UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—December 31, 2021

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2021
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, returns for the funds in this report ranged from –3.15% for Admiral Shares of Vanguard Long-Term Bond Index Fund[1] to –1.00% for ETF Shares (based on net asset value) of Vanguard Short-Term Bond Index Fund. The three funds performed roughly in line with their benchmarks after taking expenses and fees into account.
•	The U.S. economy continued to heal over the period. Vaccination programs started rolling out early in the year, helping some of the hardest-hit sectors such as hospitality, leisure, and travel, and more workers returned to the labor force. Bond yields ended the period higher, however, amid the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	With yields rising and prices falling, U.S. Treasuries posted a return of –2.32%. Mortgage-based and corporate bonds fared better, returning –1.05% and –1.04%, respectively. (Returns are from components of the Bloomberg U.S. Aggregate Bond Index.)
•	By credit quality, lower-rated investment-grade bonds generally did better than higher-rated ones; by maturity, longer-dated bonds trailed bonds with shorter maturities.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1 Except for ETF Shares, any returns cited for the Long-Term Bond Index Fund reflect the 0.50% fee on purchases of fund shares.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$ 991.80	$0.75
ETF Shares	1,000.00	992.90	0.15
Admiral™ Shares	1,000.00	992.20	0.35
Institutional Shares	1,000.00	992.30	0.25
Institutional Plus Shares	1,000.00	992.30	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$ 994.90	$0.75
ETF Shares	1,000.00	995.80	0.15
Admiral Shares	1,000.00	995.30	0.35
Institutional Shares	1,000.00	995.40	0.25
Institutional Plus Shares	1,000.00	995.40	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,019.00	$0.15
Admiral Shares	1,000.00	1,018.70	0.36
Institutional Shares	1,000.00	1,018.80	0.25
Institutional Plus Shares	1,000.00	1,018.90	0.20
3

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,025.05	$0.15
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.03% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.03% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.03% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
4

Short-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund Investor Shares	-1.15%	2.09%	1.59%	$11,706
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-0.97	2.25	1.77	11,923
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund ETF Shares Net Asset Value	-1.00%	2.20%	1.68%	$11,817
Short-Term Bond Index Fund ETF Shares Market Price	-1.09	2.19	1.68	11,809
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-0.97	2.25	1.77	11,923
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

See Financial Highlights for dividend and capital gains information.
5

Short-Term Bond Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund Admiral Shares	-1.08%	2.17%	1.67%	$11,805
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-0.97	2.25	1.77	11,923
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Short-Term Bond Index Fund Institutional Shares	-1.06%	2.19%	1.70%	$5,916,589
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-0.97	2.25	1.77	5,961,314
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	6,677,759

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Short-Term Bond Index Fund Institutional Plus Shares	-1.05%	2.20%	1.71%	$118,496,070
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-0.97	2.25	1.77	119,226,270
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	133,555,180
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Short-Term Bond Index Fund ETF Shares Market Price	-1.09%	11.43%	18.09%
Short-Term Bond Index Fund ETF Shares Net Asset Value	-1.00	11.49	18.17
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-0.97	11.78	19.23
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
6

Short-Term Bond Index Fund
Fund Allocation
As of December 31, 2021
Corporate Bonds	26.0%
Sovereign Bonds	6.1
Taxable Municipal Bonds	0.0
U.S. Government and Agency Obligations	67.9
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
7

Short-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.5%)
U.S. Government Securities (64.9%)
United States Treasury Note/Bond	0.125%	12/31/22	311,546	310,572
United States Treasury Note/Bond	2.125%	12/31/22	30,007	30,509
United States Treasury Note/Bond	1.500%	1/15/23	242,855	245,511
United States Treasury Note/Bond	0.125%	1/31/23	484,817	483,150
United States Treasury Note/Bond	1.750%	1/31/23	39,330	39,877
United States Treasury Note/Bond	2.375%	1/31/23	295,243	301,332
United States Treasury Note/Bond	1.375%	2/15/23	129,675	131,033
United States Treasury Note/Bond	2.000%	2/15/23	36,750	37,382
United States Treasury Note/Bond	0.125%	2/28/23	79,571	79,248
United States Treasury Note/Bond	1.500%	2/28/23	289,143	292,531
United States Treasury Note/Bond	2.625%	2/28/23	863,733	885,056
United States Treasury Note/Bond	0.125%	3/31/23	147,552	146,837
United States Treasury Note/Bond	1.500%	3/31/23	176,205	178,325
United States Treasury Note/Bond	2.500%	3/31/23	196,875	201,705
United States Treasury Note/Bond	0.250%	4/15/23	1,304,109	1,299,626
United States Treasury Note/Bond	0.125%	4/30/23	132,435	131,711
United States Treasury Note/Bond	1.625%	4/30/23	70,895	71,914
United States Treasury Note/Bond	2.750%	4/30/23	20,990	21,603
United States Treasury Note/Bond	0.125%	5/15/23	106,014	105,401
United States Treasury Note/Bond	1.750%	5/15/23	444,544	451,768
United States Treasury Note/Bond	0.125%	5/31/23	169,120	168,063
United States Treasury Note/Bond	1.625%	5/31/23	210,100	213,219
United States Treasury Note/Bond	2.750%	5/31/23	213,123	219,683
United States Treasury Note/Bond	0.250%	6/15/23	150,040	149,337
United States Treasury Note/Bond	0.125%	6/30/23	349,380	346,979
United States Treasury Note/Bond	1.375%	6/30/23	130,000	131,523
United States Treasury Note/Bond	2.625%	6/30/23	346,252	356,748
United States Treasury Note/Bond	0.125%	7/15/23	1,300,683	1,291,131
United States Treasury Note/Bond	0.125%	7/31/23	120,815	119,852
United States Treasury Note/Bond	1.250%	7/31/23	71,965	72,685
United States Treasury Note/Bond	2.750%	7/31/23	165,108	170,629
United States Treasury Note/Bond	0.125%	8/15/23	233,135	231,204
United States Treasury Note/Bond	2.500%	8/15/23	339,900	350,044
United States Treasury Note/Bond	0.125%	8/31/23	64,135	63,564
United States Treasury Note/Bond	1.375%	8/31/23	204,880	207,281
United States Treasury Note/Bond	2.750%	8/31/23	244,140	252,532
United States Treasury Note/Bond	0.125%	9/15/23	399,685	396,000
United States Treasury Note/Bond	0.250%	9/30/23	229,063	227,452
United States Treasury Note/Bond	1.375%	9/30/23	118,075	119,496
8

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	2.875%	9/30/23	356,729	370,329
United States Treasury Note/Bond	0.125%	10/15/23	320,725	317,518
United States Treasury Note/Bond	0.375%	10/31/23	9,570	9,516
United States Treasury Note/Bond	1.625%	10/31/23	10,000	10,169
United States Treasury Note/Bond	2.875%	10/31/23	154,185	160,256
United States Treasury Note/Bond	2.750%	11/15/23	413,762	429,343
United States Treasury Note/Bond	0.500%	11/30/23	40,148	39,991
United States Treasury Note/Bond	2.125%	11/30/23	840,250	862,700
United States Treasury Note/Bond	2.875%	11/30/23	117,469	122,260
United States Treasury Note/Bond	0.125%	12/15/23	446,240	441,080
United States Treasury Note/Bond	2.250%	12/31/23	53,392	54,994
United States Treasury Note/Bond	2.625%	12/31/23	167,648	173,882
United States Treasury Note/Bond	0.125%	1/15/24	496,850	490,562
United States Treasury Note/Bond	2.250%	1/31/24	214,680	221,255
United States Treasury Note/Bond	2.500%	1/31/24	319,655	331,092
United States Treasury Note/Bond	0.125%	2/15/24	531,940	525,041
United States Treasury Note/Bond	2.750%	2/15/24	339,077	353,169
United States Treasury Note/Bond	2.125%	2/29/24	303,995	312,735
United States Treasury Note/Bond	2.375%	2/29/24	333,228	344,579
United States Treasury Note/Bond	0.250%	3/15/24	350,030	345,873
United States Treasury Note/Bond	2.125%	3/31/24	2,412,255	2,482,361
United States Treasury Note/Bond	0.375%	4/15/24	209,790	207,659
United States Treasury Note/Bond	2.000%	4/30/24	95,635	98,220
United States Treasury Note/Bond	2.250%	4/30/24	316,585	326,923
United States Treasury Note/Bond	0.250%	5/15/24	442,935	436,914
United States Treasury Note/Bond	2.500%	5/15/24	445,309	462,495
United States Treasury Note/Bond	2.000%	5/31/24	514,913	529,073
United States Treasury Note/Bond	0.250%	6/15/24	502,039	494,665
United States Treasury Note/Bond	1.750%	6/30/24	263,738	269,466
United States Treasury Note/Bond	2.000%	6/30/24	231,596	238,001
United States Treasury Note/Bond	0.375%	7/15/24	528,852	522,241
United States Treasury Note/Bond	1.750%	7/31/24	262,309	268,170
United States Treasury Note/Bond	2.125%	7/31/24	196,531	202,765
United States Treasury Note/Bond	0.375%	8/15/24	404,185	398,817
United States Treasury Note/Bond	2.375%	8/15/24	866,772	899,818
United States Treasury Note/Bond	1.250%	8/31/24	215,108	217,058
United States Treasury Note/Bond	1.875%	8/31/24	323,785	331,930
United States Treasury Note/Bond	0.375%	9/15/24	513,710	506,406
United States Treasury Note/Bond	1.500%	9/30/24	220,815	224,300
United States Treasury Note/Bond	2.125%	9/30/24	325,369	335,944
United States Treasury Note/Bond	0.625%	10/15/24	341,385	338,611
United States Treasury Note/Bond	1.500%	10/31/24	327,844	332,967
United States Treasury Note/Bond	2.250%	10/31/24	267,110	276,793
United States Treasury Note/Bond	0.750%	11/15/24	631,725	628,271
United States Treasury Note/Bond	2.250%	11/15/24	516,923	535,823
United States Treasury Note/Bond	1.500%	11/30/24	199,822	202,944
United States Treasury Note/Bond	2.125%	11/30/24	204,565	211,341
United States Treasury Note/Bond	1.000%	12/15/24	448,705	449,126
United States Treasury Note/Bond	1.750%	12/31/24	137,895	141,019
United States Treasury Note/Bond	2.250%	12/31/24	222,194	230,492
United States Treasury Note/Bond	1.375%	1/31/25	198,815	201,083
United States Treasury Note/Bond	2.500%	1/31/25	441,295	461,291
United States Treasury Note/Bond	2.000%	2/15/25	298,865	307,784
United States Treasury Note/Bond	1.125%	2/28/25	140,914	141,398
United States Treasury Note/Bond	2.750%	2/28/25	174,840	184,210
9

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.625%	3/31/25	124,516	130,839
	United States Treasury Note/Bond	0.375%	4/30/25	95,118	92,993
	United States Treasury Note/Bond	2.875%	4/30/25	222,775	236,002
	United States Treasury Note/Bond	2.125%	5/15/25	744,630	770,692
	United States Treasury Note/Bond	0.250%	5/31/25	217,886	211,894
	United States Treasury Note/Bond	2.875%	5/31/25	346,735	367,593
	United States Treasury Note/Bond	0.250%	6/30/25	103,035	100,089
	United States Treasury Note/Bond	2.750%	6/30/25	119,750	126,561
	United States Treasury Note/Bond	0.250%	7/31/25	209,968	203,637
	United States Treasury Note/Bond	2.875%	7/31/25	127,915	135,930
	United States Treasury Note/Bond	2.000%	8/15/25	1,203,162	1,240,573
	United States Treasury Note/Bond	0.250%	8/31/25	265,785	257,438
	United States Treasury Note/Bond	2.750%	8/31/25	199,795	211,314
	United States Treasury Note/Bond	0.250%	9/30/25	166,345	161,043
	United States Treasury Note/Bond	3.000%	9/30/25	173,516	185,364
	United States Treasury Note/Bond	0.250%	10/31/25	196,995	190,377
	United States Treasury Note/Bond	3.000%	10/31/25	151,522	162,034
	United States Treasury Note/Bond	2.250%	11/15/25	507,400	528,489
	United States Treasury Note/Bond	0.375%	11/30/25	419,630	406,910
	United States Treasury Note/Bond	2.875%	11/30/25	183,217	195,241
	United States Treasury Note/Bond	0.375%	12/31/25	170,415	165,143
	United States Treasury Note/Bond	2.625%	12/31/25	222,585	235,349
	United States Treasury Note/Bond	0.375%	1/31/26	310,895	300,791
	United States Treasury Note/Bond	2.625%	1/31/26	170,870	180,668
	United States Treasury Note/Bond	1.625%	2/15/26	772,589	785,747
	United States Treasury Note/Bond	6.000%	2/15/26	12,240	14,590
	United States Treasury Note/Bond	0.500%	2/28/26	1,540,959	1,496,897
	United States Treasury Note/Bond	2.500%	2/28/26	271,040	285,312
	United States Treasury Note/Bond	0.750%	3/31/26	297,255	291,589
	United States Treasury Note/Bond	2.250%	3/31/26	239,650	249,910
	United States Treasury Note/Bond	0.750%	4/30/26	288,013	282,253
	United States Treasury Note/Bond	2.375%	4/30/26	251,875	264,154
	United States Treasury Note/Bond	1.625%	5/15/26	457,918	465,574
	United States Treasury Note/Bond	0.750%	5/31/26	499,095	488,879
	United States Treasury Note/Bond	2.125%	5/31/26	244,036	253,454
	United States Treasury Note/Bond	0.875%	6/30/26	746,144	734,252
	United States Treasury Note/Bond	1.875%	6/30/26	202,205	207,860
	United States Treasury Note/Bond	0.625%	7/31/26	603,583	586,796
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	192,386
	United States Treasury Note/Bond	1.500%	8/15/26	592,396	599,060
	United States Treasury Note/Bond	0.750%	8/31/26	498,310	487,098
	United States Treasury Note/Bond	1.375%	8/31/26	359,985	362,066
	United States Treasury Note/Bond	0.875%	9/30/26	451,170	443,134
	United States Treasury Note/Bond	1.625%	9/30/26	189,430	192,627
	United States Treasury Note/Bond	1.125%	10/31/26	519,622	516,212
	United States Treasury Note/Bond	1.625%	10/31/26	171,385	174,277
	United States Treasury Note/Bond	2.000%	11/15/26	363,912	376,421
	United States Treasury Note/Bond	1.250%	11/30/26	444,550	444,342
	United States Treasury Note/Bond	1.625%	11/30/26	356,374	362,388
	United States Treasury Note/Bond	1.250%	12/31/26	448,555	448,064
	United States Treasury Note/Bond	1.750%	12/31/26	90,570	92,679
	United States Treasury Note/Bond	2.250%	2/15/27	308,075	322,660
					48,762,881
Agency Bonds and Notes (2.6%)
[1]	AID-Israel	5.500%	9/18/23	4,300	4,646
10

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	AID-Israel	5.500%	12/4/23	8,000	8,711
[1]	AID-Israel	5.500%	4/26/24	12,058	13,307
[1]	AID-Jordan	3.000%	6/30/25	4,675	4,958
	Federal Farm Credit Banks	0.125%	2/3/23	13,000	12,957
	Federal Farm Credit Banks	0.125%	4/13/23	35,100	34,926
	Federal Farm Credit Banks	0.125%	5/10/23	13,500	13,424
	Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,680
	Federal Farm Credit Banks	0.500%	12/1/23	25,000	24,880
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,476
	Federal Farm Credit Banks	0.250%	2/26/24	20,100	19,859
	Federal Farm Credit Banks	0.875%	11/18/24	35,902	35,788
	Federal Home Loan Banks	1.375%	2/17/23	73,480	74,237
	Federal Home Loan Banks	2.125%	3/10/23	8,950	9,124
	Federal Home Loan Banks	0.125%	3/17/23	15,000	14,936
	Federal Home Loan Banks	0.125%	6/2/23	18,485	18,368
	Federal Home Loan Banks	0.125%	8/28/23	29,125	28,877
	Federal Home Loan Banks	0.500%	11/9/23	10,600	10,554
	Federal Home Loan Banks	0.625%	12/22/23	11,000	10,970
	Federal Home Loan Banks	2.500%	2/13/24	97,360	100,788
	Federal Home Loan Banks	2.875%	6/14/24	20,000	20,962
	Federal Home Loan Banks	1.500%	8/15/24	9,990	10,137
	Federal Home Loan Banks	5.375%	8/15/24	100	112
	Federal Home Loan Banks	2.875%	9/13/24	20,000	21,023
[2]	Federal Home Loan Banks	1.000%	12/20/24	11,000	11,001
	Federal Home Loan Banks	0.500%	4/14/25	35,000	34,361
	Federal Home Loan Banks	0.375%	9/4/25	15,000	14,582
	Federal Home Loan Banks	1.250%	12/21/26	6,300	6,290
[3]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	148,580	148,313
[3]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	25,000	24,944
[2,3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,100	20,735
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	46,000	45,774
[3]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	51,200	50,871
[3]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	40,300	40,008
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	60,100	59,473
[3]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	43,100	42,719
[3]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	32,100	31,792
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,100	20,390
[2,3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	55,050	53,603
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,000	58,305
[3]	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	19,544
[3]	Federal National Mortgage Assn.	0.250%	5/22/23	86,250	85,888
[3]	Federal National Mortgage Assn.	0.250%	7/10/23	56,050	55,742
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	9,990	10,357
[3]	Federal National Mortgage Assn.	0.250%	11/27/23	53,800	53,299
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	14,625
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	15,722	16,048
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	192,015	200,501
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	50	51
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	75,295	76,648
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	35,188
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	25,100	24,593
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	45,100	43,868
[3]	Federal National Mortgage Assn.	0.500%	11/7/25	45,350	44,156
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	34,736
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	37,630	38,648
11

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,675
[2]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,450
[2]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,157
	Tennessee Valley Authority	2.875%	9/15/24	7,875	8,267
	Tennessee Valley Authority	0.750%	5/15/25	7,050	6,955
[2]	Tennessee Valley Authority	6.750%	11/1/25	6,830	8,227
					1,952,484
Total U.S. Government and Agency Obligations (Cost $50,945,336)					50,715,365
Corporate Bonds (25.9%)
Communications (1.1%)
	Activision Blizzard Inc.	3.400%	9/15/26	7,639	8,183
	Alphabet Inc.	3.375%	2/25/24	8,744	9,228
	Alphabet Inc.	0.450%	8/15/25	6,822	6,667
	Alphabet Inc.	1.998%	8/15/26	17,957	18,531
	AT&T Inc.	4.050%	12/15/23	4,840	5,120
	AT&T Inc.	0.900%	3/25/24	14,000	13,944
	AT&T Inc.	4.450%	4/1/24	9,238	9,865
	AT&T Inc.	3.950%	1/15/25	12,420	13,287
	AT&T Inc.	3.400%	5/15/25	29,200	30,897
	AT&T Inc.	3.600%	7/15/25	4,275	4,562
	AT&T Inc.	4.125%	2/17/26	15,846	17,274
	AT&T Inc.	1.700%	3/25/26	30,640	30,514
	Baidu Inc.	3.875%	9/29/23	4,950	5,152
	Baidu Inc.	4.375%	5/14/24	6,093	6,485
	Baidu Inc.	3.075%	4/7/25	8,662	8,988
	Baidu Inc.	4.125%	6/30/25	3,500	3,764
	Baidu Inc.	1.720%	4/9/26	600	592
	Booking Holdings Inc.	2.750%	3/15/23	11,317	11,564
	Booking Holdings Inc.	3.650%	3/15/25	8,000	8,507
	Booking Holdings Inc.	3.600%	6/1/26	11,700	12,665
	British Telecommunications plc	4.500%	12/4/23	5,282	5,591
[2]	Charter Communications Operating LLC	4.500%	2/1/24	13,461	14,310
	Charter Communications Operating LLC	4.908%	7/23/25	38,972	42,925
	Comcast Corp.	3.700%	4/15/24	19,592	20,821
	Comcast Corp.	3.375%	2/15/25	8,236	8,745
	Comcast Corp.	3.375%	8/15/25	9,859	10,520
	Comcast Corp.	3.950%	10/15/25	25,583	27,969
	Comcast Corp.	3.150%	3/1/26	14,166	15,109
	Discovery Communications LLC	2.950%	3/20/23	8,293	8,483
	Discovery Communications LLC	3.800%	3/13/24	2,585	2,714
	Discovery Communications LLC	3.900%	11/15/24	4,849	5,154
	Discovery Communications LLC	3.450%	3/15/25	3,952	4,146
	Discovery Communications LLC	3.950%	6/15/25	3,548	3,781
	Discovery Communications LLC	4.900%	3/11/26	8,620	9,617
	Electronic Arts Inc.	4.800%	3/1/26	3,400	3,796
	Expedia Group Inc.	3.600%	12/15/23	3,274	3,404
	Expedia Group Inc.	4.500%	8/15/24	6,329	6,758
	Expedia Group Inc.	5.000%	2/15/26	7,928	8,843
	Fox Corp.	4.030%	1/25/24	12,346	13,041
	Fox Corp.	3.050%	4/7/25	10,093	10,586
	Grupo Televisa SAB	6.625%	3/18/25	5,160	5,893
	Grupo Televisa SAB	4.625%	1/30/26	2,887	3,134
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	1,826	1,938
	Omnicom Group Inc.	3.650%	11/1/24	5,893	6,244
12

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omnicom Group Inc.	3.600%	4/15/26	14,015	15,059
	Rogers Communications Inc.	3.000%	3/15/23	1,000	1,019
	Rogers Communications Inc.	4.100%	10/1/23	8,781	9,168
	Rogers Communications Inc.	3.625%	12/15/25	7,221	7,689
	Rogers Communications Inc.	2.900%	11/15/26	2,875	3,005
	TCI Communications Inc.	7.875%	2/15/26	5,100	6,355
	Thomson Reuters Corp.	4.300%	11/23/23	5,840	6,143
	Thomson Reuters Corp.	3.350%	5/15/26	3,300	3,510
	Time Warner Entertainment Co. LP	8.375%	3/15/23	15,031	16,330
	T-Mobile USA Inc.	3.500%	4/15/25	30,787	32,626
	T-Mobile USA Inc.	1.500%	2/15/26	9,460	9,361
[2]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	7,165	7,277
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,596	8,059
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	7,221	7,640
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	11,257	11,412
	Verizon Communications Inc.	3.376%	2/15/25	11,000	11,692
	Verizon Communications Inc.	0.850%	11/20/25	14,741	14,385
	Verizon Communications Inc.	1.450%	3/20/26	16,255	16,180
	Verizon Communications Inc.	2.625%	8/15/26	18,809	19,593
	ViacomCBS Inc.	3.875%	4/1/24	5,619	5,909
	ViacomCBS Inc.	3.700%	8/15/24	6,922	7,334
	ViacomCBS Inc.	3.500%	1/15/25	5,962	6,286
	ViacomCBS Inc.	4.750%	5/15/25	14,532	15,952
	ViacomCBS Inc.	4.000%	1/15/26	7,700	8,323
	Vodafone Group plc	3.750%	1/16/24	11,523	12,140
	Vodafone Group plc	4.125%	5/30/25	14,437	15,625
	Walt Disney Co.	1.750%	8/30/24	12,424	12,640
	Walt Disney Co.	3.700%	9/15/24	7,123	7,545
	Walt Disney Co.	3.350%	3/24/25	15,035	16,022
	Walt Disney Co.	3.700%	10/15/25	7,223	7,778
	Walt Disney Co.	1.750%	1/13/26	15,018	15,195
	Walt Disney Co.	3.375%	11/15/26	3,700	3,980
	Weibo Corp.	3.500%	7/5/24	7,275	7,474
	WPP Finance 2010	3.750%	9/19/24	5,993	6,344
					824,361
Consumer Discretionary (1.6%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	3,250	3,322
	Alibaba Group Holding Ltd.	3.600%	11/28/24	22,362	23,540
	Amazon.com Inc.	2.400%	2/22/23	10,400	10,596
	Amazon.com Inc.	0.250%	5/12/23	11,621	11,574
	Amazon.com Inc.	0.400%	6/3/23	11,575	11,540
	Amazon.com Inc.	0.450%	5/12/24	22,646	22,420
	Amazon.com Inc.	2.800%	8/22/24	23,335	24,422
	Amazon.com Inc.	3.800%	12/5/24	3,687	3,951
	Amazon.com Inc.	0.800%	6/3/25	12,225	12,082
	Amazon.com Inc.	5.200%	12/3/25	4,054	4,618
	Amazon.com Inc.	1.000%	5/12/26	23,865	23,619
[2]	American Honda Finance Corp.	2.050%	1/10/23	6,949	7,048
[2]	American Honda Finance Corp.	1.950%	5/10/23	6,879	6,990
[2]	American Honda Finance Corp.	0.875%	7/7/23	12,390	12,403
[2]	American Honda Finance Corp.	3.450%	7/14/23	4,618	4,804
[2]	American Honda Finance Corp.	0.650%	9/8/23	6,200	6,185
[2]	American Honda Finance Corp.	3.625%	10/10/23	2,622	2,749
[2]	American Honda Finance Corp.	3.550%	1/12/24	2,705	2,841
[2]	American Honda Finance Corp.	2.900%	2/16/24	8,165	8,468
13

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Honda Finance Corp.	2.400%	6/27/24	11,470	11,822
[2]	American Honda Finance Corp.	0.550%	7/12/24	8,724	8,603
[2]	American Honda Finance Corp.	2.150%	9/10/24	6,063	6,213
[2]	American Honda Finance Corp.	1.200%	7/8/25	4,975	4,960
[2]	American Honda Finance Corp.	1.000%	9/10/25	4,525	4,455
[2]	American Honda Finance Corp.	2.300%	9/9/26	3,126	3,229
	AutoNation Inc.	3.500%	11/15/24	3,422	3,595
	AutoNation Inc.	4.500%	10/1/25	3,229	3,513
	AutoZone Inc.	2.875%	1/15/23	8,739	8,875
	AutoZone Inc.	3.125%	7/15/23	1,300	1,336
	AutoZone Inc.	3.125%	4/18/24	7,650	7,970
	AutoZone Inc.	3.250%	4/15/25	1,395	1,467
	AutoZone Inc.	3.625%	4/15/25	6,698	7,139
	AutoZone Inc.	3.125%	4/21/26	3,576	3,772
	BorgWarner Inc.	3.375%	3/15/25	4,030	4,256
	Brunswick Corp.	0.850%	8/18/24	2,725	2,687
[4]	Daimler Finance North America LLC	0.750%	3/1/24	3,000	2,971
	DR Horton Inc.	4.750%	2/15/23	4,075	4,209
	DR Horton Inc.	5.750%	8/15/23	708	754
	DR Horton Inc.	2.500%	10/15/24	5,880	6,065
	DR Horton Inc.	2.600%	10/15/25	6,450	6,664
	eBay Inc.	2.750%	1/30/23	8,634	8,796
	eBay Inc.	3.450%	8/1/24	5,267	5,532
	eBay Inc.	1.900%	3/11/25	9,325	9,436
	eBay Inc.	1.400%	5/10/26	5,625	5,541
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	5,183	5,428
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,517	4,846
	General Motors Co.	4.875%	10/2/23	10,137	10,769
	General Motors Co.	5.400%	10/2/23	3,618	3,875
	General Motors Co.	4.000%	4/1/25	5,517	5,906
	General Motors Co.	6.125%	10/1/25	23,122	26,585
	General Motors Financial Co. Inc.	3.250%	1/5/23	6,340	6,479
	General Motors Financial Co. Inc.	3.700%	5/9/23	14,558	14,995
	General Motors Financial Co. Inc.	4.250%	5/15/23	7,770	8,089
	General Motors Financial Co. Inc.	4.150%	6/19/23	21,733	22,608
	General Motors Financial Co. Inc.	1.700%	8/18/23	9,060	9,146
	General Motors Financial Co. Inc.	5.100%	1/17/24	9,543	10,233
	General Motors Financial Co. Inc.	1.050%	3/8/24	3,225	3,208
	General Motors Financial Co. Inc.	3.950%	4/13/24	10,920	11,500
	General Motors Financial Co. Inc.	3.500%	11/7/24	7,196	7,561
	General Motors Financial Co. Inc.	4.000%	1/15/25	12,625	13,454
	General Motors Financial Co. Inc.	2.900%	2/26/25	19,355	20,045
	General Motors Financial Co. Inc.	4.350%	4/9/25	2,415	2,602
	General Motors Financial Co. Inc.	2.750%	6/20/25	12,460	12,866
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,591	4,949
	General Motors Financial Co. Inc.	1.250%	1/8/26	8,091	7,911
	General Motors Financial Co. Inc.	5.250%	3/1/26	10,872	12,194
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,350	8,221
	General Motors Financial Co. Inc.	4.000%	10/6/26	13,990	15,133
	Harley-Davidson Inc.	3.500%	7/28/25	4,799	5,061
	Hasbro Inc.	3.000%	11/19/24	2,391	2,492
	Hasbro Inc.	3.550%	11/19/26	2,640	2,833
	Home Depot Inc.	2.700%	4/1/23	8,268	8,442
	Home Depot Inc.	3.750%	2/15/24	7,570	7,967
	Home Depot Inc.	3.350%	9/15/25	10,264	10,962
14

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.000%	4/1/26	11,776	12,520
	Home Depot Inc.	2.125%	9/15/26	5,190	5,358
	Hyatt Hotels Corp.	3.375%	7/15/23	2,700	2,765
	Hyatt Hotels Corp.	1.300%	10/1/23	4,000	4,002
	Hyatt Hotels Corp.	1.800%	10/1/24	3,000	3,004
	Hyatt Hotels Corp.	5.375%	4/23/25	4,027	4,479
	Hyatt Hotels Corp.	4.850%	3/15/26	4,197	4,570
	JD.com Inc.	3.875%	4/29/26	4,439	4,744
	Kohl's Corp.	4.250%	7/17/25	723	774
	Las Vegas Sands Corp.	3.200%	8/8/24	14,790	15,030
	Las Vegas Sands Corp.	2.900%	6/25/25	5,111	5,117
	Las Vegas Sands Corp.	3.500%	8/18/26	7,430	7,521
	Leggett & Platt Inc.	3.800%	11/15/24	1,007	1,060
	Lennar Corp.	4.875%	12/15/23	7,201	7,647
	Lennar Corp.	4.500%	4/30/24	10,213	10,859
	Lennar Corp.	5.875%	11/15/24	5,191	5,742
	Lennar Corp.	4.750%	5/30/25	7,182	7,820
	Lennar Corp.	5.250%	6/1/26	1,450	1,630
	Lowe's Cos. Inc.	3.875%	9/15/23	3,979	4,151
	Lowe's Cos. Inc.	3.125%	9/15/24	3,941	4,129
	Lowe's Cos. Inc.	4.000%	4/15/25	5,191	5,626
	Lowe's Cos. Inc.	3.375%	9/15/25	8,478	9,043
	Lowe's Cos. Inc.	2.500%	4/15/26	15,740	16,396
	Magna International Inc.	3.625%	6/15/24	7,630	8,036
	Magna International Inc.	4.150%	10/1/25	1,477	1,606
	Marriott International Inc.	3.250%	9/15/22	3,804	3,842
	Marriott International Inc.	2.125%	10/3/22	2,450	2,471
[2]	Marriott International Inc.	4.150%	12/1/23	2,050	2,150
	Marriott International Inc.	3.600%	4/15/24	7,232	7,574
	Marriott International Inc.	3.750%	3/15/25	2,193	2,315
[2]	Marriott International Inc.	5.750%	5/1/25	1,020	1,149
	Marriott International Inc.	3.750%	10/1/25	6,166	6,542
[2]	Marriott International Inc.	3.125%	6/15/26	3,569	3,726
[2]	McDonald's Corp.	3.350%	4/1/23	11,450	11,790
[2]	McDonald's Corp.	3.375%	5/26/25	5,981	6,357
[2]	McDonald's Corp.	3.300%	7/1/25	12,331	13,087
[2]	McDonald's Corp.	1.450%	9/1/25	6,746	6,805
[2]	McDonald's Corp.	3.700%	1/30/26	6,646	7,183
	Mohawk Industries Inc.	3.850%	2/1/23	4,700	4,814
	NIKE Inc.	2.250%	5/1/23	1,900	1,935
	NIKE Inc.	2.400%	3/27/25	11,211	11,611
	O'Reilly Automotive Inc.	3.850%	6/15/23	6,933	7,169
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,385	3,633
	Owens Corning	4.200%	12/1/24	2,844	3,040
	Owens Corning	3.400%	8/15/26	2,639	2,794
	PulteGroup Inc.	5.500%	3/1/26	4,389	4,994
	PVH Corp.	4.625%	7/10/25	4,335	4,727
	Ralph Lauren Corp.	3.750%	9/15/25	3,506	3,776
	Ross Stores Inc.	4.600%	4/15/25	5,429	5,944
	Ross Stores Inc.	0.875%	4/15/26	4,426	4,297
	Sands China Ltd.	5.125%	8/8/25	16,150	16,867
	Sands China Ltd.	3.800%	1/8/26	6,221	6,239
	Stanley Black & Decker Inc.	3.400%	3/1/26	6,488	6,918
[2]	Stanley Black & Decker Inc.	4.000%	3/15/60	3,921	4,022
	Starbucks Corp.	3.100%	3/1/23	9,960	10,213
15

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	3.850%	10/1/23	6,468	6,751
	Starbucks Corp.	3.800%	8/15/25	10,897	11,772
	Starbucks Corp.	2.450%	6/15/26	237	246
	Stellantis NV	5.250%	4/15/23	11,653	12,244
	TJX Cos. Inc.	2.500%	5/15/23	8,094	8,245
	TJX Cos. Inc.	2.250%	9/15/26	6,971	7,209
	Toyota Motor Corp.	3.419%	7/20/23	11,774	12,248
	Toyota Motor Corp.	0.681%	3/25/24	3,725	3,692
	Toyota Motor Corp.	2.358%	7/2/24	3,660	3,775
	Toyota Motor Corp.	1.339%	3/25/26	9,107	9,052
[2]	Toyota Motor Credit Corp.	2.625%	1/10/23	2,592	2,644
[2]	Toyota Motor Credit Corp.	2.700%	1/11/23	8,296	8,475
[2]	Toyota Motor Credit Corp.	2.900%	3/30/23	5,692	5,851
[2]	Toyota Motor Credit Corp.	0.400%	4/6/23	10,969	10,928
[2]	Toyota Motor Credit Corp.	0.500%	8/14/23	11,818	11,774
[2]	Toyota Motor Credit Corp.	1.350%	8/25/23	5,339	5,388
[2]	Toyota Motor Credit Corp.	3.450%	9/20/23	3,707	3,871
[2]	Toyota Motor Credit Corp.	2.250%	10/18/23	5,362	5,499
[2]	Toyota Motor Credit Corp.	0.450%	1/11/24	8,766	8,690
[2]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,719	4,907
[2]	Toyota Motor Credit Corp.	0.500%	6/18/24	10,231	10,083
	Toyota Motor Credit Corp.	0.625%	9/13/24	10,350	10,217
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	29,200	29,673
[2]	Toyota Motor Credit Corp.	3.000%	4/1/25	15,096	15,862
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	7,175	7,008
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,734	7,539
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	9,590	9,453
	VF Corp.	2.400%	4/23/25	5,691	5,851
	Whirlpool Corp.	4.000%	3/1/24	2,175	2,304
	Whirlpool Corp.	3.700%	5/1/25	2,450	2,626
[2]	Yale University	0.873%	4/15/25	5,216	5,187
					1,204,069
Consumer Staples (1.3%)
	Altria Group Inc.	4.000%	1/31/24	10,106	10,668
	Altria Group Inc.	3.800%	2/14/24	6,290	6,605
	Altria Group Inc.	2.350%	5/6/25	10,625	10,885
	Altria Group Inc.	4.400%	2/14/26	11,343	12,456
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	35,565	38,365
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	5,750	6,195
	Archer-Daniels-Midland Co.	2.500%	8/11/26	5,786	6,033
	BAT Capital Corp.	3.222%	8/15/24	15,743	16,375
	BAT Capital Corp.	2.789%	9/6/24	15,120	15,581
	BAT Capital Corp.	3.215%	9/6/26	4,042	4,208
	BAT International Finance plc	1.668%	3/25/26	15,882	15,609
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,733
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,600	7,017
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	3,320	3,316
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	9,479	10,010
	Campbell Soup Co.	3.650%	3/15/23	6,107	6,296
	Campbell Soup Co.	3.950%	3/15/25	16,268	17,411
	Campbell Soup Co.	3.300%	3/19/25	3,550	3,744
	Clorox Co.	3.500%	12/15/24	4,577	4,876
	Coca-Cola Co.	1.750%	9/6/24	8,588	8,758
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,854
[2]	Colgate-Palmolive Co.	2.100%	5/1/23	2,150	2,189
16

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Colgate-Palmolive Co.	3.250%	3/15/24	4,390	4,617
	Conagra Brands Inc.	0.500%	8/11/23	4,000	3,968
	Conagra Brands Inc.	4.300%	5/1/24	14,031	14,945
	Conagra Brands Inc.	4.600%	11/1/25	10,073	11,081
	Constellation Brands Inc.	3.200%	2/15/23	9,793	10,018
	Constellation Brands Inc.	4.250%	5/1/23	13,539	14,121
	Constellation Brands Inc.	4.750%	11/15/24	8,316	9,089
	Constellation Brands Inc.	4.400%	11/15/25	5,675	6,247
	Constellation Brands Inc.	4.750%	12/1/25	4,067	4,541
	Constellation Brands Inc.	3.700%	12/6/26	5,000	5,421
	Costco Wholesale Corp.	2.750%	5/18/24	16,547	17,197
	Diageo Capital plc	2.625%	4/29/23	12,699	12,964
	Diageo Capital plc	3.500%	9/18/23	2,300	2,395
	Diageo Capital plc	2.125%	10/24/24	6,773	6,943
	Diageo Capital plc	1.375%	9/29/25	8,404	8,389
	Dollar General Corp.	3.250%	4/15/23	12,025	12,325
	Dollar General Corp.	4.150%	11/1/25	5,704	6,205
	Dollar Tree Inc.	4.000%	5/15/25	7,004	7,528
	Estee Lauder Cos. Inc.	2.000%	12/1/24	5,827	5,975
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	2,320	2,376
	General Mills Inc.	3.700%	10/17/23	15,763	16,497
	General Mills Inc.	3.650%	2/15/24	1,548	1,622
	General Mills Inc.	4.000%	4/17/25	1,145	1,231
	Hershey Co.	2.625%	5/1/23	1,250	1,275
	Hershey Co.	3.375%	5/15/23	3,543	3,663
	Hershey Co.	2.050%	11/15/24	3,482	3,572
	Hershey Co.	0.900%	6/1/25	3,250	3,209
	Hershey Co.	3.200%	8/21/25	3,277	3,478
	Hormel Foods Corp.	0.650%	6/3/24	6,825	6,774
	Ingredion Inc.	3.200%	10/1/26	4,627	4,913
	J M Smucker Co.	3.500%	3/15/25	9,315	9,928
	Kellogg Co.	2.650%	12/1/23	5,254	5,417
	Kellogg Co.	3.250%	4/1/26	3,151	3,343
	Keurig Dr Pepper Inc.	4.057%	5/25/23	8,845	9,218
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,944	8,243
	Keurig Dr Pepper Inc.	0.750%	3/15/24	10,000	9,931
	Keurig Dr Pepper Inc.	4.417%	5/25/25	9,780	10,659
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,924	3,103
	Keurig Dr Pepper Inc.	2.550%	9/15/26	354	365
	Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,715
	Kimberly-Clark Corp.	3.050%	8/15/25	2,290	2,431
	Kimberly-Clark Corp.	2.750%	2/15/26	3,101	3,279
	Kroger Co.	3.850%	8/1/23	7,075	7,352
	Kroger Co.	4.000%	2/1/24	2,850	2,999
	Kroger Co.	3.500%	2/1/26	2,413	2,586
	Kroger Co.	2.650%	10/15/26	6,482	6,740
	McCormick & Co. Inc.	3.150%	8/15/24	8,112	8,475
	McCormick & Co. Inc.	0.900%	2/15/26	5,032	4,858
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,410	12,464
	Molson Coors Beverage Co.	3.000%	7/15/26	21,913	22,993
	Mondelez International Inc.	1.500%	5/4/25	7,427	7,442
	PepsiCo Inc.	2.750%	3/1/23	13,898	14,238
	PepsiCo Inc.	0.750%	5/1/23	10,006	10,027
	PepsiCo Inc.	3.600%	3/1/24	5,867	6,180
	PepsiCo Inc.	2.250%	3/19/25	19,641	20,320
17

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	2.750%	4/30/25	8,259	8,640
	PepsiCo Inc.	3.500%	7/17/25	6,838	7,328
	PepsiCo Inc.	2.850%	2/24/26	5,455	5,767
	PepsiCo Inc.	2.375%	10/6/26	5,181	5,414
	Philip Morris International Inc.	2.625%	3/6/23	5,679	5,800
	Philip Morris International Inc.	1.125%	5/1/23	9,546	9,590
	Philip Morris International Inc.	2.125%	5/10/23	5,322	5,402
	Philip Morris International Inc.	3.600%	11/15/23	5,890	6,179
	Philip Morris International Inc.	2.875%	5/1/24	4,125	4,290
	Philip Morris International Inc.	3.250%	11/10/24	2,883	3,053
	Philip Morris International Inc.	1.500%	5/1/25	9,842	9,874
	Philip Morris International Inc.	3.375%	8/11/25	5,585	5,936
	Philip Morris International Inc.	2.750%	2/25/26	7,810	8,144
	Philip Morris International Inc.	0.875%	5/1/26	3,770	3,643
	Procter & Gamble Co.	3.100%	8/15/23	9,218	9,578
	Procter & Gamble Co.	0.550%	10/29/25	7,190	7,020
	Procter & Gamble Co.	2.700%	2/2/26	2,356	2,491
	Procter & Gamble Co.	2.450%	11/3/26	3,120	3,272
	Reynolds American Inc.	4.850%	9/15/23	5,730	6,085
	Reynolds American Inc.	4.450%	6/12/25	23,861	25,766
	Sysco Corp.	3.750%	10/1/25	7,096	7,608
	Sysco Corp.	3.300%	7/15/26	5,551	5,904
	Target Corp.	3.500%	7/1/24	3,384	3,584
	Target Corp.	2.250%	4/15/25	15,333	15,821
	Target Corp.	2.500%	4/15/26	11,062	11,600
	Tyson Foods Inc.	3.900%	9/28/23	2,941	3,075
	Tyson Foods Inc.	3.950%	8/15/24	16,919	17,996
	Unilever Capital Corp.	3.125%	3/22/23	3,740	3,841
	Unilever Capital Corp.	0.375%	9/14/23	2,614	2,597
	Unilever Capital Corp.	3.250%	3/7/24	8,215	8,600
	Unilever Capital Corp.	2.600%	5/5/24	5,800	6,000
	Unilever Capital Corp.	0.626%	8/12/24	2,850	2,832
	Unilever Capital Corp.	3.375%	3/22/25	3,843	4,090
	Unilever Capital Corp.	3.100%	7/30/25	5,175	5,488
	Unilever Capital Corp.	2.000%	7/28/26	7,277	7,448
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	7,583	8,074
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,524	14,402
	Walmart Inc.	2.350%	12/15/22	13,900	14,131
	Walmart Inc.	2.550%	4/11/23	7,514	7,680
	Walmart Inc.	3.400%	6/26/23	16,063	16,720
	Walmart Inc.	3.300%	4/22/24	12,475	13,087
	Walmart Inc.	2.850%	7/8/24	8,723	9,125
	Walmart Inc.	2.650%	12/15/24	14,096	14,760
	Walmart Inc.	3.550%	6/26/25	17,628	19,020
	Walmart Inc.	3.050%	7/8/26	5,720	6,132
	Walmart Inc.	1.050%	9/17/26	4,000	3,962
					996,918
Energy (1.9%)
	Baker Hughes Holdings LLC	2.773%	12/15/22	16,239	16,559
	Baker Hughes Holdings LLC	1.231%	12/15/23	2,500	2,511
	Baker Hughes Holdings LLC	2.061%	12/15/26	2,500	2,524
	Boardwalk Pipelines LP	3.375%	2/1/23	3,428	3,490
	Boardwalk Pipelines LP	4.950%	12/15/24	3,443	3,731
	Boardwalk Pipelines LP	5.950%	6/1/26	9,355	10,732
[2]	BP Capital Markets America Inc.	2.750%	5/10/23	15,244	15,631
18

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	3.790%	2/6/24	4,365	4,607
	BP Capital Markets America Inc.	3.194%	4/6/25	8,872	9,352
	BP Capital Markets America Inc.	3.796%	9/21/25	8,342	8,996
	BP Capital Markets America Inc.	3.410%	2/11/26	5,875	6,284
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	14,654	15,513
	BP Capital Markets plc	3.994%	9/26/23	2,449	2,578
	BP Capital Markets plc	3.814%	2/10/24	6,511	6,871
	BP Capital Markets plc	3.535%	11/4/24	7,796	8,299
	BP Capital Markets plc	3.506%	3/17/25	5,272	5,617
	Canadian Natural Resources Ltd.	2.950%	1/15/23	14,587	14,857
	Canadian Natural Resources Ltd.	3.800%	4/15/24	1,115	1,169
	Canadian Natural Resources Ltd.	3.900%	2/1/25	4,475	4,764
	Canadian Natural Resources Ltd.	2.050%	7/15/25	7,650	7,731
	Cenovus Energy Inc.	5.375%	7/15/25	9,759	10,793
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	15,760	17,444
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	15,296	16,975
	Chevron Corp.	2.355%	12/5/22	15,087	15,277
	Chevron Corp.	1.141%	5/11/23	13,879	13,969
	Chevron Corp.	2.566%	5/16/23	5,992	6,122
	Chevron Corp.	3.191%	6/24/23	14,602	15,066
	Chevron Corp.	2.895%	3/3/24	9,594	9,984
	Chevron Corp.	1.554%	5/11/25	22,441	22,663
	Chevron Corp.	3.326%	11/17/25	6,000	6,421
	Chevron Corp.	2.954%	5/16/26	11,345	12,027
	Chevron USA Inc.	0.426%	8/11/23	7,527	7,507
	Chevron USA Inc.	3.900%	11/15/24	6,430	6,898
	Chevron USA Inc.	0.687%	8/12/25	8,838	8,662
	CNOOC Finance 2014 ULC	4.250%	4/30/24	1,500	1,594
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	1,400	1,446
	Columbia Pipeline Group Inc.	4.500%	6/1/25	7,348	8,018
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,580
	ConocoPhillips Co.	3.350%	5/15/25	1,388	1,459
	ConocoPhillips Co.	4.950%	3/15/26	10,038	11,347
	Continental Resources Inc.	3.800%	6/1/24	5,500	5,741
[4]	Coterra Energy Inc.	4.375%	6/1/24	7,267	7,695
	Devon Energy Corp.	5.250%	9/15/24	6,023	6,509
	Devon Energy Corp.	5.850%	12/15/25	2,625	3,003
	Diamondback Energy Inc.	2.875%	12/1/24	7,669	7,962
	Diamondback Energy Inc.	4.750%	5/31/25	8,398	9,201
	Diamondback Energy Inc.	3.250%	12/1/26	7,000	7,389
	Enbridge Energy Partners LP	5.875%	10/15/25	7,097	8,095
	Enbridge Inc.	4.000%	10/1/23	4,926	5,145
	Enbridge Inc.	0.550%	10/4/23	2,845	2,826
	Enbridge Inc.	3.500%	6/10/24	6,600	6,909
	Enbridge Inc.	2.500%	1/15/25	4,279	4,405
	Enbridge Inc.	1.600%	10/4/26	1,855	1,831
	Enbridge Inc.	4.250%	12/1/26	6,273	6,921
	Energy Transfer LP	3.450%	1/15/23	1,645	1,674
	Energy Transfer LP	3.600%	2/1/23	9,711	9,911
[2]	Energy Transfer LP	4.250%	3/15/23	3,778	3,887
[2]	Energy Transfer LP	4.200%	9/15/23	3,460	3,613
	Energy Transfer LP	4.500%	11/1/23	8,639	9,063
[2]	Energy Transfer LP	5.875%	1/15/24	13,865	14,962
	Energy Transfer LP	4.900%	2/1/24	3,685	3,905
	Energy Transfer LP	4.250%	4/1/24	3,324	3,495
19

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Transfer LP	4.500%	4/15/24	6,545	6,946
Energy Transfer LP	3.900%	5/15/24	5,211	5,445
Energy Transfer LP	4.050%	3/15/25	6,269	6,641
Energy Transfer LP	2.900%	5/15/25	9,243	9,551
Energy Transfer LP	5.950%	12/1/25	6,033	6,874
Energy Transfer LP	4.750%	1/15/26	7,340	8,028
Energy Transfer LP	3.900%	7/15/26	5,100	5,496
Enterprise Products Operating LLC	3.350%	3/15/23	13,712	14,043
Enterprise Products Operating LLC	3.900%	2/15/24	6,905	7,258
Enterprise Products Operating LLC	3.750%	2/15/25	19,145	20,385
Enterprise Products Operating LLC	3.700%	2/15/26	638	685
EOG Resources Inc.	2.625%	3/15/23	10,842	11,029
EOG Resources Inc.	3.150%	4/1/25	6,195	6,512
EOG Resources Inc.	4.150%	1/15/26	6,150	6,728
Exxon Mobil Corp.	2.726%	3/1/23	14,063	14,361
Exxon Mobil Corp.	1.571%	4/15/23	20,472	20,706
Exxon Mobil Corp.	3.176%	3/15/24	8,652	9,048
Exxon Mobil Corp.	2.019%	8/16/24	10,767	11,038
Exxon Mobil Corp.	2.709%	3/6/25	9,810	10,226
Exxon Mobil Corp.	2.992%	3/19/25	38,560	40,560
Exxon Mobil Corp.	3.043%	3/1/26	18,627	19,728
Halliburton Co.	3.500%	8/1/23	5,015	5,181
Halliburton Co.	3.800%	11/15/25	7,799	8,418
Hess Corp.	3.500%	7/15/24	2,800	2,923
HollyFrontier Corp.	2.625%	10/1/23	1,556	1,587
HollyFrontier Corp.	5.875%	4/1/26	8,705	9,761
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,837	9,030
Kinder Morgan Energy Partners LP	3.500%	9/1/23	4,408	4,559
Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,500	5,787
Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,026	10,641
Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,983	6,383
Kinder Morgan Inc.	3.150%	1/15/23	10,164	10,397
Kinder Morgan Inc.	4.300%	6/1/25	6,729	7,282
Kinder Morgan Inc.	1.750%	11/15/26	4,000	3,990
Magellan Midstream Partners LP	5.000%	3/1/26	4,920	5,498
Marathon Petroleum Corp.	3.625%	9/15/24	6,907	7,273
Marathon Petroleum Corp.	4.700%	5/1/25	22,354	24,409
Marathon Petroleum Corp.	5.125%	12/15/26	7,025	8,011
MPLX LP	3.500%	12/1/22	6,518	6,656
MPLX LP	3.375%	3/15/23	9,106	9,339
MPLX LP	4.500%	7/15/23	13,495	14,058
MPLX LP	4.875%	12/1/24	8,061	8,760
MPLX LP	4.000%	2/15/25	8,073	8,607
MPLX LP	4.875%	6/1/25	9,475	10,369
MPLX LP	1.750%	3/1/26	8,886	8,825
ONEOK Inc.	7.500%	9/1/23	4,884	5,315
ONEOK Inc.	2.750%	9/1/24	2,822	2,907
ONEOK Inc.	5.850%	1/15/26	2,755	3,167
ONEOK Partners LP	5.000%	9/15/23	4,695	4,947
ONEOK Partners LP	4.900%	3/15/25	11,805	12,878
Ovintiv Exploration Inc.	5.625%	7/1/24	5,417	5,969
Ovintiv Exploration Inc.	5.375%	1/1/26	2,095	2,325
Phillips 66	3.700%	4/6/23	3,250	3,361
Phillips 66	0.900%	2/15/24	3,000	2,981
Phillips 66	3.850%	4/9/25	15,625	16,673
20

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Phillips 66	1.300%	2/15/26	1,335	1,311
Phillips 66 Partners LP	2.450%	12/15/24	3,280	3,360
Phillips 66 Partners LP	3.605%	2/15/25	3,675	3,873
Phillips 66 Partners LP	3.550%	10/1/26	5,246	5,592
Pioneer Natural Resources Co.	0.550%	5/15/23	4,268	4,252
Pioneer Natural Resources Co.	0.750%	1/15/24	5,700	5,635
Pioneer Natural Resources Co.	1.125%	1/15/26	6,790	6,604
Plains All American Pipeline LP	2.850%	1/31/23	3,300	3,348
Plains All American Pipeline LP	3.850%	10/15/23	7,121	7,394
Plains All American Pipeline LP	3.600%	11/1/24	7,115	7,443
Plains All American Pipeline LP	4.650%	10/15/25	15,016	16,380
Plains All American Pipeline LP	4.500%	12/15/26	6,739	7,398
Sabine Pass Liquefaction LLC	5.625%	4/15/23	9,200	9,630
Sabine Pass Liquefaction LLC	5.750%	5/15/24	22,855	24,861
Sabine Pass Liquefaction LLC	5.625%	3/1/25	14,163	15,730
Sabine Pass Liquefaction LLC	5.875%	6/30/26	11,418	13,103
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,407	5,394
Schlumberger Investment SA	3.650%	12/1/23	14,411	15,053
Shell International Finance BV	0.375%	9/15/23	6,738	6,702
Shell International Finance BV	3.500%	11/13/23	2,632	2,759
Shell International Finance BV	2.000%	11/7/24	13,271	13,607
Shell International Finance BV	3.250%	5/11/25	21,313	22,709
Shell International Finance BV	2.875%	5/10/26	6,925	7,365
Shell International Finance BV	2.500%	9/12/26	10,835	11,346
Spectra Energy Partners LP	4.750%	3/15/24	8,888	9,483
Spectra Energy Partners LP	3.500%	3/15/25	6,072	6,402
Spectra Energy Partners LP	3.375%	10/15/26	8,236	8,741
Suncor Energy Inc.	2.800%	5/15/23	5,605	5,737
Suncor Energy Inc.	3.100%	5/15/25	5,529	5,786
TC PipeLines LP	4.375%	3/13/25	800	858
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	13,783	14,187
TotalEnergies Capital International SA	2.700%	1/25/23	8,700	8,890
TotalEnergies Capital International SA	3.700%	1/15/24	11,988	12,641
TotalEnergies Capital International SA	3.750%	4/10/24	4,159	4,415
TotalEnergies Capital International SA	2.434%	1/10/25	5,089	5,265
TransCanada PipeLines Ltd.	3.750%	10/16/23	11,835	12,328
TransCanada PipeLines Ltd.	1.000%	10/12/24	10,150	10,079
TransCanada PipeLines Ltd.	4.875%	1/15/26	2,079	2,319
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,003	8,555
Valero Energy Corp.	3.400%	9/15/26	11,070	11,831
Valero Energy Partners LP	4.375%	12/15/26	2,648	2,922
Williams Cos. Inc.	3.700%	1/15/23	7,628	7,794
Williams Cos. Inc.	4.500%	11/15/23	4,498	4,742
Williams Cos. Inc.	4.300%	3/4/24	10,695	11,308
Williams Cos. Inc.	4.550%	6/24/24	9,033	9,680
Williams Cos. Inc.	3.900%	1/15/25	8,396	8,946
Williams Cos. Inc.	4.000%	9/15/25	15,849	17,125
				1,391,648
Financials (11.0%)
AerCap Ireland Capital DAC	3.300%	1/23/23	12,130	12,388
AerCap Ireland Capital DAC	4.125%	7/3/23	4,483	4,661
AerCap Ireland Capital DAC	4.500%	9/15/23	13,591	14,264
AerCap Ireland Capital DAC	1.150%	10/29/23	12,945	12,891
AerCap Ireland Capital DAC	4.875%	1/16/24	7,480	7,957
AerCap Ireland Capital DAC	3.150%	2/15/24	12,500	12,885
21

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	2.875%	8/14/24	4,750	4,886
	AerCap Ireland Capital DAC	1.650%	10/29/24	30,350	30,310
	AerCap Ireland Capital DAC	3.500%	1/15/25	4,943	5,168
	AerCap Ireland Capital DAC	6.500%	7/15/25	13,972	15,978
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,223	8,855
	AerCap Ireland Capital DAC	1.750%	1/30/26	12,585	12,363
	AerCap Ireland Capital DAC	4.450%	4/3/26	800	869
	AerCap Ireland Capital DAC	2.450%	10/29/26	54,540	54,949
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,750	3,987
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,606	4,905
	Aflac Inc.	3.625%	11/15/24	9,611	10,270
	Aflac Inc.	3.250%	3/17/25	4,125	4,363
	Aflac Inc.	1.125%	3/15/26	3,478	3,424
	Aflac Inc.	2.875%	10/15/26	1,755	1,850
	Air Lease Corp.	2.250%	1/15/23	5,985	6,061
	Air Lease Corp.	2.750%	1/15/23	5,264	5,350
	Air Lease Corp.	3.875%	7/3/23	9,280	9,617
	Air Lease Corp.	3.000%	9/15/23	4,002	4,109
[2]	Air Lease Corp.	4.250%	2/1/24	9,665	10,187
[2]	Air Lease Corp.	0.700%	2/15/24	4,400	4,334
	Air Lease Corp.	0.800%	8/18/24	7,345	7,199
	Air Lease Corp.	4.250%	9/15/24	4,055	4,316
[2]	Air Lease Corp.	2.300%	2/1/25	5,434	5,515
	Air Lease Corp.	3.250%	3/1/25	10,963	11,396
	Air Lease Corp.	3.375%	7/1/25	6,593	6,891
[2]	Air Lease Corp.	2.875%	1/15/26	8,044	8,296
[2]	Air Lease Corp.	3.750%	6/1/26	5,923	6,313
	Air Lease Corp.	1.875%	8/17/26	10,158	10,003
	Aircastle Ltd.	5.000%	4/1/23	4,974	5,195
	Aircastle Ltd.	4.400%	9/25/23	9,035	9,465
	Aircastle Ltd.	4.125%	5/1/24	450	471
	Aircastle Ltd.	4.250%	6/15/26	5,008	5,369
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,163	4,466
	Allstate Corp.	3.150%	6/15/23	1,800	1,861
	Allstate Corp.	0.750%	12/15/25	3,807	3,712
	Allstate Corp.	3.280%	12/15/26	5,030	5,413
[2]	Allstate Corp.	5.750%	8/15/53	10,964	11,404
	Ally Financial Inc.	3.050%	6/5/23	8,432	8,643
	Ally Financial Inc.	1.450%	10/2/23	12,831	12,875
	Ally Financial Inc.	3.875%	5/21/24	12,825	13,518
	Ally Financial Inc.	5.125%	9/30/24	14,527	15,898
	Ally Financial Inc.	4.625%	3/30/25	8,024	8,733
	Ally Financial Inc.	5.800%	5/1/25	6,314	7,127
	American Express Co.	2.650%	12/2/22	13,598	13,856
	American Express Co.	3.400%	2/27/23	25,560	26,298
	American Express Co.	3.700%	8/3/23	13,322	13,888
	American Express Co.	0.750%	11/3/23	1,500	1,497
	American Express Co.	3.400%	2/22/24	11,297	11,832
	American Express Co.	2.500%	7/30/24	22,114	22,842
	American Express Co.	3.000%	10/30/24	14,110	14,791
	American Express Co.	3.625%	12/5/24	5,928	6,335
	American Express Co.	4.200%	11/6/25	6,598	7,263
	American Express Co.	3.125%	5/20/26	1,302	1,381
	American Express Co.	1.650%	11/4/26	11,500	11,530
	American Financial Group Inc.	3.500%	8/15/26	2,663	2,845
22

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.125%	2/15/24	11,941	12,680
	American International Group Inc.	2.500%	6/30/25	16,632	17,165
	American International Group Inc.	3.750%	7/10/25	6,226	6,676
	American International Group Inc.	3.900%	4/1/26	11,831	12,844
	Ameriprise Financial Inc.	4.000%	10/15/23	10,928	11,516
	Ameriprise Financial Inc.	3.700%	10/15/24	4,264	4,552
	Ameriprise Financial Inc.	3.000%	4/2/25	7,276	7,601
	Aon plc	4.000%	11/27/23	6,803	7,128
	Aon plc	3.500%	6/14/24	7,070	7,433
	Aon plc	3.875%	12/15/25	4,834	5,231
	Arch Capital Finance LLC	4.011%	12/15/26	2,910	3,196
	Ares Capital Corp.	3.500%	2/10/23	6,428	6,577
	Ares Capital Corp.	4.200%	6/10/24	8,111	8,571
	Ares Capital Corp.	4.250%	3/1/25	5,132	5,435
	Ares Capital Corp.	3.250%	7/15/25	8,366	8,679
	Ares Capital Corp.	3.875%	1/15/26	12,160	12,833
	Ares Capital Corp.	2.150%	7/15/26	5,604	5,537
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,600	2,758
	Assurant Inc.	4.200%	9/27/23	2,300	2,416
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,699	1,843
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,015	3,275
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,924
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,354
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	5,227	5,206
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	6,000	5,875
	Banco Santander SA	3.125%	2/23/23	12,077	12,365
	Banco Santander SA	3.848%	4/12/23	13,653	14,132
	Banco Santander SA	2.706%	6/27/24	8,231	8,515
	Banco Santander SA	0.701%	6/30/24	4,300	4,274
	Banco Santander SA	2.746%	5/28/25	16,300	16,861
	Banco Santander SA	5.179%	11/19/25	8,495	9,442
	Banco Santander SA	1.849%	3/25/26	8,850	8,800
	Banco Santander SA	1.722%	9/14/27	13,400	13,151
[2]	Bank of America Corp.	3.300%	1/11/23	37,723	38,748
	Bank of America Corp.	4.100%	7/24/23	14,846	15,602
[2]	Bank of America Corp.	3.004%	12/20/23	55,198	56,340
[2]	Bank of America Corp.	4.125%	1/22/24	4,890	5,197
[2]	Bank of America Corp.	3.550%	3/5/24	39,002	40,167
[2]	Bank of America Corp.	4.000%	4/1/24	7,189	7,642
[2]	Bank of America Corp.	1.486%	5/19/24	8,299	8,360
[2]	Bank of America Corp.	0.523%	6/14/24	19,450	19,318
[2]	Bank of America Corp.	3.864%	7/23/24	19,513	20,334
[2]	Bank of America Corp.	4.200%	8/26/24	25,695	27,534
[2]	Bank of America Corp.	0.810%	10/24/24	28,300	28,108
[2]	Bank of America Corp.	4.000%	1/22/25	16,619	17,772
[2]	Bank of America Corp.	3.458%	3/15/25	2,983	3,120
[2]	Bank of America Corp.	3.950%	4/21/25	26,816	28,672
	Bank of America Corp.	0.976%	4/22/25	18,016	17,871
[2]	Bank of America Corp.	3.875%	8/1/25	9,250	10,038
[2]	Bank of America Corp.	0.981%	9/25/25	14,095	13,930
[2]	Bank of America Corp.	3.093%	10/1/25	23,491	24,458
[2]	Bank of America Corp.	2.456%	10/22/25	26,455	27,167
[2]	Bank of America Corp.	1.530%	12/6/25	12,800	12,833
[2]	Bank of America Corp.	3.366%	1/23/26	18,186	19,144
[2]	Bank of America Corp.	2.015%	2/13/26	35,351	35,819
23

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bank of America Corp.	4.450%	3/3/26	1,686	1,858
[2]	Bank of America Corp.	3.500%	4/19/26	3,761	4,052
[2]	Bank of America Corp.	1.319%	6/19/26	58,050	57,446
	Bank of America Corp.	6.220%	9/15/26	250	296
[2]	Bank of America Corp.	4.250%	10/22/26	14,891	16,440
[2]	Bank of America Corp.	1.197%	10/24/26	16,051	15,736
[2]	Bank of America Corp.	1.658%	3/11/27	41,991	41,697
[2]	Bank of America Corp.	3.559%	4/23/27	31,457	33,659
	Bank of America Corp.	1.734%	7/22/27	75,285	74,716
[2]	Bank of America Corp.	4.183%	11/25/27	22,674	24,821
[2]	Bank of Montreal	0.400%	9/15/23	9,356	9,293
	Bank of Montreal	0.450%	12/8/23	10,410	10,310
[2]	Bank of Montreal	3.300%	2/5/24	9,956	10,412
[2]	Bank of Montreal	2.500%	6/28/24	7,701	7,947
[2]	Bank of Montreal	1.850%	5/1/25	27,253	27,678
[2]	Bank of Montreal	1.250%	9/15/26	10,608	10,382
[2]	Bank of Montreal	0.949%	1/22/27	16,375	15,892
[2]	Bank of Montreal	4.338%	10/5/28	4,520	4,747
[2]	Bank of Montreal	4.800%	2/25/70	117	121
[2]	Bank of New York Mellon Corp.	1.850%	1/27/23	11,175	11,314
[2]	Bank of New York Mellon Corp.	2.950%	1/29/23	14,717	15,044
[2]	Bank of New York Mellon Corp.	3.500%	4/28/23	7,903	8,190
[2]	Bank of New York Mellon Corp.	3.450%	8/11/23	12,800	13,348
[2]	Bank of New York Mellon Corp.	2.200%	8/16/23	10,671	10,904
[2]	Bank of New York Mellon Corp.	0.350%	12/7/23	7,000	6,944
[2]	Bank of New York Mellon Corp.	0.500%	4/26/24	6,819	6,739
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,080	4,295
[2]	Bank of New York Mellon Corp.	3.250%	9/11/24	10,994	11,580
[2]	Bank of New York Mellon Corp.	2.100%	10/24/24	4,415	4,534
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,735	3,924
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	6,600	6,650
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	5,360	5,629
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,656	1,720
	Bank of Nova Scotia	2.375%	1/18/23	3,575	3,639
	Bank of Nova Scotia	1.950%	2/1/23	16,635	16,857
	Bank of Nova Scotia	1.625%	5/1/23	3,901	3,946
	Bank of Nova Scotia	0.400%	9/15/23	9,842	9,769
	Bank of Nova Scotia	0.550%	9/15/23	6,200	6,165
	Bank of Nova Scotia	3.400%	2/11/24	16,605	17,410
	Bank of Nova Scotia	0.700%	4/15/24	14,451	14,313
	Bank of Nova Scotia	0.650%	7/31/24	549	542
	Bank of Nova Scotia	2.200%	2/3/25	18,924	19,383
	Bank of Nova Scotia	1.300%	6/11/25	2,645	2,632
	Bank of Nova Scotia	4.500%	12/16/25	9,317	10,255
	Bank of Nova Scotia	1.050%	3/2/26	9,648	9,424
	Bank of Nova Scotia	1.350%	6/24/26	5,100	5,043
	Bank of Nova Scotia	2.700%	8/3/26	13,052	13,620
	Bank of Nova Scotia	1.300%	9/15/26	9,055	8,894
	BankUnited Inc.	4.875%	11/17/25	3,507	3,858
[2]	Barclays Bank plc	3.750%	5/15/24	1,700	1,804
	Barclays plc	3.684%	1/10/23	9,265	9,269
[2]	Barclays plc	4.338%	5/16/24	32,514	33,865
	Barclays plc	4.375%	9/11/24	4,568	4,876
	Barclays plc	1.007%	12/10/24	2,649	2,629
	Barclays plc	3.650%	3/16/25	13,669	14,453
24

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Barclays plc	3.932%	5/7/25	10,818	11,386
	Barclays plc	4.375%	1/12/26	21,561	23,556
[2]	Barclays plc	2.852%	5/7/26	17,616	18,159
	Barclays plc	5.200%	5/12/26	17,950	20,085
	Barclays plc	2.279%	11/24/27	12,071	12,101
	Berkshire Hathaway Inc.	3.000%	2/11/23	4,940	5,067
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,197	17,570
	Berkshire Hathaway Inc.	3.125%	3/15/26	24,883	26,583
	BGC Partners Inc.	5.375%	7/24/23	5,314	5,611
	BGC Partners Inc.	3.750%	10/1/24	1,417	1,478
	BlackRock Inc.	3.500%	3/18/24	8,598	9,091
[4]	Blackstone Private Credit Fund	2.350%	11/22/24	4,030	4,031
[4]	Blackstone Private Credit Fund	2.625%	12/15/26	11,477	11,199
	Blackstone Secured Lending Fund	3.650%	7/14/23	620	639
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,417	4,654
	Blackstone Secured Lending Fund	2.750%	9/16/26	6,545	6,541
[2]	BNP Paribas SA	3.250%	3/3/23	9,014	9,280
[2]	BNP Paribas SA	4.250%	10/15/24	7,990	8,615
[4]	BPCE SA	3.000%	5/22/22	6,000	6,057
	BPCE SA	4.000%	4/15/24	6,993	7,445
[2]	BPCE SA	3.375%	12/2/26	746	800
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,381	4,690
	Brookfield Finance Inc.	4.000%	4/1/24	7,509	7,931
	Brookfield Finance Inc.	4.250%	6/2/26	2,606	2,869
	Brown & Brown Inc.	4.200%	9/15/24	4,329	4,620
	Business Development Corp. of America	3.250%	3/30/26	3,350	3,344
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	8,375	8,456
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	5,000	4,966
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	10,680	10,689
[2]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,150	8,520
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	9,150	9,040
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	5,805	6,056
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	4,352	4,313
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,717	6,871
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,185	4,097
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	7,663	7,474
	Capital One Bank USA NA	3.375%	2/15/23	23,206	23,842
[2]	Capital One Bank USA NA	2.280%	1/28/26	500	510
	Capital One Financial Corp.	3.200%	1/30/23	5,170	5,297
	Capital One Financial Corp.	2.600%	5/11/23	13,856	14,149
	Capital One Financial Corp.	3.500%	6/15/23	5,531	5,732
	Capital One Financial Corp.	3.900%	1/29/24	7,483	7,882
	Capital One Financial Corp.	3.750%	4/24/24	7,814	8,240
	Capital One Financial Corp.	3.300%	10/30/24	15,865	16,724
	Capital One Financial Corp.	3.200%	2/5/25	8,865	9,310
	Capital One Financial Corp.	4.250%	4/30/25	20,002	21,649
	Capital One Financial Corp.	4.200%	10/29/25	13,393	14,563
	Capital One Financial Corp.	3.750%	7/28/26	9,462	10,138
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,593
	Charles Schwab Corp.	2.650%	1/25/23	12,865	13,114
	Charles Schwab Corp.	3.550%	2/1/24	3,847	4,040
	Charles Schwab Corp.	0.750%	3/18/24	19,727	19,638
	Charles Schwab Corp.	3.750%	4/1/24	4,100	4,327
	Charles Schwab Corp.	3.000%	3/10/25	2,551	2,673
	Charles Schwab Corp.	4.200%	3/24/25	6,125	6,662
25

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.625%	4/1/25	2,340	2,494
	Charles Schwab Corp.	3.850%	5/21/25	7,523	8,108
	Charles Schwab Corp.	0.900%	3/11/26	700	684
	Charles Schwab Corp.	1.150%	5/13/26	25,055	24,734
	Chubb INA Holdings Inc.	2.700%	3/13/23	7,309	7,485
	Chubb INA Holdings Inc.	3.350%	5/15/24	6,719	7,091
	Chubb INA Holdings Inc.	3.150%	3/15/25	17,837	18,861
	Chubb INA Holdings Inc.	3.350%	5/3/26	5,844	6,276
[2]	CIT Bank NA	2.969%	9/27/25	2,750	2,831
[2]	Citibank NA	3.650%	1/23/24	10,720	11,296
	Citigroup Inc.	3.375%	3/1/23	1,225	1,261
	Citigroup Inc.	3.500%	5/15/23	19,475	20,139
	Citigroup Inc.	3.875%	10/25/23	16,142	17,013
[2]	Citigroup Inc.	1.678%	5/15/24	24,762	25,032
[2]	Citigroup Inc.	4.044%	6/1/24	28,652	29,884
	Citigroup Inc.	3.750%	6/16/24	12,154	12,901
	Citigroup Inc.	4.000%	8/5/24	1,485	1,581
	Citigroup Inc.	0.776%	10/30/24	19,497	19,372
	Citigroup Inc.	3.875%	3/26/25	6,815	7,265
[2]	Citigroup Inc.	3.352%	4/24/25	17,524	18,306
	Citigroup Inc.	3.300%	4/27/25	2,608	2,772
	Citigroup Inc.	0.981%	5/1/25	7,430	7,377
	Citigroup Inc.	4.400%	6/10/25	25,428	27,708
	Citigroup Inc.	5.500%	9/13/25	12,712	14,373
	Citigroup Inc.	3.700%	1/12/26	17,600	19,028
	Citigroup Inc.	4.600%	3/9/26	9,681	10,690
[2]	Citigroup Inc.	3.106%	4/8/26	47,127	49,409
	Citigroup Inc.	3.400%	5/1/26	9,517	10,207
	Citigroup Inc.	3.200%	10/21/26	4,907	5,201
	Citigroup Inc.	4.300%	11/20/26	12,807	14,172
	Citigroup Inc.	1.122%	1/28/27	10,918	10,639
	Citigroup Inc.	1.462%	6/9/27	800	785
[2]	Citizens Bank NA	3.700%	3/29/23	7,191	7,421
[2]	Citizens Bank NA	2.250%	4/28/25	4,132	4,233
[2]	Citizens Bank NA	3.750%	2/18/26	6,871	7,408
	Citizens Financial Group Inc.	2.850%	7/27/26	4,179	4,357
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	4,154
	CME Group Inc.	3.000%	3/15/25	9,533	10,022
	CNA Financial Corp.	3.950%	5/15/24	5,091	5,374
	CNA Financial Corp.	4.500%	3/1/26	2,018	2,224
	CNO Financial Group Inc.	5.250%	5/30/25	7,675	8,485
[2]	Comerica Bank	2.500%	7/23/24	3,854	3,981
	Comerica Inc.	3.700%	7/31/23	10,876	11,318
	Cooperatieve Rabobank UA	2.750%	1/10/23	5,350	5,469
	Cooperatieve Rabobank UA	0.375%	1/12/24	2,905	2,869
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	20,393	21,751
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,549	12,530
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	13,096	14,096
	Credit Suisse AG	1.000%	5/5/23	12,816	12,849
[2]	Credit Suisse AG	0.520%	8/9/23	1,452	1,442
	Credit Suisse AG	0.495%	2/2/24	9,505	9,391
[2]	Credit Suisse AG	3.625%	9/9/24	22,529	23,898
	Credit Suisse AG	2.950%	4/9/25	45,733	47,893
	Credit Suisse AG	1.250%	8/7/26	21,330	20,800
	Credit Suisse Group AG	3.800%	6/9/23	11,796	12,227
26

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Credit Suisse Group AG	3.750%	3/26/25	17,724	18,826
	Credit Suisse Group AG	4.550%	4/17/26	6,891	7,589
	Deutsche Bank AG	3.950%	2/27/23	24,809	25,589
[2]	Deutsche Bank AG	0.962%	11/8/23	12,367	12,336
[2]	Deutsche Bank AG	3.700%	5/30/24	20,480	21,466
	Deutsche Bank AG	3.700%	5/30/24	2,725	2,858
[2]	Deutsche Bank AG	2.222%	9/18/24	14,428	14,618
	Deutsche Bank AG	1.447%	4/1/25	4,555	4,529
[2]	Deutsche Bank AG	3.961%	11/26/25	3,232	3,418
	Deutsche Bank AG	4.100%	1/13/26	100	108
[2]	Deutsche Bank AG	4.100%	1/13/26	3,300	3,534
	Deutsche Bank AG	1.686%	3/19/26	7,129	7,110
	Deutsche Bank AG	2.129%	11/24/26	6,555	6,547
	Deutsche Bank AG	2.311%	11/16/27	16,104	16,101
[2]	Discover Bank	3.350%	2/6/23	10,296	10,544
[2]	Discover Bank	4.200%	8/8/23	14,211	14,913
	Discover Bank	2.450%	9/12/24	14,714	15,058
[2]	Discover Bank	4.250%	3/13/26	4,391	4,795
[2]	Discover Bank	3.450%	7/27/26	531	562
[2]	Discover Bank	4.682%	8/9/28	11,120	11,627
	Discover Financial Services	3.950%	11/6/24	836	890
	Discover Financial Services	3.750%	3/4/25	3,870	4,098
	Discover Financial Services	4.500%	1/30/26	4,167	4,564
	Eaton Vance Corp.	3.625%	6/15/23	2,850	2,957
	Equitable Holdings Inc.	3.900%	4/20/23	4,724	4,894
	Fifth Third Bancorp	1.625%	5/5/23	2,862	2,889
	Fifth Third Bancorp	4.300%	1/16/24	13,497	14,277
	Fifth Third Bancorp	3.650%	1/25/24	19,422	20,362
	Fifth Third Bancorp	2.375%	1/28/25	6,194	6,357
[2]	Fifth Third Bank NA	1.800%	1/30/23	6,728	6,796
[2]	Fifth Third Bank NA	3.850%	3/15/26	15,232	16,448
	First American Financial Corp.	4.600%	11/15/24	1,619	1,755
	First Horizon Corp.	4.000%	5/26/25	2,550	2,728
[2]	First Republic Bank	1.912%	2/12/24	1,750	1,769
	FNB Corp.	2.200%	2/24/23	1,650	1,666
	Franklin Resources Inc.	2.850%	3/30/25	4,629	4,843
	FS KKR Capital Corp.	4.625%	7/15/24	5,961	6,284
	FS KKR Capital Corp.	4.125%	2/1/25	3,417	3,579
	FS KKR Capital Corp.	3.400%	1/15/26	7,553	7,699
	GATX Corp.	3.900%	3/30/23	2,825	2,924
	GATX Corp.	3.250%	3/30/25	2,526	2,643
	GATX Corp.	3.250%	9/15/26	2,445	2,573
	GE Capital Funding LLC	3.450%	5/15/25	13,645	14,306
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,290	3,449
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,424	4,534
	Goldman Sachs Group Inc.	3.625%	1/22/23	11,696	12,036
[2]	Goldman Sachs Group Inc.	0.481%	1/27/23	19,000	18,948
	Goldman Sachs Group Inc.	3.200%	2/23/23	6,834	7,008
	Goldman Sachs Group Inc.	0.523%	3/8/23	7,915	7,892
[2]	Goldman Sachs Group Inc.	0.627%	11/17/23	31,481	31,404
	Goldman Sachs Group Inc.	1.217%	12/6/23	10,000	10,023
	Goldman Sachs Group Inc.	3.625%	2/20/24	21,711	22,772
	Goldman Sachs Group Inc.	4.000%	3/3/24	14,552	15,437
	Goldman Sachs Group Inc.	0.673%	3/8/24	15,905	15,841
[2]	Goldman Sachs Group Inc.	3.850%	7/8/24	9,636	10,192
27

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Goldman Sachs Group Inc.	0.657%	9/10/24	12,790	12,690
	Goldman Sachs Group Inc.	0.925%	10/21/24	10,300	10,256
	Goldman Sachs Group Inc.	3.500%	1/23/25	6,839	7,214
	Goldman Sachs Group Inc.	3.500%	4/1/25	37,111	39,278
	Goldman Sachs Group Inc.	3.750%	5/22/25	20,879	22,287
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	38,546	40,433
	Goldman Sachs Group Inc.	4.250%	10/21/25	24,761	27,017
	Goldman Sachs Group Inc.	3.750%	2/25/26	13,506	14,532
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,023	1,091
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	11,662	11,362
	Goldman Sachs Group Inc.	1.431%	3/9/27	26,627	26,080
	Goldman Sachs Group Inc.	1.542%	9/10/27	11,771	11,539
	Goldman Sachs Group Inc.	1.948%	10/21/27	60,192	59,992
	Golub Capital BDC Inc.	3.375%	4/15/24	3,225	3,309
	Golub Capital BDC Inc.	2.500%	8/24/26	4,075	4,008
	Hanover Insurance Group Inc.	4.500%	4/15/26	1,635	1,791
	HSBC Holdings plc	3.600%	5/25/23	16,470	17,084
	HSBC Holdings plc	4.250%	3/14/24	15,897	16,794
[2]	HSBC Holdings plc	3.950%	5/18/24	15,853	16,447
	HSBC Holdings plc	0.732%	8/17/24	13,275	13,155
	HSBC Holdings plc	1.162%	11/22/24	14,330	14,288
[2]	HSBC Holdings plc	3.803%	3/11/25	40,299	42,316
	HSBC Holdings plc	0.976%	5/24/25	467	461
	HSBC Holdings plc	4.250%	8/18/25	6,350	6,821
[2]	HSBC Holdings plc	2.633%	11/7/25	31,759	32,613
	HSBC Holdings plc	4.300%	3/8/26	28,695	31,406
[2]	HSBC Holdings plc	1.645%	4/18/26	23,837	23,671
	HSBC Holdings plc	3.900%	5/25/26	30,333	32,766
[2]	HSBC Holdings plc	2.099%	6/4/26	34,080	34,290
[2]	HSBC Holdings plc	4.292%	9/12/26	10,443	11,277
	HSBC Holdings plc	4.375%	11/23/26	13,000	14,191
	HSBC Holdings plc	1.589%	5/24/27	26,558	25,949
	HSBC Holdings plc	2.251%	11/22/27	21,739	21,808
	HSBC USA Inc.	3.500%	6/23/24	6,741	7,098
	Huntington Bancshares Inc.	2.625%	8/6/24	8,581	8,843
	Huntington Bancshares Inc.	4.000%	5/15/25	7,963	8,570
	Huntington National Bank	1.800%	2/3/23	5,145	5,191
[2]	Huntington National Bank	3.550%	10/6/23	3,198	3,339
	ING Groep NV	4.100%	10/2/23	13,586	14,297
	ING Groep NV	3.550%	4/9/24	5,989	6,281
	ING Groep NV	1.726%	4/1/27	1,415	1,406
	Intercontinental Exchange Inc.	0.700%	6/15/23	12,095	12,085
	Intercontinental Exchange Inc.	3.450%	9/21/23	3,427	3,564
	Intercontinental Exchange Inc.	4.000%	10/15/23	7,301	7,698
	Intercontinental Exchange Inc.	3.750%	12/1/25	7,170	7,747
	Invesco Finance plc	4.000%	1/30/24	5,374	5,670
	Invesco Finance plc	3.750%	1/15/26	400	433
[4]	Jackson Financial Inc.	1.125%	11/22/23	4,100	4,094
	Janus Capital Group Inc.	4.875%	8/1/25	2,636	2,887
	Jefferies Financial Group Inc.	5.500%	10/18/23	6,481	6,771
	JPMorgan Chase & Co.	2.972%	1/15/23	16,148	16,162
	JPMorgan Chase & Co.	3.200%	1/25/23	22,897	23,514
	JPMorgan Chase & Co.	3.375%	5/1/23	24,086	24,857
	JPMorgan Chase & Co.	2.700%	5/18/23	18,179	18,594
	JPMorgan Chase & Co.	3.875%	2/1/24	16,595	17,567
28

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	0.697%	3/16/24	3,923	3,915
[2]	JPMorgan Chase & Co.	3.559%	4/23/24	35,570	36,739
	JPMorgan Chase & Co.	3.625%	5/13/24	19,620	20,764
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	10,233	10,306
[2]	JPMorgan Chase & Co.	3.797%	7/23/24	19,588	20,415
	JPMorgan Chase & Co.	3.875%	9/10/24	14,710	15,655
[2]	JPMorgan Chase & Co.	0.653%	9/16/24	18,283	18,189
[2]	JPMorgan Chase & Co.	4.023%	12/5/24	7,986	8,412
	JPMorgan Chase & Co.	3.125%	1/23/25	3,481	3,660
	JPMorgan Chase & Co.	0.563%	2/16/25	1,688	1,665
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	19,663	20,455
	JPMorgan Chase & Co.	0.824%	6/1/25	21,134	20,888
	JPMorgan Chase & Co.	0.969%	6/23/25	7,872	7,800
	JPMorgan Chase & Co.	3.900%	7/15/25	4,559	4,933
	JPMorgan Chase & Co.	7.750%	7/15/25	100	120
	JPMorgan Chase & Co.	0.768%	8/9/25	1,275	1,256
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	24,382	24,924
	JPMorgan Chase & Co.	1.561%	12/10/25	20,000	20,036
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	34,686	35,116
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	75,700	76,851
	JPMorgan Chase & Co.	3.200%	6/15/26	1,069	1,135
	JPMorgan Chase & Co.	2.950%	10/1/26	7,467	7,886
	JPMorgan Chase & Co.	7.625%	10/15/26	4,100	5,162
	JPMorgan Chase & Co.	1.045%	11/19/26	25,673	25,009
	JPMorgan Chase & Co.	4.125%	12/15/26	24,972	27,546
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	15,325	16,591
	JPMorgan Chase & Co.	1.040%	2/4/27	47,440	45,893
	JPMorgan Chase & Co.	1.578%	4/22/27	79,117	78,194
	JPMorgan Chase & Co.	1.470%	9/22/27	34,573	33,895
	Kemper Corp.	4.350%	2/15/25	2,898	3,098
[2]	KeyBank NA	3.375%	3/7/23	7,070	7,283
[2]	KeyBank NA	1.250%	3/10/23	3,032	3,051
[2]	KeyBank NA	0.423%	1/3/24	10,650	10,610
[2]	KeyBank NA	0.433%	6/14/24	8,266	8,205
[2]	KeyBank NA	3.300%	6/1/25	3,897	4,143
[2]	KeyCorp	4.150%	10/29/25	5,816	6,363
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	2,623	2,805
	Lazard Group LLC	3.750%	2/13/25	3,615	3,841
	Legg Mason Inc.	4.750%	3/15/26	3,934	4,401
	Lincoln National Corp.	4.000%	9/1/23	2,632	2,760
	Lincoln National Corp.	3.350%	3/9/25	4,375	4,631
	Lincoln National Corp.	3.625%	12/12/26	4,283	4,651
[2]	Lloyds Banking Group plc	1.326%	6/15/23	22,300	22,340
	Lloyds Banking Group plc	4.050%	8/16/23	16,153	16,919
	Lloyds Banking Group plc	3.900%	3/12/24	1,885	1,990
	Lloyds Banking Group plc	0.695%	5/11/24	7,450	7,418
	Lloyds Banking Group plc	4.500%	11/4/24	6,862	7,393
	Lloyds Banking Group plc	4.450%	5/8/25	5,627	6,118
[2]	Lloyds Banking Group plc	3.870%	7/9/25	34,954	36,949
	Lloyds Banking Group plc	4.582%	12/10/25	325	355
[2]	Lloyds Banking Group plc	2.438%	2/5/26	9,240	9,435
	Lloyds Banking Group plc	4.650%	3/24/26	9,628	10,606
	Lloyds Banking Group plc	1.627%	5/11/27	550	541
	Loews Corp.	2.625%	5/15/23	5,085	5,190
	M&T Bank Corp.	3.550%	7/26/23	14,061	14,598
29

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Capital Corp.	5.200%	5/1/24	4,100	4,379
	Main Street Capital Corp.	3.000%	7/14/26	3,856	3,868
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,406	5,649
	Manulife Financial Corp.	4.150%	3/4/26	8,747	9,584
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	3,086	3,166
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,094
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	12,099	12,805
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,756	6,073
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	8,524	9,036
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,876	5,294
	Mastercard Inc.	3.375%	4/1/24	7,168	7,558
	Mastercard Inc.	2.000%	3/3/25	5,874	6,021
	Mastercard Inc.	2.950%	11/21/26	6,912	7,359
[2]	MetLife Inc.	4.368%	9/15/23	10,464	11,071
	MetLife Inc.	3.600%	4/10/24	8,322	8,802
	MetLife Inc.	3.000%	3/1/25	3,945	4,152
	MetLife Inc.	3.600%	11/13/25	5,518	5,957
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	13,201	13,593
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	23,144	24,155
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	4,216	4,325
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	12,675	13,272
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,977	8,267
[2]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	12,359	12,298
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	29,066	29,666
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	14,192	14,101
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	18,388	18,178
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	5,850	6,338
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	5,342	5,547
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	39,818	39,139
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	20,295	20,012
	Mizuho Financial Group Inc.	3.549%	3/5/23	9,456	9,748
[2]	Mizuho Financial Group Inc.	1.241%	7/10/24	7,244	7,261
[2]	Mizuho Financial Group Inc.	0.849%	9/8/24	5,355	5,332
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	8,627	9,013
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	5,557	5,746
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	3,225	3,312
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	6,577	6,664
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,614	6,894
	Mizuho Financial Group Inc.	1.234%	5/22/27	495	480
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,090	9,909
[2]	Morgan Stanley	3.125%	1/23/23	17,210	17,634
[2]	Morgan Stanley	3.750%	2/25/23	23,127	23,926
[2]	Morgan Stanley	4.100%	5/22/23	20,437	21,291
[2]	Morgan Stanley	0.529%	1/25/24	22,053	21,978
	Morgan Stanley	0.731%	4/5/24	23,999	23,923
[2]	Morgan Stanley	3.737%	4/24/24	21,749	22,510
[2]	Morgan Stanley	3.875%	4/29/24	38,179	40,508
[2]	Morgan Stanley	3.700%	10/23/24	19,237	20,492
[2]	Morgan Stanley	0.791%	1/22/25	500	495
	Morgan Stanley	0.790%	5/30/25	47,527	46,900
[2]	Morgan Stanley	2.720%	7/22/25	8,177	8,429
[2]	Morgan Stanley	4.000%	7/23/25	14,374	15,590
[2]	Morgan Stanley	0.864%	10/21/25	5,627	5,550
[2]	Morgan Stanley	1.164%	10/21/25	5,664	5,614
	Morgan Stanley	5.000%	11/24/25	11,446	12,812
30

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley	3.875%	1/27/26	24,442	26,498
[2]	Morgan Stanley	2.188%	4/28/26	64,100	65,353
[2]	Morgan Stanley	3.125%	7/27/26	9,598	10,175
[2]	Morgan Stanley	6.250%	8/9/26	670	800
[2]	Morgan Stanley	4.350%	9/8/26	18,587	20,587
	Morgan Stanley	0.985%	12/10/26	20,314	19,706
	Morgan Stanley	1.593%	5/4/27	32,340	32,009
[2]	Morgan Stanley	1.512%	7/20/27	55,560	54,683
[2]	MUFG Union Bank NA	2.100%	12/9/22	4,105	4,156
	Nasdaq Inc.	0.445%	12/21/22	1,400	1,398
	Nasdaq Inc.	4.250%	6/1/24	2,868	3,051
	Nasdaq Inc.	3.850%	6/30/26	1,666	1,815
	National Australia Bank Ltd.	1.875%	12/13/22	3,951	4,000
	National Australia Bank Ltd.	3.000%	1/20/23	8,706	8,918
	National Australia Bank Ltd.	2.875%	4/12/23	4,850	4,979
	National Australia Bank Ltd.	3.625%	6/20/23	9,500	9,889
	National Australia Bank Ltd.	3.375%	1/14/26	1,043	1,124
[2]	National Australia Bank Ltd.	2.500%	7/12/26	18,680	19,477
[2]	National Bank of Canada	2.100%	2/1/23	10,251	10,388
[2]	National Bank of Canada	0.550%	11/15/24	4,250	4,202
	NatWest Group plc	3.875%	9/12/23	23,344	24,341
	NatWest Group plc	6.000%	12/19/23	7,769	8,438
[2]	NatWest Group plc	2.359%	5/22/24	17,749	18,033
	NatWest Group plc	5.125%	5/28/24	16,017	17,276
[2]	NatWest Group plc	4.519%	6/25/24	17,582	18,398
[2]	NatWest Group plc	4.269%	3/22/25	4,593	4,864
	NatWest Group plc	4.800%	4/5/26	11,420	12,733
[2]	NatWest Group plc	3.754%	11/1/29	1,685	1,758
	Nomura Holdings Inc.	2.648%	1/16/25	12,670	13,036
	Nomura Holdings Inc.	1.851%	7/16/25	16,401	16,413
	Nomura Holdings Inc.	1.653%	7/14/26	100	98
	Northern Trust Corp.	3.950%	10/30/25	5,939	6,507
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,700	2,813
	Old Republic International Corp.	4.875%	10/1/24	3,780	4,113
	Old Republic International Corp.	3.875%	8/26/26	4,156	4,506
	ORIX Corp.	3.250%	12/4/24	3,377	3,557
	Owl Rock Capital Corp.	5.250%	4/15/24	3,180	3,395
	Owl Rock Capital Corp.	4.000%	3/30/25	5,463	5,689
	Owl Rock Capital Corp.	3.750%	7/22/25	5,943	6,162
	Owl Rock Capital Corp.	4.250%	1/15/26	3,048	3,206
	Owl Rock Capital Corp.	3.400%	7/15/26	7,340	7,477
	People's United Bank NA	4.000%	7/15/24	550	578
	People's United Financial Inc.	3.650%	12/6/22	6,985	7,114
[2]	PNC Bank NA	2.950%	1/30/23	11,928	12,197
[2]	PNC Bank NA	3.500%	6/8/23	6,700	6,951
	PNC Bank NA	3.800%	7/25/23	5,075	5,287
[2]	PNC Bank NA	3.300%	10/30/24	17,399	18,385
[2]	PNC Bank NA	2.950%	2/23/25	6,350	6,668
[2]	PNC Bank NA	3.875%	4/10/25	3,375	3,617
[2]	PNC Bank NA	3.250%	6/1/25	1,392	1,479
[2]	PNC Bank NA	4.200%	11/1/25	5,116	5,610
	PNC Financial Services Group Inc.	3.500%	1/23/24	9,339	9,780
	PNC Financial Services Group Inc.	3.900%	4/29/24	9,997	10,583
	PNC Financial Services Group Inc.	2.200%	11/1/24	1,852	1,901
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,043	5,971
31

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Principal Financial Group Inc.	3.125%	5/15/23	4,724	4,865
	Principal Financial Group Inc.	3.400%	5/15/25	2,411	2,548
	Prospect Capital Corp.	5.875%	3/15/23	376	392
	Prospect Capital Corp.	3.706%	1/22/26	3,381	3,442
	Prospect Capital Corp.	3.364%	11/15/26	1,235	1,229
[2]	Prudential Financial Inc.	1.500%	3/10/26	472	473
[2]	Prudential Financial Inc.	5.625%	6/15/43	7,882	8,205
[2]	Prudential Financial Inc.	5.200%	3/15/44	6,485	6,824
[2]	Prudential Financial Inc.	5.375%	5/15/45	4,901	5,259
	Regions Financial Corp.	2.250%	5/18/25	6,134	6,267
[2]	Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	3,880
	Reinsurance Group of America Inc.	3.950%	9/15/26	437	475
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,691
[2]	Royal Bank of Canada	1.950%	1/17/23	13,127	13,308
[2]	Royal Bank of Canada	1.600%	4/17/23	12,674	12,815
[2]	Royal Bank of Canada	3.700%	10/5/23	18,318	19,210
[2]	Royal Bank of Canada	0.500%	10/26/23	10,690	10,617
[2]	Royal Bank of Canada	0.425%	1/19/24	7,015	6,930
[2]	Royal Bank of Canada	2.550%	7/16/24	12,424	12,845
	Royal Bank of Canada	0.650%	7/29/24	973	960
[2]	Royal Bank of Canada	2.250%	11/1/24	23,267	23,917
[2]	Royal Bank of Canada	1.150%	6/10/25	15,775	15,637
[2]	Royal Bank of Canada	0.875%	1/20/26	11,950	11,633
[2]	Royal Bank of Canada	4.650%	1/27/26	15,104	16,788
	Royal Bank of Canada	1.200%	4/27/26	16,929	16,642
[2]	Royal Bank of Canada	1.150%	7/14/26	7,305	7,154
[2]	Royal Bank of Canada	1.400%	11/2/26	17,725	17,483
	Santander Holdings USA Inc.	3.400%	1/18/23	14,268	14,583
	Santander Holdings USA Inc.	3.500%	6/7/24	10,806	11,268
	Santander Holdings USA Inc.	3.450%	6/2/25	2,111	2,217
	Santander Holdings USA Inc.	4.500%	7/17/25	11,155	12,077
	Santander Holdings USA Inc.	3.244%	10/5/26	18,686	19,593
	Santander UK Group Holdings plc	3.571%	1/10/23	4,800	4,802
[2]	Santander UK Group Holdings plc	3.373%	1/5/24	11,950	12,210
[2]	Santander UK Group Holdings plc	4.796%	11/15/24	6,975	7,404
	Santander UK Group Holdings plc	1.089%	3/15/25	7,225	7,160
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	6,400	6,300
	Santander UK Group Holdings plc	1.673%	6/14/27	10,000	9,803
	Santander UK plc	2.100%	1/13/23	6,845	6,941
	Santander UK plc	4.000%	3/13/24	12,773	13,524
	Santander UK plc	2.875%	6/18/24	4,682	4,847
[2]	Signature Bank	4.000%	10/15/30	3,100	3,290
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,887	1,973
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	2,842	2,824
	State Street Corp.	3.100%	5/15/23	6,642	6,851
	State Street Corp.	3.700%	11/20/23	12,110	12,749
[2]	State Street Corp.	3.776%	12/3/24	6,995	7,365
	State Street Corp.	3.300%	12/16/24	14,364	15,301
	State Street Corp.	3.550%	8/18/25	10,481	11,306
[2]	State Street Corp.	2.354%	11/1/25	7,983	8,225
	State Street Corp.	2.901%	3/30/26	7,892	8,260
	State Street Corp.	2.650%	5/19/26	473	498
	Stifel Financial Corp.	4.250%	7/18/24	2,335	2,487
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,200	1,227
[2]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	1,000	1,052
32

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,205	5,581
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,420	15,776
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	6,183	6,445
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	10,369	10,894
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	4,165	4,116
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	16,223	16,763
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	6,300	6,476
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	8,341	8,544
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	37,942	37,735
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	8,027	7,785
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,913	9,617
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	17,325	16,919
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,389	17,238
	SVB Financial Group	3.500%	1/29/25	2,520	2,662
	SVB Financial Group	1.800%	10/28/26	7,000	6,977
[2]	Svenska Handelsbanken AB	3.900%	11/20/23	11,103	11,726
	Swiss Re America Holding Corp.	7.000%	2/15/26	5,023	6,060
	Synchrony Financial	4.375%	3/19/24	5,467	5,776
	Synchrony Financial	4.250%	8/15/24	10,219	10,830
	Synchrony Financial	4.500%	7/23/25	5,224	5,648
	Synchrony Financial	3.700%	8/4/26	6,977	7,418
[2]	Toronto-Dominion Bank	1.900%	12/1/22	18,775	19,010
[2]	Toronto-Dominion Bank	0.250%	1/6/23	10,526	10,494
[2]	Toronto-Dominion Bank	0.300%	6/2/23	15,001	14,911
[2]	Toronto-Dominion Bank	0.750%	6/12/23	4,663	4,664
[2]	Toronto-Dominion Bank	3.500%	7/19/23	21,354	22,254
[2]	Toronto-Dominion Bank	0.450%	9/11/23	11,705	11,627
	Toronto-Dominion Bank	0.550%	3/4/24	534	528
[2]	Toronto-Dominion Bank	3.250%	3/11/24	11,166	11,693
[2]	Toronto-Dominion Bank	2.650%	6/12/24	30,353	31,479
	Toronto-Dominion Bank	1.250%	12/13/24	9,620	9,627
[2]	Toronto-Dominion Bank	1.150%	6/12/25	6,620	6,569
[2]	Toronto-Dominion Bank	0.750%	9/11/25	23,616	23,010
[2]	Toronto-Dominion Bank	0.750%	1/6/26	4,365	4,234
[2]	Toronto-Dominion Bank	1.200%	6/3/26	2,850	2,802
[2]	Toronto-Dominion Bank	1.250%	9/10/26	12,670	12,452
	Trinity Acquisition plc	4.400%	3/15/26	5,313	5,822
[2]	Truist Bank	3.000%	2/2/23	6,435	6,579
[2]	Truist Bank	1.250%	3/9/23	17,928	18,030
[2]	Truist Bank	2.750%	5/1/23	3,842	3,939
[2]	Truist Bank	3.200%	4/1/24	12,816	13,418
[2]	Truist Bank	3.689%	8/2/24	15,939	16,625
[2]	Truist Bank	2.150%	12/6/24	9,978	10,285
[2]	Truist Bank	1.500%	3/10/25	10,094	10,158
[2]	Truist Bank	3.625%	9/16/25	13,907	14,883
[2]	Truist Bank	3.800%	10/30/26	3,431	3,733
[2]	Truist Financial Corp.	2.200%	3/16/23	9,213	9,362
[2]	Truist Financial Corp.	3.750%	12/6/23	8,716	9,161
[2]	Truist Financial Corp.	2.500%	8/1/24	4,995	5,159
[2]	Truist Financial Corp.	2.850%	10/26/24	14,597	15,260
	Truist Financial Corp.	4.000%	5/1/25	16,205	17,498
[2]	Truist Financial Corp.	3.700%	6/5/25	2,530	2,719
[2]	Truist Financial Corp.	1.267%	3/2/27	10,486	10,277
	Unum Group	4.000%	3/15/24	3,405	3,595
[2]	US Bancorp	3.700%	1/30/24	9,857	10,403
33

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	3.375%	2/5/24	9,930	10,413
	US Bancorp	2.400%	7/30/24	11,066	11,436
[2]	US Bancorp	3.600%	9/11/24	6,292	6,685
	US Bancorp	1.450%	5/12/25	11,625	11,680
[2]	US Bancorp	3.950%	11/17/25	2,670	2,919
[2]	US Bancorp	3.100%	4/27/26	14,569	15,424
[2]	US Bancorp	2.375%	7/22/26	10,238	10,642
	US Bank NA	1.950%	1/9/23	11,819	11,970
[2]	US Bank NA	2.850%	1/23/23	7,535	7,699
[2]	US Bank NA	3.400%	7/24/23	8,855	9,205
[2]	US Bank NA	2.050%	1/21/25	7,200	7,368
[2]	US Bank NA	2.800%	1/27/25	8,299	8,662
	Visa Inc.	2.800%	12/14/22	17,986	18,315
	Visa Inc.	3.150%	12/14/25	35,875	38,290
	Voya Financial Inc.	3.650%	6/15/26	5,000	5,391
[2]	Voya Financial Inc.	5.650%	5/15/53	5,225	5,433
	Wachovia Corp.	7.574%	8/1/26	1,249	1,548
[2]	Wells Fargo & Co.	3.450%	2/13/23	11,893	12,231
	Wells Fargo & Co.	4.125%	8/15/23	10,546	11,064
	Wells Fargo & Co.	4.480%	1/16/24	3,168	3,374
[2]	Wells Fargo & Co.	3.750%	1/24/24	16,902	17,758
[2]	Wells Fargo & Co.	1.654%	6/2/24	30,259	30,513
[2]	Wells Fargo & Co.	3.300%	9/9/24	6,414	6,752
[2]	Wells Fargo & Co.	3.000%	2/19/25	22,344	23,349
[2]	Wells Fargo & Co.	3.550%	9/29/25	25,628	27,365
[2]	Wells Fargo & Co.	2.406%	10/30/25	38,279	39,225
[2]	Wells Fargo & Co.	2.164%	2/11/26	50,243	51,074
	Wells Fargo & Co.	3.000%	4/22/26	29,938	31,466
[2]	Wells Fargo & Co.	2.188%	4/30/26	36,916	37,613
[2]	Wells Fargo & Co.	4.100%	6/3/26	12,054	13,145
	Wells Fargo & Co.	3.000%	10/23/26	34,264	36,038
[2]	Wells Fargo & Co.	3.196%	6/17/27	888	938
	Western Alliance Bancorp	3.000%	6/15/31	1,720	1,749
	Western Union Co.	4.250%	6/9/23	1,213	1,264
	Western Union Co.	2.850%	1/10/25	6,289	6,514
	Western Union Co.	1.350%	3/15/26	4,825	4,737
	Westpac Banking Corp.	2.750%	1/11/23	8,651	8,835
	Westpac Banking Corp.	2.000%	1/13/23	8,986	9,110
	Westpac Banking Corp.	3.650%	5/15/23	14,488	15,065
	Westpac Banking Corp.	3.300%	2/26/24	11,011	11,558
	Westpac Banking Corp.	1.019%	11/18/24	10,300	10,262
	Westpac Banking Corp.	2.350%	2/19/25	18,934	19,547
	Westpac Banking Corp.	2.850%	5/13/26	21,423	22,600
[2]	Westpac Banking Corp.	2.894%	2/4/30	9,916	10,125
[2]	Westpac Banking Corp.	4.322%	11/23/31	2,899	3,136
	Willis North America Inc.	3.600%	5/15/24	8,078	8,466
	XLIT Ltd.	4.450%	3/31/25	5,541	6,014
					8,282,139
Health Care (2.2%)
	Abbott Laboratories	3.400%	11/30/23	6,882	7,191
	Abbott Laboratories	2.950%	3/15/25	1,475	1,550
	Abbott Laboratories	3.875%	9/15/25	9,346	10,148
	Abbott Laboratories	3.750%	11/30/26	12,653	13,980
	AbbVie Inc.	2.850%	5/14/23	13,699	14,010
	AbbVie Inc.	3.750%	11/14/23	11,946	12,521
34

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	3.850%	6/15/24	20,467	21,639
	AbbVie Inc.	2.600%	11/21/24	32,719	33,935
	AbbVie Inc.	3.800%	3/15/25	25,712	27,428
	AbbVie Inc.	3.600%	5/14/25	37,114	39,442
	AbbVie Inc.	3.200%	5/14/26	2,076	2,196
	AbbVie Inc.	2.950%	11/21/26	34,893	36,756
	Aetna Inc.	2.800%	6/15/23	5,938	6,084
	Aetna Inc.	3.500%	11/15/24	3,553	3,753
	Agilent Technologies Inc.	3.875%	7/15/23	3,529	3,657
	Agilent Technologies Inc.	3.050%	9/22/26	3,753	3,964
	AmerisourceBergen Corp.	0.737%	3/15/23	5,000	4,988
	AmerisourceBergen Corp.	3.400%	5/15/24	12,609	13,187
	AmerisourceBergen Corp.	3.250%	3/1/25	4,092	4,297
	Amgen Inc.	2.250%	8/19/23	4,775	4,873
	Amgen Inc.	3.625%	5/22/24	7,555	7,962
	Amgen Inc.	1.900%	2/21/25	9,023	9,174
	Amgen Inc.	3.125%	5/1/25	3,455	3,637
	Amgen Inc.	2.600%	8/19/26	3,000	3,127
	Anthem Inc.	2.950%	12/1/22	10,553	10,756
	Anthem Inc.	3.300%	1/15/23	14,034	14,414
	Anthem Inc.	0.450%	3/15/23	3,902	3,890
	Anthem Inc.	3.500%	8/15/24	19,160	20,235
	Anthem Inc.	3.350%	12/1/24	11,417	12,063
	Anthem Inc.	2.375%	1/15/25	10,725	11,038
	Anthem Inc.	1.500%	3/15/26	7,950	7,939
	AstraZeneca Finance LLC	0.700%	5/28/24	10,060	9,982
	AstraZeneca Finance LLC	1.200%	5/28/26	23,373	23,087
	AstraZeneca plc	0.300%	5/26/23	6,625	6,587
	AstraZeneca plc	3.500%	8/17/23	7,396	7,715
	AstraZeneca plc	3.375%	11/16/25	18,084	19,404
	AstraZeneca plc	0.700%	4/8/26	10,494	10,150
	Baxalta Inc.	3.600%	6/23/22	1,146	1,156
	Baxalta Inc.	4.000%	6/23/25	10,500	11,311
[4]	Baxter International Inc.	0.868%	12/1/23	10,316	10,274
[4]	Baxter International Inc.	1.322%	11/29/24	11,640	11,630
	Baxter International Inc.	2.600%	8/15/26	6,209	6,447
	Becton Dickinson & Co.	3.363%	6/6/24	16,701	17,486
	Becton Dickinson & Co.	3.734%	12/15/24	3,879	4,126
	Biogen Inc.	4.050%	9/15/25	11,232	12,196
	Boston Scientific Corp.	3.450%	3/1/24	11,452	11,979
	Boston Scientific Corp.	3.850%	5/15/25	1,979	2,128
	Boston Scientific Corp.	1.900%	6/1/25	11,301	11,444
	Boston Scientific Corp.	3.750%	3/1/26	7,048	7,589
	Bristol-Myers Squibb Co.	2.750%	2/15/23	9,500	9,702
	Bristol-Myers Squibb Co.	3.250%	2/20/23	5,979	6,139
	Bristol-Myers Squibb Co.	3.250%	11/1/23	3,725	3,889
	Bristol-Myers Squibb Co.	0.537%	11/13/23	5,000	4,975
	Bristol-Myers Squibb Co.	2.900%	7/26/24	31,522	32,953
	Bristol-Myers Squibb Co.	3.875%	8/15/25	22,479	24,336
	Bristol-Myers Squibb Co.	0.750%	11/13/25	11,238	10,988
	Bristol-Myers Squibb Co.	3.200%	6/15/26	13,463	14,455
	Cardinal Health Inc.	3.200%	3/15/23	4,569	4,687
	Cardinal Health Inc.	3.079%	6/15/24	8,932	9,263
	Cardinal Health Inc.	3.750%	9/15/25	2,463	2,642
[2]	Cigna Corp.	3.000%	7/15/23	11,192	11,517
35

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Corp.	3.750%	7/15/23	2,452	2,552
	Cigna Corp.	0.613%	3/15/24	4,678	4,632
[2]	Cigna Corp.	3.500%	6/15/24	5,856	6,147
[2]	Cigna Corp.	3.250%	4/15/25	12,829	13,517
	Cigna Corp.	4.125%	11/15/25	24,270	26,572
[2]	Cigna Corp.	4.500%	2/25/26	12,861	14,251
	Cigna Corp.	1.250%	3/15/26	9,675	9,550
	CommonSpirit Health	2.760%	10/1/24	6,289	6,495
	CommonSpirit Health	1.547%	10/1/25	6,431	6,377
	CVS Health Corp.	2.750%	12/1/22	13,071	13,253
	CVS Health Corp.	4.750%	12/1/22	4,545	4,664
	CVS Health Corp.	3.375%	8/12/24	7,644	8,034
	CVS Health Corp.	2.625%	8/15/24	11,681	12,099
	CVS Health Corp.	4.100%	3/25/25	200	216
	CVS Health Corp.	3.875%	7/20/25	30,606	32,920
	CVS Health Corp.	2.875%	6/1/26	13,441	14,080
	Danaher Corp.	3.350%	9/15/25	2,246	2,394
	DH Europe Finance II Sarl	2.200%	11/15/24	5,160	5,277
	Gilead Sciences Inc.	2.500%	9/1/23	10,605	10,862
	Gilead Sciences Inc.	0.750%	9/29/23	6,036	6,008
	Gilead Sciences Inc.	3.700%	4/1/24	10,124	10,636
	Gilead Sciences Inc.	3.500%	2/1/25	10,495	11,105
	Gilead Sciences Inc.	3.650%	3/1/26	23,958	25,837
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	11,740	12,030
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	13,731	14,221
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	9,084	9,776
	GlaxoSmithKline Capital plc	0.534%	10/1/23	10,875	10,829
	GlaxoSmithKline Capital plc	3.000%	6/1/24	10,669	11,144
	HCA Inc.	4.750%	5/1/23	13,080	13,706
	HCA Inc.	5.000%	3/15/24	17,696	19,037
	HCA Inc.	5.250%	4/15/25	14,798	16,394
	HCA Inc.	5.250%	6/15/26	8,208	9,233
	Humana Inc.	3.150%	12/1/22	1,823	1,853
	Humana Inc.	2.900%	12/15/22	8,649	8,817
	Humana Inc.	0.650%	8/3/23	5,275	5,250
	Humana Inc.	3.850%	10/1/24	5,946	6,313
	Humana Inc.	4.500%	4/1/25	4,845	5,287
	Illumina Inc.	0.550%	3/23/23	4,375	4,353
	Johnson & Johnson	2.050%	3/1/23	4,230	4,292
	Johnson & Johnson	3.375%	12/5/23	11,304	11,868
	Johnson & Johnson	2.625%	1/15/25	3,829	3,999
	Johnson & Johnson	0.550%	9/1/25	12,470	12,163
	Johnson & Johnson	2.450%	3/1/26	11,075	11,545
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,091
	Laboratory Corp. of America Holdings	3.250%	9/1/24	6,824	7,143
	Laboratory Corp. of America Holdings	2.300%	12/1/24	8,382	8,598
	Laboratory Corp. of America Holdings	3.600%	2/1/25	3,804	4,018
	Laboratory Corp. of America Holdings	1.550%	6/1/26	9,000	8,907
	McKesson Corp.	2.700%	12/15/22	2,770	2,809
	McKesson Corp.	2.850%	3/15/23	5,265	5,361
	McKesson Corp.	3.796%	3/15/24	5,861	6,157
	McKesson Corp.	0.900%	12/3/25	5,186	5,030
	Medtronic Inc.	3.500%	3/15/25	15,894	16,937
	Merck & Co. Inc.	2.800%	5/18/23	12,207	12,570
	Merck & Co. Inc.	2.900%	3/7/24	6,460	6,730
36

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	2.750%	2/10/25	16,679	17,460
	Merck & Co. Inc.	0.750%	2/24/26	10,765	10,545
	Mylan Inc.	4.200%	11/29/23	7,328	7,685
	Novartis Capital Corp.	3.400%	5/6/24	18,131	19,132
	Novartis Capital Corp.	1.750%	2/14/25	9,001	9,141
	Novartis Capital Corp.	3.000%	11/20/25	6,637	7,034
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	2,400	2,388
	PerkinElmer Inc.	0.550%	9/15/23	4,000	3,969
	PerkinElmer Inc.	0.850%	9/15/24	5,000	4,930
	Pfizer Inc.	3.000%	6/15/23	10,647	11,010
	Pfizer Inc.	3.200%	9/15/23	5,853	6,087
	Pfizer Inc.	2.950%	3/15/24	4,883	5,083
	Pfizer Inc.	3.400%	5/15/24	8,223	8,706
	Pfizer Inc.	0.800%	5/28/25	3,700	3,654
	Pfizer Inc.	2.750%	6/3/26	11,295	11,980
	Pfizer Inc.	3.000%	12/15/26	7,721	8,319
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	862	904
	Quest Diagnostics Inc.	4.250%	4/1/24	175	185
	Quest Diagnostics Inc.	3.500%	3/30/25	5,147	5,443
	Quest Diagnostics Inc.	3.450%	6/1/26	8,454	9,047
	Royalty Pharma plc	0.750%	9/2/23	8,883	8,826
	Royalty Pharma plc	1.200%	9/2/25	13,795	13,550
	Sanofi	3.375%	6/19/23	9,508	9,853
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	20,829	21,417
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	26,222	27,823
[2]	SSM Health Care Corp.	3.688%	6/1/23	4,250	4,384
	Stryker Corp.	0.600%	12/1/23	3,048	3,029
	Stryker Corp.	3.375%	5/15/24	5,940	6,212
	Stryker Corp.	1.150%	6/15/25	1,608	1,596
	Stryker Corp.	3.375%	11/1/25	7,067	7,529
	Stryker Corp.	3.500%	3/15/26	200	214
[2]	Sutter Health	1.321%	8/15/25	2,580	2,570
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	21,796	23,066
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	9,000	8,971
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	16,200	16,188
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,714	3,988
	UnitedHealth Group Inc.	2.750%	2/15/23	6,792	6,914
	UnitedHealth Group Inc.	2.875%	3/15/23	12,289	12,616
	UnitedHealth Group Inc.	3.500%	6/15/23	8,581	8,914
	UnitedHealth Group Inc.	3.500%	2/15/24	4,131	4,350
	UnitedHealth Group Inc.	2.375%	8/15/24	5,014	5,192
	UnitedHealth Group Inc.	3.750%	7/15/25	15,811	17,153
	UnitedHealth Group Inc.	3.700%	12/15/25	6,025	6,563
	UnitedHealth Group Inc.	1.250%	1/15/26	469	467
	UnitedHealth Group Inc.	3.100%	3/15/26	3,000	3,207
	UnitedHealth Group Inc.	1.150%	5/15/26	13,796	13,654
[2]	UPMC	3.600%	4/3/25	4,150	4,390
	Utah Acquisition Sub Inc.	3.950%	6/15/26	23,250	25,077
	Viatris Inc.	1.650%	6/22/25	7,372	7,350
	Wyeth LLC	7.250%	3/1/23	1,000	1,070
	Wyeth LLC	6.450%	2/1/24	4,712	5,228
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	5,000	4,989
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	11,616	12,165
37

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	3.250%	2/1/23	9,840	10,029
	Zoetis Inc.	4.500%	11/13/25	1,328	1,463
					1,678,719
Industrials (1.8%)
	3M Co.	1.750%	2/14/23	85	86
[2]	3M Co.	2.250%	3/15/23	6,524	6,634
[2]	3M Co.	3.250%	2/14/24	14,525	15,191
	3M Co.	2.000%	2/14/25	6,730	6,895
	3M Co.	2.650%	4/15/25	4,850	5,062
[2]	3M Co.	3.000%	8/7/25	8,375	8,873
[2]	3M Co.	2.250%	9/19/26	2,674	2,768
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,362	3,496
	Amphenol Corp.	3.200%	4/1/24	3,030	3,152
	Amphenol Corp.	2.050%	3/1/25	3,050	3,110
[2]	BNSF Funding Trust I	6.613%	12/15/55	3,689	4,168
	Boeing Co.	1.167%	2/4/23	10,000	10,002
	Boeing Co.	2.800%	3/1/23	7,346	7,484
	Boeing Co.	4.508%	5/1/23	31,874	33,252
	Boeing Co.	1.875%	6/15/23	8,040	8,104
	Boeing Co.	1.950%	2/1/24	9,890	10,021
	Boeing Co.	1.433%	2/4/24	22,200	22,176
	Boeing Co.	2.800%	3/1/24	2,350	2,417
	Boeing Co.	2.850%	10/30/24	6,325	6,533
	Boeing Co.	4.875%	5/1/25	29,637	32,455
	Boeing Co.	2.600%	10/30/25	4,884	5,010
	Boeing Co.	2.750%	2/1/26	8,850	9,116
	Boeing Co.	2.196%	2/4/26	49,662	49,654
	Boeing Co.	3.100%	5/1/26	10,184	10,617
	Boeing Co.	2.250%	6/15/26	12,091	12,159
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	10,662	10,895
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	8,343	8,689
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,620	5,919
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	1,863	1,966
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	9,056	9,520
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	4,869	5,243
	Canadian National Railway Co.	2.750%	3/1/26	4,427	4,637
	Canadian Pacific Railway Co.	1.350%	12/2/24	13,000	13,015
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,146	5,362
	Canadian Pacific Railway Co.	1.750%	12/2/26	8,690	8,729
	Carrier Global Corp.	2.242%	2/15/25	18,655	19,113
[2]	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,600	1,636
[2]	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,868	6,082
	Caterpillar Financial Services Corp.	0.650%	7/7/23	8,205	8,202
[2]	Caterpillar Financial Services Corp.	0.450%	9/14/23	3,655	3,636
[2]	Caterpillar Financial Services Corp.	3.750%	11/24/23	8,811	9,296
[2]	Caterpillar Financial Services Corp.	3.650%	12/7/23	7,554	7,955
[2]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,342	4,532
[2]	Caterpillar Financial Services Corp.	3.300%	6/9/24	4,085	4,301
[2]	Caterpillar Financial Services Corp.	0.600%	9/13/24	4,065	4,016
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	13,856	14,264
[2]	Caterpillar Financial Services Corp.	3.250%	12/1/24	8,203	8,704
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,485	4,505
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	5,205	5,105
	Caterpillar Financial Services Corp.	0.900%	3/2/26	8,656	8,472
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,500	4,442
38

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.400%	5/15/24	16,287	17,124
	CNH Industrial Capital LLC	1.950%	7/2/23	6,458	6,542
	CNH Industrial Capital LLC	4.200%	1/15/24	6,939	7,333
	CNH Industrial Capital LLC	1.875%	1/15/26	4,370	4,385
	CNH Industrial NV	4.500%	8/15/23	6,178	6,496
[2]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	379	382
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	4,224	4,387
	Crane Co.	4.450%	12/15/23	2,500	2,636
	CSX Corp.	3.400%	8/1/24	5,119	5,388
	CSX Corp.	3.350%	11/1/25	8,285	8,840
	CSX Corp.	2.600%	11/1/26	5,000	5,211
	Cummins Inc.	3.650%	10/1/23	6,221	6,485
	Cummins Inc.	0.750%	9/1/25	2,396	2,353
	Deere & Co.	2.750%	4/15/25	7,514	7,855
[4]	Delta Air Lines Inc.	7.000%	5/1/25	5,843	6,686
[4]	Delta Air Lines Inc.	4.500%	10/20/25	3,600	3,787
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	2,900	2,991
	Dover Corp.	3.150%	11/15/25	3,871	4,092
	Emerson Electric Co.	2.625%	2/15/23	25	25
	Emerson Electric Co.	3.150%	6/1/25	1,079	1,139
	Emerson Electric Co.	0.875%	10/15/26	3,700	3,601
	FedEx Corp.	3.250%	4/1/26	1,065	1,139
	Fortive Corp.	3.150%	6/15/26	5,128	5,438
	General Dynamics Corp.	3.375%	5/15/23	10,491	10,857
	General Dynamics Corp.	1.875%	8/15/23	5,756	5,848
	General Dynamics Corp.	2.375%	11/15/24	6,170	6,381
	General Dynamics Corp.	3.250%	4/1/25	5,000	5,296
	General Dynamics Corp.	3.500%	5/15/25	2,089	2,236
	General Electric Co.	2.700%	10/9/22	1,075	1,091
[2]	General Electric Co.	3.100%	1/9/23	18,025	18,424
	Honeywell International Inc.	2.300%	8/15/24	10,070	10,393
	Honeywell International Inc.	1.350%	6/1/25	14,319	14,373
	Honeywell International Inc.	2.500%	11/1/26	11,368	11,898
[4]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	2,000	1,983
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	5,650	5,993
	Illinois Tool Works Inc.	3.500%	3/1/24	5,378	5,635
	Illinois Tool Works Inc.	2.650%	11/15/26	8,016	8,429
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,498	5,984
[2]	John Deere Capital Corp.	2.700%	1/6/23	7,650	7,807
	John Deere Capital Corp.	2.800%	1/27/23	5,900	6,032
[2]	John Deere Capital Corp.	2.800%	3/6/23	10,679	10,951
[2]	John Deere Capital Corp.	1.200%	4/6/23	2,300	2,313
[2]	John Deere Capital Corp.	3.450%	6/7/23	5,165	5,359
[2]	John Deere Capital Corp.	0.700%	7/5/23	5,713	5,711
[2]	John Deere Capital Corp.	0.400%	10/10/23	5,020	4,992
	John Deere Capital Corp.	3.650%	10/12/23	7,657	8,038
[2]	John Deere Capital Corp.	3.450%	1/10/24	2,025	2,127
[2]	John Deere Capital Corp.	0.450%	1/17/24	6,025	5,965
[2]	John Deere Capital Corp.	2.600%	3/7/24	5,520	5,712
[2]	John Deere Capital Corp.	0.450%	6/7/24	6,453	6,369
[2]	John Deere Capital Corp.	3.350%	6/12/24	547	578
[2]	John Deere Capital Corp.	2.650%	6/24/24	9,852	10,229
39

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	John Deere Capital Corp.	0.625%	9/10/24	5,660	5,602
[2]	John Deere Capital Corp.	2.050%	1/9/25	7,929	8,158
[2]	John Deere Capital Corp.	0.700%	1/15/26	8,370	8,141
[2]	John Deere Capital Corp.	1.050%	6/17/26	5,150	5,064
[2]	John Deere Capital Corp.	2.250%	9/14/26	4,379	4,534
[2]	John Deere Capital Corp.	1.300%	10/13/26	7,255	7,179
[2]	Johnson Controls International plc	3.900%	2/14/26	2,902	3,141
[2]	Kansas City Southern	3.000%	5/15/23	3,497	3,580
	Keysight Technologies Inc.	4.550%	10/30/24	5,234	5,664
	L3Harris Technologies Inc.	3.850%	6/15/23	9,439	9,808
	L3Harris Technologies Inc.	3.950%	5/28/24	1,305	1,377
	L3Harris Technologies Inc.	3.832%	4/27/25	5,500	5,871
	Lennox International Inc.	3.000%	11/15/23	2,000	2,059
	Lennox International Inc.	1.350%	8/1/25	3,773	3,730
	Lockheed Martin Corp.	3.100%	1/15/23	9,794	10,004
	Lockheed Martin Corp.	2.900%	3/1/25	2,651	2,777
	Lockheed Martin Corp.	3.550%	1/15/26	18,894	20,480
	Norfolk Southern Corp.	2.903%	2/15/23	5,234	5,323
	Norfolk Southern Corp.	3.850%	1/15/24	2,086	2,186
	Norfolk Southern Corp.	3.650%	8/1/25	772	826
	Norfolk Southern Corp.	2.900%	6/15/26	7,418	7,824
	Northrop Grumman Corp.	3.250%	8/1/23	12,262	12,705
	Northrop Grumman Corp.	2.930%	1/15/25	7,166	7,479
	Otis Worldwide Corp.	2.056%	4/5/25	17,778	18,118
[2]	PACCAR Financial Corp.	2.650%	4/6/23	2,075	2,124
[2]	PACCAR Financial Corp.	0.800%	6/8/23	4,375	4,375
	PACCAR Financial Corp.	3.400%	8/9/23	4,428	4,609
[2]	PACCAR Financial Corp.	0.350%	8/11/23	2,425	2,406
[2]	PACCAR Financial Corp.	0.350%	2/2/24	3,483	3,438
[2]	PACCAR Financial Corp.	2.150%	8/15/24	2,150	2,204
[2]	PACCAR Financial Corp.	0.900%	11/8/24	1,057	1,050
[2]	PACCAR Financial Corp.	1.800%	2/6/25	3,630	3,687
	Parker-Hannifin Corp.	2.700%	6/14/24	11,559	11,945
[2]	Parker-Hannifin Corp.	3.300%	11/21/24	9,345	9,804
	Precision Castparts Corp.	2.500%	1/15/23	8,298	8,427
	Precision Castparts Corp.	3.250%	6/15/25	3,648	3,876
	Raytheon Technologies Corp.	3.700%	12/15/23	3,827	4,000
	Raytheon Technologies Corp.	3.200%	3/15/24	9,700	10,097
	Raytheon Technologies Corp.	3.950%	8/16/25	16,473	17,859
	Republic Services Inc.	4.750%	5/15/23	3,535	3,687
	Republic Services Inc.	2.500%	8/15/24	5,205	5,357
	Republic Services Inc.	3.200%	3/15/25	7,454	7,814
	Republic Services Inc.	0.875%	11/15/25	4,048	3,933
	Republic Services Inc.	2.900%	7/1/26	7,238	7,576
	Rockwell Automation Inc.	0.350%	8/15/23	4,000	3,977
	Rockwell Automation Inc.	2.875%	3/1/25	351	367
[2]	Ryder System Inc.	3.400%	3/1/23	10,307	10,585
[2]	Ryder System Inc.	3.750%	6/9/23	5,875	6,094
[2]	Ryder System Inc.	3.875%	12/1/23	1,515	1,592
[2]	Ryder System Inc.	3.650%	3/18/24	5,802	6,107
[2]	Ryder System Inc.	2.500%	9/1/24	4,689	4,827
[2]	Ryder System Inc.	4.625%	6/1/25	6,675	7,318
[2]	Ryder System Inc.	3.350%	9/1/25	782	828
[2]	Ryder System Inc.	1.750%	9/1/26	3,200	3,187
	Southwest Airlines Co.	4.750%	5/4/23	7,375	7,726
40

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Airlines Co.	5.250%	5/4/25	18,997	21,104
	Teledyne Technologies Inc.	0.650%	4/1/23	4,410	4,389
	Teledyne Technologies Inc.	0.950%	4/1/24	7,660	7,584
	Teledyne Technologies Inc.	1.600%	4/1/26	7,333	7,263
	Textron Inc.	4.300%	3/1/24	1,650	1,743
	Textron Inc.	3.875%	3/1/25	4,084	4,356
	Textron Inc.	4.000%	3/15/26	3,000	3,245
	Timken Co.	3.875%	9/1/24	275	289
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	8,751	9,160
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,935	5,223
	Trimble Inc.	4.150%	6/15/23	2,625	2,731
	Trimble Inc.	4.750%	12/1/24	3,532	3,827
	Tyco Electronics Group SA	3.450%	8/1/24	2,200	2,306
	Tyco Electronics Group SA	3.700%	2/15/26	2,700	2,906
	Union Pacific Corp.	2.950%	1/15/23	2,250	2,290
	Union Pacific Corp.	2.750%	4/15/23	1,775	1,812
	Union Pacific Corp.	3.500%	6/8/23	6,460	6,693
	Union Pacific Corp.	3.646%	2/15/24	3,147	3,297
	Union Pacific Corp.	3.150%	3/1/24	9,626	10,061
	Union Pacific Corp.	3.750%	3/15/24	3,545	3,727
	Union Pacific Corp.	3.250%	1/15/25	5,864	6,180
	Union Pacific Corp.	3.750%	7/15/25	2,908	3,139
	Union Pacific Corp.	3.250%	8/15/25	3,693	3,921
	Union Pacific Corp.	2.750%	3/1/26	3,097	3,249
[2]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	3,417	3,535
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	525	550
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,882	3,016
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	4,661	4,845
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	6,645	6,918
	United Parcel Service Inc.	2.500%	4/1/23	12,010	12,259
	United Parcel Service Inc.	2.200%	9/1/24	6,083	6,262
	United Parcel Service Inc.	2.800%	11/15/24	2,749	2,876
	United Parcel Service Inc.	3.900%	4/1/25	3,411	3,685
	United Parcel Service Inc.	2.400%	11/15/26	4,505	4,692
[4]	Vontier Corp.	1.800%	4/1/26	4,572	4,493
	Waste Management Inc.	2.400%	5/15/23	5,604	5,704
	Waste Management Inc.	0.750%	11/15/25	4,933	4,810
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	6,300	6,678
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	4,853	5,065
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	6,635	7,039
	WW Grainger Inc.	1.850%	2/15/25	4,375	4,452
	Xylem Inc.	3.250%	11/1/26	2,046	2,192
					1,320,062
Materials (0.4%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	4,510	4,746
	Air Products and Chemicals Inc.	1.500%	10/15/25	4,509	4,531
	Albemarle Corp.	4.150%	12/1/24	3,098	3,319
	ArcelorMittal SA	4.550%	3/11/26	3,460	3,795
	Berry Global Inc.	0.950%	2/15/24	7,850	7,770
	Berry Global Inc.	1.570%	1/15/26	14,011	13,713
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,293	7,670
	Carlisle Cos. Inc.	3.500%	12/1/24	1,022	1,078
	Celanese US Holdings LLC	3.500%	5/8/24	4,007	4,186
	Celanese US Holdings LLC	1.400%	8/5/26	3,410	3,326
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,700	3,931
41

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CF Industries Inc.	3.450%	6/1/23	3,280	3,381
	Dow Chemical Co.	4.550%	11/30/25	269	296
	Dow Chemical Co.	3.625%	5/15/26	4,655	5,017
	DuPont de Nemours Inc.	4.205%	11/15/23	20,141	21,298
	DuPont de Nemours Inc.	4.493%	11/15/25	12,550	13,867
	Eastman Chemical Co.	3.800%	3/15/25	6,237	6,662
	Ecolab Inc.	0.900%	12/15/23	3,000	3,004
	Ecolab Inc.	2.700%	11/1/26	7,298	7,678
	Ecolab Inc.	1.650%	2/1/27	2,000	2,010
	EI du Pont de Nemours & Co.	1.700%	7/15/25	4,314	4,354
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,691	2,826
	FMC Corp.	4.100%	2/1/24	150	158
	FMC Corp.	3.200%	10/1/26	4,450	4,710
	Georgia-Pacific LLC	8.000%	1/15/24	7,332	8,341
[4]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,961
[4]	Georgia-Pacific LLC	1.750%	9/30/25	4,750	4,774
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,075	1,099
	Kinross Gold Corp.	5.950%	3/15/24	3,900	4,232
	Linde Inc.	2.700%	2/21/23	2,660	2,707
	Linde Inc.	2.650%	2/5/25	1,861	1,934
	Linde Inc.	3.200%	1/30/26	5,846	6,234
	LYB International Finance BV	4.000%	7/15/23	789	824
	LYB International Finance III LLC	1.250%	10/1/25	4,297	4,234
	LyondellBasell Industries NV	5.750%	4/15/24	5,780	6,295
	Martin Marietta Materials Inc.	0.650%	7/15/23	1,500	1,495
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,950	2,080
	Mosaic Co.	4.250%	11/15/23	6,850	7,202
	NewMarket Corp.	4.100%	12/15/22	1,975	2,034
	Nucor Corp.	4.000%	8/1/23	5,949	6,204
	Nucor Corp.	2.000%	6/1/25	7,842	8,002
	Nutrien Ltd.	1.900%	5/13/23	3,400	3,443
	Nutrien Ltd.	3.000%	4/1/25	4,453	4,643
	Nutrien Ltd.	4.000%	12/15/26	4,000	4,386
	Packaging Corp. of America	3.650%	9/15/24	1,618	1,710
	PPG Industries Inc.	2.400%	8/15/24	2,100	2,163
	PPG Industries Inc.	1.200%	3/15/26	5,569	5,453
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,465
	Sherwin-Williams Co.	3.125%	6/1/24	9,241	9,656
	Sherwin-Williams Co.	3.450%	8/1/25	4,165	4,433
	Sherwin-Williams Co.	3.950%	1/15/26	3,774	4,102
	Southern Copper Corp.	3.875%	4/23/25	4,700	5,032
	Steel Dynamics Inc.	2.800%	12/15/24	3,087	3,204
	Steel Dynamics Inc.	2.400%	6/15/25	9,173	9,411
	Vale Overseas Ltd.	6.250%	8/10/26	16,155	18,755
	Vulcan Materials Co.	4.500%	4/1/25	2,452	2,659
	Westlake Chemical Corp.	3.600%	8/15/26	8,478	9,099
	WestRock RKT LLC	4.000%	3/1/23	400	411
	WRKCo Inc.	3.000%	9/15/24	6,866	7,162
	WRKCo Inc.	3.750%	3/15/25	6,029	6,434
	WRKCo Inc.	4.650%	3/15/26	8,407	9,384
					317,983
Real Estate (0.9%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	14,427	15,337
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	3,791	4,112
42

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,784	2,861
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,950	4,222
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	1,525	1,617
	American Tower Corp.	3.500%	1/31/23	10,521	10,806
	American Tower Corp.	3.000%	6/15/23	8,215	8,447
	American Tower Corp.	0.600%	1/15/24	2,225	2,202
	American Tower Corp.	5.000%	2/15/24	9,331	10,045
	American Tower Corp.	3.375%	5/15/24	10,250	10,713
	American Tower Corp.	2.950%	1/15/25	5,238	5,447
	American Tower Corp.	2.400%	3/15/25	9,638	9,900
	American Tower Corp.	4.000%	6/1/25	7,435	7,959
	American Tower Corp.	1.300%	9/15/25	168	166
	American Tower Corp.	4.400%	2/15/26	5,265	5,757
	American Tower Corp.	1.600%	4/15/26	7,165	7,110
	American Tower Corp.	1.450%	9/15/26	3,445	3,377
	American Tower Corp.	3.375%	10/15/26	9,100	9,668
[2]	AvalonBay Communities Inc.	4.200%	12/15/23	5,316	5,608
[2]	AvalonBay Communities Inc.	3.500%	11/15/24	2,373	2,511
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	4,861	5,167
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	4,192
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	3,219	3,389
	Boston Properties LP	3.125%	9/1/23	4,195	4,320
	Boston Properties LP	3.800%	2/1/24	6,177	6,460
	Boston Properties LP	3.200%	1/15/25	9,225	9,663
	Boston Properties LP	2.750%	10/1/26	8,839	9,205
	Brandywine Operating Partnership LP	3.950%	2/15/23	6,575	6,735
	Brandywine Operating Partnership LP	4.100%	10/1/24	1,283	1,355
	Brixmor Operating Partnership LP	3.650%	6/15/24	5,050	5,298
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,492	5,811
	Camden Property Trust	2.950%	12/15/22	4,325	4,393
	CBRE Services Inc.	4.875%	3/1/26	4,750	5,317
	CC Holdings GS V LLC	3.849%	4/15/23	6,846	7,085
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	4,386	4,758
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,621	1,764
	Corporate Office Properties LP	2.250%	3/15/26	1,809	1,828
	Crown Castle International Corp.	3.200%	9/1/24	10,540	11,017
	Crown Castle International Corp.	1.350%	7/15/25	9,755	9,646
	Crown Castle International Corp.	4.450%	2/15/26	8,766	9,599
	Crown Castle International Corp.	3.700%	6/15/26	7,780	8,346
	Crown Castle International Corp.	1.050%	7/15/26	8,188	7,920
	CubeSmart LP	4.000%	11/15/25	550	592
	CubeSmart LP	3.125%	9/1/26	3,385	3,554
	CyrusOne LP	2.900%	11/15/24	4,576	4,733
	Digital Realty Trust LP	4.750%	10/1/25	3,780	4,190
	Duke Realty LP	3.750%	12/1/24	905	960
	EPR Properties	4.500%	4/1/25	819	872
	Equinix Inc.	2.625%	11/18/24	11,042	11,391
	Equinix Inc.	1.250%	7/15/25	2,900	2,850
	Equinix Inc.	1.000%	9/15/25	6,525	6,350
	Equinix Inc.	1.450%	5/15/26	4,893	4,802
	Equinix Inc.	2.900%	11/18/26	4,853	5,045
	ERP Operating LP	3.000%	4/15/23	5,398	5,525
43

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ERP Operating LP	3.375%	6/1/25	3,550	3,762
	ERP Operating LP	2.850%	11/1/26	3,173	3,331
	Essex Portfolio LP	3.250%	5/1/23	2,756	2,823
	Essex Portfolio LP	3.875%	5/1/24	6,270	6,601
	Essex Portfolio LP	3.500%	4/1/25	8,212	8,675
	Essex Portfolio LP	3.375%	4/15/26	3,850	4,074
	Federal Realty Investment Trust	3.950%	1/15/24	4,662	4,885
	GLP Capital LP	5.375%	11/1/23	4,550	4,832
	GLP Capital LP	3.350%	9/1/24	4,150	4,303
	GLP Capital LP	5.250%	6/1/25	7,299	8,020
	GLP Capital LP	5.375%	4/15/26	8,203	9,162
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	4,883	5,218
	Healthpeak Properties Inc.	3.400%	2/1/25	3,188	3,352
	Healthpeak Properties Inc.	4.000%	6/1/25	3,575	3,849
	Healthpeak Properties Inc.	3.250%	7/15/26	3,696	3,928
	Host Hotels & Resorts LP	3.875%	4/1/24	1,792	1,875
[2]	Host Hotels & Resorts LP	4.000%	6/15/25	2,045	2,170
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	3,640	3,915
	Kilroy Realty LP	3.450%	12/15/24	4,644	4,873
	Kilroy Realty LP	4.375%	10/1/25	2,403	2,616
	Kimco Realty Corp.	3.500%	4/15/23	1,250	1,282
	Kimco Realty Corp.	3.125%	6/1/23	2,660	2,727
	Kimco Realty Corp.	2.700%	3/1/24	593	609
	Kimco Realty Corp.	3.300%	2/1/25	4,376	4,600
	Kimco Realty Corp.	3.850%	6/1/25	2,500	2,634
	Kimco Realty Corp.	2.800%	10/1/26	5,070	5,282
	Kite Realty Group LP	4.000%	10/1/26	2,577	2,746
	Kite Realty Group Trust	4.000%	3/15/25	500	524
	Life Storage LP	3.500%	7/1/26	2,853	3,055
	Mid-America Apartments LP	4.300%	10/15/23	2,855	2,991
	Mid-America Apartments LP	3.750%	6/15/24	5,750	6,055
	Mid-America Apartments LP	4.000%	11/15/25	1,359	1,471
	Mid-America Apartments LP	1.100%	9/15/26	1,345	1,301
	National Retail Properties Inc.	3.900%	6/15/24	1,825	1,929
	National Retail Properties Inc.	4.000%	11/15/25	55	60
	National Retail Properties Inc.	3.600%	12/15/26	6,526	6,982
	Office Properties Income Trust	4.250%	5/15/24	4,233	4,417
	Office Properties Income Trust	4.500%	2/1/25	5,275	5,566
	Office Properties Income Trust	2.650%	6/15/26	1,931	1,919
	Omega Healthcare Investors Inc.	4.375%	8/1/23	5,622	5,861
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,755	5,078
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,085	4,369
	Omega Healthcare Investors Inc.	5.250%	1/15/26	9,027	10,079
	Piedmont Operating Partnership LP	3.400%	6/1/23	5,305	5,438
	Piedmont Operating Partnership LP	4.450%	3/15/24	2,660	2,797
	Prologis LP	3.250%	10/1/26	5,828	6,230
	Public Storage	0.875%	2/15/26	1,023	999
	Public Storage	1.500%	11/9/26	1,000	1,000
	Realty Income Corp.	4.600%	2/6/24	8,141	8,656
	Realty Income Corp.	3.875%	7/15/24	3,125	3,312
	Realty Income Corp.	3.875%	4/15/25	2,270	2,445
	Realty Income Corp.	4.625%	11/1/25	4,047	4,489
	Realty Income Corp.	0.750%	3/15/26	6,794	6,549
	Realty Income Corp.	4.875%	6/1/26	2,976	3,355
	Realty Income Corp.	4.125%	10/15/26	6,212	6,864
44

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabra Health Care LP	5.125%	8/15/26	5,497	6,056
	Simon Property Group LP	2.750%	6/1/23	5,398	5,515
	Simon Property Group LP	2.000%	9/13/24	10,386	10,576
	Simon Property Group LP	3.375%	10/1/24	17,193	18,089
	Simon Property Group LP	3.500%	9/1/25	10,255	10,939
	Simon Property Group LP	3.300%	1/15/26	3,369	3,575
	Simon Property Group LP	3.250%	11/30/26	2,300	2,464
	SITE Centers Corp.	3.625%	2/1/25	3,902	4,087
	SL Green Realty Corp.	4.500%	12/1/22	1,525	1,560
	Tanger Properties LP	3.125%	9/1/26	3,446	3,560
[2]	UDR Inc.	2.950%	9/1/26	2,647	2,754
	Ventas Realty LP	3.500%	4/15/24	4,030	4,221
	Ventas Realty LP	3.750%	5/1/24	925	969
	Ventas Realty LP	2.650%	1/15/25	5,453	5,634
	Ventas Realty LP	3.500%	2/1/25	7,913	8,348
	Ventas Realty LP	4.125%	1/15/26	250	271
	Ventas Realty LP	3.250%	10/15/26	6,867	7,272
	Vornado Realty LP	3.500%	1/15/25	3,244	3,402
	Vornado Realty LP	2.150%	6/1/26	5,717	5,729
	Welltower Inc.	4.500%	1/15/24	4,975	5,264
	Welltower Inc.	3.625%	3/15/24	11,539	12,136
	Welltower Inc.	4.000%	6/1/25	26,337	28,383
	Weyerhaeuser Co.	8.500%	1/15/25	1,550	1,868
	WP Carey Inc.	4.600%	4/1/24	1,616	1,718
	WP Carey Inc.	4.000%	2/1/25	1,906	2,032
	WP Carey Inc.	4.250%	10/1/26	2,319	2,541
					696,895
Technology (2.4%)
	Adobe Inc.	1.700%	2/1/23	8,040	8,131
	Adobe Inc.	1.900%	2/1/25	10,254	10,505
	Adobe Inc.	3.250%	2/1/25	6,833	7,231
	Altera Corp.	4.100%	11/15/23	3,947	4,171
	Analog Devices Inc.	2.950%	4/1/25	930	977
	Analog Devices Inc.	3.500%	12/5/26	6,439	7,026
	Apple Inc.	2.400%	1/13/23	1,450	1,475
	Apple Inc.	2.850%	2/23/23	15,031	15,365
	Apple Inc.	2.400%	5/3/23	43,497	44,517
	Apple Inc.	0.750%	5/11/23	21,455	21,533
	Apple Inc.	3.000%	2/9/24	18,253	19,017
	Apple Inc.	3.450%	5/6/24	23,862	25,239
	Apple Inc.	2.850%	5/11/24	22,284	23,225
	Apple Inc.	1.800%	9/11/24	10,469	10,693
	Apple Inc.	2.750%	1/13/25	16,936	17,706
	Apple Inc.	2.500%	2/9/25	16,963	17,653
	Apple Inc.	1.125%	5/11/25	23,336	23,286
	Apple Inc.	3.200%	5/13/25	8,638	9,193
	Apple Inc.	0.550%	8/20/25	13,155	12,840
	Apple Inc.	0.700%	2/8/26	20,973	20,487
	Apple Inc.	3.250%	2/23/26	39,091	41,826
	Apple Inc.	2.450%	8/4/26	21,570	22,531
	Apple Inc.	2.050%	9/11/26	16,175	16,631
	Applied Materials Inc.	3.900%	10/1/25	4,948	5,382
	Arrow Electronics Inc.	4.500%	3/1/23	1,649	1,697
	Arrow Electronics Inc.	3.250%	9/8/24	5,440	5,674
	Arrow Electronics Inc.	4.000%	4/1/25	3,038	3,239
45

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Autodesk Inc.	3.600%	12/15/22	200	204
	Autodesk Inc.	4.375%	6/15/25	2,311	2,515
	Automatic Data Processing Inc.	3.375%	9/15/25	7,712	8,282
	Avnet Inc.	4.875%	12/1/22	2,825	2,925
	Avnet Inc.	4.625%	4/15/26	5,085	5,575
	Block Financial LLC	5.250%	10/1/25	2,247	2,495
	Broadcom Inc.	2.250%	11/15/23	4,000	4,079
	Broadcom Inc.	3.625%	10/15/24	12,710	13,446
	Broadcom Inc.	4.700%	4/15/25	10,000	10,936
	Broadcom Inc.	3.150%	11/15/25	8,696	9,130
	Broadcom Inc.	4.250%	4/15/26	10,250	11,206
	Broadcom Inc.	3.459%	9/15/26	14,795	15,761
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,767
	Cadence Design Systems Inc.	4.375%	10/15/24	2,626	2,823
	CDW LLC	5.500%	12/1/24	1,050	1,149
	CDW LLC	4.125%	5/1/25	2,700	2,775
[4]	CGI Inc.	1.450%	9/14/26	5,300	5,187
	Cisco Systems Inc.	2.600%	2/28/23	5,895	6,028
	Cisco Systems Inc.	2.200%	9/20/23	2,274	2,328
	Cisco Systems Inc.	3.625%	3/4/24	7,432	7,885
	Cisco Systems Inc.	2.950%	2/28/26	7,092	7,555
	Cisco Systems Inc.	2.500%	9/20/26	7,608	8,007
	Citrix Systems Inc.	1.250%	3/1/26	7,200	7,005
	Dell International LLC	5.450%	6/15/23	7,455	7,873
	Dell International LLC	4.000%	7/15/24	6,884	7,310
	Dell International LLC	5.850%	7/15/25	16,181	18,354
	Dell International LLC	6.020%	6/15/26	38,916	45,094
	Dell International LLC	4.900%	10/1/26	18,773	21,163
	DXC Technology Co.	1.800%	9/15/26	6,361	6,300
	Equifax Inc.	3.300%	12/15/22	6,252	6,363
	Equifax Inc.	3.950%	6/15/23	1,009	1,049
	Equifax Inc.	2.600%	12/1/24	5,337	5,523
	Equifax Inc.	2.600%	12/15/25	5,438	5,631
	Fidelity National Information Services Inc.	0.375%	3/1/23	8,327	8,287
	Fidelity National Information Services Inc.	0.600%	3/1/24	6,609	6,513
	Fidelity National Information Services Inc.	1.150%	3/1/26	12,737	12,427
	Fiserv Inc.	3.800%	10/1/23	16,804	17,574
	Fiserv Inc.	2.750%	7/1/24	21,841	22,589
	Fiserv Inc.	3.850%	6/1/25	3,844	4,110
	Fiserv Inc.	3.200%	7/1/26	17,864	18,909
	Flex Ltd.	5.000%	2/15/23	4,507	4,701
	Flex Ltd.	4.750%	6/15/25	1,450	1,581
	Flex Ltd.	3.750%	2/1/26	3,910	4,179
	Fortinet Inc.	1.000%	3/15/26	4,390	4,255
	Global Payments Inc.	3.750%	6/1/23	6,220	6,410
	Global Payments Inc.	4.000%	6/1/23	10,194	10,594
	Global Payments Inc.	1.500%	11/15/24	4,000	4,001
	Global Payments Inc.	2.650%	2/15/25	12,217	12,565
	Global Payments Inc.	1.200%	3/1/26	7,554	7,350
	Global Payments Inc.	4.800%	4/1/26	5,841	6,486
[4]	GXO Logistics Inc.	1.650%	7/15/26	4,265	4,174
	Harman International Industries Inc.	4.150%	5/15/25	2,832	3,045
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	6,674	6,778
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	13,824	14,593
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	5,524	5,557
46

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,021	19,999
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	6,725	6,726
	HP Inc.	2.200%	6/17/25	16,551	16,919
[4]	HP Inc.	1.450%	6/17/26	10,233	10,069
	Hubbell Inc.	3.350%	3/1/26	1,120	1,186
	IHS Markit Ltd.	4.125%	8/1/23	1,565	1,634
	IHS Markit Ltd.	3.625%	5/1/24	2,500	2,621
	Intel Corp.	2.700%	12/15/22	14,103	14,395
	Intel Corp.	2.875%	5/11/24	6,870	7,151
	Intel Corp.	3.400%	3/25/25	11,300	12,030
	Intel Corp.	3.700%	7/29/25	18,504	19,957
	Intel Corp.	2.600%	5/19/26	8,629	9,058
	International Business Machines Corp.	3.375%	8/1/23	10,339	10,749
	International Business Machines Corp.	3.625%	2/12/24	11,870	12,509
	International Business Machines Corp.	3.000%	5/15/24	25,441	26,573
	International Business Machines Corp.	7.000%	10/30/25	7,825	9,433
	International Business Machines Corp.	3.450%	2/19/26	11,290	12,108
	International Business Machines Corp.	3.300%	5/15/26	21,244	22,739
	Intuit Inc.	0.650%	7/15/23	6,124	6,109
	Intuit Inc.	0.950%	7/15/25	2,452	2,419
[2]	J Paul Getty Trust	0.391%	1/1/24	2,625	2,597
	Juniper Networks Inc.	1.200%	12/10/25	4,100	4,038
	KLA Corp.	4.650%	11/1/24	12,973	14,066
[4]	Kyndryl Holdings Inc.	2.050%	10/15/26	2,565	2,501
	Lam Research Corp.	3.800%	3/15/25	3,334	3,571
	Lam Research Corp.	3.750%	3/15/26	7,656	8,348
	Legrand France SA	8.500%	2/15/25	3,443	4,153
	Leidos Inc.	2.950%	5/15/23	4,303	4,406
	Leidos Inc.	3.625%	5/15/25	4,502	4,780
[2]	Marvell Technology Inc.	4.200%	6/22/23	5,435	5,652
	Marvell Technology Inc.	1.650%	4/15/26	2,654	2,625
	Microchip Technology Inc.	4.333%	6/1/23	11,739	12,239
	Microchip Technology Inc.	4.250%	9/1/25	8,301	8,622
	Micron Technology Inc.	4.975%	2/6/26	620	691
	Microsoft Corp.	2.375%	5/1/23	11,907	12,131
	Microsoft Corp.	2.000%	8/8/23	11,539	11,758
	Microsoft Corp.	3.625%	12/15/23	8,447	8,880
	Microsoft Corp.	2.875%	2/6/24	22,282	23,183
	Microsoft Corp.	2.700%	2/12/25	22,813	23,859
	Microsoft Corp.	3.125%	11/3/25	26,287	28,025
	Microsoft Corp.	2.400%	8/8/26	36,405	38,100
	Moody's Corp.	2.625%	1/15/23	6,471	6,579
	Moody's Corp.	4.875%	2/15/24	2,464	2,636
	Moody's Corp.	3.750%	3/24/25	6,725	7,187
	Motorola Solutions Inc.	4.000%	9/1/24	5,469	5,831
	NetApp Inc.	3.300%	9/29/24	4,300	4,507
	NetApp Inc.	1.875%	6/22/25	5,681	5,743
	NVIDIA Corp.	0.309%	6/15/23	10,000	9,941
	NVIDIA Corp.	0.584%	6/14/24	11,318	11,217
	NVIDIA Corp.	3.200%	9/16/26	8,127	8,747
[4]	NXP BV	4.875%	3/1/24	7,322	7,865
[4]	NXP BV	2.700%	5/1/25	4,265	4,406
[4]	NXP BV	5.350%	3/1/26	4,563	5,156
[4]	NXP BV	3.875%	6/18/26	7,634	8,234
	Oracle Corp.	2.625%	2/15/23	15,316	15,587
47

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	3.625%	7/15/23	5,347	5,550
	Oracle Corp.	2.400%	9/15/23	19,315	19,697
	Oracle Corp.	3.400%	7/8/24	16,854	17,637
	Oracle Corp.	2.950%	11/15/24	12,359	12,856
	Oracle Corp.	2.500%	4/1/25	30,267	31,002
	Oracle Corp.	2.950%	5/15/25	23,312	24,194
	Oracle Corp.	1.650%	3/25/26	24,699	24,494
	Oracle Corp.	2.650%	7/15/26	28,054	28,861
	PayPal Holdings Inc.	1.350%	6/1/23	10,491	10,579
	PayPal Holdings Inc.	2.400%	10/1/24	9,558	9,890
	PayPal Holdings Inc.	1.650%	6/1/25	7,245	7,334
	PayPal Holdings Inc.	2.650%	10/1/26	11,820	12,433
[4]	Qorvo Inc.	1.750%	12/15/24	3,990	3,993
	QUALCOMM Inc.	2.600%	1/30/23	6,693	6,823
	QUALCOMM Inc.	2.900%	5/20/24	5,959	6,210
	QUALCOMM Inc.	3.450%	5/20/25	12,936	13,779
	RELX Capital Inc.	3.500%	3/16/23	6,099	6,280
	Roper Technologies Inc.	3.650%	9/15/23	4,112	4,286
	Roper Technologies Inc.	2.350%	9/15/24	4,215	4,329
	Roper Technologies Inc.	1.000%	9/15/25	9,309	9,100
	Roper Technologies Inc.	3.850%	12/15/25	1,900	2,046
	Roper Technologies Inc.	3.800%	12/15/26	1,238	1,359
	S&P Global Inc.	4.000%	6/15/25	5,545	6,010
	salesforce.com Inc.	3.250%	4/11/23	9,216	9,506
	Skyworks Solutions Inc.	1.800%	6/1/26	6,470	6,409
[4]	TD SYNNEX Corp.	1.250%	8/9/24	6,286	6,214
[4]	TD SYNNEX Corp.	1.750%	8/9/26	5,092	4,973
	Texas Instruments Inc.	2.625%	5/15/24	2,400	2,485
	Texas Instruments Inc.	1.375%	3/12/25	17,330	17,420
	Texas Instruments Inc.	1.125%	9/15/26	4,760	4,712
	TSMC Arizona Corp.	1.750%	10/25/26	11,000	11,005
	Verisk Analytics Inc.	4.000%	6/15/25	8,382	9,024
	VMware Inc.	0.600%	8/15/23	8,861	8,802
	VMware Inc.	1.000%	8/15/24	3,329	3,299
	VMware Inc.	4.500%	5/15/25	7,666	8,358
	VMware Inc.	1.400%	8/15/26	14,150	13,917
	Western Digital Corp.	4.750%	2/15/26	7,000	7,652
	Xilinx Inc.	2.950%	6/1/24	6,573	6,827
					1,792,241
Utilities (1.3%)
	AEP Transmission Co. LLC	3.100%	12/1/26	4,845	5,120
	AES Corp.	1.375%	1/15/26	8,600	8,358
[2]	Alabama Power Co.	3.550%	12/1/23	2,450	2,568
	Ameren Corp.	2.500%	9/15/24	5,194	5,337
	Ameren Corp.	3.650%	2/15/26	4,345	4,630
	Ameren Illinois Co.	3.250%	3/1/25	3,450	3,626
[2]	American Electric Power Co. Inc.	2.950%	12/15/22	6,770	6,879
[2]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,989
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	3,550	3,474
	American Water Capital Corp.	3.850%	3/1/24	3,525	3,714
	American Water Capital Corp.	3.400%	3/1/25	7,100	7,515
	Appalachian Power Co.	3.400%	6/1/25	650	688
	Arizona Public Service Co.	3.150%	5/15/25	2,407	2,511
	Atmos Energy Corp.	0.625%	3/9/23	6,000	5,984
	Avangrid Inc.	3.150%	12/1/24	7,223	7,566
48

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avangrid Inc.	3.200%	4/15/25	4,407	4,637
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,342	3,444
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,025	3,109
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,911	6,032
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	11,902	12,453
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	13,265	14,366
	Black Hills Corp.	1.037%	8/23/24	7,000	6,931
	Black Hills Corp.	3.950%	1/15/26	4,245	4,552
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	504	520
	CenterPoint Energy Inc.	3.850%	2/1/24	1,787	1,873
	CenterPoint Energy Inc.	2.500%	9/1/24	4,432	4,557
	CenterPoint Energy Inc.	1.450%	6/1/26	1,545	1,519
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,965	5,300
	CMS Energy Corp.	3.000%	5/15/26	3,000	3,131
	Commonwealth Edison Co.	2.550%	6/15/26	7,009	7,329
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	6,900	6,710
[2]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	4,962
	Consumers Energy Co.	0.350%	6/1/23	2,700	2,684
	Consumers Energy Co.	3.375%	8/15/23	2,925	3,023
	Delmarva Power & Light Co.	3.500%	11/15/23	4,425	4,608
	Dominion Energy Inc.	3.071%	8/15/24	6,270	6,497
[2]	Dominion Energy Inc.	3.300%	3/15/25	5,434	5,701
	Dominion Energy Inc.	3.900%	10/1/25	7,203	7,788
[2]	Dominion Energy Inc.	1.450%	4/15/26	5,053	5,002
[2]	Dominion Energy Inc.	2.850%	8/15/26	6,430	6,711
	DTE Electric Co.	3.650%	3/15/24	3,134	3,287
	DTE Electric Co.	3.375%	3/1/25	5,350	5,652
[2]	DTE Energy Co.	2.529%	10/1/24	7,901	8,145
[2]	DTE Energy Co.	1.050%	6/1/25	9,225	9,053
	DTE Energy Co.	2.850%	10/1/26	6,255	6,529
	Duke Energy Carolinas LLC	2.500%	3/15/23	3,361	3,419
	Duke Energy Carolinas LLC	3.050%	3/15/23	5,567	5,709
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,173	5,481
	Duke Energy Corp.	3.950%	10/15/23	3,862	4,034
	Duke Energy Corp.	3.750%	4/15/24	12,949	13,607
	Duke Energy Corp.	0.900%	9/15/25	1,200	1,167
	Duke Energy Corp.	2.650%	9/1/26	5,100	5,293
	Duke Energy Ohio Inc.	3.800%	9/1/23	3,699	3,846
	Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,078
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,854
[2]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	9,943	10,281
	Edison International	3.125%	11/15/22	410	416
	Edison International	2.950%	3/15/23	3,452	3,525
	Edison International	3.550%	11/15/24	8,962	9,405
	Edison International	4.950%	4/15/25	2,242	2,445
	Emera US Finance LP	3.550%	6/15/26	5,547	5,900
	Enel Americas SA	4.000%	10/25/26	3,950	4,220
	Entergy Arkansas LLC	3.700%	6/1/24	5,025	5,285
	Entergy Arkansas LLC	3.500%	4/1/26	5,412	5,799
	Entergy Corp.	0.900%	9/15/25	6,050	5,872
	Entergy Corp.	2.950%	9/1/26	7,260	7,594
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,917	3,219
	Entergy Louisiana LLC	4.050%	9/1/23	3,035	3,158
	Entergy Louisiana LLC	0.620%	11/17/23	8,000	7,937
	Entergy Louisiana LLC	0.950%	10/1/24	7,500	7,439
49

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	5.400%	11/1/24	1,633	1,817
	Entergy Louisiana LLC	2.400%	10/1/26	4,021	4,121
	Evergy Inc.	2.450%	9/15/24	7,617	7,810
	Evergy Kansas Central Inc.	2.550%	7/1/26	2,198	2,277
	Evergy Metro Inc.	3.150%	3/15/23	2,425	2,475
[2]	Eversource Energy	3.800%	12/1/23	12,982	13,625
[2]	Eversource Energy	2.900%	10/1/24	4,680	4,854
[2]	Eversource Energy	3.150%	1/15/25	2,167	2,263
[2]	Eversource Energy	1.400%	8/15/26	3,000	2,945
[2]	Exelon Corp.	3.950%	6/15/25	9,606	10,291
	Exelon Corp.	3.400%	4/15/26	7,386	7,876
	Exelon Generation Co. LLC	3.250%	6/1/25	8,084	8,490
	Florida Power & Light Co.	2.750%	6/1/23	4,545	4,632
	Florida Power & Light Co.	3.250%	6/1/24	2,700	2,816
	Florida Power & Light Co.	2.850%	4/1/25	6,081	6,364
	Florida Power & Light Co.	3.125%	12/1/25	5,390	5,722
	Fortis Inc.	3.055%	10/4/26	6,118	6,384
[2]	Georgia Power Co.	2.100%	7/30/23	12,331	12,557
[2]	Georgia Power Co.	2.200%	9/15/24	10,990	11,236
	Interstate Power & Light Co.	3.250%	12/1/24	4,144	4,350
	ITC Holdings Corp.	3.250%	6/30/26	2,972	3,144
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	539
	MidAmerican Energy Co.	3.500%	10/15/24	8,392	8,872
	National Fuel Gas Co.	3.750%	3/1/23	3,066	3,133
	National Fuel Gas Co.	5.200%	7/15/25	4,246	4,658
	National Fuel Gas Co.	5.500%	1/15/26	4,543	5,093
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	4,852	4,941
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	4,037	4,201
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	5,500	5,698
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	5,183	5,102
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,455	4,651
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	8,185	8,708
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,310	3,232
[2]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	5,365	5,476
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	3,303
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	19,072	19,033
	NiSource Inc.	0.950%	8/15/25	12,181	11,871
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	7,383	7,653
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,503	2,615
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,794
	ONE Gas Inc.	0.850%	3/11/23	4,000	3,992
	ONE Gas Inc.	3.610%	2/1/24	2,370	2,468
	ONE Gas Inc.	1.100%	3/11/24	4,000	3,968
	Pacific Gas & Electric Co.	1.367%	3/10/23	6,000	5,965
	Pacific Gas & Electric Co.	1.700%	11/15/23	5,000	4,997
	Pacific Gas & Electric Co.	3.850%	11/15/23	2,711	2,788
	Pacific Gas & Electric Co.	3.750%	2/15/24	6,902	7,129
	Pacific Gas & Electric Co.	3.500%	6/15/25	11,955	12,384
	Pacific Gas & Electric Co.	3.450%	7/1/25	11,519	11,950
	Pacific Gas & Electric Co.	3.150%	1/1/26	22,950	23,503
	Pacific Gas & Electric Co.	2.950%	3/1/26	3,930	3,996
	PacifiCorp	2.950%	6/1/23	1,300	1,331
	PacifiCorp	3.600%	4/1/24	3,035	3,182
	PECO Energy Co.	3.150%	10/15/25	3,171	3,352
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,774
50

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Capital Funding Inc.	3.100%	5/15/26	9,926	10,411
[2]	Public Service Electric & Gas Co.	2.375%	5/15/23	1,985	2,020
[2]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,867	2,996
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,625	1,593
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	113	116
	Public Service Enterprise Group Inc.	2.875%	6/15/24	8,243	8,535
	Public Service Enterprise Group Inc.	0.800%	8/15/25	7,607	7,406
	Puget Energy Inc.	3.650%	5/15/25	5,000	5,286
[2]	San Diego Gas & Electric Co.	3.600%	9/1/23	3,048	3,159
	San Diego Gas & Electric Co.	2.500%	5/15/26	3,275	3,390
	Sierra Pacific Power Co.	2.600%	5/1/26	7,369	7,667
[2]	Southern California Edison Co.	1.845%	2/1/22	290	290
	Southern California Edison Co.	0.700%	4/3/23	3,070	3,060
[2]	Southern California Edison Co.	3.400%	6/1/23	3,270	3,363
[2]	Southern California Edison Co.	0.700%	8/1/23	1,275	1,269
[2]	Southern California Edison Co.	3.500%	10/1/23	4,694	4,868
	Southern California Edison Co.	1.100%	4/1/24	5,775	5,755
[2]	Southern California Edison Co.	0.975%	8/1/24	3,750	3,718
[2]	Southern California Edison Co.	3.700%	8/1/25	7,972	8,514
[2]	Southern California Edison Co.	1.200%	2/1/26	2,850	2,797
	Southern California Gas Co.	3.150%	9/15/24	766	801
	Southern California Gas Co.	3.200%	6/15/25	3,390	3,559
[2]	Southern California Gas Co.	2.600%	6/15/26	4,950	5,151
	Southern Co.	2.950%	7/1/23	2,528	2,591
	Southern Co.	3.250%	7/1/26	23,288	24,678
[2]	Southern Co.	4.000%	1/15/51	10,282	10,509
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	10,616	10,854
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,319	1,400
	Southern Power Co.	4.150%	12/1/25	2,380	2,592
	Southern Power Co.	0.900%	1/15/26	1,000	968
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	11,494	11,422
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	2,808	2,907
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,207
	Union Electric Co.	3.500%	4/15/24	3,050	3,192
[2]	Virginia Electric & Power Co.	2.750%	3/15/23	8,652	8,818
[2]	Virginia Electric & Power Co.	3.100%	5/15/25	5,433	5,706
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	10,515	11,111
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	7,802	8,235
	WEC Energy Group Inc.	0.550%	9/15/23	10,521	10,440
	WEC Energy Group Inc.	0.800%	3/15/24	4,462	4,419
	WEC Energy Group Inc.	3.550%	6/15/25	1,043	1,105
	Wisconsin Electric Power Co.	2.050%	12/15/24	700	717
	Xcel Energy Inc.	0.500%	10/15/23	6,568	6,523
	Xcel Energy Inc.	3.300%	6/1/25	5,780	6,073
	Xcel Energy Inc.	3.350%	12/1/26	2,717	2,896
					935,535
Total Corporate Bonds (Cost $19,400,027)					19,440,570
Sovereign Bonds (6.1%)
	African Development Bank	0.750%	4/3/23	26,050	26,102
	African Development Bank	3.000%	9/20/23	20,071	20,849
	African Development Bank	0.875%	3/23/26	19,990	19,673
[2]	African Development Bank	0.875%	7/22/26	15,920	15,623
	Asian Development Bank	1.625%	1/24/23	14,600	14,774
[2]	Asian Development Bank	2.750%	3/17/23	37,017	37,995
51

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Asian Development Bank	0.250%	7/14/23	51,683	51,377
[2]	Asian Development Bank	0.250%	10/6/23	38,750	38,447
	Asian Development Bank	2.625%	1/30/24	29,875	31,011
[2]	Asian Development Bank	0.375%	6/11/24	40,460	39,972
[2]	Asian Development Bank	0.625%	10/8/24	20,480	20,289
	Asian Development Bank	1.500%	10/18/24	35,010	35,510
[2]	Asian Development Bank	2.000%	1/22/25	4,308	4,432
	Asian Development Bank	0.625%	4/29/25	54,675	53,841
[2]	Asian Development Bank	0.375%	9/3/25	22,920	22,269
[2]	Asian Development Bank	0.500%	2/4/26	24,109	23,414
[2]	Asian Development Bank	1.000%	4/14/26	19,260	19,059
[2]	Asian Development Bank	2.000%	4/24/26	24,933	25,699
	Asian Infrastructure Investment Bank	0.250%	9/29/23	28,480	28,241
	Asian Infrastructure Investment Bank	2.250%	5/16/24	25,060	25,859
	Asian Infrastructure Investment Bank	0.500%	5/28/25	21,210	20,750
	Asian Infrastructure Investment Bank	0.500%	1/27/26	27,270	26,459
	Canadian Government Bond	2.000%	11/15/22	1	1
	Canadian Government Bond	1.625%	1/22/25	19,605	19,943
	Canadian Government Bond	0.750%	5/19/26	36,420	35,615
	Corp. Andina de Fomento	4.375%	6/15/22	6,301	6,403
	Corp. Andina de Fomento	2.750%	1/6/23	14,350	14,622
	Corp. Andina de Fomento	2.375%	5/12/23	7,525	7,664
	Corp. Andina de Fomento	3.750%	11/23/23	11,552	12,100
	Corp. Andina de Fomento	1.250%	10/26/24	11,760	11,706
	Corp. Andina de Fomento	1.625%	9/23/25	9,950	9,931
	Council of Europe Development Bank	2.625%	2/13/23	11,287	11,543
	Council of Europe Development Bank	0.250%	6/10/23	5,000	4,973
	Council of Europe Development Bank	0.250%	10/20/23	12,400	12,289
	Council of Europe Development Bank	2.500%	2/27/24	1,000	1,036
	Council of Europe Development Bank	0.375%	6/10/24	4,915	4,852
	Council of Europe Development Bank	1.375%	2/27/25	11,030	11,132
	Council of Europe Development Bank	0.875%	9/22/26	11,000	10,777
	Equinor ASA	2.450%	1/17/23	18,429	18,753
	Equinor ASA	2.650%	1/15/24	20,460	21,115
	Equinor ASA	3.700%	3/1/24	16,016	16,925
	Equinor ASA	3.250%	11/10/24	11,093	11,708
	Equinor ASA	2.875%	4/6/25	16,435	17,177
	Equinor ASA	1.750%	1/22/26	4,829	4,869
[2]	European Bank for Reconstruction & Development	2.750%	3/7/23	22,220	22,792
[2]	European Bank for Reconstruction & Development	0.250%	7/10/23	15,900	15,806
[2]	European Bank for Reconstruction & Development	1.500%	2/13/25	4,850	4,915
	European Bank for Reconstruction & Development	0.500%	5/19/25	40,766	39,913
[2]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,775	10,480
[2]	European Bank for Reconstruction & Development	0.500%	1/28/26	19,500	18,929
	European Investment Bank	2.500%	3/15/23	44,498	45,538
	European Investment Bank	1.375%	5/15/23	12,978	13,119
[2]	European Investment Bank	2.875%	8/15/23	30,175	31,238
	European Investment Bank	0.250%	9/15/23	64,180	63,686
[2]	European Investment Bank	3.125%	12/14/23	32,853	34,339
	European Investment Bank	3.250%	1/29/24	49,054	51,542
	European Investment Bank	2.625%	3/15/24	25,090	26,078
	European Investment Bank	2.250%	6/24/24	9,366	9,680
	European Investment Bank	0.375%	7/24/24	34,500	34,032
	European Investment Bank	2.500%	10/15/24	3,700	3,855
	European Investment Bank	1.875%	2/10/25	31,840	32,647
52

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	1.625%	3/14/25	53,134	54,048
	European Investment Bank	0.625%	7/25/25	42,550	41,781
	European Investment Bank	0.375%	12/15/25	13,320	12,889
	European Investment Bank	0.375%	3/26/26	10,860	10,471
	European Investment Bank	2.125%	4/13/26	18,670	19,353
	European Investment Bank	0.750%	10/26/26	9,175	8,933
[5]	Export Development Canada	2.500%	1/24/23	11,090	11,321
[5]	Export Development Canada	1.375%	2/24/23	17,975	18,140
[5]	Export Development Canada	2.750%	3/15/23	10,775	11,052
[5]	Export Development Canada	2.625%	2/21/24	14,650	15,205
	Export-Import Bank of Korea	3.625%	11/27/23	3,370	3,543
	Export-Import Bank of Korea	4.000%	1/14/24	6,410	6,805
	Export-Import Bank of Korea	0.375%	2/9/24	3,500	3,458
	Export-Import Bank of Korea	2.375%	6/25/24	16,500	17,060
	Export-Import Bank of Korea	2.875%	1/21/25	8,150	8,530
	Export-Import Bank of Korea	1.875%	2/12/25	1,300	1,322
	Export-Import Bank of Korea	3.250%	11/10/25	10,250	10,977
	Export-Import Bank of Korea	0.625%	2/9/26	3,000	2,904
	Export-Import Bank of Korea	2.625%	5/26/26	11,200	11,754
	Export-Import Bank of Korea	3.250%	8/12/26	6,425	6,925
	Export-Import Bank of Korea	1.125%	12/29/26	1,000	980
[6]	FMS Wertmanagement	2.750%	3/6/23	14,650	15,021
[6]	FMS Wertmanagement	2.750%	1/30/24	2,895	3,010
[2]	Hydro-Quebec	8.050%	7/7/24	4,025	4,678
	Inter-American Development Bank	2.500%	1/18/23	34,933	35,656
	Inter-American Development Bank	0.500%	5/24/23	43,555	43,500
	Inter-American Development Bank	3.000%	10/4/23	20,740	21,564
	Inter-American Development Bank	0.250%	11/15/23	44,485	44,093
	Inter-American Development Bank	2.625%	1/16/24	23,825	24,716
	Inter-American Development Bank	3.000%	2/21/24	36,016	37,693
	Inter-American Development Bank	0.500%	9/23/24	32,250	31,852
	Inter-American Development Bank	2.125%	1/15/25	19,120	19,751
[2]	Inter-American Development Bank	1.750%	3/14/25	28,871	29,483
	Inter-American Development Bank	0.875%	4/3/25	28,850	28,665
	Inter-American Development Bank	0.625%	7/15/25	24,633	24,197
[2]	Inter-American Development Bank	0.875%	4/20/26	32,075	31,560
[2]	Inter-American Development Bank	2.000%	6/2/26	13,847	14,277
	Inter-American Development Bank	2.000%	7/23/26	9,315	9,601
	International Bank for Reconstruction & Development	7.625%	1/19/23	7,771	8,346
	International Bank for Reconstruction & Development	1.750%	4/19/23	7,375	7,488
	International Bank for Reconstruction & Development	0.125%	4/20/23	32,340	32,157
[2]	International Bank for Reconstruction & Development	1.875%	6/19/23	37,000	37,683
	International Bank for Reconstruction & Development	3.000%	9/27/23	27,315	28,394
	International Bank for Reconstruction & Development	0.250%	11/24/23	37,035	36,704
	International Bank for Reconstruction & Development	2.500%	3/19/24	24,200	25,094
[2]	International Bank for Reconstruction & Development	1.500%	8/28/24	27,325	27,738
[2]	International Bank for Reconstruction & Development	2.500%	11/25/24	32,015	33,404
	International Bank for Reconstruction & Development	1.625%	1/15/25	34,525	35,155
[2]	International Bank for Reconstruction & Development	2.125%	3/3/25	4,594	4,747
	International Bank for Reconstruction & Development	0.750%	3/11/25	38,450	38,078
	International Bank for Reconstruction & Development	0.625%	4/22/25	69,565	68,531
	International Bank for Reconstruction & Development	0.375%	7/28/25	49,377	48,058
[2]	International Bank for Reconstruction & Development	2.500%	7/29/25	41,030	42,960
	International Bank for Reconstruction & Development	0.500%	10/28/25	51,710	50,392
[2]	International Bank for Reconstruction & Development	3.125%	11/20/25	1,700	1,825
53

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	International Bank for Reconstruction & Development	0.650%	2/10/26	1,000	965
	International Bank for Reconstruction & Development	0.875%	7/15/26	15,560	15,285
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,783	12,093
	International Finance Corp.	0.500%	3/20/23	1,425	1,423
[2]	International Finance Corp.	2.875%	7/31/23	23,300	24,101
[2]	International Finance Corp.	1.375%	10/16/24	15,475	15,645
[2]	International Finance Corp.	0.375%	7/16/25	13,800	13,437
[2]	International Finance Corp.	2.125%	4/7/26	5,092	5,279
[7]	Japan Bank for International Cooperation	2.500%	6/1/22	7,155	7,218
[2,7]	Japan Bank for International Cooperation	1.625%	10/17/22	2,750	2,774
[7]	Japan Bank for International Cooperation	1.750%	1/23/23	17,175	17,380
[7]	Japan Bank for International Cooperation	0.625%	5/22/23	15,885	15,876
[7]	Japan Bank for International Cooperation	3.250%	7/20/23	15,100	15,673
[2,7]	Japan Bank for International Cooperation	3.375%	7/31/23	1,475	1,535
[7]	Japan Bank for International Cooperation	0.375%	9/15/23	22,300	22,134
[7]	Japan Bank for International Cooperation	3.375%	10/31/23	11,250	11,768
[2,7]	Japan Bank for International Cooperation	0.500%	4/15/24	8,000	7,916
[2,7]	Japan Bank for International Cooperation	2.500%	5/23/24	19,000	19,673
[2,7]	Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,384
[2,7]	Japan Bank for International Cooperation	1.750%	10/17/24	4,900	4,988
[2,7]	Japan Bank for International Cooperation	2.125%	2/10/25	1,031	1,060
[2,7]	Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,571
[7]	Japan Bank for International Cooperation	0.625%	7/15/25	25,575	24,994
[2,7]	Japan Bank for International Cooperation	2.750%	1/21/26	5,335	5,626
[2,7]	Japan Bank for International Cooperation	2.375%	4/20/26	6,875	7,149
[7]	Japan Bank for International Cooperation	1.875%	7/21/26	2,706	2,757
[2,7]	Japan Bank for International Cooperation	2.250%	11/4/26	12,650	13,089
[6]	KFW	2.125%	1/17/23	39,535	40,203
[6]	KFW	1.625%	2/15/23	41,600	42,113
[6]	KFW	0.250%	4/25/23	33,640	33,504
[6]	KFW	0.250%	10/19/23	44,975	44,602
[6]	KFW	2.625%	2/28/24	33,350	34,650
[6]	KFW	0.250%	3/8/24	53,695	53,051
[6]	KFW	1.375%	8/5/24	30,554	30,907
[6]	KFW	0.500%	9/20/24	42,245	41,731
[6]	KFW	2.500%	11/20/24	42,235	44,035
[6]	KFW	2.000%	5/2/25	17,899	18,425
[6]	KFW	0.375%	7/18/25	51,000	49,656
[6]	KFW	0.625%	1/22/26	31,575	30,802
[6]	KFW	1.000%	10/1/26	39,450	38,903
	Korea Development Bank	3.375%	3/12/23	3,250	3,347
	Korea Development Bank	2.750%	3/19/23	9,270	9,485
	Korea Development Bank	3.750%	1/22/24	6,628	7,004
	Korea Development Bank	3.250%	2/19/24	3,400	3,564
	Korea Development Bank	0.400%	3/9/24	5,410	5,345
	Korea Development Bank	2.125%	10/1/24	6,560	6,754
	Korea Development Bank	0.750%	1/25/25	13,065	12,875
	Korea Development Bank	3.000%	1/13/26	11,900	12,630
	Korea Development Bank	2.000%	9/12/26	7,200	7,369
[6]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	11,555	12,056
[6]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	10,705	11,004
[2,6]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	21,925	21,456
[6]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,068	14,645
[6]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	16,650	16,373
[2,6]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,963	10,151
54

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nordic Investment Bank	0.375%	5/19/23	15,250	15,201
	Nordic Investment Bank	2.875%	7/19/23	5,750	5,943
	Nordic Investment Bank	2.250%	5/21/24	3,442	3,553
	Nordic Investment Bank	0.375%	9/20/24	6,950	6,843
	Nordic Investment Bank	0.375%	9/11/25	14,550	14,131
[2]	Nordic Investment Bank	0.500%	1/21/26	13,200	12,826
	North American Development Bank	2.400%	10/26/22	838	846
[2,8]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	16,815	17,269
[8]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	6,665	6,950
[8]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,005	13,168
[8]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	24,195	23,452
[2,8]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	9,223	8,947
[2]	Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,289
[2,9]	Petroleos Mexicanos	2.290%	2/15/24	475	475
	Province of Alberta	3.350%	11/1/23	15,825	16,545
	Province of Alberta	2.950%	1/23/24	12,100	12,608
	Province of Alberta	1.875%	11/13/24	19,195	19,612
	Province of Alberta	1.000%	5/20/25	13,692	13,586
[2]	Province of British Columbia	1.750%	9/27/24	14,850	15,144
[2]	Province of British Columbia	6.500%	1/15/26	1,313	1,565
	Province of British Columbia	0.900%	7/20/26	7,305	7,154
[2]	Province of Manitoba	2.600%	4/16/24	6,750	7,002
	Province of Manitoba	3.050%	5/14/24	5,718	5,991
	Province of Manitoba	2.125%	6/22/26	5,189	5,353
	Province of Ontario	1.750%	1/24/23	24,750	25,055
	Province of Ontario	3.400%	10/17/23	27,362	28,618
	Province of Ontario	3.050%	1/29/24	12,010	12,547
	Province of Ontario	3.200%	5/16/24	15,210	16,001
	Province of Ontario	0.625%	1/21/26	30,750	29,898
	Province of Ontario	1.050%	4/14/26	14,475	14,273
	Province of Ontario	2.500%	4/27/26	18,005	18,833
	Province of Quebec	2.625%	2/13/23	24,717	25,263
[2]	Province of Quebec	7.125%	2/9/24	200	225
[2]	Province of Quebec	2.500%	4/9/24	14,720	15,247
[2]	Province of Quebec	2.875%	10/16/24	18,245	19,164
[2]	Province of Quebec	1.500%	2/11/25	14,010	14,165
	Province of Quebec	0.600%	7/23/25	45,205	44,214
	Province of Quebec	2.500%	4/20/26	17,425	18,259
	Republic of Chile	2.250%	10/30/22	3,310	3,350
	Republic of Chile	3.125%	3/27/25	11,050	11,576
	Republic of Chile	3.125%	1/21/26	4,738	4,987
	Republic of Finland	6.950%	2/15/26	300	362
	Republic of Hungary	5.375%	2/21/23	13,703	14,396
	Republic of Hungary	5.750%	11/22/23	16,337	17,731
	Republic of Hungary	5.375%	3/25/24	23,950	26,038
	Republic of Indonesia	2.950%	1/11/23	9,545	9,747
	Republic of Indonesia	4.450%	2/11/24	7,496	8,012
	Republic of Italy	6.875%	9/27/23	25,420	27,921
	Republic of Italy	0.875%	5/6/24	14,910	14,747
	Republic of Italy	2.375%	10/17/24	22,560	23,116
	Republic of Italy	1.250%	2/17/26	22,072	21,509
	Republic of Korea	3.875%	9/11/23	16,928	17,793
	Republic of Korea	5.625%	11/3/25	1,439	1,667
[2]	Republic of Panama	4.000%	9/22/24	12,668	13,460
[2]	Republic of Panama	3.750%	3/16/25	9,354	9,912
55

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Panama	7.125%	1/29/26	9,641	11,569
	Republic of Peru	7.350%	7/21/25	11,790	14,046
[2]	Republic of Peru	2.392%	1/23/26	13,900	14,109
	Republic of Poland	5.000%	3/23/22	1,849	1,868
	Republic of Poland	3.000%	3/17/23	19,573	20,108
	Republic of Poland	4.000%	1/22/24	16,400	17,372
	Republic of Poland	3.250%	4/6/26	12,698	13,620
	Republic of the Philippines	4.200%	1/21/24	11,086	11,808
	Republic of the Philippines	7.500%	9/25/24	600	673
	Republic of the Philippines	9.500%	10/21/24	5,251	6,454
	Republic of the Philippines	10.625%	3/16/25	11,592	15,097
	Republic of the Philippines	5.500%	3/30/26	6,313	7,359
	State of Israel	3.150%	6/30/23	9,750	10,089
	State of Israel	2.875%	3/16/26	9,469	10,016
[2]	Svensk Exportkredit AB	2.875%	3/14/23	19,240	19,758
[2]	Svensk Exportkredit AB	0.750%	4/6/23	4,400	4,406
[2]	Svensk Exportkredit AB	0.250%	9/29/23	9,714	9,626
	Svensk Exportkredit AB	0.500%	11/10/23	15,000	14,913
[2]	Svensk Exportkredit AB	1.750%	12/12/23	4,900	4,984
[2]	Svensk Exportkredit AB	0.375%	7/30/24	14,525	14,302
	Svensk Exportkredit AB	0.625%	10/7/24	6,375	6,306
[2]	Svensk Exportkredit AB	0.625%	5/14/25	20,255	19,889
	Svensk Exportkredit AB	0.500%	8/26/25	10,050	9,796
	United Mexican States	4.000%	10/2/23	5,995	6,313
	United Mexican States	3.600%	1/30/25	12,689	13,468
[2]	United Mexican States	3.900%	4/27/25	10,673	11,439
	United Mexican States	4.125%	1/21/26	22,160	24,333
Total Sovereign Bonds (Cost $4,568,341)					4,552,583
Taxable Municipal Bonds (0.0%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	11,469
	Illinois GO	4.950%	6/1/23	4,602	4,778
[10]	New Jersey Economic Development Authority Revenue	0.000%	2/15/22	5,000	4,998
	New York State Urban Development Corp. Revenue (Personal Income Tax)	2.100%	3/15/22	330	331
	Oregon GO	5.762%	6/1/23	736	772
	University of California Revenue	0.883%	5/15/25	2,000	1,978
	University of California Revenue	3.063%	7/1/25	2,677	2,846
	Utah GO	4.554%	7/1/24	5,760	6,066
Total Taxable Municipal Bonds (Cost $33,069)					33,238
56

Short-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[11]	Vanguard Market Liquidity Fund (Cost $1,134,321)	0.090%	11,344,349	1,134,321
Total Investments (101.0%) (Cost $76,081,094)				75,876,077
Other Assets and Liabilities—Net (-1.0%)				(751,686)
Net Assets (100%)				75,124,391
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $145,407,000, representing 0.2% of net assets.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Republic of Austria.
9	Guaranteed by the Government of Mexico.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $74,946,773)	74,741,756
Affiliated Issuers (Cost $1,134,321)	1,134,321
Total Investments in Securities	75,876,077
Investment in Vanguard	2,499
Cash	9,054
Receivables for Investment Securities Sold	58,693
Receivables for Accrued Income	329,978
Receivables for Capital Shares Issued	36,319
Other Assets	488
Total Assets	76,313,108
Liabilities
Payables for Investment Securities Purchased	1,124,990
Payables for Capital Shares Redeemed	58,508
Payables for Distributions	3,624
Payables to Vanguard	1,595
Total Liabilities	1,188,717
Net Assets	75,124,391
58

Short-Term Bond Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	75,332,580
Total Distributable Earnings (Loss)	(208,189)
Net Assets	75,124,391

Investor Shares—Net Assets
Applicable to 6,994,983 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	74,177
Net Asset Value Per Share—Investor Shares	$10.60

ETF Shares—Net Assets
Applicable to 520,679,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,076,037
Net Asset Value Per Share—ETF Shares	$80.81

Admiral Shares—Net Assets
Applicable to 1,735,983,335 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,409,633
Net Asset Value Per Share—Admiral Shares	$10.60

Institutional Shares—Net Assets
Applicable to 640,319,405 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,790,436
Net Asset Value Per Share—Institutional Shares	$10.60

Institutional Plus Shares—Net Assets
Applicable to 733,078,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,774,108
Net Asset Value Per Share—Institutional Plus Shares	$10.60
See accompanying Notes, which are an integral part of the Financial Statements.
59

Short-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Interest [1]	844,804
Total Income	844,804
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,610
Management and Administrative—Investor Shares	116
Management and Administrative—ETF Shares	10,912
Management and Administrative—Admiral Shares	11,659
Management and Administrative—Institutional Shares	2,884
Management and Administrative—Institutional Plus Shares	2,655
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—ETF Shares	1,706
Marketing and Distribution—Admiral Shares	788
Marketing and Distribution—Institutional Shares	224
Marketing and Distribution—Institutional Plus Shares	118
Custodian Fees	106
Auditing Fees	44
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	927
Shareholders’ Reports—Admiral Shares	239
Shareholders’ Reports—Institutional Shares	23
Shareholders’ Reports—Institutional Plus Shares	30
Trustees’ Fees and Expenses	20
Total Expenses	34,069
Net Investment Income	810,735
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	328,103
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(1,896,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	(758,133)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $177,000, ($22,000), $7,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $86,703,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
60

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	810,735	978,549
Realized Net Gain (Loss)	328,103	328,072
Change in Unrealized Appreciation (Depreciation)	(1,896,971)	1,061,408
Net Increase (Decrease) in Net Assets Resulting from Operations	(758,133)	2,368,029
Distributions
Investor Shares	(1,122)	(1,523)
ETF Shares	(542,379)	(446,170)
Admiral Shares	(267,866)	(301,032)
Institutional Shares	(95,800)	(101,144)
Institutional Plus Shares	(109,396)	(128,903)
Total Distributions	(1,016,563)	(978,772)
Capital Share Transactions
Investor Shares	(14,694)	(298)
ETF Shares	13,418,043	6,479,442
Admiral Shares	328,778	2,732,056
Institutional Shares	821,022	461,228
Institutional Plus Shares	1,142,724	(2,911)
Net Increase (Decrease) from Capital Share Transactions	15,695,873	9,669,517
Total Increase (Decrease)	13,921,177	11,058,774
Net Assets
Beginning of Period	61,203,214	50,144,440
End of Period	75,124,391	61,203,214
See accompanying Notes, which are an integral part of the Financial Statements.
61

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.87	$10.57	$10.31	$10.38	$10.43
Investment Operations
Net Investment Income[1]	.116	.185	.230	.198	.164
Net Realized and Unrealized Gain (Loss) on Investments	(.241)	.300	.258	(.069)	(.050)
Total from Investment Operations	(.125)	.485	.488	.129	.114
Distributions
Dividends from Net Investment Income	(.116)	(.185)	(.228)	(.199)	(.164)
Distributions from Realized Capital Gains	(.029)	—	—	—	(.000) [2]
Total Distributions	(.145)	(.185)	(.228)	(.199)	(.164)
Net Asset Value, End of Period	$10.60	$10.87	$10.57	$10.31	$10.38
Total Return[3]	-1.15%	4.61%	4.77%	1.27%	1.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$74	$91	$89	$1,143	$1,545
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.71%	2.18%	1.94%	1.57%
Portfolio Turnover Rate[4]	37%	49%	44%	48%	50%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
62

Short-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$82.81	$80.55	$78.56	$79.09	$79.44
Investment Operations
Net Investment Income[1]	.960	1.474	1.819	1.580	1.314
Net Realized and Unrealized Gain (Loss) on Investments	(1.785)	2.267	2.014	(.545)	(.362)
Total from Investment Operations	(.825)	3.741	3.833	1.035	.952
Distributions
Dividends from Net Investment Income	(.953)	(1.481)	(1.843)	(1.565)	(1.300)
Distributions from Realized Capital Gains	(.222)	—	—	—	(.002)
Total Distributions	(1.175)	(1.481)	(1.843)	(1.565)	(1.302)
Net Asset Value, End of Period	$80.81	$82.81	$80.55	$78.56	$79.09
Total Return	-1.00%	4.67%	4.92%	1.34%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,076	$29,618	$22,522	$27,946	$23,902
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.79%	2.28%	2.02%	1.65%
Portfolio Turnover Rate[2]	37%	49%	44%	48%	50%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
63

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.87	$10.57	$10.31	$10.38	$10.43
Investment Operations
Net Investment Income[1]	.124	.192	.237	.207	.172
Net Realized and Unrealized Gain (Loss) on Investments	(.241)	.301	.260	(.070)	(.050)
Total from Investment Operations	(.117)	.493	.497	.137	.122
Distributions
Dividends from Net Investment Income	(.124)	(.193)	(.237)	(.207)	(.172)
Distributions from Realized Capital Gains	(.029)	—	—	—	(.000) [2]
Total Distributions	(.153)	(.193)	(.237)	(.207)	(.172)
Net Asset Value, End of Period	$10.60	$10.87	$10.57	$10.31	$10.38
Total Return[3]	-1.08%	4.69%	4.86%	1.35%	1.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,410	$18,543	$15,379	$13,812	$16,034
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.77%	2.26%	2.02%	1.65%
Portfolio Turnover Rate[4]	37%	49%	44%	48%	50%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
64

Short-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.87	$10.57	$10.31	$10.38	$10.43
Investment Operations
Net Investment Income[1]	.126	.195	.239	.209	.174
Net Realized and Unrealized Gain (Loss) on Investments	(.240)	.301	.260	(.070)	(.050)
Total from Investment Operations	(.114)	.496	.499	.139	.124
Distributions
Dividends from Net Investment Income	(.127)	(.196)	(.239)	(.209)	(.174)
Distributions from Realized Capital Gains	(.029)	—	—	—	(.000) [2]
Total Distributions	(.156)	(.196)	(.239)	(.209)	(.174)
Net Asset Value, End of Period	$10.60	$10.87	$10.57	$10.31	$10.38
Total Return	-1.06%	4.71%	4.88%	1.37%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,790	$6,134	$5,524	$4,930	$5,033
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.80%	2.28%	2.04%	1.67%
Portfolio Turnover Rate[3]	37%	49%	44%	48%	50%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.87	$10.57	$10.31	$10.38	$10.43
Investment Operations
Net Investment Income[1]	.127	.196	.240	.210	.175
Net Realized and Unrealized Gain (Loss) on Investments	(.240)	.301	.260	(.070)	(.050)
Total from Investment Operations	(.113)	.497	.500	.140	.125
Distributions
Dividends from Net Investment Income	(.128)	(.197)	(.240)	(.210)	(.175)
Distributions from Realized Capital Gains	(.029)	—	—	—	(.000) [2]
Total Distributions	(.157)	(.197)	(.240)	(.210)	(.175)
Net Asset Value, End of Period	$10.60	$10.87	$10.57	$10.31	$10.38
Total Return	-1.05%	4.72%	4.89%	1.38%	1.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,774	$6,817	$6,631	$5,404	$5,078
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.81%	2.29%	2.05%	1.68%
Portfolio Turnover Rate[3]	37%	49%	44%	48%	50%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and
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Short-Term Bond Index Fund
included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,499,000, representing less than 0.01% of the fund’s net assets and 1.00% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Short-Term Bond Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	50,715,365	—	50,715,365
Corporate Bonds	—	19,440,570	—	19,440,570
Sovereign Bonds	—	4,552,583	—	4,552,583
Taxable Municipal Bonds	—	33,238	—	33,238
Temporary Cash Investments	1,134,321	—	—	1,134,321
Total	1,134,321	74,741,756	—	75,876,077
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	106,912
Total Distributable Earnings (Loss)	(106,912)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the deferral of
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Short-Term Bond Index Fund
qualified late-year losses. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	18,651
Capital Loss Carryforwards	—
Qualified Late-Year Losses	(1,189)
Net Unrealized Gains (Losses)	(225,651)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	821,125	978,772
Long-Term Capital Gains	195,438	—
Total	1,016,563	978,772
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	76,101,728
Gross Unrealized Appreciation	535,741
Gross Unrealized Depreciation	(761,392)
Net Unrealized Appreciation (Depreciation)	(225,651)
E.	During the year ended December 31, 2021, the fund purchased $24,654,503,000 of investment securities and sold $11,752,877,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $21,610,482,000 and $18,623,003,000, respectively. Purchases and sales include $17,769,118,000 and $4,526,559,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $8,507,604,000 and sales were $97,855,000, resulting in net realized gain of $605,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Short-Term Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	17,969	1,668	35,167	3,257
Issued in Lieu of Cash Distributions	1,122	104	1,523	141
Redeemed	(33,785)	(3,144)	(36,988)	(3,426)
Net Increase (Decrease)—Investor Shares	(14,694)	(1,372)	(298)	(28)
ETF Shares
Issued	18,000,898	219,000	11,697,834	141,766
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,582,855)	(56,000)	(5,218,392)	(63,700)
Net Increase (Decrease)—ETF Shares	13,418,043	163,000	6,479,442	78,066
Admiral Shares
Issued	5,746,280	533,288	8,227,722	760,456
Issued in Lieu of Cash Distributions	226,260	21,084	255,823	23,626
Redeemed	(5,643,762)	(524,377)	(5,751,489)	(532,730)
Net Increase (Decrease)—Admiral Shares	328,778	29,995	2,732,056	251,352
Institutional Shares
Issued	2,775,666	258,131	2,393,325	221,202
Issued in Lieu of Cash Distributions	85,906	8,007	92,189	8,516
Redeemed	(2,040,550)	(190,115)	(2,024,286)	(187,923)
Net Increase (Decrease)—Institutional Shares	821,022	76,023	461,228	41,795
Institutional Plus Shares
Issued	2,107,924	195,581	1,538,306	142,398
Issued in Lieu of Cash Distributions	104,235	9,714	124,314	11,482
Redeemed	(1,069,435)	(99,418)	(1,665,531)	(153,918)
Net Increase (Decrease)—Institutional Plus Shares	1,142,724	105,877	(2,911)	(38)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
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Intermediate-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund Investor Shares	-2.44%	4.05%	3.40%	$13,975
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-2.28	4.19	3.57	14,203
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	-2.27%	4.15%	3.50%	$14,106
Intermediate-Term Bond Index Fund ETF Shares Market Price	-2.44	4.07	3.45	14,043
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-2.28	4.19	3.57	14,203
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

See Financial Highlights for dividend and capital gains information.
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Intermediate-Term Bond Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund Admiral Shares	-2.36%	4.13%	3.49%	$14,093
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-2.28	4.19	3.57	14,203
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Intermediate-Term Bond Index Fund Institutional Shares	-2.34%	4.15%	3.52%	$7,063,844
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-2.28	4.19	3.57	7,101,642
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	6,677,759

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Intermediate-Term Bond Index Fund Institutional Plus Shares	-2.33%	4.16%	3.53%	$141,473,580
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-2.28	4.19	3.57	142,032,840
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	133,555,180
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Intermediate-Term Bond Index Fund ETF Shares Market Price	-2.44%	22.10%	40.43%
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	-2.27	22.52	41.06
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-2.28	22.78	42.03
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
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Intermediate-Term Bond Index Fund
Fund Allocation
As of December 31, 2021
Corporate Bonds	40.3%
Sovereign Bonds	4.3
Taxable Municipal Bonds	0.4
U.S. Government and Agency Obligations	55.0
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
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Intermediate-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (54.7%)
U.S. Government Securities (53.6%)
United States Treasury Note/Bond	6.875%	8/15/25	11,329	13,636
United States Treasury Note/Bond	6.500%	11/15/26	23,500	29,287
United States Treasury Note/Bond	1.250%	11/30/26	18,840	18,831
United States Treasury Note/Bond	1.500%	1/31/27	154,064	155,774
United States Treasury Note/Bond	2.250%	2/15/27	406,150	425,379
United States Treasury Note/Bond	1.125%	2/28/27	48,655	48,260
United States Treasury Note/Bond	0.625%	3/31/27	7,627	7,372
United States Treasury Note/Bond	0.500%	4/30/27	32,100	30,781
United States Treasury Note/Bond	2.375%	5/15/27	679,612	717,097
United States Treasury Note/Bond	0.500%	5/31/27	369,270	353,576
United States Treasury Note/Bond	0.500%	6/30/27	213,640	204,360
United States Treasury Note/Bond	0.375%	7/31/27	487,075	462,645
United States Treasury Note/Bond	2.250%	8/15/27	575,586	603,735
United States Treasury Note/Bond	0.500%	8/31/27	503,440	480,313
United States Treasury Note/Bond	0.375%	9/30/27	287,465	272,104
United States Treasury Note/Bond	0.500%	10/31/27	288,055	274,192
United States Treasury Note/Bond	2.250%	11/15/27	530,965	557,431
United States Treasury Note/Bond	0.625%	11/30/27	561,840	538,050
United States Treasury Note/Bond	0.625%	12/31/27	352,780	337,566
United States Treasury Note/Bond	0.750%	1/31/28	217,425	209,407
United States Treasury Note/Bond	2.750%	2/15/28	514,955	556,393
United States Treasury Note/Bond	1.125%	2/29/28	620,675	611,656
United States Treasury Note/Bond	1.250%	3/31/28	349,000	345,946
United States Treasury Note/Bond	1.250%	4/30/28	368,784	365,442
United States Treasury Note/Bond	2.875%	5/15/28	553,253	602,700
United States Treasury Note/Bond	1.250%	5/31/28	348,915	345,480
United States Treasury Note/Bond	1.250%	6/30/28	339,160	335,715
United States Treasury Note/Bond	1.000%	7/31/28	298,538	290,608
United States Treasury Note/Bond	2.875%	8/15/28	604,945	660,713
United States Treasury Note/Bond	5.500%	8/15/28	12,735	15,998
United States Treasury Note/Bond	1.125%	8/31/28	447,720	439,185
United States Treasury Note/Bond	1.250%	9/30/28	322,310	318,583
United States Treasury Note/Bond	1.375%	10/31/28	304,720	303,482
United States Treasury Note/Bond	3.125%	11/15/28	566,503	629,703
United States Treasury Note/Bond	5.250%	11/15/28	10,000	12,503
United States Treasury Note/Bond	1.500%	11/30/28	349,113	350,531
United States Treasury Note/Bond	1.375%	12/31/28	225,210	224,225
United States Treasury Note/Bond	2.625%	2/15/29	623,611	674,085
United States Treasury Note/Bond	5.250%	2/15/29	15,235	19,170
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Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.375%	5/15/29	576,927	614,967
	United States Treasury Note/Bond	1.625%	8/15/29	584,494	592,805
	United States Treasury Note/Bond	6.125%	8/15/29	6,500	8,708
	United States Treasury Note/Bond	1.750%	11/15/29	418,914	429,256
	United States Treasury Note/Bond	1.500%	2/15/30	268,071	269,369
	United States Treasury Note/Bond	0.625%	5/15/30	727,051	679,679
	United States Treasury Note/Bond	6.250%	5/15/30	43,200	59,562
	United States Treasury Note/Bond	0.625%	8/15/30	930,357	867,413
	United States Treasury Note/Bond	0.875%	11/15/30	973,117	924,765
	United States Treasury Note/Bond	1.125%	2/15/31	904,998	878,131
	United States Treasury Note/Bond	5.375%	2/15/31	56,796	75,859
	United States Treasury Note/Bond	1.625%	5/15/31	924,513	935,781
	United States Treasury Note/Bond	1.250%	8/15/31	770,805	753,221
	United States Treasury Note/Bond	1.375%	11/15/31	618,779	610,657
					20,542,087
Agency Bonds and Notes (1.1%)
	Federal Home Loan Banks	3.250%	6/9/28	24,100	26,676
	Federal Home Loan Banks	3.250%	11/16/28	40,765	45,430
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	11,318
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	13,631
[2]	Federal National Mortgage Assn.	0.750%	10/8/27	49,140	47,295
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	47,046
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	39,673
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	41,160	59,347
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	53,480	50,344
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	49,472
[1]	Private Export Funding Corp.	1.400%	7/15/28	7,425	7,243
[1]	Tennessee Valley Authority	2.875%	2/1/27	12,000	12,851
	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,643
	Tennessee Valley Authority	1.500%	9/15/31	4,100	4,015
					419,984
Total U.S. Government and Agency Obligations (Cost $20,945,088)					20,962,071
Corporate Bonds (40.1%)
Communications (3.3%)
	Activision Blizzard Inc.	3.400%	6/15/27	3,801	4,084
	Activision Blizzard Inc.	1.350%	9/15/30	6,305	5,825
	Alphabet Inc.	0.800%	8/15/27	7,133	6,876
	Alphabet Inc.	1.100%	8/15/30	13,765	12,968
	America Movil SAB de CV	3.625%	4/22/29	11,112	12,020
	America Movil SAB de CV	2.875%	5/7/30	4,093	4,236
	AT&T Inc.	3.800%	2/15/27	6,502	7,069
	AT&T Inc.	4.250%	3/1/27	9,000	9,988
	AT&T Inc.	2.300%	6/1/27	21,599	22,013
	AT&T Inc.	1.650%	2/1/28	18,750	18,362
[1]	AT&T Inc.	4.100%	2/15/28	8,003	8,895
	AT&T Inc.	4.350%	3/1/29	24,790	27,892
[1]	AT&T Inc.	4.300%	2/15/30	29,544	33,286
	AT&T Inc.	2.750%	6/1/31	11,975	12,212
	AT&T Inc.	2.550%	12/1/33	4,800	4,701
	Baidu Inc.	1.720%	4/9/26	57	56
	Baidu Inc.	3.625%	7/6/27	5,990	6,430
	Baidu Inc.	4.375%	3/29/28	3,790	4,200
	Baidu Inc.	4.875%	11/14/28	4,450	5,101
76

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baidu Inc.	3.425%	4/7/30	4,180	4,387
	Baidu Inc.	2.375%	8/23/31	5,900	5,687
	Booking Holdings Inc.	3.550%	3/15/28	4,119	4,492
	Booking Holdings Inc.	4.625%	4/13/30	12,586	14,672
	British Telecommunications plc	5.125%	12/4/28	4,667	5,272
	British Telecommunications plc	9.625%	12/15/30	22,355	32,873
	Charter Communications Operating LLC	3.750%	2/15/28	9,357	10,031
	Charter Communications Operating LLC	4.200%	3/15/28	11,492	12,565
	Charter Communications Operating LLC	2.250%	1/15/29	10,200	9,976
	Charter Communications Operating LLC	5.050%	3/30/29	11,166	12,834
	Charter Communications Operating LLC	2.800%	4/1/31	13,291	13,178
	Comcast Corp.	2.350%	1/15/27	12,530	12,957
	Comcast Corp.	3.300%	2/1/27	9,854	10,594
	Comcast Corp.	3.300%	4/1/27	5,015	5,402
	Comcast Corp.	3.150%	2/15/28	15,167	16,285
	Comcast Corp.	4.150%	10/15/28	33,258	37,741
	Comcast Corp.	2.650%	2/1/30	14,361	14,875
	Comcast Corp.	3.400%	4/1/30	16,497	17,981
	Comcast Corp.	4.250%	10/15/30	10,425	12,032
	Comcast Corp.	1.950%	1/15/31	11,925	11,661
	Comcast Corp.	1.500%	2/15/31	15,225	14,344
	Deutsche Telekom International Finance BV	8.750%	6/15/30	29,703	43,188
	Discovery Communications LLC	3.950%	3/20/28	14,735	16,004
	Discovery Communications LLC	4.125%	5/15/29	5,062	5,584
	Discovery Communications LLC	3.625%	5/15/30	8,836	9,448
	Electronic Arts Inc.	1.850%	2/15/31	6,441	6,164
	Expedia Group Inc.	4.625%	8/1/27	7,209	8,056
	Expedia Group Inc.	3.800%	2/15/28	9,989	10,665
	Expedia Group Inc.	3.250%	2/15/30	12,751	13,034
	Expedia Group Inc.	2.950%	3/15/31	6,292	6,294
	Fox Corp.	4.709%	1/25/29	16,561	18,931
	Fox Corp.	3.500%	4/8/30	5,449	5,877
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,009	4,604
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,509	6,411
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,315	4,315
	Koninklijke KPN NV	8.375%	10/1/30	4,825	6,881
	Omnicom Group Inc.	2.450%	4/30/30	4,841	4,844
	Omnicom Group Inc.	4.200%	6/1/30	4,310	4,852
	Omnicom Group Inc.	2.600%	8/1/31	6,232	6,317
	Orange SA	9.000%	3/1/31	18,408	28,198
	TCI Communications Inc.	7.125%	2/15/28	1,916	2,472
	Telefonica Emisiones SA	4.103%	3/8/27	12,526	13,792
	Telefonica Europe BV	8.250%	9/15/30	9,690	13,761
	TELUS Corp.	2.800%	2/16/27	5,600	5,827
	TELUS Corp.	3.700%	9/15/27	1,821	1,977
	Tencent Music Entertainment Group	2.000%	9/3/30	3,775	3,535
	T-Mobile USA Inc.	3.750%	4/15/27	33,646	36,431
	T-Mobile USA Inc.	2.050%	2/15/28	15,271	15,189
[3]	T-Mobile USA Inc.	2.400%	3/15/29	2,000	2,019
	T-Mobile USA Inc.	3.875%	4/15/30	58,916	64,470
	T-Mobile USA Inc.	2.550%	2/15/31	24,063	23,951
	VeriSign Inc.	2.700%	6/15/31	6,375	6,418
	Verizon Communications Inc.	4.125%	3/16/27	25,316	28,149
	Verizon Communications Inc.	3.000%	3/22/27	6,827	7,203
	Verizon Communications Inc.	2.100%	3/22/28	24,615	24,690
77

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	4.329%	9/21/28	35,879	40,806
	Verizon Communications Inc.	3.875%	2/8/29	3,436	3,811
	Verizon Communications Inc.	4.016%	12/3/29	33,125	37,129
	Verizon Communications Inc.	3.150%	3/22/30	16,587	17,533
	Verizon Communications Inc.	1.500%	9/18/30	3,050	2,861
	Verizon Communications Inc.	1.680%	10/30/30	16,825	16,002
	Verizon Communications Inc.	1.750%	1/20/31	18,163	17,191
	Verizon Communications Inc.	2.550%	3/21/31	36,325	36,694
	ViacomCBS Inc.	2.900%	1/15/27	4,940	5,156
	ViacomCBS Inc.	3.375%	2/15/28	4,920	5,245
	ViacomCBS Inc.	3.700%	6/1/28	5,830	6,315
	ViacomCBS Inc.	4.200%	6/1/29	4,847	5,383
	ViacomCBS Inc.	7.875%	7/30/30	3,183	4,412
	ViacomCBS Inc.	4.950%	1/15/31	13,375	15,808
	Vodafone Group plc	4.375%	5/30/28	24,575	27,688
	Vodafone Group plc	7.875%	2/15/30	5,450	7,624
	Walt Disney Co.	3.700%	3/23/27	5,313	5,838
	Walt Disney Co.	2.200%	1/13/28	10,313	10,508
	Walt Disney Co.	2.000%	9/1/29	15,611	15,526
	Walt Disney Co.	3.800%	3/22/30	12,034	13,525
	Walt Disney Co.	2.650%	1/13/31	18,233	18,952
	Weibo Corp.	3.375%	7/8/30	5,410	5,357
					1,264,968
Consumer Discretionary (2.6%)
	Advance Auto Parts Inc.	3.900%	4/15/30	7,450	8,153
	Alibaba Group Holding Ltd.	3.400%	12/6/27	22,911	24,261
	Alibaba Group Holding Ltd.	2.125%	2/9/31	10,499	10,141
	Amazon.com Inc.	1.200%	6/3/27	9,065	8,943
	Amazon.com Inc.	3.150%	8/22/27	27,276	29,482
	Amazon.com Inc.	1.650%	5/12/28	19,885	19,870
	Amazon.com Inc.	1.500%	6/3/30	16,383	15,896
	Amazon.com Inc.	2.100%	5/12/31	29,430	29,756
[1]	American Honda Finance Corp.	2.350%	1/8/27	5,623	5,787
[1]	American Honda Finance Corp.	2.000%	3/24/28	8,865	8,968
[1]	American Honda Finance Corp.	1.800%	1/13/31	4,975	4,860
	Aptiv plc	4.350%	3/15/29	1,950	2,214
	AutoNation Inc.	3.800%	11/15/27	5,345	5,762
	AutoNation Inc.	4.750%	6/1/30	3,010	3,442
	AutoNation Inc.	2.400%	8/1/31	2,671	2,585
	AutoZone Inc.	3.750%	6/1/27	5,681	6,215
	AutoZone Inc.	3.750%	4/18/29	4,839	5,296
	AutoZone Inc.	4.000%	4/15/30	6,699	7,476
	AutoZone Inc.	1.650%	1/15/31	5,250	4,944
	Best Buy Co. Inc.	4.450%	10/1/28	3,675	4,172
	Best Buy Co. Inc.	1.950%	10/1/30	2,523	2,426
	BorgWarner Inc.	2.650%	7/1/27	10,000	10,339
	Brunswick Corp.	2.400%	8/18/31	2,773	2,673
	Choice Hotels International Inc.	3.700%	12/1/29	233	247
[3]	Daimler Finance North America LLC	3.100%	8/15/29	12,500	13,236
	Daimler Finance North America LLC	8.500%	1/18/31	3,750	5,584
[3]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	3,038
	Darden Restaurants Inc.	3.850%	5/1/27	4,225	4,590
	DR Horton Inc.	1.400%	10/15/27	5,259	5,090
	eBay Inc.	3.600%	6/5/27	6,482	7,036
	eBay Inc.	2.700%	3/11/30	8,528	8,730
78

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	2.600%	5/10/31	6,050	6,126
[1]	Emory University	2.143%	9/1/30	3,675	3,720
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,503	5,818
	General Motors Co.	4.200%	10/1/27	6,912	7,589
	General Motors Co.	6.800%	10/1/27	6,820	8,386
	General Motors Co.	5.000%	10/1/28	9,950	11,384
	General Motors Financial Co. Inc.	4.350%	1/17/27	9,985	10,998
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,923	6,059
	General Motors Financial Co. Inc.	3.850%	1/5/28	5,770	6,230
	General Motors Financial Co. Inc.	2.400%	4/10/28	5,249	5,249
	General Motors Financial Co. Inc.	2.400%	10/15/28	4,437	4,425
	General Motors Financial Co. Inc.	5.650%	1/17/29	3,050	3,621
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,150	9,756
	General Motors Financial Co. Inc.	2.350%	1/8/31	3,942	3,828
	General Motors Financial Co. Inc.	2.700%	6/10/31	14,065	14,013
	Genuine Parts Co.	1.875%	11/1/30	4,200	3,947
	Hasbro Inc.	3.500%	9/15/27	1,925	2,078
	Hasbro Inc.	3.900%	11/19/29	11,191	12,337
	Home Depot Inc.	2.500%	4/15/27	7,950	8,313
	Home Depot Inc.	2.800%	9/14/27	8,101	8,598
	Home Depot Inc.	0.900%	3/15/28	2,150	2,053
	Home Depot Inc.	1.500%	9/15/28	11,008	10,850
	Home Depot Inc.	3.900%	12/6/28	6,725	7,592
	Home Depot Inc.	2.950%	6/15/29	10,206	10,874
	Home Depot Inc.	2.700%	4/15/30	14,155	14,867
	Home Depot Inc.	1.375%	3/15/31	10,477	9,877
	Home Depot Inc.	1.875%	9/15/31	6,155	6,056
	Hyatt Hotels Corp.	4.375%	9/15/28	5,230	5,647
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	4,720
	JD.com Inc.	3.875%	4/29/26	104	111
	JD.com Inc.	3.375%	1/14/30	5,575	5,818
	Kohl's Corp.	3.375%	5/1/31	4,116	4,190
	Las Vegas Sands Corp.	3.900%	8/8/29	7,823	7,868
	Lear Corp.	3.800%	9/15/27	2,717	2,962
	Lear Corp.	4.250%	5/15/29	3,000	3,316
	Lear Corp.	3.500%	5/30/30	3,600	3,833
	Leggett & Platt Inc.	3.500%	11/15/27	4,100	4,376
	Leggett & Platt Inc.	4.400%	3/15/29	4,852	5,429
	Leland Stanford Junior University	1.289%	6/1/27	4,328	4,279
	Lennar Corp.	5.000%	6/15/27	809	917
	Lennar Corp.	4.750%	11/29/27	11,875	13,458
	Lowe's Cos. Inc.	3.100%	5/3/27	8,891	9,489
	Lowe's Cos. Inc.	1.300%	4/15/28	8,140	7,808
	Lowe's Cos. Inc.	1.700%	9/15/28	5,020	4,918
	Lowe's Cos. Inc.	3.650%	4/5/29	19,043	20,871
	Lowe's Cos. Inc.	4.500%	4/15/30	6,975	8,098
	Lowe's Cos. Inc.	1.700%	10/15/30	10,985	10,436
	Lowe's Cos. Inc.	2.625%	4/1/31	13,239	13,548
	Magna International Inc.	2.450%	6/15/30	3,215	3,261
[1]	Marriott International Inc.	4.000%	4/15/28	5,372	5,825
[1]	Marriott International Inc.	4.625%	6/15/30	7,245	8,186
[1]	Marriott International Inc.	2.850%	4/15/31	11,373	11,346
	Masco Corp.	3.500%	11/15/27	3,959	4,254
	Masco Corp.	1.500%	2/15/28	5,195	5,031
	Masco Corp.	2.000%	10/1/30	2,924	2,803
79

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	2.000%	2/15/31	4,010	3,853
[1]	McDonald's Corp.	3.500%	3/1/27	6,673	7,229
[1]	McDonald's Corp.	3.500%	7/1/27	9,985	10,848
[1]	McDonald's Corp.	3.800%	4/1/28	6,894	7,577
[1]	McDonald's Corp.	2.625%	9/1/29	8,473	8,731
[1]	McDonald's Corp.	2.125%	3/1/30	6,193	6,178
[1]	McDonald's Corp.	3.600%	7/1/30	9,740	10,771
	MDC Holdings Inc.	2.500%	1/15/31	3,962	3,842
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,811
	NIKE Inc.	2.750%	3/27/27	6,267	6,640
	NIKE Inc.	2.850%	3/27/30	11,847	12,590
	NVR Inc.	3.000%	5/15/30	4,979	5,173
	O'Reilly Automotive Inc.	3.600%	9/1/27	8,140	8,836
	O'Reilly Automotive Inc.	4.350%	6/1/28	561	632
	O'Reilly Automotive Inc.	3.900%	6/1/29	3,998	4,413
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,170	9,234
	Owens Corning	3.950%	8/15/29	4,175	4,570
	Owens Corning	3.875%	6/1/30	2,119	2,315
	PulteGroup Inc.	5.000%	1/15/27	4,750	5,430
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	7,170
	Ross Stores Inc.	1.875%	4/15/31	3,000	2,871
[3]	Sands China Ltd.	2.300%	3/8/27	4,078	3,840
	Sands China Ltd.	5.400%	8/8/28	16,900	18,251
[3]	Sands China Ltd.	2.850%	3/8/29	2,800	2,628
	Sands China Ltd.	4.375%	6/18/30	8,020	8,185
[3]	Sands China Ltd.	3.250%	8/8/31	4,752	4,445
	Snap-on Inc.	3.250%	3/1/27	2,575	2,766
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,519	6,274
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,693	4,745
	Starbucks Corp.	2.000%	3/12/27	4,357	4,404
	Starbucks Corp.	3.500%	3/1/28	6,308	6,833
	Starbucks Corp.	4.000%	11/15/28	6,005	6,719
	Starbucks Corp.	3.550%	8/15/29	1,839	2,010
	Starbucks Corp.	2.250%	3/12/30	8,974	8,966
	Starbucks Corp.	2.550%	11/15/30	10,195	10,404
	Steelcase Inc.	5.125%	1/18/29	4,075	4,623
	Tapestry Inc.	4.125%	7/15/27	1,213	1,312
	TJX Cos. Inc.	1.150%	5/15/28	5,086	4,901
	TJX Cos. Inc.	3.875%	4/15/30	5,525	6,202
	TJX Cos. Inc.	1.600%	5/15/31	2,050	1,960
	Toyota Motor Corp.	3.669%	7/20/28	1,678	1,859
	Toyota Motor Corp.	2.760%	7/2/29	4,199	4,399
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	9,675	10,401
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,370	5,204
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	5,520	5,923
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,464	3,469
	Toyota Motor Credit Corp.	3.650%	1/8/29	4,065	4,529
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,352	7,389
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,375	11,374
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,450	5,267
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,600	5,475
	Tractor Supply Co.	1.750%	11/1/30	5,500	5,168
	VF Corp.	2.800%	4/23/27	4,600	4,813
	VF Corp.	2.950%	4/23/30	7,565	7,851
	Whirlpool Corp.	4.750%	2/26/29	10,618	12,257
80

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Whirlpool Corp.	2.400%	5/15/31	1,238	1,240
[1]	Yale University	1.482%	4/15/30	7,560	7,377
					1,005,831
Consumer Staples (2.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	5,918
	Altria Group Inc.	2.625%	9/16/26	4,757	4,919
	Altria Group Inc.	4.800%	2/14/29	9,466	10,691
	Altria Group Inc.	3.400%	5/6/30	8,751	9,087
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	15,843	17,615
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	36,004	41,921
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	22,980	25,179
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,835	3,413
	Archer-Daniels-Midland Co.	3.250%	3/27/30	8,725	9,475
	Avery Dennison Corp.	4.875%	12/6/28	4,225	4,928
	Avery Dennison Corp.	2.650%	4/30/30	5,789	5,865
	BAT Capital Corp.	4.700%	4/2/27	7,420	8,176
	BAT Capital Corp.	3.557%	8/15/27	20,234	21,240
	BAT Capital Corp.	2.259%	3/25/28	13,581	13,249
	BAT Capital Corp.	3.462%	9/6/29	4,119	4,268
	BAT Capital Corp.	4.906%	4/2/30	8,018	9,020
	BAT Capital Corp.	2.726%	3/25/31	17,720	17,211
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,617	5,025
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,568	8,699
	Campbell Soup Co.	4.150%	3/15/28	3,195	3,548
	Campbell Soup Co.	2.375%	4/24/30	7,190	7,146
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,585
	Clorox Co.	3.100%	10/1/27	5,440	5,789
	Clorox Co.	3.900%	5/15/28	200	224
	Clorox Co.	1.800%	5/15/30	6,100	5,918
	Coca-Cola Co.	3.375%	3/25/27	13,670	14,869
	Coca-Cola Co.	2.900%	5/25/27	3,389	3,617
	Coca-Cola Co.	1.450%	6/1/27	6,546	6,514
	Coca-Cola Co.	1.500%	3/5/28	7,000	6,901
	Coca-Cola Co.	1.000%	3/15/28	15,810	15,203
	Coca-Cola Co.	2.125%	9/6/29	11,701	11,887
	Coca-Cola Co.	3.450%	3/25/30	5,480	6,066
	Coca-Cola Co.	1.650%	6/1/30	10,794	10,458
	Coca-Cola Co.	2.000%	3/5/31	2,950	2,941
	Coca-Cola Co.	1.375%	3/15/31	14,713	13,883
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	9,100	9,289
	Conagra Brands Inc.	1.375%	11/1/27	9,504	9,132
	Conagra Brands Inc.	4.850%	11/1/28	11,716	13,480
	Constellation Brands Inc.	3.500%	5/9/27	7,583	8,174
	Constellation Brands Inc.	3.600%	2/15/28	4,157	4,488
	Constellation Brands Inc.	4.650%	11/15/28	5,913	6,784
	Constellation Brands Inc.	3.150%	8/1/29	9,308	9,806
	Constellation Brands Inc.	2.875%	5/1/30	701	719
	Constellation Brands Inc.	2.250%	8/1/31	8,225	8,039
	Costco Wholesale Corp.	3.000%	5/18/27	14,221	15,263
	Costco Wholesale Corp.	1.375%	6/20/27	5,375	5,336
	Costco Wholesale Corp.	1.600%	4/20/30	18,824	18,240
	Diageo Capital plc	3.875%	5/18/28	4,188	4,683
	Diageo Capital plc	2.375%	10/24/29	8,450	8,629
	Diageo Capital plc	2.000%	4/29/30	2,285	2,257
	Dollar General Corp.	3.875%	4/15/27	6,901	7,564
81

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dollar General Corp.	4.125%	5/1/28	3,800	4,227
	Dollar General Corp.	3.500%	4/3/30	13,039	14,109
	Dollar Tree Inc.	4.200%	5/15/28	8,529	9,522
	Dollar Tree Inc.	2.650%	12/1/31	6,000	6,012
	Estee Lauder Cos. Inc.	3.150%	3/15/27	4,017	4,309
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,551	5,683
	Estee Lauder Cos. Inc.	2.600%	4/15/30	7,787	8,073
	Estee Lauder Cos. Inc.	1.950%	3/15/31	4,587	4,526
	Flowers Foods Inc.	2.400%	3/15/31	3,620	3,567
	General Mills Inc.	3.200%	2/10/27	4,975	5,291
	General Mills Inc.	4.200%	4/17/28	11,033	12,314
	General Mills Inc.	2.875%	4/15/30	7,515	7,836
	General Mills Inc.	2.250%	10/14/31	3,329	3,293
	Hershey Co.	2.450%	11/15/29	2,365	2,459
	Hershey Co.	1.700%	6/1/30	4,560	4,463
	Hormel Foods Corp.	1.700%	6/3/28	3,250	3,241
	Hormel Foods Corp.	1.800%	6/11/30	10,807	10,599
	Ingredion Inc.	2.900%	6/1/30	5,666	5,842
	J M Smucker Co.	3.375%	12/15/27	2,199	2,368
	J M Smucker Co.	2.375%	3/15/30	6,055	6,073
	Kellogg Co.	3.400%	11/15/27	6,514	7,021
	Kellogg Co.	4.300%	5/15/28	2,825	3,196
	Kellogg Co.	2.100%	6/1/30	2,950	2,895
[1]	Kellogg Co.	7.450%	4/1/31	1,932	2,723
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,842	5,193
	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,993	15,933
	Keurig Dr Pepper Inc.	3.200%	5/1/30	6,901	7,303
	Keurig Dr Pepper Inc.	2.250%	3/15/31	5,115	5,051
	Kimberly-Clark Corp.	1.050%	9/15/27	6,557	6,355
	Kimberly-Clark Corp.	3.950%	11/1/28	2,907	3,288
	Kimberly-Clark Corp.	3.200%	4/25/29	5,700	6,150
	Kimberly-Clark Corp.	3.100%	3/26/30	6,322	6,822
	Kimberly-Clark Corp.	2.000%	11/2/31	5,000	4,985
	Kroger Co.	3.700%	8/1/27	1,999	2,178
	Kroger Co.	4.500%	1/15/29	3,256	3,747
[1]	Kroger Co.	7.700%	6/1/29	1,000	1,353
	Kroger Co.	2.200%	5/1/30	9,568	9,525
	Kroger Co.	1.700%	1/15/31	3,630	3,448
	McCormick & Co. Inc.	3.400%	8/15/27	10,167	10,988
	McCormick & Co. Inc.	2.500%	4/15/30	4,325	4,372
	McCormick & Co. Inc.	1.850%	2/15/31	2,036	1,950
	Mondelez International Inc.	2.750%	4/13/30	16,024	16,603
	Mondelez International Inc.	1.500%	2/4/31	5,153	4,825
	PepsiCo Inc.	2.625%	3/19/27	6,512	6,835
	PepsiCo Inc.	3.000%	10/15/27	11,674	12,545
	PepsiCo Inc.	7.000%	3/1/29	700	954
	PepsiCo Inc.	2.625%	7/29/29	8,905	9,365
	PepsiCo Inc.	2.750%	3/19/30	12,145	12,841
	PepsiCo Inc.	1.625%	5/1/30	16,565	16,132
	PepsiCo Inc.	1.950%	10/21/31	11,075	11,073
	Philip Morris International Inc.	3.125%	8/17/27	3,195	3,409
	Philip Morris International Inc.	3.125%	3/2/28	5,233	5,548
	Philip Morris International Inc.	3.375%	8/15/29	5,636	6,080
	Philip Morris International Inc.	2.100%	5/1/30	8,244	8,094
	Philip Morris International Inc.	1.750%	11/1/30	3,147	2,999
82

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	2.800%	3/25/27	3,494	3,706
	Procter & Gamble Co.	3.000%	3/25/30	8,149	8,854
	Procter & Gamble Co.	1.200%	10/29/30	15,350	14,527
	Procter & Gamble Co.	1.950%	4/23/31	4,033	4,070
	Sysco Corp.	3.250%	7/15/27	9,367	9,955
	Sysco Corp.	2.400%	2/15/30	6,475	6,496
	Sysco Corp.	5.950%	4/1/30	6,576	8,220
	Sysco Corp.	2.450%	12/14/31	3,000	3,008
	Target Corp.	3.375%	4/15/29	7,890	8,680
	Target Corp.	2.350%	2/15/30	4,857	4,990
	Target Corp.	2.650%	9/15/30	2	2
	Tyson Foods Inc.	3.550%	6/2/27	6,379	6,871
	Tyson Foods Inc.	4.350%	3/1/29	9,153	10,355
	Unilever Capital Corp.	2.900%	5/5/27	7,795	8,271
	Unilever Capital Corp.	3.500%	3/22/28	7,200	7,879
	Unilever Capital Corp.	2.125%	9/6/29	10,234	10,322
	Unilever Capital Corp.	1.375%	9/14/30	4,998	4,730
	Unilever Capital Corp.	1.750%	8/12/31	7,515	7,307
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,175	4,423
	Walmart Inc.	3.700%	6/26/28	22,247	24,942
	Walmart Inc.	1.500%	9/22/28	6,000	5,966
	Walmart Inc.	3.250%	7/8/29	10,548	11,626
	Walmart Inc.	2.375%	9/24/29	10,903	11,345
	Walmart Inc.	1.800%	9/22/31	4,150	4,110
					1,022,572
Energy (2.7%)
	Baker Hughes Holdings LLC	3.337%	12/15/27	9,491	10,125
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,250	5,546
	Baker Hughes Holdings LLC	4.486%	5/1/30	7,375	8,493
	Boardwalk Pipelines LP	4.450%	7/15/27	3,015	3,307
	Boardwalk Pipelines LP	4.800%	5/3/29	3,135	3,515
	Boardwalk Pipelines LP	3.400%	2/15/31	2,833	2,923
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	9,192	9,707
	BP Capital Markets America Inc.	3.543%	4/6/27	9,394	10,167
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	7,253	7,849
	BP Capital Markets America Inc.	3.937%	9/21/28	10,361	11,501
	BP Capital Markets America Inc.	4.234%	11/6/28	14,463	16,390
	BP Capital Markets America Inc.	3.633%	4/6/30	12,838	14,159
	BP Capital Markets America Inc.	1.749%	8/10/30	4,700	4,528
	BP Capital Markets plc	3.279%	9/19/27	12,240	13,165
	BP Capital Markets plc	3.723%	11/28/28	5,085	5,596
	Burlington Resources LLC	7.200%	8/15/31	600	844
	Canadian Natural Resources Ltd.	3.850%	6/1/27	13,316	14,317
	Canadian Natural Resources Ltd.	2.950%	7/15/30	6,266	6,403
	Cenovus Energy Inc.	4.250%	4/15/27	9,920	10,825
	Cenovus Energy Inc.	4.400%	4/15/29	7,485	8,283
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	12,907	14,586
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	12,542	13,422
	Chevron Corp.	1.995%	5/11/27	6,175	6,281
	Chevron Corp.	2.236%	5/11/30	15,075	15,301
	Chevron USA Inc.	1.018%	8/12/27	5,350	5,163
	Chevron USA Inc.	3.850%	1/15/28	5,462	6,069
	Chevron USA Inc.	3.250%	10/15/29	6,175	6,701
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	6,700	7,504
[3]	ConocoPhillips	3.750%	10/1/27	17,244	18,872
83

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	ConocoPhillips	4.300%	8/15/28	8,735	9,831
[3]	ConocoPhillips	2.400%	2/15/31	4,590	4,616
	ConocoPhillips Co.	6.950%	4/15/29	12,664	16,659
	Continental Resources Inc.	4.375%	1/15/28	5,200	5,627
[3]	Coterra Energy Inc.	3.900%	5/15/27	6,902	7,435
[3]	Coterra Energy Inc.	4.375%	3/15/29	4,250	4,776
	Devon Energy Corp.	5.250%	10/15/27	3,506	3,693
	Devon Energy Corp.	5.875%	6/15/28	3,114	3,377
	Devon Energy Corp.	4.500%	1/15/30	4,992	5,358
	Devon Energy Corp.	7.875%	9/30/31	3,000	4,244
	Diamondback Energy Inc.	3.500%	12/1/29	10,053	10,655
	Diamondback Energy Inc.	3.125%	3/24/31	8,197	8,452
[3]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,000	4,113
	Enbridge Inc.	3.700%	7/15/27	6,396	6,911
	Enbridge Inc.	3.125%	11/15/29	6,077	6,377
	Energy Transfer LP	4.400%	3/15/27	5,932	6,411
	Energy Transfer LP	4.200%	4/15/27	5,750	6,226
[1]	Energy Transfer LP	5.500%	6/1/27	5,332	6,094
	Energy Transfer LP	4.000%	10/1/27	6,425	6,903
	Energy Transfer LP	4.950%	5/15/28	8,275	9,203
	Energy Transfer LP	4.950%	6/15/28	11,000	12,404
	Energy Transfer LP	5.250%	4/15/29	12,282	14,111
	Energy Transfer LP	4.150%	9/15/29	3,563	3,828
	Energy Transfer LP	3.750%	5/15/30	11,475	12,196
	Enterprise Products Operating LLC	3.950%	2/15/27	775	847
	Enterprise Products Operating LLC	4.150%	10/16/28	9,125	10,238
	Enterprise Products Operating LLC	3.125%	7/31/29	10,259	10,898
	Enterprise Products Operating LLC	2.800%	1/31/30	8,290	8,646
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	4,650	4,756
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	9,274	9,333
	EOG Resources Inc.	4.375%	4/15/30	6,406	7,406
	Exxon Mobil Corp.	2.275%	8/16/26	1,591	1,645
	Exxon Mobil Corp.	3.294%	3/19/27	2,115	2,281
	Exxon Mobil Corp.	2.440%	8/16/29	8,403	8,619
	Exxon Mobil Corp.	3.482%	3/19/30	20,815	22,842
	Exxon Mobil Corp.	2.610%	10/15/30	13,860	14,384
	Halliburton Co.	2.920%	3/1/30	5,223	5,394
[3]	Helmerich & Payne Inc.	2.900%	9/29/31	4,235	4,180
	Hess Corp.	4.300%	4/1/27	13,489	14,714
	Hess Corp.	7.300%	8/15/31	4,081	5,455
	HollyFrontier Corp.	4.500%	10/1/30	3,027	3,273
	Kinder Morgan Inc.	4.300%	3/1/28	16,344	18,196
	Kinder Morgan Inc.	2.000%	2/15/31	7,380	7,041
[1]	Kinder Morgan Inc.	7.800%	8/1/31	1,000	1,420
	Magellan Midstream Partners LP	3.250%	6/1/30	4,161	4,375
	Marathon Oil Corp.	4.400%	7/15/27	7,115	7,807
	Marathon Petroleum Corp.	3.800%	4/1/28	4,866	5,238
	MPLX LP	4.125%	3/1/27	10,296	11,266
	MPLX LP	4.250%	12/1/27	6,846	7,584
	MPLX LP	4.000%	3/15/28	8,608	9,357
	MPLX LP	4.800%	2/15/29	7,743	8,852
	MPLX LP	2.650%	8/15/30	14,205	14,180
	NOV Inc.	3.600%	12/1/29	2,495	2,613
	ONEOK Inc.	4.000%	7/13/27	4,449	4,812
	ONEOK Inc.	4.550%	7/15/28	7,428	8,221
84

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.350%	3/15/29	8,555	9,386
	ONEOK Inc.	3.400%	9/1/29	16,125	16,711
	ONEOK Inc.	3.100%	3/15/30	3,690	3,767
	ONEOK Inc.	6.350%	1/15/31	550	693
	Ovintiv Inc.	7.200%	11/1/31	2,695	3,505
	Ovintiv Inc.	7.375%	11/1/31	4,500	5,925
	Phillips 66	3.900%	3/15/28	2,051	2,223
	Phillips 66	2.150%	12/15/30	8,098	7,798
	Phillips 66 Partners LP	3.750%	3/1/28	4,595	4,937
	Phillips 66 Partners LP	3.150%	12/15/29	4,375	4,529
	Pioneer Natural Resources Co.	1.900%	8/15/30	9,297	8,827
	Pioneer Natural Resources Co.	2.150%	1/15/31	6,172	5,960
	Plains All American Pipeline LP	3.550%	12/15/29	11,393	11,848
	Plains All American Pipeline LP	3.800%	9/15/30	4,510	4,748
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	10,622	11,955
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	12,851	14,108
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	16,958	19,163
	Schlumberger Investment SA	2.650%	6/26/30	11,670	11,955
	Shell International Finance BV	3.875%	11/13/28	5,060	5,664
	Shell International Finance BV	2.375%	11/7/29	12,841	13,137
	Shell International Finance BV	2.750%	4/6/30	15,100	15,795
	TC PipeLines LP	3.900%	5/25/27	4,670	5,121
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,875	2,399
	Tosco Corp.	8.125%	2/15/30	2,469	3,468
	TotalEnergies Capital International SA	3.455%	2/19/29	7,775	8,456
	TotalEnergies Capital International SA	2.829%	1/10/30	7,747	8,139
	TotalEnergies Capital SA	3.883%	10/11/28	8,219	9,180
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,472	11,695
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	14,371
	TransCanada PipeLines Ltd.	2.500%	10/12/31	8,160	8,115
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,905	4,280
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,469	11,039
	Valero Energy Corp.	2.150%	9/15/27	4,738	4,731
	Valero Energy Corp.	4.350%	6/1/28	8,675	9,566
	Valero Energy Corp.	4.000%	4/1/29	8,810	9,607
	Valero Energy Corp.	2.800%	12/1/31	4,000	3,989
	Valero Energy Partners LP	4.500%	3/15/28	4,815	5,338
	Williams Cos. Inc.	3.750%	6/15/27	13,116	14,171
	Williams Cos. Inc.	3.500%	11/15/30	9,475	10,120
[1]	Williams Cos. Inc.	7.500%	1/15/31	1,636	2,224
	Williams Cos. Inc.	2.600%	3/15/31	12,437	12,400
					1,027,958
Financials (11.8%)
[1]	Aegon NV	5.500%	4/11/48	5,695	6,530
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,736	13,437
	AerCap Ireland Capital DAC	4.625%	10/15/27	5,121	5,656
	AerCap Ireland Capital DAC	3.875%	1/23/28	6,785	7,218
	AerCap Ireland Capital DAC	3.000%	10/29/28	28,650	29,080
	AerCap Ireland Capital DAC	3.300%	1/30/32	10,000	10,198
	Affiliated Managers Group Inc.	3.300%	6/15/30	6,715	7,106
	Aflac Inc.	3.600%	4/1/30	9,589	10,573
	Air Lease Corp.	3.625%	4/1/27	4,238	4,461
	Air Lease Corp.	3.625%	12/1/27	6,227	6,586
	Air Lease Corp.	2.100%	9/1/28	8,260	7,988
	Air Lease Corp.	4.625%	10/1/28	2,874	3,174
85

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Lease Corp.	3.250%	10/1/29	6,432	6,600
[1]	Air Lease Corp.	3.000%	2/1/30	5,143	5,156
	Air Lease Corp.	3.125%	12/1/30	4,777	4,878
	Alleghany Corp.	3.625%	5/15/30	4,810	5,218
	Allstate Corp.	1.450%	12/15/30	4,222	3,998
	Ally Financial Inc.	2.200%	11/2/28	8,200	8,149
[1]	Ally Financial Inc.	8.000%	11/1/31	17,610	24,917
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,610	5,243
[3]	American Express Co.	3.300%	5/3/27	19,152	20,544
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,661
	American International Group Inc.	4.200%	4/1/28	3,670	4,106
	American International Group Inc.	4.250%	3/15/29	3,160	3,609
	American International Group Inc.	3.400%	6/30/30	16,589	17,986
[1]	American International Group Inc.	5.750%	4/1/48	5,160	5,805
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	2,525	2,444
[1]	Aon Corp.	8.205%	1/1/27	3,000	3,775
	Aon Corp.	4.500%	12/15/28	200	228
	Aon Corp.	3.750%	5/2/29	7,752	8,499
	Aon Corp.	2.800%	5/15/30	8,848	9,119
	Aon Corp.	2.600%	12/2/31	5,000	5,089
	Ares Capital Corp.	2.875%	6/15/28	7,201	7,183
	Ares Capital Corp.	3.200%	11/15/31	6,000	5,895
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,125	3,081
	Assurant Inc.	4.900%	3/27/28	3,600	4,117
	Assurant Inc.	3.700%	2/22/30	2,550	2,706
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,300	4,494
	Athene Holding Ltd.	4.125%	1/12/28	4,312	4,721
	Athene Holding Ltd.	6.150%	4/3/30	8,591	10,628
	Athene Holding Ltd.	3.500%	1/15/31	7,395	7,805
	AXA SA	8.600%	12/15/30	11,583	16,781
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,350	1,472
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,417	3,585
	AXIS Specialty Finance plc	4.000%	12/6/27	3,355	3,655
	Banco Santander SA	4.250%	4/11/27	11,063	12,162
	Banco Santander SA	3.800%	2/23/28	2,251	2,438
	Banco Santander SA	4.379%	4/12/28	5,300	5,936
	Banco Santander SA	3.306%	6/27/29	6,791	7,217
	Banco Santander SA	3.490%	5/28/30	16,955	17,950
	Banco Santander SA	2.749%	12/3/30	7,744	7,573
	Banco Santander SA	2.958%	3/25/31	7,785	7,940
[1]	Bank of America Corp.	4.250%	10/22/26	87	96
[1]	Bank of America Corp.	3.248%	10/21/27	20,364	21,710
[1]	Bank of America Corp.	3.824%	1/20/28	20,753	22,489
[1]	Bank of America Corp.	3.705%	4/24/28	16,875	18,324
[1]	Bank of America Corp.	3.593%	7/21/28	17,332	18,655
[1]	Bank of America Corp.	3.419%	12/20/28	50,416	53,878
[1]	Bank of America Corp.	3.970%	3/5/29	16,466	18,030
[1]	Bank of America Corp.	2.087%	6/14/29	15,505	15,415
[1]	Bank of America Corp.	4.271%	7/23/29	45,500	50,723
[1]	Bank of America Corp.	3.974%	2/7/30	19,680	21,706
[1]	Bank of America Corp.	3.194%	7/23/30	5,133	5,413
[1]	Bank of America Corp.	2.884%	10/22/30	9,075	9,366
[1]	Bank of America Corp.	2.496%	2/13/31	50,645	50,828
[1]	Bank of America Corp.	2.592%	4/29/31	17,943	18,117
[1]	Bank of America Corp.	1.898%	7/23/31	24,160	23,166
86

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America Corp.	1.922%	10/24/31	17,587	16,855
[1]	Bank of America Corp.	2.651%	3/11/32	18,888	19,130
	Bank of America Corp.	2.687%	4/22/32	50,920	51,722
	Bank of America Corp.	2.299%	7/21/32	41,815	41,064
	Bank of America Corp.	2.572%	10/20/32	18,265	18,353
	Bank of America Corp.	2.482%	9/21/36	18,517	17,922
[1]	Bank of Montreal	3.803%	12/15/32	10,290	11,019
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	11,009	11,873
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	10,269	11,149
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	3,205	3,460
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	495	491
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	10,503	11,310
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	1,545	1,509
	Bank of Nova Scotia	2.150%	8/1/31	5,255	5,211
	BankUnited Inc.	5.125%	6/11/30	4,400	5,004
	Barclays plc	4.337%	1/10/28	6,720	7,355
	Barclays plc	4.836%	5/9/28	19,328	21,247
[1]	Barclays plc	4.972%	5/16/29	14,033	16,058
[1]	Barclays plc	5.088%	6/20/30	9,000	10,187
	Barclays plc	2.645%	6/24/31	7,973	7,956
	Barclays plc	2.667%	3/10/32	3,662	3,632
	Barclays plc	2.894%	11/24/32	10,000	10,050
	Barclays plc	3.564%	9/23/35	16,166	16,553
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,138	6,090
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,004	3,837
	BlackRock Inc.	3.200%	3/15/27	2,944	3,179
	BlackRock Inc.	3.250%	4/30/29	9,533	10,379
	BlackRock Inc.	2.400%	4/30/30	7,820	8,033
	BlackRock Inc.	1.900%	1/28/31	4,751	4,684
[3]	Blackstone Private Credit Fund	3.250%	3/15/27	12,120	12,135
[3]	Blackstone Secured Lending Fund	2.850%	9/30/28	5,445	5,312
	Brighthouse Financial Inc.	5.625%	5/15/30	6,990	8,344
	Brookfield Finance Inc.	3.900%	1/25/28	6,450	7,081
	Brookfield Finance Inc.	4.850%	3/29/29	8,025	9,251
	Brookfield Finance Inc.	4.350%	4/15/30	8,612	9,707
	Brookfield Finance Inc.	2.724%	4/15/31	4,000	4,038
	Brown & Brown Inc.	4.500%	3/15/29	3,205	3,628
	Brown & Brown Inc.	2.375%	3/15/31	5,394	5,287
	Capital One Financial Corp.	3.750%	3/9/27	10,600	11,493
	Capital One Financial Corp.	3.650%	5/11/27	7,877	8,503
	Capital One Financial Corp.	1.878%	11/2/27	200	199
	Capital One Financial Corp.	3.800%	1/31/28	15,708	17,106
	Capital One Financial Corp.	2.359%	7/29/32	6,190	5,873
	Capital One Financial Corp.	2.618%	11/2/32	4,170	4,153
	Cboe Global Markets Inc.	3.650%	1/12/27	6,138	6,657
	Cboe Global Markets Inc.	1.625%	12/15/30	4,700	4,465
	Charles Schwab Corp.	3.450%	2/13/26	300	322
	Charles Schwab Corp.	3.200%	3/2/27	3,670	3,929
	Charles Schwab Corp.	3.300%	4/1/27	6,742	7,236
	Charles Schwab Corp.	3.200%	1/25/28	6,324	6,798
	Charles Schwab Corp.	2.000%	3/20/28	11,426	11,563
	Charles Schwab Corp.	4.000%	2/1/29	7,277	8,164
	Charles Schwab Corp.	3.250%	5/22/29	6,756	7,261
	Charles Schwab Corp.	2.750%	10/1/29	5,825	6,094
	Charles Schwab Corp.	4.625%	3/22/30	1,300	1,539
87

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	2.300%	5/13/31	15,404	15,555
	Chubb INA Holdings Inc.	1.375%	9/15/30	12,548	11,817
	CI Financial Corp.	3.200%	12/17/30	9,650	9,919
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	3,225	4,137
	Citigroup Inc.	4.450%	9/29/27	39,791	44,367
[1]	Citigroup Inc.	3.887%	1/10/28	34,416	37,317
	Citigroup Inc.	6.625%	1/15/28	875	1,093
[1]	Citigroup Inc.	3.668%	7/24/28	21,088	22,745
	Citigroup Inc.	4.125%	7/25/28	4,749	5,220
[1]	Citigroup Inc.	3.520%	10/27/28	23,161	24,835
[1]	Citigroup Inc.	4.075%	4/23/29	7,066	7,791
[1]	Citigroup Inc.	3.980%	3/20/30	26,697	29,450
[1]	Citigroup Inc.	2.976%	11/5/30	14,587	15,157
[1]	Citigroup Inc.	2.666%	1/29/31	17,250	17,515
[1]	Citigroup Inc.	4.412%	3/31/31	46,639	53,290
[1]	Citigroup Inc.	2.572%	6/3/31	23,434	23,628
	Citigroup Inc.	2.520%	11/3/32	10,000	10,003
	Citizens Financial Group Inc.	2.500%	2/6/30	4,694	4,719
	Citizens Financial Group Inc.	3.250%	4/30/30	6,109	6,475
	CME Group Inc.	3.750%	6/15/28	4,750	5,274
	CNA Financial Corp.	3.450%	8/15/27	4,083	4,399
	CNA Financial Corp.	3.900%	5/1/29	5,442	6,027
	CNA Financial Corp.	2.050%	8/15/30	2,625	2,545
	CNO Financial Group Inc.	5.250%	5/30/29	5,050	5,801
	Comerica Inc.	4.000%	2/1/29	700	783
[1]	Deutsche Bank AG	3.547%	9/18/31	14,255	15,030
	Deutsche Bank AG	3.035%	5/28/32	450	453
[1]	Discover Bank	4.650%	9/13/28	10,139	11,519
[1]	Discover Bank	2.700%	2/6/30	5,859	5,936
	Discover Financial Services	4.100%	2/9/27	11,372	12,381
	E*TRADE Financial Corp.	3.800%	8/24/27	4,641	5,040
	E*TRADE Financial Corp.	4.500%	6/20/28	3,285	3,700
	Eaton Vance Corp.	3.500%	4/6/27	3,470	3,719
	Enstar Group Ltd.	4.950%	6/1/29	11,380	12,716
	Enstar Group Ltd.	3.100%	9/1/31	306	300
	Equitable Holdings Inc.	7.000%	4/1/28	2,850	3,592
	Equitable Holdings Inc.	4.350%	4/20/28	9,330	10,453
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,184	6,899
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,700	6,387
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,000	4,120
	Fidelity National Financial Inc.	4.500%	8/15/28	4,937	5,584
	Fidelity National Financial Inc.	3.400%	6/15/30	5,765	6,098
	Fifth Third Bancorp	2.550%	5/5/27	4,241	4,385
	Fifth Third Bancorp	3.950%	3/14/28	7,006	7,736
[1]	Fifth Third Bank NA	2.250%	2/1/27	7,377	7,549
	First American Financial Corp.	4.000%	5/15/30	4,077	4,463
	First American Financial Corp.	2.400%	8/15/31	5,000	4,897
	Franklin Resources Inc.	1.600%	10/30/30	3,832	3,617
	FS KKR Capital Corp.	2.625%	1/15/27	3,264	3,230
	FS KKR Capital Corp.	3.125%	10/12/28	3,000	2,990
	GATX Corp.	3.850%	3/30/27	4,225	4,571
	GATX Corp.	3.500%	3/15/28	4,177	4,475
	GATX Corp.	4.550%	11/7/28	3,621	4,130
	GATX Corp.	4.700%	4/1/29	1,760	2,026
	GATX Corp.	4.000%	6/30/30	4,801	5,316
88

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Globe Life Inc.	4.550%	9/15/28	5,546	6,303
	Globe Life Inc.	2.150%	8/15/30	3,125	3,082
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,466	8,804
	Goldman Sachs Group Inc.	3.850%	1/26/27	18,577	20,001
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	24,958	26,936
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	25,133	27,355
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	25,797	28,667
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,500	1,525
	Goldman Sachs Group Inc.	3.800%	3/15/30	31,784	34,956
	Goldman Sachs Group Inc.	1.992%	1/27/32	20,237	19,369
	Goldman Sachs Group Inc.	2.615%	4/22/32	36,832	37,019
	Goldman Sachs Group Inc.	2.383%	7/21/32	24,970	24,588
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,450	24,612
	Golub Capital BDC Inc.	2.050%	2/15/27	1,150	1,108
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,958	2,950
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,610	6,852
	HSBC Holdings plc	1.589%	5/24/27	275	269
[1]	HSBC Holdings plc	4.041%	3/13/28	20,557	22,222
[1]	HSBC Holdings plc	2.013%	9/22/28	15,922	15,589
[1]	HSBC Holdings plc	4.583%	6/19/29	30,417	34,077
	HSBC Holdings plc	2.206%	8/17/29	10,843	10,636
	HSBC Holdings plc	4.950%	3/31/30	21,861	25,634
[1]	HSBC Holdings plc	3.973%	5/22/30	34,687	37,712
[1]	HSBC Holdings plc	2.848%	6/4/31	12,108	12,286
[1]	HSBC Holdings plc	2.357%	8/18/31	13,275	12,969
	HSBC Holdings plc	2.804%	5/24/32	15,463	15,539
	HSBC Holdings plc	2.871%	11/22/32	22,150	22,351
	Huntington Bancshares Inc.	2.550%	2/4/30	7,975	8,104
[3]	Huntington Bancshares Inc.	2.487%	8/15/36	3,974	3,807
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,900	6,392
	ING Groep NV	3.950%	3/29/27	6,634	7,272
	ING Groep NV	4.550%	10/2/28	9,140	10,487
	ING Groep NV	4.050%	4/9/29	6,485	7,242
	ING Groep NV	2.727%	4/1/32	2,577	2,626
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,881	4,134
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,138	4,579
	Intercontinental Exchange Inc.	2.100%	6/15/30	11,521	11,428
[3]	Jackson Financial Inc.	3.125%	11/23/31	3,398	3,428
	Jefferies Group LLC	4.850%	1/15/27	5,192	5,901
	Jefferies Group LLC	6.450%	6/8/27	1,050	1,284
	Jefferies Group LLC	4.150%	1/23/30	4,896	5,435
	Jefferies Group LLC	2.625%	10/15/31	5,998	5,923
	JPMorgan Chase & Co.	8.000%	4/29/27	5,797	7,505
	JPMorgan Chase & Co.	4.250%	10/1/27	9,702	10,866
	JPMorgan Chase & Co.	3.625%	12/1/27	3,728	4,019
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	26,798	29,032
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	18,575	19,990
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	13,808	13,902
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	12,299	13,190
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	27,707	30,611
	JPMorgan Chase & Co.	2.069%	6/1/29	11,671	11,574
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	21,981	24,549
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	29,439	33,409
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	22,048	24,050
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	28,024	28,754
89

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	23,349	27,030
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	18,925	19,144
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	25,832	26,733
	JPMorgan Chase & Co.	1.764%	11/19/31	13,142	12,467
	JPMorgan Chase & Co.	1.953%	2/4/32	33,383	32,145
	JPMorgan Chase & Co.	2.580%	4/22/32	40,499	41,004
	JPMorgan Chase & Co.	2.545%	11/8/32	21,915	22,063
	Kemper Corp.	2.400%	9/30/30	3,650	3,529
[1]	KeyBank NA	6.950%	2/1/28	500	633
[1]	KeyCorp	2.250%	4/6/27	7,140	7,260
[1]	KeyCorp	4.100%	4/30/28	5,800	6,498
[1]	KeyCorp	2.550%	10/1/29	5,963	6,103
	Lazard Group LLC	3.625%	3/1/27	2,495	2,677
	Lazard Group LLC	4.500%	9/19/28	4,417	5,046
	Lazard Group LLC	4.375%	3/11/29	5,676	6,420
	Lincoln National Corp.	3.800%	3/1/28	3,425	3,759
	Lincoln National Corp.	3.050%	1/15/30	4,848	5,058
	Lincoln National Corp.	3.400%	1/15/31	2,853	3,069
	Lloyds Banking Group plc	4.650%	3/24/26	103	113
	Lloyds Banking Group plc	3.750%	1/11/27	9,775	10,568
	Lloyds Banking Group plc	4.375%	3/22/28	13,659	15,359
	Lloyds Banking Group plc	4.550%	8/16/28	5,203	5,932
[1]	Lloyds Banking Group plc	3.574%	11/7/28	16,377	17,506
	Loews Corp.	3.200%	5/15/30	3,590	3,821
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	4,915	5,260
	Manulife Financial Corp.	2.484%	5/19/27	3,379	3,470
[1]	Manulife Financial Corp.	4.061%	2/24/32	6,048	6,516
	Markel Corp.	3.500%	11/1/27	3,265	3,503
	Markel Corp.	3.350%	9/17/29	2,500	2,701
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	13,536	15,459
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,285	6,277
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	2,000	2,019
	Mastercard Inc.	3.300%	3/26/27	10,231	11,064
	Mastercard Inc.	3.500%	2/26/28	6,330	6,933
	Mastercard Inc.	2.950%	6/1/29	10,453	11,183
	Mastercard Inc.	3.350%	3/26/30	12,621	13,879
	Mastercard Inc.	1.900%	3/15/31	1,450	1,449
	Mastercard Inc.	2.000%	11/18/31	5,964	5,943
	Mercury General Corp.	4.400%	3/15/27	3,160	3,486
	MetLife Inc.	4.550%	3/23/30	7,150	8,457
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	9,469	10,299
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	11,350	12,124
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	12,648	14,023
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,923	6,615
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	13,029	14,269
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	18,526	19,558
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	7,176	7,250
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,500	7,288
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	27,126	26,778
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,195	3,450
	Mizuho Financial Group Inc.	3.170%	9/11/27	11,876	12,534
	Mizuho Financial Group Inc.	4.018%	3/5/28	6,185	6,872
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	6,394	7,131
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,290	6,604
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,141	5,296
90

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,475	1,486
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	10,958	10,707
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,802	8,454
	Mizuho Financial Group Inc.	2.564%	9/13/31	7,109	6,938
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,598	1,564
	Morgan Stanley	3.625%	1/20/27	25,473	27,643
	Morgan Stanley	3.950%	4/23/27	19,069	20,970
[1]	Morgan Stanley	3.591%	7/22/28	24,512	26,441
[1]	Morgan Stanley	3.772%	1/24/29	27,901	30,380
[1]	Morgan Stanley	4.431%	1/23/30	24,709	28,137
[1]	Morgan Stanley	2.699%	1/22/31	34,908	35,758
[1]	Morgan Stanley	3.622%	4/1/31	28,665	31,269
[1]	Morgan Stanley	1.794%	2/13/32	14,405	13,650
[1]	Morgan Stanley	1.928%	4/28/32	16,910	16,157
[1]	Morgan Stanley	2.239%	7/21/32	30,712	30,090
[1]	Morgan Stanley	2.511%	10/20/32	20,335	20,315
	Morgan Stanley	2.484%	9/16/36	24,728	23,802
	Nasdaq Inc.	1.650%	1/15/31	1,499	1,395
[1]	NatWest Group plc	3.073%	5/22/28	8,513	8,871
[1]	NatWest Group plc	4.892%	5/18/29	15,418	17,637
[1]	NatWest Group plc	5.076%	1/27/30	14,786	17,154
[1]	NatWest Group plc	4.445%	5/8/30	9,115	10,256
[1]	NatWest Group plc	3.032%	11/28/35	4,722	4,655
	Nomura Holdings Inc.	2.172%	7/14/28	6,128	6,004
	Nomura Holdings Inc.	3.103%	1/16/30	17,480	18,016
	Nomura Holdings Inc.	2.679%	7/16/30	4,210	4,200
	Nomura Holdings Inc.	2.608%	7/14/31	3,240	3,194
	Northern Trust Corp.	3.650%	8/3/28	5,446	6,060
	Northern Trust Corp.	3.150%	5/3/29	7,448	8,016
	Northern Trust Corp.	1.950%	5/1/30	370	367
[1]	Northern Trust Corp.	3.375%	5/8/32	5,150	5,421
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	3,200	3,172
	ORIX Corp.	3.700%	7/18/27	4,000	4,348
	ORIX Corp.	2.250%	3/9/31	5,025	5,032
	Owl Rock Capital Corp.	2.625%	1/15/27	4,495	4,399
	Owl Rock Capital Corp.	2.875%	6/11/28	4,737	4,662
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	2,650	2,598
	PartnerRe Finance B LLC	3.700%	7/2/29	4,815	5,287
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,975
[1]	PNC Bank NA	3.100%	10/25/27	6,485	6,943
[1]	PNC Bank NA	3.250%	1/22/28	4,025	4,321
[1]	PNC Bank NA	4.050%	7/26/28	12,268	13,770
[1]	PNC Bank NA	2.700%	10/22/29	11,388	11,755
	PNC Financial Services Group Inc.	3.150%	5/19/27	9,703	10,444
	PNC Financial Services Group Inc.	3.450%	4/23/29	17,325	18,856
	PNC Financial Services Group Inc.	2.550%	1/22/30	18,654	19,236
	Primerica Inc.	2.800%	11/19/31	5,000	5,057
	Principal Financial Group Inc.	3.700%	5/15/29	3,296	3,640
	Principal Financial Group Inc.	2.125%	6/15/30	4,400	4,351
	Progressive Corp.	2.450%	1/15/27	6,115	6,363
	Progressive Corp.	3.200%	3/26/30	8,912	9,648
[1]	Prudential Financial Inc.	3.878%	3/27/28	1,946	2,163
[1]	Prudential Financial Inc.	2.100%	3/10/30	2,070	2,080
[1]	Prudential Financial Inc.	4.500%	9/15/47	6,413	6,703
[1]	Prudential Financial Inc.	5.700%	9/15/48	5,492	6,179
91

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Prudential Financial Inc.	3.700%	10/1/50	9,411	9,521
	Prudential plc	3.125%	4/14/30	6,061	6,468
	Raymond James Financial Inc.	4.650%	4/1/30	9,872	11,439
	Regions Financial Corp.	1.800%	8/12/28	5,460	5,346
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,209	6,813
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	5,340
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,000	2,147
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,300	1,411
[1]	Royal Bank of Canada	2.300%	11/3/31	12,329	12,379
	Santander Holdings USA Inc.	4.400%	7/13/27	13,024	14,312
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	7,200	7,725
	Santander UK Group Holdings plc	2.896%	3/15/32	7,800	7,882
[1]	State Street Corp.	4.141%	12/3/29	5,070	5,758
	State Street Corp.	2.400%	1/24/30	11,839	12,188
	State Street Corp.	2.200%	3/3/31	6,764	6,742
	State Street Corp.	3.152%	3/30/31	1,200	1,298
[1]	State Street Corp.	3.031%	11/1/34	4,550	4,719
	Stewart Information Services Corp.	3.600%	11/15/31	2,000	2,026
	Stifel Financial Corp.	4.000%	5/15/30	3,606	3,971
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	15,541	16,676
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,396	12,229
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	5,349	5,791
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,595	8,413
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	6,225	6,107
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,715	3,072
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	17,466	18,239
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,384	5,600
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,175	9,391
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	21,125	21,622
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,984	10,729
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	10,271	9,875
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,360	4,108
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	8,028	7,864
	SVB Financial Group	2.100%	5/15/28	3,000	3,003
	SVB Financial Group	3.125%	6/5/30	5,049	5,301
	SVB Financial Group	1.800%	2/2/31	3,257	3,086
	Synchrony Financial	3.950%	12/1/27	5,869	6,310
	Synchrony Financial	5.150%	3/19/29	5,908	6,795
[1]	Toronto-Dominion Bank	2.000%	9/10/31	5,427	5,348
[1]	Truist Bank	2.250%	3/11/30	17,215	17,184
[1]	Truist Financial Corp.	1.125%	8/3/27	9,698	9,386
[1]	Truist Financial Corp.	3.875%	3/19/29	6,068	6,688
[1]	Truist Financial Corp.	1.950%	6/5/30	8,600	8,493
	Unum Group	4.000%	6/15/29	2,000	2,211
[1]	US Bancorp	3.150%	4/27/27	13,771	14,769
[1]	US Bancorp	3.900%	4/26/28	4,411	4,954
[1]	US Bancorp	3.000%	7/30/29	7,280	7,685
[1]	US Bancorp	1.375%	7/22/30	7,503	7,068
	US Bancorp	2.491%	11/3/36	10,545	10,515
	Visa Inc.	1.900%	4/15/27	14,099	14,329
	Visa Inc.	0.750%	8/15/27	2,179	2,097
	Visa Inc.	2.750%	9/15/27	7,925	8,381
	Visa Inc.	2.050%	4/15/30	10,275	10,387
	Visa Inc.	1.100%	2/15/31	8,775	8,193
[1]	Voya Financial Inc.	4.700%	1/23/48	4,180	4,225
92

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,828
[1]	Wells Fargo & Co.	4.300%	7/22/27	13,863	15,496
[1]	Wells Fargo & Co.	3.584%	5/22/28	20,742	22,305
[1]	Wells Fargo & Co.	2.393%	6/2/28	15,019	15,268
[1]	Wells Fargo & Co.	4.150%	1/24/29	14,573	16,294
[1]	Wells Fargo & Co.	2.879%	10/30/30	32,147	33,422
[1]	Wells Fargo & Co.	2.572%	2/11/31	22,781	23,253
[1]	Wells Fargo & Co.	4.478%	4/4/31	40,424	46,872
	Western Union Co.	2.750%	3/15/31	3,000	2,971
	Westpac Banking Corp.	1.150%	6/3/26	83	82
	Westpac Banking Corp.	3.350%	3/8/27	5,979	6,456
	Westpac Banking Corp.	3.400%	1/25/28	2,611	2,843
	Westpac Banking Corp.	1.953%	11/20/28	11,000	10,958
	Westpac Banking Corp.	2.650%	1/16/30	2,970	3,093
	Westpac Banking Corp.	4.110%	7/24/34	13,747	14,829
	Westpac Banking Corp.	2.668%	11/15/35	14,285	13,927
	Westpac Banking Corp.	3.020%	11/18/36	10,335	10,223
	Willis North America Inc.	4.500%	9/15/28	4,519	5,055
	Willis North America Inc.	2.950%	9/15/29	4,277	4,390
	Wintrust Financial Corp.	4.850%	6/6/29	2,000	2,164
	Zions Bancorp NA	3.250%	10/29/29	4,227	4,370
					4,496,138
Health Care (3.5%)
	Abbott Laboratories	1.150%	1/30/28	8,075	7,851
	Abbott Laboratories	1.400%	6/30/30	4,300	4,149
	AbbVie Inc.	4.250%	11/14/28	14,219	16,060
	AbbVie Inc.	3.200%	11/21/29	48,220	51,622
	Adventist Health System	2.952%	3/1/29	2,249	2,352
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,900
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,610	1,611
	Agilent Technologies Inc.	2.750%	9/15/29	4,925	5,092
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	4,235
	Agilent Technologies Inc.	2.300%	3/12/31	6,800	6,732
	AmerisourceBergen Corp.	3.450%	12/15/27	5,483	5,907
	AmerisourceBergen Corp.	2.800%	5/15/30	3,493	3,591
	AmerisourceBergen Corp.	2.700%	3/15/31	10,774	10,899
	Amgen Inc.	2.200%	2/21/27	13,945	14,268
	Amgen Inc.	3.200%	11/2/27	7,691	8,277
	Amgen Inc.	1.650%	8/15/28	6,250	6,126
	Amgen Inc.	2.450%	2/21/30	11,975	12,188
	Amgen Inc.	2.300%	2/25/31	8,908	8,947
	Amgen Inc.	2.000%	1/15/32	4,000	3,868
	Anthem Inc.	3.650%	12/1/27	18,322	20,110
	Anthem Inc.	4.101%	3/1/28	581	647
	Anthem Inc.	2.875%	9/15/29	9,291	9,718
	Anthem Inc.	2.250%	5/15/30	15,682	15,648
	Anthem Inc.	2.550%	3/15/31	10,969	11,220
[1]	Ascension Health	2.532%	11/15/29	7,505	7,819
	AstraZeneca Finance LLC	1.750%	5/28/28	9,639	9,577
	AstraZeneca Finance LLC	2.250%	5/28/31	10,829	10,945
	AstraZeneca plc	3.125%	6/12/27	6,760	7,249
	AstraZeneca plc	4.000%	1/17/29	11,471	12,932
	AstraZeneca plc	1.375%	8/6/30	13,291	12,545
	Banner Health	2.338%	1/1/30	2,725	2,759
	Banner Health	1.897%	1/1/31	2,250	2,180
93

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Baxter International Inc.	1.915%	2/1/27	10,300	10,340
[3]	Baxter International Inc.	2.272%	12/1/28	11,000	11,088
	Baxter International Inc.	3.950%	4/1/30	4,480	4,999
[3]	Baxter International Inc.	2.539%	2/1/32	5,000	5,051
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	1,000	965
	Becton Dickinson & Co.	3.700%	6/6/27	22,675	24,725
	Becton Dickinson & Co.	2.823%	5/20/30	1,799	1,863
	Becton Dickinson & Co.	1.957%	2/11/31	6,825	6,578
	Biogen Inc.	2.250%	5/1/30	14,295	14,087
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,514	3,811
	Boston Scientific Corp.	4.000%	3/1/29	14,571	16,182
	Boston Scientific Corp.	2.650%	6/1/30	7,585	7,727
	Bristol-Myers Squibb Co.	1.125%	11/13/27	5,035	4,904
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,428	4,842
	Bristol-Myers Squibb Co.	3.900%	2/20/28	15,669	17,472
	Bristol-Myers Squibb Co.	3.400%	7/26/29	32,301	35,331
	Bristol-Myers Squibb Co.	1.450%	11/13/30	18,125	17,258
	Cardinal Health Inc.	3.410%	6/15/27	2,725	2,925
[1]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,998
[1]	CHRISTUS Health	4.341%	7/1/28	3,085	3,478
[1]	Cigna Corp.	3.400%	3/1/27	10,627	11,435
[1]	Cigna Corp.	3.050%	10/15/27	3,947	4,193
	Cigna Corp.	4.375%	10/15/28	16,914	19,228
	Cigna Corp.	2.400%	3/15/30	17,255	17,374
	Cigna Corp.	2.375%	3/15/31	22,740	22,834
	CommonSpirit Health	3.347%	10/1/29	8,167	8,682
	CommonSpirit Health	2.782%	10/1/30	2,450	2,512
	CVS Health Corp.	3.625%	4/1/27	4,416	4,791
	CVS Health Corp.	6.250%	6/1/27	1,390	1,681
	CVS Health Corp.	1.300%	8/21/27	17,551	17,035
	CVS Health Corp.	4.300%	3/25/28	22,400	25,154
	CVS Health Corp.	3.250%	8/15/29	31,057	33,110
	CVS Health Corp.	3.750%	4/1/30	12,514	13,742
	CVS Health Corp.	1.750%	8/21/30	13,835	13,204
	CVS Health Corp.	1.875%	2/28/31	12,536	12,029
	CVS Health Corp.	2.125%	9/15/31	10,000	9,802
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,434	6,793
	DH Europe Finance II Sarl	2.600%	11/15/29	4,373	4,514
	Edwards Lifesciences Corp.	4.300%	6/15/28	5,019	5,644
	Eli Lilly & Co.	3.375%	3/15/29	3,861	4,236
	Gilead Sciences Inc.	2.950%	3/1/27	3,657	3,852
	Gilead Sciences Inc.	1.200%	10/1/27	4,090	3,953
	Gilead Sciences Inc.	1.650%	10/1/30	4,474	4,290
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	11,784	13,170
	GlaxoSmithKline Capital plc	3.375%	6/1/29	7,110	7,747
	HCA Inc.	4.500%	2/15/27	5,157	5,691
	HCA Inc.	4.125%	6/15/29	17,014	18,760
	HCA Inc.	2.375%	7/15/31	8,250	8,118
	Humana Inc.	3.950%	3/15/27	3,927	4,294
	Humana Inc.	3.125%	8/15/29	4,431	4,636
	Humana Inc.	4.875%	4/1/30	2,820	3,308
	Humana Inc.	2.150%	2/3/32	2,000	1,937
	Illumina Inc.	2.550%	3/23/31	4,275	4,282
	Johnson & Johnson	2.950%	3/3/27	8,467	9,061
	Johnson & Johnson	0.950%	9/1/27	14,230	13,920
94

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.900%	1/15/28	11,580	12,351
	Johnson & Johnson	6.950%	9/1/29	1,925	2,635
	Johnson & Johnson	1.300%	9/1/30	11,198	10,782
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,248	4,529
	Laboratory Corp. of America Holdings	3.600%	9/1/27	3,985	4,317
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,745	7,018
	Laboratory Corp. of America Holdings	2.700%	6/1/31	4,000	4,077
	Medtronic Global Holdings SCA	3.350%	4/1/27	2,950	3,185
	Merck & Co. Inc.	1.700%	6/10/27	11,300	11,375
	Merck & Co. Inc.	1.900%	12/10/28	4,300	4,319
	Merck & Co. Inc.	3.400%	3/7/29	16,203	17,667
	Merck & Co. Inc.	1.450%	6/24/30	8,350	7,987
	Merck & Co. Inc.	2.150%	12/10/31	10,200	10,231
[1]	Mercy Health	4.302%	7/1/28	2,490	2,799
	Mylan Inc.	4.550%	4/15/28	4,062	4,550
	Novartis Capital Corp.	2.000%	2/14/27	8,581	8,740
	Novartis Capital Corp.	3.100%	5/17/27	9,856	10,542
	Novartis Capital Corp.	2.200%	8/14/30	3,650	3,706
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,935
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,534
	PerkinElmer Inc.	1.900%	9/15/28	3,998	3,930
	PerkinElmer Inc.	3.300%	9/15/29	10,571	11,253
	PerkinElmer Inc.	2.550%	3/15/31	1,400	1,412
	PerkinElmer Inc.	2.250%	9/15/31	4,345	4,232
	Pfizer Inc.	3.600%	9/15/28	3,132	3,482
	Pfizer Inc.	3.450%	3/15/29	10,929	12,052
	Pfizer Inc.	2.625%	4/1/30	10,525	11,059
	Pfizer Inc.	1.700%	5/28/30	10,400	10,173
	Pfizer Inc.	1.750%	8/18/31	16,274	15,917
	Pharmacia LLC	6.600%	12/1/28	5,196	6,745
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,000	971
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	2,991	3,087
	Quest Diagnostics Inc.	4.200%	6/30/29	4,300	4,859
	Quest Diagnostics Inc.	2.950%	6/30/30	4,775	4,978
	Quest Diagnostics Inc.	2.800%	6/30/31	1,808	1,867
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	12,449	11,781
	Royalty Pharma plc	1.750%	9/2/27	4,991	4,908
	Royalty Pharma plc	2.200%	9/2/30	9,716	9,409
	Royalty Pharma plc	2.150%	9/2/31	4,461	4,256
[1]	Rush Obligated Group	3.922%	11/15/29	3,000	3,354
	Sanofi	3.625%	6/19/28	7,025	7,905
	Smith & Nephew plc	2.032%	10/14/30	7,908	7,639
[1]	SSM Health Care Corp.	3.823%	6/1/27	4,269	4,686
[1]	Stanford Health Care	3.310%	8/15/30	2,687	2,920
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	4,850	4,907
	Stryker Corp.	3.650%	3/7/28	5,352	5,820
	Stryker Corp.	1.950%	6/15/30	6,476	6,330
[1]	Sutter Health	3.695%	8/15/28	3,125	3,441
[1]	Sutter Health	2.294%	8/15/30	6,025	6,024
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	14,923	17,533
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	22,620	22,052
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,500	8,446
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	2,639	2,738
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	15,915	15,688
[1]	Toledo Hospital	5.325%	11/15/28	2,800	3,147
95

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.450%	1/15/27	4,689	5,110
	UnitedHealth Group Inc.	3.375%	4/15/27	4,165	4,521
	UnitedHealth Group Inc.	2.950%	10/15/27	6,465	6,911
	UnitedHealth Group Inc.	3.850%	6/15/28	2,422	2,702
	UnitedHealth Group Inc.	3.875%	12/15/28	7,940	8,909
	UnitedHealth Group Inc.	2.875%	8/15/29	7,730	8,182
	UnitedHealth Group Inc.	2.000%	5/15/30	7,609	7,553
	UnitedHealth Group Inc.	2.300%	5/15/31	19,698	20,013
[3]	Universal Health Services Inc.	2.650%	10/15/30	8,005	7,947
	Viatris Inc.	2.300%	6/22/27	9,678	9,764
	Viatris Inc.	2.700%	6/22/30	16,550	16,612
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	12,000	12,073
	Zoetis Inc.	3.000%	9/12/27	7,904	8,358
	Zoetis Inc.	3.900%	8/20/28	6,922	7,697
	Zoetis Inc.	2.000%	5/15/30	3,524	3,473
					1,355,765
Industrials (2.8%)
	3M Co.	2.875%	10/15/27	8,200	8,742
[1]	3M Co.	3.625%	9/14/28	6,235	6,934
[1]	3M Co.	3.375%	3/1/29	6,850	7,474
	3M Co.	2.375%	8/26/29	10,022	10,283
	3M Co.	3.050%	4/15/30	3,790	4,065
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	4,456
	Allegion plc	3.500%	10/1/29	3,550	3,778
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,393
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,558	1,579
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,822	3,831
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,340	3,335
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	742	770
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,458	4,526
	Amphenol Corp.	4.350%	6/1/29	2,100	2,386
	Amphenol Corp.	2.800%	2/15/30	10,303	10,653
	Amphenol Corp.	2.200%	9/15/31	2,860	2,803
[1]	BNSF Funding Trust I	6.613%	12/15/55	100	113
	Boeing Co.	2.700%	2/1/27	7,700	7,850
	Boeing Co.	2.800%	3/1/27	3,837	3,912
	Boeing Co.	5.040%	5/1/27	17,821	20,126
	Boeing Co.	3.250%	2/1/28	8,041	8,385
	Boeing Co.	3.250%	3/1/28	4,317	4,463
	Boeing Co.	3.450%	11/1/28	7,031	7,380
	Boeing Co.	3.200%	3/1/29	8,023	8,295
	Boeing Co.	2.950%	2/1/30	6,976	7,064
	Boeing Co.	5.150%	5/1/30	38,205	44,576
	Boeing Co.	3.625%	2/1/31	10,158	10,838
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,203	7,805
	Canadian National Railway Co.	6.900%	7/15/28	3,290	4,287
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,620	5,153
	Canadian Pacific Railway Co.	2.050%	3/5/30	4,925	4,867
	Canadian Pacific Railway Co.	2.450%	12/2/31	15,000	15,267
	Carrier Global Corp.	2.493%	2/15/27	16,505	16,944
96

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	2.722%	2/15/30	23,340	23,845
	Carrier Global Corp.	2.700%	2/15/31	6,371	6,482
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,775	4,636
	Caterpillar Inc.	2.600%	9/19/29	4,177	4,377
	Caterpillar Inc.	2.600%	4/9/30	10,522	10,982
	Caterpillar Inc.	1.900%	3/12/31	2,555	2,539
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,750	6,467
[1]	CNH Industrial NV	3.850%	11/15/27	5,025	5,484
	CSX Corp.	3.250%	6/1/27	10,295	11,048
	CSX Corp.	3.800%	3/1/28	5,139	5,648
	CSX Corp.	4.250%	3/15/29	8,873	10,027
	Cummins Inc.	1.500%	9/1/30	4,960	4,701
	Deere & Co.	5.375%	10/16/29	1,758	2,181
	Deere & Co.	3.100%	4/15/30	6,631	7,145
[3]	Delta Air Lines Inc.	4.750%	10/20/28	11,000	12,032
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,372	6,249
	Dover Corp.	2.950%	11/4/29	1,750	1,848
	Eaton Corp.	3.103%	9/15/27	3,700	3,956
	Emerson Electric Co.	1.800%	10/15/27	6,200	6,223
	Emerson Electric Co.	1.950%	10/15/30	2,445	2,410
	FedEx Corp.	3.400%	2/15/28	5,196	5,611
	FedEx Corp.	4.200%	10/17/28	2,155	2,433
	FedEx Corp.	3.100%	8/5/29	9,824	10,387
	FedEx Corp.	4.250%	5/15/30	6,751	7,679
	FedEx Corp.	2.400%	5/15/31	6,310	6,325
	Flowserve Corp.	3.500%	10/1/30	4,510	4,673
	General Dynamics Corp.	3.500%	4/1/27	5,586	6,085
	General Dynamics Corp.	2.625%	11/15/27	5,985	6,267
	General Dynamics Corp.	3.750%	5/15/28	6,203	6,868
	General Dynamics Corp.	3.625%	4/1/30	8,953	9,961
	Honeywell International Inc.	1.100%	3/1/27	5,600	5,463
	Honeywell International Inc.	2.700%	8/15/29	5,905	6,187
	Honeywell International Inc.	1.950%	6/1/30	10,316	10,265
	Honeywell International Inc.	1.750%	9/1/31	3,390	3,300
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,009	5,313
[3]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	4,254	4,167
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	5,250	5,852
	IDEX Corp.	3.000%	5/1/30	4,336	4,515
[1]	John Deere Capital Corp.	1.750%	3/9/27	5,537	5,579
[1]	John Deere Capital Corp.	2.800%	9/8/27	5,681	6,049
[1]	John Deere Capital Corp.	3.050%	1/6/28	3,882	4,160
[1]	John Deere Capital Corp.	3.450%	3/7/29	6,666	7,343
[1]	John Deere Capital Corp.	2.800%	7/18/29	4,614	4,866
[1]	John Deere Capital Corp.	2.450%	1/9/30	7,165	7,384
	John Deere Capital Corp.	1.450%	1/15/31	3,706	3,528
	Johnson Controls International plc	1.750%	9/15/30	2,325	2,230
	Johnson Controls International plc	2.000%	9/16/31	3,029	2,926
	Kansas City Southern	2.875%	11/15/29	4,865	5,049
	Kennametal Inc.	4.625%	6/15/28	1,989	2,234
	Kennametal Inc.	2.800%	3/1/31	200	199
	Keysight Technologies Inc.	4.600%	4/6/27	5,625	6,347
	Keysight Technologies Inc.	3.000%	10/30/29	4,790	4,986
	Kirby Corp.	4.200%	3/1/28	5,070	5,468
	L3Harris Technologies Inc.	4.400%	6/15/28	3,693	4,158
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	13,383	15,030
97

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	L3Harris Technologies Inc.	2.900%	12/15/29	3,707	3,830
	L3Harris Technologies Inc.	1.800%	1/15/31	5,300	5,056
	Lennox International Inc.	1.700%	8/1/27	2,910	2,863
	Lockheed Martin Corp.	1.850%	6/15/30	7,272	7,157
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,000	2,138
	Norfolk Southern Corp.	3.150%	6/1/27	3,743	3,980
	Norfolk Southern Corp.	3.800%	8/1/28	5,123	5,656
	Norfolk Southern Corp.	2.550%	11/1/29	4,000	4,113
	Norfolk Southern Corp.	2.300%	5/15/31	955	961
	Northrop Grumman Corp.	3.250%	1/15/28	20,116	21,509
	Northrop Grumman Corp.	4.400%	5/1/30	15,629	18,055
	nVent Finance Sarl	4.550%	4/15/28	4,174	4,634
	nVent Finance Sarl	2.750%	11/15/31	875	871
	Oshkosh Corp.	4.600%	5/15/28	3,100	3,495
	Oshkosh Corp.	3.100%	3/1/30	2,050	2,128
	Otis Worldwide Corp.	2.293%	4/5/27	4,504	4,593
	Otis Worldwide Corp.	2.565%	2/15/30	14,265	14,466
	Parker-Hannifin Corp.	3.250%	3/1/27	6,578	7,039
	Parker-Hannifin Corp.	3.250%	6/14/29	9,650	10,221
	Raytheon Technologies Corp.	3.500%	3/15/27	8,100	8,735
	Raytheon Technologies Corp.	3.125%	5/4/27	18,520	19,725
	Raytheon Technologies Corp.	4.125%	11/16/28	23,909	26,756
	Raytheon Technologies Corp.	2.250%	7/1/30	7,417	7,397
	Raytheon Technologies Corp.	1.900%	9/1/31	8,406	8,107
	Republic Services Inc.	3.375%	11/15/27	8,533	9,180
	Republic Services Inc.	3.950%	5/15/28	1,036	1,149
	Republic Services Inc.	2.300%	3/1/30	11,218	11,238
	Rockwell Automation Inc.	3.500%	3/1/29	4,655	5,109
	Rockwell Automation Inc.	1.750%	8/15/31	1,200	1,170
	Southwest Airlines Co.	3.000%	11/15/26	1,454	1,525
	Southwest Airlines Co.	5.125%	6/15/27	14,640	16,757
	Southwest Airlines Co.	3.450%	11/16/27	2,440	2,609
	Southwest Airlines Co.	2.625%	2/10/30	5,500	5,499
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,132	1,172
	Teledyne Technologies Inc.	2.250%	4/1/28	6,365	6,389
	Teledyne Technologies Inc.	2.750%	4/1/31	11,106	11,287
	Textron Inc.	3.650%	3/15/27	5,384	5,785
	Textron Inc.	3.375%	3/1/28	1,387	1,466
	Textron Inc.	3.900%	9/17/29	1,998	2,193
	Textron Inc.	3.000%	6/1/30	5,550	5,750
	Timken Co.	4.500%	12/15/28	2,985	3,332
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,400	3,712
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	4,980	5,441
	Trimble Inc.	4.900%	6/15/28	5,242	5,972
	Tyco Electronics Group SA	3.125%	8/15/27	6,032	6,439
	Union Pacific Corp.	2.150%	2/5/27	5,587	5,740
	Union Pacific Corp.	3.000%	4/15/27	3,792	4,029
	Union Pacific Corp.	3.950%	9/10/28	8,817	9,897
	Union Pacific Corp.	3.700%	3/1/29	5,375	5,955
	Union Pacific Corp.	2.400%	2/5/30	4,252	4,346
	Union Pacific Corp.	2.375%	5/20/31	3,200	3,268
	Union Pacific Corp.	2.891%	4/6/36	5,000	5,233
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,367	2,380
[1]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	650	633
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	27,822	30,411
98

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	1,468	1,515
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,446	2,506
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,839	2,879
	United Parcel Service Inc.	3.050%	11/15/27	6,703	7,227
	United Parcel Service Inc.	3.400%	3/15/29	8,318	9,093
	United Parcel Service Inc.	2.500%	9/1/29	3,927	4,069
	United Parcel Service Inc.	4.450%	4/1/30	5,734	6,753
	United Parcel Service of America Inc.	7.620%	4/1/30	550	766
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	260	273
[3]	Vontier Corp.	2.400%	4/1/28	4,962	4,836
[3]	Vontier Corp.	2.950%	4/1/31	2,395	2,359
	Waste Connections Inc.	3.500%	5/1/29	4,700	5,088
	Waste Connections Inc.	2.600%	2/1/30	6,095	6,209
	Waste Management Inc.	3.150%	11/15/27	7,174	7,667
	Waste Management Inc.	1.150%	3/15/28	2,425	2,312
	Waste Management Inc.	2.000%	6/1/29	2,460	2,446
	Waste Management Inc.	1.500%	3/15/31	12,350	11,629
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	5,087	5,782
	Xylem Inc.	1.950%	1/30/28	5,418	5,380
	Xylem Inc.	2.250%	1/30/31	1,750	1,733
					1,062,573
Materials (1.1%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,227	5,313
	Air Products and Chemicals Inc.	2.050%	5/15/30	7,643	7,689
	Amcor Finance USA Inc.	4.500%	5/15/28	3,100	3,522
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,809
	Amcor Flexibles North America Inc.	2.630%	6/19/30	4,675	4,730
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,499	4,552
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	5,550	5,497
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,125	6,159
	ArcelorMittal SA	4.250%	7/16/29	4,223	4,629
	Berry Global Inc.	1.650%	1/15/27	5,557	5,414
	Cabot Corp.	4.000%	7/1/29	2,900	3,146
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	5,603
	Carlisle Cos. Inc.	2.750%	3/1/30	6,920	7,070
	Celanese US Holdings LLC	1.400%	8/5/26	3,400	3,317
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	4,195	4,458
	Dow Chemical Co.	4.800%	11/30/28	4,932	5,754
	Dow Chemical Co.	7.375%	11/1/29	894	1,201
	Dow Chemical Co.	2.100%	11/15/30	8,580	8,439
	DuPont de Nemours Inc.	4.725%	11/15/28	14,378	16,666
	Eastman Chemical Co.	4.500%	12/1/28	875	994
	Ecolab Inc.	3.250%	12/1/27	2,216	2,402
	Ecolab Inc.	4.800%	3/24/30	8,505	10,205
	Ecolab Inc.	1.300%	1/30/31	4,900	4,584
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	5,026
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	5,802	6,510
	FMC Corp.	3.450%	10/1/29	5,290	5,636
[3]	Georgia-Pacific LLC	2.100%	4/30/27	2,000	2,027
	Georgia-Pacific LLC	7.750%	11/15/29	3,965	5,548
[3]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	3,014
	Huntsman International LLC	4.500%	5/1/29	6,523	7,244
	Huntsman International LLC	2.950%	6/15/31	3,500	3,557
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,980	3,376
	Kinross Gold Corp.	4.500%	7/15/27	5,992	6,699
99

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Linde Inc.	1.100%	8/10/30	5,875	5,486
	LYB International Finance III LLC	2.250%	10/1/30	4,575	4,553
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,725	3,988
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,222	3,470
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,363	5,400
	Martin Marietta Materials Inc.	2.400%	7/15/31	4,924	4,892
	Mosaic Co.	4.050%	11/15/27	6,649	7,329
	NewMarket Corp.	2.700%	3/18/31	4,000	3,988
	Newmont Corp.	2.800%	10/1/29	5,533	5,689
	Newmont Corp.	2.250%	10/1/30	8,575	8,462
	Nucor Corp.	3.950%	5/1/28	5,043	5,568
	Nucor Corp.	2.700%	6/1/30	4,725	4,865
	Nutrien Ltd.	4.000%	12/15/26	1,513	1,659
	Nutrien Ltd.	4.200%	4/1/29	3,576	4,032
	Nutrien Ltd.	2.950%	5/13/30	5,675	5,986
	Packaging Corp. of America	3.400%	12/15/27	3,870	4,172
	Packaging Corp. of America	3.000%	12/15/29	3,822	3,998
	PPG Industries Inc.	3.750%	3/15/28	1,850	2,054
	PPG Industries Inc.	2.800%	8/15/29	927	970
	PPG Industries Inc.	2.550%	6/15/30	5,200	5,302
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,901
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,594	2,081
	Rohm & Haas Co.	7.850%	7/15/29	6,356	8,621
	RPM International Inc.	3.750%	3/15/27	3,700	4,032
	RPM International Inc.	4.550%	3/1/29	4,657	5,283
	Sherwin-Williams Co.	3.450%	6/1/27	12,392	13,429
	Sherwin-Williams Co.	2.950%	8/15/29	8,400	8,849
	Sherwin-Williams Co.	2.300%	5/15/30	2,485	2,489
	Sonoco Products Co.	3.125%	5/1/30	5,051	5,280
	Steel Dynamics Inc.	1.650%	10/15/27	1,976	1,937
	Steel Dynamics Inc.	3.450%	4/15/30	6,284	6,714
	Steel Dynamics Inc.	3.250%	1/15/31	9,034	9,530
	Suzano Austria GmbH	6.000%	1/15/29	17,582	20,349
	Suzano Austria GmbH	5.000%	1/15/30	9,908	10,886
	Suzano Austria GmbH	3.750%	1/15/31	6,800	6,917
	Teck Resources Ltd.	3.900%	7/15/30	5,200	5,595
	Vale Overseas Ltd.	3.750%	7/8/30	12,621	13,083
	Vulcan Materials Co.	3.900%	4/1/27	2,370	2,595
	Vulcan Materials Co.	3.500%	6/1/30	4,799	5,173
	Westlake Chemical Corp.	3.375%	6/15/30	2,265	2,404
	WestRock MWV LLC	8.200%	1/15/30	3,500	4,829
	WRKCo Inc.	3.375%	9/15/27	8,886	9,447
	WRKCo Inc.	4.000%	3/15/28	4,203	4,639
	WRKCo Inc.	3.900%	6/1/28	4,607	5,050
	WRKCo Inc.	4.900%	3/15/29	5,818	6,771
					434,537
Real Estate (2.9%)
	Agree LP	2.000%	6/15/28	4,884	4,800
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	150	163
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	925	1,015
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,675	6,287
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,526	1,754
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,343	5,529
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	617	723
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	13,616	16,345
100

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	438	474
	American Assets Trust LP	3.375%	2/1/31	4,397	4,505
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	1,848	1,977
	American Campus Communities Operating Partnership LP	2.250%	1/15/29	2,990	2,958
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,081	4,172
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	1,125	1,245
	American Homes 4 Rent LP	4.250%	2/15/28	5,025	5,571
	American Homes 4 Rent LP	4.900%	2/15/29	3,235	3,747
	American Homes 4 Rent LP	2.375%	7/15/31	3,103	3,050
	American Tower Corp.	2.750%	1/15/27	1,450	1,496
	American Tower Corp.	3.125%	1/15/27	4,784	5,012
	American Tower Corp.	3.550%	7/15/27	6,547	7,008
	American Tower Corp.	3.600%	1/15/28	7,785	8,360
	American Tower Corp.	1.500%	1/31/28	3,339	3,198
	American Tower Corp.	3.950%	3/15/29	5,084	5,551
	American Tower Corp.	3.800%	8/15/29	13,792	15,016
	American Tower Corp.	2.900%	1/15/30	9,156	9,393
	American Tower Corp.	2.100%	6/15/30	6,461	6,235
	American Tower Corp.	1.875%	10/15/30	6,642	6,282
	American Tower Corp.	2.700%	4/15/31	6,923	6,973
	American Tower Corp.	2.300%	9/15/31	5,827	5,665
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	4,060	4,363
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	1,985	2,125
	AvalonBay Communities Inc.	1.900%	12/1/28	7,000	6,943
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	5,020	5,421
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	5,350	5,431
	Boston Properties LP	4.500%	12/1/28	6,401	7,247
	Boston Properties LP	3.400%	6/21/29	8,834	9,380
	Boston Properties LP	2.900%	3/15/30	1,172	1,196
	Boston Properties LP	3.250%	1/30/31	11,354	11,884
	Brandywine Operating Partnership LP	3.950%	11/15/27	3,803	4,085
	Brandywine Operating Partnership LP	4.550%	10/1/29	2,652	2,955
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,065	3,302
	Brixmor Operating Partnership LP	2.250%	4/1/28	296	296
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,457	8,256
	Brixmor Operating Partnership LP	4.050%	7/1/30	6,989	7,674
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,322	6,185
	Broadstone Net Lease LLC	2.600%	9/15/31	2,363	2,304
	Camden Property Trust	4.100%	10/15/28	4,300	4,850
	Camden Property Trust	3.150%	7/1/29	13,729	14,611
	Camden Property Trust	2.800%	5/15/30	4,612	4,810
	CBRE Services Inc.	2.500%	4/1/31	4,300	4,323
	Corporate Office Properties LP	2.250%	3/15/26	141	142
	Corporate Office Properties LP	2.000%	1/15/29	4,140	3,986
	Corporate Office Properties LP	2.750%	4/15/31	3,593	3,574
	Crown Castle International Corp.	4.000%	3/1/27	6,010	6,549
	Crown Castle International Corp.	3.650%	9/1/27	6,162	6,634
	Crown Castle International Corp.	3.800%	2/15/28	7,988	8,683
	Crown Castle International Corp.	4.300%	2/15/29	1,672	1,866
	Crown Castle International Corp.	3.100%	11/15/29	6,150	6,415
	Crown Castle International Corp.	3.300%	7/1/30	6,796	7,181
	Crown Castle International Corp.	2.250%	1/15/31	8,235	8,014
	Crown Castle International Corp.	2.100%	4/1/31	9,075	8,707
	Crown Castle International Corp.	2.500%	7/15/31	5,950	5,912
	CubeSmart LP	2.250%	12/15/28	3,000	3,010
101

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CubeSmart LP	4.375%	2/15/29	5,678	6,436
	CubeSmart LP	3.000%	2/15/30	5,504	5,743
	CyrusOne LP	3.450%	11/15/29	6,185	6,714
	CyrusOne LP	2.150%	11/1/30	2,417	2,389
	Digital Realty Trust LP	3.700%	8/15/27	4,214	4,575
	Digital Realty Trust LP	4.450%	7/15/28	5,020	5,676
	Digital Realty Trust LP	3.600%	7/1/29	11,733	12,747
	Duke Realty LP	3.250%	6/30/26	171	182
	Duke Realty LP	3.375%	12/15/27	6,065	6,478
	Duke Realty LP	4.000%	9/15/28	3,155	3,525
	Duke Realty LP	2.875%	11/15/29	3,500	3,650
	Duke Realty LP	1.750%	7/1/30	4,764	4,541
	EPR Properties	4.500%	6/1/27	4,425	4,674
	EPR Properties	3.750%	8/15/29	3,632	3,664
	Equinix Inc.	1.800%	7/15/27	5,627	5,553
	Equinix Inc.	1.550%	3/15/28	5,830	5,618
	Equinix Inc.	2.000%	5/15/28	2,260	2,219
	Equinix Inc.	3.200%	11/18/29	11,182	11,746
	Equinix Inc.	2.150%	7/15/30	4,860	4,723
	Equinix Inc.	2.500%	5/15/31	8,139	8,144
	ERP Operating LP	3.250%	8/1/27	1,662	1,778
	ERP Operating LP	3.500%	3/1/28	6,082	6,624
	ERP Operating LP	4.150%	12/1/28	3,475	3,935
	ERP Operating LP	3.000%	7/1/29	6,393	6,775
	ERP Operating LP	2.500%	2/15/30	3,080	3,163
	ERP Operating LP	1.850%	8/1/31	4,200	4,074
	Essential Properties LP	2.950%	7/15/31	3,110	3,068
	Essex Portfolio LP	3.625%	5/1/27	2,535	2,732
	Essex Portfolio LP	1.700%	3/1/28	3,975	3,879
	Essex Portfolio LP	4.000%	3/1/29	6,055	6,721
	Essex Portfolio LP	3.000%	1/15/30	8,188	8,580
	Essex Portfolio LP	1.650%	1/15/31	800	748
	Extra Space Storage LP	2.550%	6/1/31	4,236	4,211
	Federal Realty Investment Trust	3.250%	7/15/27	3,123	3,308
	Federal Realty Investment Trust	3.200%	6/15/29	4,750	5,025
	Federal Realty Investment Trust	3.500%	6/1/30	5,300	5,668
	GLP Capital LP	5.750%	6/1/28	5,475	6,329
	GLP Capital LP	5.300%	1/15/29	7,218	8,171
	GLP Capital LP	4.000%	1/15/30	4,925	5,220
	GLP Capital LP	4.000%	1/15/31	4,453	4,753
	Healthcare Realty Trust Inc.	3.625%	1/15/28	3,418	3,686
	Healthcare Realty Trust Inc.	2.400%	3/15/30	4,670	4,662
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,544	6,021
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	275	285
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	7,987	7,581
	Healthpeak Properties Inc.	2.125%	12/1/28	1,000	1,002
	Healthpeak Properties Inc.	3.500%	7/15/29	6,137	6,659
	Healthpeak Properties Inc.	3.000%	1/15/30	7,848	8,231
	Healthpeak Properties Inc.	2.875%	1/15/31	6,115	6,359
	Highwoods Realty LP	3.875%	3/1/27	2,755	2,999
	Highwoods Realty LP	4.125%	3/15/28	4,200	4,635
	Highwoods Realty LP	4.200%	4/15/29	4,316	4,779
	Highwoods Realty LP	3.050%	2/15/30	3,145	3,246
	Highwoods Realty LP	2.600%	2/1/31	2,697	2,686
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	6,749	6,903
102

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	4,688	4,814
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	1,500	1,451
	Hudson Pacific Properties LP	3.950%	11/1/27	3,916	4,209
	Hudson Pacific Properties LP	4.650%	4/1/29	4,648	5,271
	Hudson Pacific Properties LP	3.250%	1/15/30	3,371	3,512
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	10,000	9,405
	Kilroy Realty LP	4.750%	12/15/28	2,183	2,506
	Kilroy Realty LP	4.250%	8/15/29	3,397	3,785
	Kilroy Realty LP	3.050%	2/15/30	3,947	4,089
	Kimco Realty Corp.	3.800%	4/1/27	2,750	2,984
	Kimco Realty Corp.	1.900%	3/1/28	4,400	4,341
	Kimco Realty Corp.	2.700%	10/1/30	3,200	3,257
	Kimco Realty Corp.	2.250%	12/1/31	575	560
	Kite Realty Group Trust	4.750%	9/15/30	2,211	2,448
	Life Storage LP	3.875%	12/15/27	2,945	3,235
	Life Storage LP	4.000%	6/15/29	4,550	5,045
	Life Storage LP	2.200%	10/15/30	3,100	3,048
	Life Storage LP	2.400%	10/15/31	5,000	4,918
	LXP Industrial Trust	2.700%	9/15/30	1,575	1,568
	LXP Industrial Trust	2.375%	10/1/31	3,974	3,810
	Mid-America Apartments LP	3.600%	6/1/27	7,768	8,406
	Mid-America Apartments LP	4.200%	6/15/28	4,599	5,181
	Mid-America Apartments LP	3.950%	3/15/29	4,780	5,343
	Mid-America Apartments LP	2.750%	3/15/30	1,117	1,156
	National Health Investors Inc.	3.000%	2/1/31	4,467	4,314
	National Retail Properties Inc.	4.300%	10/15/28	5,025	5,664
	National Retail Properties Inc.	2.500%	4/15/30	6,000	6,069
	Office Properties Income Trust	2.650%	6/15/26	96	95
	Office Properties Income Trust	2.400%	2/1/27	3,163	3,069
	Office Properties Income Trust	3.450%	10/15/31	3,330	3,234
	Omega Healthcare Investors Inc.	4.500%	4/1/27	4,271	4,698
	Omega Healthcare Investors Inc.	4.750%	1/15/28	4,445	4,914
	Omega Healthcare Investors Inc.	3.625%	10/1/29	5,139	5,339
	Omega Healthcare Investors Inc.	3.375%	2/1/31	11,125	11,216
	Physicians Realty LP	4.300%	3/15/27	4,033	4,478
	Physicians Realty LP	3.950%	1/15/28	3,127	3,426
	Physicians Realty LP	2.625%	11/1/31	4,129	4,121
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,800	2,872
	Prologis LP	2.125%	4/15/27	5,798	5,898
	Prologis LP	3.875%	9/15/28	5,426	6,088
	Prologis LP	4.375%	2/1/29	5,524	6,341
	Prologis LP	2.250%	4/15/30	11,566	11,625
	Prologis LP	1.250%	10/15/30	4,800	4,471
	Public Storage	3.094%	9/15/27	6,165	6,603
	Public Storage	1.850%	5/1/28	750	749
	Public Storage	1.950%	11/9/28	5,000	4,992
	Public Storage	3.385%	5/1/29	4,925	5,372
	Public Storage	2.250%	11/9/31	5,000	5,016
	Rayonier LP	2.750%	5/17/31	4,000	3,987
	Realty Income Corp.	3.000%	1/15/27	6,449	6,808
	Realty Income Corp.	3.950%	8/15/27	5,189	5,759
	Realty Income Corp.	3.400%	1/15/28	5,945	6,417
	Realty Income Corp.	3.650%	1/15/28	4,685	5,102
	Realty Income Corp.	2.200%	6/15/28	1,050	1,061
	Realty Income Corp.	3.250%	6/15/29	3,965	4,282
103

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.100%	12/15/29	5,725	6,080
	Realty Income Corp.	3.250%	1/15/31	10,812	11,617
	Regency Centers LP	3.600%	2/1/27	3,975	4,282
	Regency Centers LP	4.125%	3/15/28	3,049	3,392
	Regency Centers LP	2.950%	9/15/29	3,900	4,045
	Regency Centers LP	3.700%	6/15/30	4,420	4,818
	Rexford Industrial Realty LP	2.150%	9/1/31	2,900	2,760
	Sabra Health Care LP	3.900%	10/15/29	5,270	5,507
	Sabra Health Care LP	3.200%	12/1/31	1,500	1,467
	Safehold Operating Partnership LP	2.800%	6/15/31	5,000	4,944
	Simon Property Group LP	3.375%	6/15/27	5,131	5,510
	Simon Property Group LP	3.375%	12/1/27	8,370	8,992
	Simon Property Group LP	1.750%	2/1/28	5,325	5,235
	Simon Property Group LP	2.450%	9/13/29	11,356	11,518
	Simon Property Group LP	2.650%	7/15/30	6,050	6,172
	Simon Property Group LP	2.200%	2/1/31	5,000	4,900
	SITE Centers Corp.	4.700%	6/1/27	4,950	5,484
	Spirit Realty LP	3.200%	1/15/27	4,610	4,827
	Spirit Realty LP	2.100%	3/15/28	6,363	6,223
	Spirit Realty LP	4.000%	7/15/29	5,755	6,322
	Spirit Realty LP	3.400%	1/15/30	2,500	2,626
	Spirit Realty LP	3.200%	2/15/31	1,200	1,242
	STORE Capital Corp.	4.500%	3/15/28	3,425	3,800
	STORE Capital Corp.	4.625%	3/15/29	2,600	2,915
	STORE Capital Corp.	2.750%	11/18/30	3,200	3,193
	Sun Communities Operating LP	2.300%	11/1/28	3,000	2,979
	Sun Communities Operating LP	2.700%	7/15/31	6,793	6,766
	Tanger Properties LP	3.875%	7/15/27	2,476	2,649
	Tanger Properties LP	2.750%	9/1/31	3,156	3,051
[1]	UDR Inc.	3.500%	7/1/27	1,560	1,669
[1]	UDR Inc.	3.500%	1/15/28	2,283	2,444
[1]	UDR Inc.	4.400%	1/26/29	4,083	4,616
[1]	UDR Inc.	3.200%	1/15/30	3,548	3,739
	Ventas Realty LP	3.850%	4/1/27	545	594
	Ventas Realty LP	4.000%	3/1/28	6,175	6,832
	Ventas Realty LP	4.400%	1/15/29	5,105	5,792
	Ventas Realty LP	3.000%	1/15/30	3,786	3,932
	Ventas Realty LP	4.750%	11/15/30	4,592	5,363
	Vornado Realty LP	2.150%	6/1/26	102	102
	Vornado Realty LP	3.400%	6/1/31	2,052	2,115
	Welltower Inc.	2.700%	2/15/27	8,581	8,946
	Welltower Inc.	4.250%	4/15/28	6,283	7,047
	Welltower Inc.	4.125%	3/15/29	6,079	6,799
	Welltower Inc.	3.100%	1/15/30	7,221	7,582
	Weyerhaeuser Co.	4.000%	11/15/29	5,989	6,682
	Weyerhaeuser Co.	4.000%	4/15/30	9,129	10,169
	WP Carey Inc.	3.850%	7/15/29	4,400	4,864
	WP Carey Inc.	2.400%	2/1/31	4,693	4,653
					1,091,989
Technology (3.9%)
	Adobe Inc.	2.150%	2/1/27	7,660	7,874
	Adobe Inc.	2.300%	2/1/30	12,030	12,298
	Amdocs Ltd.	2.538%	6/15/30	6,125	6,092
	Analog Devices Inc.	1.700%	10/1/28	6,325	6,286
	Analog Devices Inc.	2.100%	10/1/31	8,500	8,512
104

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.350%	2/9/27	15,397	16,733
	Apple Inc.	3.200%	5/11/27	14,709	15,869
	Apple Inc.	3.000%	6/20/27	7,002	7,507
	Apple Inc.	2.900%	9/12/27	18,375	19,585
	Apple Inc.	3.000%	11/13/27	4,489	4,820
	Apple Inc.	1.200%	2/8/28	19,691	19,125
	Apple Inc.	1.400%	8/5/28	19,200	18,809
	Apple Inc.	2.200%	9/11/29	14,400	14,742
	Apple Inc.	1.650%	5/11/30	15,140	14,792
	Apple Inc.	1.250%	8/20/30	11,071	10,455
	Apple Inc.	1.650%	2/8/31	24,858	24,220
	Apple Inc.	1.700%	8/5/31	8,169	7,978
	Applied Materials Inc.	3.300%	4/1/27	10,614	11,461
	Applied Materials Inc.	1.750%	6/1/30	5,197	5,099
	Arrow Electronics Inc.	3.875%	1/12/28	4,375	4,742
	Autodesk Inc.	3.500%	6/15/27	4,360	4,692
	Autodesk Inc.	2.850%	1/15/30	5,775	5,980
	Autodesk Inc.	2.400%	12/15/31	4,000	3,994
	Automatic Data Processing Inc.	1.700%	5/15/28	8,567	8,548
	Automatic Data Processing Inc.	1.250%	9/1/30	8,399	7,933
	Avnet Inc.	3.000%	5/15/31	790	782
	Block Financial LLC	2.500%	7/15/28	4,000	4,009
	Block Financial LLC	3.875%	8/15/30	5,880	6,296
	Broadcom Corp.	3.875%	1/15/27	23,620	25,611
	Broadcom Corp.	3.500%	1/15/28	1,635	1,747
[3]	Broadcom Inc.	1.950%	2/15/28	4,598	4,529
	Broadcom Inc.	4.110%	9/15/28	14,363	15,760
	Broadcom Inc.	4.750%	4/15/29	16,125	18,369
	Broadcom Inc.	5.000%	4/15/30	9,450	11,001
	Broadcom Inc.	4.150%	11/15/30	19,801	21,959
[3]	Broadcom Inc.	2.450%	2/15/31	23,271	22,738
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,411	4,558
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,392	8,469
	CDW LLC	4.250%	4/1/28	2,979	3,083
	CDW LLC	3.250%	2/15/29	3,631	3,659
[3]	CGI Inc.	2.300%	9/14/31	3,400	3,273
	Cintas Corp. No. 2	3.700%	4/1/27	13,670	14,971
	Citrix Systems Inc.	4.500%	12/1/27	8,328	9,037
	Citrix Systems Inc.	3.300%	3/1/30	5,220	5,296
	Dell International LLC	6.100%	7/15/27	4,250	5,093
	Dell International LLC	5.300%	10/1/29	20,533	24,120
	Dell International LLC	6.200%	7/15/30	5,736	7,251
	DXC Technology Co.	2.375%	9/15/28	6,212	6,089
	Emerson Electric Co.	2.000%	12/21/28	8,000	7,996
	Emerson Electric Co.	2.200%	12/21/31	13,900	13,842
	Equifax Inc.	3.100%	5/15/30	9,043	9,478
	Equifax Inc.	2.350%	9/15/31	9,000	8,880
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,002	6,780
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	4,989
	Fidelity National Information Services Inc.	2.250%	3/1/31	9,018	8,822
	Fiserv Inc.	2.250%	6/1/27	9,153	9,310
	Fiserv Inc.	4.200%	10/1/28	8,850	9,919
	Fiserv Inc.	3.500%	7/1/29	25,505	27,431
	Fiserv Inc.	2.650%	6/1/30	8,120	8,244
	Flex Ltd.	4.875%	6/15/29	4,986	5,669
105

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Flex Ltd.	4.875%	5/12/30	6,600	7,525
	Fortinet Inc.	2.200%	3/15/31	5,000	4,894
	Global Payments Inc.	2.150%	1/15/27	6,000	6,028
	Global Payments Inc.	4.450%	6/1/28	3,840	4,283
	Global Payments Inc.	3.200%	8/15/29	11,475	11,948
	Global Payments Inc.	2.900%	5/15/30	9,086	9,253
	Global Payments Inc.	2.900%	11/15/31	5,000	5,080
[3]	GXO Logistics Inc.	2.650%	7/15/31	4,250	4,192
	HP Inc.	3.000%	6/17/27	8,848	9,312
	HP Inc.	3.400%	6/17/30	7,103	7,503
[3]	HP Inc.	2.650%	6/17/31	8,875	8,762
	Hubbell Inc.	3.150%	8/15/27	2,200	2,319
	Hubbell Inc.	3.500%	2/15/28	4,150	4,469
	Hubbell Inc.	2.300%	3/15/31	2,060	2,061
	IHS Markit Ltd.	4.750%	8/1/28	5,500	6,359
	IHS Markit Ltd.	4.250%	5/1/29	5,609	6,354
	Intel Corp.	3.750%	3/25/27	8,587	9,452
	Intel Corp.	3.150%	5/11/27	4,095	4,393
	Intel Corp.	1.600%	8/12/28	7,400	7,311
	Intel Corp.	2.450%	11/15/29	16,123	16,678
	Intel Corp.	3.900%	3/25/30	8,375	9,520
	Intel Corp.	2.000%	8/12/31	11,349	11,276
	International Business Machines Corp.	3.300%	1/27/27	368	395
	International Business Machines Corp.	1.700%	5/15/27	11,384	11,349
	International Business Machines Corp.	6.220%	8/1/27	3,220	3,946
	International Business Machines Corp.	3.500%	5/15/29	23,853	25,913
	International Business Machines Corp.	1.950%	5/15/30	11,675	11,415
	Intuit Inc.	1.350%	7/15/27	4,550	4,458
	Intuit Inc.	1.650%	7/15/30	4,200	4,057
	Jabil Inc.	3.950%	1/12/28	5,835	6,375
	Jabil Inc.	3.600%	1/15/30	4,900	5,303
	Jabil Inc.	3.000%	1/15/31	4,000	4,115
	Juniper Networks Inc.	3.750%	8/15/29	4,352	4,716
	Juniper Networks Inc.	2.000%	12/10/30	3,664	3,469
	KLA Corp.	4.100%	3/15/29	5,918	6,696
[3]	Kyndryl Holdings Inc.	2.700%	10/15/28	3,588	3,477
[3]	Kyndryl Holdings Inc.	3.150%	10/15/31	4,714	4,564
	Lam Research Corp.	4.000%	3/15/29	8,225	9,225
	Lam Research Corp.	1.900%	6/15/30	6,370	6,262
	Leidos Inc.	4.375%	5/15/30	4,525	5,048
	Leidos Inc.	2.300%	2/15/31	8,800	8,447
	Marvell Technology Inc.	2.450%	4/15/28	3,700	3,756
[1]	Marvell Technology Inc.	4.875%	6/22/28	5,721	6,530
	Marvell Technology Inc.	2.950%	4/15/31	2,800	2,864
	Maxim Integrated Products Inc.	3.450%	6/15/27	4,133	4,459
	Micron Technology Inc.	4.185%	2/15/27	8,607	9,450
	Micron Technology Inc.	5.327%	2/6/29	5,625	6,635
	Micron Technology Inc.	4.663%	2/15/30	5,877	6,760
	Microsoft Corp.	3.300%	2/6/27	34,025	37,042
	Moody's Corp.	3.250%	1/15/28	2,250	2,415
	Moody's Corp.	4.250%	2/1/29	1,100	1,244
	Moody's Corp.	2.000%	8/19/31	5,300	5,162
	Motorola Solutions Inc.	4.600%	2/23/28	9,088	10,270
	Motorola Solutions Inc.	4.600%	5/23/29	4,047	4,622
	Motorola Solutions Inc.	2.300%	11/15/30	7,006	6,805
106

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Motorola Solutions Inc.	2.750%	5/24/31	3,156	3,164
	NetApp Inc.	2.375%	6/22/27	5,225	5,361
	NetApp Inc.	2.700%	6/22/30	6,100	6,137
	NVIDIA Corp.	1.550%	6/15/28	10,165	10,035
	NVIDIA Corp.	2.850%	4/1/30	12,278	13,027
	NVIDIA Corp.	2.000%	6/15/31	9,402	9,337
[3]	NXP BV	3.150%	5/1/27	5,014	5,275
[3]	NXP BV	5.550%	12/1/28	5,175	6,196
[3]	NXP BV	4.300%	6/18/29	8,363	9,377
[3]	NXP BV	3.400%	5/1/30	9,276	9,891
[3]	NXP BV	2.500%	5/11/31	7,737	7,758
	Oracle Corp.	2.800%	4/1/27	20,787	21,445
	Oracle Corp.	3.250%	11/15/27	16,107	17,003
	Oracle Corp.	2.300%	3/25/28	16,017	15,946
	Oracle Corp.	2.950%	4/1/30	31,305	31,641
	Oracle Corp.	3.250%	5/15/30	5,072	5,240
	Oracle Corp.	2.875%	3/25/31	26,730	26,864
	PayPal Holdings Inc.	2.850%	10/1/29	8,994	9,475
	PayPal Holdings Inc.	2.300%	6/1/30	9,960	10,106
	Qorvo Inc.	4.375%	10/15/29	7,000	7,476
	QUALCOMM Inc.	3.250%	5/20/27	16,590	17,913
	QUALCOMM Inc.	1.300%	5/20/28	7,400	7,171
	QUALCOMM Inc.	2.150%	5/20/30	12,075	12,176
	Quanta Services Inc.	2.900%	10/1/30	2,550	2,606
	RELX Capital Inc.	4.000%	3/18/29	7,050	7,818
	RELX Capital Inc.	3.000%	5/22/30	5,500	5,777
	Roper Technologies Inc.	1.400%	9/15/27	8,871	8,614
	Roper Technologies Inc.	4.200%	9/15/28	4,801	5,393
	Roper Technologies Inc.	2.950%	9/15/29	6,265	6,490
	Roper Technologies Inc.	2.000%	6/30/30	6,236	6,004
	Roper Technologies Inc.	1.750%	2/15/31	6,340	5,961
	S&P Global Inc.	2.950%	1/22/27	4,772	5,048
	S&P Global Inc.	2.500%	12/1/29	3,952	4,087
	S&P Global Inc.	1.250%	8/15/30	4,800	4,485
	salesforce.com Inc.	3.700%	4/11/28	8,007	8,878
	salesforce.com Inc.	1.500%	7/15/28	8,015	7,923
	salesforce.com Inc.	1.950%	7/15/31	13,168	13,042
	ServiceNow Inc.	1.400%	9/1/30	12,822	11,956
	Skyworks Solutions Inc.	3.000%	6/1/31	4,933	4,963
[3]	TD SYNNEX Corp.	2.375%	8/9/28	5,182	5,031
	Teledyne FLIR LLC	2.500%	8/1/30	5,641	5,663
	Texas Instruments Inc.	2.900%	11/3/27	5,017	5,378
	Texas Instruments Inc.	2.250%	9/4/29	6,361	6,510
	Texas Instruments Inc.	1.750%	5/4/30	6,811	6,683
	Texas Instruments Inc.	1.900%	9/15/31	4,400	4,343
	TSMC Arizona Corp.	2.500%	10/25/31	10,150	10,275
	Verisk Analytics Inc.	4.125%	3/15/29	4,632	5,165
	VMware Inc.	4.650%	5/15/27	4,995	5,638
	VMware Inc.	3.900%	8/21/27	8,943	9,769
	VMware Inc.	1.800%	8/15/28	6,450	6,282
	VMware Inc.	4.700%	5/15/30	6,709	7,803
	VMware Inc.	2.200%	8/15/31	13,200	12,974
	Western Digital Corp.	2.850%	2/1/29	3,500	3,533
	Xilinx Inc.	2.375%	6/1/30	6,811	6,900
					1,492,428
107

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utilities (2.8%)
	AEP Texas Inc.	3.950%	6/1/28	9,515	10,455
[1]	AEP Texas Inc.	2.100%	7/1/30	4,155	4,005
	AES Corp.	2.450%	1/15/31	8,583	8,370
[1]	Alabama Power Co.	1.450%	9/15/30	3,884	3,657
	Ameren Corp.	1.950%	3/15/27	2,000	2,008
	Ameren Corp.	1.750%	3/15/28	4,237	4,106
	Ameren Corp.	3.500%	1/15/31	4,329	4,686
	Ameren Illinois Co.	3.800%	5/15/28	4,025	4,442
	Ameren Illinois Co.	1.550%	11/15/30	2,100	1,989
	American Electric Power Co. Inc.	3.200%	11/13/27	3,853	4,084
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	8,744	9,769
	American Electric Power Co. Inc.	3.875%	2/15/62	4,000	4,051
	American Water Capital Corp.	2.950%	9/1/27	5,854	6,186
	American Water Capital Corp.	3.750%	9/1/28	4,662	5,124
	American Water Capital Corp.	3.450%	6/1/29	4,727	5,102
	American Water Capital Corp.	2.800%	5/1/30	4,875	5,052
	American Water Capital Corp.	2.300%	6/1/31	2,050	2,051
[1]	Appalachian Power Co.	3.300%	6/1/27	769	823
[1]	Appalachian Power Co.	2.700%	4/1/31	5,190	5,312
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,863
	Arizona Public Service Co.	2.600%	8/15/29	2,975	3,036
	Atlantic City Electric Co.	2.300%	3/15/31	3,910	3,934
	Atmos Energy Corp.	3.000%	6/15/27	5,490	5,820
	Atmos Energy Corp.	2.625%	9/15/29	3,100	3,203
	Atmos Energy Corp.	1.500%	1/15/31	2,875	2,696
	Avangrid Inc.	3.800%	6/1/29	4,536	4,959
	Baltimore Gas & Electric Co.	2.250%	6/15/31	3,259	3,271
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,208	8,805
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,600	9,549
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	4,700	4,457
	Black Hills Corp.	3.150%	1/15/27	3,700	3,869
	Black Hills Corp.	3.050%	10/15/29	3,380	3,534
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,225	3,407
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	3,553	3,618
	CenterPoint Energy Inc.	4.250%	11/1/28	5,209	5,815
	CenterPoint Energy Inc.	2.950%	3/1/30	3,215	3,321
	CenterPoint Energy Inc.	2.650%	6/1/31	2,000	2,024
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,794
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,267	5,956
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	1,022
	CMS Energy Corp.	3.450%	8/15/27	5,065	5,447
[1]	CMS Energy Corp.	4.750%	6/1/50	6,300	6,837
	CMS Energy Corp.	3.750%	12/1/50	2,212	2,174
[1]	Commonwealth Edison Co.	2.950%	8/15/27	3,959	4,193
	Commonwealth Edison Co.	3.700%	8/15/28	4,385	4,822
	Commonwealth Edison Co.	2.200%	3/1/30	1,650	1,654
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	5,242	5,596
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	2,305	2,280
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,383	5,680
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,200	4,517
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	7,266	7,314
[1]	Dominion Energy Inc.	3.600%	3/15/27	1,800	1,939
	Dominion Energy Inc.	4.250%	6/1/28	3,209	3,590
[1]	Dominion Energy Inc.	3.375%	4/1/30	15,060	16,041
108

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Dominion Energy Inc.	2.250%	8/15/31	3,060	2,997
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,500	3,530
[1]	DTE Electric Co.	1.900%	4/1/28	4,418	4,392
	DTE Electric Co.	2.250%	3/1/30	4,175	4,193
[1]	DTE Electric Co.	2.625%	3/1/31	5,585	5,767
[1]	DTE Energy Co.	3.400%	6/15/29	6,004	6,355
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,613	6,250
	Duke Energy Carolinas LLC	2.450%	8/15/29	4,661	4,767
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,940	8,057
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,521	7,705
	Duke Energy Corp.	3.150%	8/15/27	5,721	6,047
	Duke Energy Corp.	3.400%	6/15/29	9,704	10,330
	Duke Energy Corp.	2.450%	6/1/30	7,867	7,832
	Duke Energy Corp.	2.550%	6/15/31	11,850	11,843
	Duke Energy Corp.	3.250%	1/15/82	2,100	2,050
	Duke Energy Florida LLC	3.200%	1/15/27	5,325	5,677
	Duke Energy Florida LLC	3.800%	7/15/28	4,332	4,779
	Duke Energy Florida LLC	2.500%	12/1/29	2,433	2,490
	Duke Energy Florida LLC	1.750%	6/15/30	2,058	1,980
	Duke Energy Florida LLC	2.400%	12/15/31	2,600	2,633
	Duke Energy Ohio Inc.	3.650%	2/1/29	6,065	6,595
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,701	2,663
	Duke Energy Progress LLC	3.700%	9/1/28	4,125	4,530
	Duke Energy Progress LLC	3.450%	3/15/29	6,315	6,830
	Duke Energy Progress LLC	2.000%	8/15/31	4,617	4,514
[3]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,908
	Edison International	5.750%	6/15/27	3,688	4,218
	Edison International	4.125%	3/15/28	4,490	4,769
	Enel Chile SA	4.875%	6/12/28	5,286	5,827
	Entergy Corp.	1.900%	6/15/28	7,227	7,087
	Entergy Corp.	2.800%	6/15/30	4,248	4,306
	Entergy Corp.	2.400%	6/15/31	7,149	7,064
	Entergy Louisiana LLC	3.120%	9/1/27	5,981	6,316
	Entergy Louisiana LLC	3.250%	4/1/28	5,558	5,914
	Entergy Mississippi LLC	2.850%	6/1/28	2,185	2,286
	Entergy Texas Inc.	4.000%	3/30/29	7,207	7,971
	Entergy Texas Inc.	1.750%	3/15/31	2,840	2,672
	Essential Utilities Inc.	3.566%	5/1/29	3,485	3,752
	Essential Utilities Inc.	2.704%	4/15/30	4,500	4,565
	Evergy Inc.	2.900%	9/15/29	4,093	4,202
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,737	4,997
[1]	Evergy Metro Inc.	2.250%	6/1/30	5,881	5,867
[1]	Eversource Energy	3.300%	1/15/28	4,300	4,577
[1]	Eversource Energy	4.250%	4/1/29	5,400	6,029
[1]	Eversource Energy	1.650%	8/15/30	4,260	3,989
	Eversource Energy	2.550%	3/15/31	3,000	3,015
	Exelon Corp.	4.050%	4/15/30	12,735	14,191
	Georgia Power Co.	3.250%	3/30/27	4,373	4,628
[1]	Georgia Power Co.	2.650%	9/15/29	6,186	6,300
[1]	Gulf Power Co.	3.300%	5/30/27	3,273	3,511
	Indiana Michigan Power Co.	3.850%	5/15/28	3,500	3,869
	Interstate Power & Light Co.	4.100%	9/26/28	8,831	9,840
	Interstate Power & Light Co.	3.600%	4/1/29	900	979
	Interstate Power & Light Co.	2.300%	6/1/30	3,405	3,388
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,741	4,103
109

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ITC Holdings Corp.	3.350%	11/15/27	6,500	6,897
	MidAmerican Energy Co.	3.650%	4/15/29	4,528	4,991
	MidAmerican Energy Co.	6.750%	12/30/31	975	1,345
	Mississippi Power Co.	3.950%	3/30/28	3,000	3,291
	National Fuel Gas Co.	3.950%	9/15/27	2,450	2,601
	National Fuel Gas Co.	4.750%	9/1/28	3,690	4,068
	National Fuel Gas Co.	2.950%	3/1/31	1,875	1,884
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,405	5,719
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	7,117	7,678
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,150	3,503
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,110	6,706
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,318	4,361
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,485	3,218
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,216	1,149
[1]	Nevada Power Co.	3.700%	5/1/29	4,945	5,439
[1]	Nevada Power Co.	2.400%	5/1/30	3,338	3,364
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	5,254	5,702
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	9,409	9,338
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,666	6,103
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	7,510	7,745
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	21,990	21,934
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,425	6,859
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	4,113
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	2,660	2,702
	NiSource Inc.	3.490%	5/15/27	8,150	8,765
	NiSource Inc.	2.950%	9/1/29	6,369	6,582
	NiSource Inc.	3.600%	5/1/30	5,178	5,594
	NiSource Inc.	1.700%	2/15/31	6,298	5,894
	Northern States Power Co.	2.250%	4/1/31	2,230	2,247
	NSTAR Electric Co.	3.200%	5/15/27	4,824	5,155
	NSTAR Electric Co.	3.250%	5/15/29	2,570	2,760
	NSTAR Electric Co.	3.950%	4/1/30	5,213	5,876
[1]	Ohio Power Co.	2.600%	4/1/30	1,060	1,090
[1]	Ohio Power Co.	1.625%	1/15/31	6,363	5,996
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	3,987
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,257	4,530
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,449	9,302
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,850	4,013
[3]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,600	1,668
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,611
	Pacific Gas & Electric Co.	3.300%	12/1/27	16,881	17,162
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,000	3,006
	Pacific Gas & Electric Co.	3.750%	7/1/28	13,641	14,197
	Pacific Gas & Electric Co.	4.550%	7/1/30	29,852	32,379
	Pacific Gas & Electric Co.	2.500%	2/1/31	16,685	15,895
	Pacific Gas & Electric Co.	3.250%	6/1/31	3,067	3,081
	PacifiCorp	3.500%	6/15/29	3,966	4,307
	PacifiCorp	2.700%	9/15/30	4,676	4,828
	PacifiCorp	7.700%	11/15/31	1,935	2,784
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	3,551	3,801
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,825	3,817
	Progress Energy Inc.	7.000%	10/30/31	5,025	6,815
	Public Service Co. of Colorado	3.700%	6/15/28	2,725	2,997
[1]	Public Service Co. of Colorado	1.900%	1/15/31	3,200	3,127
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,339	4,459
110

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,482	2,625
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,537	3,910
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,700	2,969
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	2,883
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,694	2,748
	Public Service Enterprise Group Inc.	1.600%	8/15/30	12,450	11,553
	Puget Energy Inc.	2.379%	6/15/28	2,175	2,142
	Puget Energy Inc.	4.100%	6/15/30	5,801	6,287
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,950	5,708
	Sempra Energy	3.250%	6/15/27	7,263	7,677
	Sempra Energy	3.400%	2/1/28	10,525	11,214
	Sempra Energy	4.125%	4/1/52	5,000	5,053
[1]	Southern California Edison Co.	3.650%	3/1/28	5,050	5,453
[1]	Southern California Edison Co.	4.200%	3/1/29	5,141	5,741
	Southern California Edison Co.	6.650%	4/1/29	4,425	5,409
	Southern California Edison Co.	2.850%	8/1/29	3,665	3,794
	Southern California Edison Co.	2.250%	6/1/30	3,500	3,466
[1]	Southern California Edison Co.	2.500%	6/1/31	2,000	2,013
[1]	Southern California Gas Co.	2.550%	2/1/30	4,450	4,572
[1]	Southern Co.	1.750%	3/15/28	3,570	3,474
[1]	Southern Co.	3.700%	4/30/30	8,175	8,886
[1]	Southern Co.	3.750%	9/15/51	2,794	2,794
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	6,854	6,441
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,784
	Southwest Gas Corp.	2.200%	6/15/30	4,000	3,933
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	4,539	5,026
	Tampa Electric Co.	2.400%	3/15/31	3,119	3,154
	Tucson Electric Power Co.	1.500%	8/1/30	2,813	2,636
	Union Electric Co.	2.950%	6/15/27	5,037	5,310
	Union Electric Co.	3.500%	3/15/29	4,037	4,389
	Union Electric Co.	2.950%	3/15/30	3,450	3,635
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	7,665	8,287
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	6,206	6,800
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	5,735	6,051
	Virginia Electric & Power Co.	2.300%	11/15/31	2,000	2,017
	WEC Energy Group Inc.	1.375%	10/15/27	4,000	3,862
	WEC Energy Group Inc.	2.200%	12/15/28	3,000	3,000
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	5,659
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,454
	Wisconsin Power & Light Co.	3.050%	10/15/27	3,097	3,259
	Xcel Energy Inc.	1.750%	3/15/27	1,075	1,067
	Xcel Energy Inc.	4.000%	6/15/28	6,219	6,861
	Xcel Energy Inc.	2.600%	12/1/29	9,680	9,890
	Xcel Energy Inc.	3.400%	6/1/30	7,785	8,382
	Xcel Energy Inc.	2.350%	11/15/31	2,223	2,220
					1,085,178
Total Corporate Bonds (Cost $15,095,927)					15,339,937
Sovereign Bonds (4.3%)
[1]	Asian Development Bank	2.625%	1/12/27	9,762	10,365
[1]	Asian Development Bank	2.375%	8/10/27	2,895	3,045
	Asian Development Bank	6.220%	8/15/27	175	218
[1]	Asian Development Bank	2.500%	11/2/27	24,231	25,654
[1]	Asian Development Bank	2.750%	1/19/28	8,567	9,227
[1]	Asian Development Bank	1.250%	6/9/28	12,130	11,982
111

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Asian Development Bank	5.820%	6/16/28	4,833	6,107
[1]	Asian Development Bank	3.125%	9/26/28	8,775	9,695
[1]	Asian Development Bank	1.750%	9/19/29	21,105	21,432
[1]	Asian Development Bank	1.875%	1/24/30	18,094	18,577
[1]	Asian Development Bank	0.750%	10/8/30	2,580	2,410
[1]	Asian Development Bank	1.500%	3/4/31	5,968	5,932
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	3.000%	4/6/27	4,684	4,945
	Equinor ASA	7.250%	9/23/27	6,555	8,415
	Equinor ASA	3.625%	9/10/28	6,045	6,654
	Equinor ASA	3.125%	4/6/30	8,997	9,666
	Equinor ASA	2.375%	5/22/30	12,828	13,056
	European Investment Bank	2.375%	5/24/27	18,946	19,915
	European Investment Bank	0.625%	10/21/27	13,245	12,648
	European Investment Bank	1.625%	10/9/29	17,210	17,312
	European Investment Bank	0.875%	5/17/30	15,750	14,934
	European Investment Bank	0.750%	9/23/30	7,645	7,152
	European Investment Bank	1.250%	2/14/31	32,085	31,233
	European Investment Bank	1.625%	5/13/31	200	201
	Export-Import Bank of Korea	2.375%	4/21/27	3,800	3,941
	Export-Import Bank of Korea	1.250%	9/21/30	8,450	8,038
	Export-Import Bank of Korea	1.375%	2/9/31	2,500	2,392
[1]	Hydro-Quebec	8.500%	12/1/29	1,400	2,066
[1]	Hydro-Quebec	9.375%	4/15/30	1,772	2,739
[1]	Inter-American Development Bank	2.000%	6/2/26	663	684
	Inter-American Development Bank	2.375%	7/7/27	24,862	26,124
	Inter-American Development Bank	0.625%	9/16/27	16,601	15,856
	Inter-American Development Bank	1.125%	7/20/28	10,908	10,659
	Inter-American Development Bank	3.125%	9/18/28	19,850	21,908
	Inter-American Development Bank	2.250%	6/18/29	26,545	27,879
[1]	Inter-American Development Bank	1.125%	1/13/31	41,910	40,375
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,294
	International Bank for Reconstruction & Development	0.875%	7/15/26	307	302
[1]	International Bank for Reconstruction & Development	2.500%	11/22/27	23,210	24,579
	International Bank for Reconstruction & Development	0.750%	11/24/27	58,731	56,422
[1]	International Bank for Reconstruction & Development	1.375%	4/20/28	11,775	11,728
	International Bank for Reconstruction & Development	1.125%	9/13/28	40,690	39,749
[1]	International Bank for Reconstruction & Development	1.750%	10/23/29	30,200	30,670
	International Bank for Reconstruction & Development	0.875%	5/14/30	11,125	10,547
	International Bank for Reconstruction & Development	0.750%	8/26/30	15,875	14,874
	International Bank for Reconstruction & Development	1.250%	2/10/31	28,640	27,870
	International Bank for Reconstruction & Development	1.625%	11/3/31	39,085	39,103
[1]	International Finance Corp.	2.125%	4/7/26	389	403
	International Finance Corp.	0.750%	8/27/30	6,215	5,809
[4]	Japan Bank for International Cooperation	2.875%	6/1/27	16,900	18,027
[4]	Japan Bank for International Cooperation	2.875%	7/21/27	9,450	10,084
[4]	Japan Bank for International Cooperation	2.750%	11/16/27	17,165	18,236
[4]	Japan Bank for International Cooperation	3.250%	7/20/28	10,825	11,926
[4]	Japan Bank for International Cooperation	3.500%	10/31/28	11,325	12,682
[4]	Japan Bank for International Cooperation	2.000%	10/17/29	5,300	5,410
[4]	Japan Bank for International Cooperation	1.250%	1/21/31	12,000	11,519
[4]	Japan Bank for International Cooperation	1.875%	4/15/31	15,175	15,333
[4]	Japan International Cooperation Agency	2.750%	4/27/27	6,055	6,418
[4]	Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,196
[4]	Japan International Cooperation Agency	1.000%	7/22/30	4,300	4,066
112

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Japan International Cooperation Agency	1.750%	4/28/31	4,000	4,007
[5]	KFW	2.875%	4/3/28	29,578	32,111
[5]	KFW	1.750%	9/14/29	11,437	11,621
[5]	KFW	0.750%	9/30/30	12,248	11,450
	Korea Development Bank	1.375%	4/25/27	5,910	5,829
	Korea Development Bank	1.625%	1/19/31	3,500	3,430
	Korea Development Bank	2.000%	10/25/31	3,800	3,804
[1,5]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	5,840	6,174
[5]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	11,685	11,020
[1,6]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	4,777	4,634
[1]	Oriental Republic of Uruguay	4.375%	10/27/27	9,490	10,663
[1]	Oriental Republic of Uruguay	4.375%	1/23/31	19,250	22,176
	Province of Alberta	3.300%	3/15/28	10,855	11,890
	Province of Alberta	1.300%	7/22/30	22,474	21,435
	Province of British Columbia	2.250%	6/2/26	219	228
	Province of British Columbia	1.300%	1/29/31	9,515	9,161
	Province of Manitoba	2.125%	6/22/26	682	704
[1]	Province of Manitoba	1.500%	10/25/28	7,000	6,912
	Province of New Brunswick	3.625%	2/24/28	4,200	4,701
	Province of Ontario	2.300%	6/15/26	22,962	23,826
	Province of Ontario	1.050%	5/21/27	1,103	1,074
	Province of Ontario	2.000%	10/2/29	14,170	14,409
	Province of Ontario	1.125%	10/7/30	10,910	10,314
	Province of Ontario	1.600%	2/25/31	7,020	6,872
	Province of Quebec	2.500%	4/20/26	372	390
	Province of Quebec	2.750%	4/12/27	11,638	12,370
[1]	Province of Quebec	7.500%	9/15/29	4,290	5,999
	Province of Quebec	1.350%	5/28/30	37,260	36,155
	Province of Quebec	1.900%	4/21/31	4,325	4,358
[1]	Republic of Chile	3.240%	2/6/28	20,695	21,802
[1]	Republic of Chile	2.450%	1/31/31	12,900	12,812
	Republic of Indonesia	3.500%	1/11/28	16,415	17,707
	Republic of Indonesia	4.100%	4/24/28	13,070	14,568
	Republic of Indonesia	4.750%	2/11/29	17,253	20,076
	Republic of Indonesia	3.400%	9/18/29	5,800	6,264
	Republic of Indonesia	2.850%	2/14/30	11,235	11,719
	Republic of Indonesia	3.850%	10/15/30	5,925	6,661
	Republic of Indonesia	1.850%	3/12/31	600	585
[1]	Republic of Indonesia	2.150%	7/28/31	9,515	9,452
	Republic of Italy	2.875%	10/17/29	18,625	19,041
	Republic of Korea	2.750%	1/19/27	9,450	9,999
	Republic of Korea	3.500%	9/20/28	4,475	5,004
	Republic of Korea	2.500%	6/19/29	4,875	5,162
	Republic of Korea	1.000%	9/16/30	6,200	5,869
	Republic of Korea	1.750%	10/15/31	4,975	4,990
	Republic of Panama	8.875%	9/30/27	10,497	14,119
[1]	Republic of Panama	3.875%	3/17/28	9,383	10,134
	Republic of Panama	9.375%	4/1/29	5,885	8,435
[1]	Republic of Panama	3.160%	1/23/30	15,550	16,133
	Republic of Peru	4.125%	8/25/27	7,110	7,810
	Republic of Peru	2.844%	6/20/30	6,150	6,243
[1]	Republic of Peru	2.783%	1/23/31	29,293	29,166
	Republic of Poland	3.250%	4/6/26	1,197	1,284
	Republic of the Philippines	3.000%	2/1/28	19,460	20,869
	Republic of the Philippines	3.750%	1/14/29	11,900	13,386
113

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	9.500%	2/2/30	15,117	23,492
	Republic of the Philippines	2.457%	5/5/30	15,100	15,568
	Republic of the Philippines	7.750%	1/14/31	11,994	17,462
	Republic of the Philippines	1.648%	6/10/31	1,595	1,542
	State of Israel	3.250%	1/17/28	7,215	7,819
	State of Israel	2.500%	1/15/30	10,380	10,813
	State of Israel	2.750%	7/3/30	19,015	20,213
	United Mexican States	4.150%	3/28/27	26,591	29,392
	United Mexican States	3.750%	1/11/28	20,005	21,526
	United Mexican States	4.500%	4/22/29	30,890	34,407
[1]	United Mexican States	3.250%	4/16/30	23,149	23,800
[1]	United Mexican States	2.659%	5/24/31	26,033	25,382
[1]	United Mexican States	8.300%	8/15/31	3,900	5,677
Total Sovereign Bonds (Cost $1,646,552)					1,649,789
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,240	1,297
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	1,056
	California GO	6.650%	3/1/22	1,750	1,768
	California GO	1.700%	2/1/28	3,400	3,402
	California GO	3.500%	4/1/28	3,600	3,981
	California GO	3.050%	4/1/29	3,450	3,732
	California GO	2.500%	10/1/29	2,850	2,982
	California GO	1.750%	11/1/30	5,000	4,923
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	145	149
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,600	9,576
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	11,972
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	55
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,585
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,750	2,729
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	3,414
	Massachusetts GO	4.500%	8/1/31	1,000	1,188
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,571
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,197
[7]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	20,706
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,837
	New York City NY GO	5.206%	10/1/31	1,070	1,276
	Oregon GO	5.892%	6/1/27	13,750	16,106
[8]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,715
[7]	Oregon School Boards Association GO	5.550%	6/30/28	875	1,014
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,635
	Texas Transportation Commission Revenue	5.178%	4/1/30	7,225	8,674
	University of California Revenue	1.316%	5/15/27	13,500	13,256
	University of California Revenue	3.349%	7/1/29	100	110
	University of California Revenue	1.614%	5/15/30	7,125	6,913
114

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Revenue	4.601%	5/15/31	203	236
	Utah GO	3.539%	7/1/25	748	782
[8]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,480	2,789
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,546
Total Taxable Municipal Bonds (Cost $139,442)					141,172
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[9]	Vanguard Market Liquidity Fund (Cost $47,993)	0.090%		480,062	48,002
Total Investments (99.6%) (Cost $37,875,002)					38,140,971
Other Assets and Liabilities—Net (0.4%)					150,938
Net Assets (100%)					38,291,909
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $292,893,000, representing 0.8% of net assets.
4	Guaranteed by the Government of Japan.
5	Guaranteed by the Federal Republic of Germany.
6	Guaranteed by the Republic of Austria.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.
115

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $37,827,009)	38,092,969
Affiliated Issuers (Cost $47,993)	48,002
Total Investments in Securities	38,140,971
Investment in Vanguard	1,284
Cash	174
Receivables for Investment Securities Sold	508,494
Receivables for Accrued Income	213,676
Receivables for Capital Shares Issued	17,566
Other Assets	86
Total Assets	38,882,251
Liabilities
Payables for Investment Securities Purchased	526,622
Payables for Capital Shares Redeemed	56,957
Payables for Distributions	5,882
Payables to Vanguard	881
Total Liabilities	590,342
Net Assets	38,291,909
116

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	38,057,464
Total Distributable Earnings (Loss)	234,445
Net Assets	38,291,909

Investor Shares—Net Assets
Applicable to 8,622,362 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	102,556
Net Asset Value Per Share—Investor Shares	$11.89

ETF Shares—Net Assets
Applicable to 163,854,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,358,994
Net Asset Value Per Share—ETF Shares	$87.63

Admiral Shares—Net Assets
Applicable to 1,578,354,472 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,773,369
Net Asset Value Per Share—Admiral Shares	$11.89

Institutional Shares—Net Assets
Applicable to 275,045,742 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,271,429
Net Asset Value Per Share—Institutional Shares	$11.89

Institutional Plus Shares—Net Assets
Applicable to 150,119,716 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,785,561
Net Asset Value Per Share—Institutional Plus Shares	$11.89
See accompanying Notes, which are an integral part of the Financial Statements.
117

Intermediate-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Interest [1]	768,728
Total Income	768,728
Expenses
The Vanguard Group—Note B
Investment Advisory Services	900
Management and Administrative—Investor Shares	175
Management and Administrative—ETF Shares	4,250
Management and Administrative—Admiral Shares	12,064
Management and Administrative—Institutional Shares	1,445
Management and Administrative—Institutional Plus Shares	576
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—ETF Shares	670
Marketing and Distribution—Admiral Shares	812
Marketing and Distribution—Institutional Shares	111
Marketing and Distribution—Institutional Plus Shares	27
Custodian Fees	72
Auditing Fees	42
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	572
Shareholders’ Reports—Admiral Shares	228
Shareholders’ Reports—Institutional Shares	22
Shareholders’ Reports—Institutional Plus Shares	59
Trustees’ Fees and Expenses	13
Total Expenses	22,049
Net Investment Income	746,679
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	668,531
Futures Contracts	(676)
Realized Net Gain (Loss)	667,855
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(2,372,665)
Net Increase (Decrease) in Net Assets Resulting from Operations	(958,131)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $115,000, $22,000, $5,000, and ($30,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $210,960,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	746,679	844,367
Realized Net Gain (Loss)	667,855	959,206
Change in Unrealized Appreciation (Depreciation)	(2,372,665)	1,444,117
Net Increase (Decrease) in Net Assets Resulting from Operations	(958,131)	3,247,690
Distributions
Investor Shares	(3,952)	(4,860)
ETF Shares	(492,169)	(414,121)
Admiral Shares	(638,692)	(557,860)
Institutional Shares	(110,932)	(100,159)
Institutional Plus Shares	(59,675)	(52,739)
Total Distributions	(1,305,420)	(1,129,739)
Capital Share Transactions
Investor Shares	(59,389)	(2,825)
ETF Shares	(271,705)	1,219,912
Admiral Shares	(355,217)	2,382,489
Institutional Shares	(58,451)	167,676
Institutional Plus Shares	103,097	36,822
Net Increase (Decrease) from Capital Share Transactions	(641,665)	3,804,074
Total Increase (Decrease)	(2,905,216)	5,922,025
Net Assets
Beginning of Period	41,197,125	35,275,100
End of Period	38,291,909	41,197,125
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.59	$11.81	$11.02	$11.36	$11.24
Investment Operations
Net Investment Income[1]	.221	.271	.316	.306	.289
Net Realized and Unrealized Gain (Loss) on Investments	(.529)	.868	.787	(.340)	.132
Total from Investment Operations	(.308)	1.139	1.103	(.034)	.421
Distributions
Dividends from Net Investment Income	(.219)	(.271)	(.313)	(.306)	(.290)
Distributions from Realized Capital Gains	(.173)	(.088)	—	—	(.011)
Total Distributions	(.392)	(.359)	(.313)	(.306)	(.301)
Net Asset Value, End of Period	$11.89	$12.59	$11.81	$11.02	$11.36
Total Return[2]	-2.44%	9.71%	10.09%	-0.25%	3.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$103	$170	$163	$1,037	$1,307
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.18%	2.78%	2.79%	2.54%
Portfolio Turnover Rate[3]	46%	55%	50%	53%	55%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$92.73	$87.08	$81.27	$83.73	$82.86
Investment Operations
Net Investment Income[1]	1.715	2.080	2.392	2.320	2.199
Net Realized and Unrealized Gain (Loss) on Investments	(3.817)	6.313	5.816	(2.442)	.925
Total from Investment Operations	(2.102)	8.393	8.208	(.122)	3.124
Distributions
Dividends from Net Investment Income	(1.719)	(2.094)	(2.398)	(2.338)	(2.174)
Distributions from Realized Capital Gains	(1.279)	(.649)	—	—	(.080)
Total Distributions	(2.998)	(2.743)	(2.398)	(2.338)	(2.254)
Net Asset Value, End of Period	$87.63	$92.73	$87.08	$81.27	$83.73
Total Return	-2.27%	9.71%	10.19%	-0.09%	3.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,359	$15,482	$13,546	$12,772	$15,328
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.91%	2.27%	2.80%	2.87%	2.62%
Portfolio Turnover Rate[2]	46%	55%	50%	53%	55%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.59	$11.81	$11.02	$11.36	$11.24
Investment Operations
Net Investment Income[1]	.229	.280	.322	.315	.298
Net Realized and Unrealized Gain (Loss) on Investments	(.527)	.869	.790	(.341)	.132
Total from Investment Operations	(.298)	1.149	1.112	(.026)	.430
Distributions
Dividends from Net Investment Income	(.229)	(.281)	(.322)	(.314)	(.299)
Distributions from Realized Capital Gains	(.173)	(.088)	—	—	(.011)
Total Distributions	(.402)	(.369)	(.322)	(.314)	(.310)
Net Asset Value, End of Period	$11.89	$12.59	$11.81	$11.02	$11.36
Total Return[2]	-2.36%	9.80%	10.18%	-0.17%	3.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,773	$20,241	$16,776	$12,830	$13,477
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.88%	2.25%	2.78%	2.87%	2.62%
Portfolio Turnover Rate[3]	46%	55%	50%	53%	55%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.59	$11.81	$11.02	$11.36	$11.24
Investment Operations
Net Investment Income[1]	.232	.283	.325	.317	.301
Net Realized and Unrealized Gain (Loss) on Investments	(.527)	.868	.790	(.340)	.131
Total from Investment Operations	(.295)	1.151	1.115	(.023)	.432
Distributions
Dividends from Net Investment Income	(.232)	(.283)	(.325)	(.317)	(.301)
Distributions from Realized Capital Gains	(.173)	(.088)	—	—	(.011)
Total Distributions	(.405)	(.371)	(.325)	(.317)	(.312)
Net Asset Value, End of Period	$11.89	$12.59	$11.81	$11.02	$11.36
Total Return	-2.34%	9.82%	10.20%	-0.15%	3.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,271	$3,527	$3,158	$2,952	$3,127
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.28%	2.81%	2.89%	2.64%
Portfolio Turnover Rate[2]	46%	55%	50%	53%	55%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.59	$11.81	$11.02	$11.36	$11.24
Investment Operations
Net Investment Income[1]	.233	.285	.326	.319	.302
Net Realized and Unrealized Gain (Loss) on Investments	(.527)	.868	.790	(.341)	.131
Total from Investment Operations	(.294)	1.153	1.116	(.022)	.433
Distributions
Dividends from Net Investment Income	(.233)	(.285)	(.326)	(.318)	(.302)
Distributions from Realized Capital Gains	(.173)	(.088)	—	—	(.011)
Total Distributions	(.406)	(.373)	(.326)	(.318)	(.313)
Net Asset Value, End of Period	$11.89	$12.59	$11.81	$11.02	$11.36
Total Return	-2.33%	9.83%	10.21%	-0.14%	3.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,786	$1,777	$1,632	$1,752	$1,640
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.91%	2.29%	2.83%	2.90%	2.65%
Portfolio Turnover Rate[2]	46%	55%	50%	53%	55%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the
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Intermediate-Term Bond Index Fund
average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2021.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on
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Intermediate-Term Bond Index Fund
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,284,000, representing less than 0.01% of the fund’s net assets and 0.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
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Intermediate-Term Bond Index Fund
The following table summarizes the market value of the fund's investments as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,962,071	—	20,962,071
Corporate Bonds	—	15,339,937	—	15,339,937
Sovereign Bonds	—	1,649,789	—	1,649,789
Taxable Municipal Bonds	—	141,172	—	141,172
Temporary Cash Investments	48,002	—	—	48,002
Total	48,002	38,092,969	—	38,140,971
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	232,297
Total Distributable Earnings (Loss)	(232,297)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	102
Undistributed Long-Term Gains	9,088
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	225,255
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Intermediate-Term Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	746,582	844,360
Long-Term Capital Gains	558,838	285,379
Total	1,305,420	1,129,739
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	37,915,716
Gross Unrealized Appreciation	846,477
Gross Unrealized Depreciation	(621,222)
Net Unrealized Appreciation (Depreciation)	225,255
E.	During the year ended December 31, 2021, the fund purchased $10,819,413,000 of investment securities and sold $13,553,201,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $13,241,170,000 and $11,436,059,000, respectively. Purchases and sales include $6,172,931,000 and $6,578,924,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $187,149,000 and sales were $10,585,888,000, resulting in net realized gain of $418,248,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,241	1,164	55,957	4,509
Issued in Lieu of Cash Distributions	3,946	327	4,860	389
Redeemed	(77,576)	(6,408)	(63,642)	(5,167)
Net Increase (Decrease)—Investor Shares	(59,389)	(4,917)	(2,825)	(269)
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Intermediate-Term Bond Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,426,384	71,500	7,958,107	86,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,698,089)	(74,600)	(6,738,195)	(75,000)
Net Increase (Decrease)—ETF Shares	(271,705)	(3,100)	1,219,912	11,400
Admiral Shares
Issued	4,313,496	353,170	6,748,709	542,772
Issued in Lieu of Cash Distributions	549,765	45,606	480,071	38,430
Redeemed	(5,218,478)	(428,670)	(4,846,291)	(392,940)
Net Increase (Decrease)—Admiral Shares	(355,217)	(29,894)	2,382,489	188,262
Institutional Shares
Issued	930,834	76,452	1,290,307	103,732
Issued in Lieu of Cash Distributions	107,115	8,886	94,840	7,594
Redeemed	(1,096,400)	(90,523)	(1,217,471)	(98,429)
Net Increase (Decrease)—Institutional Shares	(58,451)	(5,185)	167,676	12,897
Institutional Plus Shares
Issued	482,941	39,664	415,904	33,467
Issued in Lieu of Cash Distributions	26,886	2,231	24,997	2,001
Redeemed	(406,730)	(32,929)	(404,079)	(32,409)
Net Increase (Decrease)—Institutional Plus Shares	103,097	8,966	36,822	3,059
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
130

Long-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Long-Term Bond Index Fund ETF Shares Net Asset Value	-2.63%	7.38%	5.68%	$17,377
Long-Term Bond Index Fund ETF Shares Market Price	-2.92	7.25	5.58	17,219
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-2.52	7.39	5.72	17,438
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

	One Year	Since Inception (2/7/2019)	Final Value of a $10,000 Investment
Long-Term Bond Index Fund Admiral Shares	-3.15%	9.79%	$13,106
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-2.52	10.06	13,199
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	4.68	11,417
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to ETF Shares.
See Financial Highlights for dividend and capital gains information.
131

Long-Term Bond Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Long-Term Bond Index Fund Institutional Shares	-3.12%	7.29%	5.66%	$8,668,887
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-2.52	7.39	5.72	8,718,980
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	6,677,759

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Long-Term Bond Index Fund Institutional Plus Shares	-3.11%	7.30%	5.67%	$173,626,190
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-2.52	7.39	5.72	174,379,590
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	133,555,180
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Long-Term Bond Index Fund ETF Shares Market Price	-2.92%	41.93%	72.19%
Long-Term Bond Index Fund ETF Shares Net Asset Value	-2.63	42.78	73.77
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-2.52	42.86	74.38
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to ETF Shares.
132

Long-Term Bond Index Fund
Fund Allocation
As of December 31, 2021
Corporate Bonds	51.2%
Sovereign Bonds	3.1
Taxable Municipal Bonds	3.1
U.S. Government and Agency Obligations	42.6
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
133

Long-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (42.3%)
U.S. Government Securities (41.7%)
United States Treasury Note/Bond	4.500%	2/15/36	4,960	6,807
United States Treasury Note/Bond	4.750%	2/15/37	15,420	21,846
United States Treasury Note/Bond	4.375%	2/15/38	13,328	18,325
United States Treasury Note/Bond	4.500%	5/15/38	15,925	22,218
United States Treasury Note/Bond	3.500%	2/15/39	12,273	15,366
United States Treasury Note/Bond	4.250%	5/15/39	23,710	32,450
United States Treasury Note/Bond	4.500%	8/15/39	26,066	36,745
United States Treasury Note/Bond	4.375%	11/15/39	29,710	41,348
United States Treasury Note/Bond	4.625%	2/15/40	19,050	27,316
United States Treasury Note/Bond	1.125%	5/15/40	81,365	71,169
United States Treasury Note/Bond	4.375%	5/15/40	34,160	47,712
United States Treasury Note/Bond	1.125%	8/15/40	56,190	48,947
United States Treasury Note/Bond	3.875%	8/15/40	16,065	21,138
United States Treasury Note/Bond	1.375%	11/15/40	115,515	104,992
United States Treasury Note/Bond	4.250%	11/15/40	34,800	48,013
United States Treasury Note/Bond	1.875%	2/15/41	140,613	138,943
United States Treasury Note/Bond	4.750%	2/15/41	30,705	45,084
United States Treasury Note/Bond	2.250%	5/15/41	148,810	156,064
United States Treasury Note/Bond	4.375%	5/15/41	37,045	52,152
United States Treasury Note/Bond	1.750%	8/15/41	107,483	103,973
United States Treasury Note/Bond	3.750%	8/15/41	28,470	37,140
United States Treasury Note/Bond	2.000%	11/15/41	118,535	119,665
United States Treasury Note/Bond	3.125%	11/15/41	36,977	44,401
United States Treasury Note/Bond	3.125%	2/15/42	48,652	58,550
United States Treasury Note/Bond	3.000%	5/15/42	25,725	30,436
United States Treasury Note/Bond	2.750%	8/15/42	44,208	50,335
United States Treasury Note/Bond	2.750%	11/15/42	68,043	77,473
United States Treasury Note/Bond	3.125%	2/15/43	62,515	75,321
United States Treasury Note/Bond	2.875%	5/15/43	82,975	96,329
United States Treasury Note/Bond	3.625%	8/15/43	58,520	75,875
United States Treasury Note/Bond	3.750%	11/15/43	57,710	76,231
United States Treasury Note/Bond	3.625%	2/15/44	75,749	98,533
United States Treasury Note/Bond	3.375%	5/15/44	71,377	89,846
United States Treasury Note/Bond	3.125%	8/15/44	71,978	87,330
United States Treasury Note/Bond	2.500%	2/15/45	42,431	46,641
United States Treasury Note/Bond	2.875%	8/15/45	32,492	38,147
United States Treasury Note/Bond	3.000%	11/15/45	22,995	27,612
United States Treasury Note/Bond	2.500%	2/15/46	34,810	38,427
United States Treasury Note/Bond	2.500%	5/15/46	72,756	80,395
134

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	8/15/46	84,023	88,776
	United States Treasury Note/Bond	2.875%	11/15/46	48,844	57,774
	United States Treasury Note/Bond	3.000%	2/15/47	47,344	57,316
	United States Treasury Note/Bond	3.000%	5/15/47	66,461	80,657
	United States Treasury Note/Bond	2.750%	8/15/47	79,621	92,634
	United States Treasury Note/Bond	2.750%	11/15/47	88,696	103,247
	United States Treasury Note/Bond	3.000%	2/15/48	84,480	103,079
	United States Treasury Note/Bond	3.125%	5/15/48	107,596	134,428
	United States Treasury Note/Bond	3.000%	8/15/48	113,175	138,391
	United States Treasury Note/Bond	3.375%	11/15/48	114,961	150,419
	United States Treasury Note/Bond	3.000%	2/15/49	81,831	100,550
	United States Treasury Note/Bond	2.875%	5/15/49	125,630	151,266
	United States Treasury Note/Bond	2.250%	8/15/49	97,160	104,006
	United States Treasury Note/Bond	2.375%	11/15/49	109,371	120,172
	United States Treasury Note/Bond	2.000%	2/15/50	88,639	89,983
[1]	United States Treasury Note/Bond	1.250%	5/15/50	138,610	117,645
	United States Treasury Note/Bond	1.375%	8/15/50	127,559	111,694
	United States Treasury Note/Bond	1.625%	11/15/50	161,529	150,373
	United States Treasury Note/Bond	1.875%	2/15/51	141,874	140,367
	United States Treasury Note/Bond	2.375%	5/15/51	162,672	179,702
	United States Treasury Note/Bond	2.000%	8/15/51	159,366	162,454
	United States Treasury Note/Bond	1.875%	11/15/51	115,600	114,679
					4,858,907
Agency Bonds and Notes (0.6%)
[2]	AID-Israel	5.500%	9/18/33	1,000	1,375
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,441
	Federal Home Loan Banks	5.500%	7/15/36	4,055	5,881
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	12,427	17,787
[3,4]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	27
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	4,370	6,512
[3]	Federal National Mortgage Assn.	6.210%	8/6/38	770	1,234
	Tennessee Valley Authority	4.650%	6/15/35	2,510	3,240
	Tennessee Valley Authority	5.880%	4/1/36	4,535	6,627
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,459
	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,720
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,687
	Tennessee Valley Authority	5.250%	9/15/39	7,935	11,255
	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,821
	Tennessee Valley Authority	5.375%	4/1/56	950	1,546
	Tennessee Valley Authority	4.625%	9/15/60	400	600
	Tennessee Valley Authority	4.250%	9/15/65	2,500	3,585
					71,797
Total U.S. Government and Agency Obligations (Cost $4,622,833)					4,930,704
Corporate Bonds (50.9%)
Communications (6.8%)
	Activision Blizzard Inc.	4.500%	6/15/47	625	751
	Activision Blizzard Inc.	2.500%	9/15/50	3,148	2,763
	Alphabet Inc.	1.900%	8/15/40	2,500	2,279
	Alphabet Inc.	2.050%	8/15/50	4,775	4,282
	Alphabet Inc.	2.250%	8/15/60	3,279	2,931
	America Movil SAB de CV	6.375%	3/1/35	1,438	1,987
	America Movil SAB de CV	6.125%	11/15/37	1,100	1,493
	America Movil SAB de CV	6.125%	3/30/40	4,692	6,491
135

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	America Movil SAB de CV	4.375%	7/16/42	3,119	3,690
	America Movil SAB de CV	4.375%	4/22/49	3,241	3,942
	AT&T Inc.	2.250%	2/1/32	6,075	5,878
	AT&T Inc.	2.550%	12/1/33	9,425	9,230
	AT&T Inc.	6.150%	9/15/34	640	835
	AT&T Inc.	4.500%	5/15/35	5,437	6,275
	AT&T Inc.	5.250%	3/1/37	4,125	5,103
	AT&T Inc.	4.900%	8/15/37	3,010	3,622
	AT&T Inc.	4.850%	3/1/39	4,021	4,804
	AT&T Inc.	6.000%	8/15/40	770	1,042
	AT&T Inc.	5.350%	9/1/40	2,600	3,287
	AT&T Inc.	3.500%	6/1/41	6,575	6,766
	AT&T Inc.	5.550%	8/15/41	2,309	3,014
	AT&T Inc.	5.150%	3/15/42	1,450	1,796
	AT&T Inc.	4.900%	6/15/42	2,170	2,605
	AT&T Inc.	4.300%	12/15/42	2,961	3,339
	AT&T Inc.	3.100%	2/1/43	4,135	4,005
	AT&T Inc.	4.650%	6/1/44	2,175	2,552
	AT&T Inc.	4.350%	6/15/45	2,618	2,963
	AT&T Inc.	4.750%	5/15/46	5,381	6,505
[4]	AT&T Inc.	5.150%	11/15/46	3,102	3,949
	AT&T Inc.	5.650%	2/15/47	325	436
	AT&T Inc.	5.450%	3/1/47	1,295	1,698
	AT&T Inc.	4.500%	3/9/48	4,143	4,835
	AT&T Inc.	4.550%	3/9/49	2,307	2,719
	AT&T Inc.	5.150%	2/15/50	695	891
	AT&T Inc.	3.650%	6/1/51	7,425	7,706
	AT&T Inc.	3.300%	2/1/52	5,717	5,600
	AT&T Inc.	3.500%	9/15/53	15,875	16,046
	AT&T Inc.	3.550%	9/15/55	17,692	17,725
	AT&T Inc.	3.800%	12/1/57	13,542	14,110
	AT&T Inc.	3.650%	9/15/59	14,977	15,118
	AT&T Inc.	3.850%	6/1/60	3,360	3,510
	AT&T Inc.	3.500%	2/1/61	2,185	2,157
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	666	826
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	555	675
[4]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,000	2,041
	Charter Communications Operating LLC	2.300%	2/1/32	962	914
	Charter Communications Operating LLC	6.384%	10/23/35	6,775	8,776
	Charter Communications Operating LLC	5.375%	4/1/38	1,200	1,430
	Charter Communications Operating LLC	3.500%	6/1/41	2,350	2,291
	Charter Communications Operating LLC	3.500%	3/1/42	3,150	3,056
	Charter Communications Operating LLC	6.484%	10/23/45	8,072	11,036
	Charter Communications Operating LLC	5.375%	5/1/47	5,379	6,424
	Charter Communications Operating LLC	5.750%	4/1/48	5,980	7,467
	Charter Communications Operating LLC	5.125%	7/1/49	3,017	3,494
	Charter Communications Operating LLC	4.800%	3/1/50	6,712	7,524
	Charter Communications Operating LLC	3.700%	4/1/51	4,678	4,522
	Charter Communications Operating LLC	3.900%	6/1/52	5,756	5,760
	Charter Communications Operating LLC	6.834%	10/23/55	1,088	1,558
	Charter Communications Operating LLC	3.850%	4/1/61	4,050	3,821
	Charter Communications Operating LLC	4.400%	12/1/61	3,225	3,336
	Charter Communications Operating LLC	3.950%	6/30/62	1,775	1,715
	Comcast Corp.	4.250%	1/15/33	4,869	5,706
	Comcast Corp.	7.050%	3/15/33	1,659	2,381
136

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.200%	8/15/34	1,675	1,971
	Comcast Corp.	5.650%	6/15/35	1,250	1,653
	Comcast Corp.	4.400%	8/15/35	3,130	3,722
	Comcast Corp.	6.500%	11/15/35	522	748
	Comcast Corp.	3.200%	7/15/36	1,516	1,614
	Comcast Corp.	6.450%	3/15/37	2,932	4,250
	Comcast Corp.	3.900%	3/1/38	3,225	3,638
	Comcast Corp.	4.600%	10/15/38	2,757	3,350
	Comcast Corp.	3.250%	11/1/39	3,960	4,171
	Comcast Corp.	3.750%	4/1/40	3,410	3,815
	Comcast Corp.	4.650%	7/15/42	3,580	4,405
	Comcast Corp.	4.600%	8/15/45	2,310	2,860
	Comcast Corp.	3.400%	7/15/46	1,819	1,917
	Comcast Corp.	4.000%	8/15/47	1,825	2,092
	Comcast Corp.	3.969%	11/1/47	6,565	7,518
	Comcast Corp.	4.000%	3/1/48	2,574	2,959
	Comcast Corp.	4.700%	10/15/48	2,650	3,391
	Comcast Corp.	3.999%	11/1/49	5,542	6,422
	Comcast Corp.	3.450%	2/1/50	2,725	2,911
	Comcast Corp.	2.800%	1/15/51	3,525	3,360
[5]	Comcast Corp.	2.887%	11/1/51	11,165	10,802
	Comcast Corp.	2.450%	8/15/52	3,395	3,041
	Comcast Corp.	4.049%	11/1/52	3,378	3,969
[5]	Comcast Corp.	2.937%	11/1/56	11,563	11,014
	Comcast Corp.	4.950%	10/15/58	2,573	3,552
	Comcast Corp.	2.650%	8/15/62	2,605	2,313
[5]	Comcast Corp.	2.987%	11/1/63	8,982	8,537
	Deutsche Telekom International Finance BV	9.250%	6/1/32	400	637
	Discovery Communications LLC	5.000%	9/20/37	1,835	2,190
	Discovery Communications LLC	6.350%	6/1/40	1,140	1,570
	Discovery Communications LLC	4.875%	4/1/43	1,241	1,468
	Discovery Communications LLC	5.200%	9/20/47	3,197	3,953
	Discovery Communications LLC	5.300%	5/15/49	2,154	2,723
	Discovery Communications LLC	4.650%	5/15/50	2,510	2,954
	Discovery Communications LLC	4.000%	9/15/55	3,714	3,911
	Electronic Arts Inc.	2.950%	2/15/51	1,205	1,144
	Fox Corp.	5.476%	1/25/39	2,025	2,605
	Fox Corp.	5.576%	1/25/49	3,401	4,638
	Grupo Televisa SAB	8.500%	3/11/32	685	983
	Grupo Televisa SAB	6.625%	1/15/40	1,270	1,727
	Grupo Televisa SAB	5.000%	5/13/45	1,700	2,003
	Grupo Televisa SAB	6.125%	1/31/46	1,650	2,235
	Grupo Televisa SAB	5.250%	5/24/49	2,375	2,988
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	700	717
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,511	2,054
	NBCUniversal Media LLC	4.450%	1/15/43	1,775	2,139
	Orange SA	5.375%	1/13/42	1,100	1,447
	Orange SA	5.500%	2/6/44	1,641	2,248
	Rogers Communications Inc.	7.500%	8/15/38	1,100	1,662
	Rogers Communications Inc.	4.500%	3/15/43	1,505	1,731
	Rogers Communications Inc.	5.450%	10/1/43	249	325
	Rogers Communications Inc.	5.000%	3/15/44	1,949	2,402
	Rogers Communications Inc.	4.300%	2/15/48	775	888
	Rogers Communications Inc.	4.350%	5/1/49	3,622	4,210
	Rogers Communications Inc.	3.700%	11/15/49	1,175	1,237
137

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Telefonica Emisiones SA	7.045%	6/20/36	4,155	5,951
	Telefonica Emisiones SA	4.665%	3/6/38	1,706	1,969
	Telefonica Emisiones SA	5.213%	3/8/47	4,972	6,170
	Telefonica Emisiones SA	4.895%	3/6/48	3,001	3,606
	Telefonica Emisiones SA	5.520%	3/1/49	3,525	4,599
	TELUS Corp.	4.600%	11/16/48	1,030	1,316
	TELUS Corp.	4.300%	6/15/49	1,581	1,948
	Thomson Reuters Corp.	5.500%	8/15/35	724	939
	Thomson Reuters Corp.	5.850%	4/15/40	1,405	1,975
	Thomson Reuters Corp.	5.650%	11/23/43	600	831
	Time Warner Cable LLC	6.550%	5/1/37	2,415	3,164
	Time Warner Cable LLC	7.300%	7/1/38	3,433	4,861
	Time Warner Cable LLC	6.750%	6/15/39	3,146	4,289
	Time Warner Cable LLC	5.875%	11/15/40	3,242	4,030
	Time Warner Cable LLC	5.500%	9/1/41	3,206	3,884
	Time Warner Cable LLC	4.500%	9/15/42	3,110	3,381
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,406	3,499
[5]	T-Mobile USA Inc.	2.700%	3/15/32	2,000	2,014
	T-Mobile USA Inc.	4.375%	4/15/40	6,730	7,673
	T-Mobile USA Inc.	3.000%	2/15/41	4,225	4,117
	T-Mobile USA Inc.	4.500%	4/15/50	6,720	7,874
	T-Mobile USA Inc.	3.300%	2/15/51	6,225	6,077
[5]	T-Mobile USA Inc.	3.400%	10/15/52	2,920	2,912
	T-Mobile USA Inc.	3.600%	11/15/60	2,435	2,426
[5]	T-Mobile USA Inc.	3.600%	11/15/60	1,750	1,738
[4]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	1,033	1,459
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,339	1,626
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,574	1,859
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,382	1,552
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,400	1,662
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	250	255
[5]	Verizon Communications Inc.	2.355%	3/15/32	7,800	7,693
	Verizon Communications Inc.	4.500%	8/10/33	6,581	7,754
	Verizon Communications Inc.	6.400%	9/15/33	610	829
	Verizon Communications Inc.	4.400%	11/1/34	5,035	5,862
	Verizon Communications Inc.	4.272%	1/15/36	6,988	8,213
	Verizon Communications Inc.	5.250%	3/16/37	4,178	5,443
	Verizon Communications Inc.	4.812%	3/15/39	4,696	5,895
	Verizon Communications Inc.	2.650%	11/20/40	7,000	6,644
	Verizon Communications Inc.	3.400%	3/22/41	12,050	12,646
	Verizon Communications Inc.	2.850%	9/3/41	2,120	2,093
	Verizon Communications Inc.	4.125%	8/15/46	3,541	4,109
	Verizon Communications Inc.	4.862%	8/21/46	7,705	9,925
	Verizon Communications Inc.	4.522%	9/15/48	4,977	6,240
	Verizon Communications Inc.	4.000%	3/22/50	3,750	4,312
	Verizon Communications Inc.	2.875%	11/20/50	5,765	5,476
	Verizon Communications Inc.	3.550%	3/22/51	12,045	12,979
	Verizon Communications Inc.	2.987%	10/30/56	10,673	10,122
	Verizon Communications Inc.	3.000%	11/20/60	4,180	3,957
	Verizon Communications Inc.	3.700%	3/22/61	9,235	9,997
	ViacomCBS Inc.	4.200%	5/19/32	2,287	2,583
	ViacomCBS Inc.	5.500%	5/15/33	1,155	1,448
	ViacomCBS Inc.	6.875%	4/30/36	2,655	3,802
	ViacomCBS Inc.	5.900%	10/15/40	863	1,146
	ViacomCBS Inc.	4.850%	7/1/42	2,011	2,409
138

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ViacomCBS Inc.	4.375%	3/15/43	3,670	4,174
	ViacomCBS Inc.	5.850%	9/1/43	1,494	2,019
	ViacomCBS Inc.	5.250%	4/1/44	779	973
	ViacomCBS Inc.	4.900%	8/15/44	1,036	1,258
	ViacomCBS Inc.	4.600%	1/15/45	1,614	1,939
	ViacomCBS Inc.	4.950%	5/19/50	2,692	3,419
	Vodafone Group plc	6.250%	11/30/32	1,850	2,459
	Vodafone Group plc	6.150%	2/27/37	3,793	5,154
	Vodafone Group plc	5.000%	5/30/38	2,177	2,708
	Vodafone Group plc	4.375%	2/19/43	2,566	2,988
	Vodafone Group plc	5.250%	5/30/48	7,109	9,284
	Vodafone Group plc	4.875%	6/19/49	4,281	5,401
	Vodafone Group plc	4.250%	9/17/50	3,325	3,867
	Vodafone Group plc	5.125%	6/19/59	825	1,079
	Walt Disney Co.	6.550%	3/15/33	1,296	1,801
	Walt Disney Co.	6.200%	12/15/34	1,981	2,773
	Walt Disney Co.	6.400%	12/15/35	1,971	2,823
	Walt Disney Co.	6.150%	3/1/37	698	978
	Walt Disney Co.	6.650%	11/15/37	1,475	2,186
	Walt Disney Co.	4.625%	3/23/40	1,115	1,385
	Walt Disney Co.	3.500%	5/13/40	2,530	2,773
	Walt Disney Co.	6.150%	2/15/41	1,180	1,733
	Walt Disney Co.	5.400%	10/1/43	2,935	4,041
	Walt Disney Co.	4.750%	9/15/44	2,329	2,980
	Walt Disney Co.	4.750%	11/15/46	1,877	2,416
	Walt Disney Co.	2.750%	9/1/49	4,600	4,453
	Walt Disney Co.	4.700%	3/23/50	3,930	5,181
	Walt Disney Co.	3.600%	1/13/51	6,275	7,100
	Walt Disney Co.	3.800%	5/13/60	3,700	4,298
					789,143
Consumer Discretionary (2.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	725	827
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,775	3,008
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,300	2,100
	Alibaba Group Holding Ltd.	4.200%	12/6/47	4,275	4,724
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,700	3,447
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,680	1,913
	Alibaba Group Holding Ltd.	3.250%	2/9/61	2,275	2,109
	Amazon.com Inc.	4.800%	12/5/34	3,100	3,961
	Amazon.com Inc.	3.875%	8/22/37	7,591	8,917
	Amazon.com Inc.	2.875%	5/12/41	4,300	4,441
	Amazon.com Inc.	4.950%	12/5/44	3,575	4,880
	Amazon.com Inc.	4.050%	8/22/47	7,310	8,899
	Amazon.com Inc.	2.500%	6/3/50	5,595	5,325
	Amazon.com Inc.	3.100%	5/12/51	7,000	7,478
	Amazon.com Inc.	4.250%	8/22/57	4,920	6,311
	Amazon.com Inc.	2.700%	6/3/60	5,106	4,915
	Amazon.com Inc.	3.250%	5/12/61	4,075	4,394
[4]	American University	3.672%	4/1/49	1,340	1,548
	Aptiv plc	4.400%	10/1/46	275	323
	Aptiv plc	5.400%	3/15/49	1,150	1,525
	Aptiv plc	3.100%	12/1/51	3,240	3,087
	BorgWarner Inc.	4.375%	3/15/45	1,100	1,280
[4]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	1,225	1,330
139

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	California Endowment	2.498%	4/1/51	590	583
	California Institute of Technology	4.321%	8/1/45	1,150	1,496
	California Institute of Technology	4.700%	11/1/11	430	630
	California Institute of Technology	3.650%	9/1/19	1,300	1,522
	Cleveland Clinic Foundation	4.858%	1/1/14	1,040	1,546
	Darden Restaurants Inc.	4.550%	2/15/48	700	810
[4]	Duke University	2.682%	10/1/44	1,000	1,004
[4]	Duke University	2.757%	10/1/50	650	673
[4]	Duke University	2.832%	10/1/55	1,315	1,362
	eBay Inc.	4.000%	7/15/42	1,480	1,665
	eBay Inc.	3.650%	5/10/51	2,325	2,528
[4]	Emory University	2.969%	9/1/50	1,100	1,161
[4]	Ford Foundation	2.415%	6/1/50	956	929
[4]	Ford Foundation	2.815%	6/1/70	1,430	1,474
	General Motors Co.	5.000%	4/1/35	1,613	1,916
	General Motors Co.	6.600%	4/1/36	2,941	3,971
	General Motors Co.	5.150%	4/1/38	2,605	3,135
	General Motors Co.	6.250%	10/2/43	3,047	4,168
	General Motors Co.	5.200%	4/1/45	2,493	3,085
	General Motors Co.	6.750%	4/1/46	2,030	2,937
	General Motors Co.	5.400%	4/1/48	1,657	2,117
	General Motors Co.	5.950%	4/1/49	2,100	2,872
[4]	George Washington University	4.300%	9/15/44	865	1,099
	George Washington University	4.868%	9/15/45	300	404
[4]	George Washington University	4.126%	9/15/48	2,039	2,477
[4]	Georgetown University	4.315%	4/1/49	750	932
[4]	Georgetown University	2.943%	4/1/50	715	719
[4]	Georgetown University	5.215%	10/1/18	700	1,001
	Harley-Davidson Inc.	4.625%	7/28/45	1,155	1,229
	Hasbro Inc.	6.350%	3/15/40	304	421
	Hasbro Inc.	5.100%	5/15/44	1,025	1,274
	Home Depot Inc.	5.875%	12/16/36	6,944	9,832
	Home Depot Inc.	3.300%	4/15/40	2,873	3,112
	Home Depot Inc.	5.950%	4/1/41	1,835	2,630
	Home Depot Inc.	4.200%	4/1/43	2,316	2,790
	Home Depot Inc.	4.875%	2/15/44	2,238	2,948
	Home Depot Inc.	4.400%	3/15/45	1,147	1,430
	Home Depot Inc.	4.250%	4/1/46	3,054	3,755
	Home Depot Inc.	3.900%	6/15/47	3,785	4,445
	Home Depot Inc.	4.500%	12/6/48	4,380	5,678
	Home Depot Inc.	3.125%	12/15/49	2,475	2,609
	Home Depot Inc.	3.350%	4/15/50	3,713	4,059
	Home Depot Inc.	2.375%	3/15/51	3,365	3,101
	Home Depot Inc.	2.750%	9/15/51	3,050	3,028
	Home Depot Inc.	3.500%	9/15/56	1,158	1,307
	JD.com Inc.	4.125%	1/14/50	700	743
[4]	Johns Hopkins University	4.083%	7/1/53	781	1,033
[4]	Johns Hopkins University	2.813%	1/1/60	900	916
	Kohl's Corp.	5.550%	7/17/45	1,200	1,390
	Lear Corp.	2.600%	1/15/32	725	714
	Lear Corp.	5.250%	5/15/49	1,400	1,770
	Lear Corp.	3.550%	1/15/52	925	914
	Leggett & Platt Inc.	3.500%	11/15/51	1,300	1,307
	Leland Stanford Junior University	3.647%	5/1/48	2,095	2,535
	Leland Stanford Junior University	2.413%	6/1/50	625	609
140

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	5.000%	4/15/40	1,290	1,622
	Lowe's Cos. Inc.	2.800%	9/15/41	2,400	2,345
	Lowe's Cos. Inc.	4.250%	9/15/44	448	508
	Lowe's Cos. Inc.	3.700%	4/15/46	2,034	2,229
	Lowe's Cos. Inc.	4.050%	5/3/47	4,600	5,311
	Lowe's Cos. Inc.	4.550%	4/5/49	2,200	2,765
	Lowe's Cos. Inc.	5.125%	4/15/50	1,050	1,425
	Lowe's Cos. Inc.	3.000%	10/15/50	5,225	5,160
[4]	Marriott International Inc.	3.500%	10/15/32	2,275	2,384
	Masco Corp.	4.500%	5/15/47	1,394	1,682
	Masco Corp.	3.125%	2/15/51	550	549
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	800	974
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	1,795	1,977
	Massachusetts Institute of Technology	5.600%	7/1/11	1,610	2,851
	Massachusetts Institute of Technology	4.678%	7/1/14	1,225	1,830
	Massachusetts Institute of Technology	3.885%	7/1/16	1,216	1,524
[4]	McDonald's Corp.	4.700%	12/9/35	2,620	3,207
[4]	McDonald's Corp.	6.300%	10/15/37	1,124	1,588
[4]	McDonald's Corp.	6.300%	3/1/38	1,881	2,680
[4]	McDonald's Corp.	5.700%	2/1/39	1,892	2,578
[4]	McDonald's Corp.	4.875%	7/15/40	1,250	1,571
[4]	McDonald's Corp.	3.700%	2/15/42	1,319	1,462
[4]	McDonald's Corp.	3.625%	5/1/43	975	1,060
[4]	McDonald's Corp.	4.600%	5/26/45	1,509	1,866
[4]	McDonald's Corp.	4.875%	12/9/45	2,116	2,725
[4]	McDonald's Corp.	4.450%	3/1/47	2,418	2,955
[4]	McDonald's Corp.	4.450%	9/1/48	2,015	2,484
[4]	McDonald's Corp.	3.625%	9/1/49	3,625	4,009
[4]	McDonald's Corp.	4.200%	4/1/50	2,200	2,671
	MDC Holdings Inc.	6.000%	1/15/43	1,660	2,094
	NIKE Inc.	3.250%	3/27/40	1,745	1,900
	NIKE Inc.	3.625%	5/1/43	1,150	1,312
	NIKE Inc.	3.875%	11/1/45	1,994	2,397
	NIKE Inc.	3.375%	11/1/46	1,115	1,238
	NIKE Inc.	3.375%	3/27/50	2,873	3,252
[4]	Northwestern University	4.643%	12/1/44	1,285	1,669
[4]	Northwestern University	2.640%	12/1/50	470	482
[4]	Northwestern University	3.662%	12/1/57	912	1,138
	Owens Corning	7.000%	12/1/36	530	751
	Owens Corning	4.300%	7/15/47	1,220	1,402
	Owens Corning	4.400%	1/30/48	1,327	1,555
	President & Fellows of Harvard College	4.875%	10/15/40	1,115	1,519
	President & Fellows of Harvard College	3.150%	7/15/46	751	853
	President & Fellows of Harvard College	2.517%	10/15/50	875	882
	President & Fellows of Harvard College	3.300%	7/15/56	1,225	1,409
	PulteGroup Inc.	6.375%	5/15/33	2,300	2,996
	PulteGroup Inc.	6.000%	2/15/35	500	645
[4]	Rockefeller Foundation	2.492%	10/1/50	1,120	1,106
	Snap-on Inc.	4.100%	3/1/48	1,195	1,448
	Snap-on Inc.	3.100%	5/1/50	1,000	1,055
	Stanley Black & Decker Inc.	5.200%	9/1/40	750	980
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,173	2,906
	Starbucks Corp.	4.300%	6/15/45	800	941
	Starbucks Corp.	3.750%	12/1/47	1,208	1,329
	Starbucks Corp.	4.500%	11/15/48	2,000	2,475
141

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	4.450%	8/15/49	1,860	2,292
	Starbucks Corp.	3.350%	3/12/50	1,250	1,304
	Starbucks Corp.	3.500%	11/15/50	3,525	3,800
	Tapestry Inc.	3.050%	3/15/32	1,200	1,205
	TJX Cos. Inc.	4.500%	4/15/50	137	184
[4]	Trustees of Boston College	3.129%	7/1/52	650	697
[4]	Trustees of Boston University	4.061%	10/1/48	775	949
	Trustees of Princeton University	5.700%	3/1/39	930	1,342
[4]	Trustees of Princeton University	2.516%	7/1/50	1,502	1,506
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	400	383
	Trustees of the University of Pennsylvania	4.674%	9/1/12	900	1,365
	Trustees of the University of Pennsylvania	3.610%	2/15/19	550	641
[4]	University of Chicago	2.547%	4/1/50	1,163	1,124
[4]	University of Chicago	4.003%	10/1/53	1,225	1,544
[4]	University of Notre Dame du Lac	3.438%	2/15/45	864	1,005
[4]	University of Notre Dame du Lac	3.394%	2/15/48	890	1,037
[4]	University of Southern California	3.028%	10/1/39	2,580	2,729
	University of Southern California	2.805%	10/1/50	725	734
[4]	University of Southern California	2.945%	10/1/51	875	896
	University of Southern California	5.250%	10/1/11	735	1,214
[4]	University of Southern California	3.226%	10/1/20	725	742
	Whirlpool Corp.	4.600%	5/15/50	2,390	2,956
[4]	William Marsh Rice University	3.574%	5/15/45	759	880
[4]	William Marsh Rice University	3.774%	5/15/55	750	954
[4]	Yale University	2.402%	4/15/50	1,405	1,382
					339,128
Consumer Staples (3.8%)
	Altria Group Inc.	2.450%	2/4/32	5,275	5,008
	Altria Group Inc.	5.800%	2/14/39	1,050	1,264
	Altria Group Inc.	3.400%	2/4/41	3,225	2,974
	Altria Group Inc.	4.250%	8/9/42	2,177	2,212
	Altria Group Inc.	4.500%	5/2/43	3,511	3,661
	Altria Group Inc.	5.375%	1/31/44	6,122	7,079
	Altria Group Inc.	3.875%	9/16/46	1,230	1,192
	Altria Group Inc.	5.950%	2/14/49	4,865	6,093
	Altria Group Inc.	4.450%	5/6/50	1,045	1,088
	Altria Group Inc.	3.700%	2/4/51	1,590	1,482
	Altria Group Inc.	6.200%	2/14/59	712	930
	Altria Group Inc.	4.000%	2/4/61	3,015	2,892
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,601	11,597
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	21,531	27,273
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	5,792	6,953
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,503	3,903
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,475	4,203
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	4,293	5,399
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,080	1,415
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	2,699	3,155
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,202	3,582
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	4,020	5,271
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,862	3,016
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,554	1,827
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,763	3,468
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,383	3,678
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	5,690	6,964
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,796	5,740
142

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	4,259	5,891
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,284	2,821
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,940	6,219
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,155	6,015
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,272	2,834
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,590	2,109
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,695	2,274
	Archer-Daniels-Midland Co.	4.535%	3/26/42	100	128
	Archer-Daniels-Midland Co.	3.750%	9/15/47	787	934
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	645
	Archer-Daniels-Midland Co.	2.700%	9/15/51	1,050	1,055
	BAT Capital Corp.	4.390%	8/15/37	6,380	6,732
	BAT Capital Corp.	3.734%	9/25/40	1,250	1,200
	BAT Capital Corp.	4.540%	8/15/47	3,645	3,811
	BAT Capital Corp.	4.758%	9/6/49	2,912	3,119
	BAT Capital Corp.	5.282%	4/2/50	744	844
	BAT Capital Corp.	3.984%	9/25/50	3,200	3,094
	Brown-Forman Corp.	4.500%	7/15/45	1,890	2,402
	Campbell Soup Co.	4.800%	3/15/48	852	1,065
	Campbell Soup Co.	3.125%	4/24/50	1,448	1,423
	Church & Dwight Co. Inc.	3.950%	8/1/47	825	975
	Coca-Cola Co.	2.250%	1/5/32	1,400	1,422
	Coca-Cola Co.	4.125%	3/25/40	100	119
	Coca-Cola Co.	2.500%	6/1/40	1,050	1,055
	Coca-Cola Co.	2.875%	5/5/41	4,375	4,541
	Coca-Cola Co.	4.200%	3/25/50	2,325	2,956
	Coca-Cola Co.	2.600%	6/1/50	3,800	3,737
	Coca-Cola Co.	3.000%	3/5/51	1,240	1,316
	Coca-Cola Co.	2.500%	3/15/51	5,300	5,099
	Coca-Cola Co.	2.750%	6/1/60	1,100	1,093
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	625	590
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,175	2,844
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	1,000	1,257
[4]	Colgate-Palmolive Co.	3.700%	8/1/47	1,170	1,424
	Conagra Brands Inc.	5.300%	11/1/38	1,890	2,390
	Conagra Brands Inc.	5.400%	11/1/48	2,515	3,400
	Constellation Brands Inc.	4.500%	5/9/47	1,300	1,553
	Constellation Brands Inc.	4.100%	2/15/48	1,647	1,865
	Constellation Brands Inc.	5.250%	11/15/48	807	1,059
	Constellation Brands Inc.	3.750%	5/1/50	2,075	2,271
	Costco Wholesale Corp.	1.750%	4/20/32	4,570	4,427
	Diageo Capital plc	2.125%	4/29/32	1,265	1,255
	Diageo Capital plc	5.875%	9/30/36	1,525	2,136
	Diageo Capital plc	3.875%	4/29/43	750	881
	Diageo Investment Corp.	7.450%	4/15/35	875	1,340
	Diageo Investment Corp.	4.250%	5/11/42	1,202	1,469
	Dollar General Corp.	4.125%	4/3/50	1,525	1,762
	Dollar Tree Inc.	3.375%	12/1/51	975	983
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,200	1,712
	Estee Lauder Cos. Inc.	4.375%	6/15/45	625	783
	Estee Lauder Cos. Inc.	4.150%	3/15/47	800	1,001
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,675	1,830
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,425	2,872
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	4,520	4,747
	General Mills Inc.	5.400%	6/15/40	136	179
143

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
General Mills Inc.	3.000%	2/1/51	2,924	2,929
Hershey Co.	3.125%	11/15/49	750	809
Hershey Co.	2.650%	6/1/50	950	953
Hormel Foods Corp.	3.050%	6/3/51	1,370	1,458
Ingredion Inc.	3.900%	6/1/50	1,100	1,253
J M Smucker Co.	2.125%	3/15/32	1,350	1,308
J M Smucker Co.	4.250%	3/15/35	1,742	2,039
J M Smucker Co.	2.750%	9/15/41	350	339
J M Smucker Co.	3.550%	3/15/50	2,150	2,320
Kellogg Co.	4.500%	4/1/46	784	970
Keurig Dr Pepper Inc.	4.985%	5/25/38	1,025	1,267
Keurig Dr Pepper Inc.	4.500%	11/15/45	1,520	1,810
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,325	1,573
Keurig Dr Pepper Inc.	3.800%	5/1/50	1,833	2,029
Keurig Dr Pepper Inc.	3.350%	3/15/51	1,200	1,249
Kimberly-Clark Corp.	6.625%	8/1/37	1,590	2,403
Kimberly-Clark Corp.	5.300%	3/1/41	849	1,156
Kimberly-Clark Corp.	3.200%	7/30/46	2,148	2,349
Kimberly-Clark Corp.	2.875%	2/7/50	900	927
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	1,134
Kroger Co.	8.000%	9/15/29	775	1,070
Kroger Co.	6.900%	4/15/38	1,125	1,655
Kroger Co.	5.400%	7/15/40	1,230	1,609
Kroger Co.	5.000%	4/15/42	883	1,119
Kroger Co.	5.150%	8/1/43	834	1,087
Kroger Co.	3.875%	10/15/46	725	809
Kroger Co.	4.450%	2/1/47	2,738	3,328
Kroger Co.	4.650%	1/15/48	1,146	1,424
Kroger Co.	3.950%	1/15/50	1,017	1,173
McCormick & Co. Inc.	4.200%	8/15/47	775	931
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,790	2,553
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,269	1,637
Molson Coors Beverage Co.	5.000%	5/1/42	3,540	4,268
Molson Coors Beverage Co.	4.200%	7/15/46	3,879	4,306
Mondelez International Inc.	1.875%	10/15/32	2,100	2,003
Mondelez International Inc.	2.625%	9/4/50	3,240	3,031
PepsiCo Inc.	3.500%	3/19/40	500	565
PepsiCo Inc.	2.625%	10/21/41	1,900	1,920
PepsiCo Inc.	4.000%	3/5/42	1,633	1,953
PepsiCo Inc.	3.600%	8/13/42	1,160	1,320
PepsiCo Inc.	4.250%	10/22/44	968	1,205
PepsiCo Inc.	4.450%	4/14/46	2,163	2,840
PepsiCo Inc.	3.450%	10/6/46	3,500	3,953
PepsiCo Inc.	4.000%	5/2/47	1,253	1,549
PepsiCo Inc.	3.375%	7/29/49	1,715	1,934
PepsiCo Inc.	2.875%	10/15/49	2,475	2,595
PepsiCo Inc.	3.625%	3/19/50	2,555	3,028
PepsiCo Inc.	2.750%	10/21/51	2,000	2,059
PepsiCo Inc.	3.875%	3/19/60	1,000	1,263
Philip Morris International Inc.	6.375%	5/16/38	2,533	3,569
Philip Morris International Inc.	4.375%	11/15/41	1,810	2,066
Philip Morris International Inc.	4.500%	3/20/42	2,060	2,386
Philip Morris International Inc.	3.875%	8/21/42	2,205	2,379
Philip Morris International Inc.	4.125%	3/4/43	2,470	2,733
Philip Morris International Inc.	4.875%	11/15/43	1,928	2,342
144

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.250%	11/10/44	1,304	1,489
	Procter & Gamble Co.	5.800%	8/15/34	150	209
	Procter & Gamble Co.	5.550%	3/5/37	1,454	2,076
	Procter & Gamble Co.	3.550%	3/25/40	1,621	1,892
	Procter & Gamble Co.	3.500%	10/25/47	888	1,070
	Procter & Gamble Co.	3.600%	3/25/50	984	1,224
	Reynolds American Inc.	5.700%	8/15/35	2,331	2,769
	Reynolds American Inc.	7.250%	6/15/37	887	1,186
	Reynolds American Inc.	6.150%	9/15/43	1,525	1,881
	Reynolds American Inc.	5.850%	8/15/45	4,227	5,138
	Sysco Corp.	6.600%	4/1/40	2,022	2,946
	Sysco Corp.	4.850%	10/1/45	1,440	1,761
	Sysco Corp.	4.500%	4/1/46	1,070	1,250
	Sysco Corp.	4.450%	3/15/48	1,900	2,235
	Sysco Corp.	3.300%	2/15/50	650	659
	Sysco Corp.	6.600%	4/1/50	2,649	4,136
	Sysco Corp.	3.150%	12/14/51	500	493
	Target Corp.	6.350%	11/1/32	100	138
	Target Corp.	6.500%	10/15/37	1,250	1,874
	Target Corp.	7.000%	1/15/38	1,400	2,206
	Target Corp.	4.000%	7/1/42	310	379
	Target Corp.	3.625%	4/15/46	2,225	2,618
	Target Corp.	3.900%	11/15/47	1,650	2,041
	Tyson Foods Inc.	4.875%	8/15/34	1,795	2,184
	Tyson Foods Inc.	5.150%	8/15/44	48	62
	Tyson Foods Inc.	4.550%	6/2/47	390	483
	Tyson Foods Inc.	5.100%	9/28/48	3,320	4,466
	Unilever Capital Corp.	5.900%	11/15/32	2,438	3,278
[4]	Unilever Capital Corp.	2.625%	8/12/51	1,000	991
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,866	3,457
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	875	982
	Walmart Inc.	5.250%	9/1/35	2,810	3,825
	Walmart Inc.	6.200%	4/15/38	2,818	4,291
	Walmart Inc.	3.950%	6/28/38	1,807	2,174
	Walmart Inc.	5.625%	4/1/40	382	548
	Walmart Inc.	5.000%	10/25/40	1,719	2,323
	Walmart Inc.	5.625%	4/15/41	1,040	1,512
	Walmart Inc.	2.500%	9/22/41	1,125	1,136
	Walmart Inc.	4.000%	4/11/43	1,956	2,392
	Walmart Inc.	3.625%	12/15/47	942	1,118
	Walmart Inc.	4.050%	6/29/48	4,708	5,981
	Walmart Inc.	2.950%	9/24/49	2,175	2,334
	Walmart Inc.	2.650%	9/22/51	2,275	2,325
					447,746
Energy (4.6%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,413	3,027
	Baker Hughes Holdings LLC	4.080%	12/15/47	3,016	3,439
	BP Capital Markets America Inc.	3.060%	6/17/41	3,305	3,342
	BP Capital Markets America Inc.	3.000%	2/24/50	4,625	4,556
	BP Capital Markets America Inc.	2.772%	11/10/50	3,605	3,393
	BP Capital Markets America Inc.	2.939%	6/4/51	4,740	4,579
	BP Capital Markets America Inc.	3.001%	3/17/52	2,800	2,745
	BP Capital Markets America Inc.	3.379%	2/8/61	4,565	4,712
	Burlington Resources LLC	5.950%	10/15/36	1,792	2,426
	Canadian Natural Resources Ltd.	7.200%	1/15/32	985	1,313
145

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,304	1,683
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,259	1,574
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,325	1,747
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,565	2,060
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,600	2,214
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,925	2,386
	Cenovus Energy Inc.	2.650%	1/15/32	1,200	1,175
	Cenovus Energy Inc.	5.250%	6/15/37	1,750	2,075
	Cenovus Energy Inc.	6.800%	9/15/37	1,000	1,356
	Cenovus Energy Inc.	6.750%	11/15/39	3,680	5,002
	Cenovus Energy Inc.	5.400%	6/15/47	2,150	2,676
	Cenovus Energy Inc.	3.750%	2/15/52	1,540	1,552
[5]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	1,825	1,786
	Chevron Corp.	3.078%	5/11/50	1,635	1,737
	Chevron USA Inc.	5.250%	11/15/43	1,384	1,902
	Chevron USA Inc.	2.343%	8/12/50	1,495	1,381
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	3,100	3,388
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,100	1,031
	CNOOC Petroleum North America ULC	7.875%	3/15/32	200	281
	CNOOC Petroleum North America ULC	5.875%	3/10/35	2,550	3,152
	CNOOC Petroleum North America ULC	6.400%	5/15/37	3,600	4,752
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	596
	ConocoPhillips	5.900%	10/15/32	1,754	2,298
	ConocoPhillips	5.900%	5/15/38	2,622	3,605
	ConocoPhillips	6.500%	2/1/39	2,370	3,450
[5]	ConocoPhillips	4.875%	10/1/47	4,240	5,598
	ConocoPhillips Co.	4.300%	11/15/44	3,177	3,826
	Continental Resources Inc.	4.900%	6/1/44	800	891
	Devon Energy Corp.	7.950%	4/15/32	651	915
	Devon Energy Corp.	5.600%	7/15/41	3,216	4,049
	Devon Energy Corp.	4.750%	5/15/42	1,427	1,651
	Devon Energy Corp.	5.000%	6/15/45	1,550	1,884
	Diamondback Energy Inc.	4.400%	3/24/51	1,900	2,181
[5]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	925	1,132
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,150	1,366
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	1,406	2,111
	Enbridge Energy Partners LP	5.500%	9/15/40	1,625	2,085
	Enbridge Energy Partners LP	7.375%	10/15/45	1,925	3,002
	Enbridge Inc.	2.500%	8/1/33	1,319	1,298
	Enbridge Inc.	4.500%	6/10/44	525	614
	Enbridge Inc.	5.500%	12/1/46	274	371
	Enbridge Inc.	4.000%	11/15/49	1,075	1,208
	Enbridge Inc.	3.400%	8/1/51	2,230	2,274
	Energy Transfer LP	4.900%	3/15/35	1,187	1,346
	Energy Transfer LP	6.625%	10/15/36	926	1,181
[4]	Energy Transfer LP	5.800%	6/15/38	1,700	2,065
	Energy Transfer LP	7.500%	7/1/38	1,205	1,663
	Energy Transfer LP	6.050%	6/1/41	1,600	1,964
	Energy Transfer LP	6.500%	2/1/42	1,880	2,414
	Energy Transfer LP	6.100%	2/15/42	300	368
	Energy Transfer LP	5.150%	2/1/43	1,499	1,662
	Energy Transfer LP	5.950%	10/1/43	1,350	1,640
	Energy Transfer LP	5.300%	4/1/44	1,308	1,498
	Energy Transfer LP	5.000%	5/15/44	1,040	1,128
	Energy Transfer LP	5.150%	3/15/45	1,976	2,242
146

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.350%	5/15/45	1,750	2,022
	Energy Transfer LP	6.125%	12/15/45	1,645	2,054
	Energy Transfer LP	5.300%	4/15/47	2,475	2,852
	Energy Transfer LP	5.400%	10/1/47	3,975	4,688
	Energy Transfer LP	6.000%	6/15/48	2,717	3,398
	Energy Transfer LP	6.250%	4/15/49	3,861	5,049
	Energy Transfer LP	5.000%	5/15/50	3,645	4,197
[4]	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,354
[4]	Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,691
	Enterprise Products Operating LLC	7.550%	4/15/38	1,000	1,483
	Enterprise Products Operating LLC	6.125%	10/15/39	1,660	2,259
	Enterprise Products Operating LLC	5.950%	2/1/41	885	1,178
	Enterprise Products Operating LLC	5.700%	2/15/42	2,275	2,962
	Enterprise Products Operating LLC	4.850%	8/15/42	2,680	3,217
	Enterprise Products Operating LLC	4.450%	2/15/43	1,458	1,674
	Enterprise Products Operating LLC	4.850%	3/15/44	1,603	1,930
	Enterprise Products Operating LLC	5.100%	2/15/45	2,240	2,784
	Enterprise Products Operating LLC	4.900%	5/15/46	2,000	2,433
	Enterprise Products Operating LLC	4.250%	2/15/48	3,690	4,205
	Enterprise Products Operating LLC	4.800%	2/1/49	2,815	3,435
	Enterprise Products Operating LLC	4.200%	1/31/50	2,980	3,370
	Enterprise Products Operating LLC	3.700%	1/31/51	1,760	1,853
	Enterprise Products Operating LLC	3.200%	2/15/52	2,840	2,790
	Enterprise Products Operating LLC	3.300%	2/15/53	2,100	2,093
	Enterprise Products Operating LLC	4.950%	10/15/54	992	1,252
	Enterprise Products Operating LLC	3.950%	1/31/60	2,555	2,758
	EOG Resources Inc.	3.900%	4/1/35	937	1,063
	EOG Resources Inc.	4.950%	4/15/50	1,235	1,677
	Exxon Mobil Corp.	2.995%	8/16/39	837	856
	Exxon Mobil Corp.	4.227%	3/19/40	5,107	6,032
	Exxon Mobil Corp.	3.567%	3/6/45	2,625	2,882
	Exxon Mobil Corp.	4.114%	3/1/46	5,452	6,376
	Exxon Mobil Corp.	3.095%	8/16/49	2,400	2,435
	Exxon Mobil Corp.	4.327%	3/19/50	6,375	7,846
	Exxon Mobil Corp.	3.452%	4/15/51	6,190	6,717
	Halliburton Co.	4.850%	11/15/35	3,591	4,248
	Halliburton Co.	6.700%	9/15/38	2,711	3,730
	Halliburton Co.	4.500%	11/15/41	2,800	3,119
	Halliburton Co.	4.750%	8/1/43	3,335	3,854
	Halliburton Co.	5.000%	11/15/45	3,142	3,789
	Hess Corp.	7.125%	3/15/33	1,450	1,933
	Hess Corp.	6.000%	1/15/40	1,821	2,315
	Hess Corp.	5.600%	2/15/41	2,390	2,951
	Hess Corp.	5.800%	4/1/47	750	965
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	850	1,190
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,175	1,618
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,562	1,963
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	925	1,233
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,213	3,065
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,820	2,429
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,166	1,568
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,696	2,244
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,500	1,870
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,537	1,788
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	775	874
147

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,670	1,943
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,568	3,154
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,025	1,256
[4]	Kinder Morgan Inc.	7.750%	1/15/32	1,641	2,309
	Kinder Morgan Inc.	5.550%	6/1/45	3,864	4,890
	Kinder Morgan Inc.	5.050%	2/15/46	1,498	1,794
	Kinder Morgan Inc.	5.200%	3/1/48	1,470	1,821
	Kinder Morgan Inc.	3.250%	8/1/50	1,770	1,685
	Magellan Midstream Partners LP	5.150%	10/15/43	1,815	2,195
	Magellan Midstream Partners LP	4.250%	9/15/46	1,675	1,860
	Magellan Midstream Partners LP	4.200%	10/3/47	1,625	1,775
	Magellan Midstream Partners LP	3.950%	3/1/50	1,020	1,085
	Marathon Oil Corp.	6.800%	3/15/32	1,325	1,710
	Marathon Oil Corp.	6.600%	10/1/37	1,525	2,018
	Marathon Oil Corp.	5.200%	6/1/45	1,175	1,415
	Marathon Petroleum Corp.	6.500%	3/1/41	2,450	3,379
	Marathon Petroleum Corp.	4.750%	9/15/44	1,637	1,930
	Marathon Petroleum Corp.	4.500%	4/1/48	1,125	1,280
	Marathon Petroleum Corp.	5.000%	9/15/54	1,450	1,712
	MPLX LP	4.500%	4/15/38	3,972	4,469
	MPLX LP	5.200%	3/1/47	2,699	3,303
[5]	MPLX LP	5.200%	12/1/47	600	735
	MPLX LP	5.200%	12/1/47	742	908
	MPLX LP	4.700%	4/15/48	4,085	4,757
	MPLX LP	5.500%	2/15/49	2,568	3,284
	MPLX LP	4.900%	4/15/58	1,150	1,341
	NOV Inc.	3.950%	12/1/42	1,450	1,425
	ONEOK Inc.	6.000%	6/15/35	860	1,059
	ONEOK Inc.	4.950%	7/13/47	1,780	2,074
	ONEOK Inc.	5.200%	7/15/48	1,730	2,097
	ONEOK Inc.	4.450%	9/1/49	1,255	1,387
	ONEOK Inc.	4.500%	3/15/50	1,050	1,165
	ONEOK Inc.	7.150%	1/15/51	1,025	1,498
	ONEOK Partners LP	6.650%	10/1/36	895	1,176
	ONEOK Partners LP	6.850%	10/15/37	1,770	2,372
	ONEOK Partners LP	6.125%	2/1/41	1,520	1,925
	ONEOK Partners LP	6.200%	9/15/43	606	782
	Ovintiv Inc.	6.500%	8/15/34	1,000	1,286
	Ovintiv Inc.	6.625%	8/15/37	1,558	2,036
	Ovintiv Inc.	6.500%	2/1/38	1,000	1,291
	Phillips 66	4.650%	11/15/34	2,658	3,120
	Phillips 66	5.875%	5/1/42	3,775	5,196
	Phillips 66	4.875%	11/15/44	1,785	2,257
	Phillips 66	3.300%	3/15/52	2,140	2,145
	Phillips 66 Partners LP	4.680%	2/15/45	840	985
	Phillips 66 Partners LP	4.900%	10/1/46	1,550	1,890
	Plains All American Pipeline LP	6.650%	1/15/37	1,668	2,160
	Plains All American Pipeline LP	5.150%	6/1/42	1,050	1,169
	Plains All American Pipeline LP	4.300%	1/31/43	775	791
	Plains All American Pipeline LP	4.700%	6/15/44	1,775	1,893
	Plains All American Pipeline LP	4.900%	2/15/45	1,120	1,224
	Shell International Finance BV	4.125%	5/11/35	3,475	4,065
	Shell International Finance BV	6.375%	12/15/38	3,029	4,430
	Shell International Finance BV	5.500%	3/25/40	3,215	4,364
	Shell International Finance BV	2.875%	11/26/41	1,100	1,104
148

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	3.625%	8/21/42	1,407	1,553
Shell International Finance BV	4.550%	8/12/43	3,394	4,243
Shell International Finance BV	4.375%	5/11/45	6,775	8,256
Shell International Finance BV	4.000%	5/10/46	5,212	6,078
Shell International Finance BV	3.750%	9/12/46	2,704	3,044
Shell International Finance BV	3.125%	11/7/49	2,850	2,939
Shell International Finance BV	3.250%	4/6/50	4,213	4,491
Shell International Finance BV	3.000%	11/26/51	2,225	2,260
Spectra Energy Partners LP	5.950%	9/25/43	1,107	1,544
Spectra Energy Partners LP	4.500%	3/15/45	1,675	1,930
Suncor Energy Inc.	7.150%	2/1/32	1,450	1,978
Suncor Energy Inc.	5.350%	7/15/33	1,100	1,332
Suncor Energy Inc.	5.950%	12/1/34	1,588	2,052
Suncor Energy Inc.	5.950%	5/15/35	1,365	1,765
Suncor Energy Inc.	6.800%	5/15/38	1,035	1,454
Suncor Energy Inc.	6.500%	6/15/38	2,429	3,329
Suncor Energy Inc.	6.850%	6/1/39	1,964	2,829
Suncor Energy Inc.	4.000%	11/15/47	1,940	2,173
Suncor Energy Inc.	3.750%	3/4/51	1,160	1,257
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,549
Texas Eastern Transmission LP	7.000%	7/15/32	1,000	1,349
TotalEnergies Capital International SA	2.986%	6/29/41	1,990	2,022
TotalEnergies Capital International SA	3.461%	7/12/49	1,390	1,505
TotalEnergies Capital International SA	3.127%	5/29/50	5,725	5,883
TotalEnergies Capital International SA	3.386%	6/29/60	2,150	2,291
TransCanada PipeLines Ltd.	4.625%	3/1/34	2,817	3,317
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,025	1,285
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,900	2,473
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,783	2,428
TransCanada PipeLines Ltd.	4.750%	5/15/38	2,412	2,878
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,572	2,359
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,240	1,931
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,135	2,962
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,419	1,773
TransCanada PipeLines Ltd.	4.875%	5/15/48	2,425	3,093
TransCanada PipeLines Ltd.	5.100%	3/15/49	2,050	2,720
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,075	1,382
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,345	1,570
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,635	1,985
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,125	1,264
Valero Energy Corp.	7.500%	4/15/32	1,565	2,155
Valero Energy Corp.	6.625%	6/15/37	2,925	3,956
Valero Energy Corp.	4.900%	3/15/45	1,850	2,196
Valero Energy Corp.	3.650%	12/1/51	2,025	2,015
Williams Cos. Inc.	6.300%	4/15/40	2,950	3,992
Williams Cos. Inc.	5.800%	11/15/43	1,100	1,441
Williams Cos. Inc.	5.400%	3/4/44	1,122	1,392
Williams Cos. Inc.	5.750%	6/24/44	1,460	1,901
Williams Cos. Inc.	5.100%	9/15/45	2,475	3,055
Williams Cos. Inc.	4.850%	3/1/48	2,385	2,903
Williams Cos. Inc.	3.500%	10/15/51	1,400	1,421
				540,956
Financials (7.6%)
AerCap Ireland Capital DAC	3.300%	1/30/32	9,000	9,178
AerCap Ireland Capital DAC	3.400%	10/29/33	4,000	4,071
149

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,510	3,643
	Aflac Inc.	4.000%	10/15/46	1,689	1,986
	Aflac Inc.	4.750%	1/15/49	742	987
	Alleghany Corp.	4.900%	9/15/44	975	1,228
	Alleghany Corp.	3.250%	8/15/51	1,000	995
	Allstate Corp.	5.550%	5/9/35	600	792
	Allstate Corp.	5.950%	4/1/36	625	862
	Allstate Corp.	4.500%	6/15/43	1,413	1,730
	Allstate Corp.	4.200%	12/15/46	2,186	2,634
	Allstate Corp.	3.850%	8/10/49	1,300	1,522
[4]	Allstate Corp.	6.500%	5/15/57	1,160	1,523
	American Express Co.	4.050%	12/3/42	1,877	2,229
	American Financial Group Inc.	4.500%	6/15/47	1,170	1,391
	American International Group Inc.	3.875%	1/15/35	2,331	2,591
	American International Group Inc.	4.700%	7/10/35	1,420	1,697
	American International Group Inc.	6.250%	5/1/36	2,246	3,113
	American International Group Inc.	4.500%	7/16/44	2,959	3,647
	American International Group Inc.	4.800%	7/10/45	1,071	1,359
	American International Group Inc.	4.750%	4/1/48	3,365	4,313
	American International Group Inc.	4.375%	6/30/50	1,155	1,438
	American International Group Inc.	4.375%	1/15/55	3,025	3,723
	Aon Corp.	6.250%	9/30/40	670	964
	Aon Corp.	2.900%	8/23/51	1,000	964
	Aon plc	4.600%	6/14/44	542	667
	Aon plc	4.750%	5/15/45	1,929	2,405
	Arch Capital Finance LLC	5.031%	12/15/46	1,025	1,329
	Arch Capital Group Ltd.	7.350%	5/1/34	845	1,219
	Arch Capital Group Ltd.	3.635%	6/30/50	1,800	1,928
	Arch Capital Group US Inc.	5.144%	11/1/43	1,265	1,648
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,025	2,132
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	485
	Athene Holding Ltd.	3.950%	5/25/51	1,950	2,136
	Athene Holding Ltd.	3.450%	5/15/52	875	880
	Bank of America Corp.	6.110%	1/29/37	5,091	6,853
[4]	Bank of America Corp.	4.244%	4/24/38	6,270	7,346
	Bank of America Corp.	7.750%	5/14/38	3,253	5,101
[4]	Bank of America Corp.	4.078%	4/23/40	4,265	4,892
[4]	Bank of America Corp.	2.676%	6/19/41	11,528	11,083
[4]	Bank of America Corp.	5.875%	2/7/42	4,360	6,176
	Bank of America Corp.	3.311%	4/22/42	8,675	9,116
[4]	Bank of America Corp.	5.000%	1/21/44	4,236	5,567
[4]	Bank of America Corp.	4.875%	4/1/44	1,968	2,563
[4]	Bank of America Corp.	4.750%	4/21/45	1,180	1,471
[4]	Bank of America Corp.	4.443%	1/20/48	1,434	1,780
[4]	Bank of America Corp.	3.946%	1/23/49	3,957	4,617
[4]	Bank of America Corp.	4.330%	3/15/50	7,615	9,427
[4]	Bank of America Corp.	4.083%	3/20/51	12,550	15,084
[4]	Bank of America Corp.	2.831%	10/24/51	1,951	1,913
	Bank of America Corp.	2.972%	7/21/52	4,125	4,142
[4]	Bank of America NA	6.000%	10/15/36	1,341	1,833
	Barclays plc	3.811%	3/10/42	1,850	1,964
	Barclays plc	3.330%	11/24/42	2,200	2,234
	Barclays plc	5.250%	8/17/45	2,841	3,771
	Barclays plc	4.950%	1/10/47	2,520	3,265
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,058	1,502
150

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,465	1,795
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,240	1,491
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,528	6,714
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	5,415	6,645
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	5,362	5,297
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,578	1,950
	BlackRock Inc.	2.100%	2/25/32	1,625	1,613
	Brighthouse Financial Inc.	4.700%	6/22/47	1,568	1,722
	Brighthouse Financial Inc.	3.850%	12/22/51	1,250	1,240
	Brookfield Finance Inc.	4.700%	9/20/47	875	1,076
	Brookfield Finance Inc.	3.500%	3/30/51	2,475	2,609
	Brookfield Finance LLC	3.450%	4/15/50	1,175	1,217
	Chubb Corp.	6.000%	5/11/37	1,598	2,272
[4]	Chubb Corp.	6.500%	5/15/38	4,230	6,317
	Chubb INA Holdings Inc.	6.700%	5/15/36	760	1,113
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,552	1,861
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,626	2,021
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	503
	Chubb INA Holdings Inc.	3.050%	12/15/61	2,150	2,194
	CI Financial Corp.	4.100%	6/15/51	2,075	2,251
	Cincinnati Financial Corp.	6.125%	11/1/34	900	1,224
	Citigroup Inc.	6.625%	6/15/32	2,284	3,029
	Citigroup Inc.	6.000%	10/31/33	1,932	2,502
	Citigroup Inc.	6.125%	8/25/36	2,133	2,904
[4]	Citigroup Inc.	3.878%	1/24/39	2,675	3,034
	Citigroup Inc.	8.125%	7/15/39	3,494	5,928
[4]	Citigroup Inc.	5.316%	3/26/41	4,504	5,932
	Citigroup Inc.	5.875%	1/30/42	2,370	3,352
	Citigroup Inc.	2.904%	11/3/42	1,450	1,433
	Citigroup Inc.	6.675%	9/13/43	1,159	1,743
	Citigroup Inc.	5.300%	5/6/44	1,829	2,392
	Citigroup Inc.	4.650%	7/30/45	2,355	2,976
	Citigroup Inc.	4.750%	5/18/46	4,543	5,623
[4]	Citigroup Inc.	4.281%	4/24/48	1,275	1,560
	Citigroup Inc.	4.650%	7/23/48	4,730	6,094
	Citizens Financial Group Inc.	2.638%	9/30/32	1,858	1,841
	CME Group Inc.	5.300%	9/15/43	1,865	2,597
	CME Group Inc.	4.150%	6/15/48	1,380	1,783
[4]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,614	3,651
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,334	3,254
	Cooperatieve Rabobank UA	5.250%	8/4/45	4,039	5,387
	Credit Suisse Group AG	4.875%	5/15/45	4,750	6,008
	Credit Suisse USA Inc.	7.125%	7/15/32	1,228	1,747
	Equitable Holdings Inc.	5.000%	4/20/48	3,190	3,992
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,120	1,406
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,980	2,081
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,850	1,813
	Fidelity National Financial Inc.	3.200%	9/17/51	750	720
	Fifth Third Bancorp	8.250%	3/1/38	2,654	4,355
[4]	First Republic Bank	4.375%	8/1/46	1,275	1,530
[4]	First Republic Bank	4.625%	2/13/47	500	630
	Franklin Resources Inc.	2.950%	8/12/51	900	872
	GATX Corp.	5.200%	3/15/44	660	835
	GATX Corp.	3.100%	6/1/51	1,044	1,018
	GE Capital Funding LLC	4.550%	5/15/32	2,535	2,996
151

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	19,892	23,857
	Goldman Sachs Capital I	6.345%	2/15/34	1,834	2,532
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,133	4,122
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,867	2,550
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,767	20,938
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	4,700	5,375
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	7,341	8,755
	Goldman Sachs Group Inc.	6.250%	2/1/41	3,730	5,418
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,980	4,121
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	4,192	5,348
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,280	4,257
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,304	4,257
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,106	1,494
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,637	2,293
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,710	2,003
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,275	1,395
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	1,182
[4]	HSBC Bank USA NA	5.875%	11/1/34	1,653	2,119
[4]	HSBC Bank USA NA	7.000%	1/15/39	1,050	1,632
[4]	HSBC Holdings plc	7.625%	5/17/32	1,054	1,455
	HSBC Holdings plc	6.500%	5/2/36	4,709	6,405
	HSBC Holdings plc	6.500%	9/15/37	7,455	10,270
	HSBC Holdings plc	6.800%	6/1/38	900	1,281
	HSBC Holdings plc	6.100%	1/14/42	3,005	4,304
	HSBC Holdings plc	5.250%	3/14/44	3,760	4,898
	Intercontinental Exchange Inc.	1.850%	9/15/32	2,948	2,828
	Intercontinental Exchange Inc.	2.650%	9/15/40	2,125	2,065
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,090	2,610
	Intercontinental Exchange Inc.	3.000%	6/15/50	3,225	3,259
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,050	4,004
	Invesco Finance plc	5.375%	11/30/43	875	1,155
[5]	Jackson Financial Inc.	4.000%	11/23/51	750	757
	Jefferies Group LLC	2.750%	10/15/32	1,000	993
	Jefferies Group LLC	6.250%	1/15/36	775	1,030
	Jefferies Group LLC	6.500%	1/20/43	1,181	1,638
	JPMorgan Chase & Co.	6.400%	5/15/38	4,190	6,101
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	6,867	7,779
	JPMorgan Chase & Co.	5.500%	10/15/40	2,434	3,315
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	4,035	4,182
	JPMorgan Chase & Co.	5.600%	7/15/41	4,155	5,767
	JPMorgan Chase & Co.	2.525%	11/19/41	575	547
	JPMorgan Chase & Co.	5.400%	1/6/42	3,343	4,547
	JPMorgan Chase & Co.	3.157%	4/22/42	3,160	3,290
	JPMorgan Chase & Co.	5.625%	8/16/43	2,983	4,149
	JPMorgan Chase & Co.	4.850%	2/1/44	2,501	3,275
	JPMorgan Chase & Co.	4.950%	6/1/45	4,808	6,277
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	5,670	6,909
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	4,340	5,130
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	7,699	9,014
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	3,810	4,415
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	5,039	5,199
	JPMorgan Chase & Co.	3.328%	4/22/52	8,260	8,906
	Legg Mason Inc.	5.625%	1/15/44	1,314	1,798
	Lincoln National Corp.	3.400%	1/15/31	100	108
	Lincoln National Corp.	6.300%	10/9/37	680	949
152

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln National Corp.	7.000%	6/15/40	555	848
	Lincoln National Corp.	4.350%	3/1/48	1,340	1,613
	Lincoln National Corp.	4.375%	6/15/50	1,055	1,278
	Lloyds Banking Group plc	5.300%	12/1/45	1,133	1,498
	Lloyds Banking Group plc	4.344%	1/9/48	3,860	4,519
	Loews Corp.	6.000%	2/1/35	1,075	1,433
	Loews Corp.	4.125%	5/15/43	1,090	1,257
	Manulife Financial Corp.	5.375%	3/4/46	1,331	1,869
	Markel Corp.	5.000%	4/5/46	1,765	2,242
	Markel Corp.	4.300%	11/1/47	622	724
	Markel Corp.	5.000%	5/20/49	926	1,183
	Markel Corp.	4.150%	9/17/50	750	872
	Markel Corp.	3.450%	5/7/52	1,550	1,605
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,920	2,559
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,145	2,682
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,059	1,325
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	760	929
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,409	3,244
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	400	400
	Mastercard Inc.	3.800%	11/21/46	1,110	1,313
	Mastercard Inc.	3.950%	2/26/48	1,940	2,338
	Mastercard Inc.	3.650%	6/1/49	2,562	2,967
	Mastercard Inc.	3.850%	3/26/50	2,975	3,577
	Mastercard Inc.	2.950%	3/15/51	1,555	1,620
	MetLife Inc.	6.500%	12/15/32	2,065	2,873
	MetLife Inc.	6.375%	6/15/34	1,388	1,930
	MetLife Inc.	5.700%	6/15/35	1,949	2,623
[4]	MetLife Inc.	6.400%	12/15/36	3,007	3,703
[4]	MetLife Inc.	10.750%	8/1/39	1,090	1,845
	MetLife Inc.	5.875%	2/6/41	2,198	3,107
	MetLife Inc.	4.125%	8/13/42	2,144	2,537
	MetLife Inc.	4.875%	11/13/43	2,111	2,751
	MetLife Inc.	4.721%	12/15/44	1,220	1,581
	MetLife Inc.	4.050%	3/1/45	1,458	1,736
	MetLife Inc.	4.600%	5/13/46	1,075	1,377
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	872	1,051
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,495	1,770
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,199	3,621
	Morgan Stanley	7.250%	4/1/32	1,850	2,653
[4]	Morgan Stanley	3.971%	7/22/38	2,785	3,170
[4]	Morgan Stanley	4.457%	4/22/39	2,772	3,324
	Morgan Stanley	3.217%	4/22/42	4,130	4,331
	Morgan Stanley	6.375%	7/24/42	4,239	6,418
	Morgan Stanley	4.300%	1/27/45	7,509	9,231
	Morgan Stanley	4.375%	1/22/47	2,621	3,287
[4]	Morgan Stanley	5.597%	3/24/51	4,183	6,246
[4]	Morgan Stanley	2.802%	1/25/52	7,605	7,467
	Nasdaq Inc.	2.500%	12/21/40	1,250	1,157
	Nasdaq Inc.	3.250%	4/28/50	1,327	1,351
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	825	1,015
	Old Republic International Corp.	3.850%	6/11/51	1,475	1,590
	Principal Financial Group Inc.	4.625%	9/15/42	1,245	1,550
	Principal Financial Group Inc.	4.350%	5/15/43	1,107	1,339
	Principal Financial Group Inc.	4.300%	11/15/46	891	1,098
	Progressive Corp.	6.250%	12/1/32	1,000	1,371
153

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	4.350%	4/25/44	2,630	3,225
	Progressive Corp.	4.125%	4/15/47	2,288	2,780
	Progressive Corp.	4.200%	3/15/48	1,435	1,775
	Progressive Corp.	3.950%	3/26/50	800	967
[4]	Prudential Financial Inc.	5.750%	7/15/33	550	715
[4]	Prudential Financial Inc.	5.700%	12/14/36	1,690	2,280
[4]	Prudential Financial Inc.	6.625%	12/1/37	768	1,115
[4]	Prudential Financial Inc.	3.000%	3/10/40	1,066	1,100
[4]	Prudential Financial Inc.	6.625%	6/21/40	749	1,122
[4]	Prudential Financial Inc.	6.200%	11/15/40	960	1,335
[4]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,433
[4]	Prudential Financial Inc.	4.600%	5/15/44	753	940
	Prudential Financial Inc.	3.905%	12/7/47	3,100	3,604
	Prudential Financial Inc.	3.935%	12/7/49	2,768	3,241
[4]	Prudential Financial Inc.	4.350%	2/25/50	1,077	1,345
[4]	Prudential Financial Inc.	3.700%	3/13/51	939	1,068
	Raymond James Financial Inc.	4.950%	7/15/46	2,765	3,546
	Raymond James Financial Inc.	3.750%	4/1/51	1,005	1,111
[4]	Regions Bank	6.450%	6/26/37	1,000	1,399
	Regions Financial Corp.	7.375%	12/10/37	850	1,280
	Selective Insurance Group Inc.	5.375%	3/1/49	600	795
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,217	1,125
	SVB Financial Group	1.800%	2/2/31	88	83
	Transatlantic Holdings Inc.	8.000%	11/30/39	770	1,203
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,554
[4]	Travelers Cos. Inc.	6.250%	6/15/37	1,840	2,639
	Travelers Cos. Inc.	5.350%	11/1/40	1,540	2,086
	Travelers Cos. Inc.	4.600%	8/1/43	938	1,194
	Travelers Cos. Inc.	4.300%	8/25/45	1,040	1,286
	Travelers Cos. Inc.	3.750%	5/15/46	885	1,021
	Travelers Cos. Inc.	4.000%	5/30/47	750	899
	Travelers Cos. Inc.	4.050%	3/7/48	850	1,033
	Travelers Cos. Inc.	4.100%	3/4/49	1,550	1,893
	Travelers Cos. Inc.	2.550%	4/27/50	1,220	1,163
	Travelers Cos. Inc.	3.050%	6/8/51	1,595	1,674
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,118	1,558
	Unum Group	5.750%	8/15/42	1,250	1,536
	Unum Group	4.500%	12/15/49	1,075	1,151
	Unum Group	4.125%	6/15/51	1,200	1,222
	Visa Inc.	4.150%	12/14/35	3,867	4,630
	Visa Inc.	2.700%	4/15/40	1,580	1,613
	Visa Inc.	4.300%	12/14/45	6,258	7,876
	Visa Inc.	3.650%	9/15/47	3,080	3,585
	Visa Inc.	2.000%	8/15/50	3,958	3,480
	Voya Financial Inc.	5.700%	7/15/43	1,125	1,541
	Voya Financial Inc.	4.800%	6/15/46	700	877
	W R Berkley Corp.	4.750%	8/1/44	1,455	1,817
	W R Berkley Corp.	3.550%	3/30/52	400	436
	W R Berkley Corp.	3.150%	9/30/61	1,515	1,454
	Wachovia Corp.	7.500%	4/15/35	1,490	2,171
	Wachovia Corp.	5.500%	8/1/35	1,717	2,177
[4]	Wells Fargo & Co.	5.950%	12/15/36	1,002	1,356
[4]	Wells Fargo & Co.	3.068%	4/30/41	9,270	9,484
	Wells Fargo & Co.	5.375%	11/2/43	5,506	7,232
	Wells Fargo & Co.	5.606%	1/15/44	5,072	6,847
154

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo & Co.	4.650%	11/4/44	4,728	5,729
	Wells Fargo & Co.	3.900%	5/1/45	5,151	5,901
[4]	Wells Fargo & Co.	4.900%	11/17/45	4,667	5,882
[4]	Wells Fargo & Co.	4.400%	6/14/46	4,178	4,945
[4]	Wells Fargo & Co.	4.750%	12/7/46	4,216	5,244
[4]	Wells Fargo & Co.	5.013%	4/4/51	10,667	14,578
[4]	Wells Fargo Bank NA	5.850%	2/1/37	1,971	2,656
[4]	Wells Fargo Bank NA	6.600%	1/15/38	2,319	3,372
	Western Union Co.	6.200%	11/17/36	1,500	1,843
	Westpac Banking Corp.	4.421%	7/24/39	2,904	3,406
	Westpac Banking Corp.	2.963%	11/16/40	2,125	2,079
	Willis North America Inc.	5.050%	9/15/48	1,125	1,429
	Willis North America Inc.	3.875%	9/15/49	850	924
	XLIT Ltd.	5.250%	12/15/43	950	1,307
	XLIT Ltd.	5.500%	3/31/45	900	1,234
					890,108
Health Care (7.5%)
	Abbott Laboratories	4.750%	11/30/36	4,540	5,796
	Abbott Laboratories	6.150%	11/30/37	2,928	4,316
	Abbott Laboratories	6.000%	4/1/39	1,585	2,295
	Abbott Laboratories	5.300%	5/27/40	1,368	1,883
	Abbott Laboratories	4.750%	4/15/43	1,075	1,398
	Abbott Laboratories	4.900%	11/30/46	5,309	7,287
	AbbVie Inc.	4.550%	3/15/35	4,493	5,372
	AbbVie Inc.	4.500%	5/14/35	7,527	8,998
	AbbVie Inc.	4.300%	5/14/36	4,072	4,786
	AbbVie Inc.	4.050%	11/21/39	4,950	5,674
	AbbVie Inc.	4.625%	10/1/42	3,240	3,951
	AbbVie Inc.	4.400%	11/6/42	3,423	4,107
	AbbVie Inc.	4.850%	6/15/44	2,360	2,958
	AbbVie Inc.	4.750%	3/15/45	1,592	1,979
	AbbVie Inc.	4.700%	5/14/45	6,040	7,469
	AbbVie Inc.	4.450%	5/14/46	6,008	7,260
	AbbVie Inc.	4.875%	11/14/48	3,370	4,362
	AbbVie Inc.	4.250%	11/21/49	11,943	14,339
	Adventist Health System	3.630%	3/1/49	850	944
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,425	1,792
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	700	776
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	515	537
	Aetna Inc.	6.625%	6/15/36	1,879	2,682
	Aetna Inc.	6.750%	12/15/37	1,174	1,704
	Aetna Inc.	4.500%	5/15/42	1,525	1,798
	Aetna Inc.	4.125%	11/15/42	1,355	1,534
	Aetna Inc.	4.750%	3/15/44	1,648	2,028
	Aetna Inc.	3.875%	8/15/47	490	547
	AHS Hospital Corp.	5.024%	7/1/45	1,125	1,532
[4]	AHS Hospital Corp.	2.780%	7/1/51	1,050	1,040
[4]	Allina Health System	3.887%	4/15/49	1,235	1,450
	AmerisourceBergen Corp.	4.250%	3/1/45	1,250	1,424
	AmerisourceBergen Corp.	4.300%	12/15/47	1,270	1,491
	Amgen Inc.	2.000%	1/15/32	2,000	1,934
	Amgen Inc.	3.150%	2/21/40	4,124	4,220
	Amgen Inc.	2.800%	8/15/41	2,185	2,114
	Amgen Inc.	4.950%	10/1/41	3,270	4,095
	Amgen Inc.	5.150%	11/15/41	1,666	2,132
155

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.400%	5/1/45	6,111	7,293
	Amgen Inc.	4.563%	6/15/48	2,202	2,727
	Amgen Inc.	3.375%	2/21/50	4,700	4,882
	Amgen Inc.	4.663%	6/15/51	9,103	11,588
	Amgen Inc.	3.000%	1/15/52	3,550	3,461
	Amgen Inc.	2.770%	9/1/53	2,132	1,998
	Anthem Inc.	5.950%	12/15/34	1,600	2,178
	Anthem Inc.	5.850%	1/15/36	500	669
	Anthem Inc.	6.375%	6/15/37	826	1,171
	Anthem Inc.	4.625%	5/15/42	1,699	2,116
	Anthem Inc.	4.650%	1/15/43	2,544	3,176
	Anthem Inc.	5.100%	1/15/44	2,120	2,799
	Anthem Inc.	4.650%	8/15/44	2,907	3,641
	Anthem Inc.	4.375%	12/1/47	2,802	3,434
	Anthem Inc.	4.550%	3/1/48	2,468	3,087
	Anthem Inc.	3.700%	9/15/49	275	307
	Anthem Inc.	3.125%	5/15/50	2,430	2,502
	Anthem Inc.	3.600%	3/15/51	1,250	1,390
	Anthem Inc.	4.850%	8/15/54	500	648
[4]	Ascension Health	3.106%	11/15/39	2,255	2,402
	Ascension Health	3.945%	11/15/46	2,152	2,651
[4]	Ascension Health	4.847%	11/15/53	579	823
	AstraZeneca plc	6.450%	9/15/37	5,507	8,120
	AstraZeneca plc	4.000%	9/18/42	1,300	1,550
	AstraZeneca plc	4.375%	11/16/45	2,993	3,826
	AstraZeneca plc	4.375%	8/17/48	1,010	1,303
	AstraZeneca plc	2.125%	8/6/50	1,942	1,726
	AstraZeneca plc	3.000%	5/28/51	3,080	3,240
	Banner Health	2.907%	1/1/42	750	761
[4]	Banner Health	3.181%	1/1/50	1,107	1,174
	Banner Health	2.913%	1/1/51	525	533
[4]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	467
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,166	1,260
	Baxalta Inc.	5.250%	6/23/45	3,110	4,135
[5]	Baxter International Inc.	2.539%	2/1/32	4,775	4,824
	Baxter International Inc.	3.500%	8/15/46	1,000	1,089
[5]	Baxter International Inc.	3.132%	12/1/51	1,925	1,986
[4]	BayCare Health System Inc.	3.831%	11/15/50	1,100	1,309
	Baylor Scott & White Holdings	4.185%	11/15/45	960	1,176
	Baylor Scott & White Holdings	3.967%	11/15/46	1,191	1,417
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	1,520	1,517
	Becton Dickinson & Co.	4.685%	12/15/44	2,641	3,321
	Becton Dickinson & Co.	4.669%	6/6/47	3,791	4,778
	Becton Dickinson & Co.	3.794%	5/20/50	400	450
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	850	844
	Biogen Inc.	3.150%	5/1/50	5,090	4,960
[5]	Biogen Inc.	3.250%	2/15/51	2,391	2,370
[4]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	862
	Boston Scientific Corp.	6.750%	11/15/35	650	905
	Boston Scientific Corp.	4.550%	3/1/39	2,183	2,610
	Boston Scientific Corp.	7.375%	1/15/40	504	786
	Boston Scientific Corp.	4.700%	3/1/49	2,475	3,143
	Bristol-Myers Squibb Co.	4.125%	6/15/39	4,340	5,133
	Bristol-Myers Squibb Co.	2.350%	11/13/40	1,065	1,008
	Bristol-Myers Squibb Co.	3.250%	8/1/42	454	484
156

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	4.500%	3/1/44	864	1,085
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,276	2,903
	Bristol-Myers Squibb Co.	5.000%	8/15/45	5,145	6,852
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,206	3,975
	Bristol-Myers Squibb Co.	4.550%	2/20/48	4,252	5,435
	Bristol-Myers Squibb Co.	4.250%	10/26/49	6,813	8,427
	Bristol-Myers Squibb Co.	2.550%	11/13/50	2,600	2,466
	Cardinal Health Inc.	4.600%	3/15/43	865	999
	Cardinal Health Inc.	4.500%	11/15/44	690	780
	Cardinal Health Inc.	4.900%	9/15/45	1,347	1,619
	Cardinal Health Inc.	4.368%	6/15/47	857	968
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	1,025
	Children's Health System of Texas	2.511%	8/15/50	1,175	1,105
[4]	Children's Hospital	2.928%	7/15/50	750	737
[4]	Children's Hospital Corp.	4.115%	1/1/47	1,000	1,230
[4]	Children's Hospital Corp.	2.585%	2/1/50	525	504
	Children's Hospital Medical Center	4.268%	5/15/44	725	911
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,000	976
	Cigna Corp.	4.800%	8/15/38	5,737	7,052
	Cigna Corp.	3.200%	3/15/40	1,633	1,687
[4]	Cigna Corp.	6.125%	11/15/41	1,170	1,675
[4]	Cigna Corp.	4.800%	7/15/46	5,745	7,252
[4]	Cigna Corp.	3.875%	10/15/47	3,240	3,597
	Cigna Corp.	4.900%	12/15/48	1,172	1,513
	Cigna Corp.	3.400%	3/15/50	5,175	5,398
	Cigna Corp.	3.400%	3/15/51	2,550	2,681
[4]	City of Hope	5.623%	11/15/43	975	1,366
[4]	City of Hope	4.378%	8/15/48	505	630
[4]	CommonSpirit Health	4.350%	11/1/42	1,865	2,133
	CommonSpirit Health	3.817%	10/1/49	1,050	1,205
	CommonSpirit Health	4.187%	10/1/49	1,097	1,279
	CommonSpirit Health	3.910%	10/1/50	1,250	1,394
[4]	Community Health Network Inc.	3.099%	5/1/50	1,000	997
[4]	Cottage Health Obligated Group	3.304%	11/1/49	1,150	1,231
	CVS Health Corp.	4.875%	7/20/35	1,653	2,027
	CVS Health Corp.	4.780%	3/25/38	10,348	12,609
	CVS Health Corp.	6.125%	9/15/39	875	1,218
	CVS Health Corp.	4.125%	4/1/40	2,189	2,506
	CVS Health Corp.	2.700%	8/21/40	1,250	1,201
	CVS Health Corp.	5.300%	12/5/43	2,465	3,249
	CVS Health Corp.	5.125%	7/20/45	8,691	11,300
	CVS Health Corp.	5.050%	3/25/48	17,950	23,487
	CVS Health Corp.	4.250%	4/1/50	1,382	1,669
	Danaher Corp.	4.375%	9/15/45	2,382	2,943
	Danaher Corp.	2.600%	10/1/50	1,765	1,681
	Danaher Corp.	2.800%	12/10/51	2,200	2,177
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	675	814
	DH Europe Finance II Sarl	3.250%	11/15/39	675	719
	DH Europe Finance II Sarl	3.400%	11/15/49	1,895	2,065
	Dignity Health	4.500%	11/1/42	1,075	1,273
	Dignity Health	5.267%	11/1/64	1,140	1,593
[4]	Duke University Health System Inc.	3.920%	6/1/47	1,265	1,506
	Eli Lilly & Co.	3.950%	3/15/49	3,075	3,781
	Eli Lilly & Co.	2.250%	5/15/50	2,360	2,172
	Eli Lilly & Co.	2.500%	9/15/60	3,140	2,945
157

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	725	840
	Gilead Sciences Inc.	4.600%	9/1/35	2,164	2,622
	Gilead Sciences Inc.	4.000%	9/1/36	1,543	1,775
	Gilead Sciences Inc.	2.600%	10/1/40	950	911
	Gilead Sciences Inc.	5.650%	12/1/41	3,421	4,701
	Gilead Sciences Inc.	4.800%	4/1/44	3,945	4,987
	Gilead Sciences Inc.	4.500%	2/1/45	3,415	4,174
	Gilead Sciences Inc.	4.750%	3/1/46	3,522	4,463
	Gilead Sciences Inc.	4.150%	3/1/47	1,025	1,208
	Gilead Sciences Inc.	2.800%	10/1/50	5,210	5,044
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,649
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,240	7,719
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,687	2,054
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,375	1,347
	Hackensack Meridian Health Inc.	4.211%	7/1/48	795	983
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	850	855
	Hackensack Meridian Health Inc.	4.500%	7/1/57	600	802
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	900	949
	HCA Inc.	5.125%	6/15/39	2,983	3,689
	HCA Inc.	5.500%	6/15/47	1,215	1,595
	HCA Inc.	5.250%	6/15/49	4,546	5,860
	HCA Inc.	3.500%	7/15/51	4,625	4,741
	Humana Inc.	2.150%	2/3/32	1,725	1,671
	Humana Inc.	4.625%	12/1/42	1,129	1,390
	Humana Inc.	4.950%	10/1/44	1,125	1,451
	Humana Inc.	4.800%	3/15/47	1,175	1,489
	Humana Inc.	3.950%	8/15/49	950	1,088
	IHC Health Services Inc.	4.131%	5/15/48	1,075	1,344
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	920	1,116
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	755
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,125	1,286
[4]	Iowa Health System	3.665%	2/15/50	900	1,023
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,585	1,896
	Johnson & Johnson	4.950%	5/15/33	505	649
	Johnson & Johnson	4.375%	12/5/33	2,669	3,281
	Johnson & Johnson	3.550%	3/1/36	2,284	2,612
	Johnson & Johnson	3.625%	3/3/37	5,092	5,863
	Johnson & Johnson	5.950%	8/15/37	1,110	1,601
	Johnson & Johnson	3.400%	1/15/38	1,710	1,914
	Johnson & Johnson	2.100%	9/1/40	4,400	4,168
	Johnson & Johnson	4.500%	9/1/40	1,228	1,578
	Johnson & Johnson	4.850%	5/15/41	1,265	1,688
	Johnson & Johnson	4.500%	12/5/43	964	1,227
	Johnson & Johnson	3.700%	3/1/46	3,208	3,779
	Johnson & Johnson	3.750%	3/3/47	1,095	1,303
	Johnson & Johnson	3.500%	1/15/48	1,443	1,659
	Johnson & Johnson	2.250%	9/1/50	2,685	2,504
	Johnson & Johnson	2.450%	9/1/60	2,590	2,448
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	925	929
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,891	2,497
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,743	3,394
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	3,000	3,234
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	3,040	3,134
	Koninklijke Philips NV	6.875%	3/11/38	1,675	2,444
	Koninklijke Philips NV	5.000%	3/15/42	1,205	1,529
158

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,049	1,281
[4]	Mass General Brigham Inc.	3.765%	7/1/48	326	376
[4]	Mass General Brigham Inc.	3.192%	7/1/49	1,725	1,823
[4]	Mass General Brigham Inc.	4.117%	7/1/55	125	156
[4]	Mass General Brigham Inc.	3.342%	7/1/60	1,625	1,774
[4]	Mayo Clinic	3.774%	11/15/43	740	858
[4]	Mayo Clinic	4.000%	11/15/47	500	606
[4]	Mayo Clinic	4.128%	11/15/52	500	634
[4]	Mayo Clinic	3.196%	11/15/61	1,800	1,923
[4]	McLaren Health Care Corp.	4.386%	5/15/48	950	1,181
[4]	MedStar Health Inc.	3.626%	8/15/49	822	905
	Medtronic Inc.	4.375%	3/15/35	4,359	5,368
	Medtronic Inc.	4.625%	3/15/45	4,932	6,470
	Memorial Health Services	3.447%	11/1/49	1,000	1,120
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,125	1,504
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	800	818
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,045	1,313
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,298	1,663
	Merck & Co. Inc.	6.500%	12/1/33	1,975	2,853
	Merck & Co. Inc.	3.900%	3/7/39	1,177	1,380
	Merck & Co. Inc.	2.350%	6/24/40	4,350	4,158
	Merck & Co. Inc.	3.600%	9/15/42	3,612	4,076
	Merck & Co. Inc.	4.150%	5/18/43	1,559	1,893
	Merck & Co. Inc.	3.700%	2/10/45	3,120	3,587
	Merck & Co. Inc.	4.000%	3/7/49	2,855	3,475
	Merck & Co. Inc.	2.450%	6/24/50	3,724	3,516
	Merck & Co. Inc.	2.750%	12/10/51	3,850	3,831
	Merck & Co. Inc.	2.900%	12/10/61	2,625	2,619
[4]	Methodist Hospital	2.705%	12/1/50	1,375	1,336
[4]	MidMichigan Health	3.409%	6/1/50	756	803
[4]	Montefiore Obligated Group	5.246%	11/1/48	1,075	1,164
	Montefiore Obligated Group	4.287%	9/1/50	750	736
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	775	892
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,525	1,654
[4]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	518
	MultiCare Health System	2.803%	8/15/50	775	758
	Mylan Inc.	5.400%	11/29/43	1,850	2,291
	Mylan Inc.	5.200%	4/15/48	2,675	3,313
	New York & Presbyterian Hospital	2.256%	8/1/40	925	876
	New York & Presbyterian Hospital	4.024%	8/1/45	1,455	1,780
	New York & Presbyterian Hospital	4.063%	8/1/56	761	988
	New York & Presbyterian Hospital	2.606%	8/1/60	775	740
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	955	1,153
	Northwell Healthcare Inc.	3.979%	11/1/46	1,250	1,429
	Northwell Healthcare Inc.	4.260%	11/1/47	1,700	2,024
	Northwell Healthcare Inc.	3.809%	11/1/49	1,025	1,133
	Novant Health Inc.	2.637%	11/1/36	1,300	1,311
	Novant Health Inc.	3.168%	11/1/51	1,000	1,051
	Novant Health Inc.	3.318%	11/1/61	1,275	1,373
	Novartis Capital Corp.	3.700%	9/21/42	1,475	1,702
	Novartis Capital Corp.	4.400%	5/6/44	4,308	5,521
	Novartis Capital Corp.	4.000%	11/20/45	1,801	2,185
	Novartis Capital Corp.	2.750%	8/14/50	2,560	2,593
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	935	874
159

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	NYU Langone Hospitals	5.750%	7/1/43	525	752
	NYU Langone Hospitals	4.784%	7/1/44	1,288	1,630
[4]	NYU Langone Hospitals	4.368%	7/1/47	1,050	1,246
[4]	NYU Langone Hospitals	3.380%	7/1/55	1,100	1,134
	OhioHealth Corp.	2.834%	11/15/41	675	689
[4]	OhioHealth Corp.	3.042%	11/15/50	1,200	1,255
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,264
	Orlando Health Obligated Group	3.327%	10/1/50	500	522
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	1,100	1,462
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	350	362
	PerkinElmer Inc.	3.625%	3/15/51	875	948
	Pfizer Inc.	4.000%	12/15/36	3,848	4,562
	Pfizer Inc.	4.100%	9/15/38	2,205	2,623
	Pfizer Inc.	3.900%	3/15/39	1,350	1,579
	Pfizer Inc.	7.200%	3/15/39	7,558	12,168
	Pfizer Inc.	2.550%	5/28/40	1,885	1,875
	Pfizer Inc.	5.600%	9/15/40	488	683
	Pfizer Inc.	4.300%	6/15/43	1,257	1,546
	Pfizer Inc.	4.400%	5/15/44	2,625	3,286
	Pfizer Inc.	4.125%	12/15/46	2,012	2,487
	Pfizer Inc.	4.200%	9/15/48	1,753	2,204
	Pfizer Inc.	4.000%	3/15/49	1,405	1,722
	Pfizer Inc.	2.700%	5/28/50	4,370	4,401
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	750	729
	Piedmont Healthcare Inc.	2.864%	1/1/52	775	757
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,450	1,654
	Quest Diagnostics Inc.	4.700%	3/30/45	869	1,085
[4]	Rady Children's Hospital-San Diego	3.154%	8/15/51	500	535
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,626	1,528
	Royalty Pharma plc	3.300%	9/2/40	1,800	1,795
	Royalty Pharma plc	3.550%	9/2/50	2,789	2,769
	Royalty Pharma plc	3.350%	9/2/51	1,950	1,875
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,000	1,184
	RWJ Barnabas Health Inc.	3.477%	7/1/49	762	849
[4]	Seattle Children's Hospital	2.719%	10/1/50	1,100	1,073
[4]	Sharp HealthCare	2.680%	8/1/50	875	840
[4]	Spectrum Health System Obligated Group	3.487%	7/15/49	1,075	1,189
[4]	Stanford Health Care	3.795%	11/15/48	1,590	1,885
	Stanford Health Care	3.027%	8/15/51	500	522
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,460	1,591
	Stryker Corp.	4.100%	4/1/43	695	815
	Stryker Corp.	4.375%	5/15/44	1,425	1,732
	Stryker Corp.	4.625%	3/15/46	1,790	2,296
	Stryker Corp.	2.900%	6/15/50	1,090	1,100
	Summa Health	3.511%	11/15/51	50	53
[4]	Sutter Health	3.161%	8/15/40	500	510
[4]	Sutter Health	4.091%	8/15/48	985	1,158
[4]	Sutter Health	3.361%	8/15/50	1,690	1,771
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,925	2,945
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	4,160	4,217
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,651	2,755
	Texas Health Resources	2.328%	11/15/50	825	742
[4]	Texas Health Resources	4.330%	11/15/55	750	997
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	3,000	3,029
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	863	1,197
160

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,976	2,461
	Toledo Hospital	5.750%	11/15/38	950	1,106
	Toledo Hospital	6.015%	11/15/48	975	1,192
[4]	Trinity Health Corp.	2.632%	12/1/40	500	490
	Trinity Health Corp.	4.125%	12/1/45	825	994
[4]	Trinity Health Corp.	3.434%	12/1/48	1,155	1,255
	UnitedHealth Group Inc.	4.625%	7/15/35	3,056	3,801
	UnitedHealth Group Inc.	5.800%	3/15/36	2,095	2,887
	UnitedHealth Group Inc.	6.500%	6/15/37	1,660	2,447
	UnitedHealth Group Inc.	6.625%	11/15/37	1,400	2,082
	UnitedHealth Group Inc.	6.875%	2/15/38	1,461	2,242
	UnitedHealth Group Inc.	3.500%	8/15/39	1,046	1,156
	UnitedHealth Group Inc.	2.750%	5/15/40	518	523
	UnitedHealth Group Inc.	5.700%	10/15/40	571	796
	UnitedHealth Group Inc.	5.950%	2/15/41	1,275	1,821
	UnitedHealth Group Inc.	3.050%	5/15/41	2,700	2,819
	UnitedHealth Group Inc.	4.625%	11/15/41	1,547	1,942
	UnitedHealth Group Inc.	4.375%	3/15/42	2,195	2,670
	UnitedHealth Group Inc.	3.950%	10/15/42	2,992	3,489
	UnitedHealth Group Inc.	4.250%	3/15/43	2,383	2,888
	UnitedHealth Group Inc.	4.750%	7/15/45	1,357	1,776
	UnitedHealth Group Inc.	4.200%	1/15/47	1,348	1,642
	UnitedHealth Group Inc.	4.250%	4/15/47	1,133	1,387
	UnitedHealth Group Inc.	3.750%	10/15/47	2,145	2,466
	UnitedHealth Group Inc.	4.250%	6/15/48	4,549	5,633
	UnitedHealth Group Inc.	4.450%	12/15/48	3,233	4,133
	UnitedHealth Group Inc.	3.700%	8/15/49	2,010	2,320
	UnitedHealth Group Inc.	2.900%	5/15/50	2,045	2,087
	UnitedHealth Group Inc.	3.250%	5/15/51	4,180	4,527
	UnitedHealth Group Inc.	3.875%	8/15/59	4,100	4,912
	UnitedHealth Group Inc.	3.125%	5/15/60	1,835	1,900
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,365	2,900
	Viatris Inc.	3.850%	6/22/40	2,440	2,603
	Viatris Inc.	4.000%	6/22/50	4,531	4,844
[4]	West Virginia United Health System Obligated Group	3.129%	6/1/50	500	497
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	1,820	1,773
	Wyeth LLC	6.500%	2/1/34	3,226	4,603
	Wyeth LLC	6.000%	2/15/36	1,185	1,666
	Wyeth LLC	5.950%	4/1/37	2,010	2,828
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	928
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	457
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,020	1,361
	Zoetis Inc.	4.700%	2/1/43	2,816	3,588
	Zoetis Inc.	3.950%	9/12/47	1,221	1,449
	Zoetis Inc.	4.450%	8/20/48	794	1,015
	Zoetis Inc.	3.000%	5/15/50	650	679
					867,919
Industrials (4.4%)
[4]	3M Co.	5.700%	3/15/37	525	729
[4]	3M Co.	3.875%	6/15/44	520	607
[4]	3M Co.	3.125%	9/19/46	1,755	1,850
[4]	3M Co.	3.625%	10/15/47	2,055	2,349
[4]	3M Co.	4.000%	9/14/48	1,425	1,720
	3M Co.	3.250%	8/26/49	2,491	2,720
	3M Co.	3.700%	4/15/50	2,513	2,974
161

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	735
	Boeing Co.	6.125%	2/15/33	1,952	2,472
	Boeing Co.	3.600%	5/1/34	2,625	2,744
	Boeing Co.	3.250%	2/1/35	860	867
	Boeing Co.	6.625%	2/15/38	1,308	1,755
	Boeing Co.	3.550%	3/1/38	734	744
	Boeing Co.	3.500%	3/1/39	1,175	1,182
	Boeing Co.	6.875%	3/15/39	1,623	2,258
	Boeing Co.	5.875%	2/15/40	1,845	2,368
	Boeing Co.	5.705%	5/1/40	7,565	9,721
	Boeing Co.	3.375%	6/15/46	1,095	1,055
	Boeing Co.	3.650%	3/1/47	1,270	1,266
	Boeing Co.	3.625%	3/1/48	975	969
	Boeing Co.	3.850%	11/1/48	770	793
	Boeing Co.	3.900%	5/1/49	1,705	1,786
	Boeing Co.	3.750%	2/1/50	1,960	2,031
	Boeing Co.	5.805%	5/1/50	11,080	14,999
	Boeing Co.	3.825%	3/1/59	950	952
	Boeing Co.	3.950%	8/1/59	1,065	1,107
	Boeing Co.	5.930%	5/1/60	6,860	9,511
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	719	1,024
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	825	1,173
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	907	1,258
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,519	1,983
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,823	2,465
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,732	2,237
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,640	2,005
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,180	1,438
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,656	2,043
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,110	1,490
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,848	3,729
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,490	1,874
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,380	2,854
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,417	1,822
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	806	941
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,110	2,551
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,265	1,522
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,075	1,210
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,628	3,763
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,173	2,366
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,500	1,510
	Canadian National Railway Co.	6.250%	8/1/34	1,220	1,691
	Canadian National Railway Co.	6.200%	6/1/36	977	1,371
	Canadian National Railway Co.	6.375%	11/15/37	1,099	1,569
	Canadian National Railway Co.	3.200%	8/2/46	1,385	1,462
	Canadian National Railway Co.	3.650%	2/3/48	1,946	2,207
	Canadian National Railway Co.	4.450%	1/20/49	875	1,117
	Canadian National Railway Co.	2.450%	5/1/50	1,000	932
	Canadian Pacific Railway Co.	5.750%	3/15/33	775	1,000
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,420	1,753
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	343
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,375	2,428
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,121	1,440
	Canadian Pacific Railway Co.	3.100%	12/2/51	5,275	5,395
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,390	2,065
162

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	3.377%	4/5/40	3,906	4,074
	Carrier Global Corp.	3.577%	4/5/50	6,326	6,730
	Caterpillar Inc.	5.300%	9/15/35	950	1,260
	Caterpillar Inc.	6.050%	8/15/36	765	1,089
	Caterpillar Inc.	5.200%	5/27/41	1,982	2,717
	Caterpillar Inc.	3.803%	8/15/42	2,364	2,766
	Caterpillar Inc.	3.250%	9/19/49	3,809	4,191
	Caterpillar Inc.	3.250%	4/9/50	2,675	2,956
	Caterpillar Inc.	4.750%	5/15/64	1,661	2,384
	Crane Co.	4.200%	3/15/48	950	1,053
	CSX Corp.	6.000%	10/1/36	620	848
	CSX Corp.	6.150%	5/1/37	1,255	1,753
	CSX Corp.	6.220%	4/30/40	1,596	2,294
	CSX Corp.	5.500%	4/15/41	2,145	2,865
	CSX Corp.	4.750%	5/30/42	2,067	2,591
	CSX Corp.	4.100%	3/15/44	1,350	1,569
	CSX Corp.	3.800%	11/1/46	2,073	2,347
	CSX Corp.	4.300%	3/1/48	2,270	2,765
	CSX Corp.	4.750%	11/15/48	2,208	2,866
	CSX Corp.	4.500%	3/15/49	1,941	2,427
	CSX Corp.	3.350%	9/15/49	540	574
	CSX Corp.	3.800%	4/15/50	629	720
	CSX Corp.	3.950%	5/1/50	1,325	1,566
	CSX Corp.	2.500%	5/15/51	600	556
	CSX Corp.	4.500%	8/1/54	1,050	1,328
	CSX Corp.	4.250%	11/1/66	200	245
	CSX Corp.	4.650%	3/1/68	713	930
	Cummins Inc.	4.875%	10/1/43	1,225	1,620
	Cummins Inc.	2.600%	9/1/50	1,025	963
	Deere & Co.	3.900%	6/9/42	2,448	2,910
	Deere & Co.	2.875%	9/7/49	1,354	1,403
	Deere & Co.	3.750%	4/15/50	1,975	2,369
	Dover Corp.	5.375%	10/15/35	565	713
	Dover Corp.	5.375%	3/1/41	1,087	1,404
	Eaton Corp.	4.000%	11/2/32	1,740	2,002
	Eaton Corp.	4.150%	11/2/42	1,408	1,656
	Eaton Corp.	3.915%	9/15/47	608	706
	FedEx Corp.	4.900%	1/15/34	2,165	2,623
	FedEx Corp.	3.900%	2/1/35	1,945	2,168
	FedEx Corp.	3.250%	5/15/41	770	788
	FedEx Corp.	3.875%	8/1/42	1,150	1,260
	FedEx Corp.	4.100%	4/15/43	1,700	1,904
	FedEx Corp.	5.100%	1/15/44	2,333	2,973
	FedEx Corp.	4.100%	2/1/45	1,845	2,066
	FedEx Corp.	4.750%	11/15/45	1,398	1,707
	FedEx Corp.	4.550%	4/1/46	2,813	3,369
	FedEx Corp.	4.400%	1/15/47	2,209	2,606
	FedEx Corp.	4.050%	2/15/48	1,362	1,538
	FedEx Corp.	4.950%	10/17/48	3,180	4,056
	FedEx Corp.	5.250%	5/15/50	1,420	1,903
[4]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	2,200	2,151
	Fortive Corp.	4.300%	6/15/46	1,231	1,468
	General Dynamics Corp.	4.250%	4/1/40	2,065	2,524
	General Dynamics Corp.	3.600%	11/15/42	1,080	1,228
	General Dynamics Corp.	4.250%	4/1/50	1,355	1,736
163

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	General Electric Co.	6.750%	3/15/32	7,382	10,063
[4]	General Electric Co.	5.875%	1/14/38	5,400	7,341
	Honeywell International Inc.	5.700%	3/15/36	985	1,346
	Honeywell International Inc.	5.700%	3/15/37	1,015	1,401
	Honeywell International Inc.	5.375%	3/1/41	820	1,136
	Honeywell International Inc.	3.812%	11/21/47	1,225	1,463
	Honeywell International Inc.	2.800%	6/1/50	1,675	1,746
	Illinois Tool Works Inc.	4.875%	9/15/41	1,133	1,496
	Illinois Tool Works Inc.	3.900%	9/1/42	2,053	2,402
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,402	1,506
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	1,898	1,897
[4]	Johnson Controls International plc	6.000%	1/15/36	709	975
[4]	Johnson Controls International plc	4.625%	7/2/44	1,410	1,720
[4]	Johnson Controls International plc	5.125%	9/14/45	403	528
	Johnson Controls International plc	4.500%	2/15/47	1,050	1,278
[4]	Johnson Controls International plc	4.950%	7/2/64	1,654	2,150
[4]	Kansas City Southern	4.300%	5/15/43	1,065	1,237
[4]	Kansas City Southern	4.950%	8/15/45	1,726	2,205
	Kansas City Southern	4.700%	5/1/48	374	468
	Kansas City Southern	3.500%	5/1/50	1,305	1,394
	Kansas City Southern	4.200%	11/15/69	1,091	1,287
	L3Harris Technologies Inc.	4.854%	4/27/35	1,634	1,988
	L3Harris Technologies Inc.	5.054%	4/27/45	680	895
	Lockheed Martin Corp.	3.600%	3/1/35	2,042	2,280
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,588
[4]	Lockheed Martin Corp.	6.150%	9/1/36	1,500	2,111
	Lockheed Martin Corp.	5.720%	6/1/40	1,444	2,019
	Lockheed Martin Corp.	4.070%	12/15/42	2,869	3,399
	Lockheed Martin Corp.	3.800%	3/1/45	3,242	3,714
	Lockheed Martin Corp.	4.700%	5/15/46	2,482	3,222
	Lockheed Martin Corp.	2.800%	6/15/50	1,370	1,368
	Lockheed Martin Corp.	4.090%	9/15/52	3,459	4,281
	Norfolk Southern Corp.	7.050%	5/1/37	233	332
	Norfolk Southern Corp.	4.837%	10/1/41	2,056	2,597
	Norfolk Southern Corp.	3.950%	10/1/42	1,408	1,611
	Norfolk Southern Corp.	4.450%	6/15/45	1,195	1,473
	Norfolk Southern Corp.	4.650%	1/15/46	916	1,151
	Norfolk Southern Corp.	3.942%	11/1/47	1,043	1,206
	Norfolk Southern Corp.	4.150%	2/28/48	2,308	2,751
	Norfolk Southern Corp.	4.100%	5/15/49	1,240	1,474
	Norfolk Southern Corp.	3.400%	11/1/49	2,025	2,160
	Norfolk Southern Corp.	3.050%	5/15/50	2,625	2,664
	Norfolk Southern Corp.	4.050%	8/15/52	825	991
	Norfolk Southern Corp.	3.155%	5/15/55	2,825	2,885
	Norfolk Southern Corp.	4.100%	5/15/21	1,375	1,567
	Northrop Grumman Corp.	5.150%	5/1/40	750	971
	Northrop Grumman Corp.	5.050%	11/15/40	1,350	1,742
	Northrop Grumman Corp.	4.750%	6/1/43	2,807	3,546
	Northrop Grumman Corp.	3.850%	4/15/45	1,366	1,548
	Northrop Grumman Corp.	4.030%	10/15/47	5,362	6,331
	Northrop Grumman Corp.	5.250%	5/1/50	2,350	3,298
	Otis Worldwide Corp.	3.112%	2/15/40	1,715	1,757
	Otis Worldwide Corp.	3.362%	2/15/50	2,125	2,246
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	1,162	1,330
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	960	1,336
164

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	814	981
	Parker-Hannifin Corp.	4.100%	3/1/47	1,255	1,468
	Parker-Hannifin Corp.	4.000%	6/14/49	2,305	2,695
	Precision Castparts Corp.	3.900%	1/15/43	973	1,122
	Precision Castparts Corp.	4.375%	6/15/45	1,249	1,545
	Raytheon Technologies Corp.	6.050%	6/1/36	1,785	2,466
	Raytheon Technologies Corp.	6.125%	7/15/38	1,743	2,460
	Raytheon Technologies Corp.	4.450%	11/16/38	2,590	3,119
	Raytheon Technologies Corp.	4.875%	10/15/40	1,100	1,389
	Raytheon Technologies Corp.	4.700%	12/15/41	1,581	1,954
	Raytheon Technologies Corp.	4.500%	6/1/42	6,537	8,080
	Raytheon Technologies Corp.	4.800%	12/15/43	750	947
	Raytheon Technologies Corp.	4.150%	5/15/45	1,957	2,287
	Raytheon Technologies Corp.	3.750%	11/1/46	2,228	2,488
	Raytheon Technologies Corp.	4.350%	4/15/47	3,387	4,125
	Raytheon Technologies Corp.	4.050%	5/4/47	1,725	2,007
	Raytheon Technologies Corp.	4.625%	11/16/48	1,850	2,369
	Raytheon Technologies Corp.	3.125%	7/1/50	2,305	2,354
	Raytheon Technologies Corp.	2.820%	9/1/51	2,300	2,223
	Republic Services Inc.	1.750%	2/15/32	1,975	1,863
	Republic Services Inc.	6.200%	3/1/40	740	1,058
	Republic Services Inc.	5.700%	5/15/41	830	1,138
	Republic Services Inc.	3.050%	3/1/50	725	743
	Rockwell Automation Inc.	4.200%	3/1/49	1,175	1,474
	Rockwell Automation Inc.	2.800%	8/15/61	1,025	1,007
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,440	2,026
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	1,100	1,363
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	150	186
	Tyco Electronics Group SA	7.125%	10/1/37	1,500	2,275
	Union Pacific Corp.	3.375%	2/1/35	1,278	1,400
	Union Pacific Corp.	2.891%	4/6/36	1,975	2,067
	Union Pacific Corp.	3.600%	9/15/37	1,878	2,105
[4]	Union Pacific Corp.	3.550%	8/15/39	650	719
	Union Pacific Corp.	3.200%	5/20/41	2,125	2,262
	Union Pacific Corp.	4.050%	3/1/46	975	1,159
	Union Pacific Corp.	3.350%	8/15/46	2,370	2,537
	Union Pacific Corp.	4.000%	4/15/47	1,150	1,361
	Union Pacific Corp.	3.250%	2/5/50	3,320	3,566
	Union Pacific Corp.	3.799%	10/1/51	1,106	1,295
	Union Pacific Corp.	2.950%	3/10/52	1,050	1,065
	Union Pacific Corp.	3.875%	2/1/55	2,520	2,947
	Union Pacific Corp.	3.950%	8/15/59	800	950
	Union Pacific Corp.	3.839%	3/20/60	2,157	2,536
	Union Pacific Corp.	3.550%	5/20/61	1,000	1,107
	Union Pacific Corp.	2.973%	9/16/62	7,250	7,161
	Union Pacific Corp.	3.750%	2/5/70	855	978
	Union Pacific Corp.	3.799%	4/6/71	4,016	4,656
[4]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	359	424
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,263	1,253
	United Parcel Service Inc.	6.200%	1/15/38	2,037	2,935
	United Parcel Service Inc.	5.200%	4/1/40	2,087	2,813
	United Parcel Service Inc.	4.875%	11/15/40	2,320	3,033
	United Parcel Service Inc.	3.625%	10/1/42	672	772
	United Parcel Service Inc.	3.400%	11/15/46	1,130	1,268
	United Parcel Service Inc.	3.750%	11/15/47	3,399	4,043
165

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	4.250%	3/15/49	2,566	3,289
United Parcel Service Inc.	3.400%	9/1/49	1,691	1,917
United Parcel Service Inc.	5.300%	4/1/50	950	1,405
Valmont Industries Inc.	5.000%	10/1/44	975	1,199
Valmont Industries Inc.	5.250%	10/1/54	700	894
Waste Connections Inc.	2.200%	1/15/32	1,500	1,471
Waste Connections Inc.	3.050%	4/1/50	1,350	1,343
Waste Connections Inc.	2.950%	1/15/52	1,075	1,057
Waste Management Inc.	2.950%	6/1/41	1,910	1,983
Waste Management Inc.	4.150%	7/15/49	1,100	1,388
Waste Management Inc.	2.500%	11/15/50	1,100	1,047
WW Grainger Inc.	4.600%	6/15/45	1,645	2,106
WW Grainger Inc.	3.750%	5/15/46	1,164	1,330
WW Grainger Inc.	4.200%	5/15/47	1,161	1,426
Xylem Inc.	4.375%	11/1/46	925	1,107
				507,030
Materials (1.9%)
Air Products and Chemicals Inc.	2.700%	5/15/40	1,940	1,956
Air Products and Chemicals Inc.	2.800%	5/15/50	1,125	1,146
Albemarle Corp.	5.450%	12/1/44	1,025	1,337
ArcelorMittal SA	7.000%	10/15/39	1,500	2,076
ArcelorMittal SA	6.750%	3/1/41	1,000	1,351
Barrick Gold Corp.	6.450%	10/15/35	970	1,319
Barrick Gold Corp.	5.250%	4/1/42	1,529	1,981
Barrick North America Finance LLC	5.700%	5/30/41	2,000	2,714
Barrick North America Finance LLC	5.750%	5/1/43	1,691	2,301
Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	1,900	2,591
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,450	2,898
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,071	6,707
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	900	1,045
CF Industries Inc.	5.150%	3/15/34	1,775	2,150
CF Industries Inc.	4.950%	6/1/43	1,825	2,196
CF Industries Inc.	5.375%	3/15/44	1,355	1,710
Dow Chemical Co.	4.250%	10/1/34	1,139	1,315
Dow Chemical Co.	9.400%	5/15/39	647	1,163
Dow Chemical Co.	5.250%	11/15/41	1,333	1,722
Dow Chemical Co.	4.375%	11/15/42	2,236	2,667
Dow Chemical Co.	4.625%	10/1/44	1,598	1,959
Dow Chemical Co.	5.550%	11/30/48	2,240	3,157
Dow Chemical Co.	4.800%	5/15/49	1,660	2,122
Dow Chemical Co.	3.600%	11/15/50	2,725	2,955
DuPont de Nemours Inc.	5.319%	11/15/38	3,606	4,638
DuPont de Nemours Inc.	5.419%	11/15/48	4,778	6,680
Eastman Chemical Co.	4.800%	9/1/42	1,315	1,584
Eastman Chemical Co.	4.650%	10/15/44	1,549	1,846
Ecolab Inc.	2.125%	2/1/32	1,400	1,389
Ecolab Inc.	2.125%	8/15/50	1,100	971
Ecolab Inc.	2.700%	12/15/51	2,000	1,970
Ecolab Inc.	2.750%	8/18/55	2,324	2,284
FMC Corp.	4.500%	10/1/49	1,250	1,501
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,300	1,525
International Flavors & Fragrances Inc.	5.000%	9/26/48	1,625	2,089
International Paper Co.	5.000%	9/15/35	1,775	2,216
International Paper Co.	7.300%	11/15/39	1,390	2,118
International Paper Co.	6.000%	11/15/41	1,620	2,242
166

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Paper Co.	4.800%	6/15/44	1,792	2,264
	International Paper Co.	4.400%	8/15/47	1,500	1,857
	International Paper Co.	4.350%	8/15/48	1,300	1,598
	Linde Inc.	3.550%	11/7/42	1,678	1,907
	Linde Inc.	2.000%	8/10/50	700	611
	Lubrizol Corp.	6.500%	10/1/34	725	1,045
	LYB International Finance BV	5.250%	7/15/43	1,665	2,138
	LYB International Finance BV	4.875%	3/15/44	2,241	2,784
	LYB International Finance III LLC	3.375%	10/1/40	1,950	2,030
	LYB International Finance III LLC	4.200%	10/15/49	1,087	1,254
	LYB International Finance III LLC	4.200%	5/1/50	1,055	1,218
	LYB International Finance III LLC	3.625%	4/1/51	3,500	3,718
	LYB International Finance III LLC	3.800%	10/1/60	1,430	1,512
	LyondellBasell Industries NV	4.625%	2/26/55	2,167	2,662
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,475	1,729
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,495	2,527
	Mosaic Co.	5.450%	11/15/33	1,650	2,044
	Mosaic Co.	4.875%	11/15/41	850	1,000
	Mosaic Co.	5.625%	11/15/43	1,138	1,513
	Newmont Corp.	2.600%	7/15/32	2,000	2,005
[4]	Newmont Corp.	5.875%	4/1/35	1,297	1,692
	Newmont Corp.	6.250%	10/1/39	1,875	2,626
	Newmont Corp.	4.875%	3/15/42	3,027	3,794
	Newmont Corp.	5.450%	6/9/44	1,120	1,490
	Nucor Corp.	2.979%	12/15/55	3,500	3,474
	Nutrien Ltd.	4.125%	3/15/35	1,260	1,432
	Nutrien Ltd.	5.875%	12/1/36	1,090	1,467
	Nutrien Ltd.	5.625%	12/1/40	1,105	1,507
	Nutrien Ltd.	4.900%	6/1/43	1,675	2,129
	Nutrien Ltd.	5.250%	1/15/45	1,135	1,525
	Nutrien Ltd.	5.000%	4/1/49	1,575	2,118
	Packaging Corp. of America	4.050%	12/15/49	1,280	1,496
	Packaging Corp. of America	3.050%	10/1/51	1,500	1,493
	Rio Tinto Alcan Inc.	6.125%	12/15/33	931	1,284
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,373	1,858
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,006	2,670
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,405	2,387
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,840	2,358
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,961	2,350
	RPM International Inc.	5.250%	6/1/45	900	1,164
	RPM International Inc.	4.250%	1/15/48	765	881
	Sherwin-Williams Co.	2.200%	3/15/32	1,100	1,088
	Sherwin-Williams Co.	4.550%	8/1/45	2,009	2,472
	Sherwin-Williams Co.	4.500%	6/1/47	1,541	1,923
	Sherwin-Williams Co.	3.800%	8/15/49	1,835	2,076
	Sherwin-Williams Co.	3.300%	5/15/50	600	632
	Sherwin-Williams Co.	2.900%	3/15/52	1,000	978
	Southern Copper Corp.	7.500%	7/27/35	2,370	3,395
	Southern Copper Corp.	6.750%	4/16/40	2,290	3,212
	Southern Copper Corp.	5.250%	11/8/42	3,363	4,250
	Southern Copper Corp.	5.875%	4/23/45	2,340	3,209
	Steel Dynamics Inc.	3.250%	10/15/50	925	934
[4]	Suzano Austria GmbH	3.125%	1/15/32	2,125	2,056
	Teck Resources Ltd.	6.125%	10/1/35	1,475	1,914
	Teck Resources Ltd.	6.000%	8/15/40	1,241	1,582
167

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Teck Resources Ltd.	6.250%	7/15/41	1,860	2,477
	Teck Resources Ltd.	5.200%	3/1/42	900	1,065
	Teck Resources Ltd.	5.400%	2/1/43	575	705
	Vale Overseas Ltd.	8.250%	1/17/34	1,008	1,419
	Vale Overseas Ltd.	6.875%	11/21/36	5,996	7,968
	Vale Overseas Ltd.	6.875%	11/10/39	1,350	1,813
	Vale SA	5.625%	9/11/42	1,210	1,446
	Vulcan Materials Co.	4.500%	6/15/47	2,485	3,048
	Westlake Chemical Corp.	2.875%	8/15/41	500	483
	Westlake Chemical Corp.	5.000%	8/15/46	1,965	2,486
	Westlake Chemical Corp.	4.375%	11/15/47	1,205	1,420
	Westlake Chemical Corp.	3.125%	8/15/51	1,349	1,302
	Westlake Chemical Corp.	3.375%	8/15/61	1,000	962
	WRKCo Inc.	4.200%	6/1/32	975	1,109
	WRKCo Inc.	3.000%	6/15/33	1,650	1,702
					223,328
Real Estate (0.9%)
	Agree LP	2.600%	6/15/33	775	763
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	600	576
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,245	2,109
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,575	2,039
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,675	1,952
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	2,100	2,085
	American Assets Trust LP	3.375%	2/1/31	52	53
	American Tower Corp.	3.700%	10/15/49	1,045	1,120
	American Tower Corp.	3.100%	6/15/50	3,060	2,976
	American Tower Corp.	2.950%	1/15/51	1,825	1,730
	AvalonBay Communities Inc.	2.050%	1/15/32	1,300	1,284
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	940	1,113
[4]	AvalonBay Communities Inc.	4.150%	7/1/47	775	951
[4]	AvalonBay Communities Inc.	4.350%	4/15/48	410	525
	Camden Property Trust	3.350%	11/1/49	810	890
	Corporate Office Properties LP	2.900%	12/1/33	1,350	1,329
	Crown Castle International Corp.	2.900%	4/1/41	2,372	2,305
	Crown Castle International Corp.	4.750%	5/15/47	508	623
	Crown Castle International Corp.	5.200%	2/15/49	1,208	1,554
	Crown Castle International Corp.	4.000%	11/15/49	1,500	1,647
	Crown Castle International Corp.	4.150%	7/1/50	1,475	1,668
	Crown Castle International Corp.	3.250%	1/15/51	1,610	1,591
	CubeSmart LP	2.500%	2/15/32	1,100	1,098
	Duke Realty LP	3.050%	3/1/50	925	914
	Equinix Inc.	3.000%	7/15/50	1,646	1,575
	Equinix Inc.	2.950%	9/15/51	1,238	1,168
	Equinix Inc.	3.400%	2/15/52	550	561
	ERP Operating LP	4.500%	7/1/44	1,435	1,811
	ERP Operating LP	4.500%	6/1/45	700	884
	ERP Operating LP	4.000%	8/1/47	950	1,144
	Essex Portfolio LP	2.650%	3/15/32	1,170	1,177
	Essex Portfolio LP	4.500%	3/15/48	676	832
	Essex Portfolio LP	2.650%	9/1/50	620	561
	Extra Space Storage LP	2.350%	3/15/32	500	488
	Federal Realty Investment Trust	4.500%	12/1/44	870	1,035
	GLP Capital LP	3.250%	1/15/32	1,700	1,709
	Healthpeak Properties Inc.	6.750%	2/1/41	625	935
	Highwoods Realty LP	2.600%	2/1/31	73	73
168

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	900	883
	Kilroy Realty LP	2.500%	11/15/32	925	900
	Kilroy Realty LP	2.650%	11/15/33	975	947
	Kimco Realty Corp.	4.250%	4/1/45	875	1,007
	Kimco Realty Corp.	4.125%	12/1/46	1,000	1,138
	Kimco Realty Corp.	4.450%	9/1/47	1,400	1,668
	Kimco Realty Corp.	3.700%	10/1/49	175	188
	Mid-America Apartments LP	2.875%	9/15/51	675	665
	National Retail Properties Inc.	4.800%	10/15/48	1,100	1,385
	National Retail Properties Inc.	3.500%	4/15/51	1,375	1,426
	National Retail Properties Inc.	3.000%	4/15/52	1,175	1,115
	Omega Healthcare Investors Inc.	3.250%	4/15/33	2,000	1,960
	Piedmont Operating Partnership LP	2.750%	4/1/32	500	491
	Prologis LP	4.375%	9/15/48	1,225	1,545
	Prologis LP	3.000%	4/15/50	1,590	1,646
	Prologis LP	2.125%	10/15/50	1,325	1,151
	Realty Income Corp.	2.850%	12/15/32	1,450	1,508
	Realty Income Corp.	1.800%	3/15/33	1,590	1,499
	Realty Income Corp.	4.650%	3/15/47	1,506	1,950
	Regency Centers LP	4.400%	2/1/47	695	823
	Regency Centers LP	4.650%	3/15/49	804	1,001
	Safehold Operating Partnership LP	2.850%	1/15/32	650	636
	Simon Property Group LP	2.250%	1/15/32	1,000	976
	Simon Property Group LP	6.750%	2/1/40	1,202	1,774
	Simon Property Group LP	4.750%	3/15/42	855	1,055
	Simon Property Group LP	4.250%	10/1/44	1,761	2,068
	Simon Property Group LP	4.250%	11/30/46	2,575	3,063
	Simon Property Group LP	3.250%	9/13/49	1,315	1,352
	Simon Property Group LP	3.800%	7/15/50	1,375	1,543
	Spirit Realty LP	2.700%	2/15/32	750	744
[4]	UDR Inc.	2.100%	8/1/32	850	813
[4]	UDR Inc.	1.900%	3/15/33	875	810
	UDR Inc.	3.100%	11/1/34	775	802
	Ventas Realty LP	5.700%	9/30/43	695	937
	Ventas Realty LP	4.375%	2/1/45	400	469
	Ventas Realty LP	4.875%	4/15/49	675	847
	Welltower Inc.	2.750%	1/15/32	1,175	1,189
	Welltower Inc.	6.500%	3/15/41	850	1,238
	Welltower Inc.	4.950%	9/1/48	1,150	1,506
	Weyerhaeuser Co.	7.375%	3/15/32	2,853	4,013
	WP Carey Inc.	2.250%	4/1/33	1,303	1,240
					98,819
Technology (4.5%)
	Analog Devices Inc.	2.800%	10/1/41	1,925	1,950
	Analog Devices Inc.	2.950%	10/1/51	1,850	1,900
	Apple Inc.	4.500%	2/23/36	2,429	3,048
	Apple Inc.	2.375%	2/8/41	2,395	2,324
	Apple Inc.	3.850%	5/4/43	6,102	7,208
	Apple Inc.	4.450%	5/6/44	2,125	2,712
	Apple Inc.	3.450%	2/9/45	5,050	5,640
	Apple Inc.	4.375%	5/13/45	6,068	7,676
	Apple Inc.	4.650%	2/23/46	4,981	6,543
	Apple Inc.	3.850%	8/4/46	4,035	4,780
	Apple Inc.	4.250%	2/9/47	1,995	2,502
	Apple Inc.	3.750%	9/12/47	2,099	2,454
169

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.750%	11/13/47	2,963	3,483
	Apple Inc.	2.950%	9/11/49	4,801	4,964
	Apple Inc.	2.650%	5/11/50	5,255	5,162
	Apple Inc.	2.400%	8/20/50	2,605	2,446
	Apple Inc.	2.650%	2/8/51	6,755	6,636
	Apple Inc.	2.700%	8/5/51	4,499	4,464
	Apple Inc.	2.550%	8/20/60	4,633	4,362
	Apple Inc.	2.800%	2/8/61	4,260	4,211
	Apple Inc.	2.850%	8/5/61	2,950	2,966
	Applied Materials Inc.	5.100%	10/1/35	1,625	2,110
	Applied Materials Inc.	5.850%	6/15/41	1,330	1,941
	Applied Materials Inc.	4.350%	4/1/47	1,348	1,718
	Applied Materials Inc.	2.750%	6/1/50	1,500	1,509
	Broadcom Inc.	4.300%	11/15/32	5,075	5,716
[5]	Broadcom Inc.	2.600%	2/15/33	3,730	3,618
[5]	Broadcom Inc.	3.419%	4/15/33	7,271	7,591
[5]	Broadcom Inc.	3.469%	4/15/34	4,425	4,617
[5]	Broadcom Inc.	3.137%	11/15/35	4,925	4,951
[5]	Broadcom Inc.	3.187%	11/15/36	4,100	4,113
[5]	Broadcom Inc.	3.500%	2/15/41	7,100	7,230
[5]	Broadcom Inc.	3.750%	2/15/51	3,620	3,782
	Cisco Systems Inc.	5.900%	2/15/39	2,532	3,643
	Cisco Systems Inc.	5.500%	1/15/40	4,950	6,920
	Corning Inc.	4.700%	3/15/37	1,225	1,445
	Corning Inc.	5.750%	8/15/40	1,013	1,375
	Corning Inc.	4.750%	3/15/42	350	440
	Corning Inc.	5.350%	11/15/48	1,770	2,449
	Corning Inc.	3.900%	11/15/49	300	338
	Corning Inc.	4.375%	11/15/57	1,415	1,694
	Corning Inc.	5.850%	11/15/68	1,171	1,727
	Corning Inc.	5.450%	11/15/79	2,076	2,732
	Dell Inc.	6.500%	4/15/38	1,425	1,827
	Dell International LLC	8.100%	7/15/36	1,688	2,576
[5]	Dell International LLC	3.375%	12/15/41	2,000	1,980
	Dell International LLC	8.350%	7/15/46	1,231	2,062
[5]	Dell International LLC	3.450%	12/15/51	2,800	2,688
	Emerson Electric Co.	2.800%	12/21/51	4,000	3,922
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,225	2,242
	Fidelity National Information Services Inc.	4.500%	8/15/46	451	547
	Fiserv Inc.	4.400%	7/1/49	4,500	5,367
	Global Payments Inc.	4.150%	8/15/49	1,814	2,084
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,371	4,514
	HP Inc.	6.000%	9/15/41	3,032	4,039
	Intel Corp.	4.000%	12/15/32	3,957	4,629
	Intel Corp.	4.600%	3/25/40	1,695	2,110
	Intel Corp.	2.800%	8/12/41	1,700	1,695
	Intel Corp.	4.800%	10/1/41	1,500	1,947
	Intel Corp.	4.250%	12/15/42	1,125	1,364
	Intel Corp.	4.900%	7/29/45	2,100	2,785
	Intel Corp.	4.100%	5/19/46	3,180	3,770
	Intel Corp.	4.100%	5/11/47	1,910	2,289
	Intel Corp.	3.734%	12/8/47	5,527	6,268
	Intel Corp.	3.250%	11/15/49	3,715	3,925
	Intel Corp.	4.750%	3/25/50	4,510	5,999
	Intel Corp.	3.050%	8/12/51	2,800	2,872
170

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	3.100%	2/15/60	2,500	2,519
	Intel Corp.	4.950%	3/25/60	1,215	1,706
	Intel Corp.	3.200%	8/12/61	1,700	1,740
	International Business Machines Corp.	5.875%	11/29/32	1,816	2,394
	International Business Machines Corp.	4.150%	5/15/39	4,346	5,024
	International Business Machines Corp.	5.600%	11/30/39	1,820	2,487
	International Business Machines Corp.	2.850%	5/15/40	1,300	1,280
	International Business Machines Corp.	4.000%	6/20/42	4,670	5,367
	International Business Machines Corp.	4.250%	5/15/49	5,633	6,832
	International Business Machines Corp.	2.950%	5/15/50	2,408	2,354
	Juniper Networks Inc.	5.950%	3/15/41	755	998
	KLA Corp.	5.000%	3/15/49	2,150	2,898
	KLA Corp.	3.300%	3/1/50	700	748
[5]	Kyndryl Holdings Inc.	4.100%	10/15/41	1,025	994
	Lam Research Corp.	4.875%	3/15/49	2,155	2,930
	Lam Research Corp.	2.875%	6/15/50	1,654	1,653
	Lam Research Corp.	3.125%	6/15/60	550	562
	Micron Technology Inc.	2.703%	4/15/32	2,045	2,053
	Micron Technology Inc.	3.366%	11/1/41	1,000	1,027
	Micron Technology Inc.	3.477%	11/1/51	1,100	1,122
	Microsoft Corp.	3.500%	2/12/35	3,370	3,859
	Microsoft Corp.	4.200%	11/3/35	750	920
	Microsoft Corp.	3.450%	8/8/36	7,040	8,075
	Microsoft Corp.	4.100%	2/6/37	1,699	2,068
	Microsoft Corp.	4.500%	10/1/40	2,085	2,693
	Microsoft Corp.	3.700%	8/8/46	8,160	9,792
	Microsoft Corp.	2.525%	6/1/50	15,398	15,111
	Microsoft Corp.	2.921%	3/17/52	16,453	17,422
	Microsoft Corp.	3.950%	8/8/56	575	722
	Microsoft Corp.	2.675%	6/1/60	8,772	8,735
	Microsoft Corp.	3.041%	3/17/62	5,984	6,443
	Moody's Corp.	2.750%	8/19/41	1,400	1,363
	Moody's Corp.	5.250%	7/15/44	1,650	2,231
	Moody's Corp.	4.875%	12/17/48	175	232
	Moody's Corp.	3.250%	5/20/50	1,096	1,149
	Moody's Corp.	2.550%	8/18/60	1,125	989
	Moody's Corp.	3.100%	11/29/61	1,475	1,466
	Motorola Solutions Inc.	5.500%	9/1/44	1,025	1,343
	NVIDIA Corp.	3.500%	4/1/40	1,700	1,908
	NVIDIA Corp.	3.500%	4/1/50	4,490	5,126
	NVIDIA Corp.	3.700%	4/1/60	1,086	1,298
[5]	NXP BV	2.650%	2/15/32	2,100	2,108
[5]	NXP BV	3.250%	5/11/41	1,550	1,593
[5]	NXP BV	3.125%	2/15/42	600	603
[5]	NXP BV	3.250%	11/30/51	1,050	1,050
	Oracle Corp.	4.300%	7/8/34	4,875	5,406
	Oracle Corp.	3.900%	5/15/35	3,141	3,360
	Oracle Corp.	3.850%	7/15/36	2,465	2,595
	Oracle Corp.	3.800%	11/15/37	4,006	4,174
	Oracle Corp.	6.500%	4/15/38	623	839
	Oracle Corp.	6.125%	7/8/39	3,664	4,831
	Oracle Corp.	3.600%	4/1/40	7,210	7,248
	Oracle Corp.	5.375%	7/15/40	5,277	6,417
	Oracle Corp.	3.650%	3/25/41	6,475	6,556
	Oracle Corp.	4.500%	7/8/44	1,925	2,153
171

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	4.125%	5/15/45	5,875	6,236
	Oracle Corp.	4.000%	7/15/46	7,395	7,689
	Oracle Corp.	4.000%	11/15/47	3,390	3,516
	Oracle Corp.	3.600%	4/1/50	10,426	10,210
	Oracle Corp.	3.950%	3/25/51	7,563	7,870
	Oracle Corp.	4.375%	5/15/55	2,683	2,937
	Oracle Corp.	3.850%	4/1/60	7,701	7,620
	Oracle Corp.	4.100%	3/25/61	3,150	3,289
	PayPal Holdings Inc.	3.250%	6/1/50	2,600	2,787
	QUALCOMM Inc.	1.650%	5/20/32	622	590
	QUALCOMM Inc.	4.650%	5/20/35	3,445	4,284
	QUALCOMM Inc.	4.800%	5/20/45	3,731	4,953
	QUALCOMM Inc.	4.300%	5/20/47	5,429	6,820
	Quanta Services Inc.	2.350%	1/15/32	50	49
	S&P Global Inc.	3.250%	12/1/49	1,552	1,688
	S&P Global Inc.	2.300%	8/15/60	1,600	1,389
	salesforce.com Inc.	2.700%	7/15/41	2,950	2,942
	salesforce.com Inc.	2.900%	7/15/51	4,825	4,919
	salesforce.com Inc.	3.050%	7/15/61	3,000	3,089
	Texas Instruments Inc.	3.875%	3/15/39	2,099	2,478
	Texas Instruments Inc.	4.150%	5/15/48	2,763	3,471
	Texas Instruments Inc.	2.700%	9/15/51	1,200	1,209
	TSMC Arizona Corp.	3.125%	10/25/41	2,225	2,319
	TSMC Arizona Corp.	3.250%	10/25/51	2,150	2,262
	Verisk Analytics Inc.	5.500%	6/15/45	818	1,102
	Verisk Analytics Inc.	3.625%	5/15/50	1,825	1,991
	Western Digital Corp.	3.100%	2/1/32	1,000	1,007
					519,873
Utilities (6.0%)
[4]	AEP Texas Inc.	4.150%	5/1/49	690	782
[4]	AEP Texas Inc.	3.450%	1/15/50	1,015	1,038
	AEP Texas Inc.	3.450%	5/15/51	1,087	1,109
	AEP Transmission Co. LLC	4.000%	12/1/46	900	1,046
	AEP Transmission Co. LLC	3.750%	12/1/47	1,050	1,182
	AEP Transmission Co. LLC	4.250%	9/15/48	1,200	1,450
	AEP Transmission Co. LLC	3.800%	6/15/49	1,150	1,310
	AEP Transmission Co. LLC	3.150%	9/15/49	1,130	1,154
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	1,475	1,634
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	1,200	1,149
	Alabama Power Co.	6.125%	5/15/38	610	854
	Alabama Power Co.	6.000%	3/1/39	1,215	1,693
	Alabama Power Co.	3.850%	12/1/42	544	613
	Alabama Power Co.	4.150%	8/15/44	1,880	2,200
	Alabama Power Co.	3.750%	3/1/45	892	988
	Alabama Power Co.	4.300%	1/2/46	1,216	1,457
[4]	Alabama Power Co.	3.700%	12/1/47	2,242	2,491
[4]	Alabama Power Co.	4.300%	7/15/48	1,005	1,218
	Alabama Power Co.	3.450%	10/1/49	1,155	1,233
	Alabama Power Co.	3.125%	7/15/51	717	734
	Alabama Power Co.	3.000%	3/15/52	1,450	1,456
	Ameren Illinois Co.	4.150%	3/15/46	826	998
	Ameren Illinois Co.	3.700%	12/1/47	1,085	1,239
	Ameren Illinois Co.	4.500%	3/15/49	1,437	1,836
	Ameren Illinois Co.	3.250%	3/15/50	651	692
	Ameren Illinois Co.	2.900%	6/15/51	852	861
172

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Electric Power Co. Inc.	3.250%	3/1/50	1,060	1,052
	American Water Capital Corp.	6.593%	10/15/37	1,108	1,609
	American Water Capital Corp.	4.300%	12/1/42	1,075	1,290
	American Water Capital Corp.	4.300%	9/1/45	1,150	1,382
	American Water Capital Corp.	3.750%	9/1/47	1,426	1,597
	American Water Capital Corp.	4.200%	9/1/48	1,925	2,313
	American Water Capital Corp.	4.150%	6/1/49	545	644
	American Water Capital Corp.	3.450%	5/1/50	1,620	1,739
	American Water Capital Corp.	3.250%	6/1/51	1,300	1,358
	Appalachian Power Co.	7.000%	4/1/38	1,543	2,232
	Appalachian Power Co.	4.400%	5/15/44	678	789
	Appalachian Power Co.	4.450%	6/1/45	718	841
[4]	Appalachian Power Co.	4.500%	3/1/49	1,150	1,396
[4]	Appalachian Power Co.	3.700%	5/1/50	1,600	1,737
	Arizona Public Service Co.	5.050%	9/1/41	1,355	1,663
	Arizona Public Service Co.	4.500%	4/1/42	1,150	1,346
	Arizona Public Service Co.	4.350%	11/15/45	1,005	1,180
	Arizona Public Service Co.	3.750%	5/15/46	1,260	1,379
	Arizona Public Service Co.	4.200%	8/15/48	850	979
	Arizona Public Service Co.	4.250%	3/1/49	945	1,104
	Arizona Public Service Co.	3.500%	12/1/49	350	364
	Arizona Public Service Co.	3.350%	5/15/50	200	205
	Atmos Energy Corp.	5.500%	6/15/41	925	1,226
	Atmos Energy Corp.	4.150%	1/15/43	975	1,129
	Atmos Energy Corp.	4.125%	10/15/44	2,132	2,495
	Atmos Energy Corp.	4.300%	10/1/48	550	673
	Atmos Energy Corp.	4.125%	3/15/49	1,584	1,896
	Atmos Energy Corp.	3.375%	9/15/49	1,515	1,623
	Atmos Energy Corp.	2.850%	2/15/52	1,050	1,033
	Avista Corp.	4.350%	6/1/48	825	1,021
	Baltimore Gas & Electric Co.	6.350%	10/1/36	350	496
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,068	1,166
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,195	1,359
	Baltimore Gas & Electric Co.	4.250%	9/15/48	675	820
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,490	1,543
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	290
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,501	4,778
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,749	2,358
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	2,058	2,650
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,031	2,466
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,516	1,692
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,043	3,776
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,752	2,139
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,950	1,875
	Black Hills Corp.	4.350%	5/1/33	1,665	1,891
	Black Hills Corp.	4.200%	9/15/46	1,045	1,189
[4]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	655	900
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,185	1,320
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	719	905
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,762	2,098
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,736	2,162
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,600	1,770
	CenterPoint Energy Inc.	3.700%	9/1/49	700	764
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,322
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	722
173

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleco Corporate Holdings LLC	4.973%	5/1/46	858	1,034
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	988	1,331
	CMS Energy Corp.	4.875%	3/1/44	1,359	1,711
	Commonwealth Edison Co.	5.900%	3/15/36	820	1,131
	Commonwealth Edison Co.	6.450%	1/15/38	1,225	1,782
	Commonwealth Edison Co.	3.800%	10/1/42	125	141
	Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,763
	Commonwealth Edison Co.	4.700%	1/15/44	1,650	2,086
	Commonwealth Edison Co.	3.700%	3/1/45	1,235	1,383
	Commonwealth Edison Co.	3.650%	6/15/46	1,750	1,951
[4]	Commonwealth Edison Co.	3.750%	8/15/47	1,098	1,247
	Commonwealth Edison Co.	4.000%	3/1/48	1,797	2,115
	Commonwealth Edison Co.	4.000%	3/1/49	1,175	1,397
[4]	Commonwealth Edison Co.	3.200%	11/15/49	900	939
	Commonwealth Edison Co.	3.000%	3/1/50	1,763	1,799
[4]	Commonwealth Edison Co.	3.125%	3/15/51	1,825	1,898
[4]	Commonwealth Edison Co.	2.750%	9/1/51	1,050	1,025
	Connecticut Light & Power Co.	4.300%	4/15/44	297	363
	Connecticut Light & Power Co.	4.000%	4/1/48	1,770	2,128
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,070	1,325
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	1,011
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,245	1,707
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,285	1,862
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,800	2,322
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,680	2,220
[4]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,110	1,256
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,753	2,991
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	999	1,175
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,034	1,220
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,225	1,329
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	782	859
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,180	1,461
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,375	2,733
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	705	810
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	3,000	3,023
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,201	1,495
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,025	1,221
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	950	1,079
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,630	2,004
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	350	376
[4]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	750	702
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,455	1,545
	Consumers Energy Co.	3.950%	5/15/43	1,200	1,378
	Consumers Energy Co.	3.250%	8/15/46	1,122	1,198
	Consumers Energy Co.	3.950%	7/15/47	937	1,106
	Consumers Energy Co.	4.050%	5/15/48	1,869	2,240
	Consumers Energy Co.	4.350%	4/15/49	991	1,250
	Consumers Energy Co.	3.750%	2/15/50	1,385	1,596
	Consumers Energy Co.	3.100%	8/15/50	750	784
	Consumers Energy Co.	3.500%	8/1/51	1,245	1,403
	Consumers Energy Co.	2.650%	8/15/52	600	586
	Consumers Energy Co.	2.500%	5/1/60	1,100	971
	Dayton Power & Light Co.	3.950%	6/15/49	600	685
	Delmarva Power & Light Co.	4.150%	5/15/45	1,543	1,808
[4]	Dominion Energy Inc.	6.300%	3/15/33	1,110	1,460
174

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,229
[4]	Dominion Energy Inc.	5.950%	6/15/35	915	1,201
[4]	Dominion Energy Inc.	3.300%	4/15/41	1,450	1,504
[4]	Dominion Energy Inc.	4.900%	8/1/41	1,250	1,542
[4]	Dominion Energy Inc.	4.050%	9/15/42	1,450	1,633
	Dominion Energy Inc.	4.700%	12/1/44	570	706
[4]	Dominion Energy Inc.	4.600%	3/15/49	1,280	1,607
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,047	1,424
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,476	1,886
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,250	1,760
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,800	2,434
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	100	122
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	356	512
[4]	DTE Electric Co.	4.000%	4/1/43	1,010	1,186
	DTE Electric Co.	4.300%	7/1/44	735	893
	DTE Electric Co.	3.700%	3/15/45	1,250	1,393
	DTE Electric Co.	3.700%	6/1/46	1,575	1,778
	DTE Electric Co.	3.750%	8/15/47	1,217	1,384
[4]	DTE Electric Co.	4.050%	5/15/48	1,125	1,354
	DTE Electric Co.	3.950%	3/1/49	620	737
	DTE Electric Co.	2.950%	3/1/50	872	885
[4]	DTE Electric Co.	3.250%	4/1/51	1,175	1,268
	Duke Energy Carolinas LLC	6.450%	10/15/32	865	1,154
	Duke Energy Carolinas LLC	6.100%	6/1/37	2,147	2,924
	Duke Energy Carolinas LLC	6.000%	1/15/38	1,000	1,391
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,260	1,746
	Duke Energy Carolinas LLC	5.300%	2/15/40	890	1,171
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,225	1,442
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,050	2,356
	Duke Energy Carolinas LLC	3.750%	6/1/45	375	419
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,105	1,253
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,250	1,395
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,135	2,476
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,700	1,767
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,150	1,262
	Duke Energy Corp.	3.300%	6/15/41	50	51
	Duke Energy Corp.	3.750%	9/1/46	4,825	5,170
	Duke Energy Corp.	3.950%	8/15/47	1,377	1,517
	Duke Energy Corp.	4.200%	6/15/49	1,275	1,458
	Duke Energy Corp.	3.500%	6/15/51	1,490	1,549
	Duke Energy Florida LLC	6.350%	9/15/37	1,090	1,561
	Duke Energy Florida LLC	6.400%	6/15/38	1,469	2,120
	Duke Energy Florida LLC	5.650%	4/1/40	1,050	1,414
	Duke Energy Florida LLC	3.400%	10/1/46	1,661	1,747
	Duke Energy Florida LLC	4.200%	7/15/48	1,930	2,310
	Duke Energy Florida LLC	3.000%	12/15/51	950	966
	Duke Energy Indiana LLC	6.120%	10/15/35	906	1,207
	Duke Energy Indiana LLC	6.350%	8/15/38	1,950	2,744
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	1,105	1,381
	Duke Energy Indiana LLC	3.750%	5/15/46	1,212	1,359
[4]	Duke Energy Indiana LLC	3.250%	10/1/49	1,636	1,693
	Duke Energy Indiana LLC	2.750%	4/1/50	325	307
	Duke Energy Ohio Inc.	3.700%	6/15/46	759	834
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,325	1,596
	Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,495
175

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.100%	5/15/42	1,875	2,175
	Duke Energy Progress LLC	4.100%	3/15/43	1,300	1,506
	Duke Energy Progress LLC	4.150%	12/1/44	1,469	1,729
	Duke Energy Progress LLC	4.200%	8/15/45	1,364	1,632
	Duke Energy Progress LLC	3.700%	10/15/46	1,225	1,372
	Duke Energy Progress LLC	3.600%	9/15/47	1,140	1,262
	Duke Energy Progress LLC	2.500%	8/15/50	400	372
	Duke Energy Progress LLC	2.900%	8/15/51	1,375	1,378
	El Paso Electric Co.	6.000%	5/15/35	878	1,150
	El Paso Electric Co.	5.000%	12/1/44	1,324	1,613
	Emera US Finance LP	4.750%	6/15/46	2,057	2,443
	Entergy Arkansas LLC	4.200%	4/1/49	212	254
	Entergy Arkansas LLC	2.650%	6/15/51	1,000	936
	Entergy Arkansas LLC	3.350%	6/15/52	1,100	1,165
	Entergy Corp.	3.750%	6/15/50	1,775	1,924
	Entergy Louisiana LLC	4.000%	3/15/33	1,883	2,153
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,603
	Entergy Louisiana LLC	4.200%	9/1/48	2,850	3,413
	Entergy Louisiana LLC	4.200%	4/1/50	1,592	1,917
	Entergy Louisiana LLC	2.900%	3/15/51	1,950	1,907
	Entergy Mississippi LLC	3.850%	6/1/49	2,337	2,693
	Entergy Texas Inc.	4.500%	3/30/39	550	646
	Entergy Texas Inc.	3.550%	9/30/49	1,221	1,294
	Essential Utilities Inc.	4.276%	5/1/49	1,300	1,550
	Essential Utilities Inc.	3.351%	4/15/50	1,375	1,427
	Evergy Kansas Central Inc.	4.125%	3/1/42	868	1,007
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,790	2,094
	Evergy Kansas Central Inc.	4.250%	12/1/45	787	940
	Evergy Kansas Central Inc.	3.450%	4/15/50	425	459
	Evergy Metro Inc.	5.300%	10/1/41	915	1,207
	Evergy Metro Inc.	4.200%	6/15/47	885	1,056
	Evergy Metro Inc.	4.200%	3/15/48	1,110	1,328
[4]	Evergy Metro Inc.	4.125%	4/1/49	950	1,132
	Exelon Corp.	5.625%	6/15/35	1,475	1,878
	Exelon Corp.	5.100%	6/15/45	2,974	3,851
	Exelon Corp.	4.450%	4/15/46	1,637	1,976
	Exelon Corp.	4.700%	4/15/50	2,193	2,765
	Exelon Generation Co. LLC	6.250%	10/1/39	565	711
	Exelon Generation Co. LLC	5.600%	6/15/42	2,836	3,366
	Florida Power & Light Co.	5.625%	4/1/34	1,049	1,407
	Florida Power & Light Co.	4.950%	6/1/35	850	1,076
	Florida Power & Light Co.	5.650%	2/1/37	843	1,132
	Florida Power & Light Co.	5.950%	2/1/38	1,025	1,433
	Florida Power & Light Co.	5.960%	4/1/39	955	1,365
	Florida Power & Light Co.	5.690%	3/1/40	1,115	1,580
	Florida Power & Light Co.	5.250%	2/1/41	1,760	2,337
	Florida Power & Light Co.	4.050%	6/1/42	1,757	2,076
	Florida Power & Light Co.	3.800%	12/15/42	1,215	1,402
	Florida Power & Light Co.	4.050%	10/1/44	1,132	1,351
	Florida Power & Light Co.	3.700%	12/1/47	1,640	1,882
	Florida Power & Light Co.	3.950%	3/1/48	2,123	2,550
	Florida Power & Light Co.	4.125%	6/1/48	1,400	1,723
	Florida Power & Light Co.	3.150%	10/1/49	2,390	2,560
[4]	Georgia Power Co.	4.750%	9/1/40	1,270	1,500
	Georgia Power Co.	4.300%	3/15/42	1,418	1,623
176

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.300%	3/15/43	1,385	1,572
[4]	Georgia Power Co.	3.700%	1/30/50	1,600	1,709
[4]	Georgia Power Co.	3.250%	3/15/51	625	630
	Iberdrola International BV	6.750%	7/15/36	645	952
[4]	Idaho Power Co.	4.200%	3/1/48	107	133
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	1,050	1,295
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	825	914
	Indiana Michigan Power Co.	3.250%	5/1/51	1,250	1,299
	Interstate Power & Light Co.	6.250%	7/15/39	1,384	1,939
	Interstate Power & Light Co.	3.700%	9/15/46	650	733
	Interstate Power & Light Co.	3.100%	11/30/51	675	681
	ITC Holdings Corp.	5.300%	7/1/43	900	1,181
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	990	1,202
	Kentucky Utilities Co.	5.125%	11/1/40	1,342	1,721
	Kentucky Utilities Co.	4.375%	10/1/45	1,395	1,662
	Kentucky Utilities Co.	3.300%	6/1/50	1,500	1,579
	Louisville Gas & Electric Co.	4.250%	4/1/49	755	923
	MidAmerican Energy Co.	4.800%	9/15/43	1,033	1,313
	MidAmerican Energy Co.	4.250%	5/1/46	1,207	1,475
	MidAmerican Energy Co.	3.950%	8/1/47	1,420	1,667
	MidAmerican Energy Co.	3.650%	8/1/48	1,474	1,664
	MidAmerican Energy Co.	4.250%	7/15/49	1,682	2,078
[4]	Mississippi Power Co.	4.250%	3/15/42	1,475	1,711
	National Grid USA	5.803%	4/1/35	1,000	1,242
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	266	251
[4]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,260	1,851
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	825	937
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,250	1,564
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,413	1,763
[4]	Nevada Power Co.	6.650%	4/1/36	1,318	1,891
[4]	Nevada Power Co.	6.750%	7/1/37	1,085	1,576
[4]	Nevada Power Co.	3.125%	8/1/50	2,145	2,179
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	2,000	2,005
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,000	1,000
	NiSource Inc.	5.950%	6/15/41	766	1,060
	NiSource Inc.	5.250%	2/15/43	1,607	2,068
	NiSource Inc.	4.800%	2/15/44	1,885	2,307
	NiSource Inc.	5.650%	2/1/45	1,430	1,939
	NiSource Inc.	4.375%	5/15/47	2,500	2,975
	NiSource Inc.	3.950%	3/30/48	1,092	1,231
	Northern States Power Co.	6.250%	6/1/36	1,125	1,607
	Northern States Power Co.	6.200%	7/1/37	1,010	1,466
	Northern States Power Co.	5.350%	11/1/39	775	1,059
	Northern States Power Co.	4.125%	5/15/44	1,125	1,335
	Northern States Power Co.	4.000%	8/15/45	1,185	1,395
	Northern States Power Co.	3.600%	5/15/46	151	171
	Northern States Power Co.	3.600%	9/15/47	400	447
	Northern States Power Co.	2.900%	3/1/50	1,065	1,075
	Northern States Power Co.	2.600%	6/1/51	969	934
	Northern States Power Co.	3.200%	4/1/52	1,050	1,127
	NorthWestern Corp.	4.176%	11/15/44	1,000	1,173
	NSTAR Electric Co.	5.500%	3/15/40	777	1,062
	NSTAR Electric Co.	4.400%	3/1/44	1,010	1,235
	Oglethorpe Power Corp.	5.950%	11/1/39	1,385	1,849
	Oglethorpe Power Corp.	5.375%	11/1/40	2,226	2,844
177

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	5.050%	10/1/48	527	664
	Oglethorpe Power Corp.	5.250%	9/1/50	440	566
	Ohio Edison Co.	6.875%	7/15/36	400	572
	Ohio Power Co.	4.150%	4/1/48	660	774
	Ohio Power Co.	4.000%	6/1/49	1,725	1,986
[4]	Ohio Power Co.	2.900%	10/1/51	500	486
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,182
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	573
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	700	975
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	940	1,368
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	623	987
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	531
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	970	1,202
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	658	882
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,525	1,738
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,225	1,422
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,425	1,733
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,245	1,448
[4]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,480	1,550
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	925	1,065
[5]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	825	803
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	735	1,077
	ONE Gas Inc.	4.658%	2/1/44	1,580	1,958
	ONE Gas Inc.	4.500%	11/1/48	900	1,108
	Pacific Gas & Electric Co.	4.500%	7/1/40	7,400	7,759
	Pacific Gas & Electric Co.	3.300%	8/1/40	337	314
	Pacific Gas & Electric Co.	4.200%	6/1/41	860	874
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,790	2,911
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,465	1,481
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,155	2,097
	Pacific Gas & Electric Co.	4.950%	7/1/50	9,625	10,543
	Pacific Gas & Electric Co.	3.500%	8/1/50	2,185	2,043
	PacifiCorp	5.250%	6/15/35	1,504	1,890
	PacifiCorp	6.100%	8/1/36	720	974
	PacifiCorp	6.250%	10/15/37	1,813	2,521
	PacifiCorp	6.350%	7/15/38	940	1,319
	PacifiCorp	6.000%	1/15/39	1,312	1,800
	PacifiCorp	4.100%	2/1/42	1,683	1,930
	PacifiCorp	4.125%	1/15/49	1,820	2,102
	PacifiCorp	4.150%	2/15/50	1,673	1,984
	PacifiCorp	3.300%	3/15/51	1,350	1,412
	PacifiCorp	2.900%	6/15/52	2,583	2,549
	PECO Energy Co.	5.950%	10/1/36	1,140	1,587
	PECO Energy Co.	4.150%	10/1/44	533	633
	PECO Energy Co.	3.700%	9/15/47	425	481
	PECO Energy Co.	3.900%	3/1/48	765	900
	PECO Energy Co.	3.000%	9/15/49	600	609
	PECO Energy Co.	3.050%	3/15/51	900	925
	PECO Energy Co.	2.850%	9/15/51	975	973
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	550	662
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	713	757
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	925	953
	Potomac Electric Power Co.	6.500%	11/15/37	1,370	1,990
	Potomac Electric Power Co.	4.150%	3/15/43	1,120	1,316
	PPL Electric Utilities Corp.	6.250%	5/15/39	665	955
178

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,080	1,293
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,631	1,915
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,882	2,283
	PPL Electric Utilities Corp.	3.000%	10/1/49	150	154
	Progress Energy Inc.	6.000%	12/1/39	575	792
[4]	Public Service Co. of Colorado	6.250%	9/1/37	961	1,403
	Public Service Co. of Colorado	6.500%	8/1/38	571	859
	Public Service Co. of Colorado	3.600%	9/15/42	1,030	1,137
	Public Service Co. of Colorado	4.300%	3/15/44	665	799
	Public Service Co. of Colorado	3.800%	6/15/47	870	987
	Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,491
	Public Service Co. of Colorado	4.050%	9/15/49	992	1,186
[4]	Public Service Co. of Colorado	2.700%	1/15/51	1,265	1,233
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,690	1,913
[4]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	982
[4]	Public Service Electric & Gas Co.	5.500%	3/1/40	150	202
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,685	1,954
[4]	Public Service Electric & Gas Co.	3.650%	9/1/42	920	1,029
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,517	1,757
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,185	1,332
[4]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,197
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	875	1,025
[4]	Public Service Electric & Gas Co.	3.200%	8/1/49	895	949
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,275	1,237
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	855	728
	Puget Sound Energy Inc.	6.274%	3/15/37	495	683
	Puget Sound Energy Inc.	5.757%	10/1/39	800	1,082
	Puget Sound Energy Inc.	5.795%	3/15/40	900	1,235
	Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,357
	Puget Sound Energy Inc.	4.300%	5/20/45	774	925
	Puget Sound Energy Inc.	4.223%	6/15/48	996	1,191
	Puget Sound Energy Inc.	3.250%	9/15/49	1,185	1,245
	San Diego Gas & Electric Co.	6.000%	6/1/39	660	929
	San Diego Gas & Electric Co.	4.500%	8/15/40	938	1,139
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,445	1,609
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,100	1,314
[4]	San Diego Gas & Electric Co.	4.100%	6/15/49	150	177
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,325	1,403
	Sempra Energy	3.800%	2/1/38	1,547	1,702
	Sempra Energy	6.000%	10/15/39	2,035	2,803
	Sempra Energy	4.000%	2/1/48	1,167	1,305
	Southern California Edison Co.	6.000%	1/15/34	1,060	1,372
[4]	Southern California Edison Co.	5.750%	4/1/35	1,070	1,366
[4]	Southern California Edison Co.	5.350%	7/15/35	1,095	1,357
	Southern California Edison Co.	5.625%	2/1/36	1,040	1,304
[4]	Southern California Edison Co.	5.550%	1/15/37	690	858
[4]	Southern California Edison Co.	5.950%	2/1/38	1,175	1,524
	Southern California Edison Co.	6.050%	3/15/39	940	1,237
	Southern California Edison Co.	5.500%	3/15/40	905	1,137
	Southern California Edison Co.	4.500%	9/1/40	1,605	1,827
	Southern California Edison Co.	4.050%	3/15/42	1,380	1,494
[4]	Southern California Edison Co.	3.900%	3/15/43	1,957	2,084
	Southern California Edison Co.	4.650%	10/1/43	2,140	2,517
[4]	Southern California Edison Co.	3.600%	2/1/45	865	882
	Southern California Edison Co.	4.000%	4/1/47	1,545	1,706
179

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Southern California Edison Co.	4.125%	3/1/48	3,265	3,669
[4]	Southern California Edison Co.	4.875%	3/1/49	1,750	2,147
	Southern California Edison Co.	3.650%	2/1/50	2,375	2,538
[4]	Southern California Edison Co.	2.950%	2/1/51	1,235	1,185
[4]	Southern California Edison Co.	3.650%	6/1/51	1,100	1,193
	Southern California Gas Co.	5.125%	11/15/40	400	518
	Southern California Gas Co.	3.750%	9/15/42	725	810
[4]	Southern California Gas Co.	4.125%	6/1/48	875	1,051
[4]	Southern California Gas Co.	4.300%	1/15/49	1,175	1,456
[4]	Southern California Gas Co.	3.950%	2/15/50	1,349	1,597
	Southern Co.	4.250%	7/1/36	1,675	1,893
	Southern Co.	4.400%	7/1/46	2,685	3,171
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,552	2,126
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,330	1,523
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,075	1,189
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,900	2,212
	Southern Power Co.	5.150%	9/15/41	1,045	1,283
	Southern Power Co.	5.250%	7/15/43	1,055	1,325
[4]	Southern Power Co.	4.950%	12/15/46	1,400	1,715
	Southwest Gas Corp.	3.800%	9/29/46	675	731
	Southwest Gas Corp.	4.150%	6/1/49	875	995
	Southwestern Electric Power Co.	6.200%	3/15/40	860	1,204
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	1,090	1,190
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	605	654
	Southwestern Electric Power Co.	3.250%	11/1/51	2,000	1,993
	Southwestern Public Service Co.	4.500%	8/15/41	1,246	1,509
	Southwestern Public Service Co.	3.400%	8/15/46	1,200	1,288
	Southwestern Public Service Co.	3.700%	8/15/47	1,440	1,610
[4]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	1,239
[4]	Southwestern Public Service Co.	3.150%	5/1/50	906	947
	Tampa Electric Co.	4.100%	6/15/42	725	834
	Tampa Electric Co.	4.350%	5/15/44	685	820
	Tampa Electric Co.	4.300%	6/15/48	1,050	1,290
	Tampa Electric Co.	4.450%	6/15/49	575	730
	Tampa Electric Co.	3.625%	6/15/50	900	1,016
	Tampa Electric Co.	3.450%	3/15/51	1,000	1,099
	Toledo Edison Co.	6.150%	5/15/37	700	966
	Tucson Electric Power Co.	4.850%	12/1/48	865	1,120
	Tucson Electric Power Co.	4.000%	6/15/50	600	699
	Union Electric Co.	2.150%	3/15/32	1,275	1,257
	Union Electric Co.	5.300%	8/1/37	775	990
	Union Electric Co.	8.450%	3/15/39	665	1,105
	Union Electric Co.	3.900%	9/15/42	1,225	1,391
	Union Electric Co.	3.650%	4/15/45	1,312	1,463
	Union Electric Co.	4.000%	4/1/48	700	828
	Union Electric Co.	3.250%	10/1/49	575	612
	Union Electric Co.	2.625%	3/15/51	1,092	1,046
	Veolia Environnement SA	6.750%	6/1/38	522	784
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	935	1,276
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,808	2,482
	Virginia Electric & Power Co.	6.350%	11/30/37	1,756	2,514
	Virginia Electric & Power Co.	4.000%	1/15/43	1,950	2,247
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	3,072	3,814
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	1,303	1,552
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	1,980	2,304
180

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	1,978	2,241
	Virginia Electric & Power Co.	4.600%	12/1/48	900	1,153
	Virginia Electric & Power Co.	3.300%	12/1/49	1,203	1,289
	Virginia Electric & Power Co.	2.450%	12/15/50	1,640	1,509
	Virginia Electric & Power Co.	2.950%	11/15/51	1,100	1,114
[4]	Washington Gas Light Co.	3.796%	9/15/46	1,100	1,254
[4]	Washington Gas Light Co.	3.650%	9/15/49	850	954
	Wisconsin Electric Power Co.	5.625%	5/15/33	605	777
	Wisconsin Electric Power Co.	5.700%	12/1/36	725	964
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,286
	Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,248
	Wisconsin Power & Light Co.	3.650%	4/1/50	500	569
	Wisconsin Public Service Corp.	3.671%	12/1/42	415	463
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,689	2,160
	Wisconsin Public Service Corp.	2.850%	12/1/51	1,000	988
	Xcel Energy Inc.	2.350%	11/15/31	675	674
	Xcel Energy Inc.	6.500%	7/1/36	766	1,078
	Xcel Energy Inc.	3.500%	12/1/49	1,250	1,342
					699,941
Total Corporate Bonds (Cost $5,534,605)					5,923,991
Sovereign Bonds (3.1%)
[4]	Asian Development Bank	0.750%	10/8/30	295	276
[4]	Asian Development Bank	1.500%	3/4/31	107	106
	Equinor ASA	3.625%	4/6/40	2,506	2,784
	Equinor ASA	5.100%	8/17/40	1,152	1,510
	Equinor ASA	4.250%	11/23/41	2,260	2,724
	Equinor ASA	3.950%	5/15/43	1,372	1,600
	Equinor ASA	4.800%	11/8/43	1,815	2,353
	Equinor ASA	3.250%	11/18/49	2,865	3,046
	Equinor ASA	3.700%	4/6/50	3,516	4,035
	European Investment Bank	4.875%	2/15/36	2,270	3,135
	Export-Import Bank of Korea	2.500%	6/29/41	1,115	1,132
[4]	Inter-American Development Bank	3.875%	10/28/41	1,515	1,939
	Inter-American Development Bank	3.200%	8/7/42	650	757
	Inter-American Development Bank	4.375%	1/24/44	1,053	1,464
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	690	917
[6]	KFW	0.750%	9/30/30	2,375	2,220
[6]	KFW	0.000%	4/18/36	1,600	1,236
[6]	KFW	0.000%	6/29/37	2,509	1,897
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	2,125	3,207
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	1,325	1,570
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	8,888	11,783
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	5,752	7,549
	Province of British Columbia	7.250%	9/1/36	840	1,347
[4]	Republic of Chile	2.550%	1/27/32	3,125	3,115
[4]	Republic of Chile	2.550%	7/27/33	4,506	4,385
[4]	Republic of Chile	3.100%	5/7/41	5,800	5,684
	Republic of Chile	3.625%	10/30/42	2,245	2,375
	Republic of Chile	3.860%	6/21/47	1,369	1,518
[4]	Republic of Chile	3.500%	1/25/50	5,060	5,260
[4]	Republic of Chile	3.100%	1/22/61	5,275	4,905
[4]	Republic of Chile	3.250%	9/21/71	1,875	1,734
	Republic of Hungary	7.625%	3/29/41	3,027	4,953
	Republic of Indonesia	2.850%	2/14/30	400	417
181

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	4.350%	1/11/48	6,075	6,989
	Republic of Indonesia	5.350%	2/11/49	2,999	3,939
	Republic of Indonesia	3.700%	10/30/49	2,925	3,099
	Republic of Indonesia	3.500%	2/14/50	2,895	3,002
	Republic of Indonesia	4.200%	10/15/50	5,015	5,750
	Republic of Indonesia	3.050%	3/12/51	1,137	1,124
[4]	Republic of Indonesia	3.200%	9/23/61	200	193
	Republic of Indonesia	4.450%	4/15/70	1,405	1,665
	Republic of Italy	5.375%	6/15/33	3,004	3,718
	Republic of Italy	4.000%	10/17/49	4,013	4,424
	Republic of Italy	3.875%	5/6/51	6,630	7,094
	Republic of Korea	4.125%	6/10/44	2,158	2,817
	Republic of Korea	3.875%	9/20/48	1,424	1,846
[4]	Republic of Panama	2.252%	9/29/32	4,074	3,874
[4]	Republic of Panama	6.700%	1/26/36	2,831	3,791
[4]	Republic of Panama	4.500%	5/15/47	4,360	4,817
[4]	Republic of Panama	4.500%	4/16/50	5,807	6,401
[4]	Republic of Panama	4.300%	4/29/53	4,210	4,531
[4]	Republic of Panama	4.500%	4/1/56	5,725	6,306
[4]	Republic of Panama	3.870%	7/23/60	6,655	6,656
[4]	Republic of Peru	1.862%	12/1/32	1,229	1,122
	Republic of Peru	8.750%	11/21/33	5,925	9,215
[4]	Republic of Peru	3.000%	1/15/34	5,130	5,118
[4]	Republic of Peru	6.550%	3/14/37	2,567	3,498
[4]	Republic of Peru	3.300%	3/11/41	1,980	1,986
	Republic of Peru	5.625%	11/18/50	5,666	7,967
[4]	Republic of Peru	3.550%	3/10/51	2,360	2,458
[4]	Republic of Peru	2.780%	12/1/60	4,165	3,662
[4]	Republic of Peru	3.600%	1/15/72	3,550	3,469
[4]	Republic of Peru	3.230%	7/28/21	2,050	1,767
	Republic of the Philippines	1.950%	1/6/32	1,575	1,548
	Republic of the Philippines	6.375%	1/15/32	3,710	4,965
	Republic of the Philippines	6.375%	10/23/34	3,323	4,622
	Republic of the Philippines	5.000%	1/13/37	3,845	4,783
	Republic of the Philippines	3.950%	1/20/40	5,527	6,188
	Republic of the Philippines	3.700%	3/1/41	1,402	1,533
	Republic of the Philippines	3.700%	2/2/42	4,215	4,609
	Republic of the Philippines	2.950%	5/5/45	3,799	3,754
	Republic of the Philippines	2.650%	12/10/45	3,240	3,076
	Republic of the Philippines	3.200%	7/6/46	4,515	4,603
	State of Israel	4.500%	1/30/43	3,958	5,070
	State of Israel	4.125%	1/17/48	2,595	3,186
	State of Israel	3.375%	1/15/50	4,052	4,389
	State of Israel	3.875%	7/3/50	5,030	5,885
	State of Israel	4.500%	4/3/20	2,193	2,807
[4]	United Mexican States	4.750%	4/27/32	3,635	4,111
[4]	United Mexican States	7.500%	4/8/33	2,807	3,921
[4]	United Mexican States	6.750%	9/27/34	3,947	5,257
	United Mexican States	6.050%	1/11/40	6,399	7,963
[4]	United Mexican States	4.280%	8/14/41	7,630	7,921
[4]	United Mexican States	4.750%	3/8/44	9,156	9,976
	United Mexican States	5.550%	1/21/45	5,445	6,520
	United Mexican States	4.600%	1/23/46	5,976	6,392
	United Mexican States	4.350%	1/15/47	3,428	3,558
	United Mexican States	4.600%	2/10/48	5,437	5,801
182

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	United Mexican States	4.500%	1/31/50	5,710	6,062
[4]	United Mexican States	5.000%	4/27/51	3,740	4,263
[4]	United Mexican States	3.771%	5/24/61	9,307	8,573
[4]	United Mexican States	5.750%	10/12/10	5,560	6,407
Total Sovereign Bonds (Cost $354,893)					362,974
Taxable Municipal Bonds (3.0%)
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	750	758
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	1,111
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	1,126
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	1,066
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	770	1,168
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,545	2,927
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,637
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	3,652
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,680	2,939
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,690	2,980
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	1,150	1,153
	Broward County FL Airport System Revenue	3.477%	10/1/43	1,120	1,149
	California GO	4.500%	4/1/33	1,425	1,653
	California GO	7.500%	4/1/34	4,385	6,710
	California GO	4.600%	4/1/38	1,350	1,554
	California GO	7.550%	4/1/39	6,645	11,090
	California GO	7.300%	10/1/39	3,905	6,126
	California GO	7.350%	11/1/39	1,650	2,604
	California GO	7.625%	3/1/40	2,665	4,414
	California GO	7.600%	11/1/40	4,610	7,947
	California State University Systemwide Revenue	3.899%	11/1/47	1,000	1,151
	California State University Systemwide Revenue	2.897%	11/1/51	650	654
	California State University Systemwide Revenue	2.975%	11/1/51	1,410	1,438
	California State University Systemwide Revenue	2.719%	11/1/52	725	731
	California State University Systemwide Revenue	2.939%	11/1/52	725	727
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,098
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	544
	Chicago IL GO	7.045%	1/1/29	690	792
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,645	2,266
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	950	1,430
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	395
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	1,040	1,424
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	5,000	7,042
	Clark County NV Airport System Revenue	6.820%	7/1/45	1,025	1,609
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	1,133
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	1,119
183

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	1,070	1,096
	Connecticut GO	5.850%	3/15/32	1,500	1,949
	Cook County IL GO	6.229%	11/15/34	925	1,257
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,193
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,554
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	1,386
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	1,065	1,503
[7]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,600
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	997
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,455
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	628
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,257
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	850	1,277
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	1,216
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,690	1,817
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,489	3,789
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	2,803	4,336
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	531	788
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	499
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	506
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	1,009
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	751
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	814
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	1,100	1,127
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,450
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	1,170
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,500	2,529
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	607
	Houston TX GO	6.290%	3/1/32	755	952
	Houston TX GO	3.961%	3/1/47	1,135	1,370
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	405
	Illinois GO	5.100%	6/1/33	18,235	21,078
	Illinois GO	6.630%	2/1/35	1,570	1,918
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,215	1,657
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,271
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	722
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	944
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	1,042
[8]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	800	794
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,000	980
184

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Community College District GO	6.750%	8/1/49	1,440	2,475
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	975	1,377
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,575	2,555
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,571
Los Angeles CA Unified School District GO	5.750%	7/1/34	2,430	3,163
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,790	3,886
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,351
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	1,156
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,313
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	775	806
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	775	808
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	1,210
Massachusetts GO	2.663%	9/1/39	994	1,013
Massachusetts GO	5.456%	12/1/39	1,860	2,536
Massachusetts GO	2.813%	9/1/43	1,345	1,383
Massachusetts GO	2.900%	9/1/49	580	605
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,389
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	1,005
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	1,186
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	600	606
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,450
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	905	1,594
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,760
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	1,005	1,058
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	950	1,016
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	1,274
Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	700	705
Mississippi GO	5.245%	11/1/34	700	885
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	1,110
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	850	1,041
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	1,050	1,164
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	1,205	1,772
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	920	1,030
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,966
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,785	7,507
New York City NY GO	5.517%	10/1/37	775	1,032
New York City NY GO	6.271%	12/1/37	750	1,065
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,428
185

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	1,075
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,202
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	980	1,478
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	1,350
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,010	1,542
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	625	784
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	1,000	1,315
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,494
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	1,055
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	40	57
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	40	57
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	2,425	3,320
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,790	2,866
	New York State Dormitory Authority Revenue	3.142%	7/1/43	370	382
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	1,000	986
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,362
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	1,035
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	1,300	1,371
	New York State Thruway Authority General Revenue	2.900%	1/1/35	635	663
	New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	1,145
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,401
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	2,064
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	256
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,985	3,354
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,425	1,941
	Ohio State University General Receipts Revenue	3.798%	12/1/46	650	783
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,072	1,621
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	994
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,327
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	1,063
[8]	Oregon GO	3.424%	3/1/60	750	780
	Pennsylvania State University	2.790%	9/1/43	750	757
	Pennsylvania State University	2.840%	9/1/50	780	776
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	1,307
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	630
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,475	2,065
186

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,665	2,331
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	1,360
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	958
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	822
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	1,500	1,492
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	2,384
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	893
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	4,870	6,455
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,350	1,852
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	667
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	1,092
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	891
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	423
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	837
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	1,291
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,125	1,263
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	828
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,468
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,199
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	787
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,225	1,498
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	675	679
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,065	1,601
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,767
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	715	700
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,503
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,418
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,797
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	1,268
	Texas GO	5.517%	4/1/39	2,565	3,609
	Texas GO	3.211%	4/1/44	1,300	1,357
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	2,150	2,405
	Texas Transportation Commission GO	2.562%	4/1/42	660	654
	Texas Transportation Commission GO	2.472%	10/1/44	1,500	1,467
	Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,228
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	819
[9]	Tucson City AZ COP	2.856%	7/1/47	725	725
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,663
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	900	1,386
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,625	1,672
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	2,010	2,163
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	624
	University of California Revenue	5.770%	5/15/43	980	1,367
	University of California Revenue	5.946%	5/15/45	1,275	1,804
187

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Revenue	3.071%	5/15/51	1,000	1,008
	University of California Revenue	4.858%	5/15/12	1,865	2,743
	University of California Revenue	4.767%	5/15/15	1,200	1,717
	University of Michigan	2.437%	4/1/40	950	950
	University of Michigan	2.562%	4/1/50	500	502
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	837
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	925	1,050
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,453
	University of Texas Financing System Revenue	3.354%	8/15/47	800	931
	University of Texas Financing System Revenue	2.439%	8/15/49	625	618
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	793
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	1,037
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,585
	University of Virginia Revenue	4.179%	9/1/17	975	1,355
	Washington GO	5.140%	8/1/40	885	1,211
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	968
Total Taxable Municipal Bonds (Cost $282,500)					352,144
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund (Cost $1,419)	0.090%		14,190	1,419
Total Investments (99.3%) (Cost $10,796,250)					11,571,232
Other Assets and Liabilities—Net (0.7%)					83,936
Net Assets (100%)					11,655,168
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $331,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $112,985,000, representing 1.0% of net assets.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
188

Long-Term Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	March 2022	214	34,334	302

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2022	(60)	(11,828)	56
				358

See accompanying Notes, which are an integral part of the Financial Statements.
189

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,794,831)	11,569,813
Affiliated Issuers (Cost $1,419)	1,419
Total Investments in Securities	11,571,232
Investment in Vanguard	382
Cash	8
Receivables for Investment Securities Sold	31,922
Receivables for Accrued Income	90,933
Receivables for Capital Shares Issued	62,614
Other Assets	9
Total Assets	11,757,100
Liabilities
Payables for Investment Securities Purchased	97,170
Payables for Capital Shares Redeemed	3,517
Payables for Distributions	1,015
Payables to Vanguard	220
Variation Margin Payable—Futures Contracts	10
Total Liabilities	101,932
Net Assets	11,655,168
190

Long-Term Bond Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	10,888,828
Total Distributable Earnings (Loss)	766,340
Net Assets	11,655,168

ETF Shares—Net Assets
Applicable to 60,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,271,059
Net Asset Value Per Share—ETF Shares	$103.14

Admiral Shares—Net Assets
Applicable to 180,654,354 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,830,502
Net Asset Value Per Share—Admiral Shares	$15.67

Institutional Shares—Net Assets
Applicable to 95,808,404 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,501,127
Net Asset Value Per Share—Institutional Shares	$15.67

Institutional Plus Shares—Net Assets
Applicable to 67,175,375 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,052,480
Net Asset Value Per Share—Institutional Plus Shares	$15.67
See accompanying Notes, which are an integral part of the Financial Statements.
191

Long-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Interest [1]	329,095
Total Income	329,095
Expenses
The Vanguard Group—Note B
Investment Advisory Services	257
Management and Administrative—ETF Shares	1,460
Management and Administrative—Admiral Shares	1,787
Management and Administrative—Institutional Shares	664
Management and Administrative—Institutional Plus Shares	409
Marketing and Distribution—ETF Shares	262
Marketing and Distribution—Admiral Shares	93
Marketing and Distribution—Institutional Shares	39
Marketing and Distribution—Institutional Plus Shares	12
Custodian Fees	55
Auditing Fees	41
Shareholders’ Reports—ETF Shares	319
Shareholders’ Reports—Admiral Shares	71
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	1
Trustees’ Fees and Expenses	4
Total Expenses	5,475
Net Investment Income	323,620
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	302,158
Futures Contracts	(118)
Realized Net Gain (Loss)	302,040
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(963,815)
Futures Contracts	358
Change in Unrealized Appreciation (Depreciation)	(963,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	(337,797)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, ($4,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $268,741,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
192

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	323,620	367,104
Realized Net Gain (Loss)	302,040	990,501
Change in Unrealized Appreciation (Depreciation)	(963,457)	443,298
Net Increase (Decrease) in Net Assets Resulting from Operations	(337,797)	1,800,903
Distributions
ETF Shares	(191,864)	(314,576)
Admiral Shares	(97,956)	(186,444)
Institutional Shares	(50,563)	(102,522)
Institutional Plus Shares	(39,219)	(106,222)
Total Distributions	(379,602)	(709,764)
Capital Share Transactions
ETF Shares	797,570	1,120,959
Admiral Shares	(240,144)	(11,067)
Institutional Shares	(51,596)	(650,296)
Institutional Plus Shares	(218,150)	(1,877,785)
Net Increase (Decrease) from Capital Share Transactions	287,680	(1,418,189)
Total Increase (Decrease)	(429,719)	(327,050)
Net Assets
Beginning of Period	12,084,887	12,411,937
End of Period	11,655,168	12,084,887
See accompanying Notes, which are an integral part of the Financial Statements.
193

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$109.58	$99.92	$87.08	$94.91	$88.86
Investment Operations
Net Investment Income[1]	2.966	3.242	3.445	3.461	3.487
Net Realized and Unrealized Gain (Loss) on Investments	(5.939) [2]	12.817	12.976	(7.728)	6.019
Total from Investment Operations	(2.973)	16.059	16.421	(4.267)	9.506
Distributions
Dividends from Net Investment Income	(2.955)	(3.236)	(3.409)	(3.420)	(3.456)
Distributions from Realized Capital Gains	(.512)	(3.163)	(.172)	(.143)	—
Total Distributions	(3.467)	(6.399)	(3.581)	(3.563)	(3.456)
Net Asset Value, End of Period	$103.14	$109.58	$99.92	$87.08	$94.91
Total Return	-2.63%	16.24%	19.09%	-4.46%	10.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,271	$5,808	$4,357	$2,708	$2,392
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.96%	3.58%	3.93%	3.79%
Portfolio Turnover Rate[3]	30%	48%	33%	38%	41%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.02.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
194

Long-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,		February 7, 2019[1] to December 31, 2019
	2021	2020
Net Asset Value, Beginning of Period	$16.65	$15.18	$13.48
Investment Operations
Net Investment Income[2]	.446	.490	.465
Net Realized and Unrealized Gain (Loss) on Investments	(.902)	1.950	1.728
Total from Investment Operations	(.456)	2.440	2.193
Distributions
Dividends from Net Investment Income	(.446)	(.490)	(.467)
Distributions from Realized Capital Gains	(.078)	(.480)	(.026)
Total Distributions	(.524)	(.970)	(.493)
Net Asset Value, End of Period	$15.67	$16.65	$15.18
Total Return[3]	-2.66%	16.23%	16.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,831	$3,267	$2,998
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07% [4]
Ratio of Net Investment Income to Average Net Assets	2.86%	2.95%	3.44% [4]
Portfolio Turnover Rate[5]	30%	48%	33% [6]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
195

Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.65	$15.18	$13.23	$14.42	$13.51
Investment Operations
Net Investment Income[1]	.449	.494	.525	.529	.533
Net Realized and Unrealized Gain (Loss) on Investments	(.902)	1.949	1.975	(1.169)	.910
Total from Investment Operations	(.453)	2.443	2.500	(.640)	1.443
Distributions
Dividends from Net Investment Income	(.449)	(.493)	(.524)	(.528)	(.533)
Distributions from Realized Capital Gains	(.078)	(.480)	(.026)	(.022)	—
Total Distributions	(.527)	(.973)	(.550)	(.550)	(.533)
Net Asset Value, End of Period	$15.67	$16.65	$15.18	$13.23	$14.42
Total Return	-2.64% [2]	16.25% [2]	19.12% [2]	-4.41%	10.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,501	$1,649	$2,097	$2,706	$2,552
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.98%	3.64%	3.95%	3.81%
Portfolio Turnover Rate[3]	30%	48%	33%	38%	41%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
196

Long-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.65	$15.18	$13.23	$14.42	$13.51
Investment Operations
Net Investment Income[1]	.452	.498	.526	.530	.535
Net Realized and Unrealized Gain (Loss) on Investments	(.903)	1.947	1.975	(1.168)	.910
Total from Investment Operations	(.451)	2.445	2.501	(.638)	1.445
Distributions
Dividends from Net Investment Income	(.451)	(.495)	(.525)	(.530)	(.535)
Distributions from Realized Capital Gains	(.078)	(.480)	(.026)	(.022)	—
Total Distributions	(.529)	(.975)	(.551)	(.552)	(.535)
Net Asset Value, End of Period	$15.67	$16.65	$15.18	$13.23	$14.42
Total Return	-2.63% [2]	16.26% [2]	19.14% [2]	-4.40%	10.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,052	$1,362	$2,960	$2,972	$3,315
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.90%	3.02%	3.63%	3.96%	3.82%
Portfolio Turnover Rate[3]	30%	48%	33%	38%	41%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
197

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
198

Long-Term Bond Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
199

Long-Term Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $382,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
200

Long-Term Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,930,704	—	4,930,704
Corporate Bonds	—	5,923,991	—	5,923,991
Sovereign Bonds	—	362,974	—	362,974
Taxable Municipal Bonds	—	352,144	—	352,144
Temporary Cash Investments	1,419	—	—	1,419
Total	1,419	11,569,813	—	11,571,232

Derivative Financial Instruments
Assets
Futures Contracts[1]	358	—	—	358
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	267,222
Total Distributable Earnings (Loss)	(267,222)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	10,926
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	755,414
201

Long-Term Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	323,739	432,702
Long-Term Capital Gains	55,863	277,062
Total	379,602	709,764
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,815,818
Gross Unrealized Appreciation	943,926
Gross Unrealized Depreciation	(188,512)
Net Unrealized Appreciation (Depreciation)	755,414
E.	During the year ended December 31, 2021, the fund purchased $3,850,870,000 of investment securities and sold $4,056,860,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,302,745,000 and $1,831,426,000, respectively. Purchases and sales include $2,595,492,000 and $2,524,853,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $109,884,000 and sales were $774,314,000, resulting in net realized gain of $18,535,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued [1]	3,342,896	32,700	4,991,549	45,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,545,326)	(24,900)	(3,870,590)	(36,200)
Net Increase (Decrease)—ETF Shares	797,570	7,800	1,120,959	9,400
202

Long-Term Bond Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued [1]	218,838	13,987	483,700	29,036
Issued in Lieu of Cash Distributions	85,085	5,492	163,426	9,833
Redeemed	(544,067)	(35,068)	(658,193)	(40,159)
Net Increase (Decrease)—Admiral Shares	(240,144)	(15,589)	(11,067)	(1,290)
Institutional Shares
Issued [1]	260,878	16,704	169,232	10,082
Issued in Lieu of Cash Distributions	48,581	3,132	99,093	5,969
Redeemed	(361,055)	(23,067)	(918,621)	(55,205)
Net Increase (Decrease)—Institutional Shares	(51,596)	(3,231)	(650,296)	(39,154)
Institutional Plus Shares
Issued [1]	36,467	2,339	60,991	3,576
Issued in Lieu of Cash Distributions	39,219	2,536	99,628	6,011
Redeemed	(293,836)	(19,507)	(2,038,404)	(122,847)
Net Increase (Decrease)—Institutional Plus Shares	(218,150)	(14,632)	(1,877,785)	(113,260)
1	Includes purchase fees for fiscal 2021 and 2020 of $2,552,000 and $3,807,000, respectively (fund totals).
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
203

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
204

Special 2021 tax information (unaudited) for Vanguard Short-Term Bond Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $214,740,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.
For nonresident alien shareholders, 85.8% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 98.7%.

Special 2021 tax information (unaudited) for Vanguard Intermediate-Term Bond Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $580,470,000 as capital gain dividend (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 87.0% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.

Special 2021 tax information (unaudited) for Vanguard Long-Term Bond Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $56,773,000 as capital gain dividend (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 89.1% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 99.9%.
205

"Bloomberg®," Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index, Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index, and Bloomberg U.S. Long Government/Credit Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Bond Market Index Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Bond Market Index Funds or any member of the public regarding the advisability of investing in securities generally or in the Bond Market Index Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index, Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index, and Bloomberg U.S. Long Government/Credit Float Adjusted Index (the Indices), which are determined, composed and calculated by BISL without regard to Vanguard or the Bond Market Index Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Bond Market Index Funds into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Bond Market Index Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Bond Market Index Funds customers, in connection with the administration, marketing or trading of the Bond Market Index Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE BOND MARKET INDEX FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE BOND MARKET INDEX FUNDS OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q3140 022022

Annual Report  |  December 31, 2021
Vanguard Total Bond Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, Vanguard Total Bond Market Index Fund's returns ranged from –1.77% for Investor Shares to –1.63% for Institutional Select Shares. The fund’s benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index, returned –1.58%.
•	The U.S. economy continued to heal over the period. Vaccination programs started rolling out early in the year, enabling more workers to return to the labor force and helping some hard-hit sectors such as hospitality, leisure, and travel. Bond yields ended the period higher, however, amid the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	With yields rising and prices falling, U.S. Treasuries posted a return of –2.32%. Mortgage-based and corporate bonds fared better, returning –1.05% and –1.04%, respectively. (Returns are from components of the Bloomberg U.S. Aggregate Bond Index.)
•	By credit quality, lower-rated investment-grade bonds generally did better than higher-rated ones; by maturity, longer-dated bonds trailed those with shorter maturities.
•	Over the past decade, the fund recorded an average annual return of a little less than 3%, in line with its benchmark index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$999.70	$0.76
ETF Shares	1,000.00	999.80	0.12
Admiral™ Shares	1,000.00	1,000.20	0.25
Institutional Shares	1,000.00	1,000.30	0.18
Institutional Plus Shares	1,000.00	1,000.30	0.15
Institutional Select Shares	1,000.00	1,000.40	0.05
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.08	0.12
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.03	0.18
Institutional Plus Shares	1,000.00	1,025.05	0.15
Institutional Select Shares	1,000.00	1,025.15	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.024% for ETF Shares, 0.05% for Admiral Shares, 0.035% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total Bond Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market Index Fund Investor Shares	-1.77%	3.48%	2.75%	$13,116
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market Index Fund ETF Shares Net Asset Value	-1.66%	3.59%	2.85%	$13,248
Total Bond Market Index Fund ETF Shares Market Price	-1.85	3.54	2.83	13,214
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

See Financial Highlights for dividend and capital gains information.

Total Bond Market Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market Index Fund Admiral Shares	-1.67%	3.58%	2.86%	$13,253
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Bond Market Index Fund Institutional Shares	-1.65%	3.59%	2.87%	$6,635,930
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	6,677,759

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Total Bond Market Index Fund Institutional Plus Shares	-1.65%	3.60%	2.88%	$132,851,360
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	133,555,180

	One Year	Five Years	Since Inception (6/24/2016)	Final Value of a $3,000,000,000 Investment
Total Bond Market Index Fund Institutional Select Shares	-1.63%	3.62%	2.86%	$3,504,858,600
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.90	3,512,706,600
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).

Total Bond Market Index Fund
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Total Bond Market Index Fund ETF Shares Market Price	-1.85%	19.00%	32.14%
Total Bond Market Index Fund ETF Shares Net Asset Value	-1.66	19.27	32.48
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	19.55	33.56
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Bond Market Index Fund
Fund Allocation
As of December 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	2.6%
Corporate Bonds	28.4
Sovereign Bonds	3.7
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	64.6
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total Bond Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (64.2%)
U.S. Government Securities (43.0%)
	United States Treasury Note/Bond	1.625%	11/15/22	823,325	832,073
	United States Treasury Note/Bond	1.625%	12/15/22	869,040	879,224
	United States Treasury Note/Bond	0.125%	12/31/22	74,032	73,801
	United States Treasury Note/Bond	0.125%	1/31/23	106,301	105,936
	United States Treasury Note/Bond	1.750%	1/31/23	302,602	306,810
	United States Treasury Note/Bond	1.375%	2/15/23	721,190	728,740
	United States Treasury Note/Bond	2.000%	2/15/23	70,831	72,048
	United States Treasury Note/Bond	7.125%	2/15/23	163,535	175,494
	United States Treasury Note/Bond	0.125%	2/28/23	60,868	60,621
	United States Treasury Note/Bond	1.500%	2/28/23	322,416	326,194
	United States Treasury Note/Bond	2.625%	2/28/23	291,812	299,016
	United States Treasury Note/Bond	0.500%	3/15/23	972	972
	United States Treasury Note/Bond	0.125%	3/31/23	12,110	12,051
[1]	United States Treasury Note/Bond	1.500%	3/31/23	385,850	390,492
	United States Treasury Note/Bond	2.500%	3/31/23	435,701	446,389
	United States Treasury Note/Bond	0.250%	4/15/23	97,915	97,578
	United States Treasury Note/Bond	0.125%	4/30/23	967,225	961,935
	United States Treasury Note/Bond	1.625%	4/30/23	108,332	109,889
	United States Treasury Note/Bond	2.750%	4/30/23	234,973	241,838
	United States Treasury Note/Bond	0.125%	5/15/23	142,170	141,348
	United States Treasury Note/Bond	1.750%	5/15/23	1,361,896	1,384,027
	United States Treasury Note/Bond	0.125%	5/31/23	84,005	83,480
	United States Treasury Note/Bond	1.625%	5/31/23	367,450	372,904
	United States Treasury Note/Bond	2.750%	5/31/23	186,365	192,102
	United States Treasury Note/Bond	0.250%	6/15/23	2,126,420	2,116,452
	United States Treasury Note/Bond	0.125%	6/30/23	1,170,471	1,162,424
	United States Treasury Note/Bond	1.375%	6/30/23	275,345	278,572
	United States Treasury Note/Bond	2.625%	6/30/23	254,388	262,100
	United States Treasury Note/Bond	0.125%	7/15/23	810,780	804,826
	United States Treasury Note/Bond	0.125%	7/31/23	441,988	438,466
	United States Treasury Note/Bond	1.250%	7/31/23	165,261	166,914
	United States Treasury Note/Bond	2.750%	7/31/23	355,760	367,656
[1]	United States Treasury Note/Bond	0.125%	8/15/23	556,915	552,303
	United States Treasury Note/Bond	2.500%	8/15/23	361,760	372,556
	United States Treasury Note/Bond	6.250%	8/15/23	208,228	226,903
	United States Treasury Note/Bond	0.125%	8/31/23	662,490	656,590
	United States Treasury Note/Bond	1.375%	8/31/23	278,085	281,344
	United States Treasury Note/Bond	2.750%	8/31/23	725,366	750,300
	United States Treasury Note/Bond	0.125%	9/15/23	704,085	697,594

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.250%	9/30/23	704,868	699,912
United States Treasury Note/Bond	1.375%	9/30/23	351,230	355,456
United States Treasury Note/Bond	2.875%	9/30/23	390,104	404,977
United States Treasury Note/Bond	0.125%	10/15/23	1,054,900	1,044,351
United States Treasury Note/Bond	0.375%	10/31/23	524,365	521,415
United States Treasury Note/Bond	1.625%	10/31/23	202,790	206,212
United States Treasury Note/Bond	2.875%	10/31/23	350,246	364,037
United States Treasury Note/Bond	0.250%	11/15/23	343,875	341,027
United States Treasury Note/Bond	2.750%	11/15/23	275,962	286,354
United States Treasury Note/Bond	0.500%	11/30/23	545,608	543,477
United States Treasury Note/Bond	2.125%	11/30/23	393,035	403,536
United States Treasury Note/Bond	2.875%	11/30/23	261,591	272,259
United States Treasury Note/Bond	0.125%	12/15/23	973,765	962,506
United States Treasury Note/Bond	2.250%	12/31/23	110,858	114,184
United States Treasury Note/Bond	2.625%	12/31/23	132,471	137,397
United States Treasury Note/Bond	0.125%	1/15/24	396,240	391,225
United States Treasury Note/Bond	2.250%	1/31/24	194,225	200,173
United States Treasury Note/Bond	2.500%	1/31/24	678,645	702,928
United States Treasury Note/Bond	0.125%	2/15/24	204,135	201,488
United States Treasury Note/Bond	2.750%	2/15/24	589,749	614,260
United States Treasury Note/Bond	2.125%	2/29/24	485,224	499,174
United States Treasury Note/Bond	2.375%	2/29/24	510,641	528,035
United States Treasury Note/Bond	0.250%	3/15/24	180,705	178,559
United States Treasury Note/Bond	2.125%	3/31/24	962,029	989,988
United States Treasury Note/Bond	0.375%	4/15/24	777,825	769,925
United States Treasury Note/Bond	2.000%	4/30/24	300,822	308,954
United States Treasury Note/Bond	2.250%	4/30/24	885,657	914,579
United States Treasury Note/Bond	0.250%	5/15/24	450,160	444,041
United States Treasury Note/Bond	2.500%	5/15/24	672,918	698,888
United States Treasury Note/Bond	2.000%	5/31/24	1,596,399	1,640,300
United States Treasury Note/Bond	0.250%	6/15/24	742,578	731,671
United States Treasury Note/Bond	1.750%	6/30/24	391,554	400,058
United States Treasury Note/Bond	2.000%	6/30/24	419,533	431,136
United States Treasury Note/Bond	0.375%	7/15/24	446,747	441,163
United States Treasury Note/Bond	1.750%	7/31/24	345,514	353,234
United States Treasury Note/Bond	2.125%	7/31/24	254,475	262,547
United States Treasury Note/Bond	0.375%	8/15/24	580,000	572,297
United States Treasury Note/Bond	2.375%	8/15/24	491,390	510,124
United States Treasury Note/Bond	1.250%	8/31/24	382,443	385,909
United States Treasury Note/Bond	1.875%	8/31/24	306,793	314,510
United States Treasury Note/Bond	0.375%	9/15/24	390,820	385,263
United States Treasury Note/Bond	1.500%	9/30/24	304,503	309,309
United States Treasury Note/Bond	2.125%	9/30/24	482,058	497,725
United States Treasury Note/Bond	0.625%	10/15/24	631,945	626,810
United States Treasury Note/Bond	1.500%	10/31/24	864,346	877,851
United States Treasury Note/Bond	2.250%	10/31/24	282,595	292,839
United States Treasury Note/Bond	0.750%	11/15/24	50,701	50,424
United States Treasury Note/Bond	2.250%	11/15/24	606,889	629,078
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,571
United States Treasury Note/Bond	1.500%	11/30/24	1,158,806	1,176,912
United States Treasury Note/Bond	2.125%	11/30/24	1,109,980	1,146,748
United States Treasury Note/Bond	1.000%	12/15/24	809,575	810,334
United States Treasury Note/Bond	1.750%	12/31/24	454,053	464,340
United States Treasury Note/Bond	2.250%	12/31/24	361,825	375,337
United States Treasury Note/Bond	1.375%	1/31/25	261,760	264,746

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.500%	1/31/25	212,880	222,526
	United States Treasury Note/Bond	2.000%	2/15/25	289,129	297,758
	United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,542
	United States Treasury Note/Bond	1.125%	2/28/25	34,711	34,830
[1]	United States Treasury Note/Bond	2.750%	2/28/25	78,661	82,877
	United States Treasury Note/Bond	0.500%	3/31/25	9,630	9,469
	United States Treasury Note/Bond	2.625%	3/31/25	300,621	315,887
	United States Treasury Note/Bond	0.375%	4/30/25	320,390	313,231
	United States Treasury Note/Bond	2.875%	4/30/25	208,494	220,873
	United States Treasury Note/Bond	2.125%	5/15/25	1,112,386	1,151,320
	United States Treasury Note/Bond	0.250%	5/31/25	614,131	597,242
	United States Treasury Note/Bond	2.875%	5/31/25	255,590	270,965
	United States Treasury Note/Bond	0.250%	6/30/25	1,084,640	1,053,626
	United States Treasury Note/Bond	2.750%	6/30/25	251,462	265,764
	United States Treasury Note/Bond	0.250%	7/31/25	714,990	693,429
	United States Treasury Note/Bond	2.875%	7/31/25	293,610	312,007
	United States Treasury Note/Bond	2.000%	8/15/25	1,620,189	1,670,567
	United States Treasury Note/Bond	6.875%	8/15/25	48,414	58,271
	United States Treasury Note/Bond	0.250%	8/31/25	468,100	453,399
	United States Treasury Note/Bond	2.750%	8/31/25	350,365	370,566
	United States Treasury Note/Bond	0.250%	9/30/25	146,010	141,356
	United States Treasury Note/Bond	3.000%	9/30/25	259,032	276,719
	United States Treasury Note/Bond	0.250%	10/31/25	530,514	512,692
	United States Treasury Note/Bond	3.000%	10/31/25	204,006	218,159
	United States Treasury Note/Bond	2.250%	11/15/25	742,427	773,284
	United States Treasury Note/Bond	0.375%	11/30/25	874,670	848,157
	United States Treasury Note/Bond	2.875%	11/30/25	275,005	293,052
	United States Treasury Note/Bond	0.375%	12/31/25	169,153	163,920
	United States Treasury Note/Bond	2.625%	12/31/25	360,095	380,744
	United States Treasury Note/Bond	0.375%	1/31/26	964,285	932,946
	United States Treasury Note/Bond	2.625%	1/31/26	539,960	570,923
	United States Treasury Note/Bond	1.625%	2/15/26	1,076,077	1,094,404
	United States Treasury Note/Bond	0.500%	2/28/26	262,549	255,042
	United States Treasury Note/Bond	2.500%	2/28/26	351,250	369,746
	United States Treasury Note/Bond	0.750%	3/31/26	445,505	437,013
	United States Treasury Note/Bond	2.250%	3/31/26	473,185	493,443
	United States Treasury Note/Bond	0.750%	4/30/26	1,555,652	1,524,539
	United States Treasury Note/Bond	2.375%	4/30/26	354,170	371,436
	United States Treasury Note/Bond	1.625%	5/15/26	984,824	1,001,290
	United States Treasury Note/Bond	0.750%	5/31/26	931,245	912,184
	United States Treasury Note/Bond	2.125%	5/31/26	322,175	334,609
	United States Treasury Note/Bond	0.875%	6/30/26	286,605	282,037
	United States Treasury Note/Bond	1.875%	6/30/26	323,405	332,450
	United States Treasury Note/Bond	0.625%	7/31/26	660,524	642,153
	United States Treasury Note/Bond	1.875%	7/31/26	302,795	311,358
	United States Treasury Note/Bond	1.500%	8/15/26	637,414	644,585
	United States Treasury Note/Bond	6.750%	8/15/26	32,360	40,288
	United States Treasury Note/Bond	0.750%	8/31/26	631,854	617,637
	United States Treasury Note/Bond	1.375%	8/31/26	585,567	588,952
	United States Treasury Note/Bond	0.875%	9/30/26	348,510	342,302
	United States Treasury Note/Bond	1.625%	9/30/26	396,425	403,115
	United States Treasury Note/Bond	1.125%	10/31/26	571,987	568,233
	United States Treasury Note/Bond	1.625%	10/31/26	481,179	489,299
	United States Treasury Note/Bond	2.000%	11/15/26	522,821	540,793
	United States Treasury Note/Bond	6.500%	11/15/26	50,779	63,283

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.250%	11/30/26	401,205	401,017
	United States Treasury Note/Bond	1.625%	11/30/26	807,440	821,066
	United States Treasury Note/Bond	1.250%	12/31/26	973,155	972,091
	United States Treasury Note/Bond	1.750%	12/31/26	485,524	496,828
	United States Treasury Note/Bond	1.500%	1/31/27	288,845	292,049
	United States Treasury Note/Bond	2.250%	2/15/27	413,015	432,568
	United States Treasury Note/Bond	1.125%	2/28/27	1,892	1,876
	United States Treasury Note/Bond	0.625%	3/31/27	3,245	3,137
	United States Treasury Note/Bond	0.500%	4/30/27	126,813	121,602
	United States Treasury Note/Bond	2.375%	5/15/27	522,299	551,107
	United States Treasury Note/Bond	0.500%	5/31/27	939,455	899,528
	United States Treasury Note/Bond	0.500%	6/30/27	386,210	369,434
	United States Treasury Note/Bond	0.375%	7/31/27	691,045	656,385
	United States Treasury Note/Bond	2.250%	8/15/27	508,974	533,866
	United States Treasury Note/Bond	6.375%	8/15/27	33,585	42,737
	United States Treasury Note/Bond	0.500%	8/31/27	1,115,825	1,064,567
	United States Treasury Note/Bond	0.375%	9/30/27	299,065	283,084
	United States Treasury Note/Bond	0.500%	10/31/27	560,407	533,437
	United States Treasury Note/Bond	2.250%	11/15/27	813,084	853,611
	United States Treasury Note/Bond	0.625%	11/30/27	859,020	822,646
	United States Treasury Note/Bond	0.625%	12/31/27	647,600	619,672
	United States Treasury Note/Bond	0.750%	1/31/28	780,282	751,509
	United States Treasury Note/Bond	2.750%	2/15/28	667,601	721,322
	United States Treasury Note/Bond	1.125%	2/29/28	443,220	436,779
	United States Treasury Note/Bond	1.250%	3/31/28	623,400	617,945
	United States Treasury Note/Bond	1.250%	4/30/28	1,302,463	1,290,659
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	822,621
	United States Treasury Note/Bond	1.250%	5/31/28	632,190	625,967
	United States Treasury Note/Bond	1.250%	6/30/28	702,448	695,314
	United States Treasury Note/Bond	1.000%	7/31/28	775,821	755,213
	United States Treasury Note/Bond	2.875%	8/15/28	953,238	1,041,115
	United States Treasury Note/Bond	5.500%	8/15/28	39,225	49,276
	United States Treasury Note/Bond	1.125%	8/31/28	627,455	615,494
	United States Treasury Note/Bond	1.250%	9/30/28	483,265	477,677
	United States Treasury Note/Bond	1.375%	10/31/28	99,540	99,136
	United States Treasury Note/Bond	3.125%	11/15/28	866,900	963,614
	United States Treasury Note/Bond	5.250%	11/15/28	45,485	56,870
	United States Treasury Note/Bond	1.500%	11/30/28	1,308,515	1,313,831
	United States Treasury Note/Bond	2.625%	2/15/29	697,211	753,642
	United States Treasury Note/Bond	5.250%	2/15/29	45,278	56,972
	United States Treasury Note/Bond	2.375%	5/15/29	903,778	963,371
	United States Treasury Note/Bond	1.625%	8/15/29	679,659	689,323
	United States Treasury Note/Bond	6.125%	8/15/29	50,571	67,749
	United States Treasury Note/Bond	1.750%	11/15/29	549,757	563,329
	United States Treasury Note/Bond	1.500%	2/15/30	247,629	248,829
	United States Treasury Note/Bond	0.625%	5/15/30	1,241,512	1,160,620
	United States Treasury Note/Bond	6.250%	5/15/30	131,653	181,517
	United States Treasury Note/Bond	0.625%	8/15/30	1,323,619	1,234,068
	United States Treasury Note/Bond	0.875%	11/15/30	1,785,554	1,696,834
[1]	United States Treasury Note/Bond	1.125%	2/15/31	1,512,821	1,467,909
	United States Treasury Note/Bond	5.375%	2/15/31	350,937	468,720
	United States Treasury Note/Bond	1.625%	5/15/31	1,222,142	1,237,037
	United States Treasury Note/Bond	1.250%	8/15/31	1,452,389	1,419,256
	United States Treasury Note/Bond	1.375%	11/15/31	1,015,217	1,001,892
	United States Treasury Note/Bond	4.500%	2/15/36	244,763	335,899

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.750%	2/15/37	35,000	49,585
United States Treasury Note/Bond	5.000%	5/15/37	70,560	102,610
United States Treasury Note/Bond	4.375%	2/15/38	55,118	75,787
United States Treasury Note/Bond	4.500%	5/15/38	5,613	7,831
United States Treasury Note/Bond	3.500%	2/15/39	132,956	166,464
United States Treasury Note/Bond	4.250%	5/15/39	109,385	149,703
United States Treasury Note/Bond	4.500%	8/15/39	120,862	170,378
United States Treasury Note/Bond	4.375%	11/15/39	233,466	324,919
United States Treasury Note/Bond	4.625%	2/15/40	260,527	373,571
United States Treasury Note/Bond	1.125%	5/15/40	90,635	79,277
United States Treasury Note/Bond	4.375%	5/15/40	184,735	258,023
United States Treasury Note/Bond	1.125%	8/15/40	1,000,495	871,525
United States Treasury Note/Bond	3.875%	8/15/40	239,862	315,606
United States Treasury Note/Bond	1.375%	11/15/40	441,620	401,391
United States Treasury Note/Bond	4.250%	11/15/40	233,132	321,649
United States Treasury Note/Bond	1.875%	2/15/41	1,270,029	1,254,947
United States Treasury Note/Bond	4.750%	2/15/41	193,930	284,744
United States Treasury Note/Bond	2.250%	5/15/41	371,692	389,811
United States Treasury Note/Bond	4.375%	5/15/41	174,018	244,985
United States Treasury Note/Bond	1.750%	8/15/41	428,011	414,034
United States Treasury Note/Bond	3.750%	8/15/41	89,325	116,527
United States Treasury Note/Bond	2.000%	11/15/41	388,946	392,653
United States Treasury Note/Bond	3.125%	11/15/41	78,330	94,057
United States Treasury Note/Bond	3.125%	2/15/42	190,872	229,703
United States Treasury Note/Bond	3.000%	5/15/42	183,799	217,457
United States Treasury Note/Bond	2.750%	8/15/42	374,404	426,294
United States Treasury Note/Bond	2.750%	11/15/42	473,324	538,924
United States Treasury Note/Bond	3.125%	2/15/43	324,938	391,500
United States Treasury Note/Bond	2.875%	5/15/43	512,230	594,667
United States Treasury Note/Bond	3.625%	8/15/43	394,910	512,025
United States Treasury Note/Bond	3.750%	11/15/43	388,181	512,763
United States Treasury Note/Bond	3.625%	2/15/44	341,732	444,519
United States Treasury Note/Bond	3.375%	5/15/44	432,981	545,015
United States Treasury Note/Bond	3.125%	8/15/44	484,184	587,452
United States Treasury Note/Bond	3.000%	11/15/44	365,342	435,556
United States Treasury Note/Bond	2.500%	2/15/45	434,671	477,799
United States Treasury Note/Bond	3.000%	5/15/45	451,132	539,384
United States Treasury Note/Bond	2.875%	8/15/45	304,028	356,948
United States Treasury Note/Bond	3.000%	11/15/45	207,935	249,684
United States Treasury Note/Bond	2.500%	2/15/46	314,180	346,825
United States Treasury Note/Bond	2.500%	5/15/46	384,200	424,541
United States Treasury Note/Bond	2.250%	8/15/46	427,789	451,986
United States Treasury Note/Bond	2.875%	11/15/46	503,620	595,688
United States Treasury Note/Bond	3.000%	2/15/47	142,835	172,920
United States Treasury Note/Bond	3.000%	5/15/47	192,429	233,530
United States Treasury Note/Bond	2.750%	8/15/47	381,063	443,343
United States Treasury Note/Bond	2.750%	11/15/47	432,499	503,456
United States Treasury Note/Bond	3.000%	2/15/48	617,611	753,582
United States Treasury Note/Bond	3.125%	5/15/48	558,044	697,206
United States Treasury Note/Bond	3.000%	8/15/48	561,717	686,875
United States Treasury Note/Bond	3.375%	11/15/48	423,844	554,573
United States Treasury Note/Bond	3.000%	2/15/49	577,056	709,058
United States Treasury Note/Bond	2.875%	5/15/49	584,848	704,194
United States Treasury Note/Bond	2.250%	8/15/49	220,225	235,744
United States Treasury Note/Bond	2.375%	11/15/49	2,256	2,479

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.000%	2/15/50	165,121	167,624
	United States Treasury Note/Bond	1.250%	5/15/50	1,212,882	1,029,434
	United States Treasury Note/Bond	1.375%	8/15/50	1,017,569	891,009
	United States Treasury Note/Bond	1.625%	11/15/50	1,301,877	1,211,967
	United States Treasury Note/Bond	1.875%	2/15/51	968,460	958,170
	United States Treasury Note/Bond	2.375%	5/15/51	981,973	1,084,773
	United States Treasury Note/Bond	2.000%	8/15/51	1,191,696	1,214,785
	United States Treasury Note/Bond	1.875%	11/15/51	785,880	779,617
					136,077,570
Agency Bonds and Notes (1.3%)
[2]	AID-Israel	5.500%	9/18/23	542	586
[2]	AID-Israel	5.500%	12/4/23	4,768	5,192
[2]	AID-Israel	5.500%	4/26/24	20,405	22,519
[2]	AID-Israel	5.500%	9/18/33	6,775	9,313
[2]	AID-Jordan	3.000%	6/30/25	5,200	5,515
	Federal Farm Credit Banks	0.125%	2/3/23	22,000	21,927
	Federal Farm Credit Banks	0.125%	4/13/23	53,000	52,738
	Federal Farm Credit Banks	0.125%	5/10/23	32,500	32,317
	Federal Farm Credit Banks	1.770%	6/26/23	8,000	8,140
	Federal Farm Credit Banks	0.500%	12/1/23	36,350	36,175
	Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,266
	Federal Farm Credit Banks	0.250%	2/26/24	20,700	20,452
	Federal Farm Credit Banks	0.875%	11/18/24	26,269	26,185
	Federal Home Loan Banks	1.375%	2/17/23	41,220	41,645
	Federal Home Loan Banks	2.125%	3/10/23	27,720	28,258
	Federal Home Loan Banks	0.125%	3/17/23	25,000	24,892
	Federal Home Loan Banks	0.125%	6/2/23	42,500	42,232
	Federal Home Loan Banks	0.125%	8/28/23	14,525	14,401
	Federal Home Loan Banks	0.500%	11/9/23	14,650	14,587
	Federal Home Loan Banks	0.625%	12/22/23	18,000	17,951
	Federal Home Loan Banks	2.500%	2/13/24	57,095	59,105
	Federal Home Loan Banks	2.875%	6/14/24	40,400	42,343
	Federal Home Loan Banks	1.500%	8/15/24	19,950	20,244
	Federal Home Loan Banks	5.375%	8/15/24	24,750	27,589
	Federal Home Loan Banks	2.875%	9/13/24	14,985	15,751
[3]	Federal Home Loan Banks	1.000%	12/20/24	18,000	18,001
	Federal Home Loan Banks	0.500%	4/14/25	29,000	28,471
	Federal Home Loan Banks	0.375%	9/4/25	11,000	10,693
	Federal Home Loan Banks	1.250%	12/21/26	10,500	10,484
	Federal Home Loan Banks	3.250%	11/16/28	245,430	273,516
	Federal Home Loan Banks	5.500%	7/15/36	19,780	28,686
[4]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	16,100	16,071
[4]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	49,050	48,939
[3,4]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	51,581
[4]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	54,475	54,207
[4]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	68,975	68,532
[4]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	55,750	55,346
[4]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	25,000	24,739
[4]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	52,000	51,540
[4]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	57,670	57,117
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	39,850	40,424
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,250	43,087
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	144,785	140,694
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	191,366	263,012
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	129,882

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,429	16,358
[4]	Federal National Mortgage Assn.	2.375%	1/19/23	33,510	34,202
[4]	Federal National Mortgage Assn.	0.250%	5/22/23	71,700	71,399
[4]	Federal National Mortgage Assn.	0.250%	7/10/23	38,050	37,841
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	23,000	23,846
[4]	Federal National Mortgage Assn.	0.250%	11/27/23	259,295	256,882
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	90,320	93,467
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	26,717	27,271
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	429,465	448,445
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	29,170	29,695
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	36,330	36,983
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	27,300	26,909
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	41,000	40,171
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	84,475	82,166
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	77,575	75,533
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	35,280
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	49,582
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	122,850	118,237
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	27,789	36,823
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	37,391
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	68,744
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	129,110	121,539
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	29,700	41,844
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	10,765	16,041
[3]	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,410
[3]	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,549
[3]	Private Export Funding Corp.	1.750%	11/15/24	4,050	4,101
[3]	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,621
[3]	Private Export Funding Corp.	1.400%	7/15/28	11,650	11,364
[3]	Resolution Funding Corp.	8.625%	1/15/30	110	166
	Tennessee Valley Authority	2.875%	9/15/24	9,637	10,117
	Tennessee Valley Authority	0.750%	5/15/25	6,825	6,733
[3]	Tennessee Valley Authority	6.750%	11/1/25	17,306	20,846
[3]	Tennessee Valley Authority	2.875%	2/1/27	30,250	32,396
	Tennessee Valley Authority	7.125%	5/1/30	27,165	38,616
	Tennessee Valley Authority	1.500%	9/15/31	13,725	13,440
[3]	Tennessee Valley Authority	4.700%	7/15/33	7,950	10,158
	Tennessee Valley Authority	4.650%	6/15/35	15,169	19,579
	Tennessee Valley Authority	5.880%	4/1/36	10,800	15,781
	Tennessee Valley Authority	6.150%	1/15/38	920	1,397
	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,662
	Tennessee Valley Authority	5.250%	9/15/39	24,190	34,311
	Tennessee Valley Authority	4.875%	1/15/48	6,951	10,023
	Tennessee Valley Authority	5.375%	4/1/56	6,250	10,172
	Tennessee Valley Authority	4.625%	9/15/60	7,468	11,207
	Tennessee Valley Authority	4.250%	9/15/65	14,725	21,113
					4,127,756
Conventional Mortgage-Backed Securities (19.9%)
[3,4]	Fannie Mae Pool	6.000%	1/1/26–3/1/35	206	237
[3,4]	Fannie Mae Pool	6.500%	2/1/29–9/1/32	113	122
[3,4]	Fannie Mae Pool	8.000%	8/1/24	1	1
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	28,196	28,904
[3,4]	Freddie Mac Gold Pool	2.500%	6/1/22–3/1/43	409,286	424,105
[3,4]	Freddie Mac Gold Pool	3.000%	3/1/22–12/1/47	1,289,285	1,351,324
[3,4]	Freddie Mac Gold Pool	3.500%	4/1/24–7/1/48	1,385,375	1,476,305

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Freddie Mac Gold Pool	4.000%	5/1/23–2/1/49	857,179	926,007
[3,4]	Freddie Mac Gold Pool	4.500%	2/1/23–1/1/49	439,774	480,286
[3,4]	Freddie Mac Gold Pool	5.000%	2/1/22–11/1/48	146,824	164,390
[3,4]	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	94,517	107,689
[3,4]	Freddie Mac Gold Pool	6.000%	7/1/22–5/1/40	48,295	56,804
[3,4]	Freddie Mac Gold Pool	6.500%	8/1/23–9/1/39	17,496	19,942
[3,4]	Freddie Mac Gold Pool	7.000%	9/1/23–12/1/38	6,138	6,911
[3,4]	Freddie Mac Gold Pool	7.500%	5/1/23–2/1/32	398	442
[3,4]	Freddie Mac Gold Pool	8.000%	8/1/23–12/1/31	529	597
[3,4]	Freddie Mac Gold Pool	8.500%	5/1/24–7/1/31	83	91
[3,4]	Freddie Mac Gold Pool	9.000%	12/1/24–3/1/31	75	88
[3]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	71,521	74,299
[3]	Ginnie Mae I Pool	3.500%	11/15/25–7/15/45	85,445	91,034
[3]	Ginnie Mae I Pool	4.000%	6/15/24–6/15/46	107,438	116,439
[3]	Ginnie Mae I Pool	4.500%	6/15/23–2/15/49	107,993	121,172
[3,5]	Ginnie Mae I Pool	5.000%	3/15/34–12/15/51	78,163	88,609
[3]	Ginnie Mae I Pool	5.500%	8/15/23–2/15/41	39,449	44,234
[3]	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	32,044	35,841
[3]	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	7,705	8,589
[3]	Ginnie Mae I Pool	7.000%	3/15/23–9/15/36	1,917	2,153
[3]	Ginnie Mae I Pool	7.500%	12/15/22–6/15/32	826	907
[3]	Ginnie Mae I Pool	8.000%	8/15/22–12/15/30	496	546
[3]	Ginnie Mae I Pool	8.250%	6/15/27	1	1
[3]	Ginnie Mae I Pool	8.500%	6/15/24–2/15/31	99	114
[3]	Ginnie Mae I Pool	9.000%	9/15/24–1/15/31	120	139
[3]	Ginnie Mae I Pool	9.500%	12/15/24–9/15/25	3	3
[3]	Ginnie Mae II Pool	1.500%	3/20/51–4/20/51	50,513	49,110
[3,5]	Ginnie Mae II Pool	2.000%	8/20/50–1/15/52	2,780,936	2,808,515
[3,5]	Ginnie Mae II Pool	2.500%	6/20/27–1/15/52	2,571,402	2,638,577
[3,5]	Ginnie Mae II Pool	3.000%	10/20/26–1/15/52	2,848,209	2,969,385
[3]	Ginnie Mae II Pool	3.500%	9/20/25–11/20/51	2,134,095	2,248,966
[3]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	1,034,185	1,106,969
[3]	Ginnie Mae II Pool	4.500%	8/20/33–9/20/49	531,487	573,260
[3,5]	Ginnie Mae II Pool	5.000%	12/20/32–12/15/51	207,423	229,857
[3]	Ginnie Mae II Pool	5.500%	8/20/23–1/20/49	55,473	64,387
[3]	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	17,745	20,791
[3]	Ginnie Mae II Pool	6.500%	3/20/31–9/20/40	8,154	9,543
[3]	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	1,050	1,252
[3]	Ginnie Mae II Pool	7.500%	8/20/30	2	2
[3]	Ginnie Mae II Pool	8.500%	10/20/30	5	5
[3,4,5]	UMBS Pool	1.500%	7/1/35–1/25/52	3,787,220	3,722,167
[3,4,5]	UMBS Pool	2.000%	7/1/23–1/25/52	15,078,228	15,129,446
[3,4,5]	UMBS Pool	2.500%	10/1/22–1/25/52	10,194,099	10,442,572
[3,4,5]	UMBS Pool	3.000%	3/1/22–1/25/52	6,080,436	6,349,623
[3,4]	UMBS Pool	3.500%	5/1/23–5/1/51	3,599,536	3,830,758
[3,4]	UMBS Pool	4.000%	3/1/23–3/1/51	2,581,842	2,782,743
[3,4]	UMBS Pool	4.500%	5/1/22–7/1/50	1,185,603	1,292,357
[3,4]	UMBS Pool	5.000%	1/1/22–3/1/50	424,753	473,678
[3,4]	UMBS Pool	5.500%	2/1/22–6/1/49	190,410	216,249
[3,4]	UMBS Pool	6.000%	4/1/22–5/1/41	137,449	161,146
[3,4]	UMBS Pool	6.500%	3/1/22–10/1/39	34,023	39,105
[3,4]	UMBS Pool	7.000%	12/1/22–11/1/38	10,013	11,638
[3,4]	UMBS Pool	7.500%	11/1/22–12/1/32	851	964
[3,4]	UMBS Pool	8.000%	7/1/24–9/1/31	285	325
[3,4]	UMBS Pool	8.500%	7/1/24–5/1/32	112	125

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	UMBS Pool	9.000%	8/1/24–8/1/30	27	31
[3,4]	UMBS Pool	9.500%	1/1/25–11/1/25	29	31
					62,801,902
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.627%	12/1/41	529	541
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	853	880
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.387%	1.724%	1/1/35	22	23
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	1.638%	10/1/37	514	532
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	1.681%	7/1/36	144	147
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.460%	1.835%	2/1/37	1	1
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.471%	1.791%	3/1/43	1,557	1,607
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.780%	12/1/43	457	470
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.554%	1.804%	9/1/43	180	183
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.316%	7/1/43	2,924	3,031
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.585%	1.835%	10/1/34	2	2
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	1.846%	11/1/33	79	81
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	437	450
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	1.851%	10/1/37	275	284
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.604%	1.979%	4/1/37	10	10
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.605%	1.882%	6/1/43	655	674
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	296	305
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	100	104
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.633%	1.883%	1/1/35	1	1
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	61	61
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	1.908%	7/1/35	351	361
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	161	168
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.662%	2.006%	1/1/37	129	135
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	24	24
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	1.921%	10/1/42	481	503
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.679%	1.944%	8/1/39	711	734
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.683%	1.935%	1/1/42	667	692

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	154	157
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.940%	6/1/42	772	796
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.688%	2.063%	4/1/36	136	143
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39–9/1/42	1,291	1,337
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.964%	5/1/40	214	223
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	138	144
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	1.948%	8/1/40	383	400
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	297	309
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	144	151
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	569	593
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	165	172
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.709%	2.039%	5/1/42	707	733
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.711%	1.992%	4/1/36	54	56
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	1.986%	9/1/43	1,106	1,157
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.736%	1.986%	6/1/41	132	139
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	1.997%	7/1/41	885	936
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.123%	5/1/35	145	151
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	202	210
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.125%	2/1/36	116	121
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.752%	2.002%	9/1/34	136	138
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.755%	2.011%	11/1/39	237	246
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.769%	2.085%	5/1/42	80	83
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	198	206
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.080%	7/1/42	438	457
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.791%	2.070%	4/1/37	48	51
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.273%	8/1/42	1,324	1,384
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	602	627
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.058%	3/1/42	252	267
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.803%	2.053%	9/1/40	537	568

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	633	662
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	9/1/33–12/1/40	932	977
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	388	404
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.074%	1/1/42	322	336
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40–12/1/41	891	929
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.070%	5/1/41	401	423
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	339	354
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	75	77
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.153%	3/1/41	435	458
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.821%	2.077%	2/1/42	512	540
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	392	409
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	2.076%	7/1/38	139	144
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	598	625
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.194%	4/1/41	578	607
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.832%	2.146%	2/1/41	257	261
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	324	340
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	244	256
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	332	346
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	2.114%	5/1/40	113	119
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.875%	2.125%	1/1/37	16	17
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.149%	11/1/34	218	228
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.162%	5/1/36	72	72
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	208	221
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.925%	2.175%	10/1/37	13	13
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	2.340%	4/1/37	14	14
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	2.416%	10/1/36	191	202
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	378	394
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.185%	2.310%	5/1/36	32	33
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.190%	2.315%	12/1/36	4	4
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.235%	2.360%	12/1/35	2	2
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	5/1/33–9/1/33	4	6
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.275%	2.400%	11/1/32	5	5

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	160	171
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.183%	4/1/37	389	394
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.415%	1.560%	7/1/34	86	89
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.006%	8/1/37	414	436
[3,4]	Fannie Mae REMICS	2.405%	3/25/23	6,276	6,353
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.158%	1.408%	8/1/37	8	8
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.473%	1.793%	3/1/37	11	11
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%	1.781%	9/1/37	88	91
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	1.925%	4/1/37	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	1.945%	3/1/37	20	21
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	73	77
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42–11/1/43	302	311
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.899%	12/1/36	261	273
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	173	180
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	93	95
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	173	181
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	33	34
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	363	362
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	635	660
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	45	47
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.125%	4/1/33–3/1/36	20	21
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.015%	12/1/36	49	50
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.772%	2.029%	12/1/34	6	6
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	2.052%	3/1/36	3	4
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.782%	2.086%	6/1/37	324	340
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.125%	12/1/35	145	152
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.823%	2.073%	6/1/41	20	21
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.825%	2.078%	3/1/42	377	395
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.081%	1/1/37	126	133
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	2.090%	6/1/37	65	68
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.844%	2.166%	2/1/42	141	147

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.870%	2.120%	8/1/37	167	174
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40–6/1/41	561	583
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	163	172
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	847	882
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.247%	2/1/42	197	199
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.896%	2.145%	9/1/40	388	411
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	6/1/40–11/1/40	509	529
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.160%	12/1/39	90	94
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.261%	1/1/41	98	102
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	2/1/41	385	403
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.951%	2.201%	5/1/37	410	427
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.370%	3/1/37	205	216
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	70	73
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.125%	2.250%	6/1/35	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.280%	11/1/36	108	112
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.330%	6/1/34	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.370%	11/1/34	506	506
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	269	278
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	2.440%	12/1/34	22	23
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	2.534%	11/1/33	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.533%	10/1/36	352	373
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.565%	2.690%	3/1/37	63	64
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.480%	5/1/37–6/1/37	298	305
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	1.695%	3/1/37	61	64
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.790%	1/1/37	491	511
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–8/20/41	1,538	1,576
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	6/20/29–6/20/43	2,547	2,612
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–1/20/44	4,386	4,527
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/43	3,076	3,177
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	123	128

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	55	59
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	126	130
					63,282
Total U.S. Government and Agency Obligations (Cost $199,466,713)					203,070,510
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[3]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	1,565	1,569
[3]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,875	1,904
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,600	1,622
[3]	American Express Credit Account Master Trust Series 2017-7	2.350%	5/15/25	13,300	13,480
[3]	American Express Credit Account Master Trust Series 2018-2	3.010%	10/15/25	14,150	14,536
[3]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	28,300	28,097
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	1,686	1,703
[3]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	47	47
[3]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	6,213	6,225
[3]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	1,000	1,001
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	14,525	14,497
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,375	1,367
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	3,650	3,640
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	2,150	2,131
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,350	1,334
[3]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	1,150	1,141
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	1,050	1,045
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	525	521
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	1,150	1,141
[3]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	10,750	10,832
[3]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	15,700	15,508
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	3,715	3,662
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	1,828	1,900
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	4,100	4,346
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	9,108	9,849
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	3,542	3,801
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	9,750	10,499
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	4,450	4,752
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	5,500	5,799
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	3,388	3,670
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	3,388	3,643

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	6,984	7,398
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	5,790	6,252
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	4,100	4,428
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	8,000	8,669
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,325	1,433
[3]	BANK Series 2017-BNK8	4.069%	11/15/50	1,955	2,057
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	8,000	8,472
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	8,000	8,694
[3]	BANK Series 2018-BN10	3.641%	2/15/61	1,802	1,924
[3]	BANK Series 2018-BN10	3.688%	2/15/61	7,600	8,324
[3]	BANK Series 2018-BN10	3.898%	2/15/61	2,100	2,291
[3]	BANK Series 2018-BN11	4.046%	3/15/61	5,550	6,199
[3]	BANK Series 2018-BN12	4.255%	5/15/61	6,550	7,401
[3]	BANK Series 2018-BN12	4.355%	5/15/61	2,100	2,333
[3]	BANK Series 2018-BN13	3.953%	8/15/61	2,300	2,531
[3]	BANK Series 2018-BN13	4.217%	8/15/61	2,200	2,484
[3]	BANK Series 2018-BN14	3.966%	9/15/60	1,600	1,767
[3]	BANK Series 2018-BN14	4.128%	9/15/60	2,040	2,114
[3]	BANK Series 2018-BN14	4.231%	9/15/60	3,575	4,041
[3]	BANK Series 2018-BN14	4.481%	9/15/60	1,550	1,753
[3]	BANK Series 2018-BN15	4.407%	11/15/61	7,690	8,788
[3]	BANK Series 2019-BN16	4.005%	2/15/52	6,625	7,439
[3]	BANK Series 2019-BN17	3.714%	4/15/52	7,350	8,122
[3]	BANK Series 2019-BN17	3.976%	4/15/52	1,750	1,925
[3]	BANK Series 2019-BN18	3.584%	5/15/62	21,125	23,189
[3]	BANK Series 2019-BN18	3.826%	5/15/62	2,575	2,833
[3]	BANK Series 2019-BN19	3.183%	8/15/61	15,850	17,005
[3]	BANK Series 2019-BN19	4.033%	8/15/61	2,240	2,335
[3]	BANK Series 2019-BN20	3.011%	9/15/62	10,250	10,903
[3]	BANK Series 2019-BN21	2.851%	10/17/52	21,600	22,739
[3]	BANK Series 2019-BN21	3.093%	10/17/52	4,325	4,528
[3]	BANK Series 2019-BN22	2.978%	11/15/62	16,943	17,982
[3]	BANK Series 2019-BN23	2.920%	12/15/52	10,705	11,320
[3]	BANK Series 2019-BN23	3.203%	12/15/52	4,000	4,249
[3]	BANK Series 2019-BN24	2.960%	11/15/62	8,050	8,543
[3]	BANK Series 2019-BN24	3.283%	11/15/62	3,750	3,979
[3]	BANK Series 2020-BN25	2.649%	1/15/63	11,830	12,289
[3]	BANK Series 2020-BN25	2.841%	1/15/63	3,685	3,782
[3]	BANK Series 2020-BN26	2.403%	3/15/63	10,460	10,679
[3]	BANK Series 2020-BN26	2.687%	3/15/63	3,310	3,394
[3]	BANK Series 2020-BN27	2.144%	4/15/63	9,540	9,550
[3]	BANK Series 2020-BN27	2.551%	4/15/63	2,825	2,871
[3]	BANK Series 2020-BN28	1.844%	3/15/63	2,810	2,746
[3]	BANK Series 2020-BN29	1.997%	11/15/53	3,900	3,855
[3]	BANK Series 2020-BN30	1.925%	12/15/53	4,700	4,615
[3]	BANK Series 2020-BN30	2.111%	12/15/53	550	534
[3]	BANK Series 2021-BN31	2.036%	2/15/54	3,300	3,269
[3]	BANK Series 2021-BN31	2.211%	2/15/54	1,925	1,900
[3]	BANK Series 2021-BN32	2.643%	4/15/54	5,350	5,559
[3]	BANK Series 2021-BN33	2.556%	5/15/64	2,535	2,616
[3]	BANK Series 2021-BN34	2.438%	6/15/63	9,750	9,965
[3]	BANK Series 2021-BN35	2.285%	6/15/64	5,829	5,880
[3]	BANK Series 2021-BN36	2.470%	9/15/64	8,550	8,760
[3]	BANK Series 2021-BN36	2.695%	9/15/64	2,625	2,688
[3]	BANK Series 2021-BN37	2.618%	11/15/64	8,250	8,559

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	21,595	23,598
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	15,870	16,649
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,325	1,407
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	8,975	9,513
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	5,375	5,731
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	17,475	18,848
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	4,675	5,048
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	8,350	9,492
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	7,635	7,864
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	2,000	2,073
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	2,520	2,484
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	8,225	8,086
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,685	1,664
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	9,525	9,543
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,175	3,180
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,325	1,338
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	5,225	5,397
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	9,500	9,667
[3]	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26	5.430%	1/12/45	886	885
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	7,960	8,679
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,600	2,823
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	6,050	6,163
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	17,575	19,366
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	8,225	9,021
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	3,694	3,771
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	13,150	14,618
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	18,625	20,880
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	3,250	3,635
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	8,850	9,991
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,973
[3]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	2,526	2,599
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	4,025	4,560
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	1,250	1,413
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	22,400	25,772
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	10,690	12,118
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	3,400	3,852
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,682	2,941
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,281	7,047
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	6,100	6,734
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	2,600	2,870
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	2,400	2,577
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	15,840	17,335
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	4,225	4,633
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	3,600	3,800
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	13,650	14,527
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	13,355	14,081
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	25,275	26,335
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,295	1,351
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,500	2,504
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	5,530	5,575

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,655	1,676
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	3,375	3,291
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	1,125	1,102
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	6,725	6,641
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	555	553
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	8,350	8,204
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	850	840
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	6,100	6,004
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	7,900	8,152
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,640	2,730
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	13,150	13,006
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	4,400	4,347
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	7,550	7,784
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,625	1,672
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	7,850	8,088
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,675	3,801
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	5,275	5,451
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	5,275	5,276
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	1,075	1,091
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	3,175	3,220
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	1,075	1,090
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	13,225	13,612
[3]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	3,925	3,914
[3]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	1,250	1,243
[3]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	4,700	4,660
[3]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	2,975	2,943
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	1,285	1,284
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	575	572
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	4,025	4,453
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	8,100	8,470
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	8,000	8,451
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	3,434	3,662
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	15,540	15,976
[3]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	12,375	12,196
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	27,900	27,438
[3]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/16/26	26,100	25,991
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	2,071	2,084
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	2,125	2,162
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	800	810
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	5,700	5,657
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,400	1,389
[3]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	592	594
[3]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	1,951	1,963
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,350	1,374

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	9,503	9,591
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	790	803
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	7,475	7,473
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	850	843
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	4,225	4,205
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	1,120	1,108
[3]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	275	271
[3]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	3,820	3,787
[3]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	825	813
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	6,900	6,841
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,600	1,581
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	7,125	7,013
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,325	1,301
[3]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	1,325	1,316
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	4,500	4,444
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	850	840
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	9,075	9,402
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	7,300	7,823
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,285	1,347
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	9,773	10,530
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	2,542	2,701
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	5,133	5,514
[3]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	3,214
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,751
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	3,300	3,486
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	6,575	7,074
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,825	4,055
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	850	932
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	7,375	8,349
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	6,810	6,934
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	18,130	19,066
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	6,514	6,714
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	5,800	6,243
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	8,250	8,677
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	5,900	6,267
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	14,300	15,063
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,650	3,927
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	13,430	14,465
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	2,675	2,868
[3]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	26,500	26,740
[3]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	26,125	27,040
[3]	Citibank Credit Card Issuance Trust Series 2018-A6	3.210%	12/7/24	6,200	6,351
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	12,840	14,758

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	5,020	5,053
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	3,165	3,233
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	2,000	2,039
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	427	437
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	3,475	3,635
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	2,875	3,008
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	333	340
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	3,150	3,293
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	1,150	1,206
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	1,150	1,208
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	494	508
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,700	1,781
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	1,425	1,497
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	291	299
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	3,025	3,177
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	2,450	2,553
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	3,875	4,061
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	8,525	8,967
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	11,450	11,926
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	4,550	4,724
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	9,075	9,487
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	4,365	4,546
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	4,625	4,931
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	2,842	2,990
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	5,725	6,127
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	2,947	3,036
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	6,500	6,855
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	3,500	3,642
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,900	3,032

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	14,925	15,929
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	11,645	12,299
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	3,115	3,193
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	3,825	3,988
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,250	1,320
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	10,700	11,504
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	2,125	2,278
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	2,500	2,709
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,950	3,011
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	17,325	19,237
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	5,394	5,749
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	2,300	2,633
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	13,210	13,857
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	16,100	17,097
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	14,355	14,920
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,655	2,762
[3]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	4,050	4,007
[3]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	700	695
[3]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	2,580	2,586
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	2,950	2,973
[3]	COMM Mortgage Trust Series 2012-CR3	2.822%	10/15/45	4,889	4,917
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	5,119	5,170
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	1,500	1,521
[3]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	5,858	5,913
[3]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	1,405	1,428
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	3,762	3,867
[3]	COMM Mortgage Trust Series 2013-CR9	4.255%	7/10/45	5,860	6,068
[3]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	1,120	1,160
[3]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	540	551
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,909	1,986
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	8,590	8,980
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,430	1,501
[3]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	625	638
[3]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	2,095	2,150
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	1,700	1,768
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	1,150	1,188
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	575	596
[3]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	240	245
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	5,850	6,140
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,750	1,836
[3]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	3,952	3,989

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	2,547	2,590
[3]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	974	992
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,916	3,032
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	673	674
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	1,775	1,868
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	1,950	2,054
[3]	COMM Mortgage Trust Series 2014-CR14	4.605%	2/10/47	1,175	1,235
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	621	638
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	2,641	2,765
[3]	COMM Mortgage Trust Series 2014-CR15	4.641%	2/10/47	1,320	1,388
[3]	COMM Mortgage Trust Series 2014-CR15	4.691%	2/10/47	2,730	2,863
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	893	917
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	2,950	3,111
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	651	668
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,225	2,348
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	1,375	1,423
[3]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	1,656	1,688
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	1,400	1,475
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,845	1,943
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	8,400	8,829
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	2,250	2,375
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	5,430	5,620
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	2,375	2,495
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	7,834	8,100
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	11,435	12,020
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,460	3,654
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	435	447
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	2,533	2,654
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	709	743
[3]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	449	471
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	5,700	6,001
[3]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	1,425	1,467
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	5,575	5,852
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	2,144	2,243
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	8,050	8,515
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	3,321	3,414
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	10,725	11,320
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,800	2,958
[3]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	674	674
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	7,950	8,340
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	9,525	10,038
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	2,315	2,385
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,729	6,055
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	2,325	2,469
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	654	678
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	5,725	6,124
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	16,170	17,247
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	4,613	4,787
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	5,900	6,288
[3]	COMM Mortgage Trust Series 2015-CR27	4.339%	10/10/48	1,200	1,281
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	5,960	6,257
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	679	697
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	5,894	6,162
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,687	2,820
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	594	617

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	11,545	12,390
[3]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	6,600	7,047
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	15,475	16,618
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	5,795	6,049
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	750	788
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	2,060	2,226
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	3,500	3,773
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,437	7,234
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	19,400	20,471
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	3,000	3,200
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	5,550	5,831
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	2,825	2,946
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	2,250	2,300
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	7,400	7,807
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	2,900	3,025
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	3,100	3,202
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	11,085	11,796
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.119%	8/15/48	2,625	2,698
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	2,700	2,810
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	6,605	7,077
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	11,675	12,492
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	10,250	10,935
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	3,275	3,507
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	8,000	8,573
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	15,825	17,358
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	16,475	18,458
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	28,200	31,498
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	15,960	17,096
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	16,000	16,670
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,675	2,815
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	7,275	8,321
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	4,275	4,475
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	5,000	5,186
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	7,900	8,414
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	2,174	2,316
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	3,100	3,046

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	13,150	13,492
[3]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	12,175	11,988
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	10,325	10,090
[3]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	2,175	2,230
[3]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	6,855	6,994
[3]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	550	551
[3]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	1,725	1,721
[3]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	1,450	1,443
[3]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	4,350	4,317
[3]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	3,725	3,682
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	3,175	3,116
[3]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	1,200	1,195
[3]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,375	1,374
[3]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	4,665	4,669
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	2,190	2,188
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	5,240	5,236
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	2,375	2,361
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,650	2,617
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	1,075	1,057
[3,4]	Fannie Mae-Aces Series 2012-M5	2.715%	2/25/22	95	96
[3,4]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	1,754	1,768
[3,4]	Fannie Mae-Aces Series 2013-M14	2.481%	4/25/23	1,520	1,517
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	11,695	12,055
[3,4]	Fannie Mae-Aces Series 2014-M1	3.123%	7/25/23	9,930	10,204
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	7,983	8,259
[3,4]	Fannie Mae-Aces Series 2014-M3	3.489%	1/25/24	2,745	2,854
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	5,608	5,817
[3,4]	Fannie Mae-Aces Series 2014-M7	3.228%	6/25/24	10,689	11,155
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	6,464	6,686
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	8,865	9,200
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	7,115	7,414
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	12,584	12,993
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	7,490	7,753
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	4,864	5,039
[3,4]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	1,327	1,330
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	7,074	7,316
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	5,694	5,947
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	5,052	5,412
[3,4]	Fannie Mae-Aces Series 2015-M11	2.822%	4/25/25	3,000	3,137
[3,4]	Fannie Mae-Aces Series 2015-M12	2.799%	5/25/25	9,249	9,673
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	12,053	12,642
[3,4]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	3,138	3,162
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	5,641	5,904
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	5,775	6,034
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	15,761	16,405
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	10,500	10,876
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	1,191	1,208

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	3,543	3,626
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	18,939	19,539
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	17,000	17,599
[3,4]	Fannie Mae-Aces Series 2016-M12	2.308%	10/25/23	749	760
[3,4]	Fannie Mae-Aces Series 2016-M12	2.450%	9/25/26	17,200	17,868
[3,4]	Fannie Mae-Aces Series 2016-M13	2.496%	9/25/26	6,624	6,898
[3,4]	Fannie Mae-Aces Series 2017-M1	2.415%	10/25/26	11,094	11,533
[3,4]	Fannie Mae-Aces Series 2017-M2	2.784%	2/25/27	7,541	7,983
[3,4]	Fannie Mae-Aces Series 2017-M3	2.466%	12/25/26	9,944	10,406
[3,4]	Fannie Mae-Aces Series 2017-M4	2.556%	12/25/26	13,311	13,957
[3,4]	Fannie Mae-Aces Series 2017-M5	3.120%	4/25/29	1,368	1,493
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	12,125	12,853
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	15,174	16,285
[3,4]	Fannie Mae-Aces Series 2017-M10	2.554%	7/25/24	5,544	5,701
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	4,000	4,332
[3,4]	Fannie Mae-Aces Series 2017-M12	3.069%	6/25/27	16,823	18,022
[3,4]	Fannie Mae-Aces Series 2017-M13	2.926%	9/25/27	1,323	1,393
[3,4]	Fannie Mae-Aces Series 2017-M14	2.867%	11/25/27	5,252	5,597
[3,4]	Fannie Mae-Aces Series 2017-M15	3.140%	11/25/27	15,725	16,552
[3,4]	Fannie Mae-Aces Series 2018-M1	2.991%	12/25/27	9,142	9,790
[3,4]	Fannie Mae-Aces Series 2018-M2	2.902%	1/25/28	27,525	29,537
[3,4]	Fannie Mae-Aces Series 2018-M3	3.086%	2/25/30	3,490	3,821
[3,4]	Fannie Mae-Aces Series 2018-M4	3.059%	3/25/28	11,146	12,092
[3,4]	Fannie Mae-Aces Series 2018-M7	3.065%	3/25/28	7,132	7,705
[3,4]	Fannie Mae-Aces Series 2018-M8	3.325%	6/25/28	5,663	6,229
[3,4]	Fannie Mae-Aces Series 2018-M10	3.369%	7/25/28	3,600	3,973
[3,4]	Fannie Mae-Aces Series 2018-M12	3.638%	8/25/30	2,530	2,885
[3,4]	Fannie Mae-Aces Series 2018-M13	3.709%	9/25/30	11,485	13,201
[3,4]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	10,100	11,305
[3,4]	Fannie Mae-Aces Series 2019-M1	3.552%	9/25/28	20,675	23,021
[3,4]	Fannie Mae-Aces Series 2019-M2	3.626%	11/25/28	11,450	12,816
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	17,675	20,041
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	10,525	11,569
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	14,000	15,292
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	18,875	20,400
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	41,325	44,670
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	14,145	14,846
[3,4]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	8,700	9,277
[3,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,000	7,235
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	26,055	27,546
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	9,345	9,602
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	13,285	13,883
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	7,180	7,400
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	10,346	10,443
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	9,575	9,360
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	18,015	17,273
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	14,000	13,635
[3,4]	Fannie Mae-Aces Series 2020-M52	1.319%	10/25/30	15,325	14,920
[3,4]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	8,700	8,525
[3,4]	Fannie Mae-Aces Series 2021-M3G	1.250%	1/25/31	15,100	14,433
[3,4]	Fannie Mae-Aces Series 2021-M4	1.466%	2/25/31	14,675	14,330
[3,4]	Fannie Mae-Aces Series 2021-M11	1.459%	3/25/31	20,925	20,524
[3,4]	Fannie Mae-Aces Series 2021-M13	1.605%	4/25/31	3,120	3,088
[3,4]	Fannie Mae-Aces Series 2021-M13	1.629%	3/25/33	2,400	2,340
[3,4]	Fannie Mae-Aces Series 2021-M19	1.741%	10/25/31	18,150	18,107

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K018	2.789%	1/25/22	897	897
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K022	2.355%	7/25/22	838	844
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K027	2.637%	1/25/23	16,625	16,878
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	26,114	26,648
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	15,962	16,341
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	3.250%	4/25/23	17,608	18,028
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	16,452	16,913
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.310%	5/25/23	17,660	18,179
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	3.060%	7/25/23	19,075	19,598
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	15,354	15,871
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	3.458%	8/25/23	19,775	20,462
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	17,403	18,105
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	6,475	6,755
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	803	811
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	19,450	20,333
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	942	957
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	10,850	11,386
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	2,726	2,794
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	14,400	15,140
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	14,025	14,747
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	1,164	1,183
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,970	34,270
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	1,036	1,052
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	10,900	11,453
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K044	2.811%	1/25/25	3,000	3,133
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	11/25/24	2,803	2,828
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	11/25/25	9,050	9,513
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	9,175	9,711
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	1,389	1,425

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	6,850	7,289
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,600	12,331
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	9,350	9,872
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	10,325	11,019
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	7,025	7,474
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	4,050	4,291
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	15,825	16,631
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.263%	4/25/25	246	250
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	14,200	14,908
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	11,625	12,148
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	18,025	18,884
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	11,575	12,189
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	6,500	6,974
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	4,321	4,680
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	12,800	13,894
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	12,850	14,006
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	29,250	31,890
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	14,200	15,371
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	3,000	3,257
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	10,060	10,866
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	18,126	19,687
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,675	8,363
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	14,000	15,233
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	4,875	5,337
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	10,048	11,000
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	7,300	8,061
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	9,650	10,613
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	16,150	18,006
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	10,950	12,246

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	35,850	40,655
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	17,950	20,321
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	6,500	7,360
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	10,157	11,578
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	909	986
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	11,250	12,819
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	31,075	35,397
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	11,640	13,282
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	9,580	11,025
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	36,100	40,642
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	37,950	43,406
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,630	1,750
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	15,101	17,106
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	16,080	18,154
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,500	11,773
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	12,175	13,548
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	20,400	22,821
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	13,215	14,628
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	23,400	25,407
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	15,725	17,007
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	15,850	17,045
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	13,750	14,522
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	26,450	27,767
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	12,180	12,936
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	21,365	22,609
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	19,195	20,328
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	16,700	17,830
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	25,885	26,894
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	3/25/53	5,665	5,727

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	25,000	25,637
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/30	6,450	6,415
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	9,825	9,679
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	6,150	6,074
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	5,375	5,273
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	11,555	11,217
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	15,520	15,072
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	19,720	19,166
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	19,215	18,709
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	25,215	24,697
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	3,500	3,448
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	17,380	17,023
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,881	1,829
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	10,880	10,697
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	789	767
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	10,900	10,691
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	22,275	22,028
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	18,650	18,496
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	43,265	43,570
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	22,825	23,396
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	27,475	28,240
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	15,240	15,553
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,594	3,539
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	26,225	26,527
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	10,025	9,975
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	26,325	26,480
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	7,750	7,907
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	12,800	13,140
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	1,049	1,055

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	11,675	12,137
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	7,675	7,918
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	5,800	6,358
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	10,000	11,021
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,700	9,656
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	4,100	4,587
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	5,468	6,214
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	5,202	5,977
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	11,212	13,083
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	3,600	4,215
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	4,625	5,456
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	5,000	5,837
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,075	3,572
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	234	234
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	824	825
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.406%	3/25/23	2,000	2,029
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	10,035	10,249
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,500	9,803
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	26,090	27,004
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	10,715	11,090
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	12,500	12,947
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	26,696	27,847
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	42,975	44,981
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	15,975	16,920
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	13,200	13,963
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	13,200	14,107
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	20,400	21,791
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	20,000	21,176
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	23,725	24,905

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	8,325	8,368
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	23,650	23,476
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	2,325	2,334
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	12,400	12,550
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	8,250	8,348
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	5,756	5,805
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	15,675	15,748
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	10/25/54	10,275	10,562
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	4,175	4,807
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	23,775	27,681
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	5,225	5,923
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	13,170	15,019
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	22,265	23,747
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	13,375	14,367
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	14,450	14,141
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	14,075	13,396
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	19,930	18,980
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	6,005	5,805
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	11,525	11,321
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	3,649	3,735
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	13,075	13,455
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	10,075	10,077
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	9,220	9,421
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	10,225	10,844
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KS03	3.161%	5/25/25	7,100	7,470
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/26	10,806	11,266
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	11,600	12,225
[3]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	2,375	2,415
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	6,700	6,684
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,365	1,358
[3]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	8,325	8,271

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	2,493	2,509
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	3,700	3,767
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	658	660
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	8,984	8,983
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,965	1,960
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	4,450	4,429
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,890	1,858
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	9,800	9,735
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	3,535	3,471
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	11,925	12,266
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	9,200	10,284
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	10,300	10,736
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	11,408	11,763
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,825	16,740
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,865	9,712
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	609	610
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	530	532
[3]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	1,125	1,127
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	1,125	1,122
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	575	573
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	5,800	5,773
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	850	841
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	7,925	7,847
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,275	1,258
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	4,371	4,389
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,580	1,601
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	10,105	10,081
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,700	1,679
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	7,165	7,131
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	1,000	987
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	5,085	5,053
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	4,945	4,884
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	3,450	3,428

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	1,050	1,041
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	6,425	6,365
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	3,150	3,101
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	3,850	3,821
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,450	1,434
[3]	GM Financial Leasing Trust Series 2021-1	0.260%	2/20/24	4,490	4,476
[3]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	1,085	1,078
[3]	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	690	685
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	4,077	4,144
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	1,529	1,554
[3]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	770	771
[3]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	5,369	5,435
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	5,682	5,821
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	1,792	1,834
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	432	440
[3]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	7,350	7,649
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	482	496
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	8,725	9,129
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	18,304	19,166
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	1,975	2,038
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	949	973
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.516%	6/10/47	124	125
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,950	2,051
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	7,125	7,531
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.512%	9/10/47	1,675	1,719
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	1,974	2,033
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	11,450	12,061
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	2,000	2,109
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,700	1,750
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	6,200	6,505

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5,700	6,004
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	4,258	4,422
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	2,275	2,428
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,358	2,440
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	4,954	5,138
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	5,600	5,939
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	4,425	4,642
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	11,450	11,950
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	3,950	4,221
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	2,925	3,087
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	8,350	9,055
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	3,350	3,596
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	12,250	13,116
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	641
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	1,000	1,067
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,194	14,165
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,519	3,754
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	10,000	10,594
[3]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	3,150	3,524
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	7,675	8,407
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	2,525	2,642
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	7,970	8,520
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	16,200	17,157
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	3,775	4,009
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	7,164	7,604
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	7,370	7,764
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	2,110	2,224
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,270	4,333
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	7,200	7,080

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	1,100	1,086
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	10,000	9,907
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,875	1,846
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,720	1,746
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	965	975
[3]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	3,601	3,608
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	22,195	22,113
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	1,275	1,265
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	6,400	6,357
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,725	2,687
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	7,900	7,829
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	4,225	4,177
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	925	908
[3]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	5,700	5,688
[3]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	1,050	1,048
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	817	818
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	975	990
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	700	705
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	2,800	2,799
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	1,125	1,118
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	3,250	3,235
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	850	836
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	2,375	2,352
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	1,050	1,035
[3]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	3,150	3,129
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,325	1,315
[3]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	5,775	5,692
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	4,845	4,853
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	4,846	4,872

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	1,246	1,256
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9	2.840%	12/15/47	2,337	2,359
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	2,273	2,307
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,735	1,769
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	562	575
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	1,490	1,527
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	9,174	9,605
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,600	1,671
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.941%	12/15/46	1,600	1,687
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	11,478	11,695
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	2,590	2,619
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	3,055	3,203
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	4,600	4,937
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	14,325	14,846
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	725	746
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	5,800	6,259
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	4,650	5,002
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,776	1,819
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.037%	7/15/45	1,184	1,220
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	576	590
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	3,369	3,456
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	1,260	1,294
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	146	149
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	2,940	3,058
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	1,680	1,755
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	680	698
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	5,500	5,746
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	1,100	1,155
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.886%	1/15/47	1,650	1,729

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	15,816	16,499
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	1,173	1,231
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.793%	2/15/47	1,422	1,472
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	926	928
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	2,800	2,918
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	2,225	2,336
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	680	698
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	1,375	1,442
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	1,670	1,752
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	8,325	8,740
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	2,225	2,310
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	4,175	4,405
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	2,462	2,612
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	67	68
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	2,275	2,384
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	4,125	4,266
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	9,975	10,475
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	2,775	2,896
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	17,150	17,960
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	2,875	3,026
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	2,875	2,973
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	3,730	3,839
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	3,048	3,162
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	6,775	7,038
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,725	1,759
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	1,969	2,035
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	4,650	4,890
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	3,801	3,925
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	5,675	6,048

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	2,900	3,116
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,997	2,077
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	9,919	10,474
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	4,052	4,203
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	5,875	6,113
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	4,230	4,524
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	3,712	3,855
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.732%	3/15/49	330	357
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	17,175	18,541
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	3,200	3,456
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	1,484	1,490
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	10,755	11,561
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	4,500	4,820
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	2,034	2,180
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	17,650	19,798
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	11,975	12,976
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	1,075	1,167
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	4,400	4,615
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	2,050	2,099
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	879	927
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	4,600	4,787
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	14,250	15,409
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	5,600	5,961
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	3,850	4,126
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	2,400	2,581
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	13,125	14,746
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,575	1,760
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	15,695	16,710
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	3,940	3,929

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	1,650	1,655
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	1,600	1,611
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	700	698
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	4,655	4,641
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,915	1,899
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	3,450	3,427
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,450	1,432
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	550	548
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	4,550	4,503
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	750	738
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	2,824	2,834
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	2,103	2,115
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	3,011	3,051
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	599	608
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	3,475	3,528
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	1,800	1,833
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	3,475	3,532
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	2,150	2,199
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.075%	7/15/46	8,000	8,253
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.151%	8/15/46	1,680	1,732
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.351%	8/15/46	840	833
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	3,915	4,086
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	3,500	3,658
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.745%	11/15/46	1,750	1,832
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	4,475	4,686
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.859%	2/15/47	1,600	1,684
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	537	551
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	4,200	4,413
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.332%	6/15/47	1,675	1,708

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,400	1,484
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.456%	10/15/47	1,675	1,759
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	2,306	2,374
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	5,050	5,310
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	1,526	1,562
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	10,125	10,604
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	2,500	2,611
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	3,953	4,048
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	4,500	4,716
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	2,875	2,956
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	1,195	1,232
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	5,775	6,158
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,900	5,230
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	5,179	5,335
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	5,672	6,050
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	2,895	3,001
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	4,925	5,242
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	2,266	2,353
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	3,500	3,756
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	3,548	3,657
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	2,745	2,843
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	11,975	12,739
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,942	2,013
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,250	1,324
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	11,700	12,194
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	14,200	14,996
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	13,521	14,691
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	4,625	4,983
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	8,150	8,812

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	5,200	5,582
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	5,725	6,073
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	8,325	9,014
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	1,365	1,365
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	4,100	4,392
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	5,850	6,177
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	4,707	4,931
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	11,700	12,185
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	11,625	12,508
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	5,000	5,190
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	1,000	1,054
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	7,500	8,088
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	10,000	11,313
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	14,885	16,128
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,875	2,038
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,625	6,041
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	4,100	4,460
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	8,435	9,461
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	10,950	11,668
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,595	7,490
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	10,525	10,894
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,575	1,636
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	5,275	5,344
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	900	919
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	525	535
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	10,560	10,813
[3]	New York City Housing Development Corp. Series 2014-8SPR	3.709%	2/15/48	150	157
[3]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	1,250	1,252
[3]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	1,050	1,057
[3]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	5,025	4,999
[3]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	1,050	1,045

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,850	1,889
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	2,150	2,184
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	2,020	2,031
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	2,844	2,844
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	850	847
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	6,975	6,901
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	3,300	3,232
[3]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	999	1,021
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	1,175	1,250
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,825	3,210
[3]	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	2,893	2,978
[3]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	1,606	1,608
[3]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	2,250	2,259
[3]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	2,240	2,241
[3]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	1,690	1,695
[3]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	1,675	1,676
[3]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	2,225	2,230
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	5,700	5,694
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	3,125	3,119
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	1,975	1,971
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	4,480	4,444
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,900	3,855
[3]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	2,625	2,601
[3]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,700	3,642
[3]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	6,100	6,049
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	3,175	3,136
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,400	1,391
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	9,000	9,344
[3]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	3,820	3,851
[3]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	15,675	16,222
[3]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	815	817

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	880	887
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	2,315	2,343
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	659	663
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	2,440	2,437
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	4,775	4,762
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	925	915
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	3,675	3,658
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,485	1,460
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	21,050	20,848
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,650	2,599
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	7,375	7,298
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,575	1,547
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	3,675	3,651
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	1,150	1,142
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	10,100	10,765
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	4,800	5,134
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	8,050	8,653
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	2,150	2,285
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	9,700	10,331
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	4,050	4,314
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	6,450	6,701
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	8,050	8,677
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	3,562	3,799
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	5,325	5,705
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	8,225	8,922
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	4,375	4,751
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	7,900	8,604
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	15,850	17,501
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	4,225	4,682

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	15,800	17,471
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	10,475	11,783
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	2,650	2,959
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	5,975	6,719
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	4,549
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	1,098	1,140
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	5,825	6,588
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,075	1,217
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	12,950	14,775
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	8,975	10,195
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	5,250	5,758
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,575	1,723
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	6,475	6,796
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	3,800	4,020
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	2,300	2,448
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	4,636	4,687
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	7,716	7,835
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	1,150	1,172
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	36,015	35,552
[3]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	22,200	22,032
[3]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	10,535	10,607
[3]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	28,335	28,259
[3]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	14,090	14,011
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	1,441	1,443
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	7,625	7,626
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	1,050	1,050
[3]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	8,416	8,477
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	542	557
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	23,025	24,169
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	550	562
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	1,157	1,190

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	1,198	1,200
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	5,650	5,941
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	2,850	2,996
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	3,641	3,735
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	3,150	3,292
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	2,275	2,358
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	9,459	9,754
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	8,500	9,000
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,619	1,712
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	3,948	4,081
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	8,500	9,035
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	990	1,016
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	14,401	15,084
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	2,850	2,950
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	1,749	1,816
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	3,425	3,678
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	2,925	3,141
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	332	332
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	2,398	2,446
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	2,275	2,379
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	3,806	3,961
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	2,950	3,175
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	10,237	10,786
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	13,850	14,346
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,800	1,823
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	2,535	2,623
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	6,700	7,162
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	2,350	2,503
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	4,700	4,896

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,800	2,878
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	4,675	5,093
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	4,823	4,964
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	9,053	9,502
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,530	1,655
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	1,160	1,214
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	11,445	12,351
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	3,243	3,471
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	9,675	10,427
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	5,375	5,771
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	5,350	5,680
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	8,025	8,698
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	2,150	2,314
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	13,300	14,344
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	5,127
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	8,600	9,334
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	8,500	9,224
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	15,825	17,577
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,742	3,022
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	10,550	11,845
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	10,125	11,372
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	6,100	6,839
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	10,600	12,097
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,051	4,605
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	13,225	14,843
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	7,650	8,443
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	11,175	12,051
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	2,825	2,971
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	4,750	5,011

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	10,700	11,378
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	6,405	6,862
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	9,475	9,861
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	2,250	2,296
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	2,775	2,754
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	5,820	6,020
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	4,584	4,595
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	4,400	4,403
[3]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	2,709	2,712
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	5,227	5,265
[3]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	10,900	11,002
[3]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	4,104	4,160
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	820	838
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	3,436	3,497
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	673	685
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	6,000	6,163
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	3,000	3,063
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	314	320
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	4,470	4,619
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	1,120	1,156
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	471	482
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,250	1,303
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,100	2,205
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	452	463
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	1,450	1,510
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	1,150	1,197
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	1,150	1,202
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	5,010	5,256
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	575	603

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.862%	12/15/46	862	892
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	2,340	2,448
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.039%	3/15/46	575	605
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	415	426
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	860	861
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	2,825	2,969
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	950	986
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	506	521
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,719	1,758
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,675	1,754
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,675	1,759
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,368	1,421
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	4,000	4,198
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	8,200	8,619
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,675	1,760
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	1,773	1,831
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,675	1,778
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	1,125	1,191
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	1,084	1,133
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,860	3,008
[3]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	3,050	3,213
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	1,154	1,179
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	6,720	7,034
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	2,800	2,934
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	4,644	4,680
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,705	1,736
[3]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	2,765	2,780
[3]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	1,575	1,588
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	2,795	2,797

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	615	613
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	3,100	3,092
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	1,125	1,115
[3]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	3,275	3,256
[3]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	875	859
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	5,035	4,978
[3]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	5,275	5,215
[3]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,850	1,814
[3]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	5,200	5,171
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	3,175	3,162
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	5,625	5,601
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	1,125	1,120
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	2,900	2,877
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	1,050	1,037
[3]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	840	840
[3]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	1,850	1,835
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,886,018)					8,073,507
Corporate Bonds (28.3%)
Communications (2.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	12,666	13,568
	Activision Blizzard Inc.	3.400%	6/15/27	3,352	3,602
	Activision Blizzard Inc.	1.350%	9/15/30	7,000	6,467
	Activision Blizzard Inc.	4.500%	6/15/47	6,852	8,237
	Activision Blizzard Inc.	2.500%	9/15/50	17,975	15,778
	Alphabet Inc.	0.450%	8/15/25	11,286	11,029
	Alphabet Inc.	1.998%	8/15/26	10,022	10,342
	Alphabet Inc.	0.800%	8/15/27	14,376	13,859
	Alphabet Inc.	1.100%	8/15/30	27,986	26,366
	Alphabet Inc.	1.900%	8/15/40	17,885	16,301
	Alphabet Inc.	2.050%	8/15/50	29,649	26,586
	Alphabet Inc.	2.250%	8/15/60	23,644	21,132
	America Movil SAB de CV	3.625%	4/22/29	8,912	9,640
	America Movil SAB de CV	2.875%	5/7/30	4,375	4,527
	America Movil SAB de CV	6.375%	3/1/35	16,953	23,430
	America Movil SAB de CV	6.125%	11/15/37	6,308	8,562
	America Movil SAB de CV	6.125%	3/30/40	21,901	30,299
	America Movil SAB de CV	4.375%	7/16/42	15,901	18,813
	America Movil SAB de CV	4.375%	4/22/49	20,021	24,351
	AT&T Inc.	2.625%	12/1/22	1,727	1,750
	AT&T Inc.	4.050%	12/15/23	6,583	6,964
	AT&T Inc.	3.800%	3/1/24	150	158
	AT&T Inc.	0.900%	3/25/24	27,490	27,381

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.450%	4/1/24	21,598	23,064
	AT&T Inc.	3.950%	1/15/25	21,793	23,314
	AT&T Inc.	3.400%	5/15/25	29,697	31,423
	AT&T Inc.	3.600%	7/15/25	15,068	16,079
	AT&T Inc.	4.125%	2/17/26	32,410	35,331
	AT&T Inc.	1.700%	3/25/26	42,186	42,012
	AT&T Inc.	2.950%	7/15/26	300	314
	AT&T Inc.	3.800%	2/15/27	15,749	17,122
	AT&T Inc.	4.250%	3/1/27	20,517	22,769
	AT&T Inc.	2.300%	6/1/27	28,537	29,084
	AT&T Inc.	1.650%	2/1/28	24,683	24,173
[3]	AT&T Inc.	4.100%	2/15/28	18,579	20,651
	AT&T Inc.	4.350%	3/1/29	40,330	45,377
[3]	AT&T Inc.	4.300%	2/15/30	41,016	46,210
	AT&T Inc.	2.750%	6/1/31	37,930	38,679
	AT&T Inc.	2.250%	2/1/32	34,592	33,470
	AT&T Inc.	2.550%	12/1/33	50,056	49,021
	AT&T Inc.	6.150%	9/15/34	1,675	2,186
	AT&T Inc.	4.500%	5/15/35	30,248	34,909
	AT&T Inc.	5.250%	3/1/37	25,071	31,015
	AT&T Inc.	4.900%	8/15/37	16,340	19,663
	AT&T Inc.	4.850%	3/1/39	26,348	31,478
	AT&T Inc.	5.350%	9/1/40	20,807	26,308
	AT&T Inc.	3.500%	6/1/41	32,630	33,577
	AT&T Inc.	5.550%	8/15/41	22,306	29,113
	AT&T Inc.	5.150%	3/15/42	8,606	10,660
	AT&T Inc.	4.900%	6/15/42	10,952	13,149
	AT&T Inc.	4.300%	12/15/42	21,919	24,720
	AT&T Inc.	3.100%	2/1/43	26,660	25,819
	AT&T Inc.	4.650%	6/1/44	14,122	16,571
	AT&T Inc.	4.350%	6/15/45	16,059	18,173
	AT&T Inc.	4.750%	5/15/46	29,987	36,250
[3]	AT&T Inc.	5.150%	11/15/46	11,024	14,033
	AT&T Inc.	5.450%	3/1/47	19,186	25,154
	AT&T Inc.	4.500%	3/9/48	28,568	33,342
	AT&T Inc.	4.550%	3/9/49	13,317	15,697
	AT&T Inc.	5.150%	2/15/50	22,022	28,248
	AT&T Inc.	3.650%	6/1/51	40,377	41,903
	AT&T Inc.	3.300%	2/1/52	24,810	24,304
	AT&T Inc.	3.500%	9/15/53	98,030	99,084
	AT&T Inc.	3.550%	9/15/55	92,934	93,106
	AT&T Inc.	3.800%	12/1/57	75,168	78,322
	AT&T Inc.	3.650%	9/15/59	82,391	83,169
	AT&T Inc.	3.850%	6/1/60	19,258	20,115
	AT&T Inc.	3.500%	2/1/61	18,860	18,616
	Baidu Inc.	3.875%	9/29/23	11,105	11,558
	Baidu Inc.	4.375%	5/14/24	9,832	10,464
	Baidu Inc.	3.075%	4/7/25	6,000	6,226
	Baidu Inc.	1.720%	4/9/26	10,200	10,068
	Baidu Inc.	3.625%	7/6/27	9,679	10,390
	Baidu Inc.	4.375%	3/29/28	7,370	8,168
	Baidu Inc.	4.875%	11/14/28	8,192	9,391
	Baidu Inc.	3.425%	4/7/30	5,267	5,528
	Baidu Inc.	2.375%	10/9/30	4,000	3,887
	Baidu Inc.	2.375%	8/23/31	9,200	8,868

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bell Telephone Co. of Canada or Bell Canada	2.150%	2/15/32	400	391
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1	1
[3]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,000	5,458
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	5,614
	Booking Holdings Inc.	2.750%	3/15/23	7,647	7,814
	Booking Holdings Inc.	3.650%	3/15/25	9,777	10,396
	Booking Holdings Inc.	3.600%	6/1/26	16,856	18,246
	Booking Holdings Inc.	3.550%	3/15/28	8,871	9,675
	Booking Holdings Inc.	4.625%	4/13/30	19,371	22,582
	British Telecommunications plc	4.500%	12/4/23	9,450	10,004
	British Telecommunications plc	5.125%	12/4/28	9,600	10,845
	British Telecommunications plc	9.625%	12/15/30	33,338	49,023
[3]	Charter Communications Operating LLC	4.500%	2/1/24	16,749	17,805
	Charter Communications Operating LLC	4.908%	7/23/25	48,019	52,890
	Charter Communications Operating LLC	3.750%	2/15/28	28,162	30,191
	Charter Communications Operating LLC	4.200%	3/15/28	15,890	17,373
	Charter Communications Operating LLC	2.250%	1/15/29	17,210	16,832
	Charter Communications Operating LLC	5.050%	3/30/29	20,153	23,163
	Charter Communications Operating LLC	2.800%	4/1/31	21,477	21,295
	Charter Communications Operating LLC	2.300%	2/1/32	10,447	9,927
	Charter Communications Operating LLC	6.384%	10/23/35	38,311	49,626
	Charter Communications Operating LLC	5.375%	4/1/38	10,733	12,791
	Charter Communications Operating LLC	3.500%	6/1/41	13,625	13,280
	Charter Communications Operating LLC	3.500%	3/1/42	18,725	18,169
	Charter Communications Operating LLC	6.484%	10/23/45	42,611	58,256
	Charter Communications Operating LLC	5.375%	5/1/47	32,628	38,969
	Charter Communications Operating LLC	5.750%	4/1/48	32,921	41,107
	Charter Communications Operating LLC	5.125%	7/1/49	15,988	18,516
	Charter Communications Operating LLC	4.800%	3/1/50	37,765	42,334
	Charter Communications Operating LLC	3.700%	4/1/51	27,097	26,192
	Charter Communications Operating LLC	3.900%	6/1/52	36,868	36,892
	Charter Communications Operating LLC	6.834%	10/23/55	7,874	11,278
	Charter Communications Operating LLC	3.850%	4/1/61	23,828	22,478
	Charter Communications Operating LLC	4.400%	12/1/61	19,742	20,420
	Charter Communications Operating LLC	3.950%	6/30/62	19,875	19,203
	Comcast Corp.	3.700%	4/15/24	19,968	21,220
	Comcast Corp.	3.375%	2/15/25	26,530	28,171
	Comcast Corp.	3.375%	8/15/25	33,624	35,880
	Comcast Corp.	3.950%	10/15/25	40,062	43,799
	Comcast Corp.	3.150%	3/1/26	23,050	24,585
	Comcast Corp.	2.350%	1/15/27	30,022	31,046
	Comcast Corp.	3.300%	2/1/27	33,012	35,491
	Comcast Corp.	3.300%	4/1/27	14,260	15,360
	Comcast Corp.	3.150%	2/15/28	20,121	21,604
	Comcast Corp.	3.550%	5/1/28	3,055	3,345
	Comcast Corp.	4.150%	10/15/28	54,286	61,604
	Comcast Corp.	2.650%	2/1/30	22,067	22,857
	Comcast Corp.	3.400%	4/1/30	19,815	21,597
	Comcast Corp.	4.250%	10/15/30	25,355	29,264
	Comcast Corp.	1.950%	1/15/31	20,143	19,697
	Comcast Corp.	1.500%	2/15/31	15,503	14,605
	Comcast Corp.	4.250%	1/15/33	23,379	27,399
	Comcast Corp.	7.050%	3/15/33	6,718	9,641
	Comcast Corp.	4.200%	8/15/34	12,972	15,267
	Comcast Corp.	5.650%	6/15/35	6,306	8,340

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.400%	8/15/35	13,375	15,907
	Comcast Corp.	6.500%	11/15/35	4,207	6,029
	Comcast Corp.	3.200%	7/15/36	12,895	13,728
	Comcast Corp.	6.450%	3/15/37	14,039	20,350
	Comcast Corp.	3.900%	3/1/38	6,828	7,701
	Comcast Corp.	4.600%	10/15/38	45,197	54,912
	Comcast Corp.	3.250%	11/1/39	18,646	19,639
	Comcast Corp.	3.750%	4/1/40	20,634	23,082
	Comcast Corp.	4.650%	7/15/42	16,047	19,744
	Comcast Corp.	4.600%	8/15/45	22,829	28,265
	Comcast Corp.	3.400%	7/15/46	16,746	17,645
	Comcast Corp.	4.000%	8/15/47	23,972	27,479
	Comcast Corp.	3.969%	11/1/47	35,043	40,128
	Comcast Corp.	4.000%	3/1/48	14,173	16,295
	Comcast Corp.	4.700%	10/15/48	21,504	27,520
	Comcast Corp.	3.999%	11/1/49	17,494	20,272
	Comcast Corp.	3.450%	2/1/50	19,838	21,195
	Comcast Corp.	2.800%	1/15/51	18,893	18,010
[7]	Comcast Corp.	2.887%	11/1/51	70,287	67,999
	Comcast Corp.	2.450%	8/15/52	16,932	15,166
	Comcast Corp.	4.049%	11/1/52	20,553	24,152
[7]	Comcast Corp.	2.937%	11/1/56	68,122	64,890
	Comcast Corp.	4.950%	10/15/58	16,254	22,441
	Comcast Corp.	2.650%	8/15/62	12,525	11,122
[7]	Comcast Corp.	2.987%	11/1/63	35,914	34,134
	Deutsche Telekom International Finance BV	8.750%	6/15/30	51,429	74,777
	Deutsche Telekom International Finance BV	9.250%	6/1/32	2,200	3,505
	Discovery Communications LLC	2.950%	3/20/23	11,596	11,861
	Discovery Communications LLC	3.800%	3/13/24	5,559	5,836
	Discovery Communications LLC	3.900%	11/15/24	6,917	7,351
	Discovery Communications LLC	3.450%	3/15/25	4,594	4,820
	Discovery Communications LLC	3.950%	6/15/25	11,704	12,473
	Discovery Communications LLC	4.900%	3/11/26	12,820	14,303
	Discovery Communications LLC	3.950%	3/20/28	24,229	26,316
	Discovery Communications LLC	4.125%	5/15/29	11,869	13,092
	Discovery Communications LLC	3.625%	5/15/30	14,628	15,641
	Discovery Communications LLC	5.000%	9/20/37	8,296	9,902
	Discovery Communications LLC	6.350%	6/1/40	8,556	11,780
	Discovery Communications LLC	4.875%	4/1/43	10,798	12,777
	Discovery Communications LLC	5.200%	9/20/47	19,492	24,103
	Discovery Communications LLC	5.300%	5/15/49	9,868	12,477
	Discovery Communications LLC	4.650%	5/15/50	13,085	15,397
	Discovery Communications LLC	4.000%	9/15/55	22,854	24,065
	Electronic Arts Inc.	4.800%	3/1/26	5,228	5,837
	Electronic Arts Inc.	1.850%	2/15/31	10,000	9,570
	Electronic Arts Inc.	2.950%	2/15/51	10,105	9,590
	Expedia Group Inc.	3.600%	12/15/23	4,435	4,611
	Expedia Group Inc.	4.500%	8/15/24	9,552	10,200
	Expedia Group Inc.	5.000%	2/15/26	24,262	27,062
	Expedia Group Inc.	4.625%	8/1/27	6,012	6,719
	Expedia Group Inc.	3.800%	2/15/28	13,245	14,142
	Expedia Group Inc.	3.250%	2/15/30	10,373	10,603
	Expedia Group Inc.	2.950%	3/15/31	13,950	13,954
	Fox Corp.	4.030%	1/25/24	18,722	19,775
	Fox Corp.	3.050%	4/7/25	6,965	7,305

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fox Corp.	4.709%	1/25/29	29,572	33,804
Fox Corp.	3.500%	4/8/30	7,634	8,234
Fox Corp.	5.476%	1/25/39	16,407	21,109
Fox Corp.	5.576%	1/25/49	20,825	28,399
Grupo Televisa SAB	6.625%	3/18/25	4,264	4,870
Grupo Televisa SAB	4.625%	1/30/26	2,825	3,067
Grupo Televisa SAB	8.500%	3/11/32	610	875
Grupo Televisa SAB	6.625%	1/15/40	9,156	12,451
Grupo Televisa SAB	5.000%	5/13/45	23,166	27,290
Grupo Televisa SAB	6.125%	1/31/46	6,137	8,313
Grupo Televisa SAB	5.250%	5/24/49	10,525	13,243
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,177	4,433
Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,684	6,528
Interpublic Group of Cos. Inc.	4.750%	3/30/30	9,191	10,696
Interpublic Group of Cos. Inc.	2.400%	3/1/31	5,242	5,242
Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,175	2,228
Interpublic Group of Cos. Inc.	5.400%	10/1/48	10,260	13,945
Koninklijke KPN NV	8.375%	10/1/30	8,650	12,335
NBCUniversal Media LLC	4.450%	1/15/43	13,876	16,721
Omnicom Group Inc.	3.650%	11/1/24	15,176	16,081
Omnicom Group Inc.	3.600%	4/15/26	29,851	32,074
Omnicom Group Inc.	2.450%	4/30/30	9,044	9,050
Omnicom Group Inc.	4.200%	6/1/30	4,825	5,431
Omnicom Group Inc.	2.600%	8/1/31	11,060	11,211
Orange SA	9.000%	3/1/31	31,470	48,206
Orange SA	5.375%	1/13/42	16,310	21,456
Orange SA	5.500%	2/6/44	5,606	7,681
Rogers Communications Inc.	3.000%	3/15/23	5,602	5,708
Rogers Communications Inc.	4.100%	10/1/23	6,270	6,546
Rogers Communications Inc.	3.625%	12/15/25	6,634	7,064
Rogers Communications Inc.	2.900%	11/15/26	13,874	14,503
Rogers Communications Inc.	7.500%	8/15/38	3,184	4,810
Rogers Communications Inc.	4.500%	3/15/43	10,502	12,078
Rogers Communications Inc.	5.000%	3/15/44	6,050	7,458
Rogers Communications Inc.	4.300%	2/15/48	5,200	5,958
Rogers Communications Inc.	4.350%	5/1/49	15,749	18,305
Rogers Communications Inc.	3.700%	11/15/49	5,775	6,078
TCI Communications Inc.	7.875%	2/15/26	7,929	9,880
TCI Communications Inc.	7.125%	2/15/28	6,786	8,755
Telefonica Emisiones SA	4.103%	3/8/27	18,591	20,470
Telefonica Emisiones SA	7.045%	6/20/36	26,561	38,040
Telefonica Emisiones SA	4.665%	3/6/38	18,245	21,059
Telefonica Emisiones SA	5.213%	3/8/47	30,908	38,358
Telefonica Emisiones SA	4.895%	3/6/48	17,068	20,511
Telefonica Emisiones SA	5.520%	3/1/49	20,613	26,891
Telefonica Europe BV	8.250%	9/15/30	9,506	13,500
TELUS Corp.	2.800%	2/16/27	9,695	10,088
TELUS Corp.	4.600%	11/16/48	1,977	2,526
TELUS Corp.	4.300%	6/15/49	13,741	16,933
Tencent Music Entertainment Group	2.000%	9/3/30	9,270	8,681
Thomson Reuters Corp.	4.300%	11/23/23	9,389	9,875
Thomson Reuters Corp.	3.350%	5/15/26	6,100	6,489
Thomson Reuters Corp.	5.500%	8/15/35	8,250	10,700
Thomson Reuters Corp.	5.850%	4/15/40	3,795	5,334
Thomson Reuters Corp.	5.650%	11/23/43	4,525	6,264

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Time Warner Cable LLC	6.550%	5/1/37	22,169	29,040
	Time Warner Cable LLC	7.300%	7/1/38	21,802	30,872
	Time Warner Cable LLC	6.750%	6/15/39	24,699	33,672
	Time Warner Cable LLC	5.875%	11/15/40	23,162	28,791
	Time Warner Cable LLC	5.500%	9/1/41	19,671	23,829
	Time Warner Cable LLC	4.500%	9/15/42	22,165	24,094
	Time Warner Entertainment Co. LP	8.375%	3/15/23	6,833	7,424
	Time Warner Entertainment Co. LP	8.375%	7/15/33	8,510	12,375
	T-Mobile USA Inc.	3.500%	4/15/25	40,213	42,615
	T-Mobile USA Inc.	1.500%	2/15/26	16,485	16,312
	T-Mobile USA Inc.	3.750%	4/15/27	55,092	59,653
	T-Mobile USA Inc.	2.050%	2/15/28	24,226	24,095
[7]	T-Mobile USA Inc.	2.400%	3/15/29	3,000	3,029
	T-Mobile USA Inc.	3.875%	4/15/30	98,544	107,833
	T-Mobile USA Inc.	2.550%	2/15/31	33,531	33,375
	T-Mobile USA Inc.	2.250%	11/15/31	9,225	8,950
[7]	T-Mobile USA Inc.	2.700%	3/15/32	6,000	6,042
	T-Mobile USA Inc.	4.375%	4/15/40	31,728	36,173
	T-Mobile USA Inc.	3.000%	2/15/41	32,029	31,209
	T-Mobile USA Inc.	4.500%	4/15/50	39,891	46,738
	T-Mobile USA Inc.	3.300%	2/15/51	39,516	38,578
[7]	T-Mobile USA Inc.	3.400%	10/15/52	22,475	22,411
	T-Mobile USA Inc.	3.600%	11/15/60	18,350	18,279
[7]	T-Mobile USA Inc.	3.600%	11/15/60	9,355	9,292
[3]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	7,586	7,705
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	17,894	18,984
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	11,170	11,818
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	14,343	14,540
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	1,334	1,431
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,314	8,918
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	11,525	13,998
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	12,824	15,148
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	11,282	12,668
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,725	7,985
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	2,910	2,973
	VeriSign Inc.	4.750%	7/15/27	267	278
	VeriSign Inc.	2.700%	6/15/31	8,422	8,479
	Verizon Communications Inc.	3.376%	2/15/25	16,000	17,006
	Verizon Communications Inc.	0.850%	11/20/25	20,421	19,928
	Verizon Communications Inc.	1.450%	3/20/26	25,260	25,143
	Verizon Communications Inc.	2.625%	8/15/26	46,887	48,841
	Verizon Communications Inc.	4.125%	3/16/27	37,661	41,876
	Verizon Communications Inc.	3.000%	3/22/27	4,050	4,273
	Verizon Communications Inc.	2.100%	3/22/28	43,508	43,641
	Verizon Communications Inc.	4.329%	9/21/28	56,652	64,432
	Verizon Communications Inc.	3.875%	2/8/29	2,077	2,304
	Verizon Communications Inc.	4.016%	12/3/29	52,428	58,766
	Verizon Communications Inc.	3.150%	3/22/30	21,752	22,992
	Verizon Communications Inc.	1.500%	9/18/30	8,675	8,137
	Verizon Communications Inc.	1.680%	10/30/30	30,661	29,162
	Verizon Communications Inc.	1.750%	1/20/31	29,828	28,232
	Verizon Communications Inc.	2.550%	3/21/31	56,483	57,057
[7]	Verizon Communications Inc.	2.355%	3/15/32	61,778	60,931
	Verizon Communications Inc.	4.500%	8/10/33	40,995	48,299
	Verizon Communications Inc.	4.400%	11/1/34	38,235	44,514

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	5.850%	9/15/35	1,000	1,336
Verizon Communications Inc.	4.272%	1/15/36	36,788	43,235
Verizon Communications Inc.	5.250%	3/16/37	29,337	38,218
Verizon Communications Inc.	4.812%	3/15/39	18,560	23,297
Verizon Communications Inc.	2.650%	11/20/40	48,827	46,344
Verizon Communications Inc.	3.400%	3/22/41	50,220	52,704
Verizon Communications Inc.	2.850%	9/3/41	13,575	13,404
Verizon Communications Inc.	4.125%	8/15/46	18,877	21,905
Verizon Communications Inc.	4.862%	8/21/46	53,196	68,524
Verizon Communications Inc.	5.500%	3/16/47	500	704
Verizon Communications Inc.	4.522%	9/15/48	54,105	67,839
Verizon Communications Inc.	4.000%	3/22/50	19,879	22,861
Verizon Communications Inc.	2.875%	11/20/50	37,788	35,893
Verizon Communications Inc.	3.550%	3/22/51	61,685	66,470
Verizon Communications Inc.	2.987%	10/30/56	61,747	58,560
Verizon Communications Inc.	3.000%	11/20/60	18,218	17,245
Verizon Communications Inc.	3.700%	3/22/61	50,250	54,395
ViacomCBS Inc.	3.875%	4/1/24	5,530	5,815
ViacomCBS Inc.	3.700%	8/15/24	10,800	11,444
ViacomCBS Inc.	3.500%	1/15/25	4,139	4,364
ViacomCBS Inc.	4.750%	5/15/25	17,259	18,946
ViacomCBS Inc.	4.000%	1/15/26	12,804	13,840
ViacomCBS Inc.	2.900%	1/15/27	17,618	18,389
ViacomCBS Inc.	3.375%	2/15/28	7,548	8,046
ViacomCBS Inc.	3.700%	6/1/28	6,124	6,634
ViacomCBS Inc.	4.200%	6/1/29	9,931	11,029
ViacomCBS Inc.	7.875%	7/30/30	6,784	9,404
ViacomCBS Inc.	4.950%	1/15/31	28,266	33,407
ViacomCBS Inc.	4.200%	5/19/32	18,205	20,558
ViacomCBS Inc.	5.500%	5/15/33	4,271	5,354
ViacomCBS Inc.	6.875%	4/30/36	14,847	21,260
ViacomCBS Inc.	5.900%	10/15/40	5,138	6,826
ViacomCBS Inc.	4.850%	7/1/42	11,585	13,878
ViacomCBS Inc.	4.375%	3/15/43	21,329	24,259
ViacomCBS Inc.	5.850%	9/1/43	16,507	22,311
ViacomCBS Inc.	5.250%	4/1/44	520	649
ViacomCBS Inc.	4.900%	8/15/44	6,956	8,450
ViacomCBS Inc.	4.600%	1/15/45	7,765	9,327
ViacomCBS Inc.	4.950%	5/19/50	18,105	22,997
Vodafone Group plc	3.750%	1/16/24	22,360	23,558
Vodafone Group plc	4.125%	5/30/25	19,189	20,768
Vodafone Group plc	4.375%	5/30/28	42,151	47,491
Vodafone Group plc	7.875%	2/15/30	3,008	4,208
Vodafone Group plc	6.250%	11/30/32	8,450	11,232
Vodafone Group plc	6.150%	2/27/37	7,715	10,483
Vodafone Group plc	5.000%	5/30/38	30,920	38,461
Vodafone Group plc	4.375%	2/19/43	21,213	24,701
Vodafone Group plc	5.250%	5/30/48	39,561	51,663
Vodafone Group plc	4.875%	6/19/49	25,837	32,598
Vodafone Group plc	4.250%	9/17/50	20,636	24,000
Vodafone Group plc	5.125%	6/19/59	5,852	7,654
Walt Disney Co.	1.750%	8/30/24	16,206	16,487
Walt Disney Co.	3.700%	9/15/24	8,626	9,137
Walt Disney Co.	3.350%	3/24/25	14,783	15,753
Walt Disney Co.	3.700%	10/15/25	13,695	14,748

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Walt Disney Co.	1.750%	1/13/26	24,074	24,358
Walt Disney Co.	3.375%	11/15/26	9,734	10,471
Walt Disney Co.	3.700%	3/23/27	6,942	7,628
Walt Disney Co.	2.200%	1/13/28	15,526	15,819
Walt Disney Co.	2.000%	9/1/29	25,952	25,811
Walt Disney Co.	3.800%	3/22/30	16,645	18,707
Walt Disney Co.	2.650%	1/13/31	23,118	24,030
Walt Disney Co.	6.550%	3/15/33	13,019	18,096
Walt Disney Co.	6.200%	12/15/34	13,086	18,318
Walt Disney Co.	6.400%	12/15/35	19,302	27,646
Walt Disney Co.	6.150%	3/1/37	18,623	26,088
Walt Disney Co.	6.650%	11/15/37	5,710	8,464
Walt Disney Co.	4.625%	3/23/40	11,700	14,535
Walt Disney Co.	3.500%	5/13/40	24,520	26,877
Walt Disney Co.	6.150%	2/15/41	194	285
Walt Disney Co.	5.400%	10/1/43	11,225	15,453
Walt Disney Co.	4.750%	9/15/44	16,744	21,421
Walt Disney Co.	4.950%	10/15/45	2,250	2,946
Walt Disney Co.	4.750%	11/15/46	6,853	8,822
Walt Disney Co.	2.750%	9/1/49	19,073	18,464
Walt Disney Co.	4.700%	3/23/50	20,246	26,692
Walt Disney Co.	3.600%	1/13/51	35,338	39,984
Walt Disney Co.	3.800%	5/13/60	18,600	21,604
Weibo Corp.	3.500%	7/5/24	11,500	11,815
Weibo Corp.	3.375%	7/8/30	11,790	11,673
WPP Finance 2010	3.750%	9/19/24	10,465	11,077
				8,111,046
Consumer Discretionary (1.7%)
Advance Auto Parts Inc.	3.900%	4/15/30	11,673	12,775
Alibaba Group Holding Ltd.	2.800%	6/6/23	3,000	3,066
Alibaba Group Holding Ltd.	3.600%	11/28/24	30,753	32,372
Alibaba Group Holding Ltd.	3.400%	12/6/27	33,423	35,392
Alibaba Group Holding Ltd.	2.125%	2/9/31	16,281	15,726
Alibaba Group Holding Ltd.	4.500%	11/28/34	8,766	9,997
Alibaba Group Holding Ltd.	4.000%	12/6/37	22,710	24,616
Alibaba Group Holding Ltd.	2.700%	2/9/41	10,740	9,807
Alibaba Group Holding Ltd.	4.200%	12/6/47	20,440	22,585
Alibaba Group Holding Ltd.	3.150%	2/9/51	19,861	18,505
Alibaba Group Holding Ltd.	4.400%	12/6/57	14,157	16,121
Alibaba Group Holding Ltd.	3.250%	2/9/61	13,492	12,508
Amazon.com Inc.	2.400%	2/22/23	19,460	19,827
Amazon.com Inc.	0.250%	5/12/23	14,100	14,043
Amazon.com Inc.	0.400%	6/3/23	11,474	11,439
Amazon.com Inc.	0.450%	5/12/24	33,225	32,894
Amazon.com Inc.	2.800%	8/22/24	24,180	25,306
Amazon.com Inc.	3.800%	12/5/24	7,218	7,735
Amazon.com Inc.	0.800%	6/3/25	11,190	11,059
Amazon.com Inc.	5.200%	12/3/25	18,953	21,590
Amazon.com Inc.	1.000%	5/12/26	20,206	19,998
Amazon.com Inc.	1.200%	6/3/27	25,909	25,561
Amazon.com Inc.	3.150%	8/22/27	35,679	38,564
Amazon.com Inc.	1.650%	5/12/28	42,770	42,737
Amazon.com Inc.	1.500%	6/3/30	17,998	17,463
Amazon.com Inc.	2.100%	5/12/31	52,190	52,768
Amazon.com Inc.	4.800%	12/5/34	19,325	24,693

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.875%	8/22/37	45,308	53,223
	Amazon.com Inc.	2.875%	5/12/41	27,280	28,176
	Amazon.com Inc.	4.950%	12/5/44	22,401	30,578
	Amazon.com Inc.	4.050%	8/22/47	45,698	55,632
	Amazon.com Inc.	2.500%	6/3/50	35,841	34,111
	Amazon.com Inc.	3.100%	5/12/51	41,813	44,667
	Amazon.com Inc.	4.250%	8/22/57	32,045	41,102
	Amazon.com Inc.	2.700%	6/3/60	26,825	25,821
	Amazon.com Inc.	3.250%	5/12/61	28,070	30,270
[3]	American Honda Finance Corp.	2.050%	1/10/23	3,790	3,844
[3]	American Honda Finance Corp.	1.950%	5/10/23	12,939	13,148
[3]	American Honda Finance Corp.	0.875%	7/7/23	22,950	22,975
[3]	American Honda Finance Corp.	3.450%	7/14/23	5,350	5,566
[3]	American Honda Finance Corp.	0.650%	9/8/23	9,300	9,278
[3]	American Honda Finance Corp.	3.625%	10/10/23	2,621	2,748
[3]	American Honda Finance Corp.	3.550%	1/12/24	4,150	4,358
[3]	American Honda Finance Corp.	2.900%	2/16/24	13,975	14,494
[3]	American Honda Finance Corp.	2.400%	6/27/24	9,214	9,497
[3]	American Honda Finance Corp.	0.550%	7/12/24	11,110	10,955
[3]	American Honda Finance Corp.	2.150%	9/10/24	14,806	15,173
[3]	American Honda Finance Corp.	1.200%	7/8/25	5,850	5,832
[3]	American Honda Finance Corp.	1.000%	9/10/25	9,758	9,607
[3]	American Honda Finance Corp.	1.300%	9/9/26	1,284	1,269
[3]	American Honda Finance Corp.	2.300%	9/9/26	7,703	7,956
[3]	American Honda Finance Corp.	2.350%	1/8/27	9,755	10,040
[3]	American Honda Finance Corp.	3.500%	2/15/28	2,165	2,369
[3]	American Honda Finance Corp.	2.000%	3/24/28	10,766	10,891
[3]	American Honda Finance Corp.	1.800%	1/13/31	14,525	14,189
[3]	American University	3.672%	4/1/49	6,734	7,778
	Aptiv plc	4.350%	3/15/29	2,025	2,299
	Aptiv plc	4.400%	10/1/46	4,245	4,987
	Aptiv plc	5.400%	3/15/49	4,925	6,533
	Aptiv plc	3.100%	12/1/51	20,000	19,058
	AutoNation Inc.	3.500%	11/15/24	5,183	5,445
	AutoNation Inc.	4.500%	10/1/25	10,875	11,833
	AutoNation Inc.	3.800%	11/15/27	7,380	7,956
	AutoNation Inc.	1.950%	8/1/28	155	151
	AutoNation Inc.	4.750%	6/1/30	500	572
	AutoNation Inc.	2.400%	8/1/31	3,473	3,362
	AutoZone Inc.	2.875%	1/15/23	8,138	8,265
	AutoZone Inc.	3.125%	7/15/23	2,065	2,123
	AutoZone Inc.	3.125%	4/18/24	5,500	5,730
	AutoZone Inc.	3.250%	4/15/25	7,735	8,132
	AutoZone Inc.	3.125%	4/21/26	10,180	10,737
	AutoZone Inc.	3.750%	6/1/27	12,062	13,197
	AutoZone Inc.	3.750%	4/18/29	9,891	10,824
	AutoZone Inc.	4.000%	4/15/30	16,040	17,901
	AutoZone Inc.	1.650%	1/15/31	8,213	7,735
	Best Buy Co. Inc.	4.450%	10/1/28	10,200	11,579
	Best Buy Co. Inc.	1.950%	10/1/30	4,282	4,117
	BorgWarner Inc.	3.375%	3/15/25	5,966	6,300
	BorgWarner Inc.	2.650%	7/1/27	14,005	14,480
	BorgWarner Inc.	4.375%	3/15/45	7,565	8,805
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	6,806	7,390

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brunswick Corp.	0.850%	8/18/24	4,500	4,438
	Brunswick Corp.	2.400%	8/18/31	11,300	10,893
[3]	California Endowment	2.498%	4/1/51	2,725	2,691
	California Institute of Technology	4.321%	8/1/45	1,060	1,379
	California Institute of Technology	4.700%	11/1/11	8,580	12,563
	California Institute of Technology	3.650%	9/1/19	6,365	7,450
	Choice Hotels International Inc.	3.700%	12/1/29	1,274	1,353
	Choice Hotels International Inc.	3.700%	1/15/31	900	953
	Cleveland Clinic Foundation	4.858%	1/1/14	4,905	7,290
[7]	Daimler Finance North America LLC	0.750%	3/1/24	6,000	5,943
	Daimler Finance North America LLC	8.500%	1/18/31	8,282	12,331
[7]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	3,038
	Darden Restaurants Inc.	3.850%	5/1/27	5,550	6,030
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	6,097
	DR Horton Inc.	4.750%	2/15/23	4,193	4,331
	DR Horton Inc.	5.750%	8/15/23	7,682	8,175
	DR Horton Inc.	2.500%	10/15/24	10,136	10,455
	DR Horton Inc.	2.600%	10/15/25	8,224	8,497
	DR Horton Inc.	1.400%	10/15/27	4,077	3,946
[3]	Duke University	2.682%	10/1/44	9,500	9,542
[3]	Duke University	2.832%	10/1/55	11,720	12,138
	eBay Inc.	2.750%	1/30/23	10,215	10,407
	eBay Inc.	3.450%	8/1/24	8,346	8,766
	eBay Inc.	1.900%	3/11/25	12,900	13,053
	eBay Inc.	1.400%	5/10/26	9,670	9,525
	eBay Inc.	3.600%	6/5/27	12,887	13,989
	eBay Inc.	2.700%	3/11/30	18,458	18,895
	eBay Inc.	2.600%	5/10/31	10,915	11,052
	eBay Inc.	4.000%	7/15/42	9,480	10,666
	eBay Inc.	3.650%	5/10/51	13,100	14,246
[3]	Emory University	2.143%	9/1/30	10,200	10,326
[3]	Emory University	2.969%	9/1/50	4,450	4,695
[3]	Ford Foundation	2.415%	6/1/50	5,025	4,883
[3]	Ford Foundation	2.815%	6/1/70	10,450	10,770
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	7,173	7,513
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	9,201	9,872
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	8,125	8,591
	General Motors Co.	4.875%	10/2/23	19,479	20,693
	General Motors Co.	5.400%	10/2/23	1,830	1,960
	General Motors Co.	4.000%	4/1/25	6,293	6,737
	General Motors Co.	6.125%	10/1/25	3,350	3,852
	General Motors Co.	5.000%	10/1/28	8,282	9,476
	General Motors Co.	5.000%	4/1/35	19,596	23,273
	General Motors Co.	6.600%	4/1/36	16,032	21,648
	General Motors Co.	5.150%	4/1/38	13,019	15,670
	General Motors Co.	6.250%	10/2/43	21,537	29,458
	General Motors Co.	5.200%	4/1/45	13,865	17,156
	General Motors Co.	6.750%	4/1/46	16,917	24,478
	General Motors Co.	5.400%	4/1/48	15,451	19,736
	General Motors Co.	5.950%	4/1/49	12,323	16,853
	General Motors Financial Co. Inc.	3.250%	1/5/23	4,245	4,338
	General Motors Financial Co. Inc.	3.700%	5/9/23	16,033	16,515
	General Motors Financial Co. Inc.	4.250%	5/15/23	13,937	14,510
	General Motors Financial Co. Inc.	4.150%	6/19/23	13,186	13,717
	General Motors Financial Co. Inc.	1.700%	8/18/23	16,150	16,303

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.100%	1/17/24	17,165	18,406
	General Motors Financial Co. Inc.	1.050%	3/8/24	6,145	6,112
	General Motors Financial Co. Inc.	3.950%	4/13/24	16,741	17,630
	General Motors Financial Co. Inc.	3.500%	11/7/24	20,503	21,544
	General Motors Financial Co. Inc.	4.000%	1/15/25	27,522	29,330
	General Motors Financial Co. Inc.	2.900%	2/26/25	30,908	32,009
	General Motors Financial Co. Inc.	4.350%	4/9/25	14,295	15,402
	General Motors Financial Co. Inc.	2.750%	6/20/25	8,350	8,622
	General Motors Financial Co. Inc.	4.300%	7/13/25	33,810	36,448
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,800	9,582
	General Motors Financial Co. Inc.	5.250%	3/1/26	12,220	13,706
	General Motors Financial Co. Inc.	1.500%	6/10/26	24,463	24,084
	General Motors Financial Co. Inc.	4.000%	10/6/26	23,351	25,259
	General Motors Financial Co. Inc.	4.350%	1/17/27	24,688	27,193
	General Motors Financial Co. Inc.	2.700%	8/20/27	13,991	14,311
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,650	8,260
	General Motors Financial Co. Inc.	2.400%	4/10/28	13,100	13,100
	General Motors Financial Co. Inc.	5.650%	1/17/29	10,681	12,680
	General Motors Financial Co. Inc.	3.600%	6/21/30	14,305	15,252
	General Motors Financial Co. Inc.	2.350%	1/8/31	6,673	6,480
	General Motors Financial Co. Inc.	2.700%	6/10/31	10,000	9,963
	Genuine Parts Co.	1.875%	11/1/30	6,911	6,495
[3]	George Washington University	4.300%	9/15/44	5,500	6,989
	George Washington University	4.868%	9/15/45	4,105	5,529
[3]	George Washington University	4.126%	9/15/48	10,235	12,434
[3]	Georgetown University	4.315%	4/1/49	4,350	5,408
[3]	Georgetown University	2.943%	4/1/50	8,360	8,401
[3]	Georgetown University	5.215%	10/1/18	3,412	4,879
	Harley-Davidson Inc.	3.500%	7/28/25	8,575	9,042
	Harley-Davidson Inc.	4.625%	7/28/45	13,183	14,027
	Hasbro Inc.	3.000%	11/19/24	1,112	1,159
	Hasbro Inc.	3.550%	11/19/26	5,951	6,387
	Hasbro Inc.	3.500%	9/15/27	5,553	5,994
	Hasbro Inc.	3.900%	11/19/29	7,454	8,218
	Hasbro Inc.	6.350%	3/15/40	2,333	3,230
	Hasbro Inc.	5.100%	5/15/44	11,212	13,940
	Home Depot Inc.	2.700%	4/1/23	5,880	6,004
	Home Depot Inc.	3.750%	2/15/24	17,354	18,264
	Home Depot Inc.	3.350%	9/15/25	3,143	3,357
	Home Depot Inc.	3.000%	4/1/26	14,851	15,789
	Home Depot Inc.	2.125%	9/15/26	12,008	12,396
	Home Depot Inc.	2.500%	4/15/27	22,200	23,215
	Home Depot Inc.	2.800%	9/14/27	28,107	29,831
	Home Depot Inc.	0.900%	3/15/28	1,972	1,883
	Home Depot Inc.	1.500%	9/15/28	4,000	3,942
	Home Depot Inc.	3.900%	12/6/28	10,308	11,637
	Home Depot Inc.	2.950%	6/15/29	23,456	24,991
	Home Depot Inc.	2.700%	4/15/30	26,873	28,224
	Home Depot Inc.	1.375%	3/15/31	17,854	16,831
	Home Depot Inc.	1.875%	9/15/31	8,087	7,956
	Home Depot Inc.	5.875%	12/16/36	33,782	47,830
	Home Depot Inc.	3.300%	4/15/40	19,739	21,381
	Home Depot Inc.	5.400%	9/15/40	7,470	10,159
	Home Depot Inc.	5.950%	4/1/41	11,445	16,404
	Home Depot Inc.	4.200%	4/1/43	22,683	27,329

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.875%	2/15/44	13,326	17,552
	Home Depot Inc.	4.400%	3/15/45	12,086	15,072
	Home Depot Inc.	4.250%	4/1/46	13,318	16,373
	Home Depot Inc.	3.900%	6/15/47	14,423	16,940
	Home Depot Inc.	4.500%	12/6/48	9,490	12,303
	Home Depot Inc.	3.125%	12/15/49	24,445	25,768
	Home Depot Inc.	3.350%	4/15/50	21,447	23,446
	Home Depot Inc.	2.375%	3/15/51	16,900	15,573
	Home Depot Inc.	2.750%	9/15/51	9,800	9,729
	Home Depot Inc.	3.500%	9/15/56	13,630	15,386
	Hyatt Hotels Corp.	3.375%	7/15/23	5,211	5,337
	Hyatt Hotels Corp.	1.300%	10/1/23	3,035	3,036
	Hyatt Hotels Corp.	1.800%	10/1/24	2,045	2,047
	Hyatt Hotels Corp.	4.850%	3/15/26	5,202	5,664
	Hyatt Hotels Corp.	4.375%	9/15/28	8,794	9,495
	Hyatt Hotels Corp.	5.750%	4/23/30	9,459	11,303
	JD.com Inc.	3.875%	4/29/26	6,620	7,075
	JD.com Inc.	3.375%	1/14/30	9,626	10,046
	JD.com Inc.	4.125%	1/14/50	4,840	5,140
[3]	Johns Hopkins University	4.083%	7/1/53	4,519	5,976
[3]	Johns Hopkins University	2.813%	1/1/60	5,300	5,395
	Kohl's Corp.	3.375%	5/1/31	7,892	8,034
	Kohl's Corp.	5.550%	7/17/45	8,566	9,921
	Las Vegas Sands Corp.	3.200%	8/8/24	23,838	24,224
	Las Vegas Sands Corp.	2.900%	6/25/25	9,175	9,186
	Las Vegas Sands Corp.	3.500%	8/18/26	8,414	8,517
	Las Vegas Sands Corp.	3.900%	8/8/29	8,118	8,165
	Lear Corp.	3.800%	9/15/27	1,351	1,473
	Lear Corp.	4.250%	5/15/29	9,779	10,809
	Lear Corp.	3.500%	5/30/30	5,405	5,755
	Lear Corp.	2.600%	1/15/32	3,000	2,955
	Lear Corp.	5.250%	5/15/49	9,330	11,797
	Lear Corp.	3.550%	1/15/52	1,000	989
	Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,843
	Leggett & Platt Inc.	3.500%	11/15/27	14,485	15,459
	Leggett & Platt Inc.	4.400%	3/15/29	5,400	6,042
	Leggett & Platt Inc.	3.500%	11/15/51	8,000	8,043
	Leland Stanford Junior University	1.289%	6/1/27	2,945	2,911
	Leland Stanford Junior University	3.647%	5/1/48	14,091	17,048
	Leland Stanford Junior University	2.413%	6/1/50	2,421	2,358
	Lennar Corp.	4.875%	12/15/23	3,480	3,696
	Lennar Corp.	4.500%	4/30/24	21,083	22,416
	Lennar Corp.	4.750%	5/30/25	8,850	9,636
	Lennar Corp.	5.250%	6/1/26	17,682	19,881
	Lennar Corp.	4.750%	11/29/27	16,732	18,962
	Lowe's Cos. Inc.	3.875%	9/15/23	14,801	15,440
	Lowe's Cos. Inc.	3.125%	9/15/24	9,724	10,188
	Lowe's Cos. Inc.	4.000%	4/15/25	4,753	5,151
	Lowe's Cos. Inc.	3.375%	9/15/25	17,098	18,237
	Lowe's Cos. Inc.	2.500%	4/15/26	19,499	20,311
	Lowe's Cos. Inc.	3.100%	5/3/27	14,615	15,598
	Lowe's Cos. Inc.	1.300%	4/15/28	8,869	8,507
	Lowe's Cos. Inc.	1.700%	9/15/28	3,950	3,870
	Lowe's Cos. Inc.	6.500%	3/15/29	1,415	1,806
	Lowe's Cos. Inc.	3.650%	4/5/29	27,276	29,894

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	4.500%	4/15/30	14,105	16,375
	Lowe's Cos. Inc.	1.700%	10/15/30	16,258	15,445
	Lowe's Cos. Inc.	2.625%	4/1/31	39,875	40,805
	Lowe's Cos. Inc.	5.000%	4/15/40	8,383	10,538
	Lowe's Cos. Inc.	2.800%	9/15/41	4,755	4,647
	Lowe's Cos. Inc.	4.250%	9/15/44	1,119	1,269
	Lowe's Cos. Inc.	3.700%	4/15/46	16,978	18,603
	Lowe's Cos. Inc.	4.050%	5/3/47	20,522	23,694
	Lowe's Cos. Inc.	4.550%	4/5/49	14,425	18,127
	Lowe's Cos. Inc.	5.125%	4/15/50	6,100	8,281
	Lowe's Cos. Inc.	3.000%	10/15/50	18,217	17,992
	Lowe's Cos. Inc.	3.500%	4/1/51	6,300	6,788
	Magna International Inc.	3.625%	6/15/24	17,852	18,801
	Magna International Inc.	4.150%	10/1/25	3,914	4,255
	Magna International Inc.	2.450%	6/15/30	5,125	5,198
	Marriott International Inc.	2.125%	10/3/22	5,805	5,856
	Marriott International Inc.	3.750%	3/15/25	8,621	9,101
[3]	Marriott International Inc.	5.750%	5/1/25	448	505
	Marriott International Inc.	3.750%	10/1/25	6,926	7,348
[3]	Marriott International Inc.	3.125%	6/15/26	24,907	26,002
[3]	Marriott International Inc.	4.000%	4/15/28	10,437	11,318
[3]	Marriott International Inc.	4.650%	12/1/28	3,800	4,264
[3]	Marriott International Inc.	4.625%	6/15/30	10,764	12,162
[3]	Marriott International Inc.	2.850%	4/15/31	18,333	18,289
[3]	Marriott International Inc.	3.500%	10/15/32	12,357	12,947
	Masco Corp.	3.500%	11/15/27	7,352	7,900
	Masco Corp.	1.500%	2/15/28	8,005	7,753
	Masco Corp.	2.000%	10/1/30	4,081	3,912
	Masco Corp.	2.000%	2/15/31	5,128	4,927
	Masco Corp.	4.500%	5/15/47	9,435	11,384
	Masco Corp.	3.125%	2/15/51	2,824	2,821
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	7,875	9,585
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	4,600	5,066
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	300	287
	Massachusetts Institute of Technology	5.600%	7/1/11	10,421	18,450
	Massachusetts Institute of Technology	4.678%	7/1/14	10,846	16,204
	Massachusetts Institute of Technology	3.885%	7/1/16	6,240	7,822
[3]	McDonald's Corp.	3.350%	4/1/23	16,158	16,638
[3]	McDonald's Corp.	3.250%	6/10/24	3,260	3,427
[3]	McDonald's Corp.	3.375%	5/26/25	12,138	12,902
[3]	McDonald's Corp.	3.300%	7/1/25	6,478	6,875
[3]	McDonald's Corp.	1.450%	9/1/25	1,194	1,204
[3]	McDonald's Corp.	3.700%	1/30/26	19,737	21,333
[3]	McDonald's Corp.	3.500%	3/1/27	13,520	14,646
[3]	McDonald's Corp.	3.500%	7/1/27	7,790	8,463
[3]	McDonald's Corp.	3.800%	4/1/28	25,900	28,467
[3]	McDonald's Corp.	2.625%	9/1/29	16,739	17,249
[3]	McDonald's Corp.	2.125%	3/1/30	8,137	8,118
[3]	McDonald's Corp.	3.600%	7/1/30	13,595	15,034
[3]	McDonald's Corp.	4.700%	12/9/35	14,165	17,336
[3]	McDonald's Corp.	6.300%	10/15/37	5,791	8,180
[3]	McDonald's Corp.	6.300%	3/1/38	11,574	16,493
[3]	McDonald's Corp.	5.700%	2/1/39	13,750	18,733
[3]	McDonald's Corp.	4.875%	7/15/40	1,126	1,415
[3]	McDonald's Corp.	3.700%	2/15/42	8,059	8,934

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	McDonald's Corp.	3.625%	5/1/43	5,454	5,927
[3]	McDonald's Corp.	4.600%	5/26/45	7,247	8,963
[3]	McDonald's Corp.	4.875%	12/9/45	24,085	31,016
[3]	McDonald's Corp.	4.450%	3/1/47	13,063	15,965
[3]	McDonald's Corp.	4.450%	9/1/48	9,320	11,490
[3]	McDonald's Corp.	3.625%	9/1/49	23,605	26,103
[3]	McDonald's Corp.	4.200%	4/1/50	11,490	13,950
	MDC Holdings Inc.	6.000%	1/15/43	6,601	8,328
	Mohawk Industries Inc.	3.850%	2/1/23	10,965	11,230
	Mohawk Industries Inc.	3.625%	5/15/30	6,075	6,531
	NIKE Inc.	2.250%	5/1/23	6,435	6,555
	NIKE Inc.	2.400%	3/27/25	7,590	7,861
	NIKE Inc.	2.375%	11/1/26	13,728	14,373
	NIKE Inc.	2.750%	3/27/27	7,012	7,429
	NIKE Inc.	2.850%	3/27/30	14,883	15,816
	NIKE Inc.	3.250%	3/27/40	16,231	17,670
	NIKE Inc.	3.625%	5/1/43	3,698	4,220
	NIKE Inc.	3.875%	11/1/45	13,159	15,817
	NIKE Inc.	3.375%	11/1/46	12,870	14,292
	NIKE Inc.	3.375%	3/27/50	5,123	5,798
[3]	Northwestern University	4.643%	12/1/44	11,125	14,448
[3]	Northwestern University	2.640%	12/1/50	4,242	4,347
[3]	Northwestern University	3.662%	12/1/57	4,902	6,119
	NVR Inc.	3.000%	5/15/30	11,700	12,155
	O'Reilly Automotive Inc.	3.850%	6/15/23	7,425	7,678
	O'Reilly Automotive Inc.	3.550%	3/15/26	5,451	5,850
	O'Reilly Automotive Inc.	3.600%	9/1/27	20,694	22,464
	O'Reilly Automotive Inc.	4.350%	6/1/28	4,217	4,754
	O'Reilly Automotive Inc.	3.900%	6/1/29	6,300	6,954
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,833	6,593
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,150	3,938
	Owens Corning	4.200%	12/1/24	10,215	10,920
	Owens Corning	3.400%	8/15/26	5,350	5,665
	Owens Corning	3.950%	8/15/29	5,850	6,403
	Owens Corning	3.875%	6/1/30	5,000	5,463
	Owens Corning	7.000%	12/1/36	409	579
	Owens Corning	4.300%	7/15/47	9,000	10,342
	Owens Corning	4.400%	1/30/48	4,425	5,185
[7]	President & Fellows of Harvard College	6.500%	1/15/39	100	157
	President & Fellows of Harvard College	4.875%	10/15/40	6,100	8,311
	President & Fellows of Harvard College	3.150%	7/15/46	8,415	9,559
	President & Fellows of Harvard College	2.517%	10/15/50	9,345	9,421
	President & Fellows of Harvard College	3.300%	7/15/56	3,514	4,042
	PulteGroup Inc.	5.500%	3/1/26	7,650	8,704
	PulteGroup Inc.	5.000%	1/15/27	9,125	10,430
	PulteGroup Inc.	7.875%	6/15/32	250	357
	PulteGroup Inc.	6.375%	5/15/33	5,310	6,917
	PulteGroup Inc.	6.000%	2/15/35	5,232	6,745
	Ralph Lauren Corp.	3.750%	9/15/25	5,281	5,688
	Ralph Lauren Corp.	2.950%	6/15/30	11,367	11,854
[3]	Rockefeller Foundation	2.492%	10/1/50	14,850	14,665
	Ross Stores Inc.	4.600%	4/15/25	10,585	11,589
	Sands China Ltd.	5.125%	8/8/25	24,166	25,239
	Sands China Ltd.	3.800%	1/8/26	11,570	11,602
[7]	Sands China Ltd.	2.300%	3/8/27	4,865	4,581

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sands China Ltd.	5.400%	8/8/28	29,928	32,321
[7]	Sands China Ltd.	2.850%	3/8/29	3,500	3,285
	Sands China Ltd.	4.375%	6/18/30	12,866	13,130
[7]	Sands China Ltd.	3.250%	8/8/31	5,200	4,864
	Snap-on Inc.	3.250%	3/1/27	1,252	1,345
	Snap-on Inc.	4.100%	3/1/48	3,824	4,634
	Snap-on Inc.	3.100%	5/1/50	9,171	9,674
	Stanley Black & Decker Inc.	3.400%	3/1/26	9,176	9,784
	Stanley Black & Decker Inc.	4.250%	11/15/28	2,248	2,556
	Stanley Black & Decker Inc.	2.300%	3/15/30	21,473	21,711
	Stanley Black & Decker Inc.	5.200%	9/1/40	7,473	9,761
	Stanley Black & Decker Inc.	4.850%	11/15/48	5,950	7,956
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	7,431	7,623
	Starbucks Corp.	3.100%	3/1/23	16,803	17,229
	Starbucks Corp.	3.850%	10/1/23	9,492	9,907
	Starbucks Corp.	3.800%	8/15/25	27,841	30,077
	Starbucks Corp.	2.450%	6/15/26	17,535	18,208
	Starbucks Corp.	2.000%	3/12/27	3,293	3,328
	Starbucks Corp.	3.500%	3/1/28	5,043	5,462
	Starbucks Corp.	4.000%	11/15/28	8,425	9,427
	Starbucks Corp.	3.550%	8/15/29	2,065	2,257
	Starbucks Corp.	2.250%	3/12/30	9,059	9,051
	Starbucks Corp.	2.550%	11/15/30	16,719	17,063
	Starbucks Corp.	4.300%	6/15/45	4,489	5,281
	Starbucks Corp.	3.750%	12/1/47	14,950	16,445
	Starbucks Corp.	4.500%	11/15/48	15,283	18,912
	Starbucks Corp.	4.450%	8/15/49	6,323	7,791
	Starbucks Corp.	3.350%	3/12/50	6,320	6,591
	Starbucks Corp.	3.500%	11/15/50	16,490	17,774
	Steelcase Inc.	5.125%	1/18/29	6,073	6,890
	Stellantis NV	5.250%	4/15/23	16,953	17,813
	Tapestry Inc.	4.125%	7/15/27	2,458	2,659
	Tapestry Inc.	3.050%	3/15/32	3,300	3,313
	TJX Cos. Inc.	2.500%	5/15/23	10,440	10,634
	TJX Cos. Inc.	2.250%	9/15/26	20,923	21,636
	TJX Cos. Inc.	1.150%	5/15/28	6,900	6,650
	TJX Cos. Inc.	3.875%	4/15/30	8,100	9,093
	TJX Cos. Inc.	1.600%	5/15/31	7,737	7,398
	TJX Cos. Inc.	4.500%	4/15/50	1,085	1,458
	Toyota Motor Corp.	3.419%	7/20/23	15,450	16,072
	Toyota Motor Corp.	0.681%	3/25/24	14,530	14,403
	Toyota Motor Corp.	2.358%	7/2/24	8,760	9,036
	Toyota Motor Corp.	1.339%	3/25/26	13,400	13,320
	Toyota Motor Corp.	3.669%	7/20/28	5,014	5,554
	Toyota Motor Corp.	2.760%	7/2/29	7,600	7,962
[3]	Toyota Motor Credit Corp.	2.625%	1/10/23	9,905	10,104
[3]	Toyota Motor Credit Corp.	2.700%	1/11/23	10,041	10,258
[3]	Toyota Motor Credit Corp.	0.400%	4/6/23	13,525	13,474
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	10,092	10,055
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	17,877	18,041
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	3,344	3,492
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	6,527	6,693
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	13,655	13,536
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	13,033	13,552
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	11,107	10,946

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	0.625%	9/13/24	21,610	21,333
[3]	Toyota Motor Credit Corp.	2.000%	10/7/24	155	159
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	15,625	15,878
[3]	Toyota Motor Credit Corp.	3.000%	4/1/25	155	163
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	12,342	13,132
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	12,947	12,646
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	8,803	8,581
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	15,584	15,361
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	11,850	12,739
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	10,654	10,325
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	11,125	11,937
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,738	7,749
	Toyota Motor Credit Corp.	3.650%	1/8/29	8,711	9,704
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	13,413	13,481
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	8,025	8,798
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	8,125	7,852
	Toyota Motor Credit Corp.	1.900%	9/12/31	20,400	19,943
	Tractor Supply Co.	1.750%	11/1/30	8,496	7,983
[3]	Trustees of Boston College	3.129%	7/1/52	4,590	4,922
[3]	Trustees of Boston University	4.061%	10/1/48	5,029	6,161
	Trustees of Princeton University	5.700%	3/1/39	8,015	11,567
[3]	Trustees of Princeton University	2.516%	7/1/50	6,905	6,922
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,925	5,669
	Trustees of the University of Pennsylvania	4.674%	9/1/12	11,860	17,988
	Trustees of the University of Pennsylvania	3.610%	2/15/19	2,810	3,277
[3]	University of Chicago	2.761%	4/1/45	4,569	4,618
[3]	University of Chicago	2.547%	4/1/50	9,575	9,257
	University of Chicago	3.000%	10/1/52	2,945	3,096
[3]	University of Chicago	4.003%	10/1/53	7,145	9,007
[3]	University of Notre Dame du Lac	3.438%	2/15/45	12,334	14,344
[3]	University of Notre Dame du Lac	3.394%	2/15/48	5,573	6,495
[3]	University of Southern California	3.028%	10/1/39	8,125	8,593
[3]	University of Southern California	3.841%	10/1/47	13,625	16,030
	University of Southern California	2.805%	10/1/50	3,975	4,027
[3]	University of Southern California	2.945%	10/1/51	7,000	7,171
	University of Southern California	5.250%	10/1/11	3,863	6,382
[3]	University of Southern California	3.226%	10/1/20	1,355	1,388
	VF Corp.	2.400%	4/23/25	7,550	7,763
	VF Corp.	2.950%	4/23/30	13,226	13,727
	Whirlpool Corp.	4.000%	3/1/24	3,579	3,791
	Whirlpool Corp.	3.700%	5/1/25	3,788	4,060
	Whirlpool Corp.	4.750%	2/26/29	18,837	21,745
	Whirlpool Corp.	2.400%	5/15/31	2,450	2,455
	Whirlpool Corp.	4.500%	6/1/46	8,682	10,354
	Whirlpool Corp.	4.600%	5/15/50	7,630	9,437
[3]	William Marsh Rice University	3.574%	5/15/45	16,780	19,455
[3]	Yale University	0.873%	4/15/25	6,350	6,315
[3]	Yale University	1.482%	4/15/30	11,330	11,056
[3]	Yale University	2.402%	4/15/50	8,600	8,459
					5,523,070
Consumer Staples (1.9%)
	Ahold Finance USA LLC	6.875%	5/1/29	1,480	1,925
	Altria Group Inc.	4.000%	1/31/24	16,781	17,714
	Altria Group Inc.	3.800%	2/14/24	13,607	14,288
	Altria Group Inc.	2.350%	5/6/25	2,556	2,619

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	4.400%	2/14/26	20,405	22,408
	Altria Group Inc.	2.625%	9/16/26	9,760	10,092
	Altria Group Inc.	4.800%	2/14/29	21,391	24,158
	Altria Group Inc.	3.400%	5/6/30	4,964	5,155
	Altria Group Inc.	2.450%	2/4/32	22,149	21,026
	Altria Group Inc.	5.800%	2/14/39	25,052	30,159
	Altria Group Inc.	3.400%	2/4/41	20,500	18,902
	Altria Group Inc.	4.250%	8/9/42	10,799	10,971
	Altria Group Inc.	4.500%	5/2/43	10,367	10,811
	Altria Group Inc.	5.375%	1/31/44	29,468	34,074
	Altria Group Inc.	3.875%	9/16/46	18,119	17,562
	Altria Group Inc.	5.950%	2/14/49	29,730	37,236
	Altria Group Inc.	4.450%	5/6/50	3,110	3,237
	Altria Group Inc.	3.700%	2/4/51	9,690	9,035
	Altria Group Inc.	6.200%	2/14/59	3,735	4,876
	Altria Group Inc.	4.000%	2/4/61	18,950	18,175
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	40,639	43,838
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	77,728	93,890
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	139,075	176,163
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	8,458	9,112
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	20,401	24,491
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	18,412	20,513
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	22,792	27,566
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	35,343	44,445
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	41,488	46,128
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	79,215	92,234
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	44,827	49,117
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	4,408	5,307
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	2,167	2,839
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	23,304	27,239
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,599	10,734
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	13,238	17,359
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,319	3,757
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	5,041	5,928
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	18,612	23,358
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	22,737	24,719
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	44,578	54,558
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	23,807	28,493
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	34,203	47,307
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	6,909	8,533
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	29,471	37,103
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	17,799	25,767
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	14,530	18,127
	Archer-Daniels-Midland Co.	2.500%	8/11/26	15,268	15,920
	Archer-Daniels-Midland Co.	3.250%	3/27/30	13,550	14,715
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,472	4,605
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,153	2,888
	Archer-Daniels-Midland Co.	3.750%	9/15/47	5,890	6,987
	Archer-Daniels-Midland Co.	4.500%	3/15/49	7,215	9,494
	Archer-Daniels-Midland Co.	2.700%	9/15/51	7,950	7,986
	Avery Dennison Corp.	4.875%	12/6/28	5,805	6,771
	Avery Dennison Corp.	2.650%	4/30/30	13,619	13,799
	BAT Capital Corp.	3.222%	8/15/24	31,721	32,994
	BAT Capital Corp.	2.789%	9/6/24	14,990	15,447
	BAT Capital Corp.	3.215%	9/6/26	25,591	26,639

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	4.700%	4/2/27	12,257	13,506
	BAT Capital Corp.	3.557%	8/15/27	31,412	32,973
	BAT Capital Corp.	2.259%	3/25/28	25,335	24,715
	BAT Capital Corp.	3.462%	9/6/29	9,470	9,812
	BAT Capital Corp.	4.906%	4/2/30	17,123	19,263
	BAT Capital Corp.	2.726%	3/25/31	13,985	13,583
	BAT Capital Corp.	4.390%	8/15/37	27,402	28,916
	BAT Capital Corp.	3.734%	9/25/40	12,150	11,663
	BAT Capital Corp.	4.540%	8/15/47	9,984	10,438
	BAT Capital Corp.	4.758%	9/6/49	10,876	11,648
	BAT Capital Corp.	5.282%	4/2/50	16,031	18,195
	BAT Capital Corp.	3.984%	9/25/50	12,575	12,161
	BAT International Finance plc	1.668%	3/25/26	25,150	24,717
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,077
[3]	Bestfoods	7.250%	12/15/26	750	946
	Brown-Forman Corp.	3.500%	4/15/25	4,978	5,304
	Brown-Forman Corp.	4.500%	7/15/45	5,888	7,483
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	9,439	10,035
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,678	4,672
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	12,202	12,886
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,331	7,979
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	11,767	11,946
	Campbell Soup Co.	3.650%	3/15/23	4,094	4,220
	Campbell Soup Co.	3.950%	3/15/25	14,781	15,819
	Campbell Soup Co.	3.300%	3/19/25	7,386	7,790
	Campbell Soup Co.	4.150%	3/15/28	11,740	13,038
	Campbell Soup Co.	2.375%	4/24/30	6,564	6,524
	Campbell Soup Co.	3.125%	4/24/50	7,386	7,261
	Church & Dwight Co. Inc.	3.150%	8/1/27	6,900	7,329
	Church & Dwight Co. Inc.	3.950%	8/1/47	4,596	5,431
	Clorox Co.	3.500%	12/15/24	8,475	9,029
	Clorox Co.	3.100%	10/1/27	7,162	7,622
	Clorox Co.	3.900%	5/15/28	6,400	7,165
	Clorox Co.	1.800%	5/15/30	6,950	6,742
	Coca-Cola Co.	1.750%	9/6/24	14,408	14,693
	Coca-Cola Co.	3.375%	3/25/27	9,731	10,584
	Coca-Cola Co.	2.900%	5/25/27	3,338	3,562
	Coca-Cola Co.	1.450%	6/1/27	11,583	11,527
	Coca-Cola Co.	1.500%	3/5/28	4,500	4,437
	Coca-Cola Co.	1.000%	3/15/28	13,350	12,837
	Coca-Cola Co.	2.125%	9/6/29	8,018	8,145
	Coca-Cola Co.	3.450%	3/25/30	14,135	15,648
	Coca-Cola Co.	1.650%	6/1/30	25,012	24,233
	Coca-Cola Co.	2.000%	3/5/31	5,275	5,259
	Coca-Cola Co.	1.375%	3/15/31	13,740	12,965
	Coca-Cola Co.	2.250%	1/5/32	9,522	9,673
	Coca-Cola Co.	4.125%	3/25/40	1,670	1,985
	Coca-Cola Co.	2.500%	6/1/40	22,436	22,551
	Coca-Cola Co.	2.875%	5/5/41	16,610	17,240
	Coca-Cola Co.	4.200%	3/25/50	10,950	13,923
	Coca-Cola Co.	2.600%	6/1/50	14,626	14,384
	Coca-Cola Co.	3.000%	3/5/51	6,200	6,578
	Coca-Cola Co.	2.500%	3/15/51	44,853	43,156
	Coca-Cola Co.	2.750%	6/1/60	2,119	2,105
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,300	8,959

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	7,527	7,684
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	3,530	3,333
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	13,125	17,160
[3]	Colgate-Palmolive Co.	1.950%	2/1/23	5,475	5,549
[3]	Colgate-Palmolive Co.	2.100%	5/1/23	5,734	5,837
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	6,800	7,151
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	4,016	5,046
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	4,823	5,869
	Conagra Brands Inc.	3.200%	1/25/23	4,552	4,637
	Conagra Brands Inc.	0.500%	8/11/23	5,000	4,960
	Conagra Brands Inc.	4.300%	5/1/24	16,083	17,131
	Conagra Brands Inc.	4.600%	11/1/25	12,810	14,092
	Conagra Brands Inc.	1.375%	11/1/27	13,100	12,587
	Conagra Brands Inc.	7.000%	10/1/28	1,920	2,485
	Conagra Brands Inc.	4.850%	11/1/28	12,206	14,044
	Conagra Brands Inc.	8.250%	9/15/30	8,644	12,248
	Conagra Brands Inc.	5.300%	11/1/38	23,090	29,195
	Conagra Brands Inc.	5.400%	11/1/48	11,971	16,185
	Constellation Brands Inc.	3.200%	2/15/23	9,477	9,694
	Constellation Brands Inc.	4.250%	5/1/23	24,184	25,224
	Constellation Brands Inc.	4.750%	11/15/24	11,051	12,078
	Constellation Brands Inc.	4.400%	11/15/25	14,403	15,856
	Constellation Brands Inc.	4.750%	12/1/25	8,664	9,673
	Constellation Brands Inc.	3.700%	12/6/26	12,133	13,154
	Constellation Brands Inc.	3.500%	5/9/27	9,506	10,247
	Constellation Brands Inc.	3.600%	2/15/28	12,315	13,295
	Constellation Brands Inc.	4.650%	11/15/28	5,736	6,581
	Constellation Brands Inc.	3.150%	8/1/29	18,911	19,922
	Constellation Brands Inc.	2.875%	5/1/30	2,199	2,254
	Constellation Brands Inc.	2.250%	8/1/31	12,725	12,438
	Constellation Brands Inc.	4.500%	5/9/47	17,120	20,451
	Constellation Brands Inc.	4.100%	2/15/48	9,730	11,020
	Constellation Brands Inc.	5.250%	11/15/48	7,945	10,426
	Constellation Brands Inc.	3.750%	5/1/50	15,250	16,690
	Costco Wholesale Corp.	2.750%	5/18/24	17,986	18,693
	Costco Wholesale Corp.	3.000%	5/18/27	12,845	13,786
	Costco Wholesale Corp.	1.375%	6/20/27	48,130	47,783
	Costco Wholesale Corp.	1.600%	4/20/30	36,742	35,602
	Costco Wholesale Corp.	1.750%	4/20/32	23,558	22,819
	Delhaize America LLC	9.000%	4/15/31	3,805	5,727
	Diageo Capital plc	2.625%	4/29/23	12,500	12,761
	Diageo Capital plc	3.500%	9/18/23	520	541
	Diageo Capital plc	2.125%	10/24/24	14,745	15,115
	Diageo Capital plc	1.375%	9/29/25	9,215	9,198
	Diageo Capital plc	3.875%	5/18/28	3,610	4,037
	Diageo Capital plc	2.375%	10/24/29	13,775	14,067
	Diageo Capital plc	2.000%	4/29/30	16,223	16,027
	Diageo Capital plc	2.125%	4/29/32	16,022	15,900
	Diageo Capital plc	5.875%	9/30/36	3,803	5,327
	Diageo Capital plc	3.875%	4/29/43	6,516	7,652
	Diageo Investment Corp.	7.450%	4/15/35	2,650	4,059
	Diageo Investment Corp.	4.250%	5/11/42	5,927	7,246
	Dollar General Corp.	3.250%	4/15/23	5,749	5,893
	Dollar General Corp.	4.150%	11/1/25	11,750	12,781
	Dollar General Corp.	3.875%	4/15/27	10,062	11,029

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dollar General Corp.	4.125%	5/1/28	8,074	8,981
Dollar General Corp.	3.500%	4/3/30	14,939	16,165
Dollar General Corp.	4.125%	4/3/50	12,291	14,201
Dollar Tree Inc.	4.000%	5/15/25	19,527	20,987
Dollar Tree Inc.	4.200%	5/15/28	16,213	18,101
Dollar Tree Inc.	3.375%	12/1/51	3,500	3,527
Estee Lauder Cos. Inc.	2.000%	12/1/24	4,480	4,594
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,999	8,580
Estee Lauder Cos. Inc.	2.375%	12/1/29	11,090	11,355
Estee Lauder Cos. Inc.	2.600%	4/15/30	12,650	13,114
Estee Lauder Cos. Inc.	1.950%	3/15/31	10,342	10,204
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,212	4,584
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,673	7,112
Estee Lauder Cos. Inc.	4.150%	3/15/47	2,270	2,840
Estee Lauder Cos. Inc.	3.125%	12/1/49	2,042	2,231
Flowers Foods Inc.	3.500%	10/1/26	5,247	5,625
Flowers Foods Inc.	2.400%	3/15/31	6,790	6,691
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,490	1,526
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	6,875	8,141
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	30,894	32,445
General Mills Inc.	3.700%	10/17/23	12,553	13,138
General Mills Inc.	3.650%	2/15/24	7,401	7,755
General Mills Inc.	4.000%	4/17/25	1,377	1,481
General Mills Inc.	3.200%	2/10/27	13,470	14,324
General Mills Inc.	4.200%	4/17/28	20,566	22,954
General Mills Inc.	2.875%	4/15/30	17,082	17,811
General Mills Inc.	2.250%	10/14/31	6,700	6,628
General Mills Inc.	3.000%	2/1/51	19,544	19,575
Hershey Co.	3.375%	5/15/23	10,005	10,345
Hershey Co.	2.050%	11/15/24	1,800	1,847
Hershey Co.	3.200%	8/21/25	7,370	7,823
Hershey Co.	2.300%	8/15/26	9,858	10,226
Hershey Co.	2.450%	11/15/29	3,850	4,003
Hershey Co.	1.700%	6/1/30	5,318	5,204
Hershey Co.	3.375%	8/15/46	485	543
Hershey Co.	3.125%	11/15/49	3,176	3,427
Hershey Co.	2.650%	6/1/50	2,660	2,670
Hormel Foods Corp.	0.650%	6/3/24	7,950	7,890
Hormel Foods Corp.	1.700%	6/3/28	3,750	3,739
Hormel Foods Corp.	1.800%	6/11/30	12,668	12,424
Hormel Foods Corp.	3.050%	6/3/51	9,760	10,387
Ingredion Inc.	3.200%	10/1/26	5,485	5,824
Ingredion Inc.	2.900%	6/1/30	10,500	10,826
Ingredion Inc.	3.900%	6/1/50	5,725	6,521
J M Smucker Co.	3.500%	3/15/25	13,474	14,361
J M Smucker Co.	3.375%	12/15/27	12,900	13,891
J M Smucker Co.	2.375%	3/15/30	10,070	10,099
J M Smucker Co.	2.125%	3/15/32	8,150	7,895
J M Smucker Co.	4.250%	3/15/35	7,654	8,960
J M Smucker Co.	2.750%	9/15/41	4,640	4,489
J M Smucker Co.	4.375%	3/15/45	3,125	3,799
J M Smucker Co.	3.550%	3/15/50	4,867	5,253
Kellogg Co.	2.650%	12/1/23	10,583	10,911
Kellogg Co.	3.250%	4/1/26	10,018	10,628
Kellogg Co.	3.400%	11/15/27	11,100	11,964

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kellogg Co.	4.300%	5/15/28	5,750	6,504
	Kellogg Co.	2.100%	6/1/30	6,250	6,134
[3]	Kellogg Co.	7.450%	4/1/31	7,700	10,851
	Kellogg Co.	4.500%	4/1/46	7,850	9,711
	Keurig Dr Pepper Inc.	4.057%	5/25/23	9,284	9,676
	Keurig Dr Pepper Inc.	3.130%	12/15/23	6,560	6,807
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,570	5,532
	Keurig Dr Pepper Inc.	4.417%	5/25/25	18,636	20,311
	Keurig Dr Pepper Inc.	3.400%	11/15/25	8,165	8,666
	Keurig Dr Pepper Inc.	2.550%	9/15/26	8,884	9,170
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,397	9,007
	Keurig Dr Pepper Inc.	4.597%	5/25/28	24,739	28,169
	Keurig Dr Pepper Inc.	3.200%	5/1/30	23,050	24,393
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,963
	Keurig Dr Pepper Inc.	7.450%	5/1/38	678	1,170
	Keurig Dr Pepper Inc.	4.985%	5/25/38	4,035	4,987
	Keurig Dr Pepper Inc.	4.500%	11/15/45	4,029	4,799
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,826	4,542
	Keurig Dr Pepper Inc.	5.085%	5/25/48	928	1,213
	Keurig Dr Pepper Inc.	3.800%	5/1/50	9,465	10,477
	Keurig Dr Pepper Inc.	3.350%	3/15/51	5,155	5,366
	Kimberly-Clark Corp.	2.400%	6/1/23	5,913	6,054
	Kimberly-Clark Corp.	3.050%	8/15/25	4,680	4,968
	Kimberly-Clark Corp.	2.750%	2/15/26	9,377	9,915
	Kimberly-Clark Corp.	1.050%	9/15/27	4,040	3,916
	Kimberly-Clark Corp.	3.950%	11/1/28	4,300	4,863
	Kimberly-Clark Corp.	3.200%	4/25/29	6,913	7,458
	Kimberly-Clark Corp.	3.100%	3/26/30	9,644	10,407
	Kimberly-Clark Corp.	2.000%	11/2/31	10,000	9,970
	Kimberly-Clark Corp.	6.625%	8/1/37	3,058	4,623
	Kimberly-Clark Corp.	5.300%	3/1/41	10,559	14,372
	Kimberly-Clark Corp.	3.200%	7/30/46	6,290	6,880
	Kimberly-Clark Corp.	3.900%	5/4/47	4,405	5,289
	Kimberly-Clark Corp.	2.875%	2/7/50	4,776	4,922
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,419	3,330
	Kroger Co.	3.850%	8/1/23	7,942	8,252
	Kroger Co.	4.000%	2/1/24	6,136	6,456
	Kroger Co.	3.500%	2/1/26	13,501	14,466
	Kroger Co.	2.650%	10/15/26	15,143	15,746
	Kroger Co.	3.700%	8/1/27	5,476	5,968
[3]	Kroger Co.	7.700%	6/1/29	5,250	7,103
	Kroger Co.	8.000%	9/15/29	4,085	5,641
	Kroger Co.	2.200%	5/1/30	4,410	4,390
	Kroger Co.	1.700%	1/15/31	5,000	4,749
	Kroger Co.	7.500%	4/1/31	5,685	7,936
	Kroger Co.	6.900%	4/15/38	5,744	8,452
	Kroger Co.	5.400%	7/15/40	4,332	5,668
	Kroger Co.	5.000%	4/15/42	5,847	7,411
	Kroger Co.	5.150%	8/1/43	3,625	4,723
	Kroger Co.	3.875%	10/15/46	5,970	6,662
	Kroger Co.	4.450%	2/1/47	2,359	2,867
	Kroger Co.	4.650%	1/15/48	7,301	9,071
	Kroger Co.	3.950%	1/15/50	7,854	9,058
	McCormick & Co. Inc.	3.150%	8/15/24	10,783	11,265
	McCormick & Co. Inc.	0.900%	2/15/26	6,266	6,050

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
McCormick & Co. Inc.	3.400%	8/15/27	10,254	11,082
McCormick & Co. Inc.	2.500%	4/15/30	10,322	10,434
McCormick & Co. Inc.	1.850%	2/15/31	7,264	6,956
McCormick & Co. Inc.	4.200%	8/15/47	4,708	5,654
Mead Johnson Nutrition Co.	4.125%	11/15/25	12,040	13,152
Mead Johnson Nutrition Co.	5.900%	11/1/39	6,850	9,768
Mead Johnson Nutrition Co.	4.600%	6/1/44	13,586	17,526
Molson Coors Beverage Co.	3.000%	7/15/26	27,163	28,502
Molson Coors Beverage Co.	5.000%	5/1/42	15,834	19,092
Molson Coors Beverage Co.	4.200%	7/15/46	24,839	27,575
Mondelez International Inc.	1.500%	5/4/25	7,867	7,883
Mondelez International Inc.	2.750%	4/13/30	20,558	21,301
Mondelez International Inc.	1.500%	2/4/31	9,425	8,824
Mondelez International Inc.	1.875%	10/15/32	8,975	8,562
Mondelez International Inc.	2.625%	9/4/50	15,030	14,061
PepsiCo Inc.	2.750%	3/1/23	9,597	9,832
PepsiCo Inc.	0.750%	5/1/23	16,872	16,907
PepsiCo Inc.	3.600%	3/1/24	10,713	11,285
PepsiCo Inc.	2.250%	3/19/25	18,390	19,026
PepsiCo Inc.	2.750%	4/30/25	19,214	20,101
PepsiCo Inc.	3.500%	7/17/25	12,233	13,110
PepsiCo Inc.	2.850%	2/24/26	11,448	12,104
PepsiCo Inc.	2.375%	10/6/26	17,518	18,305
PepsiCo Inc.	2.625%	3/19/27	12,058	12,655
PepsiCo Inc.	3.000%	10/15/27	22,268	23,930
PepsiCo Inc.	2.625%	7/29/29	15,290	16,080
PepsiCo Inc.	2.750%	3/19/30	30,588	32,340
PepsiCo Inc.	1.625%	5/1/30	14,965	14,574
PepsiCo Inc.	1.400%	2/25/31	11,514	10,994
PepsiCo Inc.	1.950%	10/21/31	5,000	4,999
PepsiCo Inc.	3.500%	3/19/40	10,350	11,691
PepsiCo Inc.	2.625%	10/21/41	7,060	7,134
PepsiCo Inc.	4.000%	3/5/42	6,423	7,680
PepsiCo Inc.	3.600%	8/13/42	10,134	11,532
PepsiCo Inc.	4.250%	10/22/44	4,079	5,079
PepsiCo Inc.	4.450%	4/14/46	14,548	19,101
PepsiCo Inc.	3.450%	10/6/46	19,624	22,163
PepsiCo Inc.	4.000%	5/2/47	6,573	8,126
PepsiCo Inc.	3.375%	7/29/49	11,710	13,207
PepsiCo Inc.	2.875%	10/15/49	17,219	18,052
PepsiCo Inc.	3.625%	3/19/50	4,245	5,031
PepsiCo Inc.	2.750%	10/21/51	10,250	10,554
PepsiCo Inc.	3.875%	3/19/60	3,000	3,788
Philip Morris International Inc.	2.625%	3/6/23	10,110	10,326
Philip Morris International Inc.	1.125%	5/1/23	4,121	4,140
Philip Morris International Inc.	2.125%	5/10/23	9,315	9,456
Philip Morris International Inc.	3.600%	11/15/23	12,816	13,445
Philip Morris International Inc.	2.875%	5/1/24	17,605	18,309
Philip Morris International Inc.	3.250%	11/10/24	14,670	15,533
Philip Morris International Inc.	1.500%	5/1/25	5,921	5,941
Philip Morris International Inc.	3.375%	8/11/25	9,859	10,478
Philip Morris International Inc.	2.750%	2/25/26	17,941	18,709
Philip Morris International Inc.	0.875%	5/1/26	5,083	4,911
Philip Morris International Inc.	3.125%	8/17/27	2,393	2,553
Philip Morris International Inc.	3.125%	3/2/28	8,022	8,505

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	3.375%	8/15/29	9,353	10,090
	Philip Morris International Inc.	2.100%	5/1/30	13,525	13,279
	Philip Morris International Inc.	1.750%	11/1/30	2,950	2,811
	Philip Morris International Inc.	6.375%	5/16/38	13,515	19,045
	Philip Morris International Inc.	4.375%	11/15/41	13,532	15,448
	Philip Morris International Inc.	4.500%	3/20/42	15,356	17,785
	Philip Morris International Inc.	3.875%	8/21/42	8,845	9,542
	Philip Morris International Inc.	4.125%	3/4/43	13,935	15,419
	Philip Morris International Inc.	4.875%	11/15/43	12,092	14,687
	Philip Morris International Inc.	4.250%	11/10/44	8,222	9,386
	Procter & Gamble Co.	3.100%	8/15/23	15,772	16,388
	Procter & Gamble Co.	0.550%	10/29/25	6,110	5,966
	Procter & Gamble Co.	2.700%	2/2/26	17,125	18,103
	Procter & Gamble Co.	2.450%	11/3/26	12,705	13,325
	Procter & Gamble Co.	2.800%	3/25/27	17,063	18,098
	Procter & Gamble Co.	2.850%	8/11/27	6,333	6,769
	Procter & Gamble Co.	3.000%	3/25/30	23,592	25,632
	Procter & Gamble Co.	1.200%	10/29/30	19,570	18,520
	Procter & Gamble Co.	5.550%	3/5/37	1,820	2,599
	Procter & Gamble Co.	3.550%	3/25/40	11,596	13,533
	Procter & Gamble Co.	3.500%	10/25/47	9,182	11,064
	Procter & Gamble Co.	3.600%	3/25/50	7,039	8,758
	Reynolds American Inc.	4.450%	6/12/25	36,553	39,471
	Reynolds American Inc.	5.700%	8/15/35	11,928	14,168
	Reynolds American Inc.	7.250%	6/15/37	3,518	4,704
[3]	Reynolds American Inc.	8.125%	5/1/40	2,569	3,742
[3]	Reynolds American Inc.	7.000%	8/4/41	3,375	4,460
	Reynolds American Inc.	6.150%	9/15/43	12,139	14,970
	Reynolds American Inc.	5.850%	8/15/45	28,652	34,824
	Sysco Corp.	3.750%	10/1/25	8,802	9,438
	Sysco Corp.	3.300%	7/15/26	19,621	20,869
	Sysco Corp.	3.250%	7/15/27	21,572	22,925
	Sysco Corp.	2.400%	2/15/30	2,550	2,558
	Sysco Corp.	5.950%	4/1/30	10,598	13,247
	Sysco Corp.	2.450%	12/14/31	1,500	1,504
	Sysco Corp.	6.600%	4/1/40	13,547	19,738
	Sysco Corp.	4.850%	10/1/45	8,210	10,039
	Sysco Corp.	4.500%	4/1/46	9,084	10,610
	Sysco Corp.	4.450%	3/15/48	8,076	9,501
	Sysco Corp.	3.300%	2/15/50	7,125	7,226
	Sysco Corp.	6.600%	4/1/50	16,351	25,532
	Sysco Corp.	3.150%	12/14/51	8,000	7,885
	Target Corp.	3.500%	7/1/24	13,028	13,800
	Target Corp.	2.250%	4/15/25	13,450	13,878
	Target Corp.	2.500%	4/15/26	11,225	11,771
	Target Corp.	3.375%	4/15/29	16,638	18,304
	Target Corp.	2.350%	2/15/30	8,907	9,151
	Target Corp.	2.650%	9/15/30	11,293	11,860
	Target Corp.	6.500%	10/15/37	5,687	8,524
	Target Corp.	7.000%	1/15/38	7,852	12,375
	Target Corp.	4.000%	7/1/42	10,790	13,199
	Target Corp.	3.625%	4/15/46	8,670	10,204
	Target Corp.	3.900%	11/15/47	725	897
	Tyson Foods Inc.	3.900%	9/28/23	1,580	1,652
	Tyson Foods Inc.	3.950%	8/15/24	21,524	22,894

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	4.000%	3/1/26	13,796	14,968
	Tyson Foods Inc.	3.550%	6/2/27	15,942	17,172
	Tyson Foods Inc.	4.350%	3/1/29	17,119	19,367
	Tyson Foods Inc.	4.875%	8/15/34	9,451	11,501
	Tyson Foods Inc.	5.150%	8/15/44	14,412	18,728
	Tyson Foods Inc.	4.550%	6/2/47	1,620	2,008
	Tyson Foods Inc.	5.100%	9/28/48	7,994	10,754
	Unilever Capital Corp.	0.375%	9/14/23	3,485	3,463
	Unilever Capital Corp.	3.250%	3/7/24	16,450	17,221
	Unilever Capital Corp.	2.600%	5/5/24	25,413	26,288
	Unilever Capital Corp.	0.626%	8/12/24	3,000	2,981
	Unilever Capital Corp.	3.375%	3/22/25	266	283
	Unilever Capital Corp.	3.100%	7/30/25	9,891	10,489
	Unilever Capital Corp.	2.000%	7/28/26	11,245	11,509
	Unilever Capital Corp.	2.900%	5/5/27	6,650	7,056
	Unilever Capital Corp.	3.500%	3/22/28	8,325	9,110
	Unilever Capital Corp.	2.125%	9/6/29	19,790	19,960
	Unilever Capital Corp.	1.375%	9/14/30	4,812	4,554
	Unilever Capital Corp.	1.750%	8/12/31	7,190	6,991
	Unilever Capital Corp.	5.900%	11/15/32	8,975	12,068
[3]	Unilever Capital Corp.	2.625%	8/12/51	11,975	11,866
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	12,953	13,793
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	28,295	30,133
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	2,840	3,009
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	6,204	7,483
	Walmart Inc.	2.350%	12/15/22	28,637	29,112
	Walmart Inc.	2.550%	4/11/23	22,173	22,662
	Walmart Inc.	3.400%	6/26/23	14,877	15,485
	Walmart Inc.	3.300%	4/22/24	26,298	27,588
	Walmart Inc.	2.850%	7/8/24	8,894	9,304
	Walmart Inc.	2.650%	12/15/24	22,381	23,435
	Walmart Inc.	3.550%	6/26/25	31,512	34,001
	Walmart Inc.	3.050%	7/8/26	27,534	29,520
	Walmart Inc.	1.050%	9/17/26	6,000	5,943
	Walmart Inc.	3.700%	6/26/28	31,741	35,586
	Walmart Inc.	1.500%	9/22/28	1,942	1,931
	Walmart Inc.	3.250%	7/8/29	20,280	22,354
	Walmart Inc.	2.375%	9/24/29	12,080	12,570
	Walmart Inc.	1.800%	9/22/31	6,000	5,942
	Walmart Inc.	5.250%	9/1/35	12,700	17,286
	Walmart Inc.	6.200%	4/15/38	15,844	24,124
	Walmart Inc.	3.950%	6/28/38	13,969	16,805
	Walmart Inc.	5.625%	4/1/40	4,360	6,254
	Walmart Inc.	5.000%	10/25/40	4,065	5,493
	Walmart Inc.	5.625%	4/15/41	2,745	3,991
	Walmart Inc.	2.500%	9/22/41	1,990	2,010
	Walmart Inc.	4.000%	4/11/43	20,657	25,257
	Walmart Inc.	4.300%	4/22/44	5,450	6,877
	Walmart Inc.	3.625%	12/15/47	9,159	10,866
	Walmart Inc.	4.050%	6/29/48	15,779	20,046
	Walmart Inc.	2.950%	9/24/49	18,605	19,961
					5,879,215
Energy (2.2%)
	Baker Hughes Holdings LLC	2.773%	12/15/22	15,918	16,232
	Baker Hughes Holdings LLC	1.231%	12/15/23	4,730	4,751

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC	2.061%	12/15/26	5,840	5,897
	Baker Hughes Holdings LLC	3.337%	12/15/27	18,890	20,152
	Baker Hughes Holdings LLC	3.138%	11/7/29	6,255	6,608
	Baker Hughes Holdings LLC	4.486%	5/1/30	8,864	10,207
	Baker Hughes Holdings LLC	5.125%	9/15/40	15,164	19,020
	Baker Hughes Holdings LLC	4.080%	12/15/47	19,450	22,175
	Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,487
	Boardwalk Pipelines LP	4.950%	12/15/24	8,524	9,238
	Boardwalk Pipelines LP	5.950%	6/1/26	15,483	17,761
	Boardwalk Pipelines LP	4.450%	7/15/27	5,837	6,401
[3]	BP Capital Markets America Inc.	2.750%	5/10/23	11,099	11,380
	BP Capital Markets America Inc.	3.790%	2/6/24	7,159	7,556
	BP Capital Markets America Inc.	3.194%	4/6/25	8,326	8,777
	BP Capital Markets America Inc.	3.796%	9/21/25	20,476	22,082
	BP Capital Markets America Inc.	3.410%	2/11/26	15,424	16,499
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	20,360	21,553
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	9,404	9,931
	BP Capital Markets America Inc.	3.543%	4/6/27	5,359	5,800
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	6,424	6,951
	BP Capital Markets America Inc.	3.937%	9/21/28	15,157	16,824
	BP Capital Markets America Inc.	4.234%	11/6/28	17,910	20,297
	BP Capital Markets America Inc.	3.633%	4/6/30	24,351	26,857
	BP Capital Markets America Inc.	1.749%	8/10/30	7,050	6,791
	BP Capital Markets America Inc.	3.060%	6/17/41	19,195	19,410
	BP Capital Markets America Inc.	3.000%	2/24/50	31,206	30,738
	BP Capital Markets America Inc.	2.772%	11/10/50	26,469	24,914
	BP Capital Markets America Inc.	2.939%	6/4/51	11,300	10,916
	BP Capital Markets America Inc.	3.001%	3/17/52	16,700	16,372
	BP Capital Markets America Inc.	3.379%	2/8/61	24,720	25,514
	BP Capital Markets plc	2.750%	5/10/23	1,000	1,025
	BP Capital Markets plc	3.994%	9/26/23	7,925	8,343
	BP Capital Markets plc	3.814%	2/10/24	9,031	9,530
	BP Capital Markets plc	3.535%	11/4/24	25,576	27,225
	BP Capital Markets plc	3.506%	3/17/25	21,644	23,060
	BP Capital Markets plc	3.279%	9/19/27	27,921	30,030
	BP Capital Markets plc	3.723%	11/28/28	16,184	17,811
	Burlington Resources LLC	7.200%	8/15/31	3,530	4,968
	Burlington Resources LLC	7.400%	12/1/31	5,765	8,265
	Burlington Resources LLC	5.950%	10/15/36	8,675	11,746
	Canadian Natural Resources Ltd.	2.950%	1/15/23	16,423	16,727
	Canadian Natural Resources Ltd.	3.800%	4/15/24	7,648	8,020
	Canadian Natural Resources Ltd.	3.900%	2/1/25	460	490
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,498	5,556
	Canadian Natural Resources Ltd.	3.850%	6/1/27	22,428	24,114
	Canadian Natural Resources Ltd.	2.950%	7/15/30	8,200	8,380
	Canadian Natural Resources Ltd.	7.200%	1/15/32	6,083	8,107
	Canadian Natural Resources Ltd.	6.450%	6/30/33	7,731	9,977
	Canadian Natural Resources Ltd.	5.850%	2/1/35	4,478	5,599
	Canadian Natural Resources Ltd.	6.500%	2/15/37	15,853	20,896
	Canadian Natural Resources Ltd.	6.250%	3/15/38	15,399	20,271
	Canadian Natural Resources Ltd.	6.750%	2/1/39	5,809	8,039
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,746	9,601
	Cenovus Energy Inc.	5.375%	7/15/25	9,571	10,585
	Cenovus Energy Inc.	4.250%	4/15/27	13,002	14,189
	Cenovus Energy Inc.	4.400%	4/15/29	9,259	10,247

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	2.650%	1/15/32	8,530	8,354
	Cenovus Energy Inc.	5.250%	6/15/37	9,091	10,777
	Cenovus Energy Inc.	6.800%	9/15/37	4,966	6,735
	Cenovus Energy Inc.	6.750%	11/15/39	24,431	33,204
	Cenovus Energy Inc.	5.400%	6/15/47	14,208	17,684
	Cenovus Energy Inc.	3.750%	2/15/52	10,000	10,075
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	12,362	13,683
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	14,356	15,932
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	28,242	31,915
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	20,045	21,452
[7]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	10,985	10,747
	Chevron Corp.	2.355%	12/5/22	25,283	25,601
	Chevron Corp.	1.141%	5/11/23	17,375	17,487
	Chevron Corp.	2.566%	5/16/23	6,015	6,146
	Chevron Corp.	3.191%	6/24/23	25,659	26,474
	Chevron Corp.	2.895%	3/3/24	12,160	12,654
	Chevron Corp.	1.554%	5/11/25	31,333	31,644
	Chevron Corp.	3.326%	11/17/25	9,431	10,092
	Chevron Corp.	2.954%	5/16/26	23,992	25,435
	Chevron Corp.	1.995%	5/11/27	8,129	8,269
	Chevron Corp.	2.236%	5/11/30	22,258	22,592
	Chevron Corp.	3.078%	5/11/50	13,470	14,313
	Chevron USA Inc.	0.426%	8/11/23	3,860	3,850
	Chevron USA Inc.	3.900%	11/15/24	7,440	7,981
	Chevron USA Inc.	0.687%	8/12/25	7,675	7,522
	Chevron USA Inc.	1.018%	8/12/27	11,025	10,640
	Chevron USA Inc.	3.850%	1/15/28	9,910	11,011
	Chevron USA Inc.	3.250%	10/15/29	11,000	11,937
	Chevron USA Inc.	5.250%	11/15/43	15,399	21,159
	Chevron USA Inc.	5.050%	11/15/44	10,765	14,183
	Chevron USA Inc.	2.343%	8/12/50	10,089	9,317
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	2,325	2,379
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	8,700	9,509
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	9,300	8,717
	CNOOC Finance 2014 ULC	4.250%	4/30/24	2,600	2,763
	CNOOC Finance 2014 ULC	4.875%	4/30/44	6,500	7,686
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	2,000	2,065
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	11,446	12,819
	CNOOC Petroleum North America ULC	7.875%	3/15/32	11,000	15,448
	CNOOC Petroleum North America ULC	5.875%	3/10/35	5,475	6,768
	CNOOC Petroleum North America ULC	6.400%	5/15/37	12,852	16,966
	CNOOC Petroleum North America ULC	7.500%	7/30/39	5,100	7,603
	Columbia Pipeline Group Inc.	4.500%	6/1/25	18,669	20,372
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,138	8,141
	Conoco Funding Co.	7.250%	10/15/31	2,773	3,914
[7]	ConocoPhillips	3.750%	10/1/27	20,595	22,540
[7]	ConocoPhillips	4.300%	8/15/28	29,170	32,829
[7]	ConocoPhillips	2.400%	2/15/31	6,630	6,668
	ConocoPhillips	5.900%	10/15/32	9,606	12,585
	ConocoPhillips	5.900%	5/15/38	10,260	14,107
	ConocoPhillips	6.500%	2/1/39	31,121	45,300
[7]	ConocoPhillips	4.875%	10/1/47	14,912	19,688
	ConocoPhillips Co.	3.350%	11/15/24	3,123	3,289
	ConocoPhillips Co.	4.950%	3/15/26	18,053	20,407
	ConocoPhillips Co.	6.950%	4/15/29	20,284	26,683

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ConocoPhillips Co.	4.300%	11/15/44	14,712	17,718
	Continental Resources Inc.	3.800%	6/1/24	2,500	2,610
	Continental Resources Inc.	4.375%	1/15/28	8,200	8,874
	Continental Resources Inc.	4.900%	6/1/44	4,500	5,013
[7]	Coterra Energy Inc.	4.375%	6/1/24	11,297	11,963
[7]	Coterra Energy Inc.	3.900%	5/15/27	15,371	16,559
[7]	Coterra Energy Inc.	4.375%	3/15/29	2,861	3,215
	Devon Energy Corp.	5.250%	9/15/24	6,750	7,295
	Devon Energy Corp.	5.850%	12/15/25	6,251	7,152
	Devon Energy Corp.	5.250%	10/15/27	5,750	6,056
	Devon Energy Corp.	5.875%	6/15/28	5,284	5,730
	Devon Energy Corp.	4.500%	1/15/30	7,607	8,165
	Devon Energy Corp.	7.875%	9/30/31	7,787	11,015
	Devon Energy Corp.	7.950%	4/15/32	5,780	8,121
	Devon Energy Corp.	5.600%	7/15/41	15,605	19,645
	Devon Energy Corp.	4.750%	5/15/42	11,426	13,221
	Devon Energy Corp.	5.000%	6/15/45	10,638	12,931
	Diamondback Energy Inc.	2.875%	12/1/24	4,330	4,495
	Diamondback Energy Inc.	4.750%	5/31/25	8,000	8,765
	Diamondback Energy Inc.	3.250%	12/1/26	14,096	14,880
	Diamondback Energy Inc.	3.500%	12/1/29	16,689	17,689
	Diamondback Energy Inc.	3.125%	3/24/31	14,215	14,657
	Diamondback Energy Inc.	4.400%	3/24/51	6,375	7,317
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	2,631	2,781
[7]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,100	4,216
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	6,535	7,994
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,163	6,134
[7]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	200	221
	Enbridge Energy Partners LP	5.875%	10/15/25	9,161	10,449
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	10,010	15,030
	Enbridge Energy Partners LP	5.500%	9/15/40	4,365	5,600
	Enbridge Energy Partners LP	7.375%	10/15/45	11,306	17,629
	Enbridge Inc.	4.000%	10/1/23	3,471	3,625
	Enbridge Inc.	0.550%	10/4/23	1,187	1,179
	Enbridge Inc.	2.500%	1/15/25	7,543	7,766
	Enbridge Inc.	1.600%	10/4/26	1,850	1,826
	Enbridge Inc.	4.250%	12/1/26	13,734	15,152
	Enbridge Inc.	3.700%	7/15/27	12,127	13,103
	Enbridge Inc.	3.125%	11/15/29	12,498	13,115
	Enbridge Inc.	2.500%	8/1/33	12,105	11,909
	Enbridge Inc.	4.500%	6/10/44	7,285	8,524
	Enbridge Inc.	4.000%	11/15/49	6,430	7,226
	Enbridge Inc.	3.400%	8/1/51	13,028	13,287
	Energy Transfer LP	3.450%	1/15/23	7,840	7,980
	Energy Transfer LP	3.600%	2/1/23	21,752	22,200
[3]	Energy Transfer LP	4.250%	3/15/23	23,301	23,971
[3]	Energy Transfer LP	4.200%	9/15/23	7,670	8,009
	Energy Transfer LP	4.500%	11/1/23	7,775	8,156
	Energy Transfer LP	4.900%	2/1/24	2,129	2,256
	Energy Transfer LP	4.250%	4/1/24	7,893	8,300
	Energy Transfer LP	4.500%	4/15/24	1,400	1,486
	Energy Transfer LP	3.900%	5/15/24	14,121	14,755
	Energy Transfer LP	4.050%	3/15/25	15,025	15,918
	Energy Transfer LP	2.900%	5/15/25	10,834	11,195
	Energy Transfer LP	5.950%	12/1/25	6,660	7,588

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.750%	1/15/26	14,875	16,269
	Energy Transfer LP	3.900%	7/15/26	7,679	8,275
	Energy Transfer LP	4.400%	3/15/27	12,640	13,660
	Energy Transfer LP	4.200%	4/15/27	8,020	8,684
[3]	Energy Transfer LP	5.500%	6/1/27	13,997	15,998
	Energy Transfer LP	4.000%	10/1/27	11,060	11,883
	Energy Transfer LP	4.950%	5/15/28	20,060	22,309
	Energy Transfer LP	4.950%	6/15/28	14,175	15,984
	Energy Transfer LP	5.250%	4/15/29	16,408	18,851
	Energy Transfer LP	3.750%	5/15/30	13,735	14,598
	Energy Transfer LP	4.900%	3/15/35	5,828	6,610
	Energy Transfer LP	6.625%	10/15/36	5,810	7,413
[3]	Energy Transfer LP	5.800%	6/15/38	9,725	11,815
	Energy Transfer LP	7.500%	7/1/38	6,482	8,948
	Energy Transfer LP	6.050%	6/1/41	8,690	10,664
	Energy Transfer LP	6.500%	2/1/42	12,275	15,762
	Energy Transfer LP	6.100%	2/15/42	10,733	13,153
	Energy Transfer LP	4.950%	1/15/43	1,150	1,257
	Energy Transfer LP	5.150%	2/1/43	2,669	2,960
	Energy Transfer LP	5.950%	10/1/43	5,388	6,546
	Energy Transfer LP	5.300%	4/1/44	7,978	9,136
	Energy Transfer LP	5.000%	5/15/44	1,448	1,570
	Energy Transfer LP	5.150%	3/15/45	5,403	6,131
	Energy Transfer LP	5.350%	5/15/45	18,247	21,087
	Energy Transfer LP	6.125%	12/15/45	18,683	23,323
	Energy Transfer LP	5.300%	4/15/47	10,805	12,451
	Energy Transfer LP	5.400%	10/1/47	13,302	15,689
	Energy Transfer LP	6.000%	6/15/48	16,865	21,092
	Energy Transfer LP	6.250%	4/15/49	20,450	26,743
	Energy Transfer LP	5.000%	5/15/50	26,889	30,961
	Enterprise Products Operating LLC	3.350%	3/15/23	26,769	27,416
	Enterprise Products Operating LLC	3.900%	2/15/24	11,000	11,563
	Enterprise Products Operating LLC	3.750%	2/15/25	21,659	23,062
	Enterprise Products Operating LLC	3.700%	2/15/26	5,356	5,754
	Enterprise Products Operating LLC	3.950%	2/15/27	3,872	4,234
	Enterprise Products Operating LLC	3.125%	7/31/29	30,798	32,716
	Enterprise Products Operating LLC	2.800%	1/31/30	16,523	17,232
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	6,263	8,479
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	2,460	3,341
	Enterprise Products Operating LLC	7.550%	4/15/38	3,994	5,922
	Enterprise Products Operating LLC	6.125%	10/15/39	7,798	10,612
	Enterprise Products Operating LLC	5.950%	2/1/41	9,976	13,275
	Enterprise Products Operating LLC	5.700%	2/15/42	6,820	8,878
	Enterprise Products Operating LLC	4.850%	8/15/42	9,912	11,899
	Enterprise Products Operating LLC	4.450%	2/15/43	17,123	19,659
	Enterprise Products Operating LLC	4.850%	3/15/44	12,302	14,809
	Enterprise Products Operating LLC	5.100%	2/15/45	5,175	6,432
	Enterprise Products Operating LLC	4.900%	5/15/46	25,731	31,300
	Enterprise Products Operating LLC	4.250%	2/15/48	16,710	19,042
	Enterprise Products Operating LLC	4.800%	2/1/49	15,883	19,380
	Enterprise Products Operating LLC	4.200%	1/31/50	20,296	22,950
	Enterprise Products Operating LLC	3.700%	1/31/51	14,940	15,726
	Enterprise Products Operating LLC	3.200%	2/15/52	8,600	8,450
	Enterprise Products Operating LLC	3.300%	2/15/53	13,325	13,283
	Enterprise Products Operating LLC	4.950%	10/15/54	9,613	12,130

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	3.950%	1/31/60	19,000	20,509
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	9,225	9,436
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	8,766	8,822
	EOG Resources Inc.	2.625%	3/15/23	16,533	16,819
	EOG Resources Inc.	3.150%	4/1/25	8,446	8,878
	EOG Resources Inc.	4.150%	1/15/26	14,790	16,181
	EOG Resources Inc.	4.375%	4/15/30	13,109	15,155
	EOG Resources Inc.	3.900%	4/1/35	100	113
	EOG Resources Inc.	4.950%	4/15/50	7,176	9,746
	Exxon Mobil Corp.	2.726%	3/1/23	38,372	39,186
	Exxon Mobil Corp.	1.571%	4/15/23	28,437	28,763
	Exxon Mobil Corp.	3.176%	3/15/24	425	444
	Exxon Mobil Corp.	2.019%	8/16/24	14,010	14,363
	Exxon Mobil Corp.	2.709%	3/6/25	10,823	11,282
	Exxon Mobil Corp.	2.992%	3/19/25	59,319	62,396
	Exxon Mobil Corp.	3.043%	3/1/26	17,626	18,668
	Exxon Mobil Corp.	2.275%	8/16/26	15,462	15,987
	Exxon Mobil Corp.	3.294%	3/19/27	10,250	11,054
	Exxon Mobil Corp.	2.440%	8/16/29	16,908	17,343
	Exxon Mobil Corp.	3.482%	3/19/30	22,515	24,708
	Exxon Mobil Corp.	2.610%	10/15/30	29,085	30,184
	Exxon Mobil Corp.	2.995%	8/16/39	11,222	11,476
	Exxon Mobil Corp.	4.227%	3/19/40	28,210	33,321
	Exxon Mobil Corp.	3.567%	3/6/45	17,240	18,927
	Exxon Mobil Corp.	4.114%	3/1/46	21,171	24,760
	Exxon Mobil Corp.	3.095%	8/16/49	26,759	27,152
	Exxon Mobil Corp.	4.327%	3/19/50	36,519	44,944
	Exxon Mobil Corp.	3.452%	4/15/51	36,196	39,278
	Halliburton Co.	3.500%	8/1/23	2,223	2,296
	Halliburton Co.	3.800%	11/15/25	8,492	9,166
	Halliburton Co.	2.920%	3/1/30	18,903	19,523
	Halliburton Co.	4.850%	11/15/35	20,682	24,467
	Halliburton Co.	6.700%	9/15/38	12,252	16,856
	Halliburton Co.	4.500%	11/15/41	3,420	3,809
	Halliburton Co.	4.750%	8/1/43	14,766	17,064
	Halliburton Co.	5.000%	11/15/45	26,362	31,793
[7]	Helmerich & Payne Inc.	2.900%	9/29/31	7,300	7,205
	Hess Corp.	3.500%	7/15/24	4,312	4,502
	Hess Corp.	4.300%	4/1/27	12,090	13,188
	Hess Corp.	7.875%	10/1/29	6,005	8,079
	Hess Corp.	7.300%	8/15/31	6,438	8,606
	Hess Corp.	7.125%	3/15/33	6,340	8,452
	Hess Corp.	6.000%	1/15/40	10,278	13,068
	Hess Corp.	5.600%	2/15/41	21,221	26,206
	Hess Corp.	5.800%	4/1/47	1,767	2,273
	HollyFrontier Corp.	2.625%	10/1/23	2,860	2,916
	HollyFrontier Corp.	5.875%	4/1/26	6,084	6,822
	HollyFrontier Corp.	4.500%	10/1/30	5,744	6,211
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	11,575	11,827
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	14,661	15,164
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	605	637
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	21,036	22,327
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,936	8,467
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,010	1,360
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	455	637

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,690	5,081
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	7,249	9,112
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	17,321	23,079
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,495	11,766
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,145	10,868
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	9,018	12,128
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,825	11,437
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,973	2,610
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,464	15,542
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	6,239	7,260
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,974	13,499
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,306	6,173
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	12,869	15,808
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,280	4,020
	Kinder Morgan Inc.	3.150%	1/15/23	12,917	13,213
	Kinder Morgan Inc.	4.300%	6/1/25	17,896	19,366
	Kinder Morgan Inc.	1.750%	11/15/26	6,625	6,609
	Kinder Morgan Inc.	4.300%	3/1/28	16,414	18,274
	Kinder Morgan Inc.	2.000%	2/15/31	9,765	9,317
[3]	Kinder Morgan Inc.	7.800%	8/1/31	5,675	8,058
[3]	Kinder Morgan Inc.	7.750%	1/15/32	11,775	16,566
	Kinder Morgan Inc.	5.300%	12/1/34	19,259	23,216
	Kinder Morgan Inc.	5.550%	6/1/45	22,592	28,592
	Kinder Morgan Inc.	5.050%	2/15/46	13,271	15,891
	Kinder Morgan Inc.	5.200%	3/1/48	1,025	1,269
	Kinder Morgan Inc.	3.250%	8/1/50	10,240	9,748
	Kinder Morgan Inc.	3.600%	2/15/51	5,631	5,694
	Magellan Midstream Partners LP	5.000%	3/1/26	9,246	10,332
	Magellan Midstream Partners LP	3.250%	6/1/30	8,078	8,493
	Magellan Midstream Partners LP	5.150%	10/15/43	356	430
	Magellan Midstream Partners LP	4.250%	9/15/46	5,059	5,618
	Magellan Midstream Partners LP	4.200%	10/3/47	11,541	12,609
	Magellan Midstream Partners LP	4.850%	2/1/49	6,500	7,820
	Magellan Midstream Partners LP	3.950%	3/1/50	9,205	9,792
	Marathon Oil Corp.	4.400%	7/15/27	17,052	18,709
	Marathon Oil Corp.	6.800%	3/15/32	6,965	8,989
	Marathon Oil Corp.	6.600%	10/1/37	13,180	17,441
	Marathon Oil Corp.	5.200%	6/1/45	2,975	3,583
	Marathon Petroleum Corp.	3.625%	9/15/24	8,195	8,629
	Marathon Petroleum Corp.	4.700%	5/1/25	15,984	17,453
	Marathon Petroleum Corp.	5.125%	12/15/26	19,829	22,612
	Marathon Petroleum Corp.	3.800%	4/1/28	9,067	9,761
	Marathon Petroleum Corp.	6.500%	3/1/41	19,070	26,302
	Marathon Petroleum Corp.	4.750%	9/15/44	8,077	9,525
	Marathon Petroleum Corp.	4.500%	4/1/48	4,281	4,869
	Marathon Petroleum Corp.	5.000%	9/15/54	7,369	8,698
	MPLX LP	3.500%	12/1/22	5,900	6,025
	MPLX LP	3.375%	3/15/23	6,445	6,610
	MPLX LP	4.500%	7/15/23	22,980	23,939
	MPLX LP	4.875%	12/1/24	14,558	15,821
	MPLX LP	4.000%	2/15/25	5,154	5,495
	MPLX LP	4.875%	6/1/25	15,201	16,635
	MPLX LP	1.750%	3/1/26	20,674	20,532
	MPLX LP	4.125%	3/1/27	8,550	9,355
	MPLX LP	4.250%	12/1/27	19,215	21,287

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	4.000%	3/15/28	14,572	15,841
MPLX LP	2.650%	8/15/30	21,820	21,782
MPLX LP	4.500%	4/15/38	21,208	23,863
MPLX LP	5.200%	3/1/47	15,685	19,196
MPLX LP	5.200%	12/1/47	20,458	25,046
MPLX LP	4.700%	4/15/48	20,346	23,693
MPLX LP	5.500%	2/15/49	16,025	20,493
MPLX LP	4.900%	4/15/58	5,519	6,435
NOV Inc.	3.950%	12/1/42	13,613	13,376
ONEOK Inc.	7.500%	9/1/23	15,593	16,969
ONEOK Inc.	2.750%	9/1/24	5,702	5,874
ONEOK Inc.	2.200%	9/15/25	2,850	2,885
ONEOK Inc.	4.000%	7/13/27	14,278	15,442
ONEOK Inc.	4.550%	7/15/28	10,628	11,762
ONEOK Inc.	4.350%	3/15/29	12,735	13,972
ONEOK Inc.	3.400%	9/1/29	23,423	24,274
ONEOK Inc.	3.100%	3/15/30	14,300	14,599
ONEOK Inc.	6.350%	1/15/31	3,625	4,570
ONEOK Inc.	6.000%	6/15/35	1,890	2,328
ONEOK Inc.	4.950%	7/13/47	15,150	17,653
ONEOK Inc.	5.200%	7/15/48	7,440	9,017
ONEOK Inc.	4.450%	9/1/49	10,122	11,184
ONEOK Inc.	4.500%	3/15/50	7,675	8,518
ONEOK Inc.	7.150%	1/15/51	4,825	7,050
ONEOK Partners LP	4.900%	3/15/25	8,872	9,678
ONEOK Partners LP	6.650%	10/1/36	10,130	13,314
ONEOK Partners LP	6.850%	10/15/37	7,996	10,714
ONEOK Partners LP	6.125%	2/1/41	6,292	7,969
ONEOK Partners LP	6.200%	9/15/43	3,334	4,301
Ovintiv Exploration Inc.	5.625%	7/1/24	2,700	2,975
Ovintiv Exploration Inc.	5.375%	1/1/26	1,800	1,997
Ovintiv Inc.	7.375%	11/1/31	6,700	8,821
Ovintiv Inc.	6.500%	8/15/34	7,300	9,386
Ovintiv Inc.	6.625%	8/15/37	13,177	17,216
Ovintiv Inc.	6.500%	2/1/38	5,200	6,714
Phillips 66	3.700%	4/6/23	3,350	3,465
Phillips 66	0.900%	2/15/24	5,000	4,968
Phillips 66	3.850%	4/9/25	10,983	11,719
Phillips 66	1.300%	2/15/26	9,625	9,449
Phillips 66	3.900%	3/15/28	8,860	9,605
Phillips 66	2.150%	12/15/30	29,035	27,958
Phillips 66	4.650%	11/15/34	15,748	18,487
Phillips 66	5.875%	5/1/42	14,532	20,002
Phillips 66	4.875%	11/15/44	17,620	22,281
Phillips 66	3.300%	3/15/52	13,375	13,408
Phillips 66 Partners LP	2.450%	12/15/24	4,300	4,404
Phillips 66 Partners LP	3.605%	2/15/25	9,516	10,029
Phillips 66 Partners LP	3.550%	10/1/26	2,500	2,665
Phillips 66 Partners LP	3.750%	3/1/28	5,725	6,151
Phillips 66 Partners LP	3.150%	12/15/29	11,123	11,514
Phillips 66 Partners LP	4.680%	2/15/45	7,300	8,562
Phillips 66 Partners LP	4.900%	10/1/46	5,933	7,234
Pioneer Natural Resources Co.	0.550%	5/15/23	3,000	2,989
Pioneer Natural Resources Co.	0.750%	1/15/24	4,284	4,235
Pioneer Natural Resources Co.	1.125%	1/15/26	6,035	5,870

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pioneer Natural Resources Co.	4.450%	1/15/26	10,918	11,938
Pioneer Natural Resources Co.	1.900%	8/15/30	14,410	13,681
Pioneer Natural Resources Co.	2.150%	1/15/31	7,555	7,295
Plains All American Pipeline LP	2.850%	1/31/23	16,263	16,497
Plains All American Pipeline LP	3.850%	10/15/23	5,786	6,008
Plains All American Pipeline LP	3.600%	11/1/24	20,766	21,722
Plains All American Pipeline LP	4.650%	10/15/25	12,669	13,820
Plains All American Pipeline LP	4.500%	12/15/26	12,330	13,536
Plains All American Pipeline LP	3.550%	12/15/29	10,208	10,616
Plains All American Pipeline LP	3.800%	9/15/30	6,366	6,701
Plains All American Pipeline LP	6.650%	1/15/37	6,839	8,858
Plains All American Pipeline LP	5.150%	6/1/42	7,650	8,519
Plains All American Pipeline LP	4.300%	1/31/43	1,855	1,893
Plains All American Pipeline LP	4.700%	6/15/44	8,877	9,468
Plains All American Pipeline LP	4.900%	2/15/45	6,531	7,139
Sabine Pass Liquefaction LLC	5.625%	4/15/23	18,033	18,875
Sabine Pass Liquefaction LLC	5.750%	5/15/24	24,756	26,929
Sabine Pass Liquefaction LLC	5.625%	3/1/25	28,661	31,832
Sabine Pass Liquefaction LLC	5.875%	6/30/26	15,652	17,961
Sabine Pass Liquefaction LLC	5.000%	3/15/27	23,756	26,737
Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,805	23,937
Sabine Pass Liquefaction LLC	4.500%	5/15/30	25,851	29,213
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	2,870	2,863
Schlumberger Investment SA	3.650%	12/1/23	19,004	19,851
Schlumberger Investment SA	2.650%	6/26/30	16,690	17,097
Shell International Finance BV	0.375%	9/15/23	7,259	7,220
Shell International Finance BV	3.500%	11/13/23	11,991	12,568
Shell International Finance BV	2.000%	11/7/24	11,821	12,120
Shell International Finance BV	3.250%	5/11/25	36,791	39,200
Shell International Finance BV	2.875%	5/10/26	18,291	19,452
Shell International Finance BV	2.500%	9/12/26	21,323	22,329
Shell International Finance BV	3.875%	11/13/28	18,515	20,726
Shell International Finance BV	2.375%	11/7/29	25,995	26,594
Shell International Finance BV	2.750%	4/6/30	27,952	29,238
Shell International Finance BV	4.125%	5/11/35	14,744	17,246
Shell International Finance BV	6.375%	12/15/38	30,758	44,988
Shell International Finance BV	5.500%	3/25/40	9,428	12,798
Shell International Finance BV	2.875%	11/26/41	10,686	10,725
Shell International Finance BV	3.625%	8/21/42	9,779	10,791
Shell International Finance BV	4.550%	8/12/43	23,484	29,357
Shell International Finance BV	4.375%	5/11/45	36,344	44,289
Shell International Finance BV	4.000%	5/10/46	39,063	45,551
Shell International Finance BV	3.750%	9/12/46	8,375	9,427
Shell International Finance BV	3.125%	11/7/49	22,950	23,663
Shell International Finance BV	3.250%	4/6/50	17,567	18,725
Shell International Finance BV	3.000%	11/26/51	23,465	23,835
Spectra Energy Partners LP	4.750%	3/15/24	6,832	7,289
Spectra Energy Partners LP	3.500%	3/15/25	7,515	7,923
Spectra Energy Partners LP	3.375%	10/15/26	13,554	14,386
Spectra Energy Partners LP	4.500%	3/15/45	16,525	19,039
Suncor Energy Inc.	2.800%	5/15/23	9,162	9,378
Suncor Energy Inc.	3.100%	5/15/25	6,652	6,961
Suncor Energy Inc.	7.150%	2/1/32	5,860	7,995
Suncor Energy Inc.	5.350%	7/15/33	3,930	4,759
Suncor Energy Inc.	5.950%	12/1/34	3,972	5,132

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suncor Energy Inc.	5.950%	5/15/35	8,289	10,720
	Suncor Energy Inc.	6.800%	5/15/38	13,321	18,714
	Suncor Energy Inc.	6.500%	6/15/38	23,573	32,312
	Suncor Energy Inc.	4.000%	11/15/47	15,492	17,354
	Suncor Energy Inc.	3.750%	3/4/51	5,700	6,178
	TC PipeLines LP	3.900%	5/25/27	6,675	7,320
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,962
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,906	6,277
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,967	2,808
[7]	Texas Eastern Transmission LP	2.800%	10/15/22	165	167
	Texas Eastern Transmission LP	7.000%	7/15/32	5,860	7,907
	Tosco Corp.	8.125%	2/15/30	1,150	1,615
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	27,034	27,826
	TotalEnergies Capital International SA	2.700%	1/25/23	12,507	12,779
	TotalEnergies Capital International SA	3.700%	1/15/24	26,424	27,862
	TotalEnergies Capital International SA	3.750%	4/10/24	3,776	4,008
	TotalEnergies Capital International SA	2.434%	1/10/25	11,399	11,793
	TotalEnergies Capital International SA	3.455%	2/19/29	18,640	20,272
	TotalEnergies Capital International SA	2.829%	1/10/30	20,928	21,987
	TotalEnergies Capital International SA	2.986%	6/29/41	8,050	8,180
	TotalEnergies Capital International SA	3.461%	7/12/49	9,422	10,199
	TotalEnergies Capital International SA	3.127%	5/29/50	32,279	33,167
	TotalEnergies Capital International SA	3.386%	6/29/60	2,320	2,473
	TotalEnergies Capital SA	3.883%	10/11/28	8,947	9,993
	TransCanada PipeLines Ltd.	3.750%	10/16/23	6,398	6,665
	TransCanada PipeLines Ltd.	1.000%	10/12/24	13,800	13,704
	TransCanada PipeLines Ltd.	4.875%	1/15/26	13,696	15,280
	TransCanada PipeLines Ltd.	4.250%	5/15/28	13,625	15,216
	TransCanada PipeLines Ltd.	4.100%	4/15/30	24,027	26,819
	TransCanada PipeLines Ltd.	2.500%	10/12/31	13,578	13,503
	TransCanada PipeLines Ltd.	4.625%	3/1/34	18,730	22,055
	TransCanada PipeLines Ltd.	5.600%	3/31/34	4,055	5,082
	TransCanada PipeLines Ltd.	5.850%	3/15/36	16,371	21,307
	TransCanada PipeLines Ltd.	6.200%	10/15/37	18,771	25,561
	TransCanada PipeLines Ltd.	4.750%	5/15/38	15,284	18,240
	TransCanada PipeLines Ltd.	7.250%	8/15/38	3,635	5,454
	TransCanada PipeLines Ltd.	6.100%	6/1/40	12,881	17,873
	TransCanada PipeLines Ltd.	5.000%	10/16/43	11,195	13,991
	TransCanada PipeLines Ltd.	4.875%	5/15/48	24,154	30,810
	TransCanada PipeLines Ltd.	5.100%	3/15/49	580	770
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	9,749	11,909
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	7,079	7,759
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	12,093	12,752
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	2,093	2,690
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	5,059	5,906
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	4,639	5,633
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	6,690	7,515
	Valero Energy Corp.	2.850%	4/15/25	6,455	6,706
	Valero Energy Corp.	3.400%	9/15/26	22,319	23,853
	Valero Energy Corp.	2.150%	9/15/27	7,125	7,115
	Valero Energy Corp.	4.350%	6/1/28	18,192	20,060
	Valero Energy Corp.	4.000%	4/1/29	12,411	13,534
	Valero Energy Corp.	2.800%	12/1/31	6,341	6,324
	Valero Energy Corp.	7.500%	4/15/32	11,404	15,705
	Valero Energy Corp.	6.625%	6/15/37	20,033	27,096

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	4.900%	3/15/45	9,345	11,091
	Valero Energy Corp.	3.650%	12/1/51	13,205	13,138
	Valero Energy Partners LP	4.375%	12/15/26	4,360	4,812
	Valero Energy Partners LP	4.500%	3/15/28	9,841	10,910
	Williams Cos. Inc.	3.700%	1/15/23	17,071	17,442
	Williams Cos. Inc.	4.500%	11/15/23	6,150	6,483
	Williams Cos. Inc.	4.300%	3/4/24	17,483	18,485
	Williams Cos. Inc.	4.550%	6/24/24	29,418	31,525
	Williams Cos. Inc.	3.900%	1/15/25	16,958	18,068
	Williams Cos. Inc.	4.000%	9/15/25	9,375	10,130
	Williams Cos. Inc.	3.750%	6/15/27	16,220	17,525
	Williams Cos. Inc.	3.500%	11/15/30	14,730	15,733
[3]	Williams Cos. Inc.	7.500%	1/15/31	593	806
	Williams Cos. Inc.	2.600%	3/15/31	19,125	19,068
	Williams Cos. Inc.	6.300%	4/15/40	15,943	21,574
	Williams Cos. Inc.	5.800%	11/15/43	10,000	13,104
	Williams Cos. Inc.	5.400%	3/4/44	8,000	9,928
	Williams Cos. Inc.	5.750%	6/24/44	14,439	18,800
	Williams Cos. Inc.	4.900%	1/15/45	6,600	7,901
	Williams Cos. Inc.	5.100%	9/15/45	12,790	15,789
	Williams Cos. Inc.	4.850%	3/1/48	9,196	11,195
	Williams Cos. Inc.	3.500%	10/15/51	5,874	5,963
					7,016,233
Financials (7.8%)
	ACE Capital Trust II	9.700%	4/1/30	2,061	3,028
[3]	Aegon NV	5.500%	4/11/48	3,700	4,242
	AerCap Ireland Capital DAC	3.300%	1/23/23	9,463	9,665
	AerCap Ireland Capital DAC	4.125%	7/3/23	2,669	2,775
	AerCap Ireland Capital DAC	4.500%	9/15/23	7,196	7,552
	AerCap Ireland Capital DAC	1.150%	10/29/23	23,540	23,441
	AerCap Ireland Capital DAC	4.875%	1/16/24	5,272	5,608
	AerCap Ireland Capital DAC	3.150%	2/15/24	5,935	6,118
	AerCap Ireland Capital DAC	2.875%	8/14/24	3,565	3,667
	AerCap Ireland Capital DAC	1.650%	10/29/24	31,968	31,926
[3]	AerCap Ireland Capital DAC	1.750%	10/29/24	10,175	10,162
	AerCap Ireland Capital DAC	3.500%	1/15/25	12,262	12,821
	AerCap Ireland Capital DAC	6.500%	7/15/25	21,317	24,377
	AerCap Ireland Capital DAC	4.450%	10/1/25	13,307	14,330
	AerCap Ireland Capital DAC	1.750%	1/30/26	13,250	13,016
	AerCap Ireland Capital DAC	4.450%	4/3/26	21,294	23,128
	AerCap Ireland Capital DAC	2.450%	10/29/26	52,025	52,416
	AerCap Ireland Capital DAC	3.650%	7/21/27	21,804	23,004
	AerCap Ireland Capital DAC	4.625%	10/15/27	11,623	12,838
	AerCap Ireland Capital DAC	3.875%	1/23/28	13,860	14,744
	AerCap Ireland Capital DAC	3.000%	10/29/28	49,050	49,785
	AerCap Ireland Capital DAC	3.300%	1/30/32	79,750	81,329
	AerCap Ireland Capital DAC	3.400%	10/29/33	20,325	20,686
	AerCap Ireland Capital DAC	3.850%	10/29/41	15,940	16,545
	Affiliated Managers Group Inc.	4.250%	2/15/24	8,675	9,224
	Affiliated Managers Group Inc.	3.500%	8/1/25	12,295	13,094
	Affiliated Managers Group Inc.	3.300%	6/15/30	8,679	9,184
	Aflac Inc.	3.625%	11/15/24	10,871	11,617
	Aflac Inc.	3.250%	3/17/25	6,837	7,231
	Aflac Inc.	1.125%	3/15/26	2,100	2,068
	Aflac Inc.	2.875%	10/15/26	9,707	10,234

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aflac Inc.	3.600%	4/1/30	24,290	26,783
	Aflac Inc.	4.000%	10/15/46	4,650	5,466
	Aflac Inc.	4.750%	1/15/49	3,043	4,047
	Air Lease Corp.	2.250%	1/15/23	6,145	6,223
	Air Lease Corp.	2.750%	1/15/23	5,160	5,244
	Air Lease Corp.	3.875%	7/3/23	25,224	26,140
	Air Lease Corp.	3.000%	9/15/23	2,643	2,714
[3]	Air Lease Corp.	4.250%	2/1/24	11,550	12,174
[3]	Air Lease Corp.	0.700%	2/15/24	6,125	6,034
	Air Lease Corp.	0.800%	8/18/24	7,960	7,802
	Air Lease Corp.	4.250%	9/15/24	4,840	5,152
[3]	Air Lease Corp.	2.300%	2/1/25	12,865	13,057
	Air Lease Corp.	3.250%	3/1/25	13,810	14,355
	Air Lease Corp.	3.375%	7/1/25	10,806	11,295
[3]	Air Lease Corp.	2.875%	1/15/26	9,037	9,320
[3]	Air Lease Corp.	3.750%	6/1/26	1,810	1,929
	Air Lease Corp.	1.875%	8/17/26	8,345	8,218
	Air Lease Corp.	3.625%	4/1/27	6,332	6,664
	Air Lease Corp.	3.625%	12/1/27	13,645	14,432
	Air Lease Corp.	2.100%	9/1/28	7,485	7,238
	Air Lease Corp.	4.625%	10/1/28	11,203	12,371
	Air Lease Corp.	3.250%	10/1/29	7,658	7,857
[3]	Air Lease Corp.	3.000%	2/1/30	10,487	10,513
	Air Lease Corp.	3.125%	12/1/30	7,300	7,454
	Aircastle Ltd.	5.000%	4/1/23	88	92
	Aircastle Ltd.	4.400%	9/25/23	11,475	12,021
	Aircastle Ltd.	4.125%	5/1/24	2,330	2,437
	Aircastle Ltd.	4.250%	6/15/26	20,596	22,083
	Alleghany Corp.	4.900%	9/15/44	6,000	7,556
	Alleghany Corp.	3.250%	8/15/51	10,965	10,907
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	11,221
	Allstate Corp.	3.150%	6/15/23	9,403	9,724
	Allstate Corp.	0.750%	12/15/25	3,355	3,271
	Allstate Corp.	3.280%	12/15/26	2,522	2,714
	Allstate Corp.	1.450%	12/15/30	7,615	7,211
	Allstate Corp.	5.350%	6/1/33	2,775	3,478
	Allstate Corp.	5.550%	5/9/35	3,056	4,032
	Allstate Corp.	5.950%	4/1/36	1,613	2,225
	Allstate Corp.	4.500%	6/15/43	8,567	10,489
	Allstate Corp.	4.200%	12/15/46	6,359	7,662
	Allstate Corp.	3.850%	8/10/49	13,761	16,115
[3]	Allstate Corp.	5.750%	8/15/53	13,171	13,699
[3]	Allstate Corp.	6.500%	5/15/57	6,890	9,045
	Ally Financial Inc.	1.450%	10/2/23	48,086	48,253
	Ally Financial Inc.	3.875%	5/21/24	3,039	3,203
	Ally Financial Inc.	5.125%	9/30/24	19,172	20,981
	Ally Financial Inc.	4.625%	3/30/25	1,293	1,407
	Ally Financial Inc.	5.800%	5/1/25	2,152	2,429
	Ally Financial Inc.	2.200%	11/2/28	15,000	14,906
[3]	Ally Financial Inc.	8.000%	11/1/31	28,190	39,887
	Ally Financial Inc.	8.000%	11/1/31	8,799	12,169
	American Equity Investment Life Holding Co.	5.000%	6/15/27	5,839	6,641
	American Express Co.	2.650%	12/2/22	17,888	18,228
	American Express Co.	3.400%	2/27/23	18,168	18,692

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	3.700%	8/3/23	24,127	25,152
	American Express Co.	0.750%	11/3/23	10,990	10,968
	American Express Co.	3.400%	2/22/24	16,037	16,797
	American Express Co.	2.500%	7/30/24	11,355	11,729
	American Express Co.	3.000%	10/30/24	49,921	52,329
	American Express Co.	3.625%	12/5/24	18,466	19,734
	American Express Co.	4.200%	11/6/25	14,322	15,766
	American Express Co.	3.125%	5/20/26	6,970	7,392
	American Express Co.	1.650%	11/4/26	14,715	14,754
[7]	American Express Co.	3.300%	5/3/27	27,518	29,518
	American Express Co.	4.050%	12/3/42	6,974	8,281
	American Financial Group Inc.	3.500%	8/15/26	4,210	4,497
	American Financial Group Inc.	5.250%	4/2/30	7,500	8,967
	American Financial Group Inc.	4.500%	6/15/47	7,190	8,545
	American International Group Inc.	4.125%	2/15/24	7,901	8,390
	American International Group Inc.	2.500%	6/30/25	32,824	33,876
	American International Group Inc.	3.750%	7/10/25	18,399	19,729
	American International Group Inc.	3.900%	4/1/26	14,477	15,716
	American International Group Inc.	4.200%	4/1/28	11,257	12,593
	American International Group Inc.	4.250%	3/15/29	3,225	3,683
	American International Group Inc.	3.400%	6/30/30	23,178	25,130
	American International Group Inc.	3.875%	1/15/35	15,098	16,784
	American International Group Inc.	4.700%	7/10/35	8,864	10,592
	American International Group Inc.	6.250%	5/1/36	10,906	15,116
	American International Group Inc.	4.500%	7/16/44	14,234	17,544
	American International Group Inc.	4.800%	7/10/45	9,156	11,616
	American International Group Inc.	4.750%	4/1/48	14,966	19,182
[3]	American International Group Inc.	5.750%	4/1/48	7,090	7,977
	American International Group Inc.	4.375%	6/30/50	6,424	8,000
	American International Group Inc.	4.375%	1/15/55	8,843	10,883
[3]	American International Group Inc.	8.175%	5/15/58	5,279	7,766
	Ameriprise Financial Inc.	4.000%	10/15/23	18,114	19,088
	Ameriprise Financial Inc.	3.700%	10/15/24	12,230	13,056
	Ameriprise Financial Inc.	3.000%	4/2/25	1,988	2,077
	Ameriprise Financial Inc.	2.875%	9/15/26	10,740	11,314
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	2,260	2,188
[3]	Aon Corp.	8.205%	1/1/27	3,677	4,627
	Aon Corp.	4.500%	12/15/28	10,351	11,802
	Aon Corp.	3.750%	5/2/29	8,808	9,657
	Aon Corp.	2.800%	5/15/30	20,131	20,748
	Aon Corp.	6.250%	9/30/40	5,565	8,006
	Aon Corp.	2.900%	8/23/51	7,585	7,315
	Aon plc	4.000%	11/27/23	860	901
	Aon plc	3.500%	6/14/24	16,820	17,684
	Aon plc	3.875%	12/15/25	8,602	9,308
	Aon plc	4.600%	6/14/44	10,217	12,582
	Aon plc	4.750%	5/15/45	2,052	2,559
[7]	Apollo Management Holdings LP	4.400%	5/27/26	150	166
	Arch Capital Finance LLC	4.011%	12/15/26	11,651	12,798
	Arch Capital Finance LLC	5.031%	12/15/46	4,707	6,102
	Arch Capital Group Ltd.	7.350%	5/1/34	4,565	6,584
	Arch Capital Group Ltd.	3.635%	6/30/50	11,760	12,595
	Arch Capital Group US Inc.	5.144%	11/1/43	4,623	6,021
	Ares Capital Corp.	3.500%	2/10/23	16,680	17,068
	Ares Capital Corp.	4.200%	6/10/24	10,810	11,423

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	4.250%	3/1/25	9,485	10,044
	Ares Capital Corp.	3.250%	7/15/25	12,570	13,040
	Ares Capital Corp.	3.875%	1/15/26	1,075	1,134
	Ares Capital Corp.	2.150%	7/15/26	26,172	25,858
	Ares Capital Corp.	3.200%	11/15/31	11,000	10,808
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,700	6,605
	Arthur J Gallagher & Co.	3.500%	5/20/51	11,510	12,119
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,750	2,668
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,658
	Assurant Inc.	4.200%	9/27/23	2,185	2,296
	Assurant Inc.	4.900%	3/27/28	3,029	3,464
	Assurant Inc.	3.700%	2/22/30	4,800	5,094
	Assurant Inc.	6.750%	2/15/34	1,103	1,439
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,312	4,678
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,875	3,005
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,953	3,076
	Athene Holding Ltd.	4.125%	1/12/28	13,054	14,291
	Athene Holding Ltd.	6.150%	4/3/30	17,001	21,032
	Athene Holding Ltd.	3.500%	1/15/31	11,105	11,720
	Athene Holding Ltd.	3.950%	5/25/51	19,261	21,096
	Athene Holding Ltd.	3.450%	5/15/52	8,025	8,075
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,802	13,904
	AXA SA	8.600%	12/15/30	21,846	31,650
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	3,272
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,210	3,368
	AXIS Specialty Finance plc	4.000%	12/6/27	15,114	16,466
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,191	4,181
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,275	3,181
	Banco Santander SA	3.125%	2/23/23	13,008	13,318
	Banco Santander SA	3.848%	4/12/23	11,652	12,060
	Banco Santander SA	2.706%	6/27/24	10,805	11,178
	Banco Santander SA	2.746%	5/28/25	10,816	11,188
	Banco Santander SA	5.179%	11/19/25	19,236	21,380
	Banco Santander SA	1.849%	3/25/26	1,810	1,800
	Banco Santander SA	4.250%	4/11/27	10,940	12,027
	Banco Santander SA	3.800%	2/23/28	10,963	11,875
	Banco Santander SA	4.379%	4/12/28	12,000	13,439
	Banco Santander SA	3.306%	6/27/29	11,764	12,502
	Banco Santander SA	3.490%	5/28/30	11,592	12,273
	Banco Santander SA	2.749%	12/3/30	16,682	16,314
	Banco Santander SA	2.958%	3/25/31	12,318	12,563
[3]	Bank of America Corp.	3.300%	1/11/23	49,795	51,148
	Bank of America Corp.	4.100%	7/24/23	14,851	15,607
[3]	Bank of America Corp.	3.004%	12/20/23	169,353	172,858
[3]	Bank of America Corp.	4.125%	1/22/24	19,774	21,015
[3]	Bank of America Corp.	3.550%	3/5/24	32,725	33,702
[3]	Bank of America Corp.	4.000%	4/1/24	6,433	6,838
[3]	Bank of America Corp.	1.486%	5/19/24	6,301	6,347
[3]	Bank of America Corp.	0.523%	6/14/24	34,785	34,549
[3]	Bank of America Corp.	3.864%	7/23/24	17,790	18,538
[3]	Bank of America Corp.	4.200%	8/26/24	54,749	58,667
[3]	Bank of America Corp.	0.810%	10/24/24	49,597	49,261
[3]	Bank of America Corp.	4.000%	1/22/25	47,147	50,417
[3]	Bank of America Corp.	3.458%	3/15/25	28,235	29,534
[3]	Bank of America Corp.	3.950%	4/21/25	40,042	42,814

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	0.976%	4/22/25	55,150	54,706
[3]	Bank of America Corp.	3.875%	8/1/25	2,853	3,096
[3]	Bank of America Corp.	3.093%	10/1/25	43,094	44,867
[3]	Bank of America Corp.	2.456%	10/22/25	22,025	22,618
[3]	Bank of America Corp.	1.530%	12/6/25	13,700	13,735
[3]	Bank of America Corp.	3.366%	1/23/26	34,091	35,887
[3]	Bank of America Corp.	2.015%	2/13/26	17,015	17,240
[3]	Bank of America Corp.	4.450%	3/3/26	31,174	34,352
[3]	Bank of America Corp.	3.500%	4/19/26	21,970	23,672
[3]	Bank of America Corp.	1.319%	6/19/26	13,672	13,530
	Bank of America Corp.	6.220%	9/15/26	1,516	1,794
[3]	Bank of America Corp.	4.250%	10/22/26	31,703	35,001
[3]	Bank of America Corp.	1.197%	10/24/26	19,550	19,167
[3]	Bank of America Corp.	3.559%	4/23/27	34,375	36,781
	Bank of America Corp.	1.734%	7/22/27	71,342	70,803
[3]	Bank of America Corp.	3.248%	10/21/27	43,631	46,515
[3]	Bank of America Corp.	4.183%	11/25/27	42,150	46,141
[3]	Bank of America Corp.	3.824%	1/20/28	30,799	33,375
[3]	Bank of America Corp.	3.705%	4/24/28	18,760	20,371
[3]	Bank of America Corp.	3.593%	7/21/28	62,233	66,983
[3]	Bank of America Corp.	3.419%	12/20/28	103,251	110,340
[3]	Bank of America Corp.	3.970%	3/5/29	21,792	23,861
[3]	Bank of America Corp.	2.087%	6/14/29	60,260	59,908
[3]	Bank of America Corp.	4.271%	7/23/29	85,789	95,636
[3]	Bank of America Corp.	3.974%	2/7/30	6,567	7,243
[3]	Bank of America Corp.	3.194%	7/23/30	27,145	28,625
[3]	Bank of America Corp.	2.884%	10/22/30	4,791	4,945
[3]	Bank of America Corp.	2.496%	2/13/31	92,960	93,297
[3]	Bank of America Corp.	2.592%	4/29/31	63,534	64,150
[3]	Bank of America Corp.	1.898%	7/23/31	2,087	2,001
[3]	Bank of America Corp.	1.922%	10/24/31	36,546	35,025
	Bank of America Corp.	2.687%	4/22/32	93,765	95,242
	Bank of America Corp.	2.299%	7/21/32	67,556	66,342
	Bank of America Corp.	2.572%	10/20/32	46,683	46,909
	Bank of America Corp.	2.482%	9/21/36	26,300	25,455
	Bank of America Corp.	6.110%	1/29/37	20,570	27,687
[3]	Bank of America Corp.	4.244%	4/24/38	33,968	39,799
	Bank of America Corp.	7.750%	5/14/38	27,401	42,969
[3]	Bank of America Corp.	4.078%	4/23/40	37,511	43,025
[3]	Bank of America Corp.	2.676%	6/19/41	89,377	85,924
[3]	Bank of America Corp.	5.875%	2/7/42	18,248	25,849
	Bank of America Corp.	3.311%	4/22/42	55,475	58,297
[3]	Bank of America Corp.	5.000%	1/21/44	30,422	39,978
[3]	Bank of America Corp.	4.875%	4/1/44	7,386	9,621
[3]	Bank of America Corp.	4.750%	4/21/45	5,930	7,391
[3]	Bank of America Corp.	4.443%	1/20/48	9,193	11,414
[3]	Bank of America Corp.	3.946%	1/23/49	10,858	12,668
[3]	Bank of America Corp.	4.330%	3/15/50	36,860	45,631
[3]	Bank of America Corp.	4.083%	3/20/51	97,763	117,499
[3]	Bank of America Corp.	2.831%	10/24/51	350	343
[3]	Bank of America Corp.	3.483%	3/13/52	1,050	1,157
	Bank of America Corp.	2.972%	7/21/52	37,576	37,735
[3]	Bank of America NA	6.000%	10/15/36	17,397	23,774
	Bank of Montreal	0.450%	12/8/23	6,500	6,437
[3]	Bank of Montreal	3.300%	2/5/24	17,585	18,390

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of Montreal	2.500%	6/28/24	11,375	11,738
[3]	Bank of Montreal	0.625%	7/9/24	5,585	5,508
[3]	Bank of Montreal	1.850%	5/1/25	27,477	27,906
[3]	Bank of Montreal	4.338%	10/5/28	5,000	5,251
[3]	Bank of Montreal	3.803%	12/15/32	26,015	27,857
[3]	Bank of New York Mellon Corp.	1.850%	1/27/23	2,823	2,858
[3]	Bank of New York Mellon Corp.	2.950%	1/29/23	12,507	12,785
[3]	Bank of New York Mellon Corp.	3.500%	4/28/23	8,346	8,649
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	8,620	8,989
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	12,906	13,188
[3]	Bank of New York Mellon Corp.	3.650%	2/4/24	8,585	9,042
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,578	1,661
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	17,006	17,912
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	8,069	8,286
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	14,259	14,979
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	4,114	4,145
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	8,062	8,798
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	28,092	29,500
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,020	18,720
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	26,698	28,794
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,571	7,134
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	16,826	18,164
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	6,940	7,356
[3]	Bank of New York Mellon Corp.	3.300%	8/23/29	4,850	5,223
	Bank of Nova Scotia	2.375%	1/18/23	7,125	7,253
	Bank of Nova Scotia	1.950%	2/1/23	25,056	25,391
	Bank of Nova Scotia	1.625%	5/1/23	1,346	1,361
	Bank of Nova Scotia	0.400%	9/15/23	11,877	11,789
	Bank of Nova Scotia	3.400%	2/11/24	13,311	13,956
	Bank of Nova Scotia	0.700%	4/15/24	15,219	15,073
	Bank of Nova Scotia	0.650%	7/31/24	173	171
	Bank of Nova Scotia	2.200%	2/3/25	42,048	43,068
	Bank of Nova Scotia	1.300%	6/11/25	30,025	29,876
	Bank of Nova Scotia	4.500%	12/16/25	33,787	37,188
	Bank of Nova Scotia	2.700%	8/3/26	21,723	22,669
	Bank of Nova Scotia	1.300%	9/15/26	13,965	13,717
[3]	Barclays Bank plc	3.750%	5/15/24	1,600	1,698
	Barclays plc	3.684%	1/10/23	17,267	17,275
[3]	Barclays plc	4.338%	5/16/24	24,761	25,790
	Barclays plc	4.375%	9/11/24	1,135	1,212
	Barclays plc	1.007%	12/10/24	21,000	20,845
	Barclays plc	3.650%	3/16/25	40,737	43,073
[3]	Barclays plc	3.932%	5/7/25	12,320	12,967
	Barclays plc	4.375%	1/12/26	29,610	32,349
[3]	Barclays plc	2.852%	5/7/26	32,233	33,227
	Barclays plc	5.200%	5/12/26	17,814	19,933
	Barclays plc	4.337%	1/10/28	15,664	17,145
	Barclays plc	4.836%	5/9/28	35,735	39,284
[3]	Barclays plc	4.972%	5/16/29	24,185	27,674
[3]	Barclays plc	5.088%	6/20/30	16,215	18,354
	Barclays plc	2.645%	6/24/31	28,006	27,947
	Barclays plc	2.667%	3/10/32	10,075	9,994
	Barclays plc	2.894%	11/24/32	10,000	10,050
	Barclays plc	3.564%	9/23/35	24,335	24,917
	Barclays plc	3.811%	3/10/42	5,555	5,899

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.250%	8/17/45	11,623	15,427
	Barclays plc	4.950%	1/10/47	20,933	27,119
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,025	2,009
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	4,246	6,027
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	11,509	14,102
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	8,808	10,593
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	41,648	50,581
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	39,174	48,073
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	34,028	33,615
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,216	4,854
	Berkshire Hathaway Inc.	3.000%	2/11/23	1,098	1,126
	Berkshire Hathaway Inc.	2.750%	3/15/23	16,620	16,981
	Berkshire Hathaway Inc.	3.125%	3/15/26	29,454	31,466
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,424	4,232
	BGC Partners Inc.	3.750%	10/1/24	8,029	8,373
	BlackRock Inc.	3.500%	3/18/24	19,134	20,231
	BlackRock Inc.	3.200%	3/15/27	2,910	3,142
	BlackRock Inc.	3.250%	4/30/29	7,744	8,431
	BlackRock Inc.	2.400%	4/30/30	14,185	14,571
	BlackRock Inc.	1.900%	1/28/31	13,537	13,347
	BlackRock Inc.	2.100%	2/25/32	12,810	12,712
[7]	Blackstone Private Credit Fund	2.625%	12/15/26	7,071	6,900
[7]	Blackstone Private Credit Fund	3.250%	3/15/27	9,795	9,807
	Blackstone Secured Lending Fund	3.625%	1/15/26	9,725	10,248
	Blackstone Secured Lending Fund	2.750%	9/16/26	6,090	6,087
[7]	Blackstone Secured Lending Fund	2.850%	9/30/28	3,563	3,476
[3]	BNP Paribas SA	3.250%	3/3/23	22,613	23,281
[3]	BNP Paribas SA	4.250%	10/15/24	2,750	2,965
[7]	BPCE SA	3.000%	5/22/22	5,500	5,553
	BPCE SA	4.000%	4/15/24	22,515	23,971
[3]	BPCE SA	3.375%	12/2/26	5,000	5,363
	Brighthouse Financial Inc.	5.625%	5/15/30	6,919	8,260
	Brighthouse Financial Inc.	4.700%	6/22/47	6,346	6,968
	Brighthouse Financial Inc.	3.850%	12/22/51	8,250	8,186
	Brookfield Asset Management Inc.	4.000%	1/15/25	8,076	8,645
	Brookfield Finance Inc.	4.000%	4/1/24	11,231	11,862
	Brookfield Finance Inc.	4.250%	6/2/26	2,500	2,753
	Brookfield Finance Inc.	3.900%	1/25/28	2,735	3,003
	Brookfield Finance Inc.	4.850%	3/29/29	22,402	25,823
	Brookfield Finance Inc.	4.350%	4/15/30	12,040	13,570
	Brookfield Finance Inc.	2.724%	4/15/31	7,350	7,421
	Brookfield Finance Inc.	4.700%	9/20/47	11,912	14,652
	Brookfield Finance Inc.	3.500%	3/30/51	2,500	2,636
	Brookfield Finance LLC	3.450%	4/15/50	9,296	9,631
	Brown & Brown Inc.	4.200%	9/15/24	5,500	5,870
	Brown & Brown Inc.	4.500%	3/15/29	7,981	9,035
	Brown & Brown Inc.	2.375%	3/15/31	15,920	15,605
	Business Development Corp. of America	3.250%	3/30/26	4,175	4,168
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	15,000	14,897
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	14,925	14,937
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	13,750	14,375
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	8,150	8,052
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	15,148	15,802
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	4,050	4,013
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	15,195	15,543

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	744	728
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	19,510	19,029
	Capital One Bank USA NA	3.375%	2/15/23	29,521	30,330
[3]	Capital One Bank USA NA	2.280%	1/28/26	567	578
	Capital One Financial Corp.	3.200%	1/30/23	18,187	18,635
	Capital One Financial Corp.	2.600%	5/11/23	11,902	12,154
	Capital One Financial Corp.	3.500%	6/15/23	6,114	6,336
	Capital One Financial Corp.	3.900%	1/29/24	8,110	8,543
	Capital One Financial Corp.	3.750%	4/24/24	10,216	10,773
	Capital One Financial Corp.	3.300%	10/30/24	21,342	22,497
	Capital One Financial Corp.	3.200%	2/5/25	11,719	12,308
	Capital One Financial Corp.	4.250%	4/30/25	9,704	10,503
	Capital One Financial Corp.	4.200%	10/29/25	18,927	20,580
	Capital One Financial Corp.	3.750%	7/28/26	37,130	39,781
	Capital One Financial Corp.	3.750%	3/9/27	38,581	41,830
	Capital One Financial Corp.	3.650%	5/11/27	9,609	10,373
	Capital One Financial Corp.	1.878%	11/2/27	3,977	3,960
	Capital One Financial Corp.	3.800%	1/31/28	27,378	29,815
	Capital One Financial Corp.	2.618%	11/2/32	7,000	6,971
	Cboe Global Markets Inc.	3.650%	1/12/27	8,269	8,968
	Cboe Global Markets Inc.	1.625%	12/15/30	7,000	6,651
	Charles Schwab Corp.	3.225%	9/1/22	3,955	4,022
	Charles Schwab Corp.	2.650%	1/25/23	6,102	6,220
	Charles Schwab Corp.	3.550%	2/1/24	10,871	11,415
	Charles Schwab Corp.	0.750%	3/18/24	1,265	1,259
	Charles Schwab Corp.	3.750%	4/1/24	168	177
	Charles Schwab Corp.	3.000%	3/10/25	955	1,001
	Charles Schwab Corp.	4.200%	3/24/25	7,400	8,049
	Charles Schwab Corp.	3.625%	4/1/25	7,980	8,504
	Charles Schwab Corp.	3.850%	5/21/25	6,582	7,094
	Charles Schwab Corp.	3.450%	2/13/26	6,835	7,338
	Charles Schwab Corp.	0.900%	3/11/26	19,153	18,717
	Charles Schwab Corp.	1.150%	5/13/26	19,315	19,068
	Charles Schwab Corp.	3.200%	3/2/27	13,840	14,815
	Charles Schwab Corp.	3.300%	4/1/27	11,895	12,767
	Charles Schwab Corp.	3.200%	1/25/28	7,226	7,767
	Charles Schwab Corp.	2.000%	3/20/28	758	767
	Charles Schwab Corp.	4.000%	2/1/29	9,153	10,268
	Charles Schwab Corp.	3.250%	5/22/29	9,067	9,744
	Charles Schwab Corp.	2.750%	10/1/29	8,410	8,798
	Charles Schwab Corp.	1.650%	3/11/31	13,815	13,271
	Charles Schwab Corp.	2.300%	5/13/31	16,562	16,724
	Charles Schwab Corp.	1.950%	12/1/31	10,590	10,402
	Chubb Corp.	6.000%	5/11/37	5,560	7,906
[3]	Chubb Corp.	6.500%	5/15/38	5,967	8,911
	Chubb INA Holdings Inc.	2.700%	3/13/23	12,633	12,937
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,180	7,577
	Chubb INA Holdings Inc.	3.150%	3/15/25	16,598	17,551
	Chubb INA Holdings Inc.	3.350%	5/3/26	21,732	23,338
	Chubb INA Holdings Inc.	1.375%	9/15/30	17,774	16,739
	Chubb INA Holdings Inc.	6.700%	5/15/36	2,450	3,587
	Chubb INA Holdings Inc.	4.150%	3/13/43	5,033	6,034
	Chubb INA Holdings Inc.	4.350%	11/3/45	31,926	39,675
	Chubb INA Holdings Inc.	2.850%	12/15/51	4,915	4,944
	Chubb INA Holdings Inc.	3.050%	12/15/61	3,100	3,164

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CI Financial Corp.	3.200%	12/17/30	10,695	10,993
	CI Financial Corp.	4.100%	6/15/51	7,600	8,243
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	4,281	5,492
	Cincinnati Financial Corp.	6.125%	11/1/34	2,170	2,950
[3]	Citibank NA	3.650%	1/23/24	5,311	5,596
	Citigroup Inc.	3.375%	3/1/23	6,693	6,888
	Citigroup Inc.	3.500%	5/15/23	20,658	21,363
	Citigroup Inc.	3.875%	10/25/23	15,805	16,658
[3]	Citigroup Inc.	1.678%	5/15/24	33,001	33,361
[3]	Citigroup Inc.	4.044%	6/1/24	40,579	42,324
	Citigroup Inc.	3.750%	6/16/24	21,943	23,292
	Citigroup Inc.	4.000%	8/5/24	19,299	20,545
	Citigroup Inc.	0.776%	10/30/24	15,755	15,654
	Citigroup Inc.	3.875%	3/26/25	15,461	16,482
[3]	Citigroup Inc.	3.352%	4/24/25	32,914	34,382
	Citigroup Inc.	3.300%	4/27/25	4,915	5,223
	Citigroup Inc.	0.981%	5/1/25	16,705	16,585
	Citigroup Inc.	4.400%	6/10/25	54,527	59,416
	Citigroup Inc.	5.500%	9/13/25	19,967	22,575
	Citigroup Inc.	1.281%	11/3/25	4,875	4,865
	Citigroup Inc.	3.700%	1/12/26	24,361	26,337
	Citigroup Inc.	4.600%	3/9/26	27,130	29,957
[3]	Citigroup Inc.	3.106%	4/8/26	49,039	51,414
	Citigroup Inc.	3.400%	5/1/26	15,405	16,523
	Citigroup Inc.	3.200%	10/21/26	67,710	71,771
	Citigroup Inc.	4.300%	11/20/26	3,539	3,916
	Citigroup Inc.	1.462%	6/9/27	494	485
	Citigroup Inc.	4.450%	9/29/27	62,797	70,019
[3]	Citigroup Inc.	3.887%	1/10/28	17,256	18,711
[3]	Citigroup Inc.	3.668%	7/24/28	47,465	51,194
	Citigroup Inc.	4.125%	7/25/28	10,938	12,022
[3]	Citigroup Inc.	3.520%	10/27/28	28,208	30,247
[3]	Citigroup Inc.	4.075%	4/23/29	18,748	20,672
[3]	Citigroup Inc.	3.980%	3/20/30	20,278	22,369
[3]	Citigroup Inc.	2.976%	11/5/30	18,979	19,721
[3]	Citigroup Inc.	2.666%	1/29/31	27,983	28,413
[3]	Citigroup Inc.	4.412%	3/31/31	61,084	69,795
[3]	Citigroup Inc.	2.572%	6/3/31	24,055	24,254
	Citigroup Inc.	6.625%	6/15/32	13,243	17,560
	Citigroup Inc.	2.520%	11/3/32	17,820	17,826
	Citigroup Inc.	5.875%	2/22/33	4,362	5,538
	Citigroup Inc.	6.000%	10/31/33	12,130	15,710
	Citigroup Inc.	6.125%	8/25/36	14,653	19,947
[3]	Citigroup Inc.	3.878%	1/24/39	22,963	26,044
	Citigroup Inc.	8.125%	7/15/39	30,750	52,174
[3]	Citigroup Inc.	5.316%	3/26/41	12,415	16,352
	Citigroup Inc.	5.875%	1/30/42	6,140	8,684
	Citigroup Inc.	6.675%	9/13/43	6,145	9,240
	Citigroup Inc.	4.950%	11/7/43	5,019	5,960
	Citigroup Inc.	5.300%	5/6/44	22,275	29,132
	Citigroup Inc.	4.650%	7/30/45	11,258	14,225
	Citigroup Inc.	4.750%	5/18/46	39,374	48,737
[3]	Citigroup Inc.	4.281%	4/24/48	12,528	15,326
	Citigroup Inc.	4.650%	7/23/48	19,076	24,576
[3]	Citizens Bank NA	3.700%	3/29/23	9,820	10,134

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citizens Bank NA	3.750%	2/18/26	5,675	6,118
	Citizens Financial Group Inc.	2.850%	7/27/26	32,769	34,164
	Citizens Financial Group Inc.	2.500%	2/6/30	5,696	5,726
	Citizens Financial Group Inc.	3.250%	4/30/30	3,292	3,489
	Citizens Financial Group Inc.	4.300%	2/11/31	5,250	5,501
	Citizens Financial Group Inc.	2.638%	9/30/32	11,716	11,612
	CME Group Inc.	3.000%	3/15/25	9,861	10,367
	CME Group Inc.	3.750%	6/15/28	1,048	1,164
	CME Group Inc.	5.300%	9/15/43	11,487	15,998
	CME Group Inc.	4.150%	6/15/48	9,475	12,244
	CNA Financial Corp.	3.950%	5/15/24	6,479	6,839
	CNA Financial Corp.	4.500%	3/1/26	3,624	3,995
	CNA Financial Corp.	3.450%	8/15/27	9,790	10,547
	CNA Financial Corp.	3.900%	5/1/29	2,695	2,985
	CNA Financial Corp.	2.050%	8/15/30	4,030	3,906
	CNO Financial Group Inc.	5.250%	5/30/29	8,337	9,576
[3]	Comerica Bank	2.500%	7/23/24	2,373	2,451
[3]	Comerica Bank	4.000%	7/27/25	3,261	3,523
	Comerica Inc.	3.700%	7/31/23	20,989	21,842
	Comerica Inc.	4.000%	2/1/29	1,443	1,614
[7]	Commonwealth Bank of Australia	2.750%	3/10/22	15,000	15,060
	Cooperatieve Rabobank UA	2.750%	1/10/23	5,975	6,108
	Cooperatieve Rabobank UA	0.375%	1/12/24	15,900	15,703
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	23,030	24,563
	Cooperatieve Rabobank UA	4.375%	8/4/25	16,153	17,525
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	19,013	20,465
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	13,836	19,322
	Cooperatieve Rabobank UA	5.750%	12/1/43	16,104	22,455
	Cooperatieve Rabobank UA	5.250%	8/4/45	19,036	25,388
	Credit Suisse AG	1.000%	5/5/23	27,013	27,083
	Credit Suisse AG	0.495%	2/2/24	5,339	5,275
[3]	Credit Suisse AG	3.625%	9/9/24	24,380	25,862
	Credit Suisse AG	2.950%	4/9/25	2,210	2,314
	Credit Suisse AG	1.250%	8/7/26	6,920	6,748
[7]	Credit Suisse Group AG	3.574%	1/9/23	8,685	8,689
	Credit Suisse Group AG	3.800%	6/9/23	17,471	18,109
	Credit Suisse Group AG	3.750%	3/26/25	64,499	68,511
	Credit Suisse Group AG	4.550%	4/17/26	14,949	16,463
[7]	Credit Suisse Group AG	4.282%	1/9/28	20,250	22,026
[7]	Credit Suisse Group AG	4.194%	4/1/31	3,250	3,586
	Credit Suisse Group AG	4.875%	5/15/45	24,291	30,723
	Credit Suisse USA Inc.	7.125%	7/15/32	14,179	20,176
	Deutsche Bank AG	3.950%	2/27/23	23,225	23,955
[3]	Deutsche Bank AG	0.962%	11/8/23	12,450	12,419
[3]	Deutsche Bank AG	3.700%	5/30/24	30,350	31,811
	Deutsche Bank AG	3.700%	5/30/24	799	838
[3]	Deutsche Bank AG	2.222%	9/18/24	50	51
	Deutsche Bank AG	1.447%	4/1/25	5,000	4,971
[3]	Deutsche Bank AG	3.961%	11/26/25	350	370
[3]	Deutsche Bank AG	4.100%	1/13/26	9,045	9,687
	Deutsche Bank AG	2.129%	11/24/26	15,710	15,690
	Deutsche Bank AG	2.311%	11/16/27	14,000	13,997
	Deutsche Bank AG	3.035%	5/28/32	204	205
[3]	Discover Bank	3.350%	2/6/23	13,203	13,521
[3]	Discover Bank	4.200%	8/8/23	24,513	25,725

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discover Bank	2.450%	9/12/24	16,291	16,672
[3]	Discover Bank	4.250%	3/13/26	12,699	13,869
[3]	Discover Bank	3.450%	7/27/26	18,490	19,587
[3]	Discover Bank	4.682%	8/9/28	7,767	8,121
[3]	Discover Bank	4.650%	9/13/28	16,397	18,628
[3]	Discover Bank	2.700%	2/6/30	4,116	4,170
	Discover Financial Services	3.950%	11/6/24	7,625	8,116
	Discover Financial Services	3.750%	3/4/25	10,684	11,313
	Discover Financial Services	4.500%	1/30/26	17,848	19,548
	Discover Financial Services	4.100%	2/9/27	26,058	28,371
	E*TRADE Financial Corp.	3.800%	8/24/27	7,675	8,335
	E*TRADE Financial Corp.	4.500%	6/20/28	5,225	5,886
	Eaton Vance Corp.	3.625%	6/15/23	3,750	3,891
	Eaton Vance Corp.	3.500%	4/6/27	4,605	4,935
	Enstar Group Ltd.	4.950%	6/1/29	11,862	13,254
	Enstar Group Ltd.	3.100%	9/1/31	5,000	4,895
	Equitable Holdings Inc.	3.900%	4/20/23	3,112	3,224
	Equitable Holdings Inc.	7.000%	4/1/28	4,300	5,419
	Equitable Holdings Inc.	4.350%	4/20/28	17,566	19,679
	Equitable Holdings Inc.	5.000%	4/20/48	24,687	30,896
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,775	5,994
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	13,310	13,990
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	12,770	12,515
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	10,310	11,503
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,618	7,416
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,850	1,906
	Fidelity National Financial Inc.	3.400%	6/15/30	12,391	13,106
	Fidelity National Financial Inc.	2.450%	3/15/31	8,833	8,715
	Fidelity National Financial Inc.	3.200%	9/17/51	12,200	11,708
	Fifth Third Bancorp	1.625%	5/5/23	2,686	2,711
	Fifth Third Bancorp	4.300%	1/16/24	14,590	15,433
	Fifth Third Bancorp	3.650%	1/25/24	41,714	43,732
	Fifth Third Bancorp	2.375%	1/28/25	24,506	25,151
	Fifth Third Bancorp	2.550%	5/5/27	13,233	13,681
	Fifth Third Bancorp	1.707%	11/1/27	7,085	7,007
	Fifth Third Bancorp	3.950%	3/14/28	15,424	17,031
	Fifth Third Bancorp	8.250%	3/1/38	12,537	20,573
[3]	Fifth Third Bank NA	1.800%	1/30/23	7,573	7,650
[3]	Fifth Third Bank NA	3.950%	7/28/25	12,659	13,776
[3]	Fifth Third Bank NA	3.850%	3/15/26	11,708	12,643
[3]	Fifth Third Bank NA	2.250%	2/1/27	6,845	7,005
	First American Financial Corp.	4.600%	11/15/24	5,160	5,594
	First American Financial Corp.	2.400%	8/15/31	9,493	9,297
	First Horizon Corp.	4.000%	5/26/25	4,550	4,868
[3]	First Republic Bank	1.912%	2/12/24	3,925	3,968
[3]	First Republic Bank	4.375%	8/1/46	3,260	3,913
[3]	First Republic Bank	4.625%	2/13/47	3,889	4,900
	Franklin Resources Inc.	2.850%	3/30/25	6,177	6,462
	Franklin Resources Inc.	1.600%	10/30/30	6,253	5,902
	Franklin Resources Inc.	2.950%	8/12/51	4,825	4,676
	FS KKR Capital Corp.	4.625%	7/15/24	7,599	8,011
	FS KKR Capital Corp.	4.125%	2/1/25	6,156	6,447
	FS KKR Capital Corp.	3.400%	1/15/26	14,223	14,498
	FS KKR Capital Corp.	3.125%	10/12/28	4,000	3,987
	GATX Corp.	4.350%	2/15/24	129	137

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	3.250%	3/30/25	5,106	5,343
	GATX Corp.	3.250%	9/15/26	3,315	3,489
	GATX Corp.	3.850%	3/30/27	8,875	9,601
	GATX Corp.	3.500%	3/15/28	7,225	7,740
	GATX Corp.	4.550%	11/7/28	6,050	6,900
	GATX Corp.	4.700%	4/1/29	3,825	4,404
	GATX Corp.	4.000%	6/30/30	4,335	4,800
	GATX Corp.	1.900%	6/1/31	5,950	5,654
	GATX Corp.	5.200%	3/15/44	1,347	1,705
	GATX Corp.	4.500%	3/30/45	1,952	2,269
	GATX Corp.	3.100%	6/1/51	7,242	7,059
	GE Capital Funding LLC	3.450%	5/15/25	17,761	18,621
	GE Capital Funding LLC	4.550%	5/15/32	12,325	14,568
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	117,037	140,368
	Globe Life Inc.	4.550%	9/15/28	6,187	7,031
	Globe Life Inc.	2.150%	8/15/30	6,075	5,992
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,575	3,747
	Goldman Sachs BDC Inc.	2.875%	1/15/26	8,250	8,455
	Goldman Sachs Capital I	6.345%	2/15/34	13,437	18,550
	Goldman Sachs Group Inc.	3.625%	1/22/23	17,086	17,583
[3]	Goldman Sachs Group Inc.	0.481%	1/27/23	43,762	43,642
	Goldman Sachs Group Inc.	3.200%	2/23/23	32,149	32,967
	Goldman Sachs Group Inc.	0.523%	3/8/23	4,475	4,462
	Goldman Sachs Group Inc.	1.217%	12/6/23	25,330	25,389
	Goldman Sachs Group Inc.	3.625%	2/20/24	23,330	24,471
	Goldman Sachs Group Inc.	4.000%	3/3/24	51,114	54,223
	Goldman Sachs Group Inc.	0.673%	3/8/24	15,501	15,439
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	11,302	11,954
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	10,710	10,627
	Goldman Sachs Group Inc.	0.925%	10/21/24	21,345	21,254
	Goldman Sachs Group Inc.	3.500%	1/23/25	38,817	40,945
	Goldman Sachs Group Inc.	3.500%	4/1/25	4,928	5,216
	Goldman Sachs Group Inc.	3.750%	5/22/25	25,045	26,734
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	61,286	64,287
	Goldman Sachs Group Inc.	4.250%	10/21/25	22,361	24,399
	Goldman Sachs Group Inc.	3.750%	2/25/26	34,109	36,700
	Goldman Sachs Group Inc.	3.500%	11/16/26	47,783	50,957
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	18,769	18,287
	Goldman Sachs Group Inc.	5.950%	1/15/27	20,266	23,897
	Goldman Sachs Group Inc.	3.850%	1/26/27	38,288	41,223
	Goldman Sachs Group Inc.	1.431%	3/9/27	7,660	7,503
	Goldman Sachs Group Inc.	1.542%	9/10/27	6,150	6,029
	Goldman Sachs Group Inc.	1.948%	10/21/27	30,751	30,649
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,925	37,693
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	85,013	92,529
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	21,559	23,957
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,525	4,600
	Goldman Sachs Group Inc.	3.800%	3/15/30	71,424	78,553
	Goldman Sachs Group Inc.	1.992%	1/27/32	35,291	33,778
	Goldman Sachs Group Inc.	2.615%	4/22/32	66,588	66,926
	Goldman Sachs Group Inc.	2.383%	7/21/32	24,000	23,633
	Goldman Sachs Group Inc.	2.650%	10/21/32	40,250	40,517
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,506	4,613
	Goldman Sachs Group Inc.	6.450%	5/1/36	20,314	27,741

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	6.750%	10/1/37	49,730	70,513
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	59,554	68,108
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	57,275	68,308
	Goldman Sachs Group Inc.	6.250%	2/1/41	16,793	24,392
	Goldman Sachs Group Inc.	3.210%	4/22/42	29,331	30,367
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	23,942	30,544
	Goldman Sachs Group Inc.	5.150%	5/22/45	34,129	44,291
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,462	1,884
	Golub Capital BDC Inc.	3.375%	4/15/24	7,112	7,298
	Golub Capital BDC Inc.	2.500%	8/24/26	2,677	2,633
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,755	6,302
	Hanover Insurance Group Inc.	2.500%	9/1/30	975	972
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,220	6,448
	Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	6,138
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	8,267
	Hartford Financial Services Group Inc.	4.300%	4/15/43	7,465	8,745
	Hartford Financial Services Group Inc.	4.400%	3/15/48	2,500	3,075
	Hartford Financial Services Group Inc.	3.600%	8/19/49	17,606	19,269
	Hartford Financial Services Group Inc.	2.900%	9/15/51	5,400	5,318
[3]	HSBC Bank USA NA	5.875%	11/1/34	2,413	3,094
[3]	HSBC Bank USA NA	5.625%	8/15/35	55	70
[3]	HSBC Bank USA NA	7.000%	1/15/39	9,259	14,388
	HSBC Holdings plc	3.600%	5/25/23	28,265	29,319
	HSBC Holdings plc	4.250%	3/14/24	33,839	35,749
[3]	HSBC Holdings plc	3.950%	5/18/24	21,830	22,648
	HSBC Holdings plc	0.732%	8/17/24	11,375	11,273
	HSBC Holdings plc	1.162%	11/22/24	30,000	29,911
[3]	HSBC Holdings plc	3.803%	3/11/25	30,699	32,235
	HSBC Holdings plc	0.976%	5/24/25	166	164
	HSBC Holdings plc	4.250%	8/18/25	7,262	7,801
[3]	HSBC Holdings plc	2.633%	11/7/25	29,129	29,912
	HSBC Holdings plc	4.300%	3/8/26	46,815	51,238
[3]	HSBC Holdings plc	1.645%	4/18/26	18,637	18,508
	HSBC Holdings plc	3.900%	5/25/26	51,126	55,226
[3]	HSBC Holdings plc	2.099%	6/4/26	83,165	83,677
[3]	HSBC Holdings plc	4.292%	9/12/26	56,380	60,882
	HSBC Holdings plc	4.375%	11/23/26	21,930	23,939
	HSBC Holdings plc	1.589%	5/24/27	25,798	25,207
	HSBC Holdings plc	2.251%	11/22/27	30,000	30,095
[3]	HSBC Holdings plc	4.041%	3/13/28	29,498	31,888
[3]	HSBC Holdings plc	2.013%	9/22/28	56,340	55,162
[3]	HSBC Holdings plc	4.583%	6/19/29	28,813	32,280
	HSBC Holdings plc	2.206%	8/17/29	21,825	21,409
	HSBC Holdings plc	4.950%	3/31/30	30,293	35,522
[3]	HSBC Holdings plc	3.973%	5/22/30	36,785	39,993
[3]	HSBC Holdings plc	2.848%	6/4/31	16,258	16,497
[3]	HSBC Holdings plc	2.357%	8/18/31	17,979	17,565
[3]	HSBC Holdings plc	7.625%	5/17/32	7,391	10,202
	HSBC Holdings plc	2.804%	5/24/32	30,132	30,279
	HSBC Holdings plc	2.871%	11/22/32	40,200	40,566
[3]	HSBC Holdings plc	7.350%	11/27/32	2,040	2,730
	HSBC Holdings plc	6.500%	5/2/36	23,547	32,028
	HSBC Holdings plc	6.500%	9/15/37	40,300	55,520
	HSBC Holdings plc	6.800%	6/1/38	10,789	15,354
	HSBC Holdings plc	6.100%	1/14/42	7,138	10,223

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.250%	3/14/44	37,605	48,988
	HSBC USA Inc.	3.500%	6/23/24	10,968	11,548
	Huntington Bancshares Inc.	2.625%	8/6/24	4,523	4,661
	Huntington Bancshares Inc.	4.000%	5/15/25	5,519	5,939
	Huntington Bancshares Inc.	2.550%	2/4/30	15,846	16,102
	Huntington National Bank	1.800%	2/3/23	13,670	13,793
[3]	Huntington National Bank	3.550%	10/6/23	9,499	9,916
[3]	Huntington National Bank	4.270%	11/25/26	5,750	6,254
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	7,900	8,559
	ING Groep NV	4.100%	10/2/23	17,931	18,869
	ING Groep NV	3.550%	4/9/24	16,762	17,579
	ING Groep NV	3.950%	3/29/27	17,525	19,211
	ING Groep NV	4.550%	10/2/28	13,065	14,990
	ING Groep NV	4.050%	4/9/29	3,195	3,568
	ING Groep NV	2.727%	4/1/32	3,988	4,064
	Intercontinental Exchange Inc.	0.700%	6/15/23	75	75
	Intercontinental Exchange Inc.	3.450%	9/21/23	5,808	6,040
	Intercontinental Exchange Inc.	4.000%	10/15/23	16,737	17,647
	Intercontinental Exchange Inc.	3.750%	12/1/25	15,470	16,716
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,962	4,220
	Intercontinental Exchange Inc.	3.750%	9/21/28	7,375	8,161
	Intercontinental Exchange Inc.	2.100%	6/15/30	20,450	20,284
	Intercontinental Exchange Inc.	1.850%	9/15/32	21,906	21,015
	Intercontinental Exchange Inc.	2.650%	9/15/40	14,782	14,363
	Intercontinental Exchange Inc.	4.250%	9/21/48	12,847	16,041
	Intercontinental Exchange Inc.	3.000%	6/15/50	18,335	18,527
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,724	27,410
	Invesco Finance plc	4.000%	1/30/24	13,599	14,348
	Invesco Finance plc	3.750%	1/15/26	2,346	2,537
	Invesco Finance plc	5.375%	11/30/43	10,862	14,337
[7]	Jackson Financial Inc.	1.125%	11/22/23	1,000	998
[7]	Jackson Financial Inc.	3.125%	11/23/31	6,672	6,730
[7]	Jackson Financial Inc.	4.000%	11/23/51	6,600	6,661
	Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,326
	Jefferies Financial Group Inc.	5.500%	10/18/23	8,700	9,089
	Jefferies Group LLC	4.850%	1/15/27	6,040	6,865
	Jefferies Group LLC	6.450%	6/8/27	2,473	3,023
	Jefferies Group LLC	4.150%	1/23/30	16,810	18,662
	Jefferies Group LLC	2.750%	10/15/32	450	447
	Jefferies Group LLC	6.250%	1/15/36	4,120	5,474
	Jefferies Group LLC	6.500%	1/20/43	5,384	7,466
	JPMorgan Chase & Co.	2.972%	1/15/23	67,580	67,641
	JPMorgan Chase & Co.	3.200%	1/25/23	54,217	55,679
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	1,000	1,006
	JPMorgan Chase & Co.	3.375%	5/1/23	33,659	34,737
	JPMorgan Chase & Co.	2.700%	5/18/23	7,853	8,032
	JPMorgan Chase & Co.	3.875%	2/1/24	23,269	24,631
	JPMorgan Chase & Co.	0.697%	3/16/24	26,061	26,010
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	41,947	43,326
	JPMorgan Chase & Co.	3.625%	5/13/24	32,193	34,070
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	57,048	57,455
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	17,812	18,564
	JPMorgan Chase & Co.	3.875%	9/10/24	63,998	68,109
[3]	JPMorgan Chase & Co.	0.653%	9/16/24	12,095	12,033
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	27,787	29,269

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.125%	1/23/25	30,377	31,936
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	33,639	34,994
	JPMorgan Chase & Co.	0.824%	6/1/25	9,475	9,365
	JPMorgan Chase & Co.	0.969%	6/23/25	15,855	15,709
	JPMorgan Chase & Co.	3.900%	7/15/25	48,344	52,310
	JPMorgan Chase & Co.	0.768%	8/9/25	7,462	7,351
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	27,305	27,912
	JPMorgan Chase & Co.	1.561%	12/10/25	23,700	23,742
	JPMorgan Chase & Co.	3.300%	4/1/26	57,005	60,815
	JPMorgan Chase & Co.	3.200%	6/15/26	56,552	60,045
	JPMorgan Chase & Co.	2.950%	10/1/26	60,402	63,795
	JPMorgan Chase & Co.	7.625%	10/15/26	6,800	8,562
	JPMorgan Chase & Co.	1.045%	11/19/26	12,077	11,765
	JPMorgan Chase & Co.	4.125%	12/15/26	15,141	16,702
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	49,632	53,731
	JPMorgan Chase & Co.	1.040%	2/4/27	796	770
	JPMorgan Chase & Co.	1.578%	4/22/27	3,972	3,926
	JPMorgan Chase & Co.	8.000%	4/29/27	6,093	7,889
	JPMorgan Chase & Co.	1.470%	9/22/27	16,605	16,280
	JPMorgan Chase & Co.	4.250%	10/1/27	16,942	18,975
	JPMorgan Chase & Co.	3.625%	12/1/27	14,344	15,464
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	77,048	83,470
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	34,204	36,810
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	12,350	12,434
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	44,563	47,791
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	24,501	27,069
	JPMorgan Chase & Co.	2.069%	6/1/29	33,533	33,253
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	33,332	37,226
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	24,040	27,282
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	46,759	51,004
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	1,334	2,004
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	76,352	78,341
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	37,328	43,214
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	19,235	19,458
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	42,616	44,103
	JPMorgan Chase & Co.	1.764%	11/19/31	25,778	24,454
	JPMorgan Chase & Co.	1.953%	2/4/32	53,646	51,656
	JPMorgan Chase & Co.	2.580%	4/22/32	63,660	64,453
	JPMorgan Chase & Co.	2.545%	11/8/32	25,000	25,169
	JPMorgan Chase & Co.	6.400%	5/15/38	15,735	22,911
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	42,595	48,254
	JPMorgan Chase & Co.	5.500%	10/15/40	15,070	20,524
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	43,892	45,488
	JPMorgan Chase & Co.	5.600%	7/15/41	7,791	10,813
	JPMorgan Chase & Co.	2.525%	11/19/41	32,988	31,398
	JPMorgan Chase & Co.	5.400%	1/6/42	11,476	15,609
	JPMorgan Chase & Co.	3.157%	4/22/42	23,663	24,639
	JPMorgan Chase & Co.	5.625%	8/16/43	13,015	18,100
	JPMorgan Chase & Co.	4.850%	2/1/44	5,560	7,282
	JPMorgan Chase & Co.	4.950%	6/1/45	12,925	16,874
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	25,454	31,016
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	29,957	35,408
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	84,255	98,641
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	34,456	39,929
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	58,392	60,249

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.328%	4/22/52	28,310	30,524
	Kemper Corp.	4.350%	2/15/25	2,553	2,729
	Kemper Corp.	2.400%	9/30/30	5,510	5,327
[3]	KeyBank NA	3.375%	3/7/23	8,521	8,777
[3]	KeyBank NA	1.250%	3/10/23	3,818	3,841
[3]	KeyBank NA	0.423%	1/3/24	11,700	11,656
[3]	KeyBank NA	3.300%	6/1/25	18,710	19,890
[3]	KeyBank NA	3.400%	5/20/26	17,225	18,301
[3]	KeyBank NA	6.950%	2/1/28	2,540	3,213
[3]	KeyCorp	4.150%	10/29/25	11,300	12,364
[3]	KeyCorp	2.250%	4/6/27	500	508
[3]	KeyCorp	4.100%	4/30/28	14,525	16,272
[3]	KeyCorp	2.550%	10/1/29	14,745	15,090
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,830	1,957
	Lazard Group LLC	3.750%	2/13/25	1,615	1,716
	Lazard Group LLC	3.625%	3/1/27	13,835	14,844
	Lazard Group LLC	4.500%	9/19/28	6,925	7,912
	Lazard Group LLC	4.375%	3/11/29	2,763	3,125
	Legg Mason Inc.	4.750%	3/15/26	5,010	5,605
	Legg Mason Inc.	5.625%	1/15/44	8,328	11,397
	Lincoln National Corp.	4.000%	9/1/23	6,155	6,454
	Lincoln National Corp.	3.350%	3/9/25	4,459	4,720
	Lincoln National Corp.	3.625%	12/12/26	6,555	7,118
	Lincoln National Corp.	3.800%	3/1/28	11,746	12,893
	Lincoln National Corp.	3.050%	1/15/30	9,613	10,030
	Lincoln National Corp.	3.400%	1/15/31	4,500	4,840
	Lincoln National Corp.	6.300%	10/9/37	4,329	6,042
	Lincoln National Corp.	7.000%	6/15/40	7,172	10,956
	Lincoln National Corp.	4.350%	3/1/48	1,721	2,071
	Lincoln National Corp.	4.375%	6/15/50	3,132	3,795
	Lloyds Bank plc	3.500%	5/14/25	433	458
	Lloyds Banking Group plc	4.050%	8/16/23	38,450	40,273
	Lloyds Banking Group plc	3.900%	3/12/24	11,461	12,098
	Lloyds Banking Group plc	4.500%	11/4/24	16,048	17,290
	Lloyds Banking Group plc	4.450%	5/8/25	8,524	9,267
[3]	Lloyds Banking Group plc	3.870%	7/9/25	13,828	14,617
	Lloyds Banking Group plc	4.582%	12/10/25	40,355	44,035
[3]	Lloyds Banking Group plc	2.438%	2/5/26	2,740	2,798
	Lloyds Banking Group plc	4.650%	3/24/26	12,582	13,860
	Lloyds Banking Group plc	3.750%	1/11/27	9,282	10,035
	Lloyds Banking Group plc	4.375%	3/22/28	36,945	41,543
	Lloyds Banking Group plc	4.550%	8/16/28	17,264	19,681
[3]	Lloyds Banking Group plc	3.574%	11/7/28	46,532	49,741
	Lloyds Banking Group plc	5.300%	12/1/45	7,312	9,666
	Lloyds Banking Group plc	4.344%	1/9/48	20,094	23,523
	Loews Corp.	2.625%	5/15/23	12,580	12,840
	Loews Corp.	3.750%	4/1/26	410	444
	Loews Corp.	3.200%	5/15/30	9,220	9,812
	Loews Corp.	6.000%	2/1/35	6,143	8,189
	Loews Corp.	4.125%	5/15/43	7,362	8,493
	M&T Bank Corp.	3.550%	7/26/23	8,855	9,193
	Main Street Capital Corp.	5.200%	5/1/24	4,333	4,627
	Main Street Capital Corp.	3.000%	7/14/26	6,700	6,721
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	13,097	13,686
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,501	3,747

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manulife Financial Corp.	4.150%	3/4/26	17,568	19,248
[3]	Manulife Financial Corp.	4.061%	2/24/32	10,362	11,164
	Manulife Financial Corp.	5.375%	3/4/46	10,608	14,899
	Markel Corp.	3.500%	11/1/27	6,995	7,505
	Markel Corp.	3.350%	9/17/29	3,825	4,132
	Markel Corp.	5.000%	4/5/46	6,278	7,976
	Markel Corp.	4.300%	11/1/47	5,483	6,382
	Markel Corp.	5.000%	5/20/49	4,981	6,366
	Markel Corp.	4.150%	9/17/50	6,850	7,967
	Markel Corp.	3.450%	5/7/52	8,250	8,543
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,352
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	23,435	24,802
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,530	5,835
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,264	13,001
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,684	8,343
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	16,770	19,153
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	9,150	9,138
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	2,000	2,019
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,261	5,678
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	21,298	26,633
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	5,193	6,495
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	5,480	6,701
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	17,110	23,044
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	3,000	2,999
	Mastercard Inc.	3.375%	4/1/24	17,937	18,914
	Mastercard Inc.	2.000%	3/3/25	14,067	14,418
	Mastercard Inc.	2.950%	11/21/26	18,682	19,891
	Mastercard Inc.	3.300%	3/26/27	15,083	16,311
	Mastercard Inc.	3.500%	2/26/28	5,785	6,336
	Mastercard Inc.	2.950%	6/1/29	13,316	14,246
	Mastercard Inc.	3.350%	3/26/30	19,761	21,731
	Mastercard Inc.	1.900%	3/15/31	4,150	4,148
	Mastercard Inc.	2.000%	11/18/31	15,709	15,653
	Mastercard Inc.	3.800%	11/21/46	7,788	9,214
	Mastercard Inc.	3.950%	2/26/48	8,678	10,456
	Mastercard Inc.	3.650%	6/1/49	16,766	19,419
	Mastercard Inc.	3.850%	3/26/50	20,652	24,828
	Mastercard Inc.	2.950%	3/15/51	6,919	7,207
	Mercury General Corp.	4.400%	3/15/27	4,945	5,454
[3]	MetLife Inc.	4.368%	9/15/23	11,806	12,491
	MetLife Inc.	3.600%	4/10/24	15,758	16,668
	MetLife Inc.	3.000%	3/1/25	15,804	16,632
	MetLife Inc.	3.600%	11/13/25	8,991	9,706
	MetLife Inc.	4.550%	3/23/30	30,826	36,463
	MetLife Inc.	6.375%	6/15/34	3,814	5,303
[3]	MetLife Inc.	6.400%	12/15/36	10,126	12,469
[3]	MetLife Inc.	10.750%	8/1/39	935	1,582
	MetLife Inc.	5.875%	2/6/41	22,402	31,668
	MetLife Inc.	4.125%	8/13/42	20,293	24,015
	MetLife Inc.	4.875%	11/13/43	11,146	14,527
	MetLife Inc.	4.721%	12/15/44	11,690	15,153
	MetLife Inc.	4.050%	3/1/45	8,555	10,188
	MetLife Inc.	4.600%	5/13/46	1,796	2,300
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	14,683	15,119
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	28,872	30,133

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,852	3,952
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25,720	26,932
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	13,931	14,437
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	30,924	30,772
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	21,039	21,474
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	36,524	39,114
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	14,319	14,227
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	14,754	15,320
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	57,731	62,793
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,090	9,918
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,758	28,583
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	15,879	17,605
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,375	6,003
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	21,278	23,303
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	23,250	24,545
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	32,295	32,629
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	10,000	9,717
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	25,103	24,781
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	4,286	4,284
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,669	4,423
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	3,120	3,695
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	20,418	23,109
	Mizuho Financial Group Inc.	3.549%	3/5/23	14,050	14,484
[3]	Mizuho Financial Group Inc.	1.241%	7/10/24	1,870	1,875
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	11,677	12,199
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	28,515	29,486
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	15,525	15,943
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	1,932	1,958
	Mizuho Financial Group Inc.	3.663%	2/28/27	1,669	1,802
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,318	27,438
	Mizuho Financial Group Inc.	1.554%	7/9/27	9,943	9,765
	Mizuho Financial Group Inc.	4.018%	3/5/28	20,741	23,044
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	16,500	18,402
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	31,955	33,552
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,010	5,161
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	100	101
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	3,648	3,564
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	1,511	1,451
	Mizuho Financial Group Inc.	2.172%	5/22/32	25,000	24,286
[3]	Morgan Stanley	3.125%	1/23/23	19,660	20,144
[3]	Morgan Stanley	3.750%	2/25/23	73,851	76,403
[3]	Morgan Stanley	4.100%	5/22/23	27,772	28,932
[3]	Morgan Stanley	0.529%	1/25/24	52,558	52,379
[3]	Morgan Stanley	3.737%	4/24/24	33,139	34,298
[3]	Morgan Stanley	3.875%	4/29/24	45,265	48,026
[3]	Morgan Stanley	3.700%	10/23/24	40,912	43,581
[3]	Morgan Stanley	0.791%	1/22/25	22,671	22,455
	Morgan Stanley	0.790%	5/30/25	38,693	38,182
[3]	Morgan Stanley	2.720%	7/22/25	10,367	10,686
[3]	Morgan Stanley	4.000%	7/23/25	55,622	60,329
[3]	Morgan Stanley	1.164%	10/21/25	21,838	21,647
	Morgan Stanley	5.000%	11/24/25	28,001	31,344
[3]	Morgan Stanley	3.875%	1/27/26	42,261	45,816
[3]	Morgan Stanley	2.188%	4/28/26	8,445	8,610
[3]	Morgan Stanley	3.125%	7/27/26	37,130	39,363

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley	6.250%	8/9/26	23,125	27,605
[3]	Morgan Stanley	4.350%	9/8/26	50,388	55,811
	Morgan Stanley	0.985%	12/10/26	10,825	10,501
	Morgan Stanley	3.625%	1/20/27	19,264	20,905
	Morgan Stanley	3.950%	4/23/27	48,629	53,477
	Morgan Stanley	1.593%	5/4/27	55,364	54,797
[3]	Morgan Stanley	1.512%	7/20/27	20,600	20,275
[3]	Morgan Stanley	3.591%	7/22/28	54,482	58,770
[3]	Morgan Stanley	3.772%	1/24/29	14,545	15,837
[3]	Morgan Stanley	4.431%	1/23/30	34,713	39,529
[3]	Morgan Stanley	2.699%	1/22/31	75,492	77,330
[3]	Morgan Stanley	3.622%	4/1/31	59,530	64,938
[3]	Morgan Stanley	1.794%	2/13/32	37,842	35,859
	Morgan Stanley	7.250%	4/1/32	12,385	17,764
[3]	Morgan Stanley	1.928%	4/28/32	25,445	24,312
[3]	Morgan Stanley	2.239%	7/21/32	47,255	46,297
[3]	Morgan Stanley	2.511%	10/20/32	19,996	19,977
	Morgan Stanley	2.484%	9/16/36	21,545	20,739
[3]	Morgan Stanley	3.971%	7/22/38	27,575	31,386
[3]	Morgan Stanley	4.457%	4/22/39	25,408	30,467
	Morgan Stanley	3.217%	4/22/42	14,314	15,012
	Morgan Stanley	6.375%	7/24/42	35,100	53,146
	Morgan Stanley	4.300%	1/27/45	48,207	59,260
	Morgan Stanley	4.375%	1/22/47	7,162	8,982
[3]	Morgan Stanley	5.597%	3/24/51	18,558	27,711
[3]	Morgan Stanley	2.802%	1/25/52	39,005	38,295
[3]	MUFG Union Bank NA	2.100%	12/9/22	16,752	16,962
[3]	Munich Re America Corp.	7.450%	12/15/26	2,350	2,953
	Nasdaq Inc.	0.445%	12/21/22	350	349
	Nasdaq Inc.	4.250%	6/1/24	5,148	5,476
	Nasdaq Inc.	3.850%	6/30/26	9,745	10,615
	Nasdaq Inc.	1.650%	1/15/31	9,750	9,075
	Nasdaq Inc.	2.500%	12/21/40	10,220	9,460
	Nasdaq Inc.	3.250%	4/28/50	8,936	9,098
	National Australia Bank Ltd.	3.000%	1/20/23	2,713	2,779
	National Australia Bank Ltd.	2.875%	4/12/23	3,750	3,850
	National Australia Bank Ltd.	3.625%	6/20/23	13,700	14,261
	National Australia Bank Ltd.	3.375%	1/14/26	8,526	9,189
[3]	National Australia Bank Ltd.	2.500%	7/12/26	23,475	24,477
[3]	National Bank of Canada	2.100%	2/1/23	13,737	13,920
[3]	National Bank of Canada	0.550%	11/15/24	5,590	5,527
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	1,259	1,549
	NatWest Group plc	3.875%	9/12/23	45,827	47,785
	NatWest Group plc	6.000%	12/19/23	5,212	5,661
[3]	NatWest Group plc	2.359%	5/22/24	6,381	6,483
	NatWest Group plc	5.125%	5/28/24	7,253	7,823
[3]	NatWest Group plc	4.519%	6/25/24	23,030	24,100
[3]	NatWest Group plc	4.269%	3/22/25	7,954	8,424
	NatWest Group plc	4.800%	4/5/26	8,671	9,668
[3]	NatWest Group plc	3.073%	5/22/28	28,049	29,229
[3]	NatWest Group plc	4.892%	5/18/29	39,852	45,587
[3]	NatWest Group plc	3.754%	11/1/29	4,033	4,209
[3]	NatWest Group plc	5.076%	1/27/30	44,938	52,134
[3]	NatWest Group plc	4.445%	5/8/30	7,175	8,073
[3]	NatWest Group plc	3.032%	11/28/35	20,843	20,547

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York Community Bancorp Inc.	5.900%	11/6/28	2,516	2,712
	Nomura Holdings Inc.	2.648%	1/16/25	11,503	11,835
	Nomura Holdings Inc.	1.851%	7/16/25	19,977	19,991
	Nomura Holdings Inc.	1.653%	7/14/26	16,000	15,735
	Nomura Holdings Inc.	2.172%	7/14/28	10,225	10,018
	Nomura Holdings Inc.	3.103%	1/16/30	31,008	31,959
	Nomura Holdings Inc.	2.679%	7/16/30	2,635	2,629
	Nomura Holdings Inc.	2.608%	7/14/31	7,860	7,749
	Northern Trust Corp.	3.950%	10/30/25	11,866	13,000
	Northern Trust Corp.	3.650%	8/3/28	7,100	7,900
	Northern Trust Corp.	3.150%	5/3/29	10,779	11,601
	Northern Trust Corp.	1.950%	5/1/30	406	402
[3]	Northern Trust Corp.	3.375%	5/8/32	6,589	6,936
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	3,582	3,732
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	5,600	5,550
	Old Republic International Corp.	4.875%	10/1/24	6,830	7,431
	Old Republic International Corp.	3.875%	8/26/26	5,893	6,390
	Old Republic International Corp.	3.850%	6/11/51	9,875	10,643
	ORIX Corp.	4.050%	1/16/24	750	791
	ORIX Corp.	3.250%	12/4/24	4,400	4,634
	ORIX Corp.	3.700%	7/18/27	9,925	10,790
	ORIX Corp.	2.250%	3/9/31	10,400	10,414
	Owl Rock Capital Corp.	5.250%	4/15/24	3,175	3,389
	Owl Rock Capital Corp.	4.000%	3/30/25	6,733	7,011
	Owl Rock Capital Corp.	3.750%	7/22/25	11,308	11,724
	Owl Rock Capital Corp.	4.250%	1/15/26	10,542	11,090
	Owl Rock Capital Corp.	3.400%	7/15/26	5,058	5,152
	Owl Rock Capital Corp.	2.625%	1/15/27	10,627	10,400
	Owl Rock Capital Corp.	2.875%	6/11/28	2,077	2,044
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	4,650	4,559
	PartnerRe Finance B LLC	3.700%	7/2/29	7,738	8,497
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	2,120
	People's United Bank NA	4.000%	7/15/24	3,890	4,088
	People's United Financial Inc.	3.650%	12/6/22	7,635	7,777
[3]	PNC Bank NA	2.950%	1/30/23	10,677	10,917
	PNC Bank NA	3.800%	7/25/23	22,438	23,374
	PNC Bank NA	2.500%	8/27/24	4,848	5,010
[3]	PNC Bank NA	3.300%	10/30/24	6,768	7,152
[3]	PNC Bank NA	2.950%	2/23/25	13,260	13,924
[3]	PNC Bank NA	3.875%	4/10/25	1,500	1,608
[3]	PNC Bank NA	3.250%	6/1/25	27,575	29,304
[3]	PNC Bank NA	4.200%	11/1/25	6,290	6,897
[3]	PNC Bank NA	3.100%	10/25/27	11,159	11,947
[3]	PNC Bank NA	3.250%	1/22/28	8,358	8,972
[3]	PNC Bank NA	4.050%	7/26/28	17,881	20,071
[3]	PNC Bank NA	2.700%	10/22/29	11,117	11,475
	PNC Financial Services Group Inc.	3.500%	1/23/24	26,509	27,760
	PNC Financial Services Group Inc.	3.900%	4/29/24	23,656	25,043
	PNC Financial Services Group Inc.	2.200%	11/1/24	5,850	6,004
	PNC Financial Services Group Inc.	2.600%	7/23/26	9,410	9,867
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,222	14,231
	PNC Financial Services Group Inc.	3.450%	4/23/29	36,387	39,602
	PNC Financial Services Group Inc.	2.550%	1/22/30	25,330	26,121
	PNC Financial Services Group Inc.	2.307%	4/23/32	5,582	5,628
	Primerica Inc.	2.800%	11/19/31	4,000	4,046

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Principal Financial Group Inc.	3.125%	5/15/23	4,161	4,285
	Principal Financial Group Inc.	3.400%	5/15/25	13,809	14,594
	Principal Financial Group Inc.	3.100%	11/15/26	9,602	10,146
	Principal Financial Group Inc.	2.125%	6/15/30	15,197	15,029
	Principal Financial Group Inc.	6.050%	10/15/36	258	362
	Principal Financial Group Inc.	4.625%	9/15/42	5,408	6,732
	Principal Financial Group Inc.	4.350%	5/15/43	5,765	6,975
	Principal Financial Group Inc.	4.300%	11/15/46	7,436	9,165
	Progressive Corp.	2.450%	1/15/27	6,575	6,842
	Progressive Corp.	4.000%	3/1/29	7,805	8,810
	Progressive Corp.	6.625%	3/1/29	4,875	6,316
	Progressive Corp.	3.200%	3/26/30	5,772	6,249
	Progressive Corp.	6.250%	12/1/32	775	1,062
	Progressive Corp.	4.350%	4/25/44	3,740	4,587
	Progressive Corp.	4.125%	4/15/47	14,795	17,976
	Progressive Corp.	4.200%	3/15/48	5,487	6,785
	Progressive Corp.	3.950%	3/26/50	8,315	10,051
	Prospect Capital Corp.	5.875%	3/15/23	513	535
	Prospect Capital Corp.	3.706%	1/22/26	6,072	6,182
	Prospect Capital Corp.	3.364%	11/15/26	1,792	1,784
[3]	Prudential Financial Inc.	3.878%	3/27/28	3,370	3,746
[3]	Prudential Financial Inc.	2.100%	3/10/30	2,971	2,985
[3]	Prudential Financial Inc.	5.750%	7/15/33	1,120	1,456
[3]	Prudential Financial Inc.	5.700%	12/14/36	6,153	8,300
[3]	Prudential Financial Inc.	6.625%	12/1/37	5,151	7,476
[3]	Prudential Financial Inc.	3.000%	3/10/40	3,860	3,984
[3]	Prudential Financial Inc.	6.625%	6/21/40	5,275	7,900
[3]	Prudential Financial Inc.	6.200%	11/15/40	3,325	4,624
[3]	Prudential Financial Inc.	5.625%	6/15/43	11,514	11,985
[3]	Prudential Financial Inc.	5.100%	8/15/43	3,450	4,137
[3]	Prudential Financial Inc.	5.200%	3/15/44	2,745	2,889
[3]	Prudential Financial Inc.	4.600%	5/15/44	3,245	4,050
[3]	Prudential Financial Inc.	5.375%	5/15/45	14,880	15,968
[3]	Prudential Financial Inc.	4.500%	9/15/47	8,557	8,944
	Prudential Financial Inc.	3.905%	12/7/47	32,618	37,923
[3]	Prudential Financial Inc.	4.418%	3/27/48	225	280
[3]	Prudential Financial Inc.	5.700%	9/15/48	8,121	9,137
	Prudential Financial Inc.	3.935%	12/7/49	23,322	27,309
[3]	Prudential Financial Inc.	3.700%	10/1/50	12,325	12,468
[3]	Prudential Financial Inc.	3.700%	3/13/51	10,086	11,471
	Prudential plc	3.125%	4/14/30	13,014	13,888
	Raymond James Financial Inc.	4.650%	4/1/30	17,121	19,839
	Raymond James Financial Inc.	4.950%	7/15/46	19,840	25,440
	Raymond James Financial Inc.	3.750%	4/1/51	11,750	12,992
[3]	Regions Bank	6.450%	6/26/37	5,327	7,450
	Regions Financial Corp.	2.250%	5/18/25	8,934	9,128
	Regions Financial Corp.	1.800%	8/12/28	5,550	5,434
	Regions Financial Corp.	7.375%	12/10/37	5,493	8,272
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	3,525	3,727
	Reinsurance Group of America Inc.	3.950%	9/15/26	5,339	5,801
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,889	16,338
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,400	2,513
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,682	7,096
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,850	5,206
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,700	1,845

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Royal Bank of Canada	1.950%	1/17/23	6,868	6,963
[3]	Royal Bank of Canada	1.600%	4/17/23	26,877	27,176
[3]	Royal Bank of Canada	3.700%	10/5/23	26,323	27,605
[3]	Royal Bank of Canada	0.500%	10/26/23	4,667	4,635
[3]	Royal Bank of Canada	0.425%	1/19/24	13,797	13,631
[3]	Royal Bank of Canada	2.550%	7/16/24	12,552	12,977
	Royal Bank of Canada	0.650%	7/29/24	548	541
[3]	Royal Bank of Canada	0.750%	10/7/24	15,250	15,096
[3]	Royal Bank of Canada	2.250%	11/1/24	41,393	42,549
[3]	Royal Bank of Canada	1.150%	6/10/25	25,052	24,832
[3]	Royal Bank of Canada	0.875%	1/20/26	13,975	13,604
[3]	Royal Bank of Canada	4.650%	1/27/26	12,205	13,566
	Royal Bank of Canada	1.200%	4/27/26	10,340	10,165
[3]	Royal Bank of Canada	1.150%	7/14/26	25,031	24,515
[3]	Royal Bank of Canada	1.400%	11/2/26	23,981	23,653
[3]	Royal Bank of Canada	2.300%	11/3/31	34,195	34,335
	Santander Holdings USA Inc.	3.400%	1/18/23	19,197	19,620
	Santander Holdings USA Inc.	3.500%	6/7/24	7,960	8,301
	Santander Holdings USA Inc.	4.500%	7/17/25	25,316	27,408
	Santander Holdings USA Inc.	3.244%	10/5/26	50,240	52,677
	Santander Holdings USA Inc.	4.400%	7/13/27	28,923	31,784
	Santander UK Group Holdings plc	3.571%	1/10/23	8,630	8,634
[3]	Santander UK Group Holdings plc	4.796%	11/15/24	10,279	10,911
	Santander UK Group Holdings plc	1.089%	3/15/25	10,475	10,381
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	20,102	19,788
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	7,897	8,473
	Santander UK Group Holdings plc	2.896%	3/15/32	15,000	15,158
	Santander UK plc	2.100%	1/13/23	6,224	6,312
	Santander UK plc	4.000%	3/13/24	29,844	31,599
	Santander UK plc	2.875%	6/18/24	7,500	7,764
	Selective Insurance Group Inc.	5.375%	3/1/49	3,010	3,990
[3]	Signature Bank	4.000%	10/15/30	2,547	2,703
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	4,226	4,418
[7]	Societe Generale SA	3.000%	1/22/30	1,000	1,034
[7]	Standard Chartered plc	4.644%	4/1/31	1,000	1,134
	State Street Corp.	3.100%	5/15/23	16,329	16,843
	State Street Corp.	3.700%	11/20/23	15,879	16,718
[3]	State Street Corp.	3.776%	12/3/24	12,790	13,466
	State Street Corp.	3.300%	12/16/24	1,500	1,598
	State Street Corp.	3.550%	8/18/25	26,730	28,834
[3]	State Street Corp.	2.354%	11/1/25	11,740	12,095
	State Street Corp.	2.901%	3/30/26	9,495	9,938
	State Street Corp.	2.650%	5/19/26	13,535	14,265
[3]	State Street Corp.	4.141%	12/3/29	5,755	6,536
	State Street Corp.	2.400%	1/24/30	13,968	14,380
	State Street Corp.	2.200%	3/3/31	6,650	6,628
	State Street Corp.	3.152%	3/30/31	1,478	1,599
[3]	State Street Corp.	3.031%	11/1/34	26,187	27,158
	Stewart Information Services Corp.	3.600%	11/15/31	3,500	3,546
	Stifel Financial Corp.	4.250%	7/18/24	10,450	11,129
	Stifel Financial Corp.	4.000%	5/15/30	2,600	2,863
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	350	358
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	11,102	11,607
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	10,400	10,979
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	11,375	11,968

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,280	3,517
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	17,062	17,456
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,290	10,726
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,895	14,599
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,250	10,129
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	33,975	35,107
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	41,650	42,812
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	9,405	9,634
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	4,463	4,439
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	15,312	14,851
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	32,126	34,665
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	15,779	16,363
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	13,540	13,223
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	12,202	12,834
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,926	11,724
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	16,308	17,500
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,275	16,537
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	30,850	34,173
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	14,000	13,734
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	7,885	8,923
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	22,179	23,161
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,784	6,016
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,640	13,961
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	28,155	28,818
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	2,736	2,672
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	760	731
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,278	10,626
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,175	7,028
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	6,268	5,795
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	3,000	2,937
	SVB Financial Group	3.500%	1/29/25	10,115	10,685
	SVB Financial Group	1.800%	10/28/26	10,000	9,968
	SVB Financial Group	2.100%	5/15/28	3,000	3,003
	SVB Financial Group	3.125%	6/5/30	3,325	3,491
	SVB Financial Group	1.800%	2/2/31	6,200	5,875
[3]	Svenska Handelsbanken AB	3.900%	11/20/23	6,131	6,475
	Swiss Re America Holding Corp.	7.000%	2/15/26	1,319	1,591
	Synchrony Financial	4.375%	3/19/24	2,650	2,800
	Synchrony Financial	4.250%	8/15/24	9,031	9,571
	Synchrony Financial	4.500%	7/23/25	24,872	26,889
	Synchrony Financial	3.700%	8/4/26	11,469	12,194
	Synchrony Financial	3.950%	12/1/27	7,866	8,457
	Synchrony Financial	5.150%	3/19/29	7,931	9,121
[3]	Toronto-Dominion Bank	1.900%	12/1/22	24,107	24,409
[3]	Toronto-Dominion Bank	0.250%	1/6/23	11,242	11,208
[3]	Toronto-Dominion Bank	0.750%	6/12/23	22,151	22,154
[3]	Toronto-Dominion Bank	3.500%	7/19/23	9,689	10,097
[3]	Toronto-Dominion Bank	0.450%	9/11/23	23,022	22,869
[3]	Toronto-Dominion Bank	3.250%	3/11/24	56,860	59,543
[3]	Toronto-Dominion Bank	2.650%	6/12/24	12,784	13,258
	Toronto-Dominion Bank	1.250%	12/13/24	2,000	2,001
[3]	Toronto-Dominion Bank	1.150%	6/12/25	12,525	12,429
[3]	Toronto-Dominion Bank	0.750%	9/11/25	11,125	10,840
[3]	Toronto-Dominion Bank	0.750%	1/6/26	10,632	10,313
[3]	Toronto-Dominion Bank	3.625%	9/15/31	1,816	1,951

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	7,170
	Travelers Cos. Inc.	6.750%	6/20/36	1,442	2,134
[3]	Travelers Cos. Inc.	6.250%	6/15/37	10,080	14,458
	Travelers Cos. Inc.	5.350%	11/1/40	4,998	6,771
	Travelers Cos. Inc.	4.600%	8/1/43	8,210	10,449
	Travelers Cos. Inc.	4.300%	8/25/45	1,142	1,412
	Travelers Cos. Inc.	3.750%	5/15/46	6,598	7,614
	Travelers Cos. Inc.	4.000%	5/30/47	5,885	7,054
	Travelers Cos. Inc.	4.100%	3/4/49	6,860	8,377
	Travelers Cos. Inc.	2.550%	4/27/50	8,160	7,782
	Travelers Cos. Inc.	3.050%	6/8/51	8,100	8,502
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,489	3,469
	Trinity Acquisition plc	4.400%	3/15/26	6,418	7,033
[3]	Truist Bank	3.000%	2/2/23	6,766	6,918
[3]	Truist Bank	1.250%	3/9/23	31,790	31,971
[3]	Truist Bank	2.750%	5/1/23	9,080	9,309
[3]	Truist Bank	3.200%	4/1/24	42,052	44,026
[3]	Truist Bank	3.689%	8/2/24	21,292	22,208
[3]	Truist Bank	2.150%	12/6/24	10,050	10,359
[3]	Truist Bank	1.500%	3/10/25	15,775	15,875
[3]	Truist Bank	3.625%	9/16/25	24,460	26,176
[3]	Truist Bank	4.050%	11/3/25	1,191	1,302
[3]	Truist Bank	3.300%	5/15/26	14,212	15,126
[3]	Truist Bank	3.800%	10/30/26	3,979	4,330
[3]	Truist Bank	2.636%	9/17/29	1,484	1,527
[3]	Truist Bank	2.250%	3/11/30	3,595	3,589
[3]	Truist Financial Corp.	2.200%	3/16/23	8,543	8,681
[3]	Truist Financial Corp.	3.750%	12/6/23	13,520	14,211
[3]	Truist Financial Corp.	2.500%	8/1/24	6,020	6,217
[3]	Truist Financial Corp.	2.850%	10/26/24	15,970	16,696
	Truist Financial Corp.	4.000%	5/1/25	8,968	9,683
[3]	Truist Financial Corp.	3.700%	6/5/25	14,757	15,861
[3]	Truist Financial Corp.	1.200%	8/5/25	5,925	5,887
[3]	Truist Financial Corp.	1.267%	3/2/27	14,815	14,520
[3]	Truist Financial Corp.	1.125%	8/3/27	11,325	10,960
[3]	Truist Financial Corp.	3.875%	3/19/29	15,775	17,387
[3]	Truist Financial Corp.	1.887%	6/7/29	10,650	10,482
[3]	Truist Financial Corp.	1.950%	6/5/30	5,038	4,976
[7]	UBS Group AG	3.126%	8/13/30	3,450	3,612
	Unum Group	4.000%	3/15/24	5,060	5,342
	Unum Group	3.875%	11/5/25	175	188
	Unum Group	4.000%	6/15/29	3,050	3,372
	Unum Group	5.750%	8/15/42	6,798	8,351
	Unum Group	4.500%	12/15/49	8,336	8,929
	Unum Group	4.125%	6/15/51	9,650	9,827
[3]	US Bancorp	3.700%	1/30/24	7,273	7,676
	US Bancorp	3.375%	2/5/24	34,003	35,656
	US Bancorp	2.400%	7/30/24	16,183	16,724
[3]	US Bancorp	3.600%	9/11/24	5,587	5,936
	US Bancorp	1.450%	5/12/25	2,930	2,944
[3]	US Bancorp	3.950%	11/17/25	3,744	4,093
[3]	US Bancorp	3.100%	4/27/26	10,548	11,167
[3]	US Bancorp	2.375%	7/22/26	22,191	23,066
[3]	US Bancorp	3.150%	4/27/27	13,140	14,093
[3]	US Bancorp	3.900%	4/26/28	6,792	7,628

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	US Bancorp	3.000%	7/30/29	12,391	13,080
[3]	US Bancorp	1.375%	7/22/30	12,781	12,040
	US Bank NA	1.950%	1/9/23	19,793	20,045
[3]	US Bank NA	2.850%	1/23/23	9,649	9,858
[3]	US Bank NA	3.400%	7/24/23	10,105	10,504
[3]	US Bank NA	2.050%	1/21/25	14,717	15,060
[3]	US Bank NA	2.800%	1/27/25	28,193	29,427
	Visa Inc.	2.800%	12/14/22	32,492	33,086
	Visa Inc.	3.150%	12/14/25	67,106	71,623
	Visa Inc.	1.900%	4/15/27	17,930	18,223
	Visa Inc.	0.750%	8/15/27	4,100	3,945
	Visa Inc.	2.750%	9/15/27	21,448	22,683
	Visa Inc.	2.050%	4/15/30	17,453	17,644
	Visa Inc.	1.100%	2/15/31	12,275	11,461
	Visa Inc.	4.150%	12/14/35	17,891	21,420
	Visa Inc.	2.700%	4/15/40	12,888	13,158
	Visa Inc.	4.300%	12/14/45	45,665	57,473
	Visa Inc.	3.650%	9/15/47	9,459	11,009
	Visa Inc.	2.000%	8/15/50	21,975	19,318
	Voya Financial Inc.	3.650%	6/15/26	4,077	4,396
	Voya Financial Inc.	5.700%	7/15/43	10,197	13,965
	Voya Financial Inc.	4.800%	6/15/46	2,691	3,373
[3]	Voya Financial Inc.	4.700%	1/23/48	4,120	4,165
	W R Berkley Corp.	4.750%	8/1/44	4,488	5,606
	W R Berkley Corp.	4.000%	5/12/50	6,030	6,947
	W R Berkley Corp.	3.550%	3/30/52	8,755	9,553
	W R Berkley Corp.	3.150%	9/30/61	12,250	11,756
	Wachovia Corp.	6.605%	10/1/25	3,175	3,701
	Wachovia Corp.	5.500%	8/1/35	17,962	22,777
	Wachovia Corp.	6.550%	10/15/35	7,625	10,247
	Webster Financial Corp.	4.100%	3/25/29	125	137
[3]	Wells Fargo & Co.	3.450%	2/13/23	29,686	30,530
	Wells Fargo & Co.	4.125%	8/15/23	18,076	18,963
	Wells Fargo & Co.	4.480%	1/16/24	13,636	14,521
[3]	Wells Fargo & Co.	1.654%	6/2/24	45,777	46,161
[3]	Wells Fargo & Co.	3.300%	9/9/24	10,410	10,958
[3]	Wells Fargo & Co.	3.000%	2/19/25	36,198	37,826
[3]	Wells Fargo & Co.	3.550%	9/29/25	31,438	33,568
[3]	Wells Fargo & Co.	2.406%	10/30/25	53,710	55,037
[3]	Wells Fargo & Co.	2.164%	2/11/26	27,737	28,196
	Wells Fargo & Co.	3.000%	4/22/26	65,539	68,885
[3]	Wells Fargo & Co.	2.188%	4/30/26	5,850	5,961
[3]	Wells Fargo & Co.	4.100%	6/3/26	48,242	52,608
	Wells Fargo & Co.	3.000%	10/23/26	42,809	45,025
[3]	Wells Fargo & Co.	3.196%	6/17/27	14,222	15,020
[3]	Wells Fargo & Co.	4.300%	7/22/27	19,459	21,751
[3]	Wells Fargo & Co.	3.584%	5/22/28	36,959	39,743
[3]	Wells Fargo & Co.	2.393%	6/2/28	36,375	36,978
[3]	Wells Fargo & Co.	4.150%	1/24/29	1,615	1,806
[3]	Wells Fargo & Co.	2.879%	10/30/30	101,489	105,515
[3]	Wells Fargo & Co.	2.572%	2/11/31	33,660	34,357
[3]	Wells Fargo & Co.	4.478%	4/4/31	41,063	47,613
	Wells Fargo & Co.	5.375%	2/7/35	1,075	1,394
[3]	Wells Fargo & Co.	5.950%	12/15/36	2,567	3,474
[3]	Wells Fargo & Co.	3.068%	4/30/41	43,947	44,961

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	5.375%	11/2/43	15,740	20,674
	Wells Fargo & Co.	5.606%	1/15/44	24,322	32,834
[3]	Wells Fargo & Co.	4.650%	11/4/44	30,609	37,086
	Wells Fargo & Co.	3.900%	5/1/45	25,728	29,476
[3]	Wells Fargo & Co.	4.900%	11/17/45	32,303	40,715
[3]	Wells Fargo & Co.	4.400%	6/14/46	24,193	28,636
[3]	Wells Fargo & Co.	4.750%	12/7/46	34,389	42,774
[3]	Wells Fargo & Co.	5.013%	4/4/51	73,740	100,777
	Wells Fargo Bank NA	5.950%	8/26/36	8,394	11,288
[3]	Wells Fargo Bank NA	5.850%	2/1/37	17,029	22,947
[3]	Wells Fargo Bank NA	6.600%	1/15/38	13,164	19,141
	Western Union Co.	4.250%	6/9/23	180	187
	Western Union Co.	2.850%	1/10/25	6,427	6,657
	Western Union Co.	1.350%	3/15/26	4,198	4,121
	Western Union Co.	2.750%	3/15/31	5,090	5,041
	Western Union Co.	6.200%	11/17/36	7,255	8,912
	Western Union Co.	6.200%	6/21/40	3,400	4,236
	Westpac Banking Corp.	2.750%	1/11/23	11,487	11,731
	Westpac Banking Corp.	2.000%	1/13/23	8,940	9,064
	Westpac Banking Corp.	3.650%	5/15/23	8,951	9,307
	Westpac Banking Corp.	3.300%	2/26/24	17,095	17,944
	Westpac Banking Corp.	1.019%	11/18/24	13,270	13,221
	Westpac Banking Corp.	2.350%	2/19/25	22,257	22,978
	Westpac Banking Corp.	2.850%	5/13/26	28,648	30,222
	Westpac Banking Corp.	2.700%	8/19/26	26,913	28,288
	Westpac Banking Corp.	3.350%	3/8/27	19,667	21,235
	Westpac Banking Corp.	3.400%	1/25/28	5,418	5,900
	Westpac Banking Corp.	1.953%	11/20/28	5,105	5,086
	Westpac Banking Corp.	2.650%	1/16/30	3,265	3,400
[3]	Westpac Banking Corp.	2.894%	2/4/30	39,101	39,924
	Westpac Banking Corp.	2.150%	6/3/31	12,470	12,486
[3]	Westpac Banking Corp.	4.322%	11/23/31	33,763	36,528
	Westpac Banking Corp.	4.110%	7/24/34	7,371	7,951
	Westpac Banking Corp.	2.668%	11/15/35	16,245	15,837
	Westpac Banking Corp.	3.020%	11/18/36	10,000	9,892
	Westpac Banking Corp.	4.421%	7/24/39	7,948	9,321
	Westpac Banking Corp.	2.963%	11/16/40	16,922	16,557
	Willis North America Inc.	3.600%	5/15/24	7,330	7,682
	Willis North America Inc.	4.500%	9/15/28	6,377	7,133
	Willis North America Inc.	2.950%	9/15/29	12,326	12,653
	Willis North America Inc.	5.050%	9/15/48	8,153	10,358
	Willis North America Inc.	3.875%	9/15/49	18,478	20,086
	Wintrust Financial Corp.	4.850%	6/6/29	2,350	2,543
	XLIT Ltd.	4.450%	3/31/25	3,107	3,372
	XLIT Ltd.	5.250%	12/15/43	7,275	10,011
	XLIT Ltd.	5.500%	3/31/45	5,579	7,651
	Zions Bancorp NA	3.250%	10/29/29	6,610	6,834
					24,601,406
Health Care (3.2%)
	Abbott Laboratories	3.400%	11/30/23	7,864	8,217
	Abbott Laboratories	2.950%	3/15/25	9,466	9,946
	Abbott Laboratories	3.875%	9/15/25	8,579	9,315
	Abbott Laboratories	3.750%	11/30/26	18,034	19,926
	Abbott Laboratories	1.150%	1/30/28	10,350	10,063
	Abbott Laboratories	1.400%	6/30/30	4,975	4,801

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Abbott Laboratories	4.750%	11/30/36	35,451	45,260
	Abbott Laboratories	6.150%	11/30/37	7,382	10,883
	Abbott Laboratories	6.000%	4/1/39	3,225	4,670
	Abbott Laboratories	5.300%	5/27/40	6,156	8,472
	Abbott Laboratories	4.750%	4/15/43	8,974	11,671
	Abbott Laboratories	4.900%	11/30/46	45,218	62,064
	AbbVie Inc.	2.800%	3/15/23	9,290	9,456
	AbbVie Inc.	2.850%	5/14/23	16,065	16,429
	AbbVie Inc.	3.750%	11/14/23	14,333	15,023
	AbbVie Inc.	3.850%	6/15/24	26,864	28,402
	AbbVie Inc.	2.600%	11/21/24	37,272	38,657
	AbbVie Inc.	3.800%	3/15/25	44,772	47,761
	AbbVie Inc.	3.600%	5/14/25	54,239	57,641
	AbbVie Inc.	3.200%	5/14/26	35,267	37,310
	AbbVie Inc.	2.950%	11/21/26	47,713	50,260
	AbbVie Inc.	4.250%	11/14/28	22,104	24,965
	AbbVie Inc.	3.200%	11/21/29	76,724	82,136
	AbbVie Inc.	4.550%	3/15/35	22,694	27,132
	AbbVie Inc.	4.500%	5/14/35	32,286	38,594
	AbbVie Inc.	4.300%	5/14/36	18,658	21,928
	AbbVie Inc.	4.050%	11/21/39	60,725	69,609
	AbbVie Inc.	4.625%	10/1/42	9,394	11,456
	AbbVie Inc.	4.400%	11/6/42	22,723	27,261
	AbbVie Inc.	4.850%	6/15/44	20,233	25,363
	AbbVie Inc.	4.750%	3/15/45	8,085	10,048
	AbbVie Inc.	4.700%	5/14/45	36,999	45,751
	AbbVie Inc.	4.450%	5/14/46	30,658	37,044
	AbbVie Inc.	4.875%	11/14/48	22,927	29,678
	AbbVie Inc.	4.250%	11/21/49	83,745	100,543
	Adventist Health System	2.952%	3/1/29	6,875	7,191
	Adventist Health System	3.630%	3/1/49	5,300	5,887
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,875	3,207
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,684	1,685
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	5,794	7,285
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	6,210	6,884
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	4,605	4,799
	Aetna Inc.	2.800%	6/15/23	13,125	13,448
	Aetna Inc.	3.500%	11/15/24	11,964	12,639
	Aetna Inc.	6.625%	6/15/36	9,977	14,242
	Aetna Inc.	6.750%	12/15/37	5,466	7,932
	Aetna Inc.	4.500%	5/15/42	6,027	7,105
	Aetna Inc.	4.125%	11/15/42	5,283	5,982
	Aetna Inc.	4.750%	3/15/44	5,887	7,244
	Aetna Inc.	3.875%	8/15/47	14,352	16,034
	Agilent Technologies Inc.	3.875%	7/15/23	7,478	7,750
	Agilent Technologies Inc.	3.050%	9/22/26	6,544	6,913
	Agilent Technologies Inc.	2.750%	9/15/29	2,155	2,228
	Agilent Technologies Inc.	2.100%	6/4/30	8,775	8,592
	Agilent Technologies Inc.	2.300%	3/12/31	9,782	9,684
	AHS Hospital Corp.	5.024%	7/1/45	5,175	7,049
[3]	AHS Hospital Corp.	2.780%	7/1/51	6,750	6,684
[3]	Allina Health System	3.887%	4/15/49	4,725	5,547
	AmerisourceBergen Corp.	0.737%	3/15/23	4,525	4,514
	AmerisourceBergen Corp.	3.400%	5/15/24	6,887	7,203
	AmerisourceBergen Corp.	3.250%	3/1/25	8,382	8,801

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AmerisourceBergen Corp.	3.450%	12/15/27	11,057	11,913
	AmerisourceBergen Corp.	2.800%	5/15/30	7,762	7,980
	AmerisourceBergen Corp.	2.700%	3/15/31	14,709	14,880
	AmerisourceBergen Corp.	4.250%	3/1/45	5,419	6,175
	AmerisourceBergen Corp.	4.300%	12/15/47	10,915	12,810
	Amgen Inc.	2.250%	8/19/23	3,650	3,725
	Amgen Inc.	3.625%	5/22/24	22,290	23,491
	Amgen Inc.	1.900%	2/21/25	13,868	14,101
	Amgen Inc.	3.125%	5/1/25	12,605	13,270
	Amgen Inc.	2.600%	8/19/26	21,264	22,165
	Amgen Inc.	2.200%	2/21/27	11,944	12,221
	Amgen Inc.	3.200%	11/2/27	11,606	12,490
	Amgen Inc.	1.650%	8/15/28	11,150	10,929
	Amgen Inc.	2.450%	2/21/30	15,296	15,568
	Amgen Inc.	2.300%	2/25/31	16,830	16,904
	Amgen Inc.	2.000%	1/15/32	18,080	17,484
	Amgen Inc.	3.150%	2/21/40	38,155	39,047
	Amgen Inc.	2.800%	8/15/41	24,975	24,160
	Amgen Inc.	4.950%	10/1/41	21,356	26,747
	Amgen Inc.	5.150%	11/15/41	5,603	7,171
	Amgen Inc.	4.400%	5/1/45	33,252	39,684
	Amgen Inc.	4.563%	6/15/48	4,618	5,718
	Amgen Inc.	3.375%	2/21/50	35,674	37,055
	Amgen Inc.	4.663%	6/15/51	27,938	35,566
	Amgen Inc.	3.000%	1/15/52	48,626	47,406
	Amgen Inc.	2.770%	9/1/53	10,492	9,833
	Anthem Inc.	2.950%	12/1/22	11,501	11,723
	Anthem Inc.	3.300%	1/15/23	15,585	16,007
	Anthem Inc.	3.500%	8/15/24	13,305	14,052
	Anthem Inc.	3.350%	12/1/24	22,073	23,322
	Anthem Inc.	2.375%	1/15/25	11,141	11,466
	Anthem Inc.	3.650%	12/1/27	32,044	35,170
	Anthem Inc.	4.101%	3/1/28	20,095	22,391
	Anthem Inc.	2.875%	9/15/29	5,075	5,308
	Anthem Inc.	2.250%	5/15/30	30,320	30,255
	Anthem Inc.	2.550%	3/15/31	22,629	23,146
	Anthem Inc.	5.950%	12/15/34	1,671	2,274
	Anthem Inc.	5.850%	1/15/36	3,708	4,965
	Anthem Inc.	6.375%	6/15/37	4,650	6,592
	Anthem Inc.	4.625%	5/15/42	18,160	22,614
	Anthem Inc.	4.650%	1/15/43	13,061	16,308
	Anthem Inc.	5.100%	1/15/44	9,602	12,675
	Anthem Inc.	4.650%	8/15/44	12,402	15,532
	Anthem Inc.	4.375%	12/1/47	22,796	27,940
	Anthem Inc.	4.550%	3/1/48	7,075	8,850
	Anthem Inc.	3.700%	9/15/49	10,775	12,033
	Anthem Inc.	3.125%	5/15/50	7,445	7,666
	Anthem Inc.	3.600%	3/15/51	7,513	8,353
	Anthem Inc.	4.850%	8/15/54	4,325	5,609
[3]	Ascension Health	2.532%	11/15/29	16,624	17,318
[3]	Ascension Health	3.106%	11/15/39	11,133	11,861
	Ascension Health	3.945%	11/15/46	7,850	9,671
[3]	Ascension Health	4.847%	11/15/53	9,550	13,581
	AstraZeneca Finance LLC	0.700%	5/28/24	10,250	10,171
	AstraZeneca Finance LLC	1.200%	5/28/26	9,025	8,915

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca Finance LLC	1.750%	5/28/28	17,171	17,061
	AstraZeneca Finance LLC	2.250%	5/28/31	9,110	9,207
	AstraZeneca plc	0.300%	5/26/23	5,687	5,655
	AstraZeneca plc	3.500%	8/17/23	12,785	13,336
	AstraZeneca plc	3.375%	11/16/25	27,556	29,568
	AstraZeneca plc	0.700%	4/8/26	21,336	20,637
	AstraZeneca plc	3.125%	6/12/27	9,524	10,212
	AstraZeneca plc	4.000%	1/17/29	15,387	17,347
	AstraZeneca plc	1.375%	8/6/30	15,479	14,610
	AstraZeneca plc	6.450%	9/15/37	34,514	50,888
	AstraZeneca plc	4.000%	9/18/42	15,974	19,046
	AstraZeneca plc	4.375%	11/16/45	11,097	14,184
	AstraZeneca plc	4.375%	8/17/48	3,112	4,014
	AstraZeneca plc	2.125%	8/6/50	12,210	10,853
	AstraZeneca plc	3.000%	5/28/51	16,796	17,669
	Banner Health	2.338%	1/1/30	6,600	6,683
	Banner Health	1.897%	1/1/31	2,325	2,253
	Banner Health	2.907%	1/1/42	3,675	3,731
[3]	Banner Health	3.181%	1/1/50	4,000	4,244
	Banner Health	2.913%	1/1/51	4,525	4,598
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,725	3,478
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,200	7,783
	Baxalta Inc.	3.600%	6/23/22	1,627	1,641
	Baxalta Inc.	4.000%	6/23/25	14,365	15,475
	Baxalta Inc.	5.250%	6/23/45	5,209	6,927
[7]	Baxter International Inc.	0.868%	12/1/23	13,100	13,047
[7]	Baxter International Inc.	1.322%	11/29/24	20,255	20,238
	Baxter International Inc.	2.600%	8/15/26	7,408	7,692
[7]	Baxter International Inc.	1.915%	2/1/27	21,400	21,484
[7]	Baxter International Inc.	2.272%	12/1/28	18,785	18,935
	Baxter International Inc.	3.950%	4/1/30	7,127	7,953
	Baxter International Inc.	1.730%	4/1/31	11,234	10,742
[7]	Baxter International Inc.	2.539%	2/1/32	27,010	27,288
	Baxter International Inc.	3.500%	8/15/46	4,000	4,355
[7]	Baxter International Inc.	3.132%	12/1/51	17,605	18,161
[3]	BayCare Health System Inc.	3.831%	11/15/50	3,030	3,606
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	5,615	5,418
	Baylor Scott & White Holdings	4.185%	11/15/45	8,064	9,876
	Baylor Scott & White Holdings	3.967%	11/15/46	1,238	1,473
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	11,400	11,374
	Becton Dickinson & Co.	3.363%	6/6/24	10,635	11,135
	Becton Dickinson & Co.	3.734%	12/15/24	5,953	6,332
	Becton Dickinson & Co.	3.700%	6/6/27	37,311	40,685
	Becton Dickinson & Co.	2.823%	5/20/30	2,205	2,283
	Becton Dickinson & Co.	1.957%	2/11/31	13,750	13,253
	Becton Dickinson & Co.	4.875%	5/15/44	1,428	1,691
	Becton Dickinson & Co.	4.685%	12/15/44	8,786	11,047
	Becton Dickinson & Co.	4.669%	6/6/47	20,262	25,535
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,575	2,555
	Biogen Inc.	4.050%	9/15/25	21,572	23,423
	Biogen Inc.	2.250%	5/1/30	29,921	29,486
	Biogen Inc.	3.150%	5/1/50	26,749	26,068
[7]	Biogen Inc.	3.250%	2/15/51	17,146	16,993
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,966	5,386

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,275	4,189
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,025	4,205
	Boston Scientific Corp.	3.450%	3/1/24	10,745	11,239
	Boston Scientific Corp.	3.850%	5/15/25	3,119	3,354
	Boston Scientific Corp.	1.900%	6/1/25	8,352	8,457
	Boston Scientific Corp.	3.750%	3/1/26	21,033	22,646
	Boston Scientific Corp.	4.000%	3/1/29	23,556	26,160
	Boston Scientific Corp.	2.650%	6/1/30	14,867	15,146
	Boston Scientific Corp.	6.750%	11/15/35	6,515	9,067
	Boston Scientific Corp.	4.550%	3/1/39	13,167	15,745
	Boston Scientific Corp.	7.375%	1/15/40	4,770	7,438
	Boston Scientific Corp.	4.700%	3/1/49	18,530	23,535
	Bristol-Myers Squibb Co.	2.750%	2/15/23	8,625	8,809
	Bristol-Myers Squibb Co.	3.250%	2/20/23	11,332	11,636
	Bristol-Myers Squibb Co.	3.250%	11/1/23	6,125	6,394
	Bristol-Myers Squibb Co.	0.537%	11/13/23	8,875	8,830
	Bristol-Myers Squibb Co.	3.625%	5/15/24	515	543
	Bristol-Myers Squibb Co.	2.900%	7/26/24	63,262	66,134
	Bristol-Myers Squibb Co.	3.875%	8/15/25	31,418	34,014
	Bristol-Myers Squibb Co.	0.750%	11/13/25	12,225	11,953
	Bristol-Myers Squibb Co.	3.200%	6/15/26	60,574	65,037
	Bristol-Myers Squibb Co.	3.250%	2/27/27	810	876
	Bristol-Myers Squibb Co.	1.125%	11/13/27	2,865	2,790
	Bristol-Myers Squibb Co.	3.450%	11/15/27	28,262	30,905
	Bristol-Myers Squibb Co.	3.900%	2/20/28	26,026	29,021
	Bristol-Myers Squibb Co.	3.400%	7/26/29	63,755	69,735
	Bristol-Myers Squibb Co.	1.450%	11/13/30	15,425	14,687
	Bristol-Myers Squibb Co.	4.125%	6/15/39	25,710	30,410
	Bristol-Myers Squibb Co.	2.350%	11/13/40	9,140	8,653
	Bristol-Myers Squibb Co.	3.250%	8/1/42	4,926	5,256
	Bristol-Myers Squibb Co.	4.500%	3/1/44	2,588	3,251
	Bristol-Myers Squibb Co.	4.625%	5/15/44	11,080	14,135
	Bristol-Myers Squibb Co.	5.000%	8/15/45	28,522	37,983
	Bristol-Myers Squibb Co.	4.350%	11/15/47	14,869	18,435
	Bristol-Myers Squibb Co.	4.550%	2/20/48	17,976	22,977
	Bristol-Myers Squibb Co.	4.250%	10/26/49	43,649	53,991
	Bristol-Myers Squibb Co.	2.550%	11/13/50	11,920	11,304
	Cardinal Health Inc.	3.200%	3/15/23	5,934	6,087
	Cardinal Health Inc.	3.079%	6/15/24	11,380	11,802
	Cardinal Health Inc.	3.500%	11/15/24	3,460	3,648
	Cardinal Health Inc.	3.750%	9/15/25	6,587	7,066
	Cardinal Health Inc.	3.410%	6/15/27	8,259	8,866
	Cardinal Health Inc.	4.600%	3/15/43	5,815	6,713
	Cardinal Health Inc.	4.500%	11/15/44	5,314	6,010
	Cardinal Health Inc.	4.900%	9/15/45	5,695	6,843
	Cardinal Health Inc.	4.368%	6/15/47	7,285	8,226
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	6,886	7,056
	Celgene Corp.	3.450%	11/15/27	275	297
	Children's Health System of Texas	2.511%	8/15/50	5,808	5,461
[3]	Children's Hospital	2.928%	7/15/50	5,150	5,060
[3]	Children's Hospital Corp.	4.115%	1/1/47	2,975	3,658
[3]	Children's Hospital Corp.	2.585%	2/1/50	3,700	3,550
	Children's Hospital Medical Center	4.268%	5/15/44	4,050	5,088
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	6,220	6,068

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CHRISTUS Health	4.341%	7/1/28	6,750	7,609
[3]	Cigna Corp.	3.000%	7/15/23	25,656	26,400
	Cigna Corp.	3.750%	7/15/23	5,425	5,646
[3]	Cigna Corp.	3.500%	6/15/24	9,043	9,492
[3]	Cigna Corp.	3.250%	4/15/25	10,464	11,025
	Cigna Corp.	4.125%	11/15/25	22,224	24,332
[3]	Cigna Corp.	4.500%	2/25/26	23,009	25,495
	Cigna Corp.	1.250%	3/15/26	7,730	7,630
[3]	Cigna Corp.	3.400%	3/1/27	27,988	30,117
[3]	Cigna Corp.	7.875%	5/15/27	985	1,270
[3]	Cigna Corp.	3.050%	10/15/27	8,601	9,136
	Cigna Corp.	4.375%	10/15/28	32,313	36,734
	Cigna Corp.	2.400%	3/15/30	43,120	43,417
	Cigna Corp.	2.375%	3/15/31	20,748	20,833
	Cigna Corp.	4.800%	8/15/38	30,636	37,656
	Cigna Corp.	3.200%	3/15/40	16,966	17,523
[3]	Cigna Corp.	6.125%	11/15/41	5,782	8,280
[3]	Cigna Corp.	5.375%	2/15/42	633	802
[3]	Cigna Corp.	4.800%	7/15/46	24,056	30,365
[3]	Cigna Corp.	3.875%	10/15/47	18,294	20,310
	Cigna Corp.	4.900%	12/15/48	27,777	35,867
	Cigna Corp.	3.400%	3/15/50	22,693	23,670
	Cigna Corp.	3.400%	3/15/51	6,930	7,286
[3]	City of Hope	5.623%	11/15/43	2,040	2,859
[3]	City of Hope	4.378%	8/15/48	9,600	11,984
	CommonSpirit Health	2.760%	10/1/24	8,618	8,900
	CommonSpirit Health	1.547%	10/1/25	5,912	5,862
	CommonSpirit Health	3.347%	10/1/29	13,116	13,943
	CommonSpirit Health	2.782%	10/1/30	5,301	5,436
[3]	CommonSpirit Health	4.350%	11/1/42	5,880	6,726
	CommonSpirit Health	3.817%	10/1/49	6,400	7,345
	CommonSpirit Health	4.187%	10/1/49	6,587	7,681
	CommonSpirit Health	3.910%	10/1/50	7,334	8,179
[3]	Community Health Network Inc.	3.099%	5/1/50	11,500	11,470
[3]	Cottage Health Obligated Group	3.304%	11/1/49	6,350	6,800
	CVS Health Corp.	2.750%	12/1/22	20,750	21,039
	CVS Health Corp.	4.750%	12/1/22	7,245	7,434
	CVS Health Corp.	3.375%	8/12/24	18,363	19,300
	CVS Health Corp.	2.625%	8/15/24	2,703	2,800
	CVS Health Corp.	3.875%	7/20/25	43,151	46,414
	CVS Health Corp.	2.875%	6/1/26	46,248	48,446
	CVS Health Corp.	3.000%	8/15/26	25,757	27,129
	CVS Health Corp.	3.625%	4/1/27	5,072	5,502
	CVS Health Corp.	6.250%	6/1/27	2,850	3,447
	CVS Health Corp.	1.300%	8/21/27	27,198	26,398
	CVS Health Corp.	4.300%	3/25/28	41,559	46,669
	CVS Health Corp.	3.250%	8/15/29	34,691	36,984
	CVS Health Corp.	3.750%	4/1/30	23,811	26,148
	CVS Health Corp.	1.750%	8/21/30	25,573	24,407
	CVS Health Corp.	1.875%	2/28/31	7,499	7,195
	CVS Health Corp.	2.125%	9/15/31	13,020	12,762
	CVS Health Corp.	4.875%	7/20/35	10,565	12,959
	CVS Health Corp.	4.780%	3/25/38	70,842	86,319
	CVS Health Corp.	6.125%	9/15/39	5,357	7,456
	CVS Health Corp.	4.125%	4/1/40	20,526	23,500

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	2.700%	8/21/40	16,743	16,081
	CVS Health Corp.	5.300%	12/5/43	20,595	27,146
	CVS Health Corp.	5.125%	7/20/45	57,696	75,019
	CVS Health Corp.	5.050%	3/25/48	90,690	118,663
	CVS Health Corp.	4.250%	4/1/50	18,939	22,870
	Danaher Corp.	3.350%	9/15/25	6,569	7,003
	Danaher Corp.	4.375%	9/15/45	6,773	8,369
	Danaher Corp.	2.600%	10/1/50	5,850	5,573
	Danaher Corp.	2.800%	12/10/51	4,000	3,957
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	5,550
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	9,868	10,419
	DH Europe Finance II Sarl	2.200%	11/15/24	8,100	8,283
	DH Europe Finance II Sarl	2.600%	11/15/29	11,785	12,166
	DH Europe Finance II Sarl	3.250%	11/15/39	11,146	11,870
	DH Europe Finance II Sarl	3.400%	11/15/49	5,603	6,105
	Dignity Health	3.812%	11/1/24	4,675	4,947
	Dignity Health	4.500%	11/1/42	6,925	8,203
	Dignity Health	5.267%	11/1/64	2,200	3,074
[3]	Duke University Health System Inc.	3.920%	6/1/47	6,905	8,223
	Edwards Lifesciences Corp.	4.300%	6/15/28	6,348	7,138
	Eli Lilly & Co.	2.750%	6/1/25	6,701	7,017
	Eli Lilly & Co.	3.375%	3/15/29	5,829	6,395
	Eli Lilly & Co.	3.950%	3/15/49	10,340	12,713
	Eli Lilly & Co.	2.250%	5/15/50	12,985	11,948
	Eli Lilly & Co.	2.500%	9/15/60	17,100	16,038
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,350	2,724
	Gilead Sciences Inc.	2.500%	9/1/23	16,090	16,480
	Gilead Sciences Inc.	0.750%	9/29/23	6,000	5,973
	Gilead Sciences Inc.	3.700%	4/1/24	34,131	35,857
	Gilead Sciences Inc.	3.500%	2/1/25	27,238	28,822
	Gilead Sciences Inc.	3.650%	3/1/26	26,569	28,653
	Gilead Sciences Inc.	2.950%	3/1/27	19,643	20,692
	Gilead Sciences Inc.	1.200%	10/1/27	5,800	5,606
	Gilead Sciences Inc.	1.650%	10/1/30	1,563	1,499
	Gilead Sciences Inc.	4.600%	9/1/35	14,729	17,843
	Gilead Sciences Inc.	4.000%	9/1/36	10,657	12,260
	Gilead Sciences Inc.	2.600%	10/1/40	5,080	4,871
	Gilead Sciences Inc.	5.650%	12/1/41	12,087	16,608
	Gilead Sciences Inc.	4.800%	4/1/44	27,994	35,385
	Gilead Sciences Inc.	4.500%	2/1/45	32,014	39,131
	Gilead Sciences Inc.	4.750%	3/1/46	14,881	18,859
	Gilead Sciences Inc.	4.150%	3/1/47	6,195	7,303
	Gilead Sciences Inc.	2.800%	10/1/50	17,250	16,700
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	11,276	11,555
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	16,245	16,825
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	20,195	21,734
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	29,275	32,718
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	6,899	9,137
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	29,198	43,014
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,430	6,612
	GlaxoSmithKline Capital plc	0.534%	10/1/23	12,611	12,558
	GlaxoSmithKline Capital plc	3.000%	6/1/24	14,748	15,404
	GlaxoSmithKline Capital plc	3.375%	6/1/29	11,577	12,614
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	5,403	5,293

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,375	7,880
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	6,400	6,440
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	4,078
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	4,978	5,248
	HCA Inc.	4.750%	5/1/23	15,377	16,113
	HCA Inc.	5.000%	3/15/24	28,513	30,674
	HCA Inc.	5.250%	4/15/25	26,367	29,212
	HCA Inc.	5.250%	6/15/26	32,332	36,370
	HCA Inc.	4.500%	2/15/27	7,787	8,594
	HCA Inc.	4.125%	6/15/29	24,078	26,548
	HCA Inc.	2.375%	7/15/31	10,000	9,840
	HCA Inc.	5.125%	6/15/39	18,719	23,151
	HCA Inc.	5.500%	6/15/47	20,739	27,218
	HCA Inc.	5.250%	6/15/49	19,912	25,669
	HCA Inc.	3.500%	7/15/51	20,000	20,503
	Humana Inc.	3.150%	12/1/22	9,854	10,015
	Humana Inc.	2.900%	12/15/22	7,788	7,939
	Humana Inc.	0.650%	8/3/23	10,540	10,491
	Humana Inc.	3.850%	10/1/24	9,999	10,616
	Humana Inc.	4.500%	4/1/25	2,776	3,029
	Humana Inc.	1.350%	2/3/27	7,000	6,810
	Humana Inc.	3.950%	3/15/27	4,540	4,964
	Humana Inc.	3.125%	8/15/29	5,805	6,074
	Humana Inc.	4.875%	4/1/30	5,775	6,775
	Humana Inc.	2.150%	2/3/32	11,740	11,372
	Humana Inc.	4.625%	12/1/42	13,867	17,072
	Humana Inc.	4.950%	10/1/44	4,277	5,516
	Humana Inc.	4.800%	3/15/47	6,290	7,971
	Humana Inc.	3.950%	8/15/49	1,575	1,803
	IHC Health Services Inc.	4.131%	5/15/48	5,185	6,482
	Illumina Inc.	0.550%	3/23/23	2,167	2,156
	Illumina Inc.	2.550%	3/23/31	6,196	6,206
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	6,775	8,218
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	4,000	4,029
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,750	8,862
[3]	Iowa Health System	3.665%	2/15/50	7,625	8,667
	Johns Hopkins Health System Corp.	3.837%	5/15/46	8,100	9,687
	Johnson & Johnson	2.050%	3/1/23	7,010	7,112
	Johnson & Johnson	3.375%	12/5/23	8,273	8,686
	Johnson & Johnson	2.625%	1/15/25	13,454	14,051
	Johnson & Johnson	0.550%	9/1/25	14,638	14,278
	Johnson & Johnson	2.450%	3/1/26	26,550	27,676
	Johnson & Johnson	2.950%	3/3/27	19,089	20,429
	Johnson & Johnson	0.950%	9/1/27	7,573	7,408
	Johnson & Johnson	2.900%	1/15/28	26,063	27,799
	Johnson & Johnson	6.950%	9/1/29	3,395	4,648
	Johnson & Johnson	1.300%	9/1/30	19,385	18,665
	Johnson & Johnson	4.950%	5/15/33	8,258	10,609
	Johnson & Johnson	4.375%	12/5/33	19,010	23,367
	Johnson & Johnson	3.550%	3/1/36	14,076	16,095
	Johnson & Johnson	3.625%	3/3/37	19,795	22,791
	Johnson & Johnson	5.950%	8/15/37	12,812	18,479
	Johnson & Johnson	3.400%	1/15/38	13,150	14,719

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.100%	9/1/40	21,582	20,444
	Johnson & Johnson	4.500%	9/1/40	5,862	7,534
	Johnson & Johnson	4.850%	5/15/41	1,640	2,188
	Johnson & Johnson	4.500%	12/5/43	16,053	20,435
	Johnson & Johnson	3.700%	3/1/46	20,079	23,651
	Johnson & Johnson	3.750%	3/3/47	10,761	12,805
	Johnson & Johnson	3.500%	1/15/48	7,302	8,394
	Johnson & Johnson	2.450%	9/1/60	7,910	7,478
	Kaiser Foundation Hospitals	3.150%	5/1/27	8,309	8,858
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	10,710	10,761
	Kaiser Foundation Hospitals	4.875%	4/1/42	10,017	13,225
	Kaiser Foundation Hospitals	4.150%	5/1/47	16,615	20,560
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	17,411	18,771
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	6,475	6,675
	Koninklijke Philips NV	6.875%	3/11/38	5,655	8,253
	Koninklijke Philips NV	5.000%	3/15/42	11,299	14,334
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,850	2,980
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,165	10,641
	Laboratory Corp. of America Holdings	2.300%	12/1/24	7,310	7,498
	Laboratory Corp. of America Holdings	3.600%	2/1/25	7,875	8,317
	Laboratory Corp. of America Holdings	1.550%	6/1/26	3,224	3,191
	Laboratory Corp. of America Holdings	3.600%	9/1/27	7,325	7,936
	Laboratory Corp. of America Holdings	2.950%	12/1/29	8,852	9,211
	Laboratory Corp. of America Holdings	2.700%	6/1/31	6,125	6,243
	Laboratory Corp. of America Holdings	4.700%	2/1/45	13,456	16,431
[3]	Mass General Brigham Inc.	3.765%	7/1/48	875	1,010
[3]	Mass General Brigham Inc.	3.192%	7/1/49	8,400	8,877
[3]	Mass General Brigham Inc.	4.117%	7/1/55	3,125	3,889
[3]	Mass General Brigham Inc.	3.342%	7/1/60	12,965	14,155
[3]	Mayo Clinic	3.774%	11/15/43	6,741	7,815
[3]	Mayo Clinic	4.000%	11/15/47	3,425	4,149
[3]	Mayo Clinic	4.128%	11/15/52	2,635	3,342
[3]	Mayo Clinic	3.196%	11/15/61	6,590	7,039
	McKesson Corp.	2.700%	12/15/22	6,075	6,160
	McKesson Corp.	2.850%	3/15/23	650	662
	McKesson Corp.	3.796%	3/15/24	13,157	13,821
	McKesson Corp.	0.900%	12/3/25	6,170	5,984
[3]	MedStar Health Inc.	3.626%	8/15/49	4,050	4,459
	Medtronic Inc.	3.500%	3/15/25	16,878	17,986
	Medtronic Inc.	4.375%	3/15/35	38,961	47,981
	Medtronic Inc.	4.625%	3/15/45	22,630	29,685
	Memorial Health Services	3.447%	11/1/49	7,300	8,178
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	4,560	6,095
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,750	2,811
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,765	16,043
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	3,010	3,857
	Merck & Co. Inc.	2.800%	5/18/23	30,299	31,200
	Merck & Co. Inc.	2.900%	3/7/24	6,853	7,139
	Merck & Co. Inc.	2.750%	2/10/25	31,473	32,946
	Merck & Co. Inc.	0.750%	2/24/26	13,440	13,165
	Merck & Co. Inc.	1.700%	6/10/27	17,500	17,617
	Merck & Co. Inc.	1.900%	12/10/28	7,000	7,030
	Merck & Co. Inc.	3.400%	3/7/29	26,558	28,957
	Merck & Co. Inc.	1.450%	6/24/30	6,695	6,404
	Merck & Co. Inc.	2.150%	12/10/31	10,725	10,757

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	6.500%	12/1/33	10,222	14,767
	Merck & Co. Inc.	3.900%	3/7/39	17,785	20,846
	Merck & Co. Inc.	2.350%	6/24/40	18,232	17,426
	Merck & Co. Inc.	3.600%	9/15/42	11,579	13,065
	Merck & Co. Inc.	4.150%	5/18/43	15,447	18,756
	Merck & Co. Inc.	3.700%	2/10/45	27,442	31,548
	Merck & Co. Inc.	4.000%	3/7/49	17,023	20,717
	Merck & Co. Inc.	2.450%	6/24/50	16,660	15,729
	Merck & Co. Inc.	2.750%	12/10/51	21,500	21,392
	Merck & Co. Inc.	2.900%	12/10/61	15,225	15,189
[3]	Mercy Health	4.302%	7/1/28	3,125	3,513
[3]	Methodist Hospital	2.705%	12/1/50	6,975	6,777
[3]	MidMichigan Health	3.409%	6/1/50	4,175	4,434
[3]	Montefiore Obligated Group	5.246%	11/1/48	9,900	10,718
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	3,625	4,174
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	6,737	7,308
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	8,100	8,384
	MultiCare Health System	2.803%	8/15/50	3,895	3,810
	Mylan Inc.	4.200%	11/29/23	14,549	15,258
	Mylan Inc.	4.550%	4/15/28	8,966	10,043
	Mylan Inc.	5.400%	11/29/43	7,324	9,068
	Mylan Inc.	5.200%	4/15/48	10,910	13,511
	New York & Presbyterian Hospital	2.256%	8/1/40	4,600	4,358
	New York & Presbyterian Hospital	4.024%	8/1/45	8,376	10,250
	New York & Presbyterian Hospital	4.063%	8/1/56	4,925	6,396
	New York & Presbyterian Hospital	2.606%	8/1/60	4,632	4,425
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	7,107	8,584
	Northwell Healthcare Inc.	3.979%	11/1/46	9,775	11,178
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	13,691
	Northwell Healthcare Inc.	3.809%	11/1/49	5,684	6,285
	Novant Health Inc.	2.637%	11/1/36	7,000	7,058
	Novant Health Inc.	3.168%	11/1/51	11,000	11,564
	Novant Health Inc.	3.318%	11/1/61	8,500	9,156
	Novartis Capital Corp.	3.400%	5/6/24	19,108	20,163
	Novartis Capital Corp.	1.750%	2/14/25	17,183	17,450
	Novartis Capital Corp.	3.000%	11/20/25	18,103	19,187
	Novartis Capital Corp.	2.000%	2/14/27	18,866	19,216
	Novartis Capital Corp.	3.100%	5/17/27	17,159	18,354
	Novartis Capital Corp.	2.200%	8/14/30	20,515	20,827
	Novartis Capital Corp.	3.700%	9/21/42	9,021	10,409
	Novartis Capital Corp.	4.400%	5/6/44	23,207	29,739
	Novartis Capital Corp.	4.000%	11/20/45	18,273	22,174
	Novartis Capital Corp.	2.750%	8/14/50	11,928	12,080
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	4,730	4,419
[3]	NYU Langone Hospitals	5.750%	7/1/43	4,840	6,930
	NYU Langone Hospitals	4.784%	7/1/44	4,116	5,209
[3]	NYU Langone Hospitals	4.368%	7/1/47	5,790	6,873
[3]	NYU Langone Hospitals	3.380%	7/1/55	8,350	8,611
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,183	3,114
	OhioHealth Corp.	2.297%	11/15/31	5,500	5,530
	OhioHealth Corp.	2.834%	11/15/41	5,000	5,101
[3]	OhioHealth Corp.	3.042%	11/15/50	5,135	5,369
	Orlando Health Obligated Group	4.089%	10/1/48	3,755	4,519

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando Health Obligated Group	3.327%	10/1/50	3,745	3,912
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	2,825	2,810
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	4,575	6,079
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	7,025	7,261
	PerkinElmer Inc.	0.550%	9/15/23	3,092	3,068
	PerkinElmer Inc.	0.850%	9/15/24	7,500	7,395
	PerkinElmer Inc.	1.900%	9/15/28	6,087	5,983
	PerkinElmer Inc.	3.300%	9/15/29	13,572	14,447
	PerkinElmer Inc.	2.550%	3/15/31	6,000	6,051
	PerkinElmer Inc.	2.250%	9/15/31	8,300	8,084
	PerkinElmer Inc.	3.625%	3/15/51	5,000	5,420
	Pfizer Inc.	3.000%	6/15/23	7,838	8,105
	Pfizer Inc.	3.200%	9/15/23	7,800	8,112
	Pfizer Inc.	2.950%	3/15/24	8,600	8,952
	Pfizer Inc.	3.400%	5/15/24	7,665	8,116
	Pfizer Inc.	0.800%	5/28/25	7,382	7,291
	Pfizer Inc.	2.750%	6/3/26	32,718	34,703
	Pfizer Inc.	3.000%	12/15/26	14,123	15,216
	Pfizer Inc.	3.600%	9/15/28	7,567	8,412
	Pfizer Inc.	3.450%	3/15/29	33,271	36,691
	Pfizer Inc.	2.625%	4/1/30	17,963	18,874
	Pfizer Inc.	1.700%	5/28/30	14,997	14,669
	Pfizer Inc.	1.750%	8/18/31	14,765	14,441
	Pfizer Inc.	4.000%	12/15/36	16,089	19,075
	Pfizer Inc.	4.100%	9/15/38	12,297	14,627
	Pfizer Inc.	3.900%	3/15/39	8,054	9,422
	Pfizer Inc.	7.200%	3/15/39	17,389	27,996
	Pfizer Inc.	2.550%	5/28/40	12,225	12,158
	Pfizer Inc.	5.600%	9/15/40	1,765	2,469
	Pfizer Inc.	4.300%	6/15/43	9,496	11,679
	Pfizer Inc.	4.400%	5/15/44	18,449	23,096
	Pfizer Inc.	4.125%	12/15/46	16,484	20,374
	Pfizer Inc.	4.200%	9/15/48	17,625	22,159
	Pfizer Inc.	4.000%	3/15/49	8,492	10,410
	Pfizer Inc.	2.700%	5/28/50	20,345	20,490
	Pharmacia LLC	6.600%	12/1/28	9,594	12,454
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	4,100	3,983
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,948
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,500	4,398
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	4,699	4,926
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	8,001	8,258
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	5,617	6,407
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,850	5,715
	Quest Diagnostics Inc.	4.250%	4/1/24	3,565	3,771
	Quest Diagnostics Inc.	3.500%	3/30/25	6,070	6,419
	Quest Diagnostics Inc.	3.450%	6/1/26	8,424	9,015
	Quest Diagnostics Inc.	4.200%	6/30/29	5,790	6,543
	Quest Diagnostics Inc.	2.950%	6/30/30	15,040	15,679
	Quest Diagnostics Inc.	2.800%	6/30/31	10,857	11,213
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,730
	Quest Diagnostics Inc.	4.700%	3/30/45	2,898	3,617
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	4,282

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,327	15,451
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	12,216	11,477
	Royalty Pharma plc	0.750%	9/2/23	12,850	12,767
	Royalty Pharma plc	1.200%	9/2/25	17,093	16,790
	Royalty Pharma plc	1.750%	9/2/27	14,100	13,865
	Royalty Pharma plc	2.200%	9/2/30	15,283	14,801
	Royalty Pharma plc	2.150%	9/2/31	4,395	4,193
	Royalty Pharma plc	3.300%	9/2/40	9,700	9,671
	Royalty Pharma plc	3.550%	9/2/50	15,516	15,407
	Royalty Pharma plc	3.350%	9/2/51	6,313	6,069
[3]	Rush Obligated Group	3.922%	11/15/29	4,325	4,835
	RWJ Barnabas Health Inc.	3.949%	7/1/46	6,706	7,941
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,260	2,519
	Sanofi	3.375%	6/19/23	15,300	15,856
	Sanofi	3.625%	6/19/28	16,345	18,393
[3]	Seattle Children's Hospital	2.719%	10/1/50	8,000	7,805
[3]	Sharp HealthCare	2.680%	8/1/50	3,905	3,747
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	49,485	50,883
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	64,108	68,022
	Smith & Nephew plc	2.032%	10/14/30	13,366	12,912
[3]	Spectrum Health System Obligated Group	3.487%	7/15/49	3,912	4,326
[3]	SSM Health Care Corp.	3.688%	6/1/23	8,575	8,845
[3]	SSM Health Care Corp.	3.823%	6/1/27	5,200	5,708
[3]	Stanford Health Care	3.310%	8/15/30	371	403
[3]	Stanford Health Care	3.795%	11/15/48	7,491	8,882
	Stanford Health Care	3.027%	8/15/51	4,630	4,837
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	4,413	4,465
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	12,041	13,123
	Stryker Corp.	3.375%	5/15/24	13,747	14,377
	Stryker Corp.	1.150%	6/15/25	8,050	7,988
	Stryker Corp.	3.375%	11/1/25	13,945	14,857
	Stryker Corp.	3.500%	3/15/26	11,515	12,337
	Stryker Corp.	3.650%	3/7/28	7,702	8,375
	Stryker Corp.	1.950%	6/15/30	12,889	12,599
	Stryker Corp.	4.100%	4/1/43	5,095	5,974
	Stryker Corp.	4.375%	5/15/44	7,695	9,355
	Stryker Corp.	4.625%	3/15/46	5,820	7,465
	Stryker Corp.	2.900%	6/15/50	8,675	8,759
[3]	Sutter Health	1.321%	8/15/25	3,725	3,711
[3]	Sutter Health	3.695%	8/15/28	4,450	4,901
[3]	Sutter Health	2.294%	8/15/30	9,050	9,048
[3]	Sutter Health	3.161%	8/15/40	5,250	5,356
[3]	Sutter Health	4.091%	8/15/48	4,950	5,820
[3]	Sutter Health	3.361%	8/15/50	8,300	8,697
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	21,609	22,868
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	27,630	32,462
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	25,685	25,040
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	19,228	19,362
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	42,467	43,053
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	14,999	15,585
	Texas Health Resources	2.328%	11/15/50	4,780	4,299
[3]	Texas Health Resources	4.330%	11/15/55	2,843	3,778
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	10,100	10,067
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	10,383	10,375
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	10,025	10,765

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	14,210	14,120
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	9,276	9,624
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	17,500	17,251
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	20,100	20,297
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	7,318	10,152
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	8,050	10,024
[3]	Toledo Hospital	5.325%	11/15/28	5,025	5,647
	Toledo Hospital	5.750%	11/15/38	6,204	7,223
	Toledo Hospital	6.015%	11/15/48	4,989	6,097
[3]	Trinity Health Corp.	2.632%	12/1/40	2,900	2,841
	Trinity Health Corp.	4.125%	12/1/45	7,165	8,632
[3]	Trinity Health Corp.	3.434%	12/1/48	2,788	3,029
	UnitedHealth Group Inc.	2.750%	2/15/23	17,513	17,828
	UnitedHealth Group Inc.	2.875%	3/15/23	5,845	6,000
	UnitedHealth Group Inc.	3.500%	6/15/23	5,675	5,896
	UnitedHealth Group Inc.	3.500%	2/15/24	8,342	8,785
	UnitedHealth Group Inc.	2.375%	8/15/24	5,481	5,675
	UnitedHealth Group Inc.	3.750%	7/15/25	14,505	15,736
	UnitedHealth Group Inc.	3.700%	12/15/25	6,991	7,615
	UnitedHealth Group Inc.	1.250%	1/15/26	8,550	8,516
	UnitedHealth Group Inc.	3.100%	3/15/26	9,497	10,152
	UnitedHealth Group Inc.	1.150%	5/15/26	2,975	2,944
	UnitedHealth Group Inc.	3.450%	1/15/27	9,136	9,956
	UnitedHealth Group Inc.	3.375%	4/15/27	40,062	43,490
	UnitedHealth Group Inc.	2.950%	10/15/27	9,163	9,795
	UnitedHealth Group Inc.	3.850%	6/15/28	5,234	5,839
	UnitedHealth Group Inc.	3.875%	12/15/28	5,224	5,862
	UnitedHealth Group Inc.	2.875%	8/15/29	21,942	23,225
	UnitedHealth Group Inc.	2.000%	5/15/30	15,083	14,971
	UnitedHealth Group Inc.	2.300%	5/15/31	25,982	26,397
	UnitedHealth Group Inc.	4.625%	7/15/35	13,132	16,334
	UnitedHealth Group Inc.	5.800%	3/15/36	7,908	10,897
	UnitedHealth Group Inc.	6.500%	6/15/37	5,705	8,410
	UnitedHealth Group Inc.	6.625%	11/15/37	12,189	18,126
	UnitedHealth Group Inc.	6.875%	2/15/38	23,346	35,831
	UnitedHealth Group Inc.	3.500%	8/15/39	22,390	24,753
	UnitedHealth Group Inc.	2.750%	5/15/40	14,185	14,310
	UnitedHealth Group Inc.	5.700%	10/15/40	2,986	4,161
	UnitedHealth Group Inc.	5.950%	2/15/41	6,625	9,463
	UnitedHealth Group Inc.	3.050%	5/15/41	14,950	15,612
	UnitedHealth Group Inc.	4.625%	11/15/41	12,134	15,233
	UnitedHealth Group Inc.	4.375%	3/15/42	1,780	2,165
	UnitedHealth Group Inc.	3.950%	10/15/42	18,353	21,400
	UnitedHealth Group Inc.	4.250%	3/15/43	7,891	9,565
	UnitedHealth Group Inc.	4.750%	7/15/45	16,530	21,631
	UnitedHealth Group Inc.	4.200%	1/15/47	15,120	18,421
	UnitedHealth Group Inc.	4.250%	4/15/47	11,835	14,487
	UnitedHealth Group Inc.	3.750%	10/15/47	9,969	11,460
	UnitedHealth Group Inc.	4.250%	6/15/48	21,685	26,852
	UnitedHealth Group Inc.	4.450%	12/15/48	4,308	5,507
	UnitedHealth Group Inc.	3.700%	8/15/49	16,649	19,219
	UnitedHealth Group Inc.	2.900%	5/15/50	14,510	14,806
	UnitedHealth Group Inc.	3.250%	5/15/51	23,620	25,579
	UnitedHealth Group Inc.	3.875%	8/15/59	13,211	15,827
	UnitedHealth Group Inc.	3.125%	5/15/60	13,099	13,564

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Universal Health Services Inc.	1.650%	9/1/26	385	379
[7]	Universal Health Services Inc.	2.650%	10/15/30	13,380	13,283
[7]	Universal Health Services Inc.	2.650%	1/15/32	190	187
[3]	UPMC	3.600%	4/3/25	6,550	6,929
	Utah Acquisition Sub Inc.	3.950%	6/15/26	33,712	36,361
	Utah Acquisition Sub Inc.	5.250%	6/15/46	18,419	22,582
	Viatris Inc.	1.650%	6/22/25	9,402	9,374
	Viatris Inc.	2.300%	6/22/27	5,235	5,281
	Viatris Inc.	2.700%	6/22/30	37,700	37,842
	Viatris Inc.	3.850%	6/22/40	16,764	17,881
	Viatris Inc.	4.000%	6/22/50	30,800	32,928
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,900	1,888
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	4,021	5,154
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	8,000	7,792
	Wyeth LLC	7.250%	3/1/23	2,400	2,568
	Wyeth LLC	6.450%	2/1/24	11,948	13,255
	Wyeth LLC	6.500%	2/1/34	11,827	16,876
	Wyeth LLC	6.000%	2/15/36	5,565	7,826
	Wyeth LLC	5.950%	4/1/37	25,044	35,242
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,300	4,916
	Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	4,742
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	6,000	5,987
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	9,550	10,001
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	20,000	20,121
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,150	2,870
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	9,000	10,727
	Zoetis Inc.	3.250%	2/1/23	15,100	15,391
	Zoetis Inc.	4.500%	11/13/25	4,528	4,989
	Zoetis Inc.	3.000%	9/12/27	14,929	15,787
	Zoetis Inc.	3.900%	8/20/28	7,700	8,562
	Zoetis Inc.	2.000%	5/15/30	13,452	13,257
	Zoetis Inc.	4.700%	2/1/43	14,155	18,035
	Zoetis Inc.	3.950%	9/12/47	7,628	9,052
	Zoetis Inc.	4.450%	8/20/48	9,196	11,761
	Zoetis Inc.	3.000%	5/15/50	2,442	2,551
					10,044,529
Industrials (2.1%)
	3M Co.	1.750%	2/14/23	8,793	8,884
[3]	3M Co.	2.250%	3/15/23	7,091	7,211
[3]	3M Co.	3.250%	2/14/24	15,174	15,870
	3M Co.	2.000%	2/14/25	10,699	10,961
	3M Co.	2.650%	4/15/25	16,225	16,933
[3]	3M Co.	3.000%	8/7/25	8,600	9,112
[3]	3M Co.	2.250%	9/19/26	14,797	15,319
	3M Co.	2.875%	10/15/27	6,864	7,317
[3]	3M Co.	3.625%	9/14/28	1,815	2,019
[3]	3M Co.	3.375%	3/1/29	15,200	16,584
	3M Co.	2.375%	8/26/29	17,871	18,337
	3M Co.	3.050%	4/15/30	5,225	5,603
[3]	3M Co.	5.700%	3/15/37	63	87
[3]	3M Co.	3.875%	6/15/44	1,401	1,635
[3]	3M Co.	3.125%	9/19/46	12,930	13,631
[3]	3M Co.	3.625%	10/15/47	10,207	11,666
[3]	3M Co.	4.000%	9/14/48	15,345	18,526

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	3M Co.	3.250%	8/26/49	6,991	7,633
	3M Co.	3.700%	4/15/50	6,454	7,637
	Acuity Brands Lighting Inc.	2.150%	12/15/30	5,665	5,520
	Allegion plc	3.500%	10/1/29	5,335	5,678
	Allegion US Holding Co. Inc.	3.200%	10/1/24	1,600	1,664
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,169	5,480
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	8,800	8,625
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	791	811
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,724	2,761
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	7,951	7,968
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,631	4,624
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,992	2,067
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	2,973	3,019
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	8,214	8,297
	Amphenol Corp.	3.200%	4/1/24	4,250	4,422
	Amphenol Corp.	2.050%	3/1/25	3,330	3,395
	Amphenol Corp.	4.350%	6/1/29	5,250	5,965
	Amphenol Corp.	2.800%	2/15/30	16,298	16,852
	Amphenol Corp.	2.200%	9/15/31	4,125	4,043
[3]	BNSF Funding Trust I	6.613%	12/15/55	600	678
	Boeing Co.	1.167%	2/4/23	15,900	15,903
	Boeing Co.	2.800%	3/1/23	9,441	9,618
	Boeing Co.	4.508%	5/1/23	38,804	40,481
	Boeing Co.	1.875%	6/15/23	13,224	13,330
	Boeing Co.	1.433%	2/4/24	30,750	30,717
	Boeing Co.	2.800%	3/1/24	4,575	4,705
	Boeing Co.	2.850%	10/30/24	7,908	8,168
	Boeing Co.	2.500%	3/1/25	2,831	2,887
	Boeing Co.	4.875%	5/1/25	49,403	54,100
	Boeing Co.	7.250%	6/15/25	675	793
	Boeing Co.	2.600%	10/30/25	4,565	4,683
	Boeing Co.	2.750%	2/1/26	9,246	9,524
	Boeing Co.	2.196%	2/4/26	74,702	74,690
	Boeing Co.	3.100%	5/1/26	10,225	10,660
	Boeing Co.	2.250%	6/15/26	7,051	7,091
	Boeing Co.	2.700%	2/1/27	14,003	14,276
	Boeing Co.	2.800%	3/1/27	6,819	6,953
	Boeing Co.	5.040%	5/1/27	28,000	31,621
	Boeing Co.	3.250%	2/1/28	14,563	15,185
	Boeing Co.	3.250%	3/1/28	5,180	5,355
	Boeing Co.	3.200%	3/1/29	10,867	11,236
	Boeing Co.	2.950%	2/1/30	12,767	12,929
	Boeing Co.	5.150%	5/1/30	65,810	76,785
	Boeing Co.	3.625%	2/1/31	26,767	28,559
	Boeing Co.	6.125%	2/15/33	6,923	8,767
	Boeing Co.	3.600%	5/1/34	27,459	28,699
	Boeing Co.	3.250%	2/1/35	14,381	14,494
	Boeing Co.	6.625%	2/15/38	4,500	6,038

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.550%	3/1/38	4,443	4,503
Boeing Co.	3.500%	3/1/39	6,584	6,624
Boeing Co.	6.875%	3/15/39	9,568	13,311
Boeing Co.	5.875%	2/15/40	7,115	9,132
Boeing Co.	5.705%	5/1/40	43,457	55,842
Boeing Co.	3.375%	6/15/46	10,200	9,830
Boeing Co.	3.650%	3/1/47	9,417	9,387
Boeing Co.	3.625%	3/1/48	4,625	4,595
Boeing Co.	3.850%	11/1/48	4,454	4,588
Boeing Co.	3.900%	5/1/49	13,090	13,713
Boeing Co.	3.750%	2/1/50	11,288	11,697
Boeing Co.	5.805%	5/1/50	70,625	95,606
Boeing Co.	3.825%	3/1/59	8,500	8,520
Boeing Co.	3.950%	8/1/59	6,455	6,709
Boeing Co.	5.930%	5/1/60	43,516	60,332
Burlington Northern Santa Fe LLC	3.000%	3/15/23	5,981	6,112
Burlington Northern Santa Fe LLC	3.850%	9/1/23	11,675	12,159
Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,867	10,392
Burlington Northern Santa Fe LLC	3.400%	9/1/24	14,354	15,148
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,150	12,772
Burlington Northern Santa Fe LLC	3.650%	9/1/25	10,895	11,733
Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,116	2,553
Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,785	6,269
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,700	5,270
Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,346	6,180
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,574	11,896
Burlington Northern Santa Fe LLC	5.050%	3/1/41	8,850	11,551
Burlington Northern Santa Fe LLC	5.400%	6/1/41	12,386	16,750
Burlington Northern Santa Fe LLC	4.950%	9/15/41	5,100	6,586
Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,571	12,921
Burlington Northern Santa Fe LLC	4.375%	9/1/42	12,897	15,719
Burlington Northern Santa Fe LLC	4.450%	3/15/43	15,792	19,484
Burlington Northern Santa Fe LLC	5.150%	9/1/43	5,308	7,126
Burlington Northern Santa Fe LLC	4.900%	4/1/44	17,049	22,321
Burlington Northern Santa Fe LLC	4.550%	9/1/44	13,181	16,576
Burlington Northern Santa Fe LLC	4.150%	4/1/45	16,896	20,260
Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,823	11,347
Burlington Northern Santa Fe LLC	3.900%	8/1/46	15,130	17,664
Burlington Northern Santa Fe LLC	4.125%	6/15/47	14,408	17,417
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,301	6,376
Burlington Northern Santa Fe LLC	4.150%	12/15/48	6,816	8,354
Burlington Northern Santa Fe LLC	3.550%	2/15/50	15,575	17,528
Burlington Northern Santa Fe LLC	3.050%	2/15/51	6,305	6,539
Burlington Northern Santa Fe LLC	3.300%	9/15/51	4,187	4,559
Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,200	8,256
Canadian National Railway Co.	2.950%	11/21/24	9,319	9,723
Canadian National Railway Co.	2.750%	3/1/26	7,947	8,325
Canadian National Railway Co.	6.900%	7/15/28	2,250	2,931
Canadian National Railway Co.	6.250%	8/1/34	1,620	2,246
Canadian National Railway Co.	6.200%	6/1/36	5,983	8,393
Canadian National Railway Co.	6.375%	11/15/37	4,348	6,207
Canadian National Railway Co.	3.200%	8/2/46	4,142	4,372
Canadian National Railway Co.	3.650%	2/3/48	21,991	24,938
Canadian National Railway Co.	4.450%	1/20/49	1,645	2,101
Canadian National Railway Co.	2.450%	5/1/50	15,850	14,768

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,516
	Canadian Pacific Railway Co.	1.350%	12/2/24	5,070	5,076
	Canadian Pacific Railway Co.	2.900%	2/1/25	7,462	7,775
	Canadian Pacific Railway Co.	1.750%	12/2/26	4,000	4,018
	Canadian Pacific Railway Co.	4.000%	6/1/28	711	793
	Canadian Pacific Railway Co.	2.050%	3/5/30	4,311	4,260
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,660	2,315
	Canadian Pacific Railway Co.	2.450%	12/2/31	19,240	19,582
	Canadian Pacific Railway Co.	5.750%	3/15/33	375	484
	Canadian Pacific Railway Co.	4.800%	9/15/35	3,217	3,972
	Canadian Pacific Railway Co.	5.950%	5/15/37	14,820	20,318
	Canadian Pacific Railway Co.	3.000%	12/2/41	12,540	12,822
	Canadian Pacific Railway Co.	5.750%	1/15/42	12,745	17,386
	Canadian Pacific Railway Co.	4.800%	8/1/45	5,521	7,092
	Canadian Pacific Railway Co.	3.100%	12/2/51	31,855	32,579
	Canadian Pacific Railway Co.	6.125%	9/15/15	6,434	9,558
	Carrier Global Corp.	2.242%	2/15/25	27,008	27,671
	Carrier Global Corp.	2.493%	2/15/27	17,752	18,225
	Carrier Global Corp.	2.722%	2/15/30	40,160	41,030
	Carrier Global Corp.	2.700%	2/15/31	5,675	5,773
	Carrier Global Corp.	3.377%	4/5/40	25,251	26,339
	Carrier Global Corp.	3.577%	4/5/50	38,980	41,466
	Caterpillar Financial Services Corp.	0.250%	3/1/23	10,705	10,647
[3]	Caterpillar Financial Services Corp.	2.625%	3/1/23	3,227	3,299
[3]	Caterpillar Financial Services Corp.	3.450%	5/15/23	7,181	7,443
	Caterpillar Financial Services Corp.	0.650%	7/7/23	9,502	9,499
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	9,050	9,004
[3]	Caterpillar Financial Services Corp.	3.750%	11/24/23	10,301	10,868
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	5,366	5,651
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	7,827	8,169
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,788	8,200
[3]	Caterpillar Financial Services Corp.	0.600%	9/13/24	8,605	8,500
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,248	11,579
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	16,025	17,004
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	6,617	6,646
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	9,101	8,926
	Caterpillar Financial Services Corp.	0.900%	3/2/26	9,963	9,751
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,345	6,581
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	5,000	4,935
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	7,842	7,614
	Caterpillar Inc.	3.400%	5/15/24	17,471	18,369
	Caterpillar Inc.	2.600%	9/19/29	11,644	12,202
	Caterpillar Inc.	2.600%	4/9/30	15,052	15,710
	Caterpillar Inc.	1.900%	3/12/31	2,708	2,692
	Caterpillar Inc.	5.300%	9/15/35	3,000	3,979
	Caterpillar Inc.	6.050%	8/15/36	10,011	14,252
	Caterpillar Inc.	5.200%	5/27/41	10,140	13,899
	Caterpillar Inc.	3.803%	8/15/42	24,084	28,178
	Caterpillar Inc.	4.300%	5/15/44	5,206	6,575
	Caterpillar Inc.	3.250%	9/19/49	12,280	13,513
	Caterpillar Inc.	3.250%	4/9/50	15,823	17,488
	Caterpillar Inc.	4.750%	5/15/64	5,235	7,514
	CH Robinson Worldwide Inc.	4.200%	4/15/28	6,373	7,168
	CNH Industrial Capital LLC	1.950%	7/2/23	2,467	2,499
	CNH Industrial Capital LLC	4.200%	1/15/24	27,900	29,486

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	1.875%	1/15/26	6,740	6,764
	CNH Industrial Capital LLC	1.450%	7/15/26	3,113	3,051
	CNH Industrial NV	4.500%	8/15/23	4,357	4,581
[3]	CNH Industrial NV	3.850%	11/15/27	6,540	7,138
[3]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	577	581
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	810	842
	Crane Co.	4.450%	12/15/23	6,450	6,802
	Crane Co.	4.200%	3/15/48	5,000	5,544
	CSX Corp.	3.400%	8/1/24	5,250	5,526
	CSX Corp.	3.350%	11/1/25	15,086	16,097
	CSX Corp.	2.600%	11/1/26	9,258	9,649
	CSX Corp.	3.250%	6/1/27	14,809	15,892
	CSX Corp.	3.800%	3/1/28	17,247	18,954
	CSX Corp.	4.250%	3/15/29	18,808	21,255
	CSX Corp.	2.400%	2/15/30	8,450	8,591
	CSX Corp.	6.000%	10/1/36	6,969	9,533
	CSX Corp.	6.150%	5/1/37	9,942	13,887
	CSX Corp.	6.220%	4/30/40	9,741	13,999
	CSX Corp.	5.500%	4/15/41	10,057	13,431
	CSX Corp.	4.750%	5/30/42	4,185	5,245
	CSX Corp.	4.400%	3/1/43	913	1,085
	CSX Corp.	4.100%	3/15/44	10,705	12,442
	CSX Corp.	3.800%	11/1/46	5,437	6,156
	CSX Corp.	4.300%	3/1/48	1,990	2,424
	CSX Corp.	4.750%	11/15/48	8,026	10,417
	CSX Corp.	4.500%	3/15/49	13,671	17,094
	CSX Corp.	3.350%	9/15/49	9,917	10,550
	CSX Corp.	3.800%	4/15/50	2,340	2,677
	CSX Corp.	2.500%	5/15/51	4,769	4,415
	CSX Corp.	4.500%	8/1/54	1,400	1,770
	CSX Corp.	4.250%	11/1/66	9,430	11,547
	CSX Corp.	4.650%	3/1/68	12,349	16,106
	Cummins Inc.	3.650%	10/1/23	2,550	2,658
	Cummins Inc.	0.750%	9/1/25	4,028	3,955
	Cummins Inc.	1.500%	9/1/30	9,985	9,463
	Cummins Inc.	4.875%	10/1/43	9,230	12,207
	Cummins Inc.	2.600%	9/1/50	8,006	7,520
	Deere & Co.	2.750%	4/15/25	11,900	12,440
	Deere & Co.	5.375%	10/16/29	10,169	12,614
	Deere & Co.	3.100%	4/15/30	11,175	12,041
	Deere & Co.	7.125%	3/3/31	1,033	1,444
	Deere & Co.	3.900%	6/9/42	8,289	9,854
	Deere & Co.	2.875%	9/7/49	2,085	2,160
	Deere & Co.	3.750%	4/15/50	16,410	19,688
[7]	Delta Air Lines Inc.	7.000%	5/1/25	6,427	7,355
[7]	Delta Air Lines Inc.	4.500%	10/20/25	6,400	6,732
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,200	1,313
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	6,000	6,188
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	8,489	8,325
	Dover Corp.	3.150%	11/15/25	9,140	9,663
	Dover Corp.	2.950%	11/4/29	4,247	4,484
	Dover Corp.	5.375%	10/15/35	2,460	3,103

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dover Corp.	5.375%	3/1/41	4,109	5,308
	Eaton Corp.	3.103%	9/15/27	14,695	15,712
	Eaton Corp.	4.000%	11/2/32	10,067	11,582
	Eaton Corp.	4.150%	11/2/42	4,947	5,819
	Eaton Corp.	3.915%	9/15/47	2,888	3,356
	Emerson Electric Co.	2.625%	2/15/23	4,200	4,270
	Emerson Electric Co.	3.150%	6/1/25	7,008	7,398
	Emerson Electric Co.	0.875%	10/15/26	6,900	6,715
	Emerson Electric Co.	1.800%	10/15/27	16,525	16,588
	Emerson Electric Co.	1.950%	10/15/30	7,000	6,901
	Emerson Electric Co.	2.750%	10/15/50	9,700	9,362
	FedEx Corp.	3.250%	4/1/26	9,805	10,490
	FedEx Corp.	3.400%	2/15/28	5,891	6,362
	FedEx Corp.	4.200%	10/17/28	80	90
	FedEx Corp.	3.100%	8/5/29	13,220	13,977
	FedEx Corp.	4.250%	5/15/30	9,403	10,696
	FedEx Corp.	2.400%	5/15/31	6,782	6,799
	FedEx Corp.	4.900%	1/15/34	5,167	6,261
	FedEx Corp.	3.900%	2/1/35	13,079	14,581
	FedEx Corp.	3.250%	5/15/41	7,870	8,055
	FedEx Corp.	3.875%	8/1/42	5,379	5,895
	FedEx Corp.	4.100%	4/15/43	6,795	7,612
	FedEx Corp.	5.100%	1/15/44	14,072	17,934
	FedEx Corp.	4.100%	2/1/45	5,632	6,305
	FedEx Corp.	4.750%	11/15/45	19,703	24,055
	FedEx Corp.	4.550%	4/1/46	16,140	19,330
	FedEx Corp.	4.400%	1/15/47	9,780	11,539
	FedEx Corp.	4.050%	2/15/48	13,396	15,130
	FedEx Corp.	4.950%	10/17/48	16,233	20,707
	FedEx Corp.	5.250%	5/15/50	11,642	15,601
	FedEx Corp.	4.500%	2/1/65	1,124	1,323
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	19,782	19,336
	Flowserve Corp.	3.500%	10/1/30	5,720	5,926
	Fortive Corp.	3.150%	6/15/26	11,729	12,439
	Fortive Corp.	4.300%	6/15/46	7,500	8,945
	General Dynamics Corp.	3.375%	5/15/23	22,628	23,418
	General Dynamics Corp.	1.875%	8/15/23	21,375	21,718
	General Dynamics Corp.	2.375%	11/15/24	9,739	10,073
	General Dynamics Corp.	3.250%	4/1/25	1,711	1,812
	General Dynamics Corp.	3.500%	5/15/25	14,859	15,902
	General Dynamics Corp.	2.125%	8/15/26	6,985	7,185
	General Dynamics Corp.	2.625%	11/15/27	14,129	14,795
	General Dynamics Corp.	3.750%	5/15/28	11,889	13,164
	General Dynamics Corp.	3.625%	4/1/30	13,708	15,252
	General Dynamics Corp.	4.250%	4/1/40	9,330	11,406
	General Dynamics Corp.	3.600%	11/15/42	4,468	5,082
	General Dynamics Corp.	4.250%	4/1/50	5,925	7,591
[3]	General Electric Co.	3.100%	1/9/23	11,432	11,685
[3]	General Electric Co.	6.750%	3/15/32	41,852	57,052
[3]	General Electric Co.	5.875%	1/14/38	30,000	40,786
	Honeywell International Inc.	3.350%	12/1/23	5,860	6,131
	Honeywell International Inc.	2.300%	8/15/24	16,706	17,241
	Honeywell International Inc.	1.350%	6/1/25	15,900	15,960
	Honeywell International Inc.	2.500%	11/1/26	22,601	23,655

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	1.100%	3/1/27	15,765	15,378
	Honeywell International Inc.	2.700%	8/15/29	8,213	8,605
	Honeywell International Inc.	1.950%	6/1/30	12,772	12,709
	Honeywell International Inc.	1.750%	9/1/31	20,953	20,399
	Honeywell International Inc.	5.700%	3/15/36	5,449	7,448
	Honeywell International Inc.	5.700%	3/15/37	8,865	12,238
	Honeywell International Inc.	5.375%	3/1/41	5,500	7,620
	Honeywell International Inc.	3.812%	11/21/47	4,441	5,305
	Honeywell International Inc.	2.800%	6/1/50	4,000	4,171
[7]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	2,150	2,132
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	8,543	9,062
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,136	9,691
[7]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	6,865	6,725
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,250	8,081
	IDEX Corp.	3.000%	5/1/30	5,240	5,456
	Illinois Tool Works Inc.	3.500%	3/1/24	6,213	6,509
	Illinois Tool Works Inc.	2.650%	11/15/26	19,621	20,632
	Illinois Tool Works Inc.	4.875%	9/15/41	4,670	6,164
	Illinois Tool Works Inc.	3.900%	9/1/42	17,820	20,847
	JB Hunt Transport Services Inc.	3.875%	3/1/26	8,323	9,059
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	6,775	7,277
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	9,110	9,104
[3]	John Deere Capital Corp.	2.700%	1/6/23	1,350	1,378
[3]	John Deere Capital Corp.	0.250%	1/17/23	557	555
	John Deere Capital Corp.	2.800%	1/27/23	3,010	3,078
[3]	John Deere Capital Corp.	2.800%	3/6/23	14,745	15,121
[3]	John Deere Capital Corp.	1.200%	4/6/23	1,139	1,146
[3]	John Deere Capital Corp.	3.450%	6/7/23	5,500	5,707
[3]	John Deere Capital Corp.	0.700%	7/5/23	3,814	3,813
[3]	John Deere Capital Corp.	0.400%	10/10/23	3,375	3,356
	John Deere Capital Corp.	3.650%	10/12/23	3,655	3,837
[3]	John Deere Capital Corp.	2.600%	3/7/24	6,020	6,229
[3]	John Deere Capital Corp.	3.350%	6/12/24	21,467	22,690
[3]	John Deere Capital Corp.	2.650%	6/24/24	6,508	6,757
[3]	John Deere Capital Corp.	0.625%	9/10/24	6,000	5,939
[3]	John Deere Capital Corp.	2.050%	1/9/25	11,319	11,646
[3]	John Deere Capital Corp.	3.450%	3/13/25	17,873	19,079
[3]	John Deere Capital Corp.	3.400%	9/11/25	5,024	5,386
[3]	John Deere Capital Corp.	0.700%	1/15/26	3,108	3,023
[3]	John Deere Capital Corp.	2.650%	6/10/26	7,325	7,679
[3]	John Deere Capital Corp.	1.050%	6/17/26	7,750	7,620
[3]	John Deere Capital Corp.	2.250%	9/14/26	24,487	25,353
[3]	John Deere Capital Corp.	1.750%	3/9/27	7,041	7,095
[3]	John Deere Capital Corp.	2.800%	9/8/27	13,104	13,953
[3]	John Deere Capital Corp.	3.050%	1/6/28	14,276	15,297
[3]	John Deere Capital Corp.	3.450%	3/7/29	7,205	7,937
[3]	John Deere Capital Corp.	2.800%	7/18/29	9,626	10,151
[3]	John Deere Capital Corp.	2.450%	1/9/30	11,651	12,007
	John Deere Capital Corp.	1.450%	1/15/31	5,558	5,290
[3]	Johnson Controls International plc	3.625%	7/2/24	2,400	2,526
[3]	Johnson Controls International plc	3.900%	2/14/26	5,764	6,239
	Johnson Controls International plc	1.750%	9/15/30	8,397	8,054
	Johnson Controls International plc	2.000%	9/16/31	4,000	3,863

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Johnson Controls International plc	6.000%	1/15/36	1,848	2,540
[3]	Johnson Controls International plc	4.625%	7/2/44	9,952	12,142
[3]	Johnson Controls International plc	5.125%	9/14/45	3,613	4,737
	Johnson Controls International plc	4.500%	2/15/47	9,066	11,033
[3]	Johnson Controls International plc	4.950%	7/2/64	5,257	6,832
[3]	Kansas City Southern	3.000%	5/15/23	17,791	18,211
	Kansas City Southern	2.875%	11/15/29	6,985	7,249
[3]	Kansas City Southern	4.300%	5/15/43	5,740	6,664
[3]	Kansas City Southern	4.950%	8/15/45	9,025	11,529
	Kansas City Southern	4.700%	5/1/48	10,942	13,700
	Kansas City Southern	3.500%	5/1/50	10,450	11,163
	Kennametal Inc.	4.625%	6/15/28	8,800	9,883
	Keysight Technologies Inc.	4.550%	10/30/24	13,592	14,708
	Keysight Technologies Inc.	4.600%	4/6/27	12,825	14,470
	Keysight Technologies Inc.	3.000%	10/30/29	2,400	2,498
	Kirby Corp.	4.200%	3/1/28	13,926	15,020
	L3Harris Technologies Inc.	3.850%	6/15/23	6,392	6,642
	L3Harris Technologies Inc.	3.950%	5/28/24	5,069	5,350
	L3Harris Technologies Inc.	3.832%	4/27/25	18,488	19,736
	L3Harris Technologies Inc.	3.850%	12/15/26	6,636	7,220
	L3Harris Technologies Inc.	4.400%	6/15/28	2,152	2,423
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	16,415	18,435
	L3Harris Technologies Inc.	2.900%	12/15/29	7,349	7,593
	L3Harris Technologies Inc.	1.800%	1/15/31	6,270	5,981
	L3Harris Technologies Inc.	4.854%	4/27/35	6,316	7,685
	L3Harris Technologies Inc.	5.054%	4/27/45	6,891	9,066
	Lennox International Inc.	3.000%	11/15/23	1,075	1,106
	Lennox International Inc.	1.350%	8/1/25	5,850	5,783
	Lennox International Inc.	1.700%	8/1/27	5,850	5,756
	Lockheed Martin Corp.	3.100%	1/15/23	13,712	14,006
	Lockheed Martin Corp.	2.900%	3/1/25	9,825	10,292
	Lockheed Martin Corp.	3.550%	1/15/26	25,959	28,138
	Lockheed Martin Corp.	3.600%	3/1/35	11,829	13,207
	Lockheed Martin Corp.	4.500%	5/15/36	9,610	11,742
[3]	Lockheed Martin Corp.	6.150%	9/1/36	8,375	11,786
	Lockheed Martin Corp.	5.720%	6/1/40	6,110	8,543
	Lockheed Martin Corp.	4.070%	12/15/42	21,661	25,663
	Lockheed Martin Corp.	3.800%	3/1/45	8,109	9,289
	Lockheed Martin Corp.	4.700%	5/15/46	22,525	29,244
	Lockheed Martin Corp.	2.800%	6/15/50	3,355	3,350
	Lockheed Martin Corp.	4.090%	9/15/52	19,831	24,542
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	17,000	18,171
	Norfolk Southern Corp.	2.903%	2/15/23	11,327	11,519
	Norfolk Southern Corp.	3.850%	1/15/24	3,005	3,149
	Norfolk Southern Corp.	3.650%	8/1/25	2,213	2,368
	Norfolk Southern Corp.	2.900%	6/15/26	4,821	5,085
	Norfolk Southern Corp.	7.800%	5/15/27	2,900	3,759
	Norfolk Southern Corp.	3.150%	6/1/27	10,432	11,091
	Norfolk Southern Corp.	3.800%	8/1/28	11,015	12,160
	Norfolk Southern Corp.	2.550%	11/1/29	10,775	11,078
	Norfolk Southern Corp.	2.300%	5/15/31	5,783	5,820
	Norfolk Southern Corp.	7.050%	5/1/37	1,347	1,918
	Norfolk Southern Corp.	4.837%	10/1/41	22,071	27,881
	Norfolk Southern Corp.	3.950%	10/1/42	1,628	1,862
	Norfolk Southern Corp.	4.450%	6/15/45	7,538	9,289

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	4.650%	1/15/46	7,172	9,011
	Norfolk Southern Corp.	3.942%	11/1/47	3,045	3,522
	Norfolk Southern Corp.	4.150%	2/28/48	3,235	3,856
	Norfolk Southern Corp.	4.100%	5/15/49	5,555	6,603
	Norfolk Southern Corp.	3.400%	11/1/49	4,530	4,831
	Norfolk Southern Corp.	3.050%	5/15/50	10,603	10,759
	Norfolk Southern Corp.	4.050%	8/15/52	6,379	7,662
	Norfolk Southern Corp.	3.155%	5/15/55	23,933	24,440
	Norfolk Southern Corp.	4.100%	5/15/21	9,192	10,472
	Northrop Grumman Corp.	3.250%	8/1/23	5,459	5,656
	Northrop Grumman Corp.	2.930%	1/15/25	10,645	11,110
	Northrop Grumman Corp.	3.200%	2/1/27	3,604	3,830
	Northrop Grumman Corp.	3.250%	1/15/28	35,719	38,193
	Northrop Grumman Corp.	4.400%	5/1/30	16,683	19,272
[7]	Northrop Grumman Corp.	7.750%	2/15/31	5,416	7,719
	Northrop Grumman Corp.	5.150%	5/1/40	23,349	30,221
	Northrop Grumman Corp.	5.050%	11/15/40	6,900	8,904
	Northrop Grumman Corp.	4.750%	6/1/43	15,165	19,158
	Northrop Grumman Corp.	3.850%	4/15/45	5,598	6,343
	Northrop Grumman Corp.	4.030%	10/15/47	28,026	33,090
	Northrop Grumman Corp.	5.250%	5/1/50	192	269
	nVent Finance Sarl	4.550%	4/15/28	6,999	7,771
	Oshkosh Corp.	4.600%	5/15/28	9,000	10,146
	Oshkosh Corp.	3.100%	3/1/30	1,300	1,350
	Otis Worldwide Corp.	2.056%	4/5/25	11,920	12,148
	Otis Worldwide Corp.	2.293%	4/5/27	7,635	7,785
	Otis Worldwide Corp.	2.565%	2/15/30	20,744	21,036
	Otis Worldwide Corp.	3.112%	2/15/40	14,095	14,436
	Otis Worldwide Corp.	3.362%	2/15/50	5,475	5,786
[3]	PACCAR Financial Corp.	2.650%	4/6/23	5,400	5,527
	PACCAR Financial Corp.	3.400%	8/9/23	6,446	6,709
[3]	PACCAR Financial Corp.	0.350%	8/11/23	4,850	4,813
[3]	PACCAR Financial Corp.	0.350%	2/2/24	4,265	4,209
[3]	PACCAR Financial Corp.	2.150%	8/15/24	5,239	5,371
[3]	PACCAR Financial Corp.	1.800%	2/6/25	7,330	7,445
	Parker-Hannifin Corp.	2.700%	6/14/24	9,889	10,219
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	15,471	16,231
	Parker-Hannifin Corp.	3.250%	3/1/27	21,738	23,260
	Parker-Hannifin Corp.	3.250%	6/14/29	9,268	9,816
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	5,633	6,448
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	4,854	6,753
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	6,515	7,851
	Parker-Hannifin Corp.	4.100%	3/1/47	8,522	9,966
	Parker-Hannifin Corp.	4.000%	6/14/49	10,658	12,462
	Pentair Finance Sarl	4.500%	7/1/29	3,951	4,468
	Precision Castparts Corp.	2.500%	1/15/23	20,806	21,130
	Precision Castparts Corp.	3.250%	6/15/25	15,195	16,145
	Precision Castparts Corp.	3.900%	1/15/43	6,025	6,947
	Precision Castparts Corp.	4.375%	6/15/45	3,917	4,846
	Raytheon Technologies Corp.	3.200%	3/15/24	13,788	14,352
	Raytheon Technologies Corp.	3.950%	8/16/25	24,390	26,442
	Raytheon Technologies Corp.	2.650%	11/1/26	3,263	3,414
	Raytheon Technologies Corp.	3.500%	3/15/27	12,076	13,022
	Raytheon Technologies Corp.	3.125%	5/4/27	9,307	9,912
	Raytheon Technologies Corp.	7.200%	8/15/27	3,260	4,141

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.125%	11/16/28	42,447	47,501
	Raytheon Technologies Corp.	2.250%	7/1/30	6,903	6,885
	Raytheon Technologies Corp.	1.900%	9/1/31	14,612	14,091
	Raytheon Technologies Corp.	2.375%	3/15/32	13,265	13,260
	Raytheon Technologies Corp.	5.400%	5/1/35	10,670	13,875
	Raytheon Technologies Corp.	6.050%	6/1/36	13,258	18,318
	Raytheon Technologies Corp.	6.125%	7/15/38	6,313	8,908
	Raytheon Technologies Corp.	4.450%	11/16/38	12,854	15,482
	Raytheon Technologies Corp.	4.700%	12/15/41	8,700	10,755
	Raytheon Technologies Corp.	4.500%	6/1/42	41,269	51,013
	Raytheon Technologies Corp.	4.800%	12/15/43	12,376	15,634
	Raytheon Technologies Corp.	4.150%	5/15/45	16,637	19,446
	Raytheon Technologies Corp.	3.750%	11/1/46	14,968	16,713
	Raytheon Technologies Corp.	4.350%	4/15/47	15,851	19,304
	Raytheon Technologies Corp.	4.050%	5/4/47	15,503	18,039
	Raytheon Technologies Corp.	4.625%	11/16/48	2,980	3,816
	Raytheon Technologies Corp.	3.125%	7/1/50	13,070	13,349
	Raytheon Technologies Corp.	2.820%	9/1/51	13,285	12,841
	Raytheon Technologies Corp.	3.030%	3/15/52	23,725	23,837
	Republic Services Inc.	4.750%	5/15/23	3,358	3,502
	Republic Services Inc.	2.500%	8/15/24	8,503	8,751
	Republic Services Inc.	3.200%	3/15/25	8,513	8,924
	Republic Services Inc.	0.875%	11/15/25	1,693	1,645
	Republic Services Inc.	2.900%	7/1/26	7,432	7,779
	Republic Services Inc.	3.375%	11/15/27	2,185	2,351
	Republic Services Inc.	3.950%	5/15/28	4,174	4,628
	Republic Services Inc.	2.300%	3/1/30	8,642	8,657
	Republic Services Inc.	1.450%	2/15/31	10,427	9,707
	Republic Services Inc.	1.750%	2/15/32	22,025	20,775
	Republic Services Inc.	6.200%	3/1/40	6,498	9,289
	Republic Services Inc.	5.700%	5/15/41	14,048	19,254
	Republic Services Inc.	3.050%	3/1/50	4,033	4,132
	Rockwell Automation Inc.	0.350%	8/15/23	2,000	1,988
	Rockwell Automation Inc.	3.500%	3/1/29	9,090	9,976
	Rockwell Automation Inc.	1.750%	8/15/31	1,500	1,462
	Rockwell Automation Inc.	4.200%	3/1/49	7,775	9,753
	Rockwell Automation Inc.	2.800%	8/15/61	1,550	1,523
[3]	Ryder System Inc.	3.400%	3/1/23	5,605	5,756
[3]	Ryder System Inc.	3.750%	6/9/23	14,433	14,971
[3]	Ryder System Inc.	3.650%	3/18/24	13,233	13,929
[3]	Ryder System Inc.	2.500%	9/1/24	10,852	11,172
[3]	Ryder System Inc.	4.625%	6/1/25	11,120	12,191
[3]	Ryder System Inc.	1.750%	9/1/26	2,572	2,562
[3]	Ryder System Inc.	2.900%	12/1/26	5,429	5,679
	Southwest Airlines Co.	4.750%	5/4/23	14,292	14,972
	Southwest Airlines Co.	5.250%	5/4/25	28,944	32,154
	Southwest Airlines Co.	3.000%	11/15/26	7,026	7,367
	Southwest Airlines Co.	5.125%	6/15/27	26,840	30,721
	Southwest Airlines Co.	3.450%	11/16/27	3,460	3,700
	Southwest Airlines Co.	2.625%	2/10/30	3,185	3,185
[3]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	268	272
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,320	1,367
	Teledyne Technologies Inc.	0.650%	4/1/23	4,600	4,578

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Teledyne Technologies Inc.	0.950%	4/1/24	4,420	4,376
	Teledyne Technologies Inc.	2.250%	4/1/28	6,967	6,993
	Teledyne Technologies Inc.	2.750%	4/1/31	14,275	14,508
	Textron Inc.	4.300%	3/1/24	3,825	4,040
	Textron Inc.	3.875%	3/1/25	12,626	13,466
	Textron Inc.	4.000%	3/15/26	7,033	7,607
	Textron Inc.	3.650%	3/15/27	5,840	6,275
	Textron Inc.	3.375%	3/1/28	9,629	10,174
	Textron Inc.	3.900%	9/17/29	4,700	5,159
	Textron Inc.	2.450%	3/15/31	3,400	3,363
	Timken Co.	3.875%	9/1/24	1,000	1,051
	Timken Co.	4.500%	12/15/28	10,000	11,164
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	4,526	4,737
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,443	10,311
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	6,490	9,130
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	10,106	10,695
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	4,425	4,715
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	10,919	11,930
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,495	4,332
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	4,775	5,929
	Trimble Inc.	4.150%	6/15/23	2,188	2,276
	Trimble Inc.	4.750%	12/1/24	7,956	8,621
	Trimble Inc.	4.900%	6/15/28	7,077	8,062
	Tyco Electronics Group SA	3.450%	8/1/24	5,550	5,819
	Tyco Electronics Group SA	3.700%	2/15/26	1,100	1,184
	Tyco Electronics Group SA	3.125%	8/15/27	14,946	15,955
	Tyco Electronics Group SA	7.125%	10/1/37	7,748	11,752
	Union Pacific Corp.	2.750%	4/15/23	2,130	2,174
	Union Pacific Corp.	3.500%	6/8/23	8,035	8,324
	Union Pacific Corp.	3.646%	2/15/24	9,205	9,644
	Union Pacific Corp.	3.150%	3/1/24	7,756	8,106
	Union Pacific Corp.	3.750%	3/15/24	4,134	4,347
	Union Pacific Corp.	3.250%	1/15/25	3,947	4,160
	Union Pacific Corp.	3.750%	7/15/25	19,141	20,661
	Union Pacific Corp.	3.250%	8/15/25	17,625	18,716
	Union Pacific Corp.	2.750%	3/1/26	17,316	18,167
	Union Pacific Corp.	2.150%	2/5/27	3,761	3,864
	Union Pacific Corp.	3.000%	4/15/27	2,001	2,126
	Union Pacific Corp.	3.950%	9/10/28	5,167	5,800
	Union Pacific Corp.	3.700%	3/1/29	3,240	3,590
	Union Pacific Corp.	2.400%	2/5/30	7,007	7,162
	Union Pacific Corp.	2.375%	5/20/31	5,853	5,977
	Union Pacific Corp.	3.375%	2/1/35	10,043	10,998
	Union Pacific Corp.	2.891%	4/6/36	9,404	9,842
	Union Pacific Corp.	3.600%	9/15/37	15,680	17,578
[3]	Union Pacific Corp.	3.550%	8/15/39	200	221
	Union Pacific Corp.	3.200%	5/20/41	20,257	21,561
	Union Pacific Corp.	4.050%	11/15/45	4,044	4,783
	Union Pacific Corp.	4.050%	3/1/46	3,933	4,674
	Union Pacific Corp.	3.350%	8/15/46	7,414	7,937
	Union Pacific Corp.	4.000%	4/15/47	1,295	1,533
	Union Pacific Corp.	3.250%	2/5/50	14,730	15,819
	Union Pacific Corp.	3.799%	10/1/51	4,073	4,768
	Union Pacific Corp.	2.950%	3/10/52	13,873	14,072
	Union Pacific Corp.	3.875%	2/1/55	6,000	7,017

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.950%	8/15/59	5,539	6,575
	Union Pacific Corp.	3.839%	3/20/60	22,184	26,084
	Union Pacific Corp.	3.550%	5/20/61	5,200	5,755
	Union Pacific Corp.	2.973%	9/16/62	24,680	24,379
	Union Pacific Corp.	4.100%	9/15/67	2,536	3,086
	Union Pacific Corp.	3.750%	2/5/70	6,265	7,167
	Union Pacific Corp.	3.799%	4/6/71	24,087	27,923
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	517	610
[3]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,590	4,748
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,796	1,881
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,948	3,085
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	978	1,016
[3]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	2,940	2,986
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,730	2,745
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	2,228	2,168
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	35,581	38,892
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,395	3,502
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	24,035	24,628
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,962	4,018
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	6,187	6,701
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	5,800	5,753
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	9,689	10,088
	United Parcel Service Inc.	2.500%	4/1/23	9,587	9,786
	United Parcel Service Inc.	2.200%	9/1/24	2,868	2,953
	United Parcel Service Inc.	2.800%	11/15/24	20,320	21,257
	United Parcel Service Inc.	3.900%	4/1/25	9,130	9,863
	United Parcel Service Inc.	2.400%	11/15/26	8,615	8,973
	United Parcel Service Inc.	3.050%	11/15/27	8,915	9,611
	United Parcel Service Inc.	3.400%	3/15/29	10,405	11,375
	United Parcel Service Inc.	2.500%	9/1/29	5,675	5,880
	United Parcel Service Inc.	4.450%	4/1/30	2,672	3,147
	United Parcel Service Inc.	6.200%	1/15/38	8,611	12,408
	United Parcel Service Inc.	5.200%	4/1/40	15,644	21,086
	United Parcel Service Inc.	4.875%	11/15/40	7,766	10,153
	United Parcel Service Inc.	3.625%	10/1/42	11,032	12,666
	United Parcel Service Inc.	3.400%	11/15/46	5,000	5,612
	United Parcel Service Inc.	3.750%	11/15/47	12,540	14,918
	United Parcel Service Inc.	4.250%	3/15/49	12,783	16,387
	United Parcel Service Inc.	3.400%	9/1/49	8,595	9,744
	United Parcel Service Inc.	5.300%	4/1/50	13,830	20,458
	United Parcel Service of America Inc.	7.620%	4/1/30	1,888	2,629

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	683	717
	Valmont Industries Inc.	5.000%	10/1/44	6,000	7,380
	Valmont Industries Inc.	5.250%	10/1/54	4,975	6,354
[7]	Vontier Corp.	1.800%	4/1/26	5,996	5,893
[7]	Vontier Corp.	2.400%	4/1/28	6,540	6,373
[7]	Vontier Corp.	2.950%	4/1/31	8,608	8,479
	Waste Connections Inc.	4.250%	12/1/28	2,596	2,919
	Waste Connections Inc.	3.500%	5/1/29	12,086	13,084
	Waste Connections Inc.	2.600%	2/1/30	8,098	8,249
	Waste Connections Inc.	2.200%	1/15/32	9,470	9,288
	Waste Connections Inc.	3.050%	4/1/50	4,740	4,716
	Waste Connections Inc.	2.950%	1/15/52	8,820	8,675
	Waste Management Inc.	2.400%	5/15/23	21,625	22,010
	Waste Management Inc.	0.750%	11/15/25	3,281	3,199
	Waste Management Inc.	3.150%	11/15/27	16,132	17,241
	Waste Management Inc.	2.000%	6/1/29	2,498	2,484
	Waste Management Inc.	1.500%	3/15/31	18,075	17,019
	Waste Management Inc.	2.950%	6/1/41	8,525	8,851
	Waste Management Inc.	2.500%	11/15/50	9,475	9,019
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	12,727	13,491
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,998	6,260
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,999	12,729
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	13,100	14,890
	WW Grainger Inc.	1.850%	2/15/25	7,475	7,606
	WW Grainger Inc.	4.600%	6/15/45	12,329	15,783
	WW Grainger Inc.	3.750%	5/15/46	5,728	6,546
	WW Grainger Inc.	4.200%	5/15/47	4,330	5,318
	Xylem Inc.	3.250%	11/1/26	4,492	4,812
	Xylem Inc.	1.950%	1/30/28	8,900	8,838
	Xylem Inc.	2.250%	1/30/31	6,625	6,560
	Xylem Inc.	4.375%	11/1/46	5,300	6,343
					6,800,348
Materials (0.8%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	6,600	6,744
	Air Products and Chemicals Inc.	3.350%	7/31/24	7,775	8,182
	Air Products and Chemicals Inc.	1.500%	10/15/25	437	439
	Air Products and Chemicals Inc.	1.850%	5/15/27	6,823	6,935
	Air Products and Chemicals Inc.	2.050%	5/15/30	13,390	13,471
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,893	10,981
	Air Products and Chemicals Inc.	2.800%	5/15/50	11,075	11,285
	Albemarle Corp.	4.150%	12/1/24	5,965	6,390
	Albemarle Corp.	5.450%	12/1/44	7,410	9,666
[3]	Amcor Flexibles North America Inc.	3.100%	9/15/26	3,803	3,956
	Amcor Flexibles North America Inc.	2.630%	6/19/30	6,650	6,728
	Amcor Flexibles North America Inc.	2.690%	5/25/31	8,250	8,348
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	9,800	9,706
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	9,400	9,452
	ArcelorMittal SA	4.550%	3/11/26	4,520	4,957
	ArcelorMittal SA	4.250%	7/16/29	5,600	6,138
	ArcelorMittal SA	7.000%	10/15/39	10,145	14,038
	ArcelorMittal SA	6.750%	3/1/41	6,901	9,325
	Barrick Gold Corp.	6.450%	10/15/35	2,975	4,046
	Barrick Gold Corp.	5.250%	4/1/42	9,760	12,642
	Barrick North America Finance LLC	5.700%	5/30/41	11,553	15,679

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Barrick North America Finance LLC	5.750%	5/1/43	12,604	17,153
Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	13,050	17,799
Berry Global Inc.	0.950%	2/15/24	5,801	5,742
Berry Global Inc.	1.570%	1/15/26	15,760	15,425
Berry Global Inc.	1.650%	1/15/27	8,100	7,892
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,898	5,151
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	575	685
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	13,691	16,197
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	33,550	44,376
Cabot Corp.	4.000%	7/1/29	5,388	5,845
Carlisle Cos. Inc.	3.500%	12/1/24	3,242	3,419
Carlisle Cos. Inc.	3.750%	12/1/27	6,762	7,310
Carlisle Cos. Inc.	2.750%	3/1/30	11,429	11,676
Celanese US Holdings LLC	3.500%	5/8/24	4,048	4,229
Celanese US Holdings LLC	1.400%	8/5/26	5,100	4,975
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,775	1,886
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,205	5,531
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	10,175	11,816
CF Industries Inc.	3.450%	6/1/23	4,000	4,123
CF Industries Inc.	5.150%	3/15/34	10,955	13,270
CF Industries Inc.	4.950%	6/1/43	10,115	12,173
CF Industries Inc.	5.375%	3/15/44	10,323	13,030
Dow Chemical Co.	4.550%	11/30/25	459	504
Dow Chemical Co.	3.625%	5/15/26	6,927	7,465
Dow Chemical Co.	4.800%	11/30/28	3,590	4,188
Dow Chemical Co.	7.375%	11/1/29	3,040	4,085
Dow Chemical Co.	2.100%	11/15/30	12,075	11,877
Dow Chemical Co.	4.250%	10/1/34	11,438	13,201
Dow Chemical Co.	9.400%	5/15/39	10,645	19,133
Dow Chemical Co.	5.250%	11/15/41	12,656	16,352
Dow Chemical Co.	4.375%	11/15/42	13,756	16,406
Dow Chemical Co.	4.625%	10/1/44	6,042	7,406
Dow Chemical Co.	5.550%	11/30/48	14,060	19,819
Dow Chemical Co.	4.800%	5/15/49	11,775	15,049
Dow Chemical Co.	3.600%	11/15/50	10,700	11,602
DuPont de Nemours Inc.	4.205%	11/15/23	34,895	36,900
DuPont de Nemours Inc.	4.493%	11/15/25	26,748	29,556
DuPont de Nemours Inc.	4.725%	11/15/28	25,355	29,389
DuPont de Nemours Inc.	5.319%	11/15/38	16,563	21,301
DuPont de Nemours Inc.	5.419%	11/15/48	26,053	36,425
Eastman Chemical Co.	3.800%	3/15/25	8,136	8,691
Eastman Chemical Co.	4.500%	12/1/28	1,375	1,562
Eastman Chemical Co.	4.800%	9/1/42	9,016	10,863
Eastman Chemical Co.	4.650%	10/15/44	10,498	12,513
Ecolab Inc.	0.900%	12/15/23	6,000	6,008
Ecolab Inc.	2.700%	11/1/26	12,189	12,824
Ecolab Inc.	1.650%	2/1/27	3,000	3,015
Ecolab Inc.	3.250%	12/1/27	4,917	5,330
Ecolab Inc.	4.800%	3/24/30	12,510	15,010
Ecolab Inc.	1.300%	1/30/31	7,570	7,082
Ecolab Inc.	2.125%	2/1/32	8,600	8,533
Ecolab Inc.	2.125%	8/15/50	5,475	4,831
Ecolab Inc.	2.700%	12/15/51	8,260	8,135
Ecolab Inc.	2.750%	8/18/55	13,613	13,376
EI du Pont de Nemours & Co.	1.700%	7/15/25	8,202	8,278

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	EI du Pont de Nemours & Co.	2.300%	7/15/30	6,550	6,583
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,945	4,143
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	8,843	9,923
	FMC Corp.	4.100%	2/1/24	11,210	11,769
	FMC Corp.	3.200%	10/1/26	4,336	4,589
	FMC Corp.	3.450%	10/1/29	8,141	8,673
	FMC Corp.	4.500%	10/1/49	4,595	5,519
	Georgia-Pacific LLC	8.000%	1/15/24	8,168	9,292
[7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,961
[7]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,026
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	6,958
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,904
	Georgia-Pacific LLC	7.750%	11/15/29	3,989	5,581
[7]	Georgia-Pacific LLC	2.300%	4/30/30	3,750	3,768
	Georgia-Pacific LLC	8.875%	5/15/31	5,293	8,199
	Huntsman International LLC	4.500%	5/1/29	8,381	9,308
	Huntsman International LLC	2.950%	6/15/31	2,806	2,852
	International Flavors & Fragrances Inc.	3.200%	5/1/23	2,410	2,463
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,912	3,299
	International Flavors & Fragrances Inc.	4.375%	6/1/47	6,565	7,702
	International Flavors & Fragrances Inc.	5.000%	9/26/48	9,942	12,781
	International Paper Co.	5.000%	9/15/35	6,272	7,830
	International Paper Co.	7.300%	11/15/39	7,736	11,786
	International Paper Co.	6.000%	11/15/41	8,068	11,168
	International Paper Co.	4.800%	6/15/44	15,659	19,785
	International Paper Co.	4.350%	8/15/48	6,775	8,327
	Kinross Gold Corp.	5.950%	3/15/24	5,144	5,582
	Kinross Gold Corp.	4.500%	7/15/27	405	453
	Linde Inc.	2.700%	2/21/23	3,300	3,359
	Linde Inc.	2.650%	2/5/25	9,925	10,314
	Linde Inc.	3.200%	1/30/26	7,185	7,662
	Linde Inc.	1.100%	8/10/30	9,025	8,427
	Linde Inc.	3.550%	11/7/42	2,645	3,007
	Linde Inc.	2.000%	8/10/50	4,800	4,188
	Lubrizol Corp.	6.500%	10/1/34	5,050	7,277
	LYB International Finance BV	4.000%	7/15/23	3,068	3,206
	LYB International Finance BV	5.250%	7/15/43	3,387	4,349
	LYB International Finance BV	4.875%	3/15/44	6,065	7,535
	LYB International Finance III LLC	1.250%	10/1/25	3,982	3,924
	LYB International Finance III LLC	2.250%	10/1/30	5,755	5,727
	LYB International Finance III LLC	3.375%	10/1/40	1,340	1,395
	LYB International Finance III LLC	4.200%	10/15/49	7,353	8,480
	LYB International Finance III LLC	4.200%	5/1/50	20,480	23,647
	LYB International Finance III LLC	3.625%	4/1/51	18,020	19,141
	LYB International Finance III LLC	3.800%	10/1/60	8,125	8,589
	LyondellBasell Industries NV	5.750%	4/15/24	6,053	6,592
	LyondellBasell Industries NV	4.625%	2/26/55	13,887	17,059
	Martin Marietta Materials Inc.	0.650%	7/15/23	1,803	1,797
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,000	2,134
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,460	6,916
	Martin Marietta Materials Inc.	3.500%	12/15/27	9,050	9,747
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	6,458	6,502
	Martin Marietta Materials Inc.	2.400%	7/15/31	7,592	7,542
	Martin Marietta Materials Inc.	4.250%	12/15/47	9,780	11,463
	Martin Marietta Materials Inc.	3.200%	7/15/51	10,979	11,120

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mosaic Co.	4.250%	11/15/23	19,994	21,022
	Mosaic Co.	4.050%	11/15/27	8,143	8,976
	Mosaic Co.	5.450%	11/15/33	7,919	9,812
	Mosaic Co.	4.875%	11/15/41	5,393	6,344
	Mosaic Co.	5.625%	11/15/43	4,311	5,732
	NewMarket Corp.	2.700%	3/18/31	5,500	5,483
	Newmont Corp.	2.800%	10/1/29	7,717	7,934
	Newmont Corp.	2.250%	10/1/30	17,104	16,879
	Newmont Corp.	2.600%	7/15/32	13,825	13,862
[3]	Newmont Corp.	5.875%	4/1/35	3,373	4,400
	Newmont Corp.	6.250%	10/1/39	15,236	21,339
	Newmont Corp.	4.875%	3/15/42	13,773	17,263
	Newmont Corp.	5.450%	6/9/44	6,100	8,115
	Nucor Corp.	4.000%	8/1/23	10,678	11,135
	Nucor Corp.	2.000%	6/1/25	4,833	4,932
	Nucor Corp.	3.950%	5/1/28	1,101	1,216
	Nucor Corp.	2.700%	6/1/30	3,300	3,398
	Nucor Corp.	2.979%	12/15/55	25,375	25,186
	Nutrien Ltd.	1.900%	5/13/23	2,900	2,937
	Nutrien Ltd.	3.000%	4/1/25	9,196	9,589
	Nutrien Ltd.	4.000%	12/15/26	7,301	8,005
	Nutrien Ltd.	2.950%	5/13/30	11,675	12,314
	Nutrien Ltd.	4.125%	3/15/35	6,650	7,558
	Nutrien Ltd.	5.875%	12/1/36	1,100	1,481
	Nutrien Ltd.	5.625%	12/1/40	4,663	6,360
	Nutrien Ltd.	4.900%	6/1/43	6,440	8,187
	Nutrien Ltd.	5.250%	1/15/45	19,915	26,755
	Nutrien Ltd.	5.000%	4/1/49	7,045	9,474
	Packaging Corp. of America	3.650%	9/15/24	5,482	5,794
	Packaging Corp. of America	3.400%	12/15/27	4,882	5,263
	Packaging Corp. of America	3.000%	12/15/29	11,826	12,371
	Packaging Corp. of America	4.050%	12/15/49	3,435	4,016
	Packaging Corp. of America	3.050%	10/1/51	9,200	9,156
	PPG Industries Inc.	3.200%	3/15/23	1,042	1,069
	PPG Industries Inc.	2.400%	8/15/24	15,023	15,470
	PPG Industries Inc.	1.200%	3/15/26	9,966	9,758
	PPG Industries Inc.	2.550%	6/15/30	6,783	6,916
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,810	6,021
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,600	2,563
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,915	8,693
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,000	1,393
	Rio Tinto Alcan Inc.	5.750%	6/1/35	9,404	12,726
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	9,990	13,045
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	14,516	19,320
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	22,145	21,982
	Rio Tinto Finance USA plc	4.750%	3/22/42	8,193	10,501
	Rio Tinto Finance USA plc	4.125%	8/21/42	10,226	12,257
	Rohm & Haas Co.	7.850%	7/15/29	5,862	7,951
	RPM International Inc.	3.750%	3/15/27	5,451	5,940
	RPM International Inc.	4.550%	3/1/29	5,111	5,798
	RPM International Inc.	5.250%	6/1/45	3,941	5,099
	RPM International Inc.	4.250%	1/15/48	9,555	11,000
	Sherwin-Williams Co.	3.125%	6/1/24	22,744	23,766
	Sherwin-Williams Co.	3.450%	8/1/25	10,458	11,131
	Sherwin-Williams Co.	3.950%	1/15/26	9,247	10,051

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sherwin-Williams Co.	3.450%	6/1/27	18,373	19,910
	Sherwin-Williams Co.	2.950%	8/15/29	26,297	27,702
	Sherwin-Williams Co.	2.300%	5/15/30	3,571	3,577
	Sherwin-Williams Co.	2.200%	3/15/32	6,500	6,427
	Sherwin-Williams Co.	4.000%	12/15/42	2,275	2,586
	Sherwin-Williams Co.	4.550%	8/1/45	4,659	5,733
	Sherwin-Williams Co.	4.500%	6/1/47	8,442	10,533
	Sherwin-Williams Co.	3.800%	8/15/49	6,703	7,581
	Sherwin-Williams Co.	3.300%	5/15/50	9,100	9,592
	Sherwin-Williams Co.	2.900%	3/15/52	6,500	6,355
	Sonoco Products Co.	3.125%	5/1/30	5,821	6,085
	Southern Copper Corp.	3.875%	4/23/25	2,714	2,906
	Southern Copper Corp.	7.500%	7/27/35	9,164	13,126
	Southern Copper Corp.	6.750%	4/16/40	12,929	18,134
	Southern Copper Corp.	5.250%	11/8/42	21,410	27,057
	Southern Copper Corp.	5.875%	4/23/45	20,797	28,517
	Steel Dynamics Inc.	2.800%	12/15/24	4,193	4,352
	Steel Dynamics Inc.	2.400%	6/15/25	3,790	3,888
	Steel Dynamics Inc.	5.000%	12/15/26	670	689
	Steel Dynamics Inc.	1.650%	10/15/27	3,705	3,632
	Steel Dynamics Inc.	3.450%	4/15/30	11,388	12,167
	Steel Dynamics Inc.	3.250%	1/15/31	7,004	7,388
	Steel Dynamics Inc.	3.250%	10/15/50	5,305	5,356
	Suzano Austria GmbH	6.000%	1/15/29	29,161	33,751
	Suzano Austria GmbH	5.000%	1/15/30	11,377	12,501
	Suzano Austria GmbH	3.750%	1/15/31	8,255	8,397
[3]	Suzano Austria GmbH	3.125%	1/15/32	19,724	19,083
	Teck Resources Ltd.	3.900%	7/15/30	6,450	6,940
	Teck Resources Ltd.	6.125%	10/1/35	9,632	12,500
	Teck Resources Ltd.	6.000%	8/15/40	5,259	6,704
	Teck Resources Ltd.	6.250%	7/15/41	17,750	23,636
	Teck Resources Ltd.	5.200%	3/1/42	680	805
	Teck Resources Ltd.	5.400%	2/1/43	1,440	1,765
	Vale Overseas Ltd.	6.250%	8/10/26	19,938	23,147
	Vale Overseas Ltd.	3.750%	7/8/30	15,805	16,384
	Vale Overseas Ltd.	8.250%	1/17/34	4,537	6,386
	Vale Overseas Ltd.	6.875%	11/21/36	28,021	37,238
	Vale Overseas Ltd.	6.875%	11/10/39	19,894	26,715
	Vale SA	5.625%	9/11/42	8,678	10,367
	Vulcan Materials Co.	4.500%	4/1/25	7,223	7,832
	Vulcan Materials Co.	3.900%	4/1/27	2,834	3,103
	Vulcan Materials Co.	3.500%	6/1/30	11,109	11,976
	Vulcan Materials Co.	4.500%	6/15/47	12,009	14,732
	Westlake Chemical Corp.	3.600%	8/15/26	15,220	16,335
	Westlake Chemical Corp.	2.875%	8/15/41	4,500	4,347
	Westlake Chemical Corp.	5.000%	8/15/46	17,273	21,856
	Westlake Chemical Corp.	4.375%	11/15/47	1,435	1,691
	Westlake Chemical Corp.	3.125%	8/15/51	8,102	7,819
	Westlake Chemical Corp.	3.375%	8/15/61	5,975	5,747
	WestRock MWV LLC	8.200%	1/15/30	4,734	6,532
	WestRock MWV LLC	7.950%	2/15/31	3,831	5,389
	WRKCo Inc.	3.000%	9/15/24	5,100	5,319
	WRKCo Inc.	3.750%	3/15/25	14,685	15,670
	WRKCo Inc.	4.650%	3/15/26	16,408	18,314
	WRKCo Inc.	3.375%	9/15/27	17,625	18,737

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	4.000%	3/15/28	8,737	9,643
	WRKCo Inc.	3.900%	6/1/28	4,334	4,750
	WRKCo Inc.	4.900%	3/15/29	17,952	20,893
	WRKCo Inc.	4.200%	6/1/32	3,175	3,612
	WRKCo Inc.	3.000%	6/15/33	6,204	6,398
[7]	Yamana Gold Inc.	2.630%	8/15/31	4,100	3,958
					2,484,846
Real Estate (1.1%)
	Agree LP	2.000%	6/15/28	8,055	7,917
	Agree LP	2.600%	6/15/33	4,889	4,812
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	23,639	25,130
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,382	2,612
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	14,930	16,195
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,177	4,582
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,975	6,619
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,530	4,058
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,797	5,999
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	7,517	8,804
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	9,795	11,758
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,016	12,997
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,539	5,317
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	13,245	12,443
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	4,645	6,013
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	7,890	9,195
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	4,530	4,499
	American Assets Trust LP	3.375%	2/1/31	5,071	5,196
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,052	2,109
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	4,733	5,059
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	7,850	8,324
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	5,919	6,331
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	5,041	5,153
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	3,450	3,818
	American Homes 4 Rent LP	4.250%	2/15/28	2,721	3,016
	American Homes 4 Rent LP	4.900%	2/15/29	8,420	9,752
	American Homes 4 Rent LP	3.375%	7/15/51	1,984	2,007
	American Tower Corp.	3.500%	1/31/23	14,327	14,715
	American Tower Corp.	3.000%	6/15/23	3,527	3,626
	American Tower Corp.	0.600%	1/15/24	3,625	3,588
	American Tower Corp.	5.000%	2/15/24	14,165	15,248
	American Tower Corp.	3.375%	5/15/24	11,305	11,816
	American Tower Corp.	2.950%	1/15/25	6,262	6,512
	American Tower Corp.	2.400%	3/15/25	8,912	9,155
	American Tower Corp.	4.000%	6/1/25	17,015	18,214
	American Tower Corp.	1.300%	9/15/25	9,450	9,311
	American Tower Corp.	1.600%	4/15/26	7,518	7,460
	American Tower Corp.	1.450%	9/15/26	8,825	8,652
	American Tower Corp.	3.375%	10/15/26	21,613	22,962
	American Tower Corp.	2.750%	1/15/27	1,036	1,068
	American Tower Corp.	3.125%	1/15/27	10,695	11,205

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.550%	7/15/27	11,448	12,254
	American Tower Corp.	3.600%	1/15/28	3,165	3,399
	American Tower Corp.	1.500%	1/31/28	9,542	9,138
	American Tower Corp.	3.950%	3/15/29	11,543	12,604
	American Tower Corp.	3.800%	8/15/29	22,188	24,158
	American Tower Corp.	2.900%	1/15/30	15,210	15,603
	American Tower Corp.	2.100%	6/15/30	10,447	10,082
	American Tower Corp.	1.875%	10/15/30	10,418	9,854
	American Tower Corp.	2.700%	4/15/31	6,986	7,037
	American Tower Corp.	2.300%	9/15/31	8,682	8,441
	American Tower Corp.	3.700%	10/15/49	7,627	8,177
	American Tower Corp.	3.100%	6/15/50	11,829	11,503
	American Tower Corp.	2.950%	1/15/51	19,933	18,900
[3]	AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,370
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	1,705	1,799
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	3,775	3,994
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	10,745	11,420
[3]	AvalonBay Communities Inc.	3.500%	11/15/25	7,217	7,740
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	4,462	4,715
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	6,315	6,648
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	7,691	8,265
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	5,215	5,583
	AvalonBay Communities Inc.	1.900%	12/1/28	2,325	2,306
[3]	AvalonBay Communities Inc.	3.300%	6/1/29	3,420	3,693
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	6,521	6,620
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	3,106	3,187
	AvalonBay Communities Inc.	2.050%	1/15/32	9,525	9,407
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	4,870	5,769
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	925	1,135
[3]	AvalonBay Communities Inc.	4.350%	4/15/48	4,075	5,216
	Boston Properties LP	3.125%	9/1/23	5,739	5,910
	Boston Properties LP	3.800%	2/1/24	4,816	5,037
	Boston Properties LP	3.200%	1/15/25	9,613	10,070
	Boston Properties LP	3.650%	2/1/26	8,495	9,105
	Boston Properties LP	2.750%	10/1/26	20,572	21,423
	Boston Properties LP	4.500%	12/1/28	2,066	2,339
	Boston Properties LP	3.400%	6/21/29	5,841	6,202
	Boston Properties LP	2.900%	3/15/30	19,578	19,983
	Boston Properties LP	3.250%	1/30/31	11,256	11,782
	Boston Properties LP	2.550%	4/1/32	7,683	7,645
	Boston Properties LP	2.450%	10/1/33	1,120	1,085
	Brandywine Operating Partnership LP	3.950%	2/15/23	5,780	5,921
	Brandywine Operating Partnership LP	3.950%	11/15/27	26,300	28,251
	Brixmor Operating Partnership LP	3.850%	2/1/25	21,895	23,166
	Brixmor Operating Partnership LP	4.125%	6/15/26	5,815	6,307
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,624	3,905
	Brixmor Operating Partnership LP	2.250%	4/1/28	14,951	14,925
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,328	9,220
	Brixmor Operating Partnership LP	4.050%	7/1/30	11,754	12,907
	Brixmor Operating Partnership LP	2.500%	8/16/31	9,897	9,682
	Broadstone Net Lease LLC	2.600%	9/15/31	3,500	3,413
	Camden Property Trust	2.950%	12/15/22	5,006	5,085
	Camden Property Trust	4.100%	10/15/28	10,425	11,759
	Camden Property Trust	3.150%	7/1/29	10,549	11,227
	Camden Property Trust	2.800%	5/15/30	15,940	16,626

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Camden Property Trust	3.350%	11/1/49	2,618	2,878
CBRE Services Inc.	4.875%	3/1/26	14,015	15,687
CBRE Services Inc.	2.500%	4/1/31	5,000	5,027
CC Holdings GS V LLC	3.849%	4/15/23	11,987	12,405
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,125	3,390
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	13,175	14,336
Corporate Office Properties LP	2.250%	3/15/26	2,463	2,489
Corporate Office Properties LP	2.750%	4/15/31	3,852	3,831
Corporate Office Properties LP	2.900%	12/1/33	7,619	7,500
Crown Castle International Corp.	3.150%	7/15/23	8,053	8,298
Crown Castle International Corp.	3.200%	9/1/24	9,636	10,072
Crown Castle International Corp.	1.350%	7/15/25	4,680	4,628
Crown Castle International Corp.	4.450%	2/15/26	13,077	14,320
Crown Castle International Corp.	3.700%	6/15/26	17,650	18,935
Crown Castle International Corp.	4.000%	3/1/27	9,156	9,977
Crown Castle International Corp.	3.650%	9/1/27	27,063	29,138
Crown Castle International Corp.	3.800%	2/15/28	27,955	30,386
Crown Castle International Corp.	4.300%	2/15/29	4,338	4,842
Crown Castle International Corp.	3.100%	11/15/29	10,050	10,483
Crown Castle International Corp.	3.300%	7/1/30	9,888	10,449
Crown Castle International Corp.	2.250%	1/15/31	14,749	14,353
Crown Castle International Corp.	2.100%	4/1/31	13,154	12,620
Crown Castle International Corp.	2.500%	7/15/31	10,290	10,224
Crown Castle International Corp.	2.900%	4/1/41	16,065	15,610
Crown Castle International Corp.	4.750%	5/15/47	3,889	4,770
Crown Castle International Corp.	5.200%	2/15/49	11,330	14,572
Crown Castle International Corp.	4.000%	11/15/49	5,648	6,200
Crown Castle International Corp.	4.150%	7/1/50	5,998	6,783
Crown Castle International Corp.	3.250%	1/15/51	11,199	11,070
CubeSmart LP	4.000%	11/15/25	2,900	3,120
CubeSmart LP	3.125%	9/1/26	2,575	2,704
CubeSmart LP	2.250%	12/15/28	4,647	4,662
CubeSmart LP	4.375%	2/15/29	3,900	4,420
CubeSmart LP	3.000%	2/15/30	3,343	3,488
CubeSmart LP	2.500%	2/15/32	9,405	9,386
CyrusOne LP	2.900%	11/15/24	6,395	6,615
CyrusOne LP	3.450%	11/15/29	9,039	9,812
CyrusOne LP	2.150%	11/1/30	5,825	5,757
Digital Realty Trust LP	4.750%	10/1/25	6,939	7,692
Digital Realty Trust LP	3.700%	8/15/27	8,047	8,737
Digital Realty Trust LP	4.450%	7/15/28	22,760	25,736
Digital Realty Trust LP	3.600%	7/1/29	34,128	37,078
Duke Realty LP	3.750%	12/1/24	3,405	3,610
Duke Realty LP	3.250%	6/30/26	6,284	6,689
Duke Realty LP	3.375%	12/15/27	6,754	7,214
Duke Realty LP	4.000%	9/15/28	3,875	4,330
Duke Realty LP	2.875%	11/15/29	2,154	2,246
Duke Realty LP	1.750%	7/1/30	6,506	6,202
Duke Realty LP	1.750%	2/1/31	2,300	2,180
Duke Realty LP	3.050%	3/1/50	6,870	6,785
EPR Properties	4.500%	4/1/25	1,272	1,355
EPR Properties	4.500%	6/1/27	5,633	5,949
EPR Properties	3.750%	8/15/29	4,283	4,321

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
EPR Properties	3.600%	11/15/31	1,475	1,467
Equinix Inc.	2.625%	11/18/24	13,985	14,427
Equinix Inc.	1.250%	7/15/25	4,240	4,167
Equinix Inc.	1.000%	9/15/25	5,020	4,886
Equinix Inc.	1.450%	5/15/26	4,456	4,373
Equinix Inc.	2.900%	11/18/26	13,511	14,047
Equinix Inc.	1.800%	7/15/27	10,050	9,918
Equinix Inc.	1.550%	3/15/28	4,275	4,119
Equinix Inc.	2.000%	5/15/28	3,000	2,945
Equinix Inc.	3.200%	11/18/29	17,633	18,523
Equinix Inc.	2.150%	7/15/30	17,169	16,684
Equinix Inc.	2.500%	5/15/31	10,797	10,803
Equinix Inc.	3.000%	7/15/50	9,665	9,246
Equinix Inc.	2.950%	9/15/51	3,865	3,648
Equinix Inc.	3.400%	2/15/52	6,145	6,271
ERP Operating LP	3.000%	4/15/23	2,628	2,690
ERP Operating LP	3.375%	6/1/25	3,010	3,190
ERP Operating LP	2.850%	11/1/26	13,673	14,352
ERP Operating LP	3.250%	8/1/27	3,941	4,216
ERP Operating LP	3.500%	3/1/28	13,781	15,008
ERP Operating LP	4.150%	12/1/28	5,405	6,120
ERP Operating LP	3.000%	7/1/29	5,939	6,294
ERP Operating LP	2.500%	2/15/30	7,075	7,266
ERP Operating LP	1.850%	8/1/31	1,200	1,164
ERP Operating LP	4.500%	7/1/44	9,485	11,970
ERP Operating LP	4.500%	6/1/45	2,575	3,254
ERP Operating LP	4.000%	8/1/47	4,626	5,570
Essential Properties LP	2.950%	7/15/31	4,630	4,568
Essex Portfolio LP	3.250%	5/1/23	3,905	4,000
Essex Portfolio LP	3.875%	5/1/24	600	632
Essex Portfolio LP	3.500%	4/1/25	15,115	15,967
Essex Portfolio LP	3.375%	4/15/26	11,809	12,495
Essex Portfolio LP	3.625%	5/1/27	400	431
Essex Portfolio LP	1.700%	3/1/28	7,825	7,637
Essex Portfolio LP	4.000%	3/1/29	12,695	14,092
Essex Portfolio LP	3.000%	1/15/30	9,815	10,284
Essex Portfolio LP	1.650%	1/15/31	3,250	3,039
Essex Portfolio LP	2.650%	3/15/32	6,602	6,641
Essex Portfolio LP	4.500%	3/15/48	7,350	9,049
Extra Space Storage LP	2.550%	6/1/31	5,720	5,686
Extra Space Storage LP	2.350%	3/15/32	4,000	3,905
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,345
Federal Realty Investment Trust	3.950%	1/15/24	2,157	2,260
Federal Realty Investment Trust	1.250%	2/15/26	250	245
Federal Realty Investment Trust	3.250%	7/15/27	6,100	6,460
Federal Realty Investment Trust	3.200%	6/15/29	6,035	6,384
Federal Realty Investment Trust	3.500%	6/1/30	2,000	2,139
Federal Realty Investment Trust	4.500%	12/1/44	14,908	17,727
GLP Capital LP	5.375%	11/1/23	5,865	6,229
GLP Capital LP	3.350%	9/1/24	7,143	7,407
GLP Capital LP	5.250%	6/1/25	11,296	12,412
GLP Capital LP	5.375%	4/15/26	14,214	15,876
GLP Capital LP	5.750%	6/1/28	2,681	3,099
GLP Capital LP	5.300%	1/15/29	9,669	10,946
GLP Capital LP	4.000%	1/15/30	9,505	10,074

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GLP Capital LP	4.000%	1/15/31	11,375	12,141
	GLP Capital LP	3.250%	1/15/32	1,800	1,809
	Healthcare Realty Trust Inc.	3.625%	1/15/28	4,423	4,770
	Healthcare Realty Trust Inc.	2.400%	3/15/30	1,400	1,398
	Healthcare Realty Trust Inc.	2.050%	3/15/31	3,085	2,968
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	10,911	11,658
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	7,067	7,676
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	4,082	4,235
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	12,545	11,908
	Healthpeak Properties Inc.	3.400%	2/1/25	3,354	3,526
	Healthpeak Properties Inc.	4.000%	6/1/25	671	722
	Healthpeak Properties Inc.	3.250%	7/15/26	18,266	19,414
	Healthpeak Properties Inc.	2.125%	12/1/28	2,500	2,506
	Healthpeak Properties Inc.	3.500%	7/15/29	12,032	13,055
	Healthpeak Properties Inc.	3.000%	1/15/30	17,562	18,419
	Healthpeak Properties Inc.	2.875%	1/15/31	4,625	4,810
	Healthpeak Properties Inc.	6.750%	2/1/41	1,845	2,760
	Highwoods Realty LP	3.875%	3/1/27	6,453	7,026
	Highwoods Realty LP	4.125%	3/15/28	3,288	3,628
	Highwoods Realty LP	4.200%	4/15/29	4,747	5,256
	Highwoods Realty LP	3.050%	2/15/30	5,750	5,935
	Highwoods Realty LP	2.600%	2/1/31	10,493	10,450
	Host Hotels & Resorts LP	3.875%	4/1/24	4,850	5,075
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	3,743	3,972
[3]	Host Hotels & Resorts LP	4.500%	2/1/26	1,950	2,097
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	12,190	12,469
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	13,475	13,838
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	5,000	4,836
	Hudson Pacific Properties LP	3.950%	11/1/27	6,890	7,406
	Hudson Pacific Properties LP	4.650%	4/1/29	4,335	4,916
	Hudson Pacific Properties LP	3.250%	1/15/30	3,450	3,595
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	3,800	3,574
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	8,975	8,803
	Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,095
	Kilroy Realty LP	3.450%	12/15/24	5,560	5,835
	Kilroy Realty LP	4.375%	10/1/25	5,180	5,638
	Kilroy Realty LP	4.750%	12/15/28	4,524	5,193
	Kilroy Realty LP	4.250%	8/15/29	1,858	2,070
	Kilroy Realty LP	3.050%	2/15/30	7,140	7,397
	Kilroy Realty LP	2.500%	11/15/32	3,089	3,005
	Kilroy Realty LP	2.650%	11/15/33	13,100	12,730
	Kimco Realty Corp.	3.375%	10/15/22	1,275	1,292
	Kimco Realty Corp.	3.500%	4/15/23	5,250	5,386
	Kimco Realty Corp.	3.125%	6/1/23	3,500	3,589
	Kimco Realty Corp.	4.450%	1/15/24	1,175	1,229
	Kimco Realty Corp.	2.700%	3/1/24	1,340	1,377
	Kimco Realty Corp.	3.300%	2/1/25	3,433	3,609
	Kimco Realty Corp.	3.850%	6/1/25	600	632
	Kimco Realty Corp.	2.800%	10/1/26	5,988	6,238
	Kimco Realty Corp.	3.800%	4/1/27	5,600	6,077
	Kimco Realty Corp.	1.900%	3/1/28	11,650	11,493
	Kimco Realty Corp.	2.700%	10/1/30	5,350	5,445
	Kimco Realty Corp.	2.250%	12/1/31	4,000	3,898
	Kimco Realty Corp.	4.250%	4/1/45	800	920
	Kimco Realty Corp.	4.125%	12/1/46	635	723

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kimco Realty Corp.	4.450%	9/1/47	5,720	6,814
Kimco Realty Corp.	3.700%	10/1/49	2,375	2,545
Kite Realty Group LP	4.000%	10/1/26	8,575	9,137
Kite Realty Group Trust	4.750%	9/15/30	4,640	5,137
Life Storage LP	3.500%	7/1/26	18,900	20,237
Life Storage LP	3.875%	12/15/27	1,000	1,099
Life Storage LP	2.200%	10/15/30	3,050	2,999
Life Storage LP	2.400%	10/15/31	8,050	7,918
LXP Industrial Trust	2.700%	9/15/30	3,250	3,236
LXP Industrial Trust	2.375%	10/1/31	6,725	6,448
Mid-America Apartments LP	4.300%	10/15/23	8,877	9,299
Mid-America Apartments LP	3.750%	6/15/24	4,880	5,139
Mid-America Apartments LP	1.100%	9/15/26	1,173	1,135
Mid-America Apartments LP	3.600%	6/1/27	8,766	9,486
Mid-America Apartments LP	4.200%	6/15/28	1,191	1,342
Mid-America Apartments LP	3.950%	3/15/29	1,960	2,191
Mid-America Apartments LP	2.750%	3/15/30	14,028	14,522
Mid-America Apartments LP	1.700%	2/15/31	7,595	7,252
National Health Investors Inc.	3.000%	2/1/31	6,239	6,025
National Retail Properties Inc.	3.900%	6/15/24	3,875	4,095
National Retail Properties Inc.	3.600%	12/15/26	3,152	3,372
National Retail Properties Inc.	3.500%	10/15/27	13,000	13,956
National Retail Properties Inc.	4.300%	10/15/28	3,331	3,755
National Retail Properties Inc.	2.500%	4/15/30	7,625	7,713
National Retail Properties Inc.	4.800%	10/15/48	4,659	5,865
National Retail Properties Inc.	3.100%	4/15/50	10,563	10,303
National Retail Properties Inc.	3.500%	4/15/51	2,981	3,091
National Retail Properties Inc.	3.000%	4/15/52	6,365	6,039
Office Properties Income Trust	4.250%	5/15/24	375	391
Office Properties Income Trust	4.500%	2/1/25	25,321	26,717
Office Properties Income Trust	2.650%	6/15/26	2,789	2,771
Office Properties Income Trust	3.450%	10/15/31	5,000	4,856
Omega Healthcare Investors Inc.	4.375%	8/1/23	17,404	18,143
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,695	5,014
Omega Healthcare Investors Inc.	4.500%	1/15/25	5,003	5,351
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,662	9,671
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,140	8,953
Omega Healthcare Investors Inc.	4.750%	1/15/28	8,830	9,761
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,338	10,741
Omega Healthcare Investors Inc.	3.375%	2/1/31	22,925	23,112
Omega Healthcare Investors Inc.	3.250%	4/15/33	5,309	5,202
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	7,338
Physicians Realty LP	4.300%	3/15/27	6,650	7,384
Physicians Realty LP	3.950%	1/15/28	2,750	3,013
Physicians Realty LP	2.625%	11/1/31	21,300	21,258
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,620
Piedmont Operating Partnership LP	4.450%	3/15/24	5,595	5,882
Piedmont Operating Partnership LP	3.150%	8/15/30	4,000	4,102
Piedmont Operating Partnership LP	2.750%	4/1/32	4,000	3,925
Prologis LP	3.250%	10/1/26	3,533	3,776
Prologis LP	2.125%	4/15/27	10,239	10,416
Prologis LP	3.875%	9/15/28	5,844	6,557
Prologis LP	4.375%	2/1/29	3,755	4,310
Prologis LP	2.250%	4/15/30	21,589	21,699

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	1.250%	10/15/30	6,026	5,612
Prologis LP	1.625%	3/15/31	11,751	11,209
Prologis LP	4.375%	9/15/48	5,080	6,406
Prologis LP	3.000%	4/15/50	11,495	11,902
Prologis LP	2.125%	10/15/50	7,680	6,670
Public Storage	0.875%	2/15/26	1,314	1,283
Public Storage	1.500%	11/9/26	5,066	5,065
Public Storage	3.094%	9/15/27	5,553	5,948
Public Storage	3.385%	5/1/29	9,160	9,992
Rayonier LP	2.750%	5/17/31	2,000	1,994
Realty Income Corp.	4.600%	2/6/24	6,561	6,976
Realty Income Corp.	3.875%	7/15/24	4,200	4,451
Realty Income Corp.	3.875%	4/15/25	10,229	11,016
Realty Income Corp.	4.625%	11/1/25	10,613	11,772
Realty Income Corp.	0.750%	3/15/26	6,875	6,627
Realty Income Corp.	4.875%	6/1/26	5,432	6,124
Realty Income Corp.	4.125%	10/15/26	14,443	15,960
Realty Income Corp.	3.000%	1/15/27	7,697	8,126
Realty Income Corp.	3.950%	8/15/27	10,487	11,639
Realty Income Corp.	3.400%	1/15/28	4,325	4,668
Realty Income Corp.	3.650%	1/15/28	8,683	9,456
Realty Income Corp.	2.200%	6/15/28	2,885	2,914
Realty Income Corp.	3.250%	6/15/29	9,815	10,599
Realty Income Corp.	3.100%	12/15/29	13,864	14,724
Realty Income Corp.	3.250%	1/15/31	19,300	20,737
Realty Income Corp.	2.850%	12/15/32	6,250	6,501
Realty Income Corp.	1.800%	3/15/33	6,715	6,330
Realty Income Corp.	4.650%	3/15/47	11,437	14,812
Regency Centers LP	3.600%	2/1/27	3,950	4,255
Regency Centers LP	4.125%	3/15/28	3,450	3,839
Regency Centers LP	2.950%	9/15/29	8,940	9,273
Regency Centers LP	3.700%	6/15/30	8,510	9,276
Regency Centers LP	4.400%	2/1/47	5,750	6,812
Regency Centers LP	4.650%	3/15/49	3,910	4,866
Rexford Industrial Realty LP	2.125%	12/1/30	5,050	4,815
Rexford Industrial Realty LP	2.150%	9/1/31	2,641	2,514
Sabra Health Care LP	5.125%	8/15/26	10,934	12,046
Sabra Health Care LP	3.900%	10/15/29	10,025	10,476
Safehold Operating Partnership LP	2.800%	6/15/31	2,175	2,150
Safehold Operating Partnership LP	2.850%	1/15/32	7,340	7,184
Simon Property Group LP	2.750%	6/1/23	10,615	10,844
Simon Property Group LP	3.750%	2/1/24	5,953	6,238
Simon Property Group LP	2.000%	9/13/24	7,592	7,731
Simon Property Group LP	3.375%	10/1/24	5,117	5,384
Simon Property Group LP	3.500%	9/1/25	17,745	18,929
Simon Property Group LP	3.300%	1/15/26	2,794	2,965
Simon Property Group LP	3.250%	11/30/26	6,182	6,622
Simon Property Group LP	1.375%	1/15/27	3,255	3,188
Simon Property Group LP	3.375%	6/15/27	12,713	13,652
Simon Property Group LP	3.375%	12/1/27	14,134	15,184
Simon Property Group LP	1.750%	2/1/28	13,700	13,469
Simon Property Group LP	2.450%	9/13/29	31,512	31,962
Simon Property Group LP	2.650%	7/15/30	7,475	7,626
Simon Property Group LP	2.200%	2/1/31	9,517	9,326
Simon Property Group LP	2.250%	1/15/32	6,665	6,505

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	6.750%	2/1/40	12,868	18,993
	Simon Property Group LP	4.750%	3/15/42	2,921	3,605
	Simon Property Group LP	4.250%	10/1/44	1,694	1,989
	Simon Property Group LP	4.250%	11/30/46	8,250	9,814
	Simon Property Group LP	3.250%	9/13/49	11,318	11,634
	Simon Property Group LP	3.800%	7/15/50	10,772	12,091
	SITE Centers Corp.	3.900%	8/15/24	1,000	1,030
	SITE Centers Corp.	3.625%	2/1/25	7,519	7,875
	SITE Centers Corp.	4.250%	2/1/26	2,940	3,140
	SITE Centers Corp.	4.700%	6/1/27	9,390	10,403
	SL Green Realty Corp.	4.500%	12/1/22	815	834
	Spirit Realty LP	4.450%	9/15/26	4,551	5,013
	Spirit Realty LP	3.200%	1/15/27	3,479	3,643
	Spirit Realty LP	4.000%	7/15/29	6,528	7,171
	Spirit Realty LP	3.400%	1/15/30	4,670	4,905
	Spirit Realty LP	3.200%	2/15/31	4,560	4,721
	Spirit Realty LP	2.700%	2/15/32	4,375	4,340
	STORE Capital Corp.	4.500%	3/15/28	4,800	5,325
	STORE Capital Corp.	4.625%	3/15/29	4,601	5,158
	STORE Capital Corp.	2.750%	11/18/30	2,339	2,334
	Sun Communities Operating LP	2.300%	11/1/28	2,000	1,986
	Tanger Properties LP	3.125%	9/1/26	6,100	6,302
	Tanger Properties LP	3.875%	7/15/27	3,300	3,531
	Tanger Properties LP	2.750%	9/1/31	5,000	4,833
[3]	UDR Inc.	2.950%	9/1/26	8,930	9,291
[3]	UDR Inc.	3.500%	7/1/27	3,300	3,530
[3]	UDR Inc.	3.500%	1/15/28	6,670	7,139
[3]	UDR Inc.	3.200%	1/15/30	2,500	2,634
	UDR Inc.	3.000%	8/15/31	6,433	6,705
[3]	UDR Inc.	2.100%	8/1/32	1,875	1,793
[3]	UDR Inc.	1.900%	3/15/33	9,828	9,103
[3]	UDR Inc.	2.100%	6/15/33	3,950	3,742
	UDR Inc.	3.100%	11/1/34	6,305	6,526
	Ventas Realty LP	3.500%	4/15/24	3,391	3,552
	Ventas Realty LP	3.750%	5/1/24	2,300	2,409
	Ventas Realty LP	2.650%	1/15/25	9,290	9,598
	Ventas Realty LP	3.500%	2/1/25	1,552	1,637
	Ventas Realty LP	4.125%	1/15/26	2,816	3,058
	Ventas Realty LP	3.250%	10/15/26	2,275	2,409
	Ventas Realty LP	3.850%	4/1/27	5,130	5,592
	Ventas Realty LP	4.000%	3/1/28	14,005	15,494
	Ventas Realty LP	4.400%	1/15/29	6,325	7,176
	Ventas Realty LP	3.000%	1/15/30	6,990	7,260
	Ventas Realty LP	4.750%	11/15/30	6,706	7,832
	Ventas Realty LP	5.700%	9/30/43	3,775	5,088
	Ventas Realty LP	4.375%	2/1/45	3,030	3,552
	Ventas Realty LP	4.875%	4/15/49	4,535	5,691
	Vornado Realty LP	3.500%	1/15/25	4,677	4,905
	Vornado Realty LP	3.400%	6/1/31	2,024	2,086
	Welltower Inc.	4.500%	1/15/24	2,241	2,371
	Welltower Inc.	3.625%	3/15/24	15,298	16,089
	Welltower Inc.	4.000%	6/1/25	16,318	17,586
	Welltower Inc.	4.250%	4/1/26	21,169	23,203
	Welltower Inc.	2.700%	2/15/27	7,555	7,876
	Welltower Inc.	4.250%	4/15/28	2,989	3,352

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Welltower Inc.	4.125%	3/15/29	15,600	17,448
Welltower Inc.	3.100%	1/15/30	12,908	13,553
Welltower Inc.	2.750%	1/15/31	15,900	16,247
Welltower Inc.	6.500%	3/15/41	5,797	8,441
Welltower Inc.	5.125%	3/15/43	1,260	1,552
Welltower Inc.	4.950%	9/1/48	3,262	4,271
Weyerhaeuser Co.	8.500%	1/15/25	2,984	3,596
Weyerhaeuser Co.	4.000%	11/15/29	11,540	12,874
Weyerhaeuser Co.	4.000%	4/15/30	10,582	11,787
Weyerhaeuser Co.	7.375%	3/15/32	12,190	17,146
Weyerhaeuser Co.	6.875%	12/15/33	3,275	4,475
WP Carey Inc.	4.600%	4/1/24	8,789	9,343
WP Carey Inc.	4.000%	2/1/25	1,800	1,919
WP Carey Inc.	4.250%	10/1/26	5,007	5,487
WP Carey Inc.	3.850%	7/15/29	3,845	4,251
WP Carey Inc.	2.250%	4/1/33	15,225	14,490
				3,468,355
Technology (2.6%)
Adobe Inc.	1.700%	2/1/23	4,683	4,736
Adobe Inc.	1.900%	2/1/25	1,971	2,019
Adobe Inc.	3.250%	2/1/25	16,392	17,347
Adobe Inc.	2.150%	2/1/27	12,812	13,170
Adobe Inc.	2.300%	2/1/30	17,936	18,336
Altera Corp.	4.100%	11/15/23	7,784	8,225
Amdocs Ltd.	2.538%	6/15/30	9,000	8,952
Analog Devices Inc.	2.950%	4/1/25	4,602	4,832
Analog Devices Inc.	3.500%	12/5/26	12,628	13,779
Analog Devices Inc.	1.700%	10/1/28	11,000	10,933
Analog Devices Inc.	2.100%	10/1/31	13,000	13,018
Analog Devices Inc.	2.800%	10/1/41	10,490	10,627
Analog Devices Inc.	2.950%	10/1/51	11,995	12,320
Apple Inc.	2.400%	1/13/23	14,975	15,233
Apple Inc.	2.850%	2/23/23	21,793	22,277
Apple Inc.	2.400%	5/3/23	67,586	69,172
Apple Inc.	0.750%	5/11/23	22,100	22,180
Apple Inc.	3.000%	2/9/24	6,901	7,190
Apple Inc.	3.450%	5/6/24	22,052	23,324
Apple Inc.	2.850%	5/11/24	32,577	33,952
Apple Inc.	1.800%	9/11/24	12,207	12,468
Apple Inc.	2.750%	1/13/25	23,750	24,830
Apple Inc.	2.500%	2/9/25	23,366	24,316
Apple Inc.	1.125%	5/11/25	42,764	42,672
Apple Inc.	3.200%	5/13/25	26,891	28,619
Apple Inc.	0.550%	8/20/25	14,447	14,101
Apple Inc.	0.700%	2/8/26	34,805	33,998
Apple Inc.	3.250%	2/23/26	34,836	37,273
Apple Inc.	2.450%	8/4/26	37,962	39,654
Apple Inc.	2.050%	9/11/26	14,959	15,381
Apple Inc.	3.350%	2/9/27	35,722	38,822
Apple Inc.	3.200%	5/11/27	47,912	51,690
Apple Inc.	3.000%	6/20/27	3,440	3,688
Apple Inc.	2.900%	9/12/27	37,378	39,840
Apple Inc.	3.000%	11/13/27	14,829	15,922
Apple Inc.	1.200%	2/8/28	32,529	31,593
Apple Inc.	1.400%	8/5/28	30,200	29,585

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Apple Inc.	2.200%	9/11/29	24,095	24,668
Apple Inc.	1.650%	5/11/30	25,190	24,611
Apple Inc.	1.250%	8/20/30	16,844	15,906
Apple Inc.	1.650%	2/8/31	36,852	35,907
Apple Inc.	1.700%	8/5/31	11,613	11,341
Apple Inc.	4.500%	2/23/36	18,804	23,599
Apple Inc.	2.375%	2/8/41	15,977	15,501
Apple Inc.	3.850%	5/4/43	24,360	28,777
Apple Inc.	4.450%	5/6/44	6,177	7,883
Apple Inc.	3.450%	2/9/45	27,481	30,689
Apple Inc.	4.375%	5/13/45	19,257	24,360
Apple Inc.	4.650%	2/23/46	51,497	67,651
Apple Inc.	3.850%	8/4/46	30,506	36,140
Apple Inc.	4.250%	2/9/47	11,639	14,599
Apple Inc.	3.750%	9/12/47	14,888	17,409
Apple Inc.	3.750%	11/13/47	17,428	20,484
Apple Inc.	2.950%	9/11/49	23,698	24,501
Apple Inc.	2.650%	5/11/50	37,632	36,966
Apple Inc.	2.400%	8/20/50	16,584	15,571
Apple Inc.	2.650%	2/8/51	32,180	31,615
Apple Inc.	2.700%	8/5/51	24,305	24,118
Apple Inc.	2.550%	8/20/60	24,060	22,651
Apple Inc.	2.800%	2/8/61	23,310	23,040
Apple Inc.	2.850%	8/5/61	17,725	17,824
Applied Materials Inc.	3.900%	10/1/25	15,205	16,537
Applied Materials Inc.	3.300%	4/1/27	19,236	20,771
Applied Materials Inc.	1.750%	6/1/30	10,175	9,982
Applied Materials Inc.	5.100%	10/1/35	8,915	11,576
Applied Materials Inc.	5.850%	6/15/41	8,411	12,272
Applied Materials Inc.	4.350%	4/1/47	8,150	10,386
Applied Materials Inc.	2.750%	6/1/50	9,699	9,758
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,217
Arrow Electronics Inc.	3.250%	9/8/24	9,054	9,443
Arrow Electronics Inc.	4.000%	4/1/25	4,596	4,901
Arrow Electronics Inc.	3.875%	1/12/28	7,120	7,718
Arrow Electronics Inc.	2.950%	2/15/32	4,855	4,894
Autodesk Inc.	3.600%	12/15/22	1,725	1,759
Autodesk Inc.	4.375%	6/15/25	3,538	3,850
Autodesk Inc.	3.500%	6/15/27	10,165	10,938
Autodesk Inc.	2.850%	1/15/30	6,675	6,911
Autodesk Inc.	2.400%	12/15/31	12,325	12,307
Automatic Data Processing Inc.	3.375%	9/15/25	19,505	20,947
Automatic Data Processing Inc.	1.700%	5/15/28	11,910	11,884
Automatic Data Processing Inc.	1.250%	9/1/30	11,800	11,146
Avnet Inc.	4.875%	12/1/22	6,870	7,114
Avnet Inc.	4.625%	4/15/26	6,030	6,611
Avnet Inc.	3.000%	5/15/31	3,000	2,969
Block Financial LLC	5.250%	10/1/25	12,365	13,731
Block Financial LLC	2.500%	7/15/28	5,600	5,612
Block Financial LLC	3.875%	8/15/30	8,975	9,610
Broadcom Corp.	3.875%	1/15/27	50,577	54,840
Broadcom Corp.	3.500%	1/15/28	4,585	4,900
Broadcom Inc.	2.250%	11/15/23	12,000	12,237
Broadcom Inc.	4.700%	4/15/25	20,326	22,229
Broadcom Inc.	3.150%	11/15/25	19,339	20,305

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.250%	4/15/26	32,000	34,985
	Broadcom Inc.	3.459%	9/15/26	25,630	27,304
[7]	Broadcom Inc.	1.950%	2/15/28	9,130	8,994
	Broadcom Inc.	4.110%	9/15/28	22,000	24,140
	Broadcom Inc.	4.750%	4/15/29	26,265	29,920
	Broadcom Inc.	5.000%	4/15/30	50,565	58,866
	Broadcom Inc.	4.150%	11/15/30	33,261	36,886
[7]	Broadcom Inc.	2.450%	2/15/31	31,650	30,925
	Broadcom Inc.	4.300%	11/15/32	16,750	18,864
[7]	Broadcom Inc.	2.600%	2/15/33	14,500	14,063
[7]	Broadcom Inc.	3.419%	4/15/33	32,131	33,544
[7]	Broadcom Inc.	3.469%	4/15/34	39,038	40,729
[7]	Broadcom Inc.	3.137%	11/15/35	18,345	18,441
[7]	Broadcom Inc.	3.187%	11/15/36	11,594	11,632
[7]	Broadcom Inc.	3.500%	2/15/41	29,900	30,446
[7]	Broadcom Inc.	3.750%	2/15/51	16,675	17,421
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,450	7,944
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	9,556	9,874
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	12,754	12,870
	Cadence Design Systems Inc.	4.375%	10/15/24	4,254	4,574
	CDW LLC	4.125%	5/1/25	3,700	3,803
	CDW LLC	4.250%	4/1/28	4,407	4,560
	CDW LLC	3.250%	2/15/29	7,763	7,822
[7]	CGI Inc.	1.450%	9/14/26	8,000	7,830
[7]	CGI Inc.	2.300%	9/14/31	5,500	5,294
	Cintas Corp. No. 2	3.700%	4/1/27	14,375	15,743
	Cisco Systems Inc.	2.600%	2/28/23	2,908	2,974
	Cisco Systems Inc.	2.200%	9/20/23	11,926	12,208
	Cisco Systems Inc.	3.625%	3/4/24	15,482	16,425
	Cisco Systems Inc.	3.500%	6/15/25	6,453	6,945
	Cisco Systems Inc.	2.950%	2/28/26	6,525	6,951
	Cisco Systems Inc.	2.500%	9/20/26	6,981	7,347
	Cisco Systems Inc.	5.900%	2/15/39	21,437	30,847
	Cisco Systems Inc.	5.500%	1/15/40	26,824	37,499
	Citrix Systems Inc.	1.250%	3/1/26	10,825	10,531
	Citrix Systems Inc.	4.500%	12/1/27	10,693	11,604
	Citrix Systems Inc.	3.300%	3/1/30	8,410	8,533
	Corning Inc.	4.700%	3/15/37	3,761	4,435
	Corning Inc.	5.750%	8/15/40	11,059	15,015
	Corning Inc.	4.750%	3/15/42	6,050	7,603
	Corning Inc.	5.350%	11/15/48	5,876	8,130
	Corning Inc.	3.900%	11/15/49	850	958
	Corning Inc.	4.375%	11/15/57	9,564	11,451
	Corning Inc.	5.850%	11/15/68	4,970	7,328
	Corning Inc.	5.450%	11/15/79	9,735	12,811
	Dell Inc.	6.500%	4/15/38	5,250	6,731
	Dell International LLC	5.450%	6/15/23	11,238	11,868
	Dell International LLC	4.000%	7/15/24	12,625	13,406
	Dell International LLC	5.850%	7/15/25	13,899	15,765
	Dell International LLC	6.020%	6/15/26	59,491	68,935
	Dell International LLC	4.900%	10/1/26	25,662	28,928
	Dell International LLC	6.100%	7/15/27	8,129	9,741
	Dell International LLC	5.300%	10/1/29	23,715	27,858
	Dell International LLC	6.200%	7/15/30	13,600	17,191
	Dell International LLC	8.100%	7/15/36	12,962	19,784

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Dell International LLC	3.375%	12/15/41	12,705	12,579
	Dell International LLC	8.350%	7/15/46	6,703	11,226
[7]	Dell International LLC	3.450%	12/15/51	16,645	15,981
	DXC Technology Co.	1.800%	9/15/26	10,758	10,654
	DXC Technology Co.	2.375%	9/15/28	9,068	8,889
	Emerson Electric Co.	2.000%	12/21/28	8,000	7,996
	Emerson Electric Co.	2.200%	12/21/31	13,000	12,946
	Emerson Electric Co.	2.800%	12/21/51	10,000	9,804
	Equifax Inc.	3.300%	12/15/22	4,850	4,936
	Equifax Inc.	3.950%	6/15/23	4,351	4,524
	Equifax Inc.	2.600%	12/1/24	5,271	5,455
	Equifax Inc.	2.600%	12/15/25	5,855	6,062
	Equifax Inc.	3.100%	5/15/30	11,372	11,919
	Equifax Inc.	2.350%	9/15/31	14,433	14,241
	Fidelity National Information Services Inc.	0.375%	3/1/23	10,442	10,392
	Fidelity National Information Services Inc.	0.600%	3/1/24	10,353	10,202
	Fidelity National Information Services Inc.	1.150%	3/1/26	15,389	15,015
	Fidelity National Information Services Inc.	1.650%	3/1/28	10,215	9,891
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,529	7,120
	Fidelity National Information Services Inc.	2.250%	3/1/31	17,600	17,218
	Fidelity National Information Services Inc.	3.100%	3/1/41	11,895	11,987
	Fidelity National Information Services Inc.	4.500%	8/15/46	2,616	3,175
	Fiserv Inc.	3.800%	10/1/23	18,082	18,911
	Fiserv Inc.	2.750%	7/1/24	31,389	32,464
	Fiserv Inc.	3.850%	6/1/25	30,777	32,903
	Fiserv Inc.	3.200%	7/1/26	23,949	25,350
	Fiserv Inc.	2.250%	6/1/27	14,509	14,758
	Fiserv Inc.	4.200%	10/1/28	13,510	15,143
	Fiserv Inc.	3.500%	7/1/29	39,309	42,277
	Fiserv Inc.	2.650%	6/1/30	13,600	13,807
	Fiserv Inc.	4.400%	7/1/49	28,406	33,876
	Flex Ltd.	5.000%	2/15/23	8,913	9,296
	Flex Ltd.	3.750%	2/1/26	5,429	5,803
	Flex Ltd.	4.875%	6/15/29	13,760	15,644
	Flex Ltd.	4.875%	5/12/30	3,250	3,705
	Fortinet Inc.	1.000%	3/15/26	6,650	6,446
	Fortinet Inc.	2.200%	3/15/31	6,575	6,435
	Global Payments Inc.	3.750%	6/1/23	4,993	5,146
	Global Payments Inc.	4.000%	6/1/23	8,829	9,176
	Global Payments Inc.	1.500%	11/15/24	6,000	6,002
	Global Payments Inc.	2.650%	2/15/25	20,048	20,619
	Global Payments Inc.	1.200%	3/1/26	5,323	5,179
	Global Payments Inc.	4.800%	4/1/26	10,030	11,137
	Global Payments Inc.	2.150%	1/15/27	9,600	9,645
	Global Payments Inc.	4.450%	6/1/28	7,320	8,165
	Global Payments Inc.	3.200%	8/15/29	17,896	18,633
	Global Payments Inc.	2.900%	5/15/30	9,747	9,926
	Global Payments Inc.	2.900%	11/15/31	9,986	10,145
	Global Payments Inc.	4.150%	8/15/49	13,920	15,990
[7]	GXO Logistics Inc.	1.650%	7/15/26	6,888	6,741
[7]	GXO Logistics Inc.	2.650%	7/15/31	3,750	3,699
	Harman International Industries Inc.	4.150%	5/15/25	5,436	5,845
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	6,767	6,873
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	15,175	16,019
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	9,475	9,532

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	30,320	33,648
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,455	4,456
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	11,214	14,707
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	19,812	26,531
	HP Inc.	2.200%	6/17/25	22,309	22,805
[7]	HP Inc.	1.450%	6/17/26	23,030	22,661
	HP Inc.	3.000%	6/17/27	19,128	20,130
	HP Inc.	3.400%	6/17/30	23,300	24,612
[7]	HP Inc.	2.650%	6/17/31	13,525	13,353
	HP Inc.	6.000%	9/15/41	15,017	20,004
	Hubbell Inc.	3.350%	3/1/26	4,851	5,135
	Hubbell Inc.	3.150%	8/15/27	3,200	3,374
	Hubbell Inc.	3.500%	2/15/28	12,120	13,051
	Hubbell Inc.	2.300%	3/15/31	3,000	3,002
	IHS Markit Ltd.	3.625%	5/1/24	5,170	5,420
	IHS Markit Ltd.	4.750%	8/1/28	9,835	11,372
	IHS Markit Ltd.	4.250%	5/1/29	8,382	9,496
	Intel Corp.	2.700%	12/15/22	27,207	27,770
	Intel Corp.	2.875%	5/11/24	14,807	15,412
	Intel Corp.	3.400%	3/25/25	19,375	20,626
	Intel Corp.	3.700%	7/29/25	31,016	33,451
	Intel Corp.	2.600%	5/19/26	20,198	21,202
	Intel Corp.	3.750%	3/25/27	14,612	16,084
	Intel Corp.	1.600%	8/12/28	14,150	13,979
	Intel Corp.	2.450%	11/15/29	27,082	28,014
	Intel Corp.	3.900%	3/25/30	19,610	22,291
	Intel Corp.	2.000%	8/12/31	16,375	16,270
	Intel Corp.	4.000%	12/15/32	12,397	14,503
	Intel Corp.	4.600%	3/25/40	4,941	6,150
	Intel Corp.	2.800%	8/12/41	10,108	10,079
	Intel Corp.	4.800%	10/1/41	13,084	16,986
	Intel Corp.	4.250%	12/15/42	7,316	8,868
	Intel Corp.	4.900%	7/29/45	3,563	4,726
	Intel Corp.	4.100%	5/19/46	15,927	18,882
	Intel Corp.	4.100%	5/11/47	7,540	9,038
	Intel Corp.	3.734%	12/8/47	43,657	49,512
	Intel Corp.	3.250%	11/15/49	21,178	22,376
	Intel Corp.	4.750%	3/25/50	28,451	37,844
	Intel Corp.	3.050%	8/12/51	16,690	17,118
	Intel Corp.	3.100%	2/15/60	17,350	17,481
	Intel Corp.	4.950%	3/25/60	9,766	13,712
	Intel Corp.	3.200%	8/12/61	9,751	9,979
	International Business Machines Corp.	3.375%	8/1/23	25,440	26,448
	International Business Machines Corp.	3.625%	2/12/24	23,975	25,266
	International Business Machines Corp.	3.000%	5/15/24	36,650	38,281
	International Business Machines Corp.	7.000%	10/30/25	6,765	8,155
	International Business Machines Corp.	3.450%	2/19/26	17,267	18,519
	International Business Machines Corp.	3.300%	5/15/26	48,000	51,377
	International Business Machines Corp.	3.300%	1/27/27	1,500	1,610
	International Business Machines Corp.	1.700%	5/15/27	10,500	10,468
	International Business Machines Corp.	6.220%	8/1/27	5,550	6,802
	International Business Machines Corp.	6.500%	1/15/28	1,570	1,978
	International Business Machines Corp.	3.500%	5/15/29	33,300	36,175
	International Business Machines Corp.	1.950%	5/15/30	23,080	22,566
	International Business Machines Corp.	5.875%	11/29/32	6,448	8,500

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	4.150%	5/15/39	26,606	30,756
	International Business Machines Corp.	5.600%	11/30/39	3,185	4,352
	International Business Machines Corp.	2.850%	5/15/40	9,000	8,859
	International Business Machines Corp.	4.000%	6/20/42	14,410	16,560
	International Business Machines Corp.	4.250%	5/15/49	35,440	42,984
	International Business Machines Corp.	2.950%	5/15/50	17,960	17,556
	Intuit Inc.	0.650%	7/15/23	3,740	3,731
	Intuit Inc.	0.950%	7/15/25	8,300	8,188
	Intuit Inc.	1.350%	7/15/27	7,829	7,672
	Intuit Inc.	1.650%	7/15/30	6,898	6,663
	Jabil Inc.	1.700%	4/15/26	6,155	6,112
	Jabil Inc.	3.950%	1/12/28	9,235	10,089
	Jabil Inc.	3.600%	1/15/30	6,695	7,246
	Jabil Inc.	3.000%	1/15/31	9,576	9,852
	Juniper Networks Inc.	1.200%	12/10/25	3,582	3,528
	Juniper Networks Inc.	3.750%	8/15/29	7,803	8,455
	Juniper Networks Inc.	2.000%	12/10/30	3,897	3,690
	Juniper Networks Inc.	5.950%	3/15/41	7,541	9,969
	KLA Corp.	4.650%	11/1/24	17,212	18,662
	KLA Corp.	4.100%	3/15/29	14,155	16,016
	KLA Corp.	5.000%	3/15/49	5,420	7,306
	KLA Corp.	3.300%	3/1/50	9,734	10,404
[7]	Kyndryl Holdings Inc.	2.050%	10/15/26	3,950	3,852
[7]	Kyndryl Holdings Inc.	2.700%	10/15/28	6,050	5,862
[7]	Kyndryl Holdings Inc.	3.150%	10/15/31	6,600	6,389
[7]	Kyndryl Holdings Inc.	4.100%	10/15/41	5,400	5,237
	Lam Research Corp.	3.800%	3/15/25	6,154	6,592
	Lam Research Corp.	3.750%	3/15/26	12,400	13,521
	Lam Research Corp.	4.000%	3/15/29	12,650	14,188
	Lam Research Corp.	1.900%	6/15/30	10,622	10,442
	Lam Research Corp.	4.875%	3/15/49	11,035	15,002
	Lam Research Corp.	2.875%	6/15/50	9,025	9,017
	Lam Research Corp.	3.125%	6/15/60	4,050	4,140
	Legrand France SA	8.500%	2/15/25	5,195	6,267
	Leidos Inc.	2.950%	5/15/23	7,400	7,577
	Leidos Inc.	3.625%	5/15/25	6,500	6,901
	Leidos Inc.	4.375%	5/15/30	11,300	12,606
	Leidos Inc.	2.300%	2/15/31	14,100	13,534
[3]	Marvell Technology Inc.	4.200%	6/22/23	7,630	7,935
	Marvell Technology Inc.	2.450%	4/15/28	7,132	7,240
[3]	Marvell Technology Inc.	4.875%	6/22/28	8,432	9,625
	Marvell Technology Inc.	2.950%	4/15/31	3,727	3,812
	Maxim Integrated Products Inc.	3.450%	6/15/27	5,958	6,428
	Microchip Technology Inc.	4.333%	6/1/23	7,765	8,096
	Microchip Technology Inc.	4.250%	9/1/25	12,400	12,880
	Micron Technology Inc.	4.975%	2/6/26	4,739	5,284
	Micron Technology Inc.	4.185%	2/15/27	20,833	22,873
	Micron Technology Inc.	5.327%	2/6/29	5,108	6,025
	Micron Technology Inc.	4.663%	2/15/30	9,375	10,783
	Micron Technology Inc.	2.703%	4/15/32	8,640	8,675
	Micron Technology Inc.	3.366%	11/1/41	3,300	3,389
	Micron Technology Inc.	3.477%	11/1/51	6,420	6,548
	Microsoft Corp.	2.000%	8/8/23	13,622	13,881
	Microsoft Corp.	3.625%	12/15/23	7,467	7,850
	Microsoft Corp.	2.875%	2/6/24	34,721	36,125

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	2.700%	2/12/25	23,924	25,021
	Microsoft Corp.	3.125%	11/3/25	42,031	44,810
	Microsoft Corp.	2.400%	8/8/26	54,405	56,938
	Microsoft Corp.	3.300%	2/6/27	50,844	55,352
	Microsoft Corp.	3.500%	2/12/35	20,388	23,349
	Microsoft Corp.	4.200%	11/3/35	1,700	2,085
	Microsoft Corp.	3.450%	8/8/36	35,721	40,970
	Microsoft Corp.	4.100%	2/6/37	16,590	20,194
	Microsoft Corp.	5.300%	2/8/41	500	701
	Microsoft Corp.	3.750%	2/12/45	1,400	1,657
	Microsoft Corp.	3.700%	8/8/46	51,575	61,888
	Microsoft Corp.	2.525%	6/1/50	92,390	90,669
	Microsoft Corp.	2.921%	3/17/52	103,518	109,617
	Microsoft Corp.	3.950%	8/8/56	413	519
	Microsoft Corp.	2.675%	6/1/60	49,665	49,453
	Microsoft Corp.	3.041%	3/17/62	44,690	48,116
	Moody's Corp.	2.625%	1/15/23	3,183	3,236
	Moody's Corp.	4.875%	2/15/24	8,734	9,344
	Moody's Corp.	3.750%	3/24/25	5,087	5,436
	Moody's Corp.	3.250%	1/15/28	6,535	7,016
	Moody's Corp.	4.250%	2/1/29	5,994	6,777
	Moody's Corp.	2.000%	8/19/31	7,900	7,695
	Moody's Corp.	2.750%	8/19/41	7,500	7,303
	Moody's Corp.	5.250%	7/15/44	9,086	12,286
	Moody's Corp.	4.875%	12/17/48	409	543
	Moody's Corp.	3.250%	5/20/50	5,360	5,620
	Moody's Corp.	2.550%	8/18/60	7,575	6,656
	Moody's Corp.	3.100%	11/29/61	7,120	7,077
	Motorola Solutions Inc.	4.000%	9/1/24	8,216	8,760
	Motorola Solutions Inc.	4.600%	2/23/28	10,700	12,092
	Motorola Solutions Inc.	4.600%	5/23/29	2,445	2,793
	Motorola Solutions Inc.	2.300%	11/15/30	6,250	6,071
	Motorola Solutions Inc.	2.750%	5/24/31	9,005	9,027
	Motorola Solutions Inc.	5.500%	9/1/44	6,475	8,481
	NetApp Inc.	3.300%	9/29/24	6,853	7,183
	NetApp Inc.	1.875%	6/22/25	6,110	6,177
	NetApp Inc.	2.375%	6/22/27	6,767	6,943
	NetApp Inc.	2.700%	6/22/30	11,916	11,988
	NVIDIA Corp.	0.309%	6/15/23	16,039	15,944
	NVIDIA Corp.	0.584%	6/14/24	7,425	7,359
	NVIDIA Corp.	3.200%	9/16/26	22,652	24,381
	NVIDIA Corp.	1.550%	6/15/28	16,368	16,158
	NVIDIA Corp.	2.850%	4/1/30	17,165	18,212
	NVIDIA Corp.	2.000%	6/15/31	16,890	16,773
	NVIDIA Corp.	3.500%	4/1/40	15,618	17,531
	NVIDIA Corp.	3.500%	4/1/50	28,605	32,656
	NVIDIA Corp.	3.700%	4/1/60	7,488	8,948
[7]	NXP BV	4.875%	3/1/24	11,194	12,024
[7]	NXP BV	2.700%	5/1/25	6,723	6,946
[7]	NXP BV	5.350%	3/1/26	5,381	6,080
[7]	NXP BV	3.875%	6/18/26	6,088	6,567
[7]	NXP BV	3.150%	5/1/27	8,402	8,839
[7]	NXP BV	5.550%	12/1/28	15,129	18,113
[7]	NXP BV	4.300%	6/18/29	20,098	22,534
[7]	NXP BV	3.400%	5/1/30	16,555	17,653

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	NXP BV	2.500%	5/11/31	22,255	22,315
[7]	NXP BV	2.650%	2/15/32	14,392	14,445
[7]	NXP BV	3.250%	5/11/41	10,847	11,151
[7]	NXP BV	3.125%	2/15/42	4,500	4,524
[7]	NXP BV	3.250%	11/30/51	5,400	5,402
	Oracle Corp.	2.625%	2/15/23	14,260	14,512
	Oracle Corp.	3.625%	7/15/23	3,709	3,850
	Oracle Corp.	2.400%	9/15/23	30,786	31,395
	Oracle Corp.	3.400%	7/8/24	26,533	27,766
	Oracle Corp.	2.950%	11/15/24	30,833	32,073
	Oracle Corp.	2.500%	4/1/25	60,491	61,961
	Oracle Corp.	2.950%	5/15/25	29,961	31,095
	Oracle Corp.	1.650%	3/25/26	36,459	36,156
	Oracle Corp.	2.650%	7/15/26	61,314	63,078
	Oracle Corp.	2.800%	4/1/27	41,170	42,474
	Oracle Corp.	3.250%	11/15/27	8,059	8,508
	Oracle Corp.	2.300%	3/25/28	27,777	27,654
	Oracle Corp.	2.950%	4/1/30	42,518	42,974
	Oracle Corp.	3.250%	5/15/30	2,672	2,761
	Oracle Corp.	2.875%	3/25/31	42,491	42,704
	Oracle Corp.	4.300%	7/8/34	32,801	36,375
	Oracle Corp.	3.900%	5/15/35	11,545	12,350
	Oracle Corp.	3.850%	7/15/36	25,009	26,329
	Oracle Corp.	3.800%	11/15/37	24,840	25,882
	Oracle Corp.	6.500%	4/15/38	15,087	20,324
	Oracle Corp.	6.125%	7/8/39	8,007	10,557
	Oracle Corp.	3.600%	4/1/40	45,236	45,473
	Oracle Corp.	5.375%	7/15/40	31,572	38,390
	Oracle Corp.	3.650%	3/25/41	33,043	33,456
	Oracle Corp.	4.500%	7/8/44	18,518	20,716
	Oracle Corp.	4.125%	5/15/45	26,382	28,002
	Oracle Corp.	4.000%	7/15/46	42,613	44,308
	Oracle Corp.	4.000%	11/15/47	32,311	33,511
	Oracle Corp.	3.600%	4/1/50	63,746	62,427
	Oracle Corp.	3.950%	3/25/51	35,744	37,194
	Oracle Corp.	4.375%	5/15/55	18,035	19,743
	Oracle Corp.	3.850%	4/1/60	47,897	47,395
	Oracle Corp.	4.100%	3/25/61	21,074	22,002
	PayPal Holdings Inc.	1.350%	6/1/23	7,659	7,723
	PayPal Holdings Inc.	2.400%	10/1/24	14,715	15,227
	PayPal Holdings Inc.	1.650%	6/1/25	5,562	5,631
	PayPal Holdings Inc.	2.650%	10/1/26	21,500	22,614
	PayPal Holdings Inc.	2.850%	10/1/29	20,115	21,190
	PayPal Holdings Inc.	2.300%	6/1/30	11,005	11,166
	PayPal Holdings Inc.	3.250%	6/1/50	17,805	19,087
[7]	Qorvo Inc.	1.750%	12/15/24	5,000	5,004
	Qorvo Inc.	4.375%	10/15/29	11,213	11,976
	QUALCOMM Inc.	2.600%	1/30/23	9,726	9,915
	QUALCOMM Inc.	2.900%	5/20/24	15,040	15,673
	QUALCOMM Inc.	3.450%	5/20/25	15,623	16,641
	QUALCOMM Inc.	3.250%	5/20/27	24,644	26,610
	QUALCOMM Inc.	1.300%	5/20/28	22,933	22,223
	QUALCOMM Inc.	2.150%	5/20/30	7,516	7,579
	QUALCOMM Inc.	1.650%	5/20/32	22,762	21,598
	QUALCOMM Inc.	4.650%	5/20/35	11,577	14,396

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	4.800%	5/20/45	20,767	27,569
	QUALCOMM Inc.	4.300%	5/20/47	18,158	22,810
	QUALCOMM Inc.	3.250%	5/20/50	8,025	8,815
	Quanta Services Inc.	2.900%	10/1/30	13,125	13,411
	Quanta Services Inc.	3.050%	10/1/41	600	587
	RELX Capital Inc.	3.500%	3/16/23	12,619	12,993
	RELX Capital Inc.	4.000%	3/18/29	3,016	3,344
	RELX Capital Inc.	3.000%	5/22/30	9,119	9,578
	Roper Technologies Inc.	3.650%	9/15/23	2,612	2,722
	Roper Technologies Inc.	2.350%	9/15/24	3,698	3,798
	Roper Technologies Inc.	1.000%	9/15/25	9,093	8,889
	Roper Technologies Inc.	3.850%	12/15/25	2,300	2,477
	Roper Technologies Inc.	3.800%	12/15/26	12,170	13,355
	Roper Technologies Inc.	1.400%	9/15/27	11,065	10,744
	Roper Technologies Inc.	4.200%	9/15/28	14,149	15,894
	Roper Technologies Inc.	2.950%	9/15/29	14,375	14,891
	Roper Technologies Inc.	2.000%	6/30/30	11,300	10,880
	Roper Technologies Inc.	1.750%	2/15/31	13,421	12,618
	S&P Global Inc.	4.000%	6/15/25	11,650	12,626
	S&P Global Inc.	2.950%	1/22/27	2,420	2,560
	S&P Global Inc.	2.500%	12/1/29	10,570	10,931
	S&P Global Inc.	1.250%	8/15/30	8,929	8,344
	S&P Global Inc.	3.250%	12/1/49	8,961	9,746
	S&P Global Inc.	2.300%	8/15/60	12,158	10,553
	salesforce.com Inc.	3.250%	4/11/23	14,626	15,086
	salesforce.com Inc.	3.700%	4/11/28	19,318	21,419
	salesforce.com Inc.	1.500%	7/15/28	14,330	14,165
	salesforce.com Inc.	1.950%	7/15/31	20,564	20,367
	salesforce.com Inc.	2.700%	7/15/41	17,300	17,254
	salesforce.com Inc.	2.900%	7/15/51	26,370	26,885
	salesforce.com Inc.	3.050%	7/15/61	17,187	17,699
	ServiceNow Inc.	1.400%	9/1/30	20,025	18,672
	Skyworks Solutions Inc.	1.800%	6/1/26	8,625	8,543
	Skyworks Solutions Inc.	3.000%	6/1/31	9,701	9,761
[7]	TD SYNNEX Corp.	1.750%	8/9/26	7,253	7,084
[7]	TD SYNNEX Corp.	2.375%	8/9/28	9,058	8,794
	Teledyne FLIR LLC	2.500%	8/1/30	6,728	6,754
	Texas Instruments Inc.	2.250%	5/1/23	150	152
	Texas Instruments Inc.	2.625%	5/15/24	3,815	3,951
	Texas Instruments Inc.	1.375%	3/12/25	12,839	12,905
	Texas Instruments Inc.	1.125%	9/15/26	6,635	6,569
	Texas Instruments Inc.	2.900%	11/3/27	12,591	13,498
	Texas Instruments Inc.	2.250%	9/4/29	16,576	16,964
	Texas Instruments Inc.	1.750%	5/4/30	9,420	9,244
	Texas Instruments Inc.	1.900%	9/15/31	6,700	6,613
	Texas Instruments Inc.	3.875%	3/15/39	9,810	11,581
	Texas Instruments Inc.	4.150%	5/15/48	19,056	23,937
	Texas Instruments Inc.	2.700%	9/15/51	7,330	7,387
	TSMC Arizona Corp.	1.750%	10/25/26	16,475	16,483
	TSMC Arizona Corp.	2.500%	10/25/31	16,325	16,526
	TSMC Arizona Corp.	3.125%	10/25/41	13,046	13,598
	TSMC Arizona Corp.	3.250%	10/25/51	13,975	14,701
	Verisk Analytics Inc.	4.000%	6/15/25	12,272	13,212
	Verisk Analytics Inc.	4.125%	3/15/29	10,022	11,175
	Verisk Analytics Inc.	5.500%	6/15/45	5,213	7,025

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verisk Analytics Inc.	3.625%	5/15/50	8,825	9,629
	VMware Inc.	0.600%	8/15/23	13,876	13,784
	VMware Inc.	4.500%	5/15/25	21,075	22,976
	VMware Inc.	1.400%	8/15/26	20,300	19,966
	VMware Inc.	4.650%	5/15/27	11,325	12,783
	VMware Inc.	3.900%	8/21/27	27,194	29,705
	VMware Inc.	1.800%	8/15/28	10,225	9,958
	VMware Inc.	4.700%	5/15/30	13,779	16,026
	VMware Inc.	2.200%	8/15/31	20,075	19,732
	Western Digital Corp.	4.750%	2/15/26	10,600	11,588
	Western Digital Corp.	2.850%	2/1/29	4,900	4,946
	Western Digital Corp.	3.100%	2/1/32	7,200	7,252
	Xilinx Inc.	2.950%	6/1/24	9,075	9,426
	Xilinx Inc.	2.375%	6/1/30	10,850	10,992
					8,205,447
Utilities (2.3%)
	AEP Texas Inc.	3.950%	6/1/28	12,350	13,571
[3]	AEP Texas Inc.	2.100%	7/1/30	5,190	5,003
	AEP Texas Inc.	3.800%	10/1/47	6,700	7,186
[3]	AEP Texas Inc.	3.450%	1/15/50	6,413	6,560
	AEP Transmission Co. LLC	3.100%	12/1/26	4,810	5,083
	AEP Transmission Co. LLC	4.000%	12/1/46	5,640	6,553
	AEP Transmission Co. LLC	3.750%	12/1/47	6,800	7,652
	AEP Transmission Co. LLC	4.250%	9/15/48	4,739	5,725
	AEP Transmission Co. LLC	3.800%	6/15/49	5,556	6,330
	AEP Transmission Co. LLC	3.150%	9/15/49	5,410	5,526
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	7,794	8,633
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	7,037	6,739
	AES Corp.	1.375%	1/15/26	8,100	7,872
	AES Corp.	2.450%	1/15/31	10,330	10,074
[3]	Alabama Power Co.	3.550%	12/1/23	9,021	9,455
[3]	Alabama Power Co.	1.450%	9/15/30	4,914	4,627
	Alabama Power Co.	6.125%	5/15/38	1,667	2,334
	Alabama Power Co.	6.000%	3/1/39	3,222	4,488
	Alabama Power Co.	3.850%	12/1/42	2,885	3,251
	Alabama Power Co.	4.150%	8/15/44	6,715	7,859
	Alabama Power Co.	3.750%	3/1/45	4,435	4,911
	Alabama Power Co.	4.300%	1/2/46	21,245	25,453
[3]	Alabama Power Co.	3.700%	12/1/47	7,549	8,387
[3]	Alabama Power Co.	4.300%	7/15/48	3,795	4,599
	Alabama Power Co.	3.450%	10/1/49	23,191	24,759
	Alabama Power Co.	3.125%	7/15/51	8,448	8,654
	Alabama Power Co.	3.000%	3/15/52	18,790	18,862
	Ameren Corp.	2.500%	9/15/24	1,200	1,233
	Ameren Corp.	3.650%	2/15/26	5,140	5,478
	Ameren Corp.	1.950%	3/15/27	1,500	1,506
	Ameren Corp.	1.750%	3/15/28	6,000	5,814
	Ameren Corp.	3.500%	1/15/31	11,207	12,132
	Ameren Illinois Co.	3.250%	3/1/25	2,335	2,454
	Ameren Illinois Co.	3.800%	5/15/28	6,120	6,754
	Ameren Illinois Co.	1.550%	11/15/30	3,100	2,937
	Ameren Illinois Co.	4.150%	3/15/46	4,656	5,625
	Ameren Illinois Co.	3.700%	12/1/47	7,515	8,585
	Ameren Illinois Co.	4.500%	3/15/49	7,013	8,959
	Ameren Illinois Co.	3.250%	3/15/50	5,433	5,772

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	2.900%	6/15/51	5,028	5,079
[3]	American Electric Power Co. Inc.	2.950%	12/15/22	9,197	9,345
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	3,000	2,984
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	3,000	2,936
	American Electric Power Co. Inc.	3.200%	11/13/27	3,245	3,440
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	10,720	11,977
	American Electric Power Co. Inc.	2.300%	3/1/30	362	356
	American Electric Power Co. Inc.	3.250%	3/1/50	5,502	5,460
	American Electric Power Co. Inc.	3.875%	2/15/62	5,370	5,438
	American Water Capital Corp.	3.850%	3/1/24	6,650	7,006
	American Water Capital Corp.	3.400%	3/1/25	8,735	9,246
	American Water Capital Corp.	2.950%	9/1/27	8,316	8,788
	American Water Capital Corp.	3.750%	9/1/28	7,067	7,767
	American Water Capital Corp.	3.450%	6/1/29	13,554	14,630
	American Water Capital Corp.	2.800%	5/1/30	5,269	5,461
	American Water Capital Corp.	2.300%	6/1/31	8,025	8,030
	American Water Capital Corp.	6.593%	10/15/37	8,341	12,113
	American Water Capital Corp.	4.300%	12/1/42	170	204
	American Water Capital Corp.	4.300%	9/1/45	7,567	9,093
	American Water Capital Corp.	4.000%	12/1/46	1,515	1,754
	American Water Capital Corp.	3.750%	9/1/47	12,581	14,089
	American Water Capital Corp.	4.200%	9/1/48	8,695	10,448
	American Water Capital Corp.	4.150%	6/1/49	6,965	8,235
	American Water Capital Corp.	3.450%	5/1/50	6,500	6,978
	American Water Capital Corp.	3.250%	6/1/51	6,250	6,527
	Appalachian Power Co.	3.400%	6/1/25	4,912	5,199
[3]	Appalachian Power Co.	3.300%	6/1/27	5,725	6,125
[3]	Appalachian Power Co.	2.700%	4/1/31	7,404	7,577
	Appalachian Power Co.	7.000%	4/1/38	1,035	1,497
	Appalachian Power Co.	4.400%	5/15/44	3,528	4,107
	Appalachian Power Co.	4.450%	6/1/45	9,172	10,739
[3]	Appalachian Power Co.	4.500%	3/1/49	13,420	16,292
[3]	Appalachian Power Co.	3.700%	5/1/50	5,300	5,755
	Arizona Public Service Co.	3.150%	5/15/25	5,202	5,426
	Arizona Public Service Co.	2.950%	9/15/27	1,500	1,576
	Arizona Public Service Co.	2.600%	8/15/29	3,664	3,739
	Arizona Public Service Co.	5.050%	9/1/41	320	393
	Arizona Public Service Co.	4.500%	4/1/42	9,909	11,596
	Arizona Public Service Co.	4.350%	11/15/45	1,350	1,585
	Arizona Public Service Co.	3.750%	5/15/46	12,710	13,908
	Arizona Public Service Co.	4.200%	8/15/48	500	576
	Arizona Public Service Co.	4.250%	3/1/49	6,921	8,085
	Arizona Public Service Co.	3.500%	12/1/49	3,905	4,064
	Arizona Public Service Co.	3.350%	5/15/50	2,995	3,064
	Arizona Public Service Co.	2.650%	9/15/50	3,304	3,009
	Atlantic City Electric Co.	2.300%	3/15/31	5,555	5,589
	Atmos Energy Corp.	0.625%	3/9/23	10,050	10,024
	Atmos Energy Corp.	3.000%	6/15/27	8,010	8,492
	Atmos Energy Corp.	2.625%	9/15/29	2,814	2,907
	Atmos Energy Corp.	1.500%	1/15/31	250	234
	Atmos Energy Corp.	5.500%	6/15/41	10,450	13,848
	Atmos Energy Corp.	4.150%	1/15/43	6,560	7,597
	Atmos Energy Corp.	4.125%	10/15/44	3,533	4,134
	Atmos Energy Corp.	4.300%	10/1/48	2,080	2,546
	Atmos Energy Corp.	3.375%	9/15/49	19,863	21,273

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	2.850%	2/15/52	15,920	15,663
	Avangrid Inc.	3.150%	12/1/24	9,984	10,458
	Avangrid Inc.	3.200%	4/15/25	407	428
	Avangrid Inc.	3.800%	6/1/29	12,589	13,762
	Avista Corp.	4.350%	6/1/48	4,795	5,934
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,821	8,059
	Baltimore Gas & Electric Co.	2.400%	8/15/26	5,851	6,014
	Baltimore Gas & Electric Co.	2.250%	6/15/31	3,798	3,812
	Baltimore Gas & Electric Co.	6.350%	10/1/36	953	1,350
	Baltimore Gas & Electric Co.	3.500%	8/15/46	5,287	5,772
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	7,233	8,225
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,220	2,697
	Baltimore Gas & Electric Co.	3.200%	9/15/49	6,100	6,317
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,250	6,235
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	7,004	7,147
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,319	8,704
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,161	7,599
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	3,650	3,953
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,220	7,745
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	18,641	20,697
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,510	7,122
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	10,844	14,799
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,731	7,726
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,922	10,202
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	11,286	13,702
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	10,169	11,351
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	20,316	25,208
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	17,540	21,417
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	16,277	15,655
	Black Hills Corp.	4.250%	11/30/23	4,634	4,873
	Black Hills Corp.	1.037%	8/23/24	10,000	9,901
	Black Hills Corp.	3.950%	1/15/26	2,810	3,013
	Black Hills Corp.	3.150%	1/15/27	5,125	5,359
	Black Hills Corp.	3.050%	10/15/29	5,566	5,820
	Black Hills Corp.	4.350%	5/1/33	6,949	7,892
	Black Hills Corp.	4.200%	9/15/46	3,860	4,393
	Black Hills Corp.	3.875%	10/15/49	4,685	5,187
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,580	2,661
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,114	2,233
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,555	4,638
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,335	12,622
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,325	4,184
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,725	6,816
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,485	8,074
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,650	5,711
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	9,550	10,563
	CenterPoint Energy Inc.	3.850%	2/1/24	4,723	4,951
	CenterPoint Energy Inc.	2.500%	9/1/24	2,410	2,478
	CenterPoint Energy Inc.	1.450%	6/1/26	14,774	14,528
	CenterPoint Energy Inc.	4.250%	11/1/28	5,450	6,084
	CenterPoint Energy Inc.	2.950%	3/1/30	14,469	14,948
	CenterPoint Energy Inc.	2.650%	6/1/31	3,050	3,087
	CenterPoint Energy Inc.	3.700%	9/1/49	8,690	9,483
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,686	4,044
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,907	6,564

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,800	9,276
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,350	3,868
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,126	6,539
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	511
	Cleco Corporate Holdings LLC	4.973%	5/1/46	5,732	6,910
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	6,086
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	8,030
	CMS Energy Corp.	3.000%	5/15/26	6,275	6,549
	CMS Energy Corp.	3.450%	8/15/27	3,296	3,544
	CMS Energy Corp.	4.875%	3/1/44	6,305	7,938
[3]	CMS Energy Corp.	4.750%	6/1/50	6,100	6,620
	CMS Energy Corp.	3.750%	12/1/50	3,200	3,146
	Commonwealth Edison Co.	2.550%	6/15/26	12,079	12,630
[3]	Commonwealth Edison Co.	2.950%	8/15/27	4,700	4,978
	Commonwealth Edison Co.	3.700%	8/15/28	3,292	3,620
	Commonwealth Edison Co.	2.200%	3/1/30	3,492	3,500
	Commonwealth Edison Co.	5.900%	3/15/36	3,889	5,362
	Commonwealth Edison Co.	6.450%	1/15/38	8,048	11,707
	Commonwealth Edison Co.	3.800%	10/1/42	5,486	6,190
	Commonwealth Edison Co.	4.600%	8/15/43	6,270	7,811
	Commonwealth Edison Co.	4.700%	1/15/44	6,077	7,684
	Commonwealth Edison Co.	3.700%	3/1/45	10,340	11,577
	Commonwealth Edison Co.	4.350%	11/15/45	6,775	8,188
	Commonwealth Edison Co.	3.650%	6/15/46	13,542	15,101
[3]	Commonwealth Edison Co.	3.750%	8/15/47	9,583	10,886
	Commonwealth Edison Co.	4.000%	3/1/48	9,990	11,760
	Commonwealth Edison Co.	4.000%	3/1/49	10,674	12,688
[3]	Commonwealth Edison Co.	3.200%	11/15/49	7,225	7,536
	Commonwealth Edison Co.	3.000%	3/1/50	7,350	7,500
[3]	Commonwealth Edison Co.	2.750%	9/1/51	6,450	6,296
	Connecticut Light & Power Co.	2.500%	1/15/23	8,645	8,771
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	5,000	4,863
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	7,175	7,659
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	3,860	3,817
	Connecticut Light & Power Co.	4.300%	4/15/44	6,065	7,402
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	4,850	5,842
	Connecticut Light & Power Co.	4.000%	4/1/48	10,690	12,852
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,515	2,654
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,089	1,198
[3]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,350	1,512
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,585	8,152
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	5,144	6,754
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,095	4,244
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	734
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,931	5,696
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	11,282	14,556
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10,088	13,332
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	3,615	3,928
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	22,488	26,449
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	13,975	16,485
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	16,710	18,129
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	7,647	8,397
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	8,202	9,439
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	6,165	6,213
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,726	7,128

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,692	5,589
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	4,210	4,780
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	10,054	12,363
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,453	8,006
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	11,850	12,587
[3]	Consolidated Edison Inc.	0.650%	12/1/23	8,400	8,336
	Consumers Energy Co.	0.350%	6/1/23	4,300	4,274
	Consumers Energy Co.	3.375%	8/15/23	7,585	7,840
	Consumers Energy Co.	3.800%	11/15/28	7,344	8,178
	Consumers Energy Co.	3.950%	5/15/43	4,578	5,258
	Consumers Energy Co.	3.250%	8/15/46	6,784	7,240
	Consumers Energy Co.	3.950%	7/15/47	4,750	5,605
	Consumers Energy Co.	4.050%	5/15/48	6,907	8,278
	Consumers Energy Co.	4.350%	4/15/49	8,095	10,212
	Consumers Energy Co.	3.100%	8/15/50	7,690	8,035
	Consumers Energy Co.	3.500%	8/1/51	18,927	21,335
	Consumers Energy Co.	2.650%	8/15/52	4,050	3,955
	Consumers Energy Co.	2.500%	5/1/60	8,785	7,758
	Dayton Power & Light Co.	3.950%	6/15/49	1,568	1,789
	Delmarva Power & Light Co.	3.500%	11/15/23	4,805	5,004
	Delmarva Power & Light Co.	4.150%	5/15/45	5,475	6,416
	Dominion Energy Inc.	3.071%	8/15/24	6,243	6,469
	Dominion Energy Inc.	3.900%	10/1/25	10,808	11,686
[3]	Dominion Energy Inc.	1.450%	4/15/26	6,667	6,600
[3]	Dominion Energy Inc.	2.850%	8/15/26	7,616	7,949
[3]	Dominion Energy Inc.	3.600%	3/15/27	3,425	3,689
	Dominion Energy Inc.	4.250%	6/1/28	5,353	5,988
[3]	Dominion Energy Inc.	3.375%	4/1/30	36,306	38,671
[3]	Dominion Energy Inc.	2.250%	8/15/31	10,075	9,869
[3]	Dominion Energy Inc.	6.300%	3/15/33	6,298	8,285
[3]	Dominion Energy Inc.	5.250%	8/1/33	1,489	1,830
[3]	Dominion Energy Inc.	5.950%	6/15/35	4,385	5,756
	Dominion Energy Inc.	7.000%	6/15/38	5,583	8,083
[3]	Dominion Energy Inc.	3.300%	4/15/41	6,200	6,431
[3]	Dominion Energy Inc.	4.900%	8/1/41	11,680	14,412
[3]	Dominion Energy Inc.	4.050%	9/15/42	8,756	9,863
	Dominion Energy Inc.	4.700%	12/1/44	4,151	5,145
[3]	Dominion Energy Inc.	4.600%	3/15/49	7,491	9,402
[3]	Dominion Energy Inc.	5.750%	10/1/54	4,381	4,672
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	2,000	2,017
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,129	8,336
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	3,230	4,548
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,617	4,892
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,473	7,916
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	6,213	8,940
	DTE Electric Co.	3.650%	3/15/24	9,250	9,702
	DTE Electric Co.	3.375%	3/1/25	7,750	8,187
[3]	DTE Electric Co.	1.900%	4/1/28	3,575	3,554
	DTE Electric Co.	2.250%	3/1/30	25,702	25,811
[3]	DTE Electric Co.	2.625%	3/1/31	7,625	7,873
[3]	DTE Electric Co.	4.000%	4/1/43	6,425	7,546
	DTE Electric Co.	4.300%	7/1/44	600	729
	DTE Electric Co.	3.700%	3/15/45	7,554	8,418
	DTE Electric Co.	3.700%	6/1/46	3,127	3,529
	DTE Electric Co.	3.750%	8/15/47	6,445	7,328

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	DTE Electric Co.	4.050%	5/15/48	3,665	4,412
	DTE Electric Co.	3.950%	3/1/49	5,410	6,434
	DTE Electric Co.	2.950%	3/1/50	7,020	7,124
[3]	DTE Electric Co.	3.250%	4/1/51	5,825	6,287
[3]	DTE Energy Co.	2.529%	10/1/24	5,122	5,280
[3]	DTE Energy Co.	1.050%	6/1/25	7,675	7,532
	DTE Energy Co.	2.850%	10/1/26	40,598	42,377
[3]	DTE Energy Co.	3.400%	6/15/29	15,453	16,356
	DTE Energy Co.	2.950%	3/1/30	3,549	3,667
	Duke Energy Carolinas LLC	2.500%	3/15/23	9,308	9,467
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,200	9,435
	Duke Energy Carolinas LLC	2.950%	12/1/26	8,315	8,810
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,072	16,783
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	5,940	7,331
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,687	6,840
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,756	6,855
	Duke Energy Carolinas LLC	2.550%	4/15/31	5,955	6,101
	Duke Energy Carolinas LLC	6.450%	10/15/32	4,590	6,124
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,556	14,374
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,195	10,011
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,326	8,765
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,558	12,579
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,212	7,314
	Duke Energy Carolinas LLC	4.000%	9/30/42	7,879	9,056
	Duke Energy Carolinas LLC	3.750%	6/1/45	11,403	12,754
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,145	12,637
	Duke Energy Carolinas LLC	3.700%	12/1/47	9,518	10,622
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,075	2,406
	Duke Energy Carolinas LLC	3.200%	8/15/49	8,272	8,596
	Duke Energy Carolinas LLC	3.450%	4/15/51	7,050	7,738
	Duke Energy Corp.	3.950%	10/15/23	4,900	5,119
	Duke Energy Corp.	0.900%	9/15/25	5,700	5,541
	Duke Energy Corp.	2.650%	9/1/26	12,889	13,378
	Duke Energy Corp.	3.150%	8/15/27	15,379	16,255
	Duke Energy Corp.	3.400%	6/15/29	6,631	7,059
	Duke Energy Corp.	2.450%	6/1/30	18,881	18,796
	Duke Energy Corp.	2.550%	6/15/31	9,200	9,195
	Duke Energy Corp.	4.800%	12/15/45	4,605	5,671
	Duke Energy Corp.	3.750%	9/1/46	21,043	22,546
	Duke Energy Corp.	3.950%	8/15/47	1,103	1,215
	Duke Energy Corp.	4.200%	6/15/49	8,350	9,548
	Duke Energy Corp.	3.500%	6/15/51	9,015	9,371
	Duke Energy Corp.	3.250%	1/15/82	2,025	1,977
	Duke Energy Florida LLC	3.200%	1/15/27	4,532	4,832
	Duke Energy Florida LLC	3.800%	7/15/28	6,058	6,683
	Duke Energy Florida LLC	2.500%	12/1/29	15,250	15,608
	Duke Energy Florida LLC	1.750%	6/15/30	8,010	7,707
	Duke Energy Florida LLC	2.400%	12/15/31	8,200	8,303
	Duke Energy Florida LLC	6.350%	9/15/37	8,906	12,750
	Duke Energy Florida LLC	6.400%	6/15/38	10,406	15,016
	Duke Energy Florida LLC	5.650%	4/1/40	1,895	2,553
	Duke Energy Florida LLC	3.850%	11/15/42	1,409	1,579
	Duke Energy Florida LLC	3.400%	10/1/46	8,705	9,158
	Duke Energy Florida LLC	4.200%	7/15/48	5,825	6,971
	Duke Energy Florida LLC	3.000%	12/15/51	5,475	5,570

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,026	1,029
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	4,118
	Duke Energy Indiana LLC	6.120%	10/15/35	5,848	7,793
	Duke Energy Indiana LLC	6.350%	8/15/38	9,664	13,597
	Duke Energy Indiana LLC	6.450%	4/1/39	4,410	6,295
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	3,777	4,722
	Duke Energy Indiana LLC	3.750%	5/15/46	19,650	22,037
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	5,680	5,877
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,200	1,248
	Duke Energy Ohio Inc.	3.650%	2/1/29	14,664	15,945
	Duke Energy Ohio Inc.	2.125%	6/1/30	4,100	4,042
	Duke Energy Ohio Inc.	3.700%	6/15/46	6,775	7,444
	Duke Energy Ohio Inc.	4.300%	2/1/49	2,293	2,763
	Duke Energy Progress LLC	3.375%	9/1/23	2,509	2,606
	Duke Energy Progress LLC	3.250%	8/15/25	13,250	14,064
	Duke Energy Progress LLC	3.700%	9/1/28	8,105	8,901
	Duke Energy Progress LLC	3.450%	3/15/29	10,636	11,504
	Duke Energy Progress LLC	2.000%	8/15/31	11,850	11,586
	Duke Energy Progress LLC	6.300%	4/1/38	5,617	7,960
	Duke Energy Progress LLC	4.100%	5/15/42	5,142	5,965
	Duke Energy Progress LLC	4.100%	3/15/43	7,130	8,259
	Duke Energy Progress LLC	4.375%	3/30/44	15,115	18,182
	Duke Energy Progress LLC	4.150%	12/1/44	8,074	9,501
	Duke Energy Progress LLC	4.200%	8/15/45	7,877	9,425
	Duke Energy Progress LLC	3.700%	10/15/46	8,275	9,266
	Duke Energy Progress LLC	3.600%	9/15/47	7,453	8,253
	Duke Energy Progress LLC	2.500%	8/15/50	4,500	4,187
	Duke Energy Progress LLC	2.900%	8/15/51	8,300	8,321
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	4,175	4,152
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	5,250	5,274
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	4,175	4,203
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	969
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	13,725	14,291
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	5,500	5,687
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	5,265	5,592
	Edison International	2.950%	3/15/23	1,250	1,276
	Edison International	3.550%	11/15/24	5,818	6,106
	Edison International	5.750%	6/15/27	3,493	3,995
	Edison International	4.125%	3/15/28	5,450	5,789
	El Paso Electric Co.	6.000%	5/15/35	3,375	4,419
	El Paso Electric Co.	5.000%	12/1/44	4,500	5,481
	Emera US Finance LP	3.550%	6/15/26	9,354	9,950
	Emera US Finance LP	4.750%	6/15/46	17,269	20,512
	Enel Americas SA	4.000%	10/25/26	7,247	7,743
	Enel Chile SA	4.875%	6/12/28	13,371	14,741
	Entergy Arkansas LLC	3.500%	4/1/26	6,278	6,727
	Entergy Arkansas LLC	4.200%	4/1/49	4,738	5,669
	Entergy Arkansas LLC	2.650%	6/15/51	9,550	8,937
	Entergy Corp.	0.900%	9/15/25	10,660	10,347
	Entergy Corp.	2.950%	9/1/26	11,639	12,175
	Entergy Corp.	1.900%	6/15/28	2,800	2,746
	Entergy Corp.	2.800%	6/15/30	18,293	18,545

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Corp.	2.400%	6/15/31	7,644	7,553
	Entergy Corp.	3.750%	6/15/50	12,550	13,603
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,146	4,575
	Entergy Louisiana LLC	4.050%	9/1/23	6,608	6,876
	Entergy Louisiana LLC	0.620%	11/17/23	5,000	4,961
	Entergy Louisiana LLC	0.950%	10/1/24	10,450	10,365
	Entergy Louisiana LLC	5.400%	11/1/24	5,125	5,701
	Entergy Louisiana LLC	2.400%	10/1/26	7,963	8,162
	Entergy Louisiana LLC	3.120%	9/1/27	7,127	7,526
	Entergy Louisiana LLC	3.250%	4/1/28	5,095	5,421
	Entergy Louisiana LLC	1.600%	12/15/30	4,320	4,079
	Entergy Louisiana LLC	3.050%	6/1/31	12,219	12,941
	Entergy Louisiana LLC	2.350%	6/15/32	7,355	7,321
	Entergy Louisiana LLC	4.000%	3/15/33	13,480	15,413
	Entergy Louisiana LLC	3.100%	6/15/41	6,711	6,895
	Entergy Louisiana LLC	4.950%	1/15/45	12,285	13,212
	Entergy Louisiana LLC	4.200%	9/1/48	9,725	11,646
	Entergy Louisiana LLC	4.200%	4/1/50	10,470	12,606
	Entergy Louisiana LLC	2.900%	3/15/51	12,151	11,883
	Entergy Mississippi LLC	2.850%	6/1/28	13,214	13,823
	Entergy Mississippi LLC	3.850%	6/1/49	5,475	6,309
	Entergy Texas Inc.	1.750%	3/15/31	10,900	10,255
	Entergy Texas Inc.	4.500%	3/30/39	639	750
	Entergy Texas Inc.	3.550%	9/30/49	4,324	4,584
	Essential Utilities Inc.	3.566%	5/1/29	9,134	9,835
	Essential Utilities Inc.	2.704%	4/15/30	7,142	7,246
	Essential Utilities Inc.	4.276%	5/1/49	5,515	6,576
	Essential Utilities Inc.	3.351%	4/15/50	5,802	6,021
	Evergy Inc.	2.450%	9/15/24	3,887	3,985
	Evergy Inc.	2.900%	9/15/29	6,893	7,076
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,601	6,839
	Evergy Kansas Central Inc.	3.100%	4/1/27	13,320	14,051
	Evergy Kansas Central Inc.	4.125%	3/1/42	8,937	10,371
	Evergy Kansas Central Inc.	4.100%	4/1/43	5,625	6,581
	Evergy Kansas Central Inc.	4.250%	12/1/45	4,304	5,141
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,350	5,567
	Evergy Metro Inc.	3.150%	3/15/23	2,871	2,930
[3]	Evergy Metro Inc.	2.250%	6/1/30	6,896	6,880
	Evergy Metro Inc.	5.300%	10/1/41	7,310	9,645
	Evergy Metro Inc.	4.200%	6/15/47	7,345	8,761
	Evergy Metro Inc.	4.200%	3/15/48	6,263	7,493
[3]	Evergy Metro Inc.	4.125%	4/1/49	1,082	1,290
[3]	Eversource Energy	3.800%	12/1/23	6,200	6,507
[3]	Eversource Energy	2.900%	10/1/24	3,900	4,045
[3]	Eversource Energy	3.150%	1/15/25	5,697	5,950
[3]	Eversource Energy	3.300%	1/15/28	7,515	7,999
[3]	Eversource Energy	4.250%	4/1/29	6,750	7,536
[3]	Eversource Energy	1.650%	8/15/30	8,945	8,375
	Eversource Energy	2.550%	3/15/31	4,055	4,075
	Eversource Energy	3.450%	1/15/50	12,375	13,106
	Exelon Corp.	3.497%	6/1/22	4,237	4,275
[3]	Exelon Corp.	3.950%	6/15/25	23,143	24,793
	Exelon Corp.	3.400%	4/15/26	13,392	14,281
	Exelon Corp.	4.050%	4/15/30	20,104	22,403
[3]	Exelon Corp.	4.950%	6/15/35	7,862	9,424

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	5.625%	6/15/35	7,025	8,945
	Exelon Corp.	5.100%	6/15/45	4,837	6,263
	Exelon Corp.	4.450%	4/15/46	9,995	12,062
	Exelon Corp.	4.700%	4/15/50	12,834	16,181
	Exelon Generation Co. LLC	4.250%	6/15/22	10,603	10,679
	Exelon Generation Co. LLC	6.250%	10/1/39	14,143	17,785
	Exelon Generation Co. LLC	5.750%	10/1/41	7,988	9,558
	Exelon Generation Co. LLC	5.600%	6/15/42	11,592	13,759
	Florida Power & Light Co.	2.750%	6/1/23	11,625	11,847
	Florida Power & Light Co.	3.250%	6/1/24	10,415	10,861
	Florida Power & Light Co.	2.850%	4/1/25	20,001	20,930
	Florida Power & Light Co.	3.125%	12/1/25	8,942	9,493
	Florida Power & Light Co.	5.625%	4/1/34	3,211	4,308
	Florida Power & Light Co.	4.950%	6/1/35	1,868	2,364
	Florida Power & Light Co.	5.650%	2/1/37	4,296	5,770
	Florida Power & Light Co.	5.950%	2/1/38	8,780	12,273
	Florida Power & Light Co.	5.960%	4/1/39	1,000	1,430
	Florida Power & Light Co.	5.690%	3/1/40	397	563
	Florida Power & Light Co.	5.250%	2/1/41	1,655	2,198
	Florida Power & Light Co.	4.125%	2/1/42	16,667	19,911
	Florida Power & Light Co.	4.050%	6/1/42	8,060	9,521
	Florida Power & Light Co.	3.800%	12/15/42	5,842	6,740
	Florida Power & Light Co.	4.050%	10/1/44	4,390	5,240
	Florida Power & Light Co.	3.700%	12/1/47	9,605	11,023
	Florida Power & Light Co.	3.950%	3/1/48	24,883	29,886
	Florida Power & Light Co.	3.990%	3/1/49	968	1,177
	Florida Power & Light Co.	3.150%	10/1/49	14,830	15,886
	Fortis Inc.	3.055%	10/4/26	12,515	13,060
[3]	Georgia Power Co.	2.100%	7/30/23	11,148	11,352
[3]	Georgia Power Co.	2.200%	9/15/24	7,575	7,744
	Georgia Power Co.	3.250%	4/1/26	8,950	9,441
	Georgia Power Co.	3.250%	3/30/27	8,046	8,515
[3]	Georgia Power Co.	2.650%	9/15/29	9,833	10,015
[3]	Georgia Power Co.	4.750%	9/1/40	8,877	10,486
	Georgia Power Co.	4.300%	3/15/42	11,805	13,514
	Georgia Power Co.	4.300%	3/15/43	5,190	5,891
[3]	Georgia Power Co.	3.700%	1/30/50	5,246	5,604
[3]	Georgia Power Co.	3.250%	3/15/51	8,700	8,772
[3]	Gulf Power Co.	3.300%	5/30/27	4,205	4,511
	Iberdrola International BV	6.750%	7/15/36	3,500	5,163
	Indiana Michigan Power Co.	3.850%	5/15/28	11,482	12,693
	Indiana Michigan Power Co.	6.050%	3/15/37	7,554	10,255
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	5,280	6,510
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	9,680	10,725
	Indiana Michigan Power Co.	3.250%	5/1/51	13,825	14,363
	Interstate Power & Light Co.	3.250%	12/1/24	13,102	13,752
	Interstate Power & Light Co.	4.100%	9/26/28	8,575	9,555
	Interstate Power & Light Co.	3.600%	4/1/29	5,316	5,783
	Interstate Power & Light Co.	2.300%	6/1/30	6,075	6,044
	Interstate Power & Light Co.	6.250%	7/15/39	3,345	4,686
	Interstate Power & Light Co.	3.700%	9/15/46	3,802	4,289
	Interstate Power & Light Co.	3.500%	9/30/49	392	425
	Interstate Power & Light Co.	3.100%	11/30/51	4,100	4,138
	IPALCO Enterprises Inc.	3.700%	9/1/24	287	301
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,548	4,988

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ITC Holdings Corp.	3.650%	6/15/24	4,482	4,702
	ITC Holdings Corp.	3.250%	6/30/26	6,380	6,749
	ITC Holdings Corp.	3.350%	11/15/27	8,658	9,187
	ITC Holdings Corp.	5.300%	7/1/43	11,515	15,105
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,848	3,457
	Kentucky Utilities Co.	5.125%	11/1/40	7,216	9,253
	Kentucky Utilities Co.	4.375%	10/1/45	7,420	8,839
	Kentucky Utilities Co.	3.300%	6/1/50	11,000	11,582
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,350	4,603
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,097	14,784
	MidAmerican Energy Co.	3.500%	10/15/24	10,694	11,305
	MidAmerican Energy Co.	3.100%	5/1/27	5,680	6,055
	MidAmerican Energy Co.	3.650%	4/15/29	8,437	9,299
	MidAmerican Energy Co.	6.750%	12/30/31	9,264	12,781
[3]	MidAmerican Energy Co.	5.750%	11/1/35	3,200	4,261
[3]	MidAmerican Energy Co.	5.800%	10/15/36	8,780	11,879
	MidAmerican Energy Co.	4.800%	9/15/43	5,266	6,691
	MidAmerican Energy Co.	4.400%	10/15/44	2,158	2,650
	MidAmerican Energy Co.	4.250%	5/1/46	8,110	9,913
	MidAmerican Energy Co.	3.950%	8/1/47	4,487	5,266
	MidAmerican Energy Co.	3.650%	8/1/48	11,920	13,456
	MidAmerican Energy Co.	4.250%	7/15/49	8,956	11,067
	MidAmerican Energy Co.	3.150%	4/15/50	2,570	2,699
	Mississippi Power Co.	3.950%	3/30/28	1,775	1,947
[3]	Mississippi Power Co.	4.250%	3/15/42	8,090	9,382
	National Fuel Gas Co.	3.750%	3/1/23	3,660	3,740
	National Fuel Gas Co.	5.200%	7/15/25	2,802	3,074
	National Fuel Gas Co.	5.500%	1/15/26	4,436	4,973
	National Fuel Gas Co.	3.950%	9/15/27	4,390	4,660
	National Fuel Gas Co.	4.750%	9/1/28	10,846	11,958
	National Fuel Gas Co.	2.950%	3/1/31	3,555	3,571
	National Grid USA	5.803%	4/1/35	3,183	3,954
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	12,572	12,804
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	6,005	6,249
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,111	15,656
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,102	3,054
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	9,942	10,380
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	10,002	10,641
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	17,374	16,964
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,868	5,151
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	504	544
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	6,065	6,745
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,909	8,680
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	6,953	7,023

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,000	923
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	5,670	5,359
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,400	2,057
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	12,195	13,851
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	7,937	8,101
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	6,615	7,164
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	10,750	13,451
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	14,500	18,092
[3]	Nevada Power Co.	3.700%	5/1/29	12,145	13,359
[3]	Nevada Power Co.	2.400%	5/1/30	7,835	7,897
[3]	Nevada Power Co.	6.650%	4/1/36	5,800	8,323
[3]	Nevada Power Co.	6.750%	7/1/37	8,597	12,487
[3]	Nevada Power Co.	3.125%	8/1/50	8,308	8,438
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	11,076	11,053
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	17,081	18,537
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	5,333	5,293
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	6,049	6,516
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	4,444	4,583
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,312	35,222
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	9,203	9,824
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	6,117	6,940
	NiSource Inc.	0.950%	8/15/25	12,471	12,154
	NiSource Inc.	3.490%	5/15/27	9,889	10,635
	NiSource Inc.	2.950%	9/1/29	11,951	12,351
	NiSource Inc.	3.600%	5/1/30	3,141	3,393
	NiSource Inc.	1.700%	2/15/31	14,685	13,742
	NiSource Inc.	5.950%	6/15/41	7,046	9,753
	NiSource Inc.	5.250%	2/15/43	2,170	2,793
	NiSource Inc.	4.800%	2/15/44	3,879	4,747
	NiSource Inc.	5.650%	2/1/45	3,430	4,652
	NiSource Inc.	4.375%	5/15/47	28,641	34,081
	NiSource Inc.	3.950%	3/30/48	1,222	1,377
	Northern States Power Co.	2.600%	5/15/23	4,400	4,466
	Northern States Power Co.	2.250%	4/1/31	1,855	1,869
	Northern States Power Co.	6.250%	6/1/36	3,670	5,242
	Northern States Power Co.	6.200%	7/1/37	5,561	8,074
	Northern States Power Co.	5.350%	11/1/39	9,596	13,116
	Northern States Power Co.	3.400%	8/15/42	6,359	6,902
	Northern States Power Co.	4.125%	5/15/44	975	1,157
	Northern States Power Co.	4.000%	8/15/45	3,120	3,673
	Northern States Power Co.	3.600%	5/15/46	300	339
	Northern States Power Co.	3.600%	9/15/47	1,507	1,685
	Northern States Power Co.	2.900%	3/1/50	5,321	5,372
	Northern States Power Co.	2.600%	6/1/51	700	674
	Northern States Power Co.	3.200%	4/1/52	4,615	4,952
	NorthWestern Corp.	4.176%	11/15/44	5,130	6,019
	NSTAR Electric Co.	3.200%	5/15/27	8,650	9,243
	NSTAR Electric Co.	3.250%	5/15/29	5,058	5,432

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NSTAR Electric Co.	3.950%	4/1/30	2,000	2,255
	NSTAR Electric Co.	5.500%	3/15/40	5,296	7,238
	NSTAR Electric Co.	4.400%	3/1/44	3,300	4,034
	Oglethorpe Power Corp.	5.950%	11/1/39	2,915	3,891
	Oglethorpe Power Corp.	5.375%	11/1/40	8,450	10,797
	Oglethorpe Power Corp.	5.050%	10/1/48	1,550	1,954
	Oglethorpe Power Corp.	5.250%	9/1/50	968	1,244
	Ohio Edison Co.	6.875%	7/15/36	2,430	3,475
[3]	Ohio Power Co.	2.600%	4/1/30	394	405
[3]	Ohio Power Co.	1.625%	1/15/31	6,562	6,183
	Ohio Power Co.	4.150%	4/1/48	4,305	5,047
	Ohio Power Co.	4.000%	6/1/49	5,465	6,292
[3]	Ohio Power Co.	2.900%	10/1/51	4,000	3,889
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	6,296
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	8,400	8,938
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	3,050	3,605
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	4,854	5,567
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	10,765	11,159
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,172	10,627
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,800	2,697
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	6,993	7,699
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,600	1,961
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	5,950	6,202
[7]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	2,225	2,319
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,440	7,579
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,130	4,554
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,892	2,999
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,900	7,834
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,569	5,663
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,075	2,781
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	12,587	14,346
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	4,938	5,730
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	3,305	4,018
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	13,193	15,348
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	8,150	8,534
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	7,319	8,429
[7]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	2,425	2,361
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	4,532	6,638
	ONE Gas Inc.	0.850%	3/11/23	6,500	6,486
	ONE Gas Inc.	1.100%	3/11/24	7,560	7,500
	ONE Gas Inc.	2.000%	5/15/30	3,050	2,977
	ONE Gas Inc.	4.658%	2/1/44	5,800	7,187
	ONE Gas Inc.	4.500%	11/1/48	7,685	9,464
	Pacific Gas & Electric Co.	1.750%	6/16/22	32,100	32,078
	Pacific Gas & Electric Co.	1.367%	3/10/23	8,600	8,549
	Pacific Gas & Electric Co.	1.700%	11/15/23	4,370	4,368
	Pacific Gas & Electric Co.	3.850%	11/15/23	9,405	9,671
	Pacific Gas & Electric Co.	3.750%	2/15/24	4,216	4,354
	Pacific Gas & Electric Co.	3.500%	6/15/25	7,040	7,292
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,686	1,749
	Pacific Gas & Electric Co.	3.150%	1/1/26	28,814	29,508
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,835
	Pacific Gas & Electric Co.	3.300%	12/1/27	32,804	33,350
	Pacific Gas & Electric Co.	3.000%	6/15/28	2,050	2,054
	Pacific Gas & Electric Co.	3.750%	7/1/28	19,160	19,940

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.550%	7/1/30	41,216	44,705
	Pacific Gas & Electric Co.	2.500%	2/1/31	27,240	25,951
	Pacific Gas & Electric Co.	3.250%	6/1/31	5,690	5,716
	Pacific Gas & Electric Co.	4.500%	7/1/40	26,455	27,738
	Pacific Gas & Electric Co.	3.300%	8/1/40	11,023	10,257
	Pacific Gas & Electric Co.	4.200%	6/1/41	6,450	6,553
	Pacific Gas & Electric Co.	4.750%	2/15/44	15,025	15,676
	Pacific Gas & Electric Co.	4.300%	3/15/45	10,141	10,254
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,444	5,482
	Pacific Gas & Electric Co.	3.950%	12/1/47	28,748	27,973
	Pacific Gas & Electric Co.	4.950%	7/1/50	46,179	50,584
	Pacific Gas & Electric Co.	3.500%	8/1/50	28,059	26,231
	PacifiCorp	2.950%	6/1/23	5,381	5,511
	PacifiCorp	3.600%	4/1/24	7,264	7,617
	PacifiCorp	3.500%	6/15/29	14,010	15,216
	PacifiCorp	2.700%	9/15/30	6,708	6,926
	PacifiCorp	7.700%	11/15/31	1,399	2,013
	PacifiCorp	5.250%	6/15/35	3,968	4,987
	PacifiCorp	6.100%	8/1/36	5,828	7,885
	PacifiCorp	5.750%	4/1/37	9,615	12,667
	PacifiCorp	6.250%	10/15/37	7,937	11,038
	PacifiCorp	6.350%	7/15/38	4,232	5,939
	PacifiCorp	6.000%	1/15/39	4,796	6,578
	PacifiCorp	4.100%	2/1/42	5,640	6,468
	PacifiCorp	4.125%	1/15/49	18,812	21,723
	PacifiCorp	4.150%	2/15/50	13,199	15,652
	PacifiCorp	3.300%	3/15/51	11,816	12,363
	PacifiCorp	2.900%	6/15/52	19,970	19,709
	PECO Energy Co.	3.150%	10/15/25	2,350	2,484
	PECO Energy Co.	3.900%	3/1/48	6,896	8,109
	PECO Energy Co.	3.000%	9/15/49	5,925	6,013
	PECO Energy Co.	2.800%	6/15/50	6,540	6,421
	PECO Energy Co.	3.050%	3/15/51	5,100	5,239
	PECO Energy Co.	2.850%	9/15/51	4,000	3,990
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	4,200	4,187
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	1,300	1,289
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	2,625	2,607
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,800	6,208
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,500	4,491
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,948
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,215	4,475
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	10,000	10,301
	Pinnacle West Capital Corp.	1.300%	6/15/25	10,615	10,448
	Potomac Electric Power Co.	3.600%	3/15/24	3,537	3,703
	Potomac Electric Power Co.	6.500%	11/15/37	7,787	11,309
	Potomac Electric Power Co.	4.150%	3/15/43	5,865	6,892
	PPL Capital Funding Inc.	3.100%	5/15/26	10,052	10,543
	PPL Electric Utilities Corp.	6.250%	5/15/39	5,942	8,537
	PPL Electric Utilities Corp.	4.125%	6/15/44	3,240	3,803
	PPL Electric Utilities Corp.	4.150%	10/1/45	5,505	6,589
	PPL Electric Utilities Corp.	3.950%	6/1/47	6,475	7,602
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,777	4,581
	Progress Energy Inc.	7.750%	3/1/31	5,908	8,238
	Progress Energy Inc.	6.000%	12/1/39	7,724	10,643
	Public Service Co. of Colorado	3.700%	6/15/28	5,625	6,186

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Public Service Co. of Colorado	1.900%	1/15/31	5,451	5,327
	Public Service Co. of Colorado	1.875%	6/15/31	10,147	9,891
[3]	Public Service Co. of Colorado	6.250%	9/1/37	1,223	1,786
	Public Service Co. of Colorado	3.600%	9/15/42	7,825	8,636
	Public Service Co. of Colorado	4.300%	3/15/44	1,737	2,087
	Public Service Co. of Colorado	3.800%	6/15/47	1,776	2,014
	Public Service Co. of Colorado	4.100%	6/15/48	4,475	5,338
	Public Service Co. of Colorado	4.050%	9/15/49	6,667	7,973
[3]	Public Service Co. of Colorado	3.200%	3/1/50	3,413	3,579
[3]	Public Service Co. of Colorado	2.700%	1/15/51	6,324	6,164
	Public Service Co. of New Hampshire	3.500%	11/1/23	4,388	4,562
	Public Service Co. of New Hampshire	3.600%	7/1/49	4,064	4,599
[3]	Public Service Electric & Gas Co.	2.375%	5/15/23	5,357	5,452
[3]	Public Service Electric & Gas Co.	3.250%	9/1/23	125	129
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	11,393	11,905
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,945	5,082
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	6,691	7,077
[3]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,370	1,515
[3]	Public Service Electric & Gas Co.	3.650%	9/1/28	1,225	1,347
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,675	3,961
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,743	3,818
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	1,986	2,699
[3]	Public Service Electric & Gas Co.	5.500%	3/1/40	417	562
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	14,730	17,080
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,111	1,243
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	16,805	19,469
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	6,451	7,254
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	10,553	12,358
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,255	1,331
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	3,830	4,030
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	10,965	10,635
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	8,410	7,157
	Public Service Enterprise Group Inc.	2.875%	6/15/24	5,266	5,452
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,750	8,518
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,985	11,121
	Puget Energy Inc.	3.650%	5/15/25	11,158	11,797
	Puget Energy Inc.	4.100%	6/15/30	5,769	6,252
	Puget Sound Energy Inc.	6.274%	3/15/37	3,625	4,998
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	9,348
	Puget Sound Energy Inc.	5.795%	3/15/40	1,824	2,503
	Puget Sound Energy Inc.	5.638%	4/15/41	3,318	4,436
	Puget Sound Energy Inc.	4.300%	5/20/45	9,889	11,820
	Puget Sound Energy Inc.	4.223%	6/15/48	6,846	8,186
	Puget Sound Energy Inc.	3.250%	9/15/49	5,575	5,858
[3]	San Diego Gas & Electric Co.	3.600%	9/1/23	7,757	8,040
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,589	1,645
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,188	4,018
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,716
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,845	7,097
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,925	6,598
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,201	8,602
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	3,000	3,176
	Sempra Energy	3.250%	6/15/27	9,825	10,385
	Sempra Energy	3.400%	2/1/28	13,269	14,137
	Sempra Energy	3.800%	2/1/38	14,805	16,285

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sempra Energy	6.000%	10/15/39	25,197	34,709
	Sempra Energy	4.000%	2/1/48	10,718	11,984
	Sempra Energy	4.125%	4/1/52	5,000	5,053
	Sierra Pacific Power Co.	2.600%	5/1/26	13,135	13,666
[3]	Southern California Edison Co.	1.845%	2/1/22	389	389
	Southern California Edison Co.	0.700%	4/3/23	4,600	4,586
[3]	Southern California Edison Co.	3.400%	6/1/23	8,675	8,921
[3]	Southern California Edison Co.	0.700%	8/1/23	5,295	5,270
[3]	Southern California Edison Co.	3.500%	10/1/23	9,977	10,347
	Southern California Edison Co.	1.100%	4/1/24	7,298	7,273
[3]	Southern California Edison Co.	0.975%	8/1/24	4,000	3,966
[3]	Southern California Edison Co.	3.700%	8/1/25	16,664	17,797
[3]	Southern California Edison Co.	1.200%	2/1/26	5,800	5,693
[3]	Southern California Edison Co.	3.650%	3/1/28	12,217	13,191
[3]	Southern California Edison Co.	4.200%	3/1/29	7,912	8,836
	Southern California Edison Co.	6.650%	4/1/29	3,700	4,523
	Southern California Edison Co.	2.850%	8/1/29	4,517	4,676
	Southern California Edison Co.	2.250%	6/1/30	7,475	7,403
[3]	Southern California Edison Co.	2.500%	6/1/31	7,050	7,094
	Southern California Edison Co.	6.000%	1/15/34	6,460	8,363
[3]	Southern California Edison Co.	5.750%	4/1/35	3,163	4,039
[3]	Southern California Edison Co.	5.350%	7/15/35	9,483	11,755
	Southern California Edison Co.	5.625%	2/1/36	6,390	8,010
[3]	Southern California Edison Co.	5.550%	1/15/37	6,225	7,745
[3]	Southern California Edison Co.	5.950%	2/1/38	9,960	12,921
	Southern California Edison Co.	6.050%	3/15/39	3,386	4,457
	Southern California Edison Co.	5.500%	3/15/40	8,463	10,636
	Southern California Edison Co.	4.500%	9/1/40	5,213	5,934
	Southern California Edison Co.	4.050%	3/15/42	13,675	14,801
[3]	Southern California Edison Co.	3.900%	3/15/43	6,736	7,172
	Southern California Edison Co.	4.650%	10/1/43	5,498	6,466
[3]	Southern California Edison Co.	3.600%	2/1/45	11,495	11,725
	Southern California Edison Co.	4.000%	4/1/47	4,708	5,199
[3]	Southern California Edison Co.	4.125%	3/1/48	20,671	23,231
[3]	Southern California Edison Co.	4.875%	3/1/49	8,080	9,912
	Southern California Edison Co.	3.650%	2/1/50	18,107	19,351
[3]	Southern California Edison Co.	2.950%	2/1/51	8,525	8,178
[3]	Southern California Edison Co.	3.650%	6/1/51	6,250	6,779
	Southern California Gas Co.	3.150%	9/15/24	5,320	5,566
	Southern California Gas Co.	3.200%	6/15/25	2,314	2,429
[3]	Southern California Gas Co.	2.600%	6/15/26	13,750	14,310
[3]	Southern California Gas Co.	2.550%	2/1/30	9,701	9,968
	Southern California Gas Co.	3.750%	9/15/42	4,495	5,023
[3]	Southern California Gas Co.	4.125%	6/1/48	5,350	6,423
[3]	Southern California Gas Co.	4.300%	1/15/49	1,270	1,574
[3]	Southern California Gas Co.	3.950%	2/15/50	5,740	6,795
	Southern Co.	2.950%	7/1/23	8,919	9,141
[3]	Southern Co.	0.600%	2/26/24	3,712	3,667
	Southern Co.	3.250%	7/1/26	21,865	23,170
[3]	Southern Co.	1.750%	3/15/28	5,075	4,938
[3]	Southern Co.	3.700%	4/30/30	9,700	10,543
	Southern Co.	4.250%	7/1/36	7,185	8,119
	Southern Co.	4.400%	7/1/46	11,185	13,211
[3]	Southern Co.	4.000%	1/15/51	6,200	6,337
[3]	Southern Co.	3.750%	9/15/51	9,346	9,347

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	9,253	9,460
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	6,230	6,613
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	9,162	8,610
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,260	7,205
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,446	6,236
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,000	6,638
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	18,870	21,973
[3]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	700	704
	Southern Power Co.	4.150%	12/1/25	5,900	6,427
	Southern Power Co.	0.900%	1/15/26	1,000	968
	Southern Power Co.	5.150%	9/15/41	11,381	13,972
	Southern Power Co.	5.250%	7/15/43	3,750	4,708
[3]	Southern Power Co.	4.950%	12/15/46	4,510	5,524
	Southwest Gas Corp.	3.700%	4/1/28	7,725	8,368
	Southwest Gas Corp.	2.200%	6/15/30	1,350	1,327
	Southwest Gas Corp.	3.800%	9/29/46	1,175	1,273
	Southwest Gas Corp.	4.150%	6/1/49	4,025	4,577
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	7,472	7,425
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	5,710	5,912
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	17,545	19,428
	Southwestern Electric Power Co.	6.200%	3/15/40	8,563	11,991
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	15,217	16,610
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	7,100	7,680
	Southwestern Electric Power Co.	3.250%	11/1/51	7,250	7,224
	Southwestern Public Service Co.	3.300%	6/15/24	2,990	3,115
	Southwestern Public Service Co.	4.500%	8/15/41	6,348	7,687
	Southwestern Public Service Co.	3.400%	8/15/46	21,190	22,737
	Southwestern Public Service Co.	3.700%	8/15/47	8,416	9,412
[3]	Southwestern Public Service Co.	4.400%	11/15/48	11,466	14,209
	Southwestern Public Service Co.	3.750%	6/15/49	6,573	7,480
[3]	Southwestern Public Service Co.	3.150%	5/1/50	10,700	11,183
	Tampa Electric Co.	2.400%	3/15/31	4,010	4,055
	Tampa Electric Co.	4.100%	6/15/42	927	1,067
	Tampa Electric Co.	4.350%	5/15/44	5,935	7,108
	Tampa Electric Co.	4.300%	6/15/48	4,556	5,599
	Tampa Electric Co.	4.450%	6/15/49	5,235	6,644
	Tampa Electric Co.	3.625%	6/15/50	5,095	5,750
	Tampa Electric Co.	3.450%	3/15/51	4,500	4,947
	Toledo Edison Co.	6.150%	5/15/37	3,940	5,440
	Tucson Electric Power Co.	3.050%	3/15/25	3,234	3,372
	Tucson Electric Power Co.	1.500%	8/1/30	3,918	3,672
	Tucson Electric Power Co.	4.850%	12/1/48	810	1,049
	Tucson Electric Power Co.	4.000%	6/15/50	6,667	7,763
	Union Electric Co.	3.500%	4/15/24	8,630	9,033
	Union Electric Co.	2.950%	6/15/27	6,840	7,211
	Union Electric Co.	3.500%	3/15/29	5,394	5,864
	Union Electric Co.	2.950%	3/15/30	10,425	10,984
	Union Electric Co.	2.150%	3/15/32	6,225	6,137
	Union Electric Co.	5.300%	8/1/37	3,570	4,562
	Union Electric Co.	8.450%	3/15/39	1,775	2,950
	Union Electric Co.	3.900%	9/15/42	4,637	5,266
	Union Electric Co.	3.650%	4/15/45	8,224	9,170
	Union Electric Co.	4.000%	4/1/48	9,555	11,299
	Union Electric Co.	3.250%	10/1/49	6,950	7,392
	Union Electric Co.	2.625%	3/15/51	5,250	5,028

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Utilities plc	6.875%	8/15/28	1,160	1,488
	Veolia Environnement SA	6.750%	6/1/38	3,690	5,544
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	7,127	7,264
	Virginia Electric & Power Co.	3.450%	2/15/24	5,370	5,597
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	5,030	5,282
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	17,043	18,009
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	5,151	5,437
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	32,341	34,965
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	21,395	23,443
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	4,145	4,374
	Virginia Electric & Power Co.	2.300%	11/15/31	4,000	4,035
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	8,422	11,490
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	7,857	10,788
	Virginia Electric & Power Co.	6.350%	11/30/37	5,305	7,594
	Virginia Electric & Power Co.	8.875%	11/15/38	2,716	4,792
	Virginia Electric & Power Co.	4.000%	1/15/43	9,831	11,328
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	9,956	12,361
	Virginia Electric & Power Co.	4.450%	2/15/44	11,966	14,645
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	7,305	8,700
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	14,833	17,259
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	8,224	9,318
	Virginia Electric & Power Co.	4.600%	12/1/48	7,095	9,086
	Virginia Electric & Power Co.	3.300%	12/1/49	450	482
	Virginia Electric & Power Co.	2.450%	12/15/50	13,540	12,461
	Virginia Electric & Power Co.	2.950%	11/15/51	21,000	21,264
[3]	Washington Gas Light Co.	3.796%	9/15/46	4,835	5,512
[3]	Washington Gas Light Co.	3.650%	9/15/49	6,375	7,155
	WEC Energy Group Inc.	0.550%	9/15/23	7,150	7,095
	WEC Energy Group Inc.	0.800%	3/15/24	6,029	5,970
	WEC Energy Group Inc.	3.550%	6/15/25	1,360	1,441
	WEC Energy Group Inc.	1.375%	10/15/27	7,352	7,098
	WEC Energy Group Inc.	2.200%	12/15/28	2,050	2,050
	WEC Energy Group Inc.	1.800%	10/15/30	7,970	7,517
	Wisconsin Electric Power Co.	2.050%	12/15/24	1,930	1,978
	Wisconsin Electric Power Co.	1.700%	6/15/28	3,860	3,790
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	996
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,175	1,563
	Wisconsin Electric Power Co.	4.300%	10/15/48	4,040	4,948
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,450	2,578
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,325	6,066
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,990	5,679
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,375	3,768
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,075	6,489
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,225	1,317
	Wisconsin Public Service Corp.	2.850%	12/1/51	5,750	5,684
	Xcel Energy Inc.	0.500%	10/15/23	7,195	7,146
	Xcel Energy Inc.	3.300%	6/1/25	7,555	7,938
	Xcel Energy Inc.	3.350%	12/1/26	5,572	5,940
	Xcel Energy Inc.	1.750%	3/15/27	4,000	3,972
	Xcel Energy Inc.	4.000%	6/15/28	6,987	7,708
	Xcel Energy Inc.	2.600%	12/1/29	7,452	7,614
	Xcel Energy Inc.	3.400%	6/1/30	17,903	19,275
	Xcel Energy Inc.	2.350%	11/15/31	4,067	4,062

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	6.500%	7/1/36	8,838	12,434
	Xcel Energy Inc.	3.500%	12/1/49	6,340	6,807
					7,351,813
Total Corporate Bonds (Cost $84,754,075)					89,486,308
Sovereign Bonds (3.7%)
	African Development Bank	0.750%	4/3/23	6,285	6,298
	African Development Bank	3.000%	9/20/23	21,315	22,141
	African Development Bank	0.875%	3/23/26	35,650	35,085
[3]	African Development Bank	0.875%	7/22/26	22,600	22,179
	Asian Development Bank	1.625%	1/24/23	25,800	26,108
[3]	Asian Development Bank	2.750%	3/17/23	71,347	73,232
[3]	Asian Development Bank	0.250%	7/14/23	59,025	58,676
[3]	Asian Development Bank	0.250%	10/6/23	56,850	56,405
	Asian Development Bank	2.625%	1/30/24	11,384	11,817
[3]	Asian Development Bank	0.375%	6/11/24	35,770	35,339
[3]	Asian Development Bank	0.625%	10/8/24	30,235	29,953
	Asian Development Bank	1.500%	10/18/24	50,080	50,796
[3]	Asian Development Bank	2.000%	1/22/25	16,765	17,250
[3]	Asian Development Bank	2.125%	3/19/25	3,485	3,601
	Asian Development Bank	0.625%	4/29/25	50,028	49,265
[3]	Asian Development Bank	0.375%	9/3/25	76,500	74,326
[3]	Asian Development Bank	0.500%	2/4/26	66,930	65,000
[3]	Asian Development Bank	1.000%	4/14/26	25,000	24,739
[3]	Asian Development Bank	2.000%	4/24/26	13,525	13,940
[3]	Asian Development Bank	1.750%	8/14/26	1,725	1,760
[3]	Asian Development Bank	2.625%	1/12/27	22,197	23,568
	Asian Development Bank	6.220%	8/15/27	1,150	1,433
[3]	Asian Development Bank	2.500%	11/2/27	41,337	43,764
[3]	Asian Development Bank	2.750%	1/19/28	24,442	26,325
[3]	Asian Development Bank	1.250%	6/9/28	8,500	8,396
	Asian Development Bank	5.820%	6/16/28	3,515	4,441
[3]	Asian Development Bank	3.125%	9/26/28	12,375	13,672
[3]	Asian Development Bank	1.750%	9/19/29	38,275	38,867
[3]	Asian Development Bank	1.875%	1/24/30	20,400	20,945
[3]	Asian Development Bank	0.750%	10/8/30	26,625	24,874
[3]	Asian Development Bank	1.500%	3/4/31	31,720	31,530
	Asian Infrastructure Investment Bank	0.250%	9/29/23	12,800	12,693
	Asian Infrastructure Investment Bank	2.250%	5/16/24	42,030	43,370
	Asian Infrastructure Investment Bank	0.500%	5/28/25	18,675	18,270
	Asian Infrastructure Investment Bank	0.500%	1/27/26	40,075	38,883
	Canadian Government Bond	1.625%	1/22/25	39,885	40,572
	Canadian Government Bond	0.750%	5/19/26	53,980	52,787
	Corp. Andina de Fomento	4.375%	6/15/22	20,170	20,495
	Corp. Andina de Fomento	2.750%	1/6/23	22,179	22,600
	Corp. Andina de Fomento	2.375%	5/12/23	4,325	4,405
	Corp. Andina de Fomento	3.750%	11/23/23	15,430	16,162
	Corp. Andina de Fomento	1.250%	10/26/24	20,500	20,406
	Corp. Andina de Fomento	1.625%	9/23/25	6,000	5,988
	Council of Europe Development Bank	2.625%	2/13/23	24,955	25,521
	Council of Europe Development Bank	0.250%	6/10/23	3,150	3,133
	Council of Europe Development Bank	0.250%	10/20/23	17,800	17,641
	Council of Europe Development Bank	2.500%	2/27/24	4,925	5,100
	Council of Europe Development Bank	0.375%	6/10/24	5,970	5,894
	Council of Europe Development Bank	1.375%	2/27/25	13,000	13,120

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Council of Europe Development Bank	0.875%	9/22/26	15,500	15,186
	Equinor ASA	2.450%	1/17/23	32,403	32,972
	Equinor ASA	7.750%	6/15/23	2,060	2,261
	Equinor ASA	2.650%	1/15/24	30,243	31,211
	Equinor ASA	3.700%	3/1/24	20,530	21,696
	Equinor ASA	3.250%	11/10/24	15,141	15,980
	Equinor ASA	2.875%	4/6/25	10,453	10,925
	Equinor ASA	1.750%	1/22/26	18,505	18,659
	Equinor ASA	3.000%	4/6/27	4,539	4,792
	Equinor ASA	7.250%	9/23/27	8,117	10,420
	Equinor ASA	3.625%	9/10/28	12,482	13,740
[7]	Equinor ASA	6.500%	12/1/28	975	1,253
	Equinor ASA	3.125%	4/6/30	23,777	25,545
	Equinor ASA	2.375%	5/22/30	8,016	8,159
	Equinor ASA	3.625%	4/6/40	6,445	7,159
	Equinor ASA	5.100%	8/17/40	6,961	9,126
	Equinor ASA	4.250%	11/23/41	10,619	12,800
	Equinor ASA	3.950%	5/15/43	11,313	13,192
	Equinor ASA	4.800%	11/8/43	10,725	13,902
	Equinor ASA	3.250%	11/18/49	25,116	26,699
	Equinor ASA	3.700%	4/6/50	29,617	33,990
[3]	European Bank for Reconstruction & Development	2.750%	3/7/23	27,644	28,355
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	28,403	28,234
	European Bank for Reconstruction & Development	1.625%	9/27/24	7,180	7,308
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	5,400	5,473
	European Bank for Reconstruction & Development	0.500%	5/19/25	31,290	30,635
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	32,375	31,489
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	40,900	39,702
	European Investment Bank	2.500%	3/15/23	34,871	35,686
	European Investment Bank	1.375%	5/15/23	37,450	37,856
[3]	European Investment Bank	2.875%	8/15/23	52,453	54,300
	European Investment Bank	0.250%	9/15/23	74,310	73,738
[3]	European Investment Bank	3.125%	12/14/23	53,164	55,569
	European Investment Bank	3.250%	1/29/24	58,208	61,160
	European Investment Bank	2.625%	3/15/24	38,531	40,049
	European Investment Bank	2.250%	6/24/24	52,565	54,328
	European Investment Bank	0.375%	7/24/24	20,000	19,728
	European Investment Bank	2.500%	10/15/24	26,840	27,965
	European Investment Bank	1.875%	2/10/25	61,717	63,282
	European Investment Bank	1.625%	3/14/25	65,447	66,572
	European Investment Bank	0.625%	7/25/25	82,475	80,984
	European Investment Bank	0.375%	12/15/25	58,501	56,610
	European Investment Bank	0.375%	3/26/26	55,080	53,105
	European Investment Bank	2.125%	4/13/26	51,320	53,196
	European Investment Bank	0.750%	10/26/26	3,925	3,822
	European Investment Bank	2.375%	5/24/27	17,507	18,402
	European Investment Bank	0.625%	10/21/27	2,725	2,602
	European Investment Bank	1.625%	10/9/29	13,930	14,012
	European Investment Bank	0.875%	5/17/30	8,600	8,155

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	0.750%	9/23/30	22,825	21,352
	European Investment Bank	1.250%	2/14/31	26,925	26,210
	European Investment Bank	4.875%	2/15/36	28,090	38,796
[8]	Export Development Canada	2.500%	1/24/23	12,540	12,801
[8]	Export Development Canada	1.375%	2/24/23	41,755	42,139
[8]	Export Development Canada	2.750%	3/15/23	8,690	8,913
[8]	Export Development Canada	2.625%	2/21/24	21,525	22,341
	Export-Import Bank of Korea	3.625%	11/27/23	13,664	14,367
	Export-Import Bank of Korea	4.000%	1/14/24	33,700	35,778
	Export-Import Bank of Korea	0.375%	2/9/24	6,250	6,175
	Export-Import Bank of Korea	2.875%	1/21/25	1,310	1,371
	Export-Import Bank of Korea	1.875%	2/12/25	15,700	15,966
	Export-Import Bank of Korea	3.250%	11/10/25	7,330	7,850
	Export-Import Bank of Korea	0.625%	2/9/26	3,000	2,904
	Export-Import Bank of Korea	2.625%	5/26/26	14,075	14,771
	Export-Import Bank of Korea	3.250%	8/12/26	725	781
	Export-Import Bank of Korea	2.375%	4/21/27	250	259
	Export-Import Bank of Korea	1.250%	9/21/30	25,300	24,068
	Export-Import Bank of Korea	1.375%	2/9/31	5,500	5,262
	Export-Import Bank of Korea	2.500%	6/29/41	12,300	12,484
[9]	FMS Wertmanagement	2.750%	1/30/24	4,200	4,367
[3]	Hydro-Quebec	8.050%	7/7/24	8,490	9,867
[3]	Hydro-Quebec	8.500%	12/1/29	5,546	8,185
	Inter-American Development Bank	2.500%	1/18/23	60,050	61,293
	Inter-American Development Bank	0.500%	5/24/23	20,074	20,049
	Inter-American Development Bank	3.000%	10/4/23	18,952	19,705
	Inter-American Development Bank	0.250%	11/15/23	77,830	77,145
	Inter-American Development Bank	2.625%	1/16/24	24,663	25,586
	Inter-American Development Bank	3.000%	2/21/24	32,657	34,177
	Inter-American Development Bank	0.500%	9/23/24	42,625	42,099
	Inter-American Development Bank	2.125%	1/15/25	31,120	32,146
[3]	Inter-American Development Bank	1.750%	3/14/25	41,615	42,497
	Inter-American Development Bank	0.875%	4/3/25	34,227	34,008
	Inter-American Development Bank	7.000%	6/15/25	5,849	6,995
	Inter-American Development Bank	0.625%	7/15/25	61,257	60,172
[3]	Inter-American Development Bank	0.875%	4/20/26	76,426	75,199
[3]	Inter-American Development Bank	2.000%	6/2/26	36,780	37,922
	Inter-American Development Bank	2.000%	7/23/26	26,168	26,971
	Inter-American Development Bank	2.375%	7/7/27	48,675	51,146
	Inter-American Development Bank	0.625%	9/16/27	40,450	38,636
	Inter-American Development Bank	1.125%	7/20/28	26,275	25,675
	Inter-American Development Bank	3.125%	9/18/28	40,889	45,127
	Inter-American Development Bank	2.250%	6/18/29	20,400	21,425
[3]	Inter-American Development Bank	1.125%	1/13/31	27,950	26,926
[3]	Inter-American Development Bank	3.875%	10/28/41	3,720	4,760
	Inter-American Development Bank	3.200%	8/7/42	11,727	13,664
	Inter-American Development Bank	4.375%	1/24/44	11,650	16,195
	International Bank for Reconstruction & Development	7.625%	1/19/23	17,100	18,366
	International Bank for Reconstruction & Development	1.750%	4/19/23	10,753	10,917
	International Bank for Reconstruction & Development	0.125%	4/20/23	24,749	24,609
[3]	International Bank for Reconstruction & Development	1.875%	6/19/23	65,300	66,505

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	3.000%	9/27/23	79,545	82,687
	International Bank for Reconstruction & Development	0.250%	11/24/23	87,660	86,876
	International Bank for Reconstruction & Development	2.500%	3/19/24	51,800	53,714
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	54,832	55,661
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	72,539	75,685
	International Bank for Reconstruction & Development	1.625%	1/15/25	39,675	40,399
[3]	International Bank for Reconstruction & Development	2.125%	3/3/25	4,496	4,645
	International Bank for Reconstruction & Development	0.750%	3/11/25	20,388	20,191
	International Bank for Reconstruction & Development	0.625%	4/22/25	90,001	88,664
	International Bank for Reconstruction & Development	0.375%	7/28/25	91,150	88,715
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	28,750	30,102
	International Bank for Reconstruction & Development	0.500%	10/28/25	96,357	93,901
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	15,344	16,469
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,359
	International Bank for Reconstruction & Development	0.875%	7/15/26	35,980	35,344
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	8,686	8,915
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	23,739	25,139
	International Bank for Reconstruction & Development	0.750%	11/24/27	59,752	57,402
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	35,050	34,911
	International Bank for Reconstruction & Development	1.125%	9/13/28	31,750	31,015
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	16,200	16,452
	International Bank for Reconstruction & Development	0.875%	5/14/30	26,075	24,720
	International Bank for Reconstruction & Development	0.750%	8/26/30	51,950	48,674
	International Bank for Reconstruction & Development	1.250%	2/10/31	56,575	55,054
	International Bank for Reconstruction & Development	1.625%	11/3/31	101,160	101,208
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	10,578	14,060
[3]	International Finance Corp.	2.875%	7/31/23	25,350	26,222
[3]	International Finance Corp.	1.375%	10/16/24	22,355	22,601
[3]	International Finance Corp.	0.375%	7/16/25	6,250	6,085
[3]	International Finance Corp.	2.125%	4/7/26	24,600	25,504
	International Finance Corp.	0.750%	8/27/30	9,875	9,231
[10]	Japan Bank for International Cooperation	2.500%	6/1/22	9,525	9,609

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,10]	Japan Bank for International Cooperation	1.625%	10/17/22	11,250	11,348
[10]	Japan Bank for International Cooperation	1.750%	1/23/23	25,750	26,058
[10]	Japan Bank for International Cooperation	0.625%	5/22/23	29,500	29,483
[10]	Japan Bank for International Cooperation	3.250%	7/20/23	5,000	5,190
[3,10]	Japan Bank for International Cooperation	3.375%	7/31/23	1,650	1,717
[10]	Japan Bank for International Cooperation	0.375%	9/15/23	35,000	34,740
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	21,650	22,648
[3,10]	Japan Bank for International Cooperation	0.500%	4/15/24	6,000	5,937
[3,10]	Japan Bank for International Cooperation	2.500%	5/23/24	23,500	24,333
[3,10]	Japan Bank for International Cooperation	3.000%	5/29/24	20,690	21,678
[3,10]	Japan Bank for International Cooperation	1.750%	10/17/24	13,000	13,233
[3,10]	Japan Bank for International Cooperation	2.125%	2/10/25	38,109	39,199
[10]	Japan Bank for International Cooperation	0.625%	7/15/25	33,500	32,739
[3,10]	Japan Bank for International Cooperation	2.750%	1/21/26	10,657	11,237
[3,10]	Japan Bank for International Cooperation	2.375%	4/20/26	2,310	2,402
[3,10]	Japan Bank for International Cooperation	2.250%	11/4/26	31,650	32,748
[10]	Japan Bank for International Cooperation	2.875%	6/1/27	33,231	35,448
[10]	Japan Bank for International Cooperation	2.875%	7/21/27	9,250	9,870
[10]	Japan Bank for International Cooperation	2.750%	11/16/27	30,920	32,850
[10]	Japan Bank for International Cooperation	3.250%	7/20/28	14,144	15,583
[10]	Japan Bank for International Cooperation	3.500%	10/31/28	20,805	23,297
[10]	Japan Bank for International Cooperation	2.000%	10/17/29	11,600	11,841
[10]	Japan Bank for International Cooperation	1.250%	1/21/31	16,025	15,382
[10]	Japan Bank for International Cooperation	1.875%	4/15/31	15,150	15,308
[10]	Japan International Cooperation Agency	2.750%	4/27/27	11,560	12,253
[10]	Japan International Cooperation Agency	3.375%	6/12/28	5,250	5,804
[10]	Japan International Cooperation Agency	1.000%	7/22/30	5,800	5,485
[10]	Japan International Cooperation Agency	1.750%	4/28/31	3,200	3,206
[9]	KFW	2.125%	1/17/23	49,100	49,930
[9]	KFW	1.625%	2/15/23	60,215	60,957
[9]	KFW	0.250%	4/25/23	55,321	55,097
[9]	KFW	0.250%	10/19/23	97,575	96,767
[9]	KFW	2.625%	2/28/24	24,785	25,751
[9]	KFW	0.250%	3/8/24	54,925	54,266
[9]	KFW	1.375%	8/5/24	35,655	36,066
[9]	KFW	0.500%	9/20/24	66,105	65,300
[9]	KFW	2.500%	11/20/24	63,136	65,827
[9]	KFW	2.000%	5/2/25	21,052	21,671
[9]	KFW	0.375%	7/18/25	99,335	96,717
[9]	KFW	0.625%	1/22/26	88,925	86,747
[9]	KFW	1.000%	10/1/26	51,610	50,894
[9]	KFW	2.875%	4/3/28	21,500	23,341
[9]	KFW	1.750%	9/14/29	17,463	17,745
[9]	KFW	0.750%	9/30/30	30,625	28,631
[9]	KFW	0.000%	4/18/36	20,447	15,793
[9]	KFW	0.000%	6/29/37	38,600	29,192
	Korea Development Bank	3.375%	3/12/23	38,500	39,654
	Korea Development Bank	2.750%	3/19/23	9,600	9,823
	Korea Development Bank	3.750%	1/22/24	23,490	24,824
	Korea Development Bank	3.250%	2/19/24	3,100	3,249
	Korea Development Bank	2.125%	10/1/24	6,100	6,280
	Korea Development Bank	0.750%	1/25/25	10,165	10,017
	Korea Development Bank	3.375%	9/16/25	820	880
	Korea Development Bank	2.000%	9/12/26	2,000	2,047
	Korea Development Bank	1.375%	4/25/27	8,275	8,162

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Korea Development Bank	1.625%	1/19/31	13,900	13,621
	Korea Development Bank	2.000%	10/25/31	5,175	5,181
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	14,850	15,494
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	38,872	39,958
[3,9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	13,190	12,908
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	25,475	26,519
[9]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	18,000	17,701
[3,9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	18,175	18,518
[3,9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	14,574	15,407
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	26,525	25,015
	Nordic Investment Bank	0.375%	5/19/23	23,075	23,000
	Nordic Investment Bank	2.875%	7/19/23	13,700	14,161
	Nordic Investment Bank	2.250%	5/21/24	12,160	12,552
	Nordic Investment Bank	0.375%	9/20/24	5,500	5,416
	Nordic Investment Bank	0.375%	9/11/25	28,000	27,193
[3]	Nordic Investment Bank	0.500%	1/21/26	19,000	18,461
	North American Development Bank	2.400%	10/26/22	1,658	1,674
[3,11]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	14,645	15,040
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	12,196	12,718
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	14,900	15,087
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	33,775	32,738
[3,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	24,000	23,281
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	11,345	12,011
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	27,244	30,612
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	23,019	26,519
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	7,961	12,014
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	13,575	16,085
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	51,311	68,023
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	39,750	52,172
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	594	593
[12]	Petroleos Mexicanos	2.378%	4/15/25	989	978
	Province of Alberta	3.350%	11/1/23	30,445	31,830
	Province of Alberta	2.950%	1/23/24	14,535	15,145
	Province of Alberta	1.875%	11/13/24	27,635	28,236
	Province of Alberta	1.000%	5/20/25	19,320	19,170
	Province of Alberta	3.300%	3/15/28	19,825	21,716
	Province of Alberta	1.300%	7/22/30	42,020	40,078
[3]	Province of British Columbia	1.750%	9/27/24	17,750	18,102
[3]	Province of British Columbia	6.500%	1/15/26	266	317
	Province of British Columbia	2.250%	6/2/26	8,469	8,798
	Province of British Columbia	0.900%	7/20/26	18,365	17,985
	Province of British Columbia	1.300%	1/29/31	15,940	15,348
[3]	Province of Manitoba	2.600%	4/16/24	19,500	20,227
	Province of Manitoba	3.050%	5/14/24	2,150	2,253
	Province of Manitoba	2.125%	6/22/26	4,760	4,911
[3]	Province of Manitoba	1.500%	10/25/28	10,000	9,875
	Province of New Brunswick	3.625%	2/24/28	7,025	7,863
	Province of Ontario	1.750%	1/24/23	16,630	16,835
	Province of Ontario	3.400%	10/17/23	52,770	55,193
	Province of Ontario	3.050%	1/29/24	13,415	14,015
	Province of Ontario	3.200%	5/16/24	6,950	7,311
	Province of Ontario	2.500%	4/27/26	21,030	21,997
	Province of Ontario	2.300%	6/15/26	42,600	44,203
	Province of Ontario	2.000%	10/2/29	32,910	33,465
	Province of Ontario	1.125%	10/7/30	22,210	20,998

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Ontario	1.600%	2/25/31	44,570	43,629
	Province of Ontario	1.800%	10/14/31	39,000	38,657
	Province of Quebec	2.625%	2/13/23	33,300	34,035
[3]	Province of Quebec	7.500%	7/15/23	300	330
[3]	Province of Quebec	7.125%	2/9/24	11,047	12,446
[3]	Province of Quebec	2.500%	4/9/24	2,500	2,589
[3]	Province of Quebec	2.875%	10/16/24	19,388	20,364
[3]	Province of Quebec	1.500%	2/11/25	15,222	15,390
	Province of Quebec	0.600%	7/23/25	32,600	31,885
	Province of Quebec	2.500%	4/20/26	24,800	25,987
	Province of Quebec	2.750%	4/12/27	46,215	49,122
[3]	Province of Quebec	7.500%	9/15/29	17,495	24,463
	Province of Quebec	1.350%	5/28/30	19,400	18,825
	Province of Quebec	1.900%	4/21/31	91,925	92,629
	Republic of Chile	2.250%	10/30/22	2,485	2,515
	Republic of Chile	3.125%	3/27/25	7,020	7,354
	Republic of Chile	3.125%	1/21/26	11,718	12,333
[3]	Republic of Chile	3.240%	2/6/28	27,627	29,104
[3]	Republic of Chile	2.450%	1/31/31	31,580	31,364
[3]	Republic of Chile	2.550%	7/27/33	45,100	43,893
[3]	Republic of Chile	3.100%	5/7/41	31,735	31,098
	Republic of Chile	3.625%	10/30/42	3,050	3,226
	Republic of Chile	3.860%	6/21/47	11,530	12,786
[3]	Republic of Chile	3.500%	1/25/50	28,716	29,854
[3]	Republic of Chile	3.100%	1/22/61	28,957	26,924
[3]	Republic of Chile	3.250%	9/21/71	14,575	13,477
	Republic of Finland	6.950%	2/15/26	2,645	3,193
	Republic of Hungary	5.375%	2/21/23	25,910	27,221
	Republic of Hungary	5.750%	11/22/23	8,436	9,156
	Republic of Hungary	5.375%	3/25/24	29,971	32,584
	Republic of Hungary	7.625%	3/29/41	17,705	28,971
	Republic of Indonesia	2.950%	1/11/23	9,225	9,420
	Republic of Indonesia	4.450%	2/11/24	10,325	11,036
	Republic of Indonesia	3.500%	1/11/28	18,650	20,118
	Republic of Indonesia	4.100%	4/24/28	18,859	21,021
	Republic of Indonesia	4.750%	2/11/29	21,486	25,002
	Republic of Indonesia	3.400%	9/18/29	7,500	8,100
	Republic of Indonesia	2.850%	2/14/30	7,580	7,907
	Republic of Indonesia	3.850%	10/15/30	19,512	21,937
	Republic of Indonesia	1.850%	3/12/31	18,090	17,624
[3]	Republic of Indonesia	2.150%	7/28/31	2,540	2,523
[3,7]	Republic of Indonesia	4.750%	7/18/47	6,315	7,666
	Republic of Indonesia	4.350%	1/11/48	39,270	45,181
	Republic of Indonesia	5.350%	2/11/49	17,675	23,213
	Republic of Indonesia	3.700%	10/30/49	10,120	10,721
	Republic of Indonesia	3.500%	2/14/50	5,445	5,646
	Republic of Indonesia	4.200%	10/15/50	21,527	24,684
	Republic of Indonesia	3.050%	3/12/51	13,830	13,670
[3]	Republic of Indonesia	3.200%	9/23/61	450	433
	Republic of Indonesia	4.450%	4/15/70	16,215	19,222
	Republic of Indonesia	3.350%	3/12/71	8,100	7,874
	Republic of Italy	6.875%	9/27/23	38,324	42,095
	Republic of Italy	0.875%	5/6/24	23,090	22,838
	Republic of Italy	2.375%	10/17/24	33,850	34,684
	Republic of Italy	1.250%	2/17/26	34,650	33,766

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Italy	2.875%	10/17/29	20,500	20,957
	Republic of Italy	5.375%	6/15/33	30,175	37,344
	Republic of Italy	4.000%	10/17/49	30,520	33,647
	Republic of Italy	3.875%	5/6/51	37,120	39,719
	Republic of Korea	3.875%	9/11/23	4,205	4,420
	Republic of Korea	5.625%	11/3/25	2,525	2,925
	Republic of Korea	2.750%	1/19/27	54,327	57,481
	Republic of Korea	3.500%	9/20/28	450	503
	Republic of Korea	1.000%	9/16/30	9,920	9,390
	Republic of Korea	1.750%	10/15/31	8,175	8,200
	Republic of Korea	4.125%	6/10/44	7,017	9,160
	Republic of Korea	3.875%	9/20/48	6,738	8,736
[3]	Republic of Panama	4.000%	9/22/24	18,484	19,640
[3]	Republic of Panama	3.750%	3/16/25	24,783	26,261
	Republic of Panama	7.125%	1/29/26	14,719	17,663
	Republic of Panama	8.875%	9/30/27	9,807	13,191
[3]	Republic of Panama	3.875%	3/17/28	21,675	23,411
	Republic of Panama	9.375%	4/1/29	12,645	18,123
[3]	Republic of Panama	3.160%	1/23/30	9,915	10,287
[3]	Republic of Panama	2.252%	9/29/32	15,720	14,948
[3]	Republic of Panama	6.700%	1/26/36	28,811	38,580
[3]	Republic of Panama	4.500%	5/15/47	15,855	17,518
[3]	Republic of Panama	4.500%	4/16/50	44,958	49,556
[3]	Republic of Panama	4.300%	4/29/53	21,225	22,842
[3]	Republic of Panama	4.500%	4/1/56	41,448	45,654
[3]	Republic of Panama	3.870%	7/23/60	28,840	28,844
	Republic of Peru	7.350%	7/21/25	7,239	8,624
[3]	Republic of Peru	2.392%	1/23/26	11,413	11,585
	Republic of Peru	4.125%	8/25/27	1,699	1,866
	Republic of Peru	2.844%	6/20/30	8,180	8,304
[3]	Republic of Peru	2.783%	1/23/31	52,062	51,836
[3]	Republic of Peru	1.862%	12/1/32	26,939	24,601
	Republic of Peru	8.750%	11/21/33	36,024	56,028
[3]	Republic of Peru	3.000%	1/15/34	26,790	26,725
[3]	Republic of Peru	6.550%	3/14/37	16,341	22,268
[3]	Republic of Peru	3.300%	3/11/41	18,392	18,444
	Republic of Peru	5.625%	11/18/50	31,393	44,140
[3]	Republic of Peru	3.550%	3/10/51	7,065	7,357
[3]	Republic of Peru	2.780%	12/1/60	20,708	18,210
[3]	Republic of Peru	3.600%	1/15/72	18,950	18,518
[3]	Republic of Peru	3.230%	7/28/21	19,500	16,810
	Republic of Poland	5.000%	3/23/22	2,891	2,921
	Republic of Poland	3.000%	3/17/23	23,085	23,716
	Republic of Poland	4.000%	1/22/24	23,399	24,786
	Republic of Poland	3.250%	4/6/26	26,135	28,034
	Republic of the Philippines	4.200%	1/21/24	1,985	2,114
	Republic of the Philippines	9.500%	10/21/24	1,150	1,413
	Republic of the Philippines	10.625%	3/16/25	20,691	26,947
	Republic of the Philippines	5.500%	3/30/26	25,865	30,150
	Republic of the Philippines	3.000%	2/1/28	16,700	17,909
	Republic of the Philippines	3.750%	1/14/29	23,380	26,299
	Republic of the Philippines	9.500%	2/2/30	21,578	33,532
	Republic of the Philippines	2.457%	5/5/30	12,200	12,578
	Republic of the Philippines	7.750%	1/14/31	29,120	42,396
	Republic of the Philippines	1.648%	6/10/31	8,038	7,771

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	1.950%	1/6/32	11,250	11,056
	Republic of the Philippines	6.375%	1/15/32	10,780	14,428
	Republic of the Philippines	6.375%	10/23/34	39,766	55,316
	Republic of the Philippines	5.000%	1/13/37	3,325	4,136
	Republic of the Philippines	3.950%	1/20/40	49,693	55,636
	Republic of the Philippines	3.700%	3/1/41	18,962	20,734
	Republic of the Philippines	3.700%	2/2/42	24,830	27,153
	Republic of the Philippines	2.950%	5/5/45	29,639	29,289
	Republic of the Philippines	2.650%	12/10/45	9,274	8,804
	Republic of the Philippines	3.200%	7/6/46	29,125	29,692
	State of Israel	3.150%	6/30/23	11,780	12,190
	State of Israel	2.875%	3/16/26	27,420	29,005
	State of Israel	3.250%	1/17/28	8,300	8,995
	State of Israel	2.500%	1/15/30	2,792	2,908
	State of Israel	2.750%	7/3/30	21,067	22,394
	State of Israel	4.500%	1/30/43	17,415	22,310
	State of Israel	4.125%	1/17/48	14,525	17,832
	State of Israel	3.375%	1/15/50	30,444	32,976
	State of Israel	3.875%	7/3/50	33,175	38,813
	State of Israel	4.500%	4/3/20	18,493	23,670
[3]	Svensk Exportkredit AB	2.875%	3/14/23	18,145	18,634
[3]	Svensk Exportkredit AB	0.750%	4/6/23	8,427	8,439
[3]	Svensk Exportkredit AB	0.250%	9/29/23	16,150	16,003
	Svensk Exportkredit AB	0.500%	11/10/23	18,200	18,094
[3]	Svensk Exportkredit AB	0.375%	3/11/24	9,000	8,904
[3]	Svensk Exportkredit AB	0.375%	7/30/24	9,100	8,960
	Svensk Exportkredit AB	0.625%	10/7/24	19,000	18,793
[3]	Svensk Exportkredit AB	0.625%	5/14/25	26,050	25,579
	Svensk Exportkredit AB	0.500%	8/26/25	35,425	34,531
[3]	Svensk Exportkredit AB	0.000%	5/11/37	200	133
	United Mexican States	4.000%	10/2/23	1,841	1,939
	United Mexican States	3.600%	1/30/25	41,067	43,590
[3]	United Mexican States	3.900%	4/27/25	15,653	16,777
	United Mexican States	4.125%	1/21/26	32,785	35,999
	United Mexican States	4.150%	3/28/27	47,140	52,106
	United Mexican States	3.750%	1/11/28	30,740	33,077
	United Mexican States	4.500%	4/22/29	38,400	42,772
[3]	United Mexican States	3.250%	4/16/30	21,525	22,130
[3]	United Mexican States	2.659%	5/24/31	24,340	23,731
[3]	United Mexican States	8.300%	8/15/31	3,680	5,356
[3]	United Mexican States	4.750%	4/27/32	58,596	66,266
[3]	United Mexican States	7.500%	4/8/33	14,865	20,767
[3]	United Mexican States	6.750%	9/27/34	12,438	16,566
	United Mexican States	6.050%	1/11/40	36,994	46,035
[3]	United Mexican States	4.280%	8/14/41	36,643	38,040
[3]	United Mexican States	4.750%	3/8/44	63,699	69,403
	United Mexican States	5.550%	1/21/45	15,008	17,970
	United Mexican States	4.600%	1/23/46	33,554	35,887
	United Mexican States	4.350%	1/15/47	32,890	34,140
	United Mexican States	4.600%	2/10/48	38,028	40,573
[3]	United Mexican States	4.500%	1/31/50	44,467	47,207
[3]	United Mexican States	5.000%	4/27/51	5,630	6,417
[3]	United Mexican States	3.771%	5/24/61	72,687	66,953
[3]	United Mexican States	5.750%	10/12/10	46,944	54,097
Total Sovereign Bonds (Cost $11,439,082)					11,675,923

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,420	2,532
Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	4,750	4,798
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	3,373
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	7,303
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	2,300	3,803
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	1,000	1,485
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	8,475	12,857
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,160	3,087
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	1,550	2,547
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	9,415	17,834
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,000	4,121
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	6,091
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	28,783
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,275	10,976
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	18,323
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	6,725	6,743
California GO	3.375%	4/1/25	5,450	5,848
California GO	2.650%	4/1/26	5,000	5,292
California GO	1.700%	2/1/28	5,150	5,153
California GO	3.500%	4/1/28	7,635	8,444
California GO	3.050%	4/1/29	600	649
California GO	2.500%	10/1/29	9,035	9,452
California GO	1.750%	11/1/30	5,000	4,923
California GO	4.500%	4/1/33	11,590	13,444
California GO	7.500%	4/1/34	32,805	50,202
California GO	4.600%	4/1/38	17,500	20,145
California GO	7.550%	4/1/39	41,470	69,207
California GO	7.300%	10/1/39	6,946	10,897
California GO	7.350%	11/1/39	29,675	46,835
California GO	7.625%	3/1/40	15,125	25,051
California GO	7.600%	11/1/40	15,755	27,159
California State University Systemwide Revenue	3.899%	11/1/47	3,220	3,706

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,862
	California State University Systemwide Revenue	2.975%	11/1/51	10,905	11,123
	California State University Systemwide Revenue	2.719%	11/1/52	4,300	4,337
	California State University Systemwide Revenue	2.939%	11/1/52	6,000	6,013
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,934
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,000	5,438
	Chicago IL GO	7.045%	1/1/29	2,580	2,962
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,505	10,337
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	2,627
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	5,757
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	9,095	12,456
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	7,135	10,049
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,879
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	8,870	10,046
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	6,580
	Connecticut GO	5.090%	10/1/30	8,770	10,143
	Connecticut GO	5.850%	3/15/32	6,410	8,329
	Cook County IL GO	6.229%	11/15/34	4,650	6,318
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,948
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	3,072
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	5,601
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	4,490	6,336
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	4,013
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	16,028
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	4,762
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	3,600	3,619
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	5,675	7,136
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	4,650	6,987
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,720	6,755
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	70	72
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	20,500	20,400
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	13,766
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	16,945

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	4,850	5,213
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	12,850	19,563
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,532	10,105
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,608	5,354
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	2,400	2,397
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	3,550	3,571
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	3,000	3,038
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	5,700	5,749
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	4,700	4,705
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,700	4,782
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	7,075	7,247
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	5,200	5,289
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	8,625	8,625
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	27,642
	Great Lakes MI Water Authority Water Supply System Revenue	3.473%	7/1/41	1,000	1,058
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	4,100	4,326
	Houston TX GO	6.290%	3/1/32	13,265	16,733
	Houston TX GO	3.961%	3/1/47	1,330	1,605
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	2,400	2,433
	Illinois GO	4.950%	6/1/23	6,262	6,502
	Illinois GO	5.100%	6/1/33	85,134	98,405
	Illinois GO	6.630%	2/1/35	2,930	3,580
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	6,791
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	5,225	5,371
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	6,972
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	7,980	9,660
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	4,294
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,925	2,346
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	1,172
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,750	4,715
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	4,300	5,297
	Los Angeles CA Community College District GO	1.606%	8/1/28	9,595	9,555

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Community College District GO	1.806%	8/1/30	8,300	8,238
Los Angeles CA Community College District GO	2.106%	8/1/32	13,140	12,876
Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	5,199
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,925	5,542
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	4,381
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	8,591
Los Angeles CA Unified School District GO	5.755%	7/1/29	2,075	2,503
Los Angeles CA Unified School District GO	5.750%	7/1/34	14,640	19,056
Los Angeles CA Unified School District GO	6.758%	7/1/34	17,485	24,351
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	10,692
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,632
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	3,900	4,058
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	3,900	4,068
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	3,315
Massachusetts GO	4.500%	8/1/31	400	475
Massachusetts GO	5.456%	12/1/39	5,350	7,293
Massachusetts GO	2.514%	7/1/41	13,650	13,447
Massachusetts GO	2.813%	9/1/43	10,415	10,713
Massachusetts GO	2.900%	9/1/49	5,415	5,645
Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	2,967
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	4,285
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	7,959
Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	5,601
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	5,863
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	3,500	3,537
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	3,278
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	11,143
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	6,805
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	2,025	2,132
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	4,804
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	6,777
Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	6,300	6,118
Michigan State University Revenue	4.496%	8/15/48	2,600	2,984

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	4,000	4,027
	Mississippi GO	5.245%	11/1/34	1,375	1,739
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,815	5,347
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	7,043
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,550	19,544
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	14,096
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	5,035	5,582
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	11,918
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	5,410	6,058
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	18,650	30,021
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	24,238	38,027
	New York City NY GO	5.517%	10/1/37	9,550	12,720
	New York City NY GO	6.271%	12/1/37	3,200	4,543
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	2,102
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	582
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	4,356
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,583
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	6,751
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	29,308
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,675	5,861
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	11,239
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	1,950	2,523
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	1,935	2,748
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	720	1,025
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	10,675	14,613
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	32,191
	New York State Dormitory Authority Revenue	3.142%	7/1/43	11,425	11,798
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	8,600	8,483
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	2,650	2,814
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,801
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	1,163

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	9,795	10,333
	New York State Thruway Authority General Revenue	2.900%	1/1/35	5,015	5,234
	New York State Thruway Authority General Revenue	3.500%	1/1/42	2,000	2,081
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	4,395
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	7,115
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	1,950	1,995
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	18,341
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	12,649
	Ohio State University General Receipts Revenue	3.798%	12/1/46	5,285	6,364
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	5,837
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	8,841
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	3,009
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	8,232
	Oregon GO	5.892%	6/1/27	5,230	6,126
[14]	Oregon GO	3.424%	3/1/60	7,680	7,986
[15]	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,372
[16]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,858
	Pennsylvania State University	2.790%	9/1/43	7,400	7,472
	Pennsylvania State University	2.840%	9/1/50	5,415	5,386
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	6,237
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,800	3,832
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	3,321
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	23,560	32,985
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	16,835
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	8,569
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	5,062
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	2,685
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	12,100	12,034
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	3,209
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	5,350	5,307
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	38,339
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	7,409
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	5,669

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	5,225	5,097
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,500	5,385
Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	975	1,093
Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	4,419
Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,400
Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,815	5,719
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	9,436
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	3,957
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	2,287
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	5,084
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	5,764
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	9,663
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	6,296
San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	3,900	3,923
San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	1,246
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	5,653
San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	17,553
San Francisco CA City & County Public Utilities Commission Water Revenue	3.303%	11/1/39	6,605	6,829
San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	3,825	3,745
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	8,503
San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	6,237
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,775	10,514
South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,300	2,364
South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	13,714
State Public School Building Authority PA Revenue	5.000%	9/15/27	2,617	3,011
Texas GO	5.517%	4/1/39	17,465	24,574
Texas GO	3.211%	4/1/44	6,000	6,265
Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	12,735	14,247
Texas Transportation Commission GO	2.562%	4/1/42	11,375	11,279

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Transportation Commission GO	2.472%	10/1/44	12,250	11,977
	Texas Transportation Commission Revenue	5.178%	4/1/30	7,485	8,986
	Texas Transportation Commission Revenue	4.681%	4/1/40	2,850	3,683
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	9,725	11,624
[15]	Tucson City AZ COP	2.856%	7/1/47	4,300	4,300
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	13,925	21,547
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	2,575	3,966
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	7,295	7,506
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	6,730	7,242
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,600	3,976
	University of California Revenue	0.883%	5/15/25	4,075	4,030
	University of California Revenue	3.063%	7/1/25	12,062	12,825
	University of California Revenue	1.316%	5/15/27	7,575	7,438
	University of California Revenue	1.614%	5/15/30	10,355	10,047
	University of California Revenue	4.601%	5/15/31	5,079	5,913
	University of California Revenue	5.946%	5/15/45	13,025	18,428
	University of California Revenue	3.071%	5/15/51	7,300	7,361
	University of California Revenue	4.858%	5/15/12	17,190	25,285
	University of California Revenue	4.767%	5/15/15	6,058	8,666
	University of Michigan	2.437%	4/1/40	5,110	5,111
	University of Michigan	2.562%	4/1/50	2,850	2,864
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	5,784
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	14,580	16,549
	University of Texas Financing System Revenue	4.794%	8/15/46	2,985	4,034
	University of Texas Financing System Revenue	3.354%	8/15/47	3,200	3,724
	University of Texas Financing System Revenue	2.439%	8/15/49	5,110	5,051
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	6,663
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	5,715	5,924
	University of Virginia Revenue	2.256%	9/1/50	19,425	18,384
	University of Virginia Revenue	4.179%	9/1/17	3,425	4,760
	University of Virginia Revenue	3.227%	9/1/19	1,395	1,517
	Utah GO	4.554%	7/1/24	1,410	1,485
	Utah GO	3.539%	7/1/25	8,971	9,377
	Washington GO	5.140%	8/1/40	4,410	6,036
[15]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	1,050	1,181
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	3,331
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,995	19,913
Total Taxable Municipal Bonds (Cost $2,002,767)					2,304,586

Total Bond Market Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[17]	Vanguard Market Liquidity Fund (Cost $6,983,512)	0.090%	69,850,067	6,984,309
Total Investments (101.7%) (Cost $312,532,167)				321,595,143
Other Assets and Liabilities—Net (-1.7%)				(5,265,240)
Net Assets (100%)				316,329,903
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,742,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2021.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $1,315,693,000, representing 0.4% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $305,548,655)	314,610,834
Affiliated Issuers (Cost $6,983,512)	6,984,309
Total Investments in Securities	321,595,143
Investment in Vanguard	10,450
Cash	45,688
Receivables for Investment Securities Sold	1,005,459
Receivables for Accrued Income	1,522,886
Receivables for Capital Shares Issued	394,283
Other Assets	227
Total Assets	324,574,136
Liabilities
Payables for Investment Securities Purchased	7,551,543
Payables for Capital Shares Redeemed	661,675
Payables for Distributions	26,287
Payables to Vanguard	4,728
Total Liabilities	8,244,233
Net Assets	316,329,903

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	307,410,751
Total Distributable Earnings (Loss)	8,919,152
Net Assets	316,329,903

Investor Shares—Net Assets
Applicable to 104,522,155 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,169,366
Net Asset Value Per Share—Investor Shares	$11.19

ETF Shares—Net Assets
Applicable to 993,923,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	84,253,901
Net Asset Value Per Share—ETF Shares	$84.77

Admiral Shares—Net Assets
Applicable to 10,394,782,798 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	116,295,367
Net Asset Value Per Share—Admiral Shares	$11.19

Institutional Shares—Net Assets
Applicable to 4,394,254,562 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,162,209
Net Asset Value Per Share—Institutional Shares	$11.19

Institutional Plus Shares—Net Assets
Applicable to 3,245,874,579 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,314,318
Net Asset Value Per Share—Institutional Plus Shares	$11.19

Institutional Select Shares—Net Assets
Applicable to 2,604,145,911 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,134,742
Net Asset Value Per Share—Institutional Select Shares	$11.19
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Interest[1]	5,975,197
Total Income	5,975,197
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,111
Management and Administrative—Investor Shares	1,997
Management and Administrative—ETF Shares	15,632
Management and Administrative—Admiral Shares	50,294
Management and Administrative—Institutional Shares	14,359
Management and Administrative—Institutional Plus Shares	9,056
Management and Administrative—Institutional Select Shares	2,002
Marketing and Distribution—Investor Shares	95
Marketing and Distribution—ETF Shares	3,576
Marketing and Distribution—Admiral Shares	4,786
Marketing and Distribution—Institutional Shares	1,701
Marketing and Distribution—Institutional Plus Shares	558
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	598
Auditing Fees	66
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—ETF Shares	1,460
Shareholders’ Reports—Admiral Shares	998
Shareholders’ Reports—Institutional Shares	415
Shareholders’ Reports—Institutional Plus Shares	156
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	97
Total Expenses	114,963
Net Investment Income	5,860,234
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	720,968
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(11,638,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,057,137)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,136,000, $26,000, $130,000, and ($467,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $388,979,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,860,234	6,239,969
Realized Net Gain (Loss)	720,968	1,622,740
Change in Unrealized Appreciation (Depreciation)	(11,638,339)	11,722,932
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,057,137)	19,585,641
Distributions
Investor Shares	(28,087)	(37,585)
ETF Shares	(1,642,578)	(1,395,782)
Admiral Shares	(2,463,222)	(2,791,991)
Institutional Shares	(1,065,496)	(1,236,339)
Institutional Plus Shares	(750,059)	(677,401)
Institutional Select Shares	(573,990)	(591,436)
Total Distributions	(6,523,432)	(6,730,534)
Capital Share Transactions
Investor Shares	(378,936)	(18,187)
ETF Shares	18,772,123	17,275,399
Admiral Shares	(106,497)	8,318,123
Institutional Shares	(1,897,280)	3,111,383
Institutional Plus Shares	4,679,770	7,986,922
Institutional Select Shares	3,654,537	5,000,789
Net Increase (Decrease) from Capital Share Transactions	24,723,717	41,674,429
Total Increase (Decrease)	13,143,148	54,529,536
Net Assets
Beginning of Period	303,186,755	248,657,219
End of Period	316,329,903	303,186,755
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.62	$11.05	$10.45	$10.75	$10.65
Investment Operations
Net Investment Income[1]	.202	.247	.294	.279	.260
Net Realized and Unrealized Gain (Loss) on Investments	(.407)	.589	.597	(.296)	.105
Total from Investment Operations	(.205)	.836	.891	(.017)	.365
Distributions
Dividends from Net Investment Income	(.201)	(.247)	(.291)	(.280)	(.260)
Distributions from Realized Capital Gains	(.024)	(.019)	—	(.003)	(.005)
Total Distributions	(.225)	(.266)	(.291)	(.283)	(.265)
Net Asset Value, End of Period	$11.19	$11.62	$11.05	$10.45	$10.75
Total Return[2]	-1.77%	7.61%	8.61%	-0.13%	3.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,169	$1,606	$1,546	$4,250	$5,166
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.78%	2.15%	2.74%	2.68%	2.42%
Portfolio Turnover Rate[3,4]	69%	79%	31%	54%	55%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$88.03	$83.71	$79.16	$81.46	$80.64
Investment Operations
Net Investment Income[1]	1.623	1.962	2.295	2.209	2.053
Net Realized and Unrealized Gain (Loss) on Investments	(3.085)	4.455	4.535	(2.280)	.842
Total from Investment Operations	(1.462)	6.417	6.830	(.071)	2.895
Distributions
Dividends from Net Investment Income	(1.615)	(1.954)	(2.280)	(2.210)	(2.038)
Distributions from Realized Capital Gains	(.183)	(.143)	—	(.019)	(.037)
Total Distributions	(1.798)	(2.097)	(2.280)	(2.229)	(2.075)
Net Asset Value, End of Period	$84.77	$88.03	$83.71	$79.16	$81.46
Total Return	-1.66%	7.71%	8.71%	-0.04%	3.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84,254	$68,245	$48,456	$36,528	$37,247
Ratio of Total Expenses to Average Net Assets	0.03%	0.035%	0.035%	0.035%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.25%	2.78%	2.79%	2.52%
Portfolio Turnover Rate[2,3]	69%	79%	31%	54%	55%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.62	$11.05	$10.45	$10.75	$10.65
Investment Operations
Net Investment Income[1]	.213	.258	.301	.290	.271
Net Realized and Unrealized Gain (Loss) on Investments	(.407)	.590	.601	(.297)	.105
Total from Investment Operations	(.194)	.848	.902	(.007)	.376
Distributions
Dividends from Net Investment Income	(.212)	(.259)	(.302)	(.290)	(.271)
Distributions from Realized Capital Gains	(.024)	(.019)	—	(.003)	(.005)
Total Distributions	(.236)	(.278)	(.302)	(.293)	(.276)
Net Asset Value, End of Period	$11.19	$11.62	$11.05	$10.45	$10.75
Total Return[2]	-1.67%	7.72%	8.71%	-0.03%	3.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116,295	$120,909	$107,098	$88,281	$82,839
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.88%	2.25%	2.78%	2.78%	2.52%
Portfolio Turnover Rate[3,4]	69%	79%	31%	54%	55%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.62	$11.05	$10.45	$10.75	$10.65
Investment Operations
Net Investment Income[1]	.214	.260	.303	.292	.272
Net Realized and Unrealized Gain (Loss) on Investments	(.406)	.590	.601	(.297)	.105
Total from Investment Operations	(.192)	.850	.904	(.005)	.377
Distributions
Dividends from Net Investment Income	(.214)	(.261)	(.304)	(.292)	(.272)
Distributions from Realized Capital Gains	(.024)	(.019)	—	(.003)	(.005)
Total Distributions	(.238)	(.280)	(.304)	(.295)	(.277)
Net Asset Value, End of Period	$11.19	$11.62	$11.05	$10.45	$10.75
Total Return	-1.65%	7.74%	8.73%	-0.01%	3.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,162	$53,018	$47,477	$40,728	$39,101
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.035%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.26%	2.79%	2.79%	2.53%
Portfolio Turnover Rate[2,3]	69%	79%	31%	54%	55%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.62	$11.05	$10.45	$10.75	$10.65
Investment Operations
Net Investment Income[1]	.214	.260	.304	.292	.273
Net Realized and Unrealized Gain (Loss) on Investments	(.406)	.590	.600	(.297)	.105
Total from Investment Operations	(.192)	.850	.904	(.005)	.378
Distributions
Dividends from Net Investment Income	(.214)	(.261)	(.304)	(.292)	(.273)
Distributions from Realized Capital Gains	(.024)	(.019)	—	(.003)	(.005)
Total Distributions	(.238)	(.280)	(.304)	(.295)	(.278)
Net Asset Value, End of Period	$11.19	$11.62	$11.05	$10.45	$10.75
Total Return	-1.65%	7.74%	8.74%	-0.01%	3.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,314	$32,910	$23,679	$19,399	$19,488
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.25%	2.80%	2.80%	2.54%
Portfolio Turnover Rate[2,3]	69%	79%	31%	54%	55%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.62	$11.05	$10.45	$10.75	$10.65
Investment Operations
Net Investment Income[1]	.217	.262	.306	.295	.275
Net Realized and Unrealized Gain (Loss) on Investments	(.407)	.591	.600	(.298)	.105
Total from Investment Operations	(.190)	.853	.906	(.003)	.380
Distributions
Dividends from Net Investment Income	(.216)	(.264)	(.306)	(.294)	(.275)
Distributions from Realized Capital Gains	(.024)	(.019)	—	(.003)	(.005)
Total Distributions	(.240)	(.283)	(.306)	(.297)	(.280)
Net Asset Value, End of Period	$11.19	$11.62	$11.05	$10.45	$10.75
Total Return	-1.63%	7.76%	8.76%	0.01%	3.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,135	$26,500	$20,401	$14,821	$12,031
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.28%	2.81%	2.82%	2.56%
Portfolio Turnover Rate[2,3]	69%	79%	31%	54%	55%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Insititutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.

Total Bond Market Index Fund
At December 31, 2021, counterparties had deposited in segregated accounts cash of $1,816,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

Total Bond Market Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $10,450,000, representing less than 0.01% of the fund’s net assets and 4.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Total Bond Market Index Fund
The following table summarizes the market value of the fund's investments as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	203,070,510	—	203,070,510
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,073,507	—	8,073,507
Corporate Bonds	—	89,486,308	—	89,486,308
Sovereign Bonds	—	11,675,923	—	11,675,923
Taxable Municipal Bonds	—	2,304,586	—	2,304,586
Temporary Cash Investments	6,984,309	—	—	6,984,309
Total	6,984,309	314,610,834	—	321,595,143
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	388,775
Total Distributable Earnings (Loss)	(388,775)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,453
Undistributed Long-Term Gains	239,998
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	8,670,701

Total Bond Market Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	5,863,975	6,368,646
Long-Term Capital Gains	659,457	361,888
Total	6,523,432	6,730,534
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	312,924,442
Gross Unrealized Appreciation	11,945,827
Gross Unrealized Depreciation	(3,275,126)
Net Unrealized Appreciation (Depreciation)	8,670,701
E.  During the year ended December 31, 2021, the fund purchased $41,279,447,000 of investment securities and sold $27,426,045,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $206,867,264,000 and $193,160,791,000, respectively. Purchases and sales include $21,085,312,000 and $6,240,144,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $955,460,000 and sales were $1,199,034,000, resulting in net realized loss of $15,974,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	103,217	9,091	277,616	24,164
Issued in Lieu of Cash Distributions	28,087	2,488	37,585	3,257
Redeemed	(510,240)	(45,279)	(333,388)	(29,115)
Net Increase (Decrease)—Investor Shares	(378,936)	(33,700)	(18,187)	(1,694)

Total Bond Market Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	26,653,952	310,700	27,271,248	312,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,881,829)	(92,000)	(9,995,849)	(115,900)
Net Increase (Decrease)—ETF Shares	18,772,123	218,700	17,275,399	196,400
Admiral Shares
Issued	21,683,837	1,914,625	32,833,629	2,855,959
Issued in Lieu of Cash Distributions	2,217,485	196,508	2,526,849	218,973
Redeemed	(24,007,819)	(2,123,226)	(27,042,355)	(2,361,365)
Net Increase (Decrease)—Admiral Shares	(106,497)	(12,093)	8,318,123	713,567
Institutional Shares
Issued	11,723,944	1,035,972	16,333,166	1,419,275
Issued in Lieu of Cash Distributions	1,002,779	88,861	1,171,471	101,527
Redeemed	(14,624,003)	(1,293,919)	(14,393,254)	(1,254,567)
Net Increase (Decrease)—Institutional Shares	(1,897,280)	(169,086)	3,111,383	266,235
Institutional Plus Shares
Issued	12,467,975	1,103,097	13,383,222	1,159,783
Issued in Lieu of Cash Distributions	711,088	63,016	639,039	55,349
Redeemed	(8,499,293)	(752,885)	(6,035,339)	(525,670)
Net Increase (Decrease)—Institutional Plus Shares	4,679,770	413,228	7,986,922	689,462
Institutional Select Shares
Issued	6,084,542	538,527	5,969,746	520,606
Issued in Lieu of Cash Distributions	573,990	50,872	591,436	51,240
Redeemed	(3,003,995)	(266,139)	(1,560,393)	(137,429)
Net Increase (Decrease)—Institutional Select Shares	3,654,537	323,260	5,000,789	434,417
G.  Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Total Bond Market Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $659,457,000 as capital gain dividend (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
For nonresident alien shareholders, 89.9% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 99.9%.

"Bloomberg®" and Bloomberg U.S. Aggregate Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total Bond Market Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total Bond Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total Bond Market Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Float Adjusted Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Total Bond Market Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total Bond Market Index Fund into consideration in determining, composing or calculating the Bloomberg U.S. Aggregate Float Adjusted Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total Bond Market Index Fund customers, in connection with the administration, marketing or trading of the Total Bond Market Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL BOND MARKET INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL BOND MARKET INDEX FUND OR BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
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Anne E. Robinson
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Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

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Q840 022022

Annual Report  |  December 31, 2021
Vanguard Total Bond Market II Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, Vanguard Total Bond Market II Index Fund returned –1.73% for Investor Shares and –1.67% for Institutional Shares. The fund’s benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index, returned –1.58%.
•	The U.S. economy continued to heal over the period. Vaccination programs started rolling out early in the year, enabling more workers to return to the labor force and helping some hard-hit sectors such as hospitality, leisure, and travel. Bond yields ended the period higher, however, amid the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	With yields rising and prices falling, U.S. Treasuries posted a return of –2.32%. Mortgage-based and corporate bonds fared better, returning –1.05% and –1.04%, respectively. (Returns are from components of the Bloomberg U.S. Aggregate Bond Index).
•	By credit quality, lower-rated investment-grade bonds generally did better than higher-rated ones; by maturity, longer-dated bonds trailed those with shorter maturities.
•	Over the past decade, the fund recorded an average annual return of a little less than 3%, in line with its benchmark index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,000.00	$0.45
Institutional Shares	1,000.00	1,000.30	0.10
Based on Hypothetical 5% Yearly Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,025.10	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Total Bond Market II Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market II Index Fund Investor Shares	-1.73%	3.44%	2.74%	$13,105
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Bond Market II Index Fund Institutional Shares	-1.67%	3.52%	2.81%	$6,597,355
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	6,677,759
See Financial Highlights for dividend and capital gains information.
4

Total Bond Market II Index Fund
Fund Allocation
As of December 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	2.5%
Corporate Bonds	28.4
Sovereign Bonds	3.5
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	64.9
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
5

Total Bond Market II Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (64.6%)
U.S. Government Securities (43.7%)
United States Treasury Note/Bond	1.625%	11/15/22	226,461	228,867
United States Treasury Note/Bond	0.125%	11/30/22	167,365	166,973
United States Treasury Note/Bond	2.000%	11/30/22	593,275	601,896
United States Treasury Note/Bond	1.625%	12/15/22	914,345	925,060
United States Treasury Note/Bond	0.125%	12/31/22	318,847	317,851
United States Treasury Note/Bond	2.125%	12/31/22	422,331	429,392
United States Treasury Note/Bond	1.500%	1/15/23	9,420	9,523
United States Treasury Note/Bond	0.125%	1/31/23	642,113	639,906
United States Treasury Note/Bond	1.750%	1/31/23	279,340	283,225
United States Treasury Note/Bond	2.375%	1/31/23	81,440	83,120
United States Treasury Note/Bond	1.375%	2/15/23	100,000	101,047
United States Treasury Note/Bond	2.000%	2/15/23	375,850	382,310
United States Treasury Note/Bond	0.125%	2/28/23	225,722	224,805
United States Treasury Note/Bond	1.500%	2/28/23	247,637	250,539
United States Treasury Note/Bond	2.625%	2/28/23	78,204	80,135
United States Treasury Note/Bond	0.500%	3/15/23	633,593	633,692
United States Treasury Note/Bond	0.125%	3/31/23	232,901	231,773
United States Treasury Note/Bond	1.500%	3/31/23	100,115	101,320
United States Treasury Note/Bond	2.500%	3/31/23	341,565	349,944
United States Treasury Note/Bond	0.250%	4/15/23	603,380	601,306
United States Treasury Note/Bond	0.125%	4/30/23	142,091	141,314
United States Treasury Note/Bond	1.625%	4/30/23	151,271	153,446
United States Treasury Note/Bond	0.125%	5/15/23	766,645	762,213
United States Treasury Note/Bond	1.750%	5/15/23	124,775	126,803
United States Treasury Note/Bond	0.125%	5/31/23	24,390	24,238
United States Treasury Note/Bond	1.625%	5/31/23	122,505	124,323
United States Treasury Note/Bond	0.250%	6/15/23	417,255	415,299
United States Treasury Note/Bond	0.125%	6/30/23	626,696	622,387
United States Treasury Note/Bond	1.375%	6/30/23	254,587	257,570
United States Treasury Note/Bond	0.125%	7/15/23	357,552	354,926
United States Treasury Note/Bond	0.125%	7/31/23	595,689	590,942
United States Treasury Note/Bond	1.250%	7/31/23	133,182	134,514
United States Treasury Note/Bond	2.750%	7/31/23	86,268	89,153
United States Treasury Note/Bond	0.125%	8/15/23	510,180	505,955
United States Treasury Note/Bond	2.500%	8/15/23	209,285	215,531
United States Treasury Note/Bond	0.125%	8/31/23	229,710	227,664
United States Treasury Note/Bond	1.375%	8/31/23	344,995	349,038
United States Treasury Note/Bond	2.750%	8/31/23	50,000	51,719
United States Treasury Note/Bond	0.125%	9/15/23	477,215	472,816
6

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.250%	9/30/23	81,100	80,529
	United States Treasury Note/Bond	1.375%	9/30/23	152,840	154,679
	United States Treasury Note/Bond	0.125%	10/15/23	626,354	620,090
	United States Treasury Note/Bond	0.375%	10/31/23	34,140	33,948
	United States Treasury Note/Bond	1.625%	10/31/23	100,000	101,688
	United States Treasury Note/Bond	0.250%	11/15/23	818,010	811,236
	United States Treasury Note/Bond	0.500%	11/30/23	31,656	31,532
	United States Treasury Note/Bond	0.125%	12/15/23	1,307,920	1,292,797
	United States Treasury Note/Bond	2.250%	12/31/23	140,863	145,089
	United States Treasury Note/Bond	2.625%	12/31/23	878,073	910,726
	United States Treasury Note/Bond	0.125%	1/15/24	1,394,478	1,376,829
	United States Treasury Note/Bond	2.250%	1/31/24	217,225	223,878
	United States Treasury Note/Bond	2.500%	1/31/24	686,069	710,617
	United States Treasury Note/Bond	0.125%	2/15/24	1,209,475	1,193,790
	United States Treasury Note/Bond	2.750%	2/15/24	270,399	281,637
	United States Treasury Note/Bond	2.125%	2/29/24	153,000	157,399
	United States Treasury Note/Bond	2.375%	2/29/24	298,197	308,354
	United States Treasury Note/Bond	0.250%	3/15/24	1,905,856	1,883,225
	United States Treasury Note/Bond	2.125%	3/31/24	708,094	728,673
	United States Treasury Note/Bond	0.375%	4/15/24	882,208	873,248
	United States Treasury Note/Bond	2.000%	4/30/24	280,940	288,534
	United States Treasury Note/Bond	2.250%	4/30/24	314,542	324,814
	United States Treasury Note/Bond	0.250%	5/15/24	1,005,075	991,412
	United States Treasury Note/Bond	2.500%	5/15/24	366,753	380,907
	United States Treasury Note/Bond	2.000%	5/31/24	297,571	305,754
	United States Treasury Note/Bond	0.250%	6/15/24	675,922	665,994
	United States Treasury Note/Bond	1.750%	6/30/24	355,810	363,538
	United States Treasury Note/Bond	2.000%	6/30/24	230,940	237,327
	United States Treasury Note/Bond	0.375%	7/15/24	821,835	811,562
	United States Treasury Note/Bond	1.750%	7/31/24	262,500	268,365
	United States Treasury Note/Bond	2.125%	7/31/24	195,665	201,871
	United States Treasury Note/Bond	0.375%	8/15/24	1,075,185	1,060,905
	United States Treasury Note/Bond	2.375%	8/15/24	659,320	684,457
	United States Treasury Note/Bond	1.250%	8/31/24	135,000	136,223
	United States Treasury Note/Bond	1.875%	8/31/24	243,460	249,585
	United States Treasury Note/Bond	0.375%	9/15/24	939,615	926,255
	United States Treasury Note/Bond	1.500%	9/30/24	396,425	402,681
	United States Treasury Note/Bond	2.125%	9/30/24	248,720	256,803
	United States Treasury Note/Bond	0.625%	10/15/24	1,571,945	1,559,173
	United States Treasury Note/Bond	1.500%	10/31/24	136,061	138,187
	United States Treasury Note/Bond	2.250%	10/31/24	359,393	372,421
	United States Treasury Note/Bond	0.750%	11/15/24	1,187,563	1,181,068
	United States Treasury Note/Bond	2.250%	11/15/24	483,372	501,045
	United States Treasury Note/Bond	1.500%	11/30/24	702,564	713,542
	United States Treasury Note/Bond	2.125%	11/30/24	141,200	145,877
	United States Treasury Note/Bond	1.000%	12/15/24	1,119,045	1,120,094
	United States Treasury Note/Bond	1.750%	12/31/24	40,235	41,147
	United States Treasury Note/Bond	2.250%	12/31/24	285,467	296,127
	United States Treasury Note/Bond	2.500%	1/31/25	262,225	274,107
	United States Treasury Note/Bond	2.000%	2/15/25	212,509	218,851
	United States Treasury Note/Bond	1.125%	2/28/25	1,024,610	1,028,132
	United States Treasury Note/Bond	2.750%	2/28/25	333,477	351,349
	United States Treasury Note/Bond	0.500%	3/31/25	1,007,989	991,137
	United States Treasury Note/Bond	0.375%	4/30/25	603,909	590,415
[1]	United States Treasury Note/Bond	2.875%	4/30/25	267,029	282,884
7

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.125%	5/15/25	256,221	265,189
	United States Treasury Note/Bond	0.250%	5/31/25	481,780	468,531
	United States Treasury Note/Bond	2.875%	5/31/25	174,085	184,557
	United States Treasury Note/Bond	0.250%	6/30/25	441,568	428,942
	United States Treasury Note/Bond	2.750%	6/30/25	179,285	189,482
	United States Treasury Note/Bond	0.250%	7/31/25	480,550	466,058
	United States Treasury Note/Bond	2.875%	7/31/25	233,510	248,141
	United States Treasury Note/Bond	2.000%	8/15/25	189,083	194,962
	United States Treasury Note/Bond	6.875%	8/15/25	40,840	49,155
	United States Treasury Note/Bond	0.250%	8/31/25	466,895	452,232
	United States Treasury Note/Bond	2.750%	8/31/25	186,630	197,390
	United States Treasury Note/Bond	0.250%	9/30/25	407,661	394,667
	United States Treasury Note/Bond	0.250%	10/31/25	683,693	660,725
	United States Treasury Note/Bond	2.250%	11/15/25	434,690	452,757
	United States Treasury Note/Bond	0.375%	11/30/25	822,280	797,355
	United States Treasury Note/Bond	2.875%	11/30/25	416,497	443,830
	United States Treasury Note/Bond	0.375%	12/31/25	304,190	294,779
	United States Treasury Note/Bond	0.375%	1/31/26	813,300	786,868
	United States Treasury Note/Bond	1.625%	2/15/26	534,932	544,043
	United States Treasury Note/Bond	0.500%	2/28/26	726,471	705,698
	United States Treasury Note/Bond	2.500%	2/28/26	384,057	404,280
	United States Treasury Note/Bond	0.750%	3/31/26	704,584	691,153
	United States Treasury Note/Bond	2.250%	3/31/26	287,794	300,115
	United States Treasury Note/Bond	0.750%	4/30/26	311,694	305,460
	United States Treasury Note/Bond	2.375%	4/30/26	160,000	167,800
	United States Treasury Note/Bond	1.625%	5/15/26	519,377	528,061
	United States Treasury Note/Bond	0.750%	5/31/26	431,045	422,222
	United States Treasury Note/Bond	2.125%	5/31/26	238,579	247,787
	United States Treasury Note/Bond	0.875%	6/30/26	464,552	457,148
	United States Treasury Note/Bond	1.875%	6/30/26	283,440	291,367
	United States Treasury Note/Bond	0.625%	7/31/26	814,787	792,126
	United States Treasury Note/Bond	1.875%	7/31/26	282,000	289,975
	United States Treasury Note/Bond	1.500%	8/15/26	634,832	641,974
	United States Treasury Note/Bond	6.750%	8/15/26	8,800	10,956
	United States Treasury Note/Bond	0.750%	8/31/26	88,294	86,307
	United States Treasury Note/Bond	1.375%	8/31/26	240,805	242,197
	United States Treasury Note/Bond	0.875%	9/30/26	316,755	311,113
	United States Treasury Note/Bond	1.625%	9/30/26	56,188	57,136
	United States Treasury Note/Bond	1.125%	10/31/26	737,235	732,397
	United States Treasury Note/Bond	1.625%	10/31/26	346,480	352,327
	United States Treasury Note/Bond	2.000%	11/15/26	366,562	379,163
	United States Treasury Note/Bond	6.500%	11/15/26	36,215	45,133
	United States Treasury Note/Bond	1.250%	11/30/26	59,560	59,532
	United States Treasury Note/Bond	1.625%	11/30/26	180,570	183,617
	United States Treasury Note/Bond	1.250%	12/31/26	407,425	406,979
	United States Treasury Note/Bond	1.750%	12/31/26	361,253	369,663
	United States Treasury Note/Bond	1.500%	1/31/27	21,190	21,425
	United States Treasury Note/Bond	2.250%	2/15/27	16,056	16,816
	United States Treasury Note/Bond	6.625%	2/15/27	39,650	50,064
	United States Treasury Note/Bond	1.125%	2/28/27	772,870	766,590
	United States Treasury Note/Bond	0.625%	3/31/27	623,965	603,101
[1]	United States Treasury Note/Bond	0.500%	4/30/27	1,308,350	1,254,585
	United States Treasury Note/Bond	2.375%	5/15/27	43,030	45,403
	United States Treasury Note/Bond	0.500%	5/31/27	586,412	561,489
	United States Treasury Note/Bond	0.500%	6/30/27	608,125	581,710
8

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.375%	7/31/27	743,115	705,843
	United States Treasury Note/Bond	2.250%	8/15/27	342,539	359,292
	United States Treasury Note/Bond	6.375%	8/15/27	6,850	8,717
	United States Treasury Note/Bond	0.500%	8/31/27	569,230	543,081
	United States Treasury Note/Bond	0.375%	9/30/27	554,655	525,016
	United States Treasury Note/Bond	0.500%	10/31/27	1,008,957	960,401
	United States Treasury Note/Bond	2.250%	11/15/27	192,761	202,368
	United States Treasury Note/Bond	6.125%	11/15/27	55,808	70,815
	United States Treasury Note/Bond	0.625%	11/30/27	1,040,670	996,604
	United States Treasury Note/Bond	0.625%	12/31/27	1,040,335	995,471
	United States Treasury Note/Bond	0.750%	1/31/28	1,213,165	1,168,430
	United States Treasury Note/Bond	2.750%	2/15/28	182,470	197,153
	United States Treasury Note/Bond	1.125%	2/29/28	786,310	774,884
	United States Treasury Note/Bond	1.250%	3/31/28	1,150,894	1,140,824
	United States Treasury Note/Bond	1.250%	4/30/28	789,609	782,453
	United States Treasury Note/Bond	2.875%	5/15/28	181,973	198,236
	United States Treasury Note/Bond	1.250%	5/31/28	751,770	744,370
	United States Treasury Note/Bond	1.250%	6/30/28	744,896	737,331
	United States Treasury Note/Bond	1.000%	7/31/28	734,818	715,299
	United States Treasury Note/Bond	2.875%	8/15/28	485,152	529,877
	United States Treasury Note/Bond	5.500%	8/15/28	45,575	57,254
	United States Treasury Note/Bond	1.125%	8/31/28	831,390	815,542
	United States Treasury Note/Bond	1.250%	9/30/28	660,660	653,021
	United States Treasury Note/Bond	1.375%	10/31/28	1,120,620	1,116,067
	United States Treasury Note/Bond	3.125%	11/15/28	280,130	311,382
	United States Treasury Note/Bond	5.250%	11/15/28	76,342	95,451
	United States Treasury Note/Bond	1.500%	11/30/28	775,700	778,851
	United States Treasury Note/Bond	1.375%	12/31/28	353,170	351,625
	United States Treasury Note/Bond	2.625%	2/15/29	76,983	83,214
	United States Treasury Note/Bond	5.250%	2/15/29	52,279	65,782
	United States Treasury Note/Bond	1.625%	8/15/29	102,706	104,167
	United States Treasury Note/Bond	6.125%	8/15/29	37,930	50,814
	United States Treasury Note/Bond	1.750%	11/15/29	150,000	153,703
	United States Treasury Note/Bond	1.500%	2/15/30	808,597	812,514
	United States Treasury Note/Bond	0.625%	5/15/30	855,552	799,807
	United States Treasury Note/Bond	6.250%	5/15/30	114,435	157,777
	United States Treasury Note/Bond	0.625%	8/15/30	874,646	815,471
	United States Treasury Note/Bond	0.875%	11/15/30	1,087,583	1,033,544
	United States Treasury Note/Bond	1.125%	2/15/31	1,096,790	1,064,229
	United States Treasury Note/Bond	5.375%	2/15/31	128,675	171,862
	United States Treasury Note/Bond	1.625%	5/15/31	1,208,824	1,223,557
	United States Treasury Note/Bond	1.250%	8/15/31	1,246,026	1,217,601
	United States Treasury Note/Bond	1.375%	11/15/31	827,709	816,845
	United States Treasury Note/Bond	4.500%	2/15/36	110,143	151,154
	United States Treasury Note/Bond	4.750%	2/15/37	118,270	167,555
[1]	United States Treasury Note/Bond	5.000%	5/15/37	169,657	246,718
	United States Treasury Note/Bond	4.375%	2/15/38	204,635	281,373
	United States Treasury Note/Bond	4.500%	5/15/38	98,579	137,533
	United States Treasury Note/Bond	3.500%	2/15/39	73,194	91,641
	United States Treasury Note/Bond	4.250%	5/15/39	117,867	161,312
	United States Treasury Note/Bond	4.500%	8/15/39	100,656	141,894
	United States Treasury Note/Bond	4.375%	11/15/39	130,905	182,183
	United States Treasury Note/Bond	4.625%	2/15/40	84,805	121,602
	United States Treasury Note/Bond	1.125%	5/15/40	453,410	396,592
	United States Treasury Note/Bond	4.375%	5/15/40	109,320	152,689
9

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.125%	8/15/40	453,110	394,701
	United States Treasury Note/Bond	3.875%	8/15/40	140,325	184,637
	United States Treasury Note/Bond	1.375%	11/15/40	607,870	552,497
	United States Treasury Note/Bond	4.250%	11/15/40	141,854	195,714
	United States Treasury Note/Bond	1.875%	2/15/41	605,551	598,360
	United States Treasury Note/Bond	4.750%	2/15/41	78,692	115,542
	United States Treasury Note/Bond	2.250%	5/15/41	582,241	610,625
	United States Treasury Note/Bond	4.375%	5/15/41	117,000	164,714
	United States Treasury Note/Bond	1.750%	8/15/41	759,919	735,103
	United States Treasury Note/Bond	3.750%	8/15/41	120,310	156,948
	United States Treasury Note/Bond	2.000%	11/15/41	325,036	328,134
	United States Treasury Note/Bond	3.125%	11/15/41	138,056	165,775
	United States Treasury Note/Bond	3.125%	2/15/42	153,742	185,019
	United States Treasury Note/Bond	3.000%	5/15/42	163,000	192,849
	United States Treasury Note/Bond	2.750%	8/15/42	172,528	196,439
	United States Treasury Note/Bond	2.750%	11/15/42	243,319	277,042
	United States Treasury Note/Bond	3.125%	2/15/43	264,159	318,270
	United States Treasury Note/Bond	2.875%	5/15/43	415,700	482,602
	United States Treasury Note/Bond	3.625%	8/15/43	290,651	376,848
	United States Treasury Note/Bond	3.750%	11/15/43	277,806	366,964
	United States Treasury Note/Bond	3.625%	2/15/44	373,494	485,835
	United States Treasury Note/Bond	3.375%	5/15/44	314,400	395,751
	United States Treasury Note/Bond	3.125%	8/15/44	331,149	401,777
	United States Treasury Note/Bond	3.000%	11/15/44	310,089	369,684
	United States Treasury Note/Bond	2.500%	2/15/45	394,882	434,062
	United States Treasury Note/Bond	3.000%	5/15/45	429,154	513,107
	United States Treasury Note/Bond	2.875%	8/15/45	405,506	476,089
	United States Treasury Note/Bond	3.000%	11/15/45	147,327	176,908
	United States Treasury Note/Bond	2.500%	2/15/46	352,758	389,412
	United States Treasury Note/Bond	2.500%	5/15/46	356,638	394,085
	United States Treasury Note/Bond	2.250%	8/15/46	313,743	331,489
	United States Treasury Note/Bond	2.875%	11/15/46	289,675	342,631
	United States Treasury Note/Bond	3.000%	2/15/47	255,939	309,847
	United States Treasury Note/Bond	3.000%	5/15/47	217,051	263,412
	United States Treasury Note/Bond	2.750%	8/15/47	289,418	336,720
	United States Treasury Note/Bond	2.750%	11/15/47	310,732	361,712
	United States Treasury Note/Bond	3.000%	2/15/48	375,470	458,132
	United States Treasury Note/Bond	3.125%	5/15/48	411,233	513,784
	United States Treasury Note/Bond	3.000%	8/15/48	454,182	555,379
	United States Treasury Note/Bond	3.375%	11/15/48	336,303	440,031
	United States Treasury Note/Bond	3.000%	2/15/49	312,173	383,582
	United States Treasury Note/Bond	2.875%	5/15/49	463,731	558,361
	United States Treasury Note/Bond	2.250%	8/15/49	354,020	378,967
	United States Treasury Note/Bond	2.375%	11/15/49	240,699	264,468
	United States Treasury Note/Bond	2.000%	2/15/50	471,024	478,163
	United States Treasury Note/Bond	1.250%	5/15/50	638,574	541,990
	United States Treasury Note/Bond	1.375%	8/15/50	631,075	552,585
	United States Treasury Note/Bond	1.625%	11/15/50	715,335	665,932
	United States Treasury Note/Bond	1.875%	2/15/51	876,990	867,672
	United States Treasury Note/Bond	2.375%	5/15/51	881,455	973,732
	United States Treasury Note/Bond	2.000%	8/15/51	928,757	946,752
	United States Treasury Note/Bond	1.875%	11/15/51	529,725	525,504
					112,472,703
Agency Bonds and Notes (1.1%)
[2]	AID-Israel	5.500%	9/18/23	6,500	7,023
10

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	AID-Israel	5.500%	12/4/23	7,002	7,624
[2]	AID-Israel	5.500%	4/26/24	5,575	6,152
[2]	AID-Israel	5.500%	9/18/33	5,150	7,080
[2]	AID-Jordan	3.000%	6/30/25	4,325	4,587
	Federal Farm Credit Banks	0.125%	2/3/23	20,870	20,801
	Federal Farm Credit Banks	0.125%	4/13/23	53,200	52,937
	Federal Farm Credit Banks	0.125%	5/10/23	25,675	25,530
	Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,410
	Federal Farm Credit Banks	0.500%	12/1/23	30,000	29,856
	Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,371
	Federal Farm Credit Banks	0.250%	2/26/24	22,350	22,082
	Federal Farm Credit Banks	0.875%	11/18/24	10,507	10,474
	Federal Home Loan Banks	1.375%	2/17/23	40,000	40,412
	Federal Home Loan Banks	2.125%	3/10/23	28,800	29,358
	Federal Home Loan Banks	0.125%	3/17/23	30,300	30,170
	Federal Home Loan Banks	0.125%	6/2/23	42,500	42,232
	Federal Home Loan Banks	0.125%	8/28/23	31,075	30,810
	Federal Home Loan Banks	0.500%	11/9/23	33,500	33,356
	Federal Home Loan Banks	0.625%	12/22/23	21,000	20,943
	Federal Home Loan Banks	2.500%	2/13/24	44,590	46,160
	Federal Home Loan Banks	2.875%	6/14/24	200	210
	Federal Home Loan Banks	1.500%	8/15/24	19,940	20,234
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,767
	Federal Home Loan Banks	2.875%	9/13/24	1,000	1,051
[3]	Federal Home Loan Banks	1.000%	12/20/24	21,000	21,001
	Federal Home Loan Banks	0.500%	4/14/25	39,015	38,303
	Federal Home Loan Banks	0.375%	9/4/25	8,000	7,777
	Federal Home Loan Banks	1.250%	12/21/26	12,100	12,081
	Federal Home Loan Banks	3.250%	6/9/28	19,510	21,595
	Federal Home Loan Banks	3.250%	11/16/28	62,745	69,925
	Federal Home Loan Banks	5.500%	7/15/36	21,150	30,673
[4]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	38,000	37,932
[4]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	34,000	33,923
[3,4]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	43,998
[4]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	42,000	41,793
[4]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	52,625	52,287
[4]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	48,000	47,652
[4]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	34,910	34,546
[4]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	86,460	85,696
[4]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	60,000	59,425
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	60,865
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	54,000	52,580
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,000	104,948
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	21,403
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,401	50,720
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	40,678	58,223
[4]	Federal National Mortgage Assn.	2.375%	1/19/23	25,381	25,905
[4]	Federal National Mortgage Assn.	0.250%	5/22/23	30,000	29,874
[4]	Federal National Mortgage Assn.	0.250%	7/10/23	30,000	29,835
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	50,000	51,839
[4]	Federal National Mortgage Assn.	0.250%	11/27/23	69,000	68,358
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	45,214	46,789
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	41,103	41,956
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,142
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	38,890	39,590
11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	43,250	44,027
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,168
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	26,000	25,474
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	86,500	84,136
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	101,800	99,120
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	43,863
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	31,259
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	98,290	94,599
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	57,676
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	25,442
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	64,769
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	114,690
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	78,807
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	5,060
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	300	481
[3]	Private Export Funding Corp.	3.550%	1/15/24	16,425	17,248
[3]	Private Export Funding Corp.	2.450%	7/15/24	4,955	5,104
[3]	Private Export Funding Corp.	1.750%	11/15/24	3,115	3,155
[3]	Private Export Funding Corp.	3.250%	6/15/25	3,250	3,442
[3]	Private Export Funding Corp.	1.400%	7/15/28	9,375	9,145
	Tennessee Valley Authority	2.875%	9/15/24	12,231	12,840
	Tennessee Valley Authority	0.750%	5/15/25	3,000	2,959
[3]	Tennessee Valley Authority	6.750%	11/1/25	19,581	23,586
[3]	Tennessee Valley Authority	2.875%	2/1/27	25,750	27,577
	Tennessee Valley Authority	7.125%	5/1/30	9,625	13,682
	Tennessee Valley Authority	1.500%	9/15/31	13,700	13,415
[3]	Tennessee Valley Authority	4.700%	7/15/33	6,375	8,146
	Tennessee Valley Authority	4.650%	6/15/35	6,000	7,744
	Tennessee Valley Authority	5.880%	4/1/36	12,795	18,696
	Tennessee Valley Authority	6.150%	1/15/38	665	1,010
	Tennessee Valley Authority	5.500%	6/15/38	1,436	2,062
	Tennessee Valley Authority	5.250%	9/15/39	15,248	21,628
	Tennessee Valley Authority	4.875%	1/15/48	14,320	20,649
	Tennessee Valley Authority	5.375%	4/1/56	5,660	9,212
	Tennessee Valley Authority	4.625%	9/15/60	8,838	13,263
	Tennessee Valley Authority	4.250%	9/15/65	8,050	11,542
					2,850,940
Conventional Mortgage-Backed Securities (19.8%)
[3,4]	Fannie Mae Pool	6.000%	11/1/32	63	73
[3,4]	Fannie Mae Pool	6.500%	9/1/32	35	38
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	20,695	21,213
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/43	307,741	318,911
[3,4]	Freddie Mac Gold Pool	3.000%	10/1/26–4/1/48	960,322	1,006,578
[3,4]	Freddie Mac Gold Pool	3.500%	9/1/25–3/1/49	986,902	1,051,482
[3,4]	Freddie Mac Gold Pool	4.000%	5/1/23–2/1/49	606,056	654,407
[3,4]	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	311,292	340,032
[3,4]	Freddie Mac Gold Pool	5.000%	2/1/22–11/1/48	109,299	122,154
[3,4]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	66,583	75,792
[3,4]	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	32,889	38,859
[3,4]	Freddie Mac Gold Pool	6.500%	2/1/24–9/1/39	9,265	10,550
[3,4]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	3,298	3,711
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	30	32
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	49	55
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	8	9
[3]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	49,149	51,330
12

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	68,233	72,657
[3]	Ginnie Mae I Pool	4.000%	6/15/24–5/15/47	77,454	83,968
[3]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	66,643	74,796
[3,5]	Ginnie Mae I Pool	5.000%	12/15/32–12/15/51	55,030	62,451
[3]	Ginnie Mae I Pool	5.500%	12/15/31–6/15/41	23,818	26,681
[3]	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	17,929	20,090
[3]	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	4,623	5,180
[3]	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	230	260
[3]	Ginnie Mae I Pool	7.500%	12/15/23	2	2
[3]	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	13	14
[3]	Ginnie Mae II Pool	1.500%	3/20/51–4/20/51	40,610	39,482
[3,5]	Ginnie Mae II Pool	2.000%	8/20/50–1/15/52	2,261,217	2,283,691
[3,5]	Ginnie Mae II Pool	2.500%	6/20/27–1/15/52	2,083,698	2,138,115
[3,5]	Ginnie Mae II Pool	3.000%	10/20/26–1/15/52	2,319,490	2,417,455
[3]	Ginnie Mae II Pool	3.500%	9/20/25–11/20/51	1,730,856	1,822,816
[3]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	847,862	906,975
[3]	Ginnie Mae II Pool	4.500%	8/20/33–1/20/50	446,375	480,562
[3,5]	Ginnie Mae II Pool	5.000%	12/20/32–12/15/51	154,155	170,601
[3]	Ginnie Mae II Pool	5.500%	8/20/23–8/20/49	22,912	26,413
[3]	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	11,521	13,492
[3]	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	4,233	4,908
[3]	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	589	705
[3,4,5]	UMBS Pool	1.500%	7/1/35–1/25/52	3,080,622	3,028,019
[3,4,5]	UMBS Pool	2.000%	11/1/27–1/25/52	12,262,865	12,305,080
[3,4,5]	UMBS Pool	2.500%	11/1/26–1/25/52	8,336,152	8,540,201
[3,4,5]	UMBS Pool	3.000%	11/1/23–1/25/52	5,043,364	5,266,802
[3,4]	UMBS Pool	3.500%	3/1/22–5/1/51	3,071,392	3,267,103
[3,4]	UMBS Pool	4.000%	4/1/24–3/1/51	2,160,887	2,329,601
[3,4]	UMBS Pool	4.500%	5/1/22–7/1/50	1,017,555	1,108,323
[3,4]	UMBS Pool	5.000%	12/1/22–3/1/50	322,674	359,803
[3,4]	UMBS Pool	5.500%	6/1/22–6/1/49	125,620	142,405
[3,4]	UMBS Pool	6.000%	6/1/22–5/1/41	106,183	124,673
[3,4]	UMBS Pool	6.500%	3/1/28–5/1/40	22,018	25,323
[3,4]	UMBS Pool	7.000%	8/1/27–12/1/38	5,778	6,781
[3,4]	UMBS Pool	7.500%	7/1/30–12/1/32	81	93
[3,4]	UMBS Pool	8.000%	12/1/29	7	8
					50,850,755
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.627%	12/1/41	324	332
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	753	777
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	1.638%	10/1/37	144	148
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	1.681%	7/1/36	72	73
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.471%	1.791%	3/1/43	959	990
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.780%	12/1/43	351	361
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.554%	1.804%	9/1/43	117	119
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.316%	7/1/43	1,517	1,572
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	1.846%	11/1/33	28	28
13

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	144	148
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	1.851%	10/1/37	158	163
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.605%	1.882%	6/1/43	376	387
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	90	93
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	77	80
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	20	20
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	1.908%	7/1/35	167	172
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	63	66
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.662%	2.006%	1/1/37	46	48
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	8	8
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	1.921%	10/1/42	290	303
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.679%	1.944%	8/1/39	440	454
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.683%	1.935%	1/1/42	506	526
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	54	55
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.940%	6/1/42	488	503
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.688%	2.063%	4/1/36	39	41
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39–9/1/42	714	738
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.964%	5/1/40	107	112
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	67	70
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	1.948%	8/1/40	148	154
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	152	158
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	70	73
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	327	341
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	72	75
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.709%	2.039%	5/1/42	398	412
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	1.986%	9/1/43	642	671
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.736%	1.986%	6/1/41	72	76
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	1.997%	7/1/41	462	489
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.123%	5/1/35	67	70
14

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	84	87
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.125%	2/1/36	72	75
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.752%	2.002%	9/1/34	50	51
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.755%	2.011%	11/1/39	149	155
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.769%	2.085%	5/1/42	154	161
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	150	157
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.080%	7/1/42	406	424
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.273%	8/1/42	707	739
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	383	399
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	2.099%	2/1/42	881	925
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.058%	3/1/42	384	407
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.803%	2.053%	9/1/40	278	294
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	332	347
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	11/1/33–12/1/40	433	456
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	221	229
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.074%	1/1/42	199	207
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40–12/1/41	569	593
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.070%	5/1/41	218	230
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	205	214
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	46	48
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.153%	3/1/41	215	226
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.821%	2.077%	2/1/42	313	330
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	254	265
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	2.076%	7/1/38	39	40
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	334	349
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.194%	4/1/41	284	297
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.832%	2.146%	2/1/41	124	126
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	119	125
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	136	143
15

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	159	166
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	2.114%	5/1/40	55	58
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.149%	11/1/34	176	184
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.162%	5/1/36	20	20
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	122	130
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	2.340%	4/1/37	4	4
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	2.416%	10/1/36	93	98
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	221	231
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	78	83
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.183%	4/1/37	246	250
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.006%	8/1/37	128	135
[3,4]	Fannie Mae REMICS	2.405%	3/25/23	4,360	4,414
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.473%	1.793%	3/1/37	5	5
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%	1.781%	9/1/37	17	18
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	1.945%	3/1/37	7	7
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	35	37
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42–11/1/43	473	488
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.899%	12/1/36	101	105
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	117	122
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	33	34
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	71	74
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	11	12
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	131	131
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	491	510
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	22	23
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.046%	12/1/41	266	279
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.015%	12/1/36	14	14
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.782%	2.086%	6/1/37	143	150
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.125%	12/1/35	55	58
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.825%	2.078%	3/1/42	214	224
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.081%	1/1/37	36	38
16

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	2.090%	6/1/37	24	25
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.844%	2.166%	2/1/42	73	76
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.870%	2.120%	8/1/37	58	61
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40–6/1/41	254	263
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	108	114
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	551	574
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.247%	2/1/42	179	182
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.896%	2.145%	9/1/40	303	321
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	6/1/40–11/1/40	272	283
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.261%	1/1/41	57	60
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	2/1/41	236	246
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.951%	2.201%	5/1/37	309	323
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.370%	3/1/37	71	75
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	22	23
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.280%	11/1/36	37	39
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.370%	11/1/34	205	205
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	86	89
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.533%	10/1/36	174	185
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.565%	2.690%	3/1/37	27	27
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.480%	6/1/37	82	84
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	1.695%	3/1/37	4	5
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.790%	1/1/37	175	182
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–8/20/41	1,746	1,794
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	6/20/29–6/20/43	2,129	2,186
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–3/20/43	3,062	3,166
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/43	2,486	2,566
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	82	85
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	32	33
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	58	60
					40,439
Total U.S. Government and Agency Obligations (Cost $164,420,072)					166,214,837
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[3]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	1,268	1,272
[3]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,450	1,472
17

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,250	1,267
[3]	American Express Credit Account Master Trust Series 2017-7	2.350%	5/15/25	10,025	10,161
[3]	American Express Credit Account Master Trust Series 2018-2	3.010%	10/15/25	11,025	11,325
[3]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	23,050	22,885
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	1,325	1,338
[3]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	37	37
[3]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	4,107	4,115
[3]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	700	700
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	11,796	11,773
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,000	994
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	2,775	2,767
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	1,650	1,635
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,025	1,013
[3]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	950	942
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	850	846
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	425	422
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	950	943
[3]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	8,225	8,288
[3]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	12,600	12,446
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	2,990	2,947
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	1,109	1,152
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,676
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.116%	2/15/50	500	501
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	425	451
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	8,175
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	3,005
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	6,460
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	7,538
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,737
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	3,675	3,875
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	10,461
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	10,676
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	11,485	12,166
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	5,361
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	5,643
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	6,420
18

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	1,081
[3]	BANK Series 2017-BNK8	4.069%	11/15/50	2,800	2,947
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	6,075	6,434
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	6,250	6,792
[3]	BANK Series 2018-BN10	3.641%	2/15/61	1,425	1,521
[3]	BANK Series 2018-BN10	3.688%	2/15/61	4,375	4,792
[3]	BANK Series 2018-BN10	3.898%	2/15/61	1,650	1,800
[3]	BANK Series 2018-BN11	4.046%	3/15/61	4,275	4,775
[3]	BANK Series 2018-BN12	4.255%	5/15/61	6,200	7,006
[3]	BANK Series 2018-BN12	4.355%	5/15/61	1,650	1,833
[3]	BANK Series 2018-BN13	3.953%	8/15/61	2,235	2,460
[3]	BANK Series 2018-BN13	4.217%	8/15/61	6,200	7,001
[3]	BANK Series 2018-BN14	3.966%	9/15/60	1,990	2,197
[3]	BANK Series 2018-BN14	4.128%	9/15/60	3,410	3,534
[3]	BANK Series 2018-BN14	4.231%	9/15/60	2,425	2,741
[3]	BANK Series 2018-BN14	4.481%	9/15/60	2,600	2,941
[3]	BANK Series 2018-BN15	4.407%	11/15/61	9,060	10,354
[3]	BANK Series 2019-BN16	4.005%	2/15/52	6,850	7,692
[3]	BANK Series 2019-BN17	3.714%	4/15/52	5,070	5,602
[3]	BANK Series 2019-BN17	3.976%	4/15/52	2,125	2,338
[3]	BANK Series 2019-BN18	3.584%	5/15/62	2,925	3,211
[3]	BANK Series 2019-BN18	3.826%	5/15/62	2,050	2,255
[3]	BANK Series 2019-BN19	3.183%	8/15/61	3,415	3,664
[3]	BANK Series 2019-BN19	4.033%	8/15/61	1,575	1,642
[3]	BANK Series 2019-BN20	3.011%	9/15/62	7,785	8,281
[3]	BANK Series 2019-BN21	2.851%	10/17/52	2,570	2,705
[3]	BANK Series 2019-BN21	3.093%	10/17/52	3,275	3,429
[3]	BANK Series 2019-BN22	2.978%	11/15/62	3,645	3,869
[3]	BANK Series 2019-BN23	2.920%	12/15/52	8,290	8,766
[3]	BANK Series 2019-BN23	3.203%	12/15/52	3,125	3,320
[3]	BANK Series 2019-BN24	2.960%	11/15/62	15,788	16,755
[3]	BANK Series 2019-BN24	3.283%	11/15/62	2,900	3,077
[3]	BANK Series 2020-BN25	2.649%	1/15/63	4,035	4,192
[3]	BANK Series 2020-BN25	2.841%	1/15/63	2,970	3,048
[3]	BANK Series 2020-BN26	2.403%	3/15/63	7,635	7,795
[3]	BANK Series 2020-BN26	2.687%	3/15/63	2,410	2,471
[3]	BANK Series 2020-BN27	2.144%	4/15/63	6,675	6,682
[3]	BANK Series 2020-BN27	2.551%	4/15/63	1,950	1,982
[3]	BANK Series 2020-BN28	1.844%	3/15/63	1,950	1,906
[3]	BANK Series 2020-BN29	1.997%	11/15/53	2,775	2,743
[3]	BANK Series 2020-BN30	1.925%	12/15/53	3,425	3,363
[3]	BANK Series 2020-BN30	2.111%	12/15/53	415	403
[3]	BANK Series 2021-BN31	2.036%	2/15/54	2,425	2,402
[3]	BANK Series 2021-BN31	2.211%	2/15/54	1,425	1,406
[3]	BANK Series 2021-BN32	2.643%	4/15/54	4,200	4,364
[3]	BANK Series 2021-BN33	2.556%	5/15/64	2,040	2,105
[3]	BANK Series 2021-BN34	2.438%	6/15/63	7,875	8,048
[3]	BANK Series 2021-BN35	2.285%	6/15/64	4,700	4,741
[3]	BANK Series 2021-BN36	2.470%	9/15/64	6,800	6,967
[3]	BANK Series 2021-BN36	2.695%	9/15/64	2,100	2,150
[3]	BANK Series 2021-BN37	2.618%	11/15/64	6,825	7,080
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,100	18,686
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,610	13,229
19

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	1,115
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	7,155
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	6,638	7,078
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	11,460
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	3,132
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	11,510
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,080	6,262
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,658
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,725
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	5,692
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	1,190
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	7,189
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	2,550	2,554
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,075	1,085
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	4,300	4,442
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	7,650	7,784
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,900	5,343
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	2,225
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	4,150	4,228
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	16,468
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	6,224
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	2,863	2,922
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	11,394
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	3,055
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	4,474
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,371
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,973
[3]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	4,292	4,417
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	8,016
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	2,458
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	2,225	2,327
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	11,811
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	7,265	8,235
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	4,532
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,600	2,851
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	7,303
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	8,197
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	3,532
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	1,950	2,094
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,791
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	3,673
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,712	12,362
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	4,486
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,055	1,112
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	4,402
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	1,080
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,250	2,253
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	14,394
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	1,215
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	2,291
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	759
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	4,666
20

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	399
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	5,846
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	593
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	14,350	14,123
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	6,568
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	2,198
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	9,569
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	3,186
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	5,954
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	1,286
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	6,425	6,620
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,025	3,129
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	4,245	4,387
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	4,225	4,226
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	850	863
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	2,550	2,586
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	850	862
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	10,550	10,859
[3]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	3,025	3,017
[3]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	950	944
[3]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	6,925	6,866
[3]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	4,675	4,624
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	895	894
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	400	398
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	6,312
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,160	6,442
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,235	6,586
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,853
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	7,550	7,762
[3]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	10,000	9,855
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	24,275	23,873
[3]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/16/26	21,375	21,286
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	1,644	1,654
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	1,675	1,704
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	630	638
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	4,550	4,516
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,120	1,111
[3]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	444	445
[3]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	1,505	1,514
[3]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	1,246	1,257
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,025	1,043
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	6,895	6,959
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	635	646
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	5,350	5,349
21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	600	595
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	2,950	2,936
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	775	767
[3]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	200	197
[3]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	2,835	2,811
[3]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	625	616
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	5,500	5,453
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,275	1,260
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	5,725	5,635
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,075	1,056
[3]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	1,075	1,068
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	3,625	3,580
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	675	667
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	1,000	1,057
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	5,853
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	5,358
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,862	1,952
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	15,267
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	3,938
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,726
[3]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	3,214
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,751
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,400	2,535
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	5,073
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	2,995
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	600	658
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	14,377
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	3,000	3,055
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,460	8,897
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	3,641	3,752
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	3,929
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	1,403	1,451
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	5,311
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,824
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,700	10,218
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,400	3,658
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	10,663
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	2,091
[3]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	21,035	21,225
[3]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	20,500	21,218
[3]	Citibank Credit Card Issuance Trust Series 2018-A6	3.210%	12/7/24	4,625	4,738
22

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	10,700	12,298
[3]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	3,638	3,662
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	2,300	2,350
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	1,300	1,325
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	284	291
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	2,800	2,929
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	1,700	1,779
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	209	214
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	1,825	1,908
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	750	787
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	750	788
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	322	331
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,150	1,205
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	955	1,003
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	175	179
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,675	1,759
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	1,350	1,407
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	2,725	2,856
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	6,215	6,537
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	7,425	7,734
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	3,025	3,140
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	2,675	2,796
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	3,059
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	3,118
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	4,312	4,537
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	3,375	3,612
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	1,798	1,853
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	4,166
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,602
23

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	1,444	1,490
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	1,483	1,550
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,615	10,262
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	11,354
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,525	1,563
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,450
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,750	1,847
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,254	8,874
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,689
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,374
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	6,875	7,448
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,300	2,348
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	17,183
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	6,415	6,837
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,340
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	2,175
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,061	2,198
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	10,510	11,024
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,380	13,147
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	11,308
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	2,184
[3]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	3,175	3,141
[3]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	550	546
[3]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	1,285	1,288
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	1,825	1,839
[3]	COMM Mortgage Trust Series 2012-CR3	2.822%	10/15/45	5,334	5,365
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	6,262	6,324
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	1,500	1,521
[3]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	2,144	2,164
[3]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	870	884
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	2,332	2,397
[3]	COMM Mortgage Trust Series 2013-CR9	4.255%	7/10/45	3,595	3,723
[3]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	660	684
[3]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	494	505
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,749	1,819
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	7,820	8,175
24

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,310	1,375
[3]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	395	404
[3]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	1,381	1,418
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	1,125	1,170
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	750	775
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	363
[3]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	156	160
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	3,700	3,883
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,100	1,154
[3]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	3,151	3,181
[3]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	2,184	2,220
[3]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	621	633
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,799	2,911
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	928	930
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	2,450	2,579
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	2,725	2,871
[3]	COMM Mortgage Trust Series 2014-CR14	4.605%	2/10/47	2,650	2,785
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	408	419
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	1,737	1,819
[3]	COMM Mortgage Trust Series 2014-CR15	4.641%	2/10/47	869	914
[3]	COMM Mortgage Trust Series 2014-CR15	4.691%	2/10/47	1,925	2,019
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	607	623
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	1,975	2,083
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	442	453
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,425	2,559
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	955	988
[3]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	1,132	1,154
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,955	5,221
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,281	1,349
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	5,775	6,070
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	1,550	1,636
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	6,335	6,557
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	1,995	2,096
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	5,694	5,888
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	5,235	5,503
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,207	3,387
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	292	300
[3]	COMM Mortgage Trust Series 2014-UBS2	3.691%	3/10/47	3,854	3,982
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	1,699	1,780
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	475	497
[3]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	301	316
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	6,693	7,046
[3]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	955	983
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	6,000	6,298
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	1,502	1,571
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	6,275	6,637
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	2,283	2,347
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	7,500	7,916
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,275	2,403
[3]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	449	450
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,586
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	7,150
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	1,466	1,510
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,250	5,549
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,540
25

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	794	823
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	4,750	5,081
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	10,885	11,610
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	2,795	2,901
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,775	4,023
[3]	COMM Mortgage Trust Series 2015-CR27	4.339%	10/10/48	800	854
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	8,570	8,997
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	443	455
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	4,000	4,182
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	2,230
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	396	411
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	8,367
[3]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	5,915	6,316
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	10,970	11,780
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	3,622	3,781
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	500	526
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,567
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,695
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,620	7,440
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,465	36,368
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,568
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	3,750	3,940
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	1,981
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,559
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	4,650	4,906
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,878
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	1,934	1,998
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,700	7,130
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.119%	8/15/48	1,625	1,670
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	1,673	1,741
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	8,000	8,572
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,375	8,961
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	8,321
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	4,470
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	6,349
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	13,820
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	6,666
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	17,257
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	13,390
26

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	13,102
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	2,210
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,873	6,717
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,722
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	6,820
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,975	6,364
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,705
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	6,973	6,852
[3]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	10,175	10,439
[3]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	9,725	9,576
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	8,250	8,062
[3]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	1,640	1,681
[3]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	5,160	5,265
[3]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	400	401
[3]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	1,375	1,372
[3]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	1,175	1,170
[3]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	3,525	3,498
[3]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	2,975	2,941
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	2,550	2,503
[3]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	975	971
[3]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,125	1,124
[3]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	3,509	3,512
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	1,615	1,613
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	3,915	3,912
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	1,900	1,889
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,125	2,099
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	850	836
[3,4]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	1,206	1,216
[3,4]	Fannie Mae-Aces Series 2013-M14	2.481%	4/25/23	983	982
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	7,633	7,868
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	5,128	5,305
[3,4]	Fannie Mae-Aces Series 2014-M3	3.489%	1/25/24	1,894	1,970
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	3,876	4,020
[3,4]	Fannie Mae-Aces Series 2014-M7	3.228%	6/25/24	7,457	7,782
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	4,542	4,698
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	5,785	6,003
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	3,996	4,164
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	8,389	8,662
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	4,955	5,128
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	3,186	3,300
[3,4]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	888	890
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	4,646	4,805
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	8,241	8,608
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,286	3,520
[3,4]	Fannie Mae-Aces Series 2015-M12	2.799%	5/25/25	5,601	5,858
27

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2015-M13	2.709%	6/25/25	2,969	3,101
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	7,554	7,923
[3,4]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	1,962	1,977
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	3,539	3,704
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,525	3,683
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	7,900	8,223
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	5,150	5,335
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	723	733
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	1,779	1,821
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	14,000	14,443
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	9,650	9,990
[3,4]	Fannie Mae-Aces Series 2016-M12	2.450%	9/25/26	9,400	9,765
[3,4]	Fannie Mae-Aces Series 2016-M13	2.496%	9/25/26	9,105	9,482
[3,4]	Fannie Mae-Aces Series 2017-M1	2.415%	10/25/26	8,798	9,147
[3,4]	Fannie Mae-Aces Series 2017-M2	2.784%	2/25/27	6,975	7,384
[3,4]	Fannie Mae-Aces Series 2017-M3	2.466%	12/25/26	11,399	11,928
[3,4]	Fannie Mae-Aces Series 2017-M4	2.556%	12/25/26	9,393	9,849
[3,4]	Fannie Mae-Aces Series 2017-M5	3.120%	4/25/29	1,368	1,493
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	9,190	9,742
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	21,942	23,548
[3,4]	Fannie Mae-Aces Series 2017-M10	2.554%	7/25/24	4,015	4,129
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	5,100	5,523
[3,4]	Fannie Mae-Aces Series 2017-M12	3.069%	6/25/27	10,565	11,317
[3,4]	Fannie Mae-Aces Series 2017-M14	2.867%	11/25/27	4,040	4,305
[3,4]	Fannie Mae-Aces Series 2017-M15	2.959%	9/25/27	100	107
[3,4]	Fannie Mae-Aces Series 2017-M15	3.140%	11/25/27	11,675	12,289
[3,4]	Fannie Mae-Aces Series 2018-M1	2.991%	12/25/27	614	658
[3,4]	Fannie Mae-Aces Series 2018-M2	2.902%	1/25/28	20,540	22,041
[3,4]	Fannie Mae-Aces Series 2018-M3	3.086%	2/25/30	3,725	4,078
[3,4]	Fannie Mae-Aces Series 2018-M4	3.059%	3/25/28	6,827	7,406
[3,4]	Fannie Mae-Aces Series 2018-M7	3.065%	3/25/28	4,019	4,342
[3,4]	Fannie Mae-Aces Series 2018-M8	3.325%	6/25/28	4,478	4,926
[3,4]	Fannie Mae-Aces Series 2018-M10	3.369%	7/25/28	2,875	3,173
[3,4]	Fannie Mae-Aces Series 2018-M12	3.638%	8/25/30	15,800	18,015
[3,4]	Fannie Mae-Aces Series 2018-M13	3.709%	9/25/30	7,280	8,367
[3,4]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	9,025	10,102
[3,4]	Fannie Mae-Aces Series 2019-M1	3.552%	9/25/28	13,565	15,104
[3,4]	Fannie Mae-Aces Series 2019-M2	3.626%	11/25/28	13,313	14,902
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	9,700	10,999
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	8,325	9,151
[3,4]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/29	1,000	1,117
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	10,950	11,960
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	18,600	20,103
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,875	26,889
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	11,010	11,556
[3,4]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	7,700	8,210
[3,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,645	7,901
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	15,320	16,197
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	11,938	12,266
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	19,090	19,950
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	5,785	5,962
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	7,400	7,470
[3,4]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	789
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,625	13,319
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	14,300	13,711
28

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	9,593
[3,4]	Fannie Mae-Aces Series 2020-M52	1.319%	10/25/30	10,825	10,539
[3,4]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	9,985	9,784
[3,4]	Fannie Mae-Aces Series 2021-M3G	1.250%	1/25/31	12,050	11,518
[3,4]	Fannie Mae-Aces Series 2021-M4	1.466%	2/25/31	47,775	46,650
[3,4]	Fannie Mae-Aces Series 2021-M11	1.459%	3/25/31	16,650	16,331
[3,4]	Fannie Mae-Aces Series 2021-M13	1.605%	4/25/31	2,490	2,464
[3,4]	Fannie Mae-Aces Series 2021-M13	1.629%	3/25/33	2,200	2,145
[3,4]	Fannie Mae-Aces Series 2021-M19	1.741%	10/25/31	14,425	14,391
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K022	2.355%	7/25/22	554	558
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	8,564	8,739
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	11,273	11,540
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	3.250%	4/25/23	11,382	11,653
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	11,806	12,137
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.310%	5/25/23	6,620	6,815
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	3.060%	7/25/23	12,875	13,228
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	10,633	10,991
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	3.458%	8/25/23	12,800	13,245
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	400	416
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	575	600
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	552	558
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	5,625	5,880
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	648	658
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	2,500	2,623
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	1,739	1,783
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	26,445	27,804
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	9,600	10,094
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	759	772
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,520	33,803
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	691	702
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	6,100	6,409
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	11/25/24	1,764	1,780
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	11/25/25	5,800	6,096
29

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,800	6,139
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	870	892
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,450	4,735
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,350	12,065
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,850	4,065
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,375	6,803
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	4,415
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,596
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,350	6,674
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,500	7,874
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	5,565
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	9,822
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	9,899
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	5,365
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	8,665
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,600	19,104
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	19,892
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	17,662
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	16,865
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	19,059
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	5,840	6,308
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	4,002	4,347
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	8,524
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,875	15,097
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	8,621
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	12,097
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	4,997
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	7,726
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	11,456
30

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	7,801
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	32,320
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,600	14,264
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	5,888
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	26,960
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	2,728	2,958
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,165	11,583
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	18,681
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	22,870	26,096
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	16,998
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	26,940	30,329
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	13,825	15,813
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,177	1,264
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	11,000	12,461
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	14,366
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	11,212
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	10,710
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	3,468
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	11,568
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	19,924
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,750	13,789
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,625	13,577
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,940	11,554
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,565	19,490
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,690	12,415
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,615	17,582
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,420	16,330
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	13,399
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	20,560	21,361
31

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	3/25/53	4,105	4,150
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,450	17,895
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	6,725	6,625
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	9,275	9,161
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	4,783
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	9,586
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	10,440
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	13,325
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	12,998
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	17,287
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,463
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	12,106
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,361	1,324
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	7,718
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	602	584
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	7,680
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	24,050	23,783
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	11,578
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	85	86
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	18,081
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	22,021
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	12,895	13,160
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	2,995	2,949
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	21,275	21,520
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	8,050	8,010
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	36,075	36,288
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	6,200	6,325
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	10,200	10,471
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	849	854
32

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	9,600	9,980
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	6,275	6,474
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,837
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	16,421
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	8,990
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	3,300	3,692
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	4,475	5,085
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	4,711
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	10,385
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	3,425
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	4,453
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	9,248	10,797
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,330	3,868
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	147	147
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	502	503
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	4,476	4,571
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,800	10,112
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	16,500	17,078
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	6,429	6,654
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	14,700	15,225
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	17,987	18,762
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	50,325	52,674
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	12,100	12,816
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	10,225	10,816
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,450	11,168
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,725	17,865
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	16,250	17,205
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	19,000	19,945
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,231
33

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	20,225
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	24,499
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	9,950	10,070
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	6,650	6,729
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	4,698	4,738
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	2,850	2,863
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	10/25/54	8,325	8,558
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,800
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,220	14,228
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	4,704
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	11,717
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	26,941
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	10,769
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	12,722
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	9,351
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	17,332
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	4,060
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,026	21,635
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	2,896	2,964
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	10,350	10,651
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	8,050	8,052
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	7,550	7,715
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	8,300	8,802
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	7,000	7,377
[3]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	1,875	1,906
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	4,955	4,943
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,000	995
[3]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	6,650	6,607
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	1,980	1,992
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	2,925	2,978
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	448	449
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	6,296	6,295
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,375	1,372
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	3,175	3,160
34

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,350	1,327
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	7,340	7,291
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	2,680	2,631
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	9,275	9,540
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	8,785	9,820
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	8,275	8,625
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	8,585	8,852
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	11,745	11,685
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,765	9,614
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	484	485
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	420	422
[3]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	775	776
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	775	773
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	400	399
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	4,675	4,654
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	700	692
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	6,350	6,287
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,025	1,012
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	3,393	3,407
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,265	1,282
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	7,025	7,009
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,175	1,160
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	4,980	4,956
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	685	676
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	3,761	3,737
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	11,330	11,190
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	2,735	2,718
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	850	843
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	5,200	5,151
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	2,575	2,535
35

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	3,050	3,027
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,200	1,187
[3]	GM Financial Leasing Trust Series 2021-1	0.260%	2/20/24	3,360	3,349
[3]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	840	835
[3]	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	510	506
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	3,744	3,806
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	1,310	1,332
[3]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	394	394
[3]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	2,869	2,904
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	2,255	2,310
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	966	989
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	394	401
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	311	320
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	6,450	6,749
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	15,250	15,968
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	2,750	2,837
[3]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,569
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	661	678
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.516%	6/10/47	124	125
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,350	1,420
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	6,282	6,640
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.512%	9/10/47	1,175	1,206
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	1,321	1,361
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	7,475	7,874
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	1,325	1,398
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	1,158
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	4,400	4,617
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	4,675	4,924
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	2,709	2,814
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	1,425	1,521
36

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,996	3,101
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	3,002	3,113
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,606
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,833
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	7,436
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	750	788
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,618
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,926
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	6,236
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	2,469
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	9,000	9,636
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	641
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	907
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	14,339	15,394
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	3,947
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	13,910	14,737
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	6,326
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	5,200	5,442
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	6,681
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	12,280	13,005
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	2,875	3,053
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,535	5,875
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,910	6,226
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,781
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,821
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	5,089
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	790
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	8,050	7,975
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,500	1,476
37

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,360	1,380
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	765	773
[3]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	2,943	2,948
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	16,350	16,289
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	875	868
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	4,785	4,753
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,040	2,012
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	6,375	6,318
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	3,400	3,362
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	750	736
[3]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	4,700	4,690
[3]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	850	849
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	632	633
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	750	762
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	480	483
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	1,975	1,975
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	775	770
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	2,250	2,240
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	600	590
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	1,900	1,881
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	850	838
[3]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	2,575	2,558
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,075	1,067
[3]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	4,675	4,607
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	2,553	2,558
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	8,694	8,740
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	635	640
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9	2.840%	12/15/47	1,402	1,415
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	2,347	2,382
38

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,042	1,062
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	439	449
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	971	996
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	4,900	5,130
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,250	1,305
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.941%	12/15/46	1,250	1,318
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	6,766	6,894
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	1,725	1,744
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	2,045	2,144
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	3,032
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	9,250	9,586
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,261
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	3,966
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	3,173
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,982	2,030
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.037%	7/15/45	655	675
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	339	348
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	1,990	2,041
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	740	760
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	176	180
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	3,920	4,078
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	2,010	2,099
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	479	492
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,320	4,513
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	775	813
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.886%	1/15/47	1,163	1,218
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	18,760	19,571
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	771	809
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.793%	2/15/47	935	968
39

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	629	630
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	1,900	1,980
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	1,525	1,601
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	472	484
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	950	996
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	575	603
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	5,850	6,142
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,550	1,609
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2,919	3,080
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,827
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	45	45
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,525	1,598
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,844
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	6,825	7,167
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	1,900	1,983
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	12,720	13,321
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	1,973
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,939
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	2,456	2,528
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.042%	10/15/48	920	943
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,147
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	1,929	1,994
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	3,049
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	2,419	2,498
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,600	3,836
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	1,988
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,231	1,281
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	14,913	15,748
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	3,190	3,309
40

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,720
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,792
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	2,323	2,412
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	11,821
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,484
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	937	941
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,800	9,459
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	2,999
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,339
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,605	15,261
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	10,158
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	896
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,706
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,280
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	800	844
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,066	3,191
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	13,400	14,490
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	4,231
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	3,027
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,909
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	11,960	13,437
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,525	1,704
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	12,525	13,335
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,742
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	1,316	1,319
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	1,250	1,258
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	480	479
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	3,435	3,424
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,425	1,413
41

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	2,750	2,732
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,175	1,160
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	400	399
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	3,650	3,613
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	600	590
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	2,698	2,708
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	2,803	2,820
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	1,707	1,730
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	341	346
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	2,100	2,132
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	1,000	1,018
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	1,275	1,296
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	1,125	1,151
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.075%	7/15/46	1,780	1,836
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.151%	8/15/46	990	1,021
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.351%	8/15/46	490	486
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	3.824%	10/15/46	255	260
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	3,360	3,507
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	2,200	2,299
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.745%	11/15/46	1,100	1,151
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	3,050	3,194
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.859%	2/15/47	1,150	1,210
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	370	379
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	2,875	3,021
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.332%	6/15/47	1,150	1,173
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,000	1,060
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.456%	10/15/47	1,150	1,208
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	1,175	1,210
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	3,275	3,444
42

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	995	1,019
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	6,650	6,964
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	1,500	1,567
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	2,589	2,652
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	2,950	3,091
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,928
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	717	739
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	8,650	9,224
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	5,265	5,619
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	3,044	3,136
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,575	4,880
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	1,760	1,824
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,825	3,007
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	1,383	1,435
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,334
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	6,032	6,218
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	1,595	1,651
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	7,447
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,324	1,372
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,642
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	7,608
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	9,927
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	9,073
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	3,286
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	7,028
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	4,079
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,819
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	5,685
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,125	1,222
43

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	847	847
[3]	Morgan Stanley Capital I Trust Series 2015-MS1	3.779%	5/15/48	1,360	1,447
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	3,525	3,776
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,854
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	3,091
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	7,603
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	7,908
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	3,114
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	575	606
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	7,279
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,975	11,285
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	12,633
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,576
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	6,068
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,025	3,290
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	7,515
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,435	8,988
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,000	6,903
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,495	8,793
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,325
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	4,275	4,331
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	750	766
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	450	459
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	8,465	8,668
[3]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	990	992
[3]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	850	855
[3]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	4,025	4,005
[3]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	850	846
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,455	1,486
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	1,650	1,676
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	1,398	1,405
44

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	1,975	1,975
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	600	598
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	5,640	5,580
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	2,650	2,595
[3]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	772	789
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	975	1,037
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,500
[3]	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	2,180	2,244
[3]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	1,110	1,111
[3]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	1,575	1,582
[3]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	1,575	1,576
[3]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	1,175	1,178
[3]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	1,190	1,191
[3]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	1,590	1,594
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	4,250	4,246
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	2,325	2,320
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	1,600	1,597
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	3,600	3,571
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,140	3,104
[3]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	2,150	2,130
[3]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,000	2,953
[3]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	4,875	4,834
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	2,550	2,519
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,100	1,093
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	6,203
[3]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	2,820	2,843
[3]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	12,300	12,729
[3]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	989	990
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	674	679
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	4,040	4,088
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	452	454
45

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	1,840	1,838
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	3,315	3,306
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	645	638
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	2,750	2,737
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,100	1,082
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	17,075	16,911
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,125	2,084
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	5,925	5,863
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,300	1,277
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	2,975	2,956
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	950	943
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	8,473
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,636
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	6,288
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,647
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,325	7,801
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	3,089
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,700	4,883
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	6,333
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,766
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	4,232
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	6,183
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	3,258
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,125	6,671
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,225	2,457
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	3,602
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	13,573
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	9,280
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,731
46

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,265	11,544
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	4,549
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	1,745	1,811
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	11,111
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	1,982
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	11,695
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	10,650
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	4,606
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,368
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	5,154
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	3,015
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,809
[3]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	10,200	10,287
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	2,870	2,902
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	4,765	4,838
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	700	714
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	28,975	28,602
[3]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	17,700	17,566
[3]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	8,470	8,528
[3]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	22,695	22,634
[3]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	11,405	11,341
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	1,017	1,019
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	6,200	6,200
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	850	850
[3]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	4,389	4,421
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	373	384
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	12,090	12,691
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	400	409
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	826	850
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	786	788
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	3,725	3,917
47

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	10,875	11,431
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	2,385	2,447
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	2,075	2,169
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,500	1,555
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	7,707	8,160
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	1,100
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	2,600	2,688
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,329
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	932	983
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	3,015	3,216
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	3,064
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	663	681
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	4,535	4,750
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	1,967
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	1,060	1,101
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	2,000	2,148
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,906
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	219	219
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	1,553	1,584
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,569
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	5,000	5,340
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	2,328	2,423
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,937
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	7,637	8,047
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	9,193
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,215
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	1,586	1,641
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	4,489
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,544
48

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	3,021
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,300	2,364
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,450	1,502
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	3,159
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	2,994	3,082
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	6,529	6,853
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,020	1,103
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	455	476
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	17,704
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	4,877
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	7,733
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	4,187
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	4,167
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	6,395
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,695
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	10,947
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	5,127
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	10,853
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	16,577
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	13,606
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	2,342
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	9,207
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	14,573
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	11,856
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	19,458
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	5,175	5,882
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,450	11,728
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	6,705
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	9,436
49

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,610	1,693
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	3,983
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	8,747
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,985	5,341
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	4,635	4,824
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,597
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	1,975
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	4,650	4,810
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	3,235	3,243
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	2,200	2,201
[3]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	1,398	1,400
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	2,816	2,836
[3]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	8,500	8,580
[3]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	2,389	2,421
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	495	506
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	2,154	2,192
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	421	428
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	3,250	3,338
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	1,725	1,761
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	185	189
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	2,640	2,728
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	660	681
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	573	587
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,520	1,584
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,530	2,656
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	285	292
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	925	964
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	725	755
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	725	758
50

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	7,268	7,625
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	375	393
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.862%	12/15/46	563	582
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	1,469	1,537
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.039%	3/15/46	375	395
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	208	213
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	447	448
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,450	1,524
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	475	493
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	357	367
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,081	1,105
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,150	1,205
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,220	1,281
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,666	1,730
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	3,000	3,149
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	7,572	7,959
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,261
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	1,158	1,197
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,150	1,220
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	847
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	787	822
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,075	2,183
[3]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	5,000	5,267
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	758	774
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	4,415	4,621
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	1,840	1,928
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	3,424	3,451
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,400	1,426
[3]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	2,225	2,237
51

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	1,275	1,286
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	1,955	1,956
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	425	424
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	2,150	2,145
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	775	768
[3]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	2,435	2,421
[3]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	675	662
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	4,015	3,970
[3]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	4,225	4,177
[3]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,500	1,471
[3]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	4,225	4,201
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	2,600	2,589
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	3,900	3,883
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	775	772
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	2,350	2,332
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	875	864
[3]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	575	575
[3]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	1,500	1,488
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,163,588)					6,304,947
Corporate Bonds (28.2%)
Communications (2.5%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,000	8,570
	Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,827
	Activision Blizzard Inc.	1.350%	9/15/30	3,800	3,510
	Activision Blizzard Inc.	4.500%	6/15/47	4,930	5,927
	Activision Blizzard Inc.	2.500%	9/15/50	13,100	11,499
	Alphabet Inc.	0.450%	8/15/25	9,500	9,284
	Alphabet Inc.	1.998%	8/15/26	7,675	7,920
	Alphabet Inc.	0.800%	8/15/27	12,295	11,853
	Alphabet Inc.	1.100%	8/15/30	20,600	19,408
	Alphabet Inc.	1.900%	8/15/40	18,000	16,406
	Alphabet Inc.	2.050%	8/15/50	24,100	21,611
	Alphabet Inc.	2.250%	8/15/60	18,000	16,088
	America Movil SAB de CV	3.625%	4/22/29	7,600	8,221
	America Movil SAB de CV	2.875%	5/7/30	6,200	6,416
	America Movil SAB de CV	6.375%	3/1/35	8,615	11,906
	America Movil SAB de CV	6.125%	11/15/37	2,850	3,868
	America Movil SAB de CV	6.125%	3/30/40	18,536	25,644
	America Movil SAB de CV	4.375%	7/16/42	9,925	11,743
	America Movil SAB de CV	4.375%	4/22/49	22,780	27,707
52

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.050%	12/15/23	4,340	4,591
	AT&T Inc.	0.900%	3/25/24	22,000	21,912
	AT&T Inc.	4.450%	4/1/24	12,219	13,048
	AT&T Inc.	3.950%	1/15/25	3,190	3,413
	AT&T Inc.	3.400%	5/15/25	21,699	22,960
	AT&T Inc.	3.600%	7/15/25	13,800	14,726
	AT&T Inc.	4.125%	2/17/26	25,836	28,164
	AT&T Inc.	1.700%	3/25/26	30,900	30,773
	AT&T Inc.	3.800%	2/15/27	17,926	19,489
	AT&T Inc.	4.250%	3/1/27	16,658	18,486
	AT&T Inc.	2.300%	6/1/27	22,330	22,758
	AT&T Inc.	1.650%	2/1/28	22,950	22,475
[3]	AT&T Inc.	4.100%	2/15/28	15,722	17,475
	AT&T Inc.	4.350%	3/1/29	31,933	35,929
[3]	AT&T Inc.	4.300%	2/15/30	33,031	37,214
	AT&T Inc.	2.750%	6/1/31	30,160	30,756
	AT&T Inc.	2.250%	2/1/32	28,500	27,576
	AT&T Inc.	2.550%	12/1/33	44,570	43,648
	AT&T Inc.	4.500%	5/15/35	21,975	25,361
	AT&T Inc.	5.250%	3/1/37	17,720	21,921
	AT&T Inc.	4.900%	8/15/37	15,625	18,803
	AT&T Inc.	4.850%	3/1/39	9,600	11,469
	AT&T Inc.	5.350%	9/1/40	28,553	36,103
	AT&T Inc.	3.500%	6/1/41	25,600	26,343
	AT&T Inc.	5.550%	8/15/41	2,050	2,676
	AT&T Inc.	5.150%	3/15/42	10,734	13,295
	AT&T Inc.	4.900%	6/15/42	13,315	15,986
	AT&T Inc.	4.300%	12/15/42	16,890	19,048
	AT&T Inc.	3.100%	2/1/43	22,000	21,306
	AT&T Inc.	4.650%	6/1/44	14,105	16,551
	AT&T Inc.	4.350%	6/15/45	15,749	17,822
	AT&T Inc.	4.750%	5/15/46	30,443	36,801
[3]	AT&T Inc.	5.150%	11/15/46	6,241	7,945
	AT&T Inc.	5.450%	3/1/47	17,545	23,002
	AT&T Inc.	4.500%	3/9/48	19,763	23,066
	AT&T Inc.	4.550%	3/9/49	17,065	20,115
	AT&T Inc.	5.150%	2/15/50	14,600	18,728
	AT&T Inc.	3.650%	6/1/51	31,600	32,794
	AT&T Inc.	3.300%	2/1/52	22,200	21,747
	AT&T Inc.	3.500%	9/15/53	77,396	78,228
	AT&T Inc.	3.550%	9/15/55	79,900	80,048
	AT&T Inc.	3.800%	12/1/57	61,534	64,116
	AT&T Inc.	3.650%	9/15/59	67,707	68,346
	AT&T Inc.	3.850%	6/1/60	15,844	16,549
	AT&T Inc.	3.500%	2/1/61	13,200	13,029
	Baidu Inc.	3.875%	9/29/23	8,400	8,743
	Baidu Inc.	4.375%	5/14/24	17,300	18,412
	Baidu Inc.	3.075%	4/7/25	800	830
	Baidu Inc.	4.125%	6/30/25	100	108
	Baidu Inc.	1.720%	4/9/26	9,000	8,884
	Baidu Inc.	3.625%	7/6/27	5,375	5,770
	Baidu Inc.	4.375%	3/29/28	4,025	4,461
	Baidu Inc.	4.875%	11/14/28	2,400	2,751
	Baidu Inc.	3.425%	4/7/30	3,436	3,606
	Baidu Inc.	2.375%	10/9/30	5,000	4,858
53

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baidu Inc.	2.375%	8/23/31	7,400	7,133
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	5,614
	Booking Holdings Inc.	2.750%	3/15/23	2,275	2,325
	Booking Holdings Inc.	3.650%	3/15/25	7,850	8,347
	Booking Holdings Inc.	3.600%	6/1/26	11,245	12,172
	Booking Holdings Inc.	3.550%	3/15/28	170	185
	Booking Holdings Inc.	4.625%	4/13/30	17,100	19,935
	British Telecommunications plc	4.500%	12/4/23	5,150	5,452
	British Telecommunications plc	5.125%	12/4/28	7,000	7,908
	British Telecommunications plc	9.625%	12/15/30	28,483	41,884
[3]	Charter Communications Operating LLC	4.500%	2/1/24	19,655	20,894
	Charter Communications Operating LLC	4.908%	7/23/25	42,042	46,307
	Charter Communications Operating LLC	3.750%	2/15/28	26,330	28,227
	Charter Communications Operating LLC	4.200%	3/15/28	12,250	13,394
	Charter Communications Operating LLC	2.250%	1/15/29	13,000	12,714
	Charter Communications Operating LLC	5.050%	3/30/29	15,917	18,294
	Charter Communications Operating LLC	2.800%	4/1/31	13,655	13,539
	Charter Communications Operating LLC	2.300%	2/1/32	11,000	10,453
	Charter Communications Operating LLC	6.384%	10/23/35	21,400	27,720
	Charter Communications Operating LLC	5.375%	4/1/38	8,925	10,637
	Charter Communications Operating LLC	3.500%	6/1/41	20,000	19,494
	Charter Communications Operating LLC	3.500%	3/1/42	14,375	13,948
	Charter Communications Operating LLC	6.484%	10/23/45	37,034	50,631
	Charter Communications Operating LLC	5.375%	5/1/47	23,009	27,481
	Charter Communications Operating LLC	5.750%	4/1/48	30,850	38,521
	Charter Communications Operating LLC	5.125%	7/1/49	10,300	11,929
	Charter Communications Operating LLC	4.800%	3/1/50	31,060	34,817
	Charter Communications Operating LLC	3.700%	4/1/51	22,550	21,797
	Charter Communications Operating LLC	3.900%	6/1/52	26,700	26,717
	Charter Communications Operating LLC	6.834%	10/23/55	6,025	8,630
	Charter Communications Operating LLC	3.850%	4/1/61	28,000	26,413
	Charter Communications Operating LLC	4.400%	12/1/61	14,200	14,687
	Charter Communications Operating LLC	3.950%	6/30/62	18,010	17,401
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,235
	Comcast Corp.	3.700%	4/15/24	10,000	10,627
	Comcast Corp.	3.375%	2/15/25	10,866	11,538
	Comcast Corp.	3.375%	8/15/25	29,213	31,173
	Comcast Corp.	3.950%	10/15/25	27,650	30,229
	Comcast Corp.	3.150%	3/1/26	13,800	14,719
	Comcast Corp.	2.350%	1/15/27	29,515	30,521
	Comcast Corp.	3.300%	2/1/27	34,195	36,763
	Comcast Corp.	3.300%	4/1/27	6,000	6,463
	Comcast Corp.	3.150%	2/15/28	21,300	22,869
	Comcast Corp.	3.550%	5/1/28	7,027	7,693
	Comcast Corp.	4.150%	10/15/28	39,692	45,043
	Comcast Corp.	2.650%	2/1/30	21,500	22,270
	Comcast Corp.	3.400%	4/1/30	18,955	20,660
	Comcast Corp.	4.250%	10/15/30	16,075	18,553
	Comcast Corp.	1.950%	1/15/31	15,866	15,515
	Comcast Corp.	1.500%	2/15/31	10,100	9,515
	Comcast Corp.	4.250%	1/15/33	17,335	20,316
	Comcast Corp.	7.050%	3/15/33	2,200	3,157
	Comcast Corp.	4.200%	8/15/34	10,900	12,828
	Comcast Corp.	5.650%	6/15/35	6,890	9,112
54

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.400%	8/15/35	17,305	20,581
	Comcast Corp.	6.500%	11/15/35	2,791	4,000
	Comcast Corp.	3.200%	7/15/36	9,475	10,087
	Comcast Corp.	6.450%	3/15/37	8,723	12,644
	Comcast Corp.	3.900%	3/1/38	11,000	12,407
	Comcast Corp.	4.600%	10/15/38	31,065	37,743
	Comcast Corp.	3.250%	11/1/39	16,000	16,852
	Comcast Corp.	3.750%	4/1/40	20,050	22,429
	Comcast Corp.	4.650%	7/15/42	8,000	9,843
	Comcast Corp.	4.600%	8/15/45	9,092	11,257
	Comcast Corp.	3.400%	7/15/46	14,423	15,197
	Comcast Corp.	4.000%	8/15/47	10,675	12,237
	Comcast Corp.	3.969%	11/1/47	25,986	29,757
	Comcast Corp.	4.000%	3/1/48	10,725	12,331
	Comcast Corp.	4.700%	10/15/48	12,286	15,723
	Comcast Corp.	3.999%	11/1/49	24,111	27,940
	Comcast Corp.	3.450%	2/1/50	15,950	17,041
	Comcast Corp.	2.800%	1/15/51	17,225	16,420
[7]	Comcast Corp.	2.887%	11/1/51	64,734	62,627
	Comcast Corp.	2.450%	8/15/52	14,475	12,966
	Comcast Corp.	4.049%	11/1/52	20,932	24,597
[7]	Comcast Corp.	2.937%	11/1/56	56,887	54,188
	Comcast Corp.	4.950%	10/15/58	13,739	18,969
	Comcast Corp.	2.650%	8/15/62	13,725	12,188
[7]	Comcast Corp.	2.987%	11/1/63	37,122	35,282
	Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	69,292
	Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,593
	Discovery Communications LLC	2.950%	3/20/23	12,900	13,195
	Discovery Communications LLC	3.800%	3/13/24	3,765	3,952
	Discovery Communications LLC	3.900%	11/15/24	5,525	5,872
	Discovery Communications LLC	3.450%	3/15/25	7,161	7,513
	Discovery Communications LLC	3.950%	6/15/25	4,768	5,081
	Discovery Communications LLC	4.900%	3/11/26	9,000	10,041
	Discovery Communications LLC	3.950%	3/20/28	21,714	23,584
	Discovery Communications LLC	4.125%	5/15/29	9,900	10,920
	Discovery Communications LLC	3.625%	5/15/30	11,650	12,457
	Discovery Communications LLC	5.000%	9/20/37	5,350	6,386
	Discovery Communications LLC	6.350%	6/1/40	8,215	11,310
	Discovery Communications LLC	4.875%	4/1/43	11,665	13,803
	Discovery Communications LLC	5.200%	9/20/47	18,854	23,314
	Discovery Communications LLC	5.300%	5/15/49	8,485	10,728
	Discovery Communications LLC	4.650%	5/15/50	10,535	12,397
	Discovery Communications LLC	4.000%	9/15/55	19,685	20,728
	Electronic Arts Inc.	4.800%	3/1/26	3,090	3,450
	Electronic Arts Inc.	1.850%	2/15/31	8,500	8,134
	Electronic Arts Inc.	2.950%	2/15/51	8,500	8,067
	Expedia Group Inc.	3.600%	12/15/23	1,000	1,040
	Expedia Group Inc.	5.000%	2/15/26	8,955	9,988
	Expedia Group Inc.	4.625%	8/1/27	7,000	7,823
	Expedia Group Inc.	3.800%	2/15/28	7,958	8,497
	Expedia Group Inc.	3.250%	2/15/30	14,355	14,673
	Expedia Group Inc.	2.950%	3/15/31	9,800	9,803
	Fox Corp.	3.666%	1/25/22	5,580	5,591
	Fox Corp.	4.030%	1/25/24	15,984	16,883
	Fox Corp.	3.050%	4/7/25	11,105	11,648
55

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fox Corp.	4.709%	1/25/29	21,325	24,377
Fox Corp.	3.500%	4/8/30	6,648	7,171
Fox Corp.	5.476%	1/25/39	15,500	19,942
Fox Corp.	5.576%	1/25/49	16,820	22,937
Grupo Televisa SAB	6.625%	3/18/25	4,025	4,597
Grupo Televisa SAB	4.625%	1/30/26	5,420	5,884
Grupo Televisa SAB	8.500%	3/11/32	275	395
Grupo Televisa SAB	6.625%	1/15/40	4,845	6,589
Grupo Televisa SAB	5.000%	5/13/45	20,160	23,748
Grupo Televisa SAB	6.125%	1/31/46	4,800	6,502
Grupo Televisa SAB	5.250%	5/24/49	9,000	11,324
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,660	4,945
Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	3,279
Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	6,168
Interpublic Group of Cos. Inc.	2.400%	3/1/31	6,300	6,299
Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	5,122
Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,300	8,563
Koninklijke KPN NV	8.375%	10/1/30	5,000	7,130
NBCUniversal Media LLC	4.450%	1/15/43	7,500	9,037
Omnicom Group Inc.	3.650%	11/1/24	12,375	13,113
Omnicom Group Inc.	3.600%	4/15/26	14,726	15,823
Omnicom Group Inc.	2.450%	4/30/30	9,663	9,670
Omnicom Group Inc.	4.200%	6/1/30	4,900	5,516
Omnicom Group Inc.	2.600%	8/1/31	9,000	9,123
Orange SA	9.000%	3/1/31	26,215	40,156
Orange SA	5.375%	1/13/42	11,690	15,378
Orange SA	5.500%	2/6/44	9,815	13,448
Rogers Communications Inc.	3.000%	3/15/23	5,000	5,095
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,682
Rogers Communications Inc.	3.625%	12/15/25	6,435	6,852
Rogers Communications Inc.	2.900%	11/15/26	1,500	1,568
Rogers Communications Inc.	7.500%	8/15/38	300	453
Rogers Communications Inc.	4.500%	3/15/43	7,615	8,758
Rogers Communications Inc.	5.450%	10/1/43	4,000	5,226
Rogers Communications Inc.	5.000%	3/15/44	5,000	6,163
Rogers Communications Inc.	4.300%	2/15/48	7,850	8,994
Rogers Communications Inc.	4.350%	5/1/49	14,050	16,330
Rogers Communications Inc.	3.700%	11/15/49	6,151	6,474
TCI Communications Inc.	7.875%	2/15/26	4,775	5,950
TCI Communications Inc.	7.125%	2/15/28	725	935
Telefonica Emisiones SA	4.103%	3/8/27	15,575	17,149
Telefonica Emisiones SA	7.045%	6/20/36	20,699	29,645
Telefonica Emisiones SA	4.665%	3/6/38	12,770	14,739
Telefonica Emisiones SA	5.213%	3/8/47	24,482	30,383
Telefonica Emisiones SA	4.895%	3/6/48	23,318	28,022
Telefonica Emisiones SA	5.520%	3/1/49	14,095	18,388
Telefonica Europe BV	8.250%	9/15/30	8,362	11,875
TELUS Corp.	2.800%	2/16/27	8,525	8,870
TELUS Corp.	4.300%	6/15/49	5,995	7,388
Tencent Music Entertainment Group	2.000%	9/3/30	3,630	3,399
Thomson Reuters Corp.	4.300%	11/23/23	6,515	6,852
Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,649
Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,988
Thomson Reuters Corp.	5.850%	4/15/40	4,111	5,779
Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,807
56

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Time Warner Cable LLC	6.550%	5/1/37	15,905	20,835
	Time Warner Cable LLC	7.300%	7/1/38	16,248	23,007
	Time Warner Cable LLC	6.750%	6/15/39	18,117	24,699
	Time Warner Cable LLC	5.875%	11/15/40	15,510	19,279
	Time Warner Cable LLC	5.500%	9/1/41	17,070	20,678
	Time Warner Cable LLC	4.500%	9/15/42	14,785	16,072
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,000	8,691
	Time Warner Entertainment Co. LP	8.375%	7/15/33	6,275	9,125
	T-Mobile USA Inc.	3.500%	4/15/25	30,500	32,322
	T-Mobile USA Inc.	1.500%	2/15/26	10,073	9,967
	T-Mobile USA Inc.	3.750%	4/15/27	53,247	57,655
	T-Mobile USA Inc.	2.050%	2/15/28	20,456	20,346
[7]	T-Mobile USA Inc.	2.400%	3/15/29	3,000	3,029
	T-Mobile USA Inc.	3.875%	4/15/30	74,215	81,211
	T-Mobile USA Inc.	2.550%	2/15/31	24,278	24,165
	T-Mobile USA Inc.	2.250%	11/15/31	10,000	9,702
[7]	T-Mobile USA Inc.	2.700%	3/15/32	10,500	10,574
	T-Mobile USA Inc.	4.375%	4/15/40	32,252	36,770
	T-Mobile USA Inc.	3.000%	2/15/41	29,210	28,462
	T-Mobile USA Inc.	4.500%	4/15/50	30,880	36,181
	T-Mobile USA Inc.	3.300%	2/15/51	32,337	31,570
[7]	T-Mobile USA Inc.	3.400%	10/15/52	20,655	20,596
	T-Mobile USA Inc.	3.600%	11/15/60	13,500	13,448
[7]	T-Mobile USA Inc.	3.600%	11/15/60	7,400	7,350
[3]	TWDC Enterprises 18 Corp.	2.450%	3/4/22	8,125	8,154
[3]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	2,300	2,336
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	5,800	6,153
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	15,626	16,532
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,720	21,005
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	268
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	7,625	10,770
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	4,310	5,235
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	13,822
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	9,201
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	4,000	4,749
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	3,065
	VeriSign Inc.	2.700%	6/15/31	6,000	6,041
	Verizon Communications Inc.	3.376%	2/15/25	13,000	13,817
	Verizon Communications Inc.	0.850%	11/20/25	18,525	18,078
	Verizon Communications Inc.	1.450%	3/20/26	19,500	19,410
	Verizon Communications Inc.	2.625%	8/15/26	23,025	23,985
	Verizon Communications Inc.	4.125%	3/16/27	26,725	29,716
	Verizon Communications Inc.	3.000%	3/22/27	8,000	8,441
	Verizon Communications Inc.	2.100%	3/22/28	36,200	36,311
	Verizon Communications Inc.	4.329%	9/21/28	47,971	54,558
	Verizon Communications Inc.	4.016%	12/3/29	41,471	46,484
	Verizon Communications Inc.	3.150%	3/22/30	37,595	39,739
	Verizon Communications Inc.	1.500%	9/18/30	7,500	7,035
	Verizon Communications Inc.	1.680%	10/30/30	16,168	15,377
	Verizon Communications Inc.	1.750%	1/20/31	22,075	20,894
	Verizon Communications Inc.	2.550%	3/21/31	55,000	55,559
[7]	Verizon Communications Inc.	2.355%	3/15/32	50,100	49,413
	Verizon Communications Inc.	4.500%	8/10/33	32,244	37,989
	Verizon Communications Inc.	4.400%	11/1/34	32,782	38,166
	Verizon Communications Inc.	4.272%	1/15/36	29,943	35,191
57

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	5.250%	3/16/37	26,230	34,170
Verizon Communications Inc.	4.812%	3/15/39	17,935	22,513
Verizon Communications Inc.	2.650%	11/20/40	34,500	32,746
Verizon Communications Inc.	3.400%	3/22/41	41,825	43,894
Verizon Communications Inc.	2.850%	9/3/41	10,600	10,466
Verizon Communications Inc.	4.125%	8/15/46	14,730	17,093
Verizon Communications Inc.	4.862%	8/21/46	48,009	61,843
Verizon Communications Inc.	4.522%	9/15/48	41,867	52,495
Verizon Communications Inc.	4.000%	3/22/50	13,350	15,352
Verizon Communications Inc.	2.875%	11/20/50	29,400	27,925
Verizon Communications Inc.	3.550%	3/22/51	48,500	52,262
Verizon Communications Inc.	2.987%	10/30/56	51,505	48,847
Verizon Communications Inc.	3.000%	11/20/60	21,000	19,878
Verizon Communications Inc.	3.700%	3/22/61	40,300	43,624
ViacomCBS Inc.	3.875%	4/1/24	5,388	5,666
ViacomCBS Inc.	3.700%	8/15/24	17,225	18,251
ViacomCBS Inc.	3.500%	1/15/25	5,196	5,479
ViacomCBS Inc.	4.750%	5/15/25	21,000	23,052
ViacomCBS Inc.	4.000%	1/15/26	7,225	7,810
ViacomCBS Inc.	2.900%	1/15/27	17,869	18,651
ViacomCBS Inc.	3.375%	2/15/28	4,150	4,424
ViacomCBS Inc.	3.700%	6/1/28	4,019	4,353
ViacomCBS Inc.	4.200%	6/1/29	4,000	4,442
ViacomCBS Inc.	4.950%	1/15/31	20,150	23,815
ViacomCBS Inc.	4.200%	5/19/32	17,670	19,953
ViacomCBS Inc.	5.500%	5/15/33	5,200	6,519
ViacomCBS Inc.	6.875%	4/30/36	10,910	15,622
ViacomCBS Inc.	5.900%	10/15/40	3,375	4,484
ViacomCBS Inc.	4.850%	7/1/42	10,293	12,330
ViacomCBS Inc.	4.375%	3/15/43	16,940	19,267
ViacomCBS Inc.	5.850%	9/1/43	15,499	20,949
ViacomCBS Inc.	5.250%	4/1/44	800	999
ViacomCBS Inc.	4.900%	8/15/44	10,115	12,287
ViacomCBS Inc.	4.600%	1/15/45	1,400	1,682
ViacomCBS Inc.	4.950%	5/19/50	13,000	16,512
Vodafone Group plc	3.750%	1/16/24	16,625	17,516
Vodafone Group plc	4.125%	5/30/25	16,425	17,777
Vodafone Group plc	4.375%	5/30/28	35,955	40,510
Vodafone Group plc	7.875%	2/15/30	1,163	1,627
Vodafone Group plc	6.250%	11/30/32	5,145	6,839
Vodafone Group plc	6.150%	2/27/37	6,636	9,017
Vodafone Group plc	5.000%	5/30/38	21,219	26,394
Vodafone Group plc	4.375%	2/19/43	14,255	16,599
Vodafone Group plc	5.250%	5/30/48	28,504	37,224
Vodafone Group plc	4.875%	6/19/49	18,749	23,655
Vodafone Group plc	4.250%	9/17/50	17,915	20,835
Vodafone Group plc	5.125%	6/19/59	5,750	7,521
Walt Disney Co.	1.750%	8/30/24	16,120	16,400
Walt Disney Co.	3.700%	9/15/24	10,326	10,938
Walt Disney Co.	3.350%	3/24/25	18,990	20,236
Walt Disney Co.	3.700%	10/15/25	8,810	9,487
Walt Disney Co.	1.750%	1/13/26	19,250	19,477
Walt Disney Co.	3.375%	11/15/26	11,225	12,075
Walt Disney Co.	3.700%	3/23/27	12,000	13,186
Walt Disney Co.	2.200%	1/13/28	15,400	15,691
58

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Walt Disney Co.	2.000%	9/1/29	27,517	27,367
Walt Disney Co.	3.800%	3/22/30	13,585	15,268
Walt Disney Co.	2.650%	1/13/31	18,775	19,516
Walt Disney Co.	6.550%	3/15/33	2,415	3,357
Walt Disney Co.	6.200%	12/15/34	9,795	13,712
Walt Disney Co.	6.400%	12/15/35	13,125	18,799
Walt Disney Co.	6.150%	3/1/37	14,708	20,604
Walt Disney Co.	6.650%	11/15/37	6,876	10,192
Walt Disney Co.	4.625%	3/23/40	7,010	8,709
Walt Disney Co.	3.500%	5/13/40	19,033	20,863
Walt Disney Co.	5.400%	10/1/43	6,133	8,443
Walt Disney Co.	4.750%	9/15/44	12,795	16,369
Walt Disney Co.	4.950%	10/15/45	2,050	2,684
Walt Disney Co.	4.750%	11/15/46	6,268	8,069
Walt Disney Co.	2.750%	9/1/49	14,900	14,424
Walt Disney Co.	4.700%	3/23/50	16,145	21,285
Walt Disney Co.	3.600%	1/13/51	29,375	33,237
Walt Disney Co.	3.800%	5/13/60	15,783	18,332
Weibo Corp.	3.500%	7/5/24	8,375	8,604
Weibo Corp.	3.375%	7/8/30	8,565	8,480
WPP Finance 2010	3.750%	9/19/24	8,615	9,119
				6,539,859
Consumer Discretionary (1.7%)
Advance Auto Parts Inc.	3.900%	4/15/30	11,800	12,914
Alibaba Group Holding Ltd.	2.800%	6/6/23	6,625	6,772
Alibaba Group Holding Ltd.	3.600%	11/28/24	22,485	23,669
Alibaba Group Holding Ltd.	3.400%	12/6/27	26,773	28,350
Alibaba Group Holding Ltd.	2.125%	2/9/31	12,678	12,246
Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	6,512
Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	11,663
Alibaba Group Holding Ltd.	2.700%	2/9/41	10,550	9,633
Alibaba Group Holding Ltd.	4.200%	12/6/47	19,725	21,795
Alibaba Group Holding Ltd.	3.150%	2/9/51	16,144	15,042
Alibaba Group Holding Ltd.	4.400%	12/6/57	10,575	12,042
Alibaba Group Holding Ltd.	3.250%	2/9/61	10,854	10,062
Amazon.com Inc.	2.500%	11/29/22	8,505	8,617
Amazon.com Inc.	2.400%	2/22/23	16,319	16,627
Amazon.com Inc.	0.250%	5/12/23	10,000	9,959
Amazon.com Inc.	0.400%	6/3/23	16,815	16,764
Amazon.com Inc.	0.450%	5/12/24	26,580	26,315
Amazon.com Inc.	2.800%	8/22/24	2,000	2,093
Amazon.com Inc.	3.800%	12/5/24	5,049	5,410
Amazon.com Inc.	0.800%	6/3/25	10,160	10,041
Amazon.com Inc.	5.200%	12/3/25	11,460	13,055
Amazon.com Inc.	1.000%	5/12/26	24,000	23,753
Amazon.com Inc.	1.200%	6/3/27	24,193	23,868
Amazon.com Inc.	3.150%	8/22/27	35,883	38,785
Amazon.com Inc.	1.650%	5/12/28	24,000	23,981
Amazon.com Inc.	1.500%	6/3/30	14,125	13,705
Amazon.com Inc.	2.100%	5/12/31	42,500	42,971
Amazon.com Inc.	4.800%	12/5/34	14,670	18,745
Amazon.com Inc.	3.875%	8/22/37	34,361	40,364
Amazon.com Inc.	2.875%	5/12/41	25,000	25,821
Amazon.com Inc.	4.950%	12/5/44	14,326	19,555
Amazon.com Inc.	4.050%	8/22/47	38,830	47,271
59

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	2.500%	6/3/50	28,910	27,515
	Amazon.com Inc.	3.100%	5/12/51	29,500	31,514
	Amazon.com Inc.	4.250%	8/22/57	21,475	27,545
	Amazon.com Inc.	2.700%	6/3/60	21,300	20,503
	Amazon.com Inc.	3.250%	5/12/61	22,000	23,724
[3]	American Honda Finance Corp.	2.600%	11/16/22	4,865	4,949
[3]	American Honda Finance Corp.	1.950%	5/10/23	11,500	11,686
[3]	American Honda Finance Corp.	0.875%	7/7/23	12,300	12,313
[3]	American Honda Finance Corp.	3.450%	7/14/23	4,130	4,297
[3]	American Honda Finance Corp.	0.650%	9/8/23	15,826	15,788
[3]	American Honda Finance Corp.	3.625%	10/10/23	4,175	4,378
[3]	American Honda Finance Corp.	2.900%	2/16/24	6,400	6,638
[3]	American Honda Finance Corp.	2.400%	6/27/24	4,300	4,432
[3]	American Honda Finance Corp.	0.550%	7/12/24	10,000	9,861
[3]	American Honda Finance Corp.	2.150%	9/10/24	6,000	6,149
[3]	American Honda Finance Corp.	1.200%	7/8/25	5,000	4,985
[3]	American Honda Finance Corp.	1.000%	9/10/25	6,000	5,907
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,822
[3]	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,425
[3]	American Honda Finance Corp.	2.000%	3/24/28	7,700	7,790
[3]	American Honda Finance Corp.	1.800%	1/13/31	11,400	11,136
[3]	American University	3.672%	4/1/49	4,805	5,550
	Aptiv plc	4.350%	3/15/29	1,400	1,589
	Aptiv plc	4.400%	10/1/46	4,825	5,668
	Aptiv plc	5.400%	3/15/49	3,890	5,160
	Aptiv plc	3.100%	12/1/51	20,080	19,134
	AutoNation Inc.	3.500%	11/15/24	2,300	2,416
	AutoNation Inc.	4.500%	10/1/25	9,905	10,777
	AutoNation Inc.	3.800%	11/15/27	6,075	6,549
	AutoNation Inc.	2.400%	8/1/31	2,900	2,807
	AutoZone Inc.	2.875%	1/15/23	3,155	3,204
	AutoZone Inc.	3.125%	4/18/24	3,950	4,115
	AutoZone Inc.	3.250%	4/15/25	8,519	8,956
	AutoZone Inc.	3.625%	4/15/25	9,220	9,827
	AutoZone Inc.	3.125%	4/21/26	5,200	5,485
	AutoZone Inc.	3.750%	6/1/27	5,600	6,127
	AutoZone Inc.	3.750%	4/18/29	9,657	10,568
	AutoZone Inc.	4.000%	4/15/30	15,250	17,020
	AutoZone Inc.	1.650%	1/15/31	5,500	5,180
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	10,217
	Best Buy Co. Inc.	1.950%	10/1/30	7,000	6,730
	BorgWarner Inc.	3.375%	3/15/25	2,788	2,944
	BorgWarner Inc.	2.650%	7/1/27	1,000	1,034
	BorgWarner Inc.	4.375%	3/15/45	4,115	4,790
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	4,650	5,049
	Brunswick Corp.	0.850%	8/18/24	3,500	3,452
	Brunswick Corp.	2.400%	8/18/31	9,580	9,235
[3]	California Endowment	2.498%	4/1/51	1,675	1,654
	California Institute of Technology	4.321%	8/1/45	1,606	2,090
	California Institute of Technology	4.700%	11/1/11	5,575	8,163
	California Institute of Technology	3.650%	9/1/19	7,704	9,017
	Choice Hotels International Inc.	3.700%	1/15/31	2,650	2,806
	Cleveland Clinic Foundation	4.858%	1/1/14	3,615	5,373
[7]	Daimler Finance North America LLC	0.750%	3/1/24	4,000	3,962
60

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,026
	Daimler Finance North America LLC	8.500%	1/18/31	8,820	13,132
[7]	Daimler Finance North America LLC	2.450%	3/2/31	4,000	4,051
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,644
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	4,454
	DR Horton Inc.	4.750%	2/15/23	3,675	3,796
	DR Horton Inc.	5.750%	8/15/23	4,050	4,310
	DR Horton Inc.	2.500%	10/15/24	5,030	5,188
	DR Horton Inc.	2.600%	10/15/25	4,410	4,557
	DR Horton Inc.	1.400%	10/15/27	2,000	1,936
[3]	Duke University	2.682%	10/1/44	5,500	5,525
[3]	Duke University	2.757%	10/1/50	1,000	1,036
[3]	Duke University	2.832%	10/1/55	10,650	11,030
	eBay Inc.	2.750%	1/30/23	7,400	7,539
	eBay Inc.	3.450%	8/1/24	2,502	2,628
	eBay Inc.	1.900%	3/11/25	15,879	16,067
	eBay Inc.	1.400%	5/10/26	7,900	7,782
	eBay Inc.	3.600%	6/5/27	10,250	11,126
	eBay Inc.	2.700%	3/11/30	25,295	25,893
	eBay Inc.	2.600%	5/10/31	7,900	7,999
	eBay Inc.	4.000%	7/15/42	7,836	8,816
	eBay Inc.	3.650%	5/10/51	10,825	11,772
[3]	Emory University	2.143%	9/1/30	6,300	6,378
[3]	Emory University	2.969%	9/1/50	4,300	4,537
[3]	Ford Foundation	2.415%	6/1/50	2,745	2,667
[3]	Ford Foundation	2.815%	6/1/70	8,638	8,902
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,211
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,667
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,802	6,134
	General Motors Co.	4.875%	10/2/23	23,293	24,745
	General Motors Co.	5.400%	10/2/23	11,000	11,781
	General Motors Co.	4.000%	4/1/25	11,564	12,379
	General Motors Co.	6.125%	10/1/25	32,763	37,669
	General Motors Co.	4.200%	10/1/27	6,794	7,460
	General Motors Co.	6.800%	10/1/27	10,888	13,389
	General Motors Co.	5.000%	10/1/28	6,075	6,951
	General Motors Co.	5.000%	4/1/35	7,731	9,182
	General Motors Co.	6.600%	4/1/36	7,436	10,041
	General Motors Co.	5.150%	4/1/38	11,779	14,178
	General Motors Co.	6.250%	10/2/43	14,200	19,422
	General Motors Co.	5.200%	4/1/45	13,396	16,576
	General Motors Co.	6.750%	4/1/46	19,747	28,573
	General Motors Co.	5.400%	4/1/48	11,275	14,402
	General Motors Co.	5.950%	4/1/49	7,350	10,052
	General Motors Financial Co. Inc.	3.450%	4/10/22	20,239	20,299
	General Motors Financial Co. Inc.	3.250%	1/5/23	1,175	1,201
	General Motors Financial Co. Inc.	3.700%	5/9/23	9,930	10,228
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,918	10,325
	General Motors Financial Co. Inc.	4.150%	6/19/23	8,200	8,530
	General Motors Financial Co. Inc.	1.700%	8/18/23	17,160	17,323
	General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	13,266
	General Motors Financial Co. Inc.	1.050%	3/8/24	8,800	8,753
	General Motors Financial Co. Inc.	3.950%	4/13/24	3,903	4,110
	General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	17,931
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,278	9,887
61

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	2.900%	2/26/25	13,212	13,683
	General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	11,421
	General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,524
	General Motors Financial Co. Inc.	4.300%	7/13/25	276	298
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,000	9,778
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,535	10,694
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,660	8,526
	General Motors Financial Co. Inc.	4.000%	10/6/26	28,102	30,398
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	19,881
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	8,183
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	7,781
	General Motors Financial Co. Inc.	2.400%	4/10/28	10,000	10,000
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,838
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,800	10,449
	General Motors Financial Co. Inc.	2.350%	1/8/31	7,900	7,672
	General Motors Financial Co. Inc.	2.700%	6/10/31	8,485	8,453
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,639
[3]	George Washington University	4.300%	9/15/44	3,944	5,012
	George Washington University	4.868%	9/15/45	1,742	2,346
[3]	George Washington University	4.126%	9/15/48	11,446	13,906
[3]	Georgetown University	4.315%	4/1/49	4,837	6,014
[3]	Georgetown University	2.943%	4/1/50	4,750	4,773
[3]	Georgetown University	5.215%	10/1/18	2,589	3,702
	Harley-Davidson Inc.	3.500%	7/28/25	4,000	4,218
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	7,964
	Hasbro Inc.	3.900%	11/19/29	9,500	10,473
	Hasbro Inc.	6.350%	3/15/40	4,625	6,404
	Hasbro Inc.	5.100%	5/15/44	4,413	5,487
	Home Depot Inc.	2.700%	4/1/23	3,425	3,497
	Home Depot Inc.	3.750%	2/15/24	2,134	2,246
	Home Depot Inc.	3.000%	4/1/26	17,400	18,499
	Home Depot Inc.	2.125%	9/15/26	18,853	19,462
	Home Depot Inc.	2.500%	4/15/27	17,915	18,734
	Home Depot Inc.	2.800%	9/14/27	5,480	5,816
	Home Depot Inc.	0.900%	3/15/28	5,000	4,775
	Home Depot Inc.	1.500%	9/15/28	4,000	3,942
	Home Depot Inc.	3.900%	12/6/28	2,290	2,585
	Home Depot Inc.	2.950%	6/15/29	15,455	16,467
	Home Depot Inc.	2.700%	4/15/30	40,205	42,226
	Home Depot Inc.	1.375%	3/15/31	12,200	11,501
	Home Depot Inc.	1.875%	9/15/31	7,900	7,772
	Home Depot Inc.	5.875%	12/16/36	29,531	41,812
	Home Depot Inc.	3.300%	4/15/40	28,150	30,491
	Home Depot Inc.	5.950%	4/1/41	8,402	12,043
	Home Depot Inc.	4.200%	4/1/43	13,025	15,693
	Home Depot Inc.	4.875%	2/15/44	936	1,233
	Home Depot Inc.	4.400%	3/15/45	7,575	9,446
	Home Depot Inc.	4.250%	4/1/46	6,580	8,089
	Home Depot Inc.	3.900%	6/15/47	8,805	10,341
	Home Depot Inc.	4.500%	12/6/48	14,673	19,022
	Home Depot Inc.	3.125%	12/15/49	28,055	29,573
	Home Depot Inc.	3.350%	4/15/50	18,762	20,511
	Home Depot Inc.	2.375%	3/15/51	12,100	11,150
	Home Depot Inc.	2.750%	9/15/51	19,630	19,487
	Home Depot Inc.	3.500%	9/15/56	8,195	9,251
62

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,286
	Hyatt Hotels Corp.	1.300%	10/1/23	2,000	2,001
	Hyatt Hotels Corp.	1.800%	10/1/24	2,000	2,002
	Hyatt Hotels Corp.	4.850%	3/15/26	3,629	3,951
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	7,347
	Hyatt Hotels Corp.	5.750%	4/23/30	7,400	8,843
	JD.com Inc.	3.875%	4/29/26	10,884	11,632
	JD.com Inc.	3.375%	1/14/30	3,300	3,444
	JD.com Inc.	4.125%	1/14/50	3,250	3,452
[3]	Johns Hopkins University	4.083%	7/1/53	5,300	7,009
	Kohl's Corp.	3.375%	5/1/31	5,000	5,090
	Kohl's Corp.	5.550%	7/17/45	7,650	8,861
	Las Vegas Sands Corp.	3.200%	8/8/24	25,396	25,808
	Las Vegas Sands Corp.	2.900%	6/25/25	8,527	8,537
	Las Vegas Sands Corp.	3.500%	8/18/26	3,570	3,614
	Las Vegas Sands Corp.	3.900%	8/8/29	8,225	8,272
	Lear Corp.	3.800%	9/15/27	3,256	3,549
	Lear Corp.	4.250%	5/15/29	6,850	7,571
	Lear Corp.	3.500%	5/30/30	3,800	4,046
	Lear Corp.	2.600%	1/15/32	4,650	4,581
	Lear Corp.	5.250%	5/15/49	5,540	7,005
	Lear Corp.	3.550%	1/15/52	4,650	4,597
	Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,922
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	13,314
	Leggett & Platt Inc.	3.500%	11/15/51	8,925	8,973
	Leland Stanford Junior University	1.289%	6/1/27	1,075	1,063
	Leland Stanford Junior University	3.647%	5/1/48	14,275	17,271
	Leland Stanford Junior University	2.413%	6/1/50	4,795	4,671
	Lennar Corp.	4.750%	11/15/22	6,700	6,853
	Lennar Corp.	4.875%	12/15/23	2,200	2,336
	Lennar Corp.	4.500%	4/30/24	19,805	21,058
	Lennar Corp.	4.750%	5/30/25	4,700	5,118
	Lennar Corp.	5.250%	6/1/26	11,888	13,366
	Lennar Corp.	4.750%	11/29/27	15,000	16,999
	Lowe's Cos. Inc.	3.875%	9/15/23	8,844	9,226
	Lowe's Cos. Inc.	3.125%	9/15/24	2,950	3,091
	Lowe's Cos. Inc.	4.000%	4/15/25	8,697	9,426
	Lowe's Cos. Inc.	3.375%	9/15/25	14,235	15,184
	Lowe's Cos. Inc.	2.500%	4/15/26	19,425	20,234
	Lowe's Cos. Inc.	3.100%	5/3/27	9,618	10,265
	Lowe's Cos. Inc.	1.300%	4/15/28	8,725	8,369
	Lowe's Cos. Inc.	1.700%	9/15/28	4,730	4,634
	Lowe's Cos. Inc.	6.500%	3/15/29	267	341
	Lowe's Cos. Inc.	3.650%	4/5/29	23,780	26,063
	Lowe's Cos. Inc.	4.500%	4/15/30	12,555	14,576
	Lowe's Cos. Inc.	1.700%	10/15/30	13,000	12,350
	Lowe's Cos. Inc.	2.625%	4/1/31	30,000	30,700
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	8,516
	Lowe's Cos. Inc.	2.800%	9/15/41	18,000	17,590
	Lowe's Cos. Inc.	4.250%	9/15/44	541	614
	Lowe's Cos. Inc.	3.700%	4/15/46	10,025	10,984
	Lowe's Cos. Inc.	4.050%	5/3/47	16,622	19,191
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	11,963
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	5,430
	Lowe's Cos. Inc.	3.000%	10/15/50	13,468	13,301
63

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.500%	4/1/51	5,000	5,387
	Magna International Inc.	3.625%	6/15/24	9,445	9,947
	Magna International Inc.	4.150%	10/1/25	2,775	3,017
	Magna International Inc.	2.450%	6/15/30	8,000	8,115
	Marriott International Inc.	3.250%	9/15/22	3,525	3,560
	Marriott International Inc.	3.600%	4/15/24	12,525	13,117
	Marriott International Inc.	3.750%	3/15/25	7,409	7,821
[3]	Marriott International Inc.	5.750%	5/1/25	1,650	1,858
	Marriott International Inc.	3.750%	10/1/25	4,190	4,445
[3]	Marriott International Inc.	3.125%	6/15/26	10,235	10,685
[3]	Marriott International Inc.	4.650%	12/1/28	1,500	1,683
[3]	Marriott International Inc.	4.625%	6/15/30	9,100	10,282
[3]	Marriott International Inc.	2.850%	4/15/31	18,500	18,456
[3]	Marriott International Inc.	3.500%	10/15/32	9,971	10,447
	Masco Corp.	3.500%	11/15/27	8,550	9,187
	Masco Corp.	1.500%	2/15/28	5,000	4,842
	Masco Corp.	7.750%	8/1/29	1,144	1,537
	Masco Corp.	2.000%	10/1/30	3,175	3,044
	Masco Corp.	2.000%	2/15/31	9,000	8,648
	Masco Corp.	4.500%	5/15/47	5,900	7,119
	Masco Corp.	3.125%	2/15/51	7,500	7,493
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	145	176
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	3,080	3,392
	Massachusetts Institute of Technology	5.600%	7/1/11	8,881	15,724
	Massachusetts Institute of Technology	4.678%	7/1/14	15,582	23,280
	Massachusetts Institute of Technology	3.885%	7/1/16	2,125	2,664
[3]	McDonald's Corp.	3.350%	4/1/23	11,981	12,337
[3]	McDonald's Corp.	3.375%	5/26/25	11,655	12,388
[3]	McDonald's Corp.	3.300%	7/1/25	6,100	6,474
[3]	McDonald's Corp.	3.700%	1/30/26	22,615	24,443
[3]	McDonald's Corp.	3.500%	3/1/27	8,960	9,706
[3]	McDonald's Corp.	3.500%	7/1/27	9,000	9,778
[3]	McDonald's Corp.	3.800%	4/1/28	11,475	12,612
[3]	McDonald's Corp.	2.625%	9/1/29	13,110	13,509
[3]	McDonald's Corp.	2.125%	3/1/30	6,855	6,839
[3]	McDonald's Corp.	3.600%	7/1/30	25,716	28,437
[3]	McDonald's Corp.	4.700%	12/9/35	12,900	15,788
[3]	McDonald's Corp.	6.300%	10/15/37	425	600
[3]	McDonald's Corp.	6.300%	3/1/38	8,053	11,475
[3]	McDonald's Corp.	5.700%	2/1/39	7,793	10,617
[3]	McDonald's Corp.	3.700%	2/15/42	5,375	5,959
[3]	McDonald's Corp.	3.625%	5/1/43	4,300	4,673
[3]	McDonald's Corp.	4.600%	5/26/45	8,860	10,959
[3]	McDonald's Corp.	4.875%	12/9/45	15,500	19,960
[3]	McDonald's Corp.	4.450%	3/1/47	9,890	12,087
[3]	McDonald's Corp.	4.450%	9/1/48	7,755	9,561
[3]	McDonald's Corp.	3.625%	9/1/49	22,925	25,351
[3]	McDonald's Corp.	4.200%	4/1/50	10,000	12,141
	MDC Holdings Inc.	2.500%	1/15/31	4,100	3,976
	MDC Holdings Inc.	6.000%	1/15/43	3,000	3,785
	Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,273
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	6,047
	NIKE Inc.	2.250%	5/1/23	3,700	3,769
	NIKE Inc.	2.400%	3/27/25	4,125	4,272
	NIKE Inc.	2.375%	11/1/26	11,270	11,799
64

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NIKE Inc.	2.750%	3/27/27	7,374	7,812
	NIKE Inc.	2.850%	3/27/30	17,075	18,145
	NIKE Inc.	3.250%	3/27/40	14,500	15,786
	NIKE Inc.	3.625%	5/1/43	1,025	1,170
	NIKE Inc.	3.875%	11/1/45	10,575	12,711
	NIKE Inc.	3.375%	11/1/46	4,125	4,581
	NIKE Inc.	3.375%	3/27/50	14,000	15,845
[3]	Northeastern University	2.894%	10/1/50	3,140	3,133
[3]	Northwestern University	4.643%	12/1/44	9,550	12,403
[3]	Northwestern University	2.640%	12/1/50	3,000	3,074
[3]	Northwestern University	3.662%	12/1/57	2,100	2,621
	NVR Inc.	3.000%	5/15/30	9,072	9,425
	O'Reilly Automotive Inc.	3.850%	6/15/23	7,025	7,264
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,637
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	12,804
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,888
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,000	4,415
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,500	6,216
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	2,965
	Owens Corning	4.200%	12/1/24	6,030	6,446
	Owens Corning	3.400%	8/15/26	2,025	2,144
	Owens Corning	3.950%	8/15/29	4,100	4,488
	Owens Corning	3.875%	6/1/30	4,275	4,671
	Owens Corning	7.000%	12/1/36	1,787	2,532
	Owens Corning	4.300%	7/15/47	8,075	9,279
	Owens Corning	4.400%	1/30/48	4,100	4,804
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	5,014
	President & Fellows of Harvard College	3.150%	7/15/46	6,300	7,157
	President & Fellows of Harvard College	2.517%	10/15/50	6,465	6,518
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	3,796
	PulteGroup Inc.	5.500%	3/1/26	5,550	6,315
	PulteGroup Inc.	5.000%	1/15/27	16,000	18,289
	PulteGroup Inc.	6.375%	5/15/33	6,462	8,418
	PulteGroup Inc.	6.000%	2/15/35	4,000	5,157
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,147
	Ralph Lauren Corp.	2.950%	6/15/30	8,000	8,343
[3]	Rockefeller Foundation	2.492%	10/1/50	10,100	9,974
	Ross Stores Inc.	4.600%	4/15/25	6,640	7,270
	Ross Stores Inc.	1.875%	4/15/31	5,000	4,786
	Sands China Ltd.	5.125%	8/8/25	18,727	19,558
	Sands China Ltd.	3.800%	1/8/26	8,990	9,015
[7]	Sands China Ltd.	2.300%	3/8/27	4,100	3,861
	Sands China Ltd.	5.400%	8/8/28	23,050	24,893
[7]	Sands China Ltd.	2.850%	3/8/29	5,300	4,974
	Sands China Ltd.	4.375%	6/18/30	10,100	10,308
[7]	Sands China Ltd.	3.250%	8/8/31	4,800	4,490
	Snap-on Inc.	3.250%	3/1/27	1,900	2,041
	Snap-on Inc.	4.100%	3/1/48	2,600	3,151
	Snap-on Inc.	3.100%	5/1/50	5,225	5,511
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,724	5,037
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,165
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	13,447
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	3,853
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,888	3,862
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	2,052
65

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	3.100%	3/1/23	11,735	12,033
	Starbucks Corp.	3.850%	10/1/23	5,400	5,636
	Starbucks Corp.	3.800%	8/15/25	1,354	1,463
	Starbucks Corp.	2.450%	6/15/26	20,813	21,612
	Starbucks Corp.	3.500%	3/1/28	5,575	6,039
	Starbucks Corp.	4.000%	11/15/28	7,100	7,944
	Starbucks Corp.	3.550%	8/15/29	4,950	5,410
	Starbucks Corp.	2.550%	11/15/30	19,700	20,105
	Starbucks Corp.	4.300%	6/15/45	2,535	2,982
	Starbucks Corp.	3.750%	12/1/47	2,500	2,750
	Starbucks Corp.	4.500%	11/15/48	13,801	17,078
	Starbucks Corp.	4.450%	8/15/49	8,000	9,857
	Starbucks Corp.	3.350%	3/12/50	8,000	8,343
	Starbucks Corp.	3.500%	11/15/50	10,700	11,533
	Steelcase Inc.	5.125%	1/18/29	3,700	4,198
	Stellantis NV	5.250%	4/15/23	13,339	14,016
	Tapestry Inc.	4.125%	7/15/27	1,496	1,619
	Tapestry Inc.	3.050%	3/15/32	3,000	3,012
	TJX Cos. Inc.	2.500%	5/15/23	5,798	5,906
	TJX Cos. Inc.	2.250%	9/15/26	23,275	24,068
	TJX Cos. Inc.	1.150%	5/15/28	7,550	7,276
	TJX Cos. Inc.	3.875%	4/15/30	8,000	8,981
	TJX Cos. Inc.	1.600%	5/15/31	5,400	5,163
	Toyota Motor Corp.	3.419%	7/20/23	8,500	8,842
	Toyota Motor Corp.	0.681%	3/25/24	14,000	13,877
	Toyota Motor Corp.	2.358%	7/2/24	11,065	11,413
	Toyota Motor Corp.	1.339%	3/25/26	13,800	13,717
[3]	Toyota Motor Credit Corp.	2.600%	1/11/22	8,700	8,703
[3]	Toyota Motor Credit Corp.	3.300%	1/12/22	9,825	9,831
[3]	Toyota Motor Credit Corp.	2.650%	4/12/22	6,750	6,787
[3]	Toyota Motor Credit Corp.	2.625%	1/10/23	1,725	1,760
[3]	Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	4,035
[3]	Toyota Motor Credit Corp.	0.400%	4/6/23	9,000	8,966
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	12,000	11,956
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	13,500	13,624
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	1,000	1,044
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	4,153
	Toyota Motor Credit Corp.	3.350%	1/8/24	200	209
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	10,000	9,913
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,783
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	9,000	8,870
	Toyota Motor Credit Corp.	0.625%	9/13/24	19,000	18,757
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	13,580	13,800
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,219
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	7,814
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,000	6,824
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	14,000	13,799
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	7,560
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	8,991
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	14,458
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,700	7,711
	Toyota Motor Credit Corp.	3.650%	1/8/29	6,960	7,754
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	9,624
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	10,963
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,832
66

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	1.900%	9/12/31	16,000	15,642
	Tractor Supply Co.	1.750%	11/1/30	5,750	5,403
[3]	Trustees of Boston College	3.129%	7/1/52	4,050	4,343
[3]	Trustees of Boston University	4.061%	10/1/48	3,035	3,718
	Trustees of Princeton University	5.700%	3/1/39	5,830	8,414
[3]	Trustees of Princeton University	2.516%	7/1/50	12,575	12,605
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,700	3,540
	Trustees of the University of Pennsylvania	4.674%	9/1/12	6,298	9,552
	Trustees of the University of Pennsylvania	3.610%	2/15/19	50	58
[3]	University of Chicago	2.547%	4/1/50	8,050	7,783
	University of Chicago	3.000%	10/1/52	2,175	2,287
[3]	University of Chicago	4.003%	10/1/53	5,300	6,681
[3]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	10,379
[3]	University of Notre Dame du Lac	3.394%	2/15/48	2,700	3,147
[3]	University of Southern California	3.028%	10/1/39	8,151	8,621
[3]	University of Southern California	3.841%	10/1/47	9,550	11,236
[3]	University of Southern California	2.945%	10/1/51	9,275	9,502
	University of Southern California	5.250%	10/1/11	2,250	3,717
[3]	University of Southern California	3.226%	10/1/20	1,975	2,022
	VF Corp.	2.400%	4/23/25	6,800	6,991
	VF Corp.	2.800%	4/23/27	2,000	2,093
	VF Corp.	2.950%	4/23/30	10,059	10,440
	Whirlpool Corp.	4.000%	3/1/24	2,675	2,833
	Whirlpool Corp.	3.700%	5/1/25	800	857
	Whirlpool Corp.	4.750%	2/26/29	16,200	18,701
	Whirlpool Corp.	2.400%	5/15/31	2,850	2,855
	Whirlpool Corp.	4.500%	6/1/46	6,675	7,961
	Whirlpool Corp.	4.600%	5/15/50	6,500	8,040
[3]	William Marsh Rice University	3.574%	5/15/45	21,500	24,928
[3]	Yale University	0.873%	4/15/25	4,650	4,625
[3]	Yale University	1.482%	4/15/30	5,300	5,172
[3]	Yale University	2.402%	4/15/50	8,065	7,933
					4,392,426
Consumer Staples (1.9%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	5,626
	Altria Group Inc.	4.000%	1/31/24	12,883	13,599
	Altria Group Inc.	3.800%	2/14/24	2,700	2,835
	Altria Group Inc.	2.350%	5/6/25	7,125	7,300
	Altria Group Inc.	4.400%	2/14/26	28,775	31,600
	Altria Group Inc.	2.625%	9/16/26	2,200	2,275
	Altria Group Inc.	4.800%	2/14/29	12,775	14,428
	Altria Group Inc.	3.400%	5/6/30	9,000	9,346
	Altria Group Inc.	2.450%	2/4/32	15,200	14,430
	Altria Group Inc.	5.800%	2/14/39	15,860	19,093
	Altria Group Inc.	3.400%	2/4/41	15,500	14,292
	Altria Group Inc.	4.250%	8/9/42	10,376	10,541
	Altria Group Inc.	4.500%	5/2/43	10,209	10,646
	Altria Group Inc.	5.375%	1/31/44	22,457	25,967
	Altria Group Inc.	3.875%	9/16/46	16,069	15,575
	Altria Group Inc.	5.950%	2/14/49	26,574	33,283
	Altria Group Inc.	4.450%	5/6/50	2,990	3,112
	Altria Group Inc.	3.700%	2/4/51	12,210	11,384
	Altria Group Inc.	6.200%	2/14/59	2,521	3,291
	Altria Group Inc.	4.000%	2/4/61	14,470	13,878
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	41,399	44,658
67

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	65,511	79,133
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	122,293	154,905
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	7,575	9,094
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	13,843
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	16,086	19,455
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	22,625
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	27,072	30,100
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	50,427	58,715
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	38,870	42,589
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	12,615	14,745
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	12,322
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	14,781	19,383
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	15,000	17,640
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	18,276	22,937
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	10,357	11,260
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	47,448	58,070
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	31,657	37,889
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	12,448	17,217
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	20,002	24,702
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	23,160	29,158
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	7,050	10,206
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	10,655	13,293
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	9,124
	Archer-Daniels-Midland Co.	3.250%	3/27/30	8,700	9,448
	Archer-Daniels-Midland Co.	5.935%	10/1/32	530	703
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	3,213
	Archer-Daniels-Midland Co.	3.750%	9/15/47	7,750	9,194
	Archer-Daniels-Midland Co.	4.500%	3/15/49	13,325	17,534
	Archer-Daniels-Midland Co.	2.700%	9/15/51	5,000	5,023
	Avery Dennison Corp.	4.875%	12/6/28	6,887	8,033
	Avery Dennison Corp.	2.650%	4/30/30	8,200	8,308
	BAT Capital Corp.	3.222%	8/15/24	24,380	25,359
	BAT Capital Corp.	2.789%	9/6/24	826	851
	BAT Capital Corp.	3.215%	9/6/26	14,933	15,545
	BAT Capital Corp.	4.700%	4/2/27	8,425	9,284
	BAT Capital Corp.	3.557%	8/15/27	27,770	29,150
	BAT Capital Corp.	2.259%	3/25/28	15,625	15,243
	BAT Capital Corp.	3.462%	9/6/29	7,693	7,971
	BAT Capital Corp.	4.906%	4/2/30	11,805	13,280
	BAT Capital Corp.	2.726%	3/25/31	11,000	10,684
	BAT Capital Corp.	4.390%	8/15/37	15,725	16,594
	BAT Capital Corp.	3.734%	9/25/40	10,000	9,599
	BAT Capital Corp.	4.540%	8/15/47	16,893	17,661
	BAT Capital Corp.	4.758%	9/6/49	6,025	6,452
	BAT Capital Corp.	5.282%	4/2/50	11,450	12,995
	BAT Capital Corp.	3.984%	9/25/50	14,575	14,095
	BAT International Finance plc	1.668%	3/25/26	21,509	21,139
	Beam Suntory Inc.	3.250%	6/15/23	1,400	1,436
	Brown-Forman Corp.	3.500%	4/15/25	3,978	4,238
	Brown-Forman Corp.	4.500%	7/15/45	3,895	4,950
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	7,123
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	8,888	8,876
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,368	7,781
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	4,081
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,250	12,437
68

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Campbell Soup Co.	3.650%	3/15/23	3,022	3,115
	Campbell Soup Co.	3.950%	3/15/25	6,660	7,128
	Campbell Soup Co.	3.300%	3/19/25	4,125	4,351
	Campbell Soup Co.	4.150%	3/15/28	11,950	13,271
	Campbell Soup Co.	2.375%	4/24/30	9,450	9,392
	Campbell Soup Co.	3.125%	4/24/50	6,998	6,880
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,798
	Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	3,959
	Clorox Co.	3.500%	12/15/24	5,925	6,313
	Clorox Co.	3.100%	10/1/27	6,100	6,492
	Clorox Co.	3.900%	5/15/28	3,500	3,918
	Clorox Co.	1.800%	5/15/30	9,313	9,035
	Coca-Cola Co.	1.750%	9/6/24	8,625	8,796
	Coca-Cola Co.	3.375%	3/25/27	6,029	6,558
	Coca-Cola Co.	2.900%	5/25/27	1,875	2,001
	Coca-Cola Co.	1.450%	6/1/27	17,848	17,762
	Coca-Cola Co.	1.500%	3/5/28	3,500	3,451
	Coca-Cola Co.	1.000%	3/15/28	8,000	7,693
	Coca-Cola Co.	2.125%	9/6/29	6,200	6,299
	Coca-Cola Co.	3.450%	3/25/30	10,125	11,209
	Coca-Cola Co.	1.650%	6/1/30	25,093	24,311
	Coca-Cola Co.	2.000%	3/5/31	20,000	19,941
	Coca-Cola Co.	1.375%	3/15/31	16,000	15,098
	Coca-Cola Co.	2.250%	1/5/32	9,000	9,143
	Coca-Cola Co.	4.125%	3/25/40	3,880	4,611
	Coca-Cola Co.	2.500%	6/1/40	9,600	9,649
	Coca-Cola Co.	2.875%	5/5/41	16,000	16,607
	Coca-Cola Co.	4.200%	3/25/50	5,775	7,343
	Coca-Cola Co.	2.600%	6/1/50	10,475	10,302
	Coca-Cola Co.	3.000%	3/5/51	10,400	11,034
	Coca-Cola Co.	2.500%	3/15/51	22,025	21,192
	Coca-Cola Co.	2.750%	6/1/60	3,800	3,775
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,762
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	7,600	7,758
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,600	2,455
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	10,198
[3]	Colgate-Palmolive Co.	2.250%	11/15/22	14,525	14,744
[3]	Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,256
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	4,682	4,924
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	4,045	5,083
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	8,522	10,369
	Conagra Brands Inc.	3.250%	9/15/22	4,300	4,377
	Conagra Brands Inc.	3.200%	1/25/23	3,135	3,194
	Conagra Brands Inc.	0.500%	8/11/23	4,400	4,365
	Conagra Brands Inc.	4.300%	5/1/24	24,235	25,814
	Conagra Brands Inc.	4.600%	11/1/25	12,225	13,448
	Conagra Brands Inc.	1.375%	11/1/27	9,050	8,695
	Conagra Brands Inc.	7.000%	10/1/28	700	906
	Conagra Brands Inc.	4.850%	11/1/28	7,950	9,147
	Conagra Brands Inc.	8.250%	9/15/30	4,025	5,703
	Conagra Brands Inc.	5.300%	11/1/38	19,030	24,061
	Conagra Brands Inc.	5.400%	11/1/48	11,317	15,301
	Constellation Brands Inc.	3.200%	2/15/23	5,900	6,035
	Constellation Brands Inc.	4.250%	5/1/23	16,925	17,653
	Constellation Brands Inc.	4.750%	11/15/24	19,521	21,336
69

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Constellation Brands Inc.	4.400%	11/15/25	4,375	4,816
Constellation Brands Inc.	4.750%	12/1/25	4,777	5,334
Constellation Brands Inc.	3.700%	12/6/26	17,788	19,286
Constellation Brands Inc.	3.500%	5/9/27	13,275	14,310
Constellation Brands Inc.	3.600%	2/15/28	7,070	7,633
Constellation Brands Inc.	3.150%	8/1/29	14,700	15,486
Constellation Brands Inc.	2.875%	5/1/30	8,308	8,517
Constellation Brands Inc.	2.250%	8/1/31	4,235	4,139
Constellation Brands Inc.	4.500%	5/9/47	8,270	9,879
Constellation Brands Inc.	4.100%	2/15/48	4,550	5,153
Constellation Brands Inc.	5.250%	11/15/48	4,375	5,741
Constellation Brands Inc.	3.750%	5/1/50	22,425	24,542
Costco Wholesale Corp.	2.750%	5/18/24	16,000	16,629
Costco Wholesale Corp.	3.000%	5/18/27	6,532	7,011
Costco Wholesale Corp.	1.375%	6/20/27	32,824	32,588
Costco Wholesale Corp.	1.600%	4/20/30	47,373	45,903
Costco Wholesale Corp.	1.750%	4/20/32	18,100	17,532
Delhaize America LLC	9.000%	4/15/31	1,930	2,905
Diageo Capital plc	2.625%	4/29/23	11,470	11,709
Diageo Capital plc	3.500%	9/18/23	2,000	2,083
Diageo Capital plc	2.125%	10/24/24	9,400	9,636
Diageo Capital plc	1.375%	9/29/25	7,500	7,486
Diageo Capital plc	3.875%	5/18/28	1,000	1,118
Diageo Capital plc	2.375%	10/24/29	8,800	8,987
Diageo Capital plc	2.000%	4/29/30	8,460	8,358
Diageo Capital plc	2.125%	4/29/32	9,824	9,749
Diageo Capital plc	5.875%	9/30/36	500	700
Diageo Capital plc	3.875%	4/29/43	5,469	6,422
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,221
Diageo Investment Corp.	4.250%	5/11/42	3,512	4,293
Dollar General Corp.	3.250%	4/15/23	9,543	9,781
Dollar General Corp.	4.150%	11/1/25	7,180	7,810
Dollar General Corp.	3.875%	4/15/27	5,525	6,056
Dollar General Corp.	4.125%	5/1/28	4,475	4,978
Dollar General Corp.	3.500%	4/3/30	9,464	10,241
Dollar General Corp.	4.125%	4/3/50	16,857	19,476
Dollar Tree Inc.	4.000%	5/15/25	12,815	13,773
Dollar Tree Inc.	4.200%	5/15/28	6,270	7,000
Dollar Tree Inc.	3.375%	12/1/51	4,175	4,207
Estee Lauder Cos. Inc.	2.000%	12/1/24	150	154
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,612
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	6,143
Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	16,172
Estee Lauder Cos. Inc.	1.950%	3/15/31	7,000	6,907
Estee Lauder Cos. Inc.	6.000%	5/15/37	7,500	10,703
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	5,485
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	2,352
Estee Lauder Cos. Inc.	3.125%	12/1/49	2,052	2,242
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,752
Flowers Foods Inc.	2.400%	3/15/31	11,381	11,215
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	614
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	4,204
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	26,700	28,041
General Mills Inc.	3.700%	10/17/23	15,602	16,329
General Mills Inc.	3.650%	2/15/24	5,885	6,167
70

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Mills Inc.	4.000%	4/17/25	1,000	1,075
	General Mills Inc.	3.200%	2/10/27	7,500	7,976
	General Mills Inc.	4.200%	4/17/28	11,675	13,031
	General Mills Inc.	2.875%	4/15/30	9,891	10,313
	General Mills Inc.	2.250%	10/14/31	4,300	4,254
	General Mills Inc.	3.000%	2/1/51	13,265	13,286
	Hershey Co.	2.625%	5/1/23	2,750	2,805
	Hershey Co.	3.375%	5/15/23	10,050	10,391
	Hershey Co.	2.050%	11/15/24	2,291	2,350
	Hershey Co.	3.200%	8/21/25	5,028	5,337
	Hershey Co.	2.300%	8/15/26	500	519
	Hershey Co.	2.450%	11/15/29	5,381	5,595
	Hershey Co.	1.700%	6/1/30	7,720	7,555
	Hershey Co.	3.375%	8/15/46	300	336
	Hershey Co.	3.125%	11/15/49	2,035	2,196
	Hershey Co.	2.650%	6/1/50	7,595	7,622
	Hormel Foods Corp.	0.650%	6/3/24	7,000	6,947
	Hormel Foods Corp.	1.700%	6/3/28	6,000	5,983
	Hormel Foods Corp.	1.800%	6/11/30	8,575	8,410
	Hormel Foods Corp.	3.050%	6/3/51	10,002	10,645
	Ingredion Inc.	3.200%	10/1/26	5,041	5,352
	Ingredion Inc.	2.900%	6/1/30	8,075	8,325
	Ingredion Inc.	3.900%	6/1/50	3,750	4,271
	J M Smucker Co.	3.500%	3/15/25	6,034	6,431
	J M Smucker Co.	3.375%	12/15/27	4,220	4,544
	J M Smucker Co.	2.375%	3/15/30	7,875	7,898
	J M Smucker Co.	2.125%	3/15/32	5,650	5,473
	J M Smucker Co.	4.250%	3/15/35	4,750	5,561
	J M Smucker Co.	2.750%	9/15/41	4,000	3,870
	J M Smucker Co.	4.375%	3/15/45	1,960	2,383
	J M Smucker Co.	3.550%	3/15/50	6,750	7,285
	Kellogg Co.	2.650%	12/1/23	4,536	4,676
	Kellogg Co.	3.250%	4/1/26	5,025	5,331
	Kellogg Co.	3.400%	11/15/27	10,475	11,291
	Kellogg Co.	4.300%	5/15/28	4,850	5,486
	Kellogg Co.	2.100%	6/1/30	4,850	4,760
[3]	Kellogg Co.	7.450%	4/1/31	5,367	7,563
	Kellogg Co.	4.500%	4/1/46	7,650	9,463
	Keurig Dr Pepper Inc.	4.057%	5/25/23	8,202	8,548
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,725	8,016
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,000	4,965
	Keurig Dr Pepper Inc.	4.417%	5/25/25	11,061	12,055
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	6,883
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,677
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	9,117
	Keurig Dr Pepper Inc.	3.200%	5/1/30	29,750	31,483
	Keurig Dr Pepper Inc.	2.250%	3/15/31	12,000	11,851
	Keurig Dr Pepper Inc.	7.450%	5/1/38	305	526
	Keurig Dr Pepper Inc.	4.985%	5/25/38	7,233	8,940
	Keurig Dr Pepper Inc.	4.500%	11/15/45	5,525	6,581
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	3,562
	Keurig Dr Pepper Inc.	5.085%	5/25/48	265	346
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	7,860
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	3,903
	Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,638
71

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,264
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,833
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,696
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	4,043
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	4,181
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	6,540
	Kimberly-Clark Corp.	2.000%	11/2/31	7,200	7,178
	Kimberly-Clark Corp.	6.625%	8/1/37	300	453
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	11,263
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	3,331
	Kimberly-Clark Corp.	2.875%	2/7/50	7,605	7,837
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,923
	Kroger Co.	3.850%	8/1/23	9,757	10,138
	Kroger Co.	4.000%	2/1/24	9,309	9,795
	Kroger Co.	3.500%	2/1/26	2,783	2,982
	Kroger Co.	2.650%	10/15/26	4,107	4,271
	Kroger Co.	4.500%	1/15/29	1,435	1,651
[3]	Kroger Co.	7.700%	6/1/29	4,025	5,446
	Kroger Co.	8.000%	9/15/29	6,150	8,493
	Kroger Co.	2.200%	5/1/30	5,031	5,009
	Kroger Co.	1.700%	1/15/31	9,550	9,071
	Kroger Co.	7.500%	4/1/31	1,125	1,570
	Kroger Co.	6.900%	4/15/38	3,327	4,895
	Kroger Co.	5.400%	7/15/40	5,010	6,555
	Kroger Co.	5.000%	4/15/42	4,524	5,734
	Kroger Co.	5.150%	8/1/43	2,350	3,062
	Kroger Co.	3.875%	10/15/46	7,619	8,502
	Kroger Co.	4.450%	2/1/47	4,509	5,480
	Kroger Co.	4.650%	1/15/48	7,191	8,934
	Kroger Co.	3.950%	1/15/50	6,575	7,583
	McCormick & Co. Inc.	3.150%	8/15/24	9,275	9,690
	McCormick & Co. Inc.	0.900%	2/15/26	6,000	5,793
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	11,348
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	4,144
	McCormick & Co. Inc.	1.850%	2/15/31	12,390	11,865
	McCormick & Co. Inc.	4.200%	8/15/47	1,320	1,585
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,118	13,237
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	7,358
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	11,397
	Molson Coors Beverage Co.	3.000%	7/15/26	27,194	28,534
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	13,173
	Molson Coors Beverage Co.	4.200%	7/15/46	14,525	16,125
[7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	3,800	3,842
	Mondelez International Inc.	1.500%	5/4/25	4,500	4,509
	Mondelez International Inc.	2.750%	4/13/30	19,944	20,665
	Mondelez International Inc.	1.500%	2/4/31	5,100	4,775
	Mondelez International Inc.	1.875%	10/15/32	14,245	13,589
	Mondelez International Inc.	2.625%	9/4/50	23,275	21,774
	PepsiCo Inc.	2.750%	3/1/23	7,975	8,170
	PepsiCo Inc.	0.750%	5/1/23	9,225	9,244
	PepsiCo Inc.	3.600%	3/1/24	7,334	7,725
	PepsiCo Inc.	2.250%	3/19/25	12,188	12,609
	PepsiCo Inc.	2.750%	4/30/25	10,130	10,598
	PepsiCo Inc.	3.500%	7/17/25	4,000	4,287
72

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	2.850%	2/24/26	15,866	16,775
PepsiCo Inc.	2.375%	10/6/26	37,221	38,894
PepsiCo Inc.	2.625%	3/19/27	7,500	7,872
PepsiCo Inc.	3.000%	10/15/27	8,525	9,161
PepsiCo Inc.	7.000%	3/1/29	3,527	4,806
PepsiCo Inc.	2.625%	7/29/29	12,984	13,655
PepsiCo Inc.	2.750%	3/19/30	19,510	20,627
PepsiCo Inc.	1.625%	5/1/30	16,520	16,088
PepsiCo Inc.	1.400%	2/25/31	10,000	9,549
PepsiCo Inc.	1.950%	10/21/31	19,000	18,996
PepsiCo Inc.	3.500%	3/19/40	9,500	10,731
PepsiCo Inc.	2.625%	10/21/41	6,053	6,117
PepsiCo Inc.	4.000%	3/5/42	4,800	5,739
PepsiCo Inc.	3.600%	8/13/42	4,100	4,665
PepsiCo Inc.	4.250%	10/22/44	3,525	4,389
PepsiCo Inc.	4.450%	4/14/46	13,925	18,283
PepsiCo Inc.	3.450%	10/6/46	14,075	15,896
PepsiCo Inc.	3.375%	7/29/49	10,020	11,301
PepsiCo Inc.	2.875%	10/15/49	9,400	9,855
PepsiCo Inc.	3.625%	3/19/50	9,208	10,913
PepsiCo Inc.	2.750%	10/21/51	10,500	10,811
PepsiCo Inc.	3.875%	3/19/60	2,000	2,525
Philip Morris International Inc.	2.500%	11/2/22	5,900	5,985
Philip Morris International Inc.	2.625%	3/6/23	2,970	3,033
Philip Morris International Inc.	1.125%	5/1/23	5,025	5,048
Philip Morris International Inc.	2.125%	5/10/23	4,230	4,294
Philip Morris International Inc.	3.600%	11/15/23	7,660	8,036
Philip Morris International Inc.	2.875%	5/1/24	11,625	12,090
Philip Morris International Inc.	3.250%	11/10/24	10,600	11,223
Philip Morris International Inc.	1.500%	5/1/25	3,687	3,699
Philip Morris International Inc.	3.375%	8/11/25	4,625	4,916
Philip Morris International Inc.	2.750%	2/25/26	17,069	17,799
Philip Morris International Inc.	0.875%	5/1/26	9,362	9,046
Philip Morris International Inc.	3.125%	8/17/27	4,500	4,801
Philip Morris International Inc.	3.125%	3/2/28	4,230	4,485
Philip Morris International Inc.	3.375%	8/15/29	5,730	6,181
Philip Morris International Inc.	2.100%	5/1/30	8,250	8,100
Philip Morris International Inc.	1.750%	11/1/30	4,500	4,288
Philip Morris International Inc.	6.375%	5/16/38	7,600	10,710
Philip Morris International Inc.	4.375%	11/15/41	10,418	11,893
Philip Morris International Inc.	4.500%	3/20/42	14,495	16,788
Philip Morris International Inc.	3.875%	8/21/42	7,802	8,417
Philip Morris International Inc.	4.125%	3/4/43	16,290	18,025
Philip Morris International Inc.	4.875%	11/15/43	8,250	10,020
Philip Morris International Inc.	4.250%	11/10/44	5,935	6,775
Procter & Gamble Co.	3.100%	8/15/23	8,250	8,572
Procter & Gamble Co.	0.550%	10/29/25	6,450	6,298
Procter & Gamble Co.	2.700%	2/2/26	15,050	15,910
Procter & Gamble Co.	2.450%	11/3/26	11,110	11,652
Procter & Gamble Co.	2.800%	3/25/27	9,395	9,965
Procter & Gamble Co.	2.850%	8/11/27	6,575	7,028
Procter & Gamble Co.	3.000%	3/25/30	25,907	28,148
Procter & Gamble Co.	1.200%	10/29/30	15,351	14,528
Procter & Gamble Co.	5.550%	3/5/37	4,500	6,426
Procter & Gamble Co.	3.550%	3/25/40	6,422	7,495
73

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	3.500%	10/25/47	3,075	3,705
	Procter & Gamble Co.	3.600%	3/25/50	8,606	10,708
	Reynolds American Inc.	4.450%	6/12/25	35,592	38,433
	Reynolds American Inc.	5.700%	8/15/35	6,920	8,219
	Reynolds American Inc.	7.250%	6/15/37	4,800	6,418
[3]	Reynolds American Inc.	8.125%	5/1/40	2,239	3,261
[3]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,696
	Reynolds American Inc.	6.150%	9/15/43	8,575	10,575
	Reynolds American Inc.	5.850%	8/15/45	20,590	25,025
	Sysco Corp.	3.750%	10/1/25	15,349	16,457
	Sysco Corp.	3.300%	7/15/26	8,450	8,987
	Sysco Corp.	3.250%	7/15/27	14,864	15,797
	Sysco Corp.	2.400%	2/15/30	1,815	1,821
	Sysco Corp.	5.950%	4/1/30	7,058	8,822
	Sysco Corp.	2.450%	12/14/31	2,000	2,006
	Sysco Corp.	6.600%	4/1/40	8,415	12,261
	Sysco Corp.	4.850%	10/1/45	4,680	5,723
	Sysco Corp.	4.500%	4/1/46	8,950	10,454
	Sysco Corp.	4.450%	3/15/48	7,425	8,735
	Sysco Corp.	3.300%	2/15/50	9,262	9,393
	Sysco Corp.	6.600%	4/1/50	11,472	17,914
	Sysco Corp.	3.150%	12/14/51	10,000	9,856
	Target Corp.	3.500%	7/1/24	9,386	9,942
	Target Corp.	2.250%	4/15/25	14,006	14,452
	Target Corp.	2.500%	4/15/26	10,690	11,210
	Target Corp.	3.375%	4/15/29	6,750	7,426
	Target Corp.	2.350%	2/15/30	6,730	6,914
	Target Corp.	2.650%	9/15/30	13,093	13,751
	Target Corp.	6.500%	10/15/37	5,208	7,806
	Target Corp.	7.000%	1/15/38	3,725	5,871
	Target Corp.	4.000%	7/1/42	5,000	6,116
	Target Corp.	3.625%	4/15/46	5,000	5,884
	Target Corp.	3.900%	11/15/47	1,500	1,855
	Tyson Foods Inc.	3.950%	8/15/24	19,035	20,247
	Tyson Foods Inc.	4.000%	3/1/26	26,044	28,257
	Tyson Foods Inc.	3.550%	6/2/27	16,175	17,423
	Tyson Foods Inc.	4.350%	3/1/29	17,500	19,798
	Tyson Foods Inc.	4.875%	8/15/34	4,325	5,263
	Tyson Foods Inc.	5.150%	8/15/44	625	812
	Tyson Foods Inc.	4.550%	6/2/47	2,125	2,634
	Tyson Foods Inc.	5.100%	9/28/48	12,375	16,647
	Unilever Capital Corp.	3.125%	3/22/23	200	205
	Unilever Capital Corp.	0.375%	9/14/23	1,000	994
	Unilever Capital Corp.	3.250%	3/7/24	13,175	13,793
	Unilever Capital Corp.	2.600%	5/5/24	19,965	20,652
	Unilever Capital Corp.	0.626%	8/12/24	2,000	1,988
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,816
	Unilever Capital Corp.	3.100%	7/30/25	3,875	4,109
	Unilever Capital Corp.	2.000%	7/28/26	6,200	6,346
	Unilever Capital Corp.	2.900%	5/5/27	6,400	6,791
	Unilever Capital Corp.	2.125%	9/6/29	23,366	23,567
	Unilever Capital Corp.	1.375%	9/14/30	2,500	2,366
	Unilever Capital Corp.	1.750%	8/12/31	5,900	5,737
	Unilever Capital Corp.	5.900%	11/15/32	8,600	11,563
[3]	Unilever Capital Corp.	2.625%	8/12/51	10,000	9,909
74

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	11,087	11,806
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,555	19,760
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,000	5,298
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,646	5,603
	Walmart Inc.	2.350%	12/15/22	11,600	11,792
	Walmart Inc.	2.550%	4/11/23	12,735	13,016
	Walmart Inc.	3.400%	6/26/23	16,350	17,018
	Walmart Inc.	3.300%	4/22/24	16,825	17,651
	Walmart Inc.	2.850%	7/8/24	16,905	17,684
	Walmart Inc.	2.650%	12/15/24	16,397	17,169
	Walmart Inc.	3.550%	6/26/25	20,470	22,087
	Walmart Inc.	3.050%	7/8/26	30,947	33,179
	Walmart Inc.	1.050%	9/17/26	5,000	4,952
	Walmart Inc.	3.700%	6/26/28	14,146	15,860
	Walmart Inc.	1.500%	9/22/28	9,000	8,950
	Walmart Inc.	3.250%	7/8/29	21,465	23,660
	Walmart Inc.	2.375%	9/24/29	7,455	7,757
	Walmart Inc.	1.800%	9/22/31	5,000	4,951
	Walmart Inc.	5.250%	9/1/35	10,467	14,247
	Walmart Inc.	6.200%	4/15/38	13,580	20,677
	Walmart Inc.	3.950%	6/28/38	7,175	8,632
	Walmart Inc.	5.625%	4/1/40	4,130	5,924
	Walmart Inc.	5.000%	10/25/40	2,755	3,723
	Walmart Inc.	5.625%	4/15/41	3,887	5,652
	Walmart Inc.	2.500%	9/22/41	5,300	5,354
	Walmart Inc.	4.000%	4/11/43	11,385	13,920
	Walmart Inc.	4.300%	4/22/44	4,800	6,057
	Walmart Inc.	3.625%	12/15/47	16,378	19,430
	Walmart Inc.	4.050%	6/29/48	14,587	18,532
	Walmart Inc.	2.950%	9/24/49	17,370	18,636
					4,743,433
Energy (2.2%)
	Baker Hughes Holdings LLC	2.773%	12/15/22	16,280	16,601
	Baker Hughes Holdings LLC	1.231%	12/15/23	3,000	3,013
	Baker Hughes Holdings LLC	2.061%	12/15/26	4,500	4,544
	Baker Hughes Holdings LLC	3.337%	12/15/27	14,275	15,229
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,100	5,388
	Baker Hughes Holdings LLC	4.486%	5/1/30	9,498	10,938
	Baker Hughes Holdings LLC	5.125%	9/15/40	7,540	9,457
	Baker Hughes Holdings LLC	4.080%	12/15/47	15,500	17,672
	Boardwalk Pipelines LP	3.375%	2/1/23	2,240	2,281
	Boardwalk Pipelines LP	4.950%	12/15/24	575	623
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	17,104
	Boardwalk Pipelines LP	4.450%	7/15/27	2,695	2,956
[3]	BP Capital Markets America Inc.	2.750%	5/10/23	20,495	21,015
	BP Capital Markets America Inc.	3.790%	2/6/24	14,542	15,349
	BP Capital Markets America Inc.	3.194%	4/6/25	9,500	10,014
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	14,441
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	30,301	32,077
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,653
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	9,168
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	3,000	3,246
	BP Capital Markets America Inc.	3.937%	9/21/28	7,750	8,603
	BP Capital Markets America Inc.	4.234%	11/6/28	21,680	24,569
	BP Capital Markets America Inc.	3.633%	4/6/30	27,910	30,782
75

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	1.749%	8/10/30	6,466	6,229
	BP Capital Markets America Inc.	3.060%	6/17/41	15,110	15,280
	BP Capital Markets America Inc.	3.000%	2/24/50	18,464	18,187
	BP Capital Markets America Inc.	2.772%	11/10/50	17,190	16,180
	BP Capital Markets America Inc.	2.939%	6/4/51	23,600	22,799
	BP Capital Markets America Inc.	3.001%	3/17/52	13,300	13,038
	BP Capital Markets America Inc.	3.379%	2/8/61	20,400	21,055
	BP Capital Markets plc	3.994%	9/26/23	4,700	4,948
	BP Capital Markets plc	3.814%	2/10/24	3,190	3,366
	BP Capital Markets plc	3.535%	11/4/24	12,326	13,121
	BP Capital Markets plc	3.506%	3/17/25	6,314	6,727
	BP Capital Markets plc	3.279%	9/19/27	22,573	24,278
	BP Capital Markets plc	3.723%	11/28/28	12,825	14,115
	Burlington Resources LLC	7.200%	8/15/31	5,472	7,701
	Burlington Resources LLC	7.400%	12/1/31	3,875	5,555
	Burlington Resources LLC	5.950%	10/15/36	6,071	8,220
	Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	8,148
	Canadian Natural Resources Ltd.	3.800%	4/15/24	20,765	21,774
	Canadian Natural Resources Ltd.	3.900%	2/1/25	6,286	6,692
	Canadian Natural Resources Ltd.	2.050%	7/15/25	12,848	12,985
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,325	17,552
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	9,197
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	5,164
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	4,962
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	4,016
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	10,499
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,643	15,326
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	12,503
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	9,296
	Cenovus Energy Inc.	5.375%	7/15/25	12,654	13,995
	Cenovus Energy Inc.	4.250%	4/15/27	11,500	12,550
	Cenovus Energy Inc.	4.400%	4/15/29	6,500	7,193
	Cenovus Energy Inc.	2.650%	1/15/32	5,600	5,484
	Cenovus Energy Inc.	5.250%	6/15/37	7,700	9,128
	Cenovus Energy Inc.	6.800%	9/15/37	4,135	5,608
	Cenovus Energy Inc.	6.750%	11/15/39	19,616	26,660
	Cenovus Energy Inc.	5.400%	6/15/47	12,550	15,620
	Cenovus Energy Inc.	3.750%	2/15/52	8,300	8,362
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	7,748
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	19,000	21,085
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,354	30,912
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	17,390
[7]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	7,900	7,729
	Chevron Corp.	2.411%	3/3/22	3,925	3,931
	Chevron Corp.	2.498%	3/3/22	4,350	4,358
	Chevron Corp.	2.355%	12/5/22	20,964	21,227
	Chevron Corp.	1.141%	5/11/23	10,200	10,266
	Chevron Corp.	3.191%	6/24/23	28,428	29,331
	Chevron Corp.	2.895%	3/3/24	10,500	10,927
	Chevron Corp.	1.554%	5/11/25	26,300	26,561
	Chevron Corp.	3.326%	11/17/25	8,799	9,416
	Chevron Corp.	2.954%	5/16/26	9,700	10,283
	Chevron Corp.	1.995%	5/11/27	7,286	7,411
	Chevron Corp.	2.236%	5/11/30	18,468	18,745
	Chevron Corp.	3.078%	5/11/50	8,945	9,504
76

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron USA Inc.	3.900%	11/15/24	1,549	1,662
	Chevron USA Inc.	0.687%	8/12/25	13,352	13,086
	Chevron USA Inc.	1.018%	8/12/27	9,167	8,847
	Chevron USA Inc.	3.850%	1/15/28	4,789	5,321
	Chevron USA Inc.	3.250%	10/15/29	8,000	8,682
	Chevron USA Inc.	5.250%	11/15/43	10,200	14,015
	Chevron USA Inc.	5.050%	11/15/44	13,545	17,846
	Chevron USA Inc.	2.343%	8/12/50	14,100	13,021
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	2,000	2,047
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	5,342	5,839
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	7,600	7,123
	CNOOC Finance 2014 ULC	4.250%	4/30/24	2,000	2,125
	CNOOC Finance 2014 ULC	4.875%	4/30/44	5,300	6,267
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	1,600	1,652
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	9,000	10,079
	CNOOC Petroleum North America ULC	7.875%	3/15/32	9,000	12,639
	CNOOC Petroleum North America ULC	5.875%	3/10/35	4,400	5,439
	CNOOC Petroleum North America ULC	6.400%	5/15/37	10,200	13,465
	CNOOC Petroleum North America ULC	7.500%	7/30/39	4,100	6,112
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,448	11,401
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,035	8,004
	Conoco Funding Co.	7.250%	10/15/31	3,440	4,856
[7]	ConocoPhillips	3.750%	10/1/27	30,251	33,107
[7]	ConocoPhillips	4.300%	8/15/28	21,776	24,507
[7]	ConocoPhillips	2.400%	2/15/31	4,900	4,928
	ConocoPhillips	5.900%	10/15/32	2,825	3,701
	ConocoPhillips	5.900%	5/15/38	10,161	13,971
	ConocoPhillips	6.500%	2/1/39	25,463	37,064
[7]	ConocoPhillips	4.875%	10/1/47	17,789	23,487
	ConocoPhillips Co.	3.350%	11/15/24	2,675	2,817
	ConocoPhillips Co.	4.950%	3/15/26	10,353	11,703
	ConocoPhillips Co.	6.950%	4/15/29	10,300	13,549
	ConocoPhillips Co.	4.300%	11/15/44	13,848	16,677
	Continental Resources Inc.	3.800%	6/1/24	2,000	2,088
	Continental Resources Inc.	4.375%	1/15/28	6,900	7,467
	Continental Resources Inc.	4.900%	6/1/44	3,700	4,122
[7]	Coterra Energy Inc.	4.375%	6/1/24	7,900	8,366
[7]	Coterra Energy Inc.	3.900%	5/15/27	6,055	6,523
[7]	Coterra Energy Inc.	4.375%	3/15/29	3,280	3,686
	Devon Energy Corp.	5.250%	9/15/24	4,700	5,080
	Devon Energy Corp.	5.850%	12/15/25	2,425	2,774
	Devon Energy Corp.	5.250%	10/15/27	4,792	5,047
	Devon Energy Corp.	5.875%	6/15/28	3,128	3,392
	Devon Energy Corp.	4.500%	1/15/30	5,648	6,062
	Devon Energy Corp.	7.875%	9/30/31	6,950	9,831
	Devon Energy Corp.	7.950%	4/15/32	2,314	3,251
	Devon Energy Corp.	5.600%	7/15/41	9,995	12,583
	Devon Energy Corp.	4.750%	5/15/42	11,500	13,307
	Devon Energy Corp.	5.000%	6/15/45	8,350	10,150
	Diamondback Energy Inc.	2.875%	12/1/24	3,475	3,608
	Diamondback Energy Inc.	4.750%	5/31/25	6,000	6,574
	Diamondback Energy Inc.	3.250%	12/1/26	10,125	10,688
	Diamondback Energy Inc.	3.500%	12/1/29	12,750	13,514
	Diamondback Energy Inc.	3.125%	3/24/31	12,925	13,327
	Diamondback Energy Inc.	4.400%	3/24/51	6,700	7,690
77

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	566	598
[7]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,000	5,142
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,000	4,893
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,478	6,509
	Enbridge Energy Partners LP	5.875%	10/15/25	8,825	10,066
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	7,094
	Enbridge Energy Partners LP	5.500%	9/15/40	3,573	4,584
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	9,168
	Enbridge Inc.	0.550%	10/4/23	1,000	993
	Enbridge Inc.	3.500%	6/10/24	8,425	8,819
	Enbridge Inc.	2.500%	1/15/25	4,500	4,633
	Enbridge Inc.	1.600%	10/4/26	800	790
	Enbridge Inc.	4.250%	12/1/26	15,400	16,990
	Enbridge Inc.	3.700%	7/15/27	6,675	7,212
	Enbridge Inc.	3.125%	11/15/29	14,295	15,001
	Enbridge Inc.	2.500%	8/1/33	9,500	9,346
	Enbridge Inc.	4.500%	6/10/44	6,495	7,599
	Enbridge Inc.	5.500%	12/1/46	2,000	2,711
	Enbridge Inc.	4.000%	11/15/49	5,750	6,462
	Enbridge Inc.	3.400%	8/1/51	10,600	10,811
	Energy Transfer LP	3.450%	1/15/23	4,515	4,596
	Energy Transfer LP	3.600%	2/1/23	6,888	7,030
[3]	Energy Transfer LP	4.250%	3/15/23	18,860	19,402
[3]	Energy Transfer LP	4.200%	9/15/23	5,680	5,931
	Energy Transfer LP	4.500%	11/1/23	7,185	7,537
[3]	Energy Transfer LP	5.875%	1/15/24	2,000	2,158
	Energy Transfer LP	4.900%	2/1/24	1,620	1,717
	Energy Transfer LP	4.250%	4/1/24	12,975	13,644
	Energy Transfer LP	3.900%	5/15/24	7,100	7,419
	Energy Transfer LP	4.050%	3/15/25	14,412	15,268
	Energy Transfer LP	2.900%	5/15/25	10,200	10,539
	Energy Transfer LP	5.950%	12/1/25	3,375	3,845
	Energy Transfer LP	4.750%	1/15/26	11,005	12,037
	Energy Transfer LP	3.900%	7/15/26	6,000	6,466
	Energy Transfer LP	4.400%	3/15/27	11,100	11,996
	Energy Transfer LP	4.200%	4/15/27	6,900	7,472
[3]	Energy Transfer LP	5.500%	6/1/27	10,800	12,344
	Energy Transfer LP	4.000%	10/1/27	6,000	6,446
	Energy Transfer LP	4.950%	5/15/28	12,200	13,568
	Energy Transfer LP	4.950%	6/15/28	13,110	14,783
	Energy Transfer LP	5.250%	4/15/29	22,800	26,195
	Energy Transfer LP	4.150%	9/15/29	3,000	3,223
	Energy Transfer LP	3.750%	5/15/30	16,180	17,196
	Energy Transfer LP	4.900%	3/15/35	4,100	4,650
	Energy Transfer LP	6.625%	10/15/36	2,650	3,381
[3]	Energy Transfer LP	5.800%	6/15/38	5,790	7,034
	Energy Transfer LP	7.500%	7/1/38	6,132	8,465
	Energy Transfer LP	6.050%	6/1/41	5,690	6,983
	Energy Transfer LP	6.500%	2/1/42	11,926	15,314
	Energy Transfer LP	6.100%	2/15/42	2,500	3,064
	Energy Transfer LP	4.950%	1/15/43	2,850	3,115
	Energy Transfer LP	5.150%	2/1/43	5,900	6,542
	Energy Transfer LP	5.950%	10/1/43	2,300	2,794
	Energy Transfer LP	5.300%	4/1/44	10,675	12,225
	Energy Transfer LP	5.000%	5/15/44	3,275	3,552
78

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.150%	3/15/45	2,780	3,155
	Energy Transfer LP	5.350%	5/15/45	9,275	10,719
	Energy Transfer LP	6.125%	12/15/45	14,450	18,039
	Energy Transfer LP	5.300%	4/15/47	9,890	11,397
	Energy Transfer LP	5.400%	10/1/47	11,897	14,032
	Energy Transfer LP	6.000%	6/15/48	11,300	14,132
	Energy Transfer LP	6.250%	4/15/49	17,900	23,408
	Energy Transfer LP	5.000%	5/15/50	21,400	24,641
	Eni USA Inc.	7.300%	11/15/27	1,095	1,389
	Enterprise Products Operating LLC	3.350%	3/15/23	10,929	11,193
	Enterprise Products Operating LLC	3.900%	2/15/24	12,220	12,846
	Enterprise Products Operating LLC	3.750%	2/15/25	7,925	8,438
	Enterprise Products Operating LLC	3.700%	2/15/26	12,682	13,624
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,531
	Enterprise Products Operating LLC	4.150%	10/16/28	5,870	6,586
	Enterprise Products Operating LLC	3.125%	7/31/29	24,940	26,493
	Enterprise Products Operating LLC	2.800%	1/31/30	11,900	12,411
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	8,843	11,972
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	235	319
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	4,938
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	7,954
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	9,934
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	5,292
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	14,757
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	17,465
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	26,876
	Enterprise Products Operating LLC	5.100%	2/15/45	10,370	12,889
	Enterprise Products Operating LLC	4.900%	5/15/46	10,385	12,633
	Enterprise Products Operating LLC	4.250%	2/15/48	21,492	24,491
	Enterprise Products Operating LLC	4.800%	2/1/49	13,298	16,226
	Enterprise Products Operating LLC	4.200%	1/31/50	19,942	22,550
	Enterprise Products Operating LLC	3.700%	1/31/51	4,203	4,424
	Enterprise Products Operating LLC	3.200%	2/15/52	9,025	8,868
	Enterprise Products Operating LLC	3.300%	2/15/53	10,300	10,268
	Enterprise Products Operating LLC	4.950%	10/15/54	4,525	5,710
	Enterprise Products Operating LLC	3.950%	1/31/60	12,900	13,924
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	2,148
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	11,315	11,387
	EOG Resources Inc.	2.625%	3/15/23	15,165	15,427
	EOG Resources Inc.	3.150%	4/1/25	800	841
	EOG Resources Inc.	4.150%	1/15/26	6,750	7,385
	EOG Resources Inc.	4.375%	4/15/30	11,695	13,520
	EOG Resources Inc.	4.950%	4/15/50	8,000	10,865
	Exxon Mobil Corp.	2.397%	3/6/22	31,850	31,854
	Exxon Mobil Corp.	2.726%	3/1/23	43,075	43,989
	Exxon Mobil Corp.	1.571%	4/15/23	14,238	14,401
	Exxon Mobil Corp.	2.019%	8/16/24	6,300	6,459
	Exxon Mobil Corp.	2.992%	3/19/25	37,100	39,024
	Exxon Mobil Corp.	3.043%	3/1/26	27,373	28,991
	Exxon Mobil Corp.	2.275%	8/16/26	24,225	25,047
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	10,001
	Exxon Mobil Corp.	3.482%	3/19/30	15,000	16,461
	Exxon Mobil Corp.	2.610%	10/15/30	25,455	26,417
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	11,764
	Exxon Mobil Corp.	4.227%	3/19/40	26,450	31,242
79

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	3.567%	3/6/45	14,153	15,538
	Exxon Mobil Corp.	4.114%	3/1/46	13,400	15,671
	Exxon Mobil Corp.	3.095%	8/16/49	18,434	18,705
	Exxon Mobil Corp.	4.327%	3/19/50	34,390	42,324
	Exxon Mobil Corp.	3.452%	4/15/51	30,641	33,250
	Halliburton Co.	3.500%	8/1/23	3,284	3,392
	Halliburton Co.	3.800%	11/15/25	1,510	1,630
	Halliburton Co.	2.920%	3/1/30	13,200	13,633
	Halliburton Co.	4.850%	11/15/35	16,325	19,312
	Halliburton Co.	6.700%	9/15/38	16,880	23,223
	Halliburton Co.	4.500%	11/15/41	2,500	2,785
	Halliburton Co.	4.750%	8/1/43	14,075	16,265
	Halliburton Co.	5.000%	11/15/45	21,117	25,467
[7]	Helmerich & Payne Inc.	2.900%	9/29/31	5,400	5,330
	Hess Corp.	3.500%	7/15/24	2,750	2,871
	Hess Corp.	4.300%	4/1/27	8,460	9,228
	Hess Corp.	7.300%	8/15/31	4,760	6,363
	Hess Corp.	7.125%	3/15/33	2,780	3,706
	Hess Corp.	6.000%	1/15/40	15,050	19,135
	Hess Corp.	5.600%	2/15/41	15,672	19,353
	Hess Corp.	5.800%	4/1/47	600	772
	HollyFrontier Corp.	2.625%	10/1/23	5,100	5,201
	HollyFrontier Corp.	5.875%	4/1/26	8,008	8,980
	HollyFrontier Corp.	4.500%	10/1/30	5,300	5,730
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	8,834
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	12,412
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,836
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	7,990	8,480
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	12,571
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,598
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,085	4,248
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	6,285
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	9,161
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,771	12,148
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	12,910
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	6,590
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	2,558
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	6,747
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	11,851
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	5,097
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	7,542
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	5,976
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	11,547
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	3,222
	Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,657
	Kinder Morgan Inc.	4.300%	6/1/25	13,295	14,387
	Kinder Morgan Inc.	1.750%	11/15/26	5,000	4,988
	Kinder Morgan Inc.	4.300%	3/1/28	5,000	5,566
	Kinder Morgan Inc.	2.000%	2/15/31	7,800	7,442
[3]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,876
[3]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	11,193
	Kinder Morgan Inc.	5.300%	12/1/34	9,244	11,143
	Kinder Morgan Inc.	5.550%	6/1/45	24,725	31,292
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	10,699
	Kinder Morgan Inc.	5.200%	3/1/48	2,100	2,601
80

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kinder Morgan Inc.	3.250%	8/1/50	9,200	8,758
Kinder Morgan Inc.	3.600%	2/15/51	10,000	10,112
Magellan Midstream Partners LP	5.000%	3/1/26	9,075	10,141
Magellan Midstream Partners LP	3.250%	6/1/30	11,150	11,723
Magellan Midstream Partners LP	5.150%	10/15/43	3,775	4,565
Magellan Midstream Partners LP	4.250%	9/15/46	5,285	5,869
Magellan Midstream Partners LP	4.200%	10/3/47	10,710	11,701
Magellan Midstream Partners LP	4.850%	2/1/49	500	602
Magellan Midstream Partners LP	3.950%	3/1/50	7,450	7,925
Marathon Oil Corp.	4.400%	7/15/27	15,100	16,568
Marathon Oil Corp.	6.800%	3/15/32	6,755	8,718
Marathon Oil Corp.	6.600%	10/1/37	8,457	11,191
Marathon Oil Corp.	5.200%	6/1/45	3,148	3,792
Marathon Petroleum Corp.	3.625%	9/15/24	7,400	7,792
Marathon Petroleum Corp.	4.700%	5/1/25	12,000	13,103
Marathon Petroleum Corp.	5.125%	12/15/26	10,000	11,403
Marathon Petroleum Corp.	3.800%	4/1/28	3,825	4,118
Marathon Petroleum Corp.	6.500%	3/1/41	13,232	18,250
Marathon Petroleum Corp.	4.750%	9/15/44	8,395	9,900
Marathon Petroleum Corp.	4.500%	4/1/48	7,685	8,741
Marathon Petroleum Corp.	5.000%	9/15/54	4,425	5,223
MPLX LP	3.500%	12/1/22	5,050	5,157
MPLX LP	3.375%	3/15/23	4,000	4,103
MPLX LP	4.500%	7/15/23	18,455	19,225
MPLX LP	4.875%	12/1/24	19,058	20,711
MPLX LP	4.000%	2/15/25	6,000	6,397
MPLX LP	4.875%	6/1/25	13,424	14,690
MPLX LP	1.750%	3/1/26	16,519	16,405
MPLX LP	4.125%	3/1/27	10,525	11,517
MPLX LP	4.250%	12/1/27	13,960	15,465
MPLX LP	4.000%	3/15/28	13,650	14,838
MPLX LP	4.800%	2/15/29	7,643	8,738
MPLX LP	2.650%	8/15/30	17,341	17,311
MPLX LP	4.500%	4/15/38	11,050	12,433
MPLX LP	5.200%	3/1/47	14,335	17,543
MPLX LP	5.200%	12/1/47	11,225	13,742
MPLX LP	4.700%	4/15/48	14,495	16,880
MPLX LP	5.500%	2/15/49	11,690	14,950
MPLX LP	4.900%	4/15/58	4,500	5,247
NOV Inc.	3.950%	12/1/42	7,700	7,566
ONEOK Inc.	7.500%	9/1/23	4,293	4,672
ONEOK Inc.	2.750%	9/1/24	2,070	2,133
ONEOK Inc.	2.200%	9/15/25	7,000	7,086
ONEOK Inc.	5.850%	1/15/26	3,367	3,871
ONEOK Inc.	4.000%	7/13/27	9,250	10,004
ONEOK Inc.	4.550%	7/15/28	12,150	13,447
ONEOK Inc.	4.350%	3/15/29	9,600	10,532
ONEOK Inc.	3.400%	9/1/29	13,025	13,498
ONEOK Inc.	3.100%	3/15/30	8,000	8,168
ONEOK Inc.	6.350%	1/15/31	7,000	8,824
ONEOK Inc.	6.000%	6/15/35	5,428	6,685
ONEOK Inc.	4.950%	7/13/47	9,164	10,678
ONEOK Inc.	5.200%	7/15/48	8,100	9,817
ONEOK Inc.	4.450%	9/1/49	8,210	9,072
ONEOK Inc.	4.500%	3/15/50	8,000	8,878
81

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ONEOK Inc.	7.150%	1/15/51	2,900	4,237
ONEOK Partners LP	4.900%	3/15/25	5,039	5,497
ONEOK Partners LP	6.650%	10/1/36	15,153	19,915
ONEOK Partners LP	6.850%	10/15/37	6,725	9,011
ONEOK Partners LP	6.125%	2/1/41	750	950
ONEOK Partners LP	6.200%	9/15/43	4,185	5,399
Ovintiv Exploration Inc.	5.625%	7/1/24	1,800	1,983
Ovintiv Exploration Inc.	5.375%	1/1/26	1,300	1,443
Ovintiv Inc.	7.375%	11/1/31	5,000	6,583
Ovintiv Inc.	6.500%	8/15/34	8,443	10,856
Ovintiv Inc.	6.625%	8/15/37	11,375	14,862
Ovintiv Inc.	6.500%	2/1/38	4,200	5,423
Phillips 66	3.700%	4/6/23	3,000	3,103
Phillips 66	0.900%	2/15/24	4,000	3,974
Phillips 66	3.850%	4/9/25	7,700	8,216
Phillips 66	1.300%	2/15/26	2,800	2,749
Phillips 66	3.900%	3/15/28	5,250	5,691
Phillips 66	2.150%	12/15/30	19,000	18,295
Phillips 66	4.650%	11/15/34	9,650	11,328
Phillips 66	5.875%	5/1/42	16,587	22,830
Phillips 66	4.875%	11/15/44	14,925	18,873
Phillips 66	3.300%	3/15/52	10,900	10,927
Phillips 66 Partners LP	2.450%	12/15/24	1,964	2,012
Phillips 66 Partners LP	3.605%	2/15/25	5,400	5,691
Phillips 66 Partners LP	3.550%	10/1/26	6,075	6,475
Phillips 66 Partners LP	3.750%	3/1/28	2,000	2,149
Phillips 66 Partners LP	3.150%	12/15/29	5,275	5,460
Phillips 66 Partners LP	4.680%	2/15/45	4,740	5,559
Phillips 66 Partners LP	4.900%	10/1/46	6,680	8,145
Pioneer Natural Resources Co.	0.550%	5/15/23	2,500	2,491
Pioneer Natural Resources Co.	0.750%	1/15/24	7,150	7,068
Pioneer Natural Resources Co.	1.125%	1/15/26	6,400	6,225
Pioneer Natural Resources Co.	4.450%	1/15/26	10,085	11,027
Pioneer Natural Resources Co.	1.900%	8/15/30	11,865	11,265
Pioneer Natural Resources Co.	2.150%	1/15/31	10,000	9,656
Plains All American Pipeline LP	2.850%	1/31/23	6,697	6,793
Plains All American Pipeline LP	3.850%	10/15/23	2,596	2,696
Plains All American Pipeline LP	3.600%	11/1/24	15,150	15,847
Plains All American Pipeline LP	4.650%	10/15/25	11,466	12,508
Plains All American Pipeline LP	4.500%	12/15/26	10,450	11,472
Plains All American Pipeline LP	3.550%	12/15/29	13,200	13,728
Plains All American Pipeline LP	3.800%	9/15/30	7,300	7,685
Plains All American Pipeline LP	6.650%	1/15/37	4,100	5,310
Plains All American Pipeline LP	5.150%	6/1/42	5,130	5,713
Plains All American Pipeline LP	4.300%	1/31/43	945	965
Plains All American Pipeline LP	4.700%	6/15/44	8,580	9,151
Plains All American Pipeline LP	4.900%	2/15/45	5,289	5,782
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,309	14,977
Sabine Pass Liquefaction LLC	5.750%	5/15/24	26,178	28,475
Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	23,884
Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,000	13,770
Sabine Pass Liquefaction LLC	5.000%	3/15/27	16,000	18,008
Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,100	23,163
Sabine Pass Liquefaction LLC	4.500%	5/15/30	20,795	23,499
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,000	4,988
82

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Schlumberger Investment SA	3.650%	12/1/23	12,338	12,888
Schlumberger Investment SA	2.650%	6/26/30	17,060	17,477
Shell International Finance BV	3.500%	11/13/23	9,800	10,271
Shell International Finance BV	2.000%	11/7/24	18,445	18,912
Shell International Finance BV	3.250%	5/11/25	29,400	31,325
Shell International Finance BV	2.875%	5/10/26	9,980	10,614
Shell International Finance BV	2.500%	9/12/26	12,897	13,505
Shell International Finance BV	3.875%	11/13/28	15,425	17,267
Shell International Finance BV	2.375%	11/7/29	39,174	40,076
Shell International Finance BV	2.750%	4/6/30	23,705	24,796
Shell International Finance BV	4.125%	5/11/35	23,141	27,068
Shell International Finance BV	6.375%	12/15/38	22,523	32,943
Shell International Finance BV	2.875%	11/26/41	6,580	6,604
Shell International Finance BV	3.625%	8/21/42	12,227	13,492
Shell International Finance BV	4.550%	8/12/43	16,125	20,158
Shell International Finance BV	4.375%	5/11/45	28,387	34,592
Shell International Finance BV	4.000%	5/10/46	27,925	32,563
Shell International Finance BV	3.750%	9/12/46	6,325	7,120
Shell International Finance BV	3.125%	11/7/49	13,195	13,605
Shell International Finance BV	3.250%	4/6/50	15,515	16,538
Shell International Finance BV	3.000%	11/26/51	11,200	11,377
Spectra Energy Partners LP	4.750%	3/15/24	20,305	21,663
Spectra Energy Partners LP	3.500%	3/15/25	9,100	9,594
Spectra Energy Partners LP	3.375%	10/15/26	5,145	5,461
Spectra Energy Partners LP	5.950%	9/25/43	3,140	4,380
Spectra Energy Partners LP	4.500%	3/15/45	10,925	12,587
Suncor Energy Inc.	2.800%	5/15/23	17,020	17,420
Suncor Energy Inc.	3.100%	5/15/25	16,280	17,037
Suncor Energy Inc.	7.150%	2/1/32	6,080	8,295
Suncor Energy Inc.	5.350%	7/15/33	2,625	3,179
Suncor Energy Inc.	5.950%	12/1/34	1,295	1,673
Suncor Energy Inc.	5.950%	5/15/35	6,495	8,400
Suncor Energy Inc.	6.800%	5/15/38	8,815	12,384
Suncor Energy Inc.	6.500%	6/15/38	13,285	18,210
Suncor Energy Inc.	6.850%	6/1/39	2,250	3,241
Suncor Energy Inc.	4.000%	11/15/47	9,295	10,412
Suncor Energy Inc.	3.750%	3/4/51	8,350	9,050
TC PipeLines LP	3.900%	5/25/27	7,100	7,786
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	1,024
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,000	5,118
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	285
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	4,325
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	11,342	11,674
TotalEnergies Capital International SA	2.875%	2/17/22	11,175	11,207
TotalEnergies Capital International SA	2.700%	1/25/23	11,340	11,587
TotalEnergies Capital International SA	3.700%	1/15/24	12,666	13,356
TotalEnergies Capital International SA	3.750%	4/10/24	4,000	4,246
TotalEnergies Capital International SA	2.434%	1/10/25	11,442	11,838
TotalEnergies Capital International SA	3.455%	2/19/29	18,685	20,321
TotalEnergies Capital International SA	2.829%	1/10/30	11,000	11,556
TotalEnergies Capital International SA	2.986%	6/29/41	15,428	15,677
TotalEnergies Capital International SA	3.461%	7/12/49	1,400	1,515
TotalEnergies Capital International SA	3.127%	5/29/50	26,600	27,332
TotalEnergies Capital International SA	3.386%	6/29/60	7,000	7,461
TotalEnergies Capital SA	3.883%	10/11/28	6,350	7,092
83

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,766
	TransCanada PipeLines Ltd.	1.000%	10/12/24	11,000	10,923
	TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	6,694
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	11,279
	TransCanada PipeLines Ltd.	4.100%	4/15/30	26,700	29,802
	TransCanada PipeLines Ltd.	2.500%	10/12/31	11,000	10,940
	TransCanada PipeLines Ltd.	4.625%	3/1/34	20,031	23,587
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,904
	TransCanada PipeLines Ltd.	5.850%	3/15/36	4,125	5,369
	TransCanada PipeLines Ltd.	6.200%	10/15/37	18,175	24,750
	TransCanada PipeLines Ltd.	4.750%	5/15/38	13,700	16,349
	TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	7,502
	TransCanada PipeLines Ltd.	6.100%	6/1/40	12,134	16,836
	TransCanada PipeLines Ltd.	5.000%	10/16/43	7,700	9,623
	TransCanada PipeLines Ltd.	4.875%	5/15/48	19,525	24,906
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,216
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,603
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	15,338
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	1,350
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,723	3,179
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,947
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	7,000	7,863
	Valero Energy Corp.	2.850%	4/15/25	6,000	6,233
	Valero Energy Corp.	3.400%	9/15/26	20,926	22,364
	Valero Energy Corp.	2.150%	9/15/27	6,600	6,590
	Valero Energy Corp.	4.350%	6/1/28	16,488	18,181
	Valero Energy Corp.	4.000%	4/1/29	6,000	6,543
	Valero Energy Corp.	2.800%	12/1/31	5,150	5,136
	Valero Energy Corp.	7.500%	4/15/32	7,131	9,820
	Valero Energy Corp.	6.625%	6/15/37	18,035	24,393
	Valero Energy Corp.	4.900%	3/15/45	4,900	5,816
	Valero Energy Corp.	3.650%	12/1/51	10,000	9,949
	Valero Energy Partners LP	4.375%	12/15/26	3,007	3,319
	Valero Energy Partners LP	4.500%	3/15/28	3,090	3,426
	Williams Cos. Inc.	3.700%	1/15/23	6,950	7,101
	Williams Cos. Inc.	4.500%	11/15/23	5,650	5,956
	Williams Cos. Inc.	4.300%	3/4/24	11,400	12,053
	Williams Cos. Inc.	4.550%	6/24/24	14,050	15,056
	Williams Cos. Inc.	3.900%	1/15/25	22,560	24,037
	Williams Cos. Inc.	4.000%	9/15/25	7,275	7,861
	Williams Cos. Inc.	3.750%	6/15/27	12,000	12,965
	Williams Cos. Inc.	3.500%	11/15/30	22,510	24,043
[3]	Williams Cos. Inc.	7.500%	1/15/31	550	748
	Williams Cos. Inc.	2.600%	3/15/31	17,000	16,950
	Williams Cos. Inc.	6.300%	4/15/40	12,920	17,483
	Williams Cos. Inc.	5.800%	11/15/43	8,000	10,483
	Williams Cos. Inc.	5.400%	3/4/44	9,250	11,479
	Williams Cos. Inc.	5.750%	6/24/44	7,700	10,026
	Williams Cos. Inc.	4.900%	1/15/45	6,678	7,995
	Williams Cos. Inc.	5.100%	9/15/45	10,038	12,392
	Williams Cos. Inc.	4.850%	3/1/48	3,000	3,652
	Williams Cos. Inc.	3.500%	10/15/51	4,200	4,264
					5,729,526
Financials (7.9%)
	ACE Capital Trust II	9.700%	4/1/30	725	1,065
84

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Aegon NV	5.500%	4/11/48	4,000	4,586
	AerCap Ireland Capital DAC	3.300%	1/23/23	5,045	5,152
	AerCap Ireland Capital DAC	4.125%	7/3/23	1,000	1,040
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,200	4,408
	AerCap Ireland Capital DAC	1.150%	10/29/23	18,100	18,024
	AerCap Ireland Capital DAC	4.875%	1/16/24	5,970	6,351
	AerCap Ireland Capital DAC	3.150%	2/15/24	5,000	5,154
	AerCap Ireland Capital DAC	1.650%	10/29/24	49,105	49,040
[3]	AerCap Ireland Capital DAC	1.750%	10/29/24	10,000	9,987
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	2,144
	AerCap Ireland Capital DAC	6.500%	7/15/25	19,204	21,961
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,945	9,632
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,000	9,824
	AerCap Ireland Capital DAC	4.450%	4/3/26	10,139	11,012
	AerCap Ireland Capital DAC	2.450%	10/29/26	29,000	29,218
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,210	12,882
	AerCap Ireland Capital DAC	4.625%	10/15/27	22,000	24,299
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	16,648
	AerCap Ireland Capital DAC	3.000%	10/29/28	40,000	40,600
	AerCap Ireland Capital DAC	3.300%	1/30/32	62,000	63,228
	AerCap Ireland Capital DAC	3.400%	10/29/33	18,000	18,319
	AerCap Ireland Capital DAC	3.850%	10/29/41	15,000	15,569
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,320
	Affiliated Managers Group Inc.	3.500%	8/1/25	5,908	6,292
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,376	12,038
	Aflac Inc.	3.625%	11/15/24	6,610	7,064
	Aflac Inc.	3.250%	3/17/25	5,175	5,473
	Aflac Inc.	1.125%	3/15/26	2,000	1,969
	Aflac Inc.	2.875%	10/15/26	7,775	8,197
	Aflac Inc.	3.600%	4/1/30	27,801	30,654
	Aflac Inc.	4.000%	10/15/46	6,700	7,876
	Aflac Inc.	4.750%	1/15/49	9,075	12,070
	Air Lease Corp.	2.250%	1/15/23	1,000	1,013
	Air Lease Corp.	2.750%	1/15/23	4,000	4,065
	Air Lease Corp.	3.875%	7/3/23	4,350	4,508
	Air Lease Corp.	3.000%	9/15/23	3,825	3,927
[3]	Air Lease Corp.	4.250%	2/1/24	10,350	10,909
[3]	Air Lease Corp.	0.700%	2/15/24	5,000	4,925
	Air Lease Corp.	0.800%	8/18/24	6,000	5,881
	Air Lease Corp.	4.250%	9/15/24	600	639
[3]	Air Lease Corp.	2.300%	2/1/25	4,500	4,567
	Air Lease Corp.	3.250%	3/1/25	11,202	11,644
	Air Lease Corp.	3.375%	7/1/25	7,000	7,317
[3]	Air Lease Corp.	2.875%	1/15/26	8,734	9,008
[3]	Air Lease Corp.	3.750%	6/1/26	2,680	2,856
	Air Lease Corp.	1.875%	8/17/26	10,000	9,847
	Air Lease Corp.	3.625%	4/1/27	6,569	6,914
	Air Lease Corp.	3.625%	12/1/27	6,800	7,192
	Air Lease Corp.	2.100%	9/1/28	5,000	4,835
	Air Lease Corp.	4.625%	10/1/28	6,300	6,957
	Air Lease Corp.	3.250%	10/1/29	4,265	4,376
[3]	Air Lease Corp.	3.000%	2/1/30	10,300	10,325
	Air Lease Corp.	3.125%	12/1/30	5,000	5,105
	Aircastle Ltd.	4.400%	9/25/23	5,800	6,076
	Aircastle Ltd.	4.250%	6/15/26	18,771	20,126
85

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alleghany Corp.	4.900%	9/15/44	4,575	5,761
	Alleghany Corp.	3.250%	8/15/51	8,750	8,704
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,792
	Allstate Corp.	3.150%	6/15/23	9,742	10,075
	Allstate Corp.	0.750%	12/15/25	4,000	3,900
	Allstate Corp.	3.280%	12/15/26	7,950	8,556
	Allstate Corp.	1.450%	12/15/30	14,000	13,257
	Allstate Corp.	5.350%	6/1/33	1,700	2,130
	Allstate Corp.	5.550%	5/9/35	975	1,286
	Allstate Corp.	5.950%	4/1/36	925	1,276
	Allstate Corp.	4.500%	6/15/43	5,950	7,285
	Allstate Corp.	4.200%	12/15/46	2,265	2,729
	Allstate Corp.	3.850%	8/10/49	16,280	19,065
[3]	Allstate Corp.	5.750%	8/15/53	9,450	9,829
[3]	Allstate Corp.	6.500%	5/15/57	5,775	7,581
	Ally Financial Inc.	4.125%	2/13/22	15,030	15,088
	Ally Financial Inc.	1.450%	10/2/23	30,020	30,124
	Ally Financial Inc.	3.875%	5/21/24	19,700	20,764
	Ally Financial Inc.	5.125%	9/30/24	18,218	19,937
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,258
[3]	Ally Financial Inc.	8.000%	11/1/31	27,425	38,804
	Ally Financial Inc.	8.000%	11/1/31	2,250	3,112
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,550	5,175
	American Express Co.	2.650%	12/2/22	12,750	12,992
	American Express Co.	3.400%	2/27/23	26,198	26,954
	American Express Co.	3.700%	8/3/23	13,100	13,656
	American Express Co.	0.750%	11/3/23	9,000	8,982
	American Express Co.	3.400%	2/22/24	10,000	10,474
	American Express Co.	2.500%	7/30/24	8,300	8,573
	American Express Co.	3.000%	10/30/24	37,849	39,675
	American Express Co.	3.625%	12/5/24	19,560	20,904
	American Express Co.	4.200%	11/6/25	11,265	12,401
	American Express Co.	3.125%	5/20/26	6,748	7,156
	American Express Co.	1.650%	11/4/26	12,000	12,032
[7]	American Express Co.	3.300%	5/3/27	4,975	5,337
	American Express Co.	4.050%	12/3/42	11,223	13,327
[3]	American Express Credit Corp.	2.700%	3/3/22	26,325	26,372
	American Financial Group Inc.	3.500%	8/15/26	2,825	3,018
	American Financial Group Inc.	5.250%	4/2/30	4,396	5,256
	American Financial Group Inc.	4.500%	6/15/47	6,893	8,192
	American International Group Inc.	4.125%	2/15/24	2,605	2,766
	American International Group Inc.	2.500%	6/30/25	31,682	32,697
	American International Group Inc.	3.750%	7/10/25	11,480	12,310
	American International Group Inc.	3.900%	4/1/26	10,473	11,369
	American International Group Inc.	4.200%	4/1/28	11,525	12,893
	American International Group Inc.	4.250%	3/15/29	3,995	4,562
	American International Group Inc.	3.400%	6/30/30	24,000	26,021
	American International Group Inc.	3.875%	1/15/35	13,601	15,120
	American International Group Inc.	4.700%	7/10/35	3,860	4,613
	American International Group Inc.	6.250%	5/1/36	15,405	21,352
	American International Group Inc.	4.500%	7/16/44	5,865	7,229
	American International Group Inc.	4.800%	7/10/45	10,577	13,418
	American International Group Inc.	4.750%	4/1/48	12,629	16,186
[3]	American International Group Inc.	5.750%	4/1/48	7,950	8,944
86

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.375%	6/30/50	3,645	4,539
	American International Group Inc.	4.375%	1/15/55	10,345	12,731
[3]	American International Group Inc.	8.175%	5/15/58	3,950	5,811
	Ameriprise Financial Inc.	4.000%	10/15/23	12,169	12,823
	Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,804
	Ameriprise Financial Inc.	3.000%	4/2/25	700	731
	Ameriprise Financial Inc.	2.875%	9/15/26	16,275	17,145
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	2,500	2,420
[3]	Aon Corp.	8.205%	1/1/27	3,000	3,775
	Aon Corp.	4.500%	12/15/28	10,500	11,972
	Aon Corp.	3.750%	5/2/29	1,280	1,403
	Aon Corp.	2.800%	5/15/30	16,672	17,183
	Aon Corp.	2.600%	12/2/31	3,000	3,053
	Aon Corp.	6.250%	9/30/40	4,650	6,689
	Aon Corp.	2.900%	8/23/51	7,500	7,233
	Aon plc	4.000%	11/27/23	2,675	2,803
	Aon plc	3.500%	6/14/24	10,100	10,619
	Aon plc	3.875%	12/15/25	5,774	6,248
	Aon plc	4.600%	6/14/44	8,451	10,407
	Aon plc	4.750%	5/15/45	1,104	1,377
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,190
	Arch Capital Finance LLC	5.031%	12/15/46	3,225	4,181
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,587
	Arch Capital Group Ltd.	3.635%	6/30/50	8,110	8,686
	Arch Capital Group US Inc.	5.144%	11/1/43	9,837	12,813
	Ares Capital Corp.	3.500%	2/10/23	21,245	21,739
	Ares Capital Corp.	4.200%	6/10/24	6,610	6,985
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,646
	Ares Capital Corp.	3.250%	7/15/25	23,468	24,346
	Ares Capital Corp.	3.875%	1/15/26	5,300	5,593
	Ares Capital Corp.	2.150%	7/15/26	6,000	5,928
	Ares Capital Corp.	3.200%	11/15/31	8,700	8,548
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,000	5,915
	Arthur J Gallagher & Co.	3.500%	5/20/51	10,000	10,529
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,000	1,940
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	12,496
	Associated Banc-Corp	4.250%	1/15/25	500	530
	Assurant Inc.	4.200%	9/27/23	1,500	1,576
	Assurant Inc.	4.900%	3/27/28	1,600	1,830
	Assurant Inc.	3.700%	2/22/30	1,300	1,380
	Assurant Inc.	6.750%	2/15/34	917	1,196
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,938	3,187
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,000	2,090
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,000	2,083
	Athene Holding Ltd.	4.125%	1/12/28	12,525	13,712
	Athene Holding Ltd.	6.150%	4/3/30	15,225	18,835
	Athene Holding Ltd.	3.500%	1/15/31	21,558	22,753
	Athene Holding Ltd.	3.950%	5/25/51	13,500	14,786
	Athene Holding Ltd.	3.450%	5/15/52	4,300	4,327
[3]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	17,146
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,197	1,300
	AXA SA	8.600%	12/15/30	13,320	19,298
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,836
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	3,074
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	10,895
87

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,000	2,993
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,000	2,914
	Banco Santander SA	3.125%	2/23/23	10,000	10,238
	Banco Santander SA	3.848%	4/12/23	14,850	15,371
	Banco Santander SA	2.706%	6/27/24	4,393	4,545
	Banco Santander SA	2.746%	5/28/25	5,000	5,172
	Banco Santander SA	5.179%	11/19/25	12,510	13,904
	Banco Santander SA	1.849%	3/25/26	27,116	26,963
	Banco Santander SA	4.250%	4/11/27	18,975	20,860
	Banco Santander SA	3.800%	2/23/28	9,800	10,615
	Banco Santander SA	4.379%	4/12/28	7,800	8,735
	Banco Santander SA	3.490%	5/28/30	6,000	6,352
	Banco Santander SA	2.749%	12/3/30	15,000	14,669
	Banco Santander SA	2.958%	3/25/31	17,900	18,257
[3]	Bank of America Corp.	3.300%	1/11/23	48,650	49,972
	Bank of America Corp.	4.100%	7/24/23	22,253	23,386
[3]	Bank of America Corp.	3.004%	12/20/23	110,081	112,359
[3]	Bank of America Corp.	4.125%	1/22/24	2,000	2,126
[3]	Bank of America Corp.	3.550%	3/5/24	63,855	65,762
[3]	Bank of America Corp.	4.000%	4/1/24	2,000	2,126
[3]	Bank of America Corp.	0.523%	6/14/24	20,000	19,865
[3]	Bank of America Corp.	3.864%	7/23/24	43,445	45,272
[3]	Bank of America Corp.	4.200%	8/26/24	45,489	48,744
[3]	Bank of America Corp.	0.810%	10/24/24	50,901	50,556
[3]	Bank of America Corp.	4.000%	1/22/25	50,180	53,661
[3]	Bank of America Corp.	3.458%	3/15/25	20,250	21,181
[3]	Bank of America Corp.	3.950%	4/21/25	32,350	34,590
	Bank of America Corp.	0.976%	4/22/25	50,000	49,597
[3]	Bank of America Corp.	3.875%	8/1/25	13,623	14,784
[3]	Bank of America Corp.	3.093%	10/1/25	30,925	32,198
[3]	Bank of America Corp.	2.456%	10/22/25	11,675	11,989
[3]	Bank of America Corp.	1.530%	12/6/25	12,835	12,868
[3]	Bank of America Corp.	3.366%	1/23/26	37,994	39,996
[3]	Bank of America Corp.	2.015%	2/13/26	2,355	2,386
[3]	Bank of America Corp.	4.450%	3/3/26	22,051	24,299
[3]	Bank of America Corp.	3.500%	4/19/26	28,565	30,778
[3]	Bank of America Corp.	1.319%	6/19/26	17,500	17,318
[3]	Bank of America Corp.	4.250%	10/22/26	14,515	16,025
[3]	Bank of America Corp.	1.197%	10/24/26	15,000	14,706
[3]	Bank of America Corp.	1.658%	3/11/27	15,000	14,895
[3]	Bank of America Corp.	3.559%	4/23/27	49,330	52,783
	Bank of America Corp.	1.734%	7/22/27	51,550	51,161
[3]	Bank of America Corp.	3.248%	10/21/27	53,700	57,249
[3]	Bank of America Corp.	4.183%	11/25/27	5,000	5,473
[3]	Bank of America Corp.	3.824%	1/20/28	30,992	33,584
[3]	Bank of America Corp.	3.705%	4/24/28	25,875	28,097
[3]	Bank of America Corp.	3.593%	7/21/28	47,625	51,260
[3]	Bank of America Corp.	3.419%	12/20/28	100,985	107,919
[3]	Bank of America Corp.	3.970%	3/5/29	10,000	10,950
[3]	Bank of America Corp.	2.087%	6/14/29	25,000	24,854
[3]	Bank of America Corp.	4.271%	7/23/29	30,000	33,443
[3]	Bank of America Corp.	3.974%	2/7/30	10,000	11,029
[3]	Bank of America Corp.	3.194%	7/23/30	2,865	3,021
[3]	Bank of America Corp.	2.884%	10/22/30	38,825	40,071
[3]	Bank of America Corp.	2.496%	2/13/31	40,955	41,103
88

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	2.592%	4/29/31	63,048	63,660
[3]	Bank of America Corp.	1.898%	7/23/31	20,800	19,945
[3]	Bank of America Corp.	1.922%	10/24/31	45,000	43,127
[3]	Bank of America Corp.	2.651%	3/11/32	13,300	13,470
	Bank of America Corp.	2.687%	4/22/32	112,675	114,450
	Bank of America Corp.	2.299%	7/21/32	34,000	33,389
	Bank of America Corp.	2.572%	10/20/32	26,399	26,527
	Bank of America Corp.	2.482%	9/21/36	21,340	20,654
	Bank of America Corp.	6.110%	1/29/37	22,087	29,729
[3]	Bank of America Corp.	4.244%	4/24/38	26,181	30,675
	Bank of America Corp.	7.750%	5/14/38	19,790	31,034
[3]	Bank of America Corp.	4.078%	4/23/40	23,405	26,846
[3]	Bank of America Corp.	2.676%	6/19/41	53,850	51,770
[3]	Bank of America Corp.	5.875%	2/7/42	8,995	12,742
	Bank of America Corp.	3.311%	4/22/42	43,400	45,608
[3]	Bank of America Corp.	5.000%	1/21/44	23,437	30,799
[3]	Bank of America Corp.	4.875%	4/1/44	7,682	10,006
[3]	Bank of America Corp.	4.750%	4/21/45	4,425	5,515
[3]	Bank of America Corp.	4.443%	1/20/48	10,498	13,034
[3]	Bank of America Corp.	3.946%	1/23/49	17,575	20,504
[3]	Bank of America Corp.	4.330%	3/15/50	2,600	3,219
[3]	Bank of America Corp.	4.083%	3/20/51	94,135	113,139
[3]	Bank of America Corp.	2.831%	10/24/51	75	74
[3]	Bank of America Corp.	3.483%	3/13/52	600	661
	Bank of America Corp.	2.972%	7/21/52	31,750	31,885
[3]	Bank of America NA	6.000%	10/15/36	7,400	10,113
[3]	Bank of Montreal	2.900%	3/26/22	27,150	27,309
	Bank of Montreal	0.450%	12/8/23	9,050	8,963
[3]	Bank of Montreal	3.300%	2/5/24	8,220	8,596
[3]	Bank of Montreal	2.500%	6/28/24	8,700	8,977
[3]	Bank of Montreal	0.625%	7/9/24	20,000	19,725
[3]	Bank of Montreal	1.850%	5/1/25	24,110	24,486
[3]	Bank of Montreal	4.338%	10/5/28	3,850	4,043
[3]	Bank of Montreal	3.803%	12/15/32	18,390	19,692
[3]	Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,154
[3]	Bank of New York Mellon Corp.	1.850%	1/27/23	21,000	21,262
[3]	Bank of New York Mellon Corp.	2.950%	1/29/23	40,570	41,471
[3]	Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,664
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,342
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	8,175
[3]	Bank of New York Mellon Corp.	3.650%	2/4/24	5,100	5,371
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,027
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	12,422	13,084
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	2,000	2,054
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	4,702	4,939
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	3,584	3,611
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	422	461
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	9,358	9,827
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	8,315	8,638
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	13,913
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,731
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,530
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,922
[3]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	3,028
	Bank of Nova Scotia	2.000%	11/15/22	3,750	3,797
89

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	2.375%	1/18/23	17,350	17,661
	Bank of Nova Scotia	1.950%	2/1/23	23,841	24,159
	Bank of Nova Scotia	1.625%	5/1/23	2,000	2,023
	Bank of Nova Scotia	0.400%	9/15/23	10,000	9,926
	Bank of Nova Scotia	0.700%	4/15/24	10,300	10,201
	Bank of Nova Scotia	2.200%	2/3/25	28,180	28,863
	Bank of Nova Scotia	1.300%	6/11/25	26,000	25,871
	Bank of Nova Scotia	4.500%	12/16/25	19,100	21,023
	Bank of Nova Scotia	2.700%	8/3/26	38,496	40,172
	Bank of Nova Scotia	1.300%	9/15/26	10,000	9,823
	Bank One Michigan	8.250%	11/1/24	6,000	7,084
	BankUnited Inc.	4.875%	11/17/25	1,284	1,412
	BankUnited Inc.	5.125%	6/11/30	5,000	5,687
	Barclays plc	3.684%	1/10/23	18,925	18,934
[3]	Barclays plc	4.610%	2/15/23	26,484	26,596
[3]	Barclays plc	4.338%	5/16/24	14,800	15,415
	Barclays plc	1.007%	12/10/24	16,400	16,279
	Barclays plc	3.650%	3/16/25	15,176	16,046
[3]	Barclays plc	3.932%	5/7/25	47,460	49,953
	Barclays plc	4.375%	1/12/26	17,200	18,791
[3]	Barclays plc	2.852%	5/7/26	15,950	16,442
	Barclays plc	5.200%	5/12/26	19,105	21,378
	Barclays plc	2.279%	11/24/27	13,530	13,564
	Barclays plc	4.337%	1/10/28	13,206	14,455
	Barclays plc	4.836%	5/9/28	26,410	29,033
[3]	Barclays plc	4.972%	5/16/29	14,400	16,477
[3]	Barclays plc	5.088%	6/20/30	10,530	11,919
	Barclays plc	2.645%	6/24/31	24,800	24,747
	Barclays plc	2.667%	3/10/32	14,250	14,135
	Barclays plc	2.894%	11/24/32	13,935	14,005
	Barclays plc	3.564%	9/23/35	24,475	25,060
	Barclays plc	3.811%	3/10/42	4,600	4,885
	Barclays plc	3.330%	11/24/42	11,000	11,171
	Barclays plc	5.250%	8/17/45	9,000	11,946
	Barclays plc	4.950%	1/10/47	13,800	17,878
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	1,984
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	4,791
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,575	4,381
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	11,979	14,407
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	30,909
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	21,555	26,451
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	22,000	21,733
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	9,306
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,279	17,654
	Berkshire Hathaway Inc.	3.125%	3/15/26	46,785	49,981
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,765	3,417
	BGC Partners Inc.	3.750%	10/1/24	3,376	3,521
	BGC Partners Inc.	4.375%	12/15/25	7,500	8,046
	BlackRock Inc.	3.500%	3/18/24	7,650	8,089
	BlackRock Inc.	3.200%	3/15/27	6,000	6,479
	BlackRock Inc.	3.250%	4/30/29	3,000	3,266
	BlackRock Inc.	2.400%	4/30/30	11,000	11,299
	BlackRock Inc.	1.900%	1/28/31	13,575	13,384
	BlackRock Inc.	2.100%	2/25/32	15,500	15,382
[7]	Blackstone Private Credit Fund	2.350%	11/22/24	3,600	3,601
90

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Blackstone Private Credit Fund	2.625%	12/15/26	5,525	5,391
[7]	Blackstone Private Credit Fund	3.250%	3/15/27	5,000	5,006
	Blackstone Secured Lending Fund	3.625%	1/15/26	5,000	5,269
	Blackstone Secured Lending Fund	2.750%	9/16/26	5,000	4,997
[7]	Blackstone Secured Lending Fund	2.850%	9/30/28	1,075	1,049
[3]	BNP Paribas SA	3.250%	3/3/23	4,625	4,762
[7]	BNP Paribas SA	3.800%	1/10/24	500	525
[3]	BNP Paribas SA	4.250%	10/15/24	1,330	1,434
[7]	BPCE SA	3.000%	5/22/22	5,700	5,755
	BPCE SA	4.000%	4/15/24	10,980	11,690
[3]	BPCE SA	3.375%	12/2/26	4,001	4,292
[7]	BPCE SA	3.250%	1/11/28	275	293
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	5,969
	Brighthouse Financial Inc.	4.700%	6/22/47	7,415	8,142
	Brighthouse Financial Inc.	3.850%	12/22/51	3,550	3,522
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,796	5,134
	Brookfield Finance Inc.	4.000%	4/1/24	9,920	10,477
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,118
	Brookfield Finance Inc.	3.900%	1/25/28	500	549
	Brookfield Finance Inc.	4.850%	3/29/29	18,625	21,469
	Brookfield Finance Inc.	4.350%	4/15/30	920	1,037
	Brookfield Finance Inc.	2.724%	4/15/31	10,300	10,399
	Brookfield Finance Inc.	4.700%	9/20/47	8,175	10,056
	Brookfield Finance Inc.	3.500%	3/30/51	1,000	1,054
	Brookfield Finance LLC	3.450%	4/15/50	12,950	13,416
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,794
	Brown & Brown Inc.	4.500%	3/15/29	6,575	7,443
	Brown & Brown Inc.	2.375%	3/15/31	7,603	7,453
	Business Development Corp. of America	3.250%	3/30/26	3,000	2,995
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	10,000	9,931
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	20,750	20,767
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	10,401	10,874
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	7,000	6,916
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	11,084
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	3,000	2,973
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,570
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,500	2,447
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	15,000	14,630
	Capital One Bank USA NA	3.375%	2/15/23	15,110	15,524
	Capital One Financial Corp.	3.050%	3/9/22	7,350	7,369
	Capital One Financial Corp.	3.200%	1/30/23	22,000	22,541
	Capital One Financial Corp.	2.600%	5/11/23	5,000	5,106
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,428
	Capital One Financial Corp.	3.900%	1/29/24	4,000	4,213
	Capital One Financial Corp.	3.750%	4/24/24	8,070	8,510
	Capital One Financial Corp.	3.300%	10/30/24	29,194	30,774
	Capital One Financial Corp.	3.200%	2/5/25	7,000	7,352
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,656
	Capital One Financial Corp.	4.200%	10/29/25	13,037	14,176
	Capital One Financial Corp.	3.750%	7/28/26	19,088	20,451
	Capital One Financial Corp.	3.750%	3/9/27	26,750	29,003
	Capital One Financial Corp.	3.650%	5/11/27	18,040	19,475
	Capital One Financial Corp.	1.878%	11/2/27	13,278	13,221
	Capital One Financial Corp.	3.800%	1/31/28	20,375	22,189
	Capital One Financial Corp.	2.359%	7/29/32	4,000	3,795
91

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	2.618%	11/2/32	6,000	5,975
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,325
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	5,539
	Charles Schwab Corp.	3.225%	9/1/22	4,464	4,540
	Charles Schwab Corp.	2.650%	1/25/23	7,225	7,365
	Charles Schwab Corp.	3.550%	2/1/24	10,180	10,690
	Charles Schwab Corp.	4.200%	3/24/25	5,000	5,439
	Charles Schwab Corp.	3.625%	4/1/25	6,231	6,640
	Charles Schwab Corp.	3.850%	5/21/25	2,000	2,155
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,462
	Charles Schwab Corp.	0.900%	3/11/26	16,475	16,100
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,872
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,747
	Charles Schwab Corp.	3.300%	4/1/27	13,850	14,865
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,751
	Charles Schwab Corp.	2.000%	3/20/28	10,000	10,120
	Charles Schwab Corp.	4.000%	2/1/29	5,550	6,226
	Charles Schwab Corp.	3.250%	5/22/29	5,990	6,437
	Charles Schwab Corp.	2.750%	10/1/29	2,590	2,709
	Charles Schwab Corp.	4.625%	3/22/30	30	36
	Charles Schwab Corp.	1.650%	3/11/31	12,200	11,720
	Charles Schwab Corp.	2.300%	5/13/31	16,000	16,157
	Charles Schwab Corp.	1.950%	12/1/31	10,985	10,790
	Chubb Corp.	6.000%	5/11/37	4,200	5,972
[3]	Chubb Corp.	6.500%	5/15/38	7,955	11,879
	Chubb INA Holdings Inc.	2.875%	11/3/22	11,344	11,520
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,182
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,337
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	8,093
	Chubb INA Holdings Inc.	3.350%	5/3/26	30,696	32,965
	Chubb INA Holdings Inc.	1.375%	9/15/30	19,400	18,270
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,650
	Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	7,313
	Chubb INA Holdings Inc.	4.350%	11/3/45	27,337	33,972
	Chubb INA Holdings Inc.	2.850%	12/15/51	6,000	6,036
	Chubb INA Holdings Inc.	3.050%	12/15/61	2,800	2,858
	CI Financial Corp.	3.200%	12/17/30	11,880	12,211
	CI Financial Corp.	4.100%	6/15/51	8,000	8,677
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,163
	Citigroup Inc.	3.375%	3/1/23	1,925	1,981
	Citigroup Inc.	3.500%	5/15/23	22,865	23,645
	Citigroup Inc.	3.875%	10/25/23	41,844	44,102
[3]	Citigroup Inc.	1.678%	5/15/24	5,750	5,813
[3]	Citigroup Inc.	4.044%	6/1/24	4,900	5,111
	Citigroup Inc.	3.750%	6/16/24	2,400	2,548
	Citigroup Inc.	4.000%	8/5/24	5,525	5,882
	Citigroup Inc.	0.776%	10/30/24	17,000	16,891
	Citigroup Inc.	3.875%	3/26/25	20,019	21,341
[3]	Citigroup Inc.	3.352%	4/24/25	2,000	2,089
	Citigroup Inc.	3.300%	4/27/25	1,950	2,072
	Citigroup Inc.	0.981%	5/1/25	15,000	14,892
	Citigroup Inc.	4.400%	6/10/25	49,525	53,965
	Citigroup Inc.	5.500%	9/13/25	4,400	4,975
	Citigroup Inc.	1.281%	11/3/25	5,000	4,989
	Citigroup Inc.	3.700%	1/12/26	13,478	14,571
92

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.600%	3/9/26	37,650	41,573
[3]	Citigroup Inc.	3.106%	4/8/26	47,000	49,276
	Citigroup Inc.	3.400%	5/1/26	10,250	10,994
	Citigroup Inc.	3.200%	10/21/26	41,250	43,724
	Citigroup Inc.	4.300%	11/20/26	32,850	36,351
	Citigroup Inc.	1.122%	1/28/27	18,425	17,954
	Citigroup Inc.	4.450%	9/29/27	30,500	34,008
[3]	Citigroup Inc.	3.887%	1/10/28	35,125	38,086
	Citigroup Inc.	6.625%	1/15/28	25	31
[3]	Citigroup Inc.	3.668%	7/24/28	58,950	63,581
	Citigroup Inc.	4.125%	7/25/28	600	659
[3]	Citigroup Inc.	3.520%	10/27/28	30,050	32,222
[3]	Citigroup Inc.	3.980%	3/20/30	8,075	8,908
[3]	Citigroup Inc.	2.976%	11/5/30	38,100	39,589
[3]	Citigroup Inc.	2.666%	1/29/31	3,680	3,737
[3]	Citigroup Inc.	4.412%	3/31/31	78,850	90,095
[3]	Citigroup Inc.	2.572%	6/3/31	5,000	5,041
	Citigroup Inc.	6.625%	6/15/32	3,535	4,687
	Citigroup Inc.	2.520%	11/3/32	18,000	18,006
	Citigroup Inc.	5.875%	2/22/33	3,000	3,808
	Citigroup Inc.	6.000%	10/31/33	5,485	7,104
	Citigroup Inc.	6.125%	8/25/36	10,318	14,045
[3]	Citigroup Inc.	3.878%	1/24/39	13,125	14,886
	Citigroup Inc.	8.125%	7/15/39	14,836	25,172
[3]	Citigroup Inc.	5.316%	3/26/41	69,175	91,112
	Citigroup Inc.	5.875%	1/30/42	13,339	18,865
	Citigroup Inc.	6.675%	9/13/43	1,780	2,677
	Citigroup Inc.	4.950%	11/7/43	8,250	9,796
	Citigroup Inc.	5.300%	5/6/44	8,700	11,378
	Citigroup Inc.	4.650%	7/30/45	8,275	10,456
	Citigroup Inc.	4.750%	5/18/46	4,658	5,766
[3]	Citigroup Inc.	4.281%	4/24/48	2,125	2,600
	Citigroup Inc.	4.650%	7/23/48	9,785	12,606
[3]	Citizens Bank NA	3.250%	2/14/22	12,000	12,010
[3]	Citizens Bank NA	3.700%	3/29/23	9,000	9,288
[3]	Citizens Bank NA	3.750%	2/18/26	11,241	12,119
	Citizens Financial Group Inc.	2.850%	7/27/26	950	990
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	11,104
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	7,420
	Citizens Financial Group Inc.	4.300%	2/11/31	2,000	2,096
	Citizens Financial Group Inc.	2.638%	9/30/32	8,000	7,929
	CME Group Inc.	3.750%	6/15/28	2,671	2,966
	CME Group Inc.	5.300%	9/15/43	7,140	9,944
	CME Group Inc.	4.150%	6/15/48	9,762	12,614
	CNA Financial Corp.	3.950%	5/15/24	7,955	8,397
	CNA Financial Corp.	4.500%	3/1/26	2,650	2,921
	CNA Financial Corp.	3.450%	8/15/27	5,000	5,386
	CNA Financial Corp.	3.900%	5/1/29	11,450	12,681
	CNA Financial Corp.	2.050%	8/15/30	2,445	2,370
	CNO Financial Group Inc.	5.250%	5/30/25	2,000	2,211
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	5,169
[3]	Comerica Bank	4.000%	7/27/25	3,332	3,599
	Comerica Inc.	3.700%	7/31/23	19,887	20,695
	Comerica Inc.	3.800%	7/22/26	850	917
	Comerica Inc.	4.000%	2/1/29	300	336
93

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Commonwealth Bank of Australia	2.750%	3/10/22	2,600	2,610
[7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	524
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,821	19,885
	Cooperatieve Rabobank UA	2.750%	1/10/23	550	562
	Cooperatieve Rabobank UA	0.375%	1/12/24	26,450	26,123
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	12,880
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	9,955
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	12,846
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	926
	Cooperatieve Rabobank UA	5.750%	12/1/43	20,449	28,514
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	38,908
	Credit Suisse AG	1.000%	5/5/23	42,944	43,056
	Credit Suisse AG	0.495%	2/2/24	2,500	2,470
[3]	Credit Suisse AG	3.625%	9/9/24	7,847	8,324
	Credit Suisse AG	2.950%	4/9/25	2,072	2,170
	Credit Suisse AG	1.250%	8/7/26	5,000	4,876
[7]	Credit Suisse Group AG	3.574%	1/9/23	1,470	1,471
	Credit Suisse Group AG	3.800%	6/9/23	21,815	22,612
	Credit Suisse Group AG	3.750%	3/26/25	32,302	34,311
	Credit Suisse Group AG	4.550%	4/17/26	27,406	30,181
[7]	Credit Suisse Group AG	4.282%	1/9/28	5,700	6,200
[7]	Credit Suisse Group AG	4.194%	4/1/31	23,143	25,534
	Credit Suisse Group AG	4.875%	5/15/45	13,580	17,176
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	6,817
[3]	Deutsche Bank AG	5.000%	2/14/22	3,425	3,441
[3]	Deutsche Bank AG	3.300%	11/16/22	5,900	6,021
	Deutsche Bank AG	3.950%	2/27/23	17,000	17,534
[3]	Deutsche Bank AG	0.962%	11/8/23	20,934	20,882
[3]	Deutsche Bank AG	3.700%	5/30/24	4,700	4,926
[3]	Deutsche Bank AG	2.222%	9/18/24	9,295	9,417
	Deutsche Bank AG	1.447%	4/1/25	3,550	3,529
[3]	Deutsche Bank AG	3.961%	11/26/25	15,000	15,865
[3]	Deutsche Bank AG	4.100%	1/13/26	7,825	8,380
	Deutsche Bank AG	1.686%	3/19/26	10,000	9,973
	Deutsche Bank AG	2.129%	11/24/26	10,500	10,487
	Deutsche Bank AG	2.311%	11/16/27	19,792	19,788
[3]	Deutsche Bank AG	3.547%	9/18/31	6,000	6,326
[3]	Discover Bank	3.350%	2/6/23	9,300	9,524
[3]	Discover Bank	4.200%	8/8/23	9,475	9,943
	Discover Bank	2.450%	9/12/24	11,400	11,667
[3]	Discover Bank	4.250%	3/13/26	6,203	6,774
[3]	Discover Bank	3.450%	7/27/26	29,330	31,070
[3]	Discover Bank	4.682%	8/9/28	3,190	3,335
[3]	Discover Bank	2.700%	2/6/30	8,000	8,105
	Discover Financial Services	5.200%	4/27/22	1,050	1,065
	Discover Financial Services	3.850%	11/21/22	5,630	5,780
	Discover Financial Services	3.950%	11/6/24	15,810	16,828
	Discover Financial Services	3.750%	3/4/25	12,486	13,222
	Discover Financial Services	4.500%	1/30/26	18,350	20,098
	Discover Financial Services	4.100%	2/9/27	15,300	16,658
	E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,702
	E*TRADE Financial Corp.	4.500%	6/20/28	3,630	4,089
	Eaton Vance Corp.	3.625%	6/15/23	2,875	2,983
	Eaton Vance Corp.	3.500%	4/6/27	2,600	2,787
	Enstar Group Ltd.	4.950%	6/1/29	7,960	8,894
94

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enstar Group Ltd.	3.100%	9/1/31	5,000	4,895
	Equitable Holdings Inc.	3.900%	4/20/23	1,559	1,615
	Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,344
	Equitable Holdings Inc.	4.350%	4/20/28	15,650	17,533
	Equitable Holdings Inc.	5.000%	4/20/48	25,180	31,513
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	4,048
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	11,000	11,562
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	11,000	10,781
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	6,694
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	11,206
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	5,150
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	4,560
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	6,906
	Fidelity National Financial Inc.	3.200%	9/17/51	10,000	9,596
	Fifth Third Bancorp	3.500%	3/15/22	7,725	7,752
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,457
	Fifth Third Bancorp	3.650%	1/25/24	13,138	13,774
	Fifth Third Bancorp	2.375%	1/28/25	3,825	3,926
	Fifth Third Bancorp	2.550%	5/5/27	2,208	2,283
	Fifth Third Bancorp	1.707%	11/1/27	4,466	4,417
	Fifth Third Bancorp	3.950%	3/14/28	9,400	10,379
	Fifth Third Bancorp	8.250%	3/1/38	14,286	23,443
[3]	Fifth Third Bank NA	1.800%	1/30/23	5,285	5,339
[3]	Fifth Third Bank NA	3.950%	7/28/25	14,197	15,450
[3]	Fifth Third Bank NA	3.850%	3/15/26	22,432	24,224
[3]	Fifth Third Bank NA	2.250%	2/1/27	3,400	3,479
	First American Financial Corp.	4.600%	11/15/24	4,650	5,041
	First American Financial Corp.	4.000%	5/15/30	3,130	3,426
	First American Financial Corp.	2.400%	8/15/31	7,000	6,855
	First Horizon Corp.	4.000%	5/26/25	3,000	3,210
[3]	First Republic Bank	1.912%	2/12/24	3,000	3,033
[3]	First Republic Bank	4.375%	8/1/46	1,725	2,070
[3]	First Republic Bank	4.625%	2/13/47	2,675	3,370
	Franklin Resources Inc.	2.850%	3/30/25	3,000	3,138
	Franklin Resources Inc.	1.600%	10/30/30	6,000	5,663
	Franklin Resources Inc.	2.950%	8/12/51	4,000	3,877
	FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,612
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,980
	FS KKR Capital Corp.	3.400%	1/15/26	10,767	10,975
	FS KKR Capital Corp.	2.625%	1/15/27	5,000	4,948
	FS KKR Capital Corp.	3.125%	10/12/28	3,700	3,688
	GATX Corp.	3.250%	3/30/25	2,300	2,407
	GATX Corp.	3.250%	9/15/26	2,800	2,947
	GATX Corp.	3.850%	3/30/27	4,000	4,327
	GATX Corp.	3.500%	3/15/28	7,000	7,499
	GATX Corp.	4.550%	11/7/28	2,585	2,948
	GATX Corp.	4.700%	4/1/29	4,000	4,606
	GATX Corp.	4.000%	6/30/30	13,315	14,742
	GATX Corp.	1.900%	6/1/31	6,599	6,271
	GATX Corp.	5.200%	3/15/44	325	411
	GATX Corp.	4.500%	3/30/45	2,175	2,528
	GATX Corp.	3.100%	6/1/51	6,000	5,849
	GE Capital Funding LLC	3.450%	5/15/25	17,350	18,190
	GE Capital Funding LLC	4.550%	5/15/32	8,130	9,610
95

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	98,273	117,863
	Globe Life Inc.	4.550%	9/15/28	3,200	3,637
	Globe Life Inc.	2.150%	8/15/30	4,450	4,389
	Goldman Sachs BDC Inc.	3.750%	2/10/25	165	173
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,801	4,920
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	13,025
	Goldman Sachs Group Inc.	3.625%	1/22/23	9,389	9,662
[3]	Goldman Sachs Group Inc.	0.481%	1/27/23	51,925	51,782
	Goldman Sachs Group Inc.	3.200%	2/23/23	31,470	32,271
	Goldman Sachs Group Inc.	0.523%	3/8/23	2,915	2,906
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	9,250	9,227
	Goldman Sachs Group Inc.	1.217%	12/6/23	25,000	25,058
	Goldman Sachs Group Inc.	3.625%	2/20/24	33,000	34,613
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	31,771
	Goldman Sachs Group Inc.	0.673%	3/8/24	26,000	25,895
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	5,513	5,831
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	20,000	19,844
	Goldman Sachs Group Inc.	0.925%	10/21/24	15,000	14,936
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,600	20,675
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,330	1,408
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,456	10,094
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,388	4,788
	Goldman Sachs Group Inc.	3.750%	2/25/26	41,600	44,760
	Goldman Sachs Group Inc.	3.500%	11/16/26	53,115	56,643
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,000	19,486
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,534
	Goldman Sachs Group Inc.	3.850%	1/26/27	51,026	54,938
	Goldman Sachs Group Inc.	1.431%	3/9/27	42,015	41,151
	Goldman Sachs Group Inc.	1.542%	9/10/27	21,000	20,586
	Goldman Sachs Group Inc.	1.948%	10/21/27	25,000	24,917
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,575	37,315
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	41,494	45,163
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	53,875	59,868
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,000	4,067
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	41,749
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	25,148
	Goldman Sachs Group Inc.	2.615%	4/22/32	68,291	68,638
	Goldman Sachs Group Inc.	2.383%	7/21/32	16,745	16,489
	Goldman Sachs Group Inc.	2.650%	10/21/32	63,190	63,609
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	11,471
	Goldman Sachs Group Inc.	6.750%	10/1/37	45,524	64,549
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	55,447	63,411
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	37,394
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,856	12,864
	Goldman Sachs Group Inc.	3.210%	4/22/42	24,440	25,303
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	28,220	36,002
	Goldman Sachs Group Inc.	5.150%	5/22/45	30,892	40,090
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	4,768
	Golub Capital BDC Inc.	3.375%	4/15/24	6,290	6,455
	Golub Capital BDC Inc.	2.500%	8/24/26	1,243	1,223
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,417
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	7,588
	Hartford Financial Services Group Inc.	2.800%	8/19/29	10,106	10,476
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	162
96

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	8,938
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,548
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	574
	Hartford Financial Services Group Inc.	4.400%	3/15/48	5,070	6,237
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,000	13,133
	Hartford Financial Services Group Inc.	2.900%	9/15/51	6,000	5,909
[3]	HSBC Bank USA NA	5.875%	11/1/34	500	641
[3]	HSBC Bank USA NA	7.000%	1/15/39	7,726	12,005
[3]	HSBC Holdings plc	3.262%	3/13/23	32,815	32,966
	HSBC Holdings plc	3.600%	5/25/23	15,300	15,870
[3]	HSBC Holdings plc	3.033%	11/22/23	4,000	4,072
	HSBC Holdings plc	4.250%	3/14/24	10,600	11,198
[3]	HSBC Holdings plc	3.950%	5/18/24	49,700	51,562
	HSBC Holdings plc	0.732%	8/17/24	10,000	9,910
	HSBC Holdings plc	1.162%	11/22/24	25,000	24,926
[3]	HSBC Holdings plc	3.803%	3/11/25	13,625	14,307
	HSBC Holdings plc	0.976%	5/24/25	20,000	19,757
	HSBC Holdings plc	4.250%	8/18/25	7,500	8,057
[3]	HSBC Holdings plc	2.633%	11/7/25	13,475	13,837
	HSBC Holdings plc	4.300%	3/8/26	34,435	37,688
[3]	HSBC Holdings plc	1.645%	4/18/26	30,000	29,792
	HSBC Holdings plc	3.900%	5/25/26	68,300	73,778
[3]	HSBC Holdings plc	2.099%	6/4/26	28,327	28,501
[3]	HSBC Holdings plc	4.292%	9/12/26	41,045	44,322
	HSBC Holdings plc	4.375%	11/23/26	23,330	25,468
	HSBC Holdings plc	1.589%	5/24/27	25,000	24,427
	HSBC Holdings plc	2.251%	11/22/27	30,440	30,536
[3]	HSBC Holdings plc	4.041%	3/13/28	12,700	13,729
[3]	HSBC Holdings plc	2.013%	9/22/28	31,992	31,323
[3]	HSBC Holdings plc	4.583%	6/19/29	48,192	53,990
	HSBC Holdings plc	2.206%	8/17/29	31,700	31,095
	HSBC Holdings plc	4.950%	3/31/30	35,005	41,047
[3]	HSBC Holdings plc	3.973%	5/22/30	13,815	15,020
[3]	HSBC Holdings plc	2.848%	6/4/31	35,100	35,616
[3]	HSBC Holdings plc	2.357%	8/18/31	16,500	16,120
[3]	HSBC Holdings plc	7.625%	5/17/32	575	794
	HSBC Holdings plc	2.804%	5/24/32	27,900	28,037
	HSBC Holdings plc	2.871%	11/22/32	40,145	40,510
[3]	HSBC Holdings plc	7.350%	11/27/32	600	803
	HSBC Holdings plc	6.500%	5/2/36	18,965	25,796
	HSBC Holdings plc	6.500%	9/15/37	27,201	37,474
	HSBC Holdings plc	6.800%	6/1/38	5,908	8,408
	HSBC Holdings plc	6.100%	1/14/42	5,325	7,626
	HSBC Holdings plc	5.250%	3/14/44	30,738	40,043
	HSBC USA Inc.	3.500%	6/23/24	11,475	12,082
	Huntington Bancshares Inc.	2.625%	8/6/24	4,500	4,637
	Huntington Bancshares Inc.	4.000%	5/15/25	16,518	17,776
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,966
[7]	Huntington Bancshares Inc.	2.487%	8/15/36	3,900	3,736
[3]	Huntington National Bank	3.125%	4/1/22	4,500	4,517
	Huntington National Bank	1.800%	2/3/23	10,675	10,771
[3]	Huntington National Bank	3.550%	10/6/23	5,700	5,950
[3]	Huntington National Bank	4.270%	11/25/26	3,375	3,671
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	9,980
	ING Groep NV	4.100%	10/2/23	21,000	22,098
97

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	3.550%	4/9/24	7,200	7,551
	ING Groep NV	3.950%	3/29/27	10,500	11,510
	ING Groep NV	1.726%	4/1/27	12,822	12,736
	ING Groep NV	4.550%	10/2/28	4,000	4,589
	ING Groep NV	4.050%	4/9/29	10,160	11,345
	ING Groep NV	2.727%	4/1/32	3,000	3,057
	Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,518
	Intercontinental Exchange Inc.	3.750%	12/1/25	13,115	14,171
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,100	7,563
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,841
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	15,613
	Intercontinental Exchange Inc.	1.850%	9/15/32	14,400	13,815
	Intercontinental Exchange Inc.	2.650%	9/15/40	13,000	12,632
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	1,392
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	20,083
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	18,785
[7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	2,396
	Invesco Finance plc	3.125%	11/30/22	16,300	16,665
	Invesco Finance plc	4.000%	1/30/24	14,250	15,034
	Invesco Finance plc	3.750%	1/15/26	10	11
	Invesco Finance plc	5.375%	11/30/43	7,125	9,404
[7]	Jackson Financial Inc.	1.125%	11/22/23	1,000	998
[7]	Jackson Financial Inc.	3.125%	11/23/31	5,475	5,523
[7]	Jackson Financial Inc.	4.000%	11/23/51	5,800	5,853
	Janus Capital Group Inc.	4.875%	8/1/25	2,689	2,945
	Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,522
	Jefferies Group LLC	4.850%	1/15/27	11,425	12,985
	Jefferies Group LLC	6.450%	6/8/27	1,235	1,510
	Jefferies Group LLC	4.150%	1/23/30	13,010	14,443
	Jefferies Group LLC	2.750%	10/15/32	4,000	3,974
	Jefferies Group LLC	6.250%	1/15/36	3,055	4,059
	Jefferies Group LLC	6.500%	1/20/43	4,305	5,970
	JPMorgan Chase & Co.	2.972%	1/15/23	18,995	19,012
	JPMorgan Chase & Co.	3.200%	1/25/23	8,799	9,036
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	14,900	14,988
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,548
	JPMorgan Chase & Co.	3.375%	5/1/23	6,000	6,192
	JPMorgan Chase & Co.	2.700%	5/18/23	15,475	15,828
	JPMorgan Chase & Co.	0.697%	3/16/24	10,395	10,375
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	63,292	65,373
	JPMorgan Chase & Co.	3.625%	5/13/24	6,066	6,420
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	24,450	24,624
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	34,537	35,995
	JPMorgan Chase & Co.	3.875%	9/10/24	43,814	46,628
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	30,550	32,179
	JPMorgan Chase & Co.	3.125%	1/23/25	28,191	29,638
	JPMorgan Chase & Co.	0.563%	2/16/25	17,785	17,543
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	50,010	52,025
	JPMorgan Chase & Co.	0.824%	6/1/25	34,700	34,297
	JPMorgan Chase & Co.	0.969%	6/23/25	25,000	24,770
	JPMorgan Chase & Co.	3.900%	7/15/25	25,341	27,420
	JPMorgan Chase & Co.	0.768%	8/9/25	10,000	9,852
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	10,900	11,142
	JPMorgan Chase & Co.	1.561%	12/10/25	10,000	10,018
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	30,372
98

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.300%	4/1/26	37,704	40,224
	JPMorgan Chase & Co.	3.200%	6/15/26	36,100	38,330
	JPMorgan Chase & Co.	2.950%	10/1/26	61,625	65,087
	JPMorgan Chase & Co.	7.625%	10/15/26	875	1,102
	JPMorgan Chase & Co.	1.045%	11/19/26	47,130	45,911
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	31,714
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	6,929	7,501
	JPMorgan Chase & Co.	1.578%	4/22/27	5,000	4,942
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	3,237
	JPMorgan Chase & Co.	1.470%	9/22/27	16,600	16,275
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	12,983
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,511
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	42,332
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	16,690	17,962
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	25,100	25,271
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	65,821	70,589
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	43,930	48,534
	JPMorgan Chase & Co.	2.069%	6/1/29	28,160	27,925
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	23,425	26,162
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	19,500	22,130
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	21,864	23,849
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	240	360
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	25,715	26,385
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	72,947	84,449
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	22,255
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	31,047
	JPMorgan Chase & Co.	1.764%	11/19/31	16,730	15,871
	JPMorgan Chase & Co.	1.953%	2/4/32	29,000	27,924
	JPMorgan Chase & Co.	2.580%	4/22/32	43,354	43,894
	JPMorgan Chase & Co.	2.545%	11/8/32	42,170	42,456
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	18,150
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	42,788
	JPMorgan Chase & Co.	5.500%	10/15/40	25,084	34,162
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	33,275	34,485
	JPMorgan Chase & Co.	5.600%	7/15/41	500	694
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	14,087
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	4,862
	JPMorgan Chase & Co.	3.157%	4/22/42	24,595	25,610
	JPMorgan Chase & Co.	5.625%	8/16/43	26,010	36,172
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	4,584
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	19,061
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	25,500	31,072
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	4,728
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	64,625
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	13,755
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	39,000	40,240
	JPMorgan Chase & Co.	3.328%	4/22/52	37,900	40,864
	Kemper Corp.	4.350%	2/15/25	1,500	1,604
	Kemper Corp.	2.400%	9/30/30	5,000	4,834
[3]	KeyBank NA	3.375%	3/7/23	4,000	4,120
[3]	KeyBank NA	0.423%	1/3/24	8,000	7,970
[3]	KeyBank NA	3.300%	6/1/25	5,283	5,616
[3]	KeyBank NA	3.400%	5/20/26	2,895	3,076
[3]	KeyBank NA	6.950%	2/1/28	500	633
[3]	KeyCorp	4.150%	10/29/25	6,750	7,385
99

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	KeyCorp	4.100%	4/30/28	18,000	20,165
[3]	KeyCorp	2.550%	10/1/29	6,400	6,550
	Lazard Group LLC	3.750%	2/13/25	100	106
	Lazard Group LLC	3.625%	3/1/27	5,075	5,445
	Lazard Group LLC	4.500%	9/19/28	9,350	10,682
	Legg Mason Inc.	4.750%	3/15/26	4,501	5,035
	Legg Mason Inc.	5.625%	1/15/44	5,486	7,508
	Lincoln National Corp.	4.000%	9/1/23	3,200	3,356
	Lincoln National Corp.	3.350%	3/9/25	225	238
	Lincoln National Corp.	3.625%	12/12/26	9,925	10,777
	Lincoln National Corp.	3.800%	3/1/28	9,750	10,702
	Lincoln National Corp.	3.050%	1/15/30	9,625	10,042
	Lincoln National Corp.	3.400%	1/15/31	4,217	4,536
	Lincoln National Corp.	6.300%	10/9/37	4,150	5,793
	Lincoln National Corp.	7.000%	6/15/40	1,070	1,634
	Lincoln National Corp.	4.350%	3/1/48	4,100	4,935
	Lincoln National Corp.	4.375%	6/15/50	2,267	2,747
[3]	Lloyds Banking Group plc	2.858%	3/17/23	43,585	43,758
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	36,450
[3]	Lloyds Banking Group plc	2.907%	11/7/23	18,670	18,970
	Lloyds Banking Group plc	3.900%	3/12/24	28,500	30,084
	Lloyds Banking Group plc	0.695%	5/11/24	8,000	7,965
	Lloyds Banking Group plc	4.450%	5/8/25	7,067	7,683
[3]	Lloyds Banking Group plc	3.870%	7/9/25	14,000	14,799
	Lloyds Banking Group plc	4.582%	12/10/25	24,433	26,661
[3]	Lloyds Banking Group plc	2.438%	2/5/26	19,785	20,202
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	28,492
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	10,541
	Lloyds Banking Group plc	1.627%	5/11/27	10,000	9,835
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	23,062
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,731
[3]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	22,689
	Lloyds Banking Group plc	5.300%	12/1/45	11,574	15,300
	Lloyds Banking Group plc	4.344%	1/9/48	9,525	11,151
	Loews Corp.	2.625%	5/15/23	9,675	9,875
	Loews Corp.	3.200%	5/15/30	6,500	6,917
	Loews Corp.	6.000%	2/1/35	7,025	9,365
	Loews Corp.	4.125%	5/15/43	4,315	4,978
	M&T Bank Corp.	3.550%	7/26/23	4,500	4,672
	Main Street Capital Corp.	3.000%	7/14/26	5,290	5,306
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,425	7,759
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	7,492
	Manulife Financial Corp.	4.150%	3/4/26	8,850	9,697
	Manulife Financial Corp.	2.484%	5/19/27	6,000	6,161
[3]	Manulife Financial Corp.	4.061%	2/24/32	13,925	15,002
	Manulife Financial Corp.	5.375%	3/4/46	8,075	11,341
	Markel Corp.	3.500%	11/1/27	6,175	6,625
	Markel Corp.	3.350%	9/17/29	2,555	2,760
	Markel Corp.	5.000%	4/5/46	4,650	5,908
	Markel Corp.	4.300%	11/1/47	2,200	2,561
	Markel Corp.	5.000%	5/20/49	5,941	7,593
	Markel Corp.	4.150%	9/17/50	620	721
	Markel Corp.	3.450%	5/7/52	7,400	7,663
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,424
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	18,621
100

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	5,909
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,479
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,592
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,390	21,003
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	13,910	13,892
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	2,000	2,019
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	5,364
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	18,400	23,009
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	4,034
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,651
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	11,924	16,059
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,400	2,399
	Mastercard Inc.	3.375%	4/1/24	13,395	14,125
	Mastercard Inc.	2.000%	3/3/25	20,794	21,313
	Mastercard Inc.	2.950%	11/21/26	7,850	8,358
	Mastercard Inc.	3.300%	3/26/27	17,500	18,925
	Mastercard Inc.	3.500%	2/26/28	3,720	4,074
	Mastercard Inc.	2.950%	6/1/29	10,575	11,313
	Mastercard Inc.	3.350%	3/26/30	16,000	17,595
	Mastercard Inc.	1.900%	3/15/31	3,575	3,573
	Mastercard Inc.	2.000%	11/18/31	8,000	7,972
	Mastercard Inc.	3.800%	11/21/46	5,700	6,744
	Mastercard Inc.	3.950%	2/26/48	5,110	6,157
	Mastercard Inc.	3.650%	6/1/49	3,030	3,510
	Mastercard Inc.	3.850%	3/26/50	20,706	24,893
	Mastercard Inc.	2.950%	3/15/51	7,000	7,291
	Mercury General Corp.	4.400%	3/15/27	3,265	3,601
[3]	MetLife Inc.	4.368%	9/15/23	3,275	3,465
	MetLife Inc.	3.600%	4/10/24	15,943	16,863
	MetLife Inc.	3.000%	3/1/25	8,475	8,919
	MetLife Inc.	3.600%	11/13/25	7,891	8,518
	MetLife Inc.	4.550%	3/23/30	22,524	26,643
	MetLife Inc.	6.375%	6/15/34	3,445	4,790
[3]	MetLife Inc.	6.400%	12/15/36	16,231	19,987
[3]	MetLife Inc.	10.750%	8/1/39	500	846
	MetLife Inc.	5.875%	2/6/41	12,142	17,164
	MetLife Inc.	4.125%	8/13/42	18,475	21,863
	MetLife Inc.	4.875%	11/13/43	10,919	14,231
	MetLife Inc.	4.721%	12/15/44	9,535	12,360
	MetLife Inc.	4.050%	3/1/45	1,835	2,185
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,165
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	11,625	11,667
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	22,750	22,864
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,159
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	20,874
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	3,078
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,300	29,634
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	15,337
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	15,000	14,926
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	16,045	16,376
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,951
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	497
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	706
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	30,337	31,500
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	9,375
101

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	42,480	45,378
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	18,650	20,677
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,439
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	10,952
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	29,225	30,853
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	13,998
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,200	12,826
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	9,872
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	25,714	25,702
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	10,969
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	888
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	18,618
	Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,273
[3]	Mizuho Financial Group Inc.	0.849%	9/8/24	200	199
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	4,506	4,708
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	18,381
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,390
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	5,586	5,660
	Mizuho Financial Group Inc.	1.234%	5/22/27	20,000	19,379
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,000	9,821
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	15,833
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,246
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	18,059
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	5,037
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	21,037
	Mizuho Financial Group Inc.	2.172%	5/22/32	20,460	19,876
	Morgan Stanley	4.875%	11/1/22	16,525	17,087
[3]	Morgan Stanley	3.125%	1/23/23	25,025	25,641
[3]	Morgan Stanley	4.100%	5/22/23	30,425	31,696
[3]	Morgan Stanley	0.560%	11/10/23	29,750	29,700
[3]	Morgan Stanley	0.529%	1/25/24	54,711	54,525
	Morgan Stanley	0.731%	4/5/24	18,075	18,017
[3]	Morgan Stanley	3.737%	4/24/24	8,446	8,741
[3]	Morgan Stanley	3.875%	4/29/24	26,540	28,159
[3]	Morgan Stanley	3.700%	10/23/24	26,815	28,565
[3]	Morgan Stanley	0.791%	1/22/25	57,500	56,951
	Morgan Stanley	0.790%	5/30/25	10,000	9,868
[3]	Morgan Stanley	2.720%	7/22/25	1,700	1,752
[3]	Morgan Stanley	4.000%	7/23/25	51,975	56,373
[3]	Morgan Stanley	1.164%	10/21/25	20,000	19,825
	Morgan Stanley	5.000%	11/24/25	50,940	57,021
[3]	Morgan Stanley	3.875%	1/27/26	45,564	49,397
[3]	Morgan Stanley	2.188%	4/28/26	9,400	9,584
[3]	Morgan Stanley	3.125%	7/27/26	52,700	55,869
[3]	Morgan Stanley	6.250%	8/9/26	15,996	19,095
[3]	Morgan Stanley	4.350%	9/8/26	40,070	44,382
	Morgan Stanley	0.985%	12/10/26	12,225	11,859
	Morgan Stanley	3.625%	1/20/27	27,278	29,602
	Morgan Stanley	3.950%	4/23/27	8,255	9,078
	Morgan Stanley	1.593%	5/4/27	22,265	22,037
[3]	Morgan Stanley	1.512%	7/20/27	17,900	17,617
[3]	Morgan Stanley	3.591%	7/22/28	44,833	48,361
[3]	Morgan Stanley	3.772%	1/24/29	2,725	2,967
[3]	Morgan Stanley	4.431%	1/23/30	11,000	12,526
[3]	Morgan Stanley	2.699%	1/22/31	39,555	40,518
102

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley	3.622%	4/1/31	131,400	143,338
[3]	Morgan Stanley	1.794%	2/13/32	60,000	56,857
	Morgan Stanley	7.250%	4/1/32	8,000	11,474
[3]	Morgan Stanley	1.928%	4/28/32	13,850	13,233
[3]	Morgan Stanley	2.239%	7/21/32	20,000	19,595
[3]	Morgan Stanley	2.511%	10/20/32	20,000	19,981
	Morgan Stanley	2.484%	9/16/36	30,000	28,877
[3]	Morgan Stanley	3.971%	7/22/38	4,600	5,236
	Morgan Stanley	3.217%	4/22/42	18,000	18,878
	Morgan Stanley	6.375%	7/24/42	29,625	44,856
	Morgan Stanley	4.300%	1/27/45	37,144	45,660
	Morgan Stanley	4.375%	1/22/47	225	282
[3]	Morgan Stanley	5.597%	3/24/51	22,386	33,427
[3]	Morgan Stanley	2.802%	1/25/52	34,075	33,455
[3]	MUFG Union Bank NA	2.100%	12/9/22	19,290	19,532
[3]	Munich Re America Corp.	7.450%	12/15/26	4,533	5,696
	Nasdaq Inc.	4.250%	6/1/24	4,325	4,601
	Nasdaq Inc.	3.850%	6/30/26	4,350	4,738
	Nasdaq Inc.	1.650%	1/15/31	6,450	6,003
	Nasdaq Inc.	2.500%	12/21/40	9,500	8,794
	Nasdaq Inc.	3.250%	4/28/50	3,288	3,347
	National Australia Bank Ltd.	1.875%	12/13/22	4,816	4,876
	National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,278
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,611
[3]	National Australia Bank Ltd.	2.500%	7/12/26	22,310	23,262
[3]	National Bank of Canada	2.100%	2/1/23	13,165	13,340
[3]	National Bank of Canada	0.550%	11/15/24	7,000	6,921
[7]	Nationwide Building Society	3.900%	7/21/25	2,000	2,160
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	922
	NatWest Group plc	3.875%	9/12/23	32,180	33,555
	NatWest Group plc	6.000%	12/19/23	4,530	4,920
	NatWest Group plc	5.125%	5/28/24	10,893	11,749
[3]	NatWest Group plc	4.519%	6/25/24	22,000	23,022
[3]	NatWest Group plc	4.269%	3/22/25	16,500	17,475
	NatWest Group plc	4.800%	4/5/26	1,700	1,895
[3]	NatWest Group plc	3.073%	5/22/28	33,871	35,296
[3]	NatWest Group plc	4.892%	5/18/29	15,800	18,074
[3]	NatWest Group plc	3.754%	11/1/29	2,825	2,948
[3]	NatWest Group plc	5.076%	1/27/30	30,500	35,384
[3]	NatWest Group plc	4.445%	5/8/30	2,155	2,425
[3]	NatWest Group plc	3.032%	11/28/35	5,000	4,929
	Nomura Holdings Inc.	2.648%	1/16/25	400	412
	Nomura Holdings Inc.	1.851%	7/16/25	13,300	13,309
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	11,801
	Nomura Holdings Inc.	2.172%	7/14/28	10,000	9,798
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	23,051
	Nomura Holdings Inc.	2.608%	7/14/31	6,975	6,876
	Northern Trust Corp.	3.950%	10/30/25	8,750	9,586
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,811
	Northern Trust Corp.	3.150%	5/3/29	4,200	4,520
[3]	Northern Trust Corp.	3.375%	5/8/32	4,950	5,211
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	2,084
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	4,900	4,857
	Old Republic International Corp.	4.875%	10/1/24	5,266	5,730
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,944
103

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Old Republic International Corp.	3.850%	6/11/51	9,000	9,700
	ORIX Corp.	3.250%	12/4/24	2,000	2,106
	ORIX Corp.	3.700%	7/18/27	8,150	8,860
	ORIX Corp.	2.250%	3/9/31	9,000	9,012
	Owl Rock Capital Corp.	5.250%	4/15/24	1,000	1,067
	Owl Rock Capital Corp.	4.000%	3/30/25	4,725	4,920
	Owl Rock Capital Corp.	3.750%	7/22/25	10,347	10,728
	Owl Rock Capital Corp.	4.250%	1/15/26	6,816	7,170
	Owl Rock Capital Corp.	3.400%	7/15/26	8,000	8,149
	Owl Rock Capital Corp.	2.625%	1/15/27	9,900	9,689
	Owl Rock Capital Corp.	2.875%	6/11/28	2,000	1,968
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	3,000	2,941
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	5,051
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	2,120
	People's United Bank NA	4.000%	7/15/24	3,000	3,152
	People's United Financial Inc.	3.650%	12/6/22	5,695	5,801
[3]	PNC Bank NA	2.625%	2/17/22	20,800	20,835
[3]	PNC Bank NA	2.700%	11/1/22	16,088	16,352
[3]	PNC Bank NA	2.950%	1/30/23	4,500	4,601
[3]	PNC Bank NA	3.300%	10/30/24	3,850	4,068
[3]	PNC Bank NA	2.950%	2/23/25	5,750	6,038
[3]	PNC Bank NA	3.250%	6/1/25	14,133	15,019
[3]	PNC Bank NA	4.200%	11/1/25	9,374	10,279
[3]	PNC Bank NA	3.100%	10/25/27	275	294
[3]	PNC Bank NA	3.250%	1/22/28	10,775	11,567
[3]	PNC Bank NA	4.050%	7/26/28	13,750	15,434
[3]	PNC Bank NA	2.700%	10/22/29	3,500	3,613
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,400
	PNC Financial Services Group Inc.	3.500%	1/23/24	17,328	18,146
	PNC Financial Services Group Inc.	3.900%	4/29/24	21,223	22,467
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,000	10,485
	PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	20,531
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	14,584
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	17,484
	PNC Financial Services Group Inc.	2.307%	4/23/32	12,800	12,906
	Principal Financial Group Inc.	3.400%	5/15/25	9,000	9,512
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	19,532
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	3,314
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	5,934
	Principal Financial Group Inc.	6.050%	10/15/36	425	596
	Principal Financial Group Inc.	4.625%	9/15/42	3,000	3,734
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	6,001
	Principal Financial Group Inc.	4.300%	11/15/46	8,219	10,130
	Progressive Corp.	6.625%	3/1/29	2,150	2,786
	Progressive Corp.	3.200%	3/26/30	7,617	8,246
	Progressive Corp.	6.250%	12/1/32	4,000	5,484
	Progressive Corp.	4.350%	4/25/44	3,219	3,948
	Progressive Corp.	4.125%	4/15/47	10,509	12,769
	Progressive Corp.	4.200%	3/15/48	4,196	5,189
	Progressive Corp.	3.950%	3/26/50	12,359	14,939
	Prospect Capital Corp.	5.875%	3/15/23	98	102
	Prospect Capital Corp.	3.706%	1/22/26	10,000	10,181
[3]	Prudential Financial Inc.	3.878%	3/27/28	4,025	4,475
[3]	Prudential Financial Inc.	2.100%	3/10/30	2,000	2,010
[3]	Prudential Financial Inc.	5.750%	7/15/33	2,630	3,419
104

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Prudential Financial Inc.	5.700%	12/14/36	4,720	6,367
[3]	Prudential Financial Inc.	6.625%	12/1/37	3,250	4,717
[3]	Prudential Financial Inc.	3.000%	3/10/40	5,830	6,017
[3]	Prudential Financial Inc.	6.625%	6/21/40	8,020	12,011
[3]	Prudential Financial Inc.	6.200%	11/15/40	1,065	1,481
[3]	Prudential Financial Inc.	5.625%	6/15/43	15,725	16,369
[3]	Prudential Financial Inc.	5.100%	8/15/43	2,775	3,328
[3]	Prudential Financial Inc.	5.200%	3/15/44	7,875	8,287
[3]	Prudential Financial Inc.	4.600%	5/15/44	5,600	6,989
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,850	5,205
[3]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,568
	Prudential Financial Inc.	3.905%	12/7/47	26,333	30,616
[3]	Prudential Financial Inc.	4.418%	3/27/48	250	311
[3]	Prudential Financial Inc.	5.700%	9/15/48	3,000	3,375
	Prudential Financial Inc.	3.935%	12/7/49	14,404	16,867
[3]	Prudential Financial Inc.	3.700%	10/1/50	7,000	7,081
[3]	Prudential Financial Inc.	3.700%	3/13/51	8,700	9,895
	Prudential plc	3.125%	4/14/30	13,340	14,236
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	22,938
	Raymond James Financial Inc.	4.950%	7/15/46	11,555	14,817
	Raymond James Financial Inc.	3.750%	4/1/51	13,000	14,374
[3]	Regions Bank	6.450%	6/26/37	1,514	2,117
	Regions Financial Corp.	2.250%	5/18/25	8,100	8,276
	Regions Financial Corp.	1.800%	8/12/28	4,000	3,917
	Regions Financial Corp.	7.375%	12/10/37	7,000	10,542
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,586
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,630
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	9,163
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	4,502
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,655
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,784
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,107
[3]	Royal Bank of Canada	2.750%	2/1/22	13,000	13,025
[3]	Royal Bank of Canada	2.800%	4/29/22	24,000	24,192
[3]	Royal Bank of Canada	1.950%	1/17/23	7,745	7,852
[3]	Royal Bank of Canada	1.600%	4/17/23	17,392	17,586
[3]	Royal Bank of Canada	3.700%	10/5/23	8,800	9,229
[3]	Royal Bank of Canada	0.425%	1/19/24	11,625	11,485
[3]	Royal Bank of Canada	2.550%	7/16/24	7,800	8,064
	Royal Bank of Canada	0.650%	7/29/24	10,000	9,864
[3]	Royal Bank of Canada	0.750%	10/7/24	8,800	8,711
[3]	Royal Bank of Canada	2.250%	11/1/24	35,000	35,978
[3]	Royal Bank of Canada	1.150%	6/10/25	18,645	18,481
[3]	Royal Bank of Canada	0.875%	1/20/26	12,800	12,461
[3]	Royal Bank of Canada	4.650%	1/27/26	6,400	7,114
	Royal Bank of Canada	1.200%	4/27/26	10,000	9,830
[3]	Royal Bank of Canada	1.400%	11/2/26	7,700	7,595
[3]	Royal Bank of Canada	2.300%	11/3/31	38,500	38,657
	Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,651
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,214
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	20,029
	Santander Holdings USA Inc.	3.244%	10/5/26	34,332	35,998
	Santander Holdings USA Inc.	4.400%	7/13/27	37,150	40,825
	Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,003
[3]	Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,459
105

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander UK Group Holdings plc	1.089%	3/15/25	25,370	25,143
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	9,844
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,292
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	8,084
	Santander UK plc	2.100%	1/13/23	12,696	12,875
	Santander UK plc	4.000%	3/13/24	14,850	15,723
	Santander UK plc	2.875%	6/18/24	3,997	4,138
	Selective Insurance Group Inc.	5.375%	3/1/49	2,735	3,625
[3]	Signature Bank	4.000%	10/15/30	2,000	2,122
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,800	2,927
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	711	706
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	12,500	12,556
[7]	Societe Generale SA	3.000%	1/22/30	2,000	2,069
[7]	Standard Chartered plc	4.644%	4/1/31	2,000	2,268
	State Street Corp.	3.100%	5/15/23	19,007	19,605
	State Street Corp.	3.700%	11/20/23	373	393
[3]	State Street Corp.	3.776%	12/3/24	5,800	6,107
	State Street Corp.	3.300%	12/16/24	5,000	5,326
	State Street Corp.	3.550%	8/18/25	24,325	26,239
[3]	State Street Corp.	2.354%	11/1/25	15,115	15,573
	State Street Corp.	2.901%	3/30/26	2,000	2,093
	State Street Corp.	2.650%	5/19/26	14,355	15,129
[3]	State Street Corp.	4.141%	12/3/29	2,250	2,555
	State Street Corp.	2.400%	1/24/30	16,130	16,605
	State Street Corp.	2.200%	3/3/31	5,000	4,984
[3]	State Street Corp.	3.031%	11/1/34	4,850	5,030
	Stewart Information Services Corp.	3.600%	11/15/31	2,900	2,938
	Stifel Financial Corp.	4.250%	7/18/24	9,738	10,370
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	562
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,593
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	6,202
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	9,890
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,798
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,300	7,468
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,424
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,630
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,000	9,882
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	41,428	42,808
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	34,640
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	4,715	4,830
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	10,000	9,946
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	9,577	9,289
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	20,330	21,937
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	18,563
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	10,175	9,937
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	17,276
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,146
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	5,741
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	15,590
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	9,720
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,600	12,360
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	4,046
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	26,540
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	14,977
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	13,920
106

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	8,142
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	19,130
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	5,000	4,711
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	4,000	3,918
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	4,623
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	10,000	9,789
	SVB Financial Group	3.500%	1/29/25	3,611	3,814
	SVB Financial Group	1.800%	10/28/26	10,000	9,968
	SVB Financial Group	2.100%	5/15/28	2,820	2,822
	SVB Financial Group	3.125%	6/5/30	3,000	3,150
	SVB Financial Group	1.800%	2/2/31	7,700	7,297
	Swiss Re America Holding Corp.	7.000%	2/15/26	2,175	2,624
	Synchrony Financial	4.375%	3/19/24	1,625	1,717
	Synchrony Financial	4.250%	8/15/24	2,350	2,491
	Synchrony Financial	4.500%	7/23/25	18,295	19,779
	Synchrony Financial	3.700%	8/4/26	4,325	4,599
	Synchrony Financial	3.950%	12/1/27	7,065	7,596
	Synchrony Financial	5.150%	3/19/29	10,630	12,225
[3]	Synovus Bank	2.289%	2/10/23	1,750	1,752
	TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	10,796
[3]	Toronto-Dominion Bank	1.900%	12/1/22	10,700	10,834
[3]	Toronto-Dominion Bank	0.250%	1/6/23	12,550	12,512
[3]	Toronto-Dominion Bank	0.750%	6/12/23	27,545	27,549
[3]	Toronto-Dominion Bank	3.500%	7/19/23	7,036	7,332
	Toronto-Dominion Bank	0.550%	3/4/24	15,000	14,838
[3]	Toronto-Dominion Bank	3.250%	3/11/24	19,900	20,839
[3]	Toronto-Dominion Bank	2.650%	6/12/24	7,500	7,778
	Toronto-Dominion Bank	1.250%	12/13/24	2,000	2,001
[3]	Toronto-Dominion Bank	1.150%	6/12/25	12,000	11,908
[3]	Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,795
[3]	Toronto-Dominion Bank	0.750%	1/6/26	8,350	8,100
[3]	Toronto-Dominion Bank	1.250%	9/10/26	2,475	2,432
[3]	Toronto-Dominion Bank	2.000%	9/10/31	10,000	9,855
[3]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	6,874
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	6,447
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,665
[3]	Travelers Cos. Inc.	6.250%	6/15/37	8,380	12,020
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	7,302
	Travelers Cos. Inc.	4.600%	8/1/43	2,068	2,632
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,545
	Travelers Cos. Inc.	3.750%	5/15/46	12,285	14,177
	Travelers Cos. Inc.	4.000%	5/30/47	9,952	11,929
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	2,052
	Travelers Cos. Inc.	2.550%	4/27/50	7,280	6,943
	Travelers Cos. Inc.	3.050%	6/8/51	9,900	10,391
	Travelers Property Casualty Corp.	6.375%	3/15/33	535	746
	Trinity Acquisition plc	4.400%	3/15/26	6,788	7,438
[3]	Truist Bank	3.000%	2/2/23	6,675	6,825
[3]	Truist Bank	2.750%	5/1/23	2,150	2,204
[3]	Truist Bank	3.200%	4/1/24	49,615	51,944
[3]	Truist Bank	3.689%	8/2/24	8,900	9,283
[3]	Truist Bank	2.150%	12/6/24	10,310	10,627
[3]	Truist Bank	1.500%	3/10/25	400	403
[3]	Truist Bank	3.625%	9/16/25	9,909	10,604
[3]	Truist Bank	4.050%	11/3/25	14,588	15,953
107

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Truist Bank	3.300%	5/15/26	8,024	8,540
[3]	Truist Bank	3.800%	10/30/26	3,450	3,754
[3]	Truist Bank	2.636%	9/17/29	250	257
[3]	Truist Bank	2.250%	3/11/30	16,444	16,415
[3]	Truist Financial Corp.	2.750%	4/1/22	7,000	7,026
[3]	Truist Financial Corp.	3.750%	12/6/23	4,100	4,309
[3]	Truist Financial Corp.	2.500%	8/1/24	12,525	12,936
[3]	Truist Financial Corp.	2.850%	10/26/24	19,544	20,432
	Truist Financial Corp.	4.000%	5/1/25	9,092	9,817
[3]	Truist Financial Corp.	3.700%	6/5/25	15,098	16,228
[3]	Truist Financial Corp.	1.200%	8/5/25	3,251	3,230
[3]	Truist Financial Corp.	1.267%	3/2/27	12,105	11,864
[3]	Truist Financial Corp.	1.125%	8/3/27	19,085	18,471
[3]	Truist Financial Corp.	3.875%	3/19/29	6,609	7,284
[3]	Truist Financial Corp.	1.887%	6/7/29	2,425	2,387
[3]	Truist Financial Corp.	1.950%	6/5/30	6,643	6,561
[7]	UBS Group AG	3.126%	8/13/30	3,955	4,141
	Unum Group	4.000%	3/15/24	3,300	3,484
	Unum Group	4.000%	6/15/29	2,000	2,211
	Unum Group	5.750%	8/15/42	6,143	7,546
	Unum Group	4.500%	12/15/49	4,839	5,183
	Unum Group	4.125%	6/15/51	7,000	7,128
[3]	US Bancorp	3.000%	3/15/22	4,225	4,238
[3]	US Bancorp	3.700%	1/30/24	13,050	13,773
	US Bancorp	3.375%	2/5/24	11,500	12,059
	US Bancorp	2.400%	7/30/24	13,750	14,210
[3]	US Bancorp	3.600%	9/11/24	2,490	2,645
	US Bancorp	1.450%	5/12/25	8,400	8,440
[3]	US Bancorp	3.950%	11/17/25	17,746	19,402
[3]	US Bancorp	3.100%	4/27/26	4,450	4,711
[3]	US Bancorp	2.375%	7/22/26	17,025	17,697
[3]	US Bancorp	3.150%	4/27/27	11,275	12,092
[3]	US Bancorp	3.900%	4/26/28	4,475	5,026
[3]	US Bancorp	3.000%	7/30/29	9,425	9,949
[3]	US Bancorp	1.375%	7/22/30	8,575	8,078
	US Bank NA	1.950%	1/9/23	10,950	11,090
[3]	US Bank NA	2.850%	1/23/23	4,625	4,725
[3]	US Bank NA	3.400%	7/24/23	7,825	8,134
[3]	US Bank NA	2.050%	1/21/25	8,000	8,186
[3]	US Bank NA	2.800%	1/27/25	23,016	24,024
	Visa Inc.	2.800%	12/14/22	16,775	17,082
	Visa Inc.	3.150%	12/14/25	49,932	53,293
	Visa Inc.	1.900%	4/15/27	15,925	16,185
	Visa Inc.	0.750%	8/15/27	7,500	7,217
	Visa Inc.	2.750%	9/15/27	10,550	11,157
	Visa Inc.	2.050%	4/15/30	19,205	19,415
	Visa Inc.	1.100%	2/15/31	8,200	7,656
	Visa Inc.	4.150%	12/14/35	18,730	22,425
	Visa Inc.	2.700%	4/15/40	11,951	12,202
	Visa Inc.	4.300%	12/14/45	34,660	43,622
	Visa Inc.	3.650%	9/15/47	6,950	8,089
	Visa Inc.	2.000%	8/15/50	16,869	14,830
	Voya Financial Inc.	3.650%	6/15/26	3,050	3,289
	Voya Financial Inc.	5.700%	7/15/43	4,550	6,231
	Voya Financial Inc.	4.800%	6/15/46	1,935	2,425
108

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Voya Financial Inc.	4.700%	1/23/48	12,000	12,130
	W R Berkley Corp.	6.250%	2/15/37	150	199
	W R Berkley Corp.	4.750%	8/1/44	3,280	4,097
	W R Berkley Corp.	4.000%	5/12/50	4,000	4,608
	W R Berkley Corp.	3.550%	3/30/52	8,000	8,729
	W R Berkley Corp.	3.150%	9/30/61	10,500	10,077
	Wachovia Corp.	6.605%	10/1/25	1,150	1,340
	Wachovia Corp.	7.500%	4/15/35	500	728
	Wachovia Corp.	5.500%	8/1/35	5,725	7,260
	Wachovia Corp.	6.550%	10/15/35	250	336
[3]	Wells Fargo & Co.	3.450%	2/13/23	23,387	24,052
	Wells Fargo & Co.	4.125%	8/15/23	26,812	28,128
	Wells Fargo & Co.	4.480%	1/16/24	6,800	7,241
[3]	Wells Fargo & Co.	3.750%	1/24/24	24,710	25,962
[3]	Wells Fargo & Co.	1.654%	6/2/24	52,875	53,319
[3]	Wells Fargo & Co.	3.000%	2/19/25	12,000	12,540
[3]	Wells Fargo & Co.	3.550%	9/29/25	12,672	13,531
[3]	Wells Fargo & Co.	2.406%	10/30/25	56,150	57,538
[3]	Wells Fargo & Co.	2.164%	2/11/26	40,526	41,196
	Wells Fargo & Co.	3.000%	4/22/26	54,060	56,820
[3]	Wells Fargo & Co.	2.188%	4/30/26	10,000	10,189
[3]	Wells Fargo & Co.	4.100%	6/3/26	27,600	30,098
	Wells Fargo & Co.	3.000%	10/23/26	37,703	39,655
[3]	Wells Fargo & Co.	3.196%	6/17/27	15,000	15,842
[3]	Wells Fargo & Co.	4.300%	7/22/27	2,625	2,934
[3]	Wells Fargo & Co.	3.584%	5/22/28	879	945
[3]	Wells Fargo & Co.	2.393%	6/2/28	18,480	18,786
[3]	Wells Fargo & Co.	4.150%	1/24/29	2,705	3,024
[3]	Wells Fargo & Co.	2.879%	10/30/30	31,977	33,245
[3]	Wells Fargo & Co.	2.572%	2/11/31	8,855	9,038
[3]	Wells Fargo & Co.	4.478%	4/4/31	88,460	102,570
[3]	Wells Fargo & Co.	5.950%	12/15/36	2,025	2,740
[3]	Wells Fargo & Co.	3.068%	4/30/41	35,950	36,780
	Wells Fargo & Co.	5.375%	11/2/43	31,354	41,182
	Wells Fargo & Co.	5.606%	1/15/44	17,195	23,213
[3]	Wells Fargo & Co.	4.650%	11/4/44	32,218	39,036
	Wells Fargo & Co.	3.900%	5/1/45	13,742	15,744
[3]	Wells Fargo & Co.	4.900%	11/17/45	20,371	25,676
[3]	Wells Fargo & Co.	4.400%	6/14/46	7,400	8,759
[3]	Wells Fargo & Co.	4.750%	12/7/46	17,941	22,315
[3]	Wells Fargo & Co.	5.013%	4/4/51	69,163	94,521
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	4,976
[3]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	15,193
[3]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	15,478
	Western Union Co.	2.850%	1/10/25	5,025	5,205
	Western Union Co.	1.350%	3/15/26	6,000	5,890
	Western Union Co.	2.750%	3/15/31	4,000	3,961
	Western Union Co.	6.200%	11/17/36	5,140	6,314
	Western Union Co.	6.200%	6/21/40	1,430	1,782
	Westpac Banking Corp.	2.750%	1/11/23	9,900	10,111
	Westpac Banking Corp.	2.000%	1/13/23	9,500	9,631
	Westpac Banking Corp.	3.650%	5/15/23	7,400	7,695
	Westpac Banking Corp.	3.300%	2/26/24	2,250	2,362
	Westpac Banking Corp.	1.019%	11/18/24	6,000	5,978
[7]	Westpac Banking Corp.	2.000%	1/16/25	200	205
109

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	2.350%	2/19/25	6,208	6,409
	Westpac Banking Corp.	2.850%	5/13/26	38,397	40,506
	Westpac Banking Corp.	2.700%	8/19/26	16,621	17,470
	Westpac Banking Corp.	3.350%	3/8/27	11,900	12,849
	Westpac Banking Corp.	3.400%	1/25/28	150	163
	Westpac Banking Corp.	1.953%	11/20/28	9,395	9,360
	Westpac Banking Corp.	2.650%	1/16/30	9,250	9,632
[3]	Westpac Banking Corp.	2.894%	2/4/30	31,225	31,882
[3]	Westpac Banking Corp.	4.322%	11/23/31	21,460	23,217
	Westpac Banking Corp.	4.110%	7/24/34	9,021	9,731
	Westpac Banking Corp.	2.668%	11/15/35	20,000	19,498
	Westpac Banking Corp.	3.020%	11/18/36	8,010	7,924
	Westpac Banking Corp.	4.421%	7/24/39	125	147
	Westpac Banking Corp.	2.963%	11/16/40	23,750	23,238
	Westpac Banking Corp.	3.133%	11/18/41	10,000	9,926
	Willis North America Inc.	3.600%	5/15/24	5,910	6,194
	Willis North America Inc.	4.500%	9/15/28	5,800	6,488
	Willis North America Inc.	2.950%	9/15/29	4,753	4,879
	Willis North America Inc.	5.050%	9/15/48	5,093	6,471
	Willis North America Inc.	3.875%	9/15/49	8,925	9,702
	XLIT Ltd.	4.450%	3/31/25	2,150	2,334
	XLIT Ltd.	5.250%	12/15/43	4,850	6,674
	XLIT Ltd.	5.500%	3/31/45	4,350	5,966
	Zions Bancorp NA	3.250%	10/29/29	3,090	3,195
					20,275,155
Health Care (3.1%)
	Abbott Laboratories	3.400%	11/30/23	14,185	14,822
	Abbott Laboratories	2.950%	3/15/25	13,868	14,571
	Abbott Laboratories	3.875%	9/15/25	12,146	13,188
	Abbott Laboratories	3.750%	11/30/26	15,486	17,110
	Abbott Laboratories	1.150%	1/30/28	6,500	6,319
	Abbott Laboratories	1.400%	6/30/30	4,000	3,860
	Abbott Laboratories	4.750%	11/30/36	22,460	28,674
	Abbott Laboratories	6.150%	11/30/37	3,830	5,646
	Abbott Laboratories	6.000%	4/1/39	950	1,376
	Abbott Laboratories	5.300%	5/27/40	1,951	2,685
	Abbott Laboratories	4.750%	4/15/43	4,425	5,755
	Abbott Laboratories	4.900%	11/30/46	42,572	58,432
	AbbVie Inc.	2.900%	11/6/22	36,362	37,027
	AbbVie Inc.	3.200%	11/6/22	26,491	26,936
	AbbVie Inc.	2.300%	11/21/22	26,825	27,206
	AbbVie Inc.	2.800%	3/15/23	650	662
	AbbVie Inc.	2.850%	5/14/23	13,825	14,139
	AbbVie Inc.	3.750%	11/14/23	13,300	13,940
	AbbVie Inc.	3.850%	6/15/24	17,975	19,004
	AbbVie Inc.	2.600%	11/21/24	31,465	32,634
	AbbVie Inc.	3.800%	3/15/25	33,973	36,241
	AbbVie Inc.	3.600%	5/14/25	34,698	36,874
	AbbVie Inc.	3.200%	5/14/26	17,230	18,228
	AbbVie Inc.	2.950%	11/21/26	32,215	33,935
	AbbVie Inc.	4.250%	11/14/28	10,945	12,362
	AbbVie Inc.	3.200%	11/21/29	60,593	64,867
	AbbVie Inc.	4.550%	3/15/35	15,987	19,114
	AbbVie Inc.	4.500%	5/14/35	24,825	29,675
	AbbVie Inc.	4.300%	5/14/36	16,275	19,127
110

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.050%	11/21/39	57,357	65,749
	AbbVie Inc.	4.625%	10/1/42	7,810	9,524
	AbbVie Inc.	4.400%	11/6/42	20,693	24,826
	AbbVie Inc.	4.850%	6/15/44	18,816	23,587
	AbbVie Inc.	4.750%	3/15/45	4,083	5,074
	AbbVie Inc.	4.700%	5/14/45	38,543	47,660
	AbbVie Inc.	4.450%	5/14/46	25,578	30,906
	AbbVie Inc.	4.875%	11/14/48	5,041	6,525
	AbbVie Inc.	4.250%	11/21/49	74,604	89,569
	Adventist Health System	2.952%	3/1/29	4,420	4,623
	Adventist Health System	3.630%	3/1/49	4,995	5,548
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,565
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	775
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	5,092
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	3,630
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,100	3,231
	Aetna Inc.	2.750%	11/15/22	10,160	10,292
	Aetna Inc.	2.800%	6/15/23	14,700	15,062
	Aetna Inc.	3.500%	11/15/24	6,500	6,866
	Aetna Inc.	6.625%	6/15/36	5,400	7,708
	Aetna Inc.	6.750%	12/15/37	5,500	7,982
	Aetna Inc.	4.500%	5/15/42	4,325	5,098
	Aetna Inc.	4.125%	11/15/42	9,025	10,219
	Aetna Inc.	4.750%	3/15/44	3,520	4,331
	Aetna Inc.	3.875%	8/15/47	19,727	22,039
	Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,120
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	7,078
	Agilent Technologies Inc.	2.750%	9/15/29	1,000	1,034
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	3,109
	Agilent Technologies Inc.	2.300%	3/12/31	10,000	9,900
	AHS Hospital Corp.	5.024%	7/1/45	3,300	4,495
[3]	AHS Hospital Corp.	2.780%	7/1/51	5,000	4,951
[3]	Allina Health System	3.887%	4/15/49	3,750	4,402
	AmerisourceBergen Corp.	0.737%	3/15/23	4,000	3,990
	AmerisourceBergen Corp.	3.400%	5/15/24	17,375	18,171
	AmerisourceBergen Corp.	3.250%	3/1/25	5,725	6,011
	AmerisourceBergen Corp.	3.450%	12/15/27	6,525	7,030
	AmerisourceBergen Corp.	2.800%	5/15/30	7,250	7,454
	AmerisourceBergen Corp.	2.700%	3/15/31	10,700	10,824
	AmerisourceBergen Corp.	4.250%	3/1/45	7,132	8,127
	AmerisourceBergen Corp.	4.300%	12/15/47	7,675	9,008
	Amgen Inc.	2.250%	8/19/23	2,100	2,143
	Amgen Inc.	3.625%	5/22/24	17,688	18,641
	Amgen Inc.	1.900%	2/21/25	6,855	6,970
	Amgen Inc.	3.125%	5/1/25	3,100	3,264
	Amgen Inc.	2.600%	8/19/26	21,425	22,333
	Amgen Inc.	2.200%	2/21/27	16,307	16,685
	Amgen Inc.	3.200%	11/2/27	4,430	4,767
	Amgen Inc.	1.650%	8/15/28	16,000	15,683
	Amgen Inc.	2.450%	2/21/30	10,955	11,150
	Amgen Inc.	2.300%	2/25/31	14,172	14,234
	Amgen Inc.	2.000%	1/15/32	12,975	12,547
	Amgen Inc.	3.150%	2/21/40	23,544	24,094
	Amgen Inc.	2.800%	8/15/41	19,975	19,323
	Amgen Inc.	4.950%	10/1/41	10,860	13,601
111

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.150%	11/15/41	3,478	4,451
	Amgen Inc.	4.400%	5/1/45	28,705	34,257
	Amgen Inc.	4.563%	6/15/48	5,023	6,220
	Amgen Inc.	3.375%	2/21/50	29,625	30,772
	Amgen Inc.	4.663%	6/15/51	41,193	52,440
	Amgen Inc.	3.000%	1/15/52	24,394	23,782
	Amgen Inc.	2.770%	9/1/53	6,693	6,273
	Anthem Inc.	2.950%	12/1/22	6,500	6,625
	Anthem Inc.	3.300%	1/15/23	11,621	11,935
	Anthem Inc.	3.500%	8/15/24	15,182	16,034
	Anthem Inc.	3.350%	12/1/24	8,272	8,740
	Anthem Inc.	2.375%	1/15/25	6,000	6,175
	Anthem Inc.	3.650%	12/1/27	31,571	34,651
	Anthem Inc.	4.101%	3/1/28	9,466	10,548
	Anthem Inc.	2.875%	9/15/29	6,955	7,274
	Anthem Inc.	2.250%	5/15/30	30,808	30,742
	Anthem Inc.	2.550%	3/15/31	12,034	12,309
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,200	1,607
	Anthem Inc.	6.375%	6/15/37	5,865	8,314
	Anthem Inc.	4.625%	5/15/42	9,815	12,222
	Anthem Inc.	4.650%	1/15/43	10,195	12,730
	Anthem Inc.	5.100%	1/15/44	10,855	14,329
	Anthem Inc.	4.650%	8/15/44	9,592	12,013
	Anthem Inc.	4.375%	12/1/47	14,777	18,111
	Anthem Inc.	4.550%	3/1/48	5,240	6,555
	Anthem Inc.	3.125%	5/15/50	17,675	18,199
	Anthem Inc.	3.600%	3/15/51	8,100	9,006
	Anthem Inc.	4.850%	8/15/54	2,720	3,528
[3]	Ascension Health	2.532%	11/15/29	12,426	12,945
[3]	Ascension Health	3.106%	11/15/39	9,450	10,068
	Ascension Health	3.945%	11/15/46	8,010	9,868
[3]	Ascension Health	4.847%	11/15/53	6,500	9,244
	AstraZeneca Finance LLC	0.700%	5/28/24	13,110	13,009
	AstraZeneca Finance LLC	1.200%	5/28/26	5,000	4,939
	AstraZeneca Finance LLC	1.750%	5/28/28	13,000	12,916
	AstraZeneca Finance LLC	2.250%	5/28/31	10,000	10,107
	AstraZeneca plc	0.300%	5/26/23	10,125	10,067
	AstraZeneca plc	3.500%	8/17/23	12,260	12,789
	AstraZeneca plc	3.375%	11/16/25	21,737	23,324
	AstraZeneca plc	0.700%	4/8/26	13,105	12,675
	AstraZeneca plc	4.000%	1/17/29	5,400	6,088
	AstraZeneca plc	1.375%	8/6/30	16,361	15,442
	AstraZeneca plc	6.450%	9/15/37	24,447	36,045
	AstraZeneca plc	4.000%	9/18/42	11,275	13,444
	AstraZeneca plc	4.375%	11/16/45	10,900	13,933
	AstraZeneca plc	4.375%	8/17/48	5,550	7,159
	AstraZeneca plc	2.125%	8/6/50	7,700	6,845
	AstraZeneca plc	3.000%	5/28/51	17,090	17,978
	Banner Health	2.338%	1/1/30	5,000	5,063
	Banner Health	1.897%	1/1/31	1,000	969
	Banner Health	2.907%	1/1/42	3,500	3,553
[3]	Banner Health	3.181%	1/1/50	3,420	3,628
	Banner Health	2.913%	1/1/51	3,150	3,200
112

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,950	2,754
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	5,250	5,675
	Baxalta Inc.	3.600%	6/23/22	3,605	3,637
	Baxalta Inc.	4.000%	6/23/25	8,678	9,348
	Baxalta Inc.	5.250%	6/23/45	4,188	5,569
[7]	Baxter International Inc.	0.868%	12/1/23	10,700	10,657
[7]	Baxter International Inc.	1.322%	11/29/24	15,700	15,687
	Baxter International Inc.	2.600%	8/15/26	2,789	2,896
[7]	Baxter International Inc.	1.915%	2/1/27	16,400	16,464
[7]	Baxter International Inc.	2.272%	12/1/28	13,000	13,104
	Baxter International Inc.	3.950%	4/1/30	6,025	6,724
	Baxter International Inc.	1.730%	4/1/31	9,375	8,964
[7]	Baxter International Inc.	2.539%	2/1/32	30,000	30,309
	Baxter International Inc.	3.500%	8/15/46	2,725	2,967
[7]	Baxter International Inc.	3.132%	12/1/51	17,995	18,563
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,785
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	3,194
	Baylor Scott & White Holdings	4.185%	11/15/45	4,355	5,334
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	10,451
	Becton Dickinson & Co.	3.363%	6/6/24	7,278	7,620
	Becton Dickinson & Co.	3.734%	12/15/24	3,684	3,918
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	22,746
	Becton Dickinson & Co.	2.823%	5/20/30	13,840	14,331
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	9,638
	Becton Dickinson & Co.	4.875%	5/15/44	940	1,113
	Becton Dickinson & Co.	4.685%	12/15/44	9,915	12,467
	Becton Dickinson & Co.	4.669%	6/6/47	14,645	18,456
	Becton Dickinson & Co.	3.794%	5/20/50	5,000	5,628
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,000	1,985
	Biogen Inc.	4.050%	9/15/25	24,320	26,406
	Biogen Inc.	2.250%	5/1/30	24,575	24,218
	Biogen Inc.	3.150%	5/1/50	21,909	21,351
[7]	Biogen Inc.	3.250%	2/15/51	15,464	15,326
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,734
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	2,725	2,670
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	3,396
	Boston Scientific Corp.	3.450%	3/1/24	8,370	8,755
	Boston Scientific Corp.	3.850%	5/15/25	5,075	5,457
	Boston Scientific Corp.	1.900%	6/1/25	5,700	5,772
	Boston Scientific Corp.	3.750%	3/1/26	26,753	28,805
	Boston Scientific Corp.	4.000%	3/1/29	15,115	16,786
	Boston Scientific Corp.	2.650%	6/1/30	9,425	9,602
	Boston Scientific Corp.	6.750%	11/15/35	5,295	7,369
	Boston Scientific Corp.	4.550%	3/1/39	8,175	9,775
	Boston Scientific Corp.	7.375%	1/15/40	1,650	2,573
	Boston Scientific Corp.	4.700%	3/1/49	17,045	21,649
	Bristol-Myers Squibb Co.	2.750%	2/15/23	9,365	9,564
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,437
	Bristol-Myers Squibb Co.	0.537%	11/13/23	12,964	12,898
	Bristol-Myers Squibb Co.	2.900%	7/26/24	61,635	64,433
	Bristol-Myers Squibb Co.	3.875%	8/15/25	43,749	47,363
	Bristol-Myers Squibb Co.	0.750%	11/13/25	8,500	8,311
	Bristol-Myers Squibb Co.	3.200%	6/15/26	52,602	56,478
	Bristol-Myers Squibb Co.	1.125%	11/13/27	1,810	1,763
113

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	3.450%	11/15/27	15,341	16,776
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	24,066
	Bristol-Myers Squibb Co.	3.400%	7/26/29	40,212	43,984
	Bristol-Myers Squibb Co.	1.450%	11/13/30	7,000	6,665
	Bristol-Myers Squibb Co.	4.125%	6/15/39	20,175	23,863
	Bristol-Myers Squibb Co.	2.350%	11/13/40	7,200	6,817
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	11,594
	Bristol-Myers Squibb Co.	4.625%	5/15/44	6,014	7,672
	Bristol-Myers Squibb Co.	5.000%	8/15/45	13,948	18,574
	Bristol-Myers Squibb Co.	4.350%	11/15/47	13,200	16,366
	Bristol-Myers Squibb Co.	4.550%	2/20/48	20,598	26,329
	Bristol-Myers Squibb Co.	4.250%	10/26/49	43,580	53,906
	Bristol-Myers Squibb Co.	2.550%	11/13/50	13,500	12,803
	Cardinal Health Inc.	3.200%	3/15/23	4,450	4,565
	Cardinal Health Inc.	3.079%	6/15/24	4,312	4,472
	Cardinal Health Inc.	3.500%	11/15/24	4,000	4,217
	Cardinal Health Inc.	3.750%	9/15/25	1,975	2,119
	Cardinal Health Inc.	3.410%	6/15/27	4,520	4,852
	Cardinal Health Inc.	4.600%	3/15/43	4,150	4,791
	Cardinal Health Inc.	4.500%	11/15/44	3,275	3,704
	Cardinal Health Inc.	4.900%	9/15/45	4,080	4,903
	Cardinal Health Inc.	4.368%	6/15/47	4,950	5,589
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	6,046
	Children's Health System of Texas	2.511%	8/15/50	4,150	3,902
[3]	Children's Hospital	2.928%	7/15/50	4,575	4,495
[3]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,937
[3]	Children's Hospital Corp.	2.585%	2/1/50	2,000	1,919
	Children's Hospital Medical Center	4.268%	5/15/44	1,300	1,633
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	4,125	4,024
[3]	CHRISTUS Health	4.341%	7/1/28	5,100	5,749
[3]	Cigna Corp.	3.050%	11/30/22	5,500	5,606
[3]	Cigna Corp.	3.000%	7/15/23	14,000	14,406
	Cigna Corp.	3.750%	7/15/23	8,438	8,782
[3]	Cigna Corp.	3.500%	6/15/24	6,330	6,644
[3]	Cigna Corp.	3.250%	4/15/25	21,352	22,497
	Cigna Corp.	4.125%	11/15/25	3,160	3,460
[3]	Cigna Corp.	4.500%	2/25/26	19,300	21,385
	Cigna Corp.	1.250%	3/15/26	7,500	7,403
[3]	Cigna Corp.	3.400%	3/1/27	22,690	24,416
[3]	Cigna Corp.	7.875%	5/15/27	362	467
	Cigna Corp.	4.375%	10/15/28	19,071	21,680
	Cigna Corp.	2.400%	3/15/30	32,670	32,895
	Cigna Corp.	2.375%	3/15/31	17,410	17,482
	Cigna Corp.	4.800%	8/15/38	26,555	32,640
	Cigna Corp.	3.200%	3/15/40	10,600	10,948
[3]	Cigna Corp.	6.125%	11/15/41	4,534	6,493
[3]	Cigna Corp.	5.375%	2/15/42	550	697
[3]	Cigna Corp.	4.800%	7/15/46	13,715	17,312
[3]	Cigna Corp.	3.875%	10/15/47	17,904	19,877
	Cigna Corp.	4.900%	12/15/48	28,515	36,820
	Cigna Corp.	3.400%	3/15/50	29,105	30,358
	Cigna Corp.	3.400%	3/15/51	12,500	13,141
[3]	City of Hope	5.623%	11/15/43	2,000	2,803
[3]	City of Hope	4.378%	8/15/48	7,375	9,206
114

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CommonSpirit Health	2.950%	11/1/22	3,225	3,281
	CommonSpirit Health	2.760%	10/1/24	5,000	5,164
	CommonSpirit Health	1.547%	10/1/25	3,285	3,257
	CommonSpirit Health	3.347%	10/1/29	7,925	8,425
	CommonSpirit Health	2.782%	10/1/30	3,375	3,461
[3]	CommonSpirit Health	4.350%	11/1/42	4,635	5,302
	CommonSpirit Health	3.817%	10/1/49	6,270	7,196
	CommonSpirit Health	4.187%	10/1/49	3,300	3,848
	CommonSpirit Health	3.910%	10/1/50	4,615	5,147
[3]	Community Health Network Inc.	3.099%	5/1/50	8,250	8,228
[3]	Cottage Health Obligated Group	3.304%	11/1/49	5,210	5,579
	CVS Health Corp.	2.750%	12/1/22	10,490	10,636
	CVS Health Corp.	4.750%	12/1/22	9,000	9,235
	CVS Health Corp.	3.375%	8/12/24	16,365	17,200
	CVS Health Corp.	3.875%	7/20/25	39,564	42,556
	CVS Health Corp.	2.875%	6/1/26	18,860	19,757
	CVS Health Corp.	3.000%	8/15/26	7,000	7,373
	CVS Health Corp.	3.625%	4/1/27	6,100	6,617
	CVS Health Corp.	1.300%	8/21/27	27,339	26,535
	CVS Health Corp.	4.300%	3/25/28	29,923	33,602
	CVS Health Corp.	3.250%	8/15/29	34,630	36,919
	CVS Health Corp.	3.750%	4/1/30	18,347	20,148
	CVS Health Corp.	1.750%	8/21/30	26,925	25,697
	CVS Health Corp.	1.875%	2/28/31	10,000	9,595
	CVS Health Corp.	2.125%	9/15/31	10,000	9,802
	CVS Health Corp.	4.875%	7/20/35	8,475	10,395
	CVS Health Corp.	4.780%	3/25/38	53,100	64,701
	CVS Health Corp.	6.125%	9/15/39	4,950	6,890
	CVS Health Corp.	4.125%	4/1/40	18,475	21,152
	CVS Health Corp.	2.700%	8/21/40	11,350	10,901
	CVS Health Corp.	5.300%	12/5/43	11,043	14,556
	CVS Health Corp.	5.125%	7/20/45	46,099	59,940
	CVS Health Corp.	5.050%	3/25/48	88,980	116,426
	CVS Health Corp.	4.250%	4/1/50	6,900	8,332
	Danaher Corp.	3.350%	9/15/25	4,300	4,584
	Danaher Corp.	4.375%	9/15/45	5,975	7,383
	Danaher Corp.	2.600%	10/1/50	12,850	12,241
	Danaher Corp.	2.800%	12/10/51	4,500	4,452
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,740
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	6,863
	DH Europe Finance II Sarl	2.050%	11/15/22	11,115	11,248
	DH Europe Finance II Sarl	2.200%	11/15/24	9,727	9,947
	DH Europe Finance II Sarl	2.600%	11/15/29	12,000	12,388
	DH Europe Finance II Sarl	3.250%	11/15/39	19,480	20,746
	Dignity Health	3.125%	11/1/22	950	966
	Dignity Health	3.812%	11/1/24	5,150	5,450
	Dignity Health	4.500%	11/1/42	6,000	7,108
	Dignity Health	5.267%	11/1/64	1,075	1,502
[3]	Duke University Health System Inc.	3.920%	6/1/47	4,800	5,716
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	5,341
	Eli Lilly & Co.	2.750%	6/1/25	3,158	3,307
	Eli Lilly & Co.	3.375%	3/15/29	4,782	5,246
	Eli Lilly & Co.	3.950%	3/15/49	14,628	17,985
	Eli Lilly & Co.	2.250%	5/15/50	11,737	10,800
	Eli Lilly & Co.	2.500%	9/15/60	12,700	11,912
115

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	2,318
	Gilead Sciences Inc.	2.500%	9/1/23	17,775	18,206
	Gilead Sciences Inc.	0.750%	9/29/23	6,000	5,973
	Gilead Sciences Inc.	3.700%	4/1/24	6,216	6,530
	Gilead Sciences Inc.	3.500%	2/1/25	3,809	4,030
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	25,932
	Gilead Sciences Inc.	2.950%	3/1/27	15,100	15,906
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	4,349
	Gilead Sciences Inc.	1.650%	10/1/30	6,000	5,753
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	11,380
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	7,391
	Gilead Sciences Inc.	2.600%	10/1/40	4,000	3,835
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	12,105
	Gilead Sciences Inc.	4.800%	4/1/44	20,511	25,926
	Gilead Sciences Inc.	4.500%	2/1/45	15,075	18,426
	Gilead Sciences Inc.	4.750%	3/1/46	17,637	22,351
	Gilead Sciences Inc.	4.150%	3/1/47	7,317	8,625
	Gilead Sciences Inc.	2.800%	10/1/50	26,150	25,317
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,078
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,351
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	23,561
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	26,990
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,503
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	25,439	37,476
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,250	5,175
	GlaxoSmithKline Capital plc	0.534%	10/1/23	7,750	7,717
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,500	5,745
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	4,801
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	4,945
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	5,625	5,660
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,808
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	3,705	3,906
	HCA Inc.	4.750%	5/1/23	11,816	12,382
	HCA Inc.	5.000%	3/15/24	18,690	20,107
	HCA Inc.	5.250%	4/15/25	18,743	20,765
	HCA Inc.	5.250%	6/15/26	22,577	25,396
	HCA Inc.	4.500%	2/15/27	3,975	4,387
	HCA Inc.	4.125%	6/15/29	21,024	23,181
	HCA Inc.	2.375%	7/15/31	10,000	9,840
	HCA Inc.	5.125%	6/15/39	14,214	17,579
	HCA Inc.	5.500%	6/15/47	26,829	35,210
	HCA Inc.	5.250%	6/15/49	6,500	8,379
	HCA Inc.	3.500%	7/15/51	19,670	20,165
	Humana Inc.	3.150%	12/1/22	4,825	4,904
	Humana Inc.	0.650%	8/3/23	10,000	9,953
	Humana Inc.	3.850%	10/1/24	21,575	22,906
	Humana Inc.	4.500%	4/1/25	4,105	4,480
	Humana Inc.	1.350%	2/3/27	5,745	5,589
	Humana Inc.	3.950%	3/15/27	4,450	4,866
	Humana Inc.	3.125%	8/15/29	2,600	2,720
	Humana Inc.	4.875%	4/1/30	6,150	7,214
	Humana Inc.	2.150%	2/3/32	12,800	12,398
	Humana Inc.	4.625%	12/1/42	4,730	5,823
	Humana Inc.	4.950%	10/1/44	6,205	8,002
116

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	4.800%	3/15/47	3,120	3,954
	Humana Inc.	3.950%	8/15/49	981	1,123
	IHC Health Services Inc.	4.131%	5/15/48	3,500	4,376
	Illumina Inc.	0.550%	3/23/23	1,800	1,791
	Illumina Inc.	2.550%	3/23/31	5,000	5,008
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,950	7,218
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	3,350	3,375
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	6,861
[3]	Iowa Health System	3.665%	2/15/50	5,000	5,683
	Johns Hopkins Health System Corp.	3.837%	5/15/46	3,925	4,694
	Johnson & Johnson	2.050%	3/1/23	5,969	6,056
	Johnson & Johnson	3.375%	12/5/23	6,875	7,218
	Johnson & Johnson	2.625%	1/15/25	12,418	12,969
	Johnson & Johnson	0.550%	9/1/25	10,325	10,071
	Johnson & Johnson	2.450%	3/1/26	37,425	39,013
	Johnson & Johnson	2.950%	3/3/27	8,550	9,150
	Johnson & Johnson	0.950%	9/1/27	6,475	6,334
	Johnson & Johnson	2.900%	1/15/28	12,537	13,372
	Johnson & Johnson	6.950%	9/1/29	2,650	3,628
	Johnson & Johnson	1.300%	9/1/30	12,790	12,315
	Johnson & Johnson	4.950%	5/15/33	6,100	7,837
	Johnson & Johnson	4.375%	12/5/33	13,079	16,077
	Johnson & Johnson	3.550%	3/1/36	8,500	9,719
	Johnson & Johnson	3.625%	3/3/37	18,356	21,134
	Johnson & Johnson	5.950%	8/15/37	5,039	7,268
	Johnson & Johnson	3.400%	1/15/38	8,000	8,954
	Johnson & Johnson	5.850%	7/15/38	3,797	5,495
	Johnson & Johnson	2.100%	9/1/40	14,435	13,674
	Johnson & Johnson	4.500%	9/1/40	5,000	6,426
	Johnson & Johnson	4.850%	5/15/41	825	1,101
	Johnson & Johnson	4.500%	12/5/43	11,620	14,792
	Johnson & Johnson	3.700%	3/1/46	20,872	24,585
	Johnson & Johnson	3.750%	3/3/47	7,150	8,508
	Johnson & Johnson	3.500%	1/15/48	6,699	7,700
	Johnson & Johnson	2.250%	9/1/50	2,982	2,781
	Johnson & Johnson	2.450%	9/1/60	5,950	5,625
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,224
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	7,000	7,033
	Kaiser Foundation Hospitals	4.875%	4/1/42	6,050	7,987
	Kaiser Foundation Hospitals	4.150%	5/1/47	12,400	15,344
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	10,150	10,943
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,000	7,217
	Koninklijke Philips NV	6.875%	3/11/38	4,600	6,713
	Koninklijke Philips NV	5.000%	3/15/42	12,775	16,207
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,550	2,666
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,265	10,745
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,625	5,770
	Laboratory Corp. of America Holdings	3.600%	2/1/25	15,186	16,038
	Laboratory Corp. of America Holdings	1.550%	6/1/26	2,400	2,375
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,715
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,775	6,009
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,000	5,096
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	10,697
117

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	1,154
[3]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	3,461
[3]	Mass General Brigham Inc.	4.117%	7/1/55	2,550	3,173
[3]	Mass General Brigham Inc.	3.342%	7/1/60	10,400	11,355
[3]	Mayo Clinic	3.774%	11/15/43	5,150	5,971
[3]	Mayo Clinic	4.000%	11/15/47	1,875	2,272
[3]	Mayo Clinic	4.128%	11/15/52	1,150	1,459
[3]	Mayo Clinic	3.196%	11/15/61	6,500	6,943
	McKesson Corp.	2.700%	12/15/22	11,300	11,458
	McKesson Corp.	2.850%	3/15/23	1,500	1,527
	McKesson Corp.	3.796%	3/15/24	364	382
	McKesson Corp.	0.900%	12/3/25	14,700	14,257
[3]	McLaren Health Care Corp.	4.386%	5/15/48	3,583	4,456
[3]	MedStar Health Inc.	3.626%	8/15/49	4,000	4,404
	Medtronic Inc.	3.500%	3/15/25	9,651	10,285
	Medtronic Inc.	4.375%	3/15/35	37,819	46,575
	Medtronic Inc.	4.625%	3/15/45	13,242	17,370
	Memorial Health Services	3.447%	11/1/49	5,000	5,602
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	936
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	2,044
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	13,355	16,785
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	2,178
	Merck & Co. Inc.	2.800%	5/18/23	15,925	16,399
	Merck & Co. Inc.	2.900%	3/7/24	6,750	7,032
	Merck & Co. Inc.	2.750%	2/10/25	23,921	25,041
	Merck & Co. Inc.	0.750%	2/24/26	14,970	14,664
	Merck & Co. Inc.	1.700%	6/10/27	15,000	15,100
	Merck & Co. Inc.	1.900%	12/10/28	6,050	6,076
	Merck & Co. Inc.	3.400%	3/7/29	15,470	16,867
	Merck & Co. Inc.	1.450%	6/24/30	5,282	5,053
	Merck & Co. Inc.	2.150%	12/10/31	10,600	10,632
	Merck & Co. Inc.	6.500%	12/1/33	5,650	8,162
	Merck & Co. Inc.	3.900%	3/7/39	14,469	16,959
	Merck & Co. Inc.	2.350%	6/24/40	16,054	15,344
	Merck & Co. Inc.	3.600%	9/15/42	8,670	9,783
	Merck & Co. Inc.	4.150%	5/18/43	14,489	17,593
	Merck & Co. Inc.	3.700%	2/10/45	25,584	29,412
	Merck & Co. Inc.	4.000%	3/7/49	1,248	1,519
	Merck & Co. Inc.	2.450%	6/24/50	11,075	10,456
	Merck & Co. Inc.	2.750%	12/10/51	19,000	18,905
	Merck & Co. Inc.	2.900%	12/10/61	13,400	13,368
[3]	Mercy Health	4.302%	7/1/28	1,750	1,967
[3]	Methodist Hospital	2.705%	12/1/50	4,600	4,469
[3]	MidMichigan Health	3.409%	6/1/50	2,875	3,053
[3]	Montefiore Obligated Group	5.246%	11/1/48	6,800	7,362
	Montefiore Obligated Group	4.287%	9/1/50	810	795
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,650	3,051
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,100	5,533
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	6,200	6,418
	MultiCare Health System	2.803%	8/15/50	2,250	2,201
[7]	Mylan Inc.	3.125%	1/15/23	325	332
	Mylan Inc.	4.200%	11/29/23	8,205	8,605
	Mylan Inc.	4.550%	4/15/28	3,538	3,963
	Mylan Inc.	5.400%	11/29/43	4,970	6,154
	Mylan Inc.	5.200%	4/15/48	5,775	7,152
118

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York & Presbyterian Hospital	2.256%	8/1/40	2,475	2,345
	New York & Presbyterian Hospital	4.024%	8/1/45	4,390	5,372
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	5,941
	New York & Presbyterian Hospital	2.606%	8/1/60	1,925	1,839
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	6,435	7,773
	Northwell Healthcare Inc.	3.979%	11/1/46	7,770	8,886
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	9,911
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	4,639
	Novant Health Inc.	2.637%	11/1/36	7,000	7,058
	Novant Health Inc.	3.168%	11/1/51	11,000	11,564
	Novant Health Inc.	3.318%	11/1/61	8,425	9,075
	Novartis Capital Corp.	3.400%	5/6/24	15,653	16,517
	Novartis Capital Corp.	1.750%	2/14/25	9,685	9,836
	Novartis Capital Corp.	3.000%	11/20/25	10,077	10,680
	Novartis Capital Corp.	2.000%	2/14/27	5,000	5,093
	Novartis Capital Corp.	3.100%	5/17/27	10,875	11,632
	Novartis Capital Corp.	2.200%	8/14/30	18,485	18,766
	Novartis Capital Corp.	3.700%	9/21/42	5,175	5,971
	Novartis Capital Corp.	4.400%	5/6/44	15,218	19,502
	Novartis Capital Corp.	4.000%	11/20/45	14,011	17,002
	Novartis Capital Corp.	2.750%	8/14/50	10,815	10,953
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	2,999
[3]	NYU Langone Hospitals	5.750%	7/1/43	3,100	4,439
	NYU Langone Hospitals	4.784%	7/1/44	3,425	4,334
[3]	NYU Langone Hospitals	4.368%	7/1/47	4,775	5,668
[3]	NYU Langone Hospitals	3.380%	7/1/55	7,245	7,471
	Ochsner Clinic Foundation	5.897%	5/15/45	275	386
	OhioHealth Corp.	2.297%	11/15/31	4,650	4,676
	OhioHealth Corp.	2.834%	11/15/41	4,325	4,413
[3]	OhioHealth Corp.	3.042%	11/15/50	3,025	3,163
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,647
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	2,873
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	1,830	1,821
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	4,385
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	5,900	6,098
	PerkinElmer Inc.	0.550%	9/15/23	2,500	2,480
	PerkinElmer Inc.	0.850%	9/15/24	7,000	6,902
	PerkinElmer Inc.	1.900%	9/15/28	4,025	3,956
	PerkinElmer Inc.	3.300%	9/15/29	16,350	17,404
	PerkinElmer Inc.	2.550%	3/15/31	6,000	6,051
	PerkinElmer Inc.	2.250%	9/15/31	2,000	1,948
	PerkinElmer Inc.	3.625%	3/15/51	3,500	3,794
	Pfizer Inc.	3.000%	6/15/23	5,760	5,956
	Pfizer Inc.	3.200%	9/15/23	6,225	6,474
	Pfizer Inc.	2.950%	3/15/24	8,000	8,328
	Pfizer Inc.	3.400%	5/15/24	650	688
	Pfizer Inc.	0.800%	5/28/25	4,700	4,642
	Pfizer Inc.	2.750%	6/3/26	26,608	28,222
	Pfizer Inc.	3.000%	12/15/26	13,225	14,249
	Pfizer Inc.	3.600%	9/15/28	6,025	6,698
	Pfizer Inc.	3.450%	3/15/29	22,537	24,854
	Pfizer Inc.	2.625%	4/1/30	11,105	11,668
	Pfizer Inc.	1.700%	5/28/30	16,843	16,475
	Pfizer Inc.	1.750%	8/18/31	12,500	12,226
119

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	4.000%	12/15/36	10,550	12,508
	Pfizer Inc.	4.100%	9/15/38	9,275	11,033
	Pfizer Inc.	3.900%	3/15/39	6,505	7,610
	Pfizer Inc.	7.200%	3/15/39	19,540	31,459
	Pfizer Inc.	2.550%	5/28/40	8,500	8,453
	Pfizer Inc.	5.600%	9/15/40	1,700	2,378
	Pfizer Inc.	4.300%	6/15/43	8,010	9,851
	Pfizer Inc.	4.400%	5/15/44	13,075	16,369
	Pfizer Inc.	4.125%	12/15/46	11,900	14,708
	Pfizer Inc.	4.200%	9/15/48	13,152	16,536
	Pfizer Inc.	4.000%	3/15/49	5,660	6,939
	Pfizer Inc.	2.700%	5/28/50	17,775	17,902
	Pharmacia LLC	6.600%	12/1/28	5,248	6,813
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	3,000	2,914
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,950	1,900
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,000	3,910
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,128	5,376
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,900	7,122
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	3,565
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,200	4,950
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,490
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,322
	Quest Diagnostics Inc.	3.450%	6/1/26	16,379	17,527
	Quest Diagnostics Inc.	4.200%	6/30/29	2,790	3,153
	Quest Diagnostics Inc.	2.950%	6/30/30	10,245	10,680
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	4,699
	Quest Diagnostics Inc.	5.750%	1/30/40	876	1,108
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	2,559
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	4,282
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,875	15,969
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	8,755	8,225
	Royalty Pharma plc	0.750%	9/2/23	13,087	13,003
	Royalty Pharma plc	1.200%	9/2/25	15,375	15,102
	Royalty Pharma plc	1.750%	9/2/27	12,850	12,635
	Royalty Pharma plc	2.200%	9/2/30	10,200	9,878
	Royalty Pharma plc	3.300%	9/2/40	9,175	9,147
	Royalty Pharma plc	3.550%	9/2/50	12,562	12,474
	Royalty Pharma plc	3.350%	9/2/51	15,150	14,564
[3]	Rush Obligated Group	3.922%	11/15/29	2,875	3,214
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	4,144
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,285	2,547
	Sanofi	3.375%	6/19/23	15,000	15,545
	Sanofi	3.625%	6/19/28	10,775	12,125
[3]	Seattle Children's Hospital	2.719%	10/1/50	5,000	4,878
[3]	Sharp HealthCare	2.680%	8/1/50	3,000	2,879
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	44,882	46,150
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	18,636	19,774
	Smith & Nephew plc	2.032%	10/14/30	9,235	8,921
[3]	Spectrum Health System Obligated Group	3.487%	7/15/49	2,855	3,157
[3]	SSM Health Care Corp.	3.688%	6/1/23	7,600	7,839
[3]	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,952
[3]	Stanford Health Care	3.795%	11/15/48	5,075	6,017
120

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stanford Health Care	3.027%	8/15/51	5,000	5,223
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,850	6,930
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	14,550	15,858
	Stryker Corp.	0.600%	12/1/23	1,750	1,739
	Stryker Corp.	3.375%	5/15/24	5,425	5,674
	Stryker Corp.	1.150%	6/15/25	3,400	3,374
	Stryker Corp.	3.375%	11/1/25	6,265	6,675
	Stryker Corp.	3.500%	3/15/26	8,747	9,371
	Stryker Corp.	3.650%	3/7/28	5,300	5,763
	Stryker Corp.	1.950%	6/15/30	8,350	8,162
	Stryker Corp.	4.100%	4/1/43	4,225	4,954
	Stryker Corp.	4.375%	5/15/44	6,830	8,304
	Stryker Corp.	4.625%	3/15/46	3,440	4,412
	Stryker Corp.	2.900%	6/15/50	9,525	9,617
[3]	Sutter Health	1.321%	8/15/25	3,035	3,023
[3]	Sutter Health	3.695%	8/15/28	3,025	3,331
[3]	Sutter Health	2.294%	8/15/30	6,325	6,324
[3]	Sutter Health	3.161%	8/15/40	4,125	4,209
[3]	Sutter Health	4.091%	8/15/48	4,400	5,174
[3]	Sutter Health	3.361%	8/15/50	5,500	5,763
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	25,050	26,510
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	33,800	39,710
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,382	29,619
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	14,000	14,098
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	33,425	33,886
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	16,079	16,707
	Texas Health Resources	2.328%	11/15/50	3,454	3,107
[3]	Texas Health Resources	4.330%	11/15/55	925	1,229
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	12,250	12,210
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	10,000	9,992
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,523
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	9,000	8,943
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,406	6,647
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	16,865	16,625
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	25,000	25,245
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	6,090
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,600	5,728
[3]	Toledo Hospital	5.325%	11/15/28	2,935	3,299
	Toledo Hospital	5.750%	11/15/38	3,850	4,482
	Toledo Hospital	6.015%	11/15/48	4,350	5,316
[3]	Trinity Health Corp.	2.632%	12/1/40	2,500	2,449
	Trinity Health Corp.	4.125%	12/1/45	5,120	6,168
	UnitedHealth Group Inc.	2.750%	2/15/23	3,990	4,062
	UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,218
	UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,155
	UnitedHealth Group Inc.	2.375%	8/15/24	4,730	4,898
	UnitedHealth Group Inc.	3.750%	7/15/25	41,104	44,592
	UnitedHealth Group Inc.	3.700%	12/15/25	11,143	12,138
	UnitedHealth Group Inc.	1.250%	1/15/26	13,195	13,142
	UnitedHealth Group Inc.	3.100%	3/15/26	26,094	27,895
	UnitedHealth Group Inc.	1.150%	5/15/26	2,000	1,979
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	14,166
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,731
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	19,015
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	21,951
121

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.300%	5/15/31	26,625	27,051
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	5,512
	UnitedHealth Group Inc.	6.500%	6/15/37	2,585	3,811
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	7,584
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	21,249
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	19,352
	UnitedHealth Group Inc.	2.750%	5/15/40	10,110	10,199
	UnitedHealth Group Inc.	5.950%	2/15/41	2,700	3,857
	UnitedHealth Group Inc.	3.050%	5/15/41	14,000	14,620
	UnitedHealth Group Inc.	4.625%	11/15/41	1,000	1,255
	UnitedHealth Group Inc.	4.375%	3/15/42	1,775	2,159
	UnitedHealth Group Inc.	3.950%	10/15/42	4,900	5,713
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	12,796
	UnitedHealth Group Inc.	4.750%	7/15/45	19,738	25,829
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	30,397
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	14,609
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	4,437
	UnitedHealth Group Inc.	4.250%	6/15/48	17,053	21,116
	UnitedHealth Group Inc.	4.450%	12/15/48	5,075	6,488
	UnitedHealth Group Inc.	3.700%	8/15/49	8,000	9,235
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	9,760
	UnitedHealth Group Inc.	3.250%	5/15/51	15,500	16,786
	UnitedHealth Group Inc.	3.875%	8/15/59	16,931	20,284
	UnitedHealth Group Inc.	3.125%	5/15/60	11,490	11,898
[7]	Universal Health Services Inc.	2.650%	10/15/30	8,200	8,141
[3]	UPMC	3.600%	4/3/25	5,000	5,289
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,103	20,604
	Utah Acquisition Sub Inc.	5.250%	6/15/46	15,450	18,942
	Viatris Inc.	1.650%	6/22/25	6,500	6,481
	Viatris Inc.	2.300%	6/22/27	14,000	14,124
	Viatris Inc.	2.700%	6/22/30	20,500	20,577
	Viatris Inc.	3.850%	6/22/40	16,100	17,173
	Viatris Inc.	4.000%	6/22/50	36,158	38,657
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	3,875
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	3,749
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	7,900	7,694
	Wyeth LLC	7.250%	3/1/23	2,000	2,140
	Wyeth LLC	6.450%	2/1/24	10,991	12,194
	Wyeth LLC	6.500%	2/1/34	14,080	20,090
	Wyeth LLC	6.000%	2/15/36	6,845	9,625
	Wyeth LLC	5.950%	4/1/37	17,010	23,937
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	3,780
	Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,657
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	3,695	3,687
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	7,000	7,331
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	21,045	21,172
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	3,003
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,710	7,998
	Zoetis Inc.	3.250%	2/1/23	16,023	16,331
	Zoetis Inc.	4.500%	11/13/25	8,925	9,833
	Zoetis Inc.	3.000%	9/12/27	11,040	11,675
	Zoetis Inc.	3.900%	8/20/28	4,950	5,504
	Zoetis Inc.	2.000%	5/15/30	14,870	14,654
	Zoetis Inc.	4.700%	2/1/43	11,040	14,066
122

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	3.950%	9/12/47	4,875	5,785
	Zoetis Inc.	4.450%	8/20/48	6,700	8,569
	Zoetis Inc.	3.000%	5/15/50	1,775	1,855
					8,059,611
Industrials (2.1%)
	3M Co.	1.750%	2/14/23	5,300	5,355
[3]	3M Co.	2.250%	3/15/23	2,050	2,085
[3]	3M Co.	3.250%	2/14/24	8,235	8,613
	3M Co.	2.000%	2/14/25	6,425	6,582
	3M Co.	2.650%	4/15/25	21,574	22,515
[3]	3M Co.	2.250%	9/19/26	21,512	22,271
[3]	3M Co.	3.625%	9/14/28	9,136	10,160
[3]	3M Co.	3.375%	3/1/29	8,725	9,519
	3M Co.	2.375%	8/26/29	18,045	18,515
	3M Co.	3.050%	4/15/30	5,000	5,362
[3]	3M Co.	3.875%	6/15/44	1,000	1,167
[3]	3M Co.	3.125%	9/19/46	11,425	12,044
[3]	3M Co.	3.625%	10/15/47	8,625	9,857
[3]	3M Co.	4.000%	9/14/48	7,550	9,115
	3M Co.	3.250%	8/26/49	10,500	11,464
	3M Co.	3.700%	4/15/50	3,965	4,692
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,776
	Allegion plc	3.500%	10/1/29	3,455	3,677
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	2,135
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,287
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	8,000	7,841
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	776	796
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,400	2,433
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	4,098	4,107
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	5,411	5,402
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	2,188	2,270
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,458	4,526
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,963	2,993
	Amphenol Corp.	2.050%	3/1/25	6,244	6,366
	Amphenol Corp.	4.350%	6/1/29	4,000	4,545
	Amphenol Corp.	2.800%	2/15/30	2,405	2,487
	Amphenol Corp.	2.200%	9/15/31	4,000	3,920
	Boeing Co.	2.125%	3/1/22	5,075	5,081
	Boeing Co.	1.167%	2/4/23	13,000	13,002
	Boeing Co.	2.800%	3/1/23	7,820	7,966
	Boeing Co.	4.508%	5/1/23	30,095	31,396
	Boeing Co.	1.875%	6/15/23	6,100	6,149
	Boeing Co.	1.950%	2/1/24	8,500	8,613
	Boeing Co.	1.433%	2/4/24	23,000	22,975
	Boeing Co.	2.800%	3/1/24	2,000	2,057
	Boeing Co.	2.850%	10/30/24	4,740	4,896
	Boeing Co.	2.500%	3/1/25	1,672	1,705
	Boeing Co.	4.875%	5/1/25	48,385	52,985
123

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	7.250%	6/15/25	325	382
Boeing Co.	2.750%	2/1/26	6,000	6,180
Boeing Co.	2.196%	2/4/26	58,600	58,591
Boeing Co.	3.100%	5/1/26	8,375	8,731
Boeing Co.	2.250%	6/15/26	7,995	8,040
Boeing Co.	2.700%	2/1/27	7,965	8,120
Boeing Co.	2.800%	3/1/27	8,800	8,973
Boeing Co.	5.040%	5/1/27	25,800	29,136
Boeing Co.	3.250%	2/1/28	15,758	16,431
Boeing Co.	3.250%	3/1/28	2,926	3,025
Boeing Co.	2.950%	2/1/30	16,251	16,457
Boeing Co.	5.150%	5/1/30	57,245	66,791
Boeing Co.	3.625%	2/1/31	23,475	25,047
Boeing Co.	6.125%	2/15/33	5,775	7,314
Boeing Co.	3.600%	5/1/34	18,041	18,856
Boeing Co.	3.250%	2/1/35	13,725	13,832
Boeing Co.	6.625%	2/15/38	1,000	1,342
Boeing Co.	3.550%	3/1/38	2,322	2,353
Boeing Co.	3.500%	3/1/39	8,415	8,466
Boeing Co.	6.875%	3/15/39	5,430	7,554
Boeing Co.	5.875%	2/15/40	3,905	5,012
Boeing Co.	5.705%	5/1/40	35,635	45,791
Boeing Co.	3.375%	6/15/46	7,000	6,746
Boeing Co.	3.650%	3/1/47	6,800	6,778
Boeing Co.	3.850%	11/1/48	2,903	2,991
Boeing Co.	3.900%	5/1/49	21,944	22,989
Boeing Co.	3.750%	2/1/50	2,400	2,487
Boeing Co.	5.805%	5/1/50	58,520	79,219
Boeing Co.	3.825%	3/1/59	3,300	3,308
Boeing Co.	3.950%	8/1/59	3,000	3,118
Boeing Co.	5.930%	5/1/60	39,030	54,112
Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,325
Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,191
Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,983	10,514
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,928
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	12,930
Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,446
Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,132	4,986
Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	15,224
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,350
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,775	12,175
Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	7,309
Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	7,066
Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,752
Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	8,928
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	11,689
Burlington Northern Santa Fe LLC	4.450%	3/15/43	9,803	12,095
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,337	9,850
Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,380	24,064
Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	7,929
Burlington Northern Santa Fe LLC	4.150%	4/1/45	14,241	17,077
Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,722	11,217
Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	10,478
Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	3,790
Burlington Northern Santa Fe LLC	4.050%	6/15/48	8,915	10,723
124

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	11,195	13,720
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	10,075	10,449
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	11,325	12,331
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,435	8,493
	Canadian National Railway Co.	2.950%	11/21/24	1,319	1,376
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,886
	Canadian National Railway Co.	6.900%	7/15/28	300	391
	Canadian National Railway Co.	6.250%	8/1/34	1,370	1,899
	Canadian National Railway Co.	6.200%	6/1/36	5,425	7,610
	Canadian National Railway Co.	6.375%	11/15/37	145	207
	Canadian National Railway Co.	3.200%	8/2/46	9,400	9,923
	Canadian National Railway Co.	3.650%	2/3/48	15,785	17,901
	Canadian National Railway Co.	4.450%	1/20/49	860	1,098
	Canadian National Railway Co.	2.450%	5/1/50	16,661	15,524
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,786
	Canadian Pacific Railway Co.	1.350%	12/2/24	4,915	4,921
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,861
	Canadian Pacific Railway Co.	1.750%	12/2/26	3,500	3,516
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,000	4,462
	Canadian Pacific Railway Co.	2.050%	3/5/30	12,625	12,477
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,431	1,996
	Canadian Pacific Railway Co.	2.450%	12/2/31	18,570	18,900
	Canadian Pacific Railway Co.	5.750%	3/15/33	100	129
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	3,581
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	16,260
	Canadian Pacific Railway Co.	3.000%	12/2/41	10,585	10,823
	Canadian Pacific Railway Co.	4.800%	8/1/45	6,100	7,836
	Canadian Pacific Railway Co.	3.100%	12/2/51	27,085	27,701
	Canadian Pacific Railway Co.	6.125%	9/15/15	8,100	12,033
	Carrier Global Corp.	2.242%	2/15/25	17,395	17,822
	Carrier Global Corp.	2.493%	2/15/27	11,725	12,037
	Carrier Global Corp.	2.722%	2/15/30	32,834	33,545
	Carrier Global Corp.	2.700%	2/15/31	4,517	4,595
	Carrier Global Corp.	3.377%	4/5/40	21,210	22,124
	Carrier Global Corp.	3.577%	4/5/50	32,775	34,866
[3]	Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,081
[3]	Caterpillar Financial Services Corp.	1.950%	11/18/22	15,520	15,719
[3]	Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,147
	Caterpillar Financial Services Corp.	0.250%	3/1/23	10,000	9,946
[3]	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,125
[3]	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,545
	Caterpillar Financial Services Corp.	0.650%	7/7/23	4,625	4,624
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	13,000	12,934
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,159
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,279
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,555
[3]	Caterpillar Financial Services Corp.	0.600%	9/13/24	5,300	5,236
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,830
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,706
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,550	4,570
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	16,945	16,620
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,100	9,885
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	7,053
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,000	3,948
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,900	3,787
125

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.400%	5/15/24	8,750	9,200
	Caterpillar Inc.	2.600%	9/19/29	5,000	5,240
	Caterpillar Inc.	2.600%	4/9/30	19,806	20,671
	Caterpillar Inc.	5.300%	9/15/35	7,100	9,416
	Caterpillar Inc.	6.050%	8/15/36	9,241	13,156
	Caterpillar Inc.	5.200%	5/27/41	5,147	7,055
	Caterpillar Inc.	3.803%	8/15/42	11,854	13,869
	Caterpillar Inc.	4.300%	5/15/44	2,830	3,574
	Caterpillar Inc.	3.250%	9/19/49	17,771	19,555
	Caterpillar Inc.	3.250%	4/9/50	10,100	11,163
	Caterpillar Inc.	4.750%	5/15/64	2,575	3,696
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,696
	CNH Industrial Capital LLC	1.950%	7/2/23	3,075	3,115
	CNH Industrial Capital LLC	4.200%	1/15/24	11,865	12,540
	CNH Industrial Capital LLC	1.875%	1/15/26	10,200	10,236
	CNH Industrial Capital LLC	1.450%	7/15/26	2,500	2,450
	CNH Industrial NV	4.500%	8/15/23	5,025	5,284
[3]	CNH Industrial NV	3.850%	11/15/27	4,500	4,911
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	827	859
	Crane Co.	4.450%	12/15/23	5,690	6,000
	Crane Co.	4.200%	3/15/48	3,925	4,352
	CSX Corp.	3.400%	8/1/24	4,000	4,211
	CSX Corp.	3.350%	11/1/25	5,400	5,762
	CSX Corp.	2.600%	11/1/26	6,400	6,671
	CSX Corp.	3.250%	6/1/27	12,250	13,146
	CSX Corp.	3.800%	3/1/28	18,350	20,167
	CSX Corp.	4.250%	3/15/29	15,539	17,560
	CSX Corp.	2.400%	2/15/30	11,965	12,165
	CSX Corp.	6.000%	10/1/36	900	1,231
	CSX Corp.	6.150%	5/1/37	8,600	12,013
	CSX Corp.	6.220%	4/30/40	7,279	10,461
	CSX Corp.	5.500%	4/15/41	5,700	7,612
	CSX Corp.	4.750%	5/30/42	790	990
	CSX Corp.	4.100%	3/15/44	8,325	9,676
	CSX Corp.	3.800%	11/1/46	5,240	5,933
	CSX Corp.	4.300%	3/1/48	4,325	5,267
	CSX Corp.	4.750%	11/15/48	3,500	4,543
	CSX Corp.	4.500%	3/15/49	16,133	20,172
	CSX Corp.	3.350%	9/15/49	1,000	1,064
	CSX Corp.	3.800%	4/15/50	2,080	2,380
	CSX Corp.	2.500%	5/15/51	17,500	16,203
	CSX Corp.	4.500%	8/1/54	1,300	1,644
	CSX Corp.	4.250%	11/1/66	6,625	8,112
	CSX Corp.	4.650%	3/1/68	3,145	4,102
	Cummins Inc.	3.650%	10/1/23	2,790	2,908
	Cummins Inc.	0.750%	9/1/25	2,500	2,455
	Cummins Inc.	1.500%	9/1/30	6,600	6,255
	Cummins Inc.	4.875%	10/1/43	7,390	9,773
	Cummins Inc.	2.600%	9/1/50	4,050	3,804
	Deere & Co.	2.750%	4/15/25	1,263	1,320
	Deere & Co.	5.375%	10/16/29	6,170	7,654
	Deere & Co.	3.100%	4/15/30	7,838	8,445
	Deere & Co.	3.900%	6/9/42	7,237	8,603
	Deere & Co.	2.875%	9/7/49	2,500	2,590
126

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deere & Co.	3.750%	4/15/50	10,906	13,084
[7]	Delta Air Lines Inc.	7.000%	5/1/25	6,427	7,355
[7]	Delta Air Lines Inc.	4.500%	10/20/25	6,400	6,732
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,100	1,203
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	4,000	4,126
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	7,282	7,142
	Dover Corp.	3.150%	11/15/25	5,900	6,237
	Dover Corp.	2.950%	11/4/29	2,600	2,745
	Dover Corp.	5.375%	10/15/35	300	378
	Dover Corp.	5.375%	3/1/41	2,220	2,868
	Eaton Corp.	2.750%	11/2/22	12,994	13,215
	Eaton Corp.	3.103%	9/15/27	7,765	8,302
	Eaton Corp.	4.000%	11/2/32	7,729	8,893
	Eaton Corp.	4.150%	11/2/42	3,011	3,542
	Eaton Corp.	3.915%	9/15/47	1,950	2,266
	Emerson Electric Co.	2.625%	2/15/23	3,500	3,558
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,900
	Emerson Electric Co.	0.875%	10/15/26	12,820	12,476
	Emerson Electric Co.	1.800%	10/15/27	9,550	9,586
	Emerson Electric Co.	1.950%	10/15/30	4,250	4,190
	Emerson Electric Co.	5.250%	11/15/39	440	587
	Emerson Electric Co.	2.750%	10/15/50	6,175	5,960
	FedEx Corp.	3.250%	4/1/26	7,759	8,301
	FedEx Corp.	3.400%	2/15/28	5,000	5,399
	FedEx Corp.	3.100%	8/5/29	16,125	17,049
	FedEx Corp.	4.250%	5/15/30	13,550	15,413
	FedEx Corp.	2.400%	5/15/31	6,700	6,716
	FedEx Corp.	4.900%	1/15/34	1,700	2,060
	FedEx Corp.	3.900%	2/1/35	4,100	4,571
	FedEx Corp.	3.250%	5/15/41	6,700	6,858
	FedEx Corp.	3.875%	8/1/42	275	301
	FedEx Corp.	4.100%	4/15/43	2,275	2,548
	FedEx Corp.	5.100%	1/15/44	15,107	19,253
	FedEx Corp.	4.750%	11/15/45	13,900	16,970
	FedEx Corp.	4.550%	4/1/46	16,199	19,400
	FedEx Corp.	4.400%	1/15/47	9,400	11,091
	FedEx Corp.	4.050%	2/15/48	10,500	11,859
	FedEx Corp.	4.950%	10/17/48	9,578	12,218
	FedEx Corp.	5.250%	5/15/50	14,781	19,808
	FedEx Corp.	4.500%	2/1/65	785	924
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	20,398	19,938
	Flowserve Corp.	3.500%	10/1/30	3,920	4,061
	Fortive Corp.	3.150%	6/15/26	7,547	8,004
	Fortive Corp.	4.300%	6/15/46	6,250	7,454
	General Dynamics Corp.	2.250%	11/15/22	4,722	4,775
	General Dynamics Corp.	3.375%	5/15/23	8,500	8,797
	General Dynamics Corp.	1.875%	8/15/23	18,200	18,492
	General Dynamics Corp.	2.375%	11/15/24	5,019	5,191
	General Dynamics Corp.	3.250%	4/1/25	8,314	8,807
	General Dynamics Corp.	3.500%	5/15/25	9,993	10,694
	General Dynamics Corp.	2.125%	8/15/26	8,000	8,230
	General Dynamics Corp.	3.500%	4/1/27	3,815	4,156
127

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Dynamics Corp.	2.625%	11/15/27	10,440	10,932
	General Dynamics Corp.	3.750%	5/15/28	7,135	7,900
	General Dynamics Corp.	3.625%	4/1/30	11,994	13,345
	General Dynamics Corp.	2.250%	6/1/31	3,500	3,551
	General Dynamics Corp.	4.250%	4/1/40	6,400	7,824
	General Dynamics Corp.	3.600%	11/15/42	537	611
	General Dynamics Corp.	4.250%	4/1/50	5,980	7,661
[3]	General Electric Co.	3.150%	9/7/22	7,206	7,325
[3]	General Electric Co.	3.100%	1/9/23	3,973	4,061
[3]	General Electric Co.	6.750%	3/15/32	31,522	42,971
[3]	General Electric Co.	5.875%	1/14/38	24,000	32,628
	Honeywell International Inc.	3.350%	12/1/23	10,140	10,610
	Honeywell International Inc.	2.300%	8/15/24	7,425	7,663
	Honeywell International Inc.	1.350%	6/1/25	16,993	17,057
	Honeywell International Inc.	2.500%	11/1/26	14,375	15,045
	Honeywell International Inc.	1.100%	3/1/27	12,480	12,174
	Honeywell International Inc.	2.700%	8/15/29	4,901	5,135
	Honeywell International Inc.	1.950%	6/1/30	24,660	24,539
	Honeywell International Inc.	1.750%	9/1/31	16,000	15,577
	Honeywell International Inc.	5.700%	3/15/36	4,705	6,431
	Honeywell International Inc.	5.700%	3/15/37	4,945	6,826
	Honeywell International Inc.	5.375%	3/1/41	6,045	8,375
	Honeywell International Inc.	3.812%	11/21/47	2,500	2,986
	Honeywell International Inc.	2.800%	6/1/50	4,000	4,171
[7]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	1,395	1,383
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,713
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,888
[7]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	5,300	5,192
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	7,913
	IDEX Corp.	3.000%	5/1/30	2,995	3,118
	Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,290
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	15,300
	Illinois Tool Works Inc.	4.875%	9/15/41	350	462
	Illinois Tool Works Inc.	3.900%	9/1/42	10,803	12,638
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	10,340
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	4,556	4,893
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	9,146	9,141
[3]	John Deere Capital Corp.	2.650%	1/6/22	7,350	7,351
[3]	John Deere Capital Corp.	2.750%	3/15/22	2,250	2,260
[3]	John Deere Capital Corp.	2.700%	1/6/23	300	306
[3]	John Deere Capital Corp.	0.250%	1/17/23	4,900	4,887
	John Deere Capital Corp.	2.800%	1/27/23	7,615	7,786
[3]	John Deere Capital Corp.	2.800%	3/6/23	10,950	11,229
[3]	John Deere Capital Corp.	3.450%	6/7/23	800	830
[3]	John Deere Capital Corp.	0.700%	7/5/23	8,550	8,547
[3]	John Deere Capital Corp.	0.400%	10/10/23	3,500	3,481
	John Deere Capital Corp.	3.650%	10/12/23	6,341	6,656
[3]	John Deere Capital Corp.	0.450%	1/17/24	10,000	9,900
[3]	John Deere Capital Corp.	2.600%	3/7/24	3,000	3,104
[3]	John Deere Capital Corp.	3.350%	6/12/24	9,931	10,497
[3]	John Deere Capital Corp.	2.650%	6/24/24	4,421	4,590
[3]	John Deere Capital Corp.	0.625%	9/10/24	5,000	4,949
[3]	John Deere Capital Corp.	2.050%	1/9/25	11,150	11,472
128

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Deere Capital Corp.	3.450%	3/13/25	10,705	11,428
[3]	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,876
[3]	John Deere Capital Corp.	0.700%	1/15/26	10,000	9,726
[3]	John Deere Capital Corp.	2.650%	6/10/26	4,200	4,403
[3]	John Deere Capital Corp.	1.050%	6/17/26	5,800	5,703
[3]	John Deere Capital Corp.	2.250%	9/14/26	8,386	8,683
[3]	John Deere Capital Corp.	1.750%	3/9/27	4,300	4,333
[3]	John Deere Capital Corp.	2.800%	9/8/27	8,100	8,625
[3]	John Deere Capital Corp.	3.050%	1/6/28	7,700	8,250
[3]	John Deere Capital Corp.	1.500%	3/6/28	5,500	5,415
[3]	John Deere Capital Corp.	3.450%	3/7/29	4,475	4,929
[3]	John Deere Capital Corp.	2.800%	7/18/29	5,575	5,879
[3]	John Deere Capital Corp.	2.450%	1/9/30	8,380	8,636
	John Deere Capital Corp.	1.450%	1/15/31	9,200	8,757
[3]	Johnson Controls International plc	3.625%	7/2/24	4,302	4,528
[3]	Johnson Controls International plc	3.900%	2/14/26	4,082	4,418
	Johnson Controls International plc	1.750%	9/15/30	9,575	9,184
	Johnson Controls International plc	2.000%	9/16/31	4,000	3,863
[3]	Johnson Controls International plc	6.000%	1/15/36	954	1,311
[3]	Johnson Controls International plc	4.625%	7/2/44	7,850	9,577
[3]	Johnson Controls International plc	5.125%	9/14/45	2,045	2,681
	Johnson Controls International plc	4.500%	2/15/47	5,495	6,687
[3]	Johnson Controls International plc	4.950%	7/2/64	4,158	5,404
[3]	Kansas City Southern	3.000%	5/15/23	3,949	4,042
	Kansas City Southern	2.875%	11/15/29	4,000	4,151
[3]	Kansas City Southern	4.300%	5/15/43	4,140	4,807
[3]	Kansas City Southern	4.950%	8/15/45	10,525	13,445
	Kansas City Southern	4.700%	5/1/48	5,730	7,174
	Kansas City Southern	3.500%	5/1/50	8,745	9,342
	Kansas City Southern	4.200%	11/15/69	7,136	8,415
	Kennametal Inc.	4.625%	6/15/28	6,620	7,434
	Keysight Technologies Inc.	4.550%	10/30/24	9,145	9,896
	Keysight Technologies Inc.	4.600%	4/6/27	10,600	11,960
	Keysight Technologies Inc.	3.000%	10/30/29	4,750	4,945
	Kirby Corp.	4.200%	3/1/28	9,217	9,941
	L3Harris Technologies Inc.	3.850%	6/15/23	10,366	10,771
	L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,098
	L3Harris Technologies Inc.	3.832%	4/27/25	12,600	13,451
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,984
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	10,787
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	5,817
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	18,388
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	4,076
	L3Harris Technologies Inc.	5.054%	4/27/45	5,970	7,854
	Lennox International Inc.	3.000%	11/15/23	1,000	1,029
	Lennox International Inc.	1.350%	8/1/25	7,366	7,281
	Lennox International Inc.	1.700%	8/1/27	2,300	2,263
	Lockheed Martin Corp.	3.100%	1/15/23	9,780	9,990
	Lockheed Martin Corp.	2.900%	3/1/25	6,252	6,549
	Lockheed Martin Corp.	3.550%	1/15/26	18,749	20,323
	Lockheed Martin Corp.	3.600%	3/1/35	12,240	13,666
	Lockheed Martin Corp.	4.500%	5/15/36	5,475	6,690
[3]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	16,444
	Lockheed Martin Corp.	5.720%	6/1/40	3,376	4,721
	Lockheed Martin Corp.	4.850%	9/15/41	622	793
129

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	4.070%	12/15/42	17,965	21,284
	Lockheed Martin Corp.	3.800%	3/1/45	11,365	13,019
	Lockheed Martin Corp.	4.700%	5/15/46	12,833	16,661
	Lockheed Martin Corp.	2.800%	6/15/50	4,355	4,348
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	17,154
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	15,000	16,033
	Norfolk Southern Corp.	2.903%	2/15/23	9,180	9,336
	Norfolk Southern Corp.	3.850%	1/15/24	3,341	3,501
	Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,772
	Norfolk Southern Corp.	2.900%	6/15/26	250	264
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,743
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	5,096
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	8,896
	Norfolk Southern Corp.	2.550%	11/1/29	13,009	13,375
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	5,032
	Norfolk Southern Corp.	7.050%	5/1/37	539	767
	Norfolk Southern Corp.	4.837%	10/1/41	11,598	14,651
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	3,575
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	8,157
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	11,496
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	1,337
	Norfolk Southern Corp.	4.150%	2/28/48	7,400	8,820
	Norfolk Southern Corp.	4.100%	5/15/49	4,050	4,814
	Norfolk Southern Corp.	3.400%	11/1/49	2,500	2,666
	Norfolk Southern Corp.	3.050%	5/15/50	14,025	14,231
	Norfolk Southern Corp.	4.050%	8/15/52	3,222	3,870
	Norfolk Southern Corp.	3.155%	5/15/55	16,192	16,535
	Norfolk Southern Corp.	4.100%	5/15/21	7,800	8,887
	Northrop Grumman Corp.	3.250%	8/1/23	11,375	11,786
	Northrop Grumman Corp.	2.930%	1/15/25	15,076	15,735
	Northrop Grumman Corp.	3.250%	1/15/28	22,349	23,897
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	11,341
[7]	Northrop Grumman Corp.	7.750%	2/15/31	3,120	4,447
	Northrop Grumman Corp.	5.150%	5/1/40	10,165	13,157
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	12,291
	Northrop Grumman Corp.	4.750%	6/1/43	9,890	12,494
	Northrop Grumman Corp.	3.850%	4/15/45	5,275	5,977
	Northrop Grumman Corp.	4.030%	10/15/47	32,882	38,824
	Northrop Grumman Corp.	5.250%	5/1/50	395	554
	nVent Finance Sarl	4.550%	4/15/28	3,850	4,275
	Oshkosh Corp.	4.600%	5/15/28	7,375	8,314
	Oshkosh Corp.	3.100%	3/1/30	600	623
	Otis Worldwide Corp.	2.056%	4/5/25	8,933	9,104
	Otis Worldwide Corp.	2.293%	4/5/27	14,000	14,275
	Otis Worldwide Corp.	2.565%	2/15/30	41,877	42,467
	Otis Worldwide Corp.	3.112%	2/15/40	14,798	15,156
	Otis Worldwide Corp.	3.362%	2/15/50	9,555	10,098
	PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,285
[3]	PACCAR Financial Corp.	0.350%	8/11/23	4,000	3,969
[3]	PACCAR Financial Corp.	0.350%	2/2/24	4,000	3,948
[3]	PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,588
[3]	PACCAR Financial Corp.	1.800%	2/6/25	6,156	6,252
	Parker-Hannifin Corp.	2.700%	6/14/24	4,840	5,002
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,222
	Parker-Hannifin Corp.	3.250%	3/1/27	13,825	14,793
130

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Parker-Hannifin Corp.	3.250%	6/14/29	6,875	7,282
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	4,600	5,266
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	4,050	5,634
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	5,868
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	6,812
	Parker-Hannifin Corp.	4.000%	6/14/49	9,707	11,350
	Precision Castparts Corp.	2.500%	1/15/23	13,970	14,188
	Precision Castparts Corp.	3.250%	6/15/25	9,300	9,881
	Precision Castparts Corp.	3.900%	1/15/43	6,650	7,668
	Precision Castparts Corp.	4.375%	6/15/45	3,512	4,345
	Raytheon Technologies Corp.	3.700%	12/15/23	2,775	2,901
	Raytheon Technologies Corp.	3.200%	3/15/24	12,107	12,602
	Raytheon Technologies Corp.	3.950%	8/16/25	15,518	16,824
	Raytheon Technologies Corp.	3.500%	3/15/27	15,360	16,563
	Raytheon Technologies Corp.	3.125%	5/4/27	6,479	6,901
	Raytheon Technologies Corp.	7.200%	8/15/27	1,010	1,283
	Raytheon Technologies Corp.	4.125%	11/16/28	39,383	44,072
	Raytheon Technologies Corp.	2.250%	7/1/30	11,625	11,594
	Raytheon Technologies Corp.	1.900%	9/1/31	10,600	10,222
	Raytheon Technologies Corp.	2.375%	3/15/32	13,835	13,830
	Raytheon Technologies Corp.	5.400%	5/1/35	3,225	4,194
	Raytheon Technologies Corp.	6.050%	6/1/36	7,390	10,211
	Raytheon Technologies Corp.	6.125%	7/15/38	4,375	6,173
	Raytheon Technologies Corp.	4.450%	11/16/38	10,481	12,624
	Raytheon Technologies Corp.	4.875%	10/15/40	450	568
	Raytheon Technologies Corp.	4.700%	12/15/41	7,075	8,746
	Raytheon Technologies Corp.	4.500%	6/1/42	37,798	46,722
	Raytheon Technologies Corp.	4.800%	12/15/43	2,325	2,937
	Raytheon Technologies Corp.	4.150%	5/15/45	12,650	14,786
	Raytheon Technologies Corp.	3.750%	11/1/46	17,252	19,263
	Raytheon Technologies Corp.	4.350%	4/15/47	10,625	12,939
	Raytheon Technologies Corp.	4.050%	5/4/47	15,950	18,559
	Raytheon Technologies Corp.	3.125%	7/1/50	11,400	11,644
	Raytheon Technologies Corp.	2.820%	9/1/51	9,825	9,496
	Raytheon Technologies Corp.	3.030%	3/15/52	20,600	20,697
	Republic Services Inc.	4.750%	5/15/23	1,323	1,380
	Republic Services Inc.	2.500%	8/15/24	4,500	4,631
	Republic Services Inc.	3.200%	3/15/25	7,059	7,400
	Republic Services Inc.	0.875%	11/15/25	5,000	4,858
	Republic Services Inc.	2.900%	7/1/26	12,225	12,795
	Republic Services Inc.	3.375%	11/15/27	75	81
	Republic Services Inc.	2.300%	3/1/30	9,075	9,091
	Republic Services Inc.	1.450%	2/15/31	11,000	10,240
	Republic Services Inc.	1.750%	2/15/32	13,925	13,134
	Republic Services Inc.	6.200%	3/1/40	3,790	5,418
	Republic Services Inc.	5.700%	5/15/41	5,865	8,038
	Republic Services Inc.	3.050%	3/1/50	3,917	4,013
	Rockwell Automation Inc.	0.350%	8/15/23	2,000	1,988
	Rockwell Automation Inc.	3.500%	3/1/29	3,975	4,362
	Rockwell Automation Inc.	1.750%	8/15/31	1,350	1,316
	Rockwell Automation Inc.	4.200%	3/1/49	5,150	6,460
	Rockwell Automation Inc.	2.800%	8/15/61	1,900	1,867
[3]	Ryder System Inc.	3.400%	3/1/23	5,400	5,546
[3]	Ryder System Inc.	3.750%	6/9/23	12,000	12,447
[3]	Ryder System Inc.	3.650%	3/18/24	7,775	8,184
131

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ryder System Inc.	2.500%	9/1/24	4,375	4,504
[3]	Ryder System Inc.	4.625%	6/1/25	5,051	5,538
[3]	Ryder System Inc.	1.750%	9/1/26	2,175	2,166
[3]	Ryder System Inc.	2.900%	12/1/26	11,185	11,701
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,015
	Southwest Airlines Co.	4.750%	5/4/23	20,196	21,157
	Southwest Airlines Co.	5.250%	5/4/25	21,300	23,662
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,644
	Southwest Airlines Co.	5.125%	6/15/27	21,646	24,776
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,834
	Southwest Airlines Co.	2.625%	2/10/30	6,000	5,999
[3]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	662	672
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,715	1,777
	Teledyne Technologies Inc.	0.650%	4/1/23	5,100	5,076
	Teledyne Technologies Inc.	0.950%	4/1/24	5,100	5,050
	Teledyne Technologies Inc.	1.600%	4/1/26	1,600	1,585
	Teledyne Technologies Inc.	2.250%	4/1/28	9,000	9,034
	Teledyne Technologies Inc.	2.750%	4/1/31	15,500	15,753
	Textron Inc.	4.300%	3/1/24	2,625	2,773
	Textron Inc.	3.875%	3/1/25	7,665	8,175
	Textron Inc.	4.000%	3/15/26	6,200	6,706
	Textron Inc.	3.650%	3/15/27	11,961	12,852
	Textron Inc.	3.375%	3/1/28	5,500	5,811
	Textron Inc.	2.450%	3/15/31	3,145	3,111
	Timken Co.	3.875%	9/1/24	1,000	1,051
	Timken Co.	4.500%	12/15/28	7,320	8,172
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	7,625	7,981
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,050	10,974
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	1,006
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	2,124
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	9,605	10,165
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	3,170	3,378
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	12,915	14,111
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,050	3,780
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	3,475	4,315
	Trimble Inc.	4.150%	6/15/23	1,025	1,066
	Trimble Inc.	4.750%	12/1/24	3,826	4,146
	Trimble Inc.	4.900%	6/15/28	4,000	4,557
	Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,494
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,336
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	3,149
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	10,837
	Union Pacific Corp.	2.750%	4/15/23	7,240	7,389
	Union Pacific Corp.	3.500%	6/8/23	10,025	10,386
	Union Pacific Corp.	3.646%	2/15/24	6,303	6,603
	Union Pacific Corp.	3.150%	3/1/24	4,300	4,494
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,426
	Union Pacific Corp.	3.750%	7/15/25	10,950	11,819
	Union Pacific Corp.	3.250%	8/15/25	4,652	4,940
	Union Pacific Corp.	2.750%	3/1/26	7,208	7,562
	Union Pacific Corp.	2.150%	2/5/27	2,390	2,456
	Union Pacific Corp.	3.000%	4/15/27	2,275	2,417
	Union Pacific Corp.	3.950%	9/10/28	5,000	5,613
132

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.700%	3/1/29	5,000	5,539
	Union Pacific Corp.	2.400%	2/5/30	9,655	9,868
	Union Pacific Corp.	2.375%	5/20/31	8,682	8,865
	Union Pacific Corp.	3.375%	2/1/35	4,400	4,818
	Union Pacific Corp.	2.891%	4/6/36	18,429	19,287
	Union Pacific Corp.	3.600%	9/15/37	9,429	10,570
	Union Pacific Corp.	3.200%	5/20/41	17,968	19,125
	Union Pacific Corp.	4.050%	11/15/45	4,000	4,731
	Union Pacific Corp.	3.350%	8/15/46	6,900	7,387
	Union Pacific Corp.	3.250%	2/5/50	18,149	19,491
	Union Pacific Corp.	3.799%	10/1/51	5,224	6,116
	Union Pacific Corp.	2.950%	3/10/52	12,000	12,172
	Union Pacific Corp.	3.875%	2/1/55	2,069	2,420
	Union Pacific Corp.	3.950%	8/15/59	5,150	6,113
	Union Pacific Corp.	3.839%	3/20/60	16,132	18,968
	Union Pacific Corp.	3.550%	5/20/61	7,500	8,300
	Union Pacific Corp.	2.973%	9/16/62	17,396	17,184
	Union Pacific Corp.	4.100%	9/15/67	1,726	2,100
	Union Pacific Corp.	3.750%	2/5/70	3,000	3,432
	Union Pacific Corp.	3.799%	4/6/71	18,654	21,625
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	258	305
[3]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,530	4,687
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,714	1,795
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,418	2,530
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,723	1,791
[3]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	1,750	1,777
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	1,972	1,984
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	1,005	978
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	29,570	32,321
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,065	3,162
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	18,639	19,098
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,485	3,534
[3]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	279	290
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,458	2,663
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	4,491	4,454
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	9,070	9,443
	United Parcel Service Inc.	2.500%	4/1/23	15,756	16,082
	United Parcel Service Inc.	2.800%	11/15/24	4,500	4,708
	United Parcel Service Inc.	3.900%	4/1/25	14,360	15,513
	United Parcel Service Inc.	2.400%	11/15/26	14,492	15,094
	United Parcel Service Inc.	3.400%	3/15/29	27,550	30,117
133

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,611
	United Parcel Service Inc.	4.450%	4/1/30	2,000	2,355
	United Parcel Service Inc.	6.200%	1/15/38	5,975	8,610
	United Parcel Service Inc.	5.200%	4/1/40	13,700	18,466
	United Parcel Service Inc.	4.875%	11/15/40	5,002	6,539
	United Parcel Service Inc.	3.625%	10/1/42	6,400	7,348
	United Parcel Service Inc.	3.400%	11/15/46	4,725	5,303
	United Parcel Service Inc.	3.750%	11/15/47	375	446
	United Parcel Service Inc.	4.250%	3/15/49	6,970	8,935
	United Parcel Service Inc.	3.400%	9/1/49	7,485	8,485
	United Parcel Service Inc.	5.300%	4/1/50	17,100	25,295
	United Parcel Service of America Inc.	7.620%	4/1/30	500	696
	Valmont Industries Inc.	5.000%	10/1/44	5,944	7,311
	Valmont Industries Inc.	5.250%	10/1/54	3,275	4,183
[7]	Vontier Corp.	1.800%	4/1/26	3,500	3,440
[7]	Vontier Corp.	2.400%	4/1/28	5,000	4,873
[7]	Vontier Corp.	2.950%	4/1/31	6,000	5,910
	Waste Connections Inc.	4.250%	12/1/28	2,243	2,522
	Waste Connections Inc.	3.500%	5/1/29	9,370	10,143
	Waste Connections Inc.	2.600%	2/1/30	7,400	7,538
	Waste Connections Inc.	2.200%	1/15/32	7,900	7,749
	Waste Connections Inc.	3.050%	4/1/50	2,075	2,064
	Waste Connections Inc.	2.950%	1/15/52	7,900	7,770
	Waste Management Inc.	2.400%	5/15/23	9,676	9,848
	Waste Management Inc.	0.750%	11/15/25	8,862	8,642
	Waste Management Inc.	3.150%	11/15/27	2,021	2,160
	Waste Management Inc.	1.150%	3/15/28	5,000	4,768
	Waste Management Inc.	2.000%	6/1/29	2,000	1,989
	Waste Management Inc.	1.500%	3/15/31	17,595	16,568
	Waste Management Inc.	2.950%	6/1/41	6,300	6,541
	Waste Management Inc.	2.500%	11/15/50	8,095	7,705
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	8,205	8,698
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,730	5,980
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,269	11,955
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	10,675	12,134
	WW Grainger Inc.	1.850%	2/15/25	4,040	4,111
	WW Grainger Inc.	4.600%	6/15/45	9,268	11,865
	WW Grainger Inc.	3.750%	5/15/46	3,707	4,236
	WW Grainger Inc.	4.200%	5/15/47	3,075	3,776
	Xylem Inc.	3.250%	11/1/26	5,950	6,373
	Xylem Inc.	1.950%	1/30/28	8,000	7,944
	Xylem Inc.	2.250%	1/30/31	4,275	4,233
	Xylem Inc.	4.375%	11/1/46	4,480	5,362
					5,487,811
Materials (0.8%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	75	77
	Air Products and Chemicals Inc.	3.350%	7/31/24	11,545	12,149
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,003	8,043
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	5,082
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,150	8,199
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,542	10,627
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	14,826
	Albemarle Corp.	4.150%	12/1/24	6,265	6,712
	Albemarle Corp.	5.450%	12/1/44	3,240	4,227
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	5,055
134

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,450	2,549
	Amcor Flexibles North America Inc.	2.630%	6/19/30	6,500	6,576
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,300	6,375
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	8,000	7,923
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	7,481	7,523
	ArcelorMittal SA	4.550%	3/11/26	3,500	3,838
	ArcelorMittal SA	4.250%	7/16/29	4,000	4,384
	ArcelorMittal SA	7.000%	10/15/39	7,811	10,809
	ArcelorMittal SA	6.750%	3/1/41	5,095	6,885
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,428
	Barrick Gold Corp.	5.250%	4/1/42	8,027	10,398
	Barrick North America Finance LLC	5.700%	5/30/41	14,250	19,339
	Barrick North America Finance LLC	5.750%	5/1/43	1,600	2,177
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	10,964	14,954
	Berry Global Inc.	0.950%	2/15/24	8,400	8,315
	Berry Global Inc.	1.570%	1/15/26	21,000	20,554
	Berry Global Inc.	1.650%	1/15/27	8,000	7,794
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,525	7,914
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	119
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	10,090	11,937
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	29,140	38,543
	Cabot Corp.	4.000%	7/1/29	2,800	3,038
	Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,634
	Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,821
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,297
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	11,192
	Celanese US Holdings LLC	1.400%	8/5/26	4,000	3,902
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	6,233
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	9,871
	CF Industries Inc.	3.450%	6/1/23	2,800	2,886
	CF Industries Inc.	5.150%	3/15/34	8,500	10,296
	CF Industries Inc.	4.950%	6/1/43	8,000	9,628
	CF Industries Inc.	5.375%	3/15/44	8,000	10,098
	Dow Chemical Co.	4.550%	11/30/25	775	851
	Dow Chemical Co.	3.625%	5/15/26	5,610	6,046
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,667
	Dow Chemical Co.	7.375%	11/1/29	3,857	5,183
	Dow Chemical Co.	2.100%	11/15/30	11,383	11,197
	Dow Chemical Co.	4.250%	10/1/34	7,135	8,235
	Dow Chemical Co.	9.400%	5/15/39	5,766	10,363
	Dow Chemical Co.	5.250%	11/15/41	6,060	7,830
	Dow Chemical Co.	4.375%	11/15/42	17,789	21,216
	Dow Chemical Co.	4.625%	10/1/44	6,019	7,378
	Dow Chemical Co.	5.550%	11/30/48	8,975	12,651
	Dow Chemical Co.	4.800%	5/15/49	6,100	7,796
	Dow Chemical Co.	3.600%	11/15/50	12,100	13,120
	DuPont de Nemours Inc.	4.205%	11/15/23	26,200	27,705
	DuPont de Nemours Inc.	4.493%	11/15/25	14,000	15,470
	DuPont de Nemours Inc.	4.725%	11/15/28	20,925	24,254
	DuPont de Nemours Inc.	5.319%	11/15/38	18,553	23,860
	DuPont de Nemours Inc.	5.419%	11/15/48	22,540	31,513
	Eastman Chemical Co.	3.800%	3/15/25	11,142	11,902
	Eastman Chemical Co.	4.500%	12/1/28	2,989	3,395
	Eastman Chemical Co.	4.800%	9/1/42	5,150	6,205
	Eastman Chemical Co.	4.650%	10/15/44	8,926	10,639
135

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ecolab Inc.	0.900%	12/15/23	4,350	4,356
	Ecolab Inc.	2.700%	11/1/26	11,972	12,596
	Ecolab Inc.	1.650%	2/1/27	2,000	2,010
	Ecolab Inc.	3.250%	12/1/27	4,225	4,580
	Ecolab Inc.	4.800%	3/24/30	6,500	7,799
	Ecolab Inc.	1.300%	1/30/31	5,500	5,146
	Ecolab Inc.	2.125%	2/1/32	7,000	6,945
	Ecolab Inc.	2.125%	8/15/50	2,500	2,206
	Ecolab Inc.	2.700%	12/15/51	7,000	6,894
	Ecolab Inc.	2.750%	8/18/55	10,602	10,417
	EI du Pont de Nemours & Co.	1.700%	7/15/25	9,165	9,249
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	5,026
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,800	3,991
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,325	4,853
	FMC Corp.	4.100%	2/1/24	6,500	6,824
	FMC Corp.	3.200%	10/1/26	7,590	8,033
	FMC Corp.	3.450%	10/1/29	11,277	12,014
	FMC Corp.	4.500%	10/1/49	4,000	4,804
	Georgia-Pacific LLC	8.000%	1/15/24	8,030	9,135
[7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,961
[7]	Georgia-Pacific LLC	1.750%	9/30/25	2,800	2,814
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,025
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,904
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,295
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,449
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	6,908
	Huntsman International LLC	4.500%	5/1/29	6,479	7,195
	Huntsman International LLC	2.950%	6/15/31	4,500	4,573
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,508
	International Flavors & Fragrances Inc.	4.450%	9/26/28	4,050	4,589
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	5,044
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,300	6,813
	International Paper Co.	5.000%	9/15/35	4,094	5,111
	International Paper Co.	7.300%	11/15/39	3,787	5,770
	International Paper Co.	6.000%	11/15/41	6,232	8,626
	International Paper Co.	4.800%	6/15/44	15,873	20,056
	International Paper Co.	4.400%	8/15/47	2,800	3,467
	International Paper Co.	4.350%	8/15/48	3,300	4,056
	Kinross Gold Corp.	5.950%	3/15/24	3,091	3,354
	Kinross Gold Corp.	4.500%	7/15/27	467	522
	Linde Inc.	2.650%	2/5/25	3,589	3,730
	Linde Inc.	3.200%	1/30/26	5,000	5,332
	Linde Inc.	1.100%	8/10/30	5,700	5,322
	Linde Inc.	3.550%	11/7/42	3,800	4,320
	Linde Inc.	2.000%	8/10/50	5,000	4,363
	Lubrizol Corp.	6.500%	10/1/34	420	605
	LYB International Finance BV	4.000%	7/15/23	7,268	7,594
	LYB International Finance BV	5.250%	7/15/43	9,574	12,293
	LYB International Finance BV	4.875%	3/15/44	7,000	8,696
	LYB International Finance III LLC	1.250%	10/1/25	2,600	2,562
	LYB International Finance III LLC	2.250%	10/1/30	5,100	5,076
	LYB International Finance III LLC	3.375%	10/1/40	3,900	4,059
	LYB International Finance III LLC	4.200%	10/15/49	6,460	7,450
	LYB International Finance III LLC	4.200%	5/1/50	11,060	12,770
	LYB International Finance III LLC	3.625%	4/1/51	22,018	23,388
136

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance III LLC	3.800%	10/1/60	4,650	4,916
	LyondellBasell Industries NV	5.750%	4/15/24	4,932	5,371
	LyondellBasell Industries NV	4.625%	2/26/55	7,050	8,660
	Martin Marietta Materials Inc.	0.650%	7/15/23	2,000	1,993
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,184
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,453
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	3,992
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	4,229
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,000	5,961
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,950	9,318
	Martin Marietta Materials Inc.	3.200%	7/15/51	8,800	8,913
	Mosaic Co.	4.250%	11/15/23	12,507	13,150
	Mosaic Co.	4.050%	11/15/27	3,260	3,594
	Mosaic Co.	5.450%	11/15/33	1,805	2,236
	Mosaic Co.	4.875%	11/15/41	4,945	5,817
	Mosaic Co.	5.625%	11/15/43	4,400	5,850
	NewMarket Corp.	2.700%	3/18/31	5,000	4,985
	Newmont Corp.	2.800%	10/1/29	15,830	16,275
	Newmont Corp.	2.250%	10/1/30	11,300	11,151
	Newmont Corp.	2.600%	7/15/32	11,600	11,631
[3]	Newmont Corp.	5.875%	4/1/35	1,080	1,409
	Newmont Corp.	6.250%	10/1/39	7,126	9,980
	Newmont Corp.	4.875%	3/15/42	12,739	15,967
	Newmont Corp.	5.450%	6/9/44	5,894	7,841
	Nucor Corp.	4.000%	8/1/23	8,027	8,371
	Nucor Corp.	2.000%	6/1/25	12,204	12,454
	Nucor Corp.	3.950%	5/1/28	2,700	2,981
	Nucor Corp.	2.700%	6/1/30	7,200	7,413
	Nucor Corp.	2.979%	12/15/55	16,337	16,215
	Nutrien Ltd.	1.900%	5/13/23	4,300	4,355
	Nutrien Ltd.	3.000%	4/1/25	4,000	4,171
	Nutrien Ltd.	4.000%	12/15/26	4,800	5,263
	Nutrien Ltd.	2.950%	5/13/30	13,542	14,283
	Nutrien Ltd.	4.125%	3/15/35	5,525	6,279
	Nutrien Ltd.	5.625%	12/1/40	4,875	6,649
	Nutrien Ltd.	4.900%	6/1/43	6,810	8,657
	Nutrien Ltd.	5.250%	1/15/45	4,308	5,788
	Nutrien Ltd.	5.000%	4/1/49	11,246	15,124
	Nutrien Ltd.	3.950%	5/13/50	6,000	7,024
	Packaging Corp. of America	3.650%	9/15/24	6,570	6,944
	Packaging Corp. of America	3.400%	12/15/27	3,700	3,989
	Packaging Corp. of America	3.000%	12/15/29	12,703	13,288
	Packaging Corp. of America	4.050%	12/15/49	2,400	2,806
	Packaging Corp. of America	3.050%	10/1/51	7,400	7,364
	PPG Industries Inc.	2.400%	8/15/24	10,920	11,245
	PPG Industries Inc.	1.200%	3/15/26	7,500	7,344
	PPG Industries Inc.	2.550%	6/15/30	5,000	5,098
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,379
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	1,500	1,479
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	14,511	14,151
	Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,453
	Rio Tinto Alcan Inc.	5.750%	6/1/35	5,935	8,032
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	490
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	7,300
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	18,225	18,091
137

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA plc	4.750%	3/22/42	5,975	7,658
	Rio Tinto Finance USA plc	4.125%	8/21/42	6,941	8,319
	Rohm & Haas Co.	7.850%	7/15/29	2,637	3,577
	RPM International Inc.	3.750%	3/15/27	5,890	6,419
	RPM International Inc.	4.550%	3/1/29	2,575	2,921
	RPM International Inc.	5.250%	6/1/45	3,892	5,035
	RPM International Inc.	4.250%	1/15/48	10,630	12,237
	Sherwin-Williams Co.	3.125%	6/1/24	4,375	4,572
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,774
	Sherwin-Williams Co.	3.950%	1/15/26	11,644	12,657
	Sherwin-Williams Co.	3.450%	6/1/27	20,800	22,540
	Sherwin-Williams Co.	2.950%	8/15/29	22,000	23,175
	Sherwin-Williams Co.	2.200%	3/15/32	5,350	5,290
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	1,137
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,957
	Sherwin-Williams Co.	4.500%	6/1/47	15,367	19,173
	Sherwin-Williams Co.	3.800%	8/15/49	5,138	5,811
	Sherwin-Williams Co.	3.300%	5/15/50	6,700	7,062
	Sherwin-Williams Co.	2.900%	3/15/52	5,250	5,133
	Sonoco Products Co.	3.125%	5/1/30	4,175	4,364
	Southern Copper Corp.	3.875%	4/23/25	3,600	3,854
	Southern Copper Corp.	7.500%	7/27/35	3,725	5,335
	Southern Copper Corp.	6.750%	4/16/40	10,050	14,096
	Southern Copper Corp.	5.250%	11/8/42	16,445	20,783
	Southern Copper Corp.	5.875%	4/23/45	16,812	23,053
	Steel Dynamics Inc.	2.800%	12/15/24	8,598	8,925
	Steel Dynamics Inc.	2.400%	6/15/25	3,000	3,078
	Steel Dynamics Inc.	1.650%	10/15/27	3,200	3,137
	Steel Dynamics Inc.	3.450%	4/15/30	16,595	17,731
	Steel Dynamics Inc.	3.250%	1/15/31	18,000	18,988
	Steel Dynamics Inc.	3.250%	10/15/50	8,513	8,594
	Suzano Austria GmbH	6.000%	1/15/29	18,350	21,238
	Suzano Austria GmbH	5.000%	1/15/30	7,450	8,186
	Suzano Austria GmbH	3.750%	1/15/31	11,400	11,596
[3]	Suzano Austria GmbH	3.125%	1/15/32	16,000	15,480
	Teck Resources Ltd.	3.900%	7/15/30	5,000	5,380
	Teck Resources Ltd.	6.125%	10/1/35	10,541	13,679
	Teck Resources Ltd.	6.000%	8/15/40	7,730	9,854
	Teck Resources Ltd.	6.250%	7/15/41	10,800	14,381
	Vale Overseas Ltd.	6.250%	8/10/26	20,860	24,217
	Vale Overseas Ltd.	3.750%	7/8/30	22,100	22,909
	Vale Overseas Ltd.	8.250%	1/17/34	500	704
	Vale Overseas Ltd.	6.875%	11/21/36	17,269	22,950
	Vale Overseas Ltd.	6.875%	11/10/39	15,015	20,163
	Vale SA	5.625%	9/11/42	6,897	8,239
	Vulcan Materials Co.	4.500%	4/1/25	2,750	2,982
	Vulcan Materials Co.	3.500%	6/1/30	7,954	8,575
	Vulcan Materials Co.	4.500%	6/15/47	9,737	11,945
	Westlake Chemical Corp.	3.600%	8/15/26	7,804	8,376
	Westlake Chemical Corp.	3.375%	6/15/30	3,000	3,185
	Westlake Chemical Corp.	2.875%	8/15/41	3,600	3,477
	Westlake Chemical Corp.	5.000%	8/15/46	13,510	17,094
	Westlake Chemical Corp.	4.375%	11/15/47	975	1,149
	Westlake Chemical Corp.	3.125%	8/15/51	6,300	6,080
	Westlake Chemical Corp.	3.375%	8/15/61	4,700	4,520
138

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WestRock MWV LLC	8.200%	1/15/30	4,304	5,939
	WestRock MWV LLC	7.950%	2/15/31	3,000	4,220
	WestRock RKT LLC	4.000%	3/1/23	2,865	2,943
	WRKCo Inc.	3.000%	9/15/24	10,620	11,077
	WRKCo Inc.	3.750%	3/15/25	14,789	15,781
	WRKCo Inc.	4.650%	3/15/26	10,545	11,770
	WRKCo Inc.	3.375%	9/15/27	9,950	10,578
	WRKCo Inc.	4.000%	3/15/28	5,375	5,932
	WRKCo Inc.	3.900%	6/1/28	2,300	2,521
	WRKCo Inc.	4.900%	3/15/29	12,040	14,012
	WRKCo Inc.	4.200%	6/1/32	4,550	5,177
	WRKCo Inc.	3.000%	6/15/33	4,000	4,125
[7]	Yamana Gold Inc.	2.630%	8/15/31	4,000	3,861
					2,028,217
Real Estate (1.1%)
	Agree LP	2.000%	6/15/28	7,475	7,347
	Agree LP	2.600%	6/15/33	3,650	3,592
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	17,199	18,284
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,089	9,968
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	11,430	12,398
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,465
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,730
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	1,082
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	7,877
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	7,458
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,500	14,602
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	5,664
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	24,555	23,069
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	3,269
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	5,500	6,410
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	6,951
	American Assets Trust LP	3.375%	2/1/31	4,996	5,119
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,575	3,821
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	3,793	4,022
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	3,075	3,289
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	8,030	8,209
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	2,750	3,043
	American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,352
	American Homes 4 Rent LP	4.900%	2/15/29	3,625	4,199
	American Homes 4 Rent LP	3.375%	7/15/51	2,000	2,023
	American Tower Corp.	3.500%	1/31/23	27,228	27,966
	American Tower Corp.	0.600%	1/15/24	5,515	5,459
	American Tower Corp.	5.000%	2/15/24	14,707	15,832
	American Tower Corp.	3.375%	5/15/24	9,545	9,976
	American Tower Corp.	2.950%	1/15/25	2,700	2,808
	American Tower Corp.	2.400%	3/15/25	7,485	7,689
	American Tower Corp.	4.000%	6/1/25	3,822	4,091
	American Tower Corp.	1.300%	9/15/25	4,375	4,311
	American Tower Corp.	4.400%	2/15/26	5,000	5,467
	American Tower Corp.	1.600%	4/15/26	7,300	7,244
139

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	1.450%	9/15/26	6,000	5,882
	American Tower Corp.	3.375%	10/15/26	18,670	19,836
	American Tower Corp.	3.125%	1/15/27	10,590	11,095
	American Tower Corp.	3.550%	7/15/27	7,860	8,413
	American Tower Corp.	3.600%	1/15/28	2,219	2,383
	American Tower Corp.	1.500%	1/31/28	8,680	8,312
	American Tower Corp.	3.950%	3/15/29	10,750	11,738
	American Tower Corp.	3.800%	8/15/29	13,110	14,274
	American Tower Corp.	2.900%	1/15/30	8,090	8,299
	American Tower Corp.	2.100%	6/15/30	7,000	6,755
	American Tower Corp.	1.875%	10/15/30	7,500	7,094
	American Tower Corp.	2.700%	4/15/31	7,450	7,504
	American Tower Corp.	2.300%	9/15/31	7,000	6,806
	American Tower Corp.	3.700%	10/15/49	11,082	11,882
	American Tower Corp.	3.100%	6/15/50	8,975	8,728
	American Tower Corp.	2.950%	1/15/51	17,192	16,301
[3]	AvalonBay Communities Inc.	2.850%	3/15/23	4,890	4,973
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,772
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,589
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,565
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	10,330	10,916
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	5,001
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	5,000	5,373
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,469
	AvalonBay Communities Inc.	1.900%	12/1/28	2,000	1,984
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	11,776
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	2,422
	AvalonBay Communities Inc.	2.050%	1/15/32	20,000	19,752
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	2,755	3,263
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	1,227
	Boston Properties LP	3.125%	9/1/23	1,771	1,824
	Boston Properties LP	3.800%	2/1/24	4,551	4,760
	Boston Properties LP	3.200%	1/15/25	15,121	15,839
	Boston Properties LP	3.650%	2/1/26	7,250	7,770
	Boston Properties LP	2.750%	10/1/26	17,059	17,765
	Boston Properties LP	4.500%	12/1/28	4,700	5,321
	Boston Properties LP	3.400%	6/21/29	5,940	6,307
	Boston Properties LP	2.900%	3/15/30	10,914	11,140
	Boston Properties LP	3.250%	1/30/31	8,430	8,824
	Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,609
	Brandywine Operating Partnership LP	3.950%	11/15/27	20,952	22,506
	Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	13,146
	Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	16,474
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,784
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	3,388
	Brixmor Operating Partnership LP	4.125%	5/15/29	5,000	5,536
	Brixmor Operating Partnership LP	4.050%	7/1/30	18,093	19,867
	Brixmor Operating Partnership LP	2.500%	8/16/31	5,000	4,892
	Broadstone Net Lease LLC	2.600%	9/15/31	2,425	2,364
	Camden Property Trust	2.950%	12/15/22	5,575	5,663
	Camden Property Trust	4.100%	10/15/28	5,475	6,175
	Camden Property Trust	3.150%	7/1/29	10,165	10,818
	Camden Property Trust	2.800%	5/15/30	27,145	28,313
	Camden Property Trust	3.350%	11/1/49	1,550	1,704
	CBRE Services Inc.	4.875%	3/1/26	8,208	9,187
140

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CBRE Services Inc.	2.500%	4/1/31	5,000	5,027
CC Holdings GS V LLC	3.849%	4/15/23	9,550	9,883
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	5,535	6,005
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,675	6,175
Corporate Office Properties LP	2.250%	3/15/26	1,500	1,516
Corporate Office Properties LP	2.750%	4/15/31	5,100	5,073
Corporate Office Properties LP	2.900%	12/1/33	10,650	10,483
Crown Castle International Corp.	3.150%	7/15/23	5,525	5,693
Crown Castle International Corp.	3.200%	9/1/24	7,750	8,100
Crown Castle International Corp.	1.350%	7/15/25	4,000	3,955
Crown Castle International Corp.	4.450%	2/15/26	12,670	13,874
Crown Castle International Corp.	3.700%	6/15/26	19,130	20,523
Crown Castle International Corp.	1.050%	7/15/26	10,000	9,672
Crown Castle International Corp.	4.000%	3/1/27	2,275	2,479
Crown Castle International Corp.	3.650%	9/1/27	10,000	10,767
Crown Castle International Corp.	3.800%	2/15/28	13,200	14,348
Crown Castle International Corp.	4.300%	2/15/29	5,827	6,504
Crown Castle International Corp.	3.100%	11/15/29	5,175	5,398
Crown Castle International Corp.	3.300%	7/1/30	12,780	13,505
Crown Castle International Corp.	2.250%	1/15/31	12,591	12,253
Crown Castle International Corp.	2.100%	4/1/31	12,000	11,513
Crown Castle International Corp.	2.500%	7/15/31	8,000	7,949
Crown Castle International Corp.	2.900%	4/1/41	14,500	14,089
Crown Castle International Corp.	4.750%	5/15/47	5,200	6,377
Crown Castle International Corp.	5.200%	2/15/49	7,750	9,968
Crown Castle International Corp.	4.000%	11/15/49	2,000	2,196
Crown Castle International Corp.	4.150%	7/1/50	4,671	5,283
Crown Castle International Corp.	3.250%	1/15/51	7,900	7,809
CubeSmart LP	4.000%	11/15/25	1,375	1,479
CubeSmart LP	3.125%	9/1/26	5,425	5,697
CubeSmart LP	2.250%	12/15/28	7,100	7,123
CubeSmart LP	4.375%	2/15/29	1,925	2,182
CubeSmart LP	3.000%	2/15/30	1,850	1,930
CubeSmart LP	2.000%	2/15/31	600	580
CubeSmart LP	2.500%	2/15/32	7,100	7,086
CyrusOne LP	2.900%	11/15/24	5,370	5,555
CyrusOne LP	3.450%	11/15/29	5,625	6,106
CyrusOne LP	2.150%	11/1/30	3,790	3,746
Digital Realty Trust LP	4.750%	10/1/25	5,102	5,656
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,809
Digital Realty Trust LP	4.450%	7/15/28	8,283	9,366
Digital Realty Trust LP	3.600%	7/1/29	18,375	19,963
Duke Realty LP	3.750%	12/1/24	2,179	2,310
Duke Realty LP	3.250%	6/30/26	4,050	4,311
Duke Realty LP	4.000%	9/15/28	2,025	2,263
Duke Realty LP	2.875%	11/15/29	1,000	1,043
Duke Realty LP	1.750%	7/1/30	9,000	8,579
Duke Realty LP	1.750%	2/1/31	2,000	1,895
Duke Realty LP	3.050%	3/1/50	4,800	4,741
EPR Properties	4.500%	4/1/25	669	713
EPR Properties	4.500%	6/1/27	5,070	5,355
EPR Properties	3.750%	8/15/29	3,432	3,462
EPR Properties	3.600%	11/15/31	1,000	995
141

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equinix Inc.	2.625%	11/18/24	13,750	14,185
Equinix Inc.	1.250%	7/15/25	4,000	3,932
Equinix Inc.	1.000%	9/15/25	3,000	2,920
Equinix Inc.	1.450%	5/15/26	3,000	2,944
Equinix Inc.	2.900%	11/18/26	10,000	10,397
Equinix Inc.	1.800%	7/15/27	13,000	12,830
Equinix Inc.	1.550%	3/15/28	3,000	2,891
Equinix Inc.	2.000%	5/15/28	4,000	3,927
Equinix Inc.	3.200%	11/18/29	11,025	11,581
Equinix Inc.	2.150%	7/15/30	12,000	11,661
Equinix Inc.	2.500%	5/15/31	7,950	7,955
Equinix Inc.	3.000%	7/15/50	5,500	5,262
Equinix Inc.	2.950%	9/15/51	5,485	5,177
Equinix Inc.	3.400%	2/15/52	4,000	4,082
ERP Operating LP	3.000%	4/15/23	1,675	1,714
ERP Operating LP	3.375%	6/1/25	300	318
ERP Operating LP	2.850%	11/1/26	13,030	13,677
ERP Operating LP	3.500%	3/1/28	7,000	7,623
ERP Operating LP	4.150%	12/1/28	8,100	9,172
ERP Operating LP	3.000%	7/1/29	11,195	11,863
ERP Operating LP	2.500%	2/15/30	10,000	10,270
ERP Operating LP	4.500%	7/1/44	4,700	5,931
ERP Operating LP	4.500%	6/1/45	3,750	4,738
ERP Operating LP	4.000%	8/1/47	2,775	3,341
Essential Properties LP	2.950%	7/15/31	3,900	3,848
Essex Portfolio LP	3.250%	5/1/23	1,425	1,460
Essex Portfolio LP	3.875%	5/1/24	1,575	1,658
Essex Portfolio LP	3.500%	4/1/25	8,950	9,454
Essex Portfolio LP	3.375%	4/15/26	9,915	10,491
Essex Portfolio LP	1.700%	3/1/28	4,000	3,904
Essex Portfolio LP	4.000%	3/1/29	5,795	6,433
Essex Portfolio LP	3.000%	1/15/30	9,630	10,091
Essex Portfolio LP	1.650%	1/15/31	2,500	2,338
Essex Portfolio LP	2.650%	3/15/32	7,260	7,303
Essex Portfolio LP	4.500%	3/15/48	6,839	8,420
Essex Portfolio LP	2.650%	9/1/50	5,089	4,602
Extra Space Storage LP	2.550%	6/1/31	4,250	4,224
Extra Space Storage LP	2.350%	3/15/32	3,000	2,929
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,705
Federal Realty Investment Trust	3.950%	1/15/24	5,000	5,239
Federal Realty Investment Trust	3.250%	7/15/27	4,725	5,004
Federal Realty Investment Trust	3.200%	6/15/29	3,350	3,544
Federal Realty Investment Trust	3.500%	6/1/30	2,000	2,139
Federal Realty Investment Trust	4.500%	12/1/44	6,600	7,848
GLP Capital LP	5.375%	11/1/23	5,000	5,310
GLP Capital LP	5.250%	6/1/25	9,354	10,278
GLP Capital LP	5.375%	4/15/26	10,406	11,623
GLP Capital LP	5.750%	6/1/28	4,750	5,491
GLP Capital LP	5.300%	1/15/29	11,225	12,707
GLP Capital LP	4.000%	1/15/30	6,750	7,154
GLP Capital LP	4.000%	1/15/31	6,000	6,404
GLP Capital LP	3.250%	1/15/32	1,500	1,508
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,810	5,187
Healthcare Realty Trust Inc.	2.400%	3/15/30	4,000	3,993
Healthcare Realty Trust Inc.	2.050%	3/15/31	2,500	2,406
142

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,526
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,860
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	3,533
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	14,900	14,143
	Healthpeak Properties Inc.	3.400%	2/1/25	2,596	2,729
	Healthpeak Properties Inc.	4.000%	6/1/25	388	418
	Healthpeak Properties Inc.	3.250%	7/15/26	5,000	5,314
	Healthpeak Properties Inc.	3.500%	7/15/29	11,270	12,228
	Healthpeak Properties Inc.	3.000%	1/15/30	10,300	10,803
	Healthpeak Properties Inc.	2.875%	1/15/31	5,000	5,200
	Healthpeak Properties Inc.	6.750%	2/1/41	1,496	2,238
	Highwoods Realty LP	3.875%	3/1/27	3,850	4,192
	Highwoods Realty LP	4.125%	3/15/28	3,000	3,311
	Highwoods Realty LP	3.050%	2/15/30	11,000	11,354
	Highwoods Realty LP	2.600%	2/1/31	11,053	11,008
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,715
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	5,270	5,391
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	14,000	14,377
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	5,000	4,836
	Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,687
	Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,701
	Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,693
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,780	3,742
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	3,000	2,822
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,005	8,833
	Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,175
	Kilroy Realty LP	3.450%	12/15/24	2,000	2,099
	Kilroy Realty LP	4.375%	10/1/25	800	871
	Kilroy Realty LP	4.750%	12/15/28	2,150	2,468
	Kilroy Realty LP	4.250%	8/15/29	2,975	3,315
	Kilroy Realty LP	3.050%	2/15/30	10,025	10,386
	Kilroy Realty LP	2.500%	11/15/32	3,850	3,745
	Kilroy Realty LP	2.650%	11/15/33	16,850	16,374
	Kimco Realty Corp.	3.375%	10/15/22	8,375	8,487
	Kimco Realty Corp.	3.500%	4/15/23	2,200	2,257
	Kimco Realty Corp.	3.125%	6/1/23	875	897
	Kimco Realty Corp.	4.450%	1/15/24	600	627
	Kimco Realty Corp.	3.300%	2/1/25	3,125	3,285
	Kimco Realty Corp.	3.850%	6/1/25	900	948
	Kimco Realty Corp.	2.800%	10/1/26	1,893	1,972
	Kimco Realty Corp.	1.900%	3/1/28	16,200	15,982
	Kimco Realty Corp.	2.700%	10/1/30	4,000	4,071
	Kimco Realty Corp.	2.250%	12/1/31	3,000	2,924
	Kimco Realty Corp.	4.250%	4/1/45	325	374
	Kimco Realty Corp.	4.125%	12/1/46	400	455
	Kimco Realty Corp.	4.450%	9/1/47	3,050	3,633
	Kimco Realty Corp.	3.700%	10/1/49	6,021	6,453
	Kite Realty Group LP	4.000%	10/1/26	7,900	8,418
	Kite Realty Group Trust	4.750%	9/15/30	3,000	3,321
	Life Storage LP	3.500%	7/1/26	9,625	10,306
	Life Storage LP	3.875%	12/15/27	1,000	1,099
	Life Storage LP	4.000%	6/15/29	1,950	2,162
	Life Storage LP	2.200%	10/15/30	2,500	2,458
	Life Storage LP	2.400%	10/15/31	9,000	8,852
	LXP Industrial Trust	2.700%	9/15/30	2,500	2,489
143

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
LXP Industrial Trust	2.375%	10/1/31	6,000	5,753
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,514
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,870
Mid-America Apartments LP	4.000%	11/15/25	75	81
Mid-America Apartments LP	1.100%	9/15/26	8,897	8,607
Mid-America Apartments LP	3.600%	6/1/27	7,770	8,408
Mid-America Apartments LP	3.950%	3/15/29	4,535	5,069
Mid-America Apartments LP	2.750%	3/15/30	5,245	5,430
Mid-America Apartments LP	1.700%	2/15/31	5,000	4,774
Mid-America Apartments LP	2.875%	9/15/51	2,400	2,365
National Health Investors Inc.	3.000%	2/1/31	8,500	8,208
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,906
National Retail Properties Inc.	4.000%	11/15/25	3,145	3,412
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,648
National Retail Properties Inc.	3.500%	10/15/27	1,050	1,127
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,818
National Retail Properties Inc.	2.500%	4/15/30	8,375	8,472
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,864
National Retail Properties Inc.	3.100%	4/15/50	8,375	8,168
National Retail Properties Inc.	3.500%	4/15/51	12,200	12,651
National Retail Properties Inc.	3.000%	4/15/52	5,000	4,744
Office Properties Income Trust	4.250%	5/15/24	1,325	1,383
Office Properties Income Trust	4.500%	2/1/25	7,051	7,440
Office Properties Income Trust	2.650%	6/15/26	3,663	3,640
Office Properties Income Trust	3.450%	10/15/31	2,130	2,069
Omega Healthcare Investors Inc.	4.375%	8/1/23	13,023	13,576
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,551
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	7,235
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,862
Omega Healthcare Investors Inc.	4.500%	4/1/27	11,875	13,061
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,984	4,404
Omega Healthcare Investors Inc.	3.625%	10/1/29	17,270	17,943
Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	23,166
Omega Healthcare Investors Inc.	3.250%	4/15/33	4,500	4,409
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	7,338
Physicians Realty LP	4.300%	3/15/27	6,400	7,107
Physicians Realty LP	3.950%	1/15/28	3,000	3,287
Physicians Realty LP	2.625%	11/1/31	10,000	9,980
Piedmont Operating Partnership LP	3.400%	6/1/23	4,950	5,074
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,840
Piedmont Operating Partnership LP	3.150%	8/15/30	4,637	4,756
Piedmont Operating Partnership LP	2.750%	4/1/32	3,000	2,943
Prologis LP	3.250%	10/1/26	3,825	4,089
Prologis LP	2.125%	4/15/27	3,395	3,454
Prologis LP	3.875%	9/15/28	2,500	2,805
Prologis LP	4.375%	2/1/29	4,000	4,592
Prologis LP	2.250%	4/15/30	14,009	14,080
Prologis LP	1.250%	10/15/30	8,000	7,451
Prologis LP	1.625%	3/15/31	8,377	7,990
Prologis LP	4.375%	9/15/48	3,500	4,414
Prologis LP	3.000%	4/15/50	7,089	7,340
Prologis LP	2.125%	10/15/50	11,618	10,090
Public Storage	0.875%	2/15/26	2,600	2,539
Public Storage	1.500%	11/9/26	2,000	2,000
144

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Public Storage	3.094%	9/15/27	6,600	7,069
Public Storage	1.850%	5/1/28	7,000	6,988
Public Storage	3.385%	5/1/29	4,855	5,296
Public Storage	2.300%	5/1/31	7,600	7,679
Rayonier LP	2.750%	5/17/31	2,000	1,994
Realty Income Corp.	4.600%	2/6/24	2,550	2,711
Realty Income Corp.	3.875%	7/15/24	1,950	2,066
Realty Income Corp.	3.875%	4/15/25	6,840	7,366
Realty Income Corp.	4.625%	11/1/25	5,883	6,525
Realty Income Corp.	0.750%	3/15/26	3,811	3,673
Realty Income Corp.	4.875%	6/1/26	2,925	3,298
Realty Income Corp.	4.125%	10/15/26	10,420	11,514
Realty Income Corp.	3.000%	1/15/27	5,200	5,490
Realty Income Corp.	3.950%	8/15/27	4,350	4,828
Realty Income Corp.	3.400%	1/15/28	6,000	6,476
Realty Income Corp.	3.650%	1/15/28	7,725	8,412
Realty Income Corp.	2.200%	6/15/28	3,500	3,535
Realty Income Corp.	3.250%	6/15/29	4,053	4,377
Realty Income Corp.	3.100%	12/15/29	16,600	17,630
Realty Income Corp.	3.250%	1/15/31	15,696	16,864
Realty Income Corp.	2.850%	12/15/32	7,000	7,281
Realty Income Corp.	1.800%	3/15/33	13,000	12,254
Realty Income Corp.	4.650%	3/15/47	7,155	9,266
Regency Centers LP	3.600%	2/1/27	2,010	2,165
Regency Centers LP	4.125%	3/15/28	1,375	1,530
Regency Centers LP	2.950%	9/15/29	1,500	1,556
Regency Centers LP	3.700%	6/15/30	5,000	5,450
Regency Centers LP	4.400%	2/1/47	5,650	6,693
Regency Centers LP	4.650%	3/15/49	4,225	5,258
Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,860
Rexford Industrial Realty LP	2.150%	9/1/31	2,000	1,903
Sabra Health Care LP	5.125%	8/15/26	12,500	13,771
Sabra Health Care LP	3.900%	10/15/29	8,975	9,378
Sabra Health Care LP	3.200%	12/1/31	6,150	6,014
Safehold Operating Partnership LP	2.800%	6/15/31	2,000	1,977
Safehold Operating Partnership LP	2.850%	1/15/32	9,800	9,592
Simon Property Group LP	2.750%	6/1/23	6,000	6,130
Simon Property Group LP	3.750%	2/1/24	5,000	5,240
Simon Property Group LP	2.000%	9/13/24	2,170	2,210
Simon Property Group LP	3.375%	10/1/24	4,212	4,432
Simon Property Group LP	3.500%	9/1/25	8,639	9,215
Simon Property Group LP	3.300%	1/15/26	5,941	6,304
Simon Property Group LP	3.250%	11/30/26	10,986	11,768
Simon Property Group LP	1.375%	1/15/27	2,500	2,449
Simon Property Group LP	3.375%	6/15/27	17,557	18,854
Simon Property Group LP	3.375%	12/1/27	4,700	5,049
Simon Property Group LP	1.750%	2/1/28	10,250	10,077
Simon Property Group LP	2.450%	9/13/29	22,561	22,883
Simon Property Group LP	2.650%	7/15/30	11,500	11,732
Simon Property Group LP	2.200%	2/1/31	6,800	6,664
Simon Property Group LP	2.250%	1/15/32	8,435	8,233
Simon Property Group LP	6.750%	2/1/40	7,250	10,701
Simon Property Group LP	4.750%	3/15/42	5,448	6,723
Simon Property Group LP	4.250%	10/1/44	2,613	3,069
Simon Property Group LP	4.250%	11/30/46	4,700	5,591
145

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	3.250%	9/13/49	7,633	7,846
	Simon Property Group LP	3.800%	7/15/50	10,450	11,730
	SITE Centers Corp.	3.900%	8/15/24	9,955	10,253
	SITE Centers Corp.	3.625%	2/1/25	5,900	6,179
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,815
	SITE Centers Corp.	4.700%	6/1/27	11,350	12,575
	Spirit Realty LP	3.200%	1/15/27	445	466
	Spirit Realty LP	2.100%	3/15/28	5,000	4,890
	Spirit Realty LP	4.000%	7/15/29	2,650	2,911
	Spirit Realty LP	3.200%	2/15/31	2,450	2,537
	Spirit Realty LP	2.700%	2/15/32	4,050	4,018
	STORE Capital Corp.	4.500%	3/15/28	2,195	2,435
	STORE Capital Corp.	4.625%	3/15/29	5,000	5,606
	STORE Capital Corp.	2.750%	11/18/30	1,500	1,497
	Tanger Properties LP	3.125%	9/1/26	4,710	4,866
	Tanger Properties LP	3.875%	7/15/27	2,600	2,782
	Tanger Properties LP	2.750%	9/1/31	5,000	4,833
[3]	UDR Inc.	2.950%	9/1/26	7,465	7,767
[3]	UDR Inc.	3.500%	7/1/27	5,250	5,616
[3]	UDR Inc.	3.500%	1/15/28	5,075	5,432
	UDR Inc.	3.000%	8/15/31	3,500	3,648
[3]	UDR Inc.	2.100%	8/1/32	1,500	1,434
[3]	UDR Inc.	1.900%	3/15/33	9,940	9,207
[3]	UDR Inc.	2.100%	6/15/33	3,950	3,742
	UDR Inc.	3.100%	11/1/34	3,335	3,452
	Ventas Realty LP	3.500%	4/15/24	3,075	3,221
	Ventas Realty LP	3.750%	5/1/24	2,325	2,435
	Ventas Realty LP	2.650%	1/15/25	3,610	3,730
	Ventas Realty LP	3.500%	2/1/25	8,000	8,440
	Ventas Realty LP	4.125%	1/15/26	1,825	1,982
	Ventas Realty LP	3.250%	10/15/26	9,075	9,610
	Ventas Realty LP	3.850%	4/1/27	2,075	2,262
	Ventas Realty LP	4.000%	3/1/28	12,985	14,366
	Ventas Realty LP	4.400%	1/15/29	1,865	2,116
	Ventas Realty LP	3.000%	1/15/30	3,865	4,014
	Ventas Realty LP	4.750%	11/15/30	765	893
	Ventas Realty LP	5.700%	9/30/43	1,000	1,348
	Ventas Realty LP	4.375%	2/1/45	5,740	6,730
	Ventas Realty LP	4.875%	4/15/49	1,200	1,506
	Vornado Realty LP	3.500%	1/15/25	3,524	3,696
	Vornado Realty LP	2.150%	6/1/26	1,900	1,904
[7]	WEA Finance LLC	3.750%	9/17/24	500	524
	Welltower Inc.	4.500%	1/15/24	5,500	5,819
	Welltower Inc.	3.625%	3/15/24	10,990	11,558
	Welltower Inc.	4.000%	6/1/25	18,665	20,115
	Welltower Inc.	4.250%	4/1/26	16,567	18,159
	Welltower Inc.	2.700%	2/15/27	9,262	9,656
	Welltower Inc.	4.250%	4/15/28	1,525	1,710
	Welltower Inc.	4.125%	3/15/29	3,145	3,517
	Welltower Inc.	2.750%	1/15/31	16,750	17,115
	Welltower Inc.	2.800%	6/1/31	4,800	4,907
	Welltower Inc.	2.750%	1/15/32	5,175	5,237
	Welltower Inc.	6.500%	3/15/41	2,000	2,912
	Welltower Inc.	5.125%	3/15/43	950	1,170
	Welltower Inc.	4.950%	9/1/48	4,450	5,826
146

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Weyerhaeuser Co.	8.500%	1/15/25	800	964
Weyerhaeuser Co.	4.000%	11/15/29	11,200	12,495
Weyerhaeuser Co.	4.000%	4/15/30	8,000	8,911
Weyerhaeuser Co.	7.375%	3/15/32	8,605	12,104
Weyerhaeuser Co.	6.875%	12/15/33	2,250	3,074
WP Carey Inc.	4.600%	4/1/24	7,705	8,191
WP Carey Inc.	4.000%	2/1/25	1,250	1,333
WP Carey Inc.	4.250%	10/1/26	2,350	2,575
WP Carey Inc.	3.850%	7/15/29	2,200	2,432
WP Carey Inc.	2.250%	4/1/33	13,242	12,603
				2,800,008
Technology (2.6%)
Adobe Inc.	1.700%	2/1/23	8,200	8,292
Adobe Inc.	1.900%	2/1/25	4,113	4,214
Adobe Inc.	3.250%	2/1/25	11,108	11,755
Adobe Inc.	2.150%	2/1/27	10,800	11,102
Adobe Inc.	2.300%	2/1/30	15,650	15,999
Altera Corp.	4.100%	11/15/23	6,100	6,446
Amdocs Ltd.	2.538%	6/15/30	6,100	6,067
Analog Devices Inc.	2.950%	4/1/25	3,050	3,203
Analog Devices Inc.	3.500%	12/5/26	5,965	6,509
Analog Devices Inc.	1.700%	10/1/28	8,000	7,951
Analog Devices Inc.	2.100%	10/1/31	10,000	10,014
Analog Devices Inc.	2.800%	10/1/41	8,000	8,104
Analog Devices Inc.	2.950%	10/1/51	10,000	10,271
Apple Inc.	2.150%	2/9/22	11,515	11,536
Apple Inc.	2.500%	2/9/22	22,935	22,933
Apple Inc.	2.400%	1/13/23	12,000	12,207
Apple Inc.	2.850%	2/23/23	19,217	19,643
Apple Inc.	2.400%	5/3/23	49,823	50,992
Apple Inc.	0.750%	5/11/23	17,425	17,488
Apple Inc.	3.000%	2/9/24	20,735	21,603
Apple Inc.	3.450%	5/6/24	9,375	9,916
Apple Inc.	2.850%	5/11/24	24,251	25,275
Apple Inc.	1.800%	9/11/24	3,000	3,064
Apple Inc.	2.750%	1/13/25	15,698	16,412
Apple Inc.	2.500%	2/9/25	17,788	18,512
Apple Inc.	1.125%	5/11/25	26,505	26,448
Apple Inc.	3.200%	5/13/25	18,350	19,529
Apple Inc.	0.550%	8/20/25	11,500	11,225
Apple Inc.	0.700%	2/8/26	21,300	20,806
Apple Inc.	3.250%	2/23/26	62,101	66,446
Apple Inc.	2.450%	8/4/26	24,982	26,096
Apple Inc.	2.050%	9/11/26	14,086	14,483
Apple Inc.	3.350%	2/9/27	23,601	25,649
Apple Inc.	3.200%	5/11/27	36,000	38,839
Apple Inc.	2.900%	9/12/27	37,855	40,348
Apple Inc.	1.200%	2/8/28	28,800	27,972
Apple Inc.	1.400%	8/5/28	24,000	23,511
Apple Inc.	2.200%	9/11/29	17,280	17,691
Apple Inc.	1.650%	5/11/30	18,500	18,075
Apple Inc.	1.250%	8/20/30	11,000	10,388
Apple Inc.	1.650%	2/8/31	35,000	34,102
Apple Inc.	1.700%	8/5/31	9,000	8,789
Apple Inc.	4.500%	2/23/36	9,180	11,521
147

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.375%	2/8/41	16,025	15,548
	Apple Inc.	3.850%	5/4/43	31,463	37,168
	Apple Inc.	4.450%	5/6/44	3,675	4,690
	Apple Inc.	3.450%	2/9/45	22,578	25,214
	Apple Inc.	4.375%	5/13/45	28,889	36,545
	Apple Inc.	4.650%	2/23/46	41,300	54,255
	Apple Inc.	3.850%	8/4/46	21,680	25,684
	Apple Inc.	4.250%	2/9/47	10,176	12,764
	Apple Inc.	3.750%	9/12/47	12,824	14,996
	Apple Inc.	3.750%	11/13/47	14,160	16,643
	Apple Inc.	2.950%	9/11/49	22,768	23,539
	Apple Inc.	2.650%	5/11/50	27,820	27,327
	Apple Inc.	2.400%	8/20/50	12,653	11,880
	Apple Inc.	2.650%	2/8/51	30,700	30,161
	Apple Inc.	2.700%	8/5/51	19,000	18,853
	Apple Inc.	2.550%	8/20/60	18,802	17,701
	Apple Inc.	2.800%	2/8/61	17,800	17,594
	Apple Inc.	2.850%	8/5/61	10,000	10,056
	Applied Materials Inc.	3.900%	10/1/25	17,905	19,474
	Applied Materials Inc.	3.300%	4/1/27	17,200	18,572
	Applied Materials Inc.	1.750%	6/1/30	6,080	5,965
	Applied Materials Inc.	5.100%	10/1/35	6,475	8,408
	Applied Materials Inc.	5.850%	6/15/41	5,905	8,616
	Applied Materials Inc.	4.350%	4/1/47	11,000	14,019
	Applied Materials Inc.	2.750%	6/1/50	8,117	8,166
	Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,448
	Arrow Electronics Inc.	3.250%	9/8/24	7,444	7,764
	Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,274
	Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,821
	Arrow Electronics Inc.	2.950%	2/15/32	4,000	4,032
	Autodesk Inc.	3.600%	12/15/22	825	841
	Autodesk Inc.	4.375%	6/15/25	4,600	5,005
	Autodesk Inc.	3.500%	6/15/27	4,150	4,466
	Autodesk Inc.	2.850%	1/15/30	5,300	5,488
	Autodesk Inc.	2.400%	12/15/31	10,000	9,985
	Automatic Data Processing Inc.	3.375%	9/15/25	9,025	9,692
	Automatic Data Processing Inc.	1.700%	5/15/28	10,000	9,978
	Automatic Data Processing Inc.	1.250%	9/1/30	8,300	7,840
	Avnet Inc.	4.875%	12/1/22	3,845	3,982
	Avnet Inc.	4.625%	4/15/26	4,625	5,070
	Avnet Inc.	3.000%	5/15/31	2,800	2,771
	Block Financial LLC	5.250%	10/1/25	13,075	14,519
	Block Financial LLC	2.500%	7/15/28	2,000	2,004
	Block Financial LLC	3.875%	8/15/30	6,950	7,442
	Broadcom Corp.	3.875%	1/15/27	42,704	46,303
	Broadcom Corp.	3.500%	1/15/28	6,500	6,946
	Broadcom Inc.	2.250%	11/15/23	8,100	8,260
	Broadcom Inc.	3.625%	10/15/24	7,000	7,405
	Broadcom Inc.	4.700%	4/15/25	25,000	27,340
	Broadcom Inc.	3.150%	11/15/25	17,203	18,062
	Broadcom Inc.	4.250%	4/15/26	23,450	25,638
	Broadcom Inc.	3.459%	9/15/26	48,778	51,963
[7]	Broadcom Inc.	1.950%	2/15/28	8,000	7,881
	Broadcom Inc.	4.110%	9/15/28	20,000	21,945
	Broadcom Inc.	4.750%	4/15/29	24,000	27,340
148

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	5.000%	4/15/30	34,000	39,582
	Broadcom Inc.	4.150%	11/15/30	24,000	26,616
[7]	Broadcom Inc.	2.450%	2/15/31	24,500	23,939
	Broadcom Inc.	4.300%	11/15/32	12,650	14,247
[7]	Broadcom Inc.	2.600%	2/15/33	18,000	17,458
[7]	Broadcom Inc.	3.419%	4/15/33	24,697	25,783
[7]	Broadcom Inc.	3.469%	4/15/34	27,006	28,176
[7]	Broadcom Inc.	3.137%	11/15/35	10,750	10,806
[7]	Broadcom Inc.	3.187%	11/15/36	7,100	7,123
[7]	Broadcom Inc.	3.500%	2/15/41	30,300	30,854
[7]	Broadcom Inc.	3.750%	2/15/51	18,000	18,805
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,800	2,986
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	4,340
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	10,800	10,899
	Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,508
	CDW LLC	4.125%	5/1/25	2,700	2,775
	CDW LLC	4.250%	4/1/28	3,481	3,602
	CDW LLC	3.250%	2/15/29	4,169	4,201
[7]	CGI Inc.	1.450%	9/14/26	6,500	6,362
[7]	CGI Inc.	2.300%	9/14/31	4,600	4,428
	Cintas Corp. No. 2	3.700%	4/1/27	13,513	14,799
	Cintas Corp. No. 2	6.150%	8/15/36	259	357
	Cisco Systems Inc.	2.600%	2/28/23	11,250	11,504
	Cisco Systems Inc.	2.200%	9/20/23	5,000	5,118
	Cisco Systems Inc.	3.625%	3/4/24	8,482	8,999
	Cisco Systems Inc.	3.500%	6/15/25	4,271	4,596
	Cisco Systems Inc.	2.950%	2/28/26	10,105	10,764
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,410
	Cisco Systems Inc.	5.900%	2/15/39	12,866	18,514
	Cisco Systems Inc.	5.500%	1/15/40	20,242	28,298
	Citrix Systems Inc.	1.250%	3/1/26	7,500	7,297
	Citrix Systems Inc.	4.500%	12/1/27	3,250	3,527
	Citrix Systems Inc.	3.300%	3/1/30	5,650	5,733
	Corning Inc.	4.700%	3/15/37	2,475	2,919
	Corning Inc.	5.750%	8/15/40	8,460	11,486
	Corning Inc.	4.750%	3/15/42	2,195	2,758
	Corning Inc.	5.350%	11/15/48	1,500	2,075
	Corning Inc.	4.375%	11/15/57	7,050	8,441
	Corning Inc.	5.850%	11/15/68	3,200	4,718
	Corning Inc.	5.450%	11/15/79	10,600	13,949
	Dell Inc.	6.500%	4/15/38	4,700	6,026
	Dell International LLC	5.450%	6/15/23	10,586	11,180
	Dell International LLC	4.000%	7/15/24	10,000	10,618
	Dell International LLC	5.850%	7/15/25	9,000	10,209
	Dell International LLC	6.020%	6/15/26	51,818	60,044
	Dell International LLC	4.900%	10/1/26	22,585	25,460
	Dell International LLC	6.100%	7/15/27	7,554	9,052
	Dell International LLC	5.300%	10/1/29	18,333	21,536
	Dell International LLC	6.200%	7/15/30	7,955	10,056
	Dell International LLC	8.100%	7/15/36	11,118	16,970
[7]	Dell International LLC	3.375%	12/15/41	10,500	10,396
	Dell International LLC	8.350%	7/15/46	7,046	11,800
[7]	Dell International LLC	3.450%	12/15/51	13,500	12,962
	DXC Technology Co.	1.800%	9/15/26	7,800	7,725
	DXC Technology Co.	2.375%	9/15/28	6,900	6,764
149

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Emerson Electric Co.	2.000%	12/21/28	7,800	7,796
	Emerson Electric Co.	2.200%	12/21/31	11,000	10,954
	Emerson Electric Co.	2.800%	12/21/51	9,900	9,706
	Equifax Inc.	3.950%	6/15/23	2,000	2,080
	Equifax Inc.	2.600%	12/1/24	2,250	2,328
	Equifax Inc.	2.600%	12/15/25	6,037	6,251
	Equifax Inc.	3.100%	5/15/30	6,310	6,613
	Equifax Inc.	2.350%	9/15/31	11,000	10,853
	Fidelity National Information Services Inc.	0.375%	3/1/23	8,000	7,961
	Fidelity National Information Services Inc.	0.600%	3/1/24	8,000	7,883
	Fidelity National Information Services Inc.	1.150%	3/1/26	13,000	12,684
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	7,262
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	7,089
	Fidelity National Information Services Inc.	2.250%	3/1/31	14,700	14,381
	Fidelity National Information Services Inc.	3.100%	3/1/41	9,000	9,070
	Fidelity National Information Services Inc.	4.500%	8/15/46	300	364
	Fiserv Inc.	3.800%	10/1/23	11,393	11,915
	Fiserv Inc.	2.750%	7/1/24	20,808	21,521
	Fiserv Inc.	3.850%	6/1/25	14,971	16,005
	Fiserv Inc.	3.200%	7/1/26	21,000	22,228
	Fiserv Inc.	2.250%	6/1/27	13,700	13,935
	Fiserv Inc.	4.200%	10/1/28	11,000	12,329
	Fiserv Inc.	3.500%	7/1/29	31,776	34,175
	Fiserv Inc.	2.650%	6/1/30	11,000	11,168
	Fiserv Inc.	4.400%	7/1/49	20,950	24,984
	Flex Ltd.	5.000%	2/15/23	2,730	2,847
	Flex Ltd.	4.750%	6/15/25	75	82
	Flex Ltd.	3.750%	2/1/26	6,000	6,413
	Flex Ltd.	4.875%	6/15/29	8,500	9,664
	Flex Ltd.	4.875%	5/12/30	4,000	4,561
	Fortinet Inc.	1.000%	3/15/26	5,000	4,846
	Fortinet Inc.	2.200%	3/15/31	5,000	4,894
	Global Payments Inc.	3.750%	6/1/23	5,450	5,617
	Global Payments Inc.	4.000%	6/1/23	4,620	4,801
	Global Payments Inc.	1.500%	11/15/24	5,000	5,002
	Global Payments Inc.	2.650%	2/15/25	19,825	20,389
	Global Payments Inc.	1.200%	3/1/26	8,800	8,563
	Global Payments Inc.	4.800%	4/1/26	6,500	7,217
	Global Payments Inc.	2.150%	1/15/27	8,050	8,088
	Global Payments Inc.	4.450%	6/1/28	11,060	12,336
	Global Payments Inc.	3.200%	8/15/29	20,743	21,598
	Global Payments Inc.	2.900%	5/15/30	8,205	8,356
	Global Payments Inc.	2.900%	11/15/31	8,000	8,127
	Global Payments Inc.	4.150%	8/15/49	9,635	11,068
[7]	GXO Logistics Inc.	1.650%	7/15/26	4,000	3,915
[7]	GXO Logistics Inc.	2.650%	7/15/31	2,000	1,973
	Harman International Industries Inc.	4.150%	5/15/25	3,475	3,736
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,000	2,031
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	11,255	11,881
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	7,867	7,914
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	21,034
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	8,161
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	7,959	10,438
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	15,731	21,066
	HP Inc.	2.200%	6/17/25	14,025	14,337
150

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	HP Inc.	1.450%	6/17/26	15,600	15,350
	HP Inc.	3.000%	6/17/27	14,610	15,376
	HP Inc.	3.400%	6/17/30	16,000	16,901
[7]	HP Inc.	2.650%	6/17/31	11,000	10,860
	HP Inc.	6.000%	9/15/41	12,970	17,277
	Hubbell Inc.	3.350%	3/1/26	2,800	2,964
	Hubbell Inc.	3.150%	8/15/27	3,425	3,611
	Hubbell Inc.	3.500%	2/15/28	4,645	5,002
	Hubbell Inc.	2.300%	3/15/31	3,000	3,002
	IHS Markit Ltd.	3.625%	5/1/24	7,000	7,338
	IHS Markit Ltd.	4.750%	8/1/28	8,865	10,250
	IHS Markit Ltd.	4.250%	5/1/29	4,200	4,758
	Intel Corp.	2.700%	12/15/22	19,982	20,395
	Intel Corp.	2.875%	5/11/24	11,781	12,263
	Intel Corp.	3.400%	3/25/25	27,620	29,404
	Intel Corp.	3.700%	7/29/25	23,775	25,642
	Intel Corp.	2.600%	5/19/26	11,340	11,904
	Intel Corp.	3.750%	3/25/27	14,400	15,851
	Intel Corp.	1.600%	8/12/28	10,830	10,699
	Intel Corp.	2.450%	11/15/29	25,500	26,377
	Intel Corp.	3.900%	3/25/30	19,005	21,603
	Intel Corp.	2.000%	8/12/31	13,750	13,662
	Intel Corp.	4.000%	12/15/32	6,700	7,838
	Intel Corp.	4.600%	3/25/40	6,500	8,090
	Intel Corp.	2.800%	8/12/41	8,000	7,977
	Intel Corp.	4.800%	10/1/41	12,072	15,673
	Intel Corp.	4.250%	12/15/42	1,000	1,212
	Intel Corp.	4.100%	5/19/46	13,225	15,679
	Intel Corp.	4.100%	5/11/47	9,100	10,908
	Intel Corp.	3.734%	12/8/47	19,850	22,512
	Intel Corp.	3.250%	11/15/49	16,650	17,592
	Intel Corp.	4.750%	3/25/50	21,259	28,278
	Intel Corp.	3.050%	8/12/51	13,000	13,333
	Intel Corp.	3.100%	2/15/60	14,400	14,509
	Intel Corp.	4.950%	3/25/60	8,930	12,538
	Intel Corp.	3.200%	8/12/61	7,900	8,085
	International Business Machines Corp.	2.875%	11/9/22	33,085	33,717
	International Business Machines Corp.	3.375%	8/1/23	14,075	14,633
	International Business Machines Corp.	3.625%	2/12/24	18,338	19,325
	International Business Machines Corp.	3.000%	5/15/24	25,100	26,217
	International Business Machines Corp.	7.000%	10/30/25	7,850	9,463
	International Business Machines Corp.	3.450%	2/19/26	12,464	13,368
	International Business Machines Corp.	3.300%	5/15/26	37,800	40,460
	International Business Machines Corp.	1.700%	5/15/27	15,092	15,046
	International Business Machines Corp.	6.220%	8/1/27	1,975	2,421
	International Business Machines Corp.	6.500%	1/15/28	50	63
	International Business Machines Corp.	3.500%	5/15/29	29,255	31,781
	International Business Machines Corp.	1.950%	5/15/30	18,600	18,185
	International Business Machines Corp.	5.875%	11/29/32	6,075	8,008
	International Business Machines Corp.	4.150%	5/15/39	21,200	24,507
	International Business Machines Corp.	5.600%	11/30/39	5,823	7,956
	International Business Machines Corp.	2.850%	5/15/40	24,710	24,323
	International Business Machines Corp.	4.000%	6/20/42	9,000	10,343
	International Business Machines Corp.	4.700%	2/19/46	1,200	1,548
	International Business Machines Corp.	4.250%	5/15/49	30,865	37,435
151

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	2.950%	5/15/50	16,790	16,412
	Intuit Inc.	0.650%	7/15/23	2,100	2,095
	Intuit Inc.	0.950%	7/15/25	4,500	4,439
	Intuit Inc.	1.350%	7/15/27	4,500	4,410
	Intuit Inc.	1.650%	7/15/30	4,500	4,347
	Jabil Inc.	1.700%	4/15/26	5,000	4,965
	Jabil Inc.	3.950%	1/12/28	6,000	6,555
	Jabil Inc.	3.600%	1/15/30	6,070	6,570
	Jabil Inc.	3.000%	1/15/31	5,500	5,658
	Juniper Networks Inc.	1.200%	12/10/25	2,475	2,438
	Juniper Networks Inc.	3.750%	8/15/29	9,025	9,779
	Juniper Networks Inc.	2.000%	12/10/30	5,600	5,303
	Juniper Networks Inc.	5.950%	3/15/41	3,680	4,865
	KLA Corp.	4.650%	11/1/24	10,775	11,683
	KLA Corp.	4.100%	3/15/29	11,041	12,493
	KLA Corp.	5.000%	3/15/49	5,125	6,908
	KLA Corp.	3.300%	3/1/50	8,025	8,577
[7]	Kyndryl Holdings Inc.	2.050%	10/15/26	3,100	3,023
[7]	Kyndryl Holdings Inc.	2.700%	10/15/28	5,600	5,426
[7]	Kyndryl Holdings Inc.	3.150%	10/15/31	6,700	6,486
[7]	Kyndryl Holdings Inc.	4.100%	10/15/41	5,000	4,849
	Lam Research Corp.	3.800%	3/15/25	4,901	5,250
	Lam Research Corp.	3.750%	3/15/26	11,500	12,539
	Lam Research Corp.	4.000%	3/15/29	15,425	17,300
	Lam Research Corp.	1.900%	6/15/30	6,884	6,767
	Lam Research Corp.	4.875%	3/15/49	5,850	7,953
	Lam Research Corp.	2.875%	6/15/50	6,000	5,995
	Lam Research Corp.	3.125%	6/15/60	4,900	5,009
	Legrand France SA	8.500%	2/15/25	3,350	4,041
	Leidos Inc.	2.950%	5/15/23	8,283	8,482
	Leidos Inc.	3.625%	5/15/25	6,905	7,331
	Leidos Inc.	4.375%	5/15/30	6,500	7,251
	Leidos Inc.	2.300%	2/15/31	12,550	12,046
[3]	Marvell Technology Inc.	4.200%	6/22/23	4,950	5,148
	Marvell Technology Inc.	1.650%	4/15/26	5,000	4,945
	Marvell Technology Inc.	2.450%	4/15/28	7,000	7,106
[3]	Marvell Technology Inc.	4.875%	6/22/28	3,758	4,289
	Marvell Technology Inc.	2.950%	4/15/31	7,065	7,226
	Maxim Integrated Products Inc.	3.450%	6/15/27	625	674
	Microchip Technology Inc.	4.333%	6/1/23	5,000	5,213
	Microchip Technology Inc.	4.250%	9/1/25	10,000	10,387
	Micron Technology Inc.	4.975%	2/6/26	4,350	4,850
	Micron Technology Inc.	4.185%	2/15/27	15,000	16,469
	Micron Technology Inc.	5.327%	2/6/29	5,950	7,019
	Micron Technology Inc.	2.703%	4/15/32	6,750	6,777
	Micron Technology Inc.	3.366%	11/1/41	2,500	2,567
	Micron Technology Inc.	3.477%	11/1/51	4,750	4,845
	Microsoft Corp.	2.400%	2/6/22	25,959	25,962
	Microsoft Corp.	2.375%	2/12/22	12,700	12,706
	Microsoft Corp.	2.650%	11/3/22	30,986	31,441
	Microsoft Corp.	2.000%	8/8/23	18,050	18,393
	Microsoft Corp.	2.875%	2/6/24	21,229	22,087
	Microsoft Corp.	2.700%	2/12/25	6,746	7,055
	Microsoft Corp.	3.125%	11/3/25	29,450	31,397
	Microsoft Corp.	2.400%	8/8/26	40,960	42,867
152

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	3.300%	2/6/27	39,538	43,044
	Microsoft Corp.	3.500%	2/12/35	16,825	19,268
	Microsoft Corp.	3.450%	8/8/36	20,069	23,018
	Microsoft Corp.	4.100%	2/6/37	12,172	14,816
	Microsoft Corp.	5.300%	2/8/41	7,000	9,818
	Microsoft Corp.	3.700%	8/8/46	42,925	51,508
	Microsoft Corp.	2.525%	6/1/50	74,159	72,778
	Microsoft Corp.	2.921%	3/17/52	80,954	85,723
	Microsoft Corp.	2.675%	6/1/60	40,222	40,050
	Microsoft Corp.	3.041%	3/17/62	44,066	47,444
	Moody's Corp.	4.875%	2/15/24	8,339	8,921
	Moody's Corp.	3.750%	3/24/25	6,000	6,412
	Moody's Corp.	3.250%	1/15/28	5,500	5,905
	Moody's Corp.	4.250%	2/1/29	4,000	4,523
	Moody's Corp.	2.000%	8/19/31	6,300	6,136
	Moody's Corp.	2.750%	8/19/41	6,000	5,843
	Moody's Corp.	5.250%	7/15/44	5,515	7,457
	Moody's Corp.	4.875%	12/17/48	4,000	5,307
	Moody's Corp.	3.250%	5/20/50	2,625	2,752
	Moody's Corp.	2.550%	8/18/60	4,400	3,866
	Moody's Corp.	3.100%	11/29/61	5,400	5,368
	Motorola Solutions Inc.	4.000%	9/1/24	5,094	5,431
	Motorola Solutions Inc.	4.600%	2/23/28	6,000	6,781
	Motorola Solutions Inc.	4.600%	5/23/29	6,000	6,853
	Motorola Solutions Inc.	2.300%	11/15/30	8,500	8,256
	Motorola Solutions Inc.	2.750%	5/24/31	5,700	5,714
	Motorola Solutions Inc.	5.500%	9/1/44	2,995	3,923
	NetApp Inc.	3.300%	9/29/24	4,475	4,691
	NetApp Inc.	1.875%	6/22/25	4,000	4,044
	NetApp Inc.	2.375%	6/22/27	4,000	4,104
	NetApp Inc.	2.700%	6/22/30	8,176	8,225
	NVIDIA Corp.	0.309%	6/15/23	13,000	12,923
	NVIDIA Corp.	0.584%	6/14/24	13,000	12,884
	NVIDIA Corp.	3.200%	9/16/26	12,155	13,083
	NVIDIA Corp.	1.550%	6/15/28	13,000	12,833
	NVIDIA Corp.	2.850%	4/1/30	14,018	14,873
	NVIDIA Corp.	2.000%	6/15/31	13,000	12,910
	NVIDIA Corp.	3.500%	4/1/40	30,000	33,674
	NVIDIA Corp.	3.500%	4/1/50	24,760	28,266
	NVIDIA Corp.	3.700%	4/1/60	8,507	10,165
[7]	NXP BV	4.875%	3/1/24	9,250	9,936
[7]	NXP BV	5.350%	3/1/26	3,500	3,955
[7]	NXP BV	3.875%	6/18/26	2,000	2,157
[7]	NXP BV	3.150%	5/1/27	8,000	8,416
[7]	NXP BV	5.550%	12/1/28	2,000	2,394
[7]	NXP BV	4.300%	6/18/29	18,000	20,182
[7]	NXP BV	3.400%	5/1/30	11,240	11,985
[7]	NXP BV	2.500%	5/11/31	16,000	16,043
[7]	NXP BV	2.650%	2/15/32	11,200	11,241
[7]	NXP BV	3.250%	5/11/41	8,600	8,841
[7]	NXP BV	3.125%	2/15/42	4,000	4,022
[7]	NXP BV	3.250%	11/30/51	5,000	5,002
	Oracle Corp.	2.625%	2/15/23	8,200	8,345
	Oracle Corp.	2.400%	9/15/23	25,208	25,707
	Oracle Corp.	3.400%	7/8/24	18,599	19,463
153

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	2.950%	11/15/24	36,830	38,311
	Oracle Corp.	2.500%	4/1/25	41,210	42,211
	Oracle Corp.	2.950%	5/15/25	16,582	17,210
	Oracle Corp.	1.650%	3/25/26	29,375	29,131
	Oracle Corp.	2.650%	7/15/26	38,460	39,567
	Oracle Corp.	2.800%	4/1/27	39,890	41,154
	Oracle Corp.	3.250%	11/15/27	11,876	12,537
	Oracle Corp.	2.300%	3/25/28	21,175	21,081
	Oracle Corp.	2.950%	4/1/30	36,865	37,261
	Oracle Corp.	2.875%	3/25/31	34,000	34,170
	Oracle Corp.	4.300%	7/8/34	20,283	22,493
	Oracle Corp.	3.900%	5/15/35	15,600	16,688
	Oracle Corp.	3.850%	7/15/36	16,490	17,360
	Oracle Corp.	3.800%	11/15/37	10,400	10,836
	Oracle Corp.	6.500%	4/15/38	10,000	13,471
	Oracle Corp.	6.125%	7/8/39	10,800	14,239
	Oracle Corp.	3.600%	4/1/40	49,120	49,377
	Oracle Corp.	5.375%	7/15/40	23,657	28,766
	Oracle Corp.	3.650%	3/25/41	24,000	24,300
	Oracle Corp.	4.500%	7/8/44	9,527	10,658
	Oracle Corp.	4.125%	5/15/45	22,375	23,749
	Oracle Corp.	4.000%	7/15/46	32,761	34,064
	Oracle Corp.	4.000%	11/15/47	23,765	24,647
	Oracle Corp.	3.600%	4/1/50	50,300	49,260
	Oracle Corp.	3.950%	3/25/51	38,500	40,062
	Oracle Corp.	4.375%	5/15/55	13,925	15,244
	Oracle Corp.	3.850%	4/1/60	38,340	37,938
	Oracle Corp.	4.100%	3/25/61	17,225	17,984
	PayPal Holdings Inc.	1.350%	6/1/23	5,000	5,042
	PayPal Holdings Inc.	2.400%	10/1/24	8,104	8,386
	PayPal Holdings Inc.	1.650%	6/1/25	5,575	5,644
	PayPal Holdings Inc.	2.650%	10/1/26	10,300	10,834
	PayPal Holdings Inc.	2.850%	10/1/29	16,109	16,970
	PayPal Holdings Inc.	2.300%	6/1/30	6,750	6,849
	PayPal Holdings Inc.	3.250%	6/1/50	13,000	13,936
[7]	Qorvo Inc.	1.750%	12/15/24	4,500	4,503
	Qorvo Inc.	4.375%	10/15/29	9,000	9,612
	QUALCOMM Inc.	2.600%	1/30/23	7,747	7,898
	QUALCOMM Inc.	2.900%	5/20/24	9,707	10,116
	QUALCOMM Inc.	3.450%	5/20/25	9,042	9,631
	QUALCOMM Inc.	3.250%	5/20/27	15,500	16,737
	QUALCOMM Inc.	1.300%	5/20/28	19,868	19,253
	QUALCOMM Inc.	2.150%	5/20/30	14,485	14,607
	QUALCOMM Inc.	1.650%	5/20/32	17,048	16,177
	QUALCOMM Inc.	4.650%	5/20/35	9,700	12,062
	QUALCOMM Inc.	4.800%	5/20/45	12,870	17,085
	QUALCOMM Inc.	4.300%	5/20/47	17,420	21,883
	QUALCOMM Inc.	3.250%	5/20/50	6,840	7,514
	Quanta Services Inc.	2.900%	10/1/30	9,025	9,221
	RELX Capital Inc.	3.500%	3/16/23	6,300	6,487
	RELX Capital Inc.	4.000%	3/18/29	9,350	10,368
	RELX Capital Inc.	3.000%	5/22/30	5,598	5,880
	Roper Technologies Inc.	3.125%	11/15/22	1,750	1,776
	Roper Technologies Inc.	3.650%	9/15/23	11,730	12,225
	Roper Technologies Inc.	2.350%	9/15/24	8,450	8,678
154

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roper Technologies Inc.	1.000%	9/15/25	4,500	4,399
	Roper Technologies Inc.	3.850%	12/15/25	9,157	9,860
	Roper Technologies Inc.	3.800%	12/15/26	11,559	12,684
	Roper Technologies Inc.	1.400%	9/15/27	17,709	17,195
	Roper Technologies Inc.	4.200%	9/15/28	7,225	8,116
	Roper Technologies Inc.	2.950%	9/15/29	10,295	10,665
	Roper Technologies Inc.	2.000%	6/30/30	13,776	13,265
	Roper Technologies Inc.	1.750%	2/15/31	12,742	11,979
	S&P Global Inc.	4.000%	6/15/25	6,225	6,747
	S&P Global Inc.	2.500%	12/1/29	5,300	5,481
	S&P Global Inc.	1.250%	8/15/30	7,400	6,915
	S&P Global Inc.	3.250%	12/1/49	6,500	7,069
	S&P Global Inc.	2.300%	8/15/60	7,950	6,900
	salesforce.com Inc.	3.250%	4/11/23	9,927	10,239
	salesforce.com Inc.	3.700%	4/11/28	12,050	13,361
	salesforce.com Inc.	1.500%	7/15/28	11,500	11,368
	salesforce.com Inc.	1.950%	7/15/31	16,000	15,847
	salesforce.com Inc.	2.700%	7/15/41	14,930	14,890
	salesforce.com Inc.	2.900%	7/15/51	22,600	23,042
	salesforce.com Inc.	3.050%	7/15/61	14,230	14,654
	ServiceNow Inc.	1.400%	9/1/30	15,600	14,546
	Skyworks Solutions Inc.	1.800%	6/1/26	5,800	5,745
	Skyworks Solutions Inc.	3.000%	6/1/31	7,000	7,043
[7]	TD SYNNEX Corp.	1.750%	8/9/26	5,000	4,883
[7]	TD SYNNEX Corp.	2.375%	8/9/28	6,000	5,825
	Teledyne FLIR LLC	2.500%	8/1/30	4,500	4,518
	Texas Instruments Inc.	2.625%	5/15/24	4,297	4,450
	Texas Instruments Inc.	1.375%	3/12/25	7,863	7,904
	Texas Instruments Inc.	1.125%	9/15/26	5,500	5,445
	Texas Instruments Inc.	2.900%	11/3/27	7,497	8,037
	Texas Instruments Inc.	2.250%	9/4/29	12,329	12,617
	Texas Instruments Inc.	1.750%	5/4/30	6,300	6,182
	Texas Instruments Inc.	1.900%	9/15/31	5,900	5,823
	Texas Instruments Inc.	3.875%	3/15/39	11,500	13,576
	Texas Instruments Inc.	4.150%	5/15/48	16,533	20,768
	Texas Instruments Inc.	2.700%	9/15/51	5,600	5,643
	TSMC Arizona Corp.	1.750%	10/25/26	13,050	13,056
	TSMC Arizona Corp.	2.500%	10/25/31	13,250	13,413
	TSMC Arizona Corp.	3.125%	10/25/41	10,500	10,944
	TSMC Arizona Corp.	3.250%	10/25/51	10,850	11,414
	Verisk Analytics Inc.	4.000%	6/15/25	6,250	6,729
	Verisk Analytics Inc.	4.125%	3/15/29	10,090	11,251
	Verisk Analytics Inc.	5.500%	6/15/45	8,300	11,185
	Verisk Analytics Inc.	3.625%	5/15/50	5,000	5,455
	VMware Inc.	0.600%	8/15/23	10,970	10,897
	VMware Inc.	4.500%	5/15/25	10,654	11,615
	VMware Inc.	1.400%	8/15/26	16,000	15,737
	VMware Inc.	4.650%	5/15/27	7,000	7,901
	VMware Inc.	3.900%	8/21/27	27,579	30,125
	VMware Inc.	1.800%	8/15/28	8,000	7,791
	VMware Inc.	4.700%	5/15/30	11,254	13,089
	VMware Inc.	2.200%	8/15/31	16,300	16,022
	Western Digital Corp.	4.750%	2/15/26	9,159	10,013
	Western Digital Corp.	2.850%	2/1/29	3,700	3,735
	Western Digital Corp.	3.100%	2/1/32	5,500	5,540
155

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xilinx Inc.	2.950%	6/1/24	6,483	6,734
	Xilinx Inc.	2.375%	6/1/30	8,300	8,409
					6,684,147
Utilities (2.3%)
	AEP Texas Inc.	3.950%	6/1/28	9,350	10,274
[3]	AEP Texas Inc.	2.100%	7/1/30	7,857	7,573
	AEP Texas Inc.	3.800%	10/1/47	3,000	3,218
[3]	AEP Texas Inc.	3.450%	1/15/50	2,943	3,011
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	4,730
	AEP Transmission Co. LLC	3.750%	12/1/47	4,750	5,345
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	5,255
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	4,472
	AEP Transmission Co. LLC	3.150%	9/15/49	9,090	9,285
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	5,750	6,369
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	5,200	4,980
	AES Corp.	1.375%	1/15/26	9,400	9,135
	AES Corp.	2.450%	1/15/31	9,500	9,265
[3]	Alabama Power Co.	2.450%	3/30/22	9,500	9,534
[3]	Alabama Power Co.	3.550%	12/1/23	8,800	9,224
[3]	Alabama Power Co.	1.450%	9/15/30	12,800	12,052
	Alabama Power Co.	6.125%	5/15/38	1,900	2,660
	Alabama Power Co.	6.000%	3/1/39	6,974	9,715
	Alabama Power Co.	3.850%	12/1/42	1,850	2,084
	Alabama Power Co.	4.150%	8/15/44	4,900	5,735
	Alabama Power Co.	3.750%	3/1/45	6,825	7,557
	Alabama Power Co.	4.300%	1/2/46	4,950	5,931
[3]	Alabama Power Co.	3.700%	12/1/47	5,075	5,638
	Alabama Power Co.	3.450%	10/1/49	12,473	13,317
	Alabama Power Co.	3.125%	7/15/51	13,924	14,263
	Alabama Power Co.	3.000%	3/15/52	12,000	12,046
	Ameren Corp.	2.500%	9/15/24	2,000	2,055
	Ameren Corp.	3.650%	2/15/26	2,775	2,957
	Ameren Corp.	1.950%	3/15/27	2,000	2,008
	Ameren Corp.	1.750%	3/15/28	5,000	4,845
	Ameren Corp.	3.500%	1/15/31	8,387	9,079
	Ameren Illinois Co.	3.250%	3/1/25	2,065	2,170
	Ameren Illinois Co.	3.800%	5/15/28	4,875	5,380
	Ameren Illinois Co.	1.550%	11/15/30	5,000	4,737
	Ameren Illinois Co.	4.150%	3/15/46	775	936
	Ameren Illinois Co.	3.700%	12/1/47	7,336	8,380
	Ameren Illinois Co.	4.500%	3/15/49	3,950	5,046
	Ameren Illinois Co.	3.250%	3/15/50	6,665	7,081
	Ameren Illinois Co.	2.900%	6/15/51	3,500	3,536
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,989
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,957
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	3,101
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	6,229	6,960
	American Electric Power Co. Inc.	2.300%	3/1/30	4,700	4,623
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	3,523
	American Electric Power Co. Inc.	3.875%	2/15/62	8,050	8,153
	American Water Capital Corp.	3.850%	3/1/24	5,075	5,346
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,763
	American Water Capital Corp.	2.950%	9/1/27	11,000	11,624
	American Water Capital Corp.	3.450%	6/1/29	7,120	7,685
	American Water Capital Corp.	2.800%	5/1/30	3,000	3,109
156

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	2.300%	6/1/31	8,000	8,005
	American Water Capital Corp.	6.593%	10/15/37	6,820	9,904
	American Water Capital Corp.	4.300%	12/1/42	1,000	1,200
	American Water Capital Corp.	4.300%	9/1/45	1,025	1,232
	American Water Capital Corp.	4.000%	12/1/46	1,025	1,187
	American Water Capital Corp.	3.750%	9/1/47	10,835	12,134
	American Water Capital Corp.	4.200%	9/1/48	10,500	12,616
	American Water Capital Corp.	4.150%	6/1/49	4,800	5,675
	American Water Capital Corp.	3.450%	5/1/50	8,599	9,231
	American Water Capital Corp.	3.250%	6/1/51	4,500	4,699
	Appalachian Power Co.	3.400%	6/1/25	2,500	2,646
[3]	Appalachian Power Co.	2.700%	4/1/31	4,000	4,094
	Appalachian Power Co.	7.000%	4/1/38	1,880	2,720
	Appalachian Power Co.	4.400%	5/15/44	8,395	9,773
	Appalachian Power Co.	4.450%	6/1/45	3,125	3,659
[3]	Appalachian Power Co.	4.500%	3/1/49	10,420	12,650
[3]	Appalachian Power Co.	3.700%	5/1/50	19,445	21,113
	Arizona Public Service Co.	3.150%	5/15/25	4,265	4,449
	Arizona Public Service Co.	2.950%	9/15/27	5,300	5,568
	Arizona Public Service Co.	2.600%	8/15/29	3,000	3,061
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,847
	Arizona Public Service Co.	4.500%	4/1/42	4,875	5,705
	Arizona Public Service Co.	4.350%	11/15/45	3,600	4,227
	Arizona Public Service Co.	3.750%	5/15/46	8,250	9,027
	Arizona Public Service Co.	4.200%	8/15/48	4,000	4,607
	Arizona Public Service Co.	3.350%	5/15/50	3,590	3,672
	Arizona Public Service Co.	2.650%	9/15/50	2,000	1,821
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	3,522
	Atmos Energy Corp.	0.625%	3/9/23	7,500	7,480
	Atmos Energy Corp.	3.000%	6/15/27	5,800	6,149
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,550
	Atmos Energy Corp.	1.500%	1/15/31	5,500	5,157
	Atmos Energy Corp.	5.500%	6/15/41	4,660	6,175
	Atmos Energy Corp.	4.150%	1/15/43	3,435	3,978
	Atmos Energy Corp.	4.125%	10/15/44	3,615	4,230
	Atmos Energy Corp.	4.125%	3/15/49	7,938	9,503
	Atmos Energy Corp.	3.375%	9/15/49	3,570	3,823
	Atmos Energy Corp.	2.850%	2/15/52	17,000	16,726
	Avangrid Inc.	3.150%	12/1/24	10,495	10,994
	Avangrid Inc.	3.800%	6/1/29	6,900	7,543
	Avista Corp.	4.350%	6/1/48	3,200	3,960
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,246
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	8,839
	Baltimore Gas & Electric Co.	2.250%	6/15/31	4,100	4,115
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	5,029
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	5,061
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	4,589
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,775	6,913
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	17,161	17,955
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,463
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,582	17,959
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	831
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	22,700	25,204
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,498	7,111
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	14,300	19,516
157

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	4,438
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	6,875	8,854
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	4,475	5,433
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	8,148	9,095
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,006	12,415
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	31,427
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	19,545	18,798
	Black Hills Corp.	1.037%	8/23/24	8,000	7,921
	Black Hills Corp.	3.950%	1/15/26	4,300	4,611
	Black Hills Corp.	3.150%	1/15/27	3,375	3,529
	Black Hills Corp.	3.050%	10/15/29	2,905	3,038
	Black Hills Corp.	2.500%	6/15/30	5,000	4,967
	Black Hills Corp.	4.350%	5/1/33	4,745	5,389
	Black Hills Corp.	4.200%	9/15/46	3,200	3,642
	Black Hills Corp.	3.875%	10/15/49	1,865	2,065
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	10,212
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	211
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	6,100	6,211
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	137
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	5,512
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	566
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,495
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	3,798
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	4,751
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	7,000	7,743
	CenterPoint Energy Inc.	3.850%	2/1/24	5,924	6,210
	CenterPoint Energy Inc.	2.500%	9/1/24	7,500	7,711
	CenterPoint Energy Inc.	1.450%	6/1/26	4,472	4,397
	CenterPoint Energy Inc.	4.250%	11/1/28	3,700	4,131
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	7,469
	CenterPoint Energy Inc.	2.650%	6/1/31	3,000	3,036
	CenterPoint Energy Inc.	3.700%	9/1/49	4,075	4,447
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	7,723
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	5,000	4,752
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	3,785
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,300	3,810
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	6,511
	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,025	3,647
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,511
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	6,116
	CMS Energy Corp.	3.000%	5/15/26	3,231	3,372
	CMS Energy Corp.	3.450%	8/15/27	2,975	3,199
	CMS Energy Corp.	4.875%	3/1/44	8,205	10,330
[3]	CMS Energy Corp.	4.750%	6/1/50	4,100	4,449
	CMS Energy Corp.	3.750%	12/1/50	2,000	1,966
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,745
[3]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	3,257
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	12,286
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	5,542
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	5,484
	Commonwealth Edison Co.	3.800%	10/1/42	7,761	8,757
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	3,115
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	6,326
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	7,850
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	7,354
158

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	6,816
	Commonwealth Edison Co.	4.000%	3/1/49	10,274	12,213
[3]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	7,849
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	12,246
[3]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	7,280
[3]	Commonwealth Edison Co.	2.750%	9/1/51	4,500	4,393
	Connecticut Light & Power Co.	2.500%	1/15/23	10,748	10,905
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	3,700	3,598
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,551
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	2,700	2,670
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	6,627
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	3,192
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	10,045
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,350
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	20,792	20,930
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,538
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	12,822
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,728	2,370
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	1,132
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,525	13,803
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	10,999
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	7,315
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	134
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,077	7,690
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	13,697
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	9,121
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	8,137
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	18,695
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	2,503
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	4,000	4,031
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	8,851
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	3,179
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	9,375	11,528
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,500	8,056
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	13,000	13,808
[3]	Consolidated Edison Inc.	0.650%	12/1/23	6,000	5,954
	Consumers Energy Co.	0.350%	6/1/23	5,000	4,970
	Consumers Energy Co.	3.375%	8/15/23	925	956
	Consumers Energy Co.	3.800%	11/15/28	3,000	3,341
	Consumers Energy Co.	3.950%	5/15/43	13,680	15,713
	Consumers Energy Co.	3.250%	8/15/46	3,325	3,549
	Consumers Energy Co.	3.950%	7/15/47	2,950	3,481
	Consumers Energy Co.	4.050%	5/15/48	5,500	6,592
	Consumers Energy Co.	4.350%	4/15/49	2,400	3,028
	Consumers Energy Co.	3.100%	8/15/50	10,250	10,710
	Consumers Energy Co.	3.500%	8/1/51	14,200	16,007
	Consumers Energy Co.	2.650%	8/15/52	2,500	2,442
	Consumers Energy Co.	2.500%	5/1/60	5,300	4,680
	Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,265
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	6,358
	Dominion Energy Inc.	3.071%	8/15/24	2,100	2,176
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,838
[3]	Dominion Energy Inc.	1.450%	4/15/26	5,100	5,049
[3]	Dominion Energy Inc.	2.850%	8/15/26	9,650	10,072
	Dominion Energy Inc.	4.250%	6/1/28	2,494	2,790
159

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Dominion Energy Inc.	3.375%	4/1/30	21,424	22,819
[3]	Dominion Energy Inc.	2.250%	8/15/31	10,000	9,795
[3]	Dominion Energy Inc.	6.300%	3/15/33	2,675	3,519
[3]	Dominion Energy Inc.	5.250%	8/1/33	6,000	7,375
[3]	Dominion Energy Inc.	5.950%	6/15/35	7,360	9,661
	Dominion Energy Inc.	7.000%	6/15/38	3,600	5,212
[3]	Dominion Energy Inc.	3.300%	4/15/41	6,100	6,327
[3]	Dominion Energy Inc.	4.900%	8/1/41	10,135	12,506
[3]	Dominion Energy Inc.	4.050%	9/15/42	5,214	5,873
	Dominion Energy Inc.	4.700%	12/1/44	3,375	4,183
[3]	Dominion Energy Inc.	4.600%	3/15/49	8,100	10,166
[3]	Dominion Energy Inc.	5.750%	10/1/54	625	667
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,500	3,530
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,434
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,692	8,015
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	2,062
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,458	7,898
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	4,550	6,547
	DTE Electric Co.	3.650%	3/15/24	5,485	5,753
	DTE Electric Co.	3.375%	3/1/25	150	158
[3]	DTE Electric Co.	1.900%	4/1/28	6,400	6,363
	DTE Electric Co.	2.250%	3/1/30	19,451	19,534
[3]	DTE Electric Co.	2.625%	3/1/31	7,985	8,245
[3]	DTE Electric Co.	4.000%	4/1/43	1,971	2,315
	DTE Electric Co.	3.700%	3/15/45	5,750	6,408
	DTE Electric Co.	3.700%	6/1/46	2,000	2,257
	DTE Electric Co.	3.750%	8/15/47	6,927	7,876
	DTE Electric Co.	3.950%	3/1/49	8,800	10,466
	DTE Electric Co.	2.950%	3/1/50	4,450	4,516
[3]	DTE Electric Co.	3.250%	4/1/51	5,000	5,397
[3]	DTE Energy Co.	0.550%	11/1/22	3,000	2,997
	DTE Energy Co.	2.250%	11/1/22	3,290	3,331
[3]	DTE Energy Co.	2.529%	10/1/24	4,000	4,124
[3]	DTE Energy Co.	1.050%	6/1/25	8,400	8,244
	DTE Energy Co.	2.850%	10/1/26	33,494	34,962
[3]	DTE Energy Co.	3.400%	6/15/29	14,552	15,402
	DTE Energy Co.	2.950%	3/1/30	2,625	2,712
	Duke Energy Carolinas LLC	2.500%	3/15/23	550	559
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,230
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	662
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	7,795
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,559
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	6,137
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	6,190
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,150	7,325
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	8,773
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	7,523
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,531
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,175	8,555
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	12,622
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	8,036
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	7,436
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,925	5,508
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,224	12,727
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	6,847
160

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.950%	3/15/48	9,613	11,146
	Duke Energy Carolinas LLC	3.200%	8/15/49	11,715	12,173
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,500	9,330
	Duke Energy Corp.	3.950%	10/15/23	3,850	4,022
	Duke Energy Corp.	3.750%	4/15/24	7,025	7,382
	Duke Energy Corp.	0.900%	9/15/25	6,548	6,366
	Duke Energy Corp.	2.650%	9/1/26	12,480	12,953
	Duke Energy Corp.	3.150%	8/15/27	7,775	8,218
	Duke Energy Corp.	3.400%	6/15/29	5,000	5,322
	Duke Energy Corp.	2.450%	6/1/30	15,000	14,932
	Duke Energy Corp.	2.550%	6/15/31	7,400	7,396
	Duke Energy Corp.	4.800%	12/15/45	4,966	6,115
	Duke Energy Corp.	3.750%	9/1/46	19,234	20,608
	Duke Energy Corp.	3.950%	8/15/47	13,187	14,527
	Duke Energy Corp.	4.200%	6/15/49	7,234	8,272
	Duke Energy Corp.	3.500%	6/15/51	7,100	7,381
	Duke Energy Corp.	3.250%	1/15/82	4,000	3,904
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	12,180
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,323
	Duke Energy Florida LLC	2.500%	12/1/29	9,057	9,270
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	6,832
	Duke Energy Florida LLC	2.400%	12/15/31	16,340	16,545
	Duke Energy Florida LLC	6.350%	9/15/37	3,275	4,689
	Duke Energy Florida LLC	6.400%	6/15/38	5,150	7,431
	Duke Energy Florida LLC	5.650%	4/1/40	6,300	8,486
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	1,120
	Duke Energy Florida LLC	3.400%	10/1/46	6,665	7,012
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	4,249
	Duke Energy Florida LLC	3.000%	12/15/51	14,300	14,547
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	626	628
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,312	3,409
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,651
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,241
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,382
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	4,960	6,201
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	17,316
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	8,235	8,520
	Duke Energy Indiana LLC	2.750%	4/1/50	4,630	4,368
	Duke Energy Ohio Inc.	3.800%	9/1/23	100	104
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	7,900
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,662
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,766	5,236
	Duke Energy Ohio Inc.	4.300%	2/1/49	5,800	6,988
	Duke Energy Progress LLC	3.375%	9/1/23	1,750	1,818
	Duke Energy Progress LLC	3.250%	8/15/25	10,966	11,640
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	6,205
	Duke Energy Progress LLC	3.450%	3/15/29	11,912	12,884
	Duke Energy Progress LLC	2.000%	8/15/31	6,900	6,746
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	5,981
	Duke Energy Progress LLC	4.100%	5/15/42	6,425	7,453
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	7,350
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	7,428
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	4,501
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	4,098
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	4,703
161

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	3.600%	9/15/47	2,825	3,128
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	2,233
	Duke Energy Progress LLC	2.900%	8/15/51	10,923	10,950
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	3,425	3,406
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	4,275	4,294
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	3,425	3,448
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	969
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	10,529	10,963
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,653
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	1,134	1,204
	Edison International	2.950%	3/15/23	7,875	8,042
	Edison International	5.750%	6/15/27	3,000	3,431
	Edison International	4.125%	3/15/28	5,197	5,520
	El Paso Electric Co.	6.000%	5/15/35	800	1,048
	El Paso Electric Co.	5.000%	12/1/44	3,200	3,898
	Emera US Finance LP	3.550%	6/15/26	1,049	1,116
	Emera US Finance LP	4.750%	6/15/46	11,925	14,165
	Enel Americas SA	4.000%	10/25/26	4,115	4,397
	Enel Chile SA	4.875%	6/12/28	7,075	7,800
	Entergy Arkansas LLC	3.700%	6/1/24	100	105
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	4,420
	Entergy Arkansas LLC	4.200%	4/1/49	2,900	3,470
	Entergy Arkansas LLC	2.650%	6/15/51	6,000	5,615
	Entergy Corp.	0.900%	9/15/25	7,500	7,280
	Entergy Corp.	2.950%	9/1/26	8,900	9,310
	Entergy Corp.	1.900%	6/15/28	7,000	6,864
	Entergy Corp.	2.800%	6/15/30	9,541	9,672
	Entergy Corp.	2.400%	6/15/31	6,000	5,929
	Entergy Corp.	3.750%	6/15/50	9,319	10,101
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,130	2,350
	Entergy Louisiana LLC	4.050%	9/1/23	5,850	6,087
	Entergy Louisiana LLC	0.620%	11/17/23	5,000	4,961
	Entergy Louisiana LLC	0.950%	10/1/24	7,900	7,836
	Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,423
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	4,341
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,913
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	5,001
	Entergy Louisiana LLC	1.600%	12/15/30	3,200	3,022
	Entergy Louisiana LLC	3.050%	6/1/31	7,055	7,472
	Entergy Louisiana LLC	2.350%	6/15/32	10,000	9,954
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	11,257
	Entergy Louisiana LLC	3.100%	6/15/41	5,706	5,863
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	5,727
	Entergy Louisiana LLC	4.200%	9/1/48	14,306	17,132
	Entergy Louisiana LLC	4.200%	4/1/50	6,200	7,465
	Entergy Louisiana LLC	2.900%	3/15/51	9,738	9,523
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	8,604
	Entergy Mississippi LLC	3.850%	6/1/49	3,800	4,379
	Entergy Texas Inc.	4.000%	3/30/29	2,000	2,212
	Entergy Texas Inc.	1.750%	3/15/31	6,000	5,645
	Entergy Texas Inc.	3.550%	9/30/49	7,585	8,040
	Essential Utilities Inc.	3.566%	5/1/29	4,000	4,307
162

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essential Utilities Inc.	2.704%	4/15/30	6,000	6,087
	Essential Utilities Inc.	4.276%	5/1/49	4,000	4,770
	Essential Utilities Inc.	3.351%	4/15/50	5,000	5,189
	Evergy Inc.	2.450%	9/15/24	9,000	9,228
	Evergy Inc.	2.900%	9/15/29	10,500	10,779
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	6,475
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,747
	Evergy Kansas Central Inc.	4.125%	3/1/42	6,421	7,452
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	4,744
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	4,670
	Evergy Kansas Central Inc.	3.250%	9/1/49	4,700	4,891
	Evergy Metro Inc.	3.150%	3/15/23	2,600	2,653
[3]	Evergy Metro Inc.	2.250%	6/1/30	3,300	3,292
	Evergy Metro Inc.	5.300%	10/1/41	5,355	7,065
	Evergy Metro Inc.	4.200%	6/15/47	5,255	6,268
[3]	Eversource Energy	3.800%	12/1/23	3,600	3,778
[3]	Eversource Energy	2.900%	10/1/24	4,151	4,306
[3]	Eversource Energy	0.800%	8/15/25	5,600	5,436
[3]	Eversource Energy	3.300%	1/15/28	8,850	9,420
[3]	Eversource Energy	4.250%	4/1/29	6,205	6,928
[3]	Eversource Energy	1.650%	8/15/30	9,510	8,904
	Eversource Energy	2.550%	3/15/31	3,500	3,517
	Eversource Energy	3.450%	1/15/50	5,850	6,196
[3]	Exelon Corp.	3.950%	6/15/25	22,790	24,415
	Exelon Corp.	3.400%	4/15/26	7,075	7,545
	Exelon Corp.	4.050%	4/15/30	15,150	16,882
[3]	Exelon Corp.	4.950%	6/15/35	7,235	8,673
	Exelon Corp.	5.625%	6/15/35	3,775	4,807
	Exelon Corp.	5.100%	6/15/45	6,725	8,708
	Exelon Corp.	4.450%	4/15/46	12,626	15,237
	Exelon Corp.	4.700%	4/15/50	13,011	16,405
	Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,421
	Exelon Generation Co. LLC	3.250%	6/1/25	2,000	2,100
	Exelon Generation Co. LLC	6.250%	10/1/39	4,321	5,434
	Exelon Generation Co. LLC	5.750%	10/1/41	7,650	9,154
	Exelon Generation Co. LLC	5.600%	6/15/42	10,048	11,926
	Florida Power & Light Co.	2.750%	6/1/23	2,400	2,446
	Florida Power & Light Co.	3.250%	6/1/24	2,800	2,920
	Florida Power & Light Co.	2.850%	4/1/25	23,717	24,819
	Florida Power & Light Co.	3.125%	12/1/25	6,000	6,370
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,616
	Florida Power & Light Co.	5.650%	2/1/37	3,379	4,538
	Florida Power & Light Co.	5.950%	2/1/38	3,250	4,543
	Florida Power & Light Co.	5.960%	4/1/39	11,319	16,183
	Florida Power & Light Co.	5.250%	2/1/41	975	1,295
	Florida Power & Light Co.	4.125%	2/1/42	5,425	6,481
	Florida Power & Light Co.	4.050%	6/1/42	4,600	5,434
	Florida Power & Light Co.	3.800%	12/15/42	3,535	4,078
	Florida Power & Light Co.	4.050%	10/1/44	2,973	3,549
	Florida Power & Light Co.	3.950%	3/1/48	19,054	22,885
	Florida Power & Light Co.	3.990%	3/1/49	9,122	11,094
	Florida Power & Light Co.	3.150%	10/1/49	9,675	10,364
	Florida Power & Light Co.	2.875%	12/4/51	500	510
	Fortis Inc.	3.055%	10/4/26	13,973	14,581
[3]	Georgia Power Co.	2.100%	7/30/23	5,200	5,295
163

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	3.250%	4/1/26	8,250	8,703
	Georgia Power Co.	3.250%	3/30/27	3,500	3,704
[3]	Georgia Power Co.	2.650%	9/15/29	10,000	10,185
[3]	Georgia Power Co.	4.750%	9/1/40	5,425	6,409
	Georgia Power Co.	4.300%	3/15/42	11,290	12,924
	Georgia Power Co.	4.300%	3/15/43	6,555	7,440
[3]	Georgia Power Co.	3.700%	1/30/50	2,400	2,564
[3]	Georgia Power Co.	3.250%	3/15/51	7,500	7,562
[3]	Gulf Power Co.	3.300%	5/30/27	2,325	2,494
	Iberdrola International BV	6.750%	7/15/36	3,835	5,657
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,316
	Indiana Michigan Power Co.	6.050%	3/15/37	3,890	5,281
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	13,630
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	5,654	6,264
	Indiana Michigan Power Co.	4.250%	8/15/48	490	582
	Indiana Michigan Power Co.	3.250%	5/1/51	5,500	5,714
	Interstate Power & Light Co.	3.250%	12/1/24	10,730	11,263
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	5,092
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	9,544
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	7,959
	Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,468
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	3,300
	Interstate Power & Light Co.	3.100%	11/30/51	4,000	4,037
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	4,826
	ITC Holdings Corp.	2.700%	11/15/22	4,445	4,513
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,765
	ITC Holdings Corp.	3.250%	6/30/26	4,865	5,147
	ITC Holdings Corp.	3.350%	11/15/27	6,505	6,902
	ITC Holdings Corp.	5.300%	7/1/43	6,226	8,167
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,658	3,227
	Kentucky Utilities Co.	5.125%	11/1/40	8,765	11,239
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	8,220
	Kentucky Utilities Co.	3.300%	6/1/50	6,000	6,318
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,653	4,923
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	12,099
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,572
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,251
	MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,725
[3]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	3,502
[3]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	4,397
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	6,493
	MidAmerican Energy Co.	4.400%	10/15/44	4,870	5,980
	MidAmerican Energy Co.	4.250%	5/1/46	5,205	6,362
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	3,754
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	9,116
	MidAmerican Energy Co.	4.250%	7/15/49	8,524	10,533
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	5,250
[3]	Mississippi Power Co.	4.250%	3/15/42	4,400	5,103
	National Fuel Gas Co.	5.200%	7/15/25	1,921	2,107
	National Fuel Gas Co.	5.500%	1/15/26	4,498	5,043
	National Fuel Gas Co.	3.950%	9/15/27	1,900	2,017
	National Fuel Gas Co.	4.750%	9/1/28	11,000	12,128
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,507
	National Grid USA	5.803%	4/1/35	2,817	3,499
164

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,306	6,335
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,150	3,208
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,350	3,486
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	8,200	8,496
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,000	2,953
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,698
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	7,767
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	16,657	16,264
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,275
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	12,433
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	3,336
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,730	8,484
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	4,747
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,000	3,694
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	3,308
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	2,223
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	10,552	11,985
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	5,050	5,154
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	3,141
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,976	11,231
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,365	10,437
[3]	Nevada Power Co.	3.700%	5/1/29	5,575	6,132
[3]	Nevada Power Co.	2.400%	5/1/30	10,044	10,123
[3]	Nevada Power Co.	6.650%	4/1/36	965	1,385
[3]	Nevada Power Co.	6.750%	7/1/37	1,575	2,288
[3]	Nevada Power Co.	3.125%	8/1/50	4,850	4,926
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	18,000	17,963
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	12,485	13,549
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	16,000	15,880
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	14,508
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	335	346
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,021	47,899
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,962	5,297
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	3,517
	NiSource Inc.	0.950%	8/15/25	13,258	12,921
	NiSource Inc.	3.490%	5/15/27	10,500	11,292
165

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	2.950%	9/1/29	8,020	8,288
	NiSource Inc.	3.600%	5/1/30	5,000	5,401
	NiSource Inc.	1.700%	2/15/31	14,545	13,611
	NiSource Inc.	5.950%	6/15/41	8,021	11,102
	NiSource Inc.	5.250%	2/15/43	5,120	6,589
	NiSource Inc.	4.800%	2/15/44	4,698	5,749
	NiSource Inc.	5.650%	2/1/45	767	1,040
	NiSource Inc.	4.375%	5/15/47	14,975	17,819
	NiSource Inc.	3.950%	3/30/48	5,000	5,635
	Northern States Power Co.	2.600%	5/15/23	1,280	1,299
	Northern States Power Co.	2.250%	4/1/31	4,000	4,030
	Northern States Power Co.	6.250%	6/1/36	840	1,200
	Northern States Power Co.	6.200%	7/1/37	2,705	3,928
	Northern States Power Co.	5.350%	11/1/39	3,295	4,504
	Northern States Power Co.	4.000%	8/15/45	2,100	2,472
	Northern States Power Co.	3.600%	5/15/46	4,475	5,053
	Northern States Power Co.	3.600%	9/15/47	1,000	1,118
	Northern States Power Co.	2.900%	3/1/50	7,305	7,374
	Northern States Power Co.	2.600%	6/1/51	5,300	5,107
	Northern States Power Co.	3.200%	4/1/52	4,000	4,292
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,845
	NSTAR Electric Co.	3.200%	5/15/27	6,000	6,411
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,536
	NSTAR Electric Co.	5.500%	3/15/40	5,005	6,840
	NSTAR Electric Co.	4.400%	3/1/44	2,300	2,811
	Oglethorpe Power Corp.	5.950%	11/1/39	2,500	3,337
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	8,586
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	3,028
	Ohio Edison Co.	6.875%	7/15/36	4,180	5,978
[3]	Ohio Power Co.	1.625%	1/15/31	5,000	4,712
	Ohio Power Co.	4.000%	6/1/49	4,178	4,810
[3]	Ohio Power Co.	2.900%	10/1/51	4,975	4,837
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,849
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,936	4,202
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	2,128
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,618
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	4,559
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,183
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,050	3,186
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,927
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	3,303
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	3,199
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,000	3,127
[7]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	6,900	7,193
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,158
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	218
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	3,812
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,647
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	9,574
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,404	5,902
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	8,426
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	3,075
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	5,088
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	9,923
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,112	5,353
166

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	7,905
[7]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	11,425	11,124
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,458	5,065
	ONE Gas Inc.	0.850%	3/11/23	5,000	4,990
	ONE Gas Inc.	1.100%	3/11/24	5,000	4,960
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,441
	ONE Gas Inc.	4.658%	2/1/44	4,525	5,607
	ONE Gas Inc.	4.500%	11/1/48	3,000	3,695
	Pacific Gas & Electric Co.	1.367%	3/10/23	7,500	7,456
	Pacific Gas & Electric Co.	1.700%	11/15/23	5,000	4,997
	Pacific Gas & Electric Co.	3.850%	11/15/23	13,900	14,293
	Pacific Gas & Electric Co.	3.750%	2/15/24	2,000	2,066
	Pacific Gas & Electric Co.	3.500%	6/15/25	6,212	6,435
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,000	1,037
	Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	26,000
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,835
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	21,146
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	1,002
	Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	18,213
	Pacific Gas & Electric Co.	4.550%	7/1/30	34,000	36,878
	Pacific Gas & Electric Co.	2.500%	2/1/31	19,000	18,101
	Pacific Gas & Electric Co.	3.250%	6/1/31	9,500	9,543
	Pacific Gas & Electric Co.	4.500%	7/1/40	27,631	28,971
	Pacific Gas & Electric Co.	3.300%	8/1/40	13,200	12,282
	Pacific Gas & Electric Co.	4.200%	6/1/41	5,000	5,080
	Pacific Gas & Electric Co.	4.750%	2/15/44	10,500	10,955
	Pacific Gas & Electric Co.	4.300%	3/15/45	7,000	7,078
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	5,035
	Pacific Gas & Electric Co.	3.950%	12/1/47	13,300	12,941
	Pacific Gas & Electric Co.	4.950%	7/1/50	38,977	42,695
	Pacific Gas & Electric Co.	3.500%	8/1/50	17,400	16,266
	PacifiCorp	2.950%	6/1/23	6,077	6,224
	PacifiCorp	3.600%	4/1/24	4,910	5,148
	PacifiCorp	3.500%	6/15/29	8,000	8,689
	PacifiCorp	2.700%	9/15/30	7,473	7,716
	PacifiCorp	7.700%	11/15/31	985	1,417
	PacifiCorp	5.250%	6/15/35	2,875	3,613
	PacifiCorp	6.100%	8/1/36	3,925	5,310
	PacifiCorp	5.750%	4/1/37	5,853	7,711
	PacifiCorp	6.250%	10/15/37	9,410	13,086
	PacifiCorp	6.350%	7/15/38	2,650	3,719
	PacifiCorp	6.000%	1/15/39	1,135	1,557
	PacifiCorp	4.100%	2/1/42	2,006	2,300
	PacifiCorp	4.125%	1/15/49	14,900	17,206
	PacifiCorp	4.150%	2/15/50	4,000	4,743
	PacifiCorp	3.300%	3/15/51	20,089	21,018
	PacifiCorp	2.900%	6/15/52	3,700	3,652
	PECO Energy Co.	5.950%	10/1/36	2,500	3,480
	PECO Energy Co.	4.150%	10/1/44	2,732	3,245
	PECO Energy Co.	3.000%	9/15/49	3,740	3,796
	PECO Energy Co.	2.800%	6/15/50	10,900	10,702
	PECO Energy Co.	3.050%	3/15/51	4,000	4,109
	PECO Energy Co.	2.850%	9/15/51	3,325	3,317
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	3,500	3,489
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	1,100	1,091
167

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	2,175	2,160
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,327	8,913
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,692
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,474
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	6,607
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	9,400	9,683
	Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	5,906
	Potomac Electric Power Co.	3.600%	3/15/24	6,983	7,311
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	5,981
	Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,936
	PPL Capital Funding Inc.	3.100%	5/15/26	7,779	8,159
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	3,268
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	2,142
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	4,823
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	5,224
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,390
	Progress Energy Inc.	3.150%	4/1/22	12,800	12,824
	Progress Energy Inc.	6.000%	12/1/39	6,382	8,794
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,668
[3]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	3,420
	Public Service Co. of Colorado	1.875%	6/15/31	15,425	15,035
	Public Service Co. of Colorado	6.500%	8/1/38	75	113
	Public Service Co. of Colorado	3.600%	9/15/42	5,116	5,646
	Public Service Co. of Colorado	4.300%	3/15/44	3,475	4,175
	Public Service Co. of Colorado	3.800%	6/15/47	1,100	1,247
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,407
	Public Service Co. of Colorado	4.050%	9/15/49	4,800	5,740
[3]	Public Service Co. of Colorado	3.200%	3/1/50	7,200	7,551
[3]	Public Service Co. of Colorado	2.700%	1/15/51	19,705	19,206
	Public Service Co. of New Hampshire	3.500%	11/1/23	875	910
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	3,282
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,223
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,500	4,413
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	3,139
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,173
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	7,793
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,550
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,189
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	4,980
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	727
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	10,542
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	3,458
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	7,612
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	7,300	7,682
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	8,681
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	4,255
[3]	Public Service Electric & Gas Co.	3.000%	3/1/51	5,500	5,665
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,845
	Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	3,106
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,868
	Public Service Enterprise Group Inc.	1.600%	8/15/30	16,864	15,649
	Puget Energy Inc.	3.650%	5/15/25	4,280	4,525
	Puget Energy Inc.	2.379%	6/15/28	2,899	2,855
	Puget Energy Inc.	4.100%	6/15/30	5,200	5,636
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,295
168

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	7,494
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	2,072
	Puget Sound Energy Inc.	5.638%	4/15/41	925	1,237
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	7,178
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	6,248
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	8,800	8,443
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	6,280
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,670	6,884
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	6,404
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	6,092
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	6,008
	Sempra Energy	3.250%	6/15/27	7,595	8,028
	Sempra Energy	3.400%	2/1/28	14,958	15,937
	Sempra Energy	3.800%	2/1/38	13,250	14,574
	Sempra Energy	6.000%	10/15/39	8,125	11,192
	Sempra Energy	4.000%	2/1/48	4,570	5,110
	Sempra Energy	4.125%	4/1/52	5,000	5,053
	Sierra Pacific Power Co.	2.600%	5/1/26	5,175	5,384
[3]	Southern California Edison Co.	1.845%	2/1/22	261	261
	Southern California Edison Co.	0.700%	4/3/23	4,700	4,685
[3]	Southern California Edison Co.	3.400%	6/1/23	6,250	6,428
[3]	Southern California Edison Co.	0.700%	8/1/23	750	746
[3]	Southern California Edison Co.	3.500%	10/1/23	10,600	10,993
	Southern California Edison Co.	1.100%	4/1/24	7,200	7,175
[3]	Southern California Edison Co.	0.975%	8/1/24	2,000	1,983
[3]	Southern California Edison Co.	3.700%	8/1/25	12,075	12,896
[3]	Southern California Edison Co.	1.200%	2/1/26	3,000	2,945
[3]	Southern California Edison Co.	3.650%	3/1/28	6,875	7,423
[3]	Southern California Edison Co.	4.200%	3/1/29	8,000	8,934
	Southern California Edison Co.	6.650%	4/1/29	850	1,039
	Southern California Edison Co.	2.850%	8/1/29	10,405	10,770
	Southern California Edison Co.	2.250%	6/1/30	7,000	6,932
[3]	Southern California Edison Co.	2.500%	6/1/31	5,275	5,308
	Southern California Edison Co.	6.000%	1/15/34	5,655	7,321
[3]	Southern California Edison Co.	5.750%	4/1/35	800	1,021
[3]	Southern California Edison Co.	5.350%	7/15/35	4,085	5,064
	Southern California Edison Co.	5.625%	2/1/36	2,445	3,065
[3]	Southern California Edison Co.	5.950%	2/1/38	2,800	3,632
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,922
	Southern California Edison Co.	5.500%	3/15/40	5,472	6,877
	Southern California Edison Co.	4.500%	9/1/40	6,882	7,834
	Southern California Edison Co.	4.050%	3/15/42	16,496	17,855
[3]	Southern California Edison Co.	3.900%	3/15/43	3,025	3,221
	Southern California Edison Co.	4.650%	10/1/43	8,575	10,085
[3]	Southern California Edison Co.	3.600%	2/1/45	3,900	3,978
	Southern California Edison Co.	4.000%	4/1/47	13,531	14,943
[3]	Southern California Edison Co.	4.125%	3/1/48	16,870	18,959
[3]	Southern California Edison Co.	4.875%	3/1/49	6,400	7,851
	Southern California Edison Co.	3.650%	2/1/50	15,452	16,513
[3]	Southern California Edison Co.	2.950%	2/1/51	7,000	6,715
[3]	Southern California Edison Co.	3.650%	6/1/51	5,300	5,749
	Southern California Gas Co.	3.150%	9/15/24	4,200	4,394
	Southern California Gas Co.	3.200%	6/15/25	560	588
[3]	Southern California Gas Co.	2.600%	6/15/26	12,015	12,504
[3]	Southern California Gas Co.	2.550%	2/1/30	10,020	10,295
169

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Gas Co.	3.750%	9/15/42	4,075	4,553
[3]	Southern California Gas Co.	4.125%	6/1/48	5,800	6,963
[3]	Southern California Gas Co.	4.300%	1/15/49	4,500	5,577
[3]	Southern California Gas Co.	3.950%	2/15/50	4,500	5,327
	Southern Co.	2.950%	7/1/23	3,375	3,459
	Southern Co.	3.250%	7/1/26	22,141	23,462
[3]	Southern Co.	1.750%	3/15/28	5,000	4,865
[3]	Southern Co.	3.700%	4/30/30	7,200	7,826
	Southern Co.	4.250%	7/1/36	11,245	12,707
	Southern Co.	4.400%	7/1/46	23,836	28,153
[3]	Southern Co.	4.000%	1/15/51	5,000	5,110
[3]	Southern Co.	3.750%	9/15/51	10,000	10,001
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	10,875	11,543
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,500	13,626
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	8,663
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,718
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	5,228
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	13,495	15,714
	Southern Power Co.	4.150%	12/1/25	4,525	4,929
	Southern Power Co.	0.900%	1/15/26	1,000	968
	Southern Power Co.	5.150%	9/15/41	4,990	6,126
	Southern Power Co.	5.250%	7/15/43	2,635	3,308
[3]	Southern Power Co.	4.950%	12/15/46	3,965	4,856
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,708
	Southwest Gas Corp.	2.200%	6/15/30	5,000	4,916
	Southwest Gas Corp.	3.800%	9/29/46	2,600	2,817
	Southwest Gas Corp.	4.150%	6/1/49	2,300	2,616
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	10,300	10,235
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	6,266	6,488
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	9,924
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	7,667
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	7,085
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	10,842
	Southwestern Electric Power Co.	3.250%	11/1/51	8,000	7,971
	Southwestern Public Service Co.	3.300%	6/15/24	200	208
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	5,042
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	9,078
	Southwestern Public Service Co.	3.700%	8/15/47	7,200	8,052
[3]	Southwestern Public Service Co.	4.400%	11/15/48	3,610	4,474
	Southwestern Public Service Co.	3.750%	6/15/49	7,525	8,563
[3]	Southwestern Public Service Co.	3.150%	5/1/50	11,750	12,280
	Tampa Electric Co.	2.400%	3/15/31	4,500	4,550
	Tampa Electric Co.	4.100%	6/15/42	2,250	2,589
	Tampa Electric Co.	4.350%	5/15/44	2,300	2,755
	Tampa Electric Co.	4.300%	6/15/48	4,065	4,996
	Tampa Electric Co.	3.625%	6/15/50	2,000	2,257
	Tampa Electric Co.	3.450%	3/15/51	4,500	4,947
	Toledo Edison Co.	6.150%	5/15/37	2,769	3,823
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,086
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,343
	Tucson Electric Power Co.	4.850%	12/1/48	800	1,036
	Union Electric Co.	3.500%	4/15/24	4,990	5,223
	Union Electric Co.	2.950%	6/15/27	17,194	18,127
	Union Electric Co.	3.500%	3/15/29	3,650	3,968
	Union Electric Co.	2.950%	3/15/30	4,525	4,768
170

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	2.150%	3/15/32	5,600	5,521
	Union Electric Co.	5.300%	8/1/37	3,882	4,960
	Union Electric Co.	8.450%	3/15/39	2,365	3,931
	Union Electric Co.	3.900%	9/15/42	175	199
	Union Electric Co.	3.650%	4/15/45	3,625	4,042
	Union Electric Co.	4.000%	4/1/48	8,500	10,051
	Union Electric Co.	3.250%	10/1/49	4,840	5,148
	Union Electric Co.	2.625%	3/15/51	7,500	7,183
	United Utilities plc	6.875%	8/15/28	175	224
	Veolia Environnement SA	6.750%	6/1/38	2,643	3,971
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	6,075	6,191
	Virginia Electric & Power Co.	3.450%	2/15/24	4,489	4,679
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,623
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	15,660
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	14,506	15,310
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	7,406
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	12,658
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	2,882	3,041
	Virginia Electric & Power Co.	2.300%	11/15/31	25,550	25,771
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	2,940	4,011
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	6,835	9,384
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,509
	Virginia Electric & Power Co.	8.875%	11/15/38	4,945	8,725
	Virginia Electric & Power Co.	4.000%	1/15/43	17,262	19,891
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	5,505	6,835
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	9,370
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	7,384	8,794
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	9,685	11,269
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	7,604	8,616
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	13,703
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	2,578
	Virginia Electric & Power Co.	2.450%	12/15/50	21,971	20,220
	Virginia Electric & Power Co.	2.950%	11/15/51	10,325	10,455
[3]	Washington Gas Light Co.	3.796%	9/15/46	3,550	4,047
[3]	Washington Gas Light Co.	3.650%	9/15/49	4,285	4,810
	WEC Energy Group Inc.	0.550%	9/15/23	4,400	4,366
	WEC Energy Group Inc.	0.800%	3/15/24	5,475	5,422
	WEC Energy Group Inc.	3.550%	6/15/25	926	981
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	11,102
	WEC Energy Group Inc.	2.200%	12/15/28	5,300	5,299
	WEC Energy Group Inc.	1.800%	10/15/30	5,000	4,716
	Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	2,049
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,454
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	193
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	133
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,338
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,420
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	3,016
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	4,552
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,959
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	5,594
	Wisconsin Public Service Corp.	2.850%	12/1/51	14,800	14,629
	Xcel Energy Inc.	0.500%	10/15/23	5,000	4,966
	Xcel Energy Inc.	3.300%	6/1/25	12,900	13,554
	Xcel Energy Inc.	1.750%	3/15/27	4,000	3,972
171

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	4.000%	6/15/28	13,245	14,613
	Xcel Energy Inc.	2.600%	12/1/29	7,005	7,157
	Xcel Energy Inc.	3.400%	6/1/30	14,679	15,804
	Xcel Energy Inc.	2.350%	11/15/31	3,200	3,196
	Xcel Energy Inc.	6.500%	7/1/36	1,646	2,316
	Xcel Energy Inc.	3.500%	12/1/49	9,276	9,960
					5,908,314
Total Corporate Bonds (Cost $69,151,759)					72,648,507
Sovereign Bonds (3.5%)
	African Development Bank	0.750%	4/3/23	10,347	10,368
	African Development Bank	3.000%	9/20/23	12,900	13,400
	African Development Bank	0.875%	3/23/26	36,000	35,429
[3]	African Development Bank	0.875%	7/22/26	18,725	18,376
	Asian Development Bank	1.625%	1/24/23	23,100	23,376
[3]	Asian Development Bank	2.750%	3/17/23	26,500	27,200
[3]	Asian Development Bank	0.250%	7/14/23	49,000	48,710
[3]	Asian Development Bank	0.250%	10/6/23	47,800	47,426
	Asian Development Bank	2.625%	1/30/24	16,550	17,180
[3]	Asian Development Bank	0.375%	6/11/24	54,745	54,085
[3]	Asian Development Bank	0.625%	10/8/24	25,000	24,767
	Asian Development Bank	1.500%	10/18/24	27,500	27,893
[3]	Asian Development Bank	2.000%	1/22/25	13,225	13,607
[3]	Asian Development Bank	2.125%	3/19/25	13,404	13,851
	Asian Development Bank	0.625%	4/29/25	13,400	13,196
[3]	Asian Development Bank	0.375%	9/3/25	75,611	73,463
[3]	Asian Development Bank	0.500%	2/4/26	67,225	65,287
[3]	Asian Development Bank	1.000%	4/14/26	40,000	39,583
[3]	Asian Development Bank	2.000%	4/24/26	1,700	1,752
[3]	Asian Development Bank	1.750%	8/14/26	7,666	7,820
[3]	Asian Development Bank	2.625%	1/12/27	7,250	7,698
[3]	Asian Development Bank	2.375%	8/10/27	5,265	5,538
	Asian Development Bank	6.220%	8/15/27	2,175	2,709
[3]	Asian Development Bank	2.500%	11/2/27	46,115	48,823
[3]	Asian Development Bank	2.750%	1/19/28	450	485
[3]	Asian Development Bank	1.250%	6/9/28	5,000	4,939
[3]	Asian Development Bank	3.125%	9/26/28	15,188	16,780
[3]	Asian Development Bank	1.750%	9/19/29	6,340	6,438
[3]	Asian Development Bank	1.875%	1/24/30	10,865	11,155
[3]	Asian Development Bank	0.750%	10/8/30	19,000	17,751
[3]	Asian Development Bank	1.500%	3/4/31	34,200	33,995
	Asian Infrastructure Investment Bank	0.250%	9/29/23	20,000	19,832
	Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	13,193
	Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	13,892
	Asian Infrastructure Investment Bank	0.500%	1/27/26	33,000	32,019
	Canadian Government Bond	1.625%	1/22/25	26,500	26,957
	Canadian Government Bond	0.750%	5/19/26	45,000	44,005
	Corp. Andina de Fomento	4.375%	6/15/22	23,269	23,644
	Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,565
	Corp. Andina de Fomento	2.375%	5/12/23	1,500	1,528
	Corp. Andina de Fomento	3.750%	11/23/23	9,500	9,950
	Corp. Andina de Fomento	1.250%	10/26/24	19,000	18,913
	Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,493
	Council of Europe Development Bank	2.625%	2/13/23	18,475	18,894
	Council of Europe Development Bank	0.250%	10/20/23	10,875	10,778
172

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Council of Europe Development Bank	2.500%	2/27/24	1,825	1,890
	Council of Europe Development Bank	0.375%	6/10/24	12,775	12,612
	Council of Europe Development Bank	1.375%	2/27/25	11,435	11,540
	Council of Europe Development Bank	0.875%	9/22/26	20,900	20,477
[3,7]	Electricite de France SA	4.750%	10/13/35	2,059	2,425
	Equinor ASA	2.450%	1/17/23	17,667	17,977
	Equinor ASA	2.650%	1/15/24	18,747	19,347
	Equinor ASA	3.700%	3/1/24	9,856	10,416
	Equinor ASA	3.250%	11/10/24	10,194	10,759
	Equinor ASA	2.875%	4/6/25	500	523
	Equinor ASA	1.750%	1/22/26	10,247	10,332
	Equinor ASA	7.250%	9/23/27	4,350	5,584
	Equinor ASA	3.625%	9/10/28	9,652	10,625
[7]	Equinor ASA	6.500%	12/1/28	225	289
	Equinor ASA	3.125%	4/6/30	17,391	18,684
	Equinor ASA	2.375%	5/22/30	26,288	26,756
	Equinor ASA	5.100%	8/17/40	11,100	14,552
	Equinor ASA	4.250%	11/23/41	3,100	3,737
	Equinor ASA	3.950%	5/15/43	3,025	3,527
	Equinor ASA	4.800%	11/8/43	12,295	15,937
	Equinor ASA	3.250%	11/18/49	11,671	12,407
	Equinor ASA	3.700%	4/6/50	19,825	22,752
[3]	European Bank for Reconstruction & Development	2.750%	3/7/23	24,750	25,387
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	18,700	18,589
	European Bank for Reconstruction & Development	1.625%	9/27/24	2,000	2,036
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	2,265	2,295
	European Bank for Reconstruction & Development	0.500%	5/19/25	20,900	20,463
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	22,100	21,495
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	26,175	25,408
	European Investment Bank	2.500%	3/15/23	63,300	64,780
	European Investment Bank	1.375%	5/15/23	34,190	34,560
[3]	European Investment Bank	2.875%	8/15/23	32,200	33,334
	European Investment Bank	0.250%	9/15/23	67,000	66,485
[3]	European Investment Bank	3.125%	12/14/23	12,000	12,543
	European Investment Bank	3.250%	1/29/24	59,480	62,496
	European Investment Bank	2.625%	3/15/24	52,370	54,433
	European Investment Bank	2.250%	6/24/24	28,195	29,141
	European Investment Bank	0.375%	7/24/24	41,800	41,233
	European Investment Bank	2.500%	10/15/24	9,922	10,338
	European Investment Bank	1.875%	2/10/25	15,100	15,483
	European Investment Bank	1.625%	3/14/25	47,900	48,724
	European Investment Bank	0.625%	7/25/25	52,600	51,649
	European Investment Bank	0.375%	12/15/25	57,200	55,351
	European Investment Bank	0.375%	3/26/26	65,800	63,441
	European Investment Bank	2.125%	4/13/26	23,000	23,841
	European Investment Bank	0.750%	10/26/26	28,000	27,262
	European Investment Bank	2.375%	5/24/27	8,000	8,409
	European Investment Bank	0.625%	10/21/27	4,000	3,820
	European Investment Bank	1.625%	10/9/29	3,060	3,078
173

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	0.875%	5/17/30	3,000	2,845
	European Investment Bank	0.750%	9/23/30	17,010	15,912
	European Investment Bank	1.250%	2/14/31	23,015	22,404
	European Investment Bank	4.875%	2/15/36	14,460	19,971
[8]	Export Development Canada	2.500%	1/24/23	5,250	5,359
[8]	Export Development Canada	1.375%	2/24/23	35,000	35,322
[8]	Export Development Canada	2.750%	3/15/23	8,850	9,077
[8]	Export Development Canada	2.625%	2/21/24	16,900	17,541
	Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,514
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	18,951
	Export-Import Bank of Korea	0.375%	2/9/24	10,000	9,881
	Export-Import Bank of Korea	2.875%	1/21/25	13,400	14,026
	Export-Import Bank of Korea	1.875%	2/12/25	1,000	1,017
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,640
	Export-Import Bank of Korea	0.625%	2/9/26	5,000	4,840
	Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,297
	Export-Import Bank of Korea	3.250%	8/12/26	425	458
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	4,231
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	18,503
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	3,253
	Export-Import Bank of Korea	2.500%	6/29/41	9,825	9,972
[3]	Hydro-Quebec	8.050%	7/7/24	7,240	8,415
[3]	Hydro-Quebec	8.500%	12/1/29	3,940	5,815
	Inter-American Development Bank	2.500%	1/18/23	57,275	58,461
	Inter-American Development Bank	0.500%	5/24/23	28,600	28,564
	Inter-American Development Bank	3.000%	10/4/23	34,050	35,403
	Inter-American Development Bank	0.250%	11/15/23	52,375	51,914
	Inter-American Development Bank	2.625%	1/16/24	28,201	29,256
	Inter-American Development Bank	3.000%	2/21/24	13,000	13,605
	Inter-American Development Bank	0.500%	9/23/24	55,000	54,322
	Inter-American Development Bank	2.125%	1/15/25	21,000	21,693
[3]	Inter-American Development Bank	1.750%	3/14/25	25,500	26,040
	Inter-American Development Bank	0.875%	4/3/25	6,114	6,075
	Inter-American Development Bank	7.000%	6/15/25	6,750	8,072
	Inter-American Development Bank	0.625%	7/15/25	35,475	34,846
[3]	Inter-American Development Bank	0.875%	4/20/26	40,000	39,358
[3]	Inter-American Development Bank	2.000%	6/2/26	29,907	30,836
	Inter-American Development Bank	2.000%	7/23/26	7,715	7,952
	Inter-American Development Bank	2.375%	7/7/27	28,500	29,947
	Inter-American Development Bank	0.625%	9/16/27	33,700	32,188
	Inter-American Development Bank	1.125%	7/20/28	21,100	20,618
	Inter-American Development Bank	3.125%	9/18/28	25,000	27,591
	Inter-American Development Bank	2.250%	6/18/29	23,200	24,366
[3]	Inter-American Development Bank	1.125%	1/13/31	70,825	68,231
[3]	Inter-American Development Bank	3.875%	10/28/41	350	448
	Inter-American Development Bank	3.200%	8/7/42	6,901	8,041
	Inter-American Development Bank	4.375%	1/24/44	4,600	6,394
	International Bank for Reconstruction & Development	7.625%	1/19/23	19,955	21,433
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,020	6,112
	International Bank for Reconstruction & Development	0.125%	4/20/23	45,500	45,243
[3]	International Bank for Reconstruction & Development	1.875%	6/19/23	64,975	66,174
174

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	3.000%	9/27/23	62,868	65,351
	International Bank for Reconstruction & Development	0.250%	11/24/23	60,000	59,463
	International Bank for Reconstruction & Development	2.500%	3/19/24	34,720	36,003
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	27,910	28,332
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	47,197	49,244
	International Bank for Reconstruction & Development	1.625%	1/15/25	17,960	18,288
	International Bank for Reconstruction & Development	0.750%	3/11/25	32,150	31,839
	International Bank for Reconstruction & Development	0.625%	4/22/25	83,940	82,693
	International Bank for Reconstruction & Development	0.375%	7/28/25	60,000	58,397
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	39,212
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,000	50,675
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	21,059
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	582
	International Bank for Reconstruction & Development	0.875%	7/15/26	26,500	26,032
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,316	11,614
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	15,884
	International Bank for Reconstruction & Development	0.750%	11/24/27	35,000	33,624
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	22,500	22,410
	International Bank for Reconstruction & Development	1.125%	9/13/28	24,575	24,006
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	12,877
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	14,220
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	34,545
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	77,620
	International Bank for Reconstruction & Development	1.625%	11/3/31	95,000	95,045
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	3,323
	International Finance Corp.	0.500%	3/20/23	400	399
[3]	International Finance Corp.	2.875%	7/31/23	21,765	22,514
[3]	International Finance Corp.	1.375%	10/16/24	12,260	12,395
[3]	International Finance Corp.	0.375%	7/16/25	7,000	6,816
[3]	International Finance Corp.	2.125%	4/7/26	15,290	15,852
	International Finance Corp.	0.750%	8/27/30	8,965	8,380
[9]	Japan Bank for International Cooperation	2.500%	6/1/22	7,502	7,568
[3,9]	Japan Bank for International Cooperation	1.625%	10/17/22	5,900	5,951
175

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Japan Bank for International Cooperation	1.750%	1/23/23	20,000	20,239
[9]	Japan Bank for International Cooperation	0.625%	5/22/23	46,000	45,974
[9]	Japan Bank for International Cooperation	3.250%	7/20/23	18,223	18,914
[3,9]	Japan Bank for International Cooperation	3.375%	7/31/23	225	234
[9]	Japan Bank for International Cooperation	0.375%	9/15/23	27,000	26,799
[9]	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	19,771
[3,9]	Japan Bank for International Cooperation	0.500%	4/15/24	10,000	9,895
[3,9]	Japan Bank for International Cooperation	2.500%	5/23/24	14,000	14,496
[3,9]	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	17,026
[3,9]	Japan Bank for International Cooperation	1.750%	10/17/24	8,400	8,551
[3,9]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	14,915
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	17,000	16,614
[3,9]	Japan Bank for International Cooperation	2.750%	1/21/26	2,286	2,410
[3,9]	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,664
[3,9]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	18,624
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	19,000	20,268
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	13,632
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	23,214
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	13,386
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	18,084
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	7,145
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	10,703
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	19,500	19,703
[9]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	8,903
[9]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,975
[9]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,783
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,700	3,707
[10]	KFW	2.125%	1/17/23	63,700	64,776
[10]	KFW	1.625%	2/15/23	42,370	42,892
[10]	KFW	0.250%	4/25/23	35,000	34,858
[10]	KFW	0.250%	10/19/23	55,000	54,544
[10]	KFW	2.625%	2/28/24	47,800	49,663
[10]	KFW	0.250%	3/8/24	65,000	64,220
[10]	KFW	1.375%	8/5/24	21,200	21,445
[10]	KFW	0.500%	9/20/24	42,400	41,884
[10]	KFW	2.500%	11/20/24	49,500	51,610
[10]	KFW	2.000%	5/2/25	16,640	17,129
[10]	KFW	0.375%	7/18/25	78,450	76,382
[10]	KFW	0.625%	1/22/26	65,400	63,798
[10]	KFW	1.000%	10/1/26	25,000	24,653
[10]	KFW	2.875%	4/3/28	18,635	20,231
[10]	KFW	1.750%	9/14/29	7,225	7,341
[10]	KFW	0.750%	9/30/30	34,750	32,487
[10]	KFW	0.000%	4/18/36	13,280	10,257
[10]	KFW	0.000%	6/29/37	27,892	21,094
	Korea Development Bank	3.375%	3/12/23	24,200	24,925
	Korea Development Bank	2.750%	3/19/23	3,100	3,172
	Korea Development Bank	3.750%	1/22/24	14,400	15,218
	Korea Development Bank	3.250%	2/19/24	1,000	1,048
	Korea Development Bank	2.125%	10/1/24	4,300	4,427
	Korea Development Bank	0.750%	1/25/25	9,450	9,313
	Korea Development Bank	3.000%	1/13/26	1,100	1,167
	Korea Development Bank	1.375%	4/25/27	11,000	10,849
	Korea Development Bank	1.625%	1/19/31	9,500	9,309
	Korea Development Bank	2.000%	10/25/31	6,500	6,508
176

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,217
[10]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	16,755
[3,10]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	6,175	6,043
[10]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	15,172
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	26,400	25,961
[3,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	11,696	11,917
[3,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	24,426
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	20,465
	Nordic Investment Bank	0.375%	5/19/23	17,000	16,945
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,044
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,503
	Nordic Investment Bank	0.375%	9/20/24	5,500	5,416
	Nordic Investment Bank	0.375%	9/11/25	22,100	21,463
[3]	Nordic Investment Bank	0.500%	1/21/26	15,650	15,206
	North American Development Bank	2.400%	10/26/22	909	918
[3,11]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,000	6,162
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,214
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,175	13,340
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,150	20,501
[3,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	29,400	28,519
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	10,193	10,791
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	10,332
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	26,597	30,640
	Oriental Republic of Uruguay	7.875%	1/15/33	200	295
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	7,897
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	7,029	8,328
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	38,310	50,788
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	33,391	43,826
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	375	375
[12]	Petroleos Mexicanos	2.378%	4/15/25	665	658
	Province of Alberta	3.350%	11/1/23	17,910	18,725
	Province of Alberta	2.950%	1/23/24	12,350	12,868
	Province of Alberta	1.875%	11/13/24	15,000	15,326
	Province of Alberta	1.000%	5/20/25	12,395	12,299
	Province of Alberta	3.300%	3/15/28	14,000	15,335
	Province of Alberta	1.300%	7/22/30	25,282	24,114
[3]	Province of British Columbia	6.500%	1/15/26	622	741
	Province of British Columbia	2.250%	6/2/26	6,647	6,905
	Province of British Columbia	0.900%	7/20/26	15,000	14,689
	Province of British Columbia	1.300%	1/29/31	8,300	7,991
	Province of British Columbia	7.250%	9/1/36	2,681	4,300
[3]	Province of Manitoba	2.600%	4/16/24	9,700	10,062
	Province of Manitoba	3.050%	5/14/24	4,800	5,029
	Province of Manitoba	2.125%	6/22/26	9,782	10,092
[3]	Province of Manitoba	1.500%	10/25/28	5,300	5,234
	Province of New Brunswick	3.625%	2/24/28	5,300	5,932
	Province of Ontario	1.750%	1/24/23	16,335	16,536
	Province of Ontario	3.400%	10/17/23	35,765	37,407
	Province of Ontario	3.050%	1/29/24	20,050	20,946
	Province of Ontario	3.200%	5/16/24	10,000	10,520
	Province of Ontario	1.050%	4/14/26	9,950	9,811
	Province of Ontario	2.500%	4/27/26	8,000	8,368
	Province of Ontario	2.300%	6/15/26	20,000	20,752
	Province of Ontario	2.000%	10/2/29	17,000	17,287
	Province of Ontario	1.125%	10/7/30	14,200	13,425
177

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Ontario	1.600%	2/25/31	59,500	58,244
	Province of Ontario	1.800%	10/14/31	9,000	8,921
	Province of Quebec	2.625%	2/13/23	34,919	35,690
[3]	Province of Quebec	7.125%	2/9/24	8,950	10,084
[3]	Province of Quebec	2.875%	10/16/24	10,000	10,504
[3]	Province of Quebec	1.500%	2/11/25	16,354	16,535
	Province of Quebec	0.600%	7/23/25	22,600	22,104
	Province of Quebec	2.500%	4/20/26	500	524
	Province of Quebec	2.750%	4/12/27	43,050	45,758
[3]	Province of Quebec	7.500%	9/15/29	11,407	15,951
	Province of Quebec	1.350%	5/28/30	14,200	13,779
	Province of Quebec	1.900%	4/21/31	88,000	88,674
	Republic of Chile	2.250%	10/30/22	1,000	1,012
	Republic of Chile	3.125%	3/27/25	7,330	7,679
	Republic of Chile	3.125%	1/21/26	8,894	9,361
[3]	Republic of Chile	3.240%	2/6/28	31,810	33,511
[3]	Republic of Chile	2.450%	1/31/31	21,800	21,651
[3]	Republic of Chile	2.550%	7/27/33	34,400	33,479
[3]	Republic of Chile	3.100%	5/7/41	25,500	24,988
	Republic of Chile	3.625%	10/30/42	1,250	1,322
	Republic of Chile	3.860%	6/21/47	9,200	10,202
[3]	Republic of Chile	3.500%	1/25/50	23,300	24,223
[3]	Republic of Chile	3.100%	1/22/61	20,600	19,153
[3]	Republic of Chile	3.250%	9/21/71	11,750	10,864
	Republic of Finland	6.950%	2/15/26	1,000	1,207
	Republic of Hungary	5.375%	2/21/23	27,100	28,471
	Republic of Hungary	5.750%	11/22/23	18,175	19,726
	Republic of Hungary	5.375%	3/25/24	10,000	10,872
	Republic of Hungary	7.625%	3/29/41	13,165	21,542
	Republic of Indonesia	2.950%	1/11/23	4,975	5,080
	Republic of Indonesia	4.450%	2/11/24	6,900	7,375
	Republic of Indonesia	3.500%	1/11/28	19,400	20,927
	Republic of Indonesia	4.100%	4/24/28	7,850	8,750
	Republic of Indonesia	4.750%	2/11/29	16,150	18,792
	Republic of Indonesia	3.400%	9/18/29	3,650	3,942
	Republic of Indonesia	2.850%	2/14/30	6,800	7,093
	Republic of Indonesia	3.850%	10/15/30	17,800	20,012
	Republic of Indonesia	1.850%	3/12/31	15,800	15,393
[3]	Republic of Indonesia	2.150%	7/28/31	9,500	9,438
[3,7]	Republic of Indonesia	4.750%	7/18/47	4,400	5,341
	Republic of Indonesia	4.350%	1/11/48	19,695	22,659
	Republic of Indonesia	5.350%	2/11/49	16,550	21,735
	Republic of Indonesia	3.700%	10/30/49	11,725	12,421
	Republic of Indonesia	3.500%	2/14/50	3,000	3,111
	Republic of Indonesia	4.200%	10/15/50	15,700	18,003
	Republic of Indonesia	3.050%	3/12/51	14,000	13,838
[3]	Republic of Indonesia	3.200%	9/23/61	7,700	7,415
	Republic of Indonesia	4.450%	4/15/70	11,035	13,081
	Republic of Indonesia	3.350%	3/12/71	7,300	7,096
	Republic of Italy	6.875%	9/27/23	24,693	27,123
	Republic of Italy	0.875%	5/6/24	19,500	19,287
	Republic of Italy	2.375%	10/17/24	24,000	24,591
	Republic of Italy	1.250%	2/17/26	32,100	31,281
	Republic of Italy	2.875%	10/17/29	20,600	21,060
	Republic of Italy	5.375%	6/15/33	21,495	26,601
178

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Italy	4.000%	10/17/49	21,600	23,813
	Republic of Italy	3.875%	5/6/51	34,655	37,081
	Republic of Korea	3.875%	9/11/23	1,200	1,261
	Republic of Korea	5.625%	11/3/25	1,511	1,751
	Republic of Korea	2.750%	1/19/27	33,400	35,339
	Republic of Korea	1.000%	9/16/30	7,500	7,099
	Republic of Korea	1.750%	10/15/31	6,550	6,570
	Republic of Korea	4.125%	6/10/44	8,711	11,371
	Republic of Korea	3.875%	9/20/48	5,693	7,381
[3]	Republic of Panama	4.000%	9/22/24	12,867	13,672
[3]	Republic of Panama	3.750%	3/16/25	12,636	13,389
	Republic of Panama	7.125%	1/29/26	10,702	12,843
	Republic of Panama	8.875%	9/30/27	7,896	10,621
[3]	Republic of Panama	3.875%	3/17/28	10,390	11,222
	Republic of Panama	9.375%	4/1/29	8,380	12,010
[3]	Republic of Panama	3.160%	1/23/30	6,500	6,744
[3]	Republic of Panama	2.252%	9/29/32	24,500	23,297
[3]	Republic of Panama	6.700%	1/26/36	21,063	28,205
[3]	Republic of Panama	4.500%	5/15/47	6,643	7,340
[3]	Republic of Panama	4.500%	4/16/50	31,218	34,411
[3]	Republic of Panama	4.300%	4/29/53	16,050	17,273
[3]	Republic of Panama	4.500%	4/1/56	29,556	32,555
[3]	Republic of Panama	3.870%	7/23/60	38,175	38,180
	Republic of Peru	7.350%	7/21/25	900	1,072
[3]	Republic of Peru	2.392%	1/23/26	3,500	3,553
	Republic of Peru	4.125%	8/25/27	4,800	5,272
	Republic of Peru	2.844%	6/20/30	7,925	8,045
[3]	Republic of Peru	2.783%	1/23/31	48,050	47,842
[3]	Republic of Peru	1.862%	12/1/32	14,900	13,607
	Republic of Peru	8.750%	11/21/33	27,093	42,138
[3]	Republic of Peru	3.000%	1/15/34	23,000	22,944
[3]	Republic of Peru	6.550%	3/14/37	10,180	13,873
[3]	Republic of Peru	3.300%	3/11/41	14,300	14,341
	Republic of Peru	5.625%	11/18/50	24,033	33,791
[3]	Republic of Peru	3.550%	3/10/51	6,100	6,352
[3]	Republic of Peru	2.780%	12/1/60	16,250	14,290
[3]	Republic of Peru	3.600%	1/15/72	15,000	14,658
[3]	Republic of Peru	3.230%	7/28/21	19,425	16,746
	Republic of Poland	5.000%	3/23/22	2,472	2,498
	Republic of Poland	3.000%	3/17/23	25,175	25,863
	Republic of Poland	4.000%	1/22/24	17,000	18,007
	Republic of Poland	3.250%	4/6/26	14,350	15,392
	Republic of the Philippines	4.200%	1/21/24	8,400	8,947
	Republic of the Philippines	9.500%	10/21/24	2,170	2,667
	Republic of the Philippines	10.625%	3/16/25	8,525	11,103
	Republic of the Philippines	5.500%	3/30/26	9,350	10,899
	Republic of the Philippines	3.000%	2/1/28	46,550	49,920
	Republic of the Philippines	3.750%	1/14/29	14,000	15,748
	Republic of the Philippines	9.500%	2/2/30	12,800	19,891
	Republic of the Philippines	2.457%	5/5/30	11,800	12,165
	Republic of the Philippines	7.750%	1/14/31	13,750	20,018
	Republic of the Philippines	1.648%	6/10/31	4,684	4,529
	Republic of the Philippines	1.950%	1/6/32	9,075	8,918
	Republic of the Philippines	6.375%	1/15/32	11,504	15,397
	Republic of the Philippines	6.375%	10/23/34	30,540	42,482
179

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	5.000%	1/13/37	9,150	11,383
	Republic of the Philippines	3.950%	1/20/40	25,690	28,762
	Republic of the Philippines	3.700%	3/1/41	17,108	18,707
	Republic of the Philippines	3.700%	2/2/42	21,838	23,881
	Republic of the Philippines	2.950%	5/5/45	21,130	20,880
	Republic of the Philippines	2.650%	12/10/45	17,528	16,640
	Republic of the Philippines	3.200%	7/6/46	21,900	22,326
	State of Israel	3.150%	6/30/23	2,400	2,483
	State of Israel	2.875%	3/16/26	26,713	28,257
	State of Israel	3.250%	1/17/28	6,795	7,364
	State of Israel	2.500%	1/15/30	2,125	2,214
	State of Israel	2.750%	7/3/30	20,127	21,395
	State of Israel	4.500%	1/30/43	10,330	13,233
	State of Israel	4.125%	1/17/48	9,725	11,939
	State of Israel	3.375%	1/15/50	31,525	34,147
	State of Israel	3.875%	7/3/50	19,450	22,756
	State of Israel	4.500%	4/3/20	11,950	15,295
[3]	Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,621
[3]	Svensk Exportkredit AB	0.250%	9/29/23	15,000	14,864
	Svensk Exportkredit AB	0.500%	11/10/23	16,000	15,907
[3]	Svensk Exportkredit AB	0.375%	3/11/24	13,200	13,059
[3]	Svensk Exportkredit AB	0.375%	7/30/24	5,200	5,120
	Svensk Exportkredit AB	0.625%	10/7/24	38,000	37,586
[3]	Svensk Exportkredit AB	0.625%	5/14/25	14,300	14,042
	Svensk Exportkredit AB	0.500%	8/26/25	20,750	20,226
	United Mexican States	4.000%	10/2/23	1,093	1,151
	United Mexican States	3.600%	1/30/25	21,771	23,108
[3]	United Mexican States	3.900%	4/27/25	10,750	11,522
	United Mexican States	4.125%	1/21/26	25,790	28,319
	United Mexican States	4.150%	3/28/27	35,155	38,858
	United Mexican States	3.750%	1/11/28	27,600	29,699
	United Mexican States	4.500%	4/22/29	25,900	28,849
[3]	United Mexican States	3.250%	4/16/30	45,600	46,882
[3]	United Mexican States	2.659%	5/24/31	19,000	18,525
[3]	United Mexican States	8.300%	8/15/31	4,390	6,390
[3]	United Mexican States	4.750%	4/27/32	48,400	54,735
[3]	United Mexican States	7.500%	4/8/33	4,200	5,868
[3]	United Mexican States	6.750%	9/27/34	7,810	10,402
	United Mexican States	6.050%	1/11/40	29,032	36,127
[3]	United Mexican States	4.280%	8/14/41	34,040	35,337
[3]	United Mexican States	4.750%	3/8/44	52,483	57,183
	United Mexican States	5.550%	1/21/45	12,625	15,117
	United Mexican States	4.600%	1/23/46	23,191	24,804
	United Mexican States	4.350%	1/15/47	26,459	27,465
	United Mexican States	4.600%	2/10/48	30,696	32,751
[3]	United Mexican States	4.500%	1/31/50	26,600	28,239
[3]	United Mexican States	5.000%	4/27/51	4,750	5,414
[3]	United Mexican States	3.771%	5/24/61	59,600	54,898
[3]	United Mexican States	5.750%	10/12/10	34,107	39,304
Total Sovereign Bonds (Cost $8,864,514)					9,066,151
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,510	1,580
180

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	3,825	3,864
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	3,464
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	5,994
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	400	594
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	6,245	9,474
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,635	3,766
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	750	1,233
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	10,275	19,463
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,385	4,518
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	3,315	4,955
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	15,498	24,768
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	5,025	8,790
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	12,239
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	5,425	5,439
California GO	3.375%	4/1/25	8,500	9,120
California GO	2.650%	4/1/26	5,000	5,292
California GO	1.700%	2/1/28	4,125	4,127
California GO	3.500%	4/1/28	5,500	6,083
California GO	2.500%	10/1/29	7,630	7,982
California GO	1.750%	11/1/30	9,464	9,319
California GO	4.500%	4/1/33	8,800	10,208
California GO	7.500%	4/1/34	26,580	40,676
California GO	4.600%	4/1/38	11,425	13,152
California GO	7.550%	4/1/39	30,295	50,558
California GO	7.300%	10/1/39	19,015	29,831
California GO	7.350%	11/1/39	9,050	14,283
California GO	7.625%	3/1/40	10,015	16,587
California GO	7.600%	11/1/40	20,835	35,916
California State University Systemwide Revenue	3.899%	11/1/47	4,275	4,920
California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,560
California State University Systemwide Revenue	2.975%	11/1/51	6,395	6,523
California State University Systemwide Revenue	2.719%	11/1/52	3,975	4,009
California State University Systemwide Revenue	2.939%	11/1/52	5,620	5,632
181

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	905
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,300	5,765
	Chicago IL GO	7.045%	1/1/29	4,255	4,885
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,135	7,073
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	12,834
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	8,757
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	6,835	9,627
	City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	3,820	4,158
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	5,298
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	5,776
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	8,548
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	2,720	2,785
	Connecticut GO	5.090%	10/1/30	800	925
	Connecticut GO	5.850%	3/15/32	9,890	12,850
	Cook County IL GO	6.229%	11/15/34	2,695	3,662
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,193
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,945	4,380
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	4,880
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	3,150	4,445
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,605
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,860	13,428
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	3,783
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	2,925	2,940
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	11,090	13,945
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	5,635
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	10,039
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	14,675	14,603
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,775	9,751
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	13,700	13,668
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	3,524	3,788
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	9,450	14,387
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,505	10,063
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,270	7,821
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	6,692
182

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,825	2,842
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	2,400	2,430
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	4,539
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	3,750	3,754
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	3,700	3,764
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	5,300	5,429
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	4,300	4,374
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	7,000	7,000
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	254
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	25,720	26,023
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	3,030	3,197
	Houston TX GO	6.290%	3/1/32	10,820	13,649
	Houston TX GO	3.961%	3/1/47	1,270	1,533
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	1,900	1,926
	Illinois GO	4.950%	6/1/23	1,082	1,123
	Illinois GO	5.100%	6/1/33	68,930	79,675
	Illinois GO	6.630%	2/1/35	1,675	2,046
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,754
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	4,250	4,369
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	5,633
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	5,930	7,178
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	3,263
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	3,960
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	395	514
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	3,800	3,772
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	2,025	2,495
	Los Angeles CA Community College District GO	1.606%	8/1/28	6,400	6,373
	Los Angeles CA Community College District GO	1.806%	8/1/30	3,100	3,077
	Los Angeles CA Community College District GO	2.106%	8/1/32	9,600	9,407
	Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	8,809
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	2,330
183

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	8,500	13,791
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,265	2,148
Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	4,258
Los Angeles CA Unified School District GO	5.750%	7/1/34	17,655	22,981
Los Angeles CA Unified School District GO	6.758%	7/1/34	7,825	10,898
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,680	8,807
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,477
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	2,731
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,875	2,999
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	1,195
Massachusetts GO	4.500%	8/1/31	350	416
Massachusetts GO	2.663%	9/1/39	3,949	4,028
Massachusetts GO	5.456%	12/1/39	5,250	7,157
Massachusetts GO	2.514%	7/1/41	7,225	7,118
Massachusetts GO	2.813%	9/1/43	7,000	7,200
Massachusetts GO	2.900%	9/1/49	5,495	5,729
Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	2,215
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,180	4,395
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	6,370	6,666
Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	8,965
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,750	5,143
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	2,850	2,880
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,233
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	8,148
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	6,750
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	865	911
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	13,050	13,963
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	6,647
Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	4,450	4,322
Michigan State University Revenue	4.496%	8/15/48	2,025	2,324
Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	3,300	3,322
Mississippi GO	5.245%	11/1/34	3,220	4,073
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	5,730	6,363
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	4,287
184

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	13,574
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	8,984
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	4,145	4,595
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	4,285	6,301
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	5,905	6,612
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,067	27,473
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	19,751	30,988
	New York City NY GO	5.517%	10/1/37	3,525	4,695
	New York City NY GO	6.271%	12/1/37	5,425	7,701
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	8,238
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,171
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,502
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	528
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	5,935	8,570
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,105	20,004
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	3,825	4,795
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	4,995
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	3,080	4,000
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	975	1,262
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	13,089
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	585	832
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	12,575	17,214
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,135	1,817
	New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	7,265
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	9,000	8,878
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	3,240	3,440
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	3,492
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,170	4,261
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,100	2,215
	New York State Thruway Authority General Revenue	2.900%	1/1/35	5,245	5,474
	New York State Thruway Authority General Revenue	3.500%	1/1/42	1,500	1,561
185

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	3,340
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,926
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	2,225	2,276
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	7,825	13,221
	Ohio State University General Receipts Revenue	4.910%	6/1/40	2,745	3,740
	Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	5,419
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,481	8,288
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	3,075	3,134
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,298
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,900	3,952
	Oregon GO	5.762%	6/1/23	283	297
	Oregon GO	5.892%	6/1/27	8,130	9,523
[14]	Oregon GO	3.424%	3/1/60	5,270	5,480
[15]	Oregon School Boards Association GO	5.528%	6/30/28	375	429
	Pennsylvania State University	2.790%	9/1/43	5,175	5,225
	Pennsylvania State University	2.840%	9/1/50	5,190	5,162
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	5,285
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,050	3,075
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,673
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,510	20,314
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	6,860
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	6,834
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,688
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	2,192
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	10,000	9,946
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,555	3,541
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/57	1,000	1,254
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	3,868
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	23,055	30,559
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	10,132
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	4,514
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	113
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	3,195
186

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	3,154
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	700	785
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,913
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	1,109
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	5,220
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	9,111
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	3,368
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,239
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	2,328
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	10,021
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,724
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	2,725	2,741
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	1,246
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	2,646
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	9,295
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	4,920	4,817
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	9,522
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,780
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,062
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,760	2,837
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	11,098
	State Public School Building Authority PA Revenue	5.000%	9/15/27	1,947	2,240
	Texas GO	5.517%	4/1/39	11,570	16,280
	Texas GO	3.211%	4/1/44	4,370	4,563
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	10,325	11,551
	Texas Transportation Commission GO	2.562%	4/1/42	7,770	7,705
	Texas Transportation Commission GO	2.472%	10/1/44	8,150	7,968
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,620	15,150
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	2,126
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	3,840	4,590
[15]	Tucson City AZ COP	2.856%	7/1/47	3,330	3,330
187

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	29,478
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	1,180	1,817
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	1,548
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,310	4,638
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	275	304
	University of California Revenue	0.883%	5/15/25	2,600	2,571
	University of California Revenue	3.063%	7/1/25	14,321	15,227
	University of California Revenue	1.316%	5/15/27	7,550	7,414
	University of California Revenue	1.614%	5/15/30	5,830	5,656
	University of California Revenue	4.601%	5/15/31	8,330	9,698
	University of California Revenue	5.946%	5/15/45	5,510	7,796
	University of California Revenue	3.071%	5/15/51	5,900	5,950
	University of California Revenue	4.858%	5/15/12	12,189	17,929
	University of California Revenue	4.767%	5/15/15	4,925	7,045
	University of Michigan	2.437%	4/1/40	9,978	9,981
	University of Michigan	2.562%	4/1/50	2,550	2,563
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	3,953
	University of North Carolina University System Revenue	3.327%	12/1/36	90	100
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	11,465	13,013
	University of Texas Financing System Revenue	4.794%	8/15/46	2,200	2,973
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	2,997
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	2,348
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	7,812
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	4,898
	University of Virginia Revenue	2.256%	9/1/50	11,890	11,253
	University of Virginia Revenue	4.179%	9/1/17	3,565	4,955
	University of Virginia Revenue	3.227%	9/1/19	2,300	2,501
	Utah GO	4.554%	7/1/24	4,470	4,707
	Utah GO	3.539%	7/1/25	5,420	5,665
	Washington GO	5.140%	8/1/40	3,720	5,092
[15]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,305	2,592
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	3,277
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	10,402
Total Taxable Municipal Bonds (Cost $1,678,999)					1,871,796
188

Total Bond Market II Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[17]	Vanguard Market Liquidity Fund (Cost $5,659,093)	0.090%	56,615,460	5,660,980
Total Investments (101.7%) (Cost $255,938,025)				261,767,218
Other Assets and Liabilities—Net (-1.7%)				(4,360,046)
Net Assets (100%)				257,407,172
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,287,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2021.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $1,099,676,000, representing 0.4% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
189

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $250,278,932)	256,106,238
Affiliated Issuers (Cost $5,659,093)	5,660,980
Total Investments in Securities	261,767,218
Investment in Vanguard	8,565
Cash	63,077
Receivables for Investment Securities Sold	1,278,856
Receivables for Accrued Income	1,159,280
Receivables for Capital Shares Issued	27,641
Total Assets	264,304,637
Liabilities
Payables for Investment Securities Purchased	6,878,296
Payables for Capital Shares Redeemed	12,520
Payables to Vanguard	6,649
Total Liabilities	6,897,465
Net Assets	257,407,172
At December 31, 2021, net assets consisted of:

Paid-in Capital	251,739,378
Total Distributable Earnings (Loss)	5,667,794
Net Assets	257,407,172

Investor Shares—Net Assets
Applicable to 12,846,413,760 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	141,912,655
Net Asset Value Per Share—Investor Shares	$11.05

Institutional Shares—Net Assets
Applicable to 10,454,939,156 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	115,494,517
Net Asset Value Per Share—Institutional Shares	$11.05
See accompanying Notes, which are an integral part of the Financial Statements.
190

Total Bond Market II Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Interest[1]	4,491,508
Total Income	4,491,508
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,661
Management and Administrative—Investor Shares	110,741
Management and Administrative—Institutional Shares	14,840
Marketing and Distribution—Investor Shares	10,904
Marketing and Distribution—Institutional Shares	3,597
Custodian Fees	465
Auditing Fees	227
Shareholders’ Reports—Investor Shares	731
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	70
Total Expenses	147,236
Net Investment Income	4,344,272
Realized Net Gain (Loss) on Investment Securities Sold[1]	405,004
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(8,345,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,595,978)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,675,000, $798,000, $107,000, and ($1,193,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
191

Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,344,272	4,352,341
Realized Net Gain (Loss)	405,004	2,486,175
Change in Unrealized Appreciation (Depreciation)	(8,345,254)	7,160,442
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,595,978)	13,998,958
Distributions
Investor Shares	(2,656,395)	(3,624,846)
Institutional Shares	(2,078,929)	(2,650,682)
Total Distributions	(4,735,324)	(6,275,528)
Capital Share Transactions
Investor Shares	17,639,973	7,979,303
Institutional Shares	26,333,401	7,628,003
Net Increase (Decrease) from Capital Share Transactions	43,973,374	15,607,306
Total Increase (Decrease)	35,642,072	23,330,736
Net Assets
Beginning of Period	221,765,100	198,434,364
End of Period	257,407,172	221,765,100
See accompanying Notes, which are an integral part of the Financial Statements.
192

Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.46	$11.01	$10.42	$10.72	$10.61
Investment Operations
Net Investment Income[1]	.194	.249	.299	.285	.259
Net Realized and Unrealized Gain (Loss) on Investments	(.393)	.551	.590	(.301)	.112
Total from Investment Operations	(.199)	.800	.889	(.016)	.371
Distributions
Dividends from Net Investment Income	(.194)	(.249)	(.299)	(.284)	(.259)
Distributions from Realized Capital Gains	(.017)	(.101)	—	(.000)[2]	(.002)
Total Distributions	(.211)	(.350)	(.299)	(.284)	(.261)
Net Asset Value, End of Period	$11.05	$11.46	$11.01	$10.42	$10.72
Total Return[3]	-1.73%	7.31%	8.62%	-0.10%	3.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$141,913	$129,026	$116,505	$91,653	$89,183
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.74%	2.17%	2.76%	2.74%	2.42%
Portfolio Turnover Rate[4]	76%	119%	66%	90%	80%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 38%, 32%, 12%, 22%, and 26%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
193

Total Bond Market II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.46	$11.01	$10.42	$10.72	$10.61
Investment Operations
Net Investment Income[1]	.201	.256	.306	.292	.267
Net Realized and Unrealized Gain (Loss) on Investments	(.393)	.552	.591	(.300)	.112
Total from Investment Operations	(.192)	.808	.897	(.008)	.379
Distributions
Dividends from Net Investment Income	(.201)	(.257)	(.307)	(.292)	(.267)
Distributions from Realized Capital Gains	(.017)	(.101)	—	(.000)[2]	(.002)
Total Distributions	(.218)	(.358)	(.307)	(.292)	(.269)
Net Asset Value, End of Period	$11.05	$11.46	$11.01	$10.42	$10.72
Total Return	-1.67%	7.38%	8.69%	-0.03%	3.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115,495	$92,739	$81,929	$62,455	$59,299
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.24%	2.83%	2.81%	2.49%
Portfolio Turnover Rate[3]	76%	119%	66%	90%	80%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 38%, 32%, 12%, 22%, and 26%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
194

Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
195

Total Bond Market II Index Fund
At December 31, 2021, counterparties had deposited in segregated accounts securities with a value of $35,000 and cash of $69,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
196

Total Bond Market II Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $8,565,000, representing less than 0.01% of the fund’s net assets and 3.43% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
197

Total Bond Market II Index Fund
The following table summarizes the market value of the fund's investments as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	166,214,837	—	166,214,837
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,304,947	—	6,304,947
Corporate Bonds	—	72,648,507	—	72,648,507
Sovereign Bonds	—	9,066,151	—	9,066,151
Taxable Municipal Bonds	—	1,871,796	—	1,871,796
Temporary Cash Investments	5,660,980	—	—	5,660,980
Total	5,660,980	256,106,238	—	261,767,218
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	4,318
Total Distributable Earnings (Loss)	(4,318)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the deferral of losses from straddles. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,390
Undistributed Long-Term Gains	189,122
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	5,472,282
198

Total Bond Market II Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	4,384,114	5,048,523
Long-Term Capital Gains	351,210	1,227,005
Total	4,735,324	6,275,528
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	256,294,936
Gross Unrealized Appreciation	8,516,181
Gross Unrealized Depreciation	(3,043,899)
Net Unrealized Appreciation (Depreciation)	5,472,282
E.  During the year ended December 31, 2021, the fund purchased $24,931,160,000 of investment securities and sold $13,099,574,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $206,816,835,000 and $173,644,883,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $3,906,001,000 and sales were $269,009,000, resulting in net realized loss of $618,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	30,819,257	2,765,943	38,648,650	3,399,007
Issued in Lieu of Cash Distributions	2,653,793	238,315	3,624,846	316,829
Redeemed	(15,833,077)	(1,420,338)	(34,294,193)	(3,037,482)
Net Increase (Decrease)—Investor Shares	17,639,973	1,583,920	7,979,303	678,354
199

Total Bond Market II Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	27,710,121	2,483,458	31,956,671	2,805,387
Issued in Lieu of Cash Distributions	2,076,477	186,478	2,646,740	231,157
Redeemed	(3,453,197)	(310,068)	(26,975,408)	(2,384,571)
Net Increase (Decrease)—Institutional Shares	26,333,401	2,359,868	7,628,003	651,973
G.  Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
200

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market II Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
201

Special 2021 tax information (unaudited) for Vanguard Total Bond Market II Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $355,528,000 as capital gain dividend (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.
For nonresident alien shareholders, 89.2% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 98.9%.
202

"Bloomberg®" and Bloomberg U.S. Aggregate Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total Bond Market II Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total Bond Market II Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total Bond Market II Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Float Adjusted Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Total Bond Market II Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total Bond Market II Index Fund into consideration in determining, composing or calculating the Bloomberg U.S. Aggregate Float Adjusted Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market II Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total Bond Market II Index Fund customers, in connection with the administration, marketing or trading of the Total Bond Market II Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL BOND MARKET II INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL BOND MARKET II INDEX FUND OR BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6350 022022

Annual Report  |  December 31, 2021
Vanguard Inflation-Protected Securities Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, Vanguard Inflation-Protected Securities Fund returned more than 5.5% for all share classes. Those results lagged the 5.96% return of the fund’s benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started rolling out shortly after the period began, helping some of the hardest-hit sectors like hospitality, leisure, and travel begin to rebound, and more workers returned to the labor force. Bond yields ended the period higher, however, amid the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	Although the markets expected inflation to rise in 2021, they were caught off guard by it reaching levels not seen in decades and the prospect of high inflation lasting longer than anticipated. The 5-year breakeven inflation rate, a gauge for where the market sees inflation in 5 years’ time, climbed from 1.99% at the end of 2020 to 2.92% at the end of 2021.
•	With nominal Treasuries declining and TIPS performing well through 2021, the fund’s allocation to nominal Treasuries for liquidity purposes was the primary detractor from relative performance. Duration positioning also dampened results.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1

Advisor's Report
For the 12 months ended December 31, 2021, the returns for Vanguard Inflation-Protected Securities Fund ranged from 5.56% for Investor Shares to 5.72% for Institutional Shares. The fund finished behind its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, which returned 5.96%.
The broad investment-grade bond market returned –1.58%, and nominal Treasury securities, which don’t include an automatic adjustment for inflation, returned –2.32%, according to the Bloomberg U.S. Aggregate Float Adjusted Index.
Investment environment
Market sentiment was buoyant in the first part of 2021. COVID-19 vaccine programs were being rolled out, which helped lift the outlook for the global economy, especially the sectors hit hardest by restrictions and lockdowns. Governments and central banks in developed markets continued to provide extensive support through central bank asset-purchase programs, fiscal stimulus packages, and relief to workers through enhanced unemployment benefits and job retention programs. Those efforts generally helped bring down unemployment rates and unleash pent-up consumer demand once the global economy began to reopen. The Federal Reserve’s average inflation targeting policy also provided some comfort to the markets, which were anticipating a transitory pickup in inflation.
In this reflationary environment, equities performed well, interest rates rose, the yield curve steepened, and break-even interest rates widened.
The investment environment grew a little more challenging later in the period, however. COVID-19 variants emerged, pushing up the number of new cases even as vaccination rates increased. Supply disruptions and labor shortages in some sectors drove inflation higher across much of the globe. In the United States, the annualized rate of inflation climbed from below the Fed’s 2% target at the start of 2021 to levels not seen in decades by year-end. In response, monetary policy turned less accommodative, with the Fed starting to taper its bond purchases in November and penciling in three rate hikes in 2022.
The pivot in monetary policy contributed to a rise in Treasury yields, especially at the front end of the curve. The yield of the 2-year Treasury note rose 61 basis points over the 12-month period to 0.73%. Yields

Yields of U.S. Treasury Inflation-Protected Securities (Real Yields)
Maturity	December 31, 2020	December 31, 2021
5 Years	-1.63%	-1.66%
10 Years	-1.09	-1.10
30 Years	-0.38	-0.47
Source: Bloomberg.
2

of longer-term Treasuries fell as the outlook turned more uncertain but still finished the period higher. The 10-year Treasury note finished 60 basis points higher at 1.51%, and the yield of the 30-year Treasury climbed 26 basis points to 1.90%. (A basis point is one-hundredth of a percentage point.)
Market measures of inflation expectations increased substantially over the period, with the 10-year breakeven inflation rate climbing 61 basis points to 2.61%. Real yields didn’t move much—10-year real rates, for example, ended the period just 1 basis point lower at –1.10%.
Management of the portfolio
When 2021 began, the fund was positioned for reflation and a rise in real yields through an overweighting of the front end of the real yield curve. That tactical play added to relative performance. And in the latter part of the year, we were able to take advantage of some seasonality and mean-reversion opportunities that also worked out well for the fund.
Duration positioning in early summer detracted. Given the strength of the economy and the rise in inflation, we shortened the fund’s duration in anticipation of the Fed’s turning less accommodative and yields rising. (Duration measures the sensitivity of a portfolio to changes in interest rates.) Although the Fed announced in June that it would start to consider steps to normalize monetary policy, yields of longer-dated bonds fell amid concerns about the spread of the Delta variant and the risk that the Fed might move too quickly.
The fund has a small position in nominal Treasuries for liquidity purposes. With nominal Treasuries as a whole declining for the period, the fund’s allocation to them was the primary detractor from relative performance.
Outlook
The rapid rebound in economic activity from COVID-19 lows is likely to give way to slower growth for major economies. We expect U.S. growth to slow to 4% in 2022.
Although COVID-19 will remain a critical factor in 2022, the outlook for macroeconomic policy will likely be more crucial. The removal of policy support poses a new challenge for policymakers and a source of risk for financial markets.
The recent upswing in inflation is proving less transitory than had been expected. The combination of higher demand triggered by the lifting of pandemic restrictions and lower supply due to labor and input shortages globally has pushed consumer prices higher in much of the world. Although a return to 1970s-style stagflation is not in the cards, we expect inflation to remain elevated across developed markets as the forces of demand and supply take some time to balance.
Central banks will have to maintain the delicate balance between keeping inflation expectations anchored and
3

allowing for a supportive environment for economic growth. As negative supply shocks push inflation higher, they threaten to set off a self-fulfilling cycle of ever higher inflation, which could begin to chip away at demand.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Gemma Wright-Casparius, Principal
John Madziyire, CFA
Vanguard Fixed Income Group
January 15, 2022
4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
5

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,038.90	$1.03
Admiral™ Shares	1,000.00	1,039.10	0.51
Institutional Shares	1,000.00	1,039.60	0.36
Based on Hypothetical 5% Yearly Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
6

Inflation-Protected Securities Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Inflation-Protected Securities Fund Investor Shares	5.56%	5.08%	2.87%	$13,276
Bloomberg U.S. Treasury Inflation Protected Securities Index	5.96	5.34	3.09	13,559
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	13,307

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Inflation-Protected Securities Fund Admiral Shares	5.68%	5.18%	2.98%	$67,041
Bloomberg U.S. Treasury Inflation Protected Securities Index	5.96	5.34	3.09	67,796
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	66,537

See Financial Highlights for dividend and capital gains information.
7

Inflation-Protected Securities Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Inflation-Protected Securities Fund Institutional Shares	5.72%	5.22%	3.01%	$6,725,826
Bloomberg U.S. Treasury Inflation Protected Securities Index	5.96	5.34	3.09	6,779,631
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	6,653,716
8

Inflation-Protected Securities Fund
Distribution by Stated Maturity
As of December 31, 2021
0 - 5 Years	47.6%
5 - 10 Years	34.8
10 - 15 Years	0.6
15 - 20 Years	2.1
20 - 25 Years	8.2
Over 25 Years	6.7
The table reflects the fund's investments, except for short-term investments and derivatives.
9

Inflation-Protected Securities Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	1,433,156	1,479,905
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	2,415,687	2,525,451
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	1,542,208	1,621,441
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,532,612	1,632,193
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	902,321	962,213
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,298,196	1,384,367
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	1,096,082	1,170,896
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	1,225,005	1,312,635
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	782,839	891,572
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	954,262	1,021,327
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,178,674	1,280,860
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	1,021,464	1,101,885
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	1,025,854	1,126,976
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	534,601	618,547
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	437,576	472,366
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	555,223	603,186
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	526,198	572,640
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	946,834	1,041,651
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	732,270	884,448
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	1,007,186	1,117,959
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	1,030,208	1,152,532
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	440,673	528,327
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	440,358	584,661
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	893,381	1,023,061
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	766,570	886,342
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	394,323	503,695
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	503,337	700,529
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	906,967	1,015,509
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	967,275	1,072,756
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	1,069,862	1,195,224
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	1,182,262	1,321,526
United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	1,292,398	1,450,101
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	165,175	245,144
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	241,354	367,522
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	337,462	519,198
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	563,093	706,432
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	433,884	535,379
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	604,780	857,224
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	662,752	846,786
10

Inflation-Protected Securities Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	344,620	467,138
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	423,377	567,875
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	310,608	432,298
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	287,904	405,515
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	443,122	532,578
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	708,945	833,673
Total U.S. Government and Agency Obligations (Cost $37,859,308)					41,573,543
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $57,410)	0.090%		574,213	57,416
Total Investments (99.7%) (Cost $37,916,718)					41,630,959
Other Assets and Liabilities—Net (0.3%)					135,721
Net Assets (100%)					41,766,680
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $13,083,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	6,802	822,883	(461)
10-Year U.S. Treasury Note	March 2022	498	64,973	163
Ultra 10-Year U.S. Treasury Note	March 2022	2,296	336,220	(485)
				(783)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2022	(8,246)	(1,799,045)	4,376
				3,593
See accompanying Notes, which are an integral part of the Financial Statements.
11

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $37,859,308)	41,573,543
Affiliated Issuers (Cost $57,410)	57,416
Total Investments in Securities	41,630,959
Investment in Vanguard	1,354
Cash	1
Receivables for Investment Securities Sold	37,793
Receivables for Accrued Income	92,817
Receivables for Capital Shares Issued	100,758
Variation Margin Receivable—Futures Contracts	733
Other Assets	117
Total Assets	41,864,532
Liabilities
Payables for Investment Securities Purchased	44,076
Payables for Capital Shares Redeemed	51,983
Payables to Vanguard	1,793
Total Liabilities	97,852
Net Assets	41,766,680
12

Inflation-Protected Securities Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	38,053,548
Total Distributable Earnings (Loss)	3,713,132
Net Assets	41,766,680

Investor Shares—Net Assets
Applicable to 277,768,798 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,023,882
Net Asset Value Per Share—Investor Shares	$14.49

Admiral Shares—Net Assets
Applicable to 799,751,530 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,744,972
Net Asset Value Per Share—Admiral Shares	$28.44

Institutional Shares—Net Assets
Applicable to 1,294,555,092 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,997,826
Net Asset Value Per Share—Institutional Shares	$11.59
See accompanying Notes, which are an integral part of the Financial Statements.
13

Inflation-Protected Securities Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Interest[1]	2,042,580
Total Income	2,042,580
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,443
Management and Administrative—Investor Shares	6,888
Management and Administrative—Admiral Shares	17,142
Management and Administrative—Institutional Shares	7,470
Marketing and Distribution—Investor Shares	265
Marketing and Distribution—Admiral Shares	858
Marketing and Distribution—Institutional Shares	458
Custodian Fees	25
Auditing Fees	39
Shareholders’ Reports—Investor Shares	80
Shareholders’ Reports—Admiral Shares	253
Shareholders’ Reports—Institutional Shares	243
Trustees’ Fees and Expenses	12
Total Expenses	37,176
Net Investment Income	2,005,404
Realized Net Gain (Loss)
Investment Securities Sold[1]	101,713
Futures Contracts	(35,088)
Options Purchased	(3,340)
Options Written	(21,794)
Realized Net Gain (Loss)	41,491
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	31,940
Futures Contracts	3,825
Options Purchased	(32)
Options Written	(738)
Change in Unrealized Appreciation (Depreciation)	34,995
Net Increase (Decrease) in Net Assets Resulting from Operations	2,081,890
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $209,000, ($7,000), $2,000, and ($7,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,005,404	470,531
Realized Net Gain (Loss)	41,491	234,361
Change in Unrealized Appreciation (Depreciation)	34,995	2,422,877
Net Increase (Decrease) in Net Assets Resulting from Operations	2,081,890	3,127,769
Distributions
Investor Shares	(192,893)	(45,437)
Admiral Shares	(1,083,461)	(245,572)
Institutional Shares	(719,796)	(173,955)
Total Distributions	(1,996,150)	(464,964)
Capital Share Transactions
Investor Shares	438,313	(145,675)
Admiral Shares	4,558,789	2,453,068
Institutional Shares	2,384,095	1,367,267
Net Increase (Decrease) from Capital Share Transactions	7,381,197	3,674,660
Total Increase (Decrease)	7,466,937	6,337,465
Net Assets
Beginning of Period	34,299,743	27,962,278
End of Period	41,766,680	34,299,743
See accompanying Notes, which are an integral part of the Financial Statements.
15

Inflation-Protected Securities Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.43	$13.18	$12.47	$13.04	$12.98
Investment Operations
Net Investment Income[1]	.766	.193	.290	.379	.310
Net Realized and Unrealized Gain (Loss) on Investments	.023	1.242	.713	(.572)	.053
Total from Investment Operations	.789	1.435	1.003	(.193)	.363
Distributions
Dividends from Net Investment Income	(.728)	(.185)	(.293)	(.377)	(.303)
Distributions from Realized Capital Gains	(.001)	—	—	—	—
Total Distributions	(.729)	(.185)	(.293)	(.377)	(.303)
Net Asset Value, End of Period	$14.49	$14.43	$13.18	$12.47	$13.04
Total Return[2]	5.56%	10.90%	8.06%	-1.49%	2.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,024	$3,570	$3,402	$3,526	$4,139
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	5.26%	1.38%	2.24%	2.96%	2.38%
Portfolio Turnover Rate	24%	48%	26%	27%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Inflation-Protected Securities Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.32	$25.88	$24.48	$25.60	$25.48
Investment Operations
Net Investment Income[1]	1.534	.421	.600	.767	.640
Net Realized and Unrealized Gain (Loss) on Investments	.045	2.411	1.394	(1.122)	.097
Total from Investment Operations	1.579	2.832	1.994	(.355)	.737
Distributions
Dividends from Net Investment Income	(1.458)	(.392)	(.594)	(.765)	(.617)
Distributions from Realized Capital Gains	(.001)	—	—	—	—
Total Distributions	(1.459)	(.392)	(.594)	(.765)	(.617)
Net Asset Value, End of Period	$28.44	$28.32	$25.88	$24.48	$25.60
Total Return[2]	5.68%	10.96%	8.16%	-1.39%	2.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,745	$18,143	$14,310	$13,661	$13,917
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	5.37%	1.54%	2.34%	3.06%	2.48%
Portfolio Turnover Rate	24%	48%	26%	27%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Inflation-Protected Securities Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.54	$10.54	$9.97	$10.43	$10.38
Investment Operations
Net Investment Income[1]	.626	.174	.249	.317	.263
Net Realized and Unrealized Gain (Loss) on Investments	.021	.989	.565	(.462)	.043
Total from Investment Operations	.647	1.163	.814	(.145)	.306
Distributions
Dividends from Net Investment Income	(.597)	(.163)	(.244)	(.315)	(.256)
Distributions from Realized Capital Gains	(.000)[2]	—	—	—	—
Total Distributions	(.597)	(.163)	(.244)	(.315)	(.256)
Net Asset Value, End of Period	$11.59	$11.54	$10.54	$9.97	$10.43
Total Return	5.72%	11.05%	8.18%	-1.40%	2.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,998	$12,587	$10,250	$9,591	$9,508
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	5.37%	1.56%	2.37%	3.09%	2.51%
Portfolio Turnover Rate	24%	48%	26%	27%	22%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented 6% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest
19

Inflation-Protected Securities Fund
rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended December 31, 2021, the fund’s average value of options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at December 31, 2021.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
20

Inflation-Protected Securities Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,354,000, representing less than 0.01% of the fund’s net assets and 0.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
21

Inflation-Protected Securities Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	41,573,543	—	41,573,543
Temporary Cash Investments	57,416	—	—	57,416
Total	57,416	41,573,543	—	41,630,959

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,539	—	—	4,539
Liabilities
Futures Contracts[1]	946	—	—	946
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	55,466
Total Distributable Earnings (Loss)	(55,466)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of deflation and amortization adjustments from certain fixed income
22

Inflation-Protected Securities Fund
securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	17,103
Undistributed Long-Term Gains	681
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	3,695,348
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	1,996,150	464,964
Long-Term Capital Gains	—	—
Total	1,996,150	464,964
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	37,935,611
Gross Unrealized Appreciation	3,725,475
Gross Unrealized Depreciation	(30,127)
Net Unrealized Appreciation (Depreciation)	3,695,348
E.  During the year ended December 31, 2021, the fund purchased $14,469,410,000 of investment securities and sold $8,934,029,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $0 and sales were $328,668,000, resulting in net realized gain of $6,182,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
23

Inflation-Protected Securities Fund
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,347,857	92,566	888,092	63,559
Issued in Lieu of Cash Distributions	179,007	12,390	42,474	2,958
Redeemed	(1,088,551)	(74,663)	(1,076,241)	(77,169)
Net Increase (Decrease)—Investor Shares	438,313	30,293	(145,675)	(10,652)
Admiral Shares
Issued	8,165,389	285,526	6,308,232	229,659
Issued in Lieu of Cash Distributions	950,890	33,526	218,954	7,775
Redeemed	(4,557,490)	(159,897)	(4,074,118)	(149,885)
Net Increase (Decrease)—Admiral Shares	4,558,789	159,155	2,453,068	87,549
Institutional Shares
Issued	4,331,190	372,295	5,129,610	457,391
Issued in Lieu of Cash Distributions	680,673	58,902	164,735	14,371
Redeemed	(2,627,768)	(227,572)	(3,927,078)	(353,215)
Net Increase (Decrease)—Institutional Shares	2,384,095	203,625	1,367,267	118,547
G.  Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
24

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Inflation-Protected Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Inflation-Protected Securities Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
25

Special 2021 tax information (unaudited) for Vanguard Inflation-Protected Securities Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $30,296,000 as capital gain dividend (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100.0% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.
26

"Bloomberg®" and Bloomberg U.S. Treasury Inflation Protected Securities Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Inflation-Protected Securities Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Inflation-Protected Securities Fund or any member of the public regarding the advisability of investing in securities generally or in the Inflation-Protected Securities Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Treasury Inflation Protected Securities Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Inflation-Protected Securities Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Inflation-Protected Securities Fund into consideration in determining, composing or calculating the Bloomberg U.S. Treasury Inflation Protected Securities Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Inflation-Protected Securities Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Inflation-Protected Securities Fund customers, in connection with the administration, marketing or trading of the Inflation-Protected Securities Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE INFLATION-PROTECTED SECURITIES FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INFLATION-PROTECTED SECURITIES FUND OR BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
27

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Institutional Investor Services > 800-523-1036
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1190 022022

Annual Report   |   December 31, 2021
Vanguard Ultra-Short Bond ETF

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	From its inception on April 5, 2021, through December 31, 2021, Vanguard Ultra-Short Bond ETF returned 0.12%, based on net asset value. That result was better than the return of –0.04% over the same period for the fund’s benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index.
•	The U.S. economy continued to heal over the year. Vaccination programs started rolling out shortly after the period began, helping some of the hardest-hit sectors like hospitality, leisure, and travel begin to rebound, and more workers returned to the labor force. Bond yields ended the period higher, however, amid the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	The U.S. Treasury yield curve flattened from the ETF’s inception through the end of 2021. The yield of the 1-year Treasury note, for example, rose 33 basis points to 0.39%, while the 10-year Treasury note finished 17 basis points lower at 1.51%. (A basis point is one-hundredth of a percentage point.)
•	The ETF invests in a diversified portfolio of primarily high-quality credit securities, including investment-grade corporates, asset-backed securities, and emerging markets sovereign debt denominated in U.S. dollars. As credit outperformed Treasuries over the period, the ETF outpaced its benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1

Advisor’s Report
From its inception on April 5, 2021, through December 31, 2021, Vanguard Ultra-Short Bond ETF returned 0.12%, based on net asset value. That result was better than the return of –0.04% over the same period for the ETF’s benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index.
The 30-day SEC yield for the ETF stood at 0.64% at the end of the period. That yield is a proxy for the ETF’s potential annualized rate of income.
Investment environment
Market sentiment was buoyant in early 2021. COVID-19 vaccine programs were rolled out, which helped lift the outlook for the global economy, especially the sectors hit hardest by restrictions and lockdowns. Governments and central banks in developed markets continued to provide extensive support through central bank asset-purchase programs, fiscal stimulus packages, and relief to workers through enhanced unemployment benefits and job retention programs. Those efforts generally helped bring unemployment rates down and unleash pent-up consumer demand once the global economy began to reopen. The Federal Reserve’s average inflation targeting policy also provided some comfort to markets, which were anticipating a transitory pickup in inflation.
The investment environment grew a little more challenging later in the period, however. COVID-19 variants emerged, pushing up the number of new cases even as vaccination rates rose. Supply disruptions and labor shortages in some

Yields of U.S. Treasury Securities
Maturity	December 31, 2021
2 years	0.73%
5 years	1.26
10 years	1.51
30 years	1.90
Source: Vanguard.
2

sectors drove inflation higher across much of the globe. In the U.S., the annualized rate of inflation climbed from below the Federal Reserve’s 2% target at the beginning of 2021 to levels not seen in decades by the end of the year. In response, monetary policy turned less accommodative, with the Fed starting to taper its bond purchases in November and penciling in three rate hikes in 2022.
The pivot in monetary policy contributed to a rise in Treasury yields at the front end of the curve. From the ETF’s inception on April 5, 2021, through the end of that year, the yield of the 1-year Treasury note rose 33 basis points to 0.39%. (A basis point is one-hundredth of a percentage point.) Over the same period, yields of longer-dated Treasuries declined amid concerns about the spread of COVID-19 variants and the risk that the Fed might move too quickly. The 10-year Treasury note ended 17 basis points lower at 1.51% and the yield of the 30-year Treasury dropped 45 basis points to 1.90%.
Management of the portfolio
The ETF’s benchmark consists of the most recently issued U.S. Treasury note with a maturity of 1 year. While we target the same average duration as the benchmark, we take on credit exposure, which is expected to be a primary driver of excess returns for the ETF over time as credit securities offer a yield premium over the Treasury benchmark.
The ETF consists of a diversified portfolio of primarily high-quality credit securities, including investment-grade corporates, asset-backed securities, and emerging markets U.S. dollar-denominated sovereign debt. During the period, we nevertheless reduced some credit risk as valuations tightened and monetary policy turned less supportive.
With credit outperforming Treasuries over the period, the ETF outpaced its benchmark.
Although total net assets in the ETF grew to roughly $2.1 billion by year-end, transaction costs did not detract significantly from performance.
Outlook
The rapid rebound in economic activity we’ve seen from COVID-19 lows is likely to give way to slower growth for major economies. In the U.S., we expect growth to slow down to 4% in 2022.
Although COVID-19 will remain a critical factor in 2022, the outlook for macroeconomic policy will likely be more crucial. The removal of policy support poses a new challenge for policymakers and a source of risk for financial markets.
The recent upswing in inflation is proving less transitory than had been expected. The combination of higher demand caused by pandemic restrictions being lifted and lower supply due to labor and input shortages globally has pushed consumer prices higher in much of the world. Although a return to 1970s-style stagflation is not in the cards, we expect inflation to remain elevated across developed markets as the forces of
3

demand and supply take some time to balance.
Central banks will have to maintain the delicate balance between keeping inflation expectations anchored and allowing for a supportive environment for economic growth. As negative supply shocks push inflation higher, they threaten to set off a self-fulfilling cycle of ever-higher inflation, which could begin to chip away at demand.
While the markets may turn choppier as monetary policy normalizes, higher rates should translate into more attractive future returns for bond investors.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the ETF’s performance.
Portfolio Managers:
Samuel C. Martinez, CFA
Portfolio Manager
Daniel Shaykevich, Principal
and Portfolio Manager
Arvind Narayanan, CFA
Portfolio Manager
Vanguard Fixed Income Group
January 18, 2022
4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
5

Period Ended December 31, 2021
Ultra-Short Bond ETF	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$999.10	$0.50
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.70	0.51
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
6

Ultra-Short Bond ETF
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: April 5, 2021, Through December 31, 2021
Initial Investment of $10,000
	Total Returns Period Ended December 31, 2021
	Since Inception (4/5/2021)	Final Value of a $10,000 Investment
Ultra-Short Bond ETF	0.12%	$10,012
Ultra-Short Bond ETF Market Price	0.17	10,017
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	-0.04	9,996
Bloomberg U.S. Aggregate Bond Index	1.68	10,168
”Since Inception” performance is calculated from the fund's inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
7

Ultra-Short Bond ETF
Fund Allocation
As of December 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	13.9%
Corporate Bonds	71.2
Short-Term Reserves	6.3
Sovereign Bonds	1.8
Treasury/Agency	6.8
The table reflects the fund’s investments, except for derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
8

Ultra-Short Bond ETF
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.5%)
U.S. Government Securities (6.5%)
	United States Treasury Note/Bond	2.625%	12/31/23	128,000	132,760
Total U.S. Government and Agency Obligations (Cost $132,865)					132,760
Asset-Backed/Commercial Mortgage-Backed Securities (13.9%)
[1]	Ally Auto Receivables Trust Class A3 Series 2019-3	1.930%	5/15/24	393	395
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-2	0.370%	10/15/24	2,203	2,201
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-4	0.450%	9/15/25	1,299	1,297
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	2,500	2,492
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	800	795
[1]	American Express Credit Account Master Trust Class B Series 2019-2	2.860%	11/15/24	1,000	1,007
[1]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	4,000	3,995
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	3,000	2,976
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	2,072	2,092
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	3,000	3,046
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	6,000	5,971
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	1,480	1,499
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	3,500	3,573
[1]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	206	206
[1,2]	Canadian Pacer Auto Receivables Trust Class A2A Series 2021-1A	0.240%	10/19/23	680	679
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	1,680	1,676
[1]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	4,129	4,125
[1]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	7,050	7,038
[1]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	1,910	1,905
[1]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	1,420	1,418
9

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	1,490	1,486
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	329	330
[1,2,3]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR + 0.750%	0.800%	10/25/41	1,941	1,943
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	1,310	1,306
[1,2]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	2,060	2,077
[1,2]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	4,660	4,651
[1,2]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	5,000	4,985
[1,2]	Dllmt LLC Class A2 Series 2021-1	0.600%	3/20/24	1,910	1,906
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	2,000	1,988
[1]	Drive Auto Receivables Trust Class A2 Series 2021-2	0.360%	5/15/24	638	638
[1]	Drive Auto Receivables Trust Class A3 Series 2021-1	0.440%	11/15/24	5,000	4,997
[1]	Drive Auto Receivables Trust Class A3 Series 2021-2	0.350%	3/17/25	1,740	1,733
[1]	Drive Auto Receivables Trust Class A3 Series 2021-3	0.790%	10/15/25	1,160	1,157
[1]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	2,500	2,494
[1]	Drive Auto Receivables Trust Class C Series 2019-4	2.510%	11/17/25	1,993	2,003
[1]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	300	306
[1,2]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	171	171
[1,2]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	2,971	2,967
[1,2]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	1,360	1,356
[1,2]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	1,321	1,320
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	462	465
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	5,000	4,959
[1]	Exeter Automobile Receivables Trust Class A2 Series 2021-3A	0.340%	1/16/24	674	674
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-2A	0.300%	10/15/24	7,000	6,987
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-3A	0.350%	2/18/25	1,120	1,116
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-4A	0.680%	7/15/25	640	639
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR + 0.900%	0.950%	11/25/41	2,463	2,465
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	3,342	3,326
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	1,954	1,935
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	1,816	1,812
[1]	Ford Credit Auto Lease Trust Class A2 Series 2021-B	0.240%	4/15/24	3,730	3,722
[1]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	269	269
[1]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	3,780	3,755
[1]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	1,050	1,042
[1,2]	Ford Credit Auto Owner Trust Class A Series 2017-2	2.360%	3/15/29	5,000	5,067
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	1,860	1,933
[1]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	1,120	1,140
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	5,000	5,063
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	1,820	1,842
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA5, SOFR + 0.650%	0.700%	1/25/34	333	333
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA6, SOFR + 0.800%	0.850%	10/25/41	1,570	1,571
10

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	1,126	1,123
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	1,920	1,919
[1,2]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	6,089	6,077
[1]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	150	151
[1]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2021-4	0.280%	11/18/24	2,720	2,711
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-3	3.160%	1/16/24	2,500	2,521
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	505	508
[1,3]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	350	359
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2019-4	1.830%	1/18/24	1,354	1,364
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	4,500	4,490
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	2,500	2,479
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	3,190	3,179
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	1,500	1,491
[1]	Hyundai Auto Receivables Trust Class A2 Series 2021-B	0.240%	5/15/24	7,380	7,368
[1]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	7,790	7,777
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	5,160	5,133
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	5,000	4,966
[1]	Nissan Auto Lease Trust Class A2 Series 2021-A	0.300%	12/15/23	2,460	2,455
[1]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	2,240	2,229
[1]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	6,160	6,199
[1,2,3]	Resimac Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	0.788%	2/3/53	1,508	1,509
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	1,540	1,539
[1]	Santander Drive Auto Receivables Trust Class A2 Series 2021-2	0.280%	4/15/24	4,590	4,589
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2021-2	0.340%	2/18/25	10,000	9,987
[1]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	6,000	5,989
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	896	907
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	802	814
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	718	726
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	4,616	4,608
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-C	0.290%	4/22/24	1,370	1,367
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	3,000	2,975
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	610	606
11

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	1,000	1,007
[1,2]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	2,040	2,030
[1,2]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	8,140	8,128
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-B	3.110%	11/15/23	210	211
[1,2]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	3,937	3,933
[1,2]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	1,800	1,785
[1,2]	Transportation Finance Equipment Trust Class A3 Series 2019-1	1.850%	4/24/23	1,622	1,630
[1]	Verizon Owner Trust Class B Series 2018-A	3.380%	4/20/23	590	591
[1]	Verizon Owner Trust Class C Series 2018-A	3.550%	4/20/23	3,000	3,004
[1]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	3,000	3,039
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	2,740	2,724
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	880	879
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	4,735	4,722
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	2,780	2,774
[1]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	2,340	2,336
[1]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	3,800	3,821
[1]	World Omni Select Auto Trust Class A2 Series 2021-A	0.290%	2/18/25	2,050	2,044
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $284,303)					283,088
Corporate Bonds (70.8%)
Communications (2.4%)
	AT&T Inc.	3.000%	6/30/22	560	565
	AT&T Inc.	2.625%	12/1/22	5,138	5,205
	AT&T Inc.	0.900%	3/25/24	199	198
	British Telecommunications plc	4.500%	12/4/23	630	667
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	3,070	3,117
[2]	Deutsche Telekom International Finance BV	2.485%	9/19/23	150	153
	Discovery Communications LLC	2.950%	3/20/23	2,573	2,632
[2]	NTT Finance Corp.	0.373%	3/3/23	7,810	7,778
[2]	Sky Ltd.	3.125%	11/26/22	15,300	15,628
	TWDC Enterprises 18 Corp.	2.450%	3/4/22	1,849	1,855
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	986	1,001
[5]	Verizon Communications Inc.	3.500%	2/17/23	1,570	1,175
	Vodafone Group plc	2.500%	9/26/22	727	738
[5]	Vodafone Group plc	3.250%	12/13/22	470	349
	Vodafone Group plc	2.950%	2/19/23	299	306
	Walt Disney Co.	1.650%	9/1/22	985	993
	Walt Disney Co.	3.000%	9/15/22	4,580	4,658
	Walt Disney Co.	0.304%	9/20/22	1,450	1,446
					48,464
Consumer Discretionary (6.0%)
	Amazon.com Inc.	2.500%	11/29/22	1,265	1,282
	Amazon.com Inc.	2.400%	2/22/23	138	141
	American Honda Finance Corp.	1.950%	5/20/22	4,201	4,226
	American Honda Finance Corp.	2.200%	6/27/22	1,975	1,991
	American Honda Finance Corp.	0.400%	10/21/22	50	50
12

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	2.600%	11/16/22	635	646
	American Honda Finance Corp.	2.050%	1/10/23	146	148
	American Honda Finance Corp.	1.950%	5/10/23	895	909
	American Honda Finance Corp.	0.875%	7/7/23	2,000	2,002
	American Honda Finance Corp.	3.450%	7/14/23	1,453	1,512
	American Honda Finance Corp.	0.650%	9/8/23	3,500	3,492
	AutoZone Inc.	3.700%	4/15/22	70	70
	AutoZone Inc.	3.125%	7/15/23	6,561	6,745
[2]	BMW Finance NV	2.250%	8/12/22	4,012	4,053
[2]	BMW US Capital LLC	2.950%	4/14/22	2,823	2,843
[2]	BMW US Capital LLC	3.450%	4/12/23	5,980	6,167
[2]	BMW US Capital LLC	2.250%	9/15/23	2,455	2,506
[2]	Daimler Finance North America LLC	2.850%	1/6/22	3,640	3,641
[2]	Daimler Finance North America LLC	3.400%	2/22/22	1,400	1,406
[2]	Daimler Finance North America LLC	2.550%	8/15/22	2,428	2,457
[2]	Daimler Finance North America LLC	3.350%	2/22/23	395	406
[2]	Daimler Finance North America LLC	1.750%	3/10/23	4,000	4,040
[2]	ERAC USA Finance LLC	3.300%	10/15/22	2,031	2,072
[2]	ERAC USA Finance LLC	2.700%	11/1/23	5,018	5,147
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,301	1,305
	General Motors Financial Co. Inc.	3.550%	7/8/22	1,205	1,223
	General Motors Financial Co. Inc.	3.250%	1/5/23	850	869
	General Motors Financial Co. Inc.	3.700%	5/9/23	2,058	2,120
	General Motors Financial Co. Inc.	5.100%	1/17/24	900	965
[2]	Harley-Davidson Financial Services Inc.	4.050%	2/4/22	418	419
[2]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	1,009	1,015
	Home Depot Inc.	2.625%	6/1/22	239	241
	Lennar Corp.	4.750%	11/15/22	2,500	2,557
	Lowe's Cos. Inc.	3.120%	4/15/22	200	200
	Marriott International Inc.	2.300%	1/15/22	520	520
	Marriott International Inc.	3.250%	9/15/22	121	122
	Marriott International Inc.	2.125%	10/3/22	451	455
[2]	Nissan Motor Acceptance Co. LLC	2.800%	1/13/22	192	192
[2]	Nissan Motor Acceptance Co. LLC	2.650%	7/13/22	1,386	1,397
[2]	Nissan Motor Acceptance Co. LLC	2.600%	9/28/22	996	1,006
[2]	Nissan Motor Acceptance Co. LLC	3.450%	3/15/23	1,062	1,089
[2]	Nissan Motor Co. Ltd.	3.043%	9/15/23	5,337	5,478
	Ralph Lauren Corp.	1.700%	6/15/22	17,307	17,405
	Starbucks Corp.	2.700%	6/15/22	820	825
	Starbucks Corp.	3.850%	10/1/23	1,132	1,181
	Toyota Motor Corp.	0.681%	3/25/24	2,000	1,983
	Toyota Motor Credit Corp.	2.600%	1/11/22	1,500	1,501
	Toyota Motor Credit Corp.	3.300%	1/12/22	610	610
	Toyota Motor Credit Corp.	2.650%	4/12/22	2,512	2,526
	Toyota Motor Credit Corp.	1.150%	5/26/22	473	474
	Toyota Motor Credit Corp.	2.150%	9/8/22	3,131	3,165
	Toyota Motor Credit Corp.	2.625%	1/10/23	73	74
	Toyota Motor Credit Corp.	2.700%	1/11/23	240	245
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	130	95
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.500%	9/14/22	330	244
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	2,590	1,930
[3,5]	Volkswagen Financial Services Australia Pty Ltd., 3M Australian Bank Bill Rate + 1.300%	1.361%	9/14/22	650	475
[2]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	6,385	6,477
[2]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	154	154
13

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	3,278	3,371
					121,860
Consumer Staples (4.7%)
[2]	7-Eleven Inc.	0.625%	2/10/23	14,479	14,420
[3,5]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	1.025%	9/6/22	860	628
	BAT Capital Corp.	2.764%	8/15/22	171	173
[2]	BAT International Finance plc	3.250%	6/7/22	100	101
	Campbell Soup Co.	2.500%	8/2/22	1,329	1,344
	Campbell Soup Co.	3.650%	3/15/23	423	436
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,514
	Church & Dwight Co. Inc.	2.875%	10/1/22	3,222	3,275
[2]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	1,500	1,489
	Conagra Brands Inc.	3.250%	9/15/22	1,134	1,154
	Constellation Brands Inc.	3.200%	2/15/23	7,100	7,263
	Diageo Investment Corp.	2.875%	5/11/22	1,710	1,725
	Diageo Investment Corp.	8.000%	9/15/22	201	211
	General Mills Inc.	2.600%	10/12/22	8,115	8,227
	Hormel Foods Corp.	0.650%	6/3/24	5,000	4,962
	Keurig Dr Pepper Inc.	0.750%	3/15/24	20	20
	Kimberly-Clark Corp.	2.400%	3/1/22	488	490
	Kroger Co.	3.400%	4/15/22	2,393	2,396
	Kroger Co.	2.800%	8/1/22	1,473	1,489
	McCormick & Co. Inc.	2.700%	8/15/22	2,943	2,976
	Molson Coors Beverage Co.	3.500%	5/1/22	308	311
[2]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	8,594	8,689
	Mondelez International Inc.	0.625%	7/1/22	1,225	1,226
	PepsiCo Inc.	3.100%	7/17/22	2,200	2,222
[2]	Pernod Ricard SA	4.250%	7/15/22	5,000	5,095
	Philip Morris International Inc.	2.375%	8/17/22	1,334	1,347
	Philip Morris International Inc.	2.500%	8/22/22	688	697
	Philip Morris International Inc.	2.500%	11/2/22	2,924	2,966
	Procter & Gamble Co.	2.150%	8/11/22	1,583	1,600
[2]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	8,064	8,124
	Reynolds American Inc.	4.850%	9/15/23	2,220	2,358
	Sysco Corp.	2.600%	6/12/22	7,462	7,528
	Tyson Foods Inc.	4.500%	6/15/22	110	111
					96,567
Energy (4.4%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	9,036	9,214
	BP Capital Markets America Inc.	2.750%	5/10/23	3,605	3,696
	BP Capital Markets plc	2.500%	11/6/22	907	922
	Canadian Natural Resources Ltd.	2.950%	1/15/23	6,185	6,300
	Chevron Corp.	2.411%	3/3/22	263	263
	Chevron USA Inc.	0.333%	8/12/22	2,041	2,040
	ConocoPhillips Co.	2.400%	12/15/22	9,000	9,098
	Ecopetrol SA	5.875%	9/18/23	522	554
	El Paso Natural Gas Co. LLC	8.625%	1/15/22	976	978
	Enbridge Inc.	2.900%	7/15/22	2,212	2,235
	Enbridge Inc.	0.550%	10/4/23	800	795
	Energy Transfer LP	4.650%	2/15/22	1,380	1,386
	Energy Transfer LP	3.450%	1/15/23	82	83
	Energy Transfer LP	3.600%	2/1/23	200	204
	Energy Transfer LP	4.250%	3/15/23	4,500	4,629
14

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	2,375	2,421
	Enterprise Products Operating LLC	3.500%	2/1/22	1,100	1,103
	EOG Resources Inc.	2.625%	3/15/23	4,000	4,069
	Exxon Mobil Corp.	2.397%	3/6/22	75	75
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	433	436
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	354	359
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	211	216
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	3,396	3,512
	Kinder Morgan Inc.	3.150%	1/15/23	610	624
[2]	Kinder Morgan Inc.	5.625%	11/15/23	1,770	1,892
	ONEOK Partners LP	3.375%	10/1/22	2,390	2,421
	Pertamina Persero PT	4.875%	5/3/22	200	203
	Petroleos Mexicanos	4.875%	1/24/22	285	285
	Phillips 66	4.300%	4/1/22	1,500	1,514
	Phillips 66	0.900%	2/15/24	1,975	1,962
	Pioneer Natural Resources Co.	0.550%	5/15/23	5,000	4,982
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	1,000	1,005
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	2,000	2,093
[2]	Schlumberger Finance Canada Ltd.	2.650%	11/20/22	2,060	2,093
[2]	Schlumberger Investment SA	2.400%	8/1/22	7,684	7,733
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	543	549
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	410	433
	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	200	201
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,353	1,367
[2]	Southern Natural Gas Co. LLC	0.625%	4/28/23	1,500	1,494
	Thai Oil PCL	3.625%	1/23/23	100	102
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	200	204
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	1,450	1,492
	Williams Cos. Inc.	3.600%	3/15/22	755	756
	Williams Cos. Inc.	3.350%	8/15/22	125	126
	Williams Cos. Inc.	3.700%	1/15/23	1,270	1,298
					89,417
Financials (30.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	3,151	3,179
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	250	255
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	500	511
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	4,500	4,723
[3]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	0.730%	9/29/23	2,900	2,898
[2]	AIG Global Funding	2.300%	7/1/22	2,891	2,914
[2]	AIG Global Funding	0.400%	9/13/23	3,000	2,967
[2]	AIG Global Funding	0.450%	12/8/23	5,500	5,442
	Air Lease Corp.	2.625%	7/1/22	1,513	1,525
	Air Lease Corp.	2.750%	1/15/23	1,782	1,811
	Air Lease Corp.	3.875%	7/3/23	1,000	1,036
	Air Lease Corp.	3.000%	9/15/23	2,000	2,054
	Allstate Corp.	3.150%	6/15/23	9,907	10,245
	Ally Financial Inc.	4.125%	2/13/22	1,825	1,832
	Ally Financial Inc.	4.625%	5/19/22	1,235	1,253
	Ally Financial Inc.	3.050%	6/5/23	1,000	1,025
	American Express Co.	2.750%	5/20/22	2,531	2,548
	American Express Co.	3.700%	8/3/23	8,000	8,340
15

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Credit Corp.	2.700%	3/3/22	798	799
	Ameriprise Financial Inc.	3.000%	3/22/22	3,528	3,547
[2]	ANZ New Zealand International Ltd.	2.875%	1/25/22	200	200
[2]	ANZ New Zealand International Ltd.	1.900%	2/13/23	2,191	2,219
	Aon Corp.	2.200%	11/15/22	1,140	1,155
	Aon plc	4.000%	11/27/23	1,320	1,383
	Ares Capital Corp.	3.500%	2/10/23	716	733
[2]	Athene Global Funding	4.000%	1/25/22	825	827
[2]	Athene Global Funding	3.000%	7/1/22	7,400	7,485
[2]	Athene Global Funding	2.800%	5/26/23	1,355	1,389
[2]	Athene Global Funding	1.200%	10/13/23	3,101	3,107
	Banco Santander SA	3.500%	4/11/22	3,744	3,774
	Banco Santander SA	3.125%	2/23/23	2,025	2,073
	Banco Santander SA	0.701%	6/30/24	3,500	3,479
[3,5]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.685%	1/19/23	400	294
	Bank of America Corp.	5.700%	1/24/22	101	101
	Bank of America Corp.	3.124%	1/20/23	7,465	7,474
	Bank of America Corp.	2.881%	4/24/23	6,141	6,181
	Bank of America Corp.	2.816%	7/21/23	5,678	5,741
	Bank of America Corp.	3.004%	12/20/23	2,677	2,732
	Bank of America Corp.	0.523%	6/14/24	500	497
	Bank of Montreal	2.050%	11/1/22	411	416
	Bank of Montreal	0.400%	9/15/23	13,000	12,912
	Bank of New York Mellon Corp.	2.661%	5/16/23	5,520	5,559
	Bank of Nova Scotia	2.000%	11/15/22	2,195	2,223
	Bank of Nova Scotia	2.375%	1/18/23	300	305
	Bank of Nova Scotia	1.950%	2/1/23	1,480	1,500
	Bank of Nova Scotia	1.625%	5/1/23	4,640	4,693
	Bank of Nova Scotia	0.400%	9/15/23	5,000	4,963
[2]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	879	889
[2]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	12,536	12,709
	Barclays Bank plc	1.700%	5/12/22	1,080	1,083
	Barclays plc	4.610%	2/15/23	625	628
[3,5]	Barclays plc, 3M Australian Bank Bill Rate + 1.800%	1.862%	6/15/23	1,250	926
[2]	BNP Paribas SA	2.950%	5/23/22	6,434	6,494
[2]	BNP Paribas SA	3.500%	3/1/23	1,000	1,029
[2]	BNZ International Funding Ltd.	2.650%	11/3/22	600	610
[2]	BNZ International Funding Ltd.	3.375%	3/1/23	687	708
[2]	BPCE SA	3.000%	5/22/22	2,000	2,019
[2]	BPCE SA	2.750%	1/11/23	1,945	1,986
[2]	BPCE SA	5.700%	10/22/23	2,300	2,472
[3,5]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.140%	4/26/23	410	301
[2]	Brighthouse Financial Global Funding	0.600%	6/28/23	8,377	8,335
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	1,750	1,738
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	2,000	2,002
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	2,280	2,304
	Capital One Bank USA NA	2.014%	1/27/23	10,700	10,709
	Capital One Financial Corp.	2.600%	5/11/23	547	559
	Charles Schwab Corp.	3.225%	9/1/22	252	256
	Charles Schwab Corp.	2.650%	1/25/23	629	641
	Chubb INA Holdings Inc.	2.875%	11/3/22	4,790	4,864
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,855	1,900
	Citigroup Inc.	2.750%	4/25/22	100	101
	Citigroup Inc.	2.700%	10/27/22	466	473
16

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.142%	1/24/23	6,486	6,495
	Citigroup Inc.	3.500%	5/15/23	4,812	4,976
	Citigroup Inc.	2.876%	7/24/23	7,818	7,909
[2]	Citizens Financial Group Inc.	4.150%	9/28/22	9,278	9,516
	CME Group Inc.	3.000%	9/15/22	694	706
[2]	Commonwealth Bank of Australia	2.500%	9/18/22	108	110
	Cooperatieve Rabobank UA	3.950%	11/9/22	225	231
[2]	Credit Agricole SA	3.375%	1/10/22	950	950
[2]	Credit Agricole SA	3.750%	4/24/23	3,749	3,886
	Credit Suisse AG	1.000%	5/5/23	14,000	14,036
	Credit Suisse Group AG	3.800%	6/9/23	7,050	7,307
[2]	Daiwa Securities Group Inc.	3.129%	4/19/22	1,426	1,436
[2]	Danske Bank A/S	5.000%	1/12/22	455	455
[2]	Danske Bank A/S	2.700%	3/2/22	2,825	2,835
[2]	Danske Bank A/S	5.000%	1/12/23	1,050	1,051
[2]	Danske Bank A/S	1.226%	6/22/24	2,625	2,625
	Deutsche Bank AG	5.000%	2/14/22	2,126	2,136
	Deutsche Bank AG	3.300%	11/16/22	1,600	1,633
	Discover Bank	3.350%	2/6/23	1,244	1,274
	Discover Financial Services	5.200%	4/27/22	570	578
	E*TRADE Financial Corp.	2.950%	8/24/22	6,272	6,356
	Enstar Group Ltd.	4.500%	3/10/22	2,282	2,287
[2]	Equitable Financial Life Global Funding	0.500%	4/6/23	2,939	2,926
[2]	Equitable Financial Life Global Funding	0.500%	11/17/23	5,604	5,552
	Fidelity National Financial Inc.	5.500%	9/1/22	471	486
	First Republic Bank	2.500%	6/6/22	3,125	3,145
[2]	Five Corners Funding Trust	4.419%	11/15/23	4,399	4,664
	Franklin Resources Inc.	2.800%	9/15/22	252	256
	GATX Corp.	4.750%	6/15/22	162	165
	Goldman Sachs Group Inc.	5.750%	1/24/22	763	765
	Goldman Sachs Group Inc.	3.625%	1/22/23	6,059	6,235
	Goldman Sachs Group Inc.	0.481%	1/27/23	11,586	11,554
	Goldman Sachs Group Inc.	3.200%	2/23/23	2,000	2,051
	Goldman Sachs Group Inc.	0.523%	3/8/23	150	150
	Goldman Sachs Group Inc.	2.908%	6/5/23	2,000	2,017
	Goldman Sachs Group Inc.	2.905%	7/24/23	35	35
	Goldman Sachs Group Inc.	0.657%	9/10/24	500	496
[3,5]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.245%	5/16/23	200	147
	HSBC Holdings plc	2.650%	1/5/22	350	350
	HSBC Holdings plc	4.875%	1/14/22	249	249
	HSBC Holdings plc	3.262%	3/13/23	14,843	14,911
	HSBC Holdings plc	3.600%	5/25/23	2,400	2,489
	HSBC Holdings plc	3.033%	11/22/23	878	894
	HSBC Holdings plc	3.950%	5/18/24	4,150	4,305
	Infinity Property and Casualty Corp.	5.000%	9/19/22	371	380
[2]	ING Bank NV	5.800%	9/25/23	2,000	2,150
	ING Groep NV	3.150%	3/29/22	1,300	1,308
	Intercontinental Exchange Inc.	2.350%	9/15/22	785	794
	International Finance Corp.	5.875%	8/15/22	100	103
	Invesco Finance plc	3.125%	11/30/22	3,158	3,229
[2]	Jackson National Life Global Funding	2.500%	6/27/22	63	64
[2]	Jackson National Life Global Funding	2.375%	9/15/22	200	203
	JPMorgan Chase & Co.	2.972%	1/15/23	3,000	3,003
	JPMorgan Chase & Co.	3.207%	4/1/23	8,763	8,815
17

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.776%	4/25/23	3,088	3,107
	JPMorgan Chase & Co.	3.375%	5/1/23	590	609
	JPMorgan Chase & Co.	2.700%	5/18/23	2,500	2,557
	JPMorgan Chase & Co.	0.697%	3/16/24	2,280	2,275
	JPMorgan Chase & Co.	3.559%	4/23/24	97	100
	JPMorgan Chase & Co.	3.797%	7/23/24	1,200	1,251
	KeyBank NA	2.400%	6/9/22	850	857
	KeyBank NA	2.300%	9/14/22	390	395
[2]	Liberty Mutual Group Inc.	4.950%	5/1/22	817	828
[2]	Liberty Mutual Group Inc.	4.250%	6/15/23	526	549
	Lincoln National Corp.	4.200%	3/15/22	1,536	1,548
	Lloyds Banking Group plc	3.000%	1/11/22	1,171	1,172
	Lloyds Banking Group plc	2.858%	3/17/23	2,300	2,309
[5]	Lloyds Banking Group plc	3.650%	3/20/23	750	563
	Lloyds Banking Group plc	1.326%	6/15/23	11,100	11,120
	Lloyds Banking Group plc	4.050%	8/16/23	1,000	1,047
	Lloyds Banking Group plc	2.907%	11/7/23	2,175	2,210
[5]	Lloyds Banking Group plc	3.900%	11/23/23	690	525
	Loews Corp.	2.625%	5/15/23	3,114	3,178
[2]	Macquarie Bank Ltd.	2.100%	10/17/22	572	579
[2]	Macquarie Bank Ltd.	0.441%	12/16/22	6,246	6,235
[2]	Macquarie Group Ltd.	3.189%	11/28/23	2,200	2,243
	Markel Corp.	4.900%	7/1/22	203	207
[2]	MassMutual Global Funding II	2.250%	7/1/22	300	303
[2]	MassMutual Global Funding II	2.500%	10/17/22	459	466
[2]	MassMutual Global Funding II	0.480%	8/28/23	2,000	1,989
[2]	Metropolitan Life Global Funding I	2.650%	4/8/22	150	151
[2]	Metropolitan Life Global Funding I	2.400%	6/17/22	635	641
[2]	Metropolitan Life Global Funding I	3.000%	1/10/23	3,011	3,082
[2]	Metropolitan Life Global Funding I	1.950%	1/13/23	7,352	7,449
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,300	1,339
[2]	Mizuho Bank Ltd.	2.950%	10/17/22	10,000	10,170
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	502
	Mizuho Financial Group Inc.	2.601%	9/11/22	1,637	1,660
	Mizuho Financial Group Inc.	2.721%	7/16/23	6,705	6,771
	Mizuho Financial Group Inc.	1.241%	7/10/24	1,400	1,403
	Morgan Stanley	4.875%	11/1/22	2,975	3,076
	Morgan Stanley	3.125%	1/23/23	2,141	2,194
	Morgan Stanley	4.100%	5/22/23	640	667
	Morgan Stanley	0.560%	11/10/23	9,368	9,352
	Morgan Stanley	0.731%	4/5/24	5,050	5,034
	MUFG Union Bank NA	2.100%	12/9/22	2,419	2,449
	Nasdaq Inc.	0.445%	12/21/22	800	799
	National Australia Bank Ltd.	2.500%	5/22/22	140	141
[2]	National Bank of Canada	2.150%	10/7/22	12,721	12,869
	National Bank of Canada	2.100%	2/1/23	777	787
	National Bank of Canada	0.900%	8/15/23	2,500	2,501
[2]	Nationwide Building Society	2.000%	1/27/23	300	304
[2]	Nationwide Building Society	3.622%	4/26/23	7,487	7,549
	Natwest Group plc	3.498%	5/15/23	2,185	2,205
[2]	NatWest Markets plc	2.375%	5/21/23	2,795	2,849
[2]	New York Life Global Funding	2.250%	7/12/22	1,785	1,801
[2]	New York Life Global Funding	1.100%	5/5/23	290	291
[2]	Nordea Bank Abp	4.250%	9/21/22	1,765	1,809
[2]	Nordea Bank Abp	3.750%	8/30/23	3,700	3,865
18

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nordea Bank Abp	3.750%	8/30/23	5,000	5,223
	ORIX Corp.	2.900%	7/18/22	918	928
	PNC Bank NA	2.450%	7/28/22	300	303
[2]	Pricoa Global Funding I	2.450%	9/21/22	2,678	2,716
	Principal Financial Group Inc.	3.300%	9/15/22	2,719	2,770
	Principal Financial Group Inc.	3.125%	5/15/23	1,906	1,963
[2]	Protective Life Global Funding	2.924%	4/15/22	217	219
[2]	Protective Life Global Funding	2.615%	8/22/22	1,725	1,748
[2]	Protective Life Global Funding	0.502%	4/12/23	5,200	5,183
[2]	Protective Life Global Funding	0.391%	7/7/23	2,500	2,478
[2]	Protective Life Global Funding	0.631%	10/13/23	4,775	4,749
	Protective Life Global Funding	0.631%	10/13/23	300	298
[2]	Reliance Standard Life Global Funding II	2.625%	7/22/22	5,898	5,965
[2]	Reliance Standard Life Global Funding II	2.150%	1/21/23	895	908
	Santander Holdings USA Inc.	3.400%	1/18/23	1,000	1,022
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	661	664
[2]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	6,000	5,970
[2]	Standard Chartered plc	4.247%	1/20/23	2,550	2,554
[2]	Standard Chartered plc	1.319%	10/14/23	3,990	3,995
	Standard Chartered plc	1.319%	10/14/23	200	200
	State Bank of India	4.500%	9/28/23	650	683
	State Street Corp.	2.825%	3/30/23	180	181
	State Street Corp.	2.653%	5/15/23	275	277
	Sumitomo Mitsui Banking Corp.	4.850%	3/1/22	1,500	1,510
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,936	1,964
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	3,492	3,550
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,500	6,650
[5]	Sumitomo Mitsui Financial Group Inc.	3.604%	3/7/23	1,420	1,065
[3,5]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.332%	3/29/22	200	146
[2]	Swedbank AB	2.800%	3/14/22	152	153
[2]	Swiss Re Treasury US Corp.	2.875%	12/6/22	257	262
	Synchrony Financial	2.850%	7/25/22	572	578
	TD Ameritrade Holding Corp.	2.950%	4/1/22	1,000	1,002
	Toronto-Dominion Bank	0.250%	1/6/23	600	598
[2]	Toronto-Dominion Bank	2.500%	1/18/23	790	791
	Truist Bank	2.800%	5/17/22	980	987
	Truist Financial Corp.	3.950%	3/22/22	1,225	1,230
	Truist Financial Corp.	2.750%	4/1/22	209	210
	Truist Financial Corp.	3.050%	6/20/22	500	505
[2]	UBS Group AG	3.491%	5/23/23	5,951	6,012
[2]	UBS Group AG	2.859%	8/15/23	10,594	10,720
	US Bancorp	3.000%	3/15/22	722	724
	US Bancorp	2.950%	7/15/22	1,055	1,066
	W R Berkley Corp.	4.625%	3/15/22	332	335
	Wells Fargo & Co.	3.500%	3/8/22	969	975
	Wells Fargo & Co.	2.625%	7/22/22	1,813	1,834
[5]	Wells Fargo & Co.	5.250%	9/7/22	80	60
	Wells Fargo & Co.	3.069%	1/24/23	1,385	1,387
	Wells Fargo & Co.	3.450%	2/13/23	7,556	7,771
	Wells Fargo & Co.	4.125%	8/15/23	925	970
	Wells Fargo & Co.	1.654%	6/2/24	2,000	2,017
[5]	Westpac Banking Corp.	4.500%	3/11/27	1,550	1,134
19

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.873%	6/22/28	2,400	1,773
					621,642
Health Care (7.7%)
	AbbVie Inc.	3.450%	3/15/22	4,320	4,325
	AbbVie Inc.	3.250%	10/1/22	2,790	2,825
	AbbVie Inc.	2.900%	11/6/22	66	67
	AbbVie Inc.	3.200%	11/6/22	958	974
	AbbVie Inc.	2.300%	11/21/22	1,910	1,937
	Aetna Inc.	2.750%	11/15/22	3,930	3,981
	Aetna Inc.	2.800%	6/15/23	6,828	6,996
	AmerisourceBergen Corp.	0.737%	3/15/23	6,932	6,915
	Anthem Inc.	3.125%	5/15/22	280	283
	Anthem Inc.	3.300%	1/15/23	2,638	2,709
	AstraZeneca plc	2.375%	6/12/22	180	181
	AstraZeneca plc	0.300%	5/26/23	2,000	1,989
	Baxalta Inc.	3.600%	6/23/22	2,392	2,413
[2,3]	Baxter International Inc., SOFR + 0.260%	0.310%	12/1/23	8,000	7,993
	Biogen Inc.	3.625%	9/15/22	483	493
	Bristol-Myers Squibb Co.	2.000%	8/1/22	475	479
	Bristol-Myers Squibb Co.	3.250%	8/15/22	150	153
	Bristol-Myers Squibb Co.	2.750%	2/15/23	10,100	10,315
	Bristol-Myers Squibb Co.	3.250%	2/20/23	3,247	3,334
	Bristol-Myers Squibb Co.	0.537%	11/13/23	3,520	3,502
	Cigna Corp.	3.050%	11/30/22	610	622
	Cigna Corp.	3.750%	7/15/23	1,000	1,041
	CommonSpirit Health	2.950%	11/1/22	857	872
	CVS Health Corp.	3.500%	7/20/22	3,125	3,159
	CVS Health Corp.	2.750%	12/1/22	3,410	3,457
	CVS Health Corp.	4.750%	12/1/22	1,000	1,026
	DH Europe Finance II Sarl	2.050%	11/15/22	75	76
	Eli Lilly & Co.	2.350%	5/15/22	885	892
	Gilead Sciences Inc.	3.250%	9/1/22	8,834	8,952
	Humana Inc.	2.900%	12/15/22	4,905	5,000
	Humana Inc.	0.650%	8/3/23	2,000	1,991
	Illumina Inc.	0.550%	3/23/23	1,000	995
	Kaiser Foundation Hospitals	3.500%	4/1/22	309	311
	McKesson Corp.	2.700%	12/15/22	8,200	8,315
	Merck & Co. Inc.	2.400%	9/15/22	394	398
[2]	Mylan Inc.	3.125%	1/15/23	800	818
	Novartis Capital Corp.	2.400%	5/17/22	280	282
	Novartis Capital Corp.	2.400%	9/21/22	86	87
	PerkinElmer Inc.	0.550%	9/15/23	7,830	7,769
	Royalty Pharma plc	0.750%	9/2/23	3,000	2,981
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	1,486	1,528
	SSM Health Care Corp.	3.688%	6/1/23	16,000	16,504
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	3,300	3,289
[3]	Thermo Fisher Scientific Inc., SOFR + 0.350%	0.399%	4/18/23	5,000	4,993
	UnitedHealth Group Inc.	2.375%	10/15/22	2,811	2,852
	Viatris Inc.	1.125%	6/22/22	10,006	10,026
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	4,861	4,870
	Zoetis Inc.	3.250%	2/1/23	2,610	2,660
					157,630
20

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Industrials (4.1%)
	Boeing Co.	2.125%	3/1/22	2,080	2,082
	Boeing Co.	2.700%	5/1/22	230	232
	Boeing Co.	2.200%	10/30/22	309	312
	Boeing Co.	1.167%	2/4/23	1,964	1,964
	Boeing Co.	4.508%	5/1/23	2,585	2,697
	Boeing Co.	1.433%	2/4/24	815	814
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,628	4,677
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	225	230
	Canadian Pacific Railway Co.	4.450%	3/15/23	975	1,008
	Caterpillar Financial Services Corp.	2.950%	2/26/22	211	212
	Caterpillar Financial Services Corp.	2.400%	6/6/22	200	202
	Caterpillar Financial Services Corp.	2.550%	11/29/22	955	973
	Caterpillar Financial Services Corp.	2.625%	3/1/23	175	179
	Cintas Corp. No. 2	3.250%	6/1/22	210	211
	CNH Industrial Capital LLC	4.375%	4/5/22	4,250	4,288
	CNH Industrial NV	4.500%	8/15/23	2,650	2,786
	Cummins Inc.	3.650%	10/1/23	6,830	7,120
	Deere & Co.	2.600%	6/8/22	1,641	1,648
	Honeywell International Inc.	2.150%	8/8/22	1,883	1,900
	Honeywell International Inc.	0.483%	8/19/22	298	298
[2]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	3,300	3,272
	John Deere Capital Corp.	2.950%	4/1/22	340	342
	John Deere Capital Corp.	1.950%	6/13/22	895	901
	John Deere Capital Corp.	2.700%	1/6/23	136	139
	John Deere Capital Corp.	0.250%	1/17/23	242	241
	John Deere Capital Corp.	2.800%	1/27/23	104	106
	Norfolk Southern Corp.	3.000%	4/1/22	380	381
	PACCAR Financial Corp.	2.000%	9/26/22	230	233
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.875%	7/11/22	852	870
[5]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	50	37
	Republic Services Inc.	4.750%	5/15/23	2,749	2,867
	Rockwell Automation Inc.	0.350%	8/15/23	2,400	2,386
	Ryder System Inc.	2.875%	6/1/22	1,057	1,065
	Ryder System Inc.	3.875%	12/1/23	3,000	3,151
[2]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	2,112	2,133
	Southwest Airlines Co.	2.750%	11/16/22	190	193
	Southwest Airlines Co.	4.750%	5/4/23	7,170	7,511
	Teledyne Technologies Inc.	0.650%	4/1/23	1,700	1,692
	Trane Technologies Global Holding Co Ltd.	4.250%	6/15/23	2,470	2,585
	Union Pacific Corp.	4.163%	7/15/22	5,552	5,610
	Union Pacific Corp.	2.950%	1/15/23	2,488	2,532
	Union Pacific Corp.	2.750%	4/15/23	481	491
	Union Pacific Corp.	3.500%	6/8/23	2,140	2,217
	United Parcel Service Inc.	2.350%	5/16/22	502	505
	United Parcel Service Inc.	2.450%	10/1/22	694	704
	Waste Management Inc.	2.900%	9/15/22	4,137	4,183
	Waste Management Inc.	2.400%	5/15/23	3,930	4,000
					84,180
Materials (1.8%)
	Carlisle Cos. Inc.	0.550%	9/1/23	690	684
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	200	202
	DuPont de Nemours Inc.	4.205%	11/15/23	465	492
	Eastman Chemical Co.	3.600%	8/15/22	11,344	11,459
	GC Treasury Center Co. Ltd.	4.250%	9/19/22	270	275
21

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	International Flavors & Fragrances Inc.	0.697%	9/15/22	928	927
	LYB International Finance BV	4.000%	7/15/23	40	42
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,000	3,986
	Nucor Corp.	4.125%	9/15/22	10,079	10,241
	Nutrien Ltd.	3.150%	10/1/22	3,739	3,786
	Nutrien Ltd.	1.900%	5/13/23	3,000	3,038
	Sherwin-Williams Co.	2.750%	6/1/22	654	659
					35,791
Real Estate (2.6%)
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	1,275	1,310
	American Tower Corp.	2.250%	1/15/22	1,600	1,601
	American Tower Corp.	3.500%	1/31/23	70	72
	American Tower Corp.	3.000%	6/15/23	6,922	7,117
	AvalonBay Communities Inc.	2.850%	3/15/23	292	297
[6]	AvalonBay Communities Inc.	4.200%	12/15/23	6,000	6,329
	Boston Properties LP	3.125%	9/1/23	300	309
	Brandywine Operating Partnership LP	3.950%	2/15/23	1,950	1,998
	Camden Property Trust	4.875%	6/15/23	4,422	4,622
	Crown Castle International Corp.	3.150%	7/15/23	707	729
	ERP Operating LP	3.000%	4/15/23	2,125	2,175
	Federal Realty Investment Trust	2.750%	6/1/23	1,456	1,486
	Kimco Realty Corp.	3.500%	4/15/23	2,836	2,909
	Kimco Realty Corp.	3.125%	6/1/23	7,414	7,602
	Office Properties Income Trust	4.000%	7/15/22	701	709
	Omega Healthcare Investors Inc.	4.375%	8/1/23	742	774
[2]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	1,235	1,239
	Post Apartment Homes LP	3.375%	12/1/22	108	110
	Public Storage	2.370%	9/15/22	5,388	5,448
	Simon Property Group LP	2.750%	6/1/23	5,088	5,198
	SL Green Operating Partnership LP	3.250%	10/15/22	1,789	1,816
					53,850
Technology (2.3%)
	Adobe Inc.	1.700%	2/1/23	551	557
	Apple Inc.	2.100%	9/12/22	2,078	2,100
	Apple Inc.	2.400%	1/13/23	195	198
	Arrow Electronics Inc.	3.500%	4/1/22	200	200
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	238	242
[2]	Dell International LLC / EMC Corp.	5.450%	6/15/23	866	915
	Dell International LLC / EMC Corp.	5.450%	6/15/23	171	181
	Fidelity National Information Services Inc.	0.375%	3/1/23	110	109
	Global Payments Inc.	4.000%	6/1/23	3,000	3,118
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	100	102
	Intel Corp.	2.350%	5/11/22	440	442
	Intel Corp.	3.100%	7/29/22	129	131
[5]	Intel Corp.	4.000%	12/1/22	1,020	765
	International Business Machines Corp.	1.875%	8/1/22	3,131	3,156
	International Business Machines Corp.	2.875%	11/9/22	1,281	1,305
	Microsoft Corp.	2.650%	11/3/22	709	719
	Moody's Corp.	2.625%	1/15/23	1,200	1,220
	Oracle Corp.	2.500%	10/15/22	3,000	3,043
	Oracle Corp.	2.625%	2/15/23	500	509
	Oracle Corp.	2.400%	9/15/23	5,000	5,099
	PayPal Holdings Inc.	2.200%	9/26/22	6,100	6,176
	Skyworks Solutions Inc.	0.900%	6/1/23	5,680	5,652
22

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	1.850%	5/15/22	1,122	1,127
	Visa Inc.	2.150%	9/15/22	243	246
	VMware Inc.	2.950%	8/21/22	4,554	4,613
	VMware Inc.	0.600%	8/15/23	3,980	3,954
					45,879
Utilities (4.3%)
	AEP Texas Inc.	2.400%	10/1/22	1,000	1,011
	Atmos Energy Corp.	0.625%	3/9/23	210	209
[5]	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	770	574
	Baltimore Gas and Electric Co.	2.800%	8/15/22	1,442	1,454
	Baltimore Gas and Electric Co.	3.350%	7/1/23	190	196
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	2,213	2,258
	Black Hills Corp.	1.037%	8/23/24	600	594
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	675	679
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	210	209
	Dominion Energy Inc.	2.750%	9/15/22	342	345
[2]	Dominion Energy Inc.	2.450%	1/15/23	5,000	5,084
	DTE Energy Co.	0.550%	11/1/22	1,680	1,678
	Duke Energy Corp.	2.400%	8/15/22	3,915	3,951
	Duke Energy Corp.	3.050%	8/15/22	2,040	2,059
	Duke Energy Progress LLC	2.800%	5/15/22	720	722
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,360	2,457
	Edison International	2.400%	9/15/22	2,719	2,742
	Edison International	3.125%	11/15/22	1,610	1,634
	Enel Finance America LLC	0.356%	5/12/22	660	659
	Enel Finance America LLC	0.351%	5/18/22	1,000	999
	Enel Finance America LLC	0.356%	5/19/22	700	699
	Enel Finance America LLC	0.321%	6/14/22	1,970	1,967
	Enel Finance America LLC	0.322%	6/17/22	2,070	2,067
[2]	Engie SA	2.875%	10/10/22	160	163
	Entergy Corp.	4.000%	7/15/22	851	861
	Entergy Louisiana LLC	0.620%	11/17/23	1,180	1,171
	Entergy Louisiana LLC	0.950%	10/1/24	2,000	1,984
	Eversource Energy	2.750%	3/15/22	2,740	2,746
	Eversource Energy	2.800%	5/1/23	650	662
[3]	Eversource Energy, SOFR + 0.250%	0.300%	8/15/23	2,400	2,397
	Exelon Corp.	3.497%	6/1/22	852	860
	Exelon Generation Co. LLC	4.250%	6/15/22	1,110	1,118
	Georgia Power Co.	2.850%	5/15/22	6,215	6,273
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	2,877	2,890
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	4,500	4,491
[3]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	0.450%	11/3/23	7,300	7,291
	NSTAR Electric Co.	2.375%	10/15/22	1,860	1,876
	NTPC Ltd.	4.750%	10/3/22	1,010	1,035
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,405	1,413
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,407	1,465
	Progress Energy Inc.	3.150%	4/1/22	315	316
	Southern California Edison Co.	2.400%	2/1/22	470	471
	Southern California Edison Co.	0.700%	4/3/23	210	209
[3]	Southern California Edison Co., SOFR + 0.350%	0.400%	6/13/22	980	980
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	645	660
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,258	1,294
	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	1,578	1,587
[2]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	2,353	2,436
23

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	2.600%	9/15/22	589	593
[5]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	800	600
	Virginia Electric and Power Co.	3.450%	9/1/22	6,328	6,404
	Virginia Electric and Power Co.	2.750%	3/15/23	170	173
					88,666
Total Corporate Bonds (Cost $1,448,522)					1,443,946
Sovereign Bonds (1.8%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	3,012	3,082
	Export-Import Bank of India	4.000%	1/14/23	1,603	1,647
	Fondo MIVIVIENDA SA	3.500%	1/31/23	450	459
	Kingdom of Morocco	4.250%	12/11/22	200	205
[7]	Korea Monetary Stabilization Bond	0.880%	7/9/22	20,000,000	16,797
[7]	Korea Monetary Stabilization Bond	1.080%	9/9/22	10,000,000	8,402
	KSA Sukuk Ltd.	2.894%	4/20/22	1,150	1,159
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	2,000	2,013
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	591	605
	Republic of Chile	2.250%	10/30/22	1,290	1,306
	Republic of Colombia	2.625%	3/15/23	400	403
	Republic of Guatemala	5.750%	6/6/22	206	210
	State of Qatar	4.500%	1/20/22	200	200
Total Sovereign Bonds (Cost $37,054)					36,488
				Shares
Temporary Cash Investments (6.5%)
Money Market Fund (6.3%)
[8]	Vanguard Market Liquidity Fund	0.090%		1,281,242	128,111
24

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
[9]	United States Treasury Bill	0.142%–0.143%	11/3/22	5,000	4,989
Total Temporary Cash Investments (Cost $133,108)					133,100
Total Investments (99.5%) (Cost $2,035,852)					2,029,382
Other Assets and Liabilities—Net (0.5%)					10,228
Net Assets (100%)					2,039,610
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $511,478,000, representing 25.1% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in Australian dollars.
6	Securities with a value of $58,000 have been segregated as initial margin for open futures contracts.
7	Face amount denominated in Korean won.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9	Securities with a value of $254,000 have been segregated as collateral for open forward currency contracts.
3M—3-month.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
25

Ultra-Short Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2022	759	165,592	(17)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2022	(50)	(6,049)	6
				(11)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	1/14/22	AUD	1,169	USD	833	18	—
JPMorgan Chase Bank, N.A.	3/15/22	USD	14,466	AUD	20,346	—	(339)
BNP Paribas	9/15/22	USD	17,258	KRW	19,400,000	990	—
JPMorgan Chase Bank, N.A.	9/15/22	USD	8,337	KRW	10,012,968	—	(59)
BNP Paribas	9/15/22	USD	502	KRW	600,000	—	(1)
						1,008	(399)
AUD—Australian dollar.
KRW—Korean won.
USD—U.S. dollar.
At December 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,022,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,907,738)	1,901,271
Affiliated Issuers (Cost $128,114)	128,111
Total Investments in Securities	2,029,382
Investment in Vanguard	64
Foreign Currency, at Value (Cost $131)	131
Receivables for Investment Securities Sold	54
Receivables for Accrued Income	9,559
Unrealized Appreciation—Forward Currency Contracts	1,008
Total Assets	2,040,198
Liabilities
Due to Custodian	59
Payables for Investment Securities Purchased	10
Payables to Vanguard	90
Variation Margin Payable—Futures Contracts	30
Unrealized Depreciation—Forward Currency Contracts	399
Total Liabilities	588
Net Assets	2,039,610
At December 31, 2021, net assets consisted of:

Paid-in Capital	2,045,694
Total Distributable Earnings (Loss)	(6,084)
Net Assets	2,039,610

Net Assets
Applicable to 40,850,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,039,610
Net Asset Value Per Share	$49.93

See accompanying Notes, which are an integral part of the Financial Statements.
27

Ultra-Short Bond ETF
Statement of Operations

April 5, 2021[1] to December 31, 2021
($000)
Investment Income
Income
Interest[2,3]	4,547
Total Income	4,547
Expenses
The Vanguard Group—Note B
Investment Advisory Services	95
Management and Administrative	773
Marketing and Distribution	45
Custodian Fees	9
Auditing Fees	35
Shareholders’ Reports	5
Trustees’ Fees and Expenses	—
Total Expenses	962
Net Investment Income	3,585
Realized Net Gain (Loss)
Investment Securities Sold[2]	(195)
Futures Contracts	(97)
Forward Currency Contracts	359
Foreign Currencies	(29)
Realized Net Gain (Loss)	38
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(6,470)
Futures Contracts	(11)
Forward Currency Contracts	609
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(5,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,250)
1	Inception.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $41,000, ($13,000), $3,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Interest is net of foreign withholding taxes of $12,000.

See accompanying Notes, which are an integral part of the Financial Statements.
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Ultra-Short Bond ETF
Statement of Changes in Net Assets

April 5, 2021[1] to December 31, 2021
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,585
Realized Net Gain (Loss)	38
Change in Unrealized Appreciation (Depreciation)	(5,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,250)
Distributions
Total Distributions	(3,834)
Capital Share Transactions
Issued	2,150,606
Issued in Lieu of Cash Distributions	—
Redeemed	(104,912)
Net Increase (Decrease) from Capital Share Transactions	2,045,694
Total Increase (Decrease)	2,039,610
Net Assets
Beginning of Period	—
End of Period	2,039,610
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
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Ultra-Short Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	April 5, 2021[1] to December 31, 2021

Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income[2]	.138
Net Realized and Unrealized Gain (Loss) on Investments	(.077)
Total from Investment Operations	.061
Distributions
Dividends from Net Investment Income	(.123)
Distributions from Realized Capital Gains	(.008)
Total Distributions	(.131)
Net Asset Value, End of Period	$49.93
Total Return	0.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,040
Ratio of Total Expenses to Average Net Assets	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.37%[3]
Portfolio Turnover Rate[4]	22%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
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Ultra-Short Bond ETF
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended December 31, 2021, the fund’s average investments in long and short futures contracts each represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended December 31, 2021, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Ultra-Short Bond ETF
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except in the instance that an alternate rate is agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended December 31, 2021, the fund did not utilize the credit facility or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $64,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Ultra-Short Bond ETF
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	132,760	—	132,760
Asset-Backed/Commercial Mortgage-Backed Securities	—	283,088	—	283,088
Corporate Bonds	—	1,443,946	—	1,443,946
Sovereign Bonds	—	36,488	—	36,488
Temporary Cash Investments	128,111	4,989	—	133,100
Total	128,111	1,901,271	—	2,029,382
Derivative Financial Instruments
Assets
Futures Contracts[1]	6	—	—	6
Forward Currency Contracts	—	1,008	—	1,008
Total	6	1,008	—	1,014
Liabilities
Futures Contracts[1]	17	—	—	17
Forward Currency Contracts	—	399	—	399
Total	17	399	—	416
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
34

Ultra-Short Bond ETF
D.	At December 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	6	—	6
Unrealized Appreciation—Forward Currency Contracts	—	1,008	1,008
Total Assets	6	1,008	1,014

Unrealized Depreciation—Futures Contracts[1]	17	—	17
Unrealized Depreciation—Forward Currency Contracts	—	399	399
Total Liabilities	17	399	416
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended December 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(97)	—	(97)
Forward Currency Contracts	—	359	359
Realized Net Gain (Loss) on Derivatives	(97)	359	262
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(11)	—	(11)
Forward Currency Contracts	—	609	609
Change in Unrealized Appreciation (Depreciation) on Derivatives	(11)	609	598
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the deferral of qualified late-year
35

Ultra-Short Bond ETF
losses; and the recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	(499)
Net Unrealized Gains (Losses)	(5,585)
The tax character of distributions paid was as follows:
Period Ended December 31,
2021 Amount ($000)
Ordinary Income*	3,758
Long-Term Capital Gains	76
Total	3,834
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,034,966
Gross Unrealized Appreciation	965
Gross Unrealized Depreciation	(6,550)
Net Unrealized Appreciation (Depreciation)	(5,585)
F.	During the period ended December 31, 2021, the fund purchased $1,725,466,000 of investment securities and sold $240,535,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $140,425,000 and $1,193,000, respectively. Purchases and sales include $459,343,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the period ended December 31, 2021, such purchases were $347,966,000 and sales were $14,715,000, resulting in net realized gain of $10,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Ultra-Short Bond ETF
G.	Capital shares issued and redeemed were:

April 5, 2021[1] to December 31, 2021
Shares (000)
Issued	42,950
Issued in Lieu of Cash Distributions	—
Redeemed	(2,100)
Net Increase (Decrease) in Shares Outstanding	40,850
1	Inception.
At December 31, 2021, one shareholder was a record or beneficial owner of 36% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
37

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Ultra-Short Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ultra-Short Bond ETF (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period April 5, 2021 (inception) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations, changes in its net assets and the financial highlights for the period April 5, 2021 (inception) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
38

Special 2021 tax information (unaudited) for Vanguard Ultra-Short Bond ETF
This information for the fiscal period ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund distributed $76,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 95.3%.
For nonresident alien shareholders, 100% of income dividends are interest-related dividends.
39

"Bloomberg®" and Bloomberg U.S. Treasury Bellwethers: 1 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Ultra-Short Bond ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Ultra-Short Bond ETF or any member of the public regarding the advisability of investing in securities generally or in the Ultra-Short Bond ETF particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Treasury Bellwethers: 1 Year Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Ultra-Short Bond ETF. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Ultra-Short Bond ETF into consideration in determining, composing or calculating the Bloomberg U.S. Treasury Bellwethers: 1 Year Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Ultra-Short Bond ETF to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Ultra-Short Bond ETF customers, in connection with the administration, marketing or trading of the Ultra-Short Bond ETF.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE ULTRA-SHORT BOND ETF OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE ULTRA-SHORT BOND ETF OR BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9310 022022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2021: $494,000
Fiscal Year Ended December 31, 2020: $439,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2021: $11,244,694
Fiscal Year Ended December 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2021: $2,955,181
Fiscal Year Ended December 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2021: $2,047,574
Fiscal Year Ended December 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2021: $280,000
Fiscal Year Ended December 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2021: $2,327,574
Fiscal Year Ended December 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications filed herewith.

(b)      Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Bond INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD Bond INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

VANGUARD Bond INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN CHIEF FINANCIAL OFFICER

Date: February 18, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.